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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
Russell Investment Company
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354

Date of fiscal year end: October 31

Date of reporting period: November 1, 2017 to April 30, 2018

Item 1. Reports to Stockholders

2018 SEMI- ANNUAL REPORT

Russell Investment Company

APRIL 30, 2018

FUND	SHARE CLASS
U.S. Equity Funds	
U.S. Core Equity Fund	A, C, E, S, Y
U.S. Defensive Equity Fund	A, C, E, S, Y
U.S. Dynamic Equity Fund	A, C, E, S, Y
U.S. Strategic Equity Fund	A, C, E, M*, S
U.S. Mid Cap Equity Fund	A, C, S
U.S. Small Cap Equity Fund	A, C, E, M*, R6, S, Y
International and Global Equity Funds	
International Developed Markets Fund	A, C, E, M*, S, Y
Global Equity Fund	A, C, E, M*, S, Y
Emerging Markets Fund	A, C, E, M*, R6, S, Y
Tax-Managed Equity Funds	
Tax-Managed U.S. Large Cap Fund	A, C, E, M*, S
Tax-Managed U.S. Mid & Small Cap Fund	A, C, E, M*, S
Tax-Managed International Equity Fund	A, C, E, M*, S
Fixed Income Funds	
Global Opportunistic Credit Fund	A, C, E, M*, S, Y
Unconstrained Total Return Fund	A, C, M*, S, Y
Strategic Bond Fund	A, C, E, M*, R6, S, Y
Investment Grade Bond Fund	A, C, E, M*, R6, S, Y
Short Duration Bond Fund	A, C, E, M*, R6, S, Y
Tax Exempt Fixed Income Funds	
Tax-Exempt High Yield Bond Fund	A, C, E, M*, S
Tax-Exempt Bond Fund	A, C, E, M*, S
Alternative Funds	
Commodity Strategies Fund	A, C, E, M*, S, Y
Global Infrastructure Fund	A, C, E, M*, S, Y
Global Real Estate Securities Fund	A, C, E, M*, R6, S, Y
Specialty Funds	
Multi-Strategy Income Fund	A, C, E, M*, S, Y
Multi-Asset Growth Strategy Fund	A, C, M*, S, Y
Strategic Call Overwriting Fund	S
Multifactor Equity Funds	
Multifactor U.S. Equity Fund (formerly, Select U.S. Equity Fund)	A, C, M*, R6, S, Y
Multifactor International Equity Fund (formerly, Select International Fund)	M*, R6, S, Y

* Effective September 15, 2017, Class T Shares were redesignated as Class M Shares.

Russell Investment
Company

Russell Investment Company is a
series investment company with
32 different investment portfolios
referred to as Funds. These
financial statements report on 27
of these Funds.

Russell Investment Company

Semi-annual Report

April 30, 2018 (Unaudited)

Table of Contents

Russell Investment Company

Copyright © Russell Investments 2018. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting https://russellinvestments.com/us/funds/
performance-prices.

Russell Investment Company
U.S. Core Equity Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$1,036.60	$1,019.29
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.61	$5.56
Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) .
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class C	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2018	$1,032.90	$1,015.57
the expenses you paid on your account during this period.	Expenses Paid During Period*	$9.38	$9.30

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 1.86%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period) .
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class E	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2017	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2018	$1,036.90	$1,019.29
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$5.61	$5.56
5% hypothetical examples that appear in the shareholder reports
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) .

U.S. Core Equity Fund 3

Russell Investment Company
U.S. Core Equity Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,038.20	$1,020.73
Expenses Paid During Period*	$4.14	$4.11

* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,039.10	$1,021.52
Expenses Paid During Period*	$3.34	$3.31

* Expenses are equal to the Fund's annualized expense ratio of 0.66%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) .

4 U.S. Core Equity Fund

Russell Investment Company
U.S. Core Equity Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.4%			Archer-Daniels-Midland Co.	15,231	691
Consumer Discretionary - 13.4%			Bunge, Ltd.	5,400	390
Advance Auto Parts, Inc.	6,330	724	Coca-Cola Co. (The)	78,190	3,378
Amazon. com, Inc. (Æ)	7,280	11,400	Colgate-Palmolive Co.	21,800	1,422
AutoZone, Inc. (Æ)	1,046	653	ConAgra Foods, Inc.	37,007	1,372
Brunswick Corp.	3,900	234	CVS Health Corp.	58,438	4,081
Carnival Corp.	9,728	613	General Mills, Inc.	5,721	250
CBS Corp. Class B	33,495	1,648	Kellogg Co.	2,986	176
Cinemark Holdings, Inc.	6,958	273	Kimberly-Clark Corp.	1,147	119
Comcast Corp. Class A	16,792	527	Kraft Heinz Co. (The)	3,620	204
Cooper-Standard Holdings, Inc. (Æ)	1,400	173	Molson Coors Brewing Co. Class B	10,326	736
Costco Wholesale Corp.	9,492	1,872	Mondelez International, Inc. Class A	72,859	2,879
Dick's Sporting Goods, Inc.	15,924	527	PepsiCo, Inc.	25,638	2,588
Dollar Tree, Inc. (Æ)	3,191	306	Philip Morris International, Inc.	56,540	4,636
Domino's Pizza, Inc.	3,120	754	Pinnacle Foods, Inc.	26,441	1,597
DR Horton, Inc.	20,640	911	Procter & Gamble Co. (The)	45,713	3,306
Foot Locker, Inc.	4,500	194	Sysco Corp.	4,104	257
Ford Motor Co.	35,900	404	Tyson Foods, Inc. Class A	14,200	995
General Motors Co.	64,409	2,366	Walgreens Boots Alliance, Inc.	5,525	367
Goodyear Tire & Rubber Co. (The)	34,990	879
Hilton Worldwide Holdings, Inc.	4,100	323			32,243
Home Depot, Inc. (The)	8,092	1,495
Kohl's Corp.	5,663	352	Energy - 8.1%
			Anadarko Petroleum Corp.	21,990	1,480
Lennar Corp. Class A	3,177	168	Arch Coal, Inc. Class A	6,740	545
Lennar Corp. Class B	63	3	BP PLC - ADR	108,893	4,856
Lowe's Cos. , Inc.	22,032	1,816	C&J Energy Services, Inc. (Æ)	2,400	72
Macy's, Inc.	6,750	210	Canadian Natural Resources, Ltd.	56,313	2,032
Madison Square Garden Co. (The) Class A(Æ)	4,546	1,105	Chevron Corp.	59,488	7,443
Marriott International, Inc. Class A	2,409	329	Cimarex Energy Co.	900	91
McDonald's Corp.	4,571	765	ConocoPhillips	67,331	4,411
Michael Kors Holdings, Ltd. (Æ)	1,600	109	Devon Energy Corp.	37,571	1,365
Netflix, Inc. (Æ)	7,128	2,227	EOG Resources, Inc.	4,030	476
Nike, Inc. Class B	48,123	3,291	Exxon Mobil Corp.	56,081	4,360
Nordstrom, Inc.	4,346	220	Halliburton Co.	19,528	1,035
Norwegian Cruise Line Holdings, Ltd. (Æ)	20,662	1,105	Kinder Morgan, Inc.	54,118	856
NVR, Inc. (Æ)	206	639	Magna International, Inc. Class A	16,486	973
Omnicom Group, Inc.	8,300	611	Marathon Oil Corp.	3,600	66
PulteGroup, Inc.	9,769	297	Marathon Petroleum Corp.	6,600	494
Starbucks Corp.	71,744	4,131	National Oilwell Varco, Inc.	8,800	340
Tapestry, Inc.	39,043	2,099	Occidental Petroleum Corp.	37,802	2,921
Target Corp.	29,359	2,132	Oceaneering International, Inc.	16,757	356
Thomson Reuters Corp.	3,987	160	PBF Energy, Inc. Class A	1,000	38
Time Warner, Inc.	26,105	2,475	Peabody Energy Corp.	12,670	467
TJX Cos. , Inc.	32,996	2,800	Phillips 66	30,225	3,364
Toll Brothers, Inc.	5,325	225	Pioneer Natural Resources Co.	1,060	214
Tupperware Brands Corp.	10,260	457	Schlumberger, Ltd.	67,710	4,641
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	10,382	2,605	Valero Energy Corp.	7,900	876
Viacom, Inc. Class B	3,591	108	World Fuel Services Corp.	7,800	167
Wal-Mart Stores, Inc.	61,908	5,477
Walt Disney Co. (The)	56,358	5,655			43,939
Whirlpool Corp.	5,400	837
Yum China Holdings, Inc.	7,844	335	Financial Services - 18.7%
Yum! Brands, Inc.	45,283	3,943	Aflac, Inc.	8,742	398
			AGNC Investment Corp. (Æ)	26,992	511
		72,962	Alliance Data Systems Corp.	11,168	2,268
			Allstate Corp. (The)	19,604	1,917
Consumer Staples - 5.9%			American Express Co.	34,500	3,407
Altria Group, Inc.	49,886	2,799

See accompanying notes which are an integral part of the financial statements.

U.S. Core Equity Fund 5

Russell Investment Company
U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
American Homes 4 Rent Class A(ö)	5,900	119	PNC Financial Services Group, Inc. (The)	8,045	1,171
American International Group, Inc.	8,200	459	Popular, Inc.	1,900	88
American Tower Corp. (ö)	2,228	304	ProAssurance Corp.	2,700	128
Ameriprise Financial, Inc.	1,644	231	Progressive Corp. (The)	17,200	1,037
Aspen Insurance Holdings, Ltd.	1,900	81	Prologis, Inc. (ö)	8,601	558
Athene Holding, Ltd. Class A(Æ)	2,300	113	Prudential Financial, Inc.	8,734	929
Axis Capital Holdings, Ltd.	5,100	299	Public Storage(ö)	1,744	352
Bank of America Corp.	190,099	5,688	Radian Group, Inc.	24,755	354
Bank of New York Mellon Corp. (The)	8,100	442	Raymond James Financial, Inc.	1,200	108
BB&T Corp.	7,141	377	Regions Financial Corp.	15,506	290
Berkshire Hathaway, Inc. Class B(Æ)	23,178	4,490	Reinsurance Group of America, Inc. Class A	6,550	979
Blackstone Group, LP (The)	88,860	2,750	Santander Consumer USA Holdings, Inc.	67,533	1,246
BNP Paribas - ADR	23,472	904	Signature Bank(Æ)	1,480	188
Brighthouse Financial, Inc. (Æ)	390	20	Simon Property Group, Inc. (ö)	3,224	504
Capital One Financial Corp.	24,635	2,233	SLM Corp. (Æ)	40,263	462
CBRE Group, Inc. Class A(Æ)	9,300	421	Spirit Realty Capital, Inc. (ö)	10,800	87
Chubb, Ltd.	10,337	1,403	State Street Corp.	32,228	3,216
Citigroup, Inc.	91,326	6,235	SunTrust Banks, Inc.	10,198	681
Citizens Financial Group, Inc.	9,312	386	Synchrony Financial	36,024	1,195
CME Group, Inc. Class A	2,128	336	Synovus Financial Corp.	2,900	152
Comerica, Inc.	7,200	681	TFS Financial Corp.	15,162	226
Commerce Bancshares, Inc.	15,319	973	Travelers Cos. , Inc. (The)	13,542	1,782
Crown Castle International Corp. (ö)	2,175	219	US Bancorp	29,211	1,474
Cullen/Frost Bankers, Inc.	2,236	256	Visa, Inc. Class A	31,953	4,055
Discover Financial Services	3,000	214	Voya Financial, Inc.	6,994	366
E*Trade Financial Corp. (Æ)	7,200	437	Wells Fargo & Co.	81,926	4,256
Equinix, Inc. (Æ)(ö)	6,641	2,794	Willis Towers Watson PLC(Æ)	1,550	230
Equity Commonwealth(Æ)(ö)	3,000	93	WR Berkley Corp.	9,852	735
Equity Residential(ö)	9,826	606	XL Group, Ltd.	43,500	2,418
Essex Property Trust, Inc. (ö)	1,170	280			101,990
Fidelity National Information Services, Inc.	1,699	161
Fifth Third Bancorp	8,968	297	Health Care - 11.2%
First Data Corp. Class A(Æ)	45,063	816	Abbott Laboratories	9,167	533
First Hawaiian, Inc.	1,600	44	AbbVie, Inc.	9,112	880
Fiserv, Inc. (Æ)	2,826	200	Acadia Pharmaceuticals, Inc. (Æ)	2,898	46
FleetCor Technologies, Inc. (Æ)	14,448	2,995	Aerie Pharmaceuticals, Inc. (Æ)	32,112	1,644
Franklin Resources, Inc.	4,503	151	Aetna, Inc.	11,617	2,080
GGP, Inc. (Æ)(ö)	21,140	423	Agilent Technologies, Inc.	5,100	335
Goldman Sachs Group, Inc. (The)	10,485	2,499	Alexion Pharmaceuticals, Inc. (Æ)	1,609	189
Hartford Financial Services Group, Inc.	7,719	415	Allergan PLC	4,241	652
HCP, Inc. (ö)	64,179	1,499	Allscripts Healthcare Solutions, Inc. (Æ)	37,350	434
Huntington Bancshares, Inc.	14,146	211	Amgen, Inc.	3,120	544
Intercontinental Exchange, Inc.	3,941	286	Anthem, Inc. (Æ)	6,280	1,482
Jack Henry & Associates, Inc.	1,589	190	Baxter International, Inc.	21,912	1,523
JPMorgan Chase & Co.	72,766	7,914	Becton Dickinson and Co.	11,985	2,779
KeyCorp	12,157	242	Biogen, Inc. (Æ)	1,443	395
KKR & Co. , LP	90,613	1,897	BioMarin Pharmaceutical, Inc. (Æ)	1,487	124
Loews Corp.	41,300	2,167	Bristol-Myers Squibb Co.	15,086	787
M&T Bank Corp.	8,917	1,625	Cardinal Health, Inc.	17,202	1,104
Marsh & McLennan Cos. , Inc.	5,020	409	Celgene Corp. (Æ)	23,514	2,048
MasterCard, Inc. Class A	16,168	2,882	Cerner Corp. (Æ)	6,601	384
MetLife, Inc.	11,591	553	Cigna Corp.	1,720	296
Navient Corp.	11,891	158	Eli Lilly & Co.	19,061	1,545
New York Community Bancorp, Inc.	10,954	130	Express Scripts Holding Co. (Æ)	5,113	387
Northern Trust Corp.	11,560	1,234	Gilead Sciences, Inc.	11,657	842
OneMain Holdings, Inc. (Æ)	20,675	638	Halozyme Therapeutics, Inc. (Æ)	2,800	53
PayPal Holdings, Inc. (Æ)	4,583	342	Horizon Pharma PLC(Æ)	30,544	404

See accompanying notes which are an integral part of the financial statements.

6 U.S. Core Equity Fund

Russell Investment Company
U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Humana, Inc.	4,830	1,420	AerCap Holdings NV(Æ)	22,006	1,147
Intuitive Surgical, Inc. (Æ)	1,950	860	AGCO Corp.	14,340	899
IQVIA Holdings, Inc. (Æ)	2,408	231	American Airlines Group, Inc.	24,441	1,049
Jazz Pharmaceuticals PLC(Æ)	2,330	354	Ametek, Inc.	1,742	122
Johnson & Johnson	67,817	8,579	Automatic Data Processing, Inc.	22,565	2,664
Mallinckrodt PLC(Æ)	12,025	156	Boeing Co. (The)	10,982	3,663
McKesson Corp.	1,690	264	Carlisle Cos. , Inc.	756	81
Medtronic PLC	6,742	540	Caterpillar, Inc.	12,047	1,739
Merck & Co. , Inc.	45,319	2,668	CSX Corp.	34,860	2,070
Mylan NV(Æ)	22,801	883	Cummins, Inc.	7,234	1,156
Novo Nordisk A/S - ADR	50,575	2,374	Danaher Corp.	3,874	389
Pfizer, Inc.	127,310	4,661	Deere & Co.	1,465	198
Portola Pharmaceuticals, Inc. (Æ)	7,664	277	Delta Air Lines, Inc.	26,080	1,362
Regeneron Pharmaceuticals, Inc. (Æ)	8,064	2,449	EMCOR Group, Inc.	3,600	265
Sage Therapeutics, Inc. (Æ)	9,015	1,297	Emerson Electric Co.	5,240	348
Sanofi - ADR	34,400	1,353	Esterline Technologies Corp. (Æ)	670	48
Seattle Genetics, Inc. (Æ)	2,463	126	Evoqua Water Technologies Corp. (Æ)	68,013	1,390
Shire PLC - ADR	2,846	454	Expeditors International of Washington, Inc.	8,800	562
Stryker Corp.	2,642	448	FedEx Corp.	9,832	2,431
Thermo Fisher Scientific, Inc.	2,609	549	Fluor Corp.	7,591	448
United Therapeutics Corp. (Æ)	1,291	142	General Dynamics Corp.	6,005	1,209
UnitedHealth Group, Inc.	34,664	8,195	General Electric Co.	145,293	2,044
Varian Medical Systems, Inc. (Æ)	1,630	188	Honeywell International, Inc.	4,266	617
Vertex Pharmaceuticals, Inc. (Æ)	1,646	252	Illinois Tool Works, Inc.	2,465	350
WellCare Health Plans, Inc. (Æ)	3,330	683	Insperity, Inc.	1,600	128
Zimmer Biomet Holdings, Inc.	3,618	417	Itron, Inc. (Æ)	2,400	157
		61,310	Jacobs Engineering Group, Inc.	4,300	250
			JB Hunt Transport Services, Inc.	23,175	2,722
Materials and Processing - 2.7%			Johnson Controls International PLC(Æ)	71,649	2,428
Air Products & Chemicals, Inc.	1,775	288	Kansas City Southern	19,489	2,078
Ashland Global Holdings, Inc.	4,700	311	Landstar System, Inc.	7,260	738
Cabot Corp.	1,400	78	Lockheed Martin Corp.	9,523	3,055
Celanese Corp. Class A	12,500	1,358	Macquarie Infrastructure Corp.	12,385	469
Crown Holdings, Inc. (Æ)	13,956	696	ManpowerGroup, Inc.	6,380	611
DowDuPont, Inc.	54,658	3,457	Navistar International Corp. (Æ)	2,400	84
Eastman Chemical Co.	6,210	634	Norfolk Southern Corp.	9,878	1,417
Ecolab, Inc.	27,971	4,049	Northrop Grumman Corp.	2,652	854
Huntsman Corp.	1,200	36	Paychex, Inc.	3,073	186
International Flavors & Fragrances, Inc.	780	110	Quanta Services, Inc. (Æ)	63,037	2,049
LyondellBasell Industries NV Class A	3,514	372	Raytheon Co.	6,253	1,281
Monsanto Co.	2,019	253	Rockwell Automation, Inc.	14,868	2,446
NewMarket Corp.	600	228	Ryder System, Inc.	2,300	155
Owens Corning	3,100	203	Southwest Airlines Co.	31,600	1,669
PPG Industries, Inc.	2,986	316	Stanley Black & Decker, Inc.	8,987	1,272
Praxair, Inc.	10,621	1,620	Terex Corp.	4,300	157
Reliance Steel & Aluminum Co.	8,467	744	Toro Co. (The)	10,900	636
Stepan Co.	700	49	Union Pacific Corp.	22,345	2,986
Westlake Chemical Corp.	360	39	United Continental Holdings, Inc. (Æ)	20,135	1,360
WestRock Co.	1,526	90	United Parcel Service, Inc. Class B	3,995	453
			United Technologies Corp.	23,035	2,769
		14,931	Waste Management, Inc.	3,559	289

Producer Durables - 12.0%			XPO Logistics, Inc. (Æ)	15,326	1,489
3M Co.	3,402	661			65,369
Accenture PLC Class A	13,464	2,036
Adient PLC	15,127	927	Technology - 20.5%
AECOM(Æ)	37,902	1,306	Activision Blizzard, Inc.	2,222	147
			Adobe Systems, Inc. (Æ)	2,445	542

See accompanying notes which are an integral part of the financial statements.

U.S. Core Equity Fund 7

Russell Investment Company
U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
Alibaba Group Holding, Ltd. - ADR(Æ)	5,900	1,053		Xilinx, Inc.	34,949		2,245
Alphabet, Inc. Class A(Æ)	2,258	2,299		Yelp, Inc. Class A(Æ)	1,300		58
Alphabet, Inc. Class C(Æ)	12,170	12,381		Zynga, Inc. Class A(Æ)	171,900		593
Amdocs, Ltd.	2,820	190					111,655
Amphenol Corp. Class A	2,935	246
Anixter International, Inc. (Æ)	700	41		Utilities - 3.9%
Apple, Inc.	66,360	10,965		American Electric Power Co. , Inc.	12,829		898
Applied Materials, Inc.	3,926	195		AT&T, Inc.	221,536		7,244
ARRIS International PLC(Æ)	14,000	378		Avangrid, Inc.	1,410		74
Arrow Electronics, Inc. (Æ)	13,100	979		CMS Energy Corp.	7,460		352
Aspen Technology, Inc. (Æ)	8,500	746		Dominion Energy, Inc.	6,447		429
Autodesk, Inc. (Æ)	25,824	3,251		Duke Energy Corp.	3,999		321
Avnet, Inc.	30,555	1,199		Edison International	3,600		236
Booking Holdings, Inc. (Æ)	1,071	2,333		Entergy Corp.	37,500		3,059
Broadcom, Inc.	9,457	2,170		Eversource Energy(Æ)	14,600		880
CA, Inc.	4,421	154		Exelon Corp.	47,812		1,897
Cadence Design Systems, Inc. (Æ)	18,200	729		NextEra Energy, Inc.	8,695		1,425
Cisco Systems, Inc.	80,963	3,585		NiSource, Inc.	14,300		349
Cognizant Technology Solutions Corp. Class				PG&E Corp.	3,627		167
A	6,613	541		Southern Co. (The)	10,611		489
CommScope Holding Co. , Inc. (Æ)	45,346	1,733		Telephone & Data Systems, Inc.	3,000		82
Cornerstone OnDemand, Inc. (Æ)	2,200	97		T-Mobile US, Inc. (Æ)	1,200		73
Corning, Inc.	5,180	140		US Cellular Corp. (Æ)	2,700		107
DXC Technology Co.	24,763	2,552		Verizon Communications, Inc.	57,891		2,857
Electronic Arts, Inc. (Æ)	1,439	170		Vistra Energy Corp. (Æ)	4,500		103
F5 Networks, Inc. (Æ)	3,850	628
Facebook, Inc. Class A(Æ)	36,245	6,235					21,042
FireEye, Inc. (Æ)	8,300	150
Hewlett Packard Enterprise Co.	27,700	472		Total Common Stocks
HP, Inc. (Æ)	39,588	851		(cost $406,475)			525,441
Intel Corp.	92,983	4,800
International Business Machines Corp.	14,830	2,150		Short-Term Investments - 3.7%
Intuit, Inc.	1,432	265		U. S. Cash Management Fund(@)	18,836,807	(8)	18,837
Jabil Circuit, Inc.	4,100	109		United States Treasury Bills
Juniper Networks, Inc.	37,900	932		1.626% due 05/31/18 (~)(§)	1,400		1,398
Lam Research Corp.	972	180		Total Short-Term Investments
Marvell Technology Group, Ltd.	139,270	2,794		(cost $20,235)			20,235
Micron Technology, Inc. (Æ)	27,989	1,287
Microsoft Corp.	148,737	13,909
Motorola Solutions, Inc.	9,758	1,072		Total Investments 100.1%
Nuance Communications, Inc. (Æ)	4,200	62		(identified cost $426,710)			545,676
NVIDIA Corp.	3,594	809
Oracle Corp.	118,037	5,391		Other Assets and Liabilities, Net
Pure Storage, Inc. Class A(Æ)	900	18	-	(0.1%)			(338)
QUALCOMM, Inc.	86,363	4,406		Net Assets - 100.0%			545,338
Red Hat, Inc. (Æ)	14,987	2,444
Salesforce. com, Inc. (Æ)	42,145	5,099
SAP SE - ADR	20,551	2,278
Splunk, Inc. (Æ)	810	83
SYNNEX Corp.	340	34
Synopsys, Inc. (Æ)	14,439	1,234
Tableau Software, Inc. Class A(Æ)	1,300	111
Tech Data Corp. (Æ)	6,660	508
Texas Instruments, Inc.	5,336	541
Twitter, Inc. (Æ)	15,200	461
Viavi Solutions, Inc. Class W(Æ)	32,800	310
Western Digital Corp.	4,060	320

See accompanying notes which are an integral part of the financial statements.

8 U.S. Core Equity Fund

Russell Investment Company
U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures			86	USD	11,382	06/18	151
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							151

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$72,962	$—	$—		$—	$72,962	13.4
Consumer Staples	32,243	—	—		—	32,243	5.9
Energy	43,939	—	—		—	43,939	8.1
Financial Services	101,990	—	—		—	101,990	18.7
Health Care	61,310	—	—		—	61,310	11.2
Materials and Processing	14,931	—	—		—	14,931	2.7
Producer Durables	65,369	—	—		—	65,369	12.0
Technology	111,655	—	—		—	111,655	20.5
Utilities	21,042	—	—		—	21,042	3.9
Short-Term Investments	—	1,398	—		18,837	20,235	3.7
Total Investments	525,441	1,398	—		18,837	545,676	100.1
Other Assets and Liabilities, Net							(0.1)
							100.0
Other Financial Instruments
Assets
Futures Contracts	151	—	—		—	151	— *
Total Other Financial Instruments**	$151	$—	$—		$—	$151

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Core Equity Fund 9

Russell Investment Company
U.S. Core Equity Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Assets
Receivable from Broker for Futures*	$151

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$828

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$7

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

10 U.S. Core Equity Fund

Russell Investment Company
U.S. Core Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures	$361	$—	$361
Total Financial and Derivative Liabilities		361	—	361
Financial and Derivative Liabilities not subject to a netting agreement		(361)	—	(361)
Total Financial and Derivative Liabilities subject to a netting agreement		$—	$—	$—

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Core Equity Fund 11

Russell Investment Company
U.S. Core Equity Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$426,710
Investments, at fair value(>)	545,676
Receivables:
Dividends and interest	451
Dividends from affiliated funds	34
Investments sold	3,557
Fund shares sold	87
From broker(a)	256
Prepaid expenses	4
Total assets	550,065

Liabilities
Payables:
Due to broker (b)	361
Investments purchased	3,507
Fund shares redeemed	347
Accrued fees to affiliates	385
Other accrued expenses	127
Total liabilities	4,727

Net Assets	$545,338

See accompanying notes which are an integral part of the financial statements.

12 U.S. Core Equity Fund

Russell Investment Company
U.S. Core Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$410
Accumulated net realized gain (loss)	36,108
Unrealized appreciation (depreciation) on:
Investments	118,966
Futures contracts	151
Shares of beneficial interest	170
Additional paid-in capital	389,533
Net Assets	$545,338

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$32.13
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$34.09
Class A — Net assets	$31,015,734
Class A — Shares outstanding ($. 01 par value)	965,179
Net asset value per share: Class C(#)	$31.33
Class C — Net assets	$38,211,285
Class C — Shares outstanding ($. 01 par value)	1,219,810
Net asset value per share: Class E(#)	$32.20
Class E — Net assets	$3,728,340
Class E — Shares outstanding ($. 01 par value)	115,793
Net asset value per share: Class S(#)	$32.05
Class S — Net assets	$439,954,335
Class S — Shares outstanding ($. 01 par value)	13,727,606
Net asset value per share: Class Y(#)	$32.02
Class Y — Net assets	$32,428,600
Class Y — Shares outstanding ($. 01 par value)	1,012,716
Amounts in thousands
(>) Investments in affiliates, U. S. Cash Management Fund	$18,837

(a) Receivable from Broker for Futures	$256
(b) Payables Variation Margin for Futures	$361
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

U.S. Core Equity Fund 13

Russell Investment Company
U.S. Core Equity Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$5,231
Dividends from affiliated funds	150
Interest	8
Total investment income	5,389

Expenses
Advisory fees	1,583
Administrative fees	138
Custodian fees	66
Distribution fees - Class A	39
Distribution fees - Class C	151
Transfer agent fees - Class A	31
Transfer agent fees - Class C	40
Transfer agent fees - Class E	4
Transfer agent fees - Class S	467
Transfer agent fees - Class Y	1
Professional fees	39
Registration fees	42
Shareholder servicing fees - Class C	50
Shareholder servicing fees - Class E	5
Trustees’ fees	10
Printing fees	21
Miscellaneous	12
Expenses before reductions	2,699
Expense reductions	(93)
Net expenses	2,606
Net investment income (loss)	2,783

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	40,522
Investments in affiliated funds	(2)
Futures contracts	828
Net realized gain (loss)	41,348
Net change in unrealized appreciation (depreciation) on:
Investments	(20,866)
Futures contracts	7
Net change in unrealized appreciation (depreciation)	(20,859)
Net realized and unrealized gain (loss)	20,489
Net Increase (Decrease) in Net Assets from Operations	$23,272

See accompanying notes which are an integral part of the financial statements.

14 U.S. Core Equity Fund

Russell Investment Company
U.S. Core Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,783	$6,775
Net realized gain (loss)	41,348	91,505
Net change in unrealized appreciation (depreciation)	(20,859)	39,852
Net increase (decrease) in net assets from operations	23,272	138,132

Distributions
From net investment income
Class A	(112)	(247)
Class C	(11)	(68)
Class E	(15)	(41)
Class I(1)	—	(2,741)
Class S	(2,362)	(3,545)
Class Y	(197)	(280)
From net realized gain
Class A	(3,672)	(2,622)
Class C	(4,915)	(3,861)
Class E	(494)	(620)
Class I(1)	—	(31,120)
Class S	(56,768)	(23,026)
Class Y	(4,045)	—
Net decrease in net assets from distributions	(72,591)	(68,171)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(1,871)	(162,616)
Total Net Increase (Decrease) in Net Assets	(51,190)	(92,655)

Net Assets
Beginning of period	596,528	689,183
End of period	$545,338	$596,528
Undistributed (overdistributed) net investment income included in net assets	$410	$324

See accompanying notes which are an integral part of the financial statements.

U.S. Core Equity Fund 15

Russell Investment Company
U.S. Core Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	62	$2,064	56	$1,827
Proceeds from reinvestment of distributions	116	3,745	91	2,833
Payments for shares redeemed	(83)	(2,760)	(181)	(5,965)
Net increase (decrease)	95	3,049	(34)	(1,305)
Class C
Proceeds from shares sold	20	659	59	1,835
Proceeds from reinvestment of distributions	155	4,905	126	3,840
Payments for shares redeemed	(152)	(4,977)	(344)	(10,993)
Net increase (decrease)	23	587	(159)	(5,318)
Class E
Proceeds from shares sold	2	70	4	125
Proceeds from reinvestment of distributions	16	502	21	656
Payments for shares redeemed	(19)	(615)	(125)	(4,058)
Net increase (decrease)	(1)	(43)	(100)	(3,277)
Class I(1)
Proceeds from shares sold	—	—	131	4,182
Proceeds from reinvestment of distributions	—	—	1,081	33,443
Payments for shares redeemed	—	—	(12,325)	(406,138)
Net increase (decrease)	—	—	(11,113)	(368,513)
Class S
Proceeds from shares sold	347	11,471	7,676	253,535
Proceeds from reinvestment of distributions	1,803	58,230	834	25,965
Payments for shares redeemed	(2,296)	(76,806)	(2,887)	(94,797)
Net increase (decrease)	(146)	(7,105)	5,623	184,703
Class Y(2)
Proceeds from shares sold	12	369	1,383	45,268
Proceeds from reinvestment of distributions	84	2,698	6	197
Payments for shares redeemed	(43)	(1,426)	(429)	(14,371)
Net increase (decrease)	53	1,641	960	31,094
Total increase (decrease)	24	$(1,871)	(4,823)	$(162,616)

(1) For the period November 1, 2016 to August 18, 2017 (date of reclassification).
(2) For the period February 28, 2017 (inception date) to October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

16 U.S. Core Equity Fund

(This page intentionally left blank)

Russell Investment Company
U.S. Core Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2018*	35.18	. 12	1.20	1.32	(. 13)	(4.24)
October 31, 2017	31.65	. 26	6.46	6.72	(. 27)	(2.92)
October 31, 2016	38.50	. 34	. 45	. 79	(. 37)	(7.27)
October 31, 2015	43.30	. 31	1.44	1.75	(. 44)	(6.11)
October 31, 2014	38.17	. 39	5.12	5.51	(. 38)	—
October 31, 2013	30.29	. 31	7.88	8.19	(. 31)	—

Class C
April 30, 2018*	34.41	—(f)	1.17	1.17	(. 01)	(4.24)
October 31, 2017	31.05	. 02	6.31	6.33	(. 05)	(2.92)
October 31, 2016	37.90	. 10	. 45	. 55	(. 13)	(7.27)
October 31, 2015	42.78	. 02	1.42	1.44	(. 21)	(6.11)
October 31, 2014	37.78	. 08	5.07	5.15	(. 15)	—
October 31, 2013	30.01	. 05	7.80	7.85	(. 08)	—

Class E
April 30, 2018*	35.24	. 13	1.20	1.33	(. 13)	(4.24)
October 31, 2017	31.69	. 27	6.46	6.73	(. 26)	(2.92)
October 31, 2016	38.53	. 34	. 46	. 80	(. 37)	(7.27)
October 31, 2015	43.33	. 31	1.43	1.74	(. 43)	(6.11)
October 31, 2014	38.17	. 40	5.13	5.53	(. 37)	—
October 31, 2013	30.29	. 32	7.87	8.19	(. 31)	—

Class S
April 30, 2018*	35.10	. 17	1.20	1.37	(. 18)	(4.24)
October 31, 2017	31.60	. 33	6.47	6.80	(. 38)	(2.92)
October 31, 2016	38.45	. 42	. 45	. 87	(. 45)	(7.27)
October 31, 2015	43.26	. 41	1.43	1.84	(. 54)	(6.11)
October 31, 2014	38.12	. 49	5.13	5.62	(. 48)	—
October 31, 2013	30.26	. 39	7.86	8.25	(. 39)	—

Class Y
April 30, 2018*	35.07	. 20	1.19	1.39	(. 20)	(4.24)
October 31, 2017(7)	32.22	. 06	3.10	3.16	(. 31)	—
October 31, 2016(j)	—	—	—	—	—	—
October 31, 2015	43.19	. 26	2.13	2.39	(. 38)	(6.11)
October 31, 2014	38.06	. 58	5.11	5.69	(. 56)	—
October 31, 2013	30.21	. 46	7.85	8.31	(. 46)	—

See accompanying notes which are an integral part of the financial statements.

18 U.S. Core Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)(k)
(4.37)	32.13	3.66	31,016	1.11	1.11	. 75	40
(3.19)	35.18	22.63	30,614	1.11	1.11	. 79	90
(7.64)	31.65	3.15	28,620	1.08	1.08	1.07	73
(6.55)	38.50	4.17	34,474	1.09	1.09	. 79	90
(. 38)	43.30	14.49	36,334	1.08	1.08	. 95	73
(. 31)	38.17	27.19	33,491	1.07	1.07	. 90	97

(4.25)	31.33	3.29	38,211	1.86	1.86	. 01	40
(2.97)	34.41	21.73	41,162	1.86	1.86	. 05	90
(7.40)	31.05	2.42	42,062	1.83	1.83	. 32	73
(6.32)	37.90	3.39	50,046	1.84	1.84	. 04	90
(. 15)	42.78	13.66	54,530	1.83	1.83	. 21	73
(. 08)	37.78	26.23	55,105	1.82	1.82	. 16	97

(4.37)	32.20	3.69	3,728	1.11	1.11	. 76	40
(3.18)	35.24	22.61	4,124	1.11	1.11	. 82	90
(7.64)	31.69	3.18	6,889	1.08	1.08	1.07	73
(6.54)	38.53	4.14	7,752	1.09	1.09	. 80	90
(. 37)	43.33	14.52	11,449	1.08	1.08	. 97	73
(. 31)	38.17	27.18	19,657	1.07	1.06	. 95	97

(4.42)	32.05	3.82	439,954	. 86	. 82	1.05	40
(3.30)	35.10	22.94	486,964	. 86	. 83	1.01	90
(7.72)	31.60	3.43	260,691	. 83	. 83	1.33	73
(6.65)	38.45	4.42	361,883	. 84	. 84	1.04	90
(. 48)	43.26	14.80	428,952	. 83	. 83	1.20	73
(. 39)	38.12	27.51	450,265	. 82	. 82	1.15	97

(4.44)	32.02	3.91	32,429	. 66	. 66	1.21	40
(. 31)	35.07	9.86	33,664	. 66	. 66	1.16	90
—	—	—	—	—	—	—	—
(6.49)	39.09	5.88	12,557	. 64	. 64	1.30	90
(. 56)	43.19	15.02	707,630	. 63	. 63	1.42	73
(. 46)	38.06	27.74	989,520	. 62	. 62	1.35	97

See accompanying notes which are an integral part of the financial statements.

U.S. Core Equity Fund 19

Russell Investment Company
U.S. Core Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:

Advisory fees	$249,188
Administration fees	21,751
Distribution fees	30,246
Shareholder servicing fees	8,753
Transfer agent fees	70,995
Trustee fees	4,268
$385,201

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$18,140	$101,957	$101,258	$(2)	$—	$18,837	$150	$—
	$18,140	$101,957	$101,258	$(2)	$—	$18,837	$150	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$431,866,234
Unrealized Appreciation	$125,466,488
Unrealized Depreciation	(11,506,118)
Net Unrealized Appreciation (Depreciation)	$113,960,370

See accompanying notes which are an integral part of the financial statements.

20 U.S. Core Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$1,038.30	$1,017.50
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$7.43	$7.35
Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.47%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) .
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class C	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2018	$1,034.40	$1,013.79
the expenses you paid on your account during this period.	Expenses Paid During Period*	$11.20	$11.08

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 2.22%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period) .
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class E	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2017	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2018	$1,038.20	$1,017.50
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$7.43	$7.35
5% hypothetical examples that appear in the shareholder reports
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 1.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) .

U.S. Defensive Equity Fund 21

Russell Investment Company
U.S. Defensive Equity Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,039.80	$1,018.94
Expenses Paid During Period*	$5.97	$5.91

* Expenses are equal to the Fund's annualized expense ratio of 1.18%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,040.50	$1,019.74
Expenses Paid During Period*	$5.16	$5.11

* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) .

22 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 99.1%			JM Smucker Co. (The)	26,222	2,991
Consumer Discretionary - 12.1%			Kellogg Co.	1,953	115
Amazon. com, Inc. (Æ)	2,219	3,475	Kimberly-Clark Corp.	1,491	154
Aramark	3,080	115	Kraft Heinz Co. (The)	5,038	284
AutoZone, Inc. (Æ)	2,260	1,411	Kroger Co. (The)	210,242	5,296
Best Buy Co. , Inc.	3,200	245	McCormick & Co. , Inc.	1,262	133
Bloomin' Brands, Inc.	8,900	211	Molson Coors Brewing Co. Class B	3,038	216
Bright Horizons Family Solutions, Inc. (Æ)	1,146	109	Mondelez International, Inc. Class A	60,965	2,408
Brunswick Corp.	8,900	533	PepsiCo, Inc.(Û)	60,064	6,063
CarMax, Inc. (Æ)	34,169	2,136	Philip Morris International, Inc.(Û)	107,223	8,792
Carnival Corp.	5,126	323	Procter & Gamble Co. (The) (Û)	99,415	7,193
Comcast Corp. Class A	16,114	506	Sysco Corp.	1,873	117
Cooper-Standard Holdings, Inc. (Æ)	6,450	799	Unilever NV	61,511	3,515
Costco Wholesale Corp. (Û)	14,929	2,944
Dick's Sporting Goods, Inc.	9,900	328			60,240
Dollar General Corp.	77,985	7,527
Dollar Tree, Inc. (Æ)	24,361	2,336	Energy - 6.0%
			Arch Coal, Inc. Class A	15,500	1,253
Domino's Pizza, Inc.	8,010	1,936	C&J Energy Services, Inc. (Æ)	14,390	430
Foot Locker, Inc.	13,600	586	Chevron Corp.(Û)	77,650	9,714
Ford Motor Co. (Û)	129,989	1,461	Core Laboratories NV	21,021	2,574
Hilton Worldwide Holdings, Inc.	10,900	859	Exxon Mobil Corp.	26,935	2,094
Home Depot, Inc. (The)	2,157	399	Marathon Oil Corp.	11,900	217
Lowe's Cos. , Inc.	65,802	5,424	Occidental Petroleum Corp.	78,539	6,067
Lululemon Athletica, Inc. (Æ)	3,200	319	Peabody Energy Corp.	29,600	1,091
Madison Square Garden Co. (The) Class A(Æ)	6,090	1,480	Phillips 66	1,798	200
McDonald's Corp.	13,960	2,337	Royal Dutch Shell PLC Class A - ADR	61,717	4,314
Mohawk Industries, Inc. (Æ)	362	76	Schlumberger, Ltd.	43,492	2,982
Nike, Inc. Class B	5,833	399	Valero Energy Corp.	8,000	887
NVR, Inc. (Æ)	345	1,070	World Fuel Services Corp.	20,397	438
Omnicom Group, Inc.	39,685	2,923
O'Reilly Automotive, Inc. (Æ)	13,241	3,391			32,263
Ross Stores, Inc.	45,909	3,711
Sensata Technologies Holding PLC(Æ)	61,390	3,114	Financial Services - 18.8%
Service Corp. International	2,429	89	Aflac, Inc.	146,775	6,689
Starbucks Corp.(Û)	39,077	2,250	AGNC Investment Corp. (Æ)	5,891	111
Tenneco, Inc.	17,500	782	Alexandria Real Estate Equities, Inc. (ö)	648	81
Time Warner, Inc.	3,029	287	Allstate Corp. (The)(Û)	23,586	2,307
Visteon Corp. (Æ)	10,983	1,367	American Express Co.	2,949	291
Wal-Mart Stores, Inc.(Û)	34,991	3,095	American Homes 4 Rent Class A(ö)	9,568	193
Walt Disney Co. (The)	27,184	2,727	American International Group, Inc.	2,227	125
Yum China Holdings, Inc.	897	38	American Tower Corp. (ö)	35,222	4,804
Yum! Brands, Inc.	22,100	1,925	Annaly Capital Management, Inc. (ö)	11,167	116
			Arch Capital Group, Ltd. (Æ)	1,590	127
		65,043	Arthur J Gallagher & Co.	1,323	93
			Aspen Insurance Holdings, Ltd.	36,096	1,532
Consumer Staples - 11.2%			Assurant, Inc.	12,319	1,143
Altria Group, Inc.	57,444	3,223	AvalonBay Communities, Inc. (ö)	544	89
Archer-Daniels-Midland Co.	37,622	1,707	Axis Capital Holdings, Ltd.	1,748	103
Church & Dwight Co. , Inc.	2,908	134	Bank of America Corp.	10,842	324
Clorox Co. (The)	1,221	143	Bank of New York Mellon Corp. (The)	7,154	390
Coca-Cola Co. (The) (Û)	140,462	6,069	BB&T Corp.	1,945	103
Colgate-Palmolive Co. (Û)	31,653	2,065	Berkshire Hathaway, Inc. Class B(Æ)	42,161	8,169
ConAgra Foods, Inc.	49,193	1,823	BlackRock, Inc. Class A	566	295
CVS Health Corp.	96,555	6,743	Brown & Brown, Inc.	47,000	1,280
Dr Pepper Snapple Group, Inc.	3,102	372	Camden Property Trust(ö)	1,176	100
General Mills, Inc.	4,574	200	Capital One Financial Corp.	1,345	122
Hormel Foods Corp.	2,702	98	CBRE Group, Inc. Class A(Æ)	16,300	739
Ingredion, Inc.	3,187	386

See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 23

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Chubb, Ltd.	2,111	286	Torchmark Corp.	2,537	220
Cincinnati Financial Corp.	2,354	166	Travelers Cos. , Inc. (The)	16,647	2,190
Citigroup, Inc.	1,664	114	US Bancorp(Û)	157,949	7,968
CME Group, Inc. Class A	1,644	259	Ventas, Inc. (ö)	3,902	201
Comerica, Inc.	14,400	1,362	Visa, Inc. Class A	27,957	3,547
Commerce Bancshares, Inc.	26,250	1,667	Voya Financial, Inc.	1,718	90
Dun & Bradstreet Corp. (The)	9,900	1,142	Wells Fargo & Co.	14,226	739
Equity LifeStyle Properties, Inc. Class A(ö)	1,675	149	Weyerhaeuser Co. (ö)	4,209	155
Equity Residential(ö)	23,100	1,426	White Mountains Insurance Group, Ltd.	1,100	952
Essex Property Trust, Inc. (ö)	395	95	Willis Towers Watson PLC(Æ)	846	126
Evercore, Inc. Class A	8,100	820	WR Berkley Corp.	8,901	663
Everest Re Group, Ltd.	5,155	1,200			100,826
Extra Space Storage, Inc. (ö)	2,348	210
Federal Realty Investment Trust(ö)	814	94	Health Care - 12.9%
Fidelity National Information Services, Inc.	1,713	163	Abbott Laboratories	104,352	6,065
First Republic Bank	25,993	2,414	Allergan PLC	7,906	1,215
Fiserv, Inc. (Æ)	2,795	198	Allscripts Healthcare Solutions, Inc. (Æ)	94,900	1,103
Franklin Resources, Inc.	17,400	585	AmerisourceBergen Corp. Class A	66,710	6,042
Goldman Sachs Group, Inc. (The)	1,086	259	Amgen, Inc.	41,771	7,289
Green Dot Corp. Class A(Æ)	13,767	837	Anthem, Inc. (Æ)	4,400	1,038
Hancock Holding Co.	13,886	678	Baxter International, Inc.(Û)	36,211	2,517
Hartford Financial Services Group, Inc.	1,968	106	Becton Dickinson and Co.	1,320	306
Host Hotels & Resorts, Inc. (ö)	4,971	97	Celgene Corp. (Æ)	7,700	671
Howard Hughes Corp. (The)(Æ)	756	102	Cerner Corp. (Æ)	21,900	1,276
Huntington Bancshares, Inc.	6,605	98	Dentsply Sirona, Inc.	3,576	180
Intercontinental Exchange, Inc.	19,232	1,394	Eli Lilly & Co. (Û)	30,065	2,438
Invesco, Ltd.	3,157	91	Halozyme Therapeutics, Inc. (Æ)	17,300	327
Invitation Homes, Inc. (ö)	4,810	111	Humana, Inc.	1,180	347
JPMorgan Chase & Co.	5,247	571	Intuitive Surgical, Inc. (Æ)(Û)	4,470	1,970
Loews Corp.	1,376	72	Johnson & Johnson(Û)	105,134	13,300
LPL Financial Holdings, Inc.	16,400	993	Laboratory Corp. of America Holdings(Æ)	1,830	312
M&T Bank Corp. (Û)	10,431	1,901	Medtronic PLC	7,067	566
Markel Corp. (Æ)	4,735	5,352	Merck & Co. , Inc.	96,823	5,699
Marsh & McLennan Cos. , Inc.	68,615	5,592	PerkinElmer, Inc.	3,571	262
MasterCard, Inc. Class A(Û)	25,160	4,486	Pfizer, Inc.	26,700	977
MetLife, Inc.	3,003	143	Quest Diagnostics, Inc.	1,454	147
Moody's Corp.	16,700	2,709	Steris PLC	2,799	265
Nasdaq, Inc.	1,119	99	Stryker Corp.	3,191	541
Northern Trust Corp.	17,165	1,832	UnitedHealth Group, Inc.(Û)	44,943	10,624
Old Republic International Corp.	5,107	104	Varian Medical Systems, Inc. (Æ)	14,243	1,646
Park Hotels & Resorts, Inc. (ö)	4,036	116	WellCare Health Plans, Inc. (Æ)	6,310	1,295
PNC Financial Services Group, Inc. (The)	2,629	383	Zimmer Biomet Holdings, Inc.	3,211	370
Primerica, Inc.	1,960	190	Zoetis, Inc. Class A	951	79
Principal Financial Group, Inc.	1,923	114
ProAssurance Corp.	26,471	1,252			68,867
Progressive Corp. (The)	3,260	197
Prologis, Inc. (ö)	5,531	359	Materials and Processing - 3.0%
Prudential Financial, Inc.	14,077	1,497	Air Products & Chemicals, Inc.	1,595	259
Public Storage(ö)	979	198	AptarGroup, Inc.	2,123	199
Rayonier, Inc. (ö)	3,496	130	Ashland Global Holdings, Inc.	11,300	748
Reinsurance Group of America, Inc. Class A	13,151	1,964	Bemis Co. , Inc.	28,960	1,253
Simon Property Group, Inc. (ö)	1,396	218	Berry Plastics Group, Inc. (Æ)	3,255	179
Starwood Property Trust, Inc. (ö)	5,197	109	Crown Holdings, Inc. (Æ)	1,556	78
State Street Corp.	53,318	5,320	DowDuPont, Inc.	4,020	254
SunTrust Banks, Inc.	9,436	630	Eastman Chemical Co.	1,514	155
Synchrony Financial	30,400	1,008	Ecolab, Inc.	24,845	3,595
Synovus Financial Corp.(Û)	18,900	988	Graphic Packaging Holding Co.	4,609	66

See accompanying notes which are an integral part of the financial statements.

24 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Hexcel Corp.	1,218	81	Terex Corp.	15,000	548
International Flavors & Fragrances, Inc.	11,056	1,562	Toro Co. (The)	22,900	1,337
International Paper Co.	4,059	209	TransDigm Group, Inc.	7,449	2,388
Monsanto Co.	2,473	310	Union Pacific Corp.	2,356	315
NewMarket Corp.	2,710	1,029	United Parcel Service, Inc. Class B	1,656	188
PPG Industries, Inc.	1,625	172	United Technologies Corp.	3,664	440
Praxair, Inc.	28,388	4,329	Verisk Analytics, Inc. Class A(Æ)	2,658	283
RPM International, Inc.	1,756	85	WageWorks, Inc. (Æ)	6,400	267
Silgan Holdings, Inc.	16,600	466	Waste Management, Inc.	3,789	308
Sonoco Products Co.	3,523	181	Waters Corp. (Æ)	538	101
Stepan Co.	8,432	593	Werner Enterprises, Inc.	33,067	1,134
WestRock Co.	5,493	325	WW Grainger, Inc.	11,428	3,215
		16,128	XPO Logistics, Inc. (Æ)	47,832	4,648
					78,631
Producer Durables - 14.7%
3M Co.	18,502	3,597	Technology - 16.3%
Accenture PLC Class A	32,045	4,845	Adobe Systems, Inc. (Æ)	13,469	2,985
AGCO Corp.	19,790	1,240	Alphabet, Inc. Class A(Æ)	1,229	1,252
Ametek, Inc.	2,017	141	Alphabet, Inc. Class C(Æ)(Û)	14,437	14,688
Automatic Data Processing, Inc.	41,421	4,890	Amdocs, Ltd.	1,336	90
Avery Dennison Corp.	2,360	247	Amkor Technology, Inc. (Æ)	11,300	94
Boeing Co. (The) (Û)	6,975	2,326	Amphenol Corp. Class A	2,482	208
Cintas Corp.	856	146	Anixter International, Inc. (Æ)	5,831	343
Cummins, Inc.	10,330	1,651	Apple, Inc. (Û)	57,743	9,542
Danaher Corp.	6,015	603	Arrow Electronics, Inc. (Æ)	18,400	1,375
Deere & Co.	454	61	Aspen Technology, Inc. (Æ)	18,200	1,597
Eaton Corp. PLC	3,245	243	Avnet, Inc.	33,036	1,296
EMCOR Group, Inc.	1,745	128	Box, Inc. Class A(Æ)	27,600	631
Emerson Electric Co.	2,802	186	CA, Inc.	6,003	209
Expeditors International of Washington, Inc.	22,200	1,418	Cadence Design Systems, Inc. (Æ)(Û)	44,500	1,783
FedEx Corp.	707	175	CDK Global, Inc.	1,524	99
Fluor Corp.	20,700	1,220	Cirrus Logic, Inc. (Æ)	10,000	365
Fortive Corp.	36,063	2,536	Cisco Systems, Inc.	13,722	608
General Dynamics Corp.	3,363	677	Citrix Systems, Inc. (Æ)	4,600	473
Honeywell International, Inc.	51,305	7,422	CommVault Systems, Inc. (Æ)	2,777	194
Hubbell, Inc. Class B	833	87	Cornerstone OnDemand, Inc. (Æ)	16,700	737
Illinois Tool Works, Inc.	29,188	4,146	Dolby Laboratories, Inc. Class A	4,049	242
Insperity, Inc.	7,200	578	Etsy, Inc. (Æ)	14,500	434
Itron, Inc. (Æ)	10,200	667	F5 Networks, Inc. (Æ)	10,010	1,633
JB Hunt Transport Services, Inc.	13,300	1,562	Facebook, Inc. Class A(Æ)	6,454	1,110
Kansas City Southern	13,253	1,413	FireEye, Inc. (Æ)	25,800	466
Landstar System, Inc.	16,600	1,687	Groupon, Inc. Class A(Æ)	57,200	265
Lockheed Martin Corp.(Û)	7,418	2,380	Harris Corp.	603	94
ManpowerGroup, Inc.	12,173	1,165	Hewlett Packard Enterprise Co.	60,790	1,036
Mettler-Toledo International, Inc. (Æ)	3,895	2,181	HP, Inc. (Æ)	58,100	1,249
MSC Industrial Direct Co. , Inc. Class A	9,900	856	Intel Corp.	13,244	684
Navistar International Corp. (Æ)	9,400	327	International Business Machines Corp.	2,545	369
Northrop Grumman Corp.(Û)	7,977	2,569	Intuit, Inc.	24,420	4,512
Old Dominion Freight Line, Inc.	6,870	920	Juniper Networks, Inc.	47,400	1,166
Quanta Services, Inc. (Æ)	30,000	975	Microchip Technology, Inc.	60,973	5,101
Raytheon Co.	2,527	518	Microsoft Corp.(Û)	112,611	10,532
Republic Services, Inc. Class A	2,666	172	Motorola Solutions, Inc.	13,020	1,430
Robert Half International, Inc.	33,000	2,005	New Relic, Inc. (Æ)	12,400	867
Rockwell Automation, Inc.	8,860	1,458	NXP Semiconductors NV(Æ)	3,093	324
Rockwell Collins, Inc.	1,550	205	Oracle Corp.	120,433	5,500
Roper Technologies, Inc.	14,125	3,733	Progress Software Corp.	18,434	681
Rush Enterprises, Inc. Class A(Æ)	2,490	102	Pure Storage, Inc. Class A(Æ)	15,000	303

See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 25

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Splunk, Inc. (Æ)	1,500	154	Short-Term Investments - 7.5%
SYNNEX Corp.	5,180	519	U. S. Cash Management Fund(@)	25,073,622 (8)	25,074
Synopsys, Inc. (Æ)	22,100	1,890	United States Treasury Bills
Tableau Software, Inc. Class A(Æ)	6,100	519	1.760% due 07/05/18 (ç)(~)	7,000	6,978
Tech Data Corp. (Æ)	14,000	1,068
Texas Instruments, Inc.	6,519	661	1.914% due 09/13/18 (ç)(~)(§)	8,000	7,943
Twitter, Inc. (Æ)	26,000	788	Total Short-Term Investments
Verint Systems, Inc. (Æ)	31,810	1,339	(cost $40,002)		39,995
Viavi Solutions, Inc. Class W(Æ)	128,275	1,212
Xilinx, Inc.	21,100	1,355	Total Investments 106.6%
Yelp, Inc. Class A(Æ)	5,400	242
Zynga, Inc. Class A(Æ)	303,800	1,048	(identified cost $492,453)		571,097
			Securities Sold Short - (9.4)%
		87,362	Consumer Discretionary - (1.6)%
			CarMax, Inc. (Æ)	(6,100)	(381)
Utilities - 4.1%			Chegg, Inc. (Æ)	(10,300)	(239)
Alliant Energy Corp.	3,610	155
Ameren Corp.	1,325	78	Dorman Products, Inc. (Æ)	(11,800)	(758)
American Electric Power Co. , Inc.	28,055	1,963	First Cash Financial Services, Inc.	(14,000)	(1,213)
Aqua America, Inc.	3,422	120	G-III Apparel Group, Ltd. (Æ)	(3,800)	(139)
AT&T, Inc.	73,067	2,389	LCI Industries	(7,960)	(759)
Atmos Energy Corp.	1,986	173	Liberty Broadband Corp. Class A(Æ)	(10,767)	(759)
Avangrid, Inc.	1,981	104
CenterPoint Energy, Inc.	59,242	1,500	Monro Muffler Brake, Inc.	(9,500)	(532)
CMS Energy Corp.	18,804	888	Papa John's International, Inc.	(5,779)	(358)
Cogent Communications Holdings, Inc.	7,801	368	Planet Fitness, Inc. Class A(Æ)	(30,800)	(1,241)
Consolidated Edison, Inc.	5,002	401	Sally Beauty Holdings, Inc. (Æ)	(52,400)	(906)
Dominion Energy, Inc.	4,983	332	Tempur Sealy International, Inc. (Æ)	(9,600)	(430)
DTE Energy Co.	16,592	1,747	TRI Pointe Group, Inc. (Æ)	(43,900)	(751)
Duke Energy Corp.	4,289	344
Edison International	16,300	1,068			(8,466)
Eversource Energy(Æ)	25,083	1,512	Consumer Staples - (0.1)%
Exelon Corp.	10,260	407	WD-40 Co.	(2,420)	(319)
Great Plains Energy, Inc.	2,665	87
MDU Resources Group, Inc.	4,259	120	Energy - (0.3)%
NextEra Energy, Inc.	3,549	582	Callon Petroleum Co. (Æ)	(46,100)	(642)
NiSource, Inc.	33,765	824	Chesapeake Energy Corp. (Æ)	(58,400)	(173)
OGE Energy Corp.	7,716	254	Gulfport Energy Corp. (Æ)	(51,200)	(476)
Pinnacle West Capital Corp.	1,310	105	SRC Energy, Inc. (Æ)	(19,500)	(215)
PPL Corp.	4,570	133
Public Service Enterprise Group, Inc.	7,087	370			(1,506)
RingCentral, Inc. Class A(Æ)	9,400	630	Financial Services - (2.4)%
Sempra Energy	2,627	294	AGNC Investment Corp. (Æ)	(42,900)	(812)
Southern Co. (The)	7,275	336	Annaly Capital Management, Inc. (ö)	(80,100)	(831)
Telephone & Data Systems, Inc.	13,800	377	Apollo Commercial Real Estate Finance,
US Cellular Corp. (Æ)	13,198	522	Inc. (ö)	(48,600)	(876)
Vectren Corp.	2,180	153	Artisan Partners Asset Management, Inc.
Verizon Communications, Inc.	26,088	1,287	Class A	(11,100)	(357)
WEC Energy Group, Inc. (Æ)	5,228	336	Cboe Global Markets, Inc.	(1,170)	(125)
Westar Energy, Inc. Class A	26,128	1,416	Chimera Investment Corp. (ö)	(44,900)	(785)
Xcel Energy, Inc.	7,825	367	Cohen & Steers, Inc.	(13,740)	(551)
		21,742	Colony NorthStar, Inc. Class A(ö)	(122,200)	(747)
			Crown Castle International Corp. (ö)	(2,310)	(233)
Total Common Stocks			Digital Realty Trust, Inc. (ö)	(2,260)	(239)
(cost $452,451)		531,102	Education Realty Trust, Inc. (ö)	(18,300)	(602)
			Gaming and Leisure Properties, Inc. (ö)	(3,300)	(113)

See accompanying notes which are an integral part of the financial statements.

26 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
GEO Group, Inc. (The)(ö)	(9,800)	(221)	Healthcare Services Group, Inc.	(19,800)	(765)
Iron Mountain, Inc. (ö)	(16,600)	(563)	Johnson Controls International PLC(Æ)	(1,400)	(47)
Medical Properties Trust, Inc. (ö)	(44,400)	(567)	Keysight Technologies, Inc. (Æ)	(11,500)	(594)
Moody's Corp.	(2,930)	(475)	Knight-Swift Transportation Holdings, Inc.
New Residential Investment Corp. (ö)	(48,375)	(846)	(Æ)	(6,840)	(267)
Physicians Realty Trust(ö)	(35,600)	(532)	Littelfuse, Inc.	(4,440)	(830)
RLI Corp.	(100)	(6)	Macquarie Infrastructure Corp.	(10,400)	(394)
Sabra Health Care REIT, Inc. (ö)	(24,300)	(445)	Nordson Corp.	(5,840)	(751)
T Rowe Price Group, Inc.	(10,800)	(1,228)	Square, Inc. Class A(Æ)	(10,700)	(507)
Tanger Factory Outlet Centers, Inc. (ö)	(40,300)	(885)	TransDigm Group, Inc.	(2,460)	(789)
Virtu Financial, Inc. Class A	(23,100)	(832)	Worldpay, Inc. Class A(Æ)	(12,400)	(1,006)
					(10,398)
Health Care - (1.1)%		(12,871)	Technology - (1.0)%
Amicus Therapeutics, Inc. (Æ)	(5,900)	(83)	Analog Devices, Inc.	(10,100)	(881)
AMN Healthcare Services, Inc. (Æ)	(11,600)	(775)	Cars. com, Inc. (Æ)	(28,400)	(809)
Brookdale Senior Living, Inc. Class A(Æ)	(50,600)	(366)	Ebix, Inc.	(2,000)	(155)
Cambrex Corp. (Æ)	(3,900)	(207)	Envestnet, Inc. (Æ)	(4,100)	(223)
Cantel Medical Corp.	(2,790)	(313)	Gartner, Inc. (Æ)	(7,320)	(888)
IQVIA Holdings, Inc. (Æ)	(6,880)	(659)	GrubHub, Inc. (Æ)	(1,530)	(155)
Ligand Pharmaceuticals, Inc. Class B(Æ)	(1,740)	(269)	GTT Communications, Inc. (Æ)	(6,200)	(298)
Loxo Oncology, Inc. (Æ)	(1,100)	(139)	II-VI, Inc. (Æ)	(7,100)	(271)
Madrigal Pharmaceuticals, Inc. (Æ)	(470)	(53)	Microchip Technology, Inc.	(9,600)	(803)
Myriad Genetics, Inc. (Æ)	(4,500)	(127)	RealPage, Inc. (Æ)	(4,790)	(256)
Neogen Corp. (Æ)	(6,400)	(436)	Snap, Inc. Class A(Æ)	(25,900)	(371)
Premier, Inc. Class A(Æ)	(32,100)	(1,059)			(5,110)
Prestige Brands Holdings, Inc. (Æ)	(16,300)	(480)	Utilities - (0.2)%
			Black Hills Corp.	(11,200)	(635)
Sage Therapeutics, Inc. (Æ)	(510)	(73)	j2 Global, Inc.	(8,500)	(675)
Teladoc, Inc. (Æ)	(9,900)	(426)
Tenet Healthcare Corp. (Æ)	(20,200)	(484)			(1,310)
Thermo Fisher Scientific, Inc.	(670)	(141)	Total Securities Sold Short
		(6,090)	(proceeds $47,604)		(50,131)
Materials and Processing - (0.8)%
AAON, Inc.	(20,410)	(694)	Other Assets and Liabilities, Net
Ball Corp.	(21,300)	(854)	- 2.8%		14,875
Compass Minerals International, Inc.	(13,727)	(924)	Net Assets - 100.0%		535,841
DowDuPont, Inc.	(700)	(44)
Sherwin-Williams Co. (The)	(2,100)	(772)
Simpson Manufacturing Co. , Inc.	(8,000)	(437)
SiteOne Landscape Supply, Inc. (Æ)	(4,900)	(336)
		(4,061)
Producer Durables - (1.9)%
Albany International Corp. Class A	(2,700)	(160)
Axon Enterprise, Inc. (Æ)	(4,900)	(206)
Convergys Corp.	(33,000)	(771)
Covanta Holding Corp.	(41,400)	(617)
Cubic Corp.	(9,504)	(587)
Deluxe Corp.	(11,440)	(784)
GATX Corp.	(8,500)	(555)
General Electric Co.	(54,600)	(768)

See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 27

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
									Value and
									Unrealized
									Appreciation
				Number of	Notional		Expiration	(Depreciation)
				Contracts	Amount		Date		$
Long Positions
S&P 500 E-Mini Index Futures				32	USD	4,235	06/18		35
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									35

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike	Notional			Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price	Amount			Date	$
S&P 500 Index	Goldman Sachs	Put	25	2,440.00	USD		6,100	05/04/18	(1)
S&P 500 Index	Goldman Sachs	Put	25	2,515.00	USD		6,288	05/11/18	(7)
S&P 500 Index	Goldman Sachs	Put	24	2,545.00	USD		6,108	05/11/18	(28)
S&P 500 Index	Goldman Sachs	Put	25	2,570.00	USD		6,425	05/18/18	(28)
Total Liability for Options Written (premiums received $109)									(64)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$65,043	$—	$—	$—	$65,043	12.1
Consumer Staples	60,240	—	—	—	60,240	11.2
Energy	32,263	—	—	—	32,263	6.0
Financial Services	100,826	—	—	—	100,826	18.8
Health Care	68,867	—	—	—	68,867	12.9
Materials and Processing	16,128	—	—	—	16,128	3.0
Producer Durables	78,631	—	—	—	78,631	14.7
Technology	87,362	—	—	—	87,362	16.3
Utilities	21,742	—	—	—	21,742	4.1
Short-Term Investments	—	14,921	—	25,074	39,995	7.5
Total Investments	531,102	14,921	—	25,074	571,097	106.6
Securities Sold Short**	(50,131)	—	—	—	(50,131)	(9.4)
Other Assets and Liabilities, Net						2.8
						100.0

See accompanying notes which are an integral part of the financial statements.

28 U.S. Defensive Equity Fund

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U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Other Financial Instruments
Assets
Futures Contracts	35	—	—	—	35	—*

Liabilities
Options Written	(64)	—	—	—	(64)	(—)*
Total Other Financial Instruments***	$(29)	$—	$—	$—	$(29)

* Less than 0.05% of net assets.
** Refer to Schedule of Investments for detailed sector breakout.
*** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 29

Russell Investment Company
U.S. Defensive Equity Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Receivable from Broker for Futures*	$35

Location: Statement of Assets and Liabilities - Liabilities
Options written, at fair value	$64
Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$202
Options written	303
Total	$505

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(74)
Options written	(9)
Total	$(83)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

30 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Futures Contracts	Receivable from Broker for Futures	$111	$—	$111
Total Financial and Derivative Assets		111	—	111
Financial and Derivative Assets not subject to a netting agreement		(111)	—	(111)
Total Financial and Derivative Assets subject to a netting agreement		$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 31

Russell Investment Company
U.S. Defensive Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures	$39	$—	$39
Options Written Contracts	Options written, at fair value	64	—	64
Short Sales	Securities sold short, at market value	50,131	—	50,131
Total Financial and Derivative Liabilities		50,234	—	50,234
Financial and Derivative Liabilities not subject to a netting agreement		(103)	—	(103)
Total Financial and Derivative Liabilities subject to a netting agreement		$50,131	$—	$50,131

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
State Street	50,131	$—	$50,131	$—
Total	$50,131	$—	$50,131	$—

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

32 U.S. Defensive Equity Fund

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U.S. Defensive Equity Fund

5
Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$492,453
Investments, at fair value(>)	571,097
Receivables:
Dividends and interest	324
Dividends from affiliated funds	43
Investments sold	10,198
Fund shares sold	44
From broker(a)(b)(c)	7,538
Prepaid expenses	5
Total assets	589,249

Liabilities
Payables:
Due to custodian	2
Due to broker (d)(e)	1,509
Investments purchased	1,131
Fund shares redeemed	69
Accrued fees to affiliates	357
Other accrued expenses	145
Options written, at fair value(x)	64
Securities sold short, at fair value(‡)	50,131
Total liabilities	53,408

Net Assets	$535,841

See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 33

Russell Investment Company
U.S. Defensive Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$227
Accumulated net realized gain (loss)	21,787
Unrealized appreciation (depreciation) on:
Investments	78,644
Futures contracts	35
Options written	45
Securities sold short	(2,527)
Shares of beneficial interest	105
Additional paid-in capital	437,525
Net Assets	$535,841

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$51.05
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$54.16
Class A — Net assets	$23,400,045
Class A — Shares outstanding ($. 01 par value)	458,369
Net asset value per share: Class C(#)	$50.59
Class C — Net assets	$36,962,746
Class C — Shares outstanding ($. 01 par value)	730,681
Net asset value per share: Class E(#)	$51.18
Class E — Net assets	$2,326,798
Class E — Shares outstanding ($. 01 par value)	45,466
Net asset value per share: Class S(#)	$51.13
Class S — Net assets	$287,530,301
Class S — Shares outstanding ($. 01 par value)	5,623,961
Net asset value per share: Class Y(#)	$51.03
Class Y — Net assets	$185,620,975
Class Y — Shares outstanding ($. 01 par value)	3,637,140
Amounts in thousands
(x) Premiums received on options written	$109
(‡) Proceeds on securities sold short	$47,604
(>) Investments in affiliates, U. S. Cash Management Fund	$25,074

(a) Receivable from Broker for Futures	$44
(b) Receivable from Broker for Options	$7,383
(c) Receivable Variation Margin for Futures	$111
(d) Due to Broker for Futures	$1,470
(e) Payables Variation Margin for Futures	$39
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

34 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$5,223
Dividends from affiliated funds	247
Interest	109
Total investment income	5,579

Expenses
Advisory fees	1,564
Administrative fees	136
Custodian fees	67
Distribution fees - Class A	32
Distribution fees - Class C	150
Transfer agent fees - Class A	26
Transfer agent fees - Class C	40
Transfer agent fees - Class E	3
Transfer agent fees - Class S	303
Transfer agent fees - Class Y	4
Professional fees	38
Registration fees	40
Shareholder servicing fees - Class C	50
Shareholder servicing fees - Class E	4
Trustees’ fees	9
Printing fees	19
Dividends from securities sold short	783
Interest expense paid on securities sold short	237
Miscellaneous	13
Expenses before reductions	3,518
Expense reductions	(61)
Net expenses	3,457
Net investment income (loss)	2,122

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	27,632
Investments in affiliated funds	(5)
Futures contracts	202
Options written	303
Securities sold short	(3,170)
Net realized gain (loss)	24,962
Net change in unrealized appreciation (depreciation) on:
Investments	(4,542)
Futures contracts	(74)
Options written	(9)
Securities sold short	1,634
Net change in unrealized appreciation (depreciation)	(2,991)
Net realized and unrealized gain (loss)	21,971
Net Increase (Decrease) in Net Assets from Operations	$24,093

See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 35

Russell Investment Company
U.S. Defensive Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,122	$5,641
Net realized gain (loss)	24,962	62,223
Net change in unrealized appreciation (depreciation)	(2,991)	37,180
Net increase (decrease) in net assets from operations	24,093	105,044

Distributions
From net investment income
Class A	(78)	(159)
Class C	(10)	(28)
Class E	(9)	(28)
Class I(1)	—	(1,011)
Class S	(1,402)	(1,870)
Class Y	(1,048)	(2,181)
From net realized gain
Class A	(2,287)	(1,749)
Class C	(3,639)	(3,060)
Class E	(284)	(450)
Class I(1)	—	(10,771)
Class S	(27,092)	(12,587)
Class Y	(17,368)	(14,695)
Net decrease in net assets from distributions	(53,217)	(48,589)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(21,074)	(98,403)
Total Net Increase (Decrease) in Net Assets	(50,198)	(41,948)

Net Assets
Beginning of period	586,039	627,987
End of period	$535,841	$586,039
Undistributed (overdistributed) net investment income included in net assets	$227	$652

See accompanying notes which are an integral part of the financial statements.

36 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	20	$1,029	237	$12,132
Proceeds from reinvestment of distributions	45	2,303	38	1,872
Payments for shares redeemed	(92)	(4,821)	(368)	(18,988)
Net increase (decrease)	(27)	(1,489)	(93)	(4,984)
Class C
Proceeds from shares sold	6	327	23	1,146
Proceeds from reinvestment of distributions	70	3,597	63	3,020
Payments for shares redeemed	(130)	(6,858)	(196)	(9,897)
Net increase (decrease)	(54)	(2,934)	(110)	(5,731)
Class E
Proceeds from shares sold	1	55	290	14,815
Proceeds from reinvestment of distributions	6	289	10	474
Payments for shares redeemed	(23)	(1,159)	(356)	(18,113)
Net increase (decrease)	(16)	(815)	(56)	(2,824)
Class I(1)
Proceeds from shares sold	—	—	55	2,763
Proceeds from reinvestment of distributions	—	—	232	11,225
Payments for shares redeemed	—	—	(3,385)	(173,910)
Net increase (decrease)	—	—	(3,098)	(159,922)
Class S
Proceeds from shares sold	127	6,685	2,905	150,047
Proceeds from reinvestment of distributions	534	27,513	284	13,868
Payments for shares redeemed	(796)	(41,972)	(1,113)	(56,927)
Net increase (decrease)	(135)	(7,774)	2,076	106,988
Class Y
Proceeds from shares sold	42	2,161	320	16,330
Proceeds from reinvestment of distributions	358	18,416	347	16,876
Payments for shares redeemed	(536)	(28,639)	(1,280)	(65,136)
Net increase (decrease)	(136)	(8,062)	(613)	(31,930)
Total increase (decrease)	(368)	$(21,074)	(1,894)	$(98,403)

(1) For the period November 1, 2016 to August 18, 2017 (date of reclassification).

See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 37

Russell Investment Company
U.S. Defensive Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions	$
	Beginning of	Income	and Unrealized	Investment	from Net	from Net	Return of
	Period	(Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain	Capital
Class A
April 30, 2018*	53.93	. 13	1.98	2.11	(. 17)	(4.82)	—
October 31, 2017	49.22	. 34	8.20	8.54	(. 30)	(3.53)	—
October 31, 2016	47.76	. 45	1.55	2.00	(. 54)	—	—
October 31, 2015	46.04	. 50	1.72	2.22	(. 50)	—	—
October 31, 2014	40.06	. 40	6.00	6.40	(. 42)	—	—
October 31, 2013	32.65	. 43	7.42	7.85	(. 44)	—	—

Class C
April 30, 2018*	53.53	(. 07)	1.97	1.90	(. 02)	(4.82)	—
October 31, 2017	48.98	(. 04)	8.15	8.11	(. 03)	(3.53)	—
October 31, 2016	47.52	. 10	1.53	1.63	(. 17)	—	—
October 31, 2015	45.80	. 15	1.72	1.87	(. 15)	—	—
October 31, 2014	39.87	. 08	5.95	6.03	(. 10)	—	—
October 31, 2013	32.50	. 16	7.38	7.54	(. 17)	—	—

Class E
April 30, 2018*	54.05	. 13	1.98	2.11	(. 16)	(4.82)	—
October 31, 2017	49.29	. 35	8.21	8.56	(. 27)	(3.53)	—
October 31, 2016	47.82	. 46	1.54	2.00	(. 53)	—	—
October 31, 2015	46.08	. 52	1.71	2.23	(. 49)	—	—
October 31, 2014	40.08	. 42	5.98	6.40	(. 40)	—	—
October 31, 2013	32.66	. 44	7.41	7.85	(. 43)	—	—

Class S
April 30, 2018*	54.01	. 20	1.99	2.19	(. 25)	(4.82)	—
October 31, 2017	49.29	. 47	8.23	8.70	(. 45)	(3.53)	—
October 31, 2016	47.82	. 59	1.53	2.12	(. 65)	—	—
October 31, 2015	46.09	. 63	1.72	2.35	(. 62)	—	—
October 31, 2014	40.11	. 51	6.00	6.51	(. 53)	—	—
October 31, 2013	32.69	. 53	7.42	7.95	(. 53)	—	—

Class Y
April 30, 2018*	53.93	. 25	1.96	2.21	(. 29)	(4.82)	—
October 31, 2017	49.22	. 57	8.21	8.78	(. 54)	(3.53)	—
October 31, 2016	47.75	. 70	1.52	2.22	(. 75)	—	—
October 31, 2015	46.03	. 71	1.73	2.44	(. 72)	—	—
October 31, 2014	40.06	. 60	5.99	6.59	(. 62)	—	—
October 31, 2013	32.65	. 59	7.42	8.01	(. 60)	—	—

See accompanying notes which are an integral part of the financial statements.

38 U.S. Defensive Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(1)	Net(d)(e)(g)(1)	Net Assets(d)(e)	Turnover Rate(b)(k)

(4.99)	51.05	3.83	23,400	1.47	1.47	. 49	36
(3.83)	53.93	18.25	26,181	1.37	1.37	. 67	99
(. 54)	49.22	4.21	28,450	1.26	1.26	. 93	94
(. 50)	47.76	4.86	21,590	1.09	1.09	1.07	93
(. 42)	46.04	16.05	25,233	1.09	1.09	. 94	105
(. 44)	40.06	24.18	26,019	1.10	1.10	1.17	105

(4.84)	50.59	3.44	36,963	2.22	2.22	(. 26)	36
(3.56)	53.53	17.36	41,987	2.12	2.12	(. 08)	99
(. 17)	48.98	3.43	43,815	2.01	2.01	. 20	94
(. 15)	47.52	4.09	46,206	1.84	1.84	. 32	93
(. 10)	45.80	15.15	50,833	1.84	1.84	. 19	105
(. 17)	39.87	23.30	48,222	1.85	1.85	. 44	105

(4.98)	51.18	3.82	2,327	1.47	1.47	. 50	36
(3.80)	54.05	18.26	3,312	1.37	1.37	. 68	99
(. 53)	49.29	4.20	5,781	1.26	1.26	. 95	94
(. 49)	47.82	4.87	6,262	1.09	1.09	1.10	93
(. 40)	46.08	16.03	9,598	1.09	1.09	. 97	105
(. 43)	40.08	24.23	17,140	1.10	1.09	1.21	105

(5.07)	51.13	3.98	287,530	1.22	1.18	. 78	36
(3.98)	54.01	18.57	311,079	1.12	1.09	. 91	99
(. 65)	49.29	4.46	181,534	1.01	1.01	1.21	94
(. 62)	47.82	5.14	200,122	. 84	. 84	1.34	93
(. 53)	46.09	16.32	266,202	. 84	. 84	1.20	105
(. 53)	40.11	24.53	275,158	. 85	. 85	1.45	105

(5.11)	51.03	4.05	185,621	1.02	1.02	. 94	36
(4.07)	53.93	18.79	203,480	. 92	. 92	1.11	99
(. 75)	49.22	4.67	215,913	. 81	. 81	1.46	94
(. 72)	47.75	5.34	527,015	. 64	. 64	1.51	93
(. 62)	46.03	16.54	596,837	. 64	. 64	1.39	105
(. 60)	40.06	24.78	586,634	. 65	. 65	1.64	105

See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 39

Russell Investment Company
U.S. Defensive Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:

Advisory fees	$246,100
Administration fees	21,482
Distribution fees	28,064
Shareholder servicing fees	8,270
Transfer agent fees	49,716
Trustee fees	3,518
$357,150

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$50,433	$132,966	$158,320	$(5)	$—	$25,074	$247	$—
	$50,433	$132,966	$158,320	$(5)	$—	$25,074	$247	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$494,646,583
Unrealized Appreciation	$92,996,168
Unrealized Depreciation	(16,465,526)
Net Unrealized Appreciation (Depreciation)	$76,530,642

See accompanying notes which are an integral part of the financial statements.

40 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$1,042.10	$1,016.81
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$8.15	$8.05
Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.61%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) .
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class C	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2018	$1,038.80	$1,013.09
the expenses you paid on your account during this period.	Expenses Paid During Period*	$11.93	$11.78

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 2.36%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period) .
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class E	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2017	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2018	$1,042.10	$1,016.81
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$8.15	$8.05
5% hypothetical examples that appear in the shareholder reports
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 1.61%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) .

U.S. Dynamic Equity Fund 41

Russell Investment Company
U.S. Dynamic Equity Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,044.10	$1,018.25
Expenses Paid During Period*	$6.69	$6.61

* Expenses are equal to the Fund's annualized expense ratio of 1.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,045.20	$1,019.04
Expenses Paid During Period*	$5.88	$5.81

* Expenses are equal to the Fund's annualized expense ratio of 1.16%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) .

42 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 100.4%			Tapestry, Inc.	15,514	834
Consumer Discretionary - 16.3%			Target Corp.	3,039	221
Aaron's, Inc. Class A	1,417	59	Taylor Morrison Home Corp. Class A(Æ)	5,977	142
Amazon. com, Inc. (Æ)(Û)	3,405	5,333	Tenneco, Inc.	5,264	235
AMC Networks, Inc. Class A(Æ)	1,747	91	Thomson Reuters Corp. (Ñ)	2,183	88
American Eagle Outfitters, Inc.	3,699	76	Tiffany & Co.	1,800	185
Best Buy Co. , Inc. (Û)	5,103	391	Time Warner, Inc.	9,210	873
Brunswick Corp.	3,000	180	TJX Cos. , Inc.	2,509	213
Burlington Stores, Inc. (Æ)	101	14	Toll Brothers, Inc.	7,087	299
Carnival Corp.	3,576	226	Twenty-First Century Fox, Inc. Class A	5,487	201
Carter's, Inc.	1,986	199	Urban Outfitters, Inc. (Æ)	1,797	72
CBS Corp. Class B	20,988	1,033	Visteon Corp. (Æ)	2,460	306
Charter Communications, Inc. Class A(Æ)	483	131	WABCO Holdings, Inc. (Æ)	2,030	262
Comcast Corp. Class A	4,587	144	Wal-Mart Stores, Inc.	4,616	408
Costco Wholesale Corp.	198	39	Walt Disney Co. (The)	1,514	152
Coty, Inc. Class A	1,037	18	Wolverine World Wide, Inc.	1,494	45
Dana Holding Corp.	5,831	138	Yum! Brands, Inc.	341	30
Deckers Outdoor Corp. (Æ)	645	60
Domino's Pizza, Inc.	1,570	380			22,487
eBay, Inc. (Æ)	4,480	170
Fiat Chrysler Automobiles NV(Æ)(Û)	5,237	114	Consumer Staples - 2.3%
			Altria Group, Inc.	1,187	67
Foot Locker, Inc.	1,200	52	Archer-Daniels-Midland Co.	9,295	422
Ford Motor Co.	115,937	1,303	Bunge, Ltd.	4,900	354
Gap, Inc. (The)	2,023	59	Colgate-Palmolive Co.	414	27
General Motors Co. (Û)	21,928	805	ConAgra Foods, Inc.	23,008	852
Graham Holdings Co. Class B	145	87	Constellation Brands, Inc. Class A	199	46
Hilton Grand Vacations, Inc. (Æ)(Û)	2,725	117	CVS Health Corp.	795	56
Hilton Worldwide Holdings, Inc.	4,800	378	Ingredion, Inc. (Û)	1,627	197
Home Depot, Inc. (The)	1,441	266	Kimberly-Clark Corp.	200	21
Interpublic Group of Cos. , Inc. (The)	18,656	440	Kraft Heinz Co. (The)	375	21
John Wiley & Sons, Inc. Class A	1,082	71	Kroger Co. (The)	1,151	29
KB Home	1,876	50	Molson Coors Brewing Co. Class B	303	22
Kohl's Corp. (Û)	3,950	246	Mondelez International, Inc. Class A	463	18
Las Vegas Sands Corp.	1,364	100	Monster Beverage Corp. (Æ)	683	38
Lear Corp.	1,508	282	Nu Skin Enterprises, Inc. Class A	2,600	185
Lennar Corp. Class A	1,035	55	PepsiCo, Inc. (Û)	1,895	191
Lennar Corp. Class B	20	1	Philip Morris International, Inc.	928	76
Lowe's Cos. , Inc.	1,291	106	Procter & Gamble Co. (The)	1,626	118
Madison Square Garden Co. (The) Class A(Æ)	1,290	313	Sysco Corp.	2,077	130
Magna International, Inc. Class A	2,604	154	Tyson Foods, Inc. Class A	466	33
Marriott International, Inc. Class A	1,088	149	US Foods Holding Corp. (Æ)	3,286	112
McDonald's Corp.	931	156	Walgreens Boots Alliance, Inc.	1,458	97
Meritage Homes Corp. (Æ)	1,203	54
Michael Kors Holdings, Ltd. (Æ)(Û)	1,981	136			3,112
Netflix, Inc. (Æ)	2,155	673
Newell Rubbermaid, Inc.	5,029	139	Energy - 8.6%
News Corp. Class A(Û)	22,515	360	Anadarko Petroleum Corp.	1,184	80
Nike, Inc. Class B	2,036	139	Andeavor(Æ)	2,634	365
Nordstrom, Inc.	1,030	52	Apache Corp.	1,209	50
Norwegian Cruise Line Holdings, Ltd. (Æ)	15,156	810	Arch Coal, Inc. Class A	3,000	242
Office Depot, Inc.	17,523	40	Baker Hughes, a GE Co. , LLC	630	23
Omnicom Group, Inc.	7,537	555	BP PLC - ADR	9,388	419
Pandora Media, Inc. (Æ)(Ñ)	2,762	15	C&J Energy Services, Inc. (Æ)	2,680	80
PulteGroup, Inc. (Û)	20,806	631	Cenovus Energy, Inc.	43,518	436
Ross Stores, Inc.	1,221	99	Chevron Corp.	2,140	268
Royal Caribbean Cruises, Ltd.	801	87	Cimarex Energy Co.	3,205	323
Starbucks Corp.	2,524	145	Concho Resources, Inc. (Æ)	673	106

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 43

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
ConocoPhillips(Û)	12,929	846	Discover Financial Services(Û)	5,372	383
Devon Energy Corp.	8,437	306	E*Trade Financial Corp. (Æ)	6,100	370
Enbridge, Inc.	830	25	Equinix, Inc. (Æ)(ö)	901	379
Energen Corp. (Æ)	1,851	121	Equity Commonwealth(Æ)(ö)	4,648	144
EOG Resources, Inc.	4,675	552	Equity Residential(ö)	2,080	128
Exxon Mobil Corp.	10,360	806	Essex Property Trust, Inc. (ö)	155	37
Halliburton Co.	12,173	645	Evercore, Inc. Class A	2,203	223
Hess Corp.	1,904	109	First Citizens BancShares, Inc. Class A(Û)	149	64
HollyFrontier Corp.	1,233	75	First Republic Bank	1,028	95
Marathon Oil Corp.	6,812	124	Forest City Realty Trust, Inc. Class A(ö)	6,604	132
Marathon Petroleum Corp.	11,226	841	Franklin Resources, Inc.	14,007	471
Murphy Oil Corp.	8,507	256	Gaming and Leisure Properties, Inc. (ö)(Û)	6,665	228
National Oilwell Varco, Inc.	9,500	367	GGP, Inc. (Æ)(ö)	4,779	96
Newfield Exploration Co. (Æ)	1,493	44	Goldman Sachs Group, Inc. (The)	7,876	1,878
Occidental Petroleum Corp.	864	67	Green Dot Corp. Class A(Æ)	1,300	79
PBF Energy, Inc. Class A	5,693	218	HCP, Inc. (ö)	2,503	58
PDC Energy, Inc. (Æ)	1,249	67	Hospitality Properties Trust(ö)(Û)	3,463	86
Peabody Energy Corp.	7,000	258	JBG Smith Properties (ö)	656	24
Phillips 66	1,201	134	Jones Lang LaSalle, Inc. (Û)	1,214	206
Pioneer Natural Resources Co.	7,349	1,480	JPMorgan Chase & Co. (Û)	21,901	2,383
Royal Dutch Shell PLC Class A - ADR	10,401	727	Lazard, Ltd. Class A(Û)	2,629	143
Schlumberger, Ltd.	1,316	90	Leucadia National Corp. (Û)	4,739	114
Southwestern Energy Co. (Æ)	12,434	51	Lincoln National Corp.	2,485	176
Valero Energy Corp.	9,255	1,027	LPL Financial Holdings, Inc. (Û)	5,968	361
World Fuel Services Corp.	9,400	202	M&T Bank Corp.	1,590	290
		11,830	MasterCard, Inc. Class A	452	81
			MetLife, Inc.	30,806	1,469
Financial Services – 24.0%			Morgan Stanley(Û)	15,533	802
Affiliated Managers Group, Inc.	377	62	Northern Trust Corp.	3,100	331
Aflac, Inc.	2,144	98	NorthStar Realty Europe Corp. (ö)	3,747	54
Allstate Corp. (The)	3,622	354	Old Republic International Corp.	480	10
Ally Financial, Inc. (Û)	9,308	243	OneMain Holdings, Inc. (Æ)	1,726	53
American Express Co.	409	40	PayPal Holdings, Inc. (Æ)	1,240	93
American International Group, Inc.	20,730	1,161	Piedmont Office Realty Trust, Inc. Class A(ö)	4,072	73
American Tower Corp. (ö)	786	107	PNC Financial Services Group, Inc. (The)	3,101	451
Apple Hospitality REIT, Inc. (ö)(Û)	5,937	107	Popular, Inc.	8,179	379
AvalonBay Communities, Inc. (ö)	149	24	Progressive Corp. (The)	995	60
Axis Capital Holdings, Ltd.	6,972	409	Prologis, Inc. (ö)	4,091	266
Bank of America Corp. (Û)	117,322	3,511	Prudential Financial, Inc. (Û)	6,600	701
Bank of New York Mellon Corp. (The)	9,922	541	Public Storage(ö)	466	94
Berkshire Hathaway, Inc. Class B(Æ)	925	179	Raymond James Financial, Inc.	2,000	180
BlackRock, Inc. Class A	68	35	Realogy Holdings Corp. (Û)	2,657	66
Blackstone Group, LP (The)(Ñ)	13,529	419	Reinsurance Group of America, Inc. Class A	1,498	224
Boston Properties, Inc. (ö)	877	106	Ryman Hospitality Properties, Inc. (ö)(Û)	1,356	106
Brighthouse Financial, Inc. (Æ)	1,221	62	Simon Property Group, Inc. (ö)	125	20
Brixmor Property Group, Inc. (ö)(Û)	7,547	112	State Street Corp.	9,636	962
Capital One Financial Corp.	20,218	1,833	SunTrust Banks, Inc.	7,725	516
CBRE Group, Inc. Class A(Æ)(Û)	12,691	575	Synchrony Financial	10,400	345
Charles Schwab Corp. (The)	2,147	120	Synovus Financial Corp.	3,943	206
Chubb, Ltd.	720	98	TCF Financial Corp.	4,313	107
Citigroup, Inc. (Û)	46,821	3,198	UBS Group AG(Æ)(Ñ)	22,414	377
Citizens Financial Group, Inc. (Û)	14,712	610	Unum Group	4,721	228
CNO Financial Group, Inc.	4,210	90	Ventas, Inc. (ö)	590	30
Colony NorthStar, Inc. Class A(ö)	4,472	27	Visa, Inc. Class A	1,021	130
Comerica, Inc.	3,600	340	Vornado Realty Trust (ö)	1,094	74
Crown Castle International Corp. (ö)	412	42	Voya Financial, Inc.	12,252	641
Digital Realty Trust, Inc. (ö)	372	39	Wells Fargo & Co.	12,360	642

See accompanying notes which are an integral part of the financial statements.

44 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Welltower, Inc. (ö)	733	39	WellCare Health Plans, Inc. (Æ)	2,550	523
Weyerhaeuser Co. (ö)	6,630	244	Zoetis, Inc. Class A	240	20
		33,144			15,981

Health Care - 11.6%			Materials and Processing - 2.7%
Abbott Laboratories	683	40	Air Products & Chemicals, Inc.	327	53
AbbVie, Inc.	2,115	204	Albemarle Corp.	389	38
Abiomed, Inc. (Æ)	750	226	Bemis Co. , Inc.	1,019	44
Aerie Pharmaceuticals, Inc. (Æ)(Ñ)	11,437	586	Cabot Corp.	2,846	159
Aetna, Inc.	4,242	759	Celanese Corp. Class A(Û)	526	57
Agilent Technologies, Inc.	4,015	264	Domtar Corp.	2,728	120
Alexion Pharmaceuticals, Inc. (Æ)	722	85	DowDuPont, Inc.	5,956	377
Align Technology, Inc. (Æ)	960	240	Eastman Chemical Co.	804	82
Allergan PLC	3,153	484	Ecolab, Inc.	778	113
Allscripts Healthcare Solutions, Inc. (Æ)	16,900	196	FMC Corp.	3,700	295
AmerisourceBergen Corp. Class A	3,600	326	Huntsman Corp.	3,200	95
Amgen, Inc.	3,072	536	Louisiana-Pacific Corp.	4,158	118
Anthem, Inc. (Æ)	2,303	543	LyondellBasell Industries NV Class A(Û)	2,432	257
Baxter International, Inc. (Û)	4,573	317	Masco Corp.	5,854	222
Becton Dickinson and Co.	168	39	Monsanto Co.	590	74
Biogen, Inc. (Æ)	950	260	Mosaic Co. (The)	1,927	52
Bristol-Myers Squibb Co.	14,852	775	Newmont Mining Corp.	1,231	48
Bruker Corp.	3,042	90	Norbord, Inc.	1,659	69
Cardinal Health, Inc.	4,149	267	Nucor Corp.	910	56
Celgene Corp. (Æ)	6,038	526	Owens Corning(Û)	2,419	158
Centene Corp. (Æ)	760	83	PPG Industries, Inc.	533	56
Cigna Corp.	2,890	496	Praxair, Inc.	1,709	261
DaVita HealthCare Partners, Inc. (Æ)	1,134	71	Reliance Steel & Aluminum Co.	2,397	211
Eli Lilly & Co.	5,483	445	Sonoco Products Co.	1,271	65
Endo International PLC(Æ)	5,165	30	Steel Dynamics, Inc. (Û)	5,029	225
Envision Healthcare Corp. (Æ)	1,186	44	Teck Resources, Ltd. Class B(Û)	2,411	61
Exelixis, Inc. (Æ)	3,571	74	Trinseo SA	1,546	113
Express Scripts Holding Co. (Æ)	5,974	452	Triton International, Ltd.	1,527	47
Gilead Sciences, Inc. (Û)	6,054	437	Univar, Inc. (Æ)	4,700	130
Haemonetics Corp. (Æ)	1,033	81	WestRock Co.	1,509	89
Halozyme Therapeutics, Inc. (Æ)	3,000	57			3,745
HCA Healthcare, Inc.	698	67
HMS Holdings Corp. (Æ)	3,038	55	Producer Durables - 11.2%
Humana, Inc. (Û)	4,577	1,346	3M Co.	589	114
IDEXX Laboratories, Inc. (Æ)	1,940	377	Accenture PLC Class A	286	43
Johnson & Johnson(Û)	3,056	386	AECOM(Æ)	9,358	322
Laboratory Corp. of America Holdings(Æ)(Û)	1,630	278	AGCO Corp.	5,300	332
Ligand Pharmaceuticals, Inc. Class B(Æ)	413	64	American Airlines Group, Inc.	780	33
McKesson Corp.	4,038	632	Automatic Data Processing, Inc.	257	30
Merck & Co. , Inc. (Û)	9,086	535	Boeing Co. (The)	4,506	1,504
Molina Healthcare, Inc. (Æ)	2,000	167	Caterpillar, Inc.	6,161	889
Mylan NV(Æ)	15,715	608	CoStar Group, Inc. (Æ)	285	104
Perrigo Co. PLC	670	52	CSX Corp. (Ñ)	16,185	963
Pfizer, Inc. (Û)	13,857	507	Cummins, Inc.	548	88
Regeneron Pharmaceuticals, Inc. (Æ)	236	72	Danaher Corp.	348	35
Sage Therapeutics, Inc. (Æ)	3,031	436	Deere & Co.	649	88
Stryker Corp.	267	45	Delta Air Lines, Inc. (Û)	4,710	246
Thermo Fisher Scientific, Inc.	180	38	Dover Corp.	5,579	517
UnitedHealth Group, Inc.	614	145	Eaton Corp. PLC	708	53
Valeant Pharmaceuticals International, Inc.			EMCOR Group, Inc.	1,882	138
(Æ)	2,604	47	Emerson Electric Co.	452	30
Vertex Pharmaceuticals, Inc. (Æ)	3,576	548

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 45

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Esterline Technologies Corp. (Æ)	1,700	122	Applied Materials, Inc.	4,111	204
Evoqua Water Technologies Corp. (Æ)	22,918	468	ARRIS International PLC(Æ)	13,600	367
FedEx Corp.	3,383	837	Aspen Technology, Inc. (Æ)	4,758	417
Fluor Corp.	6,700	395	AVX Corp.	3,696	55
General Dynamics Corp.	181	36	Booking Holdings, Inc. (Æ)(Û)	219	477
General Electric Co.	29,065	408	Box, Inc. Class A(Æ)	3,400	78
HD Supply Holdings, Inc. (Æ)	2,814	109	Broadcom, Inc.	3,577	821
Honeywell International, Inc.	413	60	CA, Inc.	2,368	82
Huntington Ingalls Industries, Inc. (Û)	560	136	Cadence Design Systems, Inc. (Æ)	3,235	130
Illinois Tool Works, Inc.	216	31	Cirrus Logic, Inc. (Æ)	2,000	73
Insperity, Inc.	1,600	128	Cisco Systems, Inc.	25,186	1,115
Itron, Inc. (Æ)	1,600	105	Citrix Systems, Inc. (Æ)	2,840	292
JB Hunt Transport Services, Inc.	692	81	Cognizant Technology Solutions Corp. Class
JetBlue Airways Corp. (Æ)	8,223	158	A	9,199	752
Johnson Controls International PLC(Æ)	725	25	CommScope Holding Co. , Inc. (Æ)	19,491	745
Korn/Ferry International(Û)	1,139	61	Cornerstone OnDemand, Inc. (Æ)	3,700	163
L3 Technologies, Inc.	182	36	Corning, Inc.	966	26
Lockheed Martin Corp.	1,274	408	Dell Technologies, Inc. Class V(Æ)	5,011	359
ManpowerGroup, Inc.	4,514	432	DXC Technology Co.	9,229	951
McGraw Hill Financial, Inc. (Û)	237	45	Electronic Arts, Inc. (Æ)	3,070	362
Moog, Inc. Class A	740	61	F5 Networks, Inc. (Æ)	831	136
MSC Industrial Direct Co. , Inc. Class A	334	29	Facebook, Inc. Class A(Æ)	10,264	1,765
Navistar International Corp. (Æ)	1,600	56	FireEye, Inc. (Æ)	5,800	105
Norfolk Southern Corp.	692	99	Fortinet, Inc. (Æ)	5,000	277
Northrop Grumman Corp.	125	40	Groupon, Inc. Class A(Æ)	7,600	35
Oshkosh Corp.	1,432	103	Hewlett Packard Enterprise Co.	71,058	1,212
PACCAR, Inc.	487	31	HP, Inc. (Æ)	42,517	913
Quanta Services, Inc. (Æ)	32,603	1,060	Imperva, Inc. (Æ)	688	31
Raytheon Co.	559	115	Intel Corp.	25,144	1,298
Republic Services, Inc. Class A	1,113	72	International Business Machines Corp.	544	79
Robert Half International, Inc. (Û)	3,063	186	Intuit, Inc.	986	182
Rockwell Automation, Inc.	5,927	975	Jabil Circuit, Inc.	10,725	285
Ryder System, Inc.	4,915	331	Juniper Networks, Inc.	11,400	280
Southwest Airlines Co. (Û)	2,374	125	KLA-Tencor Corp.	1,470	150
Spirit AeroSystems Holdings, Inc. Class A(Û)	1,546	124	Lam Research Corp. (Û)	776	144
Stanley Black & Decker, Inc.	552	78	Marvell Technology Group, Ltd.	65,061	1,305
Terex Corp.	4,415	161	Micro Focus International PLC - ADR	6,831	118
Union Pacific Corp.	7,601	1,016	Micron Technology, Inc. (Æ)(Û)	3,419	157
United Continental Holdings, Inc. (Æ)	2,110	143	Microsoft Corp.	27,125	2,537
United Parcel Service, Inc. Class B	749	85	MicroStrategy, Inc. Class A(Æ)	582	74
United Rentals, Inc. (Æ)(Û)	984	148	NetApp, Inc.	1,527	102
United Technologies Corp.	823	99	NVIDIA Corp.	1,311	294
Waste Management, Inc.	397	32	ON Semiconductor Corp. (Æ)	4,000	88
Werner Enterprises, Inc.	2,219	76	Oracle Corp.	26,465	1,209
XPO Logistics, Inc. (Æ)	6,871	668	Palo Alto Networks, Inc. (Æ)	202	39
		15,523	Pure Storage, Inc. Class A(Æ)	2,500	51
			QUALCOMM, Inc.	926	47
Technology - 21.4%			Salesforce. com, Inc. (Æ)	6,437	778
Adobe Systems, Inc. (Æ)	509	113	ServiceNow, Inc. (Æ)	2,790	464
Advanced Micro Devices, Inc. (Æ)(Ñ)	12,200	133	Splunk, Inc. (Æ)	2,020	207
Alibaba Group Holding, Ltd. - ADR(Æ)	2,955	528	Symantec Corp.	1,580	44
Alphabet, Inc. Class A(Æ)	351	357	Synopsys, Inc. (Æ)	2,764	236
Alphabet, Inc. Class C(Æ)	502	511	Tableau Software, Inc. Class A(Æ)	3,462	295
Amdocs, Ltd.	552	37	Tech Data Corp. (Æ)	3,590	274
Amkor Technology, Inc. (Æ)	5,319	44	Texas Instruments, Inc.	488	49
Anixter International, Inc. (Æ)	500	29	Twitter, Inc. (Æ)	9,500	288
Apple, Inc. (Û)	22,135	3,661	VeriSign, Inc. (Æ)	1,972	232

See accompanying notes which are an integral part of the financial statements.

46 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Vishay Intertechnology, Inc.	6,370	112	Coty, Inc. Class A	(3,198)	(55)
Western Digital Corp.	5,970	470	Floor & Decor Holdings, Inc. Class A(Æ)	(918)	(51)
Yelp, Inc. Class A(Æ)	1,200	54
Zynga, Inc. Class A(Æ)	81,907	283	Mattel, Inc.	(2,958)	(44)
			Newell Rubbermaid, Inc.	(1,307)	(36)
		29,581
			Nielsen Holdings PLC	(863)	(27)
Utilities - 2.3%			Tesla, Inc. (Æ)	(171)	(50)
AES Corp. (Û)	11,063	135	Under Armour, Inc. Class A(Æ)	(2,865)	(51)
Ameren Corp.	593	35			(416)
American Electric Power Co. , Inc.	2,467	173	Consumer Staples - (0.1)%
American Water Works Co. , Inc.	371	32	B&G Foods, Inc. Class A	(891)	(20)
AT&T, Inc.	6,072	199
CenturyLink, Inc.	3,582	67	Kraft Heinz Co. (The)	(2,000)	(113)
CMS Energy Corp.	646	30	Spectrum Brands Holdings, Inc.	(395)	(29)
Consolidated Edison, Inc.	1,580	127			(162)
Dominion Energy, Inc.	824	55	Energy – (0.1)%
DTE Energy Co.	613	65	Golar LNG, Ltd.	(1,446)	(47)
Duke Energy Corp.	795	64	SunPower Corp. Class A(Æ)	(4,246)	(36)
Edison International	7,446	487	Weatherford International PLC(Æ)	(10,228)	(30)
Frontier Communications Corp. (Ñ)	737	6
Hawaiian Electric Industries, Inc.	1,503	52			(113)
j2 Global, Inc.	2,117	168	Financial Services - (1.0)%
NextEra Energy, Inc.	1,068	175	Bank of the Ozarks, Inc.	(2,143)	(100)
PG&E Corp.	905	42	Digital Realty Trust, Inc. (ö)	(624)	(66)
Public Service Enterprise Group, Inc.	871	45	Equifax, Inc.	(351)	(39)
Southern Co. (The)	1,845	85	Equity Commonwealth(Æ)(ö)	(3,110)	(96)
Telephone & Data Systems, Inc.	3,610	99
T-Mobile US, Inc. (Æ)	5,055	306	First Financial Bankshares, Inc.	(2,822)	(140)
US Cellular Corp. (Æ)(Û)	1,823	72	Healthcare Realty Trust, Inc. (ö)	(2,134)	(59)
Verizon Communications, Inc. (Û)	10,881	536	Iron Mountain, Inc. (ö)	(1,673)	(57)
WEC Energy Group, Inc. (Æ)	590	38	Macerich Co. (The) (ö)	(220)	(13)
Xcel Energy, Inc.	939	44	New York Community Bancorp, Inc.	(9,079)	(108)
		3,137	Omega Healthcare Investors, Inc. (ö)	(2,188)	(57)
			Pinnacle Financial Partners, Inc.	(1,719)	(110)
Total Common Stocks			Realty Income Corp. (ö)	(1,973)	(100)
(cost $112,746)		138,540	Sabra Health Care REIT, Inc. (ö)	(5,434)	(99)
			TFS Financial Corp.	(8,765)	(131)
Short-Term Investments - 2.2%			United Bankshares, Inc.	(2,818)	(96)
U. S. Cash Management Fund(@)	3,032,129 (8)	3,032
Total Short-Term Investments			Uniti Group, Inc. (ö)	(2,398)	(43)
					(1,314)
(cost $3,032)		3,032	Health Care – (0.2)%
			Acadia Healthcare Co. , Inc. (Æ)	(1,216)	(43)
Other Securities - 2.0%
U. S. Cash Collateral Fund(×)(@)	2,691,980 (8)	2,692	DexCom, Inc. (Æ)	(756)	(55)
Total Other Securities			Incyte Corp. (Æ)	(475)	(29)
(cost $2,692)		2,692	Insulet Corp. (Æ)	(501)	(43)
			Medicines Co. (The)(Æ)	(924)	(28)

Total Investments 104.6%			Nektar Therapeutics(Æ)	(677)	(57)
(identified cost $118,470)		144,264	Penumbra, Inc. (Æ)	(487)	(61)
Securities Sold Short - (2.4)%			Seattle Genetics, Inc. (Æ)	(554)	(28)
Consumer Discretionary – (0.3)%					(344)
Altice USA, Inc. Class A(Æ)	(1,999)	(36)	Materials and Processing - (0.2)%
AMC Entertainment Holdings, Inc. Class A	(1,296)	(23)	Axalta Coating Systems, Ltd. (Æ)	(1,313)	(41)
CarMax, Inc. (Æ)	(688)	(43)	Martin Marietta Materials, Inc.	(633)	(123)

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 47

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal	Fair
		Amount ($) or	Value
		Shares	$
	Vulcan Materials Co.	(1,029)	(115)
			(279)
	Producer Durables - (0.2)%
	Macquarie Infrastructure Corp.	(979)	(37)
	Square, Inc. Class A(Æ)	(1,300)	(62)
	Stericycle, Inc. (Æ)	(890)	(52)
	Wabtec Corp.	(812)	(72)
	Worldpay, Inc. Class A(Æ)	(257)	(21)
			(244)
	Technology – (0.3)%
	Advanced Micro Devices, Inc. (Æ)	(3,803)	(41)
	Carvana Co. (Æ)	(1,716)	(45)
	Cree, Inc. (Æ)	(1,056)	(39)
	Gartner, Inc. (Æ)	(434)	(53)
	MACOM Technology Solutions Holdings,
	Inc. (Æ)	(1,005)	(17)
	Maxar Technologies, Ltd.	(1,138)	(52)
	Snap, Inc. Class A(Æ)	(2,815)	(40)
	Universal Display Corp.	(345)	(30)
	ViaSat, Inc. (Æ)	(549)	(35)
			(352)
	Utilities – (0.0)%
	Globalstar, Inc. (Æ)	(14,677)	(9)

	Total Securities Sold Short
	(proceeds $3,520)		(3,233)

	Other Assets and Liabilities, Net
-	(2.2%)		(3,088)
	Net Assets - 100.0%		137,943

See accompanying notes which are an integral part of the financial statements.

48 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures			3	USD	397	06/18	(1)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(1)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$22,487	$—	$—		$—	$22,487	16.3
Consumer Staples	3,112	—	—		—	3,112	2.3
Energy	11,830	—	—		—	11,830	8.6
Financial Services	33,144	—	—		—	33,144	24.0
Health Care	15,981	—	—		—	15,981	11.6
Materials and Processing	3,745	—	—		—	3,745	2.7
Producer Durables	15,523	—	—		—	15,523	11.2
Technology	29,581	—	—		—	29,581	21.4
Utilities	3,137	—	—		—	3,137	2.3
Short-Term Investments	—	—	—		3,032	3,032	2.2
Other Securities	—	—	—		2,692	2,692	2.0
Total Investments	138,540	—	—		5,724	144,264	104.6
Securities Sold Short**	(3,233)	—	—		—	(3,233)	(2.4)
Other Assets and Liabilities, Net							(2.2)
							100.0
Other Financial Instruments
Liabilities
Futures Contracts	(1)	—	—		—	(1)	(—)*
Total Other Financial Instruments***	$(1)	$—	$—		$—	$(1)

* Less than 0.05% of net assets.
** Refer to Schedule of Investments for detailed sector breakout.
*** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 49

Russell Investment Company
U.S. Dynamic Equity Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures*	$1
Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$282

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(2)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

50 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$2,570	$—	$2,570
Total Financial and Derivative Assets		2,570	—	2,570
Financial and Derivative Assets not subject to a netting agreement		(—)	—	(—)
Total Financial and Derivative Assets subject to a netting agreement		$2,570	$—	$2,570

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$573	$—	$573	$—
Credit Suisse	121	—	121	—
Goldman Sachs	146	—	146	—
HSBC	1,211	—	1,211	—
Merrill Lynch	445	—	445	—
Societe Generale	74	—	74	—
Total	$2,570	$—	$2,570	$—

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 51

Russell Investment Company
U.S. Dynamic Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures	$401	$—	$401
Short Sales	Securities sold short, at market value	3,233	—	3,233
Total Financial and Derivative Liabilities		3,634	—	3,634
Financial and Derivative Liabilities not subject to a netting agreement		(401)	—	(401)
Total Financial and Derivative Liabilities subject to a netting agreement		$3,233	$—	$3,233

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
State Street	3,233	$—	$3,233	$—
Total	$3,233	$—	$3,233	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

52 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$118,470
Investments, at fair value(*)(>)	144,264
Receivables:
Dividends and interest	82
Dividends from affiliated funds	8
Investments sold	462
Fund shares sold	5
From broker(a)	600
Prepaid expenses	2
Total assets	145,423

Liabilities
Payables:
Due to broker (b)(c)	601
Investments purchased	793
Accrued fees to affiliates	113
Other accrued expenses	48
Securities sold short, at fair value(‡)	3,233
Payable upon return of securities loaned	2,692
Total liabilities	7,480

Net Assets	$137,943

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 53

Russell Investment Company
U.S. Dynamic Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(37)
Accumulated net realized gain (loss)	14,380
Unrealized appreciation (depreciation) on:
Investments	25,794
Futures contracts	(1)
Securities sold short	287
Shares of beneficial interest	155
Additional paid-in capital	97,365
Net Assets	$137,943

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$8.33
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$8.84
Class A — Net assets	$2,110,605
Class A — Shares outstanding ($. 01 par value)	253,320
Net asset value per share: Class C(#)	$6.17
Class C — Net assets	$6,188,307
Class C — Shares outstanding ($. 01 par value)	1,003,322
Net asset value per share: Class E(#)	$8.36
Class E — Net assets	$382,056
Class E — Shares outstanding ($. 01 par value)	45,678
Net asset value per share: Class S(#)	$8.97
Class S — Net assets	$21,159,437
Class S — Shares outstanding ($. 01 par value)	2,359,882
Net asset value per share: Class Y(#)	$9.15
Class Y — Net assets	$108,102,320
Class Y — Shares outstanding ($. 01 par value)	11,814,864
Amounts in thousands
(*) Securities on loan included in investments	$2,570
(‡) Proceeds on securities sold short	$3,520
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$5,724

(a) Receivable from Broker for Futures	$600
(b) Due to Broker for Futures	$200
(c) Payables Variation Margin for Futures	$401
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

54 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$1,299
Dividends from affiliated funds	35
Interest	1
Securities lending income (net)	2
Total investment income	1,337

Expenses
Advisory fees	605
Administrative fees	36
Custodian fees	84
Distribution fees - Class A	3
Distribution fees - Class C	28
Transfer agent fees - Class A	3
Transfer agent fees - Class C	7
Transfer agent fees - Class E	—**
Transfer agent fees - Class S	26
Transfer agent fees - Class Y	3
Professional fees	34
Registration fees	35
Shareholder servicing fees - Class C	9
Shareholder servicing fees - Class E	—**
Trustees’ fees	4
Printing fees	8
Dividends from securities sold short	46
Interest expense paid on securities sold short	13
Miscellaneous	10
Expenses before reductions	954
Expense reductions	(5)
Net expenses	949
Net investment income (loss)	388

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	16,937
Investments in affiliated funds	(1)
Futures contracts	282
Securities sold short	(506)
Net realized gain (loss)	16,712
Net change in unrealized appreciation (depreciation) on:
Investments	(9,716)
Futures contracts	(2)
Securities sold short	61
Net change in unrealized appreciation (depreciation)	(9,657)
Net realized and unrealized gain (loss)	7,055
Net Increase (Decrease) in Net Assets from Operations	$7,443

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 55

Russell Investment Company
U.S. Dynamic Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$388	$1,620
Net realized gain (loss)	16,712	92,367
Net change in unrealized appreciation (depreciation)	(9,657)	(10,389)
Net increase (decrease) in net assets from operations	7,443	83,598

Distributions
From net investment income
Class A	(4)	(4)
Class C	(4)	—
Class E	(1)	(1)
Class I(1)	—	(33)
Class S	(62)	(94)
Class Y	(356)	(1,452)
From net realized gain
Class A	(807)	(91)
Class C	(2,829)	(468)
Class E	(110)	(16)
Class I(1)	—	(538)
Class S	(7,676)	(908)
Class Y	(31,590)	(17,917)
Net decrease in net assets from distributions	(43,439)	(21,522)

Share Transactions*
Net increase (decrease) in net assets from share transactions	11,507	(362,332)
Total Net Increase (Decrease) in Net Assets	(24,489)	(300,256)

Net Assets
Beginning of period	162,432	462,688
End of period	$137,943	$162,432
Undistributed (overdistributed) net investment income included in net assets	$(37)	$2

See accompanying notes which are an integral part of the financial statements.

56 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	14	$139	80	$817
Proceeds from reinvestment of distributions	93	780	9	90
Payments for shares redeemed	(93)	(801)	(38)	(397)
Net increase (decrease)	14	118	51	510
Class C
Proceeds from shares sold	36	248	270	2,232
Proceeds from reinvestment of distributions	450	2,788	57	457
Payments for shares redeemed	(415)	(2,880)	(367)	(3,088)
Net increase (decrease)	71	156	(40)	(399)
Class E
Proceeds from shares sold	— **	2	2	18
Proceeds from reinvestment of distributions	13	111	2	17
Payments for shares redeemed	(2)	(20)	(5)	(45)
Net increase (decrease)	11	93	(1)	(10)
Class I (1)
Proceeds from shares sold	—	—	7	75
Proceeds from reinvestment of distributions	—	—	51	534
Payments for shares redeemed	—	—	(1,275)	(14,082)
Net increase (decrease)	—	—	(1,217)	(13,473)
Class S
Proceeds from shares sold	98	981	1,309	14,262
Proceeds from reinvestment of distributions	839	7,539	93	969
Payments for shares redeemed	(1,200)	(11,856)	(806)	(8,782)
Net increase (decrease)	(263)	(3,336)	596	6,449
Class Y
Proceeds from shares sold	124	1,125	331	3,644
Proceeds from reinvestment of distributions	3,484	31,947	1,842	19,369
Payments for shares redeemed	(1,830)	(18,596)	(34,521)	(378,422)
Net increase (decrease)	1,778	14,476	(32,348)	(355,409)
Total increase (decrease)	1,611	$11,507	(32,959)	$(362,332)

(1) For the period November 1, 2016 to August 18, 2017 (date of reclassification).
** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 57

Russell Investment Company
U.S. Dynamic Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions	$
	Beginning of	Income	and Unrealized	Investment	from Net	from Net	Return of
	Period	(Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain	Capital
Class A
April 30, 2018*	11.17	. 01	. 47	. 48	(. 02)	(3.30)	—
October 31, 2017	9.32	. 01	2.33	2.34	(. 02)	(. 47)	—
October 31, 2016	10.76	. 03	. 11	. 14	(. 05)	(1.53)	—
October 31, 2015	12.12	— (f)	. 53	. 53	—(f)	(1.89)	—
October 31, 2014	12.08	(. 03)	1.53	1.50	—(f)	(1.46)	—
October 31, 2013	9.40	— (f)	2.71	2.71	(. 03)	—	—

Class C
April 30, 2018*	9.11	(. 02)	. 39	. 37	(. 01)	(3.30)	—
October 31, 2017	7.72	(. 05)	1.91	1.86	—	(. 47)	—
October 31, 2016	9.21	(. 03)	. 08	. 05	(. 01)	(1.53)	—
October 31, 2015	10.70	(. 07)	. 47	. 40	—	(1.89)	—
October 31, 2014	10.90	(. 10)	1.36	1.26	—	(1.46)	—
October 31, 2013	8.53	(. 07)	2.44	2.37	—	—	—

Class E
April 30, 2018*	11.20	. 01	. 47	. 48	(. 02)	(3.30)	—
October 31, 2017	9.34	. 01	2.34	2.35	(. 02)	(. 47)	—
October 31, 2016	10.78	. 03	. 11	. 14	(. 05)	(1.53)	—
October 31, 2015	12.14	— (f)	. 53	. 53	—(f)	(1.89)	—
October 31, 2014	12.10	(. 02)	1.52	1.50	—	(1.46)	—
October 31, 2013	9.41	. 01	2.69	2.70	(. 01)	—	—

Class S
April 30, 2018*	11.78	. 02	. 50	. 52	(. 03)	(3.30)	—
October 31, 2017	9.79	. 04	2.46	2.50	(. 04)	(. 47)	—
October 31, 2016	11.22	. 06	. 11	. 17	(. 07)	(1.53)	—
October 31, 2015	12.55	. 02	. 56	. 58	(. 02)	(1.89)	—
October 31, 2014	12.45	. 01	1.57	1.58	(. 02)	(1.46)	—
October 31, 2013	9.68	. 04	2.76	2.80	(. 03)	—	—

Class Y
April 30, 2018*	11.95	. 03	. 51	. 54	(. 04)	(3.30)	—
October 31, 2017	9.94	. 06	2.48	2.54	(. 06)	(. 47)	—
October 31, 2016	11.36	. 08	. 12	. 20	(. 09)	(1.53)	—
October 31, 2015	12.69	. 05	. 56	. 61	(. 05)	(1.89)	—
October 31, 2014	12.56	. 03	1.59	1.62	(. 03)	(1.46)	—
October 31, 2013	9.77	. 06	2.80	2.86	(. 07)	—	—

See accompanying notes which are an integral part of the financial statements.

58 U.S. Dynamic Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)(g)	Net Assets(d)(e)	Turnover Rate(b)(k)

(3.32)	8.33	4.21	2,111	1.61	1.61	. 15	56
(. 49)	11.17	25.79	2,673	1.52	1.52	. 10	113
(1.58)	9.32	2.10	1,757	1.55	1.55	. 35	118
(1.89)	10.76	4.58	2,349	1.50	1.50	(. 04)	142
(1.46)	12.12	13.40	1,994	1.52	1.52	(. 22)	146
(. 03)	12.08	28.84	1,089	1.51	1.51	— (i)	142

(3.31)	6.17	3.88	6,188	2.36	2.36	(. 59)	56
(. 47)	9.11	24.83	8,496	2.27	2.27	(. 63)	113
(1.54)	7.72	1.41	7,509	2.30	2.30	(. 40)	118
(1.89)	9.21	3.81	10,862	2.25	2.25	(. 79)	142
(1.46)	10.70	12.66	11,644	2.27	2.27	(. 96)	146
—	10.90	27.90	9,380	2.26	2.26	(. 68)	142

(3.32)	8.36	4.21	382	1.61	1.61	. 15	56
(. 49)	11.20	25.83	384	1.52	1.52	. 11	113
(1.58)	9.34	2.10	328	1.55	1.55	. 33	118
(1.89)	10.78	4.52	321	1.50	1.50	(. 02)	142
(1.46)	12.14	13.46	1,893	1.52	1.52	(. 19)	146
(. 01)	12.10	28.75	2,959	1.51	1.51	. 10	142

(3.33)	8.97	4.41	21,160	1.36	1.32	. 46	56
(. 51)	11.78	26.23	30,893	1.26	1.24	. 38	113
(1.60)	9.79	2.34	19,856	1.30	1.30	. 61	118
(1.91)	11.22	4.88	32,114	1.25	1.25	. 21	142
(1.48)	12.55	13.68	50,903	1.27	1.27	. 05	146
(. 03)	12.45	29.04	72,332	1.26	1.26	. 35	142

(3.34)	9.15	4.52	108,102	1.16	1.16	. 60	56
(. 53)	11.95	26.37	119,986	1.07	1.07	. 59	113
(1.62)	9.94	2.63	421,094	1.10	1.10	. 79	118
(1.94)	11.36	5.06	521,326	1.05	1.05	. 41	142
(1.49)	12.69	13.99	629,285	1.07	1.07	. 23	146
(. 07)	12.56	29.34	587,599	1.06	1.06	. 56	142

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 59

Russell Investment Company
U.S. Dynamic Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:

Advisory fees	$92,940
Administration fees	5,577
Distribution fees	4,397
Shareholder servicing fees	1,391
Transfer agent fees	4,835
Trustee fees	3,533
$112,673

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$1,522	$14,273	$13,103	$—		$—	$2,692	$8	$—
U. S. Cash Management Fund	3,725	42,125	42,817	(1)		—	3,032	35	—
	$5,247	$56,398	$55,920	$(1	) $	—	$5,724	$43	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$120,502,040
Unrealized Appreciation	$27,562,449
Unrealized Depreciation	(3,801,169)
Net Unrealized Appreciation (Depreciation)	$23,761,280

See accompanying notes which are an integral part of the financial statements.

60 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$1,044.50	$1,019.74
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.17	$5.11

Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2018	$1,041.60	$1,016.02
	Expenses Paid During Period*	$8.96	$8.85
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.77%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2017	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2018	$1,045.10	$1,019.74
of other funds.	Expenses Paid During Period*	$5.17	$5.11

* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

U.S. Strategic Equity Fund 61

Russell Investment Company
U.S. Strategic Equity Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,046.30	$1,021.47
Expenses Paid During Period*	$3.40	$3.36

* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,046.50	$1,020.98
Expenses Paid During Period*	$3.91	$3.86

* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

62 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 98.1%			NVR, Inc. (Æ)	1,831	5,676
Consumer Discretionary - 12.8%			Office Depot, Inc.	97,268	223
Aaron's, Inc. Class A	12,471	521	Omnicom Group, Inc.	51,400	3,786
Advance Auto Parts, Inc.	33,299	3,811	PulteGroup, Inc. (Û)	110,917	3,367
Amazon. com, Inc. (Æ)	44,023	68,946	PVH Corp.	16,592	2,649
AMC Networks, Inc. Class A(Æ)	15,394	800	Ross Stores, Inc.	47,231	3,819
American Eagle Outfitters, Inc.	30,750	636	Royal Caribbean Cruises, Ltd.	13,025	1,409
AutoZone, Inc. (Æ)	5,330	3,329	Service Corp. International	48,664	1,777
Best Buy Co. , Inc. (Û)	59,760	4,573	Starbucks Corp.	392,065	22,571
BorgWarner, Inc.	28,304	1,385	Tapestry, Inc.	183,409	9,862
Brunswick Corp.	15,612	935	Target Corp.	93,197	6,766
Burlington Stores, Inc. (Æ)	2,877	391	Taylor Morrison Home Corp. Class A(Æ)	52,297	1,243
Carnival Corp.	78,974	4,980	Tenneco, Inc.	18,099	809
Carter's, Inc.	17,071	1,713	Thor Industries, Inc.	14,719	1,562
CBS Corp. Class B	125,717	6,185	Tiffany & Co.	20,379	2,096
Cinemark Holdings, Inc.	36,639	1,435	Time Warner, Inc.	54,382	5,155
Cooper-Standard Holdings, Inc. (Æ)	14,603	1,808	TJX Cos. , Inc.	30,561	2,593
Costco Wholesale Corp.	58,451	11,524	Toll Brothers, Inc.	34,813	1,468
Dana Holding Corp.	50,980	1,210	Tupperware Brands Corp.	54,101	2,411
Darden Restaurants, Inc.	14,457	1,342	Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	7,577	1,901
Deckers Outdoor Corp. (Æ)	5,647	527	Urban Outfitters, Inc. (Æ)	15,708	633
Dick's Sporting Goods, Inc.	77,517	2,565	Vail Resorts, Inc.	7,408	1,699
Dollar General Corp.	35,283	3,406	Visteon Corp. (Æ)	31,680	3,942
Dollar Tree, Inc. (Æ)	31,695	3,039	Wal-Mart Stores, Inc.	321,096	28,404
Domino's Pizza, Inc.	16,360	3,955	Walt Disney Co. (The)	22,296	2,237
DR Horton, Inc.	141,890	6,263	Whirlpool Corp.	24,200	3,750
eBay, Inc. (Æ)	147,097	5,572	Wolverine World Wide, Inc.	27,824	834
Estee Lauder Cos. , Inc. (The) Class A	63,381	9,386	Yum China Holdings, Inc.	92,262	3,945
Fiat Chrysler Automobiles NV(Æ)(Û)	45,758	999	Yum! Brands, Inc.	61,900	5,391
Foot Locker, Inc.	17,600	758
Ford Motor Co.	76,181	856			395,634
Fortune Brands Home & Security, Inc.	32,309	1,767
GameStop Corp. Class A	138,446	1,890	Consumer Staples - 4.9%
			Altria Group, Inc.	156,500	8,781
Gap, Inc. (The)	18,340	536	Archer-Daniels-Midland Co.	92,227	4,185
Garmin, Ltd.	31,617	1,855	Brown-Forman Corp. Class B - ADR	32,553	1,824
General Motors Co. (Û)	372,743	13,695	Bunge, Ltd.	21,288	1,538
Gentex Corp.	91,510	2,081	Coca-Cola Co. (The)	376,212	16,256
Genuine Parts Co.	25,276	2,232	Colgate-Palmolive Co.	90,700	5,916
Goodyear Tire & Rubber Co. (The)	223,974	5,624	ConAgra Foods, Inc.	205,375	7,613
Graham Holdings Co. Class B(Û)	4,916	2,965	Constellation Brands, Inc. Class A	17,624	4,109
Hilton Grand Vacations, Inc. (Æ)(Û)	24,768	1,065	CVS Health Corp.	129,166	9,020
Home Depot, Inc. (The)	24,899	4,601	Flowers Foods, Inc.	106,972	2,419
John Wiley & Sons, Inc. Class A	9,817	647	Hershey Co. (The)	10,496	965
KB Home	16,444	437	Hormel Foods Corp.	45,795	1,660
Kohl's Corp. (Û)	18,255	1,134	Ingredion, Inc. (Û)	23,754	2,876
Lear Corp.	31,438	5,878	JM Smucker Co. (The)	17,268	1,970
Live Nation Entertainment, Inc. (Æ)	172,862	6,823	Kraft Heinz Co. (The)	22,986	1,296
LKQ Corp. (Æ)	44,990	1,396	McCormick & Co. , Inc.	11,460	1,208
Madison Square Garden Co. (The) Class A(Æ)	16,907	4,109	Molson Coors Brewing Co. Class B	78,839	5,616
Magna International, Inc. Class A	111,618	6,585	Monster Beverage Corp. (Æ)	260,456	14,325
Marriott International, Inc. Class A	20,106	2,748	Nu Skin Enterprises, Inc. Class A	22,744	1,618
McDonald's Corp.	70,557	11,814	PepsiCo, Inc. (Û)	113,185	11,425
Michael Kors Holdings, Ltd. (Æ)(Û)	47,343	3,239	Philip Morris International, Inc.	218,453	17,913
Netflix, Inc. (Æ)	40,688	12,713	Pilgrim's Pride Corp. (Æ)	27,868	602
News Corp. Class A(Û)	87,204	1,394	Pinnacle Foods, Inc.	31,732	1,917
Nordstrom, Inc.	10,265	519	Post Holdings, Inc. (Æ)	14,231	1,132
Norwegian Cruise Line Holdings, Ltd. (Æ)	244,229	13,059	Procter & Gamble Co. (The)	140,500	10,164

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 63

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Seaboard Corp.	426	1,707	BlackRock, Inc. Class A	1,579	823
Tyson Foods, Inc. Class A	112,575	7,892	Blackstone Group, LP (The)	419,400	12,980
US Foods Holding Corp. (Æ)	28,718	982	BNP Paribas - ADR	124,353	4,788
Walgreens Boots Alliance, Inc.	59,291	3,940	Capital One Financial Corp.	101,454	9,194
		150,869	Cboe Global Markets, Inc.	34,333	3,666
			CBRE Group, Inc. Class A(Æ)(Û)	88,327	4,002
Energy - 7.6%			Charles Schwab Corp. (The)	59,658	3,322
Anadarko Petroleum Corp.	115,668	7,787	Chimera Investment Corp. (ö)	155,323	2,717
Andeavor(Æ)	41,708	5,769	Chubb, Ltd.	38,980	5,288
Arch Coal, Inc. Class A	22,430	1,813	Citigroup, Inc. (Û)	556,213	37,973
BP PLC - ADR	603,763	26,922	Citizens Financial Group, Inc. (Û)	56,099	2,328
C&J Energy Services, Inc. (Æ)	13,910	415	CNO Financial Group, Inc.	52,865	1,133
Canadian Natural Resources, Ltd.	296,942	10,714	Comerica, Inc.	12,500	1,182
Chevron Corp.	218,496	27,336	Commerce Bancshares, Inc.	63,174	4,013
ConocoPhillips(Û)	320,848	21,016	Discover Financial Services(Û)	26,681	1,901
CONSOL Energy, Inc. (Æ)	70,788	2,226	E*Trade Financial Corp. (Æ)	68,411	4,151
Devon Energy Corp.	198,167	7,199	Euronet Worldwide, Inc. (Æ)	20,162	1,575
Diamondback Energy, Inc.	12,506	1,606	Federated Investors, Inc. Class B	36,695	971
Energen Corp. (Æ)	11,813	773	Fidelity National Information Services, Inc.	23,136	2,197
EOG Resources, Inc.	60,865	7,192	First Citizens BancShares, Inc. Class A	1,306	565
Exxon Mobil Corp.	294,868	22,926	First Data Corp. Class A(Æ)	237,128	4,292
Halliburton Co.	102,807	5,448	Fiserv, Inc. (Æ)	26,666	1,890
HollyFrontier Corp.	16,785	1,019	Franklin Resources, Inc.	77,803	2,617
Kinder Morgan, Inc.	284,717	4,504	Gaming and Leisure Properties, Inc. (ö)(Û)	111,625	3,825
Marathon Oil Corp.	85,218	1,555	Global Payments, Inc.	25,488	2,881
Marathon Petroleum Corp. (Û)	123,325	9,238	Goldman Sachs Group, Inc. (The)	53,369	12,719
Occidental Petroleum Corp.	124,647	9,630	HCP, Inc. (ö)	192,900	4,506
Oceaneering International, Inc.	88,274	1,875	Hospitality Properties Trust(ö)	27,490	684
PBF Energy, Inc. Class A	20,958	803	Host Hotels & Resorts, Inc. (ö)	120,382	2,355
PDC Energy, Inc. (Æ)	9,815	526	Intercontinental Exchange, Inc.	220,601	15,985
Peabody Energy Corp.	55,114	2,031	Invesco, Ltd.	53,904	1,562
Phillips 66	190,533	21,208	Jack Henry & Associates, Inc.	31,711	3,789
Pioneer Natural Resources Co.	43,665	8,801	Jones Lang LaSalle, Inc. (Û)	10,338	1,752
RSP Permian, Inc. (Æ)	41,494	2,059	JPMorgan Chase & Co. (Û)	420,129	45,702
Schlumberger, Ltd.	102,236	7,009	KeyCorp	223,300	4,448
Southwestern Energy Co. (Æ)	112,982	463	KKR & Co. , LP	477,094	9,990
Transocean, Ltd. (Æ)	87,491	1,082	Lazard, Ltd. Class A(Û)	71,560	3,894
Valero Energy Corp.	97,516	10,818	Legg Mason, Inc.	24,953	991
Williams Cos. , Inc. (The)	60,167	1,548	Leucadia National Corp.	57,253	1,376
World Fuel Services Corp.	77,685	1,668	Life Storage, Inc. (Æ)(ö)	17,846	1,578
			Lincoln National Corp.	15,011	1,060
		234,979	Loews Corp.	184,500	9,679
			LPL Financial Holdings, Inc.	4,200	254
Financial Services - 21.2%			M&T Bank Corp.	39,332	7,169
Affiliated Managers Group, Inc.	6,074	1,001	MasterCard, Inc. Class A	200,837	35,803
Aflac, Inc.	41,840	1,907	Medical Properties Trust, Inc. (ö)	174,282	2,227
AGNC Investment Corp. (Æ)	133,301	2,522	MetLife, Inc.	162,799	7,761
Allstate Corp. (The)(Û)	96,739	9,463	MFA Financial, Inc. (ö)	350,664	2,637
Ally Financial, Inc. (Û)	81,331	2,123	Morgan Stanley(Û)	121,404	6,267
American Express Co.	194,566	19,213	Morningstar, Inc.	19,094	2,073
Ameriprise Financial, Inc.	21,842	3,063	MSCI, Inc. Class A	11,703	1,754
Annaly Capital Management, Inc. (ö)	224,059	2,324	Nasdaq, Inc.	23,018	2,033
Apple Hospitality REIT, Inc. (ö)(Û)	52,551	945	Navient Corp.	44,832	595
Axis Capital Holdings, Ltd.	21,044	1,235	New Residential Investment Corp. (ö)	124,828	2,182
Bank of America Corp. (Û)	2,002,908	59,927	New York Community Bancorp, Inc.	157,958	1,877
Bank of New York Mellon Corp. (The)	46,869	2,555	Northern Trust Corp.	69,215	7,389
Berkshire Hathaway, Inc. Class B(Æ)	142,327	27,573	Omega Healthcare Investors, Inc. (ö)	69,240	1,799

See accompanying notes which are an integral part of the financial statements.

64 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value	Amount ($) or		Value
	Shares	$		Shares	$
OneMain Holdings, Inc. (Æ)(Û)	127,947	3,947	Colliers International Group, Inc.	2,832	193
Park Hotels & Resorts, Inc. (ö)(Û)	113,172	3,257	Cooper Cos. , Inc. (The)	9,466	2,165
PayPal Holdings, Inc. (Æ)	182,190	13,593	DaVita HealthCare Partners, Inc. (Æ)	9,912	622
PNC Financial Services Group, Inc. (The)	97,333	14,173	Edwards Lifesciences Corp. (Æ)	21,418	2,728
Popular, Inc.	13,803	639	Eli Lilly & Co.	97,705	7,921
Progressive Corp. (The)	441,229	26,602	Endo International PLC(Æ)	45,514	261
Prudential Financial, Inc.	48,086	5,113	Exelixis, Inc. (Æ)	31,206	650
Radian Group, Inc.	130,218	1,862	Express Scripts Holding Co. (Æ)	38,783	2,936
Raymond James Financial, Inc.	27,835	2,498	Gilead Sciences, Inc. (Û)	83,748	6,049
Realogy Holdings Corp.	22,129	549	Haemonetics Corp. (Æ)	9,065	707
Reinsurance Group of America, Inc. Class A	47,023	7,025	Halozyme Therapeutics, Inc. (Æ)	15,400	292
Ryman Hospitality Properties, Inc. (ö)(Û)	9,467	742	Hologic, Inc. (Æ)	20,351	789
Santander Consumer USA Holdings, Inc.	305,409	5,635	Horizon Pharma PLC(Æ)	160,804	2,129
SBA Communications Corp. (Æ)(ö)	52,695	8,443	Humana, Inc. (Û)	41,346	12,163
SEI Investments Co.	21,771	1,377	Intuitive Surgical, Inc. (Æ)	21,405	9,435
SLM Corp. (Æ)	211,981	2,434	Jazz Pharmaceuticals PLC(Æ)	12,235	1,860
Starwood Property Trust, Inc. (ö)	190,125	3,985	Johnson & Johnson(Û)	350,910	44,387
State Street Corp.	207,926	20,747	Laboratory Corp. of America Holdings(Æ)(Û)	20,629	3,522
SunTrust Banks, Inc.	42,409	2,833	Ligand Pharmaceuticals, Inc. Class B(Æ)	3,616	560
Synchrony Financial	150,381	4,988	Mallinckrodt PLC(Æ)	62,958	818
Synovus Financial Corp. (Û)	33,472	1,750	McKesson Corp.	20,701	3,234
T Rowe Price Group, Inc.	16,152	1,838	Medtronic PLC	27,573	2,209
TCF Financial Corp.	42,384	1,052	Merck & Co. , Inc.	261,128	15,373
TD Ameritrade Holding Corp.	22,261	1,293	Mylan NV(Æ)	88,941	3,447
Total System Services, Inc.	26,640	2,239	Neurocrine Biosciences, Inc. (Æ)	6,897	559
Travelers Cos. , Inc. (The)	37,300	4,909	Pfizer, Inc. (Û)	683,160	25,010
Two Harbors Investment Corp. (ö)	165,685	2,527	Portola Pharmaceuticals, Inc. (Æ)	40,354	1,458
Unum Group	41,588	2,012	Quest Diagnostics, Inc.	17,449	1,766
US Bancorp	104,400	5,267	Sage Therapeutics, Inc. (Æ)	27,045	3,892
Visa, Inc. Class A	57,495	7,295	Sanofi - ADR	123,800	4,868
Voya Financial, Inc.	28,184	1,475	Shire PLC - ADR	14,984	2,389
Wells Fargo & Co.	356,799	18,539	Steris PLC	12,150	1,148
WR Berkley Corp.	26,769	1,996	Stryker Corp.	69,204	11,725
XL Group, Ltd.	193,900	10,779	Thermo Fisher Scientific, Inc.	11,646	2,450
		651,428	UnitedHealth Group, Inc.	190,882	45,125
			Valeant Pharmaceuticals International, Inc.
Health Care - 11.5%			(Æ)	20,927	378
Abbott Laboratories	33,497	1,947	Varian Medical Systems, Inc. (Æ)	29,384	3,396
AbbVie, Inc.	42,567	4,110	Veeva Systems, Inc. Class A(Æ)	28,897	2,027
Abiomed, Inc. (Æ)	10,940	3,292	WellCare Health Plans, Inc. (Æ)	24,348	4,995
Aerie Pharmaceuticals, Inc. (Æ)	89,872	4,601	West Pharmaceutical Services, Inc.	24,712	2,180
Aetna, Inc.	48,448	8,675	Zimmer Biomet Holdings, Inc.	19,058	2,195
Agilent Technologies, Inc.	77,944	5,124	Zoetis, Inc. Class A	241,160	20,132
Align Technology, Inc. (Æ)	15,917	3,977			352,689
Allscripts Healthcare Solutions, Inc. (Æ)	149,566	1,738
Amgen, Inc.	10,839	1,891	Materials and Processing - 3.4%
Anthem, Inc. (Æ)	46,082	10,875	Ball Corp.	24,100	966
Baxter International, Inc. (Û)	159,250	11,068	Berry Plastics Group, Inc. (Æ)	19,305	1,062
Becton Dickinson and Co.	7,993	1,853	Cabot Corp.	20,295	1,134
Biogen, Inc. (Æ)	27,997	7,660	Celanese Corp. Class A(Û)	62,221	6,762
Bristol-Myers Squibb Co. (Û)	42,374	2,209	Crown Holdings, Inc. (Æ)	88,470	4,409
Bruker Corp.	26,607	786	Domtar Corp.	39,667	1,741
Cardinal Health, Inc.	86,532	5,553	DowDuPont, Inc.	262,743	16,616
Celgene Corp. (Æ)	42,855	3,733	Eastman Chemical Co.	32,700	3,338
Centene Corp. (Æ)	28,122	3,053	Ecolab, Inc.	9,230	1,336
Cerner Corp. (Æ)	49,245	2,869	Ingersoll-Rand PLC	21,239	1,782
Cigna Corp.	43,834	7,532	International Flavors & Fragrances, Inc.	14,890	2,103

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 65

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Louisiana-Pacific Corp.	36,389	1,031	General Dynamics Corp.	38,541	7,759
LyondellBasell Industries NV Class A(Û)	40,541	4,287	General Electric Co.	620,129	8,725
Masco Corp.	40,071	1,518	Genpact, Ltd.	86,087	2,745
Monsanto Co.	13,744	1,723	Graco, Inc.	46,176	2,031
NewMarket Corp.	3,895	1,478	HEICO Corp.	28,946	2,543
Norbord, Inc.	12,950	535	Honeywell International, Inc.	23,563	3,409
Nucor Corp.	53,703	3,309	Hubbell, Inc. Class B	9,703	1,008
Owens Corning(Û)	51,063	3,344	Huntington Ingalls Industries, Inc. (Û)	14,118	3,434
Packaging Corp. of America	9,399	1,087	IDEX Corp.	11,915	1,593
PPG Industries, Inc.	58,886	6,235	IHS Markit, Ltd. (Æ)	31,128	1,529
Praxair, Inc.	77,927	11,886	Illinois Tool Works, Inc.	12,059	1,713
Reliance Steel & Aluminum Co.	85,432	7,511	Insperity, Inc.	7,900	634
Royal Gold, Inc.	38,049	3,379	Itron, Inc. (Æ)	18,187	1,189
Sherwin-Williams Co. (The)	6,090	2,239	JB Hunt Transport Services, Inc.	35,400	4,157
Sonoco Products Co.	18,251	937	JetBlue Airways Corp. (Æ)	71,826	1,378
Steel Dynamics, Inc. (Û)	83,598	3,746	Johnson Controls International PLC(Æ)	308,153	10,437
Tahoe Resources, Inc.	579,029	2,913	Korn/Ferry International(Û)	10,944	585
Teck Resources, Ltd. Class B(Û)	23,555	592	L3 Technologies, Inc.	12,839	2,515
Trinseo SA	13,629	994	Landstar System, Inc.	46,090	4,685
Triton International, Ltd.	13,391	415	Lockheed Martin Corp.	17,620	5,653
Watsco, Inc.	8,257	1,382	Macquarie Infrastructure Corp.	65,238	2,473
WestRock Co.	29,969	1,773	ManpowerGroup, Inc. (Û)	45,720	4,376
		103,563	McGraw Hill Financial, Inc.	11,073	2,088
			Moog, Inc. Class A	6,519	534
Producer Durables - 13.7%			Navistar International Corp. (Æ)	8,200	285
3M Co.	14,109	2,743	Nordson Corp.	13,437	1,728
Accenture PLC Class A	165,281	24,990	Norfolk Southern Corp.	51,500	7,389
Adient PLC	80,746	4,949	Northrop Grumman Corp.	13,326	4,292
AECOM(Æ)	160,009	5,511	Old Dominion Freight Line, Inc.	7,612	1,019
AerCap Holdings NV(Æ)	115,854	6,039	Orbital ATK, Inc.	15,388	2,037
AGCO Corp.	49,111	3,078	Oshkosh Corp.	12,517	903
American Airlines Group, Inc.	128,690	5,525	Paychex, Inc.	42,788	2,592
Ametek, Inc.	32,855	2,293	Quanta Services, Inc. (Æ)	219,557	7,136
AO Smith Corp.	38,957	2,390	Raytheon Co.	103,640	21,240
Aptiv PLC	12,310	1,041	Robert Half International, Inc. (Û)	26,762	1,626
Automatic Data Processing, Inc.	24,714	2,918	Rockwell Automation, Inc.	77,948	12,825
Avery Dennison Corp.	14,899	1,562	Rockwell Collins, Inc.	33,047	4,380
Babcock & Wilcox Co. (The) Class W(Æ)	30,465	2,066	Rollins, Inc.	34,463	1,672
Boeing Co. (The)	43,065	14,365	Roper Technologies, Inc.	6,587	1,740
Booz Allen Hamilton Holding Corp. Class A	38,634	1,531	Ryder System, Inc.	16,717	1,127
Carlisle Cos. , Inc.	15,751	1,697	Snap-on, Inc.	14,945	2,171
Caterpillar, Inc.	49,068	7,083	Southwest Airlines Co. (Û)	205,010	10,831
Copart, Inc. (Æ)	194,135	9,916	Spirit AeroSystems Holdings, Inc. Class A(Û)	32,664	2,625
CoStar Group, Inc. (Æ)	7,377	2,705	Stanley Black & Decker, Inc.	66,694	9,443
CSX Corp.	129,761	7,707	Terex Corp.	16,800	614
Cummins, Inc.	60,456	9,665	Textron, Inc.	30,405	1,889
Danaher Corp.	108,630	10,898	Toro Co. (The)	80,612	4,707
Delta Air Lines, Inc. (Û)	151,270	7,899	TransDigm Group, Inc.	20,945	6,714
Donaldson Co. , Inc.	14,798	655	Union Pacific Corp.	103,441	13,823
Dover Corp.	24,582	2,279	United Continental Holdings, Inc. (Æ)	111,007	7,497
Eaton Corp. PLC	62,404	4,682	United Rentals, Inc. (Æ)(Û)	16,898	2,535
EMCOR Group, Inc.	16,623	1,223	United Technologies Corp.	131,469	15,796
Evoqua Water Technologies Corp. (Æ)	204,586	4,180	Verisk Analytics, Inc. Class A(Æ)	107,942	11,490
Expeditors International of Washington, Inc.	41,628	2,658	Waters Corp. (Æ)	11,645	2,194
FedEx Corp.	29,584	7,313	Werner Enterprises, Inc.	29,561	1,014
Fluor Corp.	60,300	3,555
Fortive Corp.	115,167	8,097

See accompanying notes which are an integral part of the financial statements.

66 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
XPO Logistics, Inc. (Æ)	61,317	5,958	Oracle Corp.	261,232		11,931
		421,698	Pure Storage, Inc. Class A(Æ)	4,466		90
			QUALCOMM, Inc.	166,400		8,488
Technology - 19.8%			Red Hat, Inc. (Æ)	100,741		16,427
Adobe Systems, Inc. (Æ)	87,603	19,413	Salesforce. com, Inc. (Æ)	61,748		7,471
Alibaba Group Holding, Ltd. - ADR(Æ)	26,363	4,707	Splunk, Inc. (Æ)	6,200		636
Alphabet, Inc. Class A(Æ)(Û)	38,487	39,202	Synopsys, Inc. (Æ)	103,290		8,832
Alphabet, Inc. Class C(Æ)	42,074	42,803	Tableau Software, Inc. Class A(Æ)	7,010		596
Amdocs, Ltd.	71,075	4,780	Tech Data Corp. (Æ)	18,738		1,429
Amkor Technology, Inc. (Æ)	37,999	315	Texas Instruments, Inc.	110,565		11,215
Amphenol Corp. Class A	32,859	2,751	Twitter, Inc. (Æ)	28,600		867
Ansys, Inc. (Æ)	16,726	2,704	VeriSign, Inc. (Æ)	17,241		2,024
Apple, Inc. (Û)	333,041	55,038	Vishay Intertechnology, Inc.	55,698		983
Applied Materials, Inc. (Û)	80,257	3,986	VMware, Inc. Class A(Æ)	9,874		1,316
Arista Networks, Inc. (Æ)	7,375	1,951	Western Digital Corp.	40,951		3,227
Arrow Electronics, Inc. (Æ)	94,841	7,088	Xilinx, Inc.	39,800		2,557
Aspen Technology, Inc. (Æ)	67,024	5,881	Yelp, Inc. Class A(Æ)	7,400		332
Avnet, Inc.	91,098	3,574	Zynga, Inc. Class A(Æ)	307,269		1,060
Black Knight, Inc. (Æ)	14,953	727				610,296
Booking Holdings, Inc. (Æ)	2,824	6,151
Broadcom, Inc.	31,927	7,325	Utilities - 3.2%
CA, Inc.	91,869	3,197	AES Corp. (Û)	94,663		1,159
Cadence Design Systems, Inc. (Æ)	123,794	4,959	American Electric Power Co. , Inc.	17,592		1,231
Cisco Systems, Inc.	744,089	32,956	AT&T, Inc.	942,947		30,834
Citrix Systems, Inc. (Æ)	25,333	2,607	Centennial Resource Development, Inc. Class
Cognex Corp.	30,658	1,418	A(Æ)	115,299		2,133
Cognizant Technology Solutions Corp. Class			CenterPoint Energy, Inc.	128,424		3,253
A	81,365	6,657	Consolidated Edison, Inc.	37,906		3,037
CommScope Holding Co. , Inc. (Æ)	174,004	6,650	Entergy Corp.	160,200		13,071
Cornerstone OnDemand, Inc. (Æ)	11,900	525	Eversource Energy(Æ)	62,600		3,772
Corning, Inc.	105,990	2,864	Exelon Corp.	96,771		3,840
DXC Technology Co.	105,866	10,911	Great Plains Energy, Inc.	99,287		3,250
Electronic Arts, Inc. (Æ)	38,046	4,489	Hawaiian Electric Industries, Inc.	110,216		3,823
F5 Networks, Inc. (Æ)	45,708	7,455	j2 Global, Inc.	18,497		1,468
Facebook, Inc. Class A(Æ)	202,173	34,774	NextEra Energy, Inc.	17,070		2,798
FireEye, Inc. (Æ)	32,200	581	Pinnacle West Capital Corp.	15,900		1,280
Hewlett Packard Enterprise Co.	242,689	4,138	SCANA Corp.	49,226		1,810
HP, Inc. (Æ)	427,225	9,181	Southern Co. (The)	59,925		2,764
Intel Corp.	391,784	20,224	Telephone & Data Systems, Inc.	32,738		895
International Business Machines Corp.	101,981	14,783	UGI Corp.	57,363		2,776
Intuit, Inc.	71,636	13,238	US Cellular Corp. (Æ)(Û)	15,987		633
IPG Photonics Corp. (Æ)	8,728	1,859	Verizon Communications, Inc. (Û)	257,540		12,709
Jabil Circuit, Inc.	33,399	888	Vistra Energy Corp. (Æ)	24,200		553
Juniper Networks, Inc.	205,187	5,046				97,089
KLA-Tencor Corp.	12,897	1,312

Lam Research Corp. (Û)	13,282	2,458	Total Common Stocks
Leidos Holdings, Inc.	28,078	1,803
Liberty Expedia Holdings, Inc. Class A(Æ)	49,292	2,011	(cost $2,495,657)			3,018,245
LogMeIn, Inc.	21,386	2,357
Marvell Technology Group, Ltd.	406,501	8,154	Short-Term Investments - 2.8%
Micron Technology, Inc. (Æ)	177,453	8,159	U. S. Cash Management Fund(@)	86,239,280	(8)	86,240
Microsoft Corp. (Û)	964,720	90,221	United States Treasury Bills (~)(§)
MicroStrategy, Inc. Class A(Æ)	5,024	640	1.880% due 08/16/18	700		696
Motorola Solutions, Inc.	37,406	4,108	Total Short-Term Investments
NetApp, Inc.	77,777	5,178
NVIDIA Corp.	26,139	5,879	(cost $86,938)			86,936
ON Semiconductor Corp. (Æ)	33,458	739

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 67

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Total Investments 100.9%			Incyte Corp. (Æ)	(4,150)	(257)
(identified cost $2,582,595)		3,105,181	Insulet Corp. (Æ)	(4,199)	(361)
Securities Sold Short - (0.9)%			Medicines Co. (The)(Æ)	(9,407)	(283)
Consumer Discretionary - (0.1)%			Nektar Therapeutics(Æ)	(5,912)	(495)
Altice USA, Inc. Class A(Æ)	(16,553)	(296)	Penumbra, Inc. (Æ)	(3,817)	(475)
AMC Entertainment Holdings, Inc. Class A	(14,364)	(251)	Seattle Genetics, Inc. (Æ)	(5,082)	(260)
CarMax, Inc. (Æ)	(6,870)	(429)
					(2,998)
Chipotle Mexican Grill, Inc. Class A(Æ)	(1,069)	(452)	Materials and Processing - (0.1)%
Coty, Inc. Class A	(28,161)	(489)	Axalta Coating Systems, Ltd. (Æ)	(11,516)	(356)
Floor & Decor Holdings, Inc. Class A(Æ)	(8,033)	(446)	Martin Marietta Materials, Inc.	(5,532)	(1,078)
Mattel, Inc.	(22,440)	(332)	Vulcan Materials Co.	(8,902)	(994)
Newell Rubbermaid, Inc.	(11,461)	(317)			(2,428)
Nielsen Holdings PLC	(7,594)	(239)	Producer Durables - (0.1)%
Pandora Media, Inc. (Æ)	(16,185)	(91)	Macquarie Infrastructure Corp.	(8,568)	(325)
Restaurant Brands International, Inc.	(4,432)	(241)	Ritchie Bros Auctioneers, Inc.	(10,121)	(331)
Tesla, Inc. (Æ)	(1,504)	(442)	Square, Inc. Class A(Æ)	(11,362)	(538)
Under Armour, Inc. Class A(Æ)	(25,936)	(461)	Stericycle, Inc. (Æ)	(7,937)	(466)
		(4,486)	Wabtec Corp.	(7,258)	(644)
Consumer Staples – (0.0)%					(2,304)
B&G Foods, Inc. Class A	(7,837)	(178)	Technology - (0.1)%
Kraft Heinz Co. (The)	(16,097)	(908)	Advanced Micro Devices, Inc. (Æ)	(38,548)	(420)
Spectrum Brands Holdings, Inc.	(3,200)	(231)	Carvana Co. (Æ)	(15,004)	(393)
		(1,317)	Cree, Inc. (Æ)	(7,298)	(272)
Energy – (0.0)%			Gartner, Inc. (Æ)	(3,800)	(461)
Golar LNG, Ltd.	(12,667)	(407)	MACOM Technology Solutions Holdings,
SunPower Corp. Class A(Æ)	(34,119)	(291)	Inc. (Æ)	(8,856)	(147)
Weatherford International PLC(Æ)	(123,928)	(366)	Maxar Technologies, Ltd.	(9,478)	(430)
		(1,064)	Snap, Inc. Class A(Æ)	(24,674)	(354)
Financial Services - (0.4)%			Universal Display Corp.	(3,021)	(266)
Bank of the Ozarks, Inc.	(18,740)	(877)	ViaSat, Inc. (Æ)	(4,195)	(268)
Digital Realty Trust, Inc. (ö)	(5,471)	(578)			(3,011)
Equifax, Inc.	(3,066)	(344)	Utilities - 0.0%
Equity Commonwealth(Æ)(ö)	(9,147)	(283)	Globalstar, Inc. (Æ)	(129,153)	(79)
First Financial Bankshares, Inc.	(24,674)	(1,223)
Healthcare Realty Trust, Inc. (ö)	(8,204)	(228)
Iron Mountain, Inc. (ö)	(14,720)	(500)	Total Securities Sold Short
New York Community Bancorp, Inc.	(79,621)	(946)	(proceeds $30,287)		(28,352)
Omega Healthcare Investors, Inc. (ö)	(19,191)	(499)
Pinnacle Financial Partners, Inc.	(15,027)	(962)	Other Assets and Liabilities, Net
Realty Income Corp. (ö)	(16,766)	(847)	- 0.0%		1,507
Sabra Health Care REIT, Inc. (ö)	(47,465)	(869)	Net Assets - 100.0%		3,078,336
TFS Financial Corp.	(76,819)	(1,145)
United Bankshares, Inc.	(24,723)	(839)
Uniti Group, Inc. (ö)	(21,026)	(379)
Welltower, Inc. (ö)	(2,735)	(146)
		(10,665)
Health Care - (0.1)%
Acadia Healthcare Co. , Inc. (Æ)	(10,668)	(379)
DexCom, Inc. (Æ)	(6,665)	(488)

See accompanying notes which are an integral part of the financial statements.

68 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures			332	USD	43,940	06/18	(1,343)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(1,343)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$395,634	$—	$—		$—	$395,634	12.8
Consumer Staples	150,869	—	—		—	150,869	4.9
Energy	234,979	—	—		—	234,979	7.6
Financial Services	651,428	—	—		—	651,428	21.2
Health Care	352,689	—	—		—	352,689	11.5
Materials and Processing	103,563	—	—		—	103,563	3.4
Producer Durables	421,698	—	—		—	421,698	13.7
Technology	610,296	—	—		—	610,296	19.8
Utilities	97,089	—	—		—	97,089	3.2
Short-Term Investments	—	696	—		86,240	86,936	2.8
Total Investments	3,018,245	696	—		86,240	3,105,181	100.9
Securities Sold Short**	(28,352)	—	—		—	(28,352)	(0.9)
Other Assets and Liabilities, Net							— *
							100.0
Other Financial Instruments
Liabilities
Futures Contracts	(1,343)	—	—		—	(1,343)	(—)*
Total Other Financial Instruments***	$(1,343)	$—	$—		$—	$(1,343)

* Less than 0.05% of net assets.
** Refer to Schedule of Investments for detailed sector breakout.
*** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 69

Russell Investment Company
U.S. Strategic Equity Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

		Equity
Derivatives not accounted for as hedging instruments		Contracts

Location: Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures*		$1,343

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$8,279	$—
Foreign currency exchange contracts	—	(1)
Total	$8,279	$(1)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(3,989)	$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

70 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Futures Contracts	Receivable from Broker for Futures	$1,555	$—	$1,555
Total Financial and Derivative Assets		1,555	—	1,555
Financial and Derivative Assets not subject to a netting agreement		(1,555)	—	(1,555)
Total Financial and Derivative Assets subject to a netting agreement		$—	$—	$—

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures	$385	$—	$385
Short Sales	Securities sold short, at market value	28,352	—	28,352
Total Financial and Derivative Liabilities		28,737	—	28,737
Financial and Derivative Liabilities not subject to a netting agreement		(385)	—	(385)
Total Financial and Derivative Liabilities subject to a netting agreement		$28,352	$—	$28,352

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
State Street	28,352	$—	$28,352	$—
Total	$28,352	$—	$28,352	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 71

Russell Investment Company
U.S. Strategic Equity Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,582,595
Investments, at fair value(>)	3,105,181
Receivables:
Dividends and interest	2,029
Dividends from affiliated funds	129
Investments sold	4,031
Fund shares sold	3,944
From broker (a)(b)	1,584
Prepaid expenses	25
Total assets	3,116,923

Liabilities
Payables:
Due to broker (c)(d)	1,371
Investments purchased	5,124
Fund shares redeemed	1,668
Accrued fees to affiliates	1,840
Other accrued expenses	232
Securities sold short, at fair value(‡)	28,352
Total liabilities	38,587

Net Assets	$3,078,336

See accompanying notes which are an integral part of the financial statements.

72 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3,649
Accumulated net realized gain (loss)	182,401
Unrealized appreciation (depreciation) on:
Investments	522,588
Investments in affiliated funds	(2)
Futures contracts	(1,343)
Securities sold short	1,935
Shares of beneficial interest	2,254
Additional paid-in capital	2,366,854
Net Assets	$3,078,336

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$13.63
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$14.46
Class A — Net assets	$5,758,364
Class A — Shares outstanding ($. 01 par value)	422,388
Net asset value per share: Class C(#)	$13.59
Class C — Net assets	$8,366,329
Class C — Shares outstanding ($. 01 par value)	615,849
Net asset value per share: Class E(#)	$13.68
Class E — Net assets	$1,494,349
Class E — Shares outstanding ($. 01 par value)	109,273
Net asset value per share: Class M(#)	$13.65
Class M — Net assets	$111,980,419
Class M — Shares outstanding ($. 01 par value)	8,203,819
Net asset value per share: Class S(#)	$13.66
Class S — Net assets	$2,950,736,138
Class S — Shares outstanding ($. 01 par value)	216,034,764
Amounts in thousands
(‡) Proceeds on securities sold short	$30,287
(>) Investments in affiliates, U. S. Cash Management Fund	$86,240

(a) Receivable from Broker for Futures	$29
(b) Receivable Variation Margin for Futures	$1,555
(c) Due to Broker for Futures	$986
(d) Payables Variation Margin for Futures	$385
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 73

Russell Investment Company
U.S. Strategic Equity Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$27,691
Dividends from affiliated funds	811
Interest	18
Total investment income	28,520

Expenses
Advisory fees	11,375
Administrative fees	742
Custodian fees	147
Distribution fees - Class A	7
Distribution fees - Class C	40
Transfer agent fees - Class A	6
Transfer agent fees - Class C	11
Transfer agent fees - Class E	2
Transfer agent fees - Class M	107
Transfer agent fees - Class S	2,966
Professional fees	69
Registration fees	73
Shareholder servicing fees - Class C	13
Shareholder servicing fees - Class E	1
Trustees’ fees	48
Printing fees	116
Dividends from securities sold short	279
Interest expense paid on securities sold short	229
Miscellaneous	20
Expenses before reductions	16,251
Expense reductions	(4,293)
Net expenses	11,958
Net investment income (loss)	16,562

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	212,220
Investments in affiliated funds	(15)
Futures contracts	8,279
Foreign currency exchange contracts	(1)
Securities sold short	(3,607)
Foreign currency-related transactions	3
Net realized gain (loss)	216,879
Net change in unrealized appreciation (depreciation) on:
Investments	(91,429)
Investments in affiliated funds	1
Futures contracts	(3,989)
Securities sold short	1,359
Net change in unrealized appreciation (depreciation)	(94,058)
Net realized and unrealized gain (loss)	122,821
Net Increase (Decrease) in Net Assets from Operations	$139,383

See accompanying notes which are an integral part of the financial statements.

74 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,562	$32,737
Net realized gain (loss)	216,879	306,032
Net change in unrealized appreciation (depreciation)	(94,058)	294,815
Net increase (decrease) in net assets from operations	139,383	633,584

Distributions
From net investment income
Class A	(21)	(50)
Class C	—	(30)
Class E	(5)	(260)
Class M(1)	(580)	(365)
Class S	(14,340)	(32,957)
From net realized gain
Class A	(455)	(229)
Class C	(937)	(773)
Class E	(124)	(3,305)
Class M(1)	(8,203)	—
Class S	(230,554)	(121,176)
Net decrease in net assets from distributions	(255,219)	(159,145)

Share Transactions*
Net increase (decrease) in net assets from share transactions	176,328	(298,427)
Total Net Increase (Decrease) in Net Assets	60,492	176,012

Net Assets
Beginning of period	3,017,844	2,841,832
End of period	$3,078,336	$3,017,844
Undistributed (overdistributed) net investment income included in net assets	$3,649	$2,033

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 75

Russell Investment Company
U.S. Strategic Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	27	$387	61	$803
Proceeds from reinvestment of distributions	35	473	22	277
Payments for shares redeemed	(31)	(442)	(213)	(2,723)
Net increase (decrease)	31	418	(130)	(1,643)
Class C
Proceeds from shares sold	37	513	94	1,207
Proceeds from reinvestment of distributions	69	936	65	803
Payments for shares redeemed	(400)	(5,620)	(753)	(9,862)
Net increase (decrease)	(294)	(4,171)	(594)	(7,852)
Class E
Proceeds from shares sold	1	18	179	2,259
Proceeds from reinvestment of distributions	10	129	280	3,497
Payments for shares redeemed	(10)	(137)	(6,489)	(81,289)
Net increase (decrease)	1	10	(6,030)	(75,533)
Class M(1)
Proceeds from shares sold	1,805	25,434	6,928	94,658
Proceeds from reinvestment of distributions	643	8,783	26	365
Payments for shares redeemed	(1,012)	(14,221)	(186)	(2,598)
Net increase (decrease)	1,436	19,996	6,768	92,425
Class S
Proceeds from shares sold	17,154	240,591	45,064	586,493
Proceeds from reinvestment of distributions	17,885	244,364	12,178	153,584
Payments for shares redeemed	(23,157)	(324,880)	(79,297)	(1,045,901)
Net increase (decrease)	11,882	160,075	(22,055)	(305,824)
Total increase (decrease)	13,056	$176,328	(22,041)	$(298,427)

(1) For the period March 16, 2017 (inception date) to October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

76 U.S. Strategic Equity Fund

(This page intentionally left blank)

Russell Investment Company
U.S. Strategic Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2018*	14.19	. 06	. 57	. 63	(. 05)	(1.14)
October 31, 2017	12.10	. 11	2.64	2.75	(. 12)	(. 54)
October 31, 2016	12.59	. 13	. 15	. 28	(. 12)	(. 65)
October 31, 2015	13.42	. 10	. 35	. 45	(. 10)	(1.18)
October 31, 2014	12.73	. 11	1.66	1.77	(. 12)	(. 96)
October 31, 2013	10.13	. 08	2.65	2.73	(. 10)	(. 03)

Class C
April 30, 2018*	14.14	. 01	. 58	. 59	—	(1.14)
October 31, 2017	12.07	. 01	2.63	2.64	(. 03)	(. 54)
October 31, 2016	12.56	. 04	. 15	. 19	(. 03)	(. 65)
October 31, 2015	13.39	—(f)	. 36	. 36	(. 01)	(1.18)
October 31, 2014	12.71	. 02	1.65	1.67	(. 03)	(. 96)
October 31, 2013	10.12	—(f)	2.65	2.65	(. 03)	(. 03)

Class E
April 30, 2018*	14.23	. 06	. 58	. 64	(. 05)	(1.14)
October 31, 2017	12.12	. 13	2.62	2.75	(. 10)	(. 54)
October 31, 2016	12.61	. 13	. 15	. 28	(. 12)	(. 65)
October 31, 2015	13.44	. 10	. 35	. 45	(. 10)	(1.18)
October 31, 2014	12.74	. 11	1.66	1.77	(. 11)	(. 96)
October 31, 2013	10.13	. 10	2.63	2.73	(. 09)	(. 03)

Class M
April 30, 2018*	14.21	. 08	. 58	. 66	(. 08)	(1.14)
October 31, 2017(9)	13.10	. 07	1.13	1.20	(. 09)	—

Class S
April 30, 2018*	14.21	. 07	. 59	. 66	(. 07)	(1.14)
October 31, 2017	12.13	. 14	2.63	2.77	(. 15)	(. 54)
October 31, 2016	12.61	. 16	. 16	. 32	(. 15)	(. 65)
October 31, 2015	13.44	. 13	. 35	. 48	(. 13)	(1.18)
October 31, 2014	12.74	. 14	1.67	1.81	(. 15)	(. 96)
October 31, 2013	10.13	. 13	2.63	2.76	(. 12)	(. 03)

See accompanying notes which are an integral part of the financial statements.

78 U.S. Strategic Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)(g)	Net Assets(d)(e)	Turnover Rate(b)(k)

(1.19)	13.63	4.45	5,758	1.30	1.02	. 82	56
(. 66)	14.19	23.47	5,560	1.30	1.05	. 85	88
(. 77)	12.10	2.51	6,317	1.33	1.07	1.06	75
(1.28)	12.59	3.42	6,700	1.32	1.05	. 78	102
(1.08)	13.42	14.72	4,826	1.32	1.07	. 86	85
(. 13)	12.73	27.15	3,327	1.31	1.13	. 73	125

(1.14)	13.59	4.16	8,366	2.04	1.77	. 10	56
(. 57)	14.14	22.48	12,867	2.05	1.80	. 11	88
(. 68)	12.07	1.74	18,154	2.08	1.82	. 32	75
(1.19)	12.56	2.66	22,288	2.07	1.80	. 03	102
(. 99)	13.39	13.86	16,787	2.07	1.82	. 12	85
(. 06)	12.71	26.27	9,948	2.07	1.88	. 03	125

(1.19)	13.68	4.51	1,495	1.30	1.02	. 82	56
(. 64)	14.23	23.41	1,543	1.31	1.05	1.00	88
(. 77)	12.12	2.51	74,419	1.33	1.07	1.08	75
(1.28)	12.61	3.40	104,763	1.31	1.05	. 78	102
(1.07)	13.44	14.76	97,618	1.32	1.07	. 90	85
(. 12)	12.74	27.19	90,808	1.31	1.13	. 86	125

(1.22)	13.65	4.63	111,981	1.05	. 67	1.15	56
(. 09)	14.21	9.43	96,138	1.03	. 70	. 78	88

(1.21)	13.66	4.65	2,950,736	1.05	. 77	1.07	56
(. 69)	14.21	23.64	2,901,736	1.05	. 80	1.11	88
(. 80)	12.13	2.85	2,742,942	1.08	. 82	1.33	75
(1.31)	12.61	3.66	3,864,298	1.06	. 80	1.03	102
(1.11)	13.44	15.05	3,566,048	1.07	. 82	1.13	85
(. 15)	12.74	27.51	2,975,527	1.06	. 88	1.10	125

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 79

Russell Investment Company
U.S. Strategic Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:

Advisory fees	$1,250,090
Administration fees	122,046
Distribution fees	6,543
Shareholder servicing fees	2,108
Transfer agent fees	448,396
Trustee fees	11,173
$1,840,356

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$153,658	$242,466	$309,870	$(15	) $	1	$86,240	$811	$—
	$153,658	$242,466	$309,870	$(15	) $	1	$86,240	$811	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$2,610,741,142
Unrealized Appreciation	$567,575,491
Unrealized Depreciation	(74,478,401)
Net Unrealized Appreciation (Depreciation)	$493,097,090

See accompanying notes which are an integral part of the financial statements.

80 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$1,033.30	$1,018.74
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.15	$6.11

Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2018	$1,029.90	$1,015.03
	Expenses Paid During Period*	$9.92	$9.84
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.97%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class S	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2017	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2018	$1,035.30	$1,019.98
of other funds.	Expenses Paid During Period*	$4.90	$4.86

* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

U.S. Mid Cap Equity Fund 81

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.2%			Whirlpool Corp.	2,720	421
Consumer Discretionary - 11.7%			World Wrestling Entertainment, Inc. Class A	600	24
Advance Auto Parts, Inc.	2,174	249	Wyndham Worldwide Corp.	2,276	260
Aramark	8,145	305	Wynn Resorts, Ltd.	1,310	244
Arconic, Inc.	3,900	69
AutoZone, Inc. (Æ)	600	375			19,373
Best Buy Co. , Inc.	4,300	329
Bloomin' Brands, Inc.	600	14	Consumer Staples - 3.9%
			Archer-Daniels-Midland Co.	5,200	236
Brunswick Corp.	11,690	700	Brown-Forman Corp. Class A - ADR	3,987	213
Choice Hotels International, Inc.	700	56	Brown-Forman Corp. Class B - ADR	4,853	272
Churchill Downs, Inc.	1,761	484	Bunge, Ltd.	8,115	587
Cinemark Holdings, Inc.	8,700	341	Church & Dwight Co. , Inc.	400	18
Cooper-Standard Holdings, Inc. (Æ)	890	110	Clorox Co. (The)	3,928	460
Darden Restaurants, Inc.	1,200	111	ConAgra Foods, Inc.	22,600	838
Dick's Sporting Goods, Inc.	3,300	109	Energizer Holdings, Inc.	15,400	884
Discovery Communications, Inc. Class C(Æ)	1,632	36	Hershey Co. (The)	2,668	245
Dollar General Corp.	1,259	122	Hormel Foods Corp. (Ñ)	15,700	569
Domino's Pizza, Inc.	1,010	244	Ingredion, Inc.	2,110	255
DR Horton, Inc.	5,974	264	Molson Coors Brewing Co. Class B	3,482	248
Expedia, Inc.	2,638	304	Nu Skin Enterprises, Inc. Class A	2,200	157
Extended Stay America, Inc.	16,472	323	Pilgrim's Pride Corp. (Æ)(Ñ)	8,424	182
Foot Locker, Inc.	6,500	280	Pinnacle Foods, Inc.	16,000	966
Garmin, Ltd.	4,182	245	Tyson Foods, Inc. Class A	3,882	272
Gentex Corp.	10,551	240
Genuine Parts Co.	9,376	829			6,402
Goodyear Tire & Rubber Co. (The)	8,093	203
Hilton Worldwide Holdings, Inc.	3,100	244	Energy - 6.1%
International Game Technology PLC	11,200	317	Anadarko Petroleum Corp.	11,200	754
Interpublic Group of Cos. , Inc. (The)	37,100	876	Andeavor(Æ)	5,300	733
Lear Corp.	1,301	243	Arch Coal, Inc. Class A	5,260	425
Lennar Corp. Class A	4,279	226	Baker Hughes, a GE Co. , LLC	14,000	506
Liberty Broadband Corp. Class C(Æ)	1,285	91	C&J Energy Services, Inc. (Æ)	1,290	39
Live Nation Entertainment, Inc. (Æ)	7,672	303	Cabot Oil & Gas Corp.	37,100	887
LKQ Corp. (Æ)	14,176	440	Cimarex Energy Co.	2,150	216
Madison Square Garden Co. (The) Class A(Æ)	2,260	550	Concho Resources, Inc. (Æ)	2,068	325
MGM Resorts International	14,752	464	Devon Energy Corp.	12,600	458
Michael Kors Holdings, Ltd. (Æ)	5,300	363	Energen Corp. (Æ)	5,400	353
Mohawk Industries, Inc. (Æ)	1,079	226	HollyFrontier Corp.	7,300	443
Newell Rubbermaid, Inc.	10,842	299	Marathon Petroleum Corp.	9,739	729
Norwegian Cruise Line Holdings, Ltd. (Æ)	4,400	235	National Oilwell Varco, Inc.	10,400	402
NVR, Inc. (Æ)	182	564	Noble Energy, Inc.	23,500	795
Omnicom Group, Inc.	8,009	590	ONEOK, Inc.	2,301	139
O'Reilly Automotive, Inc. (Æ)	1,177	301	Parsley Energy, Inc. Class A(Æ)	9,271	278
PVH Corp.	6,972	1,114	Patterson-UTI Energy, Inc.	24,300	521
Ralph Lauren Corp. Class A	3,200	352	PBF Energy, Inc. Class A	6,277	241
Ross Stores, Inc.	8,107	655	Peabody Energy Corp.	9,000	332
Royal Caribbean Cruises, Ltd.	2,434	263	Range Resources Corp.	16,489	228
ServiceMaster Global Holdings, Inc. (Æ)	3,665	185	Valero Energy Corp.	1,100	122
Sirius XM Holdings, Inc. (Ñ)	82,192	520	Williams Cos. , Inc. (The)	37,700	970
Tapestry, Inc.	7,900	425	World Fuel Services Corp.	11,000	236
Tenneco, Inc.	5,080	227			10,132
Tiffany & Co.	2,190	225
Toll Brothers, Inc.	11,878	500	Financial Services - 24.4%
Vail Resorts, Inc.	2,854	655	Affiliated Managers Group, Inc.	4,700	775
VF Corp.	2,700	218	Alexandria Real Estate Equities, Inc. (ö)	703	88
Viacom, Inc. Class B	8,004	241	Alliance Data Systems Corp.	2,132	433
Visteon Corp. (Æ)	1,370	170	Ally Financial, Inc.	4,150	108

See accompanying notes which are an integral part of the financial statements.

82 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
American Campus Communities, Inc.ö)	31,400	1,228	Paramount Group, Inc.(ö)	3,100	44
American Homes 4 Rent Class A(ö)	72,956	1,474	Park Hotels & Resorts, Inc. (ö)	3,751	108
Annaly Capital Management, Inc. (ö)	12,259	127	Pinnacle Financial Partners, Inc.	20,700	1,326
Arch Capital Group, Ltd. (Æ)	2,700	216	Popular, Inc.	8,300	384
Arthur J Gallagher & Co.	3,600	252	Principal Financial Group, Inc.	494	29
Aspen Insurance Holdings, Ltd.	6,800	289	ProAssurance Corp.	9,710	459
Assurant, Inc.	3,460	321	Progressive Corp. (The)	22,100	1,333
Athene Holding, Ltd. Class A(Æ)	11,324	555	Prologis, Inc. (ö)	3,093	201
AvalonBay Communities, Inc. (ö)	2,288	373	Prudential Financial, Inc.	1,900	202
Axis Capital Holdings, Ltd.	9,520	559	Raymond James Financial, Inc.	7,226	649
Boston Properties, Inc.ö)	859	104	Rayonier, Inc. (ö)	5,200	193
Brandywine Realty Trust(ö)	13,800	222	Realty Income Corp. (ö)	1,526	77
Broadridge Financial Solutions, Inc.	2,800	300	Reinsurance Group of America, Inc. Class A	4,699	702
Brown & Brown, Inc.	7,800	212	RenaissanceRe Holdings, Ltd.	270	37
Cboe Global Markets, Inc.	2,270	242	Retail Opportunity Investments Corp. (ö)	55,800	960
CBRE Group, Inc. Class A(Æ)	15,714	712	Retail Properties of America, Inc. Class A(ö)	21,600	249
Citizens Financial Group, Inc.	12,117	503	SBA Communications Corp. (Æ)(ö)	7,199	1,153
Columbia Property Trust, Inc.(ö)	7,300	156	Signature Bank(Æ)	4,859	618
Comerica, Inc.	5,100	482	SL Green Realty Corp. (ö)	3,702	362
Commerce Bancshares, Inc.	9,625	611	Spirit Realty Capital, Inc.(ö)	21,800	175
Cousins Properties, Inc.(ö)	82,600	734	State Street Corp.	1,400	140
Crown Castle International Corp. (ö)	5,300	535	SunTrust Banks, Inc.	8,900	595
CyrusOne, Inc.(ö)	14,700	788	Synchrony Financial	14,000	464
Digital Realty Trust, Inc. (ö)	968	102	Synovus Financial Corp.	6,300	329
Douglas Emmett, Inc.(ö)	3,300	123	TCF Financial Corp.	7,500	186
Duke Realty Corp.(ö)	4,496	122	Torchmark Corp.	1,800	156
E*Trade Financial Corp. (Æ)	8,200	498	Unum Group	1,859	90
Equity Commonwealth(Æ)(ö)	9,200	285	Ventas, Inc. (ö)	1,659	85
Equity LifeStyle Properties, Inc. Class A(ö)	897	80	Vornado Realty Trust(ö)	989	67
Equity Residential(ö)	1,900	117	Voya Financial, Inc.	8,110	425
Essex Property Trust, Inc. (ö)	2,744	658	Webster Financial Corp.	4,772	287
Everest Re Group, Ltd.	3,050	710	Welltower, Inc. (ö)	2,438	130
First American Financial Corp.	4,324	221	Western Union Co. (The)	1,226	24
First Data Corp. Class A(Æ)	15,408	279	WEX, Inc. (Æ)	2,252	365
First Hawaiian, Inc.	4,800	132	Weyerhaeuser Co. (ö)	3,907	144
First Republic Bank	18,200	1,690	White Mountains Insurance Group, Ltd.	584	505
Gaming and Leisure Properties, Inc. (ö)	1,220	42	Willis Towers Watson PLC(Æ)	8,242	1,224
GGP, Inc. (Æ)(ö)	1,236	25	WP Carey, Inc. (ö)	1,090	70
Green Dot Corp. Class A(Æ)	600	36	WR Berkley Corp.	3,400	254
Hanover Insurance Group, Inc. (The)	3,270	376	Zions Bancorporation	6,400	350
Hartford Financial Services Group, Inc.	19,500	1,050			40,499
HCP, Inc. (ö)	14,900	348
Highwoods Properties, Inc. (ö)	1,300	57	Health Care - 10.2%
Host Hotels & Resorts, Inc. (ö)	7,046	138	Agilent Technologies, Inc.	5,500	362
Iron Mountain, Inc. (ö)	2,230	76	Alexion Pharmaceuticals, Inc. (Æ)	4,547	535
Liberty Property Trust(ö)	828	35	Allscripts Healthcare Solutions, Inc. (Æ)	23,800	277
Lincoln National Corp.	3,763	266	AmerisourceBergen Corp. Class A	14,284	1,294
Loews Corp.	3,602	189	Athenahealth, Inc. (Æ)	2,679	328
M&T Bank Corp.	5,290	964	BioMarin Pharmaceutical, Inc. (Æ)	5,298	442
Macerich Co. (The)(ö)	5,700	328	Bio-Rad Laboratories, Inc. Class A(Æ)	320	81
Markel Corp. (Æ)	374	423	Cardinal Health, Inc.	6,800	436
MB Financial, Inc.	33,000	1,406	Centene Corp. (Æ)	7,511	816
Medical Properties Trust, Inc. (ö)	71,300	911	Cerner Corp. (Æ)	4,800	280
Mid-America Apartment Communities,			Cooper Cos. , Inc. (The)	3,310	757
Inc.(ö)	873	80	DaVita HealthCare Partners, Inc. (Æ)	5,644	354
Nasdaq, Inc.	2,600	230	Exact Sciences Corp. (Æ)	20,635	1,032
Northern Trust Corp.	8,919	952	Halozyme Therapeutics, Inc. (Æ)	3,400	64

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 83

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Henry Schein, Inc. (Æ)	751	57	AGCO Corp.	11,724	734
Hologic, Inc. (Æ)	3,108	121	Alaska Air Group, Inc.	10,500	682
Humana, Inc.	6,200	1,824	Allegion PLC	2,963	229
IQVIA Holdings, Inc. (Æ)	3,681	352	Allison Transmission Holdings, Inc. Class A	6,351	248
Laboratory Corp. of America Holdings(Æ)	388	66	American Airlines Group, Inc.	5,727	246
Medicines Co. (The)(Æ)(Ñ)	11,787	355	Ametek, Inc.	4,796	335
NuVasive, Inc. (Æ)	5,234	279	AO Smith Corp.	13,827	848
Pacira Pharmaceuticals, Inc. (Æ)	21,549	713	Aptiv PLC	1,022	86
PerkinElmer, Inc.	6,988	513	ASGN, Inc. (Æ)	557	45
Perrigo Co. PLC	14,800	1,156	Avery Dennison Corp.	3,090	324
Quest Diagnostics, Inc.	2,292	232	Carlisle Cos. , Inc.	2,980	321
Sarepta Therapeutics, Inc. (Æ)(Ñ)	6,292	480	CH Robinson Worldwide, Inc.	2,280	209
Varian Medical Systems, Inc. (Æ)	2,590	299	Copart, Inc. (Æ)	1,917	98
Vertex Pharmaceuticals, Inc. (Æ)	3,763	576	CoStar Group, Inc. (Æ)	453	166
WellCare Health Plans, Inc. (Æ)	2,090	429	Crane Co.	5,335	446
Wright Medical Group NV(Æ)(Ñ)	17,577	345	Cummins, Inc.	4,427	707
Zimmer Biomet Holdings, Inc.	14,250	1,641	Donaldson Co. , Inc.	5,000	221
Zoetis, Inc. Class A	4,297	359	Dover Corp.	8,300	769
		16,855	Dycom Industries, Inc. (Æ)	4,323	449
			Esterline Technologies Corp. (Æ)	700	50
Materials and Processing - 6.2%			Expeditors International of Washington, Inc.	8,861	566
Air Products & Chemicals, Inc.	3,650	592	Fluor Corp.	6,890	406
Albemarle Corp.	1,871	181	Genpact, Ltd.	18,436	588
AptarGroup, Inc.	2,600	243	Hubbell, Inc. Class B	10,480	1,090
Ashland Global Holdings, Inc.	4,400	291	Insperity, Inc.	1,000	80
Beacon Roofing Supply, Inc. (Æ)	5,936	291	Itron, Inc. (Æ)	800	52
Bemis Co. , Inc.	4,900	212	Jacobs Engineering Group, Inc.	4,900	285
Berry Plastics Group, Inc. (Æ)	2,347	129	JB Hunt Transport Services, Inc.	6,301	740
Cabot Corp.	4,350	243	JetBlue Airways Corp. (Æ)	11,981	230
Chemours Co. (The)	5,282	256	Kansas City Southern	3,310	353
Crown Holdings, Inc. (Æ)	5,939	296	Knight-Swift Transportation Holdings, Inc.
Domtar Corp.	3,400	149	(Æ)	9,203	359
Eastman Chemical Co.	2,580	263	Korn/Ferry International	6,298	337
Huntsman Corp.	6,000	179	L3 Technologies, Inc.	1,500	294
Ingersoll-Rand PLC	9,100	764	Landstar System, Inc.	2,400	244
International Flavors & Fragrances, Inc.	2,040	288	ManpowerGroup, Inc.	5,400	517
International Paper Co.	5,532	285	MAXIMUS, Inc.	5,028	340
Lennox International, Inc.	656	127	Mettler-Toledo International, Inc. (Æ)	941	527
Martin Marietta Materials, Inc.	8,835	1,722	MSC Industrial Direct Co. , Inc. Class A	1,000	86
NewMarket Corp.	450	171	National Instruments Corp.	8,042	328
Nucor Corp.	4,516	278	Navistar International Corp. (Æ)	1,300	45
Owens Corning	9,258	607	Old Dominion Freight Line, Inc.	2,916	390
Platform Specialty Products Corp. (Æ)	11,500	116	Oshkosh Corp.	5,560	401
PPG Industries, Inc.	7,100	752	Paychex, Inc.	4,445	269
Reliance Steel & Aluminum Co.	107	9	Quanta Services, Inc. (Æ)	8,000	260
Sealed Air Corp.	14,800	649	Republic Services, Inc. Class A	11,128	720
Southern Copper Corp. (Ñ)	2,742	145	Robert Half International, Inc.	3,920	238
Stepan Co.	1,000	70	Rockwell Automation, Inc.	4,930	811
Univar, Inc. (Æ)	2,700	74	Rockwell Collins, Inc.	776	103
Watsco, Inc.	1,380	231	Roper Technologies, Inc.	1,450	383
WestRock Co.	10,390	614	Rush Enterprises, Inc. Class A(Æ)	2,300	94
			Ryder System, Inc.	3,800	256
		10,227	Schneider National, Inc. Class B(Ñ)	29,300	782
			Snap-on, Inc.	2,611	379
Producer Durables - 15.3%			Spirit AeroSystems Holdings, Inc. Class A	3,045	245
Adient PLC(Ñ)	3,824	234	Stanley Black & Decker, Inc.	9,056	1,283
AECOM(Æ)	8,500	293	Terex Corp.	6,100	223

See accompanying notes which are an integral part of the financial statements.

84 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
Toro Co. (The)	6,776	396	Tableau Software, Inc. Class A(Æ)	700		60
Trimble Navigation, Ltd. (Æ)	12,574	435	Tech Data Corp. (Æ)	3,200		244
United Continental Holdings, Inc. (Æ)	4,113	278	Twitter, Inc. (Æ)	16,300		494
WageWorks, Inc. (Æ)	9,693	404	Verint Systems, Inc. (Æ)	1,600		67
Werner Enterprises, Inc.	3,400	117	Viavi Solutions, Inc. Class W(Æ)	4,900		46
WESCO International, Inc. (Æ)	4,200	250	Western Digital Corp.	5,500		433
Worldpay, Inc. Class A(Æ)	6,410	521	Xilinx, Inc.	15,400		989
Xerox Corp.	8,394	264	Zynga, Inc. Class A(Æ)	113,600		392
XPO Logistics, Inc. (Æ)	6,460	628				19,113
		25,337
			Utilities – 6.9%
Technology - 11.5%			American Water Works Co. , Inc.	7,200		623
Amdocs, Ltd.	1,354	91	Aqua America, Inc.	2,500		88
Amkor Technology, Inc. (Æ)	2,500	21	Atmos Energy Corp.	4,700		408
Amphenol Corp. Class A	2,530	212	Avangrid, Inc.	4,400		232
Analog Devices, Inc.	10,205	891	CenterPoint Energy, Inc.	15,000		380
Anixter International, Inc. (Æ)	800	47	CMS Energy Corp.	29,400		1,387
Arista Networks, Inc. (Æ)	1,073	284	Cogent Communications Holdings, Inc.	100		5
ARRIS International PLC(Æ)	11,490	310	DTE Energy Co.	6,170		650
Arrow Electronics, Inc. (Æ)	10,097	755	Edison International	6,000		393
Avnet, Inc.	11,900	467	Entergy Corp.	1,800		147
Black Knight, Inc. (Æ)	7,877	383	Eversource Energy(Æ)	5,300		319
CA, Inc.	2,006	70	FirstEnergy Corp.	25,800		888
Cadence Design Systems, Inc. (Æ)	7,860	315	Great Plains Energy, Inc.	22,600		740
CDK Global, Inc.	3,273	214	Hawaiian Electric Industries, Inc.	1,700		59
Cognex Corp.	703	33	NiSource, Inc.	14,000		341
Coherent, Inc. (Æ)	1,717	289	ONE Gas, Inc.	1,200		84
Cornerstone OnDemand, Inc. (Æ)	1,300	57	Pinnacle West Capital Corp.	6,300		507
Cypress Semiconductor Corp.	64,600	942	PPL Corp.	30,542		889
Dell Technologies, Inc. Class V(Æ)	1,400	100	Public Service Enterprise Group, Inc.	8,100		422
DXC Technology Co.	2,968	306	RingCentral, Inc. Class A(Æ)	700		47
F5 Networks, Inc. (Æ)	3,177	518	Sempra Energy	6,400		716
FireEye, Inc. (Æ)	10,600	191	Telephone & Data Systems, Inc.	10,700		292
Gartner, Inc. (Æ)	1,995	242	UGI Corp.	2,100		102
GoDaddy, Inc. Class A(Æ)	9,871	637	US Cellular Corp. (Æ)	3,600		142
Harris Corp.	1,390	217	Vistra Energy Corp. (Æ)	11,231		257
Hewlett Packard Enterprise Co.	56,500	963	Westar Energy, Inc. Class A	1,600		87
Imperva, Inc. (Æ)	400	18	Xcel Energy, Inc.	20,900		979
Infinera Corp. (Æ)	33,189	389	Zayo Group Holdings, Inc. (Æ)	9,563		347
InterXion Holding NV(Æ)	16,457	1,071				11,531
IPG Photonics Corp. (Æ)	850	181

Jabil Circuit, Inc.	10,400	277	Total Common Stocks
Juniper Networks, Inc.	19,400	477
KLA-Tencor Corp.	2,574	262	(cost $143,860)			159,469
Lam Research Corp.	1,639	303
Leidos Holdings, Inc.	3,894	250	Short-Term Investments - 4.0%
LogMeIn, Inc.	7,393	815	U. S. Cash Management Fund(@)	6,726,632	(8)	6,727
Marvell Technology Group, Ltd.	18,500	371	Total Short-Term Investments
Match Group, Inc. (Æ)(Ñ)	5,239	247	(cost $6,727)			6,727
Motorola Solutions, Inc.	11,140	1,224
NetApp, Inc.	3,856	257	Other Securities - 2.2%
NetScout Systems, Inc. (Æ)	2,900	79	U. S. Cash Collateral Fund(×)(@)	3,598,409	(8)	3,598
Nuance Communications, Inc. (Æ)	14,200	209	Total Other Securities
Skyworks Solutions, Inc.	5,543	481	(cost $3,598)			3,598
Synaptics, Inc. (Æ)	900	39
Synchronoss Technologies, Inc. (Æ)	48,348	541
Synopsys, Inc. (Æ)	4,000	342	Total Investments 102.4%

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 85

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

	Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($) or	Value
	Shares	$
	(identified cost $154,185)	169,794
	Other Assets and Liabilities, Net
-	(2.4%)	(4,042)
	Net Assets - 100.0%	165,752

See accompanying notes which are an integral part of the financial statements.

86 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
Long Positions
S&P 400 Mid E-Mini Index Futures			19	USD	3,557	06/18	(21)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(21)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$19,373	$—	$—		$—	$19,373	11.7
Consumer Staples	6,402	—	—		—	6,402	3.9
Energy	10,132	—	—		—	10,132	6.1
Financial Services	40,499	—	—		—	40,499	24.4
Health Care	16,855	—	—		—	16,855	10.2
Materials and Processing	10,227	—	—		—	10,227	6.2
Producer Durables	25,337	—	—		—	25,337	15.3
Technology	19,113	—	—		—	19,113	11.5
Utilities	11,531	—	—		—	11,531	6.9
Short-Term Investments	—	—	—		6,727	6,727	4.0
Other Securities	—	—	—		3,598	3,598	2.2
Total Investments	159,469	—	—		10,325	169,794	102.4
Other Assets and Liabilities, Net							(2.4)
							100.0
Other Financial Instruments
A
Liabilities
Futures Contracts	(21)	—	—		—	(21)	(—)*
Total Other Financial Instruments**	$(21)	$—	$—		$—	$(21)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 87

Russell Investment Company
U.S. Mid Cap Equity Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures*	$21

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$654

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(357)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

88 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$3,501	$—	$3,501
Futures Contracts	Receivable from Broker for Futures	107	—	107
Total Financial and Derivative Assets		3,608	—	3,608
Financial and Derivative Assets not subject to a netting agreement		(10) 7	—	(107)
Total Financial and Derivative Assets subject to a netting agreement		$3,501	$—	$3,501

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$574	$—	$574	$—
Goldman Sachs	104	—	104	—
HSBC	1,306	—	1,306	—
Merrill Lynch	1,517	—	1,517	—
Total	$3,501	$—	$3,501	$—

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 89

Russell Investment Company
U.S. Mid Cap Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures	$34	$—	$34
Total Financial and Derivative Liabilities		34	—	34
Financial and Derivative Liabilities not subject to a netting agreement		(34)	—	(34)
Total Financial and Derivative Liabilities subject to a netting agreement		$—	$—	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

90 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$154,185
Investments, at fair value(*)(>)	169,794
Receivables:
Dividends and interest	42
Dividends from affiliated funds	10
Investments sold	951
Fund shares sold	140
From broker(a)(b)	120
Prepaid expenses	1
Total assets	171,058

Liabilities
Payables:
Due to broker (c)	34
Investments purchased	1,351
Fund shares redeemed	132
Accrued fees to affiliates	116
Other accrued expenses	75
Payable upon return of securities loaned	3,598
Total liabilities	5,306

Net Assets	$165,752

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 91

Russell Investment Company
U.S. Mid Cap Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$18
Accumulated net realized gain (loss)	6,035
Unrealized appreciation (depreciation) on:
Investments	15,609
Futures contracts	(21)
Shares of beneficial interest	141
Additional paid-in capital	143,970
Net Assets	$165,752

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.73
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.45
Class A — Net assets	$6,347,536
Class A — Shares outstanding ($. 01 par value)	541,134
Net asset value per share: Class C(#)	$11.33
Class C — Net assets	$2,658,375
Class C — Shares outstanding ($. 01 par value)	234,689
Net asset value per share: Class S(#)	$11.78
Class S — Net assets	$156,746,333
Class S — Shares outstanding ($. 01 par value)	13,310,169
Amounts in thousands
(*) Securities on loan included in investments	$3,501
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$10,325

(a) Receivable from Broker for Futures	$13
(b) Receivable Variation Margin for Futures	$107
(c) Payables Variation Margin for Futures	$34
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

92 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$1,226
Dividends from affiliated funds	64
Interest	1
Securities lending income (net)	18
Total investment income	1,309

Expenses
Advisory fees	674
Administrative fees	40
Custodian fees	56
Distribution fees - Class A	8
Distribution fees - Class C	10
Transfer agent fees - Class A	6
Transfer agent fees - Class C	3
Transfer agent fees - Class S	160
Professional fees	31
Registration fees	25
Shareholder servicing fees - Class C	3
Trustees’ fees	3
Printing fees	12
Miscellaneous	7
Expenses before reductions	1,038
Expense reductions	(199)
Net expenses	839
Net investment income (loss)	470

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	7,073
Futures contracts	654
Net realized gain (loss)	7,727
Net change in unrealized appreciation (depreciation) on:
Investments	(2,108)
Futures contracts	(357)
Net change in unrealized appreciation (depreciation)	(2,465)
Net realized and unrealized gain (loss)	5,262
Net Increase (Decrease) in Net Assets from Operations	$5,732

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 93

Russell Investment Company
U.S. Mid Cap Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$470	$778
Net realized gain (loss)	7,727	15,920
Net change in unrealized appreciation (depreciation)	(2,465)	11,875
Net increase (decrease) in net assets from operations	5,732	28,573

Distributions
From net investment income
Class A	(11)	(18)
Class C	—	(1)
Class S	(468)	(860)
From net realized gain
Class A	(563)	(204)
Class C	(269)	(113)
Class S	(15,129)	(5,599)
Net decrease in net assets from distributions	(16,440)	(6,795)

Share Transactions*
Net increase (decrease) in net assets from share transactions	12,027	(5,975)
Total Net Increase (Decrease) in Net Assets	1,319	15,803

Net Assets
Beginning of period	164,433	148,630
End of period	$165,752	$164,433
Undistributed (overdistributed) net investment income included in net assets	$18	$27

See accompanying notes which are an integral part of the financial statements.

94 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	72	$865	92	$1,100
Proceeds from reinvestment of distributions	49	574	19	222
Payments for shares redeemed	(41)	(500)	(102)	(1,229)
Net increase (decrease)	80	939	9	93
Class C
Proceeds from shares sold	11	129	39	457
Proceeds from reinvestment of distributions	24	268	10	114
Payments for shares redeemed	(35)	(413)	(76)	(889)
Net increase (decrease)	— **	(16)	(27)	(318)
Class S
Proceeds from shares sold	1,279	15,478	1,793	21,579
Proceeds from reinvestment of distributions	1,319	15,590	559	6,459
Payments for shares redeemed	(1,648)	(19,964)	(2,825)	(33,788)
Net increase (decrease)	950	11,104	(473)	(5,750)
Total increase (decrease)	1,030	$12,027	(491)	$(5,975)

** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 95

Russell Investment Company
U.S. Mid Cap Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2018*	12.56	. 03	. 39	. 42	(. 02)	(1.23)
October 31, 2017	10.94	. 03	2.08	2.11	(. 04)	(. 45)
October 31, 2016	12.47	. 07	. 18	. 25	(. 09)	(1.69)
October 31, 2015	13.27	. 03	. 29	. 32	(. 04)	(1.08)
October 31, 2014	13.26	. 01	1.46	1.47	(. 03)	(1.43)
October 31, 2013	9.89	. 01	3.40	3.41	(. 04)	—

Class C
April 30, 2018*	12.19	(. 02)	. 39	. 37	—	(1.23)
October 31, 2017	10.68	(. 06)	2.02	1.96	—(f)	(. 45)
October 31, 2016	12.22	(. 01)	. 17	. 16	(. 01)	(1.69)
October 31, 2015	13.08	(. 06)	. 28	. 22	—	(1.08)
October 31, 2014	13.16	(. 09)	1.44	1.35	—	(1.43)
October 31, 2013	9.86	(. 07)	3.39	3.32	(. 02)	—

Class S
April 30, 2018*	12.60	. 04	. 41	. 45	(. 04)	(1.23)
October 31, 2017	10.98	. 06	2.08	2.14	(. 07)	(. 45)
October 31, 2016	12.50	. 10	. 18	. 28	(. 11)	(1.69)
October 31, 2015	13.30	. 07	. 28	. 35	(. 07)	(1.08)
October 31, 2014	13.29	. 04	1.45	1.49	(. 05)	(1.43)
October 31, 2013	9.90	. 06	3.39	3.45	(. 06)	—

See accompanying notes which are an integral part of the financial statements.

96 U.S. Mid Cap Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(1.25)	11.73	3.33	6,348	1.46	1.22	. 42	51
(. 49)	12.56	19.67	5,802	1.47	1.22	. 26	96
(1.78)	10.94	2.94	4,956	1.47	1.22	. 68	127
(1.12)	12.47	2.29	5,259	1.40	1.22	. 26	120
(1.46)	13.27	12.05	4,560	1.42	1.22	. 07	96
(. 04)	13.26	34.59	2,896	1.44	1.22	. 11	122

(1.23)	11.33	2.99	2,658	2.21	1.97	(. 32)	51
(. 45)	12.19	18.75	2,859	2.22	1.97	(. 48)	96
(1.70)	10.68	2.19	2,790	2.22	1.97	(. 08)	127
(1.08)	12.22	1.52	2,882	2.15	1.97	(. 49)	120
(1.43)	13.08	11.18	1,968	2.17	1.97	(. 70)	96
(. 02)	13.16	33.67	672	2.19	1.97	(. 63)	122

(1.27)	11.78	3.53	156,746	1.21	. 97	. 68	51
(. 52)	12.60	19.89	155,772	1.22	. 97	. 52	96
(1.80)	10.98	3.26	140,884	1.22	. 97	. 92	127
(1.15)	12.50	2.53	195,724	1.15	. 97	. 51	120
(1.48)	13.30	12.28	197,354	1.17	. 97	. 33	96
(. 06)	13.29	34.87	163,367	1.19	. 97	. 47	122

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 97

Russell Investment Company
U.S. Mid Cap Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:

Advisory fees	$77,728
Administration fees	6,607
Distribution fees	2,920
Shareholder servicing fees	552
Transfer agent fees	27,525
Trustee fees	636
$115,968

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$5,229	$25,085	$26,716	$—	$—	$3,598	$39	$—
U. S. Cash Management Fund	9,294	31,696	34,263	—	—	6,727	64	—
	$14,523	$56,781	$60,979	$—	$—	$10,325	$103	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$155,226,798
Unrealized Appreciation	$19,852,483
Unrealized Depreciation	(5,305,807)
Net Unrealized Appreciation (Depreciation)	$14,546,676

See accompanying notes which are an integral part of the financial statements.

98 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$1,030.40	$1,018.65
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.24	$6.21
Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) .
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class C	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2018	$1,026.90	$1,014.93
the expenses you paid on your account during this period.	Expenses Paid During Period*	$10.00	$9.94

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 1.99%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period) .
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class E	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2017	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2018	$1,030.50	$1,018.65
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$6.24	$6.21
5% hypothetical examples that appear in the shareholder reports
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) .

U.S. Small Cap Equity Fund 99

Russell Investment Company
U.S. Small Cap Equity Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,032.50	$1,020.58
Expenses Paid During Period*	$4.28	$4.26

* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,032.80	$1,020.73
Expenses Paid During Period*	$4.13	$4.11

* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,032.00	$1,020.08
Expenses Paid During Period*	$4.79	$4.76

* Expenses are equal to the Fund's annualized expense ratio of 0.95%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,033.00	$1,020.88
Expenses Paid During Period*	$3.98	$3.96

* Expenses are equal to the Fund's annualized expense ratio of 0.79%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) .

100 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Common Stocks - 95.6%			Eldorado Resorts, Inc. (Æ)	193,417	7,833
Consumer Discretionary - 14.9%			Entravision Communications Corp. Class A	131,271	610
2U, Inc. (Æ)(Ñ)	41,025	3,302	Eros International PLC(Æ)(Ñ)	42,675	457
Aaron's, Inc. Class A	63,623	2,658	Ethan Allen Interiors, Inc.	32,370	714
Acushnet Holdings Corp. (Ñ)	67,125	1,622	EVINE Live, Inc. (Å)(Æ)	572,500	664
Adtalem Global Education, Inc. (Æ)	19,145	911	EW Scripps Co. (The) Class A	63,072	702
AH Belo Corp. Class A(Å)	110,492	619	Finish Line, Inc. (The) Class A	34,494	468
AMC Entertainment Holdings, Inc. Class			First Cash Financial Services, Inc.	24,452	2,120
A(Ñ)	66,039	1,152	Fitbit, Inc. Class A(Æ)(Ñ)	77,500	430
American Public Education, Inc. (Æ)	18,828	759	Five Below, Inc. (Æ)	21,122	1,492
Asbury Automotive Group, Inc. (Æ)	7,900	530	Floor & Decor Holdings, Inc. Class A(Æ)(Ñ)	76,653	4,261
Aspen Group, Inc. (Æ)	162,943	1,266	Fortress Transportation & Infrastructure
At Home Group, Inc. (Æ)	68,845	2,423	Investors LLC	423,017	7,038
B. Riley Financial, Inc. (Å)	129,676	2,678	Fossil Group, Inc. (Æ)(Ñ)	214,130	3,201
Barnes & Noble Education, Inc. (Æ)	491,228	3,532	Foundation Building Materials, Inc. (Æ)	69,498	977
Bassett Furniture Industries, Inc.	5,700	166	Fox Factory Holding Corp. (Æ)	18,133	603
Biglari Holdings, Inc. (Æ)	1,249	427	Francesca's Holdings Corp. (Æ)	101,806	504
BJ's Restaurants, Inc.	59,261	3,310	Full House Resorts, Inc. (Å)(Æ)	698,294	2,255
Bloomin' Brands, Inc.	73,014	1,728	Gannett Co. , Inc.	22,600	219
BMC Stock Holdings, Inc. (Æ)	115,807	1,998	Genesco, Inc. (Æ)	137,445	5,875
Bojangles', Inc. (Æ)	201,730	2,976	G-III Apparel Group, Ltd. (Æ)	32,475	1,185
Boot Barn Holdings, Inc. (Æ)	46,817	916	Golden Entertainment, Inc. (Æ)(Ñ)	31,200	835
Bridgepoint Education, Inc. (Æ)	6,400	37	Grand Canyon Education, Inc. (Æ)	53,392	5,552
Brunswick Corp.	5,600	335	Gray Television, Inc. (Æ)	161,514	1,825
Buckle, Inc. (The)(Ñ)	26,381	608	Group 1 Automotive, Inc.	10,700	699
Cable One, Inc.	6,366	4,043	Haverty Furniture Cos. , Inc.	15,060	273
Caleres, Inc.	26,547	869	Hibbett Sports, Inc. (Æ)(Ñ)	92,510	2,517
Canada Goose Holdings, Inc. (Æ)(Ñ)	48,005	1,780	Hillenbrand, Inc.	16,822	780
Cardlytics, Inc. (Æ)(Ñ)	26,985	378	Horizon Global Corp. (Æ)(Ñ)	121,383	907
Care. com, Inc. (Æ)	5,600	87	ILG, Inc. (Æ)	31,406	1,072
Carriage Services, Inc. Class A	107,471	2,797	Inspired Entertainment, Inc. (Æ)(Ñ)	58,649	293
Carrols Restaurant Group, Inc. (Æ)	66,081	681	Instructure, Inc. (Æ)	80,197	3,252
Cato Corp. (The) Class A	37,592	609	J Alexander's Holdings, Inc. (Å)(Æ)	267,776	3,200
Cavco Industries, Inc. (Æ)	4,613	786	Jack in the Box, Inc.	64,909	5,823
Central Garden & Pet Co. (Æ)	51,143	1,917	Johnson Outdoors, Inc. Class A	662	43
Central Garden & Pet Co. Class A(Æ)	106,743	3,789	K12, Inc. (Æ)	31,170	477
Century Casinos, Inc. (Æ)	184,849	1,420	KB Home	23,137	614
Century Communities, Inc. (Æ)	97,506	2,998	Kirkland's, Inc. (Æ)	53,535	567
Chegg, Inc. (Æ)(Ñ)	304,155	7,058	La-Z-Boy, Inc. Class Z	29,318	844
Chico's FAS, Inc.	114,178	1,134	Lee Enterprises, Inc. (Å)(Æ)(Ñ)	743,590	1,747
Children's Place, Inc. (The)(Ñ)	24,180	3,084	Libbey, Inc.	237,000	1,356
Chuy's Holdings, Inc. (Æ)	101,726	2,910	Lithia Motors, Inc. Class A	46,876	4,493
Citi Trends, Inc.	77,261	2,366	M/I Homes, Inc. (Æ)	23,096	704
Clarus Corp. (Æ)	65,000	465	Madison Square Garden Co. (The) Class A(Æ)	4,179	1,016
Columbia Sportswear Co.	13,155	1,092	Malibu Boats, Inc. Class A(Æ)	23,161	781
Conn's, Inc. (Æ)(Ñ)	216,042	5,508	Marchex, Inc. Class B	50,477	140
Cooper Tire & Rubber Co.	165,459	4,045	MarineMax, Inc. (Æ)	16,221	350
Cooper-Standard Holdings, Inc. (Æ)	17,407	2,155	Marriott Vacations Worldwide Corp.	6,113	750
Cracker Barrel Old Country Store, Inc. (Ñ)	6,740	1,109	Matthews International Corp. Class A	88,541	4,352
CSS Industries, Inc.	4,400	75	MCBC Holdings, Inc. (Æ)	6,800	163
Dana Holding Corp.	31,703	752	MDC Holdings, Inc.	29,477	855
Deckers Outdoor Corp. (Æ)	36,198	3,376	MDC Partners, Inc. Class A(Å)(Æ)	784,589	5,924
Del Frisco's Restaurant Group, Inc. (Æ)	62,048	987	Meredith Corp. (Ñ)	96,002	4,973
Del Taco Restaurants, Inc. (Æ)	172,043	1,920	Meritage Homes Corp. (Æ)	17,452	777
Delta Apparel, Inc. (Å)(Æ)	60,009	1,086	Meritor, Inc. (Æ)	62,061	1,208
Dick's Sporting Goods, Inc.	15,438	511	Movado Group, Inc.	26,196	1,033
DSW, Inc. Class A(Ñ)	51,525	1,149	National Presto Industries, Inc.	5,814	557

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 101

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Nexstar Media Group, Inc. Class A	80,014	4,981	William Lyon Homes Class A(Æ)	216,756	5,821
Noodles & Co. Class A(Æ)(Ñ)	123,937	899	Wingstop, Inc.	21,744	1,062
Nutrisystem, Inc.	24,394	707	World Wrestling Entertainment, Inc. Class A	1,900	76
Office Depot, Inc.	285,520	654	XO Group, Inc. (Æ)	24,728	536
Ollie's Bargain Outlet Holdings, Inc. (Æ)	49,614	3,086	Zumiez, Inc. (Æ)	7,500	176
Oxford Industries, Inc.	10,728	826			290,011
Papa John's International, Inc. (Ñ)	44,406	2,753
Peak Resorts, Inc. (Å)	137,213	638	Consumer Staples - 3.1%
Penn National Gaming, Inc. (Æ)	26,158	793	Andersons, Inc. (The)	67,467	2,203
Penske Automotive Group, Inc.	31,753	1,432	B&G Foods, Inc. Class A(Ñ)	123,604	2,812
PetIQ, Inc. (Æ)(Ñ)	51,470	1,151	Boston Beer Co. , Inc. Class A(Æ)	4,338	972
Planet Fitness, Inc. Class A(Æ)	99,720	4,018	Calavo Growers, Inc. (Ñ)	63,688	5,968
Points International, Ltd. (Å)(Æ)	42,200	447	Casey's General Stores, Inc.	34,278	3,311
Pool Corp.	44,017	6,109	Core-Mark Holding Co. , Inc.	118,416	2,441
Potbelly Corp. (Æ)	32,700	391	Craft Brew Alliance, Inc. (Æ)	30,593	590
PriceSmart, Inc.	8,605	754	Energizer Holdings, Inc.	158,483	9,090
Red Lion Hotels Corp. (Æ)	96,600	952	Farmer Brothers Co. (Æ)	25,971	736
Red Robin Gourmet Burgers, Inc. (Æ)	61,819	3,854	Flowers Foods, Inc.	205,090	4,637
Red Rock Resorts, Inc. Class A	23,184	700	Ingles Markets, Inc. Class A	15,900	545
Regis Corp. (Æ)	31,900	498	J&J Snack Foods Corp.	28,630	3,934
Rocky Brands, Inc.	5,100	122	Lancaster Colony Corp.	10,954	1,376
Rosetta Stone, Inc. (Æ)	24,486	341	Medifast, Inc.	13,130	1,318
Ruth's Hospitality Group, Inc.	6,935	186	MGP Ingredients, Inc. (Ñ)	9,817	940
Sally Beauty Holdings, Inc. (Æ)(Ñ)	210,100	3,633	National Beverage Corp.	6,832	604
Scholastic Corp.	30,774	1,274	Natural Grocers by Vitamin Cottage, Inc. (Æ)	10,100	72
Scientific Games Corp. Class A(Æ)	16,102	858	Nomad Foods, Ltd. (Æ)	232,336	3,831
SeaWorld Entertainment, Inc. (Æ)(Ñ)	46,557	703	PetMed Express, Inc. (Ñ)	82,204	2,751
Sequential Brands Group, Inc. (Æ)(Ñ)	97,090	187	Sanderson Farms, Inc. (Ñ)	8,342	927
Shoe Carnival, Inc.	67,550	1,646	Smart & Final Stores, Inc. (Æ)	188,762	963
Sinclair Broadcast Group, Inc. Class A	13,540	384	SUPERVALU, Inc. (Æ)(Ñ)	271,000	4,745
Skechers U. S. A. , Inc. Class A(Æ)	19,865	566	Tootsie Roll Industries, Inc. (Ñ)	10,968	313
Sonic Automotive, Inc. Class A	38,673	766	Universal Corp.	83,030	3,907
Sportsman's Warehouse Holdings, Inc. (Æ)	239,300	1,194	USANA Health Sciences, Inc. (Æ)	1,700	179
Standard Motor Products, Inc.	81,340	3,689	Weis Markets, Inc.	21,853	1,006
Steven Madden, Ltd.	22,911	1,106
Stoneridge, Inc. (Æ)	10,100	266			60,171
Sturm Ruger & Co. , Inc. (Ñ)	89,199	4,929
Superior Uniform Group, Inc. (Å)	162,662	4,363	Energy - 3.3%
Telaria, Inc. (Æ)	30,530	128	Arch Coal, Inc. Class A	24,400	1,972
Tenneco, Inc.	18,600	831	Archrock, Inc. (Æ)	26,900	291
Texas Roadhouse, Inc. Class A	33,936	2,175	Basic Energy Services, Inc. (Æ)	55,378	896
Thor Industries, Inc.	40,121	4,258	C&J Energy Services, Inc. (Æ)	117,177	3,499
Tile Shop Holdings, Inc.	171,500	1,175	Callon Petroleum Co. (Æ)	52,226	726
Tilly's, Inc. Class A	74,409	834	Carrizo Oil & Gas, Inc. (Æ)(Ñ)	116,360	2,335
Tower International, Inc.	20,400	602	Civeo Corp. (Æ)	120,260	403
Townsquare Media, Inc. Class A	43,162	329	Cloud Peak Energy, Inc. (Æ)	55,500	177
TravelCenters of America LLC(Å)(Æ)	533,200	1,946	CONSOL Energy, Inc. (Æ)	34,150	1,074
TRI Pointe Group, Inc. (Æ)	58,900	1,008	Dawson Geophysical Co. (Æ)	2,650	19
tronc, Inc. (Æ)	6,910	127	Eclipse Resources Corp. (Æ)	756,700	1,006
Tropicana Entertainment, Inc. (Å)(Æ)	42,823	3,030	Exterran Corp. (Æ)	8,859	259
Tuesday Morning Corp. (Æ)	242,200	860	Flotek Industries, Inc. (Æ)(Ñ)	231,400	826
Urban One, Inc. (Å)(Æ)	397,701	736	Gores Holdings, Inc. Class A(Æ)	323,847	4,551
US Auto Parts Network, Inc. (Å)(Æ)	415,518	748	Green Plains, Inc.	118,800	2,210
Vera Bradley, Inc. (Æ)	74,341	846	Gulfport Energy Corp. (Æ)	293,200	2,727
Visteon Corp. (Æ)	5,850	728	Hallador Energy Co.	2,200	14
VOXX International Corp. Class A(Æ)	32,286	161	Independence Contract Drilling, Inc. (Æ)	190,939	876
Weight Watchers International, Inc. (Æ)(Ñ)	10,177	713	Keane Group, Inc. (Æ)(Ñ)	83,171	1,293

See accompanying notes which are an integral part of the financial statements.

102 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Mammoth Energy Services, Inc. (Æ)(Ñ)	41,044	1,333	Banner Corp.	47,800	2,744
Matrix Service Co. (Æ)	112,993	1,740	Beneficial Bancorp, Inc. (Æ)	1,500	24
McDermott International, Inc. (Æ)(Ñ)	238,700	1,575	Berkshire Hills Bancorp, Inc.	24,244	920
Natural Gas Services Group, Inc. (Æ)	23,800	574	Boston Private Financial Holdings, Inc.	58,952	946
Newpark Resources, Inc. (Æ)	341,239	3,583	Bridgewater Bancshares, Inc. (Æ)	22,828	297
Noble Corp. PLC(Æ)	147,179	687	Brightsphere Investment Group(Æ)	124,223	1,884
Northern Oil and Gas, Inc. (Æ)(Ñ)	202,580	338	Brookline Bancorp, Inc.	38,724	643
Patterson-UTI Energy, Inc.	29,832	639	Bryn Mawr Bank Corp.	3,059	136
Peabody Energy Corp.	41,200	1,518	Byline Bancorp, Inc. (Æ)	52,100	1,107
Phillips 66 Partners, LP(Ñ)	82,747	4,104	Cadence Bancorp	8,600	251
Profire Energy, Inc. (Æ)(Ñ)	28,638	102	Cannae Holdings, Inc. (Æ)	270,673	5,592
ProPetro Holding Corp. (Æ)(Ñ)	25,900	474	Capital City Bank Group, Inc. (Å)	67,690	1,515
QEP Resources, Inc. (Æ)	76,730	935	Capstar Financial Holdings, Inc. (Å)(Æ)	49,703	949
Renewable Energy Group, Inc. (Æ)(Ñ)	56,413	728	Carolina Financial Corp.	14,894	584
REX American Resources Corp. (Æ)	10,545	789	Cass Information Systems, Inc.	16,096	973
Ring Energy, Inc. (Æ)	86,023	1,438	CatchMark Timber Trust, Inc. Class A(ö)	202,582	2,642
RPC, Inc. (Ñ)	171,229	3,084	Cathay General Bancorp	48,629	1,945
Sanchez Energy Corp. (Æ)(Ñ)	181,560	557	Cedar Realty Trust, Inc. (ö)	434,500	1,690
SEACOR Holdings, Inc. (Æ)	10,560	579	CenterState Bank Corp.	92,846	2,691
SemGroup Corp. Class A	65,810	1,655	Central Pacific Financial Corp.	157,738	4,587
Solaris Oilfield Infrastructure, Inc. Class			Central Valley Community Bancorp	9,387	193
A(Æ)	171,465	3,223	Century Bancorp, Inc. Class A(Å)	19,000	1,520
SunCoke Energy, Inc. (Æ)	164,341	1,888	Charter Financial Corp.	42,873	997
Superior Energy Services, Inc. (Æ)	57,800	620	Chatham Lodging Trust(ö)	23,064	439
TETRA Technologies, Inc. (Æ)	878,100	3,452	Chemical Financial Corp.	21,251	1,166
TPI Composites, Inc. (Æ)	27,936	633	Chemung Financial Corp.	1,227	58
Unit Corp. (Æ)	134,886	3,059	Cherry Hill Mortgage Investment Corp. (ö)	27,700	488
Warrior Met Coal, Inc. (Ñ)	4,200	98	Chesapeake Lodging Trust(ö)	106,217	3,138
World Fuel Services Corp.	10,700	230	Civista Bancshares, Inc. (Å)	86,367	1,981
WPX Energy, Inc. (Æ)	31,696	542	CNO Financial Group, Inc.	225,546	4,836
		65,331	CoBiz Financial, Inc.	52,059	1,049
			Cohen & Steers, Inc.	94,197	3,777
Financial Services - 23.5%			Columbia Banking System, Inc.	24,037	967
1st Source Corp.	8,441	439	Columbia Property Trust, Inc. (ö)	29,468	629
Acadia Realty Trust(ö)	21,074	497	Commerce Bancshares, Inc.	8,100	515
Alexander & Baldwin, Inc.	45,202	1,035	Community Bank System, Inc.	18,254	1,027
American Equity Investment Life Holding			Community Trust Bancorp, Inc.	28,494	1,367
Co.	63,983	1,932	Consolidated-Tomoka Land Co.	21,021	1,293
American National Bankshares, Inc.	2,788	107	Cousins Properties, Inc. (ö)	84,613	752
Ameris Bancorp	34,900	1,804	CyrusOne, Inc. (ö)	37,677	2,019
AMERISAFE, Inc.	46,064	2,732	Diamond Hill Investment Group, Inc.	12,497	2,442
Argo Group International Holdings, Ltd.	34,613	2,023	DiamondRock Hospitality Co. (ö)	112,159	1,239
Ashford Hospitality Trust, Inc. (ö)	79,600	548	Donegal Group, Inc. Class A	4,336	60
Ashford, Inc. (Å)(Ñ)	13,494	1,199	Dun & Bradstreet Corp. (The)	2,310	266
Aspen Insurance Holdings, Ltd.	84,205	3,575	E*Trade Financial Corp. (Æ)	2,400	146
Assurant, Inc.	7,670	712	Eagle Bancorp, Inc. (Æ)	36,386	2,136
Atlantic Capital Bancshares, Inc. (Æ)	105,000	2,027	East West Bancorp, Inc.	13,200	879
Baldwin & Lyons, Inc. Class B	1,900	44	EastGroup Properties, Inc. (ö)	9,400	844
Banc of California, Inc. (Ñ)	68,025	1,306	Education Realty Trust, Inc. (ö)	97,380	3,204
BancFirst Corp.	27,300	1,560	EMC Insurance Group, Inc.	7,284	189
Banco Latinoamericano de Comercio Exterior			Employers Holdings, Inc.	28,009	1,146
SA Class E	38,577	1,045	Enova International, Inc. (Æ)	38,100	1,116
Bancorp, Inc. (The)(Æ)	30,500	316	Enstar Group, Ltd. (Æ)	3,919	824
Bank of Marin Bancorp	11,783	855	Enterprise Financial Services Corp.	59,804	3,041
Bank of NT Butterfield & Son, Ltd. (The)	66,071	3,135	Essent Group, Ltd. (Æ)	47,030	1,550
Bank of the Ozarks, Inc.	111,405	5,214	Evans Bancorp, Inc.	300	14
BankFinancial Corp.	9,803	166	Evercore, Inc. Class A	71,255	7,215

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 103

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value	Amount ($) or		Value
	Shares	$		Shares	$
Everi Holdings, Inc. (Æ)	181,618	1,164	Heritage Commerce Corp.	98,054	1,617
Ezcorp, Inc. Class A(Æ)	57,218	784	Heritage Financial Corp.	129,715	3,853
Fair Isaac Corp. (Æ)	7,547	1,307	Heritage Insurance Holdings, Inc. (Ñ)	14,667	230
FB Financial Corp.	24,236	965	Hersha Hospitality Trust Class A(ö)	32,639	613
Federal Agricultural Mortgage Corp. Class C	38,691	3,308	Home Bancorp, Inc.	4,132	179
Federated National Holding Co.	7,277	123	Home BancShares, Inc.	297,659	6,917
Fidelity Southern Corp.	10,500	239	HomeStreet, Inc. (Æ)	120,400	3,070
Financial Institutions, Inc.	19,311	601	HomeTrust Bancshares, Inc. (Æ)	6,200	162
First Bancorp	44,233	1,687	Hope Bancorp, Inc.	53,004	916
First BanCorp(Æ)	264,475	1,910	Horace Mann Educators Corp.	25,496	1,140
First Bancshares, Inc.	800	26	Iberiabank Corp.	100,454	7,529
First Business Financial Services, Inc.	6,327	164	Independence Realty Trust, Inc. (ö)	252,946	2,378
First Citizens BancShares, Inc. Class A	2,318	1,002	Independent Bank Corp. (Å)	226,641	5,416
First Commonwealth Financial Corp.	51,778	784	Independent Bank Group, Inc.	10,970	783
First Community Bancshares, Inc.	2,169	67	Infra , Inc. (ö)	23,100	492
First Connecticut Bancorp, Inc.	2,327	56	Investment Technology Group, Inc.	35,600	720
First Defiance Financial Corp.	13,132	783	Investors Bancorp, Inc.	136,702	1,827
First Financial Bancorp	68,525	2,121	Jack Henry & Associates, Inc.	48,301	5,772
First Financial Corp.	11,098	474	James River Group Holdings, Ltd.	43,862	1,593
First Foundation, Inc. (Æ)	188,400	3,370	Jernigan Capital, Inc. (Ñ)(ö)	28,160	541
First Hawaiian, Inc.	122,578	3,377	Kearny Financial Corp. (Å)	646,937	9,091
First Horizon National Corp.	248,357	4,545	Kemper Corp.	27,200	1,836
First Industrial Realty Trust, Inc. (ö)	24,042	748	Kennedy-Wilson Holdings, Inc. (Ñ)	326,343	6,184
First Internet Bancorp	21,878	748	Kite Realty Group Trust (ö)	29,802	439
First Interstate BancSystem, Inc. Class A	23,492	951	Ladder Capital Corp. Class A(ö)	88,500	1,230
First Merchants Corp.	4,886	210	Ladenburg Thalmann Financial Services, Inc.	20,000	66
First Midwest Bancorp, Inc.	37,233	905	Lakeland Bancorp, Inc.	43,294	844
First of Long Island Corp. (The)(Å)	80,700	2,139	LaSalle Hotel Properties(ö)	54,011	1,597
Flagstar Bancorp, Inc. (Æ)	24,197	836	LegacyTexas Financial Group, Inc. (Æ)	20,228	831
FNB Corp.	418,238	5,437	LendingTree, Inc. (Æ)(Ñ)	12,810	3,054
Franklin Financial Network, Inc. (Æ)	20,771	700	Lexington Realty Trust(ö)	58,873	473
FRP Holdings, Inc. (Æ)(Þ)	21,843	1,256	Live Oak Bancshares, Inc.	24,213	684
FS Bancorp, Inc.	2,516	145	LPL Financial Holdings, Inc.	26,553	1,608
Fulton Financial Corp.	152,023	2,569	Maiden Holdings, Ltd.	31,600	242
GEO Group, Inc. (The)(ö)	84,502	1,901	Marcus & Millichap, Inc. (Æ)	29,199	997
German American Bancorp, Inc.	2,373	80	MB Financial, Inc.	25,638	1,093
Getty Realty Corp. (ö)	71,300	1,786	MedEquities Realty Trust, Inc. (ö)	7,200	73
Glacier Bancorp, Inc.	27,144	1,005	Medical Properties Trust, Inc. (ö)	229,865	2,938
Gladstone Land Corp. (Ñ)(ö)	72,570	914	Mercantile Bank Corp.	2,700	95
Government Properties Income Trust Class			Meridian Bancorp, Inc.	232,259	4,389
(ö)	34,735	434	Meta Financial Group, Inc.	1,690	188
Gramercy Property Trust (ö)	138,677	3,259	MGIC Investment Corp. (Æ)	177,113	1,775
Great Southern Bancorp, Inc.	14,130	747	Midland States Bancorp, Inc.	25,520	804
Green Dot Corp. Class A(Æ)	95,879	5,830	MidWestOne Financial Group, Inc.	30,782	993
Greenhill & Co. , Inc.	160,280	3,254	Morningstar, Inc.	44,211	4,800
Greenlight Capital Re, Ltd. Class A(Æ)	46,445	720	MTGE Investment Corp. (ö)	51,500	935
Guaranty Bancorp	36,898	1,052	MutualFirst Financial, Inc.	1,543	57
Guaranty Bancshares, Inc.	2,100	69	National Bank Holdings Corp. Class A	119,400	4,201
Hallmark Financial Services, Inc. (Å)(Æ)	189,575	1,947	National Commerce Corp. (Æ)	21,542	933
Hamilton Lane, Inc. Class A	21,459	898	National Health Investors, Inc. (ö)	9,468	646
Hancock Holding Co.	75,312	3,679	National Western Life Group, Inc. Class A	2,675	849
Hanover Insurance Group, Inc. (The)	7,100	815	Navigators Group, Inc. (The)	30,100	1,701
HarborOne Bancorp, Inc. (Æ)	6,114	108	NBT Bancorp, Inc.	27,972	1,022
Health Insurance Innovations, Inc. Class			NexPoint Residential Trust, Inc. (ö)	98,134	2,629
A(Æ)(Ñ)	44,373	1,265	NMI Holdings, Inc. Class A(Æ)	140,595	1,947
Healthcare Realty Trust, Inc. (ö)	26,110	727	Northeast Bancorp(Å)	89,210	1,740
Heartland Financial USA, Inc.	6,900	370	Northfield Bancorp, Inc.	89,600	1,419

See accompanying notes which are an integral part of the financial statements.

104 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Northrim BanCorp, Inc.	3,750	132	State Auto Financial Corp.	55,547	1,735
OFG Bancorp(Ñ)	18,300	247	State Bank Financial Corp.	146,401	4,613
Old Line Bancshares, Inc.	4,657	159	Sterling Bancorp	75,072	1,783
Old National Bancorp	209,158	3,598	Stifel Financial Corp.	17,271	1,007
Old Second Bancorp, Inc. (Å)	221,200	3,164	Stock Yards Bancorp, Inc.	1,958	73
Oppenheimer Holdings, Inc. Class A	9,263	249	Summit Hotel Properties, Inc. (ö)	50,619	733
Outfront Media, Inc. (ö)	239,397	4,489	Sunstone Hotel Investors, Inc. (ö)	191,100	2,981
Pacific Premier Bancorp, Inc. (Æ)	19,828	788	Synovus Financial Corp.	12,400	648
Park National Corp.	10,862	1,171	Taubman Centers, Inc. (ö)	34,598	1,937
PCSB Financial Corp. (Å)	114,705	2,325	TCF Financial Corp.	84,287	2,093
Peapack Gladstone Financial Corp.	90,650	2,995	Territorial Bancorp, Inc.	9,193	280
Pebblebrook Hotel Trust(Ñ)(ö)	35,019	1,225	Texas Capital Bancshares, Inc. (Æ)	18,314	1,807
Peoples Bancorp, Inc.	14,644	525	Third Point Reinsurance, Ltd. (Æ)	89,700	1,193
People's Utah Bancorp	24,288	774	Towne Bank	29,287	876
Physicians Realty Trust(ö)	39,342	588	TriCo Bancshares	65,000	2,429
Piper Jaffray Cos.	900	63	TriState Capital Holdings, Inc. (Æ)	26,786	670
PJT Partners, Inc. Class A	14,200	788	Triumph Bancorp, Inc. (Æ)	28,721	1,116
Popular, Inc.	70,100	3,245	TrustCo Bank Corp.	100,549	860
Potlatch Corp. (ö)	37,507	1,945	Trustmark Corp.	36,284	1,136
Preferred Bank	33,581	2,140	UMB Financial Corp.	67,940	5,203
Primerica, Inc.	21,739	2,103	UMH Properties, Inc. (ö)	19,600	265
ProAssurance Corp.	4,391	208	Umpqua Holdings Corp.	256,438	6,041
Prosperity Bancshares, Inc.	83,791	6,015	United Bankshares, Inc.	32,641	1,108
Provident Financial Services, Inc.	46,925	1,226	United Community Banks, Inc.	44,400	1,418
PS Business Parks, Inc. (ö)	5,210	601	United Financial Bancorp, Inc. (Å)	284,209	4,698
Pzena Investment Management, Inc. Class			United Fire Group, Inc.	14,137	711
A(Å)	206,355	1,808	Universal Insurance Holdings, Inc.	18,599	604
QCR Holdings, Inc.	19,129	866	Valley National Bancorp	95,063	1,193
QTS Realty Trust, Inc. Class A(ö)	70,504	2,495	Veritex Holdings, Inc. (Æ)	35,163	1,010
Radian Group, Inc.	48,666	696	Voya Financial, Inc.	2,000	105
Rayonier, Inc. (ö)	80,671	3,000	Waddell & Reed Financial, Inc. Class A(Ñ)	62,624	1,268
RBB Bancorp	1,450	40	Washington Federal, Inc.	58,785	1,866
RE/MAX Holdings, Inc. Class A	33,021	1,788	WesBanco, Inc.	56,470	2,473
Redwood Trust, Inc. (ö)	39,793	610	Westamerica Bancorporation(Ñ)	78,397	4,375
Reinsurance Group of America, Inc. Class A	1,930	288	Wintrust Financial Corp.	64,663	5,784
Renasant Corp.	28,777	1,302	WisdomTree Investments, Inc. (Ñ)	68,581	725
Retail Opportunity Investments Corp. (ö)	359,180	6,178	WMIH Corp. (Æ)(Ñ)	440,964	604
Retail Properties of America, Inc. Class A(ö)	12,300	142	WSFS Financial Corp.	16,580	831
Riverview Bancorp, Inc.	10,300	97	Xenia Hotels & Resorts, Inc. (ö)	78,980	1,626
RLI Corp.	16,821	1,064			459,454
RLJ Lodging Trust(ö)	183,351	3,808
Ryman Hospitality Properties, Inc. (ö)	70,744	5,545	Health Care - 12.7%
S&T Bancorp, Inc.	25,181	1,075	Abaxis, Inc.	81,606	5,433
Safety Insurance Group, Inc.	8,246	660	Acadia Healthcare Co. , Inc. (Æ)(Ñ)	65,348	2,325
Selective Insurance Group, Inc.	31,068	1,839	Accuray, Inc. (Æ)	845,800	4,229
Seritage Growth Properties(Ñ)(ö)	13,800	491	Achillion Pharmaceuticals, Inc. (Æ)	31,100	117
ServisFirst Bancshares, Inc.	21,340	895	Aclaris Therapeutics, Inc. (Æ)(Ñ)	27,827	494
Shore Bancshares, Inc.	4,200	76	Acorda Therapeutics, Inc. (Æ)	36,091	834
Sierra Bancorp	13,500	376	Addus HomeCare Corp. (Æ)	30,625	1,608
Silvercrest Asset Management Group, Inc.			Adverum Biotechnologies, Inc. (Æ)	22,700	142
Class A(Å)	91,400	1,408	Akebia Therapeutics, Inc. (Æ)	10,600	98
Simmons First National Corp. Class A	29,242	883	Aldeyra Therapeutics, Inc. (Æ)	33,738	265
SmartFinancial, Inc. (Æ)	7,105	169	Allscripts Healthcare Solutions, Inc. (Æ)	252,541	2,934
South State Corp.	40,377	3,495	AMAG Pharmaceuticals, Inc. (Æ)(Ñ)	446,820	9,183
Southside Bancshares, Inc.	26,201	913	Amicus Therapeutics, Inc. (Æ)(Ñ)	33,410	473
SP Plus Corp. (Æ)	24,830	873	AMN Healthcare Services, Inc. (Æ)	106,698	7,132
STAG Industrial, Inc. (ö)	20,686	508	AnaptysBio, Inc. (Æ)(Ñ)	8,809	826

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 105

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
AngioDynamics, Inc. (Æ)	31,383	608	Intersect ENT, Inc. (Æ)	15,881	634
Anika Therapeutics, Inc. (Æ)	13,243	583	iRadimed Corp. (Å)(Æ)(Ñ)	28,000	489
Antares Pharma, Inc. (Æ)(Ñ)	622,623	1,457	iRhythm Technologies, Inc. (Æ)	11,396	663
Apellis Pharmaceuticals, Inc. (Æ)(Ñ)	27,395	660	Ironwood Pharmaceuticals, Inc. Class A(Æ)	60,959	1,105
Apollo Endosurgery, Inc. (Æ)(Ñ)	185,993	1,069	Joint Corp. (The)(Å)(Æ)	105,200	792
Ardelyx, Inc. (Æ)	10,500	50	K2M Group Holdings, Inc. (Æ)	53,199	1,016
Array BioPharma, Inc. (Æ)	43,028	583	Karyopharm Therapeutics, Inc. (Æ)	3,700	48
Atrion Corp.	1,348	839	Kindred Biosciences, Inc. (Æ)	4,000	37
AxoGen, Inc. (Æ)	62,512	2,488	Lantheus Holdings, Inc. (Æ)	84,503	1,504
Biohaven Pharmaceutical Holding Co. , Ltd.			LHC Group, Inc. (Æ)	13,930	1,037
(Æ)	21,306	621	Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ)	52,548	8,137
BioTelemetry, Inc. (Æ)	188,336	7,194	LivaNova PLC(Æ)	21,096	1,873
BioTime, Inc. (Æ)(Ñ)	29,102	63	MacroGenics, Inc. (Æ)	17,200	397
Bluebird Bio, Inc. (Æ)	10,703	1,821	Magellan Health, Inc. (Æ)	1,970	165
Blueprint Medicines Corp. (Æ)	9,101	698	Masimo Corp. (Æ)	11,191	1,004
Cambrex Corp. (Æ)	26,822	1,421	Medidata Solutions, Inc. (Æ)	13,047	931
Cantel Medical Corp.	8,465	949	Medpace Holdings, Inc. (Æ)	5,600	207
Cardiovascular Systems, Inc. (Æ)	33,541	766	MEI Pharma, Inc. (Æ)	77,115	173
CareDx, Inc. (Æ)	49,902	489	Meridian Bioscience, Inc.	50,733	741
Catalent, Inc. (Æ)	22,969	944	Merit Medical Systems, Inc. (Æ)	71,543	3,470
Celldex Therapeutics, Inc. (Æ)	24,874	18	Merrimack Pharmaceuticals, Inc.	68,491	581
Chemed Corp.	28,115	8,666	Mersana Therapeutics, Inc. (Æ)(Ñ)	19,196	327
Chimerix, Inc. (Æ)	84,847	389	MiMedx Group, Inc. (Æ)(Ñ)	67,742	556
Cidara Therapeutics, Inc. (Æ)(Ñ)	20,000	86	Momenta Pharmaceuticals, Inc. (Æ)	18,569	386
Clearside Biomedical, Inc. (Æ)	69,159	842	Myriad Genetics, Inc. (Æ)	29,063	822
Clovis Oncology, Inc. (Æ)	15,330	665	NanoString Technologies, Inc. (Æ)	46,057	438
Collegium Pharmaceutical, Inc. (Æ)(Ñ)	56,590	1,338	National HealthCare Corp.	16,046	983
Concert Pharmaceuticals, Inc. (Æ)	31,737	579	Nektar Therapeutics(Æ)	28,067	2,348
ConforMIS, Inc. (Æ)	26,975	35	Neogen Corp. (Æ)	14,783	1,007
Corcept Therapeutics, Inc. (Æ)(Ñ)	209,487	3,494	NeoGenomics, Inc. (Å)(Æ)(Ñ)	1,089,684	10,439
CorVel Corp. (Æ)	35,059	1,720	Neos Therapeutics, Inc. (Æ)	406,153	3,371
Cross Country Healthcare, Inc. (Æ)	214,910	2,704	Neurocrine Biosciences, Inc. (Æ)	13,223	1,072
CryoLife, Inc. (Æ)	27,867	626	Nevro Corp. (Æ)	35,459	3,169
Deciphera Pharmaceuticals, Inc. (Æ)	27,109	608	Nobilis Health Corp. (Æ)(Ñ)	397,590	596
Emergent BioSolutions, Inc. (Æ)	19,004	986	Novavax, Inc. (Æ)(Ñ)	379,168	592
Enanta Pharmaceuticals, Inc. (Æ)	10,841	1,009	Nuvectra Corp. (Æ)	120,058	1,546
Ensign Group, Inc. (The)	257,478	7,176	Omnicell, Inc. (Æ)	84,892	3,658
Exact Sciences Corp. (Æ)	26,803	1,340	Ophthotech Corp. (Æ)	55,446	146
Five Prime Therapeutics, Inc. (Æ)	5,500	92	OraSure Technologies, Inc. (Æ)	36,070	640
G1 Therapeutics, Inc. (Æ)	31,265	1,199	Orthofix International NV(Æ)	9,000	549
GenMark Diagnostics, Inc. (Æ)	140,815	882	Otonomy, Inc. (Æ)	5,400	20
Genomic Health, Inc. (Æ)	20,980	666	Oxford Immunotec Global PLC(Æ)(Ñ)	70,348	903
Global Blood Therapeutics, Inc. (Æ)	12,079	533	Pacira Pharmaceuticals, Inc. (Æ)	25,391	840
Globus Medical, Inc. Class A(Æ)	42,885	2,196	PDL BioPharma, Inc. (Æ)	275,151	803
Haemonetics Corp. (Æ)	18,471	1,441	Penumbra, Inc. (Æ)	22,927	2,851
Halozyme Therapeutics, Inc. (Æ)	121,337	2,297	Pfenex, Inc. (Æ)	92,792	516
HealthSouth Corp. (Æ)	129,638	7,885	PRA Health Sciences, Inc. (Æ)	28,097	2,309
Healthways, Inc. (Æ)	13,215	475	Prestige Brands Holdings, Inc. (Æ)	177,342	5,220
Heron Therapeutics, Inc. (Æ)(Ñ)	35,933	1,089	Prothena Corp. PLC(Æ)(Ñ)	13,150	158
Horizon Pharma PLC(Æ)	29,100	385	Puma Biotechnology, Inc. (Æ)	7,070	451
ICU Medical, Inc. (Æ)	7,739	1,947	Quality Systems, Inc. (Æ)	113,082	1,519
Immune Design Corp. (Æ)	2,600	10	Recro Pharma, Inc. (Æ)	1,500	18
ImmunoGen, Inc. (Æ)	127,116	1,397	Repligen Corp. (Æ)	61,742	2,284
Immunomedics, Inc. (Æ)(Ñ)	47,151	859	Retrophin, Inc. (Æ)	57,571	1,445
Infinity Pharmaceuticals, Inc. (Æ)(Ñ)	28,000	62	Rhythm Pharmaceuticals, Inc. (Æ)(Ñ)	27,128	643
Inogen, Inc. (Æ)	33,350	4,688	RTI Surgical, Inc. (Æ)	54,876	241
Integra LifeSciences Holdings Corp. (Æ)	80,911	4,987	Sage Therapeutics, Inc. (Æ)	8,280	1,192

See accompanying notes which are an integral part of the financial statements.

106 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Sarepta Therapeutics, Inc. (Æ)(Ñ)	13,952	1,065	KMG Chemicals, Inc.	7,377	454
SeaSpine Holdings Corp. (Å)(Æ)	225,856	2,600	Koppers Holdings, Inc. (Æ)	1,700	74
Select Medical Holdings Corp. (Æ)	32,139	580	Kraton Corp. (Æ)	12,359	564
Spark Therapeutics, Inc. (Æ)(Ñ)	9,195	702	Landec Corp. (Å)(Æ)	101,200	1,346
Steris PLC	48,691	4,602	Lawson Products, Inc. (Æ)	1,825	42
Supernus Pharmaceuticals, Inc. (Æ)	92,924	4,358	Materion Corp.	42,491	2,156
Surmodics, Inc. (Æ)	12,757	476	Mueller Water Products, Inc. Class A	296,525	2,903
Tabula Rasa HealthCare, Inc. (Æ)	36,192	1,484	NCI Building Systems, Inc. (Æ)	6,500	114
Tactile Systems Technology, Inc. (Æ)(Ñ)	98,298	3,422	Neenah Paper, Inc.	51,612	4,026
Teladoc, Inc. (Æ)(Ñ)	36,863	1,585	NewMarket Corp.	8,180	3,105
Tetraphase Pharmaceuticals, Inc. (Æ)	9,800	32	Olympic Steel, Inc.	14,359	337
Tocagen, Inc. (Æ)(Ñ)	42,982	398	PGT Innovations, Inc. (Æ)	69,611	1,214
TRACON Pharmaceuticals, Inc. (Æ)	38,900	97	PH Glatfelter Co.	31,052	649
Trinity Biotech PLC - ADR(Å)(Æ)(Ñ)	310,800	1,442	Platform Specialty Products Corp. (Æ)	399,650	4,024
Triple-S Management Corp. Class B(Æ)	32,443	920	PolyOne Corp.	25,616	1,072
Ultragenyx Pharmaceutical, Inc. (Æ)	11,865	603	Quaker Chemical Corp.	28,825	4,237
US Physical Therapy, Inc.	46,546	4,247	Quanex Building Products Corp.	86,917	1,491
Utah Medical Products, Inc. (Å)	19,907	2,022	Rayonier Advanced Materials, Inc.	150,390	3,218
Vanda Pharmaceuticals, Inc. (Æ)	39,197	547	RBC Bearings, Inc. (Æ)	4,921	573
Varex Imaging Corp. (Æ)	99,880	3,595	Resolute Forest Products, Inc. (Æ)	36,500	361
VBI Vaccines, Inc. (Å)(Æ)	275,285	862	Ryerson Holding Corp. (Æ)	70,879	712
Vericel Corp. (Æ)	214,369	2,862	Schweitzer-Mauduit International, Inc.	14,300	558
ViewRay, Inc. (Æ)(Ñ)	227,700	1,680	Shiloh Industries, Inc. (Æ)	1,500	12
Vivus, Inc. (Æ)(Ñ)	177,374	65	Silgan Holdings, Inc.	210,668	5,913
WellCare Health Plans, Inc. (Æ)	4,920	1,009	SiteOne Landscape Supply, Inc. (Æ)	20,179	1,382
Wright Medical Group NV(Æ)(Ñ)	38,826	761	Smart Sand, Inc. (Æ)(Ñ)	354,872	2,597
Xencor, Inc. (Æ)	24,819	720	Stepan Co.	16,868	1,186
ZIOPHARM Oncology, Inc. (Æ)(Ñ)	116,941	493	Summit Materials, Inc. Class A(Æ)	25,292	712
		247,058	Trinseo SA	10,100	737
			Tronox, Ltd. Class A	57,694	991
Materials and Processing - 6.5%			Universal Forest Products, Inc.	21,900	698
Advanced Drainage Systems, Inc.	114,410	2,883	Universal Stainless & Alloy Products, Inc.
Allegheny Technologies, Inc. (Æ)(Ñ)	114,500	3,042	(Å)(Æ)	76,060	2,232
Apogee Enterprises, Inc.	162,680	6,688	US Concrete, Inc. (Æ)(Ñ)	93,803	5,483
Armstrong Flooring, Inc. (Å)(Æ)	243,469	3,007	Venator Materials PLC(Æ)	42,374	763
Armstrong World Industries, Inc. (Æ)	43,983	2,463	Veritiv Corp. (Æ)	8,804	335
Ashland Global Holdings, Inc.	4,000	265	Verso Corp. Class A(Æ)	6,564	119
Aspen Aerogels, Inc. (Æ)	5,200	23	Versum Materials, Inc.	102,388	3,602
Atkore International Group, Inc. (Æ)	7,500	133	Worthington Industries, Inc.	19,371	863
Beacon Roofing Supply, Inc. (Æ)	10,542	516			126,110
Belden, Inc.	11,750	724
Bemis Co. , Inc.	143,438	6,208	Producer Durables - 14.2%
BlueLinx Holdings, Inc. (Æ)	65,661	2,641	AAR Corp.	6,050	262
Cabot Microelectronics Corp.	24,499	2,486	ABM Industries, Inc.	89,656	2,791
Carpenter Technology Corp.	26,800	1,427	ACCO Brands Corp.	421,184	5,075
Clearwater Paper Corp. (Æ)	6,400	151	Advanced Energy Industries, Inc. (Æ)	21,990	1,309
Comfort Systems USA, Inc.	126,226	5,327	Aerojet Rocketdyne Holdings, Inc. (Æ)	21,580	603
Commercial Metals Co.	98,706	2,074	AGCO Corp.	24,600	1,542
Compass Minerals International, Inc. (Ñ)	106,310	7,156	Air Transport Services Group, Inc. (Æ)	23,512	476
Dixie Group, Inc. (The)(Å)(Æ)	292,000	876	Aircastle, Ltd.	10,800	212
Ferroglobe PLC(Æ)	563,124	6,363	Allegiant Travel Co. Class A	3,739	599
Global Brass & Copper Holdings, Inc.	17,980	539	Allied Motion Technologies, Inc. (Å)	61,637	2,457
Haynes International, Inc.	102,800	4,298	Applied Industrial Technologies, Inc.	15,600	998
HB Fuller Co.	16,024	793	AquaVenture Holdings, Ltd. (Æ)(Ñ)	34,303	503
Hi-Crush Partners, LP(Ñ)	25,123	304	ArcBest Corp.	18,810	604
Ingevity Corp. (Æ)	46,927	3,605	Ardmore Shipping Corp. (Å)(Æ)	514,300	4,114
Interface, Inc. Class A	57,399	1,263	Argan, Inc.	12,179	487

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 107

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
ASGN, Inc. (Æ)	42,249	3,407	Information Services Group, Inc. (Å)(Æ)	372,619	1,617
Astronics Corp. (Æ)	6,759	247	InnerWorkings, Inc. (Æ)	57,845	584
AstroNova, Inc.	10,400	186	Insperity, Inc.	9,000	722
AZZ, Inc.	79,617	3,547	Itron, Inc. (Æ)	14,997	981
Babcock & Wilcox Co. (The) Class W(Æ)	105,514	7,153	Jacobs Engineering Group, Inc.	4,700	273
Babcock & Wilcox Enterprises, Inc. (Æ)(Ñ)	67,000	153	John Bean Technologies Corp.	8,866	955
Badger Meter, Inc.	89,033	3,779	Kaman Corp. Class A	13,389	812
Barrett Business Services, Inc.	5,660	495	KBR, Inc.	595,191	9,933
Brady Corp. Class A	21,676	789	Kelly Services, Inc. Class A	62,659	1,833
Briggs & Stratton Corp.	19,800	357	Kennametal, Inc.	15,661	571
Brink's Co. (The)	57,480	4,242	Kimball International, Inc. Class B	73,660	1,217
CBIZ, Inc. (Æ)	38,156	710	KLX, Inc. (Æ)	33,662	2,633
Chart Industries, Inc. (Æ)	965	55	Knight-Swift Transportation Holdings, Inc.
Columbus McKinnon Corp.	25,093	900	(Æ)	70,642	2,756
Convergys Corp.	53,558	1,251	Korn & Ferry International	9,900	529
Covanta Holding Corp.	477,632	7,117	Kornit Digital, Ltd. (Æ)(Ñ)	60,259	877
Covenant Transportation Group, Inc. Class			Lindsay Corp.	4,200	369
A(Æ)	28,946	803	Littelfuse, Inc.	27,440	5,129
CPI Aerostructures, Inc. (Å)(Æ)	84,836	810	Manitowoc Co. , Inc. (The)(Æ)	157,625	3,885
CRA International, Inc. (Å)	83,262	4,702	ManpowerGroup, Inc.	5,630	539
Curtiss-Wright Corp.	11,943	1,529	Marlin Business Services Corp.	7,327	201
Deluxe Corp.	66,927	4,587	Marten Transport, Ltd.	105,579	2,059
DMC Global, Inc. (Æ)	37,997	1,470	MasTec, Inc. (Æ)	110,129	4,846
Ducommun, Inc. (Æ)	16,300	474	MAXIMUS, Inc.	67,661	4,576
DXP Enterprises, Inc. (Æ)	25,096	911	Maxwell Technologies, Inc. (Æ)(Ñ)	57,695	296
Dycom Industries, Inc. (Æ)	20,191	2,097	Milacron Holdings Corp. (Æ)	21,686	391
Echo Global Logistics, Inc. (Æ)	18,200	497	Mobile Mini, Inc.	25,029	1,051
EMCOR Group, Inc.	39,605	2,915	Modine Manufacturing Co. (Æ)	47,675	820
Encore Wire Corp.	24,276	1,278	Moog, Inc. Class A	12,508	1,025
Essendant, Inc. (Æ)	32,200	240	MYR Group, Inc. (Æ)	32,080	962
Esterline Technologies Corp. (Æ)	7,250	521	Navistar International Corp. (Æ)	16,300	567
ExlService Holdings, Inc. (Æ)	16,736	968	NV5 Global, Inc. (Æ)	22,462	1,322
Exponent, Inc.	68,629	5,929	Old Dominion Freight Line, Inc.	34,356	4,599
Ferroglobe Representation and Warranty			Orion Group Holdings, Inc. (Å)(Æ)	470,303	2,850
Insurance Trust(Å)(Æ)(Š)	98,500	—	Oshkosh Corp.	700	51
Fluor Corp.	3,100	183	Park-Ohio Holdings Corp.	3,881	147
Forward Air Corp.	82,148	4,435	PFSweb, Inc. (Å)(Æ)	106,806	992
Franklin Electric Co. , Inc.	17,829	731	Powell Industries, Inc.	9,494	285
FreightCar America, Inc. (Å)	290,800	4,054	PRGX Global, Inc. (Æ)	2,200	22
FTI Consulting, Inc. (Æ)	15,883	928	Primoris Services Corp.	15,800	404
Generac Holdings, Inc. (Æ)	24,900	1,121	Radiant Logistics, Inc. (Å)(Æ)	283,400	1,000
GP Strategies Corp. (Å)(Æ)	95,749	1,996	Resources Connection, Inc.	30,200	473
Granite Construction, Inc.	33,492	1,754	RPX Corp. Class A	11,050	120
Great Lakes Dredge & Dock Corp. (Å)(Æ)	970,922	4,466	Rush Enterprises, Inc. Class A(Æ)	44,252	1,807
Greenbrier Cos. , Inc. (Ñ)	16,647	730	Ryder System, Inc.	59,102	3,985
H&E Equipment Services, Inc.	13,021	421	Saia, Inc. (Æ)	23,603	1,559
Hackett Group, Inc. (The)	124,400	2,017	Scorpio Tankers, Inc.	1,088,700	2,896
Hardinge, Inc. (Æ)	25,392	466	ServiceSource International, Inc. (Æ)	290,300	1,101
Harsco Corp. (Æ)	21,953	449	Ship Finance International, Ltd. (Ñ)	74,572	1,063
Healthcare Services Group, Inc. (Ñ)	112,542	4,348	SkyWest, Inc.	20,594	1,172
HEICO Corp.	105,238	9,244	Spartan Motors, Inc.	108,132	1,930
Heidrick & Struggles International, Inc.	29,820	1,123	Spirit Airlines, Inc. (Æ)	31,900	1,139
HNI Corp.	99,029	3,307	SPX FLOW, Inc. (Æ)	1,200	54
Hub Group, Inc. Class A(Æ)	20,790	914	Square, Inc. Class A(Æ)(Ñ)	31,812	1,506
Hudson Technologies, Inc. (Æ)(Ñ)	445,387	1,951	Standex International Corp.	40,900	3,965
Hyster-Yale Materials Handling, Inc.	16,179	1,152	StealthGas, Inc. (Å)(Æ)	583,900	2,458
ICF International, Inc.	68,905	4,624	Steelcase, Inc. Class A	607,033	8,043

See accompanying notes which are an integral part of the financial statements.

108 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Strattec Security Corp. (Å)	22,311	730	Calix, Inc. (Æ)	65,714	437
SuperCom, Ltd. (Æ)(Ñ)	5,760	14	Carbonite, Inc. (Æ)	207,415	6,451
Sykes Enterprises, Inc. (Æ)	32,216	927	Cars. com, Inc. (Æ)	111,558	3,177
Team, Inc. (Æ)(Ñ)	230,000	3,899	CEVA, Inc. (Æ)	17,958	585
Terex Corp.	2,300	84	ChannelAdvisor Corp. (Æ)	10,005	133
Textainer Group Holdings, Ltd. (Æ)	6,905	119	Ciena Corp. (Æ)	41,659	1,073
Titan Machinery, Inc. (Æ)	50,270	971	Cirrus Logic, Inc. (Æ)	21,002	766
TopBuild Corp. (Æ)	6,404	510	Cloudera, Inc. (Æ)	58,579	835
TrueBlue, Inc. (Æ)	45,939	1,224	Cohu, Inc.	28,687	614
Tutor Perini Corp. (Æ)	212,147	4,381	CommerceHub, Inc. Class A(Æ)	35,372	802
UniFirst Corp.	6,530	1,049	CommerceHub, Inc. Class C(Æ)	40,977	929
Universal Truckload Services, Inc. (Å)	72,100	1,583	CommVault Systems, Inc. (Æ)	19,100	1,337
USA Truck, Inc. (Æ)	83,500	2,007	Conduent, Inc. (Æ)	291,815	5,679
Vectrus, Inc. (Æ)	8,102	292	Cornerstone OnDemand, Inc. (Æ)	90,849	4,009
Vishay Precision Group, Inc. (Æ)	82,291	2,329	Coupa Software, Inc. (Æ)	21,825	1,012
WageWorks, Inc. (Æ)	97,470	4,059	Cray, Inc. (Æ)	17,901	427
Watts Water Technologies, Inc. Class A	26,889	2,003	Cree, Inc. (Æ)	23,017	859
Welbilt, Inc. (Æ)	119,165	2,283	CSG Systems International, Inc.	27,017	1,156
Werner Enterprises, Inc.	52,300	1,794	CTS Corp.	33,269	996
WNS Holdings, Ltd. - ADR(Æ)	80,021	3,915	Daktronics, Inc.	11,700	105
Woodward, Inc.	11,106	799	Diebold Nixdorf, Inc.	221,628	3,402
YRC Worldwide, Inc. (Æ)	795,534	6,619	Digi International, Inc. (Æ)	18,401	212
		276,108	Digital Turbine, Inc. (Æ)	13,917	22
			Diodes, Inc. (Æ)	22,740	649
Technology - 13.0%			DSP Group, Inc. (Æ)	20,604	246
A10 Networks, Inc. (Æ)	15,400	94	Electro Scientific Industries, Inc. (Æ)	34,339	618
Acacia Communications, Inc. (Æ)(Ñ)	50,585	1,424	Ellie Mae, Inc. (Æ)(Ñ)	10,832	1,049
ACI Worldwide, Inc. (Æ)	37,753	878	Entegris, Inc.	31,902	1,027
ACM Research, Inc. Class A(Æ)(Ñ)	17,163	173	EPAM Systems, Inc. (Æ)	11,121	1,272
Acxiom Corp. (Æ)	130,922	3,401	ePlus, Inc. (Æ)	20,039	1,600
Adesto Technologies Corp. (Æ)	144,333	1,299	Everbridge, Inc. (Æ)	60,329	2,253
ADTRAN, Inc.	243,586	3,568	FireEye, Inc. (Æ)	426,062	7,690
Aerohive Networks, Inc. (Æ)	343,502	1,398	Five9, Inc. (Æ)	404,872	11,893
Agilysys, Inc. (Æ)	6,200	73	Fusion Telecommunications International,
Alpha & Omega Semiconductor, Ltd. (Æ)	19,100	290	Inc. (Å)(Æ)	418,552	1,310
Ambarella, Inc. (Æ)(Ñ)	21,226	989	Glu Mobile, Inc. (Æ)	111,400	488
Amkor Technology, Inc. (Æ)	61,600	510	Graham Corp.	15,384	332
Amtech Systems, Inc. (Æ)	3,800	26	GrubHub, Inc. (Æ)(Ñ)	18,423	1,863
Anixter International, Inc. (Æ)	20,570	1,212	GTT Communications, Inc. (Æ)	50,831	2,442
Apptio, Inc. Class A(Æ)	123,073	3,632	Harmonic, Inc. (Æ)	151,524	553
Aquantia Corp. (Æ)(Ñ)	107,632	1,271	Hortonworks, Inc. (Æ)	75,329	1,275
ARC Document Solutions, Inc. (Æ)	7,965	18	Imperva, Inc. (Æ)	1,600	72
Aspen Technology, Inc. (Æ)	38,579	3,386	Infinera Corp. (Æ)	57,700	676
Asure Software, Inc. (Æ)(Ñ)	52,333	792	Integrated Device Technology, Inc. (Æ)	33,470	931
Avaya Holdings Corp. (Æ)(Ñ)	204,670	4,685	InterXion Holding NV(Æ)	40,265	2,618
Avid Technology, Inc. (Æ)	85,157	382	KEYW Holding Corp. (The)(Æ)(Ñ)	232,465	1,799
Bandwidth, Inc. Class A(Æ)	32,914	1,068	Kimball Electronics, Inc. (Å)(Æ)	144,571	2,291
Bel Fuse, Inc. Class B	16,262	315	KVH Industries, Inc. (Æ)	4,811	51
Benchmark Electronics, Inc.	82,178	2,161	Lattice Semiconductor Corp. (Æ)	55,626	301
Blackbaud, Inc.	11,426	1,199	Leaf Group, Ltd. (Å)(Æ)	195,344	1,436
Blackline, Inc. (Æ)	37,003	1,532	ManTech International Corp. Class A	21,966	1,298
Blucora, Inc. (Æ)	75,467	1,962	Mattersight Corp. (Å)(Æ)	252,403	656
Bottomline Technologies de, Inc. (Æ)	73,261	2,895	Methode Electronics, Inc.	25,686	1,025
Box, Inc. Class A(Æ)	118,163	2,701	MicroStrategy, Inc. Class A(Æ)	11,550	1,472
Brightcove, Inc. (Æ)	3,726	36	Mimecast, Ltd. (Æ)	126,097	4,798
CACI International, Inc. Class A(Æ)	8,066	1,218	Mindbody Inc. Class A(Æ)	13,235	525
CalAmp Corp. (Æ)	259,903	5,133	Mitel Networks Corp. (Æ)	134,299	1,499

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 109

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
MiX Telematics, Ltd. - ADR(Ñ)	36,500	610	Twilio, Inc. Class A(Æ)(Ñ)	30,398	1,283
MKS Instruments, Inc.	12,521	1,282	Ultra Clean Holdings(Æ)	34,105	597
MobileIron, Inc. (Æ)	113,434	527	Unisys Corp. (Æ)(Ñ)	25,700	288
Model N, Inc. (Æ)	33,652	577	USA Technologies, Inc. (Æ)	323,268	2,829
MongoDB, Inc. (Æ)	12,134	437	Varonis Systems, Inc. (Æ)	93,471	6,108
Monolithic Power Systems, Inc.	10,652	1,247	VASCO Data Security International, Inc. (Æ)	119,600	1,854
NeoPhotonics Corp. (Æ)(Ñ)	505,700	2,599	Veeco Instruments, Inc. (Æ)	87,900	1,358
NETGEAR, Inc. (Æ)	17,736	981	Verint Systems, Inc. (Æ)	40,500	1,705
Nice, Ltd. - ADR(Æ)(Ñ)	25,828	2,458	ViaSat, Inc. (Æ)(Ñ)	13,626	872
Nova Measuring Instruments, Ltd. (Æ)	36,064	947	Viavi Solutions, Inc. Class W(Æ)	100,200	947
Nutanix, Inc. Class A(Æ)	41,121	2,080	Vishay Intertechnology, Inc.	50,820	897
Ooma, Inc. (Å)(Æ)	227,791	2,426	Vocera Communications, Inc. (Æ)	1,900	48
Orbotech, Ltd. (Æ)	29,510	1,724	Workiva, Inc. (Æ)	6,200	140
Paycom Software, Inc. (Æ)(Ñ)	12,371	1,413	Xcerra Corp. (Æ)	146,268	1,767
PC Connection, Inc.	38,989	1,041	Xperi Corp.	334,022	7,348
PC-Telephone, Inc. (Å)	81,630	584	Yelp, Inc. Class A(Æ)	29,620	1,328
PDF Solutions, Inc. (Æ)	50,102	559	Zynga, Inc. Class A(Æ)	107,400	371
Pegasystems, Inc.	19,820	1,210			253,601
Perceptron, Inc. (Æ)	3,400	30
Perficient, Inc. (Æ)	213,782	5,287	Utilities - 4.4%
Photronics, Inc. (Æ)	90,591	693	8x8, Inc. (Æ)	28,396	575
Pixelworks, Inc. (Æ)	37,200	159	Algonquin Power & Utilities Corp.	392,644	3,824
Plantronics, Inc.	39,150	2,550	ALLETE, Inc.	24,411	1,865
PlayAGS, Inc. (Å)(Æ)(Ñ)	129,701	2,933	American States Water Co.	96,213	5,360
Plexus Corp. (Æ)	18,165	996	Antero Midstream GP LP(Ñ)	247,105	4,255
Power Integrations, Inc.	64,272	4,358	Avista Corp.	18,468	958
Progress Software Corp.	30,700	1,134	Black Hills Corp.	16,847	955
Proofpoint, Inc. (Æ)	39,549	4,664	Boingo Wireless, Inc. (Æ)	400,049	9,384
Q2 Holdings, Inc. (Æ)	20,197	995	Bonanza Creek Energy, Inc. (Æ)	12,520	380
QAD, Inc. Class A	52,980	2,379	Chesapeake Utilities Corp.	2,700	205
Qualys, Inc. (Æ)	16,112	1,240	Cogent Communications Holdings, Inc.	74,010	3,490
Quantenna Communications, Inc. (Æ)	169,778	2,151	El Paso Electric Co.	11,700	597
Quantum Corp. (Æ)(Ñ)	73,746	289	Energy XXI Gulf Coast, Inc. (Æ)	81,000	468
Rambus, Inc. (Æ)	61,743	834	Extraction Oil & Gas, Inc. (Æ)(Ñ)	50,000	706
Rapid7, Inc. (Æ)	23,040	651	GCI Liberty, Inc. Class A(Æ)	112,569	5,021
RealPage, Inc. (Æ)	98,380	5,263	Gogo, Inc. (Æ)(Ñ)	105,477	994
Ribbon Communications, Inc. (Æ)	280,200	1,631	HighPoint Resources Corp. (Æ)	648,000	4,478
Rubicon Project, Inc. (The)(Æ)	20,400	44	Idacorp, Inc.	12,074	1,123
Rudolph Technologies, Inc. (Æ)	10,231	259	Intelsat SA(Æ)(Ñ)	17,100	167
Sanmina Corp. (Æ)	26,995	796	j2 Global, Inc.	68,946	5,472
ScanSource, Inc. (Æ)	43,498	1,492	Midstates Petroleum Co. , Inc. (Æ)	153,903	2,153
Science Applications International Corp.	29,926	2,567	New Jersey Resources Corp.	23,792	984
Seachange International, Inc. (Æ)	185,837	586	Northwest Natural Gas Co.	31,118	1,908
SecureWorks Corp. Class A(Æ)(Ñ)	5,000	55	NorthWestern Corp.	13,000	714
Semtech Corp. (Æ)	23,185	911	NRG Yield, Inc. Class A	208,977	3,680
ShotSpotter, Inc. (Æ)(Ñ)	88,598	2,458	NRG Yield, Inc. Class C	60,999	1,086
Silicon Laboratories, Inc. (Æ)	10,732	997	ONE Gas, Inc.	18,115	1,263
SMART Global Holdings, Inc. (Æ)	2,200	86	Ormat Technologies, Inc.	11,305	655
Stratasys, Ltd. (Æ)(Ñ)	30,800	590	Otter Tail Corp.	20,848	914
Super Micro Computer, Inc. (Æ)	109,263	1,934	PNM Resources, Inc.	14,900	591
Synaptics, Inc. (Æ)	3,600	157	Portland General Electric Co.	56,218	2,389
Synchronoss Technologies, Inc. (Æ)	37,400	419	Resolute Energy Corp. (Æ)(Ñ)	91,910	3,069
SYNNEX Corp.	26,758	2,680	RingCentral, Inc. Class A(Æ)	60,013	4,024
Tableau Software, Inc. Class A(Æ)	1,400	119	Sanchez Midstream Partners LP	59,752	747
Tech Data Corp. (Æ)	40,393	3,080	SilverBow Resources, Inc. (Æ)	6,261	192
TechTarget, Inc. (Æ)	36,469	760	South Jersey Industries, Inc. (Ñ)	65,559	2,026
TeleNav, Inc. (Æ)	35,917	185	Southwest Gas Holdings, Inc.	27,652	2,018

See accompanying notes which are an integral part of the financial statements.

110 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($) or		Value
	Shares		$
Spire, Inc.	13,257		956
Telephone & Data Systems, Inc.	9,500		260
Unitil Corp.	14,800		719
US Cellular Corp. (Æ)	7,050		279
Vistra Energy Corp. (Æ)	127,597		2,916
WGL Holdings, Inc.	12,066		1,027
Whiting Petroleum Corp. (Æ)	12,725		519
			85,366
Total Common Stocks
(cost $1,581,723)			1,863,210
Investments in Other Funds - 0.1%
Financial Services - 0.1%
SPDR S&P Biotech ETF	27,083		2,356
Total Investments in Other Funds
(cost $1,849)			2,356
Warrants & Rights - 0.0%
TETRA Technologies, Inc. (Æ)(Š)
2021 Warrants	93,700		—
Total Warrants & Rights
(cost $21)			—
Short-Term Investments - 4.4%
U. S. Cash Management Fund(@)	81,836,008	(8)	81,836
United States Treasury Bills
1.880% due 08/16/18 (~)(§)	3,600		3,580
Total Short-Term Investments
(cost $85,419)			85,416
Other Securities - 10.3%
U. S. Cash Collateral Fund(×)(@)	201,969,126	(8)	201,969
Total Other Securities
(cost $201,969)			201,969
Total Investments 110.4%
(identified cost $1,870,981)			2,152,951
Other Assets and Liabilities, Net
-(10.4%)			(203,135)
Net Assets - 100.0%			1,949,816

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 111

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
7.3%
AH Belo Corp.	01/14/16	110,492	5.20	575	619
Allied Motion Technologies, Inc.	01/12/15	61,637	19.93	1,228	2,457
Ardmore Shipping Corp.	07/07/15	514,300	8.28	4,257	4,114
Armstrong Flooring, Inc.	01/27/16	184,536	14.11	2,604	2,279
Armstrong Flooring, Inc.	09/27/16	58,933	16.90	996	728
Ashford, Inc.	12/10/14	13,494	83.98	1,133	1,199
B. Riley Financial, Inc.	09/18/17	129,676	17.54	2,275	2,678
Capital City Bank Group, Inc.	11/17/14	5,990	14.76	88	134
Capital City Bank Group, Inc.	09/22/17	61,700	22.44	1,385	1,381
Capstar Financial Holdings, Inc.	09/22/16	49,703	17.23	856	949
Century Bancorp, Inc.	09/22/17	19,000	80.75	1,534	1,520
Civista Bancshares, Inc.	02/01/17	60,034	20.47	1,241	1,377
Civista Bancshares, Inc.	04/06/17	24,133	21.97	530	554
Civista Bancshares, Inc.	03/20/18	2,200	22.77	50	50
CPI Aerostructures, Inc.	06/04/13	50,036	10.17	509	478
CPI Aerostructures, Inc.	09/25/17	34,800	9.20	320	332
CRA International, Inc.	12/21/15	16,650	18.81	313	940
CRA International, Inc.	03/29/17	66,612	36.21	2,412	3,762
Delta Apparel, Inc.	06/05/15	60,009	15.46	928	1,086
Dixie Group, Inc. (The)	11/10/17	292,000	3.83	1,119	876
EVINE Live, Inc.	09/29/17	572,500	1.16	664	664
Ferroglobe Representation and Warranty Insurance Trust	09/27/16	98,500	—	—	—
First of Long Island Corp. (The)	09/12/17	80,700	29.04	2,343	2,139
FreightCar America, Inc.	01/13/16	282,200	15.27	4,309	3,934
FreightCar America, Inc.	05/09/17	8,600	17.26	148	120
Full House Resorts, Inc.	10/03/13	698,294	2.30	1,606	2,255
Fusion Telecommunications International, Inc.	09/21/17	418,552	2.67	1,119	1,310
GP Strategies Corp.	03/29/17	68,024	24.27	1,651	1,418
GP Strategies Corp.	11/21/17	27,725	23.61	655	578
Great Lakes Dredge & Dock Corp.	03/11/15	632,200	4.86	3,071	2,908
Great Lakes Dredge & Dock Corp.	05/18/17	338,722	4.52	1,531	1,558
Hallmark Financial Services, Inc.	06/08/15	10,475	11.37	119	108
Hallmark Financial Services, Inc.	09/12/17	179,100	11.27	2,019	1,839
Independent Bank Corp.	12/08/14	108,541	13.17	1,430	2,594
Independent Bank Corp.	09/12/17	99,300	20.68	2,053	2,373
Independent Bank Corp.	02/01/18	18,800	23.85	448	449
Information Services Group, Inc.	02/26/15	372,619	3.74	1,395	1,617
iRadimed Corp.	10/26/17	28,000	12.99	364	489
J Alexander's Holdings, Inc.	09/29/15	264,336	9.74	2,574	3,159
J Alexander's Holdings, Inc.	04/17/17	3,440	10.89	37	41
Joint Corp. (The)	09/25/17	105,200	4.90	515	792
Kearny Financial Corp.	11/10/15	646,937	12.11	8,278	9,091
Kimball Electronics, Inc.	02/09/15	144,571	13.32	1,925	2,291
Landec Corp.	03/10/16	101,200	11.74	1,188	1,346
Leaf Group, Ltd.	02/08/18	195,344	7.58	1,480	1,436
Lee Enterprises, Inc.	10/19/17	743,590	2.37	1,761	1,747
Mattersight Corp.	09/22/17	252,403	2.87	724	656
MDC Partners, Inc.	09/29/16	645,800	7.47	4,826	4,876
MDC Partners, Inc.	03/02/17	138,789	9.25	1,283	1,048
NeoGenomics, Inc.	01/23/15	157,770	3.94	622	1,511
NeoGenomics, Inc.	03/29/17	821,271	8.30	6,820	7,868
NeoGenomics, Inc.	05/30/17	110,643	8.77	971	1,060
Northeast Bancorp	05/11/17	8,610	19.99	172	168
Northeast Bancorp	09/12/17	80,600	22.22	1,791	1,572
Old Second Bancorp, Inc.	09/12/17	219,900	12.22	2,687	3,145
Old Second Bancorp, Inc.	02/05/18	1,300	13.80	18	19
Ooma, Inc.	02/19/16	23,891	7.18	171	254
Ooma, Inc.	05/06/16	203,900	9.25	1,886	2,172
Orion Group Holdings, Inc.	08/25/15	350,490	6.77	2,374	2,124
Orion Group Holdings, Inc.	05/06/16	14,746	5.57	82	89
Orion Group Holdings, Inc.	10/07/16	105,067	7.31	768	637
PCSB Financial Corp.	04/26/17	114,705	16.52	1,895	2,325
PC-Telephone, Inc.	10/25/17	81,630	7.39	603	584

See accompanying notes which are an integral part of the financial statements.

112 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
Peak Resorts, Inc.	12/14/17	137,213	5.38	738	638
PFSweb, Inc.	06/22/17	106,806	8.15	871	992
PlayAGS, Inc.	01/26/18	129,701	16.00	2,408	2,933
Points International, Ltd.	09/25/17	42,200	11.47	484	447
Pzena Investment Management, Inc.	03/29/17	206,355	9.85	2,032	1,808
Radiant Logistics, Inc.	10/27/17	283,400	4.90	1,390	1,000
SeaSpine Holdings Corp.	03/29/17	214,056	9.25	1,979	2,464
SeaSpine Holdings Corp.	09/06/17	11,800	11.06	131	136
Silvercrest Asset Management Group, Inc.	09/22/17	91,400	13.81	1,262	1,408
StealthGas, Inc.	03/11/15	583,900	4.09	2,390	2,458
Strattec Security Corp.	06/20/17	22,311	36.67	818	730
Superior Uniform Group, Inc.	06/16/15	162,662	16.88	2,746	4,363
TravelCenters of America LLC	03/29/17	533,200	4.83	2,575	1,946
Trinity Biotech PLC	03/11/15	310,800	9.91	3,080	1,442
Tropicana Entertainment, Inc.	12/16/16	42,823	38.07	1,630	3,030
United Financial Bancorp, Inc.	09/10/13	226,800	17.30	3,924	3,749
United Financial Bancorp, Inc.	09/12/13	46,385	12.61	585	767
United Financial Bancorp, Inc.	11/13/13	11,024	11.81	130	182
Universal Stainless & Alloy Products, Inc.	09/12/17	76,060	19.93	1,516	2,232
Universal Truckload Services, Inc.	09/15/17	72,100	20.67	1,490	1,583
Urban One, Inc.	02/18/14	397,701	2.58	1,026	736
US Auto Parts Network, Inc.	05/23/17	415,518	3.14	1,306	748
Utah Medical Products, Inc.	12/08/14	19,907	57.40	1,143	2,022
VBI Vaccines, Inc.	09/08/17	275,285	3.75	1,032	862
					142,553
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts
Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
Long Positions
Russell 2000 Mini Index Futures			627	USD	48,398	06/18	(1,252)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(1,252)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$290,011	$—	$—		$—	$290,011	14.9
Consumer Staples	60,171	—	—		—	60,171	3.1
Energy	65,331	—	—		—	65,331	3.3
Financial Services	459,454	—	—		—	459,454	23.5
Health Care	247,058	—	—		—	247,058	12.7
Materials and Processing	126,110	—	—		—	126,110	6.5
Producer Durables	276,108	—	—		—	276,108	14.2

See accompanying notes which are an integral part of the financial statements.

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U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Technology	253,601	—	—	—	253,601	13.0
Utilities	85,366	—	—	—	85,366	4.4
Investments in Other Funds	2,356	—	—	—	2,356	0.1
Warrants & Rights	—	—	—	—	—	— *
Short-Term Investments	—	3,580	—	81,836	85,416	4.4
Other Securities	—	—	—	201,969	201,969	10.3
Total Investments	1,865,566	3,580	—	283,805	2,152,951	110.4
Other Assets and Liabilities, Net						(10.4)
						100.0
Other Financial Instruments

Liabilities
Futures Contracts	(1,252)	—	—	—	(1,252)	(0.1)
Total Other Financial Instruments**	$(1,252)	$—	$—	$—	$(1,252)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2018, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

114 U.S. Small Cap Equity Fund

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U.S. Small Cap Equity Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures*	$1,252
Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations- Net realized gain (loss)
Futures contracts	$6,320
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(3,496)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

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U.S. Small Cap Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$196,441	$—	$196,441
Futures Contracts	Receivable from Broker for Futures	778	—	778
Total Financial and Derivative Assets		197,219	—	197,219
Financial and Derivative Assets not subject to a netting agreement		(778)	—	(778)
Total Financial and Derivative Assets subject to a netting agreement		$196,441	$—	$196,441

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$14,274	$—	$14,274	$—
Citigroup	20,284	—	20,284	—
Credit Suisse	14,628	—	14,628	—
Deutsche Bank	5,649	—	5,649	—
Goldman Sachs	55,065	—	55,065	—
HSBC	23,897	—	23,897	—
ING	9,127	—	9,127	—
Merrill Lynch	51,202	—	51,202	—
Newedge	1,999	—	—	1,999
Societe Generale	316	—	316	—
Total	$196,441	$—	$194,442	$1,999

See accompanying notes which are an integral part of the financial statements.

116 U.S. Small Cap Equity Fund

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U.S. Small Cap Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2018 (Unaudited)

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures	$473	$—	$473
Total Financial and Derivative Liabilities		473	—	473
Financial and Derivative Liabilities not subject to a netting agreement		(473)	—	(473)
Total Financial and Derivative Liabilities subject to a netting agreement		$—	$—	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

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U.S. Small Cap Equity Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,870,981
Investments, at fair value(*)(>)	2,152,951
Receivables:
Dividends and interest	458
Dividends from affiliated funds	130
Investments sold	6,485
Fund shares sold	1,550
From broker(a)(b)	825
Prepaid expenses	16
Total assets	2,162,415

Liabilities
Payables:
Due to broker (c)(d)	1,299
Investments purchased	6,759
Fund shares redeemed	848
Accrued fees to affiliates	1,441
Other accrued expenses	283
Payable upon return of securities loaned	201,969
Total liabilities	212,599

Net Assets	$1,949,816

See accompanying notes which are an integral part of the financial statements.

118 U.S. Small Cap Equity Fund

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U.S. Small Cap Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$701
Accumulated net realized gain (loss)	65,421
Unrealized appreciation (depreciation) on:
Investments	281,970
Futures contracts	(1,252)
Shares of beneficial interest	613
Additional paid-in capital	1,602,363
Net Assets	$1,949,816

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$31.48
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$33.40
Class A — Net assets	$18,990,036
Class A — Shares outstanding ($. 01 par value)	603,188
Net asset value per share: Class C(#)	$29.50
Class C — Net assets	$18,741,050
Class C — Shares outstanding ($. 01 par value)	635,251
Net asset value per share: Class E(#)	$31.67
Class E — Net assets	$2,904,546
Class E — Shares outstanding ($. 01 par value)	91,715
Net asset value per share: Class M(#)	$31.82
Class M — Net assets	$34,860,876
Class M — Shares outstanding ($. 01 par value)	1,095,470
Net asset value per share: Class R6(#)	$31.84
Class R6 — Net assets	$2,521,207
Class R6 — Shares outstanding ($. 01 par value)	79,172
Net asset value per share: Class S(#)	$31.83
Class S — Net assets	$1,489,092,869
Class S — Shares outstanding ($. 01 par value)	46,778,500
Net asset value per share: Class Y(#)	$31.85
Class Y — Net assets	$382,705,750
Class Y — Shares outstanding ($. 01 par value)	12,014,447
Amounts in thousands
(*) Securities on loan included in investments	$196,441
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$283,805

(a) Receivable from Broker for Futures	$47
(b) Receivable Variation Margin for Futures	$778
(c) Due to Broker for Futures	$826
(d) Payables Variation Margin for Futures	$473
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

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U.S. Small Cap Equity Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$11,212
Dividends from affiliated funds	803
Interest	25
Securities lending income (net)	1,046
Total investment income	13,086

Expenses
Advisory fees	6,915
Administrative fees	474
Custodian fees	127
Distribution fees - Class A	24
Distribution fees - Class C	75
Transfer agent fees - Class A	19
Transfer agent fees - Class C	20
Transfer agent fees - Class E	3
Transfer agent fees - Class M	33
Transfer agent fees - Class R6	1
Transfer agent fees - Class S	1,488
Transfer agent fees - Class Y	9
Professional fees	57
Registration fees	68
Shareholder servicing fees - Class C	25
Shareholder servicing fees - Class E	4
Trustees’ fees	30
Printing fees	101
Miscellaneous	17
Expenses before reductions	9,490
Expense reductions	(321)
Net expenses	9,169
Net investment income (loss)	3,917

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	96,991
Investments in affiliated funds	(11)
Futures contracts	6,320
Net realized gain (loss)	103,300
Net change in unrealized appreciation (depreciation) on:
Investments	(39,035)
Futures contracts	(3,496)
Net change in unrealized appreciation (depreciation)	(42,531)
Net realized and unrealized gain (loss)	60,769
Net Increase (Decrease) in Net Assets from Operations	$64,686

See accompanying notes which are an integral part of the financial statements.

120 U.S. Small Cap Equity Fund

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U.S. Small Cap Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,917	$4,709
Net realized gain (loss)	103,300	257,273
Net change in unrealized appreciation (depreciation)	(42,531)	172,237
Net increase (decrease) in net assets from operations	64,686	434,219
Distributions
From net investment income
Class A	—	(63)
Class C	—	—**
Class E	—	(60)
Class I(1)	—	(930)
Class M(2)	(90)	—
Class R6	(8)	(3)
Class S	(2,230)	(5,911)
Class Y	(1,196)	(2,657)
From net realized gain
Class A	(2,094)	(47)
Class C	(2,437)	(54)
Class E	(328)	(56)
Class I(1)	—	(334)
Class M(2)	(3,571)	—
Class R6	(312)	(1)
Class S	(164,572)	(2,479)
Class Y	(45,936)	(805)
Net decrease in net assets from distributions	(222,774)	(13,400)

Share Transactions*
Net increase (decrease) in net assets from share transactions	116,731	(120,048)
Total Net Increase (Decrease) in Net Assets	(41,357)	300,771

Net Assets
Beginning of period	1,991,173	1,690,402
End of period	$1,949,816	$1,991,173
Undistributed (overdistributed) net investment income included in net assets	$701	$308
** Less than $500.

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 121

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U.S. Small Cap Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	42	$1,349	49	$1,552
Proceeds from reinvestment of distributions	65	2,058	4	110
Payments for shares redeemed	(56)	(1,829)	(253)	(7,957)
Net increase (decrease)	51	1,578	(200)	(6,295)
Class C
Proceeds from shares sold	13	401	28	841
Proceeds from reinvestment of distributions	82	2,428	2	54
Payments for shares redeemed	(108)	(3,295)	(245)	(7,386)
Net increase (decrease)	(13)	(466)	(215)	(6,491)
Class E
Proceeds from shares sold	9	278	40	1,253
Proceeds from reinvestment of distributions	10	323	4	112
Payments for shares redeemed	(11)	(346)	(840)	(26,211)
Net increase (decrease)	8	255	(796)	(24,846)
Class I(1)
Proceeds from shares sold	—	—	279	8,816
Proceeds from reinvestment of distributions	—	—	39	1,235
Payments for shares redeemed	—	—	(5,680)	(180,221)
Net increase (decrease)	—	—	(5,362)	(170,170)
Class M(2)
Proceeds from shares sold	289	9,618	850	28,360
Proceeds from reinvestment of distributions	114	3,661	—	—
Payments for shares redeemed	(134)	(4,382)	(24)	(815)
Net increase (decrease)	269	8,897	826	27,545
Class R6
Proceeds from shares sold	1	21	71	2,219
Proceeds from reinvestment of distributions	10	320	— **	4
Payments for shares redeemed	(12)	(384)	(5)	(158)
Net increase (decrease)	(1)	(43)	66	2,065
Class S
Proceeds from shares sold	3,537	115,567	14,881	478,976
Proceeds from reinvestment of distributions	5,180	165,601	264	8,330
Payments for shares redeemed	(4,906)	(161,354)	(11,482)	(366,206)
Net increase (decrease)	3,811	119,814	3,663	121,100
Class Y
Proceeds from shares sold	73	2,251	5,313	171,740
Proceeds from reinvestment of distributions	1,474	47,133	110	3,462
Payments for shares redeemed	(1,886)	(62,688)	(7,211)	(238,158)
Net increase (decrease)	(339)	(13,304)	(1,788)	(62,956)
Total increase (decrease)	3,786	$116,731	(3,806)	$(120,048)

(1)     For the period November 1, 2016 to August 18, 2017 (date of reclassification).
(2)     For the period March 16, 2017 (inception date) to October 31, 2017.
** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

122 U.S. Small Cap Equity Fund

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Russell Investment Company
U.S. Small Cap Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2018*	34.30	. 01	1.05	1.06	—	(3.88)
October 31, 2017	27.32	(. 01)	7.14	7.13	(. 09)	(. 06)
October 31, 2016	28.33	. 10	. 88	. 98	(. 12)	(1.87)
October 31, 2015	30.93	. 06	(. 50)	(. 44)	(. 02)	(2.14)
October 31, 2014	33.31	. 04	2.13	2.17	(. 05)	(4.50)
October 31, 2013	23.77	. 16	9.55	9.71	(. 17)	—

Class C
April 30, 2018*	32.48	(. 10)	1.00	. 90	—	(3.88)
October 31, 2017	26.00	(. 24)	6.78	6.54	—	(. 06)
October 31, 2016	27.13	(. 10)	. 84	. 74	—	(1.87)
October 31, 2015	29.89	(. 16)	(. 46)	(. 62)	—	(2.14)
October 31, 2014	32.51	(. 20)	2.08	1.88	—	(4.50)
October 31, 2013	23.22	(. 04)	9.33	9.29	—	—

Class E
April 30, 2018*	34.48	. 01	1.06	1.07	—	(3.88)
October 31, 2017	27.45	. 07	7.09	7.16	(. 07)	(. 06)
October 31, 2016	28.45	. 10	. 88	. 98	(. 11)	(1.87)
October 31, 2015	31.03	. 06	(. 49)	(. 43)	(. 01)	(2.14)
October 31, 2014	33.39	. 04	2.13	2.17	(. 03)	(4.50)
October 31, 2013	23.84	. 17	9.56	9.73	(. 18)	—

Class M
April 30, 2018*	34.66	. 08	1.06	1.14	(. 10)	(3.88)
October 31, 2017(9)	31.94	. 01	2.71	2.72	—	—

Class R6
April 30, 2018*	34.67	. 08	1.07	1.15	(. 10)	(3.88)
October 31, 2017	27.61	. 09	7.24	7.33	(. 21)	(. 06)
October 31, 2016(5)	23.87	. 13	3.61	3.74	—	—

Class S
April 30, 2018*	34.64	. 06	1.07	1.13	(. 06)	(3.88)
October 31, 2017	27.57	. 07	7.22	7.29	(. 16)	(. 06)
October 31, 2016	28.59	. 16	. 89	1.05	(. 20)	(1.87)
October 31, 2015	31.19	. 14	(. 51)	(. 37)	(. 09)	(2.14)
October 31, 2014	33.53	. 10	2.17	2.27	(. 11)	(4.50)
October 31, 2013	23.94	. 23	9.59	9.82	(. 23)	—

Class Y
April 30, 2018*	34.69	. 09	1.06	1.15	(. 11)	(3.88)
October 31, 2017	27.61	. 13	7.23	7.36	(. 22)	(. 06)
October 31, 2016	28.64	. 22	. 88	1.10	(. 26)	(1.87)
October 31, 2015	31.24	. 20	(. 51)	(. 31)	(. 15)	(2.14)
October 31, 2014	33.58	. 17	2.16	2.33	(. 17)	(4.50)
October 31, 2013	23.97	. 32	9.57	9.89	(. 28)	—

See accompanying notes which are an integral part of the financial statements.

124 U.S. Small Cap Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)(k)
(3.88)	31.48	3.04	18,990	1.24	1.24	. 08	33
(. 15)	34.30	26.15	18,935	1.25	1.25	(. 04)	109
(1.99)	27.32	3.99	20,554	1.25	1.25	. 37	98
(2.16)	28.33	(1.72)	23,410	1.25	1.25	. 20	95
(4.55)	30.93	6.70	25,406	1.25	1.25	. 09	86
(. 17)	33.31	41.08	23,677	1.25	1.25	. 58	111

(3.88)	29.50	2.69	18,741	1.99	1.99	(. 66)	33
(. 06)	32.48	25.19	21,072	2.00	2.00	(. 79)	109
(1.87)	26.00	3.19	22,459	2.00	2.00	(. 38)	98
(2.14)	27.13	(2.42)	27,794	2.00	2.00	(. 55)	95
(4.50)	29.89	5.91	33,003	2.00	2.00	(. 66)	86
—	32.51	40.01	32,285	2.00	2.00	(. 15)	111

(3.88)	31.67	3.05	2,905	1.24	1.24	. 08	33
(. 13)	34.48	26.14	2,889	1.25	1.25	. 21	109
(1.98)	27.45	3.96	24,161	1.25	1.25	. 36	98
(2.15)	28.45	(1.68)	32,486	1.25	1.25	. 20	95
(4.53)	31.03	6.71	42,588	1.25	1.25	. 09	86
(. 18)	33.39	41.10	32,126	1.24	1.23	. 60	111

(3.98)	31.82	3.25	34,861	. 99	. 85	. 47	33
—	34.66	8.52	28,644	1.00	. 86	. 03	109

(3.98)	31.84	3.28	2,521	. 84	. 82	. 51	33
(. 27)	34.67	26.69	2,788	. 85	. 83	. 28	109
—	27.61	15.67	401	. 85	. 83	. 68	98

(3.94)	31.83	3.20	1,489,092	. 99	. 95	. 38	33
(. 22)	34.64	26.51	1,488,373	1.00	. 97	. 22	109
(2.07)	27.57	4.22	1,083,721	1.00	1.00	. 62	98
(2.23)	28.59	(1.46)	1,335,636	1.00	1.00	. 45	95
(4.61)	31.19	7.01	1,512,046	1.00	1.00	. 33	86
(. 23)	33.53	41.38	1,034,016	1.00	1.00	. 81	111

(3.99)	31.85	3.30	382,706	. 79	. 79	. 54	33
(. 28)	34.69	26.74	428,472	. 80	. 80	. 40	109
(2.13)	27.61	4.42	390,468	. 80	. 80	. 81	98
(2.29)	28.64	(1.26)	476,814	. 80	. 80	. 65	95
(4.67)	31.24	7.17	638,778	. 80	. 80	. 51	86
(. 28)	33.58	41.67	327,958	. 80	. 80	1.13	111

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 125

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U.S. Small Cap Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:

Advisory fees	$1,130,782
Administration fees	77,554
Distribution fees	15,625
Shareholder servicing fees	4,520
Transfer agent fees	206,836
Trustee fees	5,887
$1,441,204

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$144,156	$337,947	$280,134	$—	$—	$201,969	$1,095	$—
U. S. Cash Management Fund	103,047	364,758	385,958	(11)	—	81,836	803	—
	$247,203	$702,705	$666,092	$(11)	$—	$283,805	$1,898	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$1,901,200,332
Unrealized Appreciation	$317,081,868
Unrealized Depreciation	(66,584,085)
Net Unrealized Appreciation (Depreciation)	$250,497,783

See accompanying notes which are an integral part of the financial statements.

126 U.S. Small Cap Equity Fund

Russell Investment Company
International Developed Markets Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$1,025.60	$1,018.74
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.13	$6.11

Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2018	$1,021.70	$1,015.03
	Expenses Paid During Period*	$9.88	$9.84
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.97%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2017	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2018	$1,025.60	$1,018.74
of other funds.	Expenses Paid During Period*	$6.13	$6.11

* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

International Developed Markets Fund 127

Russell Investment Company
International Developed Markets Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,027.50	$1,020.68
Expenses Paid During Period*	$4.17	$4.16

* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,026.90	$1,020.18
Expenses Paid During Period*	$4.67	$4.66

* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,027.90	$1,020.98
Expenses Paid During Period*	$3.87	$3.86

* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

128 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 91.5%			Anheuser-Busch InBev SA(Ñ)	66,307	6,565
Australia - 2.6%			Anheuser-Busch InBev SA - ADR	57,508	5,755
AGL Energy, Ltd.	204,093	3,329	Cie d'Entreprises CFE	8,916	1,113
Ansell, Ltd. - GDR	2,600	51	Colruyt SA	21,241	1,194
Aristocrat Leisure, Ltd.	424,373	8,521	Groupe Bruxelles Lambert SA	16,670	1,903
Australia & New Zealand Banking			KBC Groep NV	197,453	17,206
Group, Ltd. - ADR	94,843	1,910	Proximus	59,193	1,807
Bank of Queensland, Ltd.	63,959	482	Solvay SA	15,439	2,146
Bendigo & Adelaide Bank, Ltd.	66,757	531	UCB SA	62,193	4,687
BGP Holdings PLC(Å)(Æ)(Š)	559,805	—			50,762
BHP Billiton, Ltd. - ADR	29,838	695
BlueScope Steel, Ltd.	66,300	815	Canada - 4.1%
Brambles, Ltd.	107,757	799	Atco, Ltd. Class I	7,500	227
Coca-Cola Amatil, Ltd.	157,600	1,099	Bank of Montreal	43,973	3,339
Commonwealth Bank of Australia - ADR	82,369	4,438	Bank of Nova Scotia (The)	54,011	3,320
Computershare, Ltd.	86,000	1,094	BCE, Inc.	39,694	1,685
Crown Resorts, Ltd.	4,900	48	Brookfield Asset Management, Inc.
CSL, Ltd.	75,040	9,581	Class A	23,995	951
Dexus Property Group(Æ)(ö)	81,300	579	BRP, Inc.	20,700	837
Fortescue Metals Group, Ltd.	120,493	412	CAE, Inc.	53,100	1,004
GPT Group (The)(ö)	148,784	541	Canadian Imperial Bank of Commerce	63,744	5,552
Investa Office Fund(ö)	29,600	98	Canadian National Railway Co.	45,699	3,530
LendLease Group	46,260	621	Canadian Natural Resources, Ltd.	101,126	3,648
Macquarie Group, Ltd.	135,533	11,007	Canadian Tire Corp. , Ltd. Class A	20,782	2,832
Metcash, Ltd.	67,700	183	Canfor Corp. (Æ)	20,100	462
Mineral Resources, Ltd.	4,100	55	Celestica, Inc. (Æ)	349,949	4,024
Mirvac Group(ö)	1,085,378	1,826	Cenovus Energy, Inc.	245,456	2,458
National Australia Bank, Ltd. - ADR	73,749	1,602	CGI Group, Inc. Class A(Æ)	36,000	2,086
Newcrest Mining, Ltd.	227,100	3,603	Constellation Software, Inc.	5,401	3,860
Qantas Airways, Ltd. (Æ)	132,300	573	Empire Co. , Ltd. Class A	56,300	1,089
QBE Insurance Group, Ltd.	56,788	425	Encana Corp.	368,677	4,591
Sandfire Resources NL	102,479	610	Enerplus Corp.	10,300	120
Sims Metal Management, Ltd.	6,700	81	Fairfax Financial Holdings, Ltd.	2,319	1,284
South32, Ltd.	208,965	582	First Quantum Minerals, Ltd.	250,186	3,605
Stockland(ö)	595,274	1,852	Fortis, Inc.	28,184	946
Suncorp Group, Ltd.	41,311	435	George Weston, Ltd.	10,500	860
Telstra Corp. , Ltd.	494,886	1,179	Granite Real Estate Investment Trust(ö)	1,300	51
Treasury Wine Estates, Ltd.	126,600	1,805	Great-West Lifeco, Inc.	50,508	1,347
Vicinity Centres(Æ)(ö)	906,478	1,662	H&R Real Estate Investment Trust(ö)	48,100	772
Wesfarmers, Ltd. (Æ)	196,466	6,452	Imperial Oil, Ltd.	25,170	783
Westpac Banking Corp.	98,581	2,118	Industrial Alliance Insurance &
Whitehaven Coal, Ltd.	159,600	550	Financial Services, Inc.	17,711	744
Woodside Petroleum, Ltd.	17,953	434	Intact Financial Corp.	27,392	2,089
Woolworths Group, Ltd.	117,845	2,466	Loblaw Cos. , Ltd.	68,899	3,504
		75,144	Magna International, Inc. Class A	28,726	1,697
			Manulife Financial Corp.	116,423	2,197
Austria - 0.6%			Maple Leaf Foods, Inc.	5,300	128
ams AG	31,186	2,574	MEG Energy Corp. Class A(Æ)	30,300	157
Andritz AG	132,710	7,131	National Bank of Canada	64,354	3,056
Erste Group Bank AG	44,836	2,190	Nutrien, Ltd.	135,065	6,149
Immofinanz AG	495,305	1,299	Parex Resources, Inc. (Æ)	39,300	676
OMV AG	28,171	1,745	Power Corp. of Canada	40,307	958
Voestalpine AG	35,729	1,880	Power Financial Corp.	18,177	472
		16,819	RioCan Real Estate Investment Trust(ö)	104,887	1,907
			Rogers Communications, Inc. Class B	131,242	6,195
Belgium - 1.7%			Royal Bank of Canada - GDR	118,704	9,028
Ageas	156,828	8,386	Saputo, Inc. - ADR	3,000	97

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 129

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
SmartCentres Real Estate Investment			Finland - 0.7%
Trust(ö)	13,800	310	Fortum OYJ	101,264	2,331
Stars Group, Inc. (The)(Æ)	22,500	700	Kesko OYJ Class B	23,339	1,371
Sun Life Financial, Inc.	97,767	4,036	Outokumpu OYJ	145,547	942
Suncor Energy, Inc.	26,999	1,032	Sampo OYJ Class A	21,405	1,151
Teck Resources, Ltd. Class B	60,898	1,529	Stora Enso OYJ Class R	147,680	2,918
TELUS Corp.	72,100	2,580	Tikkurila OYJ(Å)(Ñ)	151,093	2,728
TFI International, Inc. (Æ)	21,600	625	UPM-Kymmene OYJ	214,038	7,635
Toronto Dominion Bank	219,507	12,328	Valmet OYJ	25,078	476
West Fraser Timber Co. , Ltd.	18,278	1,238			19,552
		118,695
			France - 9.0%
Cayman Islands - 1.2%			Air Liquide SA Class A	128,306	16,670
Baidu, Inc. - ADR(Æ)	5,295	1,329	Airbus Group SE	4,038	473
Melco Crown Entertainment, Ltd. - ADR	176,475	5,508	Arkema SA	11,959	1,563
Sands China, Ltd.	846,315	4,884	Atos SE	23,186	3,124
Sunny Optical Technology Group Co. ,			AXA SA	164,753	4,710
Ltd.	224,307	3,663	BNP Paribas SA	152,436	11,748
Tencent Holdings, Ltd.	408,532	20,057	Bouygues SA - ADR	105,731	5,369
		35,441	Bureau Veritas SA	173,263	4,513
			Carrefour SA	80,579	1,649
China - 1.7%			Christian Dior SE	175	74
Alibaba Group Holding, Ltd. - ADR(Æ)	88,076	15,725	Cie de Saint-Gobain	72,770	3,801
Bank of China, Ltd. Class H	2,160,000	1,171	Credit Agricole SA	468,867	7,703
China Construction Bank Corp. Class H	1,132,000	1,187	Danone SA	160,457	12,936
Industrial & Commercial Bank of China,			Dassault Aviation SA	1,235	2,463
Ltd. Class H	1,355,000	1,192	Derichebourg SA	45,842	403
Lenovo Group, Ltd.	18,110,000	8,597	Eiffage SA	6,154	731
New Oriental Education & Technology			Engie SA	585,079	10,253
Group, Inc. - ADR	30,865	2,773	Faurecia	7,455	608
PetroChina Co. , Ltd. Class H	1,698,000	1,246	Gecina SA(ö)	4,871	842
Ping An Insurance Group Co. of China,			Hermes International	7,685	4,965
Ltd. Class H	1,317,888	12,870	Kering	915	528
Tingyi Cayman Islands Holding Corp.	424,000	803	Legrand SA - ADR	10,251	795
Weibo Corp. - ADR(Æ)	26,246	3,006	L'Oreal SA(Ñ)	72,786	17,432
Weichai Power Co. , Ltd. Class H	1,039,000	1,208	LVMH Moet Hennessy Louis Vuitton
		49,778	SE - ADR	2,173	756
			Mercialys SA(Ñ)(ö)	83,394	1,595
Curacao - 0.0%			Natixis SA	199,238	1,629
HAL Trust	6,168	1,139	Orange SA - ADR	122,870	2,234
			Pernod Ricard SA	12,042	1,997
Denmark - 1.4%			Peugeot SA	141,889	3,492
AP Moller - Maersk A/S Class B	4,223	6,762	Publicis Groupe SA - ADR	189,103	14,133
Danske Bank A/S	327,698	11,418	Renault SA	21,561	2,333
DSV A/S	59,128	4,680	Rexel SA Class H	747,748	11,565
Genmab A/S(Æ)	15,079	3,049	Safran SA	105,947	12,426
H Lundbeck A/S	46,690	2,714	Sanofi - ADR(Ñ)	308,755	24,370
Jyske Bank A/S	9,765	586	Schneider Electric SE	184,158	16,635
Novo Nordisk A/S Class B	17,099	803	SCOR SE - ADR(Ñ)	41,196	1,672
Oersted A/S(Þ)	16,810	1,106	Societe Generale SA	73,229	4,012
Pandora A/S	15,607	1,734	Sopra Steria Group	718	153
Royal Unibrew A/S	9,312	617	Television Francaise 1	94,075	1,171
Scandinavian Tobacco Group A/S(Å)	362,100	6,052	Thales SA	36,701	4,643
Sydbank A/S	5,728	212	Total SA	340,159	21,360
TDC A/S(Æ)	212,063	1,725	Unibail-Rodamco SE(ö)	8,186	1,960
		41,458	Vallourec SA(Æ)	989,124	5,950
			Vicat SA(Å)	106,992	7,872

See accompanying notes which are an integral part of the financial statements.

130 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Vinci SA(Ñ)	79,155	7,904	Hang Seng Bank, Ltd.	346,082	8,754
		263,215	Henderson Land Development Co. , Ltd.	235,400	1,492
			HKT Trust & HKT, Ltd.	825,000	1,085
Germany - 5.2%			Hong Kong Exchanges & Clearing, Ltd.	17,200	558
adidas AG	21,971	5,402	Hongkong Land Holdings, Ltd.	264,300	1,918
Allianz SE	28,685	6,786	Hysan Development Co. , Ltd.	193,000	1,124
AURELIUS Equity Opportunities SE &			Jardine Matheson Holdings, Ltd.	16,900	1,026
Co. KGaA	5,565	422	Jardine Strategic Holdings, Ltd.	11,500	435
BASF SE	44,994	4,674	Kerry Properties, Ltd.	191,500	915
Bayer AG	32,314	3,868	Link Real Estate Investment Trust(ö)	522,500	4,616
Bayerische Motoren Werke AG	22,957	2,562	New World Development Co. , Ltd.	564,000	828
Beiersdorf AG	74,209	8,409	Sino Land Co. , Ltd.	522,000	902
Commerzbank AG(Æ)	114,311	1,474	Sun Hung Kai Properties, Ltd.	87,000	1,397
Continental AG	7,210	1,926	Swire Pacific, Ltd. Class A	285,000	2,820
Covestro AG(Þ)	58,601	5,326	Swire Properties, Ltd.	120,600	428
Daimler AG	59,201	4,667	Techtronic Industries Co. , Ltd.	559,789	3,274
Deutsche Bank AG	119,592	1,638	WH Group, Ltd. (Þ)	2,531,500	2,624
Deutsche Boerse AG	136,769	18,403	Wharf Holdings, Ltd. (The)	636,000	2,117
Deutsche Lufthansa AG	171,685	5,001	Wharf Real Estate Investment Co. , Ltd.	93,000	698
Deutsche Post AG	9,250	403	Wheelock & Co. , Ltd.	218,000	1,619
Deutsche Telekom AG	130,090	2,275			84,358
Deutsche Wohnen SE	40,813	1,927
Deutz AG	10,100	98	India - 0.8%
Evonik Industries AG	12,573	447	HDFC Bank, Ltd. - ADR	131,817	12,629
Freenet AG	21,088	670	Housing Development Finance Corp. ,
Fresenius Medical Care AG & Co.	6,450	657	Ltd.	33,219	933
Fresenius SE & Co. KGaA	6,351	485	Infosys, Ltd. - ADR(Ñ)	509,439	9,002
GEA Group AG	222,038	8,676	Reliance Industries, Ltd.	58,022	834
Hannover Rueck SE	12,551	1,764			23,398
Hapag-Lloyd AG(Æ)(Þ)	22,438	962
HeidelbergCement AG	111,171	10,901	Indonesia - 0.1%
Infineon Technologies AG - ADR	184,815	4,733	Bank Central Asia Tbk PT	2,093,115	3,310
Metro AG	28,076	314
Muenchener Rueckversicherungs-			Ireland - 0.6%
Gesellschaft AG in Muenchen	43,952	10,071	Bank of Ireland Group PLC	380,317	3,410
SAP SE - ADR	126,488	14,028	CRH PLC	64,385	2,285
Siemens AG	88,677	11,281	Medtronic PLC	44,958	3,602
Siltronic AG	4,781	767	Ryanair Holdings PLC - ADR(Æ)	25,520	2,806
Transportation Components, Inc.	135,670	3,060	Willis Towers Watson PLC(Æ)	33,290	4,945
Uniper SE	17,179	532			17,048
Vonovia SE	39,519	1,982
Zalando SE(Æ)(Þ)	98,078	5,045	Israel - 0.6%
		151,636	Azrieli Group, Ltd.	19,088	873
			Bank Hapoalim BM	489,914	3,345
Hong Kong - 2.9%			Bank Leumi Le-Israel BM	843,841	4,974
AIA Group, Ltd.	1,200,354	10,717	Bezeq The Israeli Telecommunication
Bank of East Asia, Ltd. (The)	178,600	783	Corp. , Ltd.	1,040,760	1,311
BOC Hong Kong Holdings, Ltd.	95,500	493	Check Point Software Technologies, Ltd.
China Mobile, Ltd.	605,000	5,754	(Æ)	18,400	1,776
China Resources Power Holdings Co. ,			Mizrahi Tefahot Bank, Ltd.	35,120	642
Ltd.	2,982,000	5,716	Nice, Ltd. (Æ)	6,790	645
CK Asset Holdings, Ltd.	967,500	8,341	Plus500, Ltd.	37,784	728
CK Hutchison Holdings, Ltd.	825,696	9,751	Taro Pharmaceutical Industries, Ltd.
CLP Holdings, Ltd.	169,000	1,750	(Æ)(Ñ)	12,913	1,317
CNOOC, Ltd.	793,000	1,338	Teva Pharmaceutical Industries, Ltd.	116,014	2,091
Galaxy Entertainment Group, Ltd.	53,000	464			17,702
Hang Lung Properties, Ltd. - ADR	263,000	621

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 131

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Italy - 2.8%			Eisai Co. , Ltd.	92,810	6,208
ACEA SpA	70,711	1,241	FamilyMart UNY Holdings Co. , Ltd. (Ñ)	22,600	2,196
Assicurazioni Generali SpA	135,012	2,722	FANUC Corp.	21,260	4,575
ASTM SpA	4,707	129	Fuji Media Holdings, Inc.	15,400	253
Atlantia SpA	34,036	1,125	FUJIFILM Holdings Corp.	16,100	648
Davide Campari-Milano SpA	573,681	4,301	Fujitsu, Ltd.	2,561,000	15,507
Enel SpA	3,874,171	24,539	H2O Retailing Corp.	29,100	546
ENI SpA - ADR	857,655	16,737	Hazama Ando Corp.	6,100	49
ERG SpA	2,520	60	Hitachi Capital Corp.	62,600	1,676
FinecoBank Banca Fineco SpA	288,729	3,434	Hitachi, Ltd.	910,000	6,650
Intesa Sanpaolo SpA	699,350	2,659	Honda Motor Co. , Ltd.	843,970	28,986
Leonardo SpA	35,206	406	Hoya Corp.	43,000	2,299
Mediobanca SpA	67,022	813	Icom, Inc. (Å)	49,400	1,238
Moncler SpA	67,166	3,030	Idemitsu Kosan Co. , Ltd.	39,700	1,554
Parmalat SpA	209,298	763	Iida Group Holdings Co. , Ltd.	247,500	4,843
Poste Italiane SpA(Þ)	44,512	435	Inpex Corp.	1,126,600	14,429
Snam Rete Gas SpA	248,821	1,193	Isuzu Motors, Ltd.	809,100	12,375
Telecom Italia SpA(Æ)	6,417,974	6,319	ITOCHU Corp.	339,900	6,803
UniCredit SpA	584,636	12,651	Jafco Co. , Ltd.	12,000	527
		82,557	Japan Post Bank Co. , Ltd.	164,000	2,228
			Japan Post Holdings Co. , Ltd.	554,500	6,738
Japan - 16.7%			Japan Post Insurance Co. , Ltd.	60,600	1,489
77 Bank, Ltd. (The)	7,200	178	Japan Tobacco, Inc.	135,900	3,649
Advantest Corp.	194,203	4,574	JFE Holdings, Inc.	98,000	2,019
Aisin Seiki Co. , Ltd.	27,200	1,476	JSR Corp.	95,800	1,806
Alfresa Holdings Corp.	110,900	2,449	JX Holdings, Inc.	1,067,900	6,968
Alps Electric Co. , Ltd.	86,070	1,909	Kajima Corp.	290,000	2,796
Aozora Bank, Ltd.	44,000	1,780	Kansai Electric Power Co. , Inc. (The)	135,600	1,893
Asahi Glass Co. , Ltd.	71,000	2,945	Kao Corp.	24,700	1,773
Asahi Group Holdings, Ltd.	45,500	2,302	Kawasaki Heavy Industries, Ltd.	58,000	1,945
Asahi Kasei Corp.	142,000	1,956	KDDI Corp.	182,300	4,894
Astellas Pharma, Inc.	419,100	6,142	Keyence Corp.	700	427
Benesse Holdings, Inc.	4,800	175	Kirin Holdings Co. , Ltd.	17,400	488
BML, Inc.	209,600	5,290	Kitagawa Industries Co. , Ltd. (Å)	19,800	266
Bridgestone Corp.	110,800	4,623	Kobe Steel, Ltd.	130,800	1,344
Brother Industries, Ltd.	11,200	240	Kokuyo Co. , Ltd.	5,000	90
Canon, Inc.	38,000	1,317	Komatsu, Ltd.	130,555	4,460
Central Japan Railway Co.	11,600	2,330	Kyushu Electric Power Co. , Inc.	37,600	465
Century Tokyo Leasing Corp.	31,300	1,947	Lawson, Inc.	7,100	469
Chiba Bank, Ltd. (The)	224,000	1,805	Makino Milling Machine Co. , Ltd.	14,000	133
Chubu Electric Power Co. , Inc.	147,000	2,303	Marubeni Corp.	671,700	5,058
Coca-Cola Bottlers Japan Holdings, Inc.	20,300	873	Mazda Motor Corp.	128,600	1,788
Concordia Financial Group, Ltd.	393,100	2,288	McDonald's Holdings Co. Japan, Ltd.	22,300	1,043
Cosel Co. , Ltd.	191,000	2,554	Medipal Holdings Corp.	8,100	174
Credit Saison Co. , Ltd.	125,800	2,256	Mitsubishi Chemical Holdings Corp.	256,900	2,440
Dai Nippon Printing Co. , Ltd.	136,300	2,931	Mitsubishi Corp.	113,200	3,131
Dai-ichi Life Holdings, Inc.	350,425	6,946	Mitsubishi Electric Corp.	96,500	1,482
Daiichi Sankyo Co. , Ltd.	60,400	2,067	Mitsubishi Gas Chemical Co. , Inc.	20,500	482
Daikin Industries, Ltd.	22,000	2,574	Mitsubishi Heavy Industries, Ltd.	62,600	2,475
Daiseki Co. , Ltd.	105,900	3,300	Mitsubishi Materials Corp.	48,300	1,474
Daito Trust Construction Co. , Ltd.	14,000	2,356	Mitsubishi Motors Corp.	62,000	462
Daiwa House Industry Co. , Ltd.	56,400	2,067	Mitsubishi UFJ Financial Group, Inc.	1,768,600	11,849
Daiwa Securities Group, Inc.	273,000	1,678	Mitsubishi UFJ Lease & Finance Co. ,
Denso Corp.	31,000	1,631	Ltd.	276,500	1,761
Dip Corp.	7,500	182	Mitsui & Co. , Ltd.	164,700	2,975
East Japan Railway Co.	12,200	1,170	Mitsui Chemicals, Inc.	16,000	459
Ebara Corp.	209,300	8,009	Mixi, Inc.	43,200	1,424

See accompanying notes which are an integral part of the financial statements.

132 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mizuho Financial Group, Inc.	1,700,700	3,084	TDK Corp.	7,900	673
Morinaga Milk Industry Co. , Ltd.	13,500	594	TIS, Inc.	1,700	67
MS&AD Insurance Group Holdings, Inc.	142,900	4,796	Toho Holdings Co. , Ltd.	101,100	2,461
NEC Corp.	23,000	632	Toho Zinc Co. , Ltd.	7,600	350
Nexon Co. , Ltd. (Æ)	2,800	41	Tohoku Electric Power Co. , Inc.	184,700	2,383
NH Foods, Ltd.	31,200	1,365	Tokio Marine Holdings, Inc.	39,400	1,858
Nidec Corp.	33,030	5,171	Tokyo Electric Power Co. Holdings, Inc.
Nintendo Co. , Ltd.	14,520	6,124	(Æ)	613,400	2,910
Nippon Express Co. , Ltd.	22,500	1,701	Tokyo Gas Co. , Ltd.	103,000	2,761
Nippon Steel & Sumitomo Metal Corp.	52,900	1,153	Tokyu Fudosan Holdings Corp.	98,500	774
Nippon Telegraph & Telephone Corp.	156,780	7,460	Toppan Printing Co. , Ltd.	272,000	2,277
Nippon Yusen KK	90,700	1,934	Toray Industries, Inc.	142,200	1,328
Nishimatsu Construction Co. , Ltd.	2,000	55	Tosoh Corp.	23,000	408
Nissan Motor Co. , Ltd.	224,200	2,358	Toyo Seikan Group Holdings, Ltd.	6,800	107
Nisshinbo Holdings, Inc.	40,100	565	Toyota Industries Corp.	33,700	1,992
Nitto FC Co. , Ltd.	3,200	21	Toyota Motor Corp.	194,200	12,721
Nomura Holdings, Inc.	526,900	3,038	Toyota Tsusho Corp.	51,900	1,866
NTN Corp.	73,700	325	Transcosmos, Inc.	121,000	3,343
NTT DOCOMO, Inc.	280,100	7,260	Tsugami Corp.	10,000	121
Obayashi Corp.	127,800	1,474	West Japan Railway Co.	89,300	6,327
Oji Holdings Corp.	303,000	2,132	Yahoo! Japan Corp. (Ñ)	2,368,500	9,743
Ono Pharmaceutical Co. , Ltd.	155,050	3,591	Yamada Denki Co. , Ltd.	374,700	1,965
Oriental Land Co. , Ltd.	19,700	1,963	Yamaguchi Financial Group, Inc.	149,000	1,863
ORIX Corp.	196,200	3,449	Yamaha Motor Co. , Ltd.	19,300	615
Osaka Gas Co. , Ltd.	85,000	1,829	YA-MAN, Ltd.	1,000	22
Penta-Ocean Construction Co. , Ltd.	73,000	577	Zeon Corp.	7,000	91
Qol Co. , Ltd.	136,300	2,800			487,959
Recruit Holdings Co. , Ltd.	18,200	419
Resona Holdings, Inc.	187,600	1,067	Jersey - 0.2%
Round One Corp.	6,900	100	Centamin PLC	167,693	362
SBI Holdings, Inc.	19,500	493	Glencore PLC(Æ)	685,801	3,302
Secom Co. , Ltd.	65,100	4,880	Randgold Resources, Ltd.	6,870	556
Secom Joshinetsu Co. , Ltd. (Å)	30,800	1,038	Shire PLC - ADR	16,493	876
Sekisui House, Ltd.	89,900	1,644	Wolseley PLC - ADR	5,616	429
Seven & i Holdings Co. , Ltd.	70,100	3,079			5,525
Shin-Etsu Chemical Co. , Ltd.	33,394	3,325
Shingakukai Co. , Ltd.	2,700	15	Luxembourg - 0.3%
Shiseido Co. , Ltd.	17,100	1,109	Aperam SA	19,539	950
Showa Corp.	11,800	177	ArcelorMittal SA(Æ)	73,462	2,473
SMC Corp.	8,885	3,385	RTL Group SA	13,268	1,091
SoftBank Corp.	21,400	1,659	Spotify Technology SA(Æ)	18,300	2,959
Sojitz Corp.	645,800	2,130	Ternium SA - ADR	16,260	645
Sompo Japan Nipponkoa Holdings, Inc.	203,100	8,518			8,118
Sony Corp.	256,150	12,615
Sumitomo Chemical Co. , Ltd.	313,000	1,799	Malaysia - 0.0%
Sumitomo Corp.	169,000	3,042	CIMB Group Holdings BHD	623,400	1,138
Sumitomo Electric Industries, Ltd.	100,400	1,541
Sumitomo Heavy Industries, Ltd.	47,000	1,795	Mexico - 0.2%
Sumitomo Metal Mining Co. , Ltd.	40,000	1,705	America Movil SAB de CV	1,198,590	1,109
Sumitomo Mitsui Financial Group, Inc.	279,300	11,592	Grupo Televisa SAB - ADR	304,111	5,450
Sumitomo Mitsui Trust Holdings, Inc.	48,100	2,042			6,559
Suzuken Co. , Ltd.	1,300	56
T&D Holdings, Inc.	107,600	1,824	Netherlands - 4.2%
Taiheiyo Cement Corp.	45,000	1,704	Aalberts Industries NV	20,491	1,006
Taisho Pharmaceutical Holdings Co. ,			ABN AMRO Group NV(Þ)	133,396	4,136
Ltd.	42,500	4,070	Aegon NV	230,734	1,686
Takeda Pharmaceutical Co. , Ltd.	43,200	1,816	AerCap Holdings NV(Æ)	40,547	2,114

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 133

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
ASML Holding NV(Ñ)	101,926	19,265	Wilmar International, Ltd.	3,370,400	8,246
ASR Nederland NV	18,445	870			40,385
EXOR NV	21,427	1,583
Heineken NV	93,643	9,847	South Africa - 0.0%
ING Groep NV	1,027,518	17,239	Naspers, Ltd. Class N	4,092	998
Koninklijke Ahold Delhaize NV	319,450	7,701
Koninklijke DSM NV	4,032	416	South Korea - 2.1%
Koninklijke KPN NV	1,980,520	6,140	CLIO Cosmetics Co. , Ltd. (Å)	76,643	2,589
NN Group NV	151,320	7,220	Grand Korea Leisure Co. , Ltd.	173,476	4,400
Randstad Holding NV	5,090	327	Hana Financial Group, Inc.	121,305	5,392
Royal Dutch Shell PLC Class A	503,995	17,622	Hyundai Motor Co.	81,010	12,117
Royal Dutch Shell PLC Class B	493,892	17,643	Kangwon Land, Inc.	117,019	3,163
Wolters Kluwer NV	96,433	5,203	KB Financial Group, Inc.	19,302	1,101
Yandex NV Class A(Æ)	96,372	3,215	POSCO	34,859	11,992
		123,233	Samsung Electronics Co. , Ltd.	7,958	19,744
			SK Holdings Co. , Ltd.	4,199	1,150
Norway - 0.9%			SK Hynix, Inc.	9,376	734
Austevoll Seafood ASA	47,281	569			62,382
Bakkafrost P/F	2,795	160
BW Offshore, Ltd. (Æ)	47,863	260	Spain - 1.7%
DNB ASA	129,712	2,420	ACS Actividades de Construccion y
DNO ASA(Æ)	73,100	136	Servicios SA	11,712	492
Gjensidige Forsikring ASA	36,661	580	Aena SA(Þ)	17,829	3,675
Kongsberg Gruppen ASA	35,534	871	Amadeus IT Group SA Class A	9,490	692
Leroy Seafood Group ASA	20,013	146	Banco Bilbao Vizcaya Argentaria SA
Marine Harvest ASA	246,856	5,362	- ADR	399,651	3,237
Norsk Hydro ASA	240,541	1,492	Banco de Sabadell SA - ADR	862,612	1,685
Orkla ASA	624,951	5,776	Banco Santander SA - ADR(Ñ)	1,350,165	8,705
Salmar ASA Class A	7,892	367	Bankia SA(Ñ)	1,113,408	4,888
Statoil ASA Class N	69,492	1,779	CaixaBank SA	125,649	611
Telenor ASA	212,190	4,693	Cellnex Telecom SA(Þ)	159,815	4,269
Yara International ASA	29,693	1,247	Enagas SA	65,463	1,904
		25,858	Ence Energia y Celulosa S. A	33,146	256
			Endesa SA - ADR	92,505	2,158
Portugal - 0.3%			Gas Natural SDG SA	73,611	1,852
Energias de Portugal SA(Ñ)	530,418	1,969	Gestamp Automocion SA(Æ)(Þ)	189,143	1,536
Galp Energia SGPS SA Class B	224,798	4,305	Grupo Catalana Occidente SA	28,869	1,271
Navigator Co. SA (The) - ADR	193,401	1,127	Iberdrola SA	458,683	3,536
Sonae SGPS SA	1,104,128	1,498	Industria de Diseno Textil SA(Ñ)	107,404	3,327
		8,899	Mediaset Espana Comunicacion SA(Ñ)	18,100	173
			Repsol SA - ADR	178,165	3,392
Russia - 0.1%			Telefonica SA - ADR	279,860	2,849
Evraz PLC	94,267	593			50,508
Lukoil PJSC	16,864	1,110
Sberbank of Russia PJSC Class T	259,513	932	Sweden - 2.3%
		2,635	Assa Abloy AB Class B	196,214	4,099
			Atlas Copco AB Class A	124,027	4,827
Singapore - 1.4%			Boliden AB	89,908	3,125
CapitaLand Mall Trust Class A(Æ)(ö)	517,600	818	Castellum AB	59,573	965
CapitaLand, Ltd.	266,600	752	Electrolux AB	89,920	2,364
City Developments, Ltd.	63,400	604	Nordea Bank AB	257,647	2,613
DBS Group Holdings, Ltd.	406,300	9,386	Sandvik AB	86,787	1,477
Genting Singapore PLC	1,406,700	1,244	Skandinaviska Enskilda Banken AB
Keppel Corp. , Ltd. - ADR	158,900	973	Class A	234,978	2,210
Oversea-Chinese Banking Corp. , Ltd.	148,559	1,533	SSAB AB Class B	38,594	173
Singapore Telecommunications, Ltd.	5,892,300	15,659	Svenska Cellulosa AB SCA Class B	59,896	665
United Overseas Bank, Ltd.	51,800	1,170	Svenska Handelsbanken AB Class A	154,526	1,725

See accompanying notes which are an integral part of the financial statements.

134 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Swedbank AB Class A	176,005	3,833	PTT Global Chemical PLC	266,200	822
Swedish Match AB	328,160	14,667			1,840
Telefonaktiebolaget LM Ericsson Class B	1,836,416	13,926
Telia Co. AB	433,502	2,126	Turkey - 0.0%
Trelleborg AB Class B(Ñ)	119,451	2,796	Akbank TAS	473,008	981
Volvo AB Class B	245,874	4,154
		65,745	United Kingdom - 14.6%
			3i Group PLC	495,558	6,407
Switzerland - 7.1%			Abcam PLC Class A	9,850	165
ABB, Ltd.	551,768	12,855	Admiral Group PLC	39,694	1,085
Adecco SA	46,469	3,076	Anglo American PLC	94,067	2,208
Baloise Holding AG	12,094	1,914	Aon PLC	46,527	6,629
Banque Cantonale Vaudoise	1,221	973	Ashtead Group PLC	5,040	140
Chocoladefabriken Lindt & Spruengli			AstraZeneca PLC	91,109	6,387
AG	217	1,392	Auto Trader Group PLC(Þ)	32,900	160
Chocoladefabriken Lindt & Spruengli			Aviva PLC	1,369,177	9,953
AG(Æ)	6	455	Babcock International Group PLC	112,746	1,140
Cie Financiere Richemont SA	231,494	21,984	BAE Systems PLC	1,868,870	15,683
Coca-Cola HBC AG - ADR(Æ)	195,445	6,565	Barclays PLC	2,917,342	8,326
Credit Suisse Group AG(Æ)	595,426	10,004	Barratt Developments PLC	267,161	2,049
Georg Fischer AG	372	462	Bellway PLC	22,849	1,038
Givaudan SA	259	577	Berkeley Group Holdings PLC	40,305	2,257
Julius Baer Group, Ltd. (Æ)	78,445	4,657	BHP Billiton PLC	347,001	7,356
LafargeHolcim, Ltd. (Æ)	42,283	2,347	BP PLC	752,993	5,563
Lonza Group AG(Æ)	3,354	820	BP PLC - ADR	232,578	10,371
Luzerner Kantonalbank AG	1,329	716	British American Tobacco PLC	114,677	6,302
Nestle SA	251,691	19,458	British Land Co. PLC (The)(ö)	39,900	368
Novartis AG	350,472	26,957	BT Group PLC	601,694	2,060
OC Oerlikon Corp. AG(Æ)	11,520	186	Centrica PLC	240,247	508
Oriflame Holding AG	6,389	303	Compass Group PLC	22,012	472
Pargesa Holding SA	6,701	627	Derwent London PLC(ö)	9,700	426
Partners Group Holding AG	703	512	Diageo PLC	835,284	29,709
Roche Holding AG	165,637	36,749	Direct Line Insurance Group PLC	763,532	3,926
SGS SA	3,373	8,181	Fiat Chrysler Automobiles NV(Æ)	241,377	5,379
Sika AG	1,873	13,574	Foxtons Group PLC(Å)	2,734,538	2,891
STMicroelectronics NV	164,730	3,587	GKN PLC	127,903	817
Straumann Holding AG	3,368	2,285	GlaxoSmithKline PLC - ADR	892,325	17,906
Swiss Life Holding AG(Æ)	5,588	1,956	HSBC Holdings PLC	2,343,618	23,357
Swiss Re AG	42,759	4,069	Imperial Tobacco Group PLC	234,146	8,361
Swisscom AG	5,120	2,455	Inchcape PLC	104,562	1,044
TE Connectivity, Ltd.	11,825	1,085	International Consolidated Airlines
UBS Group AG(Æ)	715,326	12,019	Group SA	182,531	1,573
Zurich Insurance Group AG	12,634	4,030	Investec PLC	53,315	423
		206,830	J Sainsbury PLC	3,523,479	14,929
			JD Sports Fashion PLC	81,818	439
Taiwan - 0.4%			John Wood Group PLC	1,384,165	10,780
Catcher Technology Co. , Ltd.	340,070	3,771	Johnson Matthey PLC	16,436	744
Compal Electronics, Inc.	3,533,000	2,302	Just Eat PLC(Æ)	458,370	4,876
CTBC Financial Holding Co. , Ltd.	1,609,000	1,149	Kingfisher PLC	1,197,447	4,989
Hon Hai Precision Industry Co. , Ltd.	1,208,206	3,363	Land Securities Group PLC(ö)	78,691	1,066
Taiwan Semiconductor Manufacturing			Legal & General Group PLC	703,771	2,610
Co. , Ltd.	136,000	1,031	Lloyds Banking Group PLC	13,434,360	11,940
Yuanta Financial Holding Co. , Ltd.	2,519,000	1,202	London Stock Exchange Group PLC	164,716	9,733
		12,818	Lookers PLC	1,538,404	2,143
			LSL Property Services PLC(Å)	992,900	3,397
Thailand - 0.1%			Marks & Spencer Group PLC	179,159	707
Bangkok Bank PLC	167,100	1,018	Meggitt PLC	916,425	5,950

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 135

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Michael Page International PLC	315,449	2,325
Mondi PLC	18,580	517	Preferred Stocks - 1.1%
National Grid PLC	248,984	2,884	Brazil - 0.1%
Next PLC	8,747	630	Banco Bradesco SA(Æ)
Old Mutual PLC	702,217	2,426	3.738% (Ÿ)	107,789		1,064
Pearson PLC	58,736	671	Itau Unibanco Holding SA
Persimmon PLC Class A	183,866	6,862	6.544% (Ÿ)	75,269		1,096
Prudential PLC	198,835	5,100	Petroleo Brasileiro SA(Æ)
Reckitt Benckiser Group PLC	18,057	1,416	0.247% (Ÿ)	109,660		719
Redrow PLC	66,289	572				2,879
Rio Tinto PLC	105,963	5,742
Royal Bank of Scotland Group PLC(Æ)	6,420,096	23,835	Germany - 1.0%
Royal Mail PLC	650,011	5,191	Bayerische Motoren Werke AG
Scottish & Southern Energy PLC	53,419	1,014	5.726% (Ÿ)	8,976		868
Segro PLC(ö)	76,582	680	Henkel AG & Co. KGaA
Smith & Nephew PLC	45,960	882	1.661% (Ÿ)	3,412		434
SSP Group PLC	21,694	194	Porsche Automobil Holding SE
St. James's Place PLC	94,663	1,478	2.652% (Ÿ)	23,731		2,023
Standard Chartered PLC	1,039,403	10,949	Schaeffler AG
Standard Life Aberdeen PLC	307,249	1,538	4.160% (Ÿ)	10,770		167
Stock Spirits Group PLC(Å)	551,949	1,891	Volkswagen AG
Subsea 7 SA	96,761	1,353	2.330% (Ÿ)	114,630		23,738
Tate & Lyle PLC	73,227	578				27,230
Taylor Wimpey PLC	1,696,434	4,472
TechnipFMC PLC	28,611	938	Italy - 0.0%
Tesco PLC	3,380,992	10,966	Telecom Italia SpA
Thomas Cook Group PLC	87,000	148	4.347% (Ÿ)	185,100		159
Travis Perkins PLC	980,588	17,062
Unilever NV	276,187	15,756	Japan - 0.0%
Unilever PLC	27,052	1,516	Ito En, Ltd.
UNITE Group PLC (The)(ö)	4,700	54	2.162% (Ÿ)	44,000		927
Vertu Motors PLC(Þ)	1,136,586	782
Vodafone Group PLC	8,713,291	25,352	South Korea - 0.0%
William Hill PLC	98,024	394	Samsung Electronics Co. , Ltd. (Š)
Wm Morrison Supermarkets PLC	427,711	1,429	2.554% (Ÿ)	612		1,218
		424,339
			Total Preferred Stocks
United States - 2.9%			(cost $25,567)			32,413
Alphabet, Inc. Class C(Æ)	10,908	11,097
Brookfield Real Estate Services, Inc. (Å)	172,942	2,376	Short-Term Investments - 5.6%
Carnival PLC	72,840	4,707	United States - 5.6%
Facebook, Inc. Class A(Æ)	64,195	11,042	U. S. Cash Management Fund (@)	116,456,827	(8)	116,456
Interfor Corp. (Æ)	28,700	537
MasterCard, Inc. Class A	75,468	13,454	United States Treasury Bills
Mylan NV(Æ)	402,630	15,605	1.411% due 05/10/18 (~)(§)	10,700		10,696
News Corp. Class A	382,899	6,119	1.626% due 05/31/18 (~)(§)	14,200		14,181
NVIDIA Corp.	23,198	5,217	1.880% due 08/16/18 (~)(§)	4,000		3,978
Thomson Reuters Corp.	30,277	1,217
Valeant Pharmaceuticals International,			1.914% due 09/13/18 (~)(§)	17,600		17,476
Inc. (Æ)	24,441	441				162,787
Visa, Inc. Class A	63,633	8,074	Total Short-Term Investments
Wausau Paper Corp.	327,089	5,602	(cost $162,800)			162,787
		85,488
Total Common Stocks			Other Securities - 3.6%
			U. S. Cash Collateral Fund(×)(@)	106,272,922	(8)	106,273
(cost $2,525,115)		2,674,250	Total Other Securities

See accompanying notes which are an integral part of the financial statements.

136 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($)	Value
or Shares	$
(cost $106,273)	106,273
Total Investments 101.8%
(identified cost $2,819,755)	2,975,723
Other Assets and Liabilities, Net
-(1.8%)	(53,229)
Net Assets - 100.0%	2,922,494

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 137

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
				Principal	Cost per		Cost	Fair Value
% of Net Assets		Acquisition		Amount ($)		Unit	(000)	(000)
Securities		Date		or shares		$	$	$
1.1%
BGP Holdings PLC		08/06/09	EUR	559,805		—	—	—
Brookfield Real Estate Services, Inc.		12/06/17	USD	172,942		13.56	2,344	2,376
CLIO Cosmetics Co. , Ltd.		12/06/17	KRW	76,643		35.24	2,701	2,589
Foxtons Group PLC		12/07/17	GBP	2,734,538		1.07	2,927	2,891
Icom, Inc.		12/06/17	JPY	49,400		24.36	1,203	1,238
Kitagawa Industries Co. , Ltd.		12/06/17	JPY	19,800		13.34	264	266
LSL Property Services PLC		12/06/17	GBP	992,900		3.86	3,836	3,397
Scandinavian Tobacco Group A/S		12/06/17	DKK	362,100		18.38	6,655	6,052
Secom Joshinetsu Co. , Ltd.		01/24/18	JPY	30,800		39.97	1,231	1,038
Stock Spirits Group PLC		12/07/17	GBP	551,949		3.69	2,035	1,891
Tikkurila OYJ		12/07/17	EUR	151,093		20.70	3,128	2,728
Vicat SA		12/06/17	EUR	106,992		78.91	8,443	7,872
								32,338
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts
Amounts in thousands (except contract amounts)
								Value and
								Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date		$
Long Positions
CAC40 Euro Index Futures			139	EUR	7,607	05/18		238
DAX Index Futures			30	EUR	9,458	06/18		190
EURO STOXX 50 Index Futures			2,200	EUR	76,428	06/18		3,004
FTSE 100 Index Futures			349	GBP	26,035	06/18		1,382
Hang Seng Index Futures			20	HKD	30,665	05/18		39
S&P/TSX 60 Index Futures			310	CAD	57,034	06/18		193
SPI 200 Index Futures			49	AUD	7,308	06/18		96
TOPIX Index Futures			1,052	JPY	18,720,340	06/18		8,076
Short Positions
Hang Seng Index Futures			283	HKD	433,910	05/18		(403)
MSCI Emerging Markets Mini Index Futures			962	USD	55,421	06/18		2,948
S&P 500 E-Mini Index Futures			1,298	USD	171,790	06/18		6,713
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								22,476

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount		Amount				(Depreciation)
Counterparty		Sold		Bought		Settlement Date		$
Bank of America	USD		463	AUD	600	06/20/18		(11)
Bank of America	USD		544	AUD	700	06/20/18		(17)
Bank of America	USD	2,269	AUD		3,000	06/20/18		(10)
Bank of America	USD		4	CAD	5	05/01/18		—
Bank of America	USD		233	CAD	300	06/20/18		1
Bank of America	USD	1,090		CAD	1,400	06/20/18		1
Bank of America	USD	3,112		CAD	4,000	06/20/18		7
Bank of America	USD		73	DKK	448	05/01/18		—
Bank of America	USD		53	EUR	44	05/02/18		—
Bank of America	USD		124	EUR	100	06/20/18		(3)

See accompanying notes which are an integral part of the financial statements.

138 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	7,465	EUR	6,000	06/20/18	(192)
Bank of America	USD	15,899	EUR	13,000	06/20/18	(142)
Bank of America	USD	13	GBP	9	05/01/18	—
Bank of America	USD	1,846	GBP	1,300	06/20/18	(52)
Bank of America	USD	2,129	GBP	1,500	06/20/18	(59)
Bank of America	USD	5,588	GBP	4,000	06/20/18	(68)
Bank of America	USD	767	HKD	6,000	06/20/18	(2)
Bank of America	USD	1,531	HKD	12,000	06/20/18	—
Bank of America	USD	6,390	HKD	50,000	06/20/18	(12)
Bank of America	USD	101	JPY	11,061	05/07/18	—
Bank of America	USD	192	JPY	20,000	06/20/18	(8)
Bank of America	USD	1,898	JPY	200,000	06/20/18	(63)
Bank of America	USD	1,919	JPY	200,000	06/20/18	(83)
Bank of America	USD	8,264	JPY	900,000	06/20/18	(4)
Bank of America	USD	389	NOK	3,000	06/20/18	(14)
Bank of America	USD	971	ZAR	12,115	05/02/18	1
Bank of America	AUD	200	USD	158	06/20/18	7
Bank of America	AUD	600	USD	463	06/20/18	11
Bank of America	AUD	1,000	USD	786	06/20/18	33
Bank of America	AUD	1,200	USD	910	06/20/18	6
Bank of America	CAD	500	USD	387	06/20/18	(3)
Bank of America	CAD	800	USD	614	06/20/18	(10)
Bank of America	CAD	1,000	USD	772	06/20/18	(8)
Bank of America	CAD	1,200	USD	936	06/20/18	1
Bank of America	EUR	1,000	USD	1,234	06/20/18	22
Bank of America	EUR	3,000	USD	3,729	06/20/18	93
Bank of America	EUR	3,700	USD	4,504	06/20/18	20
Bank of America	EUR	5,000	USD	6,243	06/20/18	184
Bank of America	GBP	200	USD	279	06/20/18	3
Bank of America	GBP	400	USD	561	06/20/18	9
Bank of America	GBP	800	USD	1,127	06/20/18	23
Bank of America	GBP	1,000	USD	1,406	06/20/18	26
Bank of America	GBP	1,000	USD	1,403	06/20/18	23
Bank of America	GBP	1,500	USD	2,072	06/20/18	2
Bank of America	HKD	1,000	USD	128	06/20/18	—
Bank of America	HKD	2,500	USD	320	06/20/18	1
Bank of America	HKD	3,500	USD	446	06/20/18	—
Bank of America	HKD	4,000	USD	512	06/20/18	1
Bank of America	HKD	50,000	USD	6,393	06/20/18	16
Bank of America	JPY	9,344	USD	86	05/01/18	—
Bank of America	JPY	32,073	USD	294	05/01/18	—
Bank of America	JPY	40,957	USD	375	05/01/18	—
Bank of America	JPY	42,828	USD	392	05/01/18	—
Bank of America	JPY	44,496	USD	407	05/01/18	—
Bank of America	JPY	46,639	USD	427	05/01/18	—
Bank of America	JPY	49,982	USD	457	05/01/18	—
Bank of America	JPY	52,932	USD	485	05/01/18	—
Bank of America	JPY	57,153	USD	523	05/01/18	—
Bank of America	JPY	58,456	USD	535	05/01/18	—
Bank of America	JPY	61,387	USD	562	05/01/18	—
Bank of America	JPY	68,602	USD	628	05/01/18	—
Bank of America	JPY	1,857,022	USD	16,998	05/01/18	11

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 139

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	JPY	340,515	USD	3,116	05/02/18	2
Bank of America	JPY	80,000	USD	758	06/20/18	24
Bank of America	JPY	200,000	USD	1,896	06/20/18	61
Bank of America	JPY	300,000	USD	2,835	06/20/18	82
Bank of America	JPY	400,000	USD	3,680	06/20/18	8
Bank of Montreal	USD	1,016	AUD	1,303	06/20/18	(35)
Bank of Montreal	USD	18,733	AUD	24,025	06/20/18	(643)
Bank of Montreal	USD	1,470	CAD	1,894	06/20/18	8
Bank of Montreal	USD	9,115	CAD	11,750	06/20/18	47
Bank of Montreal	USD	22,516	CAD	29,025	06/20/18	116
Bank of Montreal	USD	8,090	EUR	6,502	06/20/18	(210)
Bank of Montreal	USD	18,448	EUR	14,826	06/20/18	(478)
Bank of Montreal	USD	2,519	GBP	1,809	06/20/18	(23)
Bank of Montreal	USD	5,540	GBP	3,979	06/20/18	(49)
Bank of Montreal	USD	13,986	GBP	10,045	06/20/18	(125)
Bank of Montreal	USD	583	HKD	4,561	06/20/18	(2)
Bank of Montreal	USD	6,274	HKD	49,050	06/20/18	(17)
Bank of Montreal	USD	3,893	JPY	410,602	06/20/18	(124)
Bank of Montreal	USD	34,097	JPY	3,596,424	06/20/18	(1,091)
Bank of Montreal	USD	1,403	SEK	11,500	06/20/18	(85)
Bank of Montreal	CHF	11,218	USD	11,937	06/20/18	571
Bank of Montreal	DKK	19,075	USD	3,187	06/20/18	83
Bank of Montreal	EUR	16,843	USD	20,957	06/20/18	543
Bank of Montreal	HKD	91,996	USD	11,766	06/20/18	32
Bank of Montreal	JPY	981,500	USD	9,305	06/20/18	297
Bank of Montreal	NOK	80,750	USD	10,336	06/20/18	253
Bank of Montreal	NZD	4,750	USD	3,446	06/20/18	105
Brown Brothers Harriman	USD	539	AUD	700	06/20/18	(12)
Brown Brothers Harriman	USD	393	CAD	500	06/20/18	(3)
Brown Brothers Harriman	USD	788	CAD	1,000	06/20/18	(8)
Brown Brothers Harriman	USD	313	CHF	309	05/02/18	(1)
Brown Brothers Harriman	USD	248	EUR	200	06/20/18	(5)
Brown Brothers Harriman	USD	624	EUR	500	06/20/18	(18)
Brown Brothers Harriman	USD	2,466	EUR	2,000	06/20/18	(42)
Brown Brothers Harriman	USD	3,715	EUR	3,000	06/20/18	(78)
Brown Brothers Harriman	USD	843	GBP	600	06/20/18	(15)
Brown Brothers Harriman	USD	1,134	GBP	800	06/20/18	(30)
Brown Brothers Harriman	USD	255	HKD	2,000	06/20/18	—
Brown Brothers Harriman	USD	383	HKD	3,000	06/20/18	(1)
Brown Brothers Harriman	USD	1,399	JPY	150,000	06/20/18	(23)
Brown Brothers Harriman	USD	1,882	JPY	200,000	06/20/18	(46)
Brown Brothers Harriman	USD	318	NOK	2,500	06/20/18	(6)
Brown Brothers Harriman	AUD	400	USD	306	06/20/18	5
Brown Brothers Harriman	AUD	500	USD	378	06/20/18	1
Brown Brothers Harriman	CAD	500	USD	387	06/20/18	(3)
Brown Brothers Harriman	CAD	1,500	USD	1,166	06/20/18	(4)
Brown Brothers Harriman	EUR	1,000	USD	1,237	06/20/18	25
Brown Brothers Harriman	EUR	5,000	USD	6,073	06/20/18	13
Brown Brothers Harriman	GBP	50	USD	71	06/20/18	2
Brown Brothers Harriman	GBP	100	USD	143	06/20/18	5
Brown Brothers Harriman	GBP	500	USD	704	06/20/18	15
Brown Brothers Harriman	GBP	1,500	USD	2,092	06/20/18	22

See accompanying notes which are an integral part of the financial statements.

140 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	HKD	771	USD	98	05/02/18	—
Brown Brothers Harriman	HKD	4,000	USD	510	06/20/18	—
Brown Brothers Harriman	JPY	54,131	USD	496	05/07/18	1
Brown Brothers Harriman	JPY	80,000	USD	759	06/20/18	25
Brown Brothers Harriman	JPY	200,000	USD	1,836	06/20/18	—
Citibank	USD	1,016	AUD	1,303	06/20/18	(35)
Citibank	USD	18,726	AUD	24,025	06/20/18	(635)
Citibank	USD	1,470	CAD	1,894	06/20/18	7
Citibank	USD	9,116	CAD	11,750	06/20/18	46
Citibank	USD	22,518	CAD	29,025	06/20/18	114
Citibank	USD	8,088	EUR	6,502	06/20/18	(208)
Citibank	USD	18,443	EUR	14,826	06/20/18	(474)
Citibank	USD	2,517	GBP	1,809	06/20/18	(21)
Citibank	USD	5,536	GBP	3,979	06/20/18	(46)
Citibank	USD	13,977	GBP	10,045	06/20/18	(116)
Citibank	USD	583	HKD	4,561	06/20/18	(2)
Citibank	USD	6,274	HKD	49,050	06/20/18	(17)
Citibank	USD	3,894	JPY	410,602	06/20/18	(125)
Citibank	USD	34,104	JPY	3,596,424	06/20/18	(1,095)
Citibank	USD	1,402	SEK	11,500	06/20/18	(84)
Citibank	AUD	200	USD	157	06/20/18	6
Citibank	AUD	350	USD	272	06/20/18	9
Citibank	CAD	500	USD	391	06/20/18	1
Citibank	CAD	600	USD	478	06/20/18	10
Citibank	CHF	11,218	USD	11,933	06/20/18	568
Citibank	DKK	19,075	USD	3,186	06/20/18	83
Citibank	EUR	2,000	USD	2,486	06/20/18	62
Citibank	EUR	16,843	USD	20,952	06/20/18	538
Citibank	GBP	500	USD	695	06/20/18	5
Citibank	GBP	800	USD	1,149	06/20/18	45
Citibank	HKD	1,000	USD	128	06/20/18	—
Citibank	HKD	3,000	USD	383	06/20/18	—
Citibank	HKD	91,996	USD	11,766	06/20/18	31
Citibank	JPY	100,000	USD	942	06/20/18	24
Citibank	JPY	200,000	USD	1,874	06/20/18	39
Citibank	JPY	981,500	USD	9,307	06/20/18	299
Citibank	NOK	80,750	USD	10,316	06/20/18	233
Citibank	NZD	4,750	USD	3,443	06/20/18	102
Royal Bank of Canada	USD	384	AUD	500	06/20/18	(8)
Royal Bank of Canada	USD	1,018	AUD	1,303	06/20/18	(37)
Royal Bank of Canada	USD	18,765	AUD	24,025	06/20/18	(676)
Royal Bank of Canada	USD	549	CAD	700	06/20/18	(3)
Royal Bank of Canada	USD	1,473	CAD	1,894	06/20/18	4
Royal Bank of Canada	USD	9,138	CAD	11,750	06/20/18	24
Royal Bank of Canada	USD	22,572	CAD	29,025	06/20/18	59
Royal Bank of Canada	USD	2,469	EUR	2,000	06/20/18	(45)
Royal Bank of Canada	USD	8,102	EUR	6,502	06/20/18	(221)
Royal Bank of Canada	USD	18,474	EUR	14,826	06/20/18	(505)
Royal Bank of Canada	USD	1,272	GBP	900	06/20/18	(30)
Royal Bank of Canada	USD	2,519	GBP	1,809	06/20/18	(23)
Royal Bank of Canada	USD	5,541	GBP	3,979	06/20/18	(51)
Royal Bank of Canada	USD	13,990	GBP	10,045	06/20/18	(128)

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 141

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	255	HKD	2,000	06/20/18	—
Royal Bank of Canada	USD	583	HKD	4,561	06/20/18	(1)
Royal Bank of Canada	USD	6,272	HKD	49,050	06/20/18	(15)
Royal Bank of Canada	USD	1,786	JPY	190,000	06/20/18	(42)
Royal Bank of Canada	USD	3,889	JPY	410,602	06/20/18	(120)
Royal Bank of Canada	USD	34,062	JPY	3,596,424	06/20/18	(1,056)
Royal Bank of Canada	USD	1,405	SEK	11,500	06/20/18	(87)
Royal Bank of Canada	CHF	11,218	USD	11,941	06/20/18	575
Royal Bank of Canada	DKK	19,075	USD	3,191	06/20/18	87
Royal Bank of Canada	EUR	16,843	USD	20,986	06/20/18	573
Royal Bank of Canada	HKD	91,996	USD	11,763	06/20/18	29
Royal Bank of Canada	JPY	981,500	USD	9,296	06/20/18	288
Royal Bank of Canada	NOK	80,750	USD	10,353	06/20/18	270
Royal Bank of Canada	NZD	4,750	USD	3,449	06/20/18	108
State Street	USD	1,129	AUD	1,500	06/20/18	—
State Street	USD	45	CAD	58	05/02/18	—
State Street	USD	1,559	CAD	2,000	06/20/18	—
State Street	USD	219	CHF	217	05/02/18	—
State Street	USD	314	CHF	311	05/03/18	—
State Street	USD	72	DKK	444	05/02/18	—
State Street	USD	106	EUR	88	05/02/18	—
State Street	USD	65	EUR	54	05/03/18	—
State Street	USD	7,270	EUR	6,000	06/20/18	2
State Street	USD	22	GBP	16	05/02/18	—
State Street	USD	2,759	GBP	2,000	06/20/18	1
State Street	USD	765	HKD	6,000	06/20/18	—
State Street	USD	153	JPY	16,675	05/02/18	—
State Street	USD	84	JPY	9,230	05/07/18	—
State Street	USD	4,588	JPY	500,000	06/20/18	1
State Street	AUD	150	USD	116	06/20/18	3
State Street	CAD	68	USD	53	05/01/18	—
State Street	CAD	93	USD	72	05/01/18	—
State Street	CHF	63	USD	64	05/02/18	—
State Street	DKK	315	USD	51	05/01/18	—
State Street	EUR	631	USD	762	05/02/18	—
State Street	EUR	200	USD	250	06/20/18	7
State Street	EUR	500	USD	618	06/20/18	12
State Street	EUR	600	USD	742	06/20/18	14
State Street	GBP	20	USD	28	05/01/18	—
State Street	GBP	200	USD	282	06/20/18	6
State Street	HKD	2,000	USD	256	06/20/18	1
State Street	JPY	3,236	USD	30	05/01/18	—
State Street	JPY	487,899	USD	4,470	05/01/18	7
State Street	JPY	886,113	USD	8,118	05/01/18	12
State Street	JPY	60,000	USD	564	06/20/18	12
State Street	SEK	714	USD	82	05/02/18	1
UBS	USD	1,017	AUD	1,303	06/20/18	(36)
UBS	USD	18,753	AUD	24,025	06/20/18	(663)
UBS	USD	1,471	CAD	1,894	06/20/18	6
UBS	USD	9,126	CAD	11,750	06/20/18	36
UBS	USD	22,543	CAD	29,025	06/20/18	89
UBS	USD	8,113	EUR	6,502	06/20/18	(232)

See accompanying notes which are an integral part of the financial statements.

142 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
UBS	USD	18,499	EUR	14,826	06/20/18	(529)
UBS	USD	2,521	GBP	1,809	06/20/18	(25)
UBS	USD	5,544	GBP	3,979	06/20/18	(54)
UBS	USD	13,998	GBP	10,045	06/20/18	(136)
UBS	USD	584	HKD	4,561	06/20/18	(2)
UBS	USD	6,275	HKD	49,050	06/20/18	(19)
UBS	USD	3,895	JPY	410,602	06/20/18	(127)
UBS	USD	34,120	JPY	3,596,424	06/20/18	(1,113)
UBS	USD	1,405	SEK	11,500	06/20/18	(87)
UBS	CHF	11,218	USD	11,951	06/20/18	584
UBS	DKK	19,075	USD	3,195	06/20/18	91
UBS	EUR	16,843	USD	21,014	06/20/18	601
UBS	HKD	91,996	USD	11,770	06/20/18	35
UBS	JPY	981,500	USD	9,312	06/20/18	304
UBS	NOK	80,750	USD	10,353	06/20/18	270
UBS	NZD	4,750	USD	3,449	06/20/18	108
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(3,577)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Australia	$—	$75,144	$—	$—	$75,144	2.6
Austria	—	16,819	—	—	16,819	0.6
Belgium	5,755	45,007	—	—	50,762	1.7
Canada	118,695	—	—	—	118,695	4.1
Cayman Islands	6,837	28,604	—	—	35,441	1.2
China	21,504	28,274	—	—	49,778	1.7
Curacao	—	1,139	—	—	1,139	— *
Denmark	—	41,458	—	—	41,458	1.4
Finland	—	19,552	—	—	19,552	0.7
France	—	263,215	—	—	263,215	9.0
Germany	12,350	139,286	—	—	151,636	5.2
Hong Kong	—	84,358	—	—	84,358	2.9
India	21,631	1,767	—	—	23,398	0.8
Indonesia	—	3,310	—	—	3,310	0.1
Ireland	11,353	5,695	—	—	17,048	0.6
Israel	3,093	14,609	—	—	17,702	0.6
Italy	—	82,557	—	—	82,557	2.8
Japan	—	487,959	—	—	487,959	16.7
Jersey	—	5,525	—	—	5,525	0.2
Luxembourg	3,604	4,514	—	—	8,118	0.3

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 143

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Malaysia	—	1,138	—	—	1,138	— *
Mexico	6,559	—	—	—	6,559	0.2
Netherlands	5,329	117,904	—	—	123,233	4.2
Norway	—	25,858	—	—	25,858	0.9
Portugal	—	8,899	—	—	8,899	0.3
Russia	—	2,635	—	—	2,635	0.1
Singapore	—	40,385	—	—	40,385	1.4
South Africa	—	998	—	—	998	— *
South Korea	—	42,638	19,744	—	62,382	2.1
Spain	—	50,508	—	—	50,508	1.7
Sweden	—	65,745	—	—	65,745	2.3
Switzerland	1,085	205,745	—	—	206,830	7.1
Taiwan	—	12,818	—	—	12,818	0.4
Thailand	—	1,840	—	—	1,840	0.1
Turkey	—	981	—	—	981	— *
United Kingdom	17,000	407,339	—	—	424,339	14.6
United States	75,179	10,309	—	—	85,488	2.9
Preferred Stocks	2,879	28,316	1,218	—	32,413	1.1
Short-Term Investments	—	46,331	—	116,456	162,787	5.6
Other Securities	—	—	—	106,273	106,273	3.6
Total Investments	312,853	2,419,179	20,962	222,729	2,975,723	101.8
Other Assets and Liabilities, Net						1.8
						100.0
Other Financial Instruments
Assets
Futures Contracts	22,879	—	—	—	22,879	0.8
Foreign Currency Exchange Contracts	37	9,253	—	—	9,290	0.3

Liabilities
Futures Contracts	(403)	—	—	—	(403)	(—)*
Foreign Currency Exchange Contracts	(3)	(12,864)	—	—	(12,867)	(0.4)
Total Other Financial Instruments**	$22,510	$(3,611)	$—	$—	$18,899

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

144 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	377,618
Consumer Staples	209,089
Energy	150,538
Financial Services	725,221
Health Care	200,672
Materials and Processing	240,837
Producer Durables	301,946
Technology	331,995
Utilities	168,747
Short-Term Investments	162,787
Other Securities	106,273
Total Investments	2,975,723

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 145

Russell Investment Company
International Developed Markets Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$9,290
Receivable from Broker for Futures*	22,879	—
Total	$22,879	$9,290

Location: Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures*	$403	$—
Unrealized depreciation on foreign currency exchange contracts	—	12,867
Total	$403	$12,867
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(14,770)	$—
Foreign currency exchange contracts	—	(3,336)
Total	$(14,770)	$(3,336)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$4,211	$—
Foreign currency exchange contracts	—	10,455
Total	$4,211	$10,455

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

146 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$100,524	$—	$100,524
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	9,290	—	9,290
Futures Contracts	Receivable from Broker for Futures	10,011	—	10,011
Total Financial and Derivative Assets		119,825	—	119,825
Financial and Derivative Assets not subject to a netting agreement		(10,048)	—	(10,048)
Total Financial and Derivative Assets subject to a netting agreement		$109,777	$—	$109,777

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$666	$666	$—	$—
Bank of Montreal	2,054	2,054	—	—
Barclays	37,657	—	37,657	—
Brown Brothers Harriman	112	112	—	—
Citigroup	19,573	2,223	17,350	—
Goldman Sachs	13,588	—	13,588	—
HSBC	4,545	—	4,545	—
ING	54	—	54	—
Merrill Lynch	18,478	—	18,478	—
Morgan Stanley	4,093	—	4,093	—
Royal Bank of Canada	2,017	2,017	—	—
State Street	61	—	61	—
UBS	6,879	2,120	4,758	1
Total	$109,777	$9,192	$100,584	$1

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 147

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2018 (Unaudited)

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures	$29,015	$—	$29,015
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	12,867	—	12,867
Total Financial and Derivative Liabilities		41,882	—	41,686
Financial and Derivative Liabilities not subject to a netting agreement		(29,017)	—	(29,017)
Total Financial and Derivative Liabilities subject to a netting agreement		$12,865	$—	$12,865

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$765	$666	$—	$99
Bank of Montreal	2,878	2,054	—	824
Brown Brothers Harriman	294	112	—	182
Citigroup	2,859	2,223	—	636
Royal Bank of Canada	3,047	2,017	—	1,030
UBS	3,022	2,120	—	902
Total	$12,865	$9,192	$—	$3,673

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

148 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,819,755
Investments, at fair value(*)(>)	2,975,723
Foreign currency holdings(^)	5,890
Unrealized appreciation on foreign currency exchange contracts	9,290
Receivables:
Dividends and interest	11,760
Dividends from affiliated funds	154
Investments sold	100,769
Fund shares sold	2,565
Foreign capital gains taxes recoverable	3,641
From broker (a)(b)	32,969
Prepaid expenses	23
Total assets	3,142,784

Liabilities
Payables:
Due to custodian	2,495
Due to broker (c)	29,015
Investments purchased	65,432
Fund shares redeemed	1,691
Accrued fees to affiliates	2,119
Other accrued expenses	390
Deferred capital gains tax liability	8
Unrealized depreciation on foreign currency exchange contracts	12,867
Payable upon return of securities loaned	106,273
Total liabilities	220,290

Net Assets	$2,922,494

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 149

Russell Investment Company
International Developed Markets Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$29,200
Accumulated net realized gain (loss)	49,388
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	155,959
Investments in affiliated funds	1
Futures contracts	22,476
Foreign currency exchange contracts	(3,577)
Foreign currency-related transactions	(291)
Shares of beneficial interest	706
Additional paid-in capital	2,668,632
Net Assets	$2,922,494

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$41.32
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$43.84
Class A — Net assets	$34,098,615
Class A — Shares outstanding ($. 01 par value)	825,324
Net asset value per share: Class C(#)	$41.47
Class C — Net assets	$24,495,041
Class C — Shares outstanding ($. 01 par value)	590,634
Net asset value per share: Class E(#)	$41.65
Class E — Net assets	$3,196,741
Class E — Shares outstanding ($. 01 par value)	76,746
Net asset value per share: Class M(#)	$41.36
Class M — Net assets	$80,146,312
Class M — Shares outstanding ($. 01 par value)	1,937,603
Net asset value per share: Class S(#)	$41.38
Class S — Net assets	$2,754,249,632
Class S — Shares outstanding ($. 01 par value)	66,567,658
Net asset value per share: Class Y(#)	$41.40
Class Y — Net assets	$26,307,196
Class Y — Shares outstanding ($. 01 par value)	635,451
Amounts in thousands
(^) Foreign currency holdings - cost	$5,975
(*) Securities on loan included in investments	$100,524
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$222,729

(a) Receivable from Broker for Futures	$22,958
(b) Receivable Variation Margin for Futures	$10,011
(c) Payables Variation Margin for Futures	$29,015
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

150 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$41,496
Dividends from affiliated funds	1,135
Interest	230
Securities lending income (net)	418
Less foreign taxes withheld	(4,142)
Total investment income	39,137

Expenses
Advisory fees	10,179
Administrative fees	698
Custodian fees	414
Distribution fees - Class A	41
Distribution fees - Class C	95
Transfer agent fees - Class A	33
Transfer agent fees - Class C	25
Transfer agent fees - Class E	3
Transfer agent fees - Class M	76
Transfer agent fees - Class S	2,744
Transfer agent fees - Class Y	1
Professional fees	84
Registration fees	74
Shareholder servicing fees - Class C	32
Shareholder servicing fees - Class E	4
Trustees’ fees	42
Printing fees	119
Miscellaneous	15
Expenses before reductions	14,679
Expense reductions	(1,031)
Net expenses	13,648
Net investment income (loss)	25,489

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	153,721
Investments in affiliated funds	(13)
Futures contracts	(14,770)
Foreign currency exchange contracts	(3,336)
Foreign currency-related transactions	692
Net realized gain (loss)	136,294
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(97,765)
Investments in affiliated funds	1
Futures contracts	4,211
Foreign currency exchange contracts	10,455
Foreign currency-related transactions	(273)
Net change in unrealized appreciation (depreciation)	(83,371)
Net realized and unrealized gain (loss)	52,923
Net Increase (Decrease) in Net Assets from Operations	$78,412

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 151

Russell Investment Company
International Developed Markets Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,489	$42,755
Net realized gain (loss)	136,294	225,069
Net change in unrealized appreciation (depreciation)	(83,371)	270,749
Net increase (decrease) in net assets from operations	78,412	538,573

Distributions
From net investment income
Class A	(548)	(544)
Class C	(213)	(325)
Class E	(42)	(1,001)
Class I(1)	—	(11,270)
Class M(2)	(1,566)	—
Class S	(52,517)	(43,224)
Class Y	(547)	(319)
Net decrease in net assets from distributions	(55,433)	(56,683)

Share Transactions*
Net increase (decrease) in net assets from share transactions	10,145	(67,849)
Total Net Increase (Decrease) in Net Assets	33,124	414,041

Net Assets
Beginning of period	2,889,370	2,475,329
End of period	$2,922,494	$2,889,370
Undistributed (overdistributed) net investment income included in net assets	$29,200	$59,144

See accompanying notes which are an integral part of the financial statements.

152 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	116	$4,819	85	$3,189
Proceeds from reinvestment of distributions	13	544	16	542
Payments for shares redeemed	(46)	(1,927)	(156)	(5,755)
Net increase (decrease)	83	3,436	(55)	(2,024)
Class C
Proceeds from shares sold	31	1,294	51	1,868
Proceeds from reinvestment of distributions	5	213	10	321
Payments for shares redeemed	(83)	(3,442)	(212)	(7,795)
Net increase (decrease)	(47)	(1,935)	(151)	(5,606)
Class E
Proceeds from shares sold	2	94	44	1,512
Proceeds from reinvestment of distributions	1	41	29	979
Payments for shares redeemed	(13)	(540)	(1,415)	(49,193)
Net increase (decrease)	(10)	(405)	(1,342)	(46,702)
Class I (1)
Proceeds from shares sold	—	—	647	22,549
Proceeds from reinvestment of distributions	—	—	333	11,156
Payments for shares redeemed	—	—	(15,089)	(573,025)
Net increase (decrease)	—	—	(14,109)	(539,320)
Class M (2)
Proceeds from shares sold	528	21,836	1,636	64,888
Proceeds from reinvestment of distributions	39	1,566	—	—
Payments for shares redeemed	(224)	(9,370)	(41)	(1,647)
Net increase (decrease)	343	14,032	1,595	63,241
Class S
Proceeds from shares sold	4,611	191,450	28,643	1,089,214
Proceeds from reinvestment of distributions	1,279	52,186	1,279	42,902
Payments for shares redeemed	(5,961)	(247,670)	(18,567)	(678,368)
Net increase (decrease)	(71)	(4,034)	11,355	453,748
Class Y
Proceeds from shares sold	12	498	705	25,290
Proceeds from reinvestment of distributions	14	547	10	319
Payments for shares redeemed	(48)	(1,994)	(429)	(16,795)
Net increase (decrease)	(22)	(949)	286	8,814
Total increase (decrease)	276	$10,145	(2,421)	$(67,849)
(1) For the period November 1, 2016 to August 8, 2017 (date of reclassification) .
(2) For the period March 16, 2017 (inception date) to October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 153

Russell Investment Company
International Developed Markets Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class A
April 30, 2018*	40.97	. 31	. 73	1.04	(. 69)	(. 69)
October 31, 2017	33.92	. 53	7.22	7.75	(. 70)	(. 70)
October 31, 2016	34.96	. 55	(1.21)	(. 66)	(. 38)	(. 38)
October 31, 2015	35.77	. 53	(. 79)	(. 26)	(. 55)	(. 55)
October 31, 2014	36.30	. 64	(. 48)	. 16	(. 69)	(. 69)
October 31, 2013	29.68	. 49	6.67	7.16	(. 54)	(. 54)

Class C
April 30, 2018*	40.93	. 14	. 75	. 89	(. 35)	(. 35)
October 31, 2017	33.87	. 25	7.24	7.49	(. 43)	(. 43)
October 31, 2016	34.86	. 29	(1.20)	(. 91)	(. 08)	(. 08)
October 31, 2015	35.62	. 26	(. 78)	(. 52)	(. 24)	(. 24)
October 31, 2014	36.15	. 37	(. 48)	(. 11)	(. 42)	(. 42)
October 31, 2013	29.52	. 24	6.67	6.91	(. 28)	(. 28)

Class E
April 30, 2018*	41.10	. 29	. 76	1.05	(. 50)	(. 50)
October 31, 2017	34.04	. 13	7.64	7.77	(. 71)	(. 71)
October 31, 2016	35.01	. 55	(1.21)	(. 66)	(. 31)	(. 31)
October 31, 2015	35.81	. 54	(. 81)	(. 27)	(. 53)	(. 53)
October 31, 2014	36.33	. 62	(. 45)	. 17	(. 69)	(. 69)
October 31, 2013	29.72	. 49	6.68	7.17	(. 56)	(. 56)

Class M
April 30, 2018*	41.09	. 39	. 73	1.12	(. 85)	(. 85)
October 31, 2017(9)	36.02	. 40	4.67	5.07	—	—

Class S
April 30, 2018*	41.07	. 36	. 74	1.10	(. 79)	(. 79)
October 31, 2017	34.00	. 62	7.24	7.86	(. 79)	(. 79)
October 31, 2016	35.04	. 62	(1.20)	(. 58)	(. 46)	(. 46)
October 31, 2015	35.86	. 63	(. 81)	(. 18)	(. 64)	(. 64)
October 31, 2014	36.38	. 71	(. 45)	. 26	(. 78)	(. 78)
October 31, 2013	29.74	. 57	6.69	7.26	(. 62)	(. 62)

Class Y
April 30, 2018*	41.12	. 39	. 74	1.13	(. 85)	(. 85)
October 31, 2017	34.05	. 85	7.08	7.93	(. 86)	(. 86)
October 31, 2016	35.08	. 70	(1.21)	(. 51)	(. 52)	(. 52)
October 31, 2015	35.90	. 25	(. 36)	(. 11)	(. 71)	(. 71)
October 31, 2014	36.41	. 79	(. 46)	. 33	(. 84)	(. 84)
October 31, 2013	29.76	. 63	6.69	7.32	(. 67)	(. 67)

See accompanying notes which are an integral part of the financial statements.

154 International Developed Markets Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)(k)

41.32	2.56	34,099	1.25	1.22	1.51	48
40.97	23.30	30,412	1.26	1.26	1.43	104
33.92	(1.87)	27,053	1.23	1.23	1.66	68
34.96	(. 71)	29,385	1.27	1.27	1.49	66
35.77	. 43	29,619	1.25	1.25	1.74	74
36.30	24.47	29,088	1.24	1.24	1.51	89

41.47	2.17	24,495	2.00	1.97	. 70	48
40.93	22.37	26,085	2.01	2.01	. 68	104
33.87	(2.60)	26,698	1.98	1.98	. 88	68
34.86	(1.46)	32,495	2.02	2.02	. 72	66
35.62	(. 33)	37,426	2.00	2.00	1.00	74
36.15	23.53	43,136	1.99	1.99	. 75	89

41.65	2.56	3,197	1.25	1.22	1.41	48
41.10	23.27	3,556	1.26	1.26	. 36	104
34.04	(1.86)	48,643	1.23	1.23	1.64	68
35.01	(. 74)	51,939	1.27	1.27	1.51	66
35.81	. 46	79,957	1.25	1.25	1.69	74
36.33	24.48	111,467	1.24	1.23	1.51	89

41.36	2.75	80,146	1.00	. 83	1.90	48
41.09	14.08	65,546	. 99	. 87	1.60	104

41.38	2.69	2,754,250	1.00	. 93	1.76	48
41.07	23.64	2,736,737	1.01	. 98	1.67	104
34.00	(1.61)	1,879,757	. 98	. 98	1.87	68
35.04	(. 48)	2,102,634	1.02	1.02	1.77	66
35.86	. 69	2,347,214	1.00	1.00	1.92	74
36.38	24.76	2,740,707	. 99	. 99	1.76	89

41.40	2.79	26,307	. 80	. 77	1.91	48
41.12	23.84	27,034	. 81	. 81	2.25	104
34.05	(1.41)	12,660	. 78	. 78	2.13	68
35.08	(. 28)	14,428	. 81	. 81	. 72	66
35.90	. 90	934,168	. 80	. 80	2.15	74
36.41	24.99	1,491,711	. 79	. 79	1.93	89

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 155

Russell Investment Company
International Developed Markets Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:

Advisory fees	$1,594,501
Administration fees	114,963
Distribution fees	22,193
Shareholder servicing fees	5,757
Transfer agent fees	375,726
Trustee fees	5,584
$2,118,724

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$40,530	$371,857	$306,114	$—	$—	$106,273	$262	$—
U. S. Cash Management Fund	156,947	993,599	1,034,078	(13)	1	116,456	1,135	—
	$197,477	$1,365,456	$1,340,192	$(13)	$1	$222,729	$1,397	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$2,867,104,821
Unrealized Appreciation	$200,988,926
Unrealized Depreciation	(73,473,807)
Net Unrealized Appreciation (Depreciation)	$127,515,119

See accompanying notes which are an integral part of the financial statements.

156 International Developed Markets Fund

Russell Investment Company
Global Equity Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$1,027.80	$1,017.36
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$7.54	$7.50
Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.50%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) .
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class C	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2018	$1,024.60	$1,013.64
the expenses you paid on your account during this period.	Expenses Paid During Period*	$11.29	$11.23

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 2.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period) .
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class E	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2017	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2018	$1,028.00	$1,017.36
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$7.54	$7.50
5% hypothetical examples that appear in the shareholder reports
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 1.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) .

Global Equity Fund 157

Russell Investment Company
Global Equity Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,030.40	$1,019.09
Expenses Paid During Period*	$5.79	$5.76

* Expenses are equal to the Fund's annualized expense ratio of 1.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,029.50	$1,018.60
Expenses Paid During Period*	$6.29	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) .

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,030.70	$1,019.59
Expenses Paid During Period*	$5.29	$5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.05%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) .

158 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 95.2%			Cayman Islands - 1.2%
Australia - 1.1%			Melco Crown Entertainment, Ltd. - ADR	175,046	5,463
Australia & New Zealand Banking			Tencent Holdings, Ltd.	390,604	19,177
Group, Ltd. - ADR	34,861	702			24,640
Caltex Australia, Ltd.	17,066	397
Commonwealth Bank of Australia - ADR	37,376	2,014	China - 1.8%
Macquarie Group, Ltd.	102,481	8,325	Agricultural Bank of China, Ltd. Class H	2,825,000	1,587
National Australia Bank, Ltd. - ADR	23,157	503	Alibaba Group Holding, Ltd. - ADR(Æ)	53,216	9,500
Treasury Wine Estates, Ltd.	341,419	4,868	Anhui Conch Cement Co. , Ltd. Class H	859,500	5,352
Wesfarmers, Ltd. (Æ)	37,944	1,246	China Construction Bank Corp. Class H	7,188,000	7,538
Westpac Banking Corp.	30,831	662	China Hongxing Sports, Ltd. (Æ)(Š)(Å)	6,320,000	—
Woolworths Group, Ltd.	70,016	1,465	Industrial & Commercial Bank of China,
WorleyParsons, Ltd.	315,480	3,836	Ltd. Class H	2,676,000	2,354
		24,018	Ping An Insurance Group Co. of China,
			Ltd. Class H	651,332	6,361
Austria - 0.5%			Weibo Corp. - ADR(Æ)	39,247	4,495
ams AG	57,093	4,712			37,187
Andritz AG	114,600	6,159
OMV AG	7,010	434	Colombia - 0.3%
		11,305	Bancolombia SA(Å)	564,500	6,672

Belgium - 1.1%			Curacao - 0.0%
Anheuser-Busch InBev SA(Ñ)	87,498	8,663	HAL Trust	2,891	534
Groupe Bruxelles Lambert SA	11,947	1,364
KBC Groep NV	90,589	7,894	Denmark - 0.3%
Solvay SA	43,895	6,101	Danske Bank A/S	29,969	1,044
		24,022	DSV A/S	56,768	4,494
					5,538
Bermuda - 0.1%
Everest Re Group, Ltd.	3,098	721	Finland - 0.3%
Nabors Industries, Ltd.	108,560	826	Kone OYJ Class B	116,646	5,792
XL Group, Ltd.	18,968	1,054
		2,601	France - 3.2%
			Air Liquide SA Class A	82,062	10,662
Brazil - 0.9%			AXA SA	39,158	1,119
Gerdau SA - ADR	1,020,535	4,766	BNP Paribas SA	16,625	1,281
Itau Unibanco Holding SA - ADR	327,630	4,760	Cie de Saint-Gobain	20,106	1,050
Localiza Rent a Car SA(Æ)	192,300	1,531	Cie Generale des Etablissements
Magazine Luiza SA	131,000	3,990	Michelin Class B	47,000	6,596
Petroleo Brasileiro SA - ADR(Æ)	320,416	4,515	Danone SA	16,100	1,298
		19,562	Imerys SA	73,389	6,678
			Ipsos SA	81,276	3,086
Canada - 1.5%			L'Oreal SA(Ñ)	38,223	9,154
Bank of Montreal	8,242	626	Pernod Ricard SA	6,231	1,033
Bank of Nova Scotia (The)	13,192	811	Publicis Groupe SA - ADR	66,296	4,955
BCE, Inc.	18,597	789	Safran SA	34,309	4,024
Canadian Imperial Bank of Commerce	19,569	1,704	Sanofi - ADR	24,854	1,962
Intact Financial Corp.	4,629	353	Schneider Electric SE	14,958	1,351
Magna International, Inc. Class A	120,220	7,100	Total SA	32,937	2,068
Methanex Corp.	124,400	7,498	Vinci SA(Ñ)	113,424	11,326
Royal Bank of Canada - GDR	36,753	2,795			67,643
Shopify, Inc. Class A(Æ)(Ñ)	33,447	4,470
Sun Life Financial, Inc.	33,887	1,399	Germany - 4.0%
Suncor Energy, Inc.	25,914	991	adidas AG	17,521	4,308
Toronto Dominion Bank	50,741	2,850	Allianz SE	8,567	2,027
		31,386	BASF SE	78,497	8,155
			Bayer AG	13,367	1,600
			Bayerische Motoren Werke AG	7,513	839

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 159

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Brenntag AG	46,616	2,668	Asahi Group Holdings, Ltd.	132,500	6,704
Daimler AG	13,371	1,054	Astellas Pharma, Inc.	95,800	1,404
Deutsche Boerse AG	68,793	9,255	Bridgestone Corp.	58,500	2,441
Deutsche Telekom AG	366,454	6,407	Canon, Inc.	78,400	2,716
Freenet AG	195,300	6,201	Central Japan Railway Co.	7,500	1,506
Hannover Rueck SE	61,336	8,621	Chubu Electric Power Co. , Inc.	70,600	1,106
Lanxess AG	85,892	6,361	Chugoku Electric Power Co. , Inc. (The)	88,900	1,111
Linde AG	29,200	6,489	Daito Trust Construction Co. , Ltd.	13,500	2,272
Muenchener Rueckversicherungs-			East Japan Railway Co.	15,500	1,486
Gesellschaft AG in Muenchen	40,910	9,374	Honda Motor Co. , Ltd.	309,777	10,640
SAP SE - ADR	15,654	1,745	Idemitsu Kosan Co. , Ltd.	38,900	1,523
Siemens AG	8,348	1,062	ITOCHU Corp.	75,200	1,505
Symrise AG	86,120	6,956	Japan Post Bank Co. , Ltd.	83,000	1,128
		83,122	Japan Post Holdings Co. , Ltd.	21,700	264
			Japan Real Estate Investment Corp. (ö)	253	1,314
Hong Kong - 0.4%			Japan Tobacco, Inc.	78,700	2,113
Cathay Pacific Airways, Ltd.	854,300	1,369	JX Holdings, Inc.	154,250	1,006
China Overseas Land & Investment, Ltd.	788,400	2,633	Kansai Electric Power Co. , Inc. (The)	502,200	7,011
China Resources Power Holdings Co. ,			KDDI Corp.	355,500	9,544
Ltd.	1,124,500	2,156	Marubeni Corp.	166,900	1,257
CLP Holdings, Ltd.	86,035	891	Minebea Co. , Ltd.	204,900	4,111
Hang Seng Bank, Ltd.	27,200	688	Mitsubishi Corp.	50,000	1,383
Link Real Estate Investment Trust(ö)	96,798	855	Mitsubishi Electric Corp.	108,200	1,661
		8,592	Mitsubishi UFJ Financial Group, Inc.	249,200	1,670
			Mitsui & Co. , Ltd.	72,600	1,311
India - 0.8%			Mixi, Inc.	112,300	3,702
HDFC Bank, Ltd. - ADR	53,381	5,114	Mizuho Financial Group, Inc.	773,100	1,402
IndusInd Bank, Ltd.	157,788	4,466	Nexon Co. , Ltd. (Æ)	645,580	9,389
Infosys, Ltd. - ADR(Ñ)	451,200	7,974	Nippon Building Fund, Inc. (ö)	232	1,304
		17,554	Nippon Telegraph & Telephone Corp.	34,188	1,627
			Nissan Motor Co. , Ltd.	62,100	653
Indonesia - 0.2%			NTT DOCOMO, Inc.	105,800	2,742
Bank Central Asia Tbk PT	2,171,527	3,434	ORIX Corp.	129,600	2,278
			Osaka Gas Co. , Ltd.	59,000	1,270
Ireland - 1.0%			Sekisui House, Ltd.	69,400	1,269
Accenture PLC Class A	20,000	3,024	Seven & i Holdings Co. , Ltd.	34,200	1,502
Greencore Group PLC Class A	2,502,699	5,455	Sony Corp.	100,800	4,964
Medtronic PLC	168,994	13,542	Sumitomo Metal Mining Co. , Ltd.	75,500	3,217
		22,021	Sumitomo Mitsui Financial Group, Inc.	303,700	12,605
			Takeda Pharmaceutical Co. , Ltd.	31,700	1,333
Israel - 0.6%			Toyota Motor Corp.	34,500	2,260
Teva Pharmaceutical Industries, Ltd.			Yamaguchi Financial Group, Inc.	90,000	1,125
- ADR(Ñ)	386,300	6,946			123,768
Wix. com, Ltd. (Æ)	61,910	5,092
		12,038	Jersey - 0.0%
			Glencore PLC(Æ)	5	—
Italy - 0.5%
Enel SpA	1,169,416	7,407	Luxembourg - 0.5%
ENI SpA - ADR	46,569	909	Samsonite International SA	875,400	3,955
Saipem SpA(Æ)	143,320	547	Spotify Technology SA(Æ)	41,792	6,756
Snam Rete Gas SpA	155,207	744			10,711
Trevi Finanziaria Industriale SpA(Æ)(Ñ)	1,489,405	758
		10,365	Netherlands - 1.2%
			ASML Holding NV	8,696	1,644
Japan - 5.9%			Heineken NV	164,099	17,255
Aisin Seiki Co. , Ltd.	27,700	1,503	ING Groep NV	51,573	865
Aozora Bank, Ltd.	35,500	1,436	Koninklijke Ahold Delhaize NV	89,021	2,146

See accompanying notes which are an integral part of the financial statements.

160 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Koninklijke Vopak NV(Ñ)	8,638	424	Swedbank AB Class A	60,791	1,324
Royal Dutch Shell PLC Class A	60,914	2,131			15,226
SBM Offshore NV	54,736	917
		25,382	Switzerland - 3.5%
			ABB, Ltd.	94,832	2,209
Norway - 0.9%			Adecco SA	17,695	1,171
DNB ASA(Ñ)	382,246	7,130	Chubb, Ltd.	61,774	8,381
SpareBank 1 SR-Bank ASA(Å)	452,852	4,471	Cie Financiere Richemont SA	120,646	11,458
Statoil ASA Class N	33,882	867	Nestle SA	185,819	14,365
Yara International ASA(Ñ)	149,400	6,275	Novartis AG	114,723	8,824
		18,743	Roche Holding AG	58,535	12,986
			SGS SA	1,305	3,165
Panama - 0.2%			Sika AG	868	6,291
Carnival Corp.	79,251	4,998	Swiss Re AG	4,222	402
			Swisscom AG	2,480	1,189
Portugal - 0.1%			TE Connectivity, Ltd.	10,143	931
Energias de Portugal SA(Ñ)	619,402	2,299	Transocean, Ltd. (Æ)	70,812	876
Galp Energia SGPS SA Class B	41,880	802	UBS Group AG(Æ)	65,289	1,097
		3,101	Zurich Insurance Group AG	2,817	899
					74,244
Puerto Rico - 0.4%
Popular, Inc.	160,600	7,434	Taiwan - 1.0%
			Taiwan Semiconductor Manufacturing
Singapore - 0.9%			Co. , Ltd. - ADR	553,800	21,294
DBS Group Holdings, Ltd.	119,300	2,756
Singapore Telecommunications, Ltd.	375,800	999	Thailand - 0.7%
United Overseas Bank, Ltd.	632,984	14,297	Kasikornbank PCL	883,700	5,456
		18,052	Siam Commercial Bank PCL (The)	2,003,500	8,292
					13,748
South Korea - 4.0%
Hugel, Inc. (Æ)	8,892	4,178	United Kingdom - 6.1%
Hyundai Mobis Co. , Ltd.	24,980	5,785	Aon PLC	6,141	875
Hyundai Motor Co.	26,537	3,970	AstraZeneca PLC - ADR	100,367	3,566
Kia Motors Corp.	165,800	5,128	AstraZeneca PLC	19,060	1,336
LG Uplus Corp.	406,800	4,660	Babcock International Group PLC	787,700	7,961
Samsung Electronics Co. , Ltd. (Š)	17,983	44,619	Barclays PLC	4,232,787	12,079
Shinhan Financial Group Co. , Ltd.	143,539	6,369	BBA Aviation PLC	1,042,919	4,567
SK Hynix, Inc.	105,792	8,283	Bellway PLC	149,079	6,774
		82,992	BHP Billiton PLC - ADR	174,700	7,397
			BP PLC	2,041,101	15,079
Spain - 0.4%			British American Tobacco PLC	36,150	1,987
Banco de Sabadell SA - ADR	2,876,600	5,620	Cineworld Group PLC	2,467,500	8,800
Banco Santander SA - ADR(Ñ)	144,224	930	Diageo PLC	34,681	1,234
Enagas SA	23,710	689	Direct Line Insurance Group PLC	105,333	542
Iberdrola SA	174,189	1,343	GlaxoSmithKline PLC - ADR	81,171	1,629
Repsol SA - ADR	40,170	765	HSBC Holdings PLC	194,942	1,943
		9,347	Inchcape PLC	341,300	3,409
			John Wood Group PLC	102,767	800
Sweden - 0.7%			Kingfisher PLC	223,931	933
Duni AB(Ñ)(Å)	256,957	3,486	Legal & General Group PLC	294,334	1,092
Loomis AB Class B	110,360	4,028	Lloyds Banking Group PLC	1,431,225	1,272
Nordea Bank AB	58,608	594	Marks & Spencer Group PLC	983,500	3,880
Skandinaviska Enskilda Banken AB			National Grid PLC	81,310	942
Class A	89,938	846	Next PLC	119,600	8,617
Svenska Handelsbanken AB Class A	443,187	4,948	Persimmon PLC Class A	32,772	1,223
			Petrofac, Ltd.	105,767	877
			Prudential PLC	115,978	2,975

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 161

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Reckitt Benckiser Group PLC	15,447	1,211	Campbell Soup Co. (Ñ)	15,425	629
Royal Bank of Scotland Group PLC(Æ)	1,562,348	5,801	Capital One Financial Corp.	82,037	7,434
Royal Dutch Shell PLC Class B	27,303	975	Carter's, Inc.	59,800	5,999
St. James's Place PLC	136,346	2,128	CH Robinson Worldwide, Inc.	14,266	1,313
Standard Chartered PLC	654,742	6,897	Charter Communications, Inc. Class
Subsea 7 SA	44,867	627	A(Æ)	38,303	10,391
Taylor Wimpey PLC	2,588,018	6,822	Chevron Corp.	24,525	3,068
TechnipFMC PLC	35,020	1,148	Cigna Corp.	52,782	9,069
Vodafone Group PLC	320,794	933	Cincinnati Financial Corp.	9,626	677
		128,331	Cisco Systems, Inc.	34,496	1,528
			Citigroup, Inc.	225,286	15,381
United States - 48.7%			Clorox Co. (The)	9,016	1,057
3M Co.	11,989	2,331	CME Group, Inc. Class A	72,397	11,415
Adobe Systems, Inc. (Æ)	61,618	13,655	CNX Resources Corp. (Æ)	44,427	660
ADT, Inc. (Ñ)	73,292	653	Coca-Cola Co. (The)	301,759	13,039
Aflac, Inc.	50,720	2,311	Colgate-Palmolive Co.	25,484	1,662
Air Products & Chemicals, Inc.	12,031	1,953	Comcast Corp. Class A	25,484	800
Allergan PLC	42,484	6,528	ConAgra Foods, Inc.	30,801	1,142
ALLETE, Inc.	84,500	6,457	CoStar Group, Inc. (Æ)	19,908	7,299
Alliant Energy Corp.	22,751	977	CSX Corp. (Ñ)	93,088	5,528
Allstate Corp. (The)	9,520	931	Cummins, Inc.	12,082	1,931
Alphabet, Inc. Class C(Æ)	52,493	53,402	CVS Health Corp.	13,690	956
Altria Group, Inc.	11,943	670	Danaher Corp.	9,794	983
Amazon. com, Inc. (Æ)	12,807	20,058	Darden Restaurants, Inc.	10,604	985
Amdocs, Ltd.	9,260	623	Deere & Co.	30,414	4,116
American Electric Power Co. , Inc.	11,347	794	Delta Air Lines, Inc.	18,968	991
American Express Co.	92,777	9,162	Dime Community Bancshares, Inc.	177,661	3,509
American Financial Group, Inc.	4,569	517	Dollar Tree, Inc. (Æ)	48,748	4,674
American International Group, Inc.	5,913	331	DowDuPont, Inc.	34,052	2,153
Ameris Bancorp	132,620	6,856	DR Horton, Inc.	199,900	8,824
Amgen, Inc.	2,965	517	Dr Pepper Snapple Group, Inc.	14,208	1,704
Andeavor(Æ)	9,147	1,265	Duke Energy Corp.	8,484	680
Annaly Capital Management, Inc. (ö)	52,632	546	Eaton Corp. PLC	13,593	1,020
Antero Resources Corp. (Æ)	20,561	391	eBay, Inc. (Æ)	118,700	4,496
Anthem, Inc. (Æ)	75,350	17,781	Edison International	11,016	722
Apple, Inc.	161,160	26,633	Edwards Lifesciences Corp. (Æ)	51,739	6,589
Aqua America, Inc.	31,914	1,122	Eli Lilly & Co.	20,858	1,691
ArcelorMittal SA(Ñ)	119,671	4,050	Emerson Electric Co.	27,574	1,831
Archer-Daniels-Midland Co.	23,396	1,062	Exact Sciences Corp. (Æ)	121,977	6,100
Arthur J Gallagher & Co.	7,290	510	Exelon Corp.	16,111	639
AT&T, Inc.	44,757	1,464	Express Scripts Holding Co. (Æ)	13,937	1,055
Automatic Data Processing, Inc.	22,630	2,672	Exxon Mobil Corp.	56,294	4,377
AvalonBay Communities, Inc. (ö)	7,416	1,209	Facebook, Inc. Class A(Æ)	208,545	35,869
Avnet, Inc.	171,100	6,712	Federal Realty Investment Trust(ö)	6,100	707
Bank of America Corp.	887,809	26,563	Fifth Third Bancorp	172,897	5,735
Bank of New York Mellon Corp. (The)	19,782	1,078	First American Financial Corp.	24,061	1,230
Baxter International, Inc.	79,087	5,497	FleetCor Technologies, Inc. (Æ)	20,113	4,169
BB&T Corp.	13,978	738	Ford Motor Co.	41,291	464
Becton Dickinson and Co.	49,720	11,529	Franklin Resources, Inc.	181,374	6,101
Berkshire Hathaway, Inc. Class B(Æ)	16,338	3,165	General Dynamics Corp.	31,600	6,361
BlackRock Health Sciences Trust	956,672	5,315	General Electric Co.	34,526	486
BlackRock, Inc. Class A	4,611	2,405	General Mills, Inc.	32,546	1,424
Boeing Co. (The)	10,106	3,371	General Motors Co.	29,171	1,072
Bristol-Myers Squibb Co.	37,344	1,947	Genuine Parts Co.	13,347	1,179
Brookline Bancorp, Inc.	158,576	2,632	Gilead Sciences, Inc.	138,589	10,010
CA, Inc.	36,947	1,286	Goldman Sachs Group, Inc. (The)	6,101	1,454
Cabot Oil & Gas Corp.	384,000	9,181	Guidewire Software, Inc. (Æ)	79,496	6,727

See accompanying notes which are an integral part of the financial statements.

162 Global Equity Fund

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Global Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Halliburton Co.	247,400	13,110	Praxair, Inc.	58,454	8,915
Helmerich & Payne, Inc. (Ñ)	15,111	1,051	Principal Financial Group, Inc.	17,907	1,060
Hess Corp.	17,846	1,017	Procter & Gamble Co. (The)	34,835	2,520
Hewlett Packard Enterprise Co.	191,800	3,270	Progressive Corp. (The)	35,910	2,165
HollyFrontier Corp.	16,741	1,016	Prudential Financial, Inc.	5,870	624
Home Depot, Inc. (The)	16,687	3,084	Public Service Enterprise Group, Inc.	20,029	1,045
Honeywell International, Inc.	8,066	1,167	Quest Diagnostics, Inc.	70,888	7,174
Hubbell, Inc. Class B	6,495	675	Raytheon Co.	11,928	2,445
Huntington Bancshares, Inc.	67,853	1,012	Regency Centers Corp. (ö)	12,469	734
Intel Corp.	294,339	15,194	Regions Financial Corp.	34,570	646
Intercontinental Exchange, Inc.	130,627	9,465	Rockwell Automation, Inc.	9,247	1,521
International Bancshares Corp.	160,018	6,369	Rockwell Collins, Inc.	3,071	407
International Business Machines Corp.	3,050	442	Salesforce. com, Inc. (Æ)	102,143	12,359
JM Smucker Co. (The)	59,500	6,788	Schlumberger, Ltd.	15,830	1,085
Johnson & Johnson	129,919	16,433	ServiceNow, Inc. (Æ)	32,555	5,409
Johnson Controls International PLC(Æ)	21,005	711	SS&C Technologies Holdings, Inc.	89,481	4,443
JPMorgan Chase & Co.	304,940	33,171	Starwood Property Trust, Inc. (ö)	47,321	992
Kellogg Co.	17,539	1,033	State Street Corp.	11,871	1,184
KeyCorp	19,264	384	SunTrust Banks, Inc.	9,786	654
Kimberly-Clark Corp.	13,470	1,395	Synchrony Financial	82,313	2,731
Kinder Morgan, Inc.	45,287	716	Sysco Corp.	27,597	1,726
Kraft Heinz Co. (The)	9,996	564	Tapestry, Inc.	23,341	1,255
Kroger Co. (The)	205,800	5,184	Targa Resources Corp.	18,916	888
L Brands, Inc.	138,700	4,842	Target Corp.	17,571	1,276
Leggett & Platt, Inc.	15,116	613	TD Ameritrade Holding Corp.	80,164	4,657
Lennar Corp. Class A	167,002	8,833	Texas Instruments, Inc.	19,311	1,959
Lennar Corp. Class B	3,222	138	Thomson Reuters Corp.	22,421	902
Lockheed Martin Corp.	9,405	3,018	Tiffany & Co.	9,698	997
M&T Bank Corp.	2,863	522	Time Warner, Inc.	7,407	702
Marathon Petroleum Corp.	120,828	9,052	Torchmark Corp.	5,044	438
MasterCard, Inc. Class A	95,800	17,078	Trade Desk, Inc. (The) Class A(Æ)(Ñ)	107,805	5,516
Maxim Integrated Products, Inc.	11,710	638	Travelers Cos. , Inc. (The)	17,717	2,332
McDonald's Corp.	16,694	2,795	Tyson Foods, Inc. Class A	87,636	6,143
Merck & Co. , Inc.	100,132	5,894	Under Armour, Inc. Class A(Æ)(Ñ)	175,880	3,124
Meritage Homes Corp. (Æ)	6,000	267	Union Pacific Corp.	20,028	2,676
MetLife, Inc.	9,656	460	United Parcel Service, Inc. Class B	15,830	1,797
Microchip Technology, Inc.	55,564	4,649	United Technologies Corp.	17,321	2,081
Microsoft Corp.	376,979	35,255	UnitedHealth Group, Inc.	179,694	42,480
Morgan Stanley	26,924	1,390	US Bancorp	40,476	2,042
Murphy Oil Corp.	25,598	771	Valero Energy Corp.	12,401	1,376
National Oilwell Varco, Inc.	20,010	774	Verizon Communications, Inc.	145,545	7,183
NextEra Energy, Inc.	58,280	9,553	Visa, Inc. Class A	100,553	12,758
NVIDIA Corp.	57,042	12,829	Vulcan Materials Co.	28,618	3,196
Occidental Petroleum Corp.	23,910	1,847	Walgreens Boots Alliance, Inc.	14,466	961
Oceaneering International, Inc.	71,804	1,525	Wal-Mart Stores, Inc.	32,941	2,914
Omnicom Group, Inc.	17,086	1,259	Walt Disney Co. (The)	7,421	745
Oracle Corp.	29,548	1,349	Waste Management, Inc.	23,742	1,930
Packaging Corp. of America	46,107	5,334	Wausau Paper Corp.	264,700	4,533
Patterson-UTI Energy, Inc.	69,654	1,492	Wayfair, Inc. Class A(Æ)(Ñ)	41,776	2,603
PayPal Holdings, Inc. (Æ)	97,419	7,268	Web. com Group, Inc. (Æ)	265,400	4,936
PBF Energy, Inc. Class A	27,898	1,069	Webster Financial Corp.	118,100	7,108
PepsiCo, Inc.	102,138	10,310	WEC Energy Group, Inc. (Æ)	19,733	1,268
Pfizer, Inc.	470,850	17,238	Wells Fargo & Co.	35,047	1,821
Phillips 66	12,565	1,399	WESCO International, Inc. (Æ)	105,500	6,283
Pinnacle West Capital Corp.	9,715	782	Western Union Co. (The)	343,000	6,774
PNC Financial Services Group, Inc.			Workday, Inc. Class A(Æ)	41,597	5,193
(The)	6,466	942	World Fuel Services Corp.	12,847	276

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 163

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Global Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Xerox Corp.	200,350		6,301
Xilinx, Inc.	11,690		751
Zuora, Inc. Class A(Æ)	4,900		94
			1,024,499

Virgin Islands, British - 0.2%
J2 Acquisition, Ltd. (Æ)(Þ)(Å)	302,824		2,868
Ocelot Partners, Ltd. (Æ)(Š)(Þ)(Å)	192,168		1,840
			4,708

Total Common Stocks
(cost $1,601,188)			2,004,604

Warrants & Rights - 0.0%
Virgin Islands, British - 0.0%
J2 Acquisition, Ltd. (Æ)
2020 Warrants	302,800		148

Total Warrants & Rights
(cost $3)			148

Short-Term Investments - 4.6%
United States - 4.6%
U. S. Cash Management Fund(@)	73,629,254	(8)	73,629
United States Treasury Bills
1.411% due 05/10/18 (~)(§)	6,600		6,597
1.626% due 05/31/18 (~)(§)	10,200		10,186
1.760% due 07/05/18 (~)(§)	2,200		2,193
1.880% due 08/16/18 (~)(§)	4,000		3,978
1.914% due 09/13/18 (~)(§)	1,000		993
			97,576
Total Short-Term Investments
(cost $97,582)			97,576

Other Securities - 3.7%
U. S. Cash Collateral Fund(×)(@)	76,932,031	(8)	76,932
Total Other Securities
(cost $76,932)			76,932

Total Investments 103.5%
(identified cost $1,775,705)			2,179,260

Other Assets and Liabilities, Net
-(3.5%)			(76,350)
Net Assets - 100.0%			2,102,910

See accompanying notes which are an integral part of the financial statements.

164 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
					Principal	Cost per		Cost	Fair Value
% of Net Assets		Acquisition			Amount ($)		Unit	(000)	(000)
Securities		Date			or shares		$	$	$
0.9%
Bancolombia SA		08/23/17	COP		564,500		10.54	5,949	6,672
China Hongxing Sports, Ltd.		08/27/10	SGD		6,320,000		—	764	—
Duni AB		10/01/13	SEK		256,957		10.63	2,731	3,486
J2 Acquisition, Ltd.		10/05/17			302,824		9.99	3,025	2,868
Ocelot Partners, Ltd.		03/08/17			192,168		10.00	1,922	1,840
SpareBank 1 SR-Bank ASA		04/08/14	NOK		452,852		8.75	3,961	4,471
									19,337
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
									Value and
									Unrealized
								Appreciation
		Number of			Notional		Expiration	(Depreciation)
		Contracts			Amount		Date		$
Long Positions
CAC40 Euro Index Futures				13	EUR	711	05/18		17
DAX Index Futures				2	EUR	631	06/18		6
EURO STOXX 50 Index Futures			1,442		EUR	50,095	06/18		2,190
FTSE 100 Index Futures				6	GBP	448	06/18		7
OMXS 30 Index Futures				8	SEK	1,252	05/18		1
S&P 400 E-Mini Index Futures				2	USD	374	06/18		(4)
S&P 500 E-Mini Index Futures				166	USD	21,970	06/18		(702)
S&P Energy Select Sector Index Futures				693	USD	51,462	06/18		2,513
S&P/TSX 60 Index Futures				1	CAD	184	06/18		4
SPI 200 Index Futures				1	AUD	149	06/18		2
TOPIX Index Futures				510	JPY	9,075,450	06/18		4,044
Short Positions
FTSE 100 Index Futures				155	GBP	11,563	06/18		(694)
Hang Seng Index Futures				60	HKD	91,995	05/18		(87)
MSCI Emerging Markets Mini Index Futures			2,254		USD	129,853	06/18		6,922
NASDAQ 100 E-Mini Index Futures				389	USD	51,449	06/18		3,977
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									18,196

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
		Amount			Amount				(Depreciation)
Counterparty		Sold			Bought		Settlement Date		$
Bank of America	USD		78	AUD		100	06/20/18		(2)
Bank of America	USD		116	AUD		150	06/20/18		(3)
Bank of America	USD		152	AUD		200	06/20/18		(1)
Bank of America	USD		78		CAD	100	06/20/18		—
Bank of America	USD		156		CAD	200	06/20/18		—
Bank of America	USD		218		CAD	280	06/20/18		—
Bank of America	USD		870		EUR	700	06/20/18		(21)
Bank of America	USD		995		EUR	800	06/20/18		(26)
Bank of America	USD	1,096			EUR	900	06/20/18		(5)
Bank of America	USD		279		GBP	200	06/20/18		(3)
Bank of America	USD		284		GBP	200	06/20/18		(8)

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 165

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Global Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	387	GBP	280	06/20/18	—
Bank of America	USD	426	GBP	300	06/20/18	(12)
Bank of America	USD	115	HKD	900	06/20/18	—
Bank of America	USD	141	HKD	1,100	06/20/18	—
Bank of America	USD	4,601	HKD	36,000	06/20/18	(9)
Bank of America	USD	384	JPY	40,000	06/20/18	(17)
Bank of America	USD	475	JPY	50,000	06/20/18	(16)
Bank of America	USD	598	JPY	65,000	06/20/18	(1)
Bank of America	USD	7,565	JPY	800,000	06/20/18	(222)
Bank of America	USD	259	NOK	2,000	06/20/18	(9)
Bank of America	USD	49	SEK	400	06/20/18	(3)
Bank of America	USD	70	SEK	600	06/20/18	(1)
Bank of America	USD	85	SEK	700	06/20/18	(5)
Bank of America	AUD	100	USD	78	06/20/18	3
Bank of America	AUD	150	USD	116	06/20/18	3
Bank of America	AUD	150	USD	118	06/20/18	5
Bank of America	AUD	200	USD	152	06/20/18	1
Bank of America	AUD	225	USD	174	06/20/18	5
Bank of America	AUD	400	USD	315	06/20/18	14
Bank of America	CAD	100	USD	77	06/20/18	(1)
Bank of America	CAD	100	USD	78	06/20/18	—
Bank of America	CAD	200	USD	153	06/20/18	(3)
Bank of America	CAD	200	USD	156	06/20/18	—
Bank of America	CAD	275	USD	214	06/20/18	—
Bank of America	CAD	300	USD	237	06/20/18	3
Bank of America	CAD	450	USD	348	06/20/18	(3)
Bank of America	EUR	200	USD	250	06/20/18	7
Bank of America	EUR	400	USD	493	06/20/18	8
Bank of America	EUR	500	USD	625	06/20/18	19
Bank of America	EUR	600	USD	746	06/20/18	18
Bank of America	EUR	800	USD	995	06/20/18	25
Bank of America	EUR	850	USD	1,054	06/20/18	23
Bank of America	EUR	900	USD	1,103	06/20/18	12
Bank of America	EUR	1,500	USD	1,870	06/20/18	52
Bank of America	GBP	150	USD	211	06/20/18	4
Bank of America	GBP	150	USD	209	06/20/18	2
Bank of America	GBP	200	USD	279	06/20/18	3
Bank of America	GBP	200	USD	282	06/20/18	6
Bank of America	GBP	250	USD	349	06/20/18	4
Bank of America	GBP	300	USD	424	06/20/18	10
Bank of America	GBP	500	USD	701	06/20/18	11
Bank of America	HKD	300	USD	38	06/20/18	—
Bank of America	HKD	600	USD	77	06/20/18	—
Bank of America	HKD	650	USD	83	06/20/18	—
Bank of America	HKD	800	USD	102	06/20/18	—
Bank of America	HKD	800	USD	102	06/20/18	—
Bank of America	HKD	1,400	USD	179	06/20/18	1
Bank of America	HKD	35,000	USD	4,475	06/20/18	11
Bank of America	JPY	10,000	USD	94	06/20/18	3
Bank of America	JPY	20,000	USD	189	06/20/18	5
Bank of America	JPY	35,000	USD	332	06/20/18	11
Bank of America	JPY	40,000	USD	379	06/20/18	11

See accompanying notes which are an integral part of the financial statements.

166 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	JPY	50,000	USD	474	06/20/18	15
Bank of America	JPY	50,000	USD	462	06/20/18	3
Bank of America	JPY	65,000	USD	608	06/20/18	11
Bank of America	JPY	110,000	USD	1,042	06/20/18	33
Bank of America	JPY	650,000	USD	6,224	06/20/18	259
Bank of America	SEK	250	USD	31	06/20/18	2
Bank of America	SEK	400	USD	49	06/20/18	3
Bank of America	SEK	400	USD	49	06/20/18	3
Bank of America	SEK	500	USD	61	06/20/18	4
Bank of America	SEK	600	USD	72	06/20/18	3
Bank of America	SEK	600	USD	71	06/20/18	2
Bank of America	SEK	1,000	USD	123	06/20/18	9
Bank of Montreal	USD	5,393	AUD	6,917	06/20/18	(185)
Bank of Montreal	USD	11,974	CAD	15,435	06/20/18	62
Bank of Montreal	USD	15,039	EUR	12,087	06/20/18	(390)
Bank of Montreal	USD	3,854	GBP	2,768	06/20/18	(34)
Bank of Montreal	USD	1,803	HKD	14,100	06/20/18	(5)
Bank of Montreal	USD	18,583	JPY	1,960,086	06/20/18	(594)
Bank of Montreal	CHF	8,173	USD	8,697	06/20/18	416
Bank of Montreal	DKK	15,675	USD	2,619	06/20/18	68
Bank of Montreal	EUR	7,938	USD	9,876	06/20/18	256
Bank of Montreal	GBP	2,680	USD	3,731	06/20/18	33
Bank of Montreal	HKD	13,145	USD	1,681	06/20/18	5
Bank of Montreal	JPY	358,000	USD	3,394	06/20/18	108
Bank of Montreal	NOK	75,795	USD	9,702	06/20/18	237
Bank of Montreal	NZD	5,375	USD	3,900	06/20/18	118
Bank of Montreal	SEK	10,300	USD	1,256	06/20/18	76
Brown Brothers Harriman	USD	23	AUD	30	06/20/18	—
Brown Brothers Harriman	USD	115	AUD	150	06/20/18	(2)
Brown Brothers Harriman	USD	155	AUD	200	06/20/18	(5)
Brown Brothers Harriman	USD	192	AUD	250	06/20/18	(4)
Brown Brothers Harriman	USD	31	CAD	40	06/20/18	—
Brown Brothers Harriman	USD	159	CAD	200	06/20/18	(3)
Brown Brothers Harriman	USD	195	CAD	250	06/20/18	(1)
Brown Brothers Harriman	USD	315	CAD	400	06/20/18	(3)
Brown Brothers Harriman	USD	42	DKK	250	06/20/18	(1)
Brown Brothers Harriman	USD	182	EUR	150	06/20/18	—
Brown Brothers Harriman	USD	864	EUR	700	06/20/18	(15)
Brown Brothers Harriman	USD	991	EUR	800	06/20/18	(22)
Brown Brothers Harriman	USD	1,486	EUR	1,200	06/20/18	(32)
Brown Brothers Harriman	USD	56	GBP	40	06/20/18	(1)
Brown Brothers Harriman	USD	144	GBP	100	06/20/18	(6)
Brown Brothers Harriman	USD	282	GBP	200	06/20/18	(6)
Brown Brothers Harriman	USD	283	GBP	200	06/20/18	(7)
Brown Brothers Harriman	USD	286	GBP	200	06/20/18	(10)
Brown Brothers Harriman	USD	496	GBP	350	06/20/18	(13)
Brown Brothers Harriman	USD	19	HKD	150	06/20/18	—
Brown Brothers Harriman	USD	89	HKD	700	06/20/18	—
Brown Brothers Harriman	USD	96	HKD	750	06/20/18	—
Brown Brothers Harriman	USD	153	HKD	1,200	06/20/18	—
Brown Brothers Harriman	USD	47	JPY	5,000	06/20/18	(1)
Brown Brothers Harriman	USD	92	JPY	10,000	06/20/18	—

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 167

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	USD	471	JPY	50,000	06/20/18	(12)
Brown Brothers Harriman	USD	561	JPY	60,000	06/20/18	(10)
Brown Brothers Harriman	USD	800	JPY	85,000	06/20/18	(20)
Brown Brothers Harriman	USD	65	NOK	500	06/20/18	(3)
Brown Brothers Harriman	USD	573	NOK	4,500	06/20/18	(11)
Brown Brothers Harriman	USD	144	NZD	200	06/20/18	(3)
Brown Brothers Harriman	USD	9	SEK	80	06/20/18	—
Brown Brothers Harriman	USD	59	SEK	500	06/20/18	(2)
Brown Brothers Harriman	USD	60	SEK	500	06/20/18	(3)
Brown Brothers Harriman	USD	96	SEK	800	06/20/18	(5)
Brown Brothers Harriman	AUD	130	USD	99	06/20/18	1
Brown Brothers Harriman	AUD	300	USD	234	06/20/18	8
Brown Brothers Harriman	CAD	180	USD	140	06/20/18	—
Brown Brothers Harriman	CAD	450	USD	345	06/20/18	(5)
Brown Brothers Harriman	EUR	600	USD	737	06/20/18	10
Brown Brothers Harriman	EUR	1,500	USD	1,859	06/20/18	41
Brown Brothers Harriman	GBP	100	USD	141	06/20/18	3
Brown Brothers Harriman	GBP	150	USD	210	06/20/18	3
Brown Brothers Harriman	GBP	400	USD	560	06/20/18	8
Brown Brothers Harriman	HKD	300	USD	38	06/20/18	—
Brown Brothers Harriman	HKD	550	USD	70	06/20/18	—
Brown Brothers Harriman	HKD	1,500	USD	192	06/20/18	1
Brown Brothers Harriman	JPY	15,000	USD	140	06/20/18	2
Brown Brothers Harriman	JPY	45,000	USD	416	06/20/18	3
Brown Brothers Harriman	JPY	100,000	USD	947	06/20/18	29
Brown Brothers Harriman	SEK	350	USD	41	06/20/18	1
Brown Brothers Harriman	SEK	900	USD	111	06/20/18	8
Citibank	USD	559	AUD	717	06/20/18	(19)
Citibank	USD	5,391	AUD	6,917	06/20/18	(183)
Citibank	USD	772	CAD	996	06/20/18	4
Citibank	USD	11,975	CAD	15,435	06/20/18	61
Citibank	USD	4,121	EUR	3,312	06/20/18	(106)
Citibank	USD	15,036	EUR	12,087	06/20/18	(386)
Citibank	USD	1,362	GBP	979	06/20/18	(11)
Citibank	USD	3,851	GBP	2,768	06/20/18	(32)
Citibank	USD	336	HKD	2,625	06/20/18	(1)
Citibank	USD	1,803	HKD	14,100	06/20/18	(5)
Citibank	USD	2,116	JPY	223,148	06/20/18	(68)
Citibank	USD	18,587	JPY	1,960,086	06/20/18	(596)
Citibank	USD	260	SEK	2,131	06/20/18	(16)
Citibank	AUD	300	USD	233	06/20/18	7
Citibank	CAD	300	USD	239	06/20/18	5
Citibank	CHF	8,173	USD	8,694	06/20/18	413
Citibank	DKK	15,675	USD	2,618	06/20/18	68
Citibank	EUR	1,200	USD	1,492	06/20/18	37
Citibank	EUR	7,938	USD	9,874	06/20/18	254
Citibank	GBP	350	USD	503	06/20/18	20
Citibank	GBP	2,680	USD	3,728	06/20/18	31
Citibank	HKD	1,200	USD	153	06/20/18	—
Citibank	HKD	13,145	USD	1,681	06/20/18	4
Citibank	JPY	80,000	USD	750	06/20/18	15
Citibank	JPY	358,000	USD	3,395	06/20/18	109

See accompanying notes which are an integral part of the financial statements.

168 Global Equity Fund

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Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	NOK	75,795	USD	9,683	06/20/18	218
Citibank	NZD	5,375	USD	3,897	06/20/18	115
Citibank	SEK	800	USD	95	06/20/18	4
Citibank	SEK	10,300	USD	1,256	06/20/18	75
Northern Trust	EUR	85	USD	103	05/02/18	—
Royal Bank of Canada	USD	560	AUD	717	06/20/18	(20)
Royal Bank of Canada	USD	5,403	AUD	6,917	06/20/18	(194)
Royal Bank of Canada	USD	774	CAD	996	06/20/18	2
Royal Bank of Canada	USD	12,004	CAD	15,435	06/20/18	32
Royal Bank of Canada	USD	4,127	EUR	3,312	06/20/18	(113)
Royal Bank of Canada	USD	15,061	EUR	12,087	06/20/18	(411)
Royal Bank of Canada	USD	1,363	GBP	979	06/20/18	(13)
Royal Bank of Canada	USD	3,855	GBP	2,768	06/20/18	(35)
Royal Bank of Canada	USD	336	HKD	2,625	06/20/18	(1)
Royal Bank of Canada	USD	1,803	HKD	14,100	06/20/18	(4)
Royal Bank of Canada	USD	2,113	JPY	223,148	06/20/18	(65)
Royal Bank of Canada	USD	18,564	JPY	1,960,086	06/20/18	(576)
Royal Bank of Canada	USD	260	SEK	2,131	06/20/18	(16)
Royal Bank of Canada	AUD	120	USD	93	06/20/18	3
Royal Bank of Canada	AUD	120	USD	91	06/20/18	—
Royal Bank of Canada	AUD	140	USD	108	06/20/18	2
Royal Bank of Canada	CAD	140	USD	109	06/20/18	—
Royal Bank of Canada	CAD	200	USD	155	06/20/18	—
Royal Bank of Canada	CAD	250	USD	198	06/20/18	3
Royal Bank of Canada	CHF	8,173	USD	8,700	06/20/18	418
Royal Bank of Canada	DKK	15,675	USD	2,622	06/20/18	72
Royal Bank of Canada	EUR	500	USD	611	06/20/18	5
Royal Bank of Canada	EUR	800	USD	990	06/20/18	20
Royal Bank of Canada	EUR	800	USD	994	06/20/18	24
Royal Bank of Canada	EUR	7,938	USD	9,890	06/20/18	270
Royal Bank of Canada	GBP	150	USD	209	06/20/18	2
Royal Bank of Canada	GBP	200	USD	285	06/20/18	9
Royal Bank of Canada	GBP	250	USD	352	06/20/18	7
Royal Bank of Canada	GBP	2,680	USD	3,732	06/20/18	34
Royal Bank of Canada	HKD	500	USD	64	06/20/18	—
Royal Bank of Canada	HKD	500	USD	64	06/20/18	—
Royal Bank of Canada	HKD	1,000	USD	128	06/20/18	—
Royal Bank of Canada	HKD	13,145	USD	1,681	06/20/18	4
Royal Bank of Canada	JPY	35,000	USD	321	06/20/18	—
Royal Bank of Canada	JPY	50,000	USD	468	06/20/18	9
Royal Bank of Canada	JPY	75,000	USD	708	06/20/18	20
Royal Bank of Canada	JPY	358,000	USD	3,391	06/20/18	105
Royal Bank of Canada	NOK	75,795	USD	9,718	06/20/18	254
Royal Bank of Canada	NZD	5,375	USD	3,903	06/20/18	122
Royal Bank of Canada	SEK	275	USD	32	06/20/18	1
Royal Bank of Canada	SEK	400	USD	48	06/20/18	2
Royal Bank of Canada	SEK	600	USD	72	06/20/18	3
Royal Bank of Canada	SEK	10,300	USD	1,258	06/20/18	78
State Street	USD	77	AUD	100	06/20/18	(2)
State Street	USD	115	AUD	150	06/20/18	(2)
State Street	USD	115	CAD	150	06/20/18	2
State Street	USD	155	CAD	200	06/20/18	1

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	742	EUR	600	06/20/18	(15)
State Street	USD	990	EUR	800	06/20/18	(21)
State Street	USD	14	GBP	10	06/20/18	—
State Street	USD	210	GBP	150	06/20/18	(3)
State Street	USD	282	GBP	200	06/20/18	(6)
State Street	USD	77	HKD	600	06/20/18	—
State Street	USD	128	HKD	1,000	06/20/18	—
State Street	USD	380	JPY	40,000	06/20/18	(12)
State Street	USD	658	JPY	70,000	06/20/18	(15)
State Street	USD	4,113	KRW	4,383,365	05/02/18	(9)
State Street	USD	37	SEK	300	06/20/18	(2)
State Street	USD	72	SEK	600	06/20/18	(3)
State Street	AUD	50	USD	38	06/20/18	—
State Street	AUD	150	USD	115	06/20/18	2
State Street	BRL	13	USD	4	05/02/18	—
State Street	CAD	80	USD	62	06/20/18	—
State Street	CAD	250	USD	196	06/20/18	1
State Street	EUR	296	USD	358	05/02/18	1
State Street	EUR	200	USD	242	06/20/18	—
State Street	EUR	750	USD	922	06/20/18	13
State Street	GBP	80	USD	110	06/20/18	—
State Street	GBP	200	USD	281	06/20/18	5
State Street	HKD	250	USD	32	06/20/18	—
State Street	HKD	300	USD	38	06/20/18	—
State Street	HKD	600	USD	77	06/20/18	—
State Street	JPY	10,000	USD	95	06/20/18	4
State Street	JPY	15,000	USD	138	06/20/18	—
State Street	JPY	50,000	USD	467	06/20/18	8
State Street	JPY	100,000	USD	943	06/20/18	24
State Street	SEK	100	USD	12	06/20/18	1
State Street	SEK	200	USD	23	06/20/18	—
State Street	SEK	500	USD	60	06/20/18	2
UBS	USD	5,399	AUD	6,917	06/20/18	(191)
UBS	USD	11,988	CAD	15,435	06/20/18	47
UBS	USD	15,081	EUR	12,087	06/20/18	(431)
UBS	USD	3,857	GBP	2,768	06/20/18	(38)
UBS	USD	1,804	HKD	14,100	06/20/18	(5)
UBS	USD	18,596	JPY	1,960,086	06/20/18	(606)
UBS	CHF	8,173	USD	8,707	06/20/18	426
UBS	DKK	15,675	USD	2,625	06/20/18	75
UBS	EUR	7,938	USD	9,904	06/20/18	283
UBS	GBP	2,680	USD	3,734	06/20/18	36
UBS	HKD	13,145	USD	1,682	06/20/18	5
UBS	JPY	358,000	USD	3,396	06/20/18	111
UBS	NOK	75,795	USD	9,718	06/20/18	253
UBS	NZD	5,375	USD	3,903	06/20/18	122
UBS	SEK	10,300	USD	1,259	06/20/18	78
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						548

See accompanying notes which are an integral part of the financial statements.

170 Global Equity Fund

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Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Australia	$—	$24,018	$—	$—	$24,018	1.1
Austria	—	11,305	—	—	11,305	0.5
Belgium	—	24,022	—	—	24,022	1.1
Bermuda	2,601	—	—	—	2,601	0.1
Brazil	19,562	—	—	—	19,562	0.9
Canada	31,386	—	—	—	31,386	1.5
Cayman Islands	5,463	19,177	—	—	24,640	1.2
China	13,995	23,192	—	—	37,187	1.8
Colombia	6,672	—	—	—	6,672	0.3
Curacao	—	534	—	—	534	— *
Denmark	—	5,538	—	—	5,538	0.3
Finland	—	5,792	—	—	5,792	0.3
France	—	67,643	—	—	67,643	3.2
Germany	—	83,122	—	—	83,122	4.0
Hong Kong	—	8,592	—	—	8,592	0.4
India	13,088	4,466	—	—	17,554	0.8
Indonesia	—	3,434	—	—	3,434	0.2
Ireland	16,566	5,455	—	—	22,021	1.0
Israel	12,038	—	—	—	12,038	0.6
Italy	—	10,365	—	—	10,365	0.5
Japan	—	123,768	—	—	123,768	5.9
Jersey	—	—	—	—	—	— *
Luxembourg	6,756	3,955	—	—	10,711	0.5
Netherlands	—	25,382	—	—	25,382	1.2
Norway	—	18,743	—	—	18,743	0.9
Panama	4,998	—	—	—	4,998	0.2
Portugal	—	3,101	—	—	3,101	0.1
Puerto Rico	7,434	—	—	—	7,434	0.4
Singapore	—	18,052	—	—	18,052	0.9
South Korea	—	38,373	44,619	—	82,992	4.0
Spain	—	9,347	—	—	9,347	0.4
Sweden	—	15,226	—	—	15,226	0.7
Switzerland	10,188	64,056	—	—	74,244	3.5
Taiwan	21,294	—	—	—	21,294	1.0
Thailand	—	13,748	—	—	13,748	0.7
United Kingdom	11,838	116,493	—	—	128,331	6.1
United States	1,014,650	9,849	—	—	1,024,499	48.7
Virgin Islands, British	2,868	—	1,840	—	4,708	0.2
Warrants & Rights	148	—	—	—	148	— *

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 171

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Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Short-Term Investments	—	23,947	—	73,629	97,576	4.6
Other Securities	—	—	—	76,932	76,932	3.7
Total Investments	1,201,545	780,695	46,459	150,561	2,179,260	103.5
Other Assets and Liabilities, Net						(3.5)
						100.0

Other Financial Instruments
Assets
Futures Contracts	19,683	—	—	—	19,683	0.9
Foreign Currency Exchange Contracts	1	6,564	—	—	6,565	0.3

Liabilities
Futures Contracts	(1,487)	—	—	—	(1,487)	(0.1)
Foreign Currency Exchange Contracts	(1)	(6,016)	—	—	(6,017)	(0.3)
Total Other Financial Instruments**	$18,196	$548	$—	$—	$18,744

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended April 30, 2018 were as follows:

										Net Change
										in Unrealized
										Appreciation/
						Net	Net	Net Change		(Depreciation)
	Beginning			Accrued		Transfers	Transfers	in Unrealized	Ending	on Investments
	Balance	Gross	Gross	Discounts/	Realized	into Level	out of	Appreciation/	Balance of	held as of
Category and Subcategory	10/31/2017	Purchases	Sales	(Premiums)	Gain (Loss)	3	Level 3	(Depreciation)	4/30/2018	4/30/2018
Common Stock	$—	$—	$—	$—	$—	$46,459	$—	$—	$46,459	$—
Total Investments	$—	$—	$—	$—	$—	$46,459	$—	$—	$46,459	$—

Amounts in thousands
			Fair Value
Sector Exposure				$
Consumer Discretionary				239,934
Consumer Staples				121,580
Energy				97,937

See accompanying notes which are an integral part of the financial statements.

172 Global Equity Fund

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Schedule of Investments, continued — April 30, 2018 (Unaudited)

Financial Services	509,613
Health Care	226,839
Materials and Processing	133,947
Producer Durables	168,025
Technology	416,787
Utilities	89,942
Warrants and Rights	148
Short-Term Investments	97,576
Other Securities	76,932
Total Investments	2,179,260

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 173

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Global Equity Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$6,565
Receivable from Broker for Futures*	19,683	—
Total	$19,683	$6,565

Location: Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures*	$1,487	$—
Unrealized depreciation on foreign currency exchange contracts	—	6,017
Total	$1,487	$6,017
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments**	$(2,217)	$—
Futures contracts	(9,440)	—
Options written	835	—
Foreign currency exchange contracts	—	(607)
Total	$(10,822)	$(607)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments***	$1,039	$—
Futures contracts	8,539	—
Options written	(405)	—
Foreign currency exchange contracts	—	3,672
Total	$9,173	$3,672

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

174 Global Equity Fund

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Global Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$73,880	$—	$73,880
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	6,565	—	6,565
Futures Contracts	Receivable from Broker for Futures	7,241	—	7,241
Total Financial and Derivative Assets		87,686	—	87,686
Financial and Derivative Assets not subject to a netting agreement		(7,244)	—	(7,244)
Total Financial and Derivative Assets subject to a netting agreement		$80,442	$—	$80,442

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$629	$373	$—	$256
Bank of Montreal	1,380	1,200	—	180
Barclays	14,878	—	14,878	—
Brown Brothers Harriman	110	110	—	—
Citigroup	10,538	1,424	9,097	17
Deutsche Bank	867	—	867	—
Goldman Sachs	18,364	—	18,364	—
HSBC	5,517	—	5,517	—
Merrill Lynch	16,048	—	16,048	—
Royal Bank of Canada	1,502	1,449	—	53
Societe Generale	414	—	414	—
State Street	65	65	—	—
UBS	10,130	1,271	8,694	165
Total	$80,442	$5,892	$73,879	$671

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 175

Russell Investment Company
Global Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2018 (Unaudited)

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures	$23,669	$—	$23,669
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	6,017	—	6,017
Total Financial and Derivative Liabilities		29,686	—	29,686
Financial and Derivative Liabilities not subject to a netting agreement		(23,680)	—	(23,680)
Total Financial and Derivative Liabilities subject to a netting agreement		$6,006	$—	$6,006

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$373	$373	$—	$—
Bank of Montreal	1,200	1,200	—	—
Brown Brothers Harriman	206	110	—	96
Citigroup	1,424	1,424	—	—
Royal Bank of Canada	1,449	1,449	—	—
State Street	83	65	—	18
UBS	1,271	1,271	—	—
Total	$6,006	$5,892	$—	$114

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

176 Global Equity Fund

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Global Equity Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,775,705
Investments, at fair value(*)(>)	2,179,260
Foreign currency holdings(^)	3,092
Unrealized appreciation on foreign currency exchange contracts	6,565
Receivables:
Dividends and interest	4,196
Dividends from affiliated funds	125
Investments sold	455
Fund shares sold	1,860
Foreign capital gains taxes recoverable	1,620
From broker(a)(b)	26,059
Prepaid expenses	18
Total assets	2,223,250

Liabilities
Payables:
Due to broker (c)(d)	24,676
Investments purchased	9,459
Fund shares redeemed	976
Accrued fees to affiliates	1,962
Other accrued expenses	313
Deferred capital gains tax liability	5
Unrealized depreciation on foreign currency exchange contracts	6,017
Payable upon return of securities loaned	76,932
Total liabilities	120,340

Net Assets	$2,102,910

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 177

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Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$9,095
Accumulated net realized gain (loss)	111,864
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	403,550
Futures contracts	18,196
Foreign currency exchange contracts	548
Foreign currency-related transactions	(116)
Shares of beneficial interest	1,949
Additional paid-in capital	1,557,824
Net Assets	$2,102,910

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.73
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.38
Class A — Net assets	$12,966,321
Class A — Shares outstanding ($. 01 par value)	1,207,888
Net asset value per share: Class C(#)	$10.58
Class C — Net assets	$8,880,399
Class C — Shares outstanding ($. 01 par value)	839,363
Net asset value per share: Class E(#)	$10.81
Class E — Net assets	$668,270
Class E — Shares outstanding ($. 01 par value)	61,818
Net asset value per share: Class M(#)	$10.78
Class M — Net assets	$70,050,779
Class M — Shares outstanding ($. 01 par value)	6,500,415
Net asset value per share: Class S(#)	$10.79
Class S — Net assets	$1,159,090,899
Class S — Shares outstanding ($. 01 par value)	107,421,238
Net asset value per share: Class Y(#)	$10.80
Class Y — Net assets	$851,252,884
Class Y — Shares outstanding ($. 01 par value)	78,831,937
Amounts in thousands
(^) Foreign currency holdings - cost	$3,126
(*) Securities on loan included in investments	$73,880
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$150,561

(a) Receivable from Broker for Futures	$18,818
(b) Receivable Variation Margin for Futures	$7,241
(c) Due to Broker for Futures	$1,007
(d) Payables Variation Margin for Futures	$23,669
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

178 Global Equity Fund

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Global Equity Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$22,691
Dividends from affiliated funds	695
Interest	135
Securities lending income (net)	204
Less foreign taxes withheld	(1,547)
Total investment income	22,178

Expenses
Advisory fees	10,178
Administrative fees	516
Custodian fees	269
Distribution fees - Class A	17
Distribution fees - Class C	36
Transfer agent fees - Class A	13
Transfer agent fees - Class C	10
Transfer agent fees - Class E	1
Transfer agent fees - Class M	69
Transfer agent fees - Class S	1,172
Transfer agent fees - Class Y	19
Professional fees	75
Registration fees	69
Shareholder servicing fees - Class C	12
Shareholder servicing fees - Class E	1
Trustees’ fees	39
Printing fees	116
Miscellaneous	15
Expenses before reductions	12,627
Expense reductions	(34)
Net expenses	12,593
Net investment income (loss)	9,585

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	128,735
Investments in affiliated funds	(7)
Futures contracts	(9,440)
Options written	835
Foreign currency exchange contracts	(607)
Foreign currency-related transactions	365
Net realized gain (loss)	119,881
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(74,897)
Futures contracts	8,539
Options written	(405)
Foreign currency exchange contracts	3,672
Foreign currency-related transactions	(133)
Net change in unrealized appreciation (depreciation)	(63,224)
Net realized and unrealized gain (loss)	56,657
Net Increase (Decrease) in Net Assets from Operations	$66,242

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 179

Russell Investment Company
Global Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,585	$22,191
Net realized gain (loss)	119,881	383,478
Net change in unrealized appreciation (depreciation)	(63,224)	117,819
Net increase (decrease) in net assets from operations	66,242	523,488

Distributions
From net investment income
Class A	(67)	(148)
Class C	(—)**	(48)
Class E	(—)**	(514)
Class M(1)	(616)	—
Class S	(7,674)	(24,064)
Class Y	(8,074)	(10,394)
From net realized gain
Class A	(1,518)	(822)
Class C	(1,139)	(734)
Class E	(97)	(2,776)
Class M(1)	(7,729)	—
Class S	(131,648)	(108,287)
Class Y	(98,792)	(41,418)
Net decrease in net assets from distributions	(257,354)	(189,205)

Share Transactions*
Net increase (decrease) in net assets from share transactions	115,041	(540,619)
Total Net Increase (Decrease) in Net Assets	(76,071)	(206,336)

Net Assets
Beginning of period	2,178,981	2,385,317
End of period	$2,102,910	$2,178,981
Undistributed (overdistributed) net investment income included in net assets	$9,095	$15,941

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

180 Global Equity Fund

Russell Investment Company
Global Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	81	$910	147	$1,596
Proceeds from reinvestment of distributions	143	1,536	95	949
Payments for shares redeemed	(145)	(1,606)	(351)	(3,788)
Net increase (decrease)	79	840	(109)	(1,243)
Class C
Proceeds from shares sold	44	484	125	1,307
Proceeds from reinvestment of distributions	107	1,136	79	781
Payments for shares redeemed	(171)	(1,879)	(427)	(4,565)
Net increase (decrease)	(20)	(259)	(223)	(2,477)
Class E
Proceeds from shares sold	1	15	118	1,231
Proceeds from reinvestment of distributions	8	86	318	3,180
Payments for shares redeemed	(19)	(205)	(4,431)	(45,074)
Net increase (decrease)	(10)	(104)	(3,995)	(40,663)
Class M(1)
Proceeds from shares sold	1,586	18,131	5,502	62,488
Proceeds from reinvestment of distributions	775	8,345	—	—
Payments for shares redeemed	(1,072)	(12,013)	(291)	(3,308)
Net increase (decrease)	1,289	14,463	5,211	59,180
Class S
Proceeds from shares sold	9,976	111,331	30,465	326,120
Proceeds from reinvestment of distributions	12,721	137,259	13,066	130,657
Payments for shares redeemed	(15,058)	(169,645)	(103,342)	(1,158,594)
Net increase (decrease)	7,639	78,945	(59,811)	(701,817)
Class Y
Proceeds from shares sold	4,022	43,828	28,347	319,843
Proceeds from reinvestment of distributions	9,904	106,865	5,176	51,812
Payments for shares redeemed	(11,412)	(129,537)	(20,459)	(225,254)
Net increase (decrease)	2,514	21,156	13,064	146,401
Total increase (decrease)	11,491	$115,041	(45,863)	$(540,619)

(1) For the period March 16, 2017 (inception date) to October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 181

Russell Investment Company
Global Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2018*	11.81	. 03	. 30	. 33	(. 06)	(1.35)
October 31, 2017	10.35	. 06	2.21	2.27	(. 12)	(. 69)
October 31, 2016	11.40	. 07	(. 01)	. 06	(. 16)	(. 95)
October 31, 2015	11.72	. 09	. 32	. 41	(. 15)	(. 58)
October 31, 2014	11.07	. 07	. 83	. 90	(. 05)	(. 20)
October 31, 2013	8.76	. 07	2.31	2.38	(. 07)	—

Class C
April 30, 2018*	11.64	(. 01)	. 30	. 29	—	(1.35)
October 31, 2017	10.21	(. 02)	2.18	2.16	(. 04)	(. 69)
October 31, 2016	11.24	(. 01)	(. 01)	(. 02)	(. 06)	(. 95)
October 31, 2015	11.55	—(f)	. 33	. 33	(. 06)	(. 58)
October 31, 2014	10.96	(. 02)	. 81	. 79	—(f)	(. 20)
October 31, 2013	8.66	(. 01)	2.31	2.30	—	—

Class E
April 30, 2018*	11.83	. 03	. 30	. 33	—	(1.35)
October 31, 2017	10.37	. 01	2.27	2.28	(. 13)	(. 69)
October 31, 2016	11.41	. 07	—(f)	. 07	(. 16)	(. 95)
October 31, 2015	11.72	. 09	. 32	. 41	(. 14)	(. 58)
October 31, 2014	11.07	. 07	. 82	. 89	(. 04)	(. 20)
October 31, 2013	8.76	. 07	2.31	2.38	(. 07)	—

Class M
April 30, 2018*	11.88	. 05	. 31	. 36	(. 11)	(1.35)
October 31, 2017(9)	10.64	. 04	1.20	1.24	—	—

Class S
April 30, 2018*	11.87	. 05	. 30	. 35	(. 08)	(1.35)
October 31, 2017	10.40	. 09	2.22	2.31	(. 15)	(. 69)
October 31, 2016	11.45	. 09	—(f)	. 09	(. 19)	(. 95)
October 31, 2015	11.77	. 12	. 32	. 44	(. 18)	(. 58)
October 31, 2014	11.11	. 09	. 84	. 93	(. 07)	(. 20)
October 31, 2013	8.79	. 09	2.33	2.42	(. 10)	—

Class Y
April 30, 2018*	11.90	. 06	. 30	. 36	(. 11)	(1.35)
October 31, 2017	10.42	. 11	2.23	2.34	(. 17)	(. 69)
October 31, 2016	11.48	. 12	(. 02)	. 10	(. 21)	(. 95)
October 31, 2015	11.79	. 14	. 33	. 47	(. 20)	(. 58)
October 31, 2014	11.14	. 12	. 82	. 94	(. 09)	(. 20)
October 31, 2013	8.81	. 11	2.33	2.44	(. 11)	—

See accompanying notes which are an integral part of the financial statements.

182 Global Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)(k)
(1.41)	10.73	2.78	12,966	1.50	1.50	. 56	36
(. 81)	11.81	23.41	13,331	1.49	1.49	. 58	90
(1.11)	10.35	1.02	12,807	1.50	1.50	. 72	46
(. 73)	11.40	3.56	13,589	1.49	1.49	. 75	47
(. 25)	11.72	8.18	12,819	1.49	1.49	. 59	39
(. 07)	11.07	27.37	11,427	1.49	1.49	. 67	82

(1.35)	10.58	2.46	8,880	2.25	2.25	(. 22)	36
(. 73)	11.64	22.47	10,011	2.24	2.24	(. 15)	90
(1.01)	10.21	. 24	11,059	2.25	2.25	(. 06)	46
(. 64)	11.24	2.87	13,356	2.24	2.24	—(i)	47
(. 20)	11.55	7.26	14,286	2.24	2.24	(. 16)	39
—	10.96	26.56	14,118	2.24	2.24	(. 08)	82

(1.35)	10.81	2.80	668	1.50	1.50	. 49	36
(. 82)	11.83	23.40	846	1.48	1.48	. 06	90
(1.11)	10.37	1.04	42,161	1.50	1.50	. 69	46
(. 72)	11.41	3.59	46,407	1.49	1.49	. 75	47
(. 24)	11.72	8.15	53,265	1.49	1.49	. 60	39
(. 07)	11.07	27.41	56,210	1.49	1.49	. 67	82

(1.46)	10.78	3.04	70,051	1.25	1.15	. 93	36
—	11.88	11.65	61,922	1.24	1.14	. 57	90

(1.43)	10.79	2.95	1,159,092	1.25	1.25	. 82	36
(. 84)	11.87	23.74	1,184,587	1.24	1.24	. 87	90
(1.14)	10.40	1.26	1,659,879	1.25	1.25	. 94	46
(. 76)	11.45	3.80	1,976,080	1.24	1.24	. 99	47
(. 27)	11.77	8.48	2,240,991	1.24	1.24	. 83	39
(. 10)	11.11	27.74	2,078,046	1.24	1.24	. 92	82

(1.46)	10.80	3.07	851,253	1.05	1.05	1.01	36
(. 86)	11.90	24.05	908,284	1.04	1.04	. 99	90
(1.16)	10.42	1.40	659,411	1.05	1.05	1.14	46
(. 78)	11.48	4.09	788,997	1.04	1.04	1.20	47
(. 29)	11.79	8.56	1,007,799	1.04	1.04	1.06	39
(. 11)	11.14	28.01	1,067,614	1.04	1.04	1.13	82

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 183

Russell Investment Company
Global Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:

Advisory fees	$1,650,307
Administration fees	83,598
Distribution fees	8,196
Shareholder servicing fees	1,975
Transfer agent fees	203,620
Trustee fees	14,330
$1,962,026

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$36,787	$337,864	$297,719	$—	$—	$76,932	$317	$—
U. S. Cash Management Fund	105,058	571,865	603,287	(7)	—	73,629	695	—
	$141,845	$909,729	$901,006	$(7)	$—	$150,561	$1,012	$—

Federal Income Taxes (Unaudited)

At Apri1 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$1,781,701,747
Unrealized Appreciation	$464,903,350
Unrealized Depreciation	(48,592,142)
Net Unrealized Appreciation (Depreciation)	$416,311,208

See accompanying notes which are an integral part of the financial statements.

184 Global Equity Fund

Russell Investment Company
Emerging Markets Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$1,036.90	$1,016.46
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$8.48	$8.40

Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.68%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$2,000 (for example, an $9,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2018	$1,033.40	$1,012.74
	Expenses Paid During Period*	$12.25	$12.13
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.43%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2017	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2018	$1,037.20	$1,016.46
of other funds.	Expenses Paid During Period*	$8.49	$8.40

* Expenses are equal to the Fund's annualized expense ratio of 1.68%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Emerging Markets Fund 185

Russell Investment Company
Emerging Markets Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,038.40	$1,018.20
Expenses Paid During Period*	$6.72	$6.66

* Expenses are equal to the Fund's annualized expense ratio of 1.33%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,038.90	$1,018.45
Expenses Paid During Period*	$6.47	$6.41

* Expenses are equal to the Fund's annualized expense ratio of 1.28%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,037.90	$1,017.70
Expenses Paid During Period*	$7.23	$7.15

* Expenses are equal to the Fund's annualized expense ratio of 1.43%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,039.10	$1,018.60
Expenses Paid During Period*	$6.32	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

186 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 94.0%			Canada - 0.0%
Argentina - 1.3%			Gran Tierra Energy, Inc. (Æ)	341,990	1,127
Banco Macro SA - ADR	54,064	5,240
Cresud SACIF y A - ADR(Å)(Ñ)	311,374	6,396	Chile - 0.9%
Pampa Energia SA - ADR(Æ)	92,174	5,258	Banco de Chile	981,729	162
Siderar SAIC Class A(Å)	5,383,362	3,832	Banco Santander Chile - ADR	160,700	5,309
YPF SA - ADR	579,395	12,682	Cencosud SA	30,710	91
		33,408	Cia Cervecerias Unidas SA - ADR	189,806	2,627
			Empresa Nacional de
Austria - 0.1%			Telecomunicaciones SA	260,629	3,077
Raiffeisen Bank International AG(Æ)	65,021	2,186	Enersis Chile SA	22,139,350	2,757
			Enersis SA(Æ)	14,777,098	3,375
Bangladesh - 0.5%			Sociedad Quimica y Minera de Chile SA
Beximco Pharmaceuticals, Ltd. (Å)	2,785,506	3,540	Class B	57,741	3,162
BRAC Bank, Ltd. (Å)(Æ)	9,344,066	9,871	Sociedad Quimica y Minera de Chile
		13,411	SA - ADR(Ñ)	49,100	2,695
					23,255
Brazil - 6.3%
Alliar Medicos A Frente SA(Æ)	243,896	1,010	China - 24.4%
Ambev SA - ADR	1,395,390	9,237	51job, Inc. - ADR(Æ)(Ñ)	74,018	6,109
Ambev SA	151,071	1,006	58. com, Inc. - ADR(Æ)	15,500	1,355
Azul SA - ADR(Æ)(Ñ)	133,895	4,151	AAC Technologies Holdings, Inc.	199,500	2,863
B3 SA - Brasil Bolsa Balcao(Æ)	338,200	2,442	Agile Group Holdings, Ltd.	1,168,000	2,296
Banco Bradesco SA - ADR	627,012	6,145	Agricultural Bank of China, Ltd. Class H	35,100,000	19,716
Banco do Brasil SA(Æ)	244,442	2,561	Aier Eye Hospital Group Co. , Ltd. Class
Banco Santander Brasil SA - ADR(Ñ)	406,900	4,411	A	275,071	2,047
BR Malls Participacoes SA	986,989	3,077	Air China, Ltd. Class H	2,796,000	3,689
BRF SA - ADR(Æ)(Ñ)	431,511	3,077	Alibaba Group Holding, Ltd. - ADR(Æ)
Centrais Eletricas Brasileiras SA(Æ)	824,400	4,487	(Ñ)	344,694	61,542
Cia Brasileira de Distribuicao - ADR	97,400	2,176	Aluminum Corp. of China, Ltd. Class
CVC Brasil Operadora e Agencia de			H(Æ)	7,312,000	4,137
Viagens SA	343,373	5,684	Anhui Conch Cement Co. , Ltd. Class H	4,279,422	26,647
Estacio Participacoes SA	830,500	7,563	Anta Sports Products, Ltd.	91,000	520
Fibria Celulose SA - ADR	98,100	1,919	Autohome, Inc. - ADR	13,400	1,307
Gerdau SA - ADR(Ñ)	662,800	3,095	BAIC Motor Corp. , Ltd. Class H(Þ)	3,369,000	3,251
Grendene SA	267,221	2,085	Baidu, Inc. - ADR(Æ)	47,606	11,945
IRB-Brasil Resseguros SA	195,000	2,633	Bank of China, Ltd. Class H	38,204,000	20,710
Itau Unibanco Holding SA - ADR	2,491,602	36,203	Bank of Communications Co. , Ltd. Class
JBS SA	1,129,555	2,821	H	1,135,000	928
Localiza Rent a Car SA(Æ)	175,700	1,399	Beijing Jingneng Clean Energy Co. , Ltd.
Lojas Renner SA	138,200	1,286	Class H	270,000	68
PagSeguro Digital, Ltd. Class A(Æ)	46,697	1,552	China Aoyuan Property Group, Ltd.	1,645,000	1,318
Petrobras Distribuidora SA	1,196,000	7,839	China Cinda Asset Management Co. ,
Petroleo Brasileiro SA - ADR(Æ)	1,427,387	19,281	Ltd. Class H	9,088,000	3,240
Porto Seguro SA	239,074	3,085	China CITIC Bank Corp. , Ltd. Class H	1,052,000	752
Sul America SA	26,000	160	China Construction Bank Corp. Class H	42,379,554	44,440
Suzano Papel e Celulose SA	158,254	1,855	China Forestry Holdings Co. , Ltd. (Å)
TIM Participacoes SA - ADR	217,400	4,946	(Æ)(Š)	871,100	—
Vale SA Class B - ADR(Æ)	532,918	7,376	China Huarong Asset Management Co. ,
WEG SA	412,100	2,092	Ltd. Class H(Þ)	7,780,000	2,677
Wiz Solucoes e Corretagem de Seguros			China Huishan Dairy Holdings Co. , Ltd.
SA(Æ)	349,797	995	(Æ)(Š)	1,269,000	68
		157,649	China International Travel Service Corp. ,
			Ltd. Class A	442,450	3,608
Cambodia - 0.3%			China Life Insurance Co. , Ltd. Class H	286,000	810
NagaCorp, Ltd.	6,580,685	6,825	China Lodging Group, Ltd. - ADR	18,300	2,556

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 187

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
China Longyuan Power Group Corp. ,			Industrial & Commercial Bank of China,
Ltd. Class H	4,294,057	4,219	Ltd. Class H	28,096,401	24,713
China Mengniu Dairy Co. , Ltd.	50,000	162	JA Solar Holdings Co. , Ltd. - ADR(Æ)
China Merchants Bank Co. , Ltd. Class H	1,858,852	8,108	(Ñ)	60,100	424
China Minsheng Banking Corp. , Ltd.			JD. com, Inc. - ADR(Æ)	147,800	5,396
Class H	756,000	708	Jiangsu Expressway Co. , Ltd. Class H(Þ)	1,112,000	1,522
China Molybdenum Co. , Ltd. Class H(Æ)	3,639,000	2,732	Jiangsu Hengrui Medicine Co. , Ltd.
China National Building Material Co. ,			Class A	234,100	3,064
Ltd. Class H	5,472,000	6,378	Kingsoft Corp. , Ltd.	519,000	1,539
China Oilfield Services, Ltd. Class H	6,658,346	6,664	Kunlun Energy Co. , Ltd.	366,000	313
China Pacific Insurance Group Co. , Ltd.			Lenovo Group, Ltd.	5,788,000	2,747
Class H	1,663,094	7,324	Li Ning Co. , Ltd. (Æ)	5,101,000	5,733
China Petroleum & Chemical Corp.			Lonking Holdings, Ltd.	1,602,000	728
Class H	7,576,000	7,378	Metallurgical Corp. of China, Ltd. Class
China Railway Construction Corp. , Ltd.			H	3,214,000	1,026
Class H	1,028,500	1,214	Midea Group Co. , Ltd. Class A	522,300	4,271
China Railway Group, Ltd. Class H	5,915,712	4,738	Momo, Inc. - ADR(Æ)	62,600	2,185
China Resources Gas Group, Ltd.	851,634	3,133	NetEase, Inc. - ADR	23,302	5,990
China Resources Land, Ltd.	222,000	833	New Oriental Education & Technology
China Resources Pharmaceutical Group,			Group - ADR	4,400	395
Ltd. (Þ)	3,337,700	4,608	People's Insurance Co. Group of China,
China Shenhua Energy Co. , Ltd. Class H	2,325,594	5,714	Ltd. (The) Class H	1,431,000	674
China Shineway Pharmaceutical Group,			PetroChina Co. , Ltd. Class H	5,260,000	3,859
Ltd. (Æ)	98,000	201	PICC Property & Casualty Co. , Ltd.
China Southern Airlines Co. , Ltd. Class			Class H	4,304,000	7,711
H	1,932,000	2,086	Ping An Insurance Group Co. of China,
China Telecom Corp. , Ltd. Class H	3,419,300	1,655	Ltd. Class H	2,323,000	22,687
Chlitina Holding, Ltd. (Æ)	49,000	320	Real Gold Mining, Ltd. (Å)(Æ)(Š)	463,232	—
Chongqing Changan Automobile Co. ,			Shanghai International Airport Co. , Ltd.
Ltd. Class B	327,200	306	Class A	671,127	5,276
CIFI Holdings Group Co. , Ltd.	8,342,000	6,560	Shanghai Pharmaceuticals Holding Co. ,
CITIC Securities Co. , Ltd. Class H	416,000	1,014	Ltd. Class H	1,602,300	4,371
CNOOC, Ltd.	4,088,000	6,897	Shenzhen Expressway Co. , Ltd. Class H	378,000	384
CNOOC, Ltd. - ADR(Ñ)	64,398	10,884	Shenzhou International Group Holdings,
Country Garden Holdings Co. , Ltd.	3,376,000	6,878	Ltd.	576,000	6,275
CRRC Corp. , Ltd.	604,000	533	SINA Corp. (Æ)	1,900	182
CSPC Pharmaceutical Group, Ltd.	1,568,000	3,980	Sinopec Shanghai Petrochemical Co. ,
Ctrip. com International, Ltd. - ADR(Æ)	145,357	5,945	Ltd. Class H	3,418,000	2,255
Daqo New Energy Corp. - ADR(Æ)(Ñ)	8,700	464	Sinotruk, Ltd.	1,634,000	1,910
Datang International Power Generation			Sunny Optical Technology Group Co. ,
Co. , Ltd. Class H	10,725,500	3,515	Ltd.	259,400	4,237
Dongfeng Motor Group Co. , Ltd. Class H	2,458,000	2,720	TAL Education Group - ADR	65,000	2,367
ENN Energy Holdings, Ltd.	704,100	6,607	Tencent Holdings, Ltd.	1,543,987	75,803
Fosun International, Ltd.	157,000	333	Tianhe Chemicals Group, Ltd. (Æ)(Š)(Þ)	25,778,000	—
Great Wall Motor Co. , Ltd. Class H	898,500	935	Times Property Holdings, Ltd.	1,220,000	1,766
Guangzhou Automobile Group Co. , Ltd.			Tingyi Cayman Islands Holding Corp.	130,000	246
Class H	2,892,597	5,329	Tsingtao Brewery Co. , Ltd. Class H	170,000	882
Guangzhou R&F Properties Co. , Ltd.	2,624,400	6,240	Vipshop Holdings, Ltd. - ADR(Æ)	79,600	1,232
Haitian International Holdings, Ltd.	567,000	1,507	Want Want China Holdings, Ltd.	4,818,000	4,258
Hangzhou Hikvision Digital Technology			Weibo Corp. - ADR(Æ)	30,300	3,470
Co. , Ltd. Class A	1,462,250	8,912	Weichai Power Co. , Ltd. Class H	2,515,000	2,924
Han's Laser Technology Industry Group			Weiqiao Textile Co. Class H	80,500	39
Co. , Ltd. Class A	620,257	4,582	West China Cement, Ltd. (Æ)	11,773,397	2,384
Hua Hong Semiconductor, Ltd. (Þ)	1,361,000	3,069	Wuliangye Yibin Co. , Ltd. Class A	210,191	2,261
Huadian Power International Corp. , Ltd.			Wuxi Biologics (Cayman), Inc. (Æ)(Þ)	180,000	1,628
Class H	1,152,000	468	Xiabu Xiabu Catering Management Co. ,
			Ltd. (Æ)(Þ)	1,008,000	1,730

See accompanying notes which are an integral part of the financial statements.

188 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Yangtze Optical Fibre and Cable Joint			China Overseas Land & Investment, Ltd.	1,714,000	5,726
Stock Ltd. Co. Class H(Þ)	155,000	657	China Power International Development,
Yangzijiang Shipbuilding Holdings, Ltd.	1,470,100	1,284	Ltd.	752,000	201
Yanzhou Coal Mining Co. , Ltd. Class H	1,154,000	1,442	China Resources Cement Holdings, Ltd.	412,000	432
Yum China Holdings, Inc.	22,000	941	China Resources Power Holdings Co. ,
YY, Inc. - ADR(Æ)	37,600	3,625	Ltd.	852,000	1,633
Zhongsheng Group Holdings, Ltd.	132,500	380	China Unicom Hong Kong, Ltd.	8,028,000	11,265
ZTE Corp. Class H(Š)	268,600	876	Chow Tai Fook Jewellery Group, Ltd.	1,628,200	2,096
		614,514	CITIC, Ltd.	1,608,000	2,451
			CT Environmental Group, Ltd. (Æ)(Ñ)	14,095,712	2,146
Colombia - 0.2%			Galaxy Entertainment Group, Ltd.	833,000	7,289
Bancolombia SA - ADR	61,200	2,917	Guangdong Investment, Ltd.	238,000	368
Ecopetrol SA - ADR(Ñ)	79,300	1,751	Haier Electronics Group Co. , Ltd.	713,000	2,461
		4,668	Hanergy Thin Film Power Group, Ltd.
			(Æ)(Š)	1,630,000	812
Czech Republic - 0.1%			Health and Happiness (H&H)
Komercni Banka AS	68,335	2,947	International Holdings, Ltd. (Æ)	226,000	1,624
			Hong Kong Exchanges & Clearing, Ltd.	173,279	5,616
Egypt - 0.9%			Kingboard Chemical Holdings, Ltd.	707,000	2,877
Cleopatra Hospital(Å)(Æ)	13,251,904	3,057	Nine Dragons Paper Holdings, Ltd.	560,000	834
Commercial International Bank Egypt			Shenzhen International Holdings, Ltd.	504,500	1,106
SAE	1,108,318	5,890	Shimao Property Holdings, Ltd.	2,290,000	6,059
Commercial International Bank Egypt			Sino Biopharmaceutical, Ltd.	2,117,885	4,461
SAE - GDR	660,466	3,386	Skyworth Digital Holdings, Ltd.	4,171,344	1,895
Eastern Tobacco	660,639	7,683	WH Group, Ltd. (Þ)	4,394,000	4,555
Edita Food Industries SAE - GDR(Å)	622,824	3,270			107,319
		23,286
			Hungary - 0.4%
France - 0.2%			MOL Hungarian Oil and Gas PLC	62,312	720
Airbus Group SE	14,915	1,747	OTP Bank PLC	121,841	5,336
Kering	4,311	2,487	Richter Gedeon Nyrt	235,170	4,755
		4,234			10,811

Greece - 0.4%			India - 8.3%
Alpha Bank AE(Æ)	2,138,204	5,639	Adani Ports & Special Economic Zone,
National Bank of Greece SA(Æ)	8,808,740	3,648	Ltd.	811,615	4,928
Sarantis SA(Å)	96,792	1,662	Aditya Birla Capital Advisors, Ltd. (Æ)	82,926	198
		10,949	Ambuja Cements, Ltd.	237,988	891
			Apollo Hospitals Enterprise, Ltd.	67,972	1,110
Guernsey - 0.3%			Ashok Leyland, Ltd.	57,017	140
VinaCapital Vietnam Opportunity Fund,			Asian Paints, Ltd.	90,052	1,615
Ltd.	1,361,953	6,338	Bajaj Auto, Ltd.	41,856	1,844
			Bajaj Finance, Ltd.	116,026	3,309
Hong Kong - 4.3%			Bharat Electronics, Ltd.	499,307	976
AIA Group, Ltd.	1,472,200	13,144	Bharat Forge, Ltd.	297,285	3,432
ASM Pacific Technology, Ltd.	385,032	5,260	Bharat Petroleum Corp. , Ltd.	215,635	1,247
Beijing Enterprises Holdings, Ltd.	226,000	1,129	Bharti Airtel, Ltd.	280,541	1,717
Brilliance China Automotive Holdings,			Bosch, Ltd.	2,698	782
Ltd.	1,868,178	3,353	Britannia Industries, Ltd.	15,291	1,259
China Agri-Industries Holdings, Ltd.	3,070,000	1,287	Castrol India, Ltd.	178,214	518
China Everbright, Ltd.	1,594,000	3,507	Cipla, Ltd.	71,497	648
China Lumena New Materials Corp.			Coal India, Ltd.	313,682	1,337
(Æ)(Š)	3,024,000	4	Cummins India, Ltd.	38,007	436
China Metal Recycling Holdings, Ltd.			Dabur India, Ltd. Class A	389,838	2,151
(Å)(Æ)(Š)	335,400	—	Dilip Buildcon, Ltd. (Þ)	146,043	2,525
China Mobile, Ltd.	1,190,500	11,322	Dish TV India, Ltd. - GDR(Æ)(Ñ)	1,165,286	1,305
China Mobile, Ltd. - ADR	50,700	2,406	Dwarikesh Sugar Industries, Ltd.	256,531	97

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 189

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Eicher Motors, Ltd.	2,868	1,334	Sundram Fasteners, Ltd.	175,365	1,558
Federal Bank, Ltd.	1,054,500	1,543	Tata Consultancy Services, Ltd.	134,595	7,100
Fortis Healthcare India, Ltd. (Æ)	852,365	1,920	Tata Power Co. , Ltd.	756,724	997
GAIL India, Ltd.	366,971	1,782	Tata Steel, Ltd.	365,296	3,232
GlaxoSmithKline Consumer Healthcare,			Tech Mahindra, Ltd.	439,044	4,402
Ltd.	3,173	290	Titan Co. , Ltd.	310,201	4,542
Godrej Consumer Products, Ltd.	107,630	1,797	UltraTech Cement, Ltd.	47,229	2,895
Grasim Industries, Ltd.	59,233	966	United Phosphorus, Ltd.	351,702	3,826
GRUH Finance, Ltd.	168,307	1,695	Vakrangee, Ltd.	561,179	837
HCL Technologies, Ltd.	45,250	712	Vedanta, Ltd.	1,834,679	8,130
HDFC Bank, Ltd.	178,916	5,204	Wipro, Ltd.	249,216	1,039
Hero MotoCorp, Ltd.	37,022	2,068	YES Bank, Ltd.	250,340	1,349
Hindalco Industries, Ltd.	347,845	1,218	Zee Entertainment Enterprises, Ltd.	152,544	1,340
Hindustan Unilever, Ltd.	87,137	1,963			209,412
Hindustan Zinc, Ltd.	304,091	1,483
Housing Development Finance Corp. ,			Indonesia - 1.3%
Ltd.	365,595	10,272	Adaro Energy Tbk PT	5,985,500	784
ICICI Bank, Ltd. - ADR	1,787,510	15,211	Astra International Tbk PT	6,959,100	3,559
ICICI Bank, Ltd.	822,977	3,484	Bank Central Asia Tbk PT	381,600	603
ICICI Prudential Life Insurance Co. ,			Bank Mandiri Persero Tbk PT	5,055,400	2,572
Ltd. (Þ)	243,122	1,545	Bank Rakyat Indonesia Persero Tbk PT	52,944,295	12,202
IDFC Bank, Ltd.	1,184,646	854	Gudang Garam Tbk PT	319,100	1,585
Indiabulls Housing Finance Ltd	389,677	7,574	Indika Energy Tbk PT(Æ)	1,394,600	339
Indian Oil Corp. , Ltd.	453,408	1,099	Indo Tambangraya Megah Tbk PT	231,600	394
Indraprastha Gas, Ltd.	627,828	2,691	Media Nusantara Citra Tbk PT	24,658,743	2,332
Infosys, Ltd. - ADR(Ñ)	544,543	9,622	Perusahaan Gas Negara Persero Tbk	15,752,917	2,228
Infosys, Ltd.	79,101	1,416	Sarana Menara Nusantara Tbk PT(Å)	3,920,500	884
ITC, Ltd.	641,414	2,696	Semen Indonesia Persero Tbk PT	4,209,981	2,912
JSW Steel, Ltd.	86,586	418	Telekomunikasi Indonesia Persero Tbk
KEI Industries, Ltd.	130,856	850	PT	3,328,000	909
L&T Technology Services, Ltd. (Þ)	44,112	872	Unilever Indonesia Tbk PT	75,100	250
Larsen & Toubro Infotech, Ltd. (Þ)	4,045	94	United Tractors Tbk PT	793,400	1,936
Larsen & Toubro, Ltd.	212,184	4,444			33,489
LIC Housing Finance, Ltd.	107,115	873
Lupin, Ltd.	135,018	1,637	Japan - 0.4%
Mahindra & Mahindra, Ltd. - GDR(Å)	405,794	5,302	Keyence Corp.	5,000	3,052
Mahindra & Mahindra, Ltd.	92,437	1,206	Komatsu, Ltd.	72,700	2,484
Marico, Ltd.	320,800	1,593	Murata Manufacturing Co. , Ltd.	26,400	3,335
Maruti Suzuki India, Ltd.	51,743	6,800			8,871
Motherson Sumi Systems, Ltd.	266,554	1,401
Nestle India, Ltd.	1,285	180	Jersey - 0.1%
NHPC, Ltd.	432,255	184	Randgold Resources, Ltd.	33,879	2,743
NMDC, Ltd.	541,672	1,009
NTPC, Ltd.	755,697	1,946	Kenya - 0.3%
Oil & Natural Gas Corp. , Ltd.	1,175,884	3,169	East African Breweries, Ltd. (Å)	339,549	847
Oil India, Ltd.	73,377	255	Safaricom, Ltd. (Å)	24,636,472	6,934
Page Industries, Ltd.	2,436	877			7,781
Pidilite Industries, Ltd.	89,140	1,450
Piramal Enterprises, Ltd. Class A	46,257	1,793	Kuwait - 0.3%
Prism Cement, Ltd. (Æ)	613,836	1,130	National Bank of Kuwait SAKP	2,555,423	6,332
Raymond, Ltd.	57,267	949	VIVA Kuwait Telecom Co. (Å)	662,906	1,557
Reliance Industries, Ltd.	817,225	11,739			7,889
Reliance Industries, Ltd. - GDR(Þ)	81,210	2,344
Reliance Power, Ltd. (Æ)	784,180	431	Luxembourg - 0.1%
Rural Electrification Corp. , Ltd.	129,878	247	Tenaris SA - ADR	98,900	3,697
Shree Cement, Ltd.	3,750	949
Shriram City Union Finance, Ltd.	31,104	1,119

See accompanying notes which are an integral part of the financial statements.

190 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Macao - 0.5%			Morocco - 0.1%
Sands China, Ltd.	1,298,255	7,492	Residences Dar Saada(Å)	99,841	1,296
Wynn Macau, Ltd.	1,435,200	5,302
		12,794	Nigeria - 0.6%
			Dangote Cement PLC	4,059,846	2,775
Malaysia - 0.6%			Guaranty Trust Bank PLC(Å)	54,471,348	6,810
AirAsia BHD	765,400	731	Guaranty Trust Bank PLC - GDR(Å)	101,104	632
AMMB Holdings BHD	134,000	132	Guinness Nigeria PLC(Å)	6,573,277	1,878
CIMB Group Holdings BHD	2,650,500	4,838	Lekoil, Ltd. (Å)(Æ)	7,710,727	1,874
Genting BHD - ADR	380,600	864			13,969
IJM Corp. BHD	3,863,388	2,931
Kuala Lumpur Kepong BHD	57,800	374	Pakistan - 0.5%
Malayan Banking BHD	234,000	642	Hascol Petroleum, Ltd. (Å)	1,623,000	4,325
Malaysia Airports Holdings BHD	343,800	780	Lucky Cement, Ltd. (Å)	858,430	4,904
Public Bank BHD	337,700	2,031	United Bank, Ltd.	1,510,015	2,625
Resorts World BHD	766,400	998			11,854
Tenaga Nasional BHD	475,800	1,907
		16,228	Panama - 0.1%
			Copa Holdings SA Class A	28,900	3,386
Mexico - 1.9%
Alpek SAB de CV Class A	1,740,000	2,494	Peru - 0.4%
Alsea SAB de CV	819,696	3,049	Credicorp, Ltd.	34,861	8,105
America Movil SAB de CV Class L			Southern Copper Corp. (Ñ)	17,100	903
- ADR	378,237	6,993			9,008
Arca Continental SAB de CV	38,500	266
Coca-Cola Femsa SAB de CV	91,885	597	Philippines - 0.3%
Fomento Economico Mexicano SAB de			Ayala Land, Inc.	4,322,880	3,398
CV	65,375	632	BDO Unibank, Inc.	761,920	1,931
Fomento Economico Mexicano SAB de			Manila Electric Co.	29,180	181
CV - ADR	15,000	1,450	Metro Pacific Investments Corp.	22,222,048	2,185
Genomma Lab Internacional SAB de CV					7,695
Class B(Æ)	2,247,928	2,186
Gentera SAB de CV	611,110	489	Poland - 0.4%
Gruma SAB de CV Class B	46,599	569	Bank Pekao SA	62,874	2,083
Grupo Aeroportuario del Centro Norte			Dino Polska SA(Æ)(Þ)	26,559	713
SAB de CV Class B	555,496	2,942	KGHM Polska Miedz SA	164,751	4,363
Grupo Aeroportuario del Pacifico SAB de			Powszechna Kasa Oszczednosci Bank
CV Class B	13,265	138	Polski SA	260,575	3,091
Grupo Aeroportuario del Sureste SAB de					10,250
CV - ADR(Ñ)	19,400	3,488
Grupo Cementos de Chihuahua SAB de			Romania - 0.3%
CV(Å)	281,960	1,641	Banca Transilvania SA	5,574,205	3,697
Grupo Elektra SA de CV	30,456	831	Fondul Proprietatea SA	14,979,515	3,690
Grupo Financiero Banorte SAB de CV					7,387
Class O	1,767,404	11,058
Kimberly-Clark de Mexico SAB de CV			Russia - 4.2%
Class A	1,347,720	2,446	Gazprom PJSC	1,917,792	4,431
Megacable Holdings SAB de CV	701,302	3,225	Gazprom PJSC - ADR	1,098,921	5,053
Mexichem SAB de CV	248,000	775	Inter RAO UES PJSC	21,678,000	1,375
Promotora y Operadora de			Lukoil PJSC - ADR	554,827	36,883
Infraestructura SAB de CV(Æ)	31,287	321	Lukoil PJSC	36,773	2,421
Wal-Mart de Mexico SAB de CV	1,227,020	3,409	Magnitogorsk Iron & Steel OJSC	419,600	324
		48,999	Mobile TeleSystems PJSC - ADR	109,200	1,147
			Novatek OAO	208,619	2,550
Mongolia - 0.0%			Novatek OAO - GDR	35,924	4,549
Mongolian Mining Corp. (Æ)(Ñ)	12,964,000	245	PAO TMK - GDR(Å)	161,880	810
			PhosAgro PJSC - GDR	220,405	3,176
			Polyus PJSC - GDR(Š)(Þ)	38,866	1,233

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 191

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Rosneft Oil Co. - GDR	386,347	2,349	Industrial Bank of Korea	236,143	3,706
Sberbank of Russia PJSC - ADR	1,633,133	24,138	Kangwon Land, Inc.	9,538	258
Sberbank of Russia PJSC Class T	647,119	2,323	KB Financial Group, Inc.	301,403	17,189
Surgutneftegas OJSC	1,031,100	482	Kia Motors Corp.	41,148	1,273
Surgutneftegas OJSC - ADR	29,900	140	Korea Electric Power Corp.	113,650	3,983
Tatneft PJSC - ADR	122,157	7,879	Korea Gas Corp. (Æ)	45,573	2,335
Uralkali PJSC(Æ)	132,990	236	Korea Kolmar Co. , Ltd.	36,971	2,820
Yandex NV Class A(Æ)	129,100	4,307	Korea Zinc Co. , Ltd.	6,351	2,571
		105,806	KT&G Corp.	9,069	828
			Kumho Petrochemical Co. , Ltd.	54,610	5,482
South Africa - 4.5%			LG Chem, Ltd.	9,825	3,280
AngloGold Ashanti, Ltd. - ADR	412,695	3,706	LG Corp. Class H	20,305	1,534
Aspen Pharmacare Holdings, Ltd.	166,958	3,596	LG Electronics, Inc. Class H	61,789	5,856
Astral Foods, Ltd.	60,738	1,501	LG Household & Health Care, Ltd.	4,100	5,253
AVI, Ltd.	416,555	3,813	Lotte Chemical Corp.	2,628	1,014
Barclays Africa Group, Ltd. - ADR	38,812	566	NAVER Corp.	5,446	3,633
Barloworld, Ltd. - ADR	272,790	3,686	OCI Co. , Ltd.	8,171	1,183
Bidvest Group, Ltd. (The)	515,432	10,087	POSCO	47,914	16,484
Blue Label Telecoms, Ltd.	56,255	56	Samsung Biologics Co. , Ltd. (Æ)(Ñ)(Þ)	7,646	3,464
Clicks Group, Ltd.	272,725	4,627	Samsung Electronics Co. , Ltd.	40,759	101,131
Discovery Holdings, Ltd.	400,905	5,560	Samsung Electronics Co. , Ltd. - GDR(Þ)	7,812	9,679
FirstRand, Ltd.	1,214,199	6,484	Samsung Electronics Co. , Ltd. - GDR	4,179	4,520
Foschini Group, Ltd. (The)	414,480	7,113	Samsung Engineering Co. , Ltd. (Æ)	82,137	1,365
Growthpoint Properties, Ltd. (ö)	94,100	219	Samsung Fire & Marine Insurance Co. ,
Liberty Holdings, Ltd.	16,366	174	Ltd.	2,822	706
Mr Price Group, Ltd.	287,095	6,292	Samsung Heavy Industries Co. , Ltd. (Æ)	543,623	3,715
MTN Group, Ltd.	139,286	1,381	Shinhan Financial Group Co. , Ltd.	156,050	6,924
Naspers, Ltd. Class N	76,730	18,722	Shinsegae Co. , Ltd.	514	200
Nedbank Group, Ltd.	15,901	378	SK Holdings Co. , Ltd.	2,770	758
Remgro, Ltd.	29,697	535	SK Hynix, Inc.	227,531	17,815
Resilient Property Income(Æ)	27,944	150	SK Innovation Co. , Ltd.	3,782	692
Reunert, Ltd.	240,012	1,497	SundayToz Corp. (Æ)	6,930	288
RMB Holdings, Ltd.	264,610	1,657	Texcell-NetCom Co. , Ltd. (Æ)	37,590	759
Sanlam, Ltd.	731,425	4,616	UniTest, Inc.	6,197	91
Sasol, Ltd. - ADR	96,061	3,439	Woori Bank	132,160	1,975
Shoprite Holdings, Ltd. - ADR	192,170	3,821	YMC Co. , Ltd.	7,004	114
Standard Bank Group, Ltd.	1,102,041	18,852			306,960
Vodacom Group, Ltd. - ADR	49,293	615
		113,143	Sri Lanka - 0.1%
			Distilleries Co. of Sri Lanka PLC	1,418,434	198
South Korea - 12.2%			Melstacorp PLC(Å)(Æ)	4,787,216	1,764
Amorepacific Corp.	27,937	9,078			1,962
BNK Financial Group, Inc.	241,949	2,352
Coway Co. , Ltd.	33,419	2,733	Switzerland - 0.2%
Daeduck GDS Co. , Ltd.	6,687	92	Coca-Cola HBC AG - ADR(Æ)	114,050	3,831
Daishin Securities Co. , Ltd.	42,888	547	Glencore PLC(Æ)	420,701	2,025
E-MART, Inc.	20,146	5,073			5,856
F & F Co. , Ltd. (Ñ)	14,717	601
GS Holdings Corp.	8,358	478	Taiwan - 9.0%
Hana Financial Group, Inc.	604,789	26,883	Advantech Co. , Ltd.	389,178	2,674
Hankook Tire Co. , Ltd.	233,148	10,771	Airtac International Group	182,099	3,148
Hanon Systems	294,064	2,984	ASE Industrial Holdings Co.	393,500	1,068
Hanssem Co. , Ltd.	12,380	1,345	Asia Cement Corp.	1,163,000	1,240
Hanwha Corp.	6,195	230	Asustek Computer, Inc.	214,000	2,005
Hyundai Mobis Co. , Ltd.	4,100	949	AU Optronics Corp.	2,761,000	1,149
Hyundai Motor Co.	58,402	8,736	Catcher Technology Co. , Ltd.	422,547	4,686
Hyundai Steel Co.	21,735	1,230	Cathay Financial Holding Co. , Ltd.	4,043,000	7,254

See accompanying notes which are an integral part of the financial statements.

192 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Chailease Holding Co. , Ltd.	159,000	581	Taiwan Mobile Co. , Ltd.	257,000	949
Chang Hwa Commercial Bank, Ltd.	2,235,744	1,287	Taiwan Semiconductor Manufacturing
Cheng Shin Rubber Industry Co. , Ltd.	715,000	1,152	Co. , Ltd.	4,064,382	30,810
China Airlines, Ltd. (Æ)	3,191,000	1,161	Taiwan Semiconductor Manufacturing
China Development Financial Holding			Co. , Ltd. - ADR	867,772	33,366
Corp.	5,221,000	1,973	TCI Co. , Ltd.	8,000	118
China Life Insurance Co. , Ltd.	1,268,803	1,376	Tripod Technology Corp.	1,948,796	5,899
China Steel Corp. Class H	2,013,000	1,597	Uni-President Enterprises Corp.	1,531,000	3,696
Chroma ATE, Inc.	351,000	1,762	United Microelectronics Corp.	16,802,500	9,037
Chunghwa Telecom Co. , Ltd.	391,000	1,489	Win Semiconductors Corp.	76,000	568
Compal Electronics, Inc.	1,886,000	1,229	Yageo Corp. (Æ)	167,000	3,490
Compeq Manufacturing Co. , Ltd.	1,190,000	1,184	Yuanta Financial Holding Co. , Ltd.	7,049,000	3,363
CTBC Financial Holding Co. , Ltd.	8,508,200	6,073			225,570
E. Sun Financial Holding Co. , Ltd.	1,835,179	1,297
Eclat Textile Co. , Ltd.	225,350	2,718	Thailand - 2.4%
Far Eastern New Century Corp.	1,071,000	1,021	Airports of Thailand PCL	1,156,500	2,600
Far EasTone Telecommunications Co. ,			Amata Corp. PLC	2,127,500	1,374
Ltd.	400,000	1,058	Bangkok Bank PCL	83,100	506
First Financial Holding Co. , Ltd.	1,991,111	1,369	Bangkok Dusit Medical Services PCL	1,722,300	1,226
FIT Hon Teng, Ltd. (Ñ)(Þ)	4,556,000	1,748	Beauty Community PLC(Å)	1,742,000	1,282
Formosa Chemicals & Fibre Corp.	1,029,000	3,779	BEC World PCL(Ñ)	3,478,792	1,142
Formosa Petrochemical Corp.	339,000	1,391	Central Pattana PCL	1,380,619	3,521
Formosa Plastics Corp.	887,000	3,114	Charoen Pokphand Foods PCL	5,219,800	4,049
Foxconn Technology Co. , Ltd.	462,280	1,148	CP ALL PCL	1,019,600	2,808
Fubon Financial Holding Co. , Ltd.	2,538,000	4,343	Kasikornbank PCL	610,600	3,770
Giant Manufacturing Co. , Ltd.	543,393	2,763	Krung Thai Bank PCL	928,600	535
Gigabyte Technology Co. , Ltd.	330,000	719	Polyplex Thailand PCL	3,578,000	6,366
Globalwafers Co. , Ltd.	189,000	3,042	Pruksa Holding PCL(Å)	3,946,041	2,784
Hiwin Technologies Corp.	157,000	2,365	PTT Exploration & Production PCL	1,140,881	4,838
Hon Hai Precision Industry Co. , Ltd.	3,332,906	9,278	PTT Global Chemical PCL	1,895,600	5,854
Hotai Motor Co. , Ltd.	15,000	147	PTT PLC	1,425,000	2,513
Hua Nan Financial Holdings Co. , Ltd.	1,704,952	1,031	Siam Cement PCL (The)	14,100	208
Innolux Corp.	2,164,000	806	Siam Commercial Bank PCL (The)	1,359,000	5,625
Inventec Corp.	1,537,000	1,165	Thai Beverage PCL	943,600	608
Largan Precision Co. , Ltd.	65,600	7,611	Thai Oil PCL	372,700	1,108
Lite-On Technology Corp.	975,107	1,284	Thai Union Group PCL Class F	4,925,190	2,802
MediaTek, Inc.	294,000	3,348	Tisco Financial Group PCL	1,463,594	4,099
Mega Financial Holding Co. , Ltd.	2,121,000	1,879	TMB Bank PCL	10,515,000	783
Micro-Star International Co. , Ltd.	368,000	1,147			60,401
Nan Ya Plastics Corp.	454,000	1,244
Nanya Technology Corp.	2,344,000	7,267	Togo - 0.1%
Novatek Microelectronics Corp.	137,000	575	Ecobank Transnational, Inc. (Å)	45,591,225	2,540
Pegatron Corp.	258,000	602
Pou Chen Corp. Class B	504,000	630	Turkey - 1.6%
President Chain Store Corp.	255,000	2,507	Akbank TAS	111,903	232
Primax Electronics, Ltd.	1,045,000	2,126	Arcelik AS	268,879	1,195
Quanta Computer, Inc.	161,000	293	BIM Birlesik Magazalar AS	49,820	844
Realtek Semiconductor Corp.	1,203,000	4,552	Emlak Konut Gayrimenkul Yatirim
Shin Kong Financial Holding Co. , Ltd.	7,589,000	3,087	Ortakligi AS(ö)	3,795,927	2,279
Sinbon Electronics Co. , Ltd.	940,039	2,488	Enka Insaat ve Sanayi AS	1,843,914	2,226
Sino-American Silicon Products, Inc. (Æ)	303,000	1,302	Eregli Demir ve Celik Fabrikalari TAS	760,788	1,895
SinoPac Financial Holdings Co. , Ltd.	3,486,035	1,254	Ford Otomotiv Sanayi AS	35,584	495
Synnex Technology International Corp.	231,000	331	Haci Omer Sabanci Holding AS	1,884,914	4,447
Taishin Financial Holding Co. , Ltd.	789,616	384	KOC Holding AS	723,055	2,438
Taiwan Cement Corp.	487,000	668	MLP Saglik Hizmetleri AS(Æ)(Þ)	367,000	1,527
Taiwan Cooperative Financial Holding			TAV Havalimanlari Holding AS	578,123	3,094
Co. , Ltd.	2,247,449	1,305	Tekfen Holding AS	196,091	740

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 193

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Turk Hava Yollari AO(Æ)	1,702,988	6,977	0.000% (Ÿ)	155,265	1,532
Turkcell Iletisim Hizmetleri AS	760,818	2,619	Banco do Estado do Rio Grande do Sul
Turkiye Garanti Bankasi AS	1,542,243	3,480	SA
Turkiye Is Bankasi Class C	1,581,946	2,386	6.216% (Ÿ)	284,200	1,630
Turkiye Sise ve Cam Fabrikalari AS	1,466,801	1,622	Centrais Eletricas Brasileiras SA(Æ)
Turkiye Vakiflar Bankasi TAO Class D	534,475	781	0.000% (Ÿ)	156,000	1,015
Ulker Biskuvi Sanayi AS(Æ)	139,998	733	Cia Brasileira de Distribuicao
		40,010	0.000% (Ÿ)	136,406	3,066
			Cia de Transmissao de Energia Eletrica
Ukraine - 0.2%			Paulista
Kernel Holding SA(Å)(Ñ)	198,233	2,682	1.248% (Ÿ)	175,343	3,404
MHP SE - GDR(Å)	260,607	3,442	Gerdau SA
		6,124	0.187% (Ÿ)	1,237,900	5,883
			Investimentos Itau SA
United Arab Emirates - 0.7%			0.577% (Ÿ)	631,406	2,453
Abu Dhabi Commercial Bank PJSC(Å)	2,524,778	4,828	Itau Unibanco Holding SA
Air Arabia PJSC	2,388,160	794	0.435% (Ÿ)	710,000	10,338
Aldar Properties PJSC	4,533,264	2,590	Metalurgica Gerdau SA
DP World, Ltd.	125,200	2,780	0.245% (Ÿ)	27,026	60
Dubai Islamic Bank PJSC	123,631	185	Petroleo Brasileiro SA(Æ)
Emaar Properties PJSC	2,289,017	3,595	0.000% (Ÿ)	169,900	1,114
NMC Health PLC	44,951	2,202			30,495
		16,974
			Colombia - 0.1%
United Kingdom - 0.6%			Banco Davivienda SA
BGEO Group PLC(Å)	254,585	12,143	3.175% (Ÿ)	6,409	77
Nostrum Oil & Gas PLC(Æ)	84,835	347	Bancolombia SA
TBC Bank Group PLC(Å)	134,958	3,417	3.270% (Ÿ)	235,229	2,789
		15,907			2,866

United States - 0.4%			Russia - 0.2%
Alphabet, Inc. Class A(Æ)	1,000	1,019	Sberbank of Russia
Broadcom, Inc.	4,600	1,055	3.051% (Ÿ)	334,000	1,037
Citigroup, Inc.	15,600	1,065	Surgutneftegas OJSC
Facebook, Inc. Class A(Æ)	11,500	1,978	2.033% (Ÿ)	4,602,738	2,265
MasterCard, Inc. Class A	5,400	963	Transneft PJSC
NVIDIA Corp.	4,000	900	4.438% (Ÿ)	421	1,152
Raytheon Co.	4,200	861			4,454
Samsonite International SA	661,418	2,987
		10,828	South Korea - 0.5%
			Samsung Electronics Co. , Ltd.
Uruguay - 0.0%			1.199% (Ÿ)	6,229	12,393
Arcos Dorados Holdings, Inc. Class A	89,100	811	Samsung Fire & Marine Insurance Co. ,
			Ltd.
Vietnam - 0.7%			3.420% (Ÿ)	502	86
FPT Corp.	109,554	274			12,479
Hoa Phat Group JSC(Æ)	2,769,585	6,504
Military Commercial Joint Stock Bank	2,206,531	2,878	Total Preferred Stocks
Mobile World Investment Corp. (Å)	1,557,160	6,970
		16,626	(cost $38,904)		50,294

Total Common Stocks			Warrants & Rights - 0.0%
			Netherlands - 0.0%
(cost $1,878,821)		2,369,438	Titan Co. , Ltd. (Æ)(Þ)
			2019 Warrants	34,462	507
Preferred Stocks - 2.0%
Brazil - 1.2%
Banco Bradesco SA(Æ)

See accompanying notes which are an integral part of the financial statements.

194 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Total Warrants & Rights
(cost $154)			507
Short-Term Investments - 2.7%
United States - 2.7%
U. S. Cash Management Fund(@)	56,760,840	(8)	56,761
United States Treasury Bills
1.626% due 05/31/18 (§)	7,000		6,990
3.785% due 07/05/18 (§)	2,500		2,492
Total Short-Term Investments
(cost $66,245)			66,243

Other Securities - 3.4%
U. S. Cash Collateral Fund(×)(@)	86,355,086	(8)	86,355
Total Other Securities
(cost $86,355)			86,355

Total Investments 102.1%
(identified cost $2,070,479)			2,572,837

Other Assets and Liabilities, Net
-(2.1%)			(53,436)
Net Assets - 100.0%			2,519,401

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 195

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
			Principal	Cost per		Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)		Unit	(000)	(000)
Securities	Date		or shares		$	$	$
4.5%
Abu Dhabi Commercial Bank PJSC	11/01/17	AED	1,596,288		1.95	3,108	3,053
Abu Dhabi Commercial Bank PJSC	01/03/18	AED	928,490		1.98	1,836	1,775
Beauty Community PLC	03/21/18	THB	1,742,000		0.68	1,191	1,282
Beximco Pharmaceuticals, Ltd.	05/27/15	BDT	2,785,506		0.70	1,957	3,540
BGEO Group PLC	12/14/12	GBP	77,168		27.59	2,129	3,680
BGEO Group PLC	12/19/12	GBP	177,417		21.12	6,081	8,463
BRAC Bank, Ltd.	09/28/15	BDT	9,344,066		0.42	3,921	9,871
China Forestry Holdings Co. , Ltd.	08/11/10	HKD	871,100		0.43	372	—
China Metal Recycling Holdings, Ltd.	11/16/12	HKD	335,400		—	339	—
Cleopatra Hospital	11/28/16	EGP	13,251,904		0.16	2,095	3,057
Cresud SACIF y A	03/19/15		311,374		15.04	4,684	6,396
East African Breweries, Ltd.	11/19/15	KES	339,549		2.63	894	847
Ecobank Transnational, Inc.	03/19/15	NGN	45,591,225		0.06	2,529	2,540
Edita Food Industries SAE	04/08/15		622,824		6.40	3,984	3,270
Grupo Cementos de Chihuahua SAB de CV	02/10/17	MXN	281,960		4.67	1,318	1,641
Guaranty Trust Bank PLC	07/19/13		101,104		8.07	816	632
Guaranty Trust Bank PLC	08/19/13	NGN	19,932,768		0.11	2,169	2,492
Guaranty Trust Bank PLC	07/29/16	NGN	34,538,580		0.08	2,679	4,318
Guinness Nigeria PLC	02/24/17	NGN	6,573,277		0.20	1,317	1,878
Hascol Petroleum, Ltd.	05/27/16	PKR	1,623,000		1.68	2,723	4,325
Kernel Holding SA	03/21/14	PLN	198,233		8.02	1,589	2,682
Lekoil, Ltd.	05/27/15	GBP	7,710,727		0.39	3,030	1,874
Lucky Cement, Ltd.	04/16/15	PKR	858,430		4.52	3,880	4,904
Mahindra & Mahindra, Ltd.	03/21/18		405,794		11.52	4,676	5,302
Melstacorp PLC	04/15/15	LKR	4,787,216		0.46	2,184	1,764
MHP SE	03/19/15		260,607		10.21	2,660	3,442
Mobile World Investment Corp.	11/16/15	VND	1,557,160		2.47	3,843	6,970
PAO TMK	03/21/17		161,880		5.31	859	810
Pruksa Holding PCL	06/04/13	THB	3,946,041		0.71	2,815	2,784
Real Gold Mining, Ltd.	04/26/10	HKD	463,232		1.60	741	—
Residences Dar Saada	04/01/15	MAD	99,841		16.74	1,671	1,296
Safaricom, Ltd.	07/20/16	KES	10,232,514		0.21	2,117	2,880
Safaricom, Ltd.	01/04/17	KES	14,403,958		0.18	2,568	4,054
Sarana Menara Nusantara Tbk PT	04/28/17	IDR	3,920,500		0.30	1,189	884
Sarantis SA	03/19/15	EUR	96,792		7.81	756	1,662
Siderar SAIC	01/20/17	ARS	5,383,362		0.71	3,821	3,832
TBC Bank Group PLC	10/03/16	GBP	134,958		18.63	2,514	3,417
VIVA Kuwait Telecom Co.	07/08/15	KWD	662,906		3.16	2,092	1,557
							113,174
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
						Appreciation
	Number of		Notional		Expiration	(Depreciation)
	Contracts		Amount		Date		$
Long Positions
BIST 30 Index Futures		370	TRY	4,776	06/18		(33)
FTSE/JSE TOP 40 Index Futures		146	ZAR	75,667	06/18		(74)
Hang Seng Index Futures		49	HKD	75,129	05/18		62
HSCEI Index Futures		119	HKD	72,977	05/18		94
KOSPI2 Index Futures		664	KRW	53,584,800	06/18		1,548
Mexican Bolsa Index Futures		86	MXN	41,656	06/18		3
MSCI China Index Futures		272	USD	12,693	06/18		(71)
MSCI Emerging Markets Mini Index Futures		249	USD	14,345	04/20		(610)
MSCI Taiwan Index Futures		880	USD	34,628	05/18		126

See accompanying notes which are an integral part of the financial statements.

196 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
SGX NIFTY 50 Index Futures	378	USD	8,153	05/18	121
Short Positions
MSCI Emerging Markets Mini Index Futures	1,328	USD	76,506	04/20	2,346
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)	3,512

Foreign Currency Exchange Contracts
Amounts in thousands
Unrealized
Appreciation
Amount	Amount	(Depreciation)
Counterparty	Sold	Bought	Settlement Date	$
Bank of America	USD	3,195	HKD	25,000	06/20/18	(6)
Bank of America	USD	5,759	HKD	45,000	06/20/18	(18)
Bank of America	USD	427	MXN	8,000	06/20/18	(2)
Bank of America	USD	245	TRY	1,000	06/20/18	(2)
Bank of America	USD	927	TRY	3,650	06/20/18	(42)
Bank of America	USD	1,263	ZAR	15,000	06/20/18	(68)
Bank of America	GBP	10	USD	14	05/02/18	—
Bank of America	HKD	15,000	USD	1,918	06/20/18	5
Bank of America	HKD	38,000	USD	4,849	06/20/18	2
Bank of America	MXN	10,000	USD	526	06/20/18	(5)
Bank of America	MXN	13,000	USD	682	06/20/18	(8)
Bank of America	PLN	121	USD	34	05/04/18	—
Bank of America	TRY	800	USD	198	06/20/18	4
Bank of America	TRY	1,500	USD	359	06/20/18	(5)
Bank of America	ZAR	10,000	USD	821	06/20/18	24
Bank of America	ZAR	20,000	USD	1,605	06/20/18	11
Bank of Montreal	USD	7,267	HKD	56,817	06/20/18	(19)
Bank of Montreal	USD	1,405	MXN	26,650	06/20/18	10
Bank of Montreal	USD	257	TRY	1,008	06/20/18	(12)
Bank of Montreal	USD	3,228	ZAR	38,930	06/20/18	(125)
Bank of Montreal	USD	18,658	ZAR	225,000	06/20/18	(723)
Bank of New York	USD	457	TRY	1,800	06/20/18	(20)
Barclays	USD	1,083	MYR	4,244	07/12/18	(9)
Barclays	USD	3,670	MYR	14,441	07/12/18	(19)
Barclays	MYR	4,244	USD	1,076	07/12/18	3
Barclays	MYR	14,441	USD	3,661	07/12/18	10
BNP Paribas	USD	716	PLN	2,450	06/19/18	(17)
BNP Paribas	TRY	272	USD	69	06/20/18	3
Brown Brothers Harriman	USD	835	ZAR	10,000	06/20/18	(38)
Brown Brothers Harriman	HKD	15,000	USD	1,914	06/20/18	1
Brown Brothers Harriman	HKD	40,000	USD	5,105	06/20/18	3
Brown Brothers Harriman	MXN	2,500	USD	132	06/20/18	(1)
Brown Brothers Harriman	MXN	15,000	USD	800	06/20/18	4
Brown Brothers Harriman	TRY	1,500	USD	362	06/20/18	(2)
Brown Brothers Harriman	TRY	6,300	USD	1,608	06/20/18	79
Brown Brothers Harriman	ZAR	2,000	USD	160	06/20/18	1
Brown Brothers Harriman	ZAR	8,000	USD	672	06/20/18	34
Brown Brothers Harriman	ZAR	25,000	USD	2,050	06/20/18	56
Citibank	USD	7,267	HKD	56,817	06/20/18	(19)
Citibank	USD	933	KRW	1,000,000	06/20/18	2
Citibank	USD	1,402	MXN	26,650	06/20/18	12
Citibank	USD	3,225	ZAR	38,930	06/20/18	(122)
Citibank	USD	18,640	ZAR	225,000	06/20/18	(703)
Citibank	PLN	2,450	USD	724	06/19/18	25

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 197

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Emerging Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	TRY	100	USD	25	06/20/18	1
Commonwealth Bank of Australia	USD	256	TRY	1,008	06/20/18	(12)
Goldman Sachs	USD	487	TRY	1,914	06/20/18	(22)
Royal Bank of Canada	USD	7,265	HKD	56,817	06/20/18	(18)
Royal Bank of Canada	USD	1,408	MXN	26,650	06/20/18	6
Royal Bank of Canada	USD	104	TRY	408	06/20/18	(5)
Royal Bank of Canada	USD	3,233	ZAR	38,930	06/20/18	(130)
Royal Bank of Canada	USD	18,686	ZAR	225,000	06/20/18	(750)
Royal Bank of Scotland	USD	1,854	HKD	14,467	06/19/18	(9)
Standard Chartered Bank	USD	31,324	KRW	33,000,000	06/20/18	(478)
Standard Chartered Bank	USD	256	TRY	1,008	06/20/18	(11)
State Street	USD	83	BRL	288	05/02/18	(1)
State Street	USD	221	BRL	768	05/03/18	(2)
State Street	USD	1,436	BRL	5,000	05/03/18	(9)
State Street	USD	1,724	BRL	6,000	05/03/18	(11)
State Street	USD	5,929	BRL	20,640	05/03/18	(37)
State Street	USD	9,492	BRL	31,640	05/03/18	(460)
State Street	USD	5,891	BRL	20,640	06/04/18	(17)
State Street	USD	2,556	HKD	20,000	06/20/18	(5)
State Street	USD	1,520	INR	100,000	06/20/18	(25)
State Street	USD	13,059	INR	858,500	06/20/18	(220)
State Street	USD	66	KRW	70,000	06/20/18	—
State Street	USD	1,855	KRW	2,000,000	06/20/18	15
State Street	USD	2,353	KRW	2,500,000	06/20/18	(16)
State Street	USD	2,855	TRY	11,210	06/19/18	(136)
State Street	USD	965	TRY	3,800	06/20/18	(43)
State Street	USD	84	ZAR	1,041	05/03/18	(1)
State Street	AED	609	USD	165	05/01/18	—
State Street	BRL	405	USD	116	05/02/18	1
State Street	BRL	5,000	USD	1,463	05/03/18	36
State Street	BRL	6,000	USD	1,739	05/03/18	26
State Street	BRL	20,640	USD	5,905	05/03/18	13
State Street	BRL	31,640	USD	9,089	05/03/18	57
State Street	BRL	1,500	USD	430	06/04/18	3
State Street	HKD	5,669	USD	727	06/19/18	3
State Street	HKD	8,798	USD	1,128	06/19/18	6
State Street	HKD	12,000	USD	1,532	06/20/18	2
State Street	HKD	20,000	USD	2,554	06/20/18	3
State Street	IDR	878,501	USD	63	05/02/18	—
State Street	INR	40,000	USD	594	06/20/18	(5)
State Street	INR	90,000	USD	1,362	06/20/18	16
State Street	INR	140,000	USD	2,096	06/20/18	3
State Street	INR	150,000	USD	2,235	06/20/18	(8)
State Street	KRW	800,000	USD	742	06/20/18	(6)
State Street	KRW	1,000,000	USD	933	06/20/18	(1)
State Street	KRW	1,300,000	USD	1,224	06/20/18	9
State Street	KRW	3,500,000	USD	3,242	06/20/18	(30)
State Street	KRW	3,500,000	USD	3,270	06/20/18	(2)
State Street	MXN	1,172	USD	63	05/02/18	—
State Street	PHP	1,582	USD	31	05/02/18	—
State Street	THB	3,292	USD	104	05/02/18	—
State Street	THB	3,985	USD	126	05/02/18	—

See accompanying notes which are an integral part of the financial statements.

198 Emerging Markets Fund

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Emerging Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	TRY	201	USD	49	05/02/18	—
State Street	TRY	3,428	USD	877	06/19/18	45
State Street	TRY	7,782	USD	1,973	06/19/18	85
State Street	ZAR	1,845	USD	149	05/02/18	1
State Street	ZAR	12,000	USD	992	06/20/18	35
UBS	USD	18,657	ZAR	225,000	06/20/18	(721)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)						(4,521)

Total Return Swap Contracts
Amounts in thousands
					Premiums	Unrealized
					Paid	Appreciation
		Notional		Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount	Terms	Date	$	$	$
Long
			Total Return on Underlying
Bovespa Future Index	Goldman Sachs	BRL 18,496	Reference Entity(4)	06/13/18	—	156	156
Total Open Total Return Swap Contracts (å)					—	156	156

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Argentina	$29,576	$3,832	$—	$—	$33,408	1.3
Austria	—	2,186	—	—	2,186	0.1
Bangladesh	—	13,411	—	—	13,411	0.5
Brazil	157,649	—	—	—	157,649	6.3
Cambodia	—	6,825	—	—	6,825	0.3
Canada	1,127	—	—	—	1,127	—*
Chile	23,255	—	—	—	23,255	0.9
China	128,314	485,256	944	—	614,514	24.4
Colombia	4,668	—	—	—	4,668	0.2
Czech Republic	—	2,947	—	—	2,947	0.1
Egypt	3,270	20,016	—	—	23,286	0.9
France	—	4,234	—	—	4,234	0.2
Greece	—	10,949	—	—	10,949	0.4
Guernsey	—	6,338	—	—	6,338	0.3
Hong Kong	2,406	104,097	816	—	107,319	4.3
Hungary	—	10,811	—	—	10,811	0.4
India	26,138	183,274	—	—	209,412	8.3

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 199

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Indonesia	—	33,489	—	—	33,489	1.3
Japan	—	8,871	—	—	8,871	0.4
Jersey	—	2,743	—	—	2,743	0.1
Kenya	—	7,781	—	—	7,781	0.3
Kuwait	—	7,889	—	—	7,889	0.3
Luxembourg	3,697	—	—	—	3,697	0.1
Macao	—	12,794	—	—	12,794	0.5
Malaysia	—	16,228	—	—	16,228	0.6
Mexico	48,999	—	—	—	48,999	1.9
Mongolia	—	245	—	—	245	—*
Morocco	—	1,296	—	—	1,296	0.1
Nigeria	632	13,337	—	—	13,969	0.6
Pakistan	—	11,854	—	—	11,854	0.5
Panama	3,386	—	—	—	3,386	0.1
Peru	9,008	—	—	—	9,008	0.4
Philippines	—	7,695	—	—	7,695	0.3
Poland	—	10,250	—	—	10,250	0.4
Romania	—	7,387	—	—	7,387	0.3
Russia	19,660	84,913	1,233	—	105,806	4.2
South Africa	3,706	109,437	—	—	113,143	4.5
South Korea	9,679	196,150	101,131	—	306,960	12.2
Sri Lanka	198	1,764	—	—	1,962	0.1
Switzerland	—	5,856	—	—	5,856	0.2
Taiwan	34,552	191,018	—	—	225,570	9.0
Thailand	—	60,401	—	—	60,401	2.4
Togo	—	2,540	—	—	2,540	0.1
Turkey	—	40,010	—	—	40,010	1.6
Ukraine	—	6,124	—	—	6,124	0.2
United Arab Emirates	—	16,974	—	—	16,974	0.7
United Kingdom	—	15,907	—	—	15,907	0.6
United States	7,841	2,987	—	—	10,828	0.4
Uruguay	811	—	—	—	811	—*
Vietnam	—	16,626	—	—	16,626	0.7
Preferred Stocks	33,361	4,540	12,393	—	50,294	2.0
Warrants & Rights	—	507	—	—	507	—*
Short-Term Investments	—	9,482	—	56,761	66,243	2.7
Other Securities	—	—	—	86,355	86,355	3.4
Total Investments	551,933	1,761,271	116,517	143,116	2,572,837	102.1
Other Assets and Liabilities, Net						(2.1)

See accompanying notes which are an integral part of the financial statements.

200 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
						100.0
Other Financial Instruments
Assets
Futures Contracts	4,300	—	—	—	4,300	0.2
Foreign Currency Exchange Contracts	73	582	—	—	655	—*
Total Return Swap Contracts	—	156	—	—	156	—*

Liabilities
Futures Contracts	(788)	—	—	—	(788)	(—)*
Foreign Currency Exchange Contracts	(62)	(5,114)	—	—	(5,176)	(0.2)
Total Other Financial Instruments**	$3,523	$(4,376)	$—	$—	$(853)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended April 30, 2018 were as follows:

										Net Change
										in Unrealized
										Appreciation/
						Net	Net	Net Change		(Depreciation)
	Beginning			Accrued		Transfers	Transfers	in Unrealized	Ending	on Investments
	Balance	Gross	Gross	Discounts/	Realized	into Level	out of	Appreciation/	Balance of	held as of
Category and Subcategory	10/31/2017	Purchases	Sales	(Premiums)	Gain (Loss)	3	Level 3	(Depreciation)	4/30/2018	4/30/2018
Common Stock
China	$2,415	$8,233	$8,998	$—	$(97)	$876	$—	$(1,485)	$944	$—
Hong Kong	821	—	—	—	—	—	—	(5)	816	(5)
Russia	1,596	1,292	1,292	—	—	—	—	(363)	1,233	(363)
South Korea	—	—	—	—	—	101,131	—	—	101,131	—
Preferred Stocks	—	—	—	—	—	12,393	—	—	12,393	—
Total Investments	4,832	9,525	10,290	—	(97)	114,400	—	(1,853)	116,517	(368)

Amounts in thousands

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 201

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Emerging Markets Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Fair Value
Sector Exposure	$
Consumer Discretionary	276,531
Consumer Staples	130,665
Energy	202,700
Financial Services	737,324
Health Care	53,660
Materials and Processing	211,306
Producer Durables	165,474
Technology	526,158
Utilities	115,914
Warrants and Rights	507
Short-Term Investments	66,243
Other Securities	86,355
Total Investments	2,572,837

See accompanying notes which are an integral part of the financial statements.

202 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$655
Receivable from Broker for Futures*	4,300	—
Total return swap contracts, at fair value	156	—
Total	$4,456	$655

Location: Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures*	$788	$—
Unrealized depreciation on foreign currency exchange contracts	—	5,176
Total	$788	$5,176
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$831	$—
Total return swap contracts	942	—
Foreign currency exchange contracts	—	8,759
Total	$1,773	$8,759

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$2,896	$—
Total return swap contracts	278	—
Foreign currency exchange contracts	—	5,216
Total	$3,174	$5,216

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 203

Russell Investment Company
Emerging Markets Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
			Amounts		of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value		$84,407	$—	$84,407
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts		655	—	655
Futures Contracts	Receivable from Broker for Futures		24,630	—	24,630
Total Return Swap Contracts	Total return swap contracts, at fair value		156	—	156
Total Financial and Derivative Assets			109,848	—	109,848
Financial and Derivative Assets not subject to a netting agreement			(24,702)	—	(24,702)
Total Financial and Derivative Assets subject to a netting agreement			$85,146	$—	$85,146

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities
		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Bank of America		$45	$45	$—	$—
Bank of Montreal		10	10	—	—
Barclays		3,247	12	3,234	1
BNP Paribas		3	—	—	3
Brown Brothers Harriman		179	41	—	138
Citigroup		2,727	15	2,687	25
Credit Suisse		51,641	—	51,641	—
Deutsche Bank		463	—	463	—
Goldman Sachs		3,346	22	3,190	134
HSBC		1,114	—	1,114	—
Merrill Lynch		19,288	—	19,288	—
Morgan Stanley		2,219	—	2,219	—
Royal Bank of Canada		6	6	—	—
State Street		287	283	—	4
UBS		571	—	571	—
Total		$85,146	$434	$84,407	$305

See accompanying notes which are an integral part of the financial statements.

204 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2018 (Unaudited)

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
		Amounts		of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures	$8,088	$—	$8,088
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	5,176	—	5,176
Total Financial and Derivative Liabilities		13,264	—	13,264
Financial and Derivative Liabilities not subject to a netting agreement		(8,149)	—	(8,149)
Total Financial and Derivative Liabilities subject to a netting agreement		$5,115	$—	$5,115

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$156	$45	$—	$111
Bank of Montreal	879	10	—	869
Bank of New York	20	—	—	20
Barclays	28	12	—	16
BNP Paribas	18	—	—	18
Brown Brothers Harriman	41	41	—	—
Citigroup	845	15	—	830
Commonwealth Bank of Australia	12	—	—	12
Goldman Sachs	22	22	—	—
Royal Bank of Canada	902	6	—	896
Royal Bank of Scotland	9	—	—	9
Standard Chartered	489	—	489	—
State Street	973	283	570	120
UBS	721	—	—	721
Total	$5,115	$434	$1,059	$3,622

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 205

Russell Investment Company
Emerging Markets Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,070,479
Investments, at fair value(*)(>)	2,572,837
Foreign currency holdings(^)	12,917
Unrealized appreciation on foreign currency exchange contracts	655
Receivables:
Dividends and interest	3,821
Dividends from affiliated funds	122
Investments sold	5,309
Fund shares sold	3,189
Foreign capital gains taxes recoverable	12
From broker(a)(b)(c)(d)	36,764
Prepaid expenses	20
Total return swap contracts, at fair value(8)	156
Total assets	2,635,802

Liabilities
Payables:
Due to custodian	781
Due to broker (e)	8,088
Investments purchased	7,031
Fund shares redeemed	980
Accrued fees to affiliates	2,703
Other accrued expenses	609
Deferred capital gains tax liability	4,678
Unrealized depreciation on foreign currency exchange contracts	5,176
Payable upon return of securities loaned	86,355
Total liabilities	116,401

Net Assets	$2,519,401

See accompanying notes which are an integral part of the financial statements.

206 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(3,732)
Accumulated net realized gain (loss)	56,533
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	497,679
Investments in affiliated funds	1
Futures contracts	3,512
Foreign currency exchange contracts	(4,521)
Total return swap contracts	156
Foreign currency-related transactions	(88)
Shares of beneficial interest	1,178
Additional paid-in capital	1,968,683
Net Assets	$2,519,401

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$21.25
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$22.55
Class A — Net assets	$20,366,960
Class A — Shares outstanding ($. 01 par value)	958,592
Net asset value per share: Class C(#)	$19.75
Class C — Net assets	$17,216,982
Class C — Shares outstanding ($. 01 par value)	871,933
Net asset value per share: Class E(#)	$21.37
Class E — Net assets	$5,742,321
Class E — Shares outstanding ($. 01 par value)	268,761
Net asset value per share: Class M(#)	$21.39
Class M — Net assets	$50,718,549
Class M — Shares outstanding ($. 01 par value)	2,370,879
Net asset value per share: Class R6(#)	$21.43
Class R6 — Net assets	$4,439,258
Class R6 — Shares outstanding ($. 01 par value)	207,146
Net asset value per share: Class S(#)	$21.40
Class S — Net assets	$2,015,266,627
Class S — Shares outstanding ($. 01 par value)	94,156,238
Net asset value per share: Class Y(#)	$21.43
Class Y — Net assets	$405,649,874
Class Y — Shares outstanding ($. 01 par value)	18,925,926
Amounts in thousands
(^) Foreign currency holdings - cost	$12,982
(*) Securities on loan included in investments	$84,407
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$143,116
(8) Total return swap contracts - premiums paid (received)	$—

(a) Receivable from Broker for Futures	$10,004
(b) Receivable from Broker for Swaps	$820
(c) Receivable from Broker for Forwards	$1,310
(d) Receivable Variation Margin for Futures	$24,630
(e) Payable Variation Margin for Futures	$8,088
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 207

Russell Investment Company
Emerging Markets Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$24,573
Dividends from affiliated funds	755
Securities lending income (net)	232
Less foreign taxes withheld	(2,893)
Total investment income	22,667

Expenses
Advisory fees	14,596
Administrative fees	614
Custodian fees	1,003
Distribution fees - Class A	27
Distribution fees - Class C	66
Transfer agent fees - Class A	21
Transfer agent fees - Class C	18
Transfer agent fees - Class E	6
Transfer agent fees - Class M	49
Transfer agent fees - Class R6	1
Transfer agent fees - Class S	2,035
Transfer agent fees - Class Y	9
Professional fees	100
Registration fees	73
Shareholder servicing fees - Class C	22
Shareholder servicing fees - Class E	7
Trustees’ fees	38
Printing fees	102
Miscellaneous	17
Expenses before reductions	18,804
Expense reductions	(784)
Net expenses	18,020
Net investment income (loss)	4,647

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	150,579
Investments in affiliated funds	(10)
Futures contracts	831
Foreign currency exchange contracts	8,759
Total return swap contracts	942
Foreign currency-related transactions	(88)
Net realized gain (loss)	161,013
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(74,379)
Investments in affiliated funds	1
Futures contracts	2,896
Foreign currency exchange contracts	5,216
Total return swap contracts	278
Foreign currency-related transactions	(229)
Net change in unrealized appreciation (depreciation)	(66,217)
Net realized and unrealized gain (loss)	94,796
Net Increase (Decrease) in Net Assets from Operations	$99,443

See accompanying notes which are an integral part of the financial statements.

208 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,647	$22,994
Net realized gain (loss)	161,013	158,793
Net change in unrealized appreciation (depreciation)	(66,217)	372,994
Net increase (decrease) in net assets from operations	99,443	554,781

Distributions
From net investment income
Class A	(189)	(135)
Class C	(34)	(18)
Class E	(40)	(267)
Class M(1)	(607)	—
Class R6	(54)	(3)
Class S	(22,058)	(17,187)
Class Y	(5,533)	(5,978)
Net decrease in net assets from distributions	(28,515)	(23,588)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(72,470)	(289,240)
Total Net Increase (Decrease) in Net Assets	(1,542)	241,953

Net Assets
Beginning of period	2,520,943	2,278,990
End of period	$2,519,401	$2,520,943
Undistributed (overdistributed) net investment income included in net assets	$(3,732)	$20,136

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 209

Russell Investment Company
Emerging Markets Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	54	$1,165	154	$2,951
Proceeds from reinvestment of distributions	9	187	9	133
Payments for shares redeemed	(115)	(2,484)	(204)	(3,654)
Net increase (decrease)	(52)	(1,132)	(41)	(570)
Class C
Proceeds from shares sold	76	1,540	112	1,860
Proceeds from reinvestment of distributions	2	34	1	18
Payments for shares redeemed	(112)	(2,236)	(360)	(6,008)
Net increase (decrease)	(34)	(662)	(247)	(4,130)
Class E
Proceeds from shares sold	103	2,247	136	2,360
Proceeds from reinvestment of distributions	2	39	17	259
Payments for shares redeemed	(104)	(2,273)	(1,985)	(33,104)
Net increase (decrease)	1	13	(1,832)	(30,485)
Class M(1)
Proceeds from shares sold	643	13,820	2,149	43,040
Proceeds from reinvestment of distributions	29	607	—	—
Payments for shares redeemed	(387)	(8,484)	(63)	(1,273)
Net increase (decrease)	285	5,943	2,086	41,767
Class R6
Proceeds from shares sold	17	355	200	3,722
Proceeds from reinvestment of distributions	3	54	— **	3
Payments for shares redeemed	(15)	(315)	(12)	(227)
Net increase (decrease)	5	94	188	3,498
Class S
Proceeds from shares sold	7,553	163,375	22,384	408,273
Proceeds from reinvestment of distributions	1,059	21,971	1,088	17,078
Payments for shares redeemed	(9,949)	(215,514)	(30,671)	(556,699)
Net increase (decrease)	(1,337)	(30,168)	(7,199)	(131,348)
Class Y
Proceeds from shares sold	833	17,804	2,365	44,912
Proceeds from reinvestment of distributions	267	5,533	380	5,978
Payments for shares redeemed	(3,176)	(69,895)	(11,680)	(218,862)
Net increase (decrease)	(2,076)	(46,558)	(8,935)	(167,972)
Total increase (decrease)	(3,208)	$(72,470)	(15,980)	$(289,240)

** Less than 500 shares.
(1) For the period March 16, 2017 (inception date) to October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

210 Emerging Markets Fund

(This page intentionally left blank)

Russell Investment Company
Emerging Markets Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2018*	20.68	. 01	. 75	. 76	(. 19)	—
October 31, 2017	16.51	. 13	4.17	4.30	(. 13)	—
October 31, 2016	15.09	. 11	1.31	1.42	—	—
October 31, 2015	18.50	. 10	(3.03)	(2.93)	(. 22)	(. 26)
October 31, 2014	18.96	. 13	. 04	. 17	(. 08)	(. 55)
October 31, 2013	17.79	. 13	1.18	1.31	(. 14)	—

Class C
April 30, 2018*	19.15	(. 06)	. 70	. 64	(. 04)	—
October 31, 2017	15.30	(. 01)	3.88	3.87	(. 02)	—
October 31, 2016	14.09	—(f)	1.21	1.21	—	—
October 31, 2015	17.29	(. 02)	(2.83)	(2.85)	(. 09)	(. 26)
October 31, 2014	17.81	(. 01)	. 04	. 03	—	(. 55)
October 31, 2013	16.72	(. 01)	1.10	1.09	—	—

Class E
April 30, 2018*	20.75	. 01	. 76	. 77	(. 15)	—
October 31, 2017	16.57	(. 01)	4.32	4.31	(. 13)	—
October 31, 2016	15.14	. 11	1.32	1.43	—	—
October 31, 2015	18.56	. 11	(3.05)	(2.94)	(. 22)	(. 26)
October 31, 2014	19.01	. 15	. 03	. 18	(. 08)	(. 55)
October 31, 2013	17.83	. 14	1.17	1.31	(. 13)	—

Class M
April 30, 2018*	20.86	. 05	. 74	. 79	(. 26)	—
October 31, 2017(9)	17.92	. 04	2.90	2.94	—	—

Class R6
April 30, 2018*	20.89	. 05	. 75	. 80	(. 26)	—
October 31, 2017	16.68	. 29	4.12	4.41	(. 20)	—
October 31, 2016(5)	13.39	. 16	3.13	3.29	—	—

Class S
April 30, 2018*	20.85	. 04	. 74	. 78	(. 23)	—
October 31, 2017	16.65	. 18	4.19	4.37	(. 17)	—
October 31, 2016	15.20	. 15	1.32	1.47	(. 02)	—
October 31, 2015	18.63	. 15	(3.05)	(2.90)	(. 27)	(. 26)
October 31, 2014	19.09	. 19	. 03	. 22	(. 13)	(. 55)
October 31, 2013	17.91	. 18	1.18	1.36	(. 18)	—

Class Y
April 30, 2018*	20.89	. 05	. 76	. 81	(. 27)	—
October 31, 2017	16.68	. 20	4.21	4.41	(. 20)	—
October 31, 2016	15.24	. 18	1.31	1.49	(. 05)	—
October 31, 2015	18.68	. 18	(3.06)	(2.88)	(. 30)	(. 26)
October 31, 2014	19.14	. 22	. 03	. 25	(. 16)	(. 55)
October 31, 2013	17.96	. 23	1.17	1.40	(. 22)	—

See accompanying notes which are an integral part of the financial statements.

212 Emerging Markets Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)(k)

(. 19)	21.25	3.69	20,367	1.74	1.68	. 09	38
(. 13)	20.68	26.30	20,888	1.76	1.71	. 71	50
—	16.51	9.41	17,353	1.78	1.76	. 75	68
(. 48)	15.09	(16.11)	16,963	1.77	1.77	. 62	71
(. 63)	18.50	1.04	22,378	1.76	1.76	. 72	67
(. 14)	18.96	7.36	21,736	1.75	1.75	. 74	93

(. 04)	19.75	3.34	17,217	2.49	2.43	(. 66)	38
(. 02)	19.15	25.31	17,349	2.51	2.46	(. 04)	50
—	15.30	8.59	17,641	2.53	2.51	(. 03)	68
(. 35)	14.09	(16.70)	20,415	2.52	2.52	(. 15)	71
(. 55)	17.29	. 26	28,601	2.51	2.51	(. 05)	67
—	17.81	6.55	28,808	2.50	2.50	(. 04)	93

(. 15)	21.37	3.72	5,742	1.75	1.68	. 10	38
(. 13)	20.75	26.25	5,549	1.76	1.71	(. 03)	50
—	16.57	9.45	34,786	1.78	1.76	. 75	68
(. 48)	15.14	(16.12)	37,874	1.77	1.77	. 64	71
(. 63)	18.56	1.09	49,652	1.76	1.76	. 80	67
(. 13)	19.01	7.37	39,296	1.75	1.75	. 74	93

(. 26)	21.39	3.84	50,719	1.50	1.33	. 46	38
—	20.86	16.41	43,506	1.50	1.35	. 33	50

(. 26)	21.43	3.89	4,439	1.34	1.28	. 50	38
(. 20)	20.89	26.82	4,231	1.35	1.30	1.48	50
—	16.68	24.57	240	1.39	1.34	1.48	68

(. 23)	21.40	3.79	2,015,267	1.49	1.43	. 34	38
(. 17)	20.85	26.58	1,990,644	1.51	1.46	. 97	50
(. 02)	16.65	9.68	1,709,494	1.53	1.51	. 99	68
(. 53)	15.20	(15.86)	1,760,569	1.52	1.52	. 87	71
(. 68)	18.63	1.31	2,231,799	1.51	1.51	1.02	67
(. 18)	19.09	7.64	1,596,632	1.50	1.50	. 99	93

(. 27)	21.43	3.91	405,650	1.30	1.25	. 50	38
(. 20)	20.89	26.84	438,776	1.31	1.27	1.12	50
(. 05)	16.68	9.86	499,476	1.33	1.31	1.20	68
(. 56)	15.24	(15.70)	512,073	1.32	1.32	1.04	71
(. 71)	18.68	1.50	651,728	1.31	1.31	1.16	67
(. 22)	19.14	7.80	482,265	1.30	1.30	1.26	93

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 213

Russell Investment Company
Emerging Markets Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:
Advisory fees	$2,264,211
Administration fees	100,211
Distribution fees	14,998
Shareholder servicing fees	4,765
Transfer agent fees	311,971
Trustee fees	7,312
$2,703,468

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$37,807	$238,047	$189,499	$—		$—	$86,355	$263	$—
U. S. Cash Management Fund	56,391	598,731	598,352	(10)		1	56,761	755	—
	$94,198	$836,778	$787,851	$(10	) $	1	$143,116	$1,018	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$2,140,622,504
Unrealized Appreciation	$507,884,370
Unrealized Depreciation	(76,521,187)
Net Unrealized Appreciation (Depreciation)	$431,363,183

See accompanying notes which are an integral part of the financial statements.

214 Emerging Markets Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$1,035.60	$1,018.84
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.06	$6.01
Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.20%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) .
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class C	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2018	$1,031.70	$1,015.12
the expenses you paid on your account during this period.	Expenses Paid During Period*	$9.82	$9.74

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 1.95%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period) .
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class E	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2017	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2018	$1,035.60	$1,018.84
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$6.06	$6.01
5% hypothetical examples that appear in the shareholder reports
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 1.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) .

Tax-Managed U.S. Large Cap Fund 215

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,037.50	$1,020.58
Expenses Paid During Period*	$4.29	$4.26

* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,037.00	$1,020.08
Expenses Paid During Period*	$4.80	$4.76

* Expenses are equal to the Fund's annualized expense ratio of 0.95%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

216 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.0%			Consumer Staples - 4.6%
Consumer Discretionary - 14.1%			Altria Group, Inc.	150,067	8,420
Advance Auto Parts, Inc.	9,135	1,046	Archer-Daniels-Midland Co.	70,613	3,204
Amazon. com, Inc. (Æ)	32,066	50,219	Coca-Cola Co. (The)	79,495	3,435
AutoZone, Inc. (Æ)	2,451	1,531	Colgate-Palmolive Co.	65,858	4,296
Best Buy Co. , Inc.	19,236	1,472	Constellation Brands, Inc. Class A	18,440	4,299
BorgWarner, Inc.	13,298	651	CVS Health Corp.	154,384	10,781
CarMax, Inc. (Æ)	79,609	4,976	Dr Pepper Snapple Group, Inc.	14,940	1,792
Carnival Corp.	33,351	2,103	Hershey Co. (The)	4,970	457
CBS Corp. Class B	23,776	1,170	Kimberly-Clark Corp.	12,180	1,261
Charter Communications, Inc. Class A(Æ)	15,373	4,171	Kraft Heinz Co. (The)	22,930	1,293
Comcast Corp. Class A	432,979	13,591	Kroger Co. (The)	28,400	715
Costco Wholesale Corp.	14,398	2,839	Molson Coors Brewing Co. Class B	34,113	2,430
DISH Network Corp. Class A(Æ)	18,289	614	Mondelez International, Inc. Class A	590,453	23,323
Dollar General Corp.	5,400	521	PepsiCo, Inc.	169,558	17,115
Dollar Tree, Inc. (Æ)	164,738	15,797	Philip Morris International, Inc.	188,169	15,430
DR Horton, Inc.	20,607	910	Procter & Gamble Co. (The)	48,184	3,486
eBay, Inc. (Æ)	5,789	219	Tyson Foods, Inc. Class A	63,206	4,431
Estee Lauder Cos. , Inc. (The) Class A	14,784	2,189	Unilever NV	255,806	14,612
Expedia, Inc.	5,900	679	Walgreens Boots Alliance, Inc.	51,908	3,449
Foot Locker, Inc.	40,119	1,728			124,229
Ford Motor Co.	1,741,629	19,576

Gap, Inc. (The)	45,627	1,334	Energy - 7.8%
General Motors Co.	66,782	2,454	Anadarko Petroleum Corp.	561	38
Hilton Worldwide Holdings, Inc.	88,989	7,016	Andeavor(Æ)	28,768	3,979
Home Depot, Inc. (The)	75,922	14,030	BP PLC - ADR	525,636	23,439
Interpublic Group of Cos. , Inc. (The)	414,484	9,778	Cabot Oil & Gas Corp.	42,924	1,026
Lennar Corp. Class A	43,486	2,300	Cenovus Energy, Inc.	557,962	5,596
Lennar Corp. Class B	56	2	Chevron Corp.	163,841	20,498
Lowe's Cos. , Inc.	185,439	15,286	Concho Resources, Inc. (Æ)	19,578	3,078
Macy's, Inc.	12,300	382	ConocoPhillips	106,842	6,998
McDonald's Corp.	16,225	2,717	Core Laboratories NV	114,305	13,997
News Corp. Class A	471,344	7,532	Devon Energy Corp.	11,954	434
Nike, Inc. Class B	217,217	14,855	Diamondback Energy, Inc.	28,705	3,687
Omnicom Group, Inc.	184,785	13,611	Enbridge, Inc.	16,005	484
O'Reilly Automotive, Inc. (Æ)	47,554	12,177	EOG Resources, Inc.	37,322	4,410
PulteGroup, Inc.	44,100	1,339	EQT Corp.	35,894	1,802
Ross Stores, Inc.	46,782	3,782	Exxon Mobil Corp.	175,478	13,643
Royal Caribbean Cruises, Ltd.	19,702	2,132	Halliburton Co.	163,440	8,661
Sensata Technologies Holding PLC(Æ)	269,512	13,670	Marathon Petroleum Corp.	67,913	5,087
Starbucks Corp.	300,498	17,300	Murphy Oil Corp.	156,380	4,709
Target Corp.	148,568	10,786	Occidental Petroleum Corp.	160,493	12,400
Tiffany & Co.	3,218	331	PBF Energy, Inc. Class A	130,738	5,011
Time Warner, Inc.	64,864	6,149	Phillips 66	160,339	17,847
TJX Cos. , Inc.	162,435	13,783	Pioneer Natural Resources Co.	22,487	4,532
Toll Brothers, Inc.	5,441	229	Royal Dutch Shell PLC Class A - ADR	221,556	15,487
Twenty-First Century Fox, Inc. Class A	120,086	4,390	Schlumberger, Ltd.	393,276	26,964
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	34,080	8,551	Valero Energy Corp.	67,827	7,524
VF Corp.	26,000	2,103	Williams Cos. , Inc. (The)	14,626	376
Wal-Mart Stores, Inc.	301,255	26,648
Walt Disney Co. (The)	200,153	20,081			211,707
Whirlpool Corp.	13,351	2,069
Wyndham Worldwide Corp.	77,055	8,800	Financial Services - 22.5%
Yum China Holdings, Inc.	29,534	1,263	Aflac, Inc.	41,460	1,889
Yum! Brands, Inc.	113,559	9,891	Alliance Data Systems Corp.	34,882	7,083
			Allstate Corp. (The)	21,011	2,055
		382,773	American Express Co.	149,249	14,738
			American International Group, Inc.	195,556	10,951

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 217

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
American Tower Corp. (ö)	154,565	21,076	SVB Financial Group(Æ)	3,552	1,064
Ameriprise Financial, Inc.	49,854	6,990	Synchrony Financial	135,264	4,487
Aon PLC	38,352	5,464	TD Ameritrade Holding Corp.	6,600	383
Arthur J Gallagher & Co.	10,292	720	Torchmark Corp.	15,702	1,362
AvalonBay Communities, Inc. (ö)	7,200	1,174	Travelers Cos. , Inc. (The)	9,009	1,186
Axis Capital Holdings, Ltd.	75,021	4,404	UBS Group AG(Æ)	466,483	7,837
Bank of America Corp.	1,682,324	50,335	US Bancorp	284,096	14,333
Bank of New York Mellon Corp. (The)	16,659	908	Visa, Inc. Class A	289,631	36,749
BB&T Corp.	48,252	2,548	Voya Financial, Inc.	232,324	12,162
Berkshire Hathaway, Inc. Class B(Æ)	149,664	28,994	Wells Fargo & Co.	530,630	27,572
BlackRock, Inc. Class A	4,909	2,560	XL Group, Ltd.	182,758	10,160
Brighthouse Financial, Inc. (Æ)	9,932	504	Zions Bancorporation	9,828	538
Capital One Financial Corp.	227,800	20,643			608,366
Cboe Global Markets, Inc.	19,744	2,108
Charles Schwab Corp. (The)	83,571	4,653	Health Care - 11.5%
Chubb, Ltd.	90,347	12,257	Abbott Laboratories	133,144	7,740
Citigroup, Inc.	408,629	27,897	AbbVie, Inc.	67,323	6,500
Citizens Financial Group, Inc.	37,093	1,539	Aetna, Inc.	23,472	4,203
CME Group, Inc. Class A	2,510	396	Agilent Technologies, Inc.	7,541	496
Comerica, Inc.	60,506	5,723	Alexion Pharmaceuticals, Inc. (Æ)	5,448	641
Discover Financial Services	29,578	2,107	Align Technology, Inc. (Æ)	12,261	3,063
E*Trade Financial Corp. (Æ)	9,873	599	Allergan PLC	51,277	7,879
Equinix, Inc. (Æ)(ö)	27,247	11,465	Amgen, Inc.	53,187	9,280
Everest Re Group, Ltd.	3,542	824	Anthem, Inc. (Æ)	56,128	13,246
Fidelity National Information Services, Inc.	28,156	2,674	Baxter International, Inc.	15,579	1,083
Fifth Third Bancorp	11,520	382	Becton Dickinson and Co.	44,296	10,271
First Republic Bank	103,337	9,597	Biogen, Inc. (Æ)	11,230	3,073
FleetCor Technologies, Inc. (Æ)	65,372	13,550	Boston Scientific Corp. (Æ)	131,115	3,766
Goldman Sachs Group, Inc. (The)	53,346	12,714	Bristol-Myers Squibb Co.	91,765	4,784
Hartford Financial Services Group, Inc.	64,859	3,492	Cardinal Health, Inc.	139,591	8,958
HCP, Inc.(ö)	137,559	3,213	Celgene Corp. (Æ)	40,912	3,563
Huntington Bancshares, Inc.	33,239	496	Centene Corp. (Æ)	8,286	900
Intercontinental Exchange, Inc.	163,857	11,873	Cerner Corp. (Æ)	88,688	5,166
Invesco, Ltd.	31,200	904	Cigna Corp.	34,451	5,919
JPMorgan Chase & Co.	268,705	29,230	Eli Lilly & Co.	57,295	4,645
KeyCorp	323,845	6,451	Express Scripts Holding Co. (Æ)	119,918	9,078
Leucadia National Corp.	38,143	917	Gilead Sciences, Inc.	21,968	1,587
Loews Corp.	197,620	10,367	Humana, Inc.	17,180	5,054
M&T Bank Corp.	21,922	3,996	Intuitive Surgical, Inc. (Æ)	3,593	1,584
Markel Corp. (Æ)	20,837	23,547	Johnson & Johnson	329,374	41,662
MasterCard, Inc. Class A	15,196	2,709	McKesson Corp.	98,862	15,442
MetLife, Inc.	254,621	12,138	Medtronic PLC	51,555	4,131
Moody's Corp.	69,009	11,193	Merck & Co. , Inc.	349,639	20,582
Morgan Stanley	358,704	18,516	Mylan NV(Æ)	363,042	14,072
Nasdaq, Inc.	6,641	587	Novo Nordisk A/S - ADR	196,527	9,225
Northern Trust Corp.	1,827	195	Pfizer, Inc.	648,117	23,727
PayPal Holdings, Inc. (Æ)	18,469	1,378	Quest Diagnostics, Inc.	12,639	1,279
People's United Financial, Inc.	294,887	5,393	Regeneron Pharmaceuticals, Inc. (Æ)	31,936	9,698
PNC Financial Services Group, Inc. (The)	37,668	5,485	Sanofi - ADR	76,445	3,006
Progressive Corp. (The)	24,788	1,494	Stryker Corp.	13,945	2,363
Prologis, Inc. (ö)	9,600	623	Thermo Fisher Scientific, Inc.	34,905	7,342
Prudential Financial, Inc.	7,700	819	UnitedHealth Group, Inc.	126,949	30,010
Raymond James Financial, Inc.	6,917	621	Universal Health Services, Inc. Class B	4,417	504
Regions Financial Corp.	438,990	8,209	Varian Medical Systems, Inc. (Æ)	9,192	1,063
Simon Property Group, Inc. (ö)	4,200	657	Vertex Pharmaceuticals, Inc. (Æ)	11,953	1,831
State Street Corp.	317,715	31,702	Zimmer Biomet Holdings, Inc.	15,067	1,735
SunTrust Banks, Inc.	42,027	2,807

See accompanying notes which are an integral part of the financial statements.

218 Tax-Managed U.S. Large Cap Fund

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Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Zoetis, Inc. Class A	13,700	1,144	Mettler-Toledo International, Inc. (Æ)	24,329	13,623
		311,295	Norfolk Southern Corp.	52,353	7,511
			Northrop Grumman Corp.	30,682	9,881
Materials and Processing - 3.2%			PACCAR, Inc.	46,767	2,978
AdvanSix, Inc. (Æ)	13,686	490	Parker-Hannifin Corp.	28,553	4,700
Air Products & Chemicals, Inc.	1,928	313	Pentair PLC	6,066	408
Ball Corp.	6,000	241	Raytheon Co.	93,777	19,219
Celanese Corp. Class A	51,943	5,645	Roper Technologies, Inc.	55,854	14,756
CRH PLC - ADR	13,895	491	Southwest Airlines Co.	180,729	9,548
Crown Holdings, Inc. (Æ)	14,346	715	Stanley Black & Decker, Inc.	135,548	19,192
DowDuPont, Inc.	312,235	19,746	TopBuild Corp. (Æ)	3,805	303
Eastman Chemical Co.	21,049	2,149	TransDigm Group, Inc.	30,454	9,763
Ecolab, Inc.	195,233	28,265	Union Pacific Corp.	57,199	7,644
Fastenal Co.	35,545	1,777	United Continental Holdings, Inc. (Æ)	18,923	1,278
Ingersoll-Rand PLC	29,947	2,512	United Technologies Corp.	92,540	11,119
Ingevity Corp. (Æ)	4,417	339	Waste Management, Inc.	4,229	344
International Paper Co.	19,210	990	Worldpay, Inc. Class A(Æ)	15,671	1,273
Martin Marietta Materials, Inc.	6,899	1,344	XPO Logistics, Inc. (Æ)	178,013	17,296
Masco Corp.	34,631	1,311			301,075
Monsanto Co.	22,712	2,847
PPG Industries, Inc.	4,260	451	Technology - 18.5%
Praxair, Inc.	95,123	14,508	Adobe Systems, Inc. (Æ)	118,355	26,227
Rio Tinto PLC - ADR	37,916	2,083	Alphabet, Inc. Class A(Æ)	12,840	13,079
Versum Materials, Inc.	1,866	66	Alphabet, Inc. Class C(Æ)	46,542	47,349
WestRock Co.	26,503	1,568	Analog Devices, Inc.	34,177	2,985
		87,851	Apple, Inc.	392,423	64,853
			Applied Materials, Inc.	23,100	1,147
Producer Durables - 11.1%			Autodesk, Inc. (Æ)	21,864	2,753
3M Co.	8,658	1,683	Booking Holdings, Inc. (Æ)	5,043	10,984
Accenture PLC Class A	43,472	6,573	Broadcom, Inc.	42,023	9,641
Adient PLC	61,330	3,759	CDK Global Inc.	996	65
Alaska Air Group, Inc.	8,169	530	Cisco Systems, Inc.	276,437	12,243
Allegion PLC	24,701	1,906	Cognizant Technology Solutions Corp. Class
Aptiv PLC	17,118	1,448	A	186,298	15,243
Automatic Data Processing, Inc.	76,295	9,009	Corning, Inc.	113,181	3,058
Boeing Co. (The)	1,716	572	Dell Technologies, Inc. Class V(Æ)	37,063	2,660
CSX Corp.	63,100	3,748	DXC Technology Co.	21,389	2,204
Danaher Corp.	8,637	866	Facebook, Inc. Class A(Æ)	231,310	39,785
Deere & Co.	15,465	2,093	Hewlett Packard Enterprise Co.	1,366,923	23,306
Delphi Technologies PLC	5,706	276	HP, Inc. (Æ)	376,239	8,085
Delta Air Lines, Inc.	89,351	4,666	Intel Corp.	164,222	8,477
Dover Corp.	136,595	12,662	International Business Machines Corp.	80,062	11,606
Eaton Corp. PLC	29,240	2,194	Intuit, Inc.	95,933	17,727
Emerson Electric Co.	13,090	869	Juniper Networks, Inc.	20,211	497
Expeditors International of Washington, Inc.	11,258	719	KLA-Tencor Corp.	5,800	590
FedEx Corp.	1,662	411	Lam Research Corp.	32,264	5,971
Fortive Corp.	153,341	10,781	Micro Focus International PLC - ADR	91,542	1,586
General Dynamics Corp.	47,303	9,523	Microchip Technology, Inc.	90,553	7,576
General Electric Co.	228,607	3,217	Microsoft Corp.	579,873	54,230
Honeywell International, Inc.	275,195	39,814	NVIDIA Corp.	24,662	5,546
Illinois Tool Works, Inc.	1,831	260	NXP Semiconductors NV(Æ)	44,519	4,670
JB Hunt Transport Services, Inc.	86,583	10,167	Oracle Corp.	925,452	42,265
Johnson Controls International PLC(Æ)	310,633	10,521	QUALCOMM, Inc.	184,160	9,394
Kansas City Southern	91,285	9,734	Red Hat, Inc. (Æ)	73,619	12,004
L3 Technologies, Inc.	8,688	1,702	Salesforce. com, Inc. (Æ)	121,453	14,695
Lockheed Martin Corp.	1,670	536	SAP SE - ADR	72,214	8,003
			Seagate Technology PLC	20,124	1,165

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 219

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($) or		Value
	Shares		$
TE Connectivity, Ltd.	13,893		1,275
Texas Instruments, Inc.	84,186		8,539
Western Digital Corp.	487		38
Xilinx, Inc.	5,800		373
			501,894

Utilities - 2.7%
American Electric Power Co. , Inc.	26,048		1,823
AT&T, Inc.	422,621		13,821
California Resources Corp. (Æ)	1,158		29
Cheniere Energy, Inc. (Æ)	5,800		337
CMS Energy Corp.	37,178		1,754
Dominion Energy, Inc.	4,273		284
Duke Energy Corp.	16,508		1,323
Edison International	106,067		6,950
Entergy Corp.	119,535		9,753
Exelon Corp.	88,776		3,523
NextEra Energy, Inc.	52,989		8,685
NiSource, Inc.	38,538		940
Sempra Energy	14,900		1,666
Southern Co. (The)	26,456		1,220
T-Mobile US, Inc. (Æ)	28,544		1,727
Verizon Communications, Inc.	314,835		15,538
Xcel Energy, Inc.	83,058		3,890
			73,263

Total Common Stocks
(cost $1,764,333)			2,602,453

Short-Term Investments - 3.8%
U. S. Cash Management Fund(@)	95,150,526	(8)	95,151
United States Treasury Bills
1.626% due 05/31/18 (~)(§)	700		699
1.760% due 07/05/18 (~)(§)	1,500		1,495
1.880% due 08/16/18 (~)(§)	5,000		4,973
Total Short-Term Investments
(cost $102,320)			102,318

Total Investments 99.8%
(identified cost $1,866,653)			2,704,771

Other Assets and Liabilities, Net
- 0.2%			4,828
Net Assets - 100.0%			2,709,599

See accompanying notes which are an integral part of the financial statements.

220 Tax-Managed U.S. Large Cap Fund

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Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	361	USD	47,778	06/18	(175)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(175)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$382,773	$—	$—	$—	$382,773	14.1
Consumer Staples	124,229	—	—	—	124,229	4.6
Energy	211,707	—	—	—	211,707	7.8
Financial Services	608,366	—	—	—	608,366	22.5
Health Care	311,295	—	—	—	311,295	11.5
Materials and Processing	87,851	—	—	—	87,851	3.2
Producer Durables	301,075	—	—	—	301,075	11.1
Technology	501,894	—	—	—	501,894	18.5
Utilities	73,263	—	—	—	73,263	2.7
Short-Term Investments	—	7,167	—	95,151	102,318	3.8
Total Investments	2,602,453	7,167	—	95,151	2,704,771	99.8
Other Assets and Liabilities, Net						0.2
						100.0
Other Financial Instruments
Liabilities
Futures Contracts	(175)	—	—	—	(175)	(—)*
Total Other Financial Instruments**	$(175)	$—	$—	$—	$(175)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

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Tax-Managed U.S. Large Cap Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures*	$175

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$10,274

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(6,059)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

222 Tax-Managed U.S. Large Cap Fund

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Tax-Managed U.S. Large Cap Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures	$706	$—	$706
Total Financial and Derivative Liabilities		706	—	706
Financial and Derivative Liabilities not subject to a netting agreement		(706)	—	(706)
Total Financial and Derivative Liabilities subject to a netting agreement		$—	$—	$—

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 223

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Tax-Managed U.S. Large Cap Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,866,653
Investments, at fair value(>)	2,704,771
Receivables:
Dividends and interest	1,882
Dividends from affiliated funds	116
Fund shares sold	6,506
From broker(a)	266
Prepaid expenses	20
Total assets	2,713,561
Liabilities
Payables:
Due to broker (b)	706
Fund shares redeemed	1,116
Accrued fees to affiliates	2,087
Other accrued expenses	53
Total liabilities	3,962

Net Assets	$2,709,599

See accompanying notes which are an integral part of the financial statements.

224 Tax-Managed U.S. Large Cap Fund

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Tax-Managed U.S. Large Cap Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$5,824
Accumulated net realized gain (loss)	(3,258)
Unrealized appreciation (depreciation) on:
Investments	838,117
Investments in affiliated funds	1
Futures contracts	(175)
Shares of beneficial interest	666
Additional paid-in capital	1,868,424
Net Assets	$2,709,599

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$40.31
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$42.77
Class A — Net assets	$40,569,942
Class A — Shares outstanding ($. 01 par value)	1,006,341
Net asset value per share: Class C(#)	$38.24
Class C — Net assets	$30,934,740
Class C — Shares outstanding ($. 01 par value)	808,896
Net asset value per share: Class E(#)	$40.71
Class E — Net assets	$2,570,559
Class E — Shares outstanding ($. 01 par value)	63,143
Net asset value per share: Class M(#)	$40.71
Class M — Net assets	$147,938,359
Class M — Shares outstanding ($. 01 par value)	3,633,848
Net asset value per share: Class S(#)	$40.72
Class S — Net assets	$2,487,585,168
Class S — Shares outstanding ($. 01 par value)	61,085,586
Amounts in thousands
(>) Investments in affiliates, U. S. Cash Management Fund	$95,151

(a) Receivable from Broker for Futures	$266
(b) Payables Variation Margin for Futures	$706
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 225

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Tax-Managed U.S. Large Cap Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$21,372
Dividends from affiliated funds	1,017
Interest	44
Total investment income	22,433

Expenses
Advisory fees	8,855
Administrative fees	622
Custodian fees	84
Distribution fees - Class A	49
Distribution fees - Class C	116
Transfer agent fees - Class A	39
Transfer agent fees - Class C	31
Transfer agent fees - Class E	3
Transfer agent fees - Class M	129
Transfer agent fees - Class S	2,391
Professional fees	51
Registration fees	72
Shareholder servicing fees - Class C	39
Shareholder servicing fees - Class E	3
Trustees’ fees	34
Printing fees	49
Miscellaneous	16
Expenses before reductions	12,583
Expense reductions	(64)
Net expenses	12,519
Net investment income (loss)	9,914

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(4,503)
Investments in affiliated funds	(4)
Futures contracts	10,274
Net realized gain (loss)	5,767
Net change in unrealized appreciation (depreciation) on:
Investments	77,227
Investments in affiliated funds	5
Futures contracts	(6,059)
Net change in unrealized appreciation (depreciation)	71,173
Net realized and unrealized gain (loss)	76,940
Net Increase (Decrease) in Net Assets from Operations	$86,854

See accompanying notes which are an integral part of the financial statements.

226 Tax-Managed U.S. Large Cap Fund

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Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,914	$19,302
Net realized gain (loss)	5,767	27,651
Net change in unrealized appreciation (depreciation)	71,173	381,471
Net increase (decrease) in net assets from operations	86,854	428,424

Distributions
From net investment income
Class A	(209)	(199)
Class E	(2)	(359)
Class M(1)	(1,149)	—
Class S	(18,276)	(15,504)
From net realized gain
Class A	(94)	—
Class C	(80)	—
Class E	(7)	—
Class M(1)	(298)	—
Class S	(5,659)	—
Net decrease in net assets from distributions	(25,774)	(16,062)

Share Transactions*
Net increase (decrease) in net assets from share transactions	248,534	151,166
Total Net Increase (Decrease) in Net Assets	309,614	563,528

Net Assets
Beginning of period	2,399,985	1,836,457
End of period	$2,709,599	$2,399,985
Undistributed (overdistributed) net investment income included in net assets	$5,824	$15,546

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 227

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Tax-Managed U.S. Large Cap Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:
	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	113	$4,564	199	$7,162
Proceeds from reinvestment of distributions	7	299	6	195
Payments for shares redeemed	(99)	(4,046)	(154)	(5,573)
Net increase (decrease)	21	817	51	1,784
Class C
Proceeds from shares sold	66	2,542	146	4,945
Proceeds from reinvestment of distributions	2	80	—	—
Payments for shares redeemed	(81)	(3,107)	(201)	(6,831)
Net increase (decrease)	(13)	(485)	(55)	(1,886)
Class E
Proceeds from shares sold	—	—	64	2,172
Proceeds from reinvestment of distributions	— **	8	11	359
Payments for shares redeemed	(5)	(202)	(1,715)	(59,018)
Net increase (decrease)	(5)	(194)	(1,640)	(56,487)
Class M(1)
Proceeds from shares sold	1,717	70,251	2,309	88,158
Proceeds from reinvestment of distributions	35	1,447	—	—
Payments for shares redeemed	(370)	(15,297)	(57)	(2,233)
Net increase (decrease)	1,382	56,401	2,252	85,925
Class S
Proceeds from shares sold	9,377	386,526	18,252	661,347
Proceeds from reinvestment of distributions	578	23,635	444	15,277
Payments for shares redeemed	(5,299)	(218,166)	(15,245)	(554,794)
Net increase (decrease)	4,656	191,995	3,451	121,830
Total increase (decrease)	6,041	$248,534	4,059	$151,166

(1) For the period March 16, 2017 (inception date) to October 31, 2017.
** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

228 Tax-Managed U.S. Large Cap Fund

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Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2018*	39.23	. 11	1.29	1.40	(. 22)	(. 10)
October 31, 2017	32.20	. 25	6.99	7.24	(. 21)	—
October 31, 2016	31.76	. 22	. 40	. 62	(. 18)	—
October 31, 2015	31.83	. 16	1.31	1.47	(. 14)	(1.40)
October 31, 2014	27.84	. 13	3.90	4.03	(. 04)	—
October 31, 2013	22.11	. 06	5.79	5.85	(. 12)	—

Class C
April 30, 2018*	37.16	(. 04)	1.22	1.18	—	(. 10)
October 31, 2017	30.54	(. 02)	6.64	6.62	—	—
October 31, 2016	30.17	(. 02)	. 39	. 37	—	—
October 31, 2015	30.40	(. 07)	1.24	1.17	—	(1.40)
October 31, 2014	26.76	(. 09)	3.73	3.64	—	—
October 31, 2013	21.29	(. 11)	5.58	5.47	—	—

Class E
April 30, 2018*	39.43	. 11	1.29	1.40	(. 02)	(. 10)
October 31, 2017	32.35	. 26	7.03	7.29	(. 21)	—
October 31, 2016	31.89	. 22	. 40	. 62	(. 16)	—
October 31, 2015	31.95	. 16	1.31	1.47	(. 13)	(1.40)
October 31, 2014	27.95	. 14	3.90	4.04	(. 04)	—
October 31, 2013	22.17	. 07	5.81	5.88	(. 10)	—

Class M
April 30, 2018*	39.70	. 17	1.32	1.49	(. 38)	(. 10)
October 31, 2017(9)	36.49	. 17	3.04	3.21	—	—

Class S
April 30, 2018*	39.67	. 16	1.31	1.47	(. 32)	(. 10)
October 31, 2017	32.55	. 34	7.07	7.41	(. 29)	—
October 31, 2016	32.08	. 30	. 41	. 71	(. 24)	—
October 31, 2015	32.13	. 24	1.32	1.56	(. 21)	(1.40)
October 31, 2014	28.10	. 21	3.92	4.13	(. 10)	—
October 31, 2013	22.28	. 13	5.84	5.97	(. 15)	—

See accompanying notes which are an integral part of the financial statements.

230 Tax-Managed U.S. Large Cap Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)(k)

(. 32)	40.31	3.56	40,570	1.20	1.20	. 53	8
(. 21)	39.23	22.58	38,659	1.22	1.22	. 69	35
(. 18)	32.20	2.00	30,087	1.23	1.23	. 70	23
(1.54)	31.76	4.68	24,396	1.24	1.24	. 52	44
(. 04)	31.83	14.48	18,676	1.24	1.24	. 45	63
(. 12)	27.84	26.60	11,631	1.24	1.24	. 25	35

(. 10)	38.24	3.17	30,935	1.95	1.95	(. 22)	8
—	37.16	21.68	30,529	1.97	1.97	(. 06)	35
—	30.54	1.23	26,758	1.98	1.98	(. 05)	23
(1.40)	30.17	3.88	24,808	1.99	1.99	(. 23)	44
—	30.40	13.60	19,360	1.99	1.99	(. 30)	63
—	26.76	25.69	14,927	1.99	1.98	(. 46)	35

(. 12)	40.71	3.56	2,571	1.20	1.20	. 54	8
(. 21)	39.43	22.62	2,673	1.21	1.21	. 75	35
(. 16)	32.35	1.98	55,245	1.23	1.23	. 70	23
(1.53)	31.89	4.65	53,565	1.24	1.24	. 52	44
(. 04)	31.95	14.48	45,651	1.24	1.24	. 45	63
(. 10)	27.95	26.61	36,395	1.24	1.23	. 29	35

(. 48)	40.71	3.75	147,938	. 95	. 85	. 85	8
—	39.70	8.80	89,387	. 97	. 87	. 71	35

(. 42)	40.72	3.70	2,487,585	. 95	. 95	. 78	8
(. 29)	39.67	22.89	2,238,737	. 97	. 97	. 94	35
(. 24)	32.55	2.25	1,724,367	. 98	. 98	. 95	23
(1.61)	32.08	4.92	1,486,727	. 99	. 99	. 77	44
(. 10)	32.13	14.75	1,181,891	. 99	. 99	. 70	63
(. 15)	28.10	26.94	758,556	. 99	. 98	. 53	35

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 231

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:
Advisory fees	$1,510,608
Administration fees	106,297
Distribution fees	27,429
Shareholder servicing fees	6,878
Transfer agent fees	430,952
Trustee fees	5,023
$2,087,187

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$222,707	$289,131	$416,688	$(4)	$5	$95,151	$1,017	$—
	$222,707	$289,131	$416,688	$(4)	$5	$95,151	$1,017	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$1,868,451,033
Unrealized Appreciation	$844,987,673
Unrealized Depreciation	(8,843,260)
Net Unrealized Appreciation (Depreciation)	$836,144,413

See accompanying notes which are an integral part of the financial statements.

232 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$1,027.10	$1,017.26
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$7.64	$7.60

Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.52%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2018	$1,023.60	$1,013.69
	Expenses Paid During Period*	$11.24	$11.18
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.24%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2017	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2018	$1,027.50	$1,017.41
of other funds.	Expenses Paid During Period*	$7.49	$7.45

* Expenses are equal to the Fund's annualized expense ratio of 1.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Tax-Managed U.S. Mid & Small Cap Fund 233

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,029.40	$1,019.14
Expenses Paid During Period*	$5.74	$5.71

* Expenses are equal to the Fund's annualized expense ratio of 1.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,029.00	$1,018.65
Expenses Paid During Period*	$6.24	$6.21

* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

234 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.5%			Liberty Broadband Corp. Class C(Æ)	633	45
Consumer Discretionary - 13.5%			Liberty SiriusXM Group Class C(Æ)	28,550	1,189
1-800-Flowers. com, Inc. Class A(Æ)	14,360	182	Lithia Motors, Inc. Class A	5,088	488
Aaron's, Inc. Class A	5,967	249	LKQ Corp. (Æ)	63,022	1,955
American Axle & Manufacturing Holdings,			Lumber Liquidators Holdings, Inc. (Æ)(Ñ)	67,756	1,631
Inc. (Æ)	8,987	138	Matthews International Corp. Class A	13,403	659
Aramark	4,416	165	Michael Kors Holdings, Ltd. (Æ)	10,939	748
Barnes & Noble Education, Inc. (Æ)	91,139	655	Monro Muffler Brake, Inc. (Ñ)	28,154	1,575
Beazer Homes USA, Inc. (Æ)	83,830	1,231	Murphy USA, Inc. (Æ)	1,877	117
Big Lots, Inc. (Ñ)	37,107	1,575	National Presto Industries, Inc. (Ñ)	425	41
Bloomin' Brands, Inc.	15,792	374	Nielsen Holdings PLC	9,004	283
Brinker International, Inc. (Ñ)	5,264	229	Nutrisystem, Inc.	5,461	158
Buckle, Inc. (The)(Ñ)	20,358	469	NVR, Inc. (Æ)	62	192
Burlington Stores, Inc. (Æ)	14,503	1,970	Ollie's Bargain Outlet Holdings, Inc. (Æ)	56,835	3,535
Caesars Entertainment Corp. (Æ)	164,139	1,863	Oxford Industries, Inc.	8,339	642
Callaway Golf Co.	14,281	247	Papa John's International, Inc. (Ñ)	6,011	373
Capella Education Co.	9,579	879	Polaris Industries, Inc. (Ñ)	7,336	769
Carter's, Inc.	8,753	878	Pool Corp.	18,158	2,521
Cheesecake Factory, Inc. (The)(Ñ)	72,574	3,770	PulteGroup, Inc.	19,780	601
Chegg, Inc. (Æ)(Ñ)	37,464	870	Qurate Retail Group Class A(Æ)	47,859	1,120
Chico's FAS, Inc.	10,882	108	Ralph Lauren Corp. Class A	30,119	3,309
Cimpress			Red Robin Gourmet Burgers, Inc. (Æ)	2,684	167
NV(Æ)(Ñ)	544	78	Scholastic Corp.	30,189	1,250
Columbia Sportswear Co.	798	66	Service Corp. International	20,107	734
Conn's, Inc. (Æ)(Ñ)	38,337	978	ServiceMaster Global Holdings, Inc. (Æ)	15,351	777
Cooper Tire & Rubber Co.	4,271	104	Shoe Carnival, Inc.	6,564	160
Dana Holding Corp.	9,122	217	Shutterfly, Inc. (Æ)	17,230	1,394
Dave & Buster's Entertainment, Inc. (Æ)	9,920	422	Signet Jewelers, Ltd.	1,000	39
Deckers Outdoor Corp. (Æ)	12,594	1,175	Skechers U. S. A. , Inc. Class A(Æ)	39,340	1,121
DineEquity, Inc. (Ñ)	25,689	2,038	SodaStream International, Ltd. (Æ)	11,459	1,083
Discovery Communications, Inc. Class C(Æ)	3,558	79	Strayer Education, Inc.	6,122	643
Dollar Tree, Inc. (Æ)	1,272	122	TEGNA, Inc.	6,655	70
Domino's Pizza, Inc.	7,308	1,767	Tenneco, Inc.	17,840	797
Dorman Products, Inc. (Æ)	13,648	877	Thor Industries, Inc.	6,196	658
DSW, Inc. Class A	46,952	1,047	Tiffany & Co.	4,995	514
Eldorado Resorts, Inc. (Æ)(Ñ)	79,622	3,225	Toll Brothers, Inc.	41,910	1,767
Ethan Allen Interiors, Inc.	16,293	359	Tractor Supply Co.	1,902	129
First Cash Financial Services, Inc.	15,685	1,360	Tupperware Brands Corp.	2,897	129
Five Below, Inc. (Æ)	38,232	2,700	Urban Outfitters, Inc. (Æ)	23,046	928
Fortress Transportation & Infrastructure			Vail Resorts, Inc.	589	135
Investors LLC	26,027	433	WABCO Holdings, Inc. (Æ)	700	90
Fortune Brands Home & Security, Inc.	11,380	622	Wyndham Worldwide Corp.	13,595	1,553
Gannett Co. , Inc.	3,383	33	Wynn Resorts, Ltd.	5,707	1,063
Gentex Corp.	12,980	295
Gentherm, Inc. (Æ)	54,391	1,838			81,794
Goodyear Tire & Rubber Co. (The)	9,881	248
Grand Canyon Education, Inc. (Æ)	17,658	1,836	Consumer Staples - 3.2%
Guess?, Inc.	19,942	464	Andersons, Inc. (The)	1,780	58
Hanesbrands, Inc. (Ñ)	10,236	189	Calavo Growers, Inc. (Ñ)	8,623	808
ILG, Inc. (Æ)	8,884	303	Casey's General Stores, Inc.	17,162	1,658
Interpublic Group of Cos. , Inc. (The)	29,615	699	Church & Dwight Co. , Inc.	11,904	550
J Alexander's Holdings, Inc. (Å)(Æ)	98,805	1,181	Core-Mark Holding Co. , Inc.	20,132	415
Jack in the Box, Inc.	10,746	964	Energizer Holdings, Inc. (Æ)	68,392	3,685
John Wiley & Sons, Inc. Class A	3,050	201	Hain Celestial Group, Inc. (The)(Æ)	15,579	454
KAR Auction Services, Inc.	23,734	1,234	Herbalife, Ltd. (Æ)	1,246	132
Lear Corp.	2,423	453	Ingredion, Inc.	17,148	2,076
Liberty Braves Group Class C(Æ)	53,659	1,183	J&J Snack Foods Corp.	4,442	610
			Lancaster Colony Corp.	9,450	1,187

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 235

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Medifast, Inc.	7,437	747	Assurant, Inc.	5,539	514
MGP Ingredients, Inc. (Ñ)	5,280	506	Assured Guaranty, Ltd.	12,463	452
Nomad Foods, Ltd. (Æ)	128,798	2,124	Athene Holding, Ltd. Class A(Æ)	12,405	608
Nu Skin Enterprises, Inc. Class A	2,533	180	Axis Capital Holdings, Ltd.	5,244	308
PetMed Express, Inc. (Ñ)	17,579	588	Banco Latinoamericano de Comercio Exterior
Post Holdings, Inc. (Æ)	5,407	430	SA Class E	6,718	182
Sanderson Farms, Inc. (Ñ)	18,264	2,030	Bancorp, Inc. (The)(Æ)	39,748	411
Spectrum Brands Holdings, Inc. (Ñ)	7,886	569	BancorpSouth Bank	50,571	1,671
TreeHouse Foods, Inc. (Æ)	12,630	486	Bank of the Ozarks, Inc.	13,923	652
Tyson Foods, Inc. Class A	5,464	383	BankUnited, Inc.	45,807	1,814
		19,676	Blackhawk Network Holdings, Inc. Class
			A(Æ)	13,302	597
Energy - 2.8%			BofI Holding, Inc. (Æ)(Ñ)	34,223	1,378
Andeavor(Æ)	3,098	429	Brighthouse Financial, Inc. (Æ)	12,302	625
Arch Coal, Inc. Class A	12,183	985	Brightsphere Investment Group(Æ)	37,506	569
Cabot Oil & Gas Corp.	14,518	347	Broadridge Financial Solutions, Inc.	9,174	984
CONSOL Energy, Inc. (Æ)	13,056	411	Camden Property Trust(ö)	3,242	277
Diamondback Energy, Inc.	7,702	989	Cannae Holdings, Inc. (Æ)	73,221	1,513
Energen Corp. (Æ)	5,905	386	Cboe Global Markets, Inc.	3,885	415
Exterran Corp. (Æ)	3,009	88	Cedar Realty Trust, Inc. (ö)	20,389	79
First Solar, Inc. (Æ)	4,127	293	CenterState Bank Corp.	62,231	1,803
Green Plains, Inc.	14,705	274	Central Pacific Financial Corp.	8,782	255
Gulfport Energy Corp. (Æ)	63,574	591	CNO Financial Group, Inc.	69,994	1,501
Helix Energy Solutions Group, Inc. (Æ)	67,777	523	Columbia Banking System, Inc.	43,569	1,752
Helmerich & Payne, Inc. (Ñ)	4,679	325	Community Bank System, Inc.	28,319	1,593
Matador Resources Co. (Æ)	18,877	618	CoreCivic, Inc. (Æ)	5,353	108
McDermott International, Inc. (Æ)(Ñ)	264,160	1,743	CoreSite Realty Corp. Class A(ö)	4,521	471
Oil States International, Inc. (Æ)	2,537	91	Cowen Group, Inc. Class A(Æ)(Ñ)	22,540	349
Parsley Energy, Inc. Class A(Æ)	22,740	683	Cullen/Frost Bankers, Inc.	3,615	414
Patterson-UTI Energy, Inc.	20,072	430	CVB Financial Corp.	10,947	242
PBF Energy, Inc. Class A	36,045	1,382	CyrusOne, Inc. (ö)	15,218	816
Phillips 66 Partners, LP(Ñ)	4,441	220	DCT Industrial Trust, Inc. (ö)	61,195	4,013
REX American Resources Corp. (Æ)	11,703	875	Diamond Hill Investment Group, Inc.	1,218	238
RPC, Inc. (Ñ)	15,704	283	Dun & Bradstreet Corp. (The)	23,799	2,744
RSP Permian, Inc. (Æ)	47,420	2,352	E*Trade Financial Corp. (Æ)	12,782	776
Southwestern Energy Co. (Æ)	3,395	14	East West Bancorp, Inc.	9,666	644
SRC Energy, Inc. (Æ)	150,158	1,658	Eaton Vance Corp.	4,476	243
SunCoke Energy, Inc. (Æ)	51,597	593	Education Realty Trust, Inc. (ö)	43,073	1,418
Unit Corp. (Æ)	6,353	144	Enova International, Inc. (Æ)	30,176	884
WPX Energy, Inc. (Æ)	14,097	241	Equity Commonwealth (Æ)(ö)	5,469	169
			Equity LifeStyle Properties, Inc. Class A(ö)	1,461	130
		16,968	Erie Indemnity Co. Class A	4,852	567
			Euronet Worldwide, Inc. (Æ)	11,467	896
Financial Services - 25.9%			Evercore, Inc. Class A	6,874	696
Alexandria Real Estate Equities, Inc. (ö)	6,491	809	Everest Re Group, Ltd.	1,701	396
Alleghany Corp.	282	162	Extra Space Storage, Inc. (ö)	3,027	271
Alliance Data Systems Corp.	2,669	542	FactSet Research Systems, Inc.	3,994	755
Ally Financial, Inc. (Ñ)	84,605	2,208	Fair Isaac Corp. (Æ)	15,352	2,659
American Equity Investment Life Holding			FCB Financial Holdings, Inc. Class A(Æ)	894	52
Co.	110,269	3,330	Federal Agricultural Mortgage Corp. Class C	8,229	704
American Financial Group, Inc.	4,297	487	Federal Realty Investment Trust(ö)	739	86
American National Insurance Co.	1,564	189	First Commonwealth Financial Corp.	77,766	1,177
Arch Capital Group, Ltd. (Æ)	2,102	168	First Financial Bancorp	42,154	1,305
Ares Capital Corp.	2,664	43	First Industrial Realty Trust, Inc. (ö)	90,342	2,811
Argo Group International Holdings, Ltd.	33,529	1,960	First Midwest Bancorp, Inc.	7,424	180
Arthur J Gallagher & Co.	4,489	314	First Republic Bank	29,628	2,752
Ashford Hospitality Trust, Inc. (ö)	46,366	319	FNB Corp.	141,113	1,834

See accompanying notes which are an integral part of the financial statements.

236 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
FNF Group	3,491	129	RE/MAX Holdings, Inc. Class A	6,188	335
Four Corners Property Trust, Inc. (ö)	7,233	164	Regency Centers Corp. (ö)	3,302	194
Gaming and Leisure Properties, Inc. (ö)	10,931	375	Reinsurance Group of America, Inc. Class A	2,529	378
Genworth Financial, Inc. Class A(Æ)	108,399	299	Retail Opportunity Investments Corp. (ö)	34,476	593
Glacier Bancorp, Inc.	37,575	1,391	Retail Properties of America, Inc. Class A(ö)	128,353	1,481
Great Western Bancorp, Inc.	31,685	1,304	RMR Group, Inc. (The) Class A	7,070	526
Green Dot Corp. Class A(Æ)	20,190	1,228	Ryman Hospitality Properties, Inc. (ö)	8,415	660
Greenhill & Co. , Inc.	41,617	845	Sabra Health Care, Inc. (ö)	41,347	757
Hanover Insurance Group, Inc. (The)	41,111	4,722	SEI Investments Co.	12,878	814
HarborOne Bancorp, Inc. (Æ)	6,890	121	Selective Insurance Group, Inc.	83,304	4,932
Hartford Financial Services Group, Inc.	3,302	178	ServisFirst Bancshares, Inc.	764	32
Healthcare Realty Trust, Inc. (ö)	60,598	1,686	Signature Bank(Æ)	9,414	1,197
Home BancShares, Inc.	28,236	656	SLM Corp. (Æ)	75,562	867
Houlihan Lokey, Inc. Class A	15,496	690	South State Corp.	18,111	1,568
Huntington Bancshares, Inc.	23,662	353	Starwood Property Trust, Inc. (ö)	20,167	423
Independence Realty Trust, Inc. (ö)	92,943	874	State Bank Financial Corp.	46,894	1,478
Independent Bank Group, Inc.	28,704	2,049	Sterling Bancorp	86,536	2,055
iStar, Inc. (Æ)(ö)	16,287	165	Sun Communities, Inc. (ö)	25,450	2,388
Jack Henry & Associates, Inc.	8,566	1,023	SVB Financial Group(Æ)	17,879	5,357
JBG Smith Properties (ö)	27,674	1,020	Tanger Factory Outlet Centers, Inc. (Ñ)(ö)	6,701	147
Kearny Financial Corp. (Þ)	95,202	1,338	Torchmark Corp.	4,088	355
Kennedy-Wilson Holdings, Inc. (Ñ)	16,960	321	Towne Bank	27,988	837
KeyCorp	127,488	2,540	TriState Capital Holdings, Inc. (Æ)	3,143	79
Kilroy Realty Corp. (ö)	3,359	241	UMB Financial Corp.	23,469	1,797
Lamar Advertising Co. Class A(ö)	6,141	391	Umpqua Holdings Corp.	90,380	2,129
LaSalle Hotel Properties (ö)	6,953	206	United Community Banks, Inc.	60,617	1,935
Lazard, Ltd. Class A	16,058	874	Universal Insurance Holdings, Inc.	8,695	282
LendingTree, Inc. (Æ)(Ñ)	6,039	1,440	Voya Financial, Inc.	85,469	4,474
Life Storage, Inc. (Æ)(ö)	4,997	442	Webster Financial Corp.	30,614	1,843
MarketAxess Holdings, Inc.	4,731	940	World Acceptance Corp. (Æ)	5,306	544
Medical Properties Trust, Inc. (ö)	24,356	311	WR Berkley Corp.	3,831	286
MGIC Investment Corp. (Æ)	182,545	1,829	WSFS Financial Corp.	8,031	402
Mid-America Apartment Communities, Inc.			Zions Bancorporation	28,012	1,534
(ö)	17,247	1,577			156,919
MSCI, Inc. Class A	24,007	3,597
National General Holdings Corp.	51,062	1,316	Health Care - 10.4%
National Health Investors, Inc. (ö)	9,338	637	Abaxis, Inc.	9,808	653
Navigators Group, Inc. (The)	5,082	287	Acadia Healthcare Co. , Inc. (Æ)	1,098	39
New York Community Bancorp, Inc.	12,780	152	Akorn, Inc. (Æ)(Ñ)	31,150	449
NMI Holdings, Inc. Class A(Æ)	44,292	613	Align Technology, Inc. (Æ)	13,370	3,340
Northwest Bancshares, Inc.	8,090	134	Allscripts Healthcare Solutions, Inc. (Æ)	41,322	480
OFG Bancorp(Ñ)	156,250	2,109	AMAG Pharmaceuticals, Inc. (Æ)(Ñ)	25,616	526
Old National Bancorp	27,918	480	Athenahealth, Inc. (Æ)	5,352	655
Oritani Financial Corp.	8,387	128	Avexis, Inc. (Æ)	2,843	605
PacWest Bancorp	26,097	1,337	BioMarin Pharmaceutical, Inc. (Æ)	2,469	206
Park Hotels & Resorts, Inc. (ö)	96,006	2,763	Bio-Rad Laboratories, Inc. Class A(Æ)	2,258	573
Pebblebrook Hotel Trust (ö)	29,173	1,021	Bio-Techne Corp. (Æ)	19,172	2,893
People's United Financial, Inc.	8,916	163	BioTelemetry, Inc. (Æ)	117,064	4,472
People's Utah Bancorp	5,621	179	Cambrex Corp. (Æ)	8,292	439
Popular, Inc.	31,311	1,449	Cantel Medical Corp.	11,300	1,266
PRA Group, Inc. (Æ)(Ñ)	46,988	1,673	Centene Corp. (Æ)	6,254	679
Primerica, Inc.	2,921	283	Charles River Laboratories International,
Prosperity Bancshares, Inc.	12,561	901	Inc. (Æ)	7,982	832
PS Business Parks, Inc. (ö)	3,323	383	Chemed Corp.	4,665	1,438
Radian Group, Inc.	48,956	700	Cooper Cos. , Inc. (The)	2,058	471
Raymond James Financial, Inc.	4,148	372	CorVel Corp. (Æ)	11,637	571
Rayonier, Inc. (ö)	14,986	557	Cotiviti Holdings, Inc. (Æ)	20,580	711

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 237

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Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
DexCom, Inc. (Æ)(Ñ)	7,077	518	Ball Corp.	4,714	189
DYAX Corp. (Å)(Æ)(Š)	5,306	6	Belden, Inc.	3,675	226
Ensign Group, Inc. (The)	29,828	831	Builders FirstSource, Inc. (Æ)	33,904	618
Exact Sciences Corp. (Æ)	8,202	410	Carpenter Technology Corp.	15,386	819
Haemonetics Corp. (Æ)	20,950	1,635	Century Aluminum Co. (Æ)	71,706	1,253
HealthSouth Corp. (Æ)	13,779	838	CF Industries Holdings, Inc.	24,055	933
Henry Schein, Inc. (Æ)	3,502	266	Commercial Metals Co.	12,313	259
Hologic, Inc. (Æ)	9,896	384	Compass Minerals International, Inc. (Ñ)	5,721	385
Icon PLC(Æ)	19,805	2,330	Crown Holdings, Inc. (Æ)	5,723	285
ICU Medical, Inc. (Æ)	264	66	Eagle Materials, Inc.	11,008	1,089
Integra LifeSciences Holdings Corp. (Æ)	43,923	2,707	FMC Corp.	18,349	1,463
Invacare Corp.	20,732	377	GCP Applied Technologies, Inc. (Æ)	39,690	1,137
Ionis Pharmaceuticals, Inc. (Æ)	7,245	312	Global Brass & Copper Holdings, Inc.	16,735	502
Lannett Co. , Inc. (Æ)(Ñ)	65,158	1,016	Hexcel Corp.	1,255	83
LHC Group, Inc. (Æ)	18,685	1,391	Ingevity Corp. (Æ)	3,946	303
LifePoint Health, Inc. (Æ)	1,518	73	Innophos Holdings, Inc.	11,114	460
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ)	12,205	1,890	Innospec, Inc.	4,161	303
Medidata Solutions, Inc. (Æ)	14,031	1,001	Insteel Industries, Inc.	21,861	656
MEDNAX, Inc. (Æ)	4,820	221	Interface, Inc. Class A	53,091	1,168
Molina Healthcare, Inc. (Æ)	4,848	404	International Flavors & Fragrances, Inc.	1,223	173
NeoGenomics, Inc. (Æ)(Ñ)(Þ)	79,498	762	ITT, Inc.	39,309	1,922
Neurocrine Biosciences, Inc. (Æ)	7,351	596	LB Foster Co. Class A(Æ)	5,089	120
Omnicell, Inc. (Æ)	23,954	1,032	Lennox International, Inc.	3,222	623
Orthofix International NV(Æ)	4,798	293	LSB Industries, Inc. (Æ)	4,450	25
PRA Health Sciences, Inc. (Æ)	20,317	1,669	Martin Marietta Materials, Inc.	1,536	299
Premier, Inc. Class A(Æ)(Ñ)	15,225	502	Masco Corp.	34,900	1,322
Prestige Brands Holdings, Inc. (Æ)	10,827	319	Minerals Technologies, Inc.	21,553	1,488
PTC Therapeutics, Inc. (Æ)	9,522	264	NewMarket Corp.	1,978	751
Quality Systems, Inc. (Æ)	2,976	40	Owens Corning	3,111	204
Quest Diagnostics, Inc.	29,854	3,021	Owens-Illinois, Inc. (Æ)	23,503	478
Repligen Corp. (Æ)	17,274	639	Packaging Corp. of America	4,726	547
ResMed, Inc.	9,560	905	PGT Innovations, Inc. (Æ)	71,512	1,248
Retrophin, Inc. (Æ)	3,745	94	Platform Specialty Products Corp. (Æ)(Ñ)	175,532	1,768
Sarepta Therapeutics, Inc. (Æ)(Ñ)	13,002	993	PolyOne Corp.	6,686	280
Seattle Genetics, Inc. (Æ)	4,553	233	Quaker Chemical Corp.	3,071	451
Steris PLC	20,966	1,982	Rayonier Advanced Materials, Inc.	48,291	1,033
Teleflex, Inc.	1,081	290	RBC Bearings, Inc. (Æ)	1,937	225
Triple-S Management Corp. Class B(Æ)	23,410	664	Reliance Steel & Aluminum Co.	4,945	435
US Physical Therapy, Inc.	26,966	2,461	RPM International, Inc.	6,601	319
Utah Medical Products, Inc. (Þ)	8,816	895	Schweitzer-Mauduit International, Inc.	2,050	80
Varex Imaging Corp. (Æ)	50,518	1,818	Sensient Technologies Corp.	12,567	838
Varian Medical Systems, Inc. (Æ)	3,994	462	Sonoco Products Co.	3,919	201
Veeva Systems, Inc. Class A(Æ)	6,119	429	Steel Dynamics, Inc.	7,194	322
WellCare Health Plans, Inc. (Æ)	20,675	4,242	Trex Co. , Inc. (Æ)	925	96
Zimmer Biomet Holdings, Inc.	6,043	696	Trinseo SA	12,619	921
		63,275	Unifi, Inc. (Æ)	25,713	761
			United States Steel Corp.	27,128	918
Materials and Processing - 6.7%			Universal Forest Products, Inc.	7,875	251
A Schulman, Inc.	14,859	637	Valvoline, Inc.	11,236	228
AAON, Inc.	11,226	382	Versum Materials, Inc.	29,730	1,046
Acuity Brands, Inc.	7,550	904	Vulcan Materials Co.	13,817	1,543
Agnico-Eagle Mines, Ltd.	3,065	129	Watsco, Inc.	4,901	821
Albemarle Corp.	2,994	290	WestRock Co.	9,631	570
Apogee Enterprises, Inc.	19,003	781	WR Grace & Co.	2,986	204
Armstrong Flooring, Inc. (Æ)(Þ)	80,467	994			40,758
Ashland Global Holdings, Inc.	2,458	163
Balchem Corp.	20,807	1,836

See accompanying notes which are an integral part of the financial statements.

238 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Producer Durables - 14.5%			Keysight Technologies, Inc. (Æ)	16,722	864
ACCO Brands Corp.	171,809	2,070	Kimball International, Inc. Class B	17,292	286
AECOM(Æ)	20,795	716	Kirby Corp. (Æ)	7,643	652
AGCO Corp.	664	42	Knight-Swift Transportation Holdings, Inc.
Aircastle, Ltd.	8,190	161	(Æ)	9,433	368
Alaska Air Group, Inc.	633	41	Knoll, Inc.	44,367	846
Allegiant Travel Co. Class A	1,795	288	Korn/Ferry International	32,136	1,718
Allegion PLC	9,158	707	Littelfuse, Inc.	5,796	1,083
Allied Motion Technologies, Inc. (Þ)	8,306	331	Lydall, Inc. (Æ)	10,354	462
Allison Transmission Holdings, Inc. Class A	31,969	1,246	Manitowoc Co. , Inc. (The)(Æ)	1,863	46
Altra Industrial Motion Corp. (Ñ)	28,626	1,192	MAXIMUS, Inc.	34,092	2,306
AO Smith Corp.	22,536	1,383	Middleby Corp. (Æ)(Ñ)	6,648	837
Applied Industrial Technologies, Inc.	4,000	256	MSC Industrial Direct Co. , Inc. Class A	6,490	561
ArcBest Corp.	32,686	1,049	National Instruments Corp.	17,225	704
ASGN, Inc. (Æ)	6,002	484	Navigant Consulting, Inc. (Æ)	8,155	174
Atlas Air Worldwide Holdings, Inc. (Æ)	26,305	1,668	Nordson Corp.	6,388	821
Avery Dennison Corp.	6,500	681	NV5 Global, Inc. (Æ)	27,189	1,600
Babcock & Wilcox Co. (The) Class W(Æ)	70,341	4,769	Orbital ATK, Inc.	4,746	628
Barnes Group, Inc.	28,739	1,596	Progressive Waste Solutions, Ltd.	7,312	529
Booz Allen Hamilton Holding Corp. Class A	9,028	358	Proto Labs, Inc. (Æ)	8,132	969
Brady Corp. Class A	48,416	1,762	Quanta Services, Inc. (Æ)	44,686	1,452
Briggs & Stratton Corp.	7,745	140	Robert Half International, Inc.	4,436	269
Brink's Co. (The)	7,426	548	Rollins, Inc.	817	40
Carlisle Cos. , Inc.	3,258	351	Rush Enterprises, Inc. Class A(Æ)	35,594	1,453
Commercial Vehicle Group, Inc. (Æ)	57,517	386	Ryder System, Inc.	7,396	499
CoStar Group, Inc. (Æ)	10,152	3,722	Saia, Inc. (Æ)	28,441	1,879
Crane Co.	6,145	514	SkyWest, Inc.	30,075	1,711
Deluxe Corp.	3,172	217	Snap-on, Inc.	5,122	744
Echo Global Logistics, Inc. (Æ)	48,039	1,311	SPX Corp. (Æ)	27,301	864
Electronics For Imaging, Inc. (Æ)	4,867	135	Terex Corp.	4,352	159
EnPro Industries, Inc.	15,602	1,172	Tetra Tech, Inc.	4,369	211
ESCO Technologies, Inc.	40,946	2,287	Toro Co. (The)	7,664	447
ExlService Holdings, Inc. (Æ)	4,894	283	TriMas Corp. (Æ)	35,819	971
Exponent, Inc.	446	39	Trimble Navigation, Ltd. (Æ)	47,833	1,655
Flir Systems, Inc.	26,950	1,443	Triumph Group, Inc.	20,604	487
Forward Air Corp.	3,832	207	TrueBlue, Inc. (Æ)	45,850	1,222
Franklin Electric Co. , Inc.	24,410	1,001	Tutor Perini Corp. (Æ)	22,570	466
FTI Consulting, Inc. (Æ)	2,997	175	UniFirst Corp.	1,948	313
General Cable Corp.	37,156	1,102	United Rentals, Inc. (Æ)	12,333	1,850
Genesee & Wyoming, Inc. Class A(Æ)	10,257	730	Wabtec Corp. (Ñ)	15,241	1,354
Genpact, Ltd.	53,372	1,702	WageWorks, Inc. (Æ)	36,643	1,526
Graco, Inc.	4,371	192	Watts Water Technologies, Inc. Class A	8,396	626
Granite Construction, Inc.	4,810	252	Welbilt, Inc. (Æ)	25,298	485
Greenbrier Cos. , Inc. (Ñ)	24,147	1,059	XPO Logistics, Inc. (Æ)	12,247	1,190
Hawaiian Holdings, Inc.	4,002	165	Xylem, Inc.	4,822	352
Healthcare Services Group, Inc.	68,828	2,659	YRC Worldwide, Inc. (Æ)	30,987	258
HEICO Corp.	22,090	1,941	Zebra Technologies Corp. Class A(Æ)	7,984	1,076
Herman Miller, Inc.	22,678	696			87,662
HNI Corp.	4,654	155
Huntington Ingalls Industries, Inc.	1,186	288	Technology - 15.2%
IDEX Corp.	2,087	279	Acxiom Corp. (Æ)	31,839	827
Insperity, Inc.	1,176	94	Advanced Micro Devices, Inc. (Æ)(Ñ)	8,044	88
Jacobs Engineering Group, Inc.	8,246	479	Alarm. com Holdings, Inc. (Æ)(Ñ)	16,368	661
JetBlue Airways Corp. (Æ)	41,054	788	Anixter International, Inc. (Æ)	5,435	320
John Bean Technologies Corp.	6,734	726	Ansys, Inc. (Æ)	1,788	289
Kansas City Southern	1,553	166	Arista Networks, Inc. (Æ)	2,343	620
Kennametal, Inc.	12,213	445	Asure Software, Inc. (Æ)(Ñ)	21,897	332

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 239

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
Avaya Holdings Corp. (Æ)(Ñ)	84,667	1,938	Simulations Plus, Inc.	32,960		542
Avnet, Inc.	5,180	203	Skyworks Solutions, Inc.	5,153		447
Black Knight, Inc. (Æ)	13,915	677	Splunk, Inc. (Æ)	2,770		284
Bottomline Technologies de, Inc. (Æ)	18,772	742	Super Micro Computer, Inc. (Æ)	15,586		276
Box, Inc. Class A(Æ)	28,793	658	Synaptics, Inc. (Æ)	6,813		296
CA, Inc.	65,105	2,266	Syntel, Inc. (Æ)	4,359		126
CACI International, Inc. Class A(Æ)	13,496	2,039	Take-Two Interactive Software, Inc. (Æ)	26,772		2,669
Carbonite, Inc. (Æ)	77,748	2,418	TESSCO Technologies, Inc. (Å)	53,466		944
Cars. com, Inc. (Æ)	24,877	708	TrueCar, Inc. (Æ)	32,330		320
Cavium, Inc. (Æ)	32,366	2,428	Tyler Technologies, Inc. (Æ)	9,589		2,099
Cognex Corp.	13,185	610	Ultimate Software Group, Inc. (Æ)	6,703		1,608
CommerceHub, Inc. (Æ)	15,222	345	VeriFone Systems, Inc. (Æ)	83,965		1,932
Conduent, Inc. (Æ)	148,611	2,892	Virtusa Corp. (Æ)	27,802		1,338
Cornerstone OnDemand, Inc. (Æ)	18,640	823	Xilinx, Inc.	6,267		403
Cypress Semiconductor Corp.	73,841	1,077				91,900
Diodes, Inc. (Æ)	27,037	772
Ellie Mae, Inc. (Æ)	3,758	364	Utilities - 4.3%
Entegris, Inc.	73,831	2,377	8x8, Inc. (Æ)	46,903		950
Envestnet, Inc. (Æ)	52,052	2,826	Algonquin Power & Utilities Corp.	32,487		316
EPAM Systems, Inc. (Æ)	25,533	2,920	Alliant Energy Corp.	6,259		269
Finisar Corp. (Æ)(Ñ)	44,965	701	American States Water Co.	11,752		655
FireEye, Inc. (Æ)	94,488	1,706	American Water Works Co. , Inc.	4,836		419
Five9, Inc. (Æ)	44,487	1,307	Antero Midstream GP LP(Ñ)	7,052		121
FormFactor, Inc. (Æ)	114,373	1,312	Boingo Wireless, Inc. (Æ)	52,119		1,223
Fortinet, Inc. (Æ)	26,676	1,477	CMS Energy Corp.	58,037		2,739
Gartner, Inc. (Æ)	8,023	973	CNX Resources Corp. (Æ)	51,235		761
GoDaddy, Inc. Class A(Æ)	24,884	1,607	Cogent Communications Holdings, Inc.	20,249		955
GrubHub, Inc. (Æ)(Ñ)	24,161	2,444	El Paso Electric Co.	22,796		1,164
Guidewire Software, Inc. (Æ)	16,464	1,393	Evolution Petroleum Corp.	55,273		514
Harris Corp.	4,120	644	Fairmount Santrol Holdings, Inc. (Æ)(Ñ)	42,623		234
Integrated Device Technology, Inc. (Æ)	127,262	3,542	GCI Liberty, Inc. Class A(Æ)	37,836		1,687
IPG Photonics Corp. (Æ)	1,991	424	j2 Global, Inc.	9,404		747
Jabil Circuit, Inc.	6,244	166	Midstates Petroleum Co. , Inc. (Æ)	39,664		555
Kimball Electronics, Inc. (Æ)(Þ)	40,636	644	National Fuel Gas Co.	16,454		845
Leidos Holdings, Inc.	31,861	2,046	NorthWestern Corp.	20,776		1,141
LogMeIn, Inc.	27,140	2,991	NRG Yield, Inc. Class A	21,595		380
MACOM Technology Solutions Holdings, Inc.			ONE Gas, Inc.	4,758		332
(Æ)(Ñ)	23,092	384	Pinnacle West Capital Corp.	2,259		182
ManTech International Corp. Class A	78,147	4,618	RingCentral, Inc. Class A(Æ)	18,206		1,221
Mellanox Technologies, Ltd. (Æ)	4,058	319	South Jersey Industries, Inc. (Ñ)	25,384		784
Mercury Systems, Inc. (Æ)	7,358	236	Southwest Gas Holdings, Inc.	14,517		1,060
Monolithic Power Systems, Inc.	12,574	1,472	Vectren Corp.	33,470		2,352
Motorola Solutions, Inc.	8,742	960	Vistra Energy Corp. (Æ)	163,083		3,726
NCR Corp. (Æ)	11,240	346	Whiting Petroleum Corp. (Æ)	19,211		784
ON Semiconductor Corp. (Æ)	9,500	210
Open Text Corp.	11,968	423				26,116
Plexus Corp. (Æ)	57,466	3,151
Power Integrations, Inc.	3,692	250	Total Common Stocks
Progress Software Corp.	64,351	2,376	(cost $395,600)			585,068
Proofpoint, Inc. (Æ)	8,495	1,002
PTC, Inc. (Æ)	35,895	2,956	Short-Term Investments - 3.4%
Qorvo, Inc. (Æ)	3,050	206	U. S. Cash Management Fund (@)	20,285,025	(8)	20,285
Qualys, Inc. (Æ)	11,825	910	Total Short-Term Investments
Rambus, Inc. (Æ)	18,176	245	(cost $20,285)			20,285
RealPage, Inc. (Æ)	36,206	1,937
Rogers Corp. (Æ)	8,570	914	Other Securities - 7.5%
Sanmina Corp. (Æ)	3,534	104	U. S. Cash Collateral Fund(×)(@)	45,693,976	(8)	45,694

See accompanying notes which are an integral part of the financial statements.

240 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

	Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($) or	Value
	Shares	$
	Total Other Securities
	(cost $45,694)	45,694

	Total Investments 107.4%
	(identified cost $461,579)	651,047

	Other Assets and Liabilities, Net
-	(7.4%)	(44,916)
	Net Assets - 100.0%	606,131

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 241

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.4%
DYAX Corp.	01/25/16	5,306	1.11	6	6
J Alexander's Holdings, Inc.	11/10/17	98,805	10.36	1,023	1,181
TESSCO Technologies, Inc.	12/19/17	53,466	21.27	1,137	944
					2,131
For a description of restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

242 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 400 E-Mini Index Futures	31	USD	5,804	06/18	(34)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(34)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$81,794	$—	$—	$—	$81,794	13.5
Consumer Staples	19,676	—	—	—	19,676	3.2
Energy	16,968	—	—	—	16,968	2.8
Financial Services	156,919	—	—	—	156,919	25.9
Health Care	63,269	—	6	—	63,275	10.4
Materials and Processing	40,758	—	—	—	40,758	6.7
Producer Durables	87,662	—	—	—	87,662	14.5
Technology	91,900	—	—	—	91,900	15.2
Utilities	26,116	—	—	—	26,116	4.3
Short-Term Investments	—	—	—	20,285	20,285	3.4
Other Securities	—	—	—	45,694	45,694	7.5
Total Investments	585,062	—	6	65,979	651,047	107.4
Other Assets and Liabilities, Net						(7.4)
						100.0
Other Financial Instruments
A
Liabilities
Futures Contracts	(34)	—	—	—	(34)	(—)*
Total Other Financial Instruments**	$(34)	$—	$—	$—	$(34)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2018, were less than 1% of net assets.
See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 243

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures*	$34

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$2,771

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(907)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

244 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$44,130	$—	$44,130
Futures Contracts	Receivable from Broker for Futures	185	—	185
Total Financial and Derivative Assets		44,315	—	44,315
Financial and Derivative Assets not subject to a netting agreement		(185)	—	(185)
Total Financial and Derivative Assets subject to a netting agreement		$44,130	$—	$44,130

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$5,572	$—	$5,572	$—
Citigroup	3,713	—	3,713	—
Credit Suisse	549	—	549	—
Deutsche Bank	271	—	271	—
Goldman Sachs	7,657	—	7,657	—
HSBC	5,851	—	5,851	—
ING	2,430	—	2,430	—
Merrill Lynch	15,556	—	15,556	—
Newedge	164	—	164	—
Societe Generale	2,367	—	2,367	—
Total	$44,130	$—	$44,130	$—

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures	$59	$—	$59
Total Financial and Derivative Liabilities		59	—	59
Financial and Derivative Liabilities not subject to a netting agreement		(59)	—	(59)
Total Financial and Derivative Liabilities subject to a netting agreement		$—	$—	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 245

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2018 (Unaudited)

Amounts in thousands

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

246 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$461,579
Investments, at fair value(*)(>)	651,047
Receivables:
Dividends and interest	113
Dividends from affiliated funds	28
Fund shares sold	1,317
From broker(a)(b)	210
Prepaid expenses	4
Total assets	652,719

Liabilities
Payables:
Due to broker(c) .	59
Fund shares redeemed	165
Accrued fees to affiliates	600
Other accrued expenses	70
Payable upon return of securities loaned	45,694
Total liabilities	46,588

Net Assets	$606,131

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 247

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(1,013)
Accumulated net realized gain (loss)	7,802
Unrealized appreciation (depreciation) on:
Investments	189,468
Futures contracts	(34)
Shares of beneficial interest	229
Additional paid-in capital	409,679
Net Assets	$606,131

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$25.49
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$27.05
Class A — Net assets	$13,290,938
Class A — Shares outstanding ($. 01 par value)	521,366
Net asset value per share: Class C(#)	$21.81
Class C — Net assets	$13,653,428
Class C — Shares outstanding ($. 01 par value)	625,976
Net asset value per share: Class E(#)	$25.55
Class E — Net assets	$731,835
Class E — Shares outstanding ($. 01 par value)	28,644
Net asset value per share: Class M(#)	$26.70
Class M — Net assets	$23,236,571
Class M — Shares outstanding ($. 01 par value)	870,156
Net asset value per share: Class S(#)	$26.67
Class S — Net assets	$555,218,681
Class S — Shares outstanding ($. 01 par value)	20,819,522
Amounts in thousands
(*) Securities on loan included in investments	$44,130
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$65,979

(a) Receivable from Broker for Futures	$25
(b) Receivable Variation Margin for Futures	$185
(c) Payables Variation Margin for Futures	$59
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

248 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$2,893
Dividends from affiliated funds	208
Interest	3
Securities lending income (net)	145
Total investment income	3,249

Expenses
Advisory fees	2,843
Administrative fees	139
Custodian fees	46
Distribution fees - Class A	16
Distribution fees - Class C	52
Transfer agent fees - Class A	13
Transfer agent fees - Class C	14
Transfer agent fees - Class E	1
Transfer agent fees - Class M	20
Transfer agent fees - Class S	532
Professional fees	31
Registration fees	47
Shareholder servicing fees - Class C	17
Shareholder servicing fees - Class E	1
Trustees’ fees	8
Printing fees	26
Miscellaneous	11
Expenses before reductions	3,817
Expense reductions	(153)
Net expenses	3,664
Net investment income (loss)	(415)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	6,253
Investments in affiliated funds .	(2)
Futures contracts	2,771
Net realized gain (loss)	9,022
Net change in unrealized appreciation (depreciation) on:
Investments	7,869
Futures contracts	(907)
Net change in unrealized appreciation (depreciation)	6,962
Net realized and unrealized gain (loss)	15,984
Net Increase (Decrease) in Net Assets from Operations	$15,569

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 249

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(415)	$(361)
Net realized gain (loss)	9,022	8,467
Net change in unrealized appreciation (depreciation)	6,962	91,765
Net increase (decrease) in net assets from operations	15,569	99,871
From net realized gain
Class A	(73)	—
Class C	(93)	—
Class E	(4)	—
Class M(1)	(103)	—
Class S	(2,886)	—
Net decrease in net assets from distributions	(3,159)	—

Share Transactions*
Net increase (decrease) in net assets from share transactions	48,032	47,378
Total Net Increase (Decrease) in Net Assets	60,442	147,249

Net Assets
Beginning of period	545,689	398,440
End of period	$606,131	$545,689
Undistributed (overdistributed) net investment income included in net assets	$(1,013)	$(598)

See accompanying notes which are an integral part of the financial statements.

250 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:
	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	70	$1,817	132	$3,015
Proceeds from reinvestment of distributions	3	72	—	—
Payments for shares redeemed	(66)	(1,698)	(104)	(2,404)
Net increase (decrease)	7	191	28	611
Class C
Proceeds from shares sold	37	807	89	1,769
Proceeds from reinvestment of distributions	4	93	—	—
Payments for shares redeemed	(52)	(1,150)	(124)	(2,464)
Net increase (decrease)	(11)	(250)	(35)	(695)
Class E
Proceeds from shares sold	—	—	16	363
Proceeds from reinvestment of distributions	— **	4	—	—
Payments for shares redeemed	(—)**	(10)	(399)	(8,996)
Net increase (decrease)	(—)**	(6)	(383)	(8,633)
Class M(1)
Proceeds from shares sold	381	10,198	584	14,558
Proceeds from reinvestment of distributions	4	103	—	—
Payments for shares redeemed	(81)	(2,159)	(18)	(456)
Net increase (decrease)	304	8,142	566	14,102
Class S
Proceeds from shares sold	2,911	77,953	5,213	124,859
Proceeds from reinvestment of distributions	107	2,853	—	—
Payments for shares redeemed	(1,524)	(40,851)	(3,455)	(82,866)
Net increase (decrease)	1,494	39,955	1,758	41,993
Total increase (decrease)	1,794	$48,032	1,934	$47,378

(1) For the period March 16, 2017 (inception date) to October 31, 2017.
**Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 251

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2018*	24.96	(. 05)	. 73	. 68	—	(. 15)
October 31, 2017	20.15	(. 07)	4.88	4.81	—	—
October 31, 2016	20.26	(. 04)	. 03	(. 01)	—	(. 10)
October 31, 2015	21.65	(. 10)	(. 04)	(. 14)	—	(1.25)
October 31, 2014	21.99	(. 14)	1.56	1.42	—(f)	(1.76)
October 31, 2013	16.00	(. 08)	6.09	6.01	—(f)	(. 02)

Class C
April 30, 2018*	21.45	(. 12)	. 63	. 51	—	(. 15)
October 31, 2017	17.44	(. 20)	4.21	4.01	—	—
October 31, 2016	17.68	(. 16)	. 02	(. 14)	—	(. 10)
October 31, 2015	19.18	(. 22)	(. 03)	(. 25)	—	(1.25)
October 31, 2014	19.81	(. 26)	1.39	1.13	—(f)	(1.76)
October 31, 2013	14.51	(. 18)	5.50	5.32	—	(. 02)

Class E
April 30, 2018*	25.01	(. 05)	. 74	. 69	—	(. 15)
October 31, 2017	20.19	(. 04)	4.86	4.82	—	—
October 31, 2016	20.29	(. 03)	. 03	—	—	(. 10)
October 31, 2015	21.68	(. 10)	(. 04)	(. 14)	—	(1.25)
October 31, 2014	22.01	(. 14)	1.57	1.43	—(f)	(1.76)
October 31, 2013	16.01	(. 06)	6.08	6.02	—	(. 02)

Class M
April 30, 2018*	26.09	—(f)	. 76	. 76	—	(. 15)
October 31, 2017(9)	23.84	(. 04)	2.29	2.25	—	—

Class S
April 30, 2018*	26.06	(. 02)	. 78	. 76	—	(. 15)
October 31, 2017	20.98	(. 01)	5.09	5.08	—	—
October 31, 2016	21.03	. 02	. 03	. 05	—	(. 10)
October 31, 2015	22.38	(. 05)	(. 05)	(. 10)	—	(1.25)
October 31, 2014	22.61	(. 09)	1.62	1.53	—(f)	(1.76)
October 31, 2013	16.43	(. 02)	6.25	6.23	(0.03)	(. 02)

See accompanying notes which are an integral part of the financial statements.

252 Tax-Managed U.S. Mid & Small Cap Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)(k)

(. 15)	25.49	2.71	13,291	1.54	1.52	(. 39)	25
—	24.96	23.87	12,824	1.55	1.53	(. 32)	48
(. 10)	20.15	(. 01)	9,794	1.56	1.52	(. 20)	70
(1.25)	20.26	(. 77)	9,189	1.57	1.53	(. 49)	65
(1.76)	21.65	6.73	6,489	1.58	1.53	(. 69)	80
(. 02)	21.99	37.62	3,256	1.56	1.53	(. 44)	46

(. 15)	21.81	2.36	13,653	2.29	2.24	(1.11)	25
—	21.45	22.99	13,668	2.30	2.25	(1.03)	48
(. 10)	17.44	(. 75)	11,720	2.32	2.24	(. 92)	70
(1.25)	17.68	(1.48)	12,392	2.32	2.25	(1.21)	65
(1.76)	19.18	5.95	11,555	2.32	2.25	(1.39)	80
(. 02)	19.81	36.71	11,218	2.31	2.25	(1.11)	46

(. 15)	25.55	2.75	732	1.54	1.49	(. 36)	25
—	25.01	23.87	722	1.55	1.50	(. 17)	48
(. 10)	20.19	. 04	8,301	1.57	1.49	(. 17)	70
(1.25)	20.29	(. 77)	7,918	1.57	1.50	(. 46)	65
(1.76)	21.68	6.77	6,383	1.57	1.50	(. 65)	80
(. 02)	22.01	37.64	5,665	1.56	1.50	(. 36)	46

(. 15)	26.70	2.94	23,236	1.29	1.14	(. 03)	25
—	26.09	9.40	14,762	1.30	1.15	(. 25)	48

(. 15)	26.67	2.90	555,219	1.29	1.24	(. 12)	25
—	26.06	24.21	503,713	1.30	1.25	(. 04)	48
(. 10)	20.98	. 28	368,625	1.32	1.24	. 08	70
(1.25)	21.03	(. 55)	339,969	1.32	1.25	(. 21)	65
(1.76)	22.38	7.01	297,498	1.32	1.25	(. 40)	80
(. 05)	22.61	38.02	233,887	1.31	1.25	(. 11)	46

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 253

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:
Advisory fees	$487,800
Administration fees	23,896
Distribution fees	11,226
Shareholder servicing fees	2,978
Transfer agent fees	73,123
Trustee fees	1,058
$600,081

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$37,471	$102,565	$94,342	$—		$—	$45,694	$241	$—
U. S. Cash Management Fund	35,338	66,547	81,598	(2)		—	20,285	208	—
	$72,809	$169,112	$175,940	$(2	) $	—	$65,979	$449	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$462,123,504
Unrealized Appreciation	$194,914,126
Unrealized Depreciation	(6,024,995)
Net Unrealized Appreciation (Depreciation)	$188,889,131

See accompanying notes which are an integral part of the financial statements.

254 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed International Equity Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$1,022.40	$1,018.15
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.72	$6.71

Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.34%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2018	$1,017.90	$1,014.43
	Expenses Paid During Period*	$10.46	$10.44
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.09%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2017	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2018	$1,020.60	$1,018.15
of other funds.	Expenses Paid During Period*	$6.71	$6.71

* Expenses are equal to the Fund's annualized expense ratio of 1.34%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Tax-Managed International Equity Fund 255

Russell Investment Company
Tax-Managed International Equity Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,024.70	$1,019.89
Expenses Paid During Period*	$4.97	$4.96

* Expenses are equal to the Fund's annualized expense ratio of 0.99%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,024.20	$1,019.39
Expenses Paid During Period*	$5.47	$5.46

* Expenses are equal to the Fund's annualized expense ratio of 1.09%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

256 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 91.0%			Hiscox, Ltd.	24,694	504
Argentina - 0.3%					970
Cresud SACIF y A - ADR(Þ)	18,279	375
IRSA Inversiones y Representaciones			Brazil - 2.7%
SA - ADR	15,004	344	B2W Cia Digital(Æ)	272,086	2,245
YPF SA - ADR	150,354	3,292	B3 SA - Brasil Bolsa Balcao(Æ)	92,416	667
		4,011	Banco Bradesco SA - ADR	173,274	1,698
			Banco Santander Brasil SA - ADR	22,238	241
Australia - 1.4%			Braskem SA - ADR	42,926	1,112
AGL Energy, Ltd.	14,311	233	BRF SA - ADR(Æ)	32,073	229
Aristocrat Leisure, Ltd.	42,472	853	CCR SA	66,080	226
ASX, Ltd. - ADR	4,813	212	Centrais Eletricas Brasileiras SA
Australia & New Zealand Banking			- ADR(Æ)	306,182	1,717
Group, Ltd. - ADR	62,718	1,263	Cia Brasileira de Distribuicao - ADR	29,969	670
Bendigo & Adelaide Bank, Ltd.	30,927	246	Cia de Saneamento Basico do Estado de
BHP Billiton, Ltd. - ADR	12,620	294	Sao Paulo - ADR(Æ)	187,823	1,874
Commonwealth Bank of Australia - ADR	59,077	3,182	Cia de Saneamento de Minas
CSL, Ltd.	11,235	1,435	Gerais-COPASA	19,464	280
Fortescue Metals Group, Ltd.	42,690	146	Cosan SA Industria e Comercio	114,847	1,304
Goodman Group(ö)	71,710	489	Estacio Participacoes SA	201,088	1,831
GPT Group (The)(ö)	104,066	378	Gerdau SA - ADR	352,686	1,647
Insurance Australia Group, Ltd.	41,636	247	Hypermarcas SA(Æ)	55,824	502
Macquarie Group, Ltd.	29,314	2,380	IRB-Brasil Resseguros SA	100,000	1,350
Medibank Pvt, Ltd.	70,712	155	Itau Unibanco Holding SA - ADR	284,739	4,137
Mirvac Group(ö)	103,514	174	JBS SA	157,610	394
National Australia Bank, Ltd. - ADR	57,980	1,259	Petroleo Brasileiro SA - ADR(Æ)	394,359	5,557
QBE Insurance Group, Ltd.	21,631	162	Rumo SA(Æ)	717,371	3,041
Rio Tinto, Ltd. - ADR	20,684	1,239	Telefonica Brasil SA - ADR	69,829	986
Scentre Group(ö)	137,481	416	TIM Participacoes SA - ADR	115,135	2,619
Stockland(ö)	29,894	93	Vale SA Class B - ADR(Æ)	49,746	688
Suncorp Group, Ltd.	13,039	137			35,015
Vicinity Centres(Æ)(ö)	180,787	332
Wesfarmers, Ltd. (Æ)	12,552	412	Canada - 3.1%
Westpac Banking Corp.	73,259	1,574	Bank of Montreal	12,943	983
Woodside Petroleum, Ltd.	25,813	624	Bank of Nova Scotia (The)	19,357	1,190
Woolworths Group, Ltd.	22,445	470	BCE, Inc.	6,228	264
		18,405	Brookfield Asset Management, Inc.
			Class A	18,563	736
Austria - 0.4%			Brookfield Real Estate Services, Inc. (Å)	91,867	1,262
Andritz AG	62,214	3,343	Canadian Imperial Bank of Commerce	8,045	701
Erste Group Bank AG	13,419	656	Canadian National Railway Co.	34,512	2,667
UNIQA Insurance Group AG	49,228	589	Canadian Natural Resources, Ltd.	51,905	1,873
Voestalpine AG	11,409	600	Canadian Pacific Railway, Ltd.	4,758	868
		5,188	Canadian Real Estate Investment
			Trust(ö)	6,806	268
Belgium - 0.7%			Canadian Tire Corp. , Ltd. Class A	2,776	378
Ageas	21,017	1,124	CCL Industries, Inc. Class B	1,170	57
Anheuser-Busch InBev SA	26,352	2,609	Celestica, Inc. (Æ)	170,818	1,964
Colruyt SA	511	29	Cenovus Energy, Inc.	233,687	2,341
Elia System Operator SA	5,531	348	CGI Group, Inc. Class A(Æ)	3,049	177
KBC Groep NV	51,040	4,447	Dollarama, Inc.	2,149	247
Solvay SA	2,575	358	Emera, Inc.	6,801	212
		8,915	Enbridge, Inc.	5,591	169
			Fairfax Financial Holdings, Ltd.	466	258
Bermuda - 0.1%			First Quantum Minerals, Ltd.	333,670	4,809
CK Infrastructure Holdings, Ltd.	17,000	134	Fortis, Inc.	12,604	423
Credicorp, Ltd.	1,426	332	Great-West Lifeco, Inc.	7,916	211

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 257

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Husky Energy, Inc.	29,864	418	China Resources Pharmaceutical Group,
Imperial Oil, Ltd.	8,370	260	Ltd. (Þ)	1,972,500	2,723
Industrial Alliance Insurance &			China Shenhua Energy Co. , Ltd. Class H	227,000	558
Financial Services, Inc.	8,194	344	China Southern Airlines Co. , Ltd. Class
Intact Financial Corp.	4,595	350	H	552,000	596
Loblaw Cos. , Ltd.	2,231	113	Chongqing Changan Automobile Co. ,
Magna International, Inc. Class A	22,403	1,323	Ltd. Class B	29	—
Manulife Financial Corp.	62,975	1,188	Chongqing Rural Commercial Bank Co. ,
Metro, Inc. Class A	4,660	148	Ltd. Class H	755,059	577
National Bank of Canada	10,700	508	CIFI Holdings Group Co. , Ltd.	2,374,000	1,867
Nutrien, Ltd.	80,298	3,656	CITIC Securities Co. , Ltd. Class H	1,258,500	3,067
Open Text Corp.	11,610	410	Ctrip. com International, Ltd. - ADR(Æ)	20,986	858
Power Corp. of Canada	14,238	338	Dongfeng Motor Group Co. , Ltd. Class H	258,804	286
Power Financial Corp.	5,192	135	Geely Automobile Holdings, Ltd.	640,000	1,689
Restaurant Brands International, Inc.	10,135	552	Hangzhou Hikvision Digital Technology
Rogers Communications, Inc. Class B	47,536	2,244	Co. , Ltd. Class A	580,934	3,541
Royal Bank of Canada - GDR	20,384	1,550	Hengan International Group Co. , Ltd.	138,092	1,225
SNC-Lavalin Group, Inc.	5,341	234	Industrial & Commercial Bank of China,
Sun Life Financial, Inc.	17,068	705	Ltd. Class H	3,339,000	2,937
Teck Resources, Ltd. Class B	9,496	238	JD. com, Inc. - ADR(Æ)	25,197	920
Toronto Dominion Bank	48,119	2,702	Lenovo Group, Ltd.	2,972,000	1,411
TransCanada Corp.	18,850	799	Li Ning Co. , Ltd. (Æ)	1,745,000	1,961
Trisura Group, Ltd. (Æ)	14,028	270	NetEase, Inc. - ADR	3,688	948
Yamana Gold, Inc.	84,421	243	New China Life Insurance Co. , Ltd.
		40,786	Class H	195,600	911
			New Oriental Education & Technology
Chile - 0.1%			Group - ADR	19,149	1,720
Banco de Credito e Inversiones	1	—	PetroChina Co. , Ltd. Class H	1,040,000	763
Cia Cervecerias Unidas SA - ADR	23,976	662	PICC Property & Casualty Co. , Ltd.
Sociedad Quimica y Minera de Chile			Class H	1,856,000	3,325
SA - ADR	20,596	1,131	Ping An Insurance Group Co. of China,
		1,793	Ltd. Class H	480,000	4,688
			Sands China, Ltd.	503,600	2,906
China - 7.7%			Shanghai Pharmaceuticals Holding Co. ,
Agricultural Bank of China, Ltd. Class H	9,594,000	5,389	Ltd. Class H	321,900	878
Air China, Ltd. Class H	798,000	1,053	SINA Corp. (Æ)	32,319	3,088
Alibaba Group Holding, Ltd. - ADR(Æ)	43,625	7,790	Sinopec Shanghai Petrochemical Co. ,
Aluminum Corp. of China, Ltd. Class			Ltd. Class H	2,299,136	1,517
H(Æ)	2,370,000	1,341	Sunac China Holdings, Ltd.	122,866	521
Angang Steel Co. , Ltd. Class H	2,514,000	2,695	Tencent Holdings, Ltd.	140,265	6,888
Anhui Conch Cement Co. , Ltd. Class H	343,000	2,136	Tingyi Cayman Islands Holding Corp.	434,000	822
Baidu, Inc. - ADR(Æ)	11,869	2,978	Tsingtao Brewery Co. , Ltd. Class H	100,000	519
Bank of China, Ltd. Class H	6,791,437	3,682	Uni-President China Holdings, Ltd.	818,715	774
China CITIC Bank Corp. , Ltd. Class H	1,113,000	795	Weibo Corp. - ADR(Æ)	19,188	2,197
China Communications Services Corp. ,			Zhejiang Expressway Co. , Ltd. Class H	781	1
Ltd. Class H	784,000	493			99,731
China Construction Bank Corp. Class H	6,055,000	6,349
China Everbright International, Ltd.	803,000	1,125	Curacao - 0.0%
China Mengniu Dairy Co. , Ltd.	287,000	927	HAL Trust	326	60
China Merchants Bank Co. , Ltd. Class H	66,000	288
China Minsheng Banking Corp. , Ltd.			Denmark - 1.2%
Class H	121,500	114	Carlsberg A/S Class B	4,284	479
China National Building Material Co. ,			Chr Hansen Holding A/S	30,906	2,802
Ltd. Class H	3,944,000	4,597	Danske Bank A/S	89,039	3,102
China Petroleum & Chemical Corp.			DSV A/S	5,558	440
Class H	796,000	775	GN Store Nord A/S	6,464	227
China Resources Land, Ltd.	138,968	522	Jyske Bank A/S	8,525	512

See accompanying notes which are an integral part of the financial statements.

258 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Novo Nordisk A/S Class B	75,257	3,533	Vallourec SA(Æ)	366,367	2,204
Scandinavian Tobacco Group A/S(Þ)	186,793	3,122	Vicat SA(Þ)	43,734	3,218
TDC A/S(Æ)	93,203	758	Vinci SA	8,654	864
William Demant Holding A/S(Æ)	6,818	265			94,567
		15,240
			Germany - 3.7%
Egypt - 0.2%			adidas AG	2,086	513
Commercial International Bank Egypt			Allianz SE	11,844	2,802
SAE - GDR	401,258	2,057	BASF SE	15,866	1,648
			Bayer AG	17,614	2,109
Finland - 0.2%			Bayerische Motoren Werke AG	10,830	1,209
Elisa OYJ Class A	90	4	Commerzbank AG(Æ)	45,007	580
Fortum OYJ	5,691	131	Continental AG	14,827	3,961
Kone OYJ Class B	2,181	108	Daimler AG	27,908	2,200
Neste OYJ	1,217	102	Deutsche Boerse AG	54,602	7,346
Sampo OYJ Class A	8,352	449	Deutsche Lufthansa AG	19,193	559
Tikkurila OYJ(Þ)	79,990	1,445	Deutsche Post AG	17,994	784
UPM-Kymmene OYJ	22,207	792	Deutsche Telekom AG	19,442	340
		3,031	Deutsche Wohnen SE	4,110	194
			Freenet AG	11,193	355
France - 7.3%			Fresenius Medical Care AG & Co.	3,064	312
Air Liquide SA Class A	11,098	1,442	Fresenius SE & Co. KGaA	12,064	921
Airbus Group SE	5,064	593	GEA Group AG	93,286	3,645
Arkema SA	1,765	231	Hannover Rueck SE	1,235	174
AXA SA	57,891	1,655	HeidelbergCement AG	37,920	3,718
bioMerieux	6,339	501	Henkel AG & Co. KGaA	2,003	239
BNP Paribas SA	27,168	2,094	Infineon Technologies AG - ADR	2,021	52
Bouygues SA - ADR	96,917	4,921	Linde AG	2,213	477
Bureau Veritas SA	88,475	2,305	MAN SE	1,119	129
Capgemini SE	4,934	677	Merck KGaA	6,789	665
Christian Dior SE	2,234	938	Muenchener Rueckversicherungs-
Cie de Saint-Gobain	13,070	683	Gesellschaft AG in Muenchen	4,965	1,138
Credit Agricole SA	223,871	3,678	Rational AG	1,897	1,186
Danone SA	73,168	5,899	SAP SE - ADR	50,177	5,593
Dassault Systemes	4,542	587	Siemens AG	30,683	3,903
Engie SA	275,727	4,832	Software AG	9,114	448
Essilor International SA	33,264	4,527	ThyssenKrupp AG - ADR	9,794	255
Faurecia	43,725	3,567	Uniper SE	1,361	42
Legrand SA - ADR	2,086	162	Vonovia SE	5,828	292
L'Oreal SA	29,693	7,111			47,789
LVMH Moet Hennessy Louis Vuitton
SE - ADR	1,650	574	Greece - 0.3%
Natixis SA	131,573	1,076	Eurobank Ergasias SA(Æ)	1,827,256	2,291
Orange SA - ADR	12,888	234	National Bank of Greece SA(Æ)	4,322,064	1,790
Pernod Ricard SA	3,723	618			4,081
Publicis Groupe SA - ADR	76,151	5,691
Renault SA	4,194	454	Hong Kong - 3.1%
Rexel SA Class H	244,096	3,775	AIA Group, Ltd.	188,000	1,678
Safran SA	33,647	3,946	BOC Hong Kong Holdings, Ltd.	67,500	349
Sanofi - ADR	126,695	10,000	Brilliance China Automotive Holdings,
Schneider Electric SE	56,096	5,067	Ltd.	1,196,000	2,146
SCOR SE - ADR	11,860	481	Champion REIT(Æ)(ö)	194,000	137
Societe Generale SA	7,353	403	China Everbright, Ltd.	442,000	972
Sodexo SA	3,466	343	China Mobile, Ltd. - ADR	49,704	2,359
Teleperformance - GDR	2,067	331	China Resources Power Holdings Co. ,
Total SA	131,016	8,227	Ltd.	1,272,000	2,438
Unibail-Rodamco SE(ö)	2,748	658	China Unicom Hong Kong, Ltd. - ADR	277,576	3,894

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 259

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Chow Tai Fook Jewellery Group, Ltd.	539,800	695	Tata Motors, Ltd. - ADR(Æ)	9,268	233
CK Asset Holdings, Ltd.	283,323	2,442	Vedanta, Ltd. - ADR	79,664	1,412
CK Hutchison Holdings, Ltd.	379,029	4,477	Zee Entertainment Enterprises, Ltd.	107,550	945
CLP Holdings, Ltd.	35,000	362			30,022
Galaxy Entertainment Group, Ltd.	301,000	2,634
Guoco Group, Ltd.	12,000	159	Indonesia - 0.2%
Hang Lung Properties, Ltd. - ADR	229,000	541	Astra International Tbk PT	536,100	274
Hang Seng Bank, Ltd.	47,800	1,209	Bank Central Asia Tbk PT	926,000	1,465
Henderson Land Development Co. , Ltd.	62,700	397	Gudang Garam Tbk PT	5,300	26
Hong Kong & China Gas Co. , Ltd.	223,300	466	United Tractors Tbk PT	498,200	1,215
Hong Kong Exchanges & Clearing, Ltd.	15,300	496			2,980
Hongkong Land Holdings, Ltd.	18,700	136
Hua Hong Semiconductor, Ltd. (Þ)	559,000	1,261	Ireland - 0.7%
Jardine Matheson Holdings, Ltd.	4,000	243	Bank of Ireland Group PLC	128,221	1,150
Jardine Strategic Holdings, Ltd.	17,700	670	CRH PLC	24,737	878
Kingboard Chemical Holdings, Ltd.	109,500	446	DCC PLC	4,383	422
Link Real Estate Investment Trust(ö)	68,000	601	Willis Towers Watson PLC(Æ)	20,850	3,096
MTR Corp. , Ltd.	24,500	138	XL Group, Ltd.	72,593	4,035
New World Development Co. , Ltd.	164,000	241			9,581
Nine Dragons Paper Holdings, Ltd.	325,000	484
Power Assets Holdings, Ltd.	9,500	71	Israel - 0.1%
Semiconductor Manufacturing			Bank Hapoalim BM	47,764	326
International Corp. (Æ)	2,247,000	2,917	Bank Leumi Le-Israel BM	66,942	395
Sino Land Co. , Ltd.	140,000	242	Mizrahi Tefahot Bank, Ltd.	27,841	509
Skyworth Digital Holdings, Ltd.	1,562,000	709	Nice, Ltd. (Æ)	600	57
Sun Hung Kai Properties, Ltd.	40,000	642			1,287
Swire Properties, Ltd.	146,800	521
WH Group, Ltd. (Þ)	2,149,782	2,229	Italy - 1.6%
Wharf Holdings, Ltd. (The)	32,878	109	Assicurazioni Generali SpA	33,808	682
Wharf Real Estate Investment Co. , Ltd.	32,878	247	Atlantia SpA	13,311	440
Wheelock & Co. , Ltd.	83,000	616	Davide Campari-Milano SpA	22,470	168
Yue Yuen Industrial Holdings, Ltd.	179,395	509	Enel SpA	933,397	5,913
		40,883	ENI SpA - ADR	290,763	5,674
			Intesa Sanpaolo SpA	249,487	948
Hungary - 0.2%			Snam Rete Gas SpA	61,480	295
MOL Hungarian Oil and Gas PLC	32,328	373	Telecom Italia SpA(Æ)	2,308,820	2,273
OTP Bank PLC	48,928	2,143	UniCredit SpA	176,627	3,822
		2,516	Unipol Gruppo Finanziario SpA	111,971	599
					20,814
India - 2.3%
Adani Ports & Special Economic Zone,			Japan - 11.4%
Ltd.	256,824	1,560	Activia Properties, Inc. (ö)	81	359
Bharti Infratel, Ltd.	163,079	762	Aeon Co. , Ltd.	21,600	431
Britannia Industries, Ltd.	11,758	968	Aisin Seiki Co. , Ltd.	4,100	223
Escorts, Ltd.	140,699	2,106	Alfresa Holdings Corp.	2,400	53
HDFC Bank, Ltd. - ADR	37,043	3,548	Aozora Bank, Ltd.	3,300	133
Housing Development Finance Corp. ,			As One Corp.	15,674	1,066
Ltd.	29,218	821	Asahi Glass Co. , Ltd.	14,000	581
ICICI Bank, Ltd. - ADR	142,436	1,212	Asahi Group Holdings, Ltd.	10,400	526
Infosys, Ltd. - ADR	301,342	5,324	Asahi Kasei Corp.	38,000	523
Mahindra & Mahindra Financial			BML, Inc.	140,100	3,536
Services, Ltd.	269,782	2,120	Bridgestone Corp.	13,000	542
Motherson Sumi Systems, Ltd.	350,758	1,843	Canon, Inc.	11,406	395
Power Finance Corp. , Ltd.	194,024	255	Central Japan Railway Co.	5,000	1,004
Reliance Industries, Ltd. - GDR(Þ)	194,874	5,626	Cosel Co. , Ltd.	138,277	1,849
State Bank of India - GDR	21,771	801	Dai Nippon Printing Co. , Ltd.	12,000	258
Tata Chemicals, Ltd.	42,685	486	Dai-ichi Life Holdings, Inc.	160,785	3,187

See accompanying notes which are an integral part of the financial statements.

260 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Daiichi Sankyo Co. , Ltd.	7,300	250	NSK, Ltd.	17,600	236
Daikin Industries, Ltd.	4,300	503	NTT DOCOMO, Inc.	37,099	962
Daiseki Co. , Ltd.	83,200	2,592	Obayashi Corp.	14,000	161
Daiwa House Industry Co. , Ltd.	13,200	484	Obic Co. , Ltd.	300	25
Denso Corp.	4,542	239	Oriental Land Co. , Ltd.	5,700	568
East Japan Railway Co.	3,400	326	ORIX Corp.	26,035	458
Ebara Corp.	95,900	3,670	Osaka Gas Co. , Ltd.	7,400	159
FamilyMart UNY Holdings Co. , Ltd.	800	78	Otsuka Holdings Co. , Ltd.	7,400	387
FANUC Corp.	16,223	3,491	Panasonic Corp.	36,000	534
FUJIFILM Holdings Corp.	5,121	206	Qol Co. , Ltd.	97,500	2,003
Fujitsu, Ltd.	1,151,146	6,972	Recruit Holdings Co. , Ltd.	21,900	504
Hankyu Hanshin Holdings, Inc.	10,300	406	Resona Holdings, Inc.	98,500	560
Hitachi, Ltd.	60,000	438	Secom Co. , Ltd.	38,863	2,913
Honda Motor Co. , Ltd.	333,465	11,454	Secom Joshinetsu Co. , Ltd. (Å)	51,800	1,746
Hoshizaki Corp.	1,400	130	Sekisui Chemical Co. , Ltd.	28,000	496
Icom, Inc. (Å)	45,300	1,135	Sekisui House, Ltd.	19,500	357
Iida Group Holdings Co. , Ltd.	12,600	247	Seven & i Holdings Co. , Ltd.	12,335	542
Inpex Corp.	427,500	5,476	Shimadzu Corp.	3,000	81
Isuzu Motors, Ltd.	318,800	4,876	Shimano, Inc.	19,187	2,550
ITOCHU Corp.	156,918	3,141	Shin-Etsu Chemical Co. , Ltd.	2,500	249
Iyo Bank, Ltd. (The)	46,700	368	Shingakukai Co. , Ltd.	14,800	85
Japan Post Bank Co. , Ltd.	27,688	376	Shinsei Bank, Ltd.	22,000	342
Japan Retail Fund Investment Corp. (ö)	192	360	SoftBank Group Corp.	12,792	992
JX Holdings, Inc.	91,400	596	Sojitz Corp.	110,200	364
Kajima Corp.	25,000	241	Sompo Japan Nipponkoa Holdings, Inc.	90,901	3,812
Kamigumi Co. , Ltd.	16,000	361	Sony Corp.	89,200	4,393
Kao Corp.	3,700	266	Sumitomo Chemical Co. , Ltd.	69,000	396
KDDI Corp.	23,400	628	Sumitomo Corp.	45,600	821
Keyence Corp.	15,600	9,524	Sumitomo Electric Industries, Ltd.	15,700	241
Kirin Holdings Co. , Ltd.	18,600	521	Sumitomo Mitsui Financial Group, Inc.	116,102	4,819
Kitagawa Industries Co. , Ltd. (Å)	40,500	545	Sumitomo Mitsui Trust Holdings, Inc.	11,100	471
Komatsu, Ltd.	17,300	591	Suntory Beverage & Food, Ltd.	7,000	344
Kuraray Co. , Ltd.	28,500	474	Suzuki Motor Corp.	10,100	544
Kyushu Electric Power Co. , Inc.	37,000	457	Taisho Pharmaceutical Holdings Co. ,
Marubeni Corp.	66,000	497	Ltd.	35,600	3,409
Medipal Holdings Corp.	2,600	56	Takeda Pharmaceutical Co. , Ltd.	7,800	328
MEIJI Holdings Co. , Ltd.	400	32	Terumo Corp.	1,300	74
Mitsubishi Chemical Holdings Corp.	43,600	414	Toho Holdings Co. , Ltd.	27,500	670
Mitsubishi Corp.	18,400	509	Tokio Marine Holdings, Inc.	17,900	844
Mitsubishi Electric Corp.	13,900	213	Tokyo Electric Power Co. Holdings, Inc.
Mitsubishi UFJ Financial Group, Inc.	670,316	4,491	(Æ)	33,100	157
Mitsui & Co. , Ltd.	40,200	726	Tokyo Gas Co. , Ltd.	16,600	445
Mizuho Financial Group, Inc.	717,200	1,301	Toray Industries, Inc.	45,000	420
MS&AD Insurance Group Holdings, Inc.	58,200	1,953	Toyota Motor Corp.	66,900	4,382
Murata Manufacturing Co. , Ltd.	5	1	Toyota Tsusho Corp.	5,300	191
Nakanishi, Inc.	39,777	826	Transcosmos, Inc.	74,400	2,056
NEC Corp.	11,900	327	Unicharm Corp.	91,288	2,566
NHK Spring Co. , Ltd.	38,600	425	West Japan Railway Co.	31,200	2,210
Nidec Corp.	2,800	438	Yahoo! Japan Corp.	883,300	3,633
Nikon Corp.	8,800	153	Yamada Denki Co. , Ltd.	25,400	133
Nintendo Co. , Ltd.	3,075	1,297	Yamaha Motor Co. , Ltd.	17,800	567
Nippon Express Co. , Ltd.	3,800	287			148,262
Nippon Fine Chemical Co. , Ltd.	10,092	115
Nippon Telegraph & Telephone Corp.	15,400	733	Jersey - 0.2%
Nissan Motor Co. , Ltd.	43,200	454	Experian PLC	22,139	505
Nitori Holdings Co. , Ltd.	9,600	1,616	Glencore PLC(Æ)	336,163	1,619
Nomura Holdings, Inc.	19,000	110

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 261

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Wolseley PLC - ADR	8,810	673	Yandex NV Class A(Æ)	25,355	846
		2,797			23,352

Luxembourg - 0.4%			New Zealand - 0.0%
ArcelorMittal SA(Æ)	42,023	1,414	Fonterra Co. -operative Group, Ltd.	35,614	143
Corporacion America Airports SA(Æ)	88,332	1,090
Globant SA(Æ)	23,654	1,065	Norway - 0.5%
Tenaris SA	45,498	852	DNB ASA	35,639	665
Ternium SA - ADR	9,542	379	Orkla ASA	374,096	3,457
		4,800	Telenor ASA	78,562	1,738
					5,860
Malaysia - 0.1%
Tenaga Nasional BHD	122,000	489	Panama - 0.1%
UEM Sunrise BHD(Æ)	967,200	227	Copa Holdings SA Class A	9,519	1,115
		716
			Peru - 0.1%
Mexico - 1.1%			Cia de Minas Buenaventura SAA - ADR	114,574	1,827
America Movil SAB de CV	6,424,479	5,947
America Movil SAB de CV Class L			Philippines - 0.1%
- ADR	38,529	712	BDO Unibank, Inc.	443,490	1,124
Cemex SAB de CV - ADR(Æ)	92,936	577
Coca-Cola Femsa SAB de CV	36,837	239	Poland - 0.1%
Coca-Cola Femsa SAB de CV - ADR	15,194	997	KGHM Polska Miedz SA	38,070	1,009
Fomento Economico Mexicano SAB de			Polski Koncern Naftowy ORLEN SA	6,442	163
CV - ADR	5,972	577			1,172
Gruma SAB de CV Class B	8,650	106
Grupo Cementos de Chihuahua SAB de			Portugal - 0.1%
CV(Þ)	168,957	983	Energias de Portugal SA	70,961	263
Grupo Financiero Banorte SAB de CV			Sonae SGPS SA	419,494	570
Class O	106,441	666			833
Grupo Televisa SAB - ADR	63,453	1,137
Megacable Holdings SAB de CV	265,781	1,223	Russia - 1.7%
Promotora y Operadora de			Gazprom PJSC - ADR	407,632	1,883
Infraestructura SAB de CV(Æ)	5,741	59	Lukoil PJSC - ADR	65,794	4,384
Wal-Mart de Mexico SAB de CV	366,513	1,018	Mobile TeleSystems PJSC - ADR	27,882	293
		14,241	Novolipetsk Steel PJSC - GDR	103,423	2,644
			PAO TMK - GDR(Å)	56,727	284
Netherlands - 1.8%			Polyus PJSC - GDR	15,737	501
Aalberts Industries NV	2,677	131	Rosneft Oil Co. - GDR	74,880	455
ABN AMRO Group NV(Þ)	20,333	631	Sberbank of Russia PJSC Class T	636,466	2,285
Aegon NV	55,283	404	Sberbank of Russia PJSC - ADR	277,270	4,099
AerCap Holdings NV(Æ)	7,284	380	Tatneft PJSC - ADR	51,549	3,316
Akzo Nobel NV	5,708	514	X5 Retail Group NV - GDR	69,444	1,975
ASM International NV	5,539	331			22,119
ASML Holding NV	2,690	508
Heineken Holding NV	4,865	493	Singapore - 1.3%
Heineken NV	13,897	1,461	CapitaLand, Ltd.	68,100	192
ING Groep NV	330,065	5,538	DBS Group Holdings, Ltd.	185,700	4,290
Koninklijke Ahold Delhaize NV	18,124	437	Oversea-Chinese Banking Corp. , Ltd.	108,300	1,118
Koninklijke DSM NV	7,573	781	Singapore Telecommunications, Ltd.	2,574,878	6,843
Koninklijke KPN NV	788,209	2,444	United Overseas Bank, Ltd.	49,100	1,109
Koninklijke Philips NV	16,990	717	Wilmar International, Ltd.	1,278,300	3,127
NN Group NV	10,510	501	Yangzijiang Shipbuilding Holdings, Ltd.	674,500	589
Royal Dutch Shell PLC Class A	185,875	6,502			17,268
VEON, Ltd. (Æ)	87,346	240
Wolters Kluwer NV	9,140	493	South Africa - 0.7%
			Aspen Pharmacare Holdings, Ltd.	27,919	601
			Barloworld, Ltd. - ADR	112,220	1,516

See accompanying notes which are an integral part of the financial statements.

262 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Bidvest Group, Ltd. (The)	85,849	1,680	Gas Natural SDG SA	23,314	587
Foschini Group, Ltd. (The)	82,186	1,410	Iberdrola SA	97,488	752
Naspers, Ltd. Class N	2,031	496	Industria de Diseno Textil SA	23,661	733
Resilient Property Income(Æ)	37,971	204	Mapfre SA	121,880	423
Sasol, Ltd. - ADR	11,004	394	Repsol SA - ADR	38,560	734
Shoprite Holdings, Ltd. - ADR	16,874	336	Telefonica SA - ADR	106,098	1,080
Standard Bank Group, Ltd.	111,182	1,902			12,660
		8,539
			Sweden - 1.6%
South Korea - 5.9%			Assa Abloy AB Class B	4,860	102
BGF retail Co. , Ltd.	1	—	Castellum AB	24,958	404
CLIO Cosmetics Co. , Ltd. (Þ)	44,310	1,497	Essity Aktiebolag Class B	5,320	135
Daelim Industrial Co. , Ltd.	5,369	430	Hufvudstaden AB Class A	3,405	50
Dongbu Insurance Co. , Ltd.	10,450	614	L E Lundbergforetagen AB Class B	8,737	593
E-MART, Inc.	7,767	1,956	Nordea Bank AB	72,912	740
Grand Korea Leisure Co. , Ltd.	74,906	1,900	Sandvik AB	13,165	224
GS Holdings Corp.	5,078	290	Skandinaviska Enskilda Banken AB
Hana Financial Group, Inc.	188,605	8,382	Class A	37,417	352
Hankook Tire Co. , Ltd.	44,844	2,072	Svenska Cellulosa AB SCA Class B	5,320	59
Hyundai Engineering & Construction			Svenska Handelsbanken AB Class A	192,530	2,149
Co. , Ltd.	17,823	1,058	Swedbank AB Class A	22,467	489
Hyundai Mobis Co. , Ltd.	1,302	302	Swedish Match AB	227,370	10,162
Hyundai Motor Co.	39,347	5,885	Telefonaktiebolaget LM Ericsson Class B	630,882	4,784
Hyundai Robotics Co. , Ltd. (Æ)	615	243	Telia Co. AB	94,818	465
ING Life Insurance Korea, Ltd. (Þ)	64,373	2,480	Trelleborg AB Class B	17,236	403
KB Financial Group, Inc.	92,099	5,252			21,111
KB Financial Group, Inc. - ADR	14,261	804
KT&G Corp.	20,621	1,884	Switzerland - 6.0%
Kumho Petrochemical Co. , Ltd.	19,260	1,934	ABB, Ltd.	158,563	3,694
LG Chem, Ltd.	1,990	664	Allreal Holding AG(Æ)	1,934	318
LG Display Co. , Ltd.	40,044	875	Baloise Holding AG	3,248	514
LG Uplus Corp.	77,245	885	Basellandschaftliche Kantonalbank	221	207
Lotte Chilsung Beverage Co. , Ltd.	199	302	Basler Kantonalbank	4,642	360
Lotte Confectionery Co. , Ltd. (Æ)	4,187	255	Chocoladefabriken Lindt & Spruengli
NAVER Corp.	327	218	AG	15	96
POSCO	23,557	8,103	Chocoladefabriken Lindt & Spruengli
Samsung Electronics Co. , Ltd. (Š)	6,622	16,429	AG(Æ)	5	380
Samsung Engineering Co. , Ltd. (Æ)	137,461	2,285	Cie Financiere Richemont SA	67,324	6,394
Samsung Life Insurance Co. , Ltd.	8,594	941	Credit Suisse Group AG(Æ)	264,853	4,450
Shinhan Financial Group Co. , Ltd.	31,442	1,395	Flughafen Zurich AG	6,031	1,258
SK Hynix, Inc.	66,266	5,189	Geberit AG	9,817	4,190
SK Telecom Co. , Ltd. - ADR	68,277	1,622	Georg Fischer AG	393	488
S-Oil Corp.	5,336	546	Givaudan SA	227	506
Woori Bank	23,620	353	Idorsia, Ltd. (Æ)	1,338	31
		77,045	Kuehne & Nagel International AG	897	140
			LafargeHolcim, Ltd. (Æ)	10,796	599
Spain - 1.0%			Lonza Group AG(Æ)	163	40
Abertis Infraestructuras SA	27,820	613	Nestle SA	155,797	12,045
Amadeus IT Group SA Class A	26,235	1,913	Novartis AG	155,732	11,978
Banco Bilbao Vizcaya Argentaria SA			Partners Group Holding AG	81	59
- ADR	49,164	398	Roche Holding AG	66,518	14,757
Banco de Sabadell SA - ADR	97,347	190	Schindler Holding AG	16,109	3,313
Banco Santander SA - ADR	161,188	1,039	SGS SA	192	466
Bankia SA	679,407	2,983	Sika AG	132	957
CaixaBank SA	153,472	746	St. Galler Kantonalbank AG	637	341
Enagas SA	9,402	273	STMicroelectronics NV	67,677	1,474
Endesa SA - ADR	8,418	196	Straumann Holding AG	153	104

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 263

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Swiss Life Holding AG(Æ)	670	234	Turkiye Sise ve Cam Fabrikalari AS	480,233	531
Swiss Re AG	8,390	798			8,472
Swisscom AG	746	358
TE Connectivity, Ltd.	9,326	856	United Arab Emirates - 0.4%
UBS Group AG(Æ)	309,036	5,192	Abu Dhabi Commercial Bank PJSC(Þ)	580,511	1,110
Zurich Insurance Group AG	5,074	1,619	Air Arabia PJSC	753,672	250
		78,216	Aldar Properties PJSC	1,282,082	733
			Emaar Properties PJSC	1,675,062	2,631
Taiwan - 2.2%					4,724
ASE Industrial Holdings Co. Class W
- ADR	87,928	481	United Kingdom - 14.0%
Chang Hwa Commercial Bank, Ltd.	382,872	220	3i Group PLC	38,290	495
China Development Financial Holding			Anglo American PLC	59,312	1,392
Corp.	1,711,000	646	Antofagasta PLC	254,904	3,391
China Life Insurance Co. , Ltd.	294,736	320	AstraZeneca PLC	11,575	812
Chipbond Technology Corp.	1,000	2	Aviva PLC	655,334	4,764
Chunghwa Telecom Co. , Ltd. - ADR	11,428	434	BAE Systems PLC	894,299	7,505
Compal Electronics, Inc.	480,178	313	Barclays PLC	1,191,719	3,401
CTBC Financial Holding Co. , Ltd.	662,000	473	BBA Aviation PLC	133,771	586
E. Sun Financial Holding Co. , Ltd.	19,411	14	Berkeley Group Holdings PLC	12,027	673
FIT Hon Teng, Ltd. (Þ)	1,649,000	633	BGEO Group PLC(Þ)	9,468	452
Hon Hai Precision Industry Co. , Ltd.			BHP Billiton PLC	47,929	1,016
- GDR(Å)	455,701	2,559	BP PLC	214,116	1,582
Largan Precision Co. , Ltd.	13,421	1,557	BP PLC - ADR	106,627	4,754
MediaTek, Inc.	162,000	1,845	British American Tobacco PLC	17,486	961
Nanya Technology Corp.	552,000	1,712	Bunzl PLC	93,177	2,698
Pegatron Corp.	260,000	607	CNH Industrial NV	29,387	362
Primax Electronics, Ltd.	368,000	749	Compass Group PLC	32,013	687
Realtek Semiconductor Corp.	496,000	1,877	Diageo PLC	335,465	11,931
Taiwan Semiconductor Manufacturing			Direct Line Insurance Group PLC	91,569	471
Co. , Ltd. - ADR	303,130	11,654	Fiat Chrysler Automobiles NV(Æ)	61,085	1,361
Tripod Technology Corp.	402,000	1,217	Foxtons Group PLC(Þ)	1,099,459	1,162
United Microelectronics Corp. - ADR	114,497	306	G4S PLC	84,001	299
Win Semiconductors Corp.	173,688	1,297	Galiform PLC	353,348	2,317
		28,916	GKN PLC	88,326	564
			GlaxoSmithKline PLC - ADR	200,844	4,030
Thailand - 0.5%			Halma PLC	7,340	123
Bangkok Bank PCL	93,200	594	HSBC Holdings PLC	856,261	8,534
CP ALL PCL	853,300	2,350	Imperial Tobacco Group PLC	23,954	855
Minor International PCL	1,023,100	1,299	Inchcape PLC	41,092	410
PTT Global Chemical PCL	270,600	836	InterContinental Hotels Group PLC(Æ)	84,247	5,311
PTT PLC	772,000	1,361	Intertek Group PLC	78,468	5,267
		6,440	Investec PLC	60,762	482
			J Sainsbury PLC	1,449,094	6,140
Turkey - 0.7%			John Wood Group PLC	418,686	3,261
Akbank TAS	323,744	671	KAZ Minerals PLC(Æ)	171,893	2,173
Anadolu Efes Biracilik Ve Malt Sanayii			Land Securities Group PLC(ö)	18,055	245
AS	40,690	267	Legal & General Group PLC	190,706	707
Haci Omer Sabanci Holding AS	678,326	1,600	Lloyds Banking Group PLC	7,289,659	6,479
MLP Saglik Hizmetleri AS(Æ)(Þ)	126,097	525	London Stock Exchange Group PLC	60,461	3,573
Turk Hava Yollari AO(Æ)	303,828	1,245	Lookers PLC	641,406	893
Turkcell Iletisim Hizmetleri AS	545,568	1,878	LSL Property Services PLC(Å)	567,611	1,942
Turkcell Iletisim Hizmetleri AS - ADR	51,866	449	Man Group PLC	210,369	522
Turkiye Garanti Bankasi AS	100,164	226	Meggitt PLC	464,878	3,018
Turkiye Is Bankasi Class C	716,126	1,080	Michael Page International PLC	371,766	2,739
			National Grid PLC	102,831	1,191
			Next PLC	7,350	530

264 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Old Mutual PLC	269,847	932	1.962%(Ÿ)	41,428		2,226
Persimmon PLC Class A	15,025	561	Henkel AG & Co. KGaA
Prudential PLC	18,020	462	1.661%(Ÿ)	4,333		551
Reckitt Benckiser Group PLC	4,750	372	Man SE(Å)
RELX NV	17,024	361	3.294%(Ÿ)	2,936		337
RELX PLC	18,102	387	Porsche Automobil Holding SE
Rio Tinto PLC	4,260	231	2.652%(Ÿ)	6,006		512
Rolls-Royce Holdings PLC(Æ)(Š)	3,351,271	5	Volkswagen AG
Rolls-Royce Holdings PLC(Æ)	47,201	543	2.330%(Ÿ)	34,279		7,099
Rotork PLC	779,231	3,526				10,725
Royal Bank of Scotland Group PLC(Æ)	2,176,722	8,082
Royal Dutch Shell PLC Class A	61,537	2,139	Japan - 0.0%
Royal Dutch Shell PLC Class B	93,501	3,340	Shinkin Central Bank Class A
RSA Insurance Group PLC	160,744	1,453	2.760%(Ÿ)	78		168
Scottish & Southern Energy PLC	35,521	674
Segro PLC(ö)	30,655	272	Russia - 0.0%
Smith & Nephew PLC	11,499	221	Transneft PJSC
Smiths Group PLC	62,814	1,378	4.688%(Ÿ)	80		219
Spirax-Sarco Engineering PLC	51,490	4,079
Standard Chartered PLC	433,350	4,565	South Korea - 0.6%
Standard Life Aberdeen PLC	57,936	290	Samsung Electronics Co. , Ltd. (Š)
Stock Spirits Group PLC(Å)	733,597	2,514	2.554%(Ÿ)	3,848		7,656
Tesco PLC	1,744,710	5,659
Travis Perkins PLC	296,198	5,154	Total Preferred Stocks
Tullow Oil PLC(Æ)	1,465,827	4,585	(cost $15,506)			19,116
Unilever NV	164,879	9,405

Unilever PLC	15,866	889	Warrants & Rights - 0.3%
Vertu Motors PLC(Å)	2,082,624	1,432	United Kingdom - 0.3%
Vodafone Group PLC	2,383,391	6,935	HSBC Bank PLC(Æ)
Wm Morrison Supermarkets PLC	120,368	402	2020 Warrants	250,635		3,601
		182,909	HSBC Bank PLC(Æ)
			2021 Warrants	49,376		377
United States - 1.3%
Carnival PLC	6,909	446
Gran Tierra Energy, Inc. (Æ)	168,831	556	Total Warrants & Rights
IHS Markit, Ltd. (Æ)	88,408	4,343	(cost $3,904)			3,978
MercadoLibre, Inc.	2,183	741
Mylan NV(Æ)	151,072	5,857	Short-Term Investments - 5.3%
News Corp. Class A	237,292	3,792	United States - 5.3%
Wausau Paper Corp.	68,639	1,176	U. S. Cash Management Fund(@)	68,459,860	(8)	68,460
		16,911	Total Short-Term Investments
			(cost $68,459)			68,460
Virgin Islands, British - 0.1%
Arcos Dorados Holdings, Inc. Class A	77,637	706
Mail. Ru Group, Ltd. - GDR(Æ)	10,208	321	Total Investments 98.1%
		1,027	(identified cost $1,034,516)			1,273,875

Total Common Stocks			Other Assets and Liabilities, Net
(cost $946,647)		1,182,321	- 1.9%			24,611
			Net Assets - 100.0%			1,298,486
Preferred Stocks - 1.5%
Colombia - 0.0%
Banco Davivienda SA
2.600%(Ÿ)	28,996	348

Germany - 0.9%
Fuchs Petrolub SE

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 265

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
1.1%
Brookfield Real Estate Services, Inc.	09/21/15	CAD	91,867	11.82	1,086	1,262
Hon Hai Precision Industry Co. , Ltd.	06/11/15		455,701	5.46	2,489	2,559
Icom, Inc.	10/26/15	JPY	45,300	22.85	1,035	1,135
Kitagawa Industries Co. , Ltd.	06/03/15	JPY	40,500	10.46	424	545
LSL Property Services PLC	11/09/16	GBP	567,611	2.76	1,565	1,942
Man SE	07/12/17	EUR	2,936	107.38	315	337
PAO TMK	02/13/18		56,727	5.55	315	284
Secom Joshinetsu Co. , Ltd.	06/04/15	JPY	51,800	36.15	1,873	1,746
Stock Spirits Group PLC	03/11/16	GBP	733,597	2.35	1,721	2,514
Vertu Motors PLC	06/14/17	GBP	2,082,624	0.61	1,280	1,432
						13,756
For a description of restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

266 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
EURO STOXX 50 Index Futures		1,233		EUR	42,834	06/18	1,960
MSCI EAFE Mini Index Futures			414	USD	41,949	04/20	355
MSCI Emerging Markets Mini Index Futures			227	USD	13,077	04/20	(258)
TOPIX Index Futures			478	JPY	8,506,010	06/18	3,690
Short Positions
FTSE 100 Index Futures			509	GBP	37,971	01/19	(2,325)
MSCI Emerging Markets Mini Index Futures			674	USD	38,829	04/20	1,857
S&P 500 E-Mini Index Futures			291	USD	38,514	06/18	1,546
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							6,825

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Bank of Montreal	USD	7,961		AUD	10,210	06/20/18	(273)
Bank of Montreal	USD	9,472		CAD	12,210	06/20/18	49
Bank of Montreal	USD	12,443		EUR	10,000	06/20/18	(323)
Bank of Montreal	USD	4,739		GBP	3,404	06/20/18	(42)
Bank of Montreal	USD	16,572		JPY	1,747,910	06/20/18	(531)
Bank of Montreal	CHF	9,430		USD	10,035	06/20/18	479
Bank of Montreal	DKK	12,250		USD	2,047	06/20/18	54
Bank of Montreal	EUR	705		USD	877	06/20/18	23
Bank of Montreal	GBP	8,527		USD	11,873	06/20/18	106
Bank of Montreal	JPY	365,385		USD	3,464	06/20/18	111
Bank of Montreal	NOK	15,888		USD	2,034	06/20/18	50
Bank of Montreal	SEK	11,750		USD	1,433	06/20/18	87
Brown Brothers Harriman	USD	8,127		DKK	49,000	06/20/18	(155)
Brown Brothers Harriman	USD	1,483		EUR	1,200	06/20/18	(29)
Brown Brothers Harriman	USD	3,486		EUR	2,820	06/20/18	(68)
Brown Brothers Harriman	USD	71		GBP	50	06/20/18	(2)
Brown Brothers Harriman	USD	287		GBP	200	06/20/18	(11)
Brown Brothers Harriman	USD	569		GBP	400	06/20/18	(17)
Brown Brothers Harriman	USD	703		GBP	500	06/20/18	(13)
Brown Brothers Harriman	USD	4,720		JPY	500,000	06/20/18	(131)
Brown Brothers Harriman	USD	8,874		JPY	940,000	06/20/18	(246)
Brown Brothers Harriman	USD	8,117		NOK	63,550	06/20/18	(182)
Brown Brothers Harriman	USD	6,014		SEK	50,000	06/20/18	(282)
Brown Brothers Harriman	AUD	9,500		USD	7,291	06/20/18	138
Brown Brothers Harriman	CAD	16,500		USD	12,808	06/20/18	(58)
Brown Brothers Harriman	CHF	2,000		USD	2,103	06/20/18	77
Brown Brothers Harriman	EUR	100		USD	123	06/20/18	2
Brown Brothers Harriman	EUR	200		USD	249	06/20/18	6
Brown Brothers Harriman	GBP	2,200		USD	3,093	06/20/18	57
Citibank	USD	7,958		AUD	10,210	06/20/18	(270)
Citibank	USD	9,473		CAD	12,210	06/20/18	48
Citibank	USD	12,440		EUR	10,000	06/20/18	(320)
Citibank	USD	4,736		GBP	3,404	06/20/18	(39)

See accompanying notes which are an integral part of the financial statements

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Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Citibank		USD	16,575	JPY	1,747,910	06/20/18	(533)
Citibank		CHF	9,430	USD	10,032	06/20/18	476
Citibank		DKK	12,250	USD	2,046	06/20/18	53
Citibank		EUR	705	USD	877	06/20/18	23
Citibank		GBP	8,527	USD	11,865	06/20/18	98
Citibank		JPY	365,385	USD	3,465	06/20/18	111
Citibank		NOK	15,888	USD	2,030	06/20/18	46
Citibank		SEK	11,750	USD	1,433	06/20/18	86
Royal Bank of Canada		USD	7,975	AUD	10,210	06/20/18	(287)
Royal Bank of Canada		USD	9,496	CAD	12,210	06/20/18	25
Royal Bank of Canada		USD	12,461	EUR	10,000	06/20/18	(340)
Royal Bank of Canada		USD	4,740	GBP	3,404	06/20/18	(44)
Royal Bank of Canada		USD	16,555	JPY	1,747,910	06/20/18	(512)
Royal Bank of Canada		CHF	9,430	USD	10,039	06/20/18	483
Royal Bank of Canada		DKK	12,250	USD	2,049	06/20/18	56
Royal Bank of Canada		EUR	400	USD	497	06/20/18	12
Royal Bank of Canada		EUR	705	USD	878	06/20/18	24
Royal Bank of Canada		GBP	8,527	USD	11,876	06/20/18	109
Royal Bank of Canada		JPY	365,385	USD	3,461	06/20/18	107
Royal Bank of Canada		NOK	15,888	USD	2,037	06/20/18	53
Royal Bank of Canada		SEK	11,750	USD	1,436	06/20/18	89
State Street		USD	1,531	CAD	2,000	06/20/18	29
State Street		SEK	3,000	USD	368	06/20/18	24
UBS		USD	7,970	AUD	10,210	06/20/18	(282)
UBS		USD	9,483	CAD	12,210	06/20/18	37
UBS		USD	12,477	EUR	10,000	06/20/18	(357)
UBS		USD	4,743	GBP	3,404	06/20/18	(46)
UBS		USD	16,583	JPY	1,747,910	06/20/18	(540)
UBS		CHF	9,430	USD	10,047	06/20/18	491
UBS		DKK	12,250	USD	2,052	06/20/18	59
UBS		EUR	705	USD	880	06/20/18	25
UBS		GBP	8,527	USD	11,882	06/20/18	116
UBS		JPY	365,385	USD	3,466	06/20/18	113
UBS		NOK	15,888	USD	2,037	06/20/18	53
UBS		SEK	11,750	USD	1,436	06/20/18	89
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							(1,759)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)		Total	% of Net Assets
Common Stocks
Argentina	$4,011	$—		$—	$—	$4,011	0.3
Australia	—	18,405		—	—	18,405	1.4
Austria	—	5,188		—	—	5,188	0.4
Belgium	—	8,915		—	—	8,915	0.7
Bermuda	332	638		—	—	970	0.1

See accompanying notes which are an integral part of the financial statements.

268 Tax-Managed International Equity Fund

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Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Brazil	35,015	—	—	—	35,015	2.7
Canada	40,786	—	—	—	40,786	3.1
Chile	1,793	—	—	—	1,793	0.1
China	20,499	79,232	—	—	99,731	7.7
Curacao	—	60	—	—	60	— *
Denmark	—	15,240	—	—	15,240	1.2
Egypt	—	2,057	—	—	2,057	0.2
Finland	—	3,031	—	—	3,031	0.2
France	—	94,567	—	—	94,567	7.3
Germany	—	47,789	—	—	47,789	3.7
Greece	—	4,081	—	—	4,081	0.3
Hong Kong	6,253	34,630	—	—	40,883	3.1
Hungary	—	2,516	—	—	2,516	0.2
India	12,541	17,481	—	—	30,022	2.3
Indonesia	—	2,980	—	—	2,980	0.2
Ireland	7,131	2,450	—	—	9,581	0.7
Israel	—	1,287	—	—	1,287	0.1
Italy	—	20,814	—	—	20,814	1.6
Japan	—	148,262	—	—	148,262	11.4
Jersey	—	2,797	—	—	2,797	0.2
Luxembourg	2,534	2,266	—	—	4,800	0.4
Malaysia	—	716	—	—	716	0.1
Mexico	14,241	—	—	—	14,241	1.1
Netherlands	1,466	21,886	—	—	23,352	1.8
New Zealand	—	143	—	—	143	— *
Norway	—	5,860	—	—	5,860	0.5
Panama	1,115	—	—	—	1,115	0.1
Peru	1,827	—	—	—	1,827	0.1
Philippines	—	1,124	—	—	1,124	0.1
Poland	—	1,172	—	—	1,172	0.1
Portugal	—	833	—	—	833	0.1
Russia	293	21,826	—	—	22,119	1.7
Singapore	—	17,268	—	—	17,268	1.3
South Africa	—	8,539	—	—	8,539	0.7
South Korea	2,426	58,190	16,429	—	77,045	5.9
Spain	—	12,660	—	—	12,660	1.0
Sweden	—	21,111	—	—	21,111	1.6
Switzerland	856	77,360	—	—	78,216	6.0
Taiwan	12,875	16,041	—	—	28,916	2.2
Thailand	—	6,440	—	—	6,440	0.5

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Turkey	449	8,023	—	—	8,472	0.7
United Arab Emirates	—	4,724	—	—	4,724	0.4
United Kingdom	4,754	178,150	5	—	182,909	14.0
United States	15,289	1,622	—	—	16,911	1.3
Virgin Islands, British	706	321	—	—	1,027	0.1
Preferred Stocks	348	11,112	7,656	—	19,116	1.5
Warrants & Rights	—	3,978	—	—	3,978	0.3
Short-Term Investments	—	—	—	68,460	68,460	5.3
Total Investments	187,540	993,785	24,090	68,460	1,273,875	98.1
Other Assets and Liabilities, Net						1.9
						100.0

Other Financial Instruments
Assets
Futures Contracts	9,408	—	—	—	9,408	0.7
Foreign Currency Exchange Contracts	—	4,174	—	—	4,174	0.3

Liabilities
Futures Contracts	(2,583)	—	—	—	(2,583)	(0.2)
Foreign Currency Exchange Contracts	—	(5,933)	—	—	(5,933)	(0.5)
Total Other Financial Instruments**	$6,825	$(1,759)	$—	$—	$5,066

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

270 Tax-Managed International Equity Fund

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Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended April 30,
2018 were as follows:

										Net Change
										in Unrealized
										Appreciation/
						Net	Net	Net Change		(Depreciation)
	Beginning			Accrued		Transfers	Transfers in	Unrealized	Ending	on Investments
	Balance	Gross	Gross	Discounts/	Realized	Realized	out of	Appreciation/	Balance of	held as of
Category and Subcategory	10/31/2017	Purchases	Sales	(Premiums)	Gain (Loss)	3	Level 3	(Depreciation)	4/30/2018	4/30/2018
Securities
Common Stocks	$1,458	$5	$1,278	$—	$(224)	$16,429	$—	$44	$16,434	$8,401
Preferred Stocks	—	—	—	—	—	7,656	—	—	7,656	—
Total Investments	1,458	5	1,278	—	(224)	24,085	—	44	24,090	8,401

Amounts in thousands
				Fair Value
Industry Exposure				$
Consumer Discretionary				155,469
Consumer Staples				90,822
Energy				83,896
Financial Services				302,232
Health Care				79,400
Materials and Processing				116,445
Producer Durables				155,530
Short-Term Investments				68,460
Technology				152,626
Utilities				65,017
Warrants and Rights				3,978
Total Investments				1,273,875

See accompanying notes which are an integral part of the financial statements.

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Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$4,174
Receivable from Broker for Futures*	9,408	—
Total	$9,408	$4,174

Location: Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures*	$2,583	$—
Unrealized depreciation on foreign currency exchange contracts	—	5,933
Total	$2,583	$5,933
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(2,668)	$—
Foreign currency exchange contracts	—	(2,190)
Total	$(2,668)	$(2,190)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$1,114	$—
Foreign currency exchange contracts	—	2,940
Total	$1,114	$2,940

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

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Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$4,174	$—	$4,174
Futures Contracts	Receivable from Broker for Futures	11,080	—	11,080
Total Financial and Derivative Assets		15,254	—	15,254
Financial and Derivative Assets not subject to a netting agreement		(11,080)	—	(11,080)
Total Financial and Derivative Assets subject to a netting agreement		$4,174	$—	$4,174

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of Montreal	$959	$959	$—	$—
Brown Brothers Harriman	281	281	—	—
Citigroup	941	941	—	—
Royal Bank of Canada	957	957	—	—
State Street	53	—	—	53
UBS	983	983	—	—
Total	$4,174	$4,121	$—	$53

See accompanying notes which are an integral part of the financial statements.

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Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures	$2,969	$—	$2,969
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	5,933	—	5,933
Total Financial and Derivative Liabilities		8,902	—	8,902
Financial and Derivative Liabilities not subject to a netting agreement		(2,970)	—	(2,970)
Total Financial and Derivative Liabilities subject to a netting agreement		$5,932	$—	$5,932

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of Montreal	$1,168	$959	$—	$209
Brown Brothers Harriman	1,195	281	—	914
Citigroup	1,160	941	—	219
Royal Bank of Canada	1,183	957	—	226
UBS	1,226	983	—	243
Total	$5,932	$4,121	$—	$1,811

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

274 Tax-Managed International Equity Fund

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Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,034,516
Investments, at fair value(>)	1,273,875
Foreign currency holdings(^)	4,688
Unrealized appreciation on foreign currency exchange contracts	4,174
Receivables:
Dividends and interest	3,694
Dividends from affiliated funds	75
Fund shares sold	4,287
Foreign capital gains taxes recoverable	1,245
From broker(a)(b)	19,628
Prepaid expenses	9
Total assets	1,311,675

Liabilities
Payables:
Due to broker (c)(d)	5,362
Investments purchased	5
Fund shares redeemed	362
Accrued fees to affiliates	1,089
Other accrued expenses	97
Deferred capital gains tax liability	341
Unrealized depreciation on foreign currency exchange contracts	5,933
Total liabilities	13,189

Net Assets	$1,298,486

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$6,650
Accumulated net realized gain (loss)	(82,550)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	239,017
Investments in affiliated funds	1
Futures contracts	6,825
Foreign currency exchange contracts	(1,759)
Foreign currency-related transactions	(50)
Shares of beneficial interest	1,145
Additional paid-in capital	1,129,207
Net Assets	$1,298,486

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.30
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.99
Class A — Net assets	$14,597,681
Class A — Shares outstanding ($. 01 par value)	1,291,561
Net asset value per share: Class C(#)	$11.22
Class C — Net assets	$5,203,355
Class C — Shares outstanding ($. 01 par value)	463,676
Net asset value per share: Class E(#)	$11.43
Class E — Net assets	$592,684
Class E — Shares outstanding ($. 01 par value)	51,833
Net asset value per share: Class M(#)	$11.35
Class M — Net assets	$86,112,749
Class M — Shares outstanding ($. 01 par value)	7,588,277
Net asset value per share: Class S(#)	$11.35
Class S — Net asset	$1,191,979,558
Class S — Shares outstanding ($. 01 par value)	105,056,417
Amounts in thousands
(^) Foreign currency holdings - cost	$4,776
(>) Investments in affiliates, U. S. Cash Management Fund	$68,460

(a) Receivable from Broker for Futures	$8,548
(b) Receivable Variation Margin for Futures	$11,080
(c) Due to Broker for Futures	$2,393
(d) Payables Variation Margin for Futures	$2,969
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

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Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$15,167
Dividends from affiliated funds	426
Less foreign taxes withheld	(1,590)
Total investment income	14,003

Expenses
Advisory fees	5,106
Administrative fees	288
Custodian fees	180
Distribution fees - Class A	16
Distribution fees - Class C	18
Transfer agent fees - Class A	13
Transfer agent fees - Class C	4
Transfer agent fees - Class E	1
Transfer agent fees - Class M	74
Transfer agent fees - Class S	1,109
Professional fees	48
Registration fees	66
Shareholder servicing fees - Class C	6
Shareholder servicing fees - Class E	1
Trustees’ fees	15
Printing fees	26
Miscellaneous	9
Expenses before reductions	6,980
Expense reductions	(429)
Net expenses	6,551
Net investment income (loss)	7,452

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(9,842)
Investments in affiliated funds	(10)
Futures contracts	(2,668)
Foreign currency exchange contracts	(2,190)
Foreign currency-related transactions	23
Net realized gain (loss)	(14,687)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	28,207
Investments in affiliated funds	1
Futures contracts	1,114
Foreign currency exchange contracts	2,940
Foreign currency-related transactions	7
Net change in unrealized appreciation (depreciation)	32,269
Net realized and unrealized gain (loss)	17,582
Net Increase (Decrease) in Net Assets from Operations	$25,034

See accompanying notes which are an integral part of the financial statements.

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Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,452	$12,703
Net realized gain (loss)	(14,687)	13,893
Net change in unrealized appreciation (depreciation)	32,269	163,619
Net increase (decrease) in net assets from operations	25,034	190,215

Distributions
From net investment income
Class A	(112)	(92)
Class C	(29)	(39)
Class E	(—)**	(652)
Class M(1)	(1,017)	—
Class S	(14,047)	(13,555)
Net decrease in net assets from distributions	(15,205)	(14,338)

Share Transactions*
Net increase (decrease) in net assets from share transactions	192,784	290,250
Total Net Increase (Decrease) in Net Assets	202,613	466,127

Net Assets
Beginning of period	1,095,873	629,746
End of period	$1,298,486	$1,095,873
Undistributed (overdistributed) net investment income included in net assets	$6,650	$14,403

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

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Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	525	$5,964	575	$5,846
Proceeds from reinvestment of distributions	9	107	9	84
Payments for shares redeemed	(156)	(1,768)	(100)	(1,033)
Net increase (decrease)	378	4,303	484	4,897
Class C
Proceeds from shares sold	132	1,485	214	2,148
Proceeds from reinvestment of distributions	2	28	4	37
Payments for shares redeemed	(64)	(731)	(92)	(910)
Net increase (decrease)	70	782	126	1,275
Class E
Proceeds from shares sold	—	—	134	1,212
Proceeds from reinvestment of distributions	—	—	73	651
Payments for shares redeemed	(9)	(109)	(3,739)	(34,581)
Net increase (decrease)	(9)	(109)	(3,532)	(32,718)
Class M(1)
Proceeds from shares sold	3,212	36,720	5,399	58,544
Proceeds from reinvestment of distributions	91	1,017	—	—
Payments for shares redeemed	(946)	(10,867)	(167)	(1,825)
Net increase (decrease)	2,357	26,870	5,232	56,719
Class S
Proceeds from shares sold	22,128	253,077	45,741	453,844
Proceeds from reinvestment of distributions	1,246	13,982	1,509	13,490
Payments for shares redeemed	(9,277)	(106,121)	(20,365)	(207,257)
Net increase (decrease)	14,097	160,938	26,885	260,077
Total increase (decrease)	16,893	$192,784	29,195	$290,250

(1) For the period March 16, 2017 (inception date) to October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class A
April 30, 2018*	11.18	. 06	. 19	. 25	(. 13)	(. 13)
October 31, 2017	9.19	. 13	2.05	2.18	(. 19)	(. 19)
October 31, 2016	9.09	. 13	. 02	. 15	(. 05)	(. 05)
October 31, 2015(4)	10.00	. 03	(. 94)	(. 91)	—	—

Class C
April 30, 2018*	11.09	. 01	. 19	. 20	(. 07)	(. 07)
October 31, 2017	9.11	. 05	2.06	2.11	(. 13)	(. 13)
October 31, 2016	9.06	. 06	. 02	. 08	(. 03)	(. 03)
October 31, 2015(4)	10.00	(. 01)	(. 93)	(. 94)	—	—

Class E
April 30, 2018*	11.19	. 05	. 19	. 24	—	—(f)
October 31, 2017	9.18	—(f)	2.19	2.19	(. 18)	(. 18)
October 31, 2016	9.09	. 12	. 02	. 14	(. 05)	(. 05)
October 31, 2015(4)	10.00	. 02	(. 93)	(. 91)	—	—

Class M
April 30, 2018*	11.25	. 08	. 19	. 27	(. 17)	(. 17)
October 31, 2017(9)	9.77	. 08	1.40	1.48	—	—

Class S
April 30, 2018*	11.23	. 07	. 20	. 27	(. 15)	(. 15)
October 31, 2017	9.21	. 15	2.07	2.22	(. 20)	(. 20)
October 31, 2016	9.10	. 15	. 01	. 16	(. 05)	(. 05)
October 31, 2015(4)	10.00	. 04	(. 94)	(. 90)	—	—

See accompanying notes which are an integral part of the financial statements.

280 Tax-Managed International Equity Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

11.30	2.24	14,598	1.41	1.34	1.08	19
11.18	24.26	10,216	1.43	1.34	1.24	25
9.19	1.71	3,943	1.48	1.34	1.43	85
9.09	(9.10)	935	1.50	1.34	. 66	79

11.22	1.79	5,203	2.16	2.09	. 23	19
11.09	23.54	4,362	2.18	2.09	. 46	25
9.11	. 89	2,441	2.23	2.09	. 71	85
9.06	(9.40)	1,239	2.25	2.09	(. 16)	79

11.43	2.06	592	1.41	1.34	. 86	19
11.19	24.35	683	1.42	1.33	(. 03)	25
9.18	1.59	32,989	1.48	1.34	1.38	85
9.09	(9.10)	29,334	1.53	1.34	. 59	79

11.35	2.47	86,113	1.16	. 99	1.39	19
11.25	15.15	58,830	1.19	. 99	1.23	25

11.35	2.42	1,191,980	1.16	1.09	1.24	19
11.23	24.69	1,021,782	1.18	1.09	1.52	25
9.21	1.83	590,373	1.23	1.09	1.66	85
9.10	(9.00)	414,357	1.24	1.09	. 94	79

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 281

Russell Investment Company
Tax-Managed International Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:
Advisory fees	$826,517
Administration fees	50,499
Distribution fees	6,146
Shareholder servicing fees	1,174
Transfer agent fees	203,510
Trustee fees	1,589
$1,089,435

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
Beginning of			Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$46,403	$278,837	$256,771	$(10	) $	1	$68,460	$426	$—
	$46,403	$278,837	$256,771	$(10	) $	1	$68,460	$426	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$1,044,981,618
Unrealized Appreciation	$250,754,516
Unrealized Depreciation	(16,795,700)
Net Unrealized Appreciation (Depreciation)	$233,958,816

See accompanying notes which are an integral part of the financial statements.

282 Tax-Managed International Equity Fund

Russell Investment Company
Global Opportunistic Credit Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$1,001.30	$1,018.94
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.86	$5.91

Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.18%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2018	$996.80	$1,015.22
	Expenses Paid During Period*	$9.56	$9.64
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.93%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2017	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2018	$1,000.20	$1,018.94
of other funds.	Expenses Paid During Period*	$5.85	$5.91

* Expenses are equal to the Fund's annualized expense ratio of 1.18%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Global Opportunistic Credit Fund 283

Russell Investment Company
Global Opportunistic Credit Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,001.70	$1,020.43
Expenses Paid During Period*	$4.37	$4.41

* Expenses are equal to the Fund's annualized expense ratio of 0.88%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,002.50	$1,020.18
Expenses Paid During Period*	$4.62	$4.66

* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,000.80	$1,020.58
Expenses Paid During Period*	$4.22	$4.26

* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

284 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Long-Term Fixed Income Investments - 83.1%				Belgium - 0.2%
Argentina - 1.2%				Belfius Bank SA
Argentine Bonos del Tesoro				Series EMTn
15.500% due 10/17/26	ARS	3,780	173	5.348% due 12/31/99 (Å)(ƒ)	EUR	600	771
Argentine Republic Government
International Bond				BNP Paribas Fortis SA
5.875% due 01/11/28		100	92	1.671% due 12/29/49 (Ê)	EUR	1,000	1,078
Series dscEUR							1,849
7.820% due 12/31/33	EUR	1,927	2,548	Bermuda - 0.1%
Series EURGDP				Catlin Insurance Co. , Ltd.
12.169% due 12/15/35 (Ê)	EUR	40,000	3,913	5.330% due 12/31/49 (ƒ)(Þ)		750	745
Series WI.
7.625% due 04/22/46		1,268	1,224	Brazil - 1.6%
Generacion Mediterranea SA /				Banco do Brasil SA
Generacion Frias SA				Series REGS
9.625% due 07/27/23 (Þ)		150	163	9.250% due 10/29/49 (Ê)(ƒ)		579	618
Series REGS				Brazil Letras do Tesouro Nacional
9.625% due 07/27/23		400	435	Series LTN
Provincia de Buenos Aires				11.363% due 01/01/20	BRL	11,330	2,892
7.875% due 06/15/27 (Þ)		300	304	46.552% due 07/01/21	BRL	1,500	333
YPF SA				Brazil Notas do Tesouro Nacional
8.750% due 04/04/24 (Þ)		1,000	1,102	Series NTNB
Series REGS				6.000% due 05/15/35	BRL	400	393
8.500% due 07/28/25		753	822	6.000% due 08/15/50	BRL	560	550
6.950% due 07/21/27		34	33	Series NTNF
7.000% due 12/15/47		122	108	10.000% due 01/01/21	BRL	4,400	1,359
			10,917	10.000% due 01/01/23	BRL	9,010	2,759
Australia - 0.3%				10.000% due 01/01/25	BRL	1,310	397
Aristocrat International Pty, Ltd. 1st Lien				10.000% due 01/01/27	BRL	5,270	1,584
Term Loan B				BRF SA
4.359% due 10/19/24 (Ê)		249	251	Series REGS
Australia & New Zealand Banking				2.750% due 06/03/22	EUR	350	408
Group, Ltd.
2.831% due 08/19/20 (Ê)(Þ)		1,000	1,005	Cemig Geracao e Transmissao SA
				Series REGS
National Australia Bank , Ltd.				9.250% due 12/05/24		597	644
2.747% due 12/09/19 (Ê)(Þ)		250	252
National Australia Bank, Ltd.				Letra Tesouro Nacional Bills
2.839% due 05/22/20 (Ê)(Þ)		1,200	1,206	Series LTN
				42.483% due 07/01/20	BRL	3,960	968
			2,714
Austria - 0.1%				Nota do Tesouro Nacional
				Series NTNF
Raiffeisen Bank International AG				10.000% due 01/01/29	BRL	400	119
4.500% due 12/31/99 (ƒ)	EUR	400	444
				Vale SA
6.125% due 12/31/99(ƒ)	EUR	400	507	5.625% due 09/11/42		600	622
Raiffeisenlandesbank Niederoesterreich-
Wien AG				Votorantim Cimentos SA
5.875% due 11/27/23	EUR	200	278	Series REGS

			1,229	3.500% due 07/13/22	EUR	400	510
Azerbaijan - 0.2%							14,156
State Oil Co. of the Azerbaijan Republic				Canada - 2.4%
				1011778 BC Unlimited Liability Co.
Series EMTN				Term Loan B2
4.750% due 03/13/23		1,000	996	4.625% due 01/15/22 (Þ)		547	548
State Oil Company of Azerbaijan				Arterra Wines Canada, Inc. 1st Lien
Republic				Term Loan B1
6.950% due 03/18/30		731	785	5.109% due 12/15/23 (Ê)		128	128
			1,781	Bank of Montreal
Bahrain - 0.2%				Series MTN
Bahrain Government International Bond				3.005% due 07/18/19 (Ê)		1,100	1,106
7.000% due 01/26/26 (Þ)		2,000	1,982	Brookfield Residential Properties, Inc.

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 285

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
6.375% due 05/15/25 (Þ)	487	494	5.160% due 05/24/24 (Ê)		243	245
Canadian Oil Sands, Ltd.						20,969
6.000% due 04/01/42 (Þ)	491	536	Cayman Islands - 0.7%
Cogeco Communications, Inc.			Caixa Geral De Depositos Finance Co.
4.875% due 05/01/20 (Þ)	494	496	1.471% due 06/29/49 (Å)(Ê)(ƒ)	EUR	75	71
First Quantum Minerals, Ltd.			Emirates NBD Tier 1, Ltd.
7.250% due 05/15/22 (Þ)	450	454	5.750% due 05/29/49 (Ê)(ƒ)		712	717
7.250% due 04/01/23 (Þ)	580	578	Golub Capital Partners CLO, Ltd.
6.500% due 03/01/24 (Þ)	800	760	Series 2017-19RA Class D
6.875% due 03/01/26 (Þ)	466	443	8.862% due 07/26/29 (Ê)(Þ)		616	617
Garda World Security Corp. Term Loan B			Lamar Funding, Ltd.
5.506% due 05/26/24 (Ê)	208	210	Series REGS
7.250% due 05/26/24 (Ê)	1	1	3.958% due 05/07/25		1,090	962
GFL Environmental, Inc.			OmGrid Funding, Ltd.
5.625% due 05/01/22 (Þ)	102	102	Series REGS
Jupiter Resources, Inc.			5.196% due 05/16/27		927	869
8.500% due 10/01/22 (Þ)	3,948	1,717	Saudi Electricity Global Sukuk Co.
Kinross Gold Corp.			Series REGS
4.500% due 07/15/27 (Þ)	997	938	5.500% due 04/08/44		650	659
Series WI			TIAA CLO I, Ltd.
5.950% due 03/15/24	736	767
Lions Gate Entertainment Corp. Term			Series 2016-1A Class E1
Loan B			10.409% due 07/20/28 (Ê)(Þ)		683	687
4.148% due 03/19/25 (Ê)	250	251	Venture XXIX CLO, Ltd.
MEG Energy Corp.			Series 2017-29A Class E
6.375% due 01/30/23 (Þ)	480	432	8.593% due 09/07/30 (Ê)(Þ)		544	538
7.000% due 03/31/24 (Þ)	640	573	Voya CLO, Ltd.
Mercer International, Inc.			Series 2018-1A Class ER2
Series WI			10.709% due 04/18/31 (Ê)(Þ)		325	312
6.500% due 02/01/24	1,340	1,394	Zais CLO 5, Ltd.
National Bank of Canada			Series 2016-2A Class C
2.563% due 05/08/19 (Ê)(~)	1,500	1,499	6.848% due 10/15/28 (Ê)(Þ)		1,000	1,005
New Gold, Inc.						6,437
6.250% due 11/15/22 (Þ)	52	53	Chile - 0.3%
Norbord, Inc.			Bonos de la Tesoreria de la Republica
6.250% due 04/15/23 (Þ)	460	487	en pesos
Open Text Corp.			Series 30YR
5.875% due 06/01/26 (Þ)	297	308	6.000% due 01/01/49	CLP	525,000	983
Parq Holdings, LP Term Loan			Chile Government International Bond
9.802% due 12/17/20 (Ê)	1,781	1,785	5.000% due 03/01/35	CLP	180,000	299
			Empresa de Transporte de Pasajeros
Province of Ontario Canada			Metro SA
1.650% due 09/27/19	600	592	Series REGS
Quebecor Media, Inc.			5.000% due 01/25/47		968	983
5.750% due 01/15/23	486	498	Empresa Nacional del Petroleo
Sandvine Corp. 1st Lien Term Loan B			Series REGS
8.052% due 09/21/22 (Ê)	182	182	4.500% due 09/14/47		275	251
Teck Resources, Ltd.						2,516
6.000% due 08/15/40	455	474	China - 0.2%
Teine Energy, Ltd.
6.875% due 09/30/22 (Þ)	670	685	China Evergrande Group
			9.500% due 03/29/24		500	502
Titan Acquisition, Ltd.			8.750% due 06/28/25		596	572
7.750% due 04/15/26 (Þ)	910	907
			Country Garden Holdings Co. , Ltd.
Toronto-Dominion Bank (The)
2.700% due 05/01/20 (Ê)	835	822	Series REGS
			7.250% due 04/04/21		300	308
Videotron, Ltd.
5.000% due 07/15/22	494	504	Greenland Global Investment, Ltd.
			4.375% due 07/03/19		570	565
Yonkers Racing Corp. Term Loan B
						1,947
See accompanying notes which are an integral part of the financial statements.

286 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Colombia - 1.2%				16.950% due 02/04/22	DOP	1,300	33
Colombia Government International				10.500% due 04/07/23	DOP	6,000	130
Bond
7.750% due 04/14/21	COP	1,552,000	580	Dominican Republic International Bond
				7.450% due 04/30/44 (Þ)		1,000	1,095
3.875% due 04/25/27		300	290	6.850% due 01/27/45 (Þ)		2,000	2,065
9.850% due 06/28/27	COP	977,000	441
7.375% due 09/18/37		1,000	1,267				3,371
6.125% due 01/18/41		600	678	Ecuador - 0.1%
5.000% due 06/15/45		500	495	EP Petroecuador
Colombian TES				Series REGS
Series B				7.925% due 09/24/19 (Ê)		983	983
7.000% due 09/11/19	COP	2,188,000	804
10.000% due 07/24/24	COP	2,154,000	927	Egypt - 0.4%
7.500% due 08/26/26	COP	1,141,000	438	Egypt Government International Bond
6.000% due 04/28/28	COP	4,839,000	1,667	5.875% due 06/11/25 (Þ)		500	491
Colombian Titulos de Tesoreria				6.875% due 04/30/40 (Þ)		3,000	2,850
Series B							3,341
11.000% due 07/24/20	COP	2,725,000	1,092	El Salvador - 0.3%
7.000% due 05/04/22	COP	1,635,000	614	El Salvador Government International
				Bond
Ecopetrol SA
5.875% due 09/18/23		300	320	Series REGS
				7.375% due 12/01/19		1,000	1,032
7.375% due 09/18/43		755	861	5.875% due 01/30/25		1,500	1,470
5.875% due 05/28/45		106	102	7.650% due 06/15/35		498	518
			10,576
Costa Rica - 0.3%							3,020
				Ethiopia - 0.1%
Banco Nacional de Costa Rica				Ethiopia International Bond
Series REGS				6.625% due 12/11/24 (Þ)		1,000	1,011
6.250% due 11/01/23		335	347
Costa Rica Government International
Bond				Finland - 0.1%
7.000% due 04/04/44 (Þ)		2,000	1,995	Nokia OYJ
Instituto Costarricense de Electricidad				6.625% due 05/15/39		411	428
Series REGS				Teollisuuden Voima OYJ
6.375% due 05/15/43		853	735	2.125% due 02/04/25	EUR	690	831
			3,077				1,259
Czech Republic - 0.2%				France - 1.8%
CEZ AS				Albea Beauty Holdings SA Term Loan
Series REGS				5.295% due 04/22/24 (Ê)		120	121
5.625% due 04/03/42		383	414	AXA SA
Czech Republic Government				5.500% due 07/29/49 (ƒ)		900	900
International Bond				BNP Paribas SA
Series 78				6.500% due 06/29/49 (ƒ)		1,400	1,421
2.500% due 08/25/28	CZK	34,060	1,723	4.875% due 12/29/49 (ƒ)	EUR	1,582	1,952
			2,137	Casino Guichard Perrachon SA
Denmark - 0.4%				4.498% due 03/07/24	EUR	700	894
Danske Bank A/S				4.048% due 08/05/26	EUR	100	122
2.831% due 03/02/20 (Þ)		1,200	1,206	Casino Guichard-Perrachon SA
6.125% due 12/31/99 (ƒ)		400	405	5.244% due 03/09/20	EUR	600	781
Saxo Bank A/S				Credit Agricole SA
9.750% due 12/31/99 (Å)(ƒ)	EUR	500	652	Series REGS
Welltec A/S				6.625% due 09/29/49 (Ê)(ƒ)		750	768
9.500% due 12/01/22 (Þ)		1,350	1,367	7.875% due 12/29/49 (Ê)(ƒ)		400	434
			3,630	La Financiere Atalian
Dominican Republic - 0.4%				Series REGS
Dominican Republic Government				6.625% due 05/15/25	GBP	400	557
International Bond				La Mondiale SAM
Series REGS				2.371% due 10/29/49 (Å)(Ê)(ƒ)	EUR	750	856
15.950% due 06/04/21	DOP	2,000	48	1.801% due 11/29/49 (Å)(Ê)(ƒ)	EUR	500	574

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 287

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Numericable Group SA Term Loan B12				K+S AG
5.348% due 01/05/26 (Ê)		497	489	3.000% due 06/20/22	EUR	500	645
Orano SA				METRO AG
3.250% due 09/04/20	EUR	800	1,019	1.375% due 10/28/21	EUR	300	373
Series EMTn				METRO Wholesale & Food Specialist
3.125% due 03/20/23	EUR	700	869	AG
PSA Tresorerie GIE				1.500% due 03/19/25	EUR	757	892
6.000% due 09/19/33	EUR	717	1,105	Norddeutsche Landesbank Girozentrale
SFR Group SA				6.000% due 06/29/20	EUR	702	910
6.250% due 05/15/24 (Þ)		165	157	Nordex SE
Societe Generale SA				Series REGS
9.375% due 09/29/49 (Ê)(ƒ)	EUR	250	337	6.500% due 02/01/23	EUR	600	675
Series REGS				RWE AG
6.750% due 12/31/99 (ƒ)		300	298	Series EMTn
Solvay Finance SA				2.750% due 04/21/75 (Ê)	EUR	700	871
4.199% due 05/29/49 (Ê)(ƒ)	EUR	220	275	Solvay Acetow GMBH Term Loan
5.425% due 11/29/49 (Ê)(ƒ)	EUR	732	1,025	7.953% due 05/31/23 (Ê)		247	248
Total Capital International SA							10,872
2.528% due 06/19/19 (Ê)		500	502	Ghana - 0.1%
Vallourec SA				Ghana Government International Bond
3.250% due 08/02/19	EUR	500	621	8.125% due 01/18/26 (Þ)		700	748
			16,077	10.750% due 10/14/30 (Þ)		250	323
Gabon - 0.1%				Ghana Government International Bonds
Gabon Government International Bond				Series 2YR
6.375% due 12/12/24 (Þ)		500	487	19.950% due 05/06/19	GHS	160	37
							1,108
Georgia - 0.1%				Greece - 0.2%
Georgian Railway LLC				Hellenic Republic Government Bond
Series REGS				Series PSI
7.750% due 07/11/22		750	804	3.650% due 02/24/20 (Ê)	EUR	750	817
				3.650% due 02/24/35 (Ê)	EUR	850	1,018
Germany - 1.2%							1,835
Bilfinger SE				Guernsey - 0.1%
2.375% due 12/07/19	EUR	817	1,017	Summit Germany, Ltd.
Bundesrepublik Deutschland				Series REGS
Series 0001				2.000% due 01/31/25	EUR	400	469
0.250% due 02/15/27	EUR	150	178
Bundesrepublik Deutschland Bond				Honduras - 0.1%
Series NCD				Honduras Government International
1.250% due 08/15/48	EUR	100	121	Bond
CBR Fashion Finance BV				Series REGS
Series REGS				7.500% due 03/15/24		500	542
5.125% due 10/01/22	EUR	200	211
				Hong Kong - 0.1%
Deutsche Bank AG				Industrial & Commercial Bank of China,
2.750% due 02/17/25	EUR	1,095	1,331	Ltd.
4.500% due 04/01/25		797	772	4.250% due 12/29/49 (Ê)(ƒ)		631	601
Deutsche Pfandbriefbank AG
4.600% due 02/22/27	EUR	400	520	Hungary - 0.2%
Grenke AG				Hungary Government International Bond
7.000% due 12/31/99 (ƒ)	EUR	400	544	5.750% due 11/22/23		500	546
HSH Nordbank AG				5.375% due 03/25/24		650	699
7.250% due 06/29/49 (Ê)(ƒ)		500	245	7.625% due 03/29/41		250	352
HT1 Funding GmbH				OTP Bank Nyrt
Series .				2.671% due 11/29/49 (Ê)(ƒ)	EUR	500	578
1.842% due 07/29/49 (Ê)(ƒ)	EUR	500	591				2,175
IKB Deutsche Industriebank AG				India - 0.0%
4.000% due 01/31/28 (Ê)	EUR	600	728	State Bank of India

288 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
5.500% due 09/29/49 (Ê)(ƒ)		200	201	Banca Popolare dell'Alto Adige SCpA
				5.625% due 10/06/27 (Ê)	EUR	234	283
Indonesia – 1.0%				Banca Popolare di Milano Scarl
Indonesia Government Treasury Bonds				7.125% due 03/01/21	EUR	606	816
Series FR74				Banco Popolare SC
7.500% due 08/15/32	IDR	9,563,000	700	6.375% due 05/31/21	EUR	576	762
Indonesia Treasury Bond				Iccrea Banca SpA
Series FR56				1.875% due 11/25/19	EUR	320	393
8.375% due 09/15/26	IDR	12,826,000	997	Intesa Sanpaolo SpA
Series FR61				5.000% due 09/23/19	EUR	750	963
7.000% due 05/15/22	IDR	5,869,000	428	5.150% due 07/16/20	EUR	700	926
Series FR68				6.625% due 09/13/23	EUR	610	912
8.375% due 03/15/34	IDR	8,809,000	689	5.017% due 06/26/24 (Þ)		608	595
Series FR70				7.000% due 12/29/49 (Ê)(ƒ)	EUR	600	795
8.375% due 03/15/24	IDR	11,659,000	899	Leonardo SpA
Series FR71				5.250% due 01/21/22	EUR	610	854
9.000% due 03/15/29	IDR	22,621,000	1,860	4.875% due 03/24/25	EUR	502	724
Series FR73				Mediobanca Banca di Credito
8.750% due 05/15/31	IDR	14,143,000	1,141	Finanziario SpA

Pertamina Persero PT				5.750% due 04/18/23	EUR	471	670
Series REGS
6.450% due 05/30/44		1,200	1,325	Mediobanca SpA
				5.000% due 11/15/20	EUR	400	534
Perusahaan Listrik Negara PT				Societa Cattolica di Assicurazioni-
Series REGS				Societa Cooperativa
5.250% due 10/24/42		657	627	4.250% due 12/14/47 (Ê)	EUR	400	490
			8,666	Telecom Italia SpA
Iraq - 0.2%				5.875% due 05/19/23	GBP	650	1,025
Iraq International Bond				5.250% due 03/17/55	EUR	100	138
Series REGS				UniCredit SpA
5.800% due 01/15/28		1,750	1,651	6.950% due 10/31/22	EUR	640	947
				5.750% due 10/28/25 (Ê)	EUR	694	926
Ireland - 0.4%				5.375% due 12/31/99 (ƒ)	EUR	500	603
Allied Irish Banks PLC				UnipolSai SpA
0.422% due 10/24/35 (Å)(Ê)	EUR	600	362	5.750% due 12/31/49 (ƒ)	EUR	500	632
Avolon LLC Term Loan B							14,239
4.575% due 04/03/22 (Ê)		372	373	Japan - 0.6%
Endo, Ltd. / Endo Finance LLC / Endo
Finco, Inc.				Mizuho Bank, Ltd.
6.000% due 07/15/23 (Þ)		970	706	Series YCD
Fly Leasing, Ltd.				2.708% due 10/01/19 (Ê)(~)		1,800	1,802
Series 0005				SoftBank Group Corp.
5.250% due 10/15/24		116	112	4.500% due 04/15/20 (Þ)		1,163	1,194
Governor & Co.				Series REGS
4.250% due 06/11/24 (Ê)	EUR	750	941	4.625% due 04/15/20	EUR	410	539
Park Aerospace Holdings, Ltd.				Sumitomo Mitsui Banking Corp.
5.250% due 08/15/22 (Þ)		343	341	Series YCD
VTB Bank				2.803% due 05/15/19 (Ê)(~)		1,700	1,704
Series REGS							5,239
9.500% due 12/31/49 (ƒ)		693	727	Jersey - 0.6%
			3,562	AA Bond Co. , Ltd.
Isle of Man - 0.0%				Series REGS
GVC Holdings PLC Term Loan B2				5.500% due 07/31/22	GBP	900	1,165
4.401% due 03/15/24 (Ê)		94	94	DZ Bank Perpetual Funding Issuer, Ltd.
				0.473% due 12/31/99 (Å)(ƒ)	EUR	650	726
Italy - 1.6%				Galaxy Finco, Ltd.
Banca Farmafactoring SpA				Series REGS
5.875% due 03/02/27 (Ê)	EUR	200	251	7.875% due 11/15/21	GBP	1,200	1,627

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 289

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
HBOS Sterling Finance Jersey, LP				10.126% due 04/28/22 (Ê)		1,060	900
7.881% due 12/29/49 (Ê)(ƒ)	GBP	612	1,218	Garfunkelux Holdco 2 SA
Main Capital Funding II, LP				Series REGS
5.750% due 12/29/49 (ƒ)	EUR	700	873	11.000% due 11/01/23	GBP	950	1,377
			5,609	Garfunkelux Holdco 3 SA
Kazakhstan - 0.5%				Series REGS
Kazkommertsbank				8.500% due 11/01/22	GBP	1,000	1,421
Series REGS				Gazprom OAO Via Gaz Capital SA
5.500% due 12/21/22		357	356	Series REGS
KazMunayGas National Co. JSC				6.510% due 03/07/22		100	106
6.000% due 11/07/44 (Å)		3,000	2,814	8.625% due 04/28/34		2,134	2,706
Series REGS				7.288% due 08/16/37		1,000	1,152
6.000% due 11/07/44 (Å)		1,000	938	Mitsubishi UFJ Investor Services &
				Banking SA
National Company KazMunajGaz				4.172% due 12/15/50 (Ê)	EUR	600	542
Series REGS
5.750% due 04/19/47		566	541	Monitchem Holdco 2 SA
				Series REGS
			4,649	6.875% due 06/15/22	EUR	1,255	1,447
Kenya - 0.1%				Russian Agricultural Bank OJSC Via
Kenya Government International Bond				RSHB Capital SA
Series REGS				Series REGS
6.875% due 06/24/24		1,000	1,036	8.500% due 10/16/23		675	723
				Samsonite Finco Sarl
Lebanon - 0.3%				Series REGS
Lebanon Government International Bond				3.500% due 05/15/26	EUR	150	182
Series GMTN				Swissport Financing SARL
6.375% due 03/09/20		1,850	1,843	Series RegS
Series REGS				9.750% due 12/15/22	EUR	950	1,226
8.250% due 04/12/21		1,000	1,023	Takko Luxembourg 2 SCA
			2,866	Series REGS
Luxembourg - 2.7%				5.375% due 11/15/23 (Ê)	EUR	350	414
Ageasfinlux SA				5.375% due 11/15/23	EUR	100	115
1.021% due 08/29/49 (Ê)	EUR	500	421	Telecom Italia Capital SA
AI Mistral Luxembourg Subco Sarl Term				7.200% due 07/18/36		196	225
Loan B				Telecom Italia Finance SA
4.901% due 03/09/24 (Ê)		117	117	7.750% due 01/24/33	EUR	279	506
Altice Financing SA				Venator Materials PLC
7.500% due 05/15/26 (Þ)		685	673	5.750% due 07/15/25 (Þ)		1,644	1,636
Altice Luxembourg SA				VTB Bank OJSC Via VTB Capital SA
7.750% due 05/15/22 (Þ)		491	469	Series REGS
ArcelorMittal				6.950% due 10/17/22		490	505
5.500% due 08/05/20		653	677
7.250% due 10/15/39		317	376				24,411
				Macao - 0.1%
7.000% due 03/01/41		1,234	1,419	Industrial & Commercial Bank of China,
Auris Luxembourg II SA				Ltd.
Series REGS				3.875% due 09/10/24 (Ê)		715	713
8.000% due 01/15/23	EUR	750	943
Cabot Financial (Luxembourg) SA				Malaysia - 0.3%
Series REGS				Malaysia Government International Bond
7.500% due 10/01/23	GBP	800	1,169	Series 0115
Coveris Holdings SA				3.955% due 09/15/25	MYR	780	196
Series 144a				Series 0311
7.875% due 11/01/19 (Þ)		2,240	2,285	4.392% due 04/15/26	MYR	1,005	260
Emerald Bay SA				Series 0313
Series 4F				3.480% due 03/15/23	MYR	690	172
(5.162)% due 10/08/20	EUR	600	679	Series 0413
Evergreen Skills Lux Sarl 2nd Lien Term				3.844% due 04/15/33	MYR	2,200	512
Loan

See accompanying notes which are an integral part of the financial statements.

290 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series 0414				6.875% due 04/25/44		200	216
3.654% due 10/31/19	MYR	3,000	765				2,037
Series 0415				Mozambique - 0.1%
4.254% due 05/31/35	MYR	1,980	469	Mozambique International Bond
Series 3/04				Series 144a
5.734% due 07/30/19	MYR	1,236	323	10.500% due 01/18/23 (Ê)(Þ)		1,033	861
			2,697
Mexico - 2.3%				Netherlands - 2.5%
America Movil SAB de CV				Achmea BV
6.000% due 06/09/19	MXN	5,210	270	6.000% due 11/29/49 (ƒ)	EUR	850	1,074
BBVA Bancomer SA				Aegon NV
Series REGS				5.500% due 04/11/48 (Ê)		300	297
5.125% due 01/18/33 (Ê)		250	236	5.185% due 10/29/49 (Å)(Ê)(ƒ)	NLG	600	284
Comision Federal de Electricidad				Alpha 3 B. V. Term Loan B1
Series REGS				5.302% due 01/31/24 (Ê)		123	124
5.750% due 02/14/42		1,025	1,049	ASR Nederland NV
Mexican Bonos				Series .
Series M 20				4.625% due 12/31/99 (ƒ)	EUR	600	748
10.000% due 12/05/24	MXN	35,915	2,185	Cooperatieve Rabobank UA
7.500% due 06/03/27	MXN	18,986	1,016	11.000% due 12/29/49 (Ê)		750	810
Series M 30				Darling Global Finance BV
10.000% due 11/20/36	MXN	16,205	1,070	Series REGS
Series M				3.625% due 05/15/26	EUR	150	183
5.000% due 12/11/19	MXN	18,502	955	Diamond (BC) BV 1st Lien Term Loan
6.500% due 06/10/21	MXN	10,850	566	5.321% due 09/06/24 (Ê)		309	309
6.500% due 06/09/22	MXN	20,170	1,045	Eagle International Global Holding BV /
5.750% due 03/05/26	MXN	12,520	603	Ruyi US Finance LLC
7.750% due 05/29/31	MXN	6,944	376	Series REGS
7.750% due 11/13/42	MXN	21,900	1,183	5.375% due 05/01/23	EUR	100	123
Mexico Government International Bond				Fiat Chrysler Automobiles NV
Series GMTN				Series WI
5.750% due 10/12/10		1,000	985	4.500% due 04/15/20		495	501
Petroleos Mexicanos				Hertz Holdings Netherlands BV
6.625% due 06/15/38		4,000	3,903	Series REGS
6.500% due 06/02/41		714	683	5.500% due 03/30/23	EUR	250	304
5.500% due 06/27/44		2,000	1,686	Kazakhstan Temir Zholy Finance BV
Series 14-2				Series REGS
7.470% due 11/12/26	MXN	5,330	252	6.950% due 07/10/42		925	1,010
				LBC Tank Terminals Holding
Series WI				Netherlands BV
5.625% due 01/23/46		1,000	852	6.875% due 05/15/23 (Þ)		827	844
6.750% due 09/21/47		1,884	1,822
				Majapahit Holding BV
			20,737	Series REGS
Mongolia - 0.2%				7.875% due 06/29/37		628	806
Mongolia Government International
Bond				Maxeda DIY Holdings BV
10.875% due 04/06/21 (Þ)		650	743	Series REGS
Trade and Development Bank of				6.125% due 07/15/22	EUR	600	683
Mongolia LLC				NIBC Bank NV
Series REGS				(4.355)% due 02/10/43 (Å)	EUR	500	1,577
9.375% due 05/19/20		905	964	6.000% due 12/31/99 (ƒ)	EUR	450	556
			1,707	NXP BV / NXP Funding LLC
Morocco - 0.2%				4.125% due 06/15/20 (Þ)		497	499
Morocco Government International Bond				Petrobras Global Finance BV
5.500% due 12/11/42 (Þ)		1,250	1,300	4.750% due 01/14/25	EUR	1,129	1,500
OCP SA				6.250% due 12/14/26	GBP	1,155	1,720
Series REGS				6.875% due 01/20/40		228	219
4.500% due 10/22/25		543	521	6.850% due 06/05/15		2,952	2,727

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 291

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Republic of Angola Via Northern Lights				6.350% due 08/12/28 (Þ)	PEN	396	132
III BV				8.750% due 11/21/33		1,000	1,473
Series REGS				Series REGS
7.000% due 08/17/19		281	285	6.950% due 08/12/31	PEN	1,610	559
Sigma Holdco BV				6.900% due 08/12/37	PEN	1,770	601
7.875% due 05/15/26 (Þ)		1,120	1,123	Petroleos del Peru SA
Srlev NV				Series REGS
9.000% due 04/15/41 (Ê)	EUR	680	981	5.625% due 06/19/47		952	926
Stichting AK Rabobank Certificaten							4,769
6.500% due 12/29/49	EUR	600	900	Philippines - 0.2%
Sunshine Mid BV				Philippine Government International
Series REGS				Bond
6.500% due 05/15/26	EUR	450	546	4.950% due 01/15/21	PHP	26,000	506
Teva Pharmaceutical Finance				Power Sector Assets & Liabilities
Netherlands II BV				Management Corp.
0.375% due 07/25/20	EUR	300	352	Series REGS
1.125% due 10/15/24	EUR	1,156	1,175	7.390% due 12/02/24		607	728
1.875% due 03/31/27	EUR	244	241				1,234
1.625% due 10/15/28	EUR	218	207	Poland - 0.7%
			22,708	Poland Government International Bond
Nigeria - 0.1%				Series 0725
Nigeria Government International Bond				3.250% due 07/25/25	PLN	9,990	2,920
Series REGS				Series 1020
6.750% due 01/28/21		1,000	1,050	5.250% due 10/25/20	PLN	1,530	474
				Republic of Poland Government
Norway - 0.2%				International Bond
DNB Nor Bank ASA				Series 0420
2.573% due 02/10/20 (Ê)(~)		1,750	1,749	1.500% due 04/25/20	PLN	10,100	2,875
							6,269
Oman - 0.1%				Portugal - 0.2%
Oman Government International Bond				Banco Comercial Portugues SA
Series REGS				4.500% due 12/07/27 (Ê)	EUR	500	598
4.750% due 06/15/26		600	559	GNB - Companhia de Seguros de Vida
6.500% due 03/08/47		500	461	SA
			1,020	1.872% due 12/19/22 (Å)(Ê)	EUR	982	969
Pakistan - 0.3%				3.172% due 12/29/49 (Å)(Ê)(ƒ)	EUR	240	214
Pakistan Government International Bond							1,781
Series REGS				Puerto Rico - 0.1%
7.875% due 03/31/36		2,700	2,567	Popular, Inc.
				7.000% due 07/01/19		527	536
Panama - 0.1%
Aeropuerto Internacional de Tocumen				Qatar - 0.1%
SA				Nakilat, Inc.
Series REGS				Series REGS
5.625% due 05/18/36		548	578	6.067% due 12/31/33		613	679

Paraguay - 0.2%				Romania - 0.1%
Paraguay Government International				Romania Government International Bond
Bond
6.100% due 08/11/44 (Þ)		1,551	1,687	Series 10Y
				4.750% due 02/24/25	RON	3,495	923

Peru - 0.5%				Russia - 1.1%
Banco de Credito del Peru
4.850% due 10/30/20 (Þ)	PEN	1,840	568	Russia Government International Bond
				Series 6211
Fondo Mivivienda SA				7.000% due 01/25/23	RUB	68,918	1,107
Series 0004
7.000% due 02/14/24 (Þ)	PEN	1,510	510	Series 6212
				7.050% due 01/19/28	RUB	116,880	1,845
Peruvian Government International Bond

See accompanying notes which are an integral part of the financial statements.

292 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series 6214				Series 1
6.400% due 05/27/20	RUB	38,430	609	0.972% due 12/31/99 (Å)(ƒ)	EUR	200	226
Series 6215				Banco de Credito Social Cooperativo SA
7.000% due 08/16/23	RUB	69,602	1,117	7.750% due 06/07/27 (Ê)	EUR	300	357
Series 6218				Banco de Sabadell SA
8.500% due 09/17/31	RUB	6,810	119	6.250% due 04/26/20	EUR	350	470
Series 6219				Banco Santander SA
7.750% due 09/16/26	RUB	115,680	1,907	4.750% due 12/31/99 (ƒ)	EUR	600	725
Russian Federal Bond - OFZ				Bankia SA
Series 6205				6.000% due 12/31/99 (ƒ)	EUR	400	508
7.600% due 04/14/21	RUB	22,500	367	Bankinter SA
Russian Federation International Bond				6.375% due 09/11/19	EUR	600	785
Series REGS				8.625% due 12/29/49 (Ê)(ƒ)	EUR	400	566
7.500% due 03/31/30 (Ê)		668	745	CaixaBank SA
Russian Railways Via RZD Capital PLC				2.750% due 07/14/28 (Ê)	EUR	700	881
7.900% due 10/19/24	RUB	115,000	1,846	5.250% due 12/31/99 (ƒ)	EUR	400	475
			9,662	CaixaSabadell Preferentes SAU
Singapore - 0.1%				Series B
BOC Aviation, Ltd.				1.621% due 07/29/49 (Å)(Ê)(ƒ)	EUR	700	816
				Caja de Seguros Reunidos, Compania de
Series REGS				Seguros y Reaseguros, SA
3.500% due 09/18/27		400	364	8.000% due 02/17/26 (Å)	EUR	200	261
UniCredit SpA				Ibercaja Banco, SA
5.500% due 07/30/23 (Ê)	SGD	635	475	7.000% due 12/31/99 (ƒ)	EUR	600	731
			839	Santander Perpetual SA
South Africa - 2.2%				Series
Eskom Holdings SOC, Ltd.				1.273% due 12/29/49 (Ê)(ƒ)	EUR	600	677
Series REGS				Series REGS
5.750% due 01/26/21		800	798	5.384% due 10/29/49 (Å)(Ê)(ƒ)		170	164
6.750% due 08/06/23		1,000	1,012
7.125% due 02/11/25		3,911	3,996				7,642
Republic of South Africa Government				Sweden - 0.5%
Bond				Nordea Bank AB
Series 2023				2.789% due 05/29/20 (Ê)(Þ)		700	703
7.750% due 02/28/23	ZAR	57,460	4,629	Telefonaktiebolaget LM Ericsson
Series 2032				4.125% due 05/15/22		442	438
8.250% due 03/31/32	ZAR	31,610	2,433	Series 7Y
Series 2048				1.875% due 03/01/24	EUR	545	644
8.750% due 02/28/48	ZAR	7,390	575	Unilabs SubHolding AB
Series R186				Series REGS
10.500% due 12/21/26	ZAR	31,150	2,851	5.750% due 05/15/25	EUR	500	598
Republic of South Africa Government				Verisure Midholding AB
International Bond				Series REGS
Series R186				5.750% due 12/01/23	EUR	1,750	2,098
10.500% due 12/21/26	ZAR	9,130	836				4,481
Series R207				Switzerland - 0.1%
7.250% due 01/15/20	ZAR	4,720	380
South Africa Government International				Credit Suisse Group AG
Bond				Series REGS
Series 2037				7.500% due 12/29/49 (Ê)(ƒ)		800	867
8.500% due 01/31/37	ZAR	24,210	1,864
				Thailand - 0.6%
Transnet SOC, Ltd.				PTTEP Canada International Finance,
Series REGS				Ltd.
4.000% due 07/26/22		880	855	Series REGS
			20,229	6.350% due 06/12/42		570	708
Spain - 1.0%				PTTEP Treasury Center Co. , Ltd.
Banco Bilbao Vizcaya Argentaria SA				Series 144a
				4.875% due 12/31/99 (ƒ)(Þ)		348	349

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 293

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Thailand Government Bond				Series GMTN
3.875% due 06/13/19	THB	64,570	2,100	4.250% due 11/30/20		950	946
3.850% due 12/12/25	THB	12,420	434
3.580% due 12/17/27	THB	30,830	1,058	United Kingdom - 6.2%
Thailand Government International				Algeco Scotsman Global Finance PLC
Bonds				Series REGs
3.650% due 06/20/31	THB	24,340	833	6.500% due 02/15/23	EUR	500	619
			5,482	Arqiva Broadcast Finance PLC
Trinidad and Tobago - 0.1%				Series REGS
Petroleum Co. of Trinidad & Tobago, Ltd.				9.500% due 03/31/20	GBP	750	1,084
Series REGS				Arrow Global Finance PLC
9.750% due 08/14/19		950	1,000	Series REGS
				5.125% due 09/15/24	GBP	300	411
Tunisia - 0.1%				Aviva PLC
Banque Centrale de Tunisie SA				6.875% due 11/29/49 (Ê)(ƒ)	GBP	316	461
Series reGS				Avon Products, Inc.
5.750% due 01/30/25		833	771	7.000% due 03/15/23		399	365
				Barclays Bank PLC
Turkey - 1.5%				5.330% due 03/29/49 (Å)(Ê)(ƒ)	GBP	100	140
TC Ziraat Bankasi AS				6.278% due 12/29/49 (Ê)(ƒ)		925	1,016
Series REGS				Series RCI
5.125% due 05/03/22		850	827	14.000% due 12/31/49 (ƒ)	GBP	1,220	1,883
Turkey Government International Bond				Barclays PLC
8.500% due 07/10/19	TRY	440	102	8.000% due 12/15/49 (Ê)(ƒ)	EUR	400	555
10.700% due 02/17/21	TRY	6,560	1,505	Boparan Finance PLC
9.500% due 01/12/22	TRY	2,980	655
10.700% due 08/17/22	TRY	3,900	886	Series REGS
				5.500% due 07/15/21	GBP	1,550	2,025
7.100% due 03/08/23	TRY	3,460	679
				CNH Industrial NV
7.375% due 02/05/25		1,200	1,315	4.500% due 08/15/23		502	509
8.000% due 03/12/25	TRY	7,420	1,465
6.000% due 03/25/27		700	703	Cognita Financing PLC
6.750% due 05/30/40		1,000	1,005	Series REGS
6.625% due 02/17/45		2,000	1,950	7.750% due 08/15/21	GBP	550	782
				Co-operative Group Holdings, Ltd.
Turkiye Garanti Bankasi A/S				6.875% due 07/08/20 (Ê)	GBP	400	597
Series GMTN
3.375% due 07/08/19	EUR	395	489	Direct Line Insurance Group PLC
				4.750% due 12/31/99 (ƒ)	GBP	400	530
Turkiye Halk Bankasi AS				Ensco PLC
Series RegS				4.500% due 10/01/24		232	189
3.875% due 02/05/20		204	191	5.750% due 10/01/44		469	326
Series REGS
4.750% due 02/11/21		565	529	HBOS Capital Funding, LP
5.000% due 07/13/21		275	261	6.850% due 03/29/49 (ƒ)		950	962
				House of Fraser Funding PLC
Turkiye Ihracat Kredi Bankasi AS				Series REGS
Series REGS				6.354% due 09/15/20 (Ê)	GBP	400	408
5.375% due 10/24/23		516	505
				HSS Financing PLC
Turkiye Vakiflar Bankasi TAO				Series REGS
3.500% due 06/17/19	EUR	396	487	6.750% due 08/01/19	GBP	469	627
			13,554	IDH Finance PLC
Ukraine - 0.3%				Series REGS
Ukraine Government International Bond				6.250% due 08/15/22	GBP	550	693
Series GDP.				Intermediate Capital Group PLC
4.660% due 05/31/40 (Ê)(Þ)		3,195	2,158	5.000% due 03/24/23	GBP	585	857
Series GDP				International Game Technology PLC
4.660% due 05/31/40 (Ê)		200	135	Series REGS
			2,293	4.750% due 03/05/20	EUR	400	518
United Arab Emirates - 0.1%				International Personal Finance PLC
IDBI Bank, Ltd. /DIFC Dubai				5.750% due 04/07/21	EUR	300	345

See accompanying notes which are an integral part of the financial statements.

294 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Iron Mountain UK PLC				3.625% due 03/25/24 (Ê)	EUR	1,000	1,239
Series REGS				Sainsbury's Bank PLC
3.875% due 11/15/25	GBP	600	786	6.000% due 11/23/27 (Ê)	GBP	300	437
Jerrold Finco PLC				Shawbrook Group PLC
Series REGS				7.875% due 12/31/99 (ƒ)	GBP	1,900	2,544
6.250% due 09/15/21	GBP	650	919	Standard Chartered PLC
6.125% due 01/15/24	GBP	150	207	7.014% due 12/30/49 (Ê)(ƒ)(Þ)		215	243
Jewel UK Bondco PLC				Series REGS
Series REGS				7.750% due 12/29/49 (Ê)(ƒ)		600	639
8.500% due 04/15/23	GBP	250	344	State Savings Bank of Ukraine Via SSB
KCA Deutag UK Finance PLC				#1 PLC
9.625% due 04/01/23 (Þ)		200	206	Series REGs
				9.625% due 03/20/25 (Ê)		335	348
LaSer Confinoga SA
2.060% due 01/29/49 (Å)(Ê)(ƒ)	EUR	700	798	Tesco Corporate Treasury Services PLC
				2.500% due 07/01/24	EUR	280	360
Liverpool Victoria Friendly Society, Ltd.
6.500% due 05/22/43 (Ê)	GBP	500	769	Tesco PLC
				6.125% due 02/24/22	GBP	523	824
Lloyds Bank PLC				5.000% due 03/24/23	GBP	435	667
Series EMTn				6.150% due 11/15/37 (Þ)		370	396
13.000% due 01/29/49 (Ê)(ƒ)	GBP	650	1,625	5.125% due 04/10/47	EUR	95	146
Lloyds Banking Group PLC
Series REGS				Travelex Financing PLC
6.657% due 01/29/49 (Ê)(ƒ)		250	271	Series REGS
				8.000% due 05/15/22	EUR	1,050	1,269
Noble Holding International, Ltd.
7.950% due 04/01/25		195	175	TVL Finance PLC
5.250% due 03/15/42		236	156	Series REGS
8.950% due 04/01/45		69	59	8.500% due 05/15/23	GBP	1,040	1,533
Old Mutual PLC				Ukreximbank Via Biz Finance PLC
8.000% due 06/03/21	GBP	148	230	9.004% due 02/09/23 (Ê)(Þ)		6,067	6,008
				9.750% due 01/22/25 (Þ)		817	855
Oschadbank Via SSB #1 PLC
8.788% due 01/19/24 (Ê)		2,800	2,758	Series REGS
9.625% due 03/20/25 (Ê)(Þ)		525	546	9.750% due 01/22/25		300	314
Perform Group Financing PLC				Virgin Media Secured Finance PLC
				5.250% due 01/15/21		191	195
Series REGS				5.500% due 01/15/21	GBP	498	753
8.500% due 11/15/20	GBP	650	915
Petrobras Global Finance BV				Viridian Group FinanceCo PLC
6.625% due 01/16/34	GBP	665	975	Series REGS
				4.750% due 09/15/24	GBP	850	1,108
Series .
5.375% due 10/01/29	GBP	1,000	1,366				55,112
Premier Foods Finance PLC				United States - 36.9%
				ABG Intermediate Holdings 2 LLC 1st
Series REGS				Lien Term Loan B
6.500% due 03/15/21	GBP	650	904	5.802% due 09/29/24 (Ê)		124	125
Privatbank CJSC Via UK SPV Credit				ABG Intermediate Holdings 2 LLC 2nd
Finance PLC				Lien Term Loan
11.000% due 02/09/21 (Ø)		1,577	166	10.052% due 09/29/25 (Ê)		350	353
Prudential PLC				Acrisure LLC / Acrisure Finance, Inc.
7.750% due 01/29/49 (ƒ)		900	923	7.000% due 11/15/25 (Þ)		843	797
Quilter PLC				Advanced Disposal Services, Inc.
4.478% due 02/28/28 (Ê)	GBP	500	699	5.625% due 11/15/24 (Þ)		493	497
RAC Bond Co. PLC				AgroFresh, Inc. Term Loan B
Series REGS				7.109% due 07/31/21 (Ê)		371	368
5.000% due 11/06/22	GBP	1,000	1,312	Albertson's LLC Term Loan B4
Reckitt Benckiser Treasury Services PLC				4.651% due 08/25/21 (Ê)		375	371
2.846% due 06/24/22 (Ê)(Þ)		1,000	998	Allegheny Technologies, Inc.
Royal Bank of Scotland Group PLC				5.950% due 01/15/21		128	130
7.648% due 09/30/49 (Ê)(ƒ)		196	246	7.875% due 08/15/23		195	211
5.500% due 11/29/49 (ƒ)	EUR	800	979	Allegiant Travel Co.
Royal Bank Of Scotland Group PLC				5.500% due 07/15/19		1,526	1,541

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 295

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Alliant Holdings Holdings I, Inc. Term			Arconic, Inc.
Loan B			5.400% due 04/15/21	390	402
5.151% due 08/14/22 (Ê)	119	120	5.900% due 02/01/27	288	298
Alliant Holdings Intermediate LLC			5.950% due 02/01/37	108	109
8.250% due 08/01/23 (Þ)	880	912	Ascena Retail Group, Inc. Term Loan B
Ally Financial, Inc.			6.819% due 08/21/22 (Ê)	250	217
7.500% due 09/15/20	460	498	Ascend Learning LLC Term Loan B
8.000% due 11/01/31	273	332	5.348% due 07/12/24 (Ê)	249	250
Almonde, Inc. 1st Lien Term Loan			Ashland, Inc.
5.484% due 06/16/24 (Ê)	249	249	4.750% due 08/15/22	499	503
Almonde, Inc. 2nd Lien Term Loan			ASP AMC Merger Sub, Inc.
9.234% due 06/13/25 (Ê)	250	247	8.000% due 05/15/25 (Þ)	384	345
Altice Financing SA 1st Lien Term Loan			AssuredPartners, Inc.
5.098% due 01/05/26 (Ê)	248	245	7.000% due 08/15/25 (Þ)	1,940	1,916
AMC Entertainment Holdings, Inc.			AssuredPartners, Inc. 1st Lien Term
Series WI			Loan B
6.375% due 11/15/24	1,450	2,028	5.151% due 10/22/24 (Ê)	124	124
AMC Networks, Inc.			Asurion LLC Term Loan B4
4.750% due 08/01/25	2,000	1,890	4.651% due 08/04/22 (Ê)	118	119
American Airlines Group, Inc.			Asurion LLC Term Loan B6
4.625% due 03/01/20 (Þ)	2,533	2,552	4.651% due 11/03/23 (Ê)	117	118
American Airlines, Inc. Term Loan B			AT&T, Inc.
3.900% due 06/27/20 (Ê)	120	120	2.998% due 01/15/20 (Ê)	2,000	2,012
3.901% due 04/28/23 (Ê)	124	124	Avantor, Inc.
American Express Co.			9.000% due 10/01/25 (Þ)	2,776	2,811
2.969% due 02/27/23 (Ê)	1,225	1,226	Series REGS
American Honda Finance Corp.			4.750% due 10/01/24	700	845
2.713% due 11/05/21 (Ê)	1,000	1,001	Avaya, Inc. Term Loan B
Series MTN			6.647% due 11/08/24 (Ê)	1,998	2,019
2.695% due 02/14/20 (Ê)	1,000	1,004	Axalta Coating Systems U. S. Holdings,
American Tire Distributors, Inc.			Inc. Term Loan B
10.250% due 03/01/22 (Þ)	2,580	1,361	4.052% due 06/01/24 (Ê)	244	245
Ancestry. com Operations, Inc. 1st Lien			Ball Corp.
Term Loan B			4.375% due 12/15/20	503	511
5.571% due 10/19/23 (Ê)	248	250	Bank of America Corp.
AP Exhaust Acquisition LLC 1st Lien			Series GMTN
Term Loan			3.022% due 07/21/21 (Ê)	500	503
7.355% due 05/10/24 (Ê)	247	246	Series K
AP Gaming I LLC 1st Lien Term Loan B			5.989% due 12/29/49 (Ê)(ƒ)	192	193
6.603% due 02/15/24 (Ê)	310	314
Apex Tool Group LLC / BC Mountain			BBB Industries LLC 1st Lien Term Loan
			6.843% due 11/03/21 (Ê)	235	237
Finance, Inc.			BCPE Eagle Buyer LLC 2nd Lien Term
9.000% due 02/15/23 (Þ)	1,085	1,058	Loan
Apple, Inc.			9.984% due 03/16/25 (Ê)	3,340	3,309
2.663% due 05/06/19 (Ê)	1,500	1,505
2.426% due 05/11/20 (Ê)	927	927	Beacon Escrow Corp.
			4.875% due 11/01/25 (Þ)	125	118
APX Group, Inc.			Berry Global, Inc.
Series WI			5.125% due 07/15/23	498	501
7.875% due 12/01/22	544	547	4.500% due 02/15/26 (Þ)	49	47
Aramark Services, Inc.			Berry Plastics Group, Inc. 1st Lien Term
Series WI			Loan Q
5.125% due 01/15/24	490	499	4.343% due 10/01/22 (Ê)	493	496
Aramark Services, Inc. 1st Lien Term			Blount International, Inc. 1st Lien Term
Loan B1			Loan B
4.321% due 03/11/25 (Ê)	1,196	1,203	Series 276
Arby's Loan 1st Lien Term Loan B			6.609% due 04/12/23 (Ê)	125	126
5.619% due 02/05/25 (Ê)	250	253	BMW US Capital LLC
Arconic Inc.			Series 144a
6.750% due 01/15/28	264	287	2.749% due 04/12/21 (Ê)(Þ)	600	602

See accompanying notes which are an integral part of the financial statements.

296 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Bomgar Corp. 1st Lien Term Loan			Series dMTN
-% due 04/17/25 (Ê)	500	502	5.000% due 02/01/28 (Þ)	2,185	2,017
Booz Allen Hamilton, Inc.			Centene Corp.
5.125% due 05/01/25 (Þ)	950	938	Series WI
Brand Energy & Infrastructure Services			6.125% due 02/15/24	483	506
1st Lien Term Loan			CenturyLink, Inc.
6.521% due 06/21/24 (Ê)	123	124
			Series G
Brazil Loan Trust 1			6.875% due 01/15/28	1,393	1,271
5.477% due 07/24/23 (Þ)	1,598	1,644
Brickman Group, Ltd. LLC (The) 1st			Series T
Lien Term Loan B			5.800% due 03/15/22	286	285
5.202% due 12/18/20 (Ê)	123	123	Cequel Communications Holdings I LLC
			/ Cequel Capital Corp.
BWAY Holding Co. Term Loan B			7.500% due 04/01/28 (Þ)	738	748
5.587% due 04/03/24 (Ê)	123	124
			CF Industries, Inc.
C&S Group Enterprises LLC			3.450% due 06/01/23	433	411
5.375% due 07/15/22 (Þ)	1,622	1,533	4.950% due 06/01/43	409	344
C. H. Guenther & Son, Inc. Term Loan B			CGG Holding, Inc.
4.651% due 03/22/25 (Ê)	250	251
			Series REGS
Cable One, Inc. 1st Lien Term Loan B1			7.875% due 05/01/23	100	126
4.060% due 05/01/24 (Ê)	123	124
Caesars Entertainment Operating Co.			CH Hold Corp. 1st Lien Term Loan B
LLC 1st Lien Term Loan B			5.354% due 02/01/24 (Ê)	242	243
4.355% due 10/06/24 (Ê)	998	999	Change Healthcare Holdings LLC 1st
Caesars Resort Collection LLC 1st Lien			Lien Term Loan B
Term Loan B			5.071% due 03/01/24 (Ê)	246	247
5.036% due 12/22/24 (Ê)	2,993	3,016	Charming Charlie LLC Term Loan B
Calpine Corp.			10.292% due 12/24/19 (Å)(Ê)	1,046	31
5.875% due 01/15/24 (Þ)	503	507	Charter Communications Operating LLC
			1st Lien Term Loan B
5.750% due 01/15/25	1,630	1,491	4.271% due 04/30/25 (Ê)	1,247	1,252
Canyon Valor Cos. , Inc. 1st Lien Term
Loan B			Chase Issuance Trust
5.603% due 06/16/23 (Ê)	120	122	Series 2013-A7 Class A
Capital Automotive LP 1st Lien Term			2.349% due 09/15/20 (Ê)	1,595	1,597
Loan			Chemours Co. (The)
4.853% due 03/24/24 (Ê)	240	241	5.375% due 05/15/27	2,000	1,980
Capital One Multi-Asset Execution Trust			Chesapeake Energy Corp.
Series 2014-A3 Class A3			8.000% due 01/15/25 (Þ)	560	543
2.299% due 01/18/22 (Ê)	1,000	1,002	8.000% due 06/15/27 (Þ)	153	147
Carlson Travel, Inc.			Chevron Corp.
6.750% due 12/15/23 (Þ)	1,020	1,000	1.561% due 05/16/19	700	693
9.500% due 12/15/24 (Þ)	900	814	2.100% due 05/16/21	900	878
Caterpillar Financial Services Corp.			Choice Hotels International, Inc.
Series GMTN			5.700% due 08/28/20	482	496
2.611% due 09/04/20 (Ê)	1,000	1,005	Cinemark USA, Inc.
Series WI			5.125% due 12/15/22	540	549
1.931% due 10/01/21	950	911	Cisco Systems, Inc.
CBL & Associates Limited Partnership			1.400% due 09/20/19	750	738
5.250% due 12/01/23	560	468	CIT Group, Inc.
CBS Radio Inc. 1st Lien Term Loan B			5.375% due 05/15/20	489	505
5.081% due 11/17/24 (Ê)	98	98	Citgo Holding, Inc.
CBS Radio, Inc.			10.750% due 02/15/20 (Þ)	2,850	3,021
7.250% due 11/01/24 (Þ)	75	76	Citibank Credit Card Issuance Trust
CCO Holdings LLC / CCO Holdings			Series 2017-A9 Class A9
Capital Corp.			1.800% due 09/20/21	700	691
5.875% due 04/01/24 (Þ)	1,305	1,325
5.750% due 02/15/26	497	493	Clear Channel Worldwide Holdings, Inc.
5.500% due 05/01/26 (Þ)	630	613	Series A
5.875% due 05/01/27 (Þ)	250	244	7.625% due 03/15/20	2,100	2,100
			Cleveland-Cliffs Inc.
			6.250% due 10/01/40	163	136

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 297

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Commercial Barge Line Co. 1st Lien			Delek US Holdings, Inc. 1st Lien Term
Term Loan B			Loan
11.093% due 11/12/20 (Ê)	802	464	-% due 03/13/25 (Ê)	250	252
Communications Sales & Leasing, Inc. /			Dell International LLC / EMC Corp.
CSL Capital LLC			7.125% due 06/15/24 (Þ)	126	134
Series WI			Dell International LLC 1st Lien Term
8.250% due 10/15/23	1,641	1,571	Loan B
ConocoPhillips Co.			Series 0003
3.243% due 05/15/22 (Ê)	750	764	4.359% due 09/07/23 (Ê)	2,648	2,655
Constellis Holdings LLC 1st Lien Term			Dell, Inc.
Loan			5.875% due 06/15/21 (Þ)	177	182
7.359% due 04/21/24 (Ê)	247	249	6.500% due 04/15/38	616	604
Constellis Holdings LLC 2nd Lien Term			5.400% due 09/10/40	878	795
Loan
11.359% due 04/21/25 (Ê)	125	126	Delta 2 (Lux) Sarl Term Loan
Convergeone Holdings Corp. 1st Lien			4.401% due 02/21/24 (Ê)	689	688
Term Loan			Deutsche Postbank Funding Trust III
5.651% due 04/04/25 (Ê)	125	125	0.914% due 06/29/49 (Ê)(ƒ)	700	762
Cornerstone Chemical Comp.			Diamond Offshore Drilling, Inc.
Series 000E			4.875% due 11/01/43	376	271
6.750% due 08/15/24 (Þ)	670	663	Diamond US Holdings LLC 1st Lien
Cortes NP Acquisition Corp Term Loan B			Term Loan
6.202% due 11/15/23 (Ê)	357	357	6.302% due 12/05/24 (Ê)	239	241
			Digicert Holdings, Inc. 1st Lien Term
COTY, Inc. Term Loan B			Loan
4.128% due 03/26/25 (Ê)	500	499	7.113% due 10/31/24 (Ê)	250	251
CPI Acquisition, Inc. Term Loan B			Digicert Holdings, Inc. 2nd Lien Term
6.831% due 08/17/22 (Ê)	755	474	Loan
CRC Escrow Issuer LLC / CRC Finco,			10.363% due 10/31/25 (Ê)	125	125
Inc.			DISH DBS Corp.
5.250% due 10/15/25 (Þ)	142	136	6.750% due 06/01/21	469	468
Crimson Merger Sub, Inc.			Series WI
6.625% due 05/15/22 (Þ)	2,340	2,316	7.750% due 07/01/26	1,050	952
Crosby US Acquisition Corp. 1st Lien			Dragon Merger Sub LLC 2nd Lien Term
Term Loan			Loan
5.330% due 11/22/20 (Ê)	245	242	10.552% due 07/11/25 (Ê)	1,390	1,404
Crown Americas LLC / Crown Americas
Capital Corp. IV			Dresdner Funding Trust I
4.500% due 01/15/23	514	506	8.151% due 06/30/31 (Þ)	763	970
Crown Americas LLC / Crown Americas			DTZ U. S. Borrower LLC 1st Lien Term
Capital Corp. V			Loan
			5.395% due 11/04/21 (Ê)	125	125
Series WI			DuPage Medical Group, Ltd. 2nd Lien
4.250% due 09/30/26	532	492
Crown Finance, Inc. 1st Lien Term			Term Loan
Loan B			Series 182
4.821% due 02/22/25 (Ê)	375	374	9.321% due 08/11/25 (Ê)	125	125
CSC Holdings LLC			DZ BANK Capital Funding Trust I
5.500% due 04/15/27 (Þ)	50	48	2.171% due 11/29/49 (Å)(Ê)(ƒ)	75	91
CSC Holdings LLC.			Eagle Holding Co. II LLC
5.375% due 02/01/28 (Þ)	794	742	7.625% due 05/15/22 (Þ)	60	61
			EagleView Technology Corp. 1st Lien
CSC Holdings, LLC 1st Lien Term Loan			Term Loan B
4.147% due 07/17/25 (Ê)	256	256	5.860% due 07/15/22 (Ê)	123	124
CWGS Group LLC Term Loan			ECI Macola / Max Holding LLC Term
Series 5001			Loan B
4.641% due 11/08/23 (Ê)	349	350	6.552% due 09/27/24 (Ê)	124	125
DaVita HealthCare Partners, Inc.			Edgewell Personal Care Co.
5.000% due 05/01/25	604	572	4.700% due 05/19/21	443	439
DaVita, Inc.			4.700% due 05/24/22	500	487
5.125% due 07/15/24	905	877	Education Advisory Board 1st Lien Term
			Loan
DCP Midstream Operating, LP			5.791% due 02/27/20 (Ê)	1	1
5.600% due 04/01/44	434	425	6.105% due 02/27/20 (Ê)	1	1

See accompanying notes which are an integral part of the financial statements.

298 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.253% due 02/27/20 (Ê)	249	249	7.045% due 02/23/22 (Ê)	366	370
Education Management LLC Term Loan			Freeport-McMoRan, Inc.
B			4.550% due 11/14/24	821	792
13.000% due 07/02/20 (Ê)	303	2	5.450% due 03/15/43	500	455
Embarq Corp.			Frontier Communications Corp.
7.995% due 06/01/36	466	443	8.500% due 04/01/26 (Þ)	40	39
Emerald US, Inc. Term Loan B1			Frontier Communications Corp. 1st Lien
6.453% due 05/09/21 (Ê)	242	241	Term Loan B1
Energy Transfer Equity, LP			5.928% due 06/15/24 (Ê)	372	367
Series E1PT			FullBeauty Brands Holding Corp. 2nd
4.250% due 03/15/23	997	962	Lien Term Loan
Energy Ventures Gom LLC / EnVen			10.901% due 09/22/23 (Ê)	500	72
Finance Corp.			FullBeauty Brands Holdings Corp. 1st
11.000% due 02/15/23 (Þ)	260	265	Lien Term Loan
EnergySolutions LLC 1st Lien Term			7.103% due 10/14/22 (Ê)	735	268
Loan B			Genesis Energy, LP / Genesis Energy
7.113% due 05/29/20 (Ê)	388	391	Finance Corp.
Engineered Machinery Holdings, Inc.			6.000% due 05/15/23	1,060	1,036
2nd Lien Term Loan			6.500% due 10/01/25	742	729
9.184% due 07/18/25 (Ê)	62	62	Genworth Holdings, Inc.
9.552% due 07/19/25 (Ê)	518	520	7.200% due 02/15/21	566	533
Enova International, Inc.			GEO Group, Inc. (The)
8.500% due 09/01/24 (Þ)	550	584	5.875% due 10/15/24	492	490
EP Energy/Everest Acquisition Finance,			Getty Images, Inc. 1st Lien Term Loan B
Inc.			5.802% due 10/18/19 (Ê)	763	724
Series NCD			GHX Ultimate Parent Corp. 1st Lien
8.000% due 02/15/25 (Þ)	1,169	824	Term Loan
Equinix, Inc.			Series NCD
5.750% due 01/01/25	481	499	5.603% due 06/30/24 (Ê)	248	248
Everi Payments, Inc. 1st Lien Term Loan			Global Payments, Inc. Term Loan B
Series 91D			3.651% due 04/21/23 (Ê)	125	126
5.843% due 05/09/24 (Ê)	247	248	GLP Capital, LP / GLP Financing II, Inc.
EW Scripps Co. Term Loan B			4.875% due 11/01/20	488	498
3.901% due 10/02/24 (Ê)	249	249	Go Daddy Operating Co. LLC 1st Lien
Exact Merger Sub LLC 2nd Lien Term			Term Loan B
Loan			4.580% due 02/15/24 (Ê)	123	123
10.302% due 09/19/25 (Ê)	125	125	Graphic Packaging International, Inc.
Ferrellgas Partners, LP / Ferrellgas			4.750% due 04/15/21	490	495
Partners Finance Corp.			Gray Television, Inc.
8.625% due 06/15/20	2,190	2,015	5.125% due 10/15/24 (Þ)	75	72
First Data Corp. Term Loan			Greeneden U. S. Holdings II LLC 1st
4.147% due 07/10/22 (Ê)	1,482	1,487	Lien Term Loan B3
Flying Fortress Holdings LLC 1st Lien			5.802% due 12/01/23 (Ê)	125	125
Term Loan B			Greif, Inc.
4.052% due 10/30/22 (Ê)	103	103	7.750% due 08/01/19	515	537
Focus Financial Partners LLC 1st Lien
Term Loan B1			Griffon Corp.
5.052% due 07/03/24 (Ê)	249	250	5.250% due 03/01/22	13	13
			Grifols Worldwide Operations USA Inc.
Ford Credit Auto Owner Trust			1st Lien Term Loan B
Series 2017-B Class A2B			4.613% due 01/31/25 (Ê)	125	125
1.989% due 05/15/20 (Ê)	788	788	Gruden Holdings, Inc. First Lien Term
Series 2017-C Class A2A			Loan
1.800% due 09/15/20	1,361	1,356	7.802% due 08/18/22 (Ê)	489	493
Foresight Energy LLC / Foresight Energy			GTT Communications, Inc.
Finance Corp.			Series 144a
11.500% due 04/01/23 (Þ)	1,680	1,420	7.875% due 12/31/24 (Þ)	2,470	2,519
Fort Dearborn Company 1st Lien Term
Loan			GTT Communications, Inc. Term Loan B
5.999% due 10/19/23 (Ê)	3	3	Zero coupon due 04/28/25 (Ê)	500	496
6.312% due 10/19/23 (Ê)	368	363	Gulf Finance LLC Term Loan B
Freedom Mortgage Corp. Term Loan			7.560% due 08/25/23 (Ê)	208	187

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 299

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
H B Fuller Co. 1st Lien Term Loan B			Icahn Enterprises, LP / Icahn
3.897% due 10/20/24 (Ê)	248	249	Enterprises Finance Corp.
Halyard Health, Inc.			Series WI
			6.250% due 02/01/22	129	132
Series WI			6.750% due 02/01/24	615	630
6.250% due 10/15/22	650	668
HCA Healthcare, Inc.			IKB Funding Trust I
6.250% due 02/15/21	482	507	1.171% due 12/29/49 (Å)(Ê)(ƒ)	50	42
			Impala Private Holdings II LLC 1st Lien
HCA, Inc.			Term Loan
7.500% due 11/15/95	522	518	6.330% due 11/10/24 (Ê)	374	376
HCA, Inc. Term Loan B10			IMS Health, Inc.
3.901% due 03/07/25 (Ê)	250	253	4.875% due 05/15/23 (Þ)	523	530
Heartland Dental LLC 1st Lien Term			INEOS US Finance LLC 1st Lien Term
Loan			Loan B
Zero coupon due 04/30/25 (Ê)	109	109	4.363% due 03/31/24 (Ê)	249	250
Heartland Dental LLC Term Loan			Inovalon Holding, Inc. Term Loan B
-% due 04/17/25 (Ê)	16	16	5.438% due 04/02/25 (Ê)	500	495
Help Systems LLC 1st Lien Term Loan			International Game Technology
6.052% due 03/22/25 (Ê)	83	83	7.500% due 06/15/19	83	86
Hertz Corp.			Intrawest Resorts Holdings, Inc. 1st Lien
7.625% due 06/01/22 (Þ)	940	956	Term Loan B1
Hexion, Inc.			5.362% due 07/31/24 (Ê)	249	251
6.625% due 04/15/20	1,930	1,812	Iron Mountain US Holdings, Inc.
Series WI			5.375% due 06/01/26 (Þ)	245	236
10.000% due 04/15/20	620	612	Iron Mountain, Inc.
HGIM Corp. Covenant-Lite Term Loan B			4.375% due 06/01/21 (Þ)	245	245
-% due 06/18/20 (Ê)(Ø)	530	203	5.750% due 08/15/24	581	574
High Ridge Brands Co.			5.250% due 03/15/28 (Þ)	50	47
8.875% due 03/15/25 (Þ)	2,920	2,044	Iron Mountain, Inc. 1st Lien Term Loan
			B
Hilton Domestic Operating Co. , Inc.			4.045% due 01/02/26 (Ê)	125	124
5.125% due 05/01/26 (Þ)	37	37
			iStar, Inc.
Series WI			6.500% due 07/01/21	566	576
4.250% due 09/01/24	542	520
Hilton Worldwide Finance LLC Term			J. B. Poindexter & Co. , Inc.
Loan B2			7.125% due 04/15/26 (Þ)	327	333
4.112% due 10/25/23 (Ê)	359	362	Jack Ohio Finance LLC / Jack Ohio
			Finance 1 Corp.
Honda Auto Receivables Owner Trust			10.250% due 11/15/22 (Þ)	1,010	1,106
Series 2015-4 Class A3
1.230% due 09/23/19	945	941	JBS USA LLC
			Series 144a
Series 2017-4 Class A2			7.250% due 06/01/21 (Þ)	1,090	1,098
1.800% due 01/21/20	800	797	JBS USA LUX SA / JBS USA Finance,
Series 2018-A Class A2A			Inc.
2.390% due 12/15/20	300	299	6.750% due 02/15/28 (Þ)	1,150	1,104
Series 2018-A Class A2B			JC Penney Corp. , Inc.
2.009% due 12/15/20 (Ê)	300	300	7.400% due 04/01/37	281	185
HUB International, Ltd.			Jefferies Finance LLC
7.000% due 05/01/26 (Þ)	1,804	1,809	7.250% due 08/15/24 (Þ)	580	575
Hughes Satellite Systems Corp.			Jeld-Wen, Inc.
7.625% due 06/15/21	465	499	4.625% due 12/15/25 (Þ)	523	502
HVB Funding Trust III			John Deere Capital Corp.
9.000% due 10/22/31 (Å)	630	825	2.491% due 01/08/21 (Ê)	410	410
Hyland Software, Inc. 2nd Lien Term
Loan			Series DMTN
8.891% due 05/23/25 (Ê)	125	126	2.350% due 01/08/21	335	329
			Series mTN
Hyland Software, Inc. Term Loan			2.527% due 09/08/22 (Ê)	1,475	1,482
5.141% due 07/01/22 (Ê)	124	125
			Johnson & Johnson
IBM Credit LLC			2.250% due 03/03/22	1,100	1,070
2.619% due 01/20/21 (Ê)	1,000	1,004	Jonah Energy LLC / Jonah Energy
			Finance Corp.

See accompanying notes which are an integral part of the financial statements.

300 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.250% due 10/15/25 (Þ)	1,470	1,176	5.000% due 12/15/27 (Þ)	99	97
Joseph T Ryerson & Son, Inc.			Match Group, Inc. 1st Lien Term Loan
11.000% due 05/15/22 (Þ)	1,000	1,107	B1
JPMorgan Chase & Co.			4.397% due 11/16/22 (Ê)	394	397
Series 1			Mattel, Inc.
5.829% due 04/29/49 (Ê)(ƒ)	1,000	1,008	2.350% due 05/06/19	598	586
			3.150% due 03/15/23	652	556
KAR Auction Services, Inc.			Mavis Tire Express Services Co. 1st Lien
5.125% due 06/01/25 (Þ)	1,020	989	Term Loan
Kenan Advantage Group, Inc.			5.147% due 03/20/25 (Ê)	72	72
7.875% due 07/31/23 (Þ)	1,000	1,015	Mavis Tire Express Services Co. Term
Kennedy-Wilson, Inc.			Loan
5.875% due 04/01/24	504	496	1.124% due 03/20/25 (Ê)	11	11
Kosmos Energy, Ltd.			MCC Iowa LLC 1st Lien Term Loan M
7.875% due 08/01/21 (Þ)	1,229	1,251	3.750% due 01/15/25 (Ê)	215	216
Series 144a			MDC Holdings, Inc.
7.875% due 08/01/21 (Þ)	957	974	5.625% due 02/01/20	360	370
Kraton Polymers LLC 1st Lien Term			MGM Growth Properties LLC / MGM
Loan B			Finance Co.
4.821% due 03/08/25 (Ê)	135	136	Series WI
L Brands, Inc.			5.625% due 05/01/24	476	486
6.950% due 03/01/33	201	191	MGM Growth Properties Operating
Lamar Media Corp.			Partnership, LP Term Loan B
			4.292% due 03/25/25 (Ê)	615	618
Series WI
5.750% due 02/01/26	430	443	MGM Resorts International
Lamar Media Corp. 1st Lien Term Loan			6.750% due 10/01/20	489	520
B			MH Sub I LLC 1st Lien Term Loan
3.952% due 03/16/25 (Ê)	170	171	5.928% due 09/15/24 (Ê)	737	737
Las Vegas Sands LLC Term Loan B			MH Sub I LLC 2nd Lien Term Loan
3.651% due 03/29/24 (Ê)	125	126	9.678% due 08/16/25 (Ê)	125	126
Leidos Holdings, Inc.			Midas Intermediate Holdco II LLC
4.450% due 12/01/20	450	451	7.875% due 10/01/22 (Þ)	1,690	1,677
Level 3 Financing, Inc. Term Loan B			Midcontinent Communications /
4.580% due 02/22/24 (Ê)	500	502	Midcontinent Finance Corp.
			6.875% due 08/15/23 (Þ)	1,531	1,608
Liberty Interactive LLC			Midwest Physician Administrative
8.500% due 07/15/29	460	496	Services LLC 1st Lien Term Loan
Limetree Bay Terminals LLC Term Loan			5.080% due 08/15/24 (Ê)	746	746
B			Mitchell International, Inc. 2nd Lien
7.321% due 02/15/24 (Ê)	198	198	Term Loan
Lions Gate Capital Holdings LLC			9.151% due 11/20/25 (Ê)	125	125
Series 144a			MORSCO, Inc. Term Loan B
5.875% due 11/01/24 (Þ)	132	135	9.362% due 10/31/23 (Ê)	356	360
Lithia Motors, Inc.			MPT Operating Partnership LP / MPT
5.250% due 08/01/25 (Þ)	103	102	Finance Corp.
Louisiana-Pacific Corp.			5.000% due 10/15/27	1,042	987
Series WI			MSCI, Inc.
4.875% due 09/15/24	496	492	5.750% due 08/15/25 (Þ)	478	498
LPL Holdings, Inc.			Multi-Color Corp.
5.750% due 09/15/25 (Þ)	2,224	2,157	4.875% due 11/01/25 (Þ)	52	48
			NAI Entertainment Holdings LLC Term
Lux Finco Sarl Term Loan B1			Loan B
10.397% due 10/16/23 (Ê)	1,840	1,808	Zero coupon due 04/23/25 (Ê)	250	251
M/I Homes, Inc.			Navient Corp.
Series WI
5.625% due 08/01/25	728	701	Series MTN
			8.000% due 03/25/20	564	601
Mack-Cali Realty LP
4.500% due 04/18/22	301	292	Navistar, Inc. 1st Lien Term Loan B
			5.869% due 11/06/24 (Ê)	249	251
Marketo, Inc. 1st Lien Term Loan
5.043% due 01/30/25 (Ê)	125	125	NCL Corp. , Ltd.
			4.750% due 12/15/21 (Þ)	491	498
Match Group, Inc.

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 301

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
NCR Corp.			5.151% due 02/09/25 (Ê)	125	125
5.000% due 07/15/22	497	493	Outfront Media Capital LLC / Outfront
Netflix, Inc.			Media Capital Corp.
5.375% due 02/01/21	470	484	Series WI
4.875% due 04/15/28 (Þ)	149	141	5.875% due 03/15/25	487	499
5.875% due 11/15/28 (Þ)	740	738	PACCAR Financial Corp.
New Albertson's, Inc.			2.800% due 03/01/21	750	746
Series MTNC			Pattern Energy Group, Inc.
6.625% due 06/01/28	116	89	5.875% due 02/01/24 (Þ)	129	132
New Albertsons, L. P.			Patterson Co. 2nd Lien Term Loan
7.450% due 08/01/29	164	133	10.858% due 08/28/23 (Å)(Ê)	3,490	3,281
Nexstar Broadcasting, Inc.			PBF Holding Co. LLC
5.625% due 08/01/24 (Þ)	75	74	Series WI
NFP Corp.			7.250% due 06/15/25	1,250	1,297
6.875% due 07/15/25 (Þ)	3,120	3,058	PDC Brands 2nd Lien Term Loan
			11.060% due 06/30/25 (Ê)	1,420	1,432
NGPL PipeCo LLC			Pelican Products, Inc. 1st Lien Term
7.768% due 12/15/37 (Þ)	211	254
Nielsen Finance LLC / Nielsen Finance			Loan B1
			6.592% due 04/11/20 (Ê)	211	211
Co.			Penn National Gaming, Inc. 1st Lien
5.000% due 04/15/22 (Þ)	497	501
Nissan Auto Receivables 2017-C Owner			Term Loan B
Trust			4.401% due 01/19/24 (Ê)	197	198
Series 2017-C Class A2A			Performance Food Group, Inc.
1.890% due 10/15/20	510	507	5.500% due 06/01/24 (Þ)	490	493
Nissan Auto Receivables Owner Trust			Pfizer, Inc.
			1.450% due 06/03/19	500	494
Series 2017-A Class A2B			PFS Acquisition LLC 2nd Lien Term
1.979% due 01/15/20 (Ê)	153	153	Loan
NN, Inc. Incremental Term Loan			9.160% due 01/31/22 (Å)(Ê)	7,390	2,725
5.569% due 04/03/21 (Ê)	240	240	Pilgrim's Pride Corp.
Nokia of Americal Corp.			5.875% due 09/30/27 (Þ)	670	640
6.450% due 03/15/29	470	478
Northwest Acquisitions ULC / Dominion			Pinnacle Foods Finance LLC
Finco, Inc.			Series WI
7.125% due 11/01/22 (Þ)	1,930	1,966	5.875% due 01/15/24	488	503
			Pizza Hut Holdings LLC 1st Lien Term
Novartis Capital Corp.			Loan B
Series 0006			4.071% due 04/03/25 (Ê)	250	251
1.800% due 02/14/20	1,340	1,318
NPC International, Inc. First Lien Term			Plantronics, Inc.
Loan			5.500% due 05/31/23 (Þ)	524	524
5.859% due 04/20/24 (Ê)	248	250	Plastipak Holdings, Inc.
NuStar Logistics LP			6.250% due 10/15/25 (Þ)	820	795
4.800% due 09/01/20	169	169	Platform Specialty Products Corp.
NVA Holdings, Inc.			5.875% due 12/01/25 (Þ)	650	634
6.875% due 04/01/26 (Þ)	380	383	Polaris Intermediate Corp.
On Assignment, Inc. 1st Lien Term Loan			8.500% due 12/01/22 (Þ)	1,960	1,989
B4			Post Holdings, Inc.
4.312% due 04/02/25 (Ê)	239	240	5.750% due 03/01/27 (Þ)	569	556
One Call Corp.			5.625% due 01/15/28 (Þ)	721	689
Series 144a			Post Holdings, Inc. Incremental Term
7.500% due 07/01/24 (Å)	2,835	2,792	Loan
Optimas OE Solutions Holding LLC /			4.321% due 05/24/24 (Ê)	248	249
Optimas OE Solutions, Inc.			Pre-Paid Legal Services, Inc. 1st Lien
8.625% due 06/01/21 (Þ)	2,020	2,081	Term Loan
			-% due 04/17/25 (Ê)	125	126
Optiv, Inc. 1st Lien Term Loan			Pre-Paid Legal Services, Inc. 2nd Lien
5.604% due 02/01/24 (Ê)	231	224	Term Loan
Orchestra Borrower LLC and Orchestra			10.811% due 07/01/20 (Ê)	500	500
Co-Issuer, Inc.
6.750% due 06/15/22 (Þ)	2,050	2,126	Prestige Brands, Inc.
Oryx Southern Delaware Holdings LLC			6.375% due 03/01/24 (Þ)	1,000	1,005
Term Loan

See accompanying notes which are an integral part of the financial statements.

302 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Prime Security Services Borrower LLC /			5.750% due 02/15/21	659	481
Prime Finance, Inc.			Rexnord LLC 1st Lien Term Loan B
9.250% due 05/15/23 (Þ)	2,200	2,362	4.571% due 08/21/24 (Ê)	188	189
Prime Security Services Borrower LLC			Reynolds Group Holdings, Inc. 1st Lien
Term Loan B1			Term Loan B
5.061% due 05/02/22 (Ê)	268	269	5.119% due 02/05/23 (Ê)	241	242
Procter & Gamble Co. (The)			RHP Hotel Properties, LP / RHP
2.628% due 11/01/19 (Ê)	559	562	Finance Corp.
Project Alpha Intermediate Holding, Inc.			Series WI
1st Lien Term Loan B			5.000% due 04/15/23	496	499
5.990% due 04/26/24 (Ê)	496	494	RHP Hotel Properties, LP Term Loan B
PSPC Escrow Corp.			4.593% due 05/11/24 (Ê)	372	374
Series REGS			Rite Aid Corp.
6.000% due 02/01/23	700	879	6.125% due 04/01/23 (Þ)	77	78
PulteGroup, Inc.			7.700% due 02/15/27	100	87
6.000% due 02/15/35	276	282	Rockies Express Pipeline LLC
QCP SNF West/Central/East REIT LLC			5.625% due 04/15/20 (Þ)	553	573
8.125% due 11/01/23 (Þ)	1,370	1,492
Quest Software US Holdings, Inc. 1st			Rowan Cos. , Inc.
			4.875% due 06/01/22	248	229
Lien Term Loan			4.750% due 01/15/24	190	163
7.859% due 10/31/22 (Ê)	233	234
Quintiles IMS, Inc. 1st Lien Term Loan			RP Crown Parent LLC
B2			7.375% due 10/15/24 (Þ)	960	996
4.202% due 01/18/25 (Ê)	248	249	Safeway, Inc.
Qwest Capital Funding, Inc.			7.250% due 02/01/31	948	795
7.750% due 02/15/31	400	367	SBA Communications Corp.
Qwest Corp.			4.000% due 10/01/22 (Þ)	518	493
6.750% due 12/01/21	588	632	Scientific Games International, Inc. 1st
Rackspace Hosting, Inc.			Lien Term Loan B5
8.625% due 11/15/24 (Þ)	125	127	5.080% due 08/14/24 (Ê)	1,249	1,256
Rackspace Hosting, Inc. 1st Lien Term			Scotts Miracle-Gro Co. (The)
Loan			Series WI
5.271% due 11/03/23 (Ê)	1,860	1,854	5.250% due 12/15/26	496	485
Radian Group, Inc.			Sealed Air Corp.
5.250% due 06/15/20	486	496	4.875% due 12/01/22 (Þ)	542	550
Radiate HoldCo LLC / Radiate Finance,			6.875% due 07/15/33 (Þ)	200	223
Inc.			SeaWorld Parks & Entertainment Term
6.875% due 02/15/23 (Þ)	50	48	Loan B
Radiate Holdco LLC 1st Lien Term			5.302% due 03/31/24 (Ê)	317	316
Loan B			Service Corp. International
5.359% due 02/01/24 (Ê)	125	123	5.375% due 05/15/24	485	496
Radio One, Inc. 1st Lien Term Loan B			Sesac Holdco II LLC 1st Lien Term Loan
5.910% due 04/18/23 (Ê)	3,236	3,203	5.580% due 02/13/24 (Ê)	124	124
RBS Capital Trust II			Sesac Holdco II LLC 2nd Lien Term
6.425% due 12/29/49 (Ê)(ƒ)	295	339	Loan
Realogy Group LLC / Realogy Co-Issuer			9.580% due 02/24/25 (Ê)	125	124
Corp.			Shutterfly, Inc. Term Loan B2
5.250% due 12/01/21 (Þ)	498	503	4.660% due 08/17/24 (Ê)	125	126
Red Ventures LLC 1st Lien Term Loan B			Silgan Holdings, Inc.
6.353% due 11/08/24 (Ê)	497	503	Series WI
Red Ventures LLC 2nd Lien Term Loan			4.750% due 03/15/25	520	503
10.353% due 11/08/25 (Ê)	125	127	Sinclair Television Group, Inc. 1st Lien
RegionalCare Hospital Partners			Term Loan B
Holdings, Inc.			Zero coupon due 12/12/24 (Ê)	375	377
8.250% due 05/01/23 (Þ)	1,690	1,774
Research Now Group, Inc. 1st Lien Term			Sirius XM Radio, Inc.
Loan			5.375% due 04/15/25 (Þ)	496	494
7.864% due 12/20/24 (Ê)	125	122	5.000% due 08/01/27 (Þ)	1,490	1,420
Resolute Energy Corp.			SIRVA Worldwide, Inc. Term Loan
8.500% due 05/01/20	1,110	1,110	8.280% due 11/14/22 (Ê)	145	146
Revlon Consumer Products Corp.			8.510% due 11/14/22 (Ê)	167	168

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 303

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
8.810% due 11/14/22 (Ê)	148	148	6.750% due 07/01/25 (Þ)	1,320	1,247
SM Energy Co.			Symantec Corp.
5.000% due 01/15/24	140	133	4.200% due 09/15/20	456	461
5.625% due 06/01/25	495	480	Talen Energy Supply LLC
Solarwinds Holdings, Inc. 1st Lien Term			4.600% due 12/15/21	92	78
Loan			Team Health Holdings, Inc.
5.178% due 02/05/24 (Ê)	192	193	6.375% due 02/01/25 (Þ)	680	592
Solera LLC Term Loan B			Tempo Acquisition LLC / Tempo
5.071% due 03/04/23 (Ê)	247	248	Acquisition Finance Corp.
Southcross Energy Partners LP 1st Lien			6.750% due 06/01/25 (Þ)	270	267
Term Loan B			Tempo Acquisition LLC Term Loan B
6.552% due 08/04/21 (Ê)	85	84	5.354% due 05/01/24 (Ê)	248	249
Southwestern Energy Co.			Tender Option Bond Trust Receipts /
6.450% due 01/23/25	527	515	Certificates Revenue Bonds
Spectrum Brands, Inc.			2.400% due 10/29/27 (Ê)(Þ)	1,750	1,750
Series WI			Tenet Healthcare Corp.
5.750% due 07/15/25	486	486	6.875% due 11/15/31	112	102
Sprint Capital Corp.			Series WI
6.875% due 11/15/28	1,762	1,797	6.750% due 06/15/23	670	659
Sprint Communications, Inc.			TerraForm AP Acquisition Holdings LLC
6.000% due 11/15/22	50	51	Term Loan B
Sprint Communications, Inc. 1st Lien			6.795% due 06/26/22 (Ê)	262	264
Term Loan B			TerraForm Power Operating LLC
4.863% due 02/02/24 (Ê)	741	743	4.250% due 01/31/23 (Þ)	50	48
Sprint Corp.			5.000% due 01/31/28 (Þ)	50	47
7.625% due 03/01/26	589	620	TIBCO Software, Inc.
Series WI			11.375% due 12/01/21 (Þ)	3,078	3,351
7.875% due 09/15/23	1,300	1,394	TKC Holdings, Inc. 1st Lien Term Loan
Standard Industries, Inc.			6.571% due 02/01/23 (Ê)	122	123
4.750% due 01/15/28 (Þ)	1,500	1,399	TKC Holdings, Inc. 2nd Lien Term Loan
Staples, Inc.			10.321% due 02/01/24 (Ê)	125	126
8.500% due 09/15/25 (Þ)	494	462	T-Mobile USA, Inc.
Starwood Property Trust, Inc.			6.375% due 03/01/25	548	575
Series WI			TMS International Corp.
5.000% due 12/15/21	482	488	7.250% due 08/15/25 (Þ)	1,306	1,352
Station Casinos LLC 1st Lien Term			TMS International Corp. Term Loan B
Loan B			4.651% due 08/14/24 (Ê)	212	213
4.855% due 06/08/23 (Ê)	124	124	Toyota Auto Receivables Owner Trust
Steak n Shake, Inc. Term Loan			Series 2017-D Class A2A
5.972% due 03/19/21 (Ê)	1,076	925	1.740% due 08/17/20	2,000	1,988
Steel Dynamics, Inc.			Toyota Motor Credit Corp.
Series WI			3.027% due 01/11/22 (Ê)	1,500	1,525
5.125% due 10/01/21	570	581	2.727% due 01/11/23 (Ê)	400	400
Suburban Propane Partners LP /
Suburban Energy Finance Corp.			Trader Corp. Term Loan B
Series MTNB			5.295% due 09/28/23 (Ê)	332	332
5.875% due 03/01/27	627	594	Trans Union LLC 1st Lien Term Loan B3
SunCoke Energy Partners, LP / SunCoke			4.356% due 04/09/23 (Ê)	246	247
Energy Partners Finance Corp.			Transdigm Group, Inc. 1st Lien Term
Series 785A			Loan F
7.500% due 06/15/25 (Þ)	1,300	1,336	5.052% due 06/09/23 (Ê)	84	84
			TransDigm Group, Inc. 1st Lien Term
Sunoco LP and Sunoco Finance Corp.			Loan F
5.875% due 03/15/28 (Þ)	95	92	4.651% due 06/09/23 (Ê)	160	161
SUPERVALU, Inc. 1st Lien Term Loan B			TransDigm, Inc.
-% due 06/08/24 (Ê)	150	150	6.000% due 07/15/22	519	526
SUPERVALU, Inc. 1st Lien Term Loan B			Series WI
-% due 06/08/24 (Ê)	90	90	6.375% due 06/15/26	1,666	1,674
Surgery Center Holdings, Inc.			Transocean, Inc.
8.875% due 04/15/21 (Þ)	560	575	7.500% due 04/15/31	90	83

See accompanying notes which are an integral part of the financial statements.

304 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.800% due 03/15/38	1,442	1,211	Varisty Brands, Inc. Term Loan B
Travelport Finance Luxembourg SARL			5.401% due 11/29/24 (Ê)	249	251
Term Loan B			Verdesian Life Sciences LLC Term Loan
4.401% due 03/07/25 (Ê)	125	125	7.359% due 07/01/20 (Ê)	120	114
TreeHouse Foods, Inc.			Veritas US, Inc. / Veritas Bermuda, Ltd.
6.000% due 02/15/24 (Þ)	498	496	10.500% due 02/01/24 (Þ)	1,348	1,166
Trident Merger Sub, Inc.			ViaSat, Inc.
6.625% due 11/01/25 (Þ)	1,706	1,672	5.625% due 09/15/25 (Þ)	502	479
Triumph Group, Inc.			VICI Properties, Inc. Term Loan
4.875% due 04/01/21	682	662	4.286% due 12/22/24 (Ê)	191	192
5.250% due 06/01/22	150	145
			Viewpoint, Inc. 2nd Lien Term Loan
Series WI			10.552% due 07/18/25 (Ê)	125	124
7.750% due 08/15/25	749	768
			Vince LLC 1st Lien Term Loan B
TruGreen, LP Term Loan			5.579% due 11/27/19 (Ê)	114	103
6.343% due 04/13/23 (Ê)	483	486	8.778% due 11/27/19 (Ê)	74	67
Uber Technologies, Inc. 1st Lien Term
Loan			Vizient, Inc.
5.890% due 03/22/25 (Ê)	140	141	10.375% due 03/01/24 (Þ)	1,240	1,373
Ultra Resources, Inc. Term Loan			W. R. Grace & Co. -Conn.
5.312% due 04/12/24 (Ê)	125	117	5.125% due 10/01/21 (Þ)	483	496
United Airlines, Inc. 1st Lien Term			W3 TopCo LLC 1st Lien Term Loan
Loan B			7.901% due 03/08/22 (Ê)	246	245
4.321% due 04/01/24 (Ê)	248	248	8.302% due 03/08/22 (Ê)	3	3
Uniti Group LP			Walt Disney Co. (The)
7.125% due 12/15/24 (Þ)	940	867	2.508% due 06/05/20 (Ê)	1,500	1,504
Univar USA, Inc.			Warrior Met Coal, Inc.
6.750% due 07/15/23 (Þ)	518	534	8.000% due 11/01/24 (Þ)	533	544
UPC Financing Partnership 1st Lien			Weatherford International, Ltd.
Term Loan AR			6.500% due 08/01/36	243	185
4.853% due 01/15/26 (Ê)	500	501	6.750% due 09/15/40	254	194
Urban One, Inc.			Weatherford International, Ltd. Term
7.375% due 04/15/22 (Þ)	425	416	Loan
US Bank			4.210% due 07/13/20 (Ê)	121	119
Series BKNT			Weight Watchers International, Inc. 1st
2.679% due 01/24/20 (Ê)	1,900	1,904	Lien Term Loan B
			6.640% due 11/29/24 (Ê)	40	40
USG Corp.			7.060% due 11/29/24 (Ê)	183	185
5.500% due 03/01/25 (Þ)	440	460
USI, Inc. Term Loan B			Wells Fargo & Co.
Series 0001			3.661% due 03/04/21 (Ê)	1,500	1,537
5.302% due 05/16/24 (Ê)	248	248	West Corp.
USIS Merger Sub, Inc.			Series 0005
6.875% due 05/01/25 (Þ)	824	830	8.500% due 10/15/25 (Þ)	790	762
UTEX Industries, Inc. Covenant-Lite 1st			West Street Merger Sub, Inc.
Lien Term Loan B			6.375% due 09/01/25 (Þ)	1,636	1,607
5.900% due 05/22/21 (Ê)	1,157	1,137	Whiting Petroleum Corp.
Valeant Pharmaceuticals International			6.625% due 01/15/26 (Þ)	634	650
9.250% due 04/01/26 (Þ)	40	41	Williams Cos. , Inc. (The)
Valeant Pharmaceuticals International,			3.700% due 01/15/23	676	654
Inc.			5.750% due 06/24/44	221	230
6.500% due 03/15/22 (Þ)	113	117	Williams Scotsman International, Inc.
7.000% due 03/15/24 (Þ)	1,075	1,134	7.875% due 12/15/22 (Þ)	475	494
6.125% due 04/15/25 (Þ)	3,250	2,931	WMG Acquisition Corp. 1st Lien Term
5.500% due 11/01/25 (Þ)	49	49	Loan E
9.000% due 12/15/25 (Þ)	100	101	4.395% due 11/01/23 (Ê)	125	126
Valeant Pharmaceuticals International,			Wyndham Hotels & Resorts, Inc. Term
Inc. Term Loan B			Loan B
5.394% due 04/02/22 (Ê)	248	251	-% due 03/28/25 (Ê)	175	176
Vantiv, LLC Term Loan B4			Wynn Las Vegas LLC / Wynn Las Vegas
4.321% due 08/07/24 (Ê)	250	252	Capital Corp.
			5.500% due 03/01/25 (Þ)	900	896

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 305

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$		or Shares			$
5.250% due 05/15/27 (Þ)	50	48	6.125% due 07/15/2018(¢)		77,740		1,976
Xerium Technologies, Inc.							2,233
Series WI
9.500% due 08/15/21	810	844	United Kingdom - 0.3%
York Risk Services Group, Inc.			General Accident PLC(Æ)
Covenant-Lite Term Loan B			7.875% (Ÿ)		25,000		48
6.062% due 10/01/21 (Ê)	248	241	HSBC Holdings PLC(Æ)(ƒ)
Yum! Brands, Inc.			6.200% due 06/25/2018(¢)		36,780		946
3.875% due 11/01/23	569	545	Lloyds Banking Group PLC(Å)(Æ)
4.750% due 06/01/27 (Þ)	87	84	9.250% (Ÿ)		414,300		927
Zachry Holdings, Inc.			National Westminster Bank PLC(Æ)
7.500% due 02/01/20 (Þ)	1,025	1,028	9.000% (Ÿ)		48,000		105
		330,024	Nationwide Building Society
Venezuela, Bolivarian Republic of - 0.5%			10.250% due 12/31/2049		3,000		650
Petroleos de Venezuela SA			Standard Chartered PLC(Å)(Æ)
5.375% due 04/12/27 (Ø)	1,000	261	7.375% (Ÿ)		30,000		52
Series REGS			Standard Chartered PLC(Æ)
9.000% due 11/17/21 (Ø)	313	94	8.250% (Ÿ)		30,000		57
6.000% due 05/16/24 (Ø)	8,000	2,020					2,785
6.000% due 11/15/26 (Ø)	4,497	1,135
5.500% due 04/12/37 (Ø)	2,150	570	United States - 0.3%
Venezuela Government International			Banco Santander SA(Å)(Æ)(ƒ)
Bond			6.410% due 06/11/2018(¢)		12,450		317
Series REGS			Banco Santander SA(Æ)(ƒ)
7.750% due 10/13/19 (Ø)	2,000	590	6.800% due 04/02/2018(¢)		3,400		86
		4,670	Deutsche Bank Contingent Capital Trust
Virgin Islands, British - 0.2%			II(Æ)(ƒ)
Bluestar Finance Holdings, Ltd.			6.550% due 06/25/2018(¢)		19,792		508
4.375% due 12/29/49 (Ê)(ƒ)	435	435	Education Management Corp. (Æ)(Š)
Chalco Hong Kong Investment Co. , Ltd.			0.000% (Ÿ)		2,128		—
4.250% due 12/29/49 (Ê)(ƒ)	700	681	Sequa Corp. (Æ)(Š)
			0.000% (Ÿ)		2,095		2,095
Franshion Brilliant, Ltd.							3,006
5.750% due 12/29/49 (Ê)(ƒ)	653	639
Greenland Global Investment, Ltd.
5.875% due 07/03/24	257	242	Total Preferred Stocks
		1,997	(cost $8,286)				8,024
Total Long-Term Fixed Income
Investments			Options Purchased - 0.0%
(cost $749,506)		742,711	(Number of Contracts)
			Cross Currency Options
			(HUF/EUR)
Common Stocks - 0.8%			JPMorgan Chase Sep 2018 308.00	EUR	2,210	(ÿ)	10
United States - 0.8%			Put (2,210,000)
Education Management Corp. (Æ)(Š)(Þ)	4,460,190	—	Cross Currency Options
Foresight Energy LP(Å)	136,867	487	(INR/USD)
			JPMorgan Chase May 2018 65.91
Millennium Health LLC(Å)(Æ)	14,862	—		USD	1,566	(ÿ)	16
			Call (2,348,000)
Specialty Steel Holdco, Inc. (Å)(Æ)(Š)	22	6,496	Cross Currency Options
		6,983	(MXN/USD)
			JPMorgan Chase May 2018 18.10	USD	3,960	(ÿ)	9
Total Common Stocks			Put (3,960,000)
			JPMorgan Chase May 2018 18.25
(cost $4,246)		6,983	Put (409,000)	USD	409	(ÿ)	1
			Cross Currency Options
			(PZE/EUR)
Preferred Stocks - 0.9%			JPMorgan Chase Sep 2018 4.20
Netherlands - 0.3%			Put (2,233,000)	EUR	2,233	(ÿ)	14
Aegon NV(Æ)(ƒ)			Barclays Jul 2018 4.20 Put
6.375% due 06/25/2018(¢)	10,000	257	(1,453,000)	EUR	1,453	(ÿ)	6
ING Groep NV(Æ)(ƒ)			Cross Currency Options
			(TRY/USD)

See accompanying notes which are an integral part of the financial statements.

306 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal	Fair
	Amount ($)			Value		Amount ($)		Value
	or Shares			$		or Shares		$
JPMorgan Chase Jul 2018 4.10 Put	USD	3,850	(ÿ)	62	BPCE
(3,850,000)
Total Options Purchased					2.646% due 01/18/19 (Þ)(~)		300	294
(cost $168)				118	Ghana - 0.0%
Warrants & Rights - 0.0%					Ghana Government International Bond
United States - 0.0%					24.500% due 04/22/19	GHS	80	19
Education Management Corp. (Æ)					Series 2YR
2021 Warrants		1,564,221		—	22.500% due 12/10/18	GHS	770	176

Total Warrants & Rights					21.000% due 01/07/19	GHS	90	21
(cost $—)				—	Series 3YR
					23.470% due 05/21/18	GHS	430	96

Short-Term Investments - 12.7%					Series 5YR
Argentina - 0.2%					19.040% due 09/24/18	GHS	50	11
Argentina Treasury Bills								323
8.373% due 09/19/18 (~)	ARS	410		18	Japan - 0.1%
Letras del Banco Central de Argentina					Sumitomo Mitsui Banking Corp.
3.637% due 06/21/18 (~)	ARS	6,160		288	Series GMTN
6.980% due 08/15/18	ARS	6,780			1.950% due 07/23/18		750	749
Letras del Banco Central de Argentina				303	Luxembourg - 0.1%
Bills					Telecom Italia Capital SA
1.161% due 05/16/18	ARS	17,380		837	6.999% due 06/04/18		1,013	1,016
5.341% due 07/18/18 (~)	ARS	11,510			Malaysia - 0.2%
Republic of Aregentina Governemnt				527	Malaysia Government International Bond
International Bond					Series 0515
25.331% due 03/11/19 (Ê)	ARS	770		39	3.759% due 03/15/19	MYR	3,861	986
				2,012	Malaysia Government Treasury Bills
Australia - 0.1%					Series 1801
Westpac Banking Corp.					124.343% due 01/18/19	MYR	4,020	1,001
2.114% due 08/16/18 (Ê)(Þ)(~)		1,000		1,000				1,987
Bermuda - 0.1%					Mexico - 0.1%
Novartis Securities Investment, Ltd.					Mexico Cetes
5.125% due 02/10/19		940		958	Series BI
Canada - 0.6%					7303.314% due 07/19/18	MXN	123,580	650
Bank of Nova Scotia (The)					Netherlands - 0.0%
Series YCD					Petrobras Global Finance BV
2.569% due 11/09/18 (Ê)(~)		1,500		1,501	8.375% due 12/10/18		200	206
Canadian Imperial Bank of Commerce					Sri Lanka - 0.1%
Series YCD					National Savings Bank
2.593% due 02/04/19 (Ê)(~)		1,000		1,001	Series REGS
					8.875% due 09/18/18		750	760
2.593% due 02/07/19 (Ê)(~)		800		800	Sweden - 0.3%
Province of Quebec Canada					Nordea Bank AB
Series MTN					2.618% due 04/10/19 (Ê)(~)		700	700
2.551% due 09/04/18 (Ê)		450		450	Svenska Handelsbanken AB
Toronto-Dominion Bank (The)					2.211% due 02/12/19 (Ê)(~)		1,610	1,613
Series MTN
								2,313
3.202% due 01/22/19 (Ê)		1,150		1,156	Switzerland - 0.2%
				4,908	UBS AG
Denmark - 0.1%					2.355% due 12/07/18 (Ê)(Þ)		1,995	1,996
Jyske Bank A/S					United Kingdom - 0.4%
Series .					Ocado Group PLC
4.750% due 05/01/18 (Ê)(ƒ)	EUR	400		486	Series REGS
France - 0.0%					1.652% due 04/20/18	GBP	650	886

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 307

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal		Fair
	Amount ($)		Value		Amount ($)			Value
	or Shares		$		or Shares			$
OneSavings Bank PLC				1.926% due 05/08/18 (ç)(Þ)(~)		650		650
9.125% due 02/22/19 (Å)(Ê)(ƒ)	GBP	400	591	Sheffield Receivables Co. LLC
Privatbank CJSC Via UK SPV Credit				2.618% due 11/05/18 (Þ)(~)		1,000		987
Finance PLC
				Toyota Motor Credit Corp.
10.250% due 01/23/18 (Ø)		1,240	260	Series MTN
Standard Chartered Bank
Series YCD				2.591% due 01/09/19 (Ê)		265		265
				U. S. Cash Management Fund (@)		67,554,802	(8)	67,555
2.115% due 07/09/18 (Ê)(~)		2,200	2,201	United States Treasury Bills
			3,938	0.516% due 09/13/18		900		894
United States - 9.8%				Westpac Banking Corp.
Anheuser-Busch InBev Finance, Inc.
				2.168% due 11/29/18 (Ê)(Þ)(~)		1,000		999
2.758% due 02/01/19 (Ê)		1,385	1,388
								87,950
AT&T, Inc.				Uruguay - 0.1%
5.600% due 05/15/18		340	340
Atlantic Broadband Finance LLC 1st				Uruguay Monetary Regulation Bills
Lien Term Loan				Series 0001
4.276% due 11/02/18 (Ê)		125	125	4.169% due 06/01/18 (~)	UYU	2,640		92
Barton Capital SA				6217.226% due 08/24/18 (~)	UYU	3,930		134
Zero coupon due 05/01/18 (ç)(Þ)(~)		2,000	2,000	4319.809% due 09/21/18 (~)	UYU	2,300		78
BMW US Capital LLC				584.190% due 02/08/19	UYU	10,600		347
1.500% due 04/11/19 (Þ)		1,000	990					651
BNZ International Funding, Ltd.				Venezuela, Bolivarian Republic of - 0.1%
2.057% due 06/01/18 (ç)(Ê)(~)		850	850	Venezuela Government International
				Bond
Charming Charlie, Inc. DIP Term Loan
				13.625% due 08/15/18 (Ø)		500		188
6.372% due 06/08/18 (Å)(Ê)		138	117
				Series REGS
Charming Charlie, Inc. Term Loan
				7.000% due 12/01/18 (Ø)		1,750		630
0.623% due 06/08/18 (ç)(Ê)		552	552
								818
2.872% due 06/08/18 (Å)(Ê)		552	304	Virgin Islands, British - 0.1%
6.374% due 06/08/18 (Å)(Ê)		138	117	Sinochem Offshore Capital Co. , Ltd.
Credit Agricole Corporate and
Investment Bank				3.250% due 04/29/19 (Þ)		1,000		998
Zero coupon due 05/01/18 (ç)(~)		1,800	1,800	Total Short-Term Investments
Crown Point Capital Co. LLC				(cost $116,312)				114,013
2.360% due 08/03/18 (Þ)(~)		2,000	2,000
LMA-Americas LLC				Total Investments 97.5%
0.871% due 05/02/18 (ç)(Þ)(~)		1,500	1,500	(identified cost $878,518)				871,849
Manhattan Asset Funding Co. LLC
1.506% due 05/07/18 (ç)(~)		800	800	Other Assets and Liabilities, Net
Natixis SA				- 2.5%				21,948
1.480% due 05/07/18 (ç)(~)		1,400	1,400	Net Assets - 100.0%				893,797
Nigeria Government Treasury Bills
7194.720% due 10/04/18 (~)	NGN	28,610	76
678.330% due 01/03/19 (~)	NGN	57,210	147
526.070% due 01/17/19	NGN	32,900	84
Real Alloy Holding, Inc.
10.000% due 01/15/19 (Å)(Ø)		1,020	—
Real Alloy Holding, Inc. Term Loan
10.000% due 05/16/18 (Å)(Ê)		1,310	1,355
5.677% due 05/17/18 (Å)(ç)(Ê)		655	655
Reckitt Benckiser Treasury Services PLC

308 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
3.9%
Aegon NV	01/13/17	NLG	600,000	33.84	203	284
Allied Irish Banks PLC	01/18/18	EUR	600,000	76.12	457	362
Banco Bilbao Vizcaya Argentaria SA	10/31/17	EUR	200,000	105.88	212	226
Banco Santander SA	03/18/16		12,450	25.18	314	317
Barclays Bank PLC	10/05/16	GBP	100,000	121.41	121	140
Belfius Bank SA	05/16/17	EUR	600,000	97.55	585	771
Caixa Geral De Depositos Finance Co.	11/22/17	EUR	75,000	89.84	67	71
CaixaSabadell Preferentes SAU	12/15/16	EUR	700,000	79.37	556	816
Caja de Seguros Reunidos, Compania de Seguros y Reaseguros, SA	01/20/17	EUR	200,000	110.19	220	261
Charming Charlie LLC Term Loan B	01/09/14		1,045,507	61.52	643	31
Charming Charlie, Inc. DIP Term Loan	12/14/17		137,977	100.00	138	117
Charming Charlie, Inc. Term Loan	12/14/17		137,977	100.00	138	117
Charming Charlie, Inc. Term Loan	01/11/18		551,788	3.37	18	304
DZ BANK Capital Funding Trust I	09/26/17	EUR	75,000	119.08	89	91
DZ Bank Perpetual Funding Issuer, Ltd.	06/14/17	EUR	650,000	93.76	609	726
Foresight Energy LP	03/07/18		136,867	—	—	487
GNB - Companhia de Seguros de Vida SA	01/10/17	EUR	240,000	66.28	159	214
GNB - Companhia de Seguros de Vida SA	01/17/17	EUR	981,850	95.18	935	969
HVB Funding Trust III	10/05/16		630,000	124.29	783	825
IKB Funding Trust I	01/18/18	EUR	50,000	88.92	44	42
KazMunayGas National Co. JSC	01/07/15		4,000,000	82.74	3,311	3,752
La Mondiale SAM	05/27/16	EUR	750,000	96.10	721	856
La Mondiale SAM	11/23/16	EUR	500,000	100.15	501	574
LaSer Confinoga SA	04/07/17	EUR	700,000	92.71	649	798
Lloyds Banking Group PLC	11/06/17	GBP	414,300	2.37	980	927
Millennium Health LLC	12/21/15		14,862	7.27	108	—
NIBC Bank NV	09/08/17	EUR	500,000	295.25	1,476	1,577
One Call Corp.	06/26/17		2,835,000	93.18	2,642	2,792
OneSavings Bank PLC	05/18/17	GBP	400,000	131.97	528	591
Patterson Co. 2nd Lien Term Loan	08/14/15		3,490,000	99.00	3,455	3,281
PFS Acquisition LLC 2nd Lien Term Loan	09/24/14		7,390,000	80.59	5,956	2,725
Real Alloy Holding, Inc.	12/23/14		1,020,000	—	1,000	—
Real Alloy Holding, Inc. Term Loan	11/21/17		655,075	100.00	655	655
Real Alloy Holding, Inc. Term Loan	02/01/18		1,310,000	71.25	933	1,355
Santander Perpetual SA	05/09/16		170,000	98.00	167	164
Saxo Bank A/S	11/29/17	EUR	500,000	125.02	625	652
Specialty Steel Holdco, Inc.	11/15/17		22	173.23	3,811	6,496
Standard Chartered PLC	11/08/17	GBP	30,000	1.81	54	52
						34,418
For a description of restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 309

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
ABG Intermediate Holdings 2 LLC 2nd Lien Term Loan	USD 3 Month LIBOR	7.750
Aegon NV	USD 6 Month LIBOR	3.540
Aegon NV	Netherlands Governments 10 Year Bond NA	0.850
Ageasfinlux SA	3 Month EURIBOR	1.350
AgroFresh, Inc. Term Loan B	USD 3 Month LIBOR	4.750
AI Mistral Luxembourg Subco Sarl Term Loan B	USD 1 Month LIBOR	3.000
Albea Beauty Holdings SA Term Loan	USD 3 Month LIBOR	3.000
Albertson's LLC Term Loan B4	USD 1 Month LIBOR	2.750
Alliant Holdings Holdings I, Inc. Term Loan B	USD 1 Month LIBOR	3.250
Allied Irish Banks PLC	3 Month EURIBOR	0.750
Almonde, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.500
Almonde, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Alpha 3 B. V. Term Loan B1	USD 3 Month LIBOR	3.000
Altice Financing SA 1st Lien Term Loan	USD 3 Month LIBOR	2.750
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
American Express Co.	USD 3 Month LIBOR	0.650
American Honda Finance Corp.	USD 3 Month LIBOR	0.340
American Honda Finance Corp.	USD 3 Month LIBOR	0.350
Ancestry. com Operations, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Anheuser-Busch InBev Finance, Inc.	USD 3 Month LIBOR	0.400
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AP Gaming I LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
Apple, Inc.	USD 3 Month LIBOR	0.300
Apple, Inc.	USD 3 Month LIBOR	0.070
Aramark Services, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.000
Arby's Loan 1st Lien Term Loan B	USD 2 Month LIBOR	3.250
Aristocrat International Pty, Ltd. 1st Lien Term Loan B	USD 3 Month LIBOR	2.000
Arterra Wines Canada, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Ascend Learning LLC Term Loan B	USD 1 Month LIBOR	3.000
	EUR Swap Annual (versus 6 Month EURIBOR) 5
ASR Nederland NV	Year Rate	3.789
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Asurion LLC Term Loan B4	USD 1 Month LIBOR	2.750
Asurion LLC Term Loan B6	USD 1 Month LIBOR	2.750
AT&T, Inc.	USD 3 Month LIBOR	0.650
Atlantic Broadband Finance LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.375
Australia & New Zealand Banking Group, Ltd.	USD 3 Month LIBOR	0.500
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.750
	U. K. Government Bonds 5 Year Note Generic Bid
Aviva PLC	Yield	2.970
Avolon LLC Term Loan B	USD 1 Month LIBOR	2.250
Axalta Coating Systems U. S. Holdings, Inc. Term Loan B	USD 3 Month LIBOR	1.750

See accompanying notes which are an integral part of the financial statements.

310 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Banca Farmafactoring SpA	Year Rate	6.164
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Banca Popolare dell'Alto Adige SCpA	Year Rate	5.368
Banco Bilbao Vizcaya Argentaria SA	3 Month EURIBOR	1.300
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Banco Comercial Portugues SA	Year Rate	4.267
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Banco de Credito Social Cooperativo SA	Year Rate	7.591
	U. S. Treasury Yield Curve Rate T Note Constant
Banco do Brasil SA	Maturity 10 Year	7.327
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Banco Santander SA	Year Rate	4.097
Bank of America Corp.	USD 3 Month LIBOR	3.630
Bank of America Corp.	USD 3 Month LIBOR	0.660
Bank of Montreal	USD 3 Month LIBOR	0.650
Bank of Nova Scotia (The)	USD 3 Month LIBOR	0.200
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Bankia SA	Year Rate	5.819
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Bankinter SA	Year Rate	8.867
Barclays Bank PLC	USD 3 Month LIBOR	3.100
Barclays Bank PLC	GBP 3 Month LIBOR	1.985
Barclays Bank PLC	GBP 3 Month LIBOR	13.400
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Barclays PLC	Year Rate	6.750
BBB Industries LLC 1st Lien Term Loan	USD 1 Month LIBOR	4.500
	U. S. Treasury Yield Curve Rate T Note Constant
BBVA Bancomer SA	Maturity 5 Year	2.650
BCPE Eagle Buyer LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
	EUR Swap Annual (versus 6 Month EURIBOR) 12
Belfius Bank SA	Year Rate	2.000
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Month LIBOR	2.000
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
	U. S. Treasury Yield Curve Rate T Note Constant
Bluestar Finance Holdings, Ltd.	Maturity 3 Year	7.242
BMW US Capital LLC	USD 3 Month LIBOR	0.410
BNP Paribas Fortis SA	3 Month EURIBOR	2.000
BNZ International Funding, Ltd.	USD 1 Month LIBOR	0.150
Brand Energy & Infrastructure Services 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Brickman Group, Ltd. LLC (The) 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
BWAY Holding Co. Term Loan B	USD 2 Month LIBOR	3.250
C. H. Guenther & Son, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Cable One, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	1.750
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Caixa Geral De Depositos Finance Co.	3 Month EURIBOR	1.800
	EUR Swap Annual (versus 6 Month EURIBOR) 5
CaixaBank SA	Year Rate	2.350
	EUR Swap Annual (versus 6 Month EURIBOR) 5
CaixaBank SA	Year Rate	4.504
CaixaSabadell Preferentes SAU	3 Month EURIBOR	1.950
Canadian Imperial Bank of Commerce	USD 3 Month LIBOR	0.230

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 311

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Canadian Imperial Bank of Commerce	USD 3 Month LIBOR	0.230
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Capital Automotive LP 1st Lien Term Loan	USD 1 Month LIBOR	2.500
Capital One Multi-Asset Execution Trust	USD 1 Month LIBOR	0.380
Caterpillar Financial Services Corp.	USD 3 Month LIBOR	0.290
Catlin Insurance Co. , Ltd.	USD 3 Month LIBOR	2.975
CBS Radio Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
CH Hold Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
	U. S. Treasury Yield Curve Rate T Note Constant
Chalco Hong Kong Investment Co. , Ltd.	Maturity 5 Year	7.931
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charming Charlie LLC Term Loan B	USD 3 Month LIBOR	1.000
Charming Charlie, Inc. DIP Term Loan	USD 1 Week LIBOR	4.500
Charming Charlie, Inc. Term Loan	USD 1 Month LIBOR	4.500
Charming Charlie, Inc. Term Loan	USD 1 Week LIBOR	1.000
Charming Charlie, Inc. Term Loan	USD 3 Month LIBOR	0.375
Charter Communications Operating LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Chase Issuance Trust	USD 1 Month LIBOR	0.430
Commercial Barge Line Co. 1st Lien Term Loan B	USD 1 Month LIBOR	8.750
ConocoPhillips Co.	USD 3 Month LIBOR	0.900
Constellis Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
Constellis Holdings LLC 2nd Lien Term Loan	USD 3 Month LIBOR	9.000
Convergeone Holdings Corp. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Cooperatieve Rabobank UA	USD 3 Month LIBOR	10.868
Cortes NP Acquisition Corp Term Loan B	USD 1 Month LIBOR	4.000
COTY, Inc. Term Loan B	USD 1 Month LIBOR	2.250
CPI Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	4.500
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Agricole SA	LIBOR) 5 Year Rate	4.697
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Agricole SA	LIBOR) 5 Year Rate	4.898
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Suisse Group AG	LIBOR) 5 Year Rate	4.598
Crosby US Acquisition Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Crown Finance, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
CSC Holdings, LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
CWGS Group LLC Term Loan	USD 1 Month LIBOR	2.750
Danske Bank A/S	USD 3 Month LIBOR	0.510
	USD Swap Semiannual 30/360 (versus 3 Month
Danske Bank A/S	LIBOR) 7 Year Rate	3.896
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Delta 2 (Lux) Sarl Term Loan	USD 1 Month LIBOR	2.500
Deutsche Postbank Funding Trust III	EURIBOR ICE Swap Rate	0.125
Diamond (BC) BV 1st Lien Term Loan	USD 2 Month LIBOR	3.000
Diamond US Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.750
Digicert Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000

See accompanying notes which are an integral part of the financial statements.

312 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
	GBP Swap Semiannual (versus 6 Month LIBOR) 5
Direct Line Insurance Group PLC	Year Rate	3.394
DNB Nor Bank ASA	USD 3 Month LIBOR	0.220
Dragon Merger Sub LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.250
DuPage Medical Group, Ltd. 2nd Lien Term Loan	USD 3 Month LIBOR	7.000
DZ BANK Capital Funding Trust I	3 Month EURIBOR	2.500
DZ Bank Perpetual Funding Issuer, Ltd.	3 Month EURIBOR	0.800
EagleView Technology Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
ECI Macola / Max Holding LLC Term Loan B	USD 3 Month LIBOR	4.250
Education Management LLC Term Loan B	USD 3 Month LIBOR	8.500
Emerald US, Inc. Term Loan B1	USD 3 Month LIBOR	4.000
	USD Swap Semiannual 30/360 (versus 3 Month
Emirates NBD Tier 1, Ltd.	LIBOR) 6 Year Rate	4.513
EnergySolutions LLC 1st Lien Term Loan B	USD 3 Month LIBOR	4.750
Engineered Machinery Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Engineered Machinery Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
EP Petroecuador	USD 3 Month LIBOR	5.630
Evergreen Skills Lux Sarl 2nd Lien Term Loan	USD 3 Month LIBOR	8.250
Everi Payments, Inc. 1st Lien Term Loan	USD 2 Month LIBOR	3.500
EW Scripps Co. Term Loan B	USD 1 Month LIBOR	2.000
Exact Merger Sub LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
First Data Corp. Term Loan	USD 1 Month LIBOR	2.250
Flying Fortress Holdings LLC 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
Focus Financial Partners LLC 1st Lien Term Loan B1	USD 3 Month LIBOR	2.750
Ford Credit Auto Owner Trust	USD 1 Month LIBOR	0.070
	USD Swap Semiannual 30/360 (versus 3 Month
Franshion Brilliant, Ltd.	LIBOR) 5 Year Rate	3.859
Freedom Mortgage Corp. Term Loan	USD 1 Week LIBOR	4.750
Frontier Communications Corp. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.750
FullBeauty Brands Holding Corp. 2nd Lien Term Loan	USD 1 Month LIBOR	9.000
FullBeauty Brands Holdings Corp. 1st Lien Term Loan	USD 1 Month LIBOR	4.750
Getty Images, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
GHX Ultimate Parent Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Global Payments, Inc. Term Loan B	USD 1 Month LIBOR	1.750
GNB - Companhia de Seguros de Vida SA	3 Month EURIBOR	2.200
GNB - Companhia de Seguros de Vida SA	3 Month EURIBOR	3.500
Go Daddy Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Golub Capital Partners CLO, Ltd.	USD 3 Month LIBOR	6.500
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Governor & Co.	Year Rate	3.550
Greeneden U. S. Holdings II LLC 1st Lien Term Loan B3	USD 3 Month LIBOR	3.500
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Grenke AG	Year Rate	6.702
Grifols Worldwide Operations USA Inc. 1st Lien Term Loan B	USD 1 Week LIBOR	2.250
Gruden Holdings, Inc. First Lien Term Loan	USD 3 Month LIBOR	5.500
Gulf Finance LLC Term Loan B	USD 3 Month LIBOR	5.250
GVC Holdings PLC Term Loan B2	USD 1 Month LIBOR	2.500

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 313

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
H B Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
	U. K. Government Bonds 5 Year Note Generic Bid
HBOS Sterling Finance Jersey, LP	Yield	4.400
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Help Systems LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.750
HGIM Corp. Covenant-Lite Term Loan B	USD 12 Month LIBOR	0.000
Hilton Worldwide Finance LLC Term Loan B2	USD 1 Month LIBOR	1.750
Honda Auto Receivables Owner Trust	USD 1 Month LIBOR	0.090
House of Fraser Funding PLC	GBP 3 Month LIBOR	5.750
HT1 Funding GmbH	12 Month EURIBOR	2.000
Hyland Software, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
Hyland Software, Inc. Term Loan	USD 1 Month LIBOR	3.250
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Ibercaja Banco, SA	Year Rate	6.809
IBM Credit LLC	USD 3 Month LIBOR	0.260
	EUR Swap Annual (versus 6 Month EURIBOR) 5
IKB Deutsche Industriebank AG	Year Rate	3.617
IKB Funding Trust I	3 Month EURIBOR	1.500
Impala Private Holdings II LLC 1st Lien Term Loan	USD 3 Month LIBOR	4.000
	U. S. Treasury Yield Curve Rate T Note Constant
Industrial & Commercial Bank of China, Ltd.	Maturity 5 Year	3.135
	U. S. Treasury Yield Curve Rate T Note Constant
Industrial & Commercial Bank of China, Ltd.	Maturity 5 Year	2.250
INEOS US Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Inovalon Holding, Inc. Term Loan B	USD 3 Month LIBOR	3.500
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Intesa Sanpaolo SpA	Year Rate	6.884
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
Iron Mountain, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
John Deere Capital Corp.	USD 3 Month LIBOR	0.160
John Deere Capital Corp.	USD 3 Month LIBOR	0.480
JPMorgan Chase & Co.	USD 3 Month LIBOR	3.470
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Jyske Bank A/S	Year Rate	3.962
Kraton Polymers LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
La Mondiale SAM	3 Month EURIBOR	2.700
La Mondiale SAM	3 Month EURIBOR	2.130
Lamar Media Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Las Vegas Sands LLC Term Loan B	USD 1 Month LIBOR	1.750
LaSer Confinoga SA	Natixis France CNO Tec 10 Index	1.350
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Limetree Bay Terminals LLC Term Loan B	USD 1 Month LIBOR	4.000
Lions Gate Entertainment Corp. Term Loan B	USD 3 Month LIBOR	2.250
	U. K. Government Bonds 5 Year Note Generic Bid
Liverpool Victoria Friendly Society, Ltd.	Yield	5.630
	U. K. Government Bonds 5 Year Note Generic Bid
Lloyds Bank PLC	Yield	13.400
Lloyds Banking Group PLC	USD 3 Month LIBOR	1.270
Lux Finco Sarl Term Loan B1	USD 1 Month LIBOR	8.500
Marketo, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.250

See accompanying notes which are an integral part of the financial statements.

314 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Match Group, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.500
Mavis Tire Express Services Co. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Mavis Tire Express Services Co. Term Loan	USD 3 Month LIBOR	1.000
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
MGM Growth Properties Operating Partnership, LP Term Loan B	USD 1 Month LIBOR	2.000
MH Sub I LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.750
MH Sub I LLC 2nd Lien Term Loan	USD 3 Month LIBOR	7.500
Midwest Physician Administrative Services LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Mitchell International, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Mitsubishi UFJ Investor Services & Banking SA	3 Month EURIBOR	4.500
Mizuho Bank, Ltd.	USD 3 Month LIBOR	0.400
MORSCO, Inc. Term Loan B	USD 1 Month LIBOR	7.000
National Australia Bank , Ltd.	USD 3 Month LIBOR	0.690
National Australia Bank, Ltd.	USD 3 Month LIBOR	0.510
National Bank of Canada	USD 3 Month LIBOR	0.200
Navistar, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
	EUR Swap Annual (versus 6 Month EURIBOR) 5
NIBC Bank NV	Year Rate	5.564
Nissan Auto Receivables Owner Trust	USD 1 Month LIBOR	0.060
NN, Inc. Incremental Term Loan	USD 1 Month LIBOR	3.250
Nordea Bank AB	USD 3 Month LIBOR	0.470
Nordea Bank AB	USD 3 Month LIBOR	0.280
NPC International, Inc. First Lien Term Loan	USD 1 Month LIBOR	3.500
Numericable Group SA Term Loan B12	USD 3 Month LIBOR	3.000
	GBP Swap Semiannual (versus 6 Month LIBOR) 5
OneSavings Bank PLC	Year Rate	8.359
Optiv, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Oryx Southern Delaware Holdings LLC Term Loan	USD 1 Month LIBOR	3.250
Oschadbank Via SSB #1 PLC	USD 6 Month LIBOR	6.875
OTP Bank Nyrt	3 Month EURIBOR	3.000
Parq Holdings, LP Term Loan	USD 3 Month LIBOR	7.500
Patterson Co. 2nd Lien Term Loan	USD 3 Month LIBOR	8.500
PDC Brands 2nd Lien Term Loan	USD 3 Month LIBOR	8.750
Pelican Products, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	3.250
Penn National Gaming, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
PFS Acquisition LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Pizza Hut Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Post Holdings, Inc. Incremental Term Loan	USD 1 Month LIBOR	2.000
Pre-Paid Legal Services, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Prime Security Services Borrower LLC Term Loan B1	USD 1 Month LIBOR	2.750
Procter & Gamble Co. (The)	USD 3 Month LIBOR	0.270
Project Alpha Intermediate Holding, Inc. 1st Lien Term Loan B	USD 6 Month LIBOR	3.500
Province of Quebec Canada	USD 3 Month LIBOR	0.230
	U. S. Treasury Yield Curve Rate T Note Constant
PTTEP Treasury Center Co. , Ltd.	Maturity 5 Year	3.177
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 315

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
	U. K. Government Bonds 5 Year Note Generic Bid
Quilter PLC	Yield	3.300
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radiate Holdco LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	8.000
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Raiffeisen Bank International AG	Year Rate	5.954
Raiffeisen Bank International AG	EURIBOR ICE Swap Rate	3.877
RBS Capital Trust II	USD 3 Month LIBOR	1.943
Real Alloy Holding, Inc. Term Loan	USD 3 Month LIBOR	0.500
Real Alloy Holding, Inc. Term Loan	USD 6 Month LIBOR	10.000
Reckitt Benckiser Treasury Services PLC	USD 3 Month LIBOR	0.560
Red Ventures LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
	Argentina Deposit Rates Badlar Private Banks ARS
Republic of Aregentina Governemnt International Bond	30 to 35 Days	2.500
Research Now Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Rexnord LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.250
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	2.500
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Royal Bank Of Scotland Group PLC	Year Rate	2.650
	EUR Swap Annual (versus 6 Month EURIBOR) 5
RWE AG	Year Rate	2.643
	GBP Swap Semiannual (versus 6 Month LIBOR) 5
Sainsbury's Bank PLC	Year Rate	5.247
Sandvine Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	5.750
Santander Perpetual SA	3 Month EURIBOR	1.600
Santander Perpetual SA	USD 3 Month LIBOR	3.025
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Saxo Bank A/S	Year Rate	9.300
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 2 Month LIBOR	2.750
SeaWorld Parks & Entertainment Term Loan B	USD 3 Month LIBOR	3.000
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Sesac Holdco II LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
	GBP Swap Semiannual (versus 6 Month LIBOR) 5
Shawbrook Group PLC	Year Rate	6.752
Shutterfly, Inc. Term Loan B2	USD 1 Month LIBOR	2.750
Societa Cattolica di Assicurazioni-Societa Cooperativa	3 Month EURIBOR	4.455
	USD Swap Semiannual 30/360 (versus 3 Month
Societe Generale SA	LIBOR) 5 Year Rate	3.929
Societe Generale SA	3 Month EURIBOR	8.901
Solarwinds Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Solera LLC Term Loan B	USD 1 Month LIBOR	2.750
Solvay Acetow GMBH Term Loan	USD 3 Month LIBOR	5.500
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Solvay Finance SA	Year Rate	3.700
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Solvay Finance SA	Year Rate	3.000

See accompanying notes which are an integral part of the financial statements.

316 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Southcross Energy Partners LP 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Sprint Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Srlev NV	12 Month EURIBOR	6.165
Standard Chartered Bank	USD 1 Month LIBOR	0.220
	USD Swap Semiannual 30/360 (versus 3 Month
Standard Chartered PLC	LIBOR) 5 Year Rate	5.723
Standard Chartered PLC	USD 3 Month LIBOR	1.460
	U. S. Treasury Yield Curve Rate T Note Constant
State Bank of India	Maturity 5 Year	4.274
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Steak n Shake, Inc. Term Loan	USD 1 Month LIBOR	3.750
Sumitomo Mitsui Banking Corp.	USD 3 Month LIBOR	0.460
Svenska Handelsbanken AB	USD 3 Month LIBOR	0.400
Takko Luxembourg 2 SCA	3 Month EURIBOR	5.375
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
TerraForm AP Acquisition Holdings LLC Term Loan B	USD 3 Month LIBOR	4.250
TIAA CLO I, Ltd.	USD 3 Month LIBOR	8.050
TKC Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.250
TKC Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
TMS International Corp. Term Loan B	USD 1 Month LIBOR	2.750
Toronto-Dominion Bank (The)	USD 3 Month LIBOR	0.300
Toronto-Dominion Bank (The)	USD 3 Month LIBOR	0.840
Total Capital International SA	USD 3 Month LIBOR	0.350
Toyota Motor Credit Corp.	USD 3 Month LIBOR	0.260
Toyota Motor Credit Corp.	USD 3 Month LIBOR	0.390
Toyota Motor Credit Corp.	USD 3 Month LIBOR	0.690
Trader Corp. Term Loan B	USD 3 Month LIBOR	3.000
Trans Union LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
Travelport Finance Luxembourg SARL Term Loan B	USD 3 Month LIBOR	2.500
TruGreen, LP Term Loan	USD 1 Month LIBOR	4.000
Uber Technologies, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
UBS AG	USD 3 Month LIBOR	0.320
Ukreximbank Via Biz Finance PLC	USD 6 Month LIBOR	7.000
Ultra Resources, Inc. Term Loan	USD 1 Month LIBOR	3.000
	EUR Swap Annual (versus 6 Month EURIBOR) 5
UniCredit SpA	Year Rate	4.100
	EUR Swap Annual (versus 6 Month EURIBOR) 5
UniCredit SpA	Year Rate	4.925
UniCredit SpA	Singapore Dollar Swaps Curve	4.470
UnipolSai SpA	3 Month EURIBOR	5.180
United Airlines, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
US Bank	USD 3 Month LIBOR	0.320
USI, Inc. Term Loan B	USD 3 Month LIBOR	3.000
UTEX Industries, Inc. Covenant-Lite 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.500

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 317

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Vantiv, LLC Term Loan B4	USD 1 Month LIBOR	2.000
Varisty Brands, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Venture XXIX CLO, Ltd.	USD 3 Month LIBOR	6.250
Verdesian Life Sciences LLC Term Loan	USD 3 Month LIBOR	5.000
VICI Properties, Inc. Term Loan	USD 1 Month LIBOR	2.000
Viewpoint, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.250
Voya CLO, Ltd.	USD 3 Month LIBOR	8.350
	U. S. Treasury Yield Curve Rate T Note Constant
VTB Bank	Maturity 10 Year	8.067
Walt Disney Co. (The)	USD 3 Month LIBOR	0.190
Weatherford International, Ltd. Term Loan	USD 1 Month LIBOR	2.300
Wells Fargo & Co.	USD 3 Month LIBOR	1.340
Westpac Banking Corp.	USD 1 Month LIBOR	0.180
Westpac Banking Corp.	USD 1 Month LIBOR	0.200
WMG Acquisition Corp. 1st Lien Term Loan E	USD 1 Month LIBOR	2.250
Yonkers Racing Corp. Term Loan B	USD 1 Month LIBOR	3.250
York Risk Services Group, Inc. Covenant-Lite Term Loan B	USD 1 Month LIBOR	3.750
Zais CLO 5, Ltd.	USD 3 Month LIBOR	4.500

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts)

					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Bond Futures	565	AUD	72,260	06/18	201
Euro-Bobl Futures	16	EUR	2,096	06/18	16
Euro-Bund Futures	92	EUR	14,604	06/18	243
Euro-Schatz Futures	62	EUR	6,939	06/18	10
Long Gilt Futures	10	GBP	1,223	06/18	19
United States 2 Year Treasury Note Futures	190	USD	40,289	06/18	(102)
United States 5 Year Treasury Note Futures	656	USD	74,461	06/18	(224)
United States 10 Year Treasury Note Futures	1,079	USD	129,075	06/18	(319)
United States 10 Year Ultra Treasury Note Futures	34	USD	4,348	06/18	9
United States Treasury Long Bond Futures	125	USD	17,980	06/18	99
United States Treasury Ultra Bond Futures	7	USD	1,100	06/18	23
Short Positions
Euro-Bund Futures	258	EUR	40,955	06/18	(708)
Euro-Schatz Futures	529	EUR	59,203	06/18	(90)
Japan Government 10 Year Bond Futures	29	JPY	4,368,560	04/18	15
Long Gilt Futures	106	GBP	12,960	06/18	(207)
United States 2 Year Treasury Note Futures	9	USD	1,908	06/18	5
United States 5 Year Treasury Note Futures	6	USD	681	06/18	5
United States 10 Year Treasury Note Futures	2	USD	239	06/18	—
United States Treasury Ultra Bond Futures	20	USD	3,143	06/18	(64)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,069)

See accompanying notes which are an integral part of the financial statements.

318 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (TRY/USD)	JPMorgan Chase	Put	1	3.95	USD	3,850	07/17/18	(19)
Total Liability for Options Written (premiums received $12)								(19)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	1,937	AUD	2,494	05/23/18	(60)
Bank of America	USD	187	CLP	113,147	05/16/18	(3)
Bank of America	USD	220	COP	632,610	08/21/18	5
Bank of America	USD	6	CZK	132	05/23/18	—
Bank of America	USD	34	CZK	698	05/23/18	(1)
Bank of America	USD	71	CZK	1,464	05/23/18	(2)
Bank of America	USD	100	CZK	2,044	05/23/18	(4)
Bank of America	USD	473	CZK	9,935	05/23/18	(4)
Bank of America	USD	4,465	CZK	90,384	05/23/18	(196)
Bank of America	USD	436	CZK	8,951	06/20/18	(12)
Bank of America	USD	182	EUR	150	05/02/18	—
Bank of America	USD	8,610	EUR	7,128	05/08/18	1
Bank of America	USD	1,987	GBP	1,447	05/08/18	6
Bank of America	USD	15	HKD	119	05/23/18	—
Bank of America	USD	40	HKD	313	05/23/18	—
Bank of America	USD	71	HKD	558	05/23/18	—
Bank of America	USD	100	HKD	781	05/23/18	—
Bank of America	USD	475	HKD	3,727	05/23/18	—
Bank of America	USD	4,410	HKD	34,407	05/23/18	(24)
Bank of America	USD	4	HUF	969	05/23/18	—
Bank of America	USD	57	HUF	14,169	05/23/18	(2)
Bank of America	USD	72	HUF	18,105	05/23/18	(2)
Bank of America	USD	101	HUF	25,175	05/23/18	(4)
Bank of America	USD	474	HUF	122,267	05/23/18	(3)
Bank of America	USD	4,464	HUF	1,111,318	05/23/18	(181)
Bank of America	USD	117	HUF	30,001	06/20/18	(1)
Bank of America	USD	203	HUF	51,905	06/20/18	(3)
Bank of America	USD	481	HUF	120,951	06/20/18	(14)
Bank of America	USD	176	INR	11,507	07/10/18	(4)
Bank of America	USD	144	MXN	2,721	05/23/18	1
Bank of America	USD	1,308	MXN	24,581	05/23/18	3
Bank of America	USD	268	PEN	872	05/16/18	—
Bank of America	USD	655	PLN	2,252	05/18/18	(14)
Bank of America	USD	29	PLN	98	05/23/18	(1)
Bank of America	USD	33	PLN	111	05/23/18	(1)
Bank of America	USD	473	PLN	1,653	05/23/18	(2)
Bank of America	USD	4,446	PLN	14,848	05/23/18	(215)
Bank of America	USD	141	RON	543	05/21/18	—
Bank of America	USD	230	RON	875	05/21/18	(3)
Bank of America	USD	128	RON	485	06/20/18	(3)
Bank of America	USD	220	SGD	291	07/30/18	(1)
Bank of America	USD	10	THB	309	05/23/18	—
Bank of America	USD	33	THB	1,030	05/23/18	—
Bank of America	USD	72	THB	2,244	05/23/18	(1)
Bank of America	USD	100	THB	3,122	05/23/18	(1)
Bank of America	USD	239	THB	7,479	05/23/18	(2)

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 319

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	333	THB	10,408	05/23/18	(3)
Bank of America	USD	16	TRY	65	05/23/18	—
Bank of America	USD	54	TRY	216	05/23/18	(1)
Bank of America	USD	74	TRY	307	05/23/18	1
Bank of America	USD	142	TRY	584	05/23/18	1
Bank of America	USD	246	TRY	1,022	05/23/18	4
Bank of America	USD	474	TRY	1,947	05/23/18	2
Bank of America	USD	1,305	TRY	5,026	05/23/18	(76)
Bank of America	USD	4,351	TRY	16,752	05/23/18	(253)
Bank of America	USD	31	ZAR	379	05/23/18	(1)
Bank of America	USD	143	ZAR	1,779	05/23/18	—
Bank of America	USD	1,335	ZAR	15,798	05/23/18	(71)
Bank of America	AUD	11,637	USD	9,041	05/23/18	281
Bank of America	BRL	370	USD	111	06/04/18	5
Bank of America	CLP	42,901	USD	71	05/16/18	1
Bank of America	CZK	39	USD	2	05/23/18	—
Bank of America	CZK	209	USD	10	05/23/18	—
Bank of America	CZK	2,981	USD	142	05/23/18	1
Bank of America	CZK	4,881	USD	238	05/23/18	7
Bank of America	CZK	6,812	USD	334	05/23/18	12
Bank of America	CZK	27,115	USD	1,339	05/23/18	59
Bank of America	EUR	150	USD	182	05/25/18	—
Bank of America	EUR	7,128	USD	8,629	06/07/18	(1)
Bank of America	GBP	1,447	USD	1,989	06/07/18	(6)
Bank of America	HKD	36	USD	5	05/23/18	—
Bank of America	HKD	94	USD	12	05/23/18	—
Bank of America	HKD	1,118	USD	143	05/23/18	—
Bank of America	HKD	1,858	USD	238	05/23/18	1
Bank of America	HKD	2,605	USD	333	05/23/18	1
Bank of America	HKD	10,322	USD	1,323	05/23/18	7
Bank of America	HUF	30,001	USD	117	05/02/18	1
Bank of America	HUF	3,231	USD	13	05/23/18	—
Bank of America	HUF	4,251	USD	17	05/23/18	1
Bank of America	HUF	36,680	USD	142	05/23/18	1
Bank of America	HUF	60,349	USD	238	05/23/18	6
Bank of America	HUF	83,917	USD	335	05/23/18	12
Bank of America	HUF	333,395	USD	1,339	05/23/18	54
Bank of America	MXN	51	USD	3	05/23/18	—
Bank of America	MXN	305	USD	17	05/23/18	1
Bank of America	MXN	1,329	USD	71	05/23/18	—
Bank of America	MXN	1,870	USD	98	05/23/18	(1)
Bank of America	PLN	421	USD	121	05/18/18	1
Bank of America	PLN	805	USD	238	05/23/18	8
Bank of America	PLN	1,123	USD	333	05/23/18	12
Bank of America	RON	526	USD	137	06/20/18	1
Bank of America	THB	317	USD	10	05/23/18	—
Bank of America	THB	1,056	USD	34	05/23/18	—
Bank of America	THB	4,500	USD	142	05/23/18	—
Bank of America	THB	15,001	USD	474	05/23/18	(1)
Bank of America	THB	41,576	USD	1,332	05/23/18	14
Bank of America	THB	138,588	USD	4,440	05/23/18	47
Bank of America	TRY	270	USD	69	05/23/18	3
Bank of America	TRY	379	USD	98	05/23/18	5

See accompanying notes which are an integral part of the financial statements.

320 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	TRY	899	USD	231	05/23/18	12
Bank of America	TRY	1,262	USD	325	05/23/18	17
Bank of America	ZAR	3,378	USD	282	05/18/18	12
Bank of America	ZAR	241	USD	20	05/23/18	1
Bank of America	ZAR	831	USD	71	05/23/18	4
Bank of America	ZAR	1,176	USD	98	05/23/18	4
Bank of America	ZAR	7,583	USD	617	06/21/18	13
Bank of Montreal	USD	3,243	EUR	2,618	05/23/18	(77)
Bank of Montreal	USD	4,541	EUR	3,665	05/23/18	(108)
Bank of Montreal	CHF	931	USD	968	05/23/18	27
Bank of Montreal	CHF	3,104	USD	3,226	05/23/18	89
Bank of Montreal	EUR	6,883	USD	8,498	05/08/18	183
Bank of Montreal	GBP	1,565	USD	2,205	05/08/18	50
Barclays	USD	18	BRL	61	06/04/18	(1)
Barclays	USD	25	BRL	86	06/04/18	(1)
Barclays	USD	47	BRL	157	06/04/18	(2)
Barclays	USD	60	BRL	201	06/04/18	(3)
Barclays	USD	336	BRL	1,135	06/04/18	(13)
Barclays	USD	66	CLP	39,833	05/16/18	(1)
Barclays	USD	103	CLP	61,991	05/16/18	(2)
Barclays	USD	190	CLP	114,735	05/16/18	(3)
Barclays	USD	223	CLP	134,605	05/16/18	(3)
Barclays	USD	357	CLP	216,718	05/16/18	(4)
Barclays	USD	56	COP	156,178	05/07/18	—
Barclays	USD	97	COP	273,230	05/07/18	—
Barclays	USD	274	CZK	5,572	06/20/18	(10)
Barclays	USD	436	CZK	8,951	06/20/18	(12)
Barclays	USD	481	HUF	120,951	06/20/18	(14)
Barclays	USD	4	IDR	50,610	06/05/18	—
Barclays	USD	261	IDR	3,633,775	06/05/18	(1)
Barclays	USD	510	IDR	7,035,623	06/05/18	(7)
Barclays	USD	814	INR	53,363	07/09/18	(18)
Barclays	USD	388	INR	25,438	07/10/18	(9)
Barclays	USD	553	INR	36,287	07/10/18	(12)
Barclays	USD	309	INR	20,272	07/11/18	(7)
Barclays	USD	268	PEN	872	05/16/18	—
Barclays	USD	655	PLN	2,252	05/18/18	(14)
Barclays	USD	454	PLN	1,556	06/20/18	(10)
Barclays	USD	79	RON	306	05/21/18	—
Barclays	USD	128	RON	485	06/20/18	(3)
Barclays	USD	53	RUB	3,234	06/19/18	(2)
Barclays	USD	120	RUB	7,320	06/19/18	(5)
Barclays	USD	219	RUB	12,564	06/19/18	(20)
Barclays	CLP	41,657	USD	70	05/16/18	2
Barclays	COP	267,656	USD	96	05/07/18	—
Barclays	COP	2,323,029	USD	804	08/21/18	(20)
Barclays	EUR	340	PLN	1,437	05/21/18	(3)
Barclays	EUR	276	USD	343	06/20/18	9
Barclays	EUR	370	USD	455	06/20/18	6
Barclays	INR	3,282	USD	50	05/16/18	1
Barclays	PEN	41	USD	13	05/16/18	—
Barclays	RON	1,592	EUR	340	05/21/18	(3)
Barclays	RUB	24,616	USD	427	06/19/18	39

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 321

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Barclays	RUB	24,616	USD	426	06/19/18	39
Barclays	ZAR	5,277	USD	435	05/21/18	12
Barclays	ZAR	4,825	USD	396	06/21/18	12
BNP Paribas	USD	132	COP	370,170	05/03/18	—
BNP Paribas	USD	551	GBP	400	05/03/18	—
BNP Paribas	EUR	6,883	USD	8,499	05/08/18	184
BNP Paribas	GBP	1,565	USD	2,206	05/08/18	50
BNP Paribas	GBP	400	USD	551	05/25/18	—
Brown Brothers Harriman	USD	8,607	EUR	7,128	05/08/18	4
Brown Brothers Harriman	USD	1,864	GBP	1,323	05/08/18	(42)
Brown Brothers Harriman	USD	1,986	GBP	1,447	05/08/18	7
Brown Brothers Harriman	USD	9,089	GBP	6,344	05/23/18	(347)
Brown Brothers Harriman	AUD	11,400	USD	8,946	05/25/18	362
Brown Brothers Harriman	EUR	875	USD	1,076	05/08/18	19
Brown Brothers Harriman	EUR	6,883	USD	8,494	05/08/18	179
Brown Brothers Harriman	EUR	7,128	USD	8,626	06/07/18	(4)
Brown Brothers Harriman	GBP	850	USD	1,206	05/08/18	36
Brown Brothers Harriman	GBP	1,565	USD	2,204	05/08/18	49
Brown Brothers Harriman	GBP	1,447	USD	1,988	06/07/18	(7)
Brown Brothers Harriman	ILS	7,932	USD	2,251	05/23/18	45
Brown Brothers Harriman	ILS	22,663	USD	6,445	05/23/18	140
Brown Brothers Harriman	NOK	70,600	USD	9,011	05/25/18	204
Brown Brothers Harriman	NZD	12,200	USD	8,951	05/25/18	367
Canadian Imperial Bank of Commerce	EUR	6,682	USD	8,240	05/16/18	164
Citibank	USD	43	CLP	26,171	05/16/18	—
Citibank	USD	274	CZK	5,572	06/20/18	(10)
Citibank	USD	445	IDR	6,142,070	05/21/18	(5)
Citibank	USD	4	IDR	50,610	06/05/18	—
Citibank	USD	9,050	JPY	968,602	05/23/18	(179)
Citibank	USD	655	PLN	2,252	05/18/18	(13)
Citibank	ARS	2,445	USD	120	05/10/18	2
Citibank	ARS	1,437	USD	67	06/25/18	—
Citibank	ILS	15,864	USD	4,518	05/23/18	104
Citibank	INR	10,531	USD	160	05/16/18	2
Citibank	NOK	50,306	USD	6,480	05/23/18	204
Citibank	ZAR	5,687	USD	467	06/21/18	14
Credit Agricole	GBP	2,361	USD	3,356	05/16/18	103
HSBC	USD	75	ARS	1,462	05/10/18	(4)
HSBC	USD	150	ARS	2,936	05/10/18	(7)
HSBC	MXN	2,184	USD	120	07/09/18	4
JPMorgan Chase	USD	274	CZK	5,572	06/20/18	(10)
JPMorgan Chase	USD	481	HUF	120,951	06/20/18	(14)
JPMorgan Chase	USD	445	IDR	6,142,070	05/21/18	(5)
JPMorgan Chase	USD	4	IDR	50,610	06/05/18	—
JPMorgan Chase	USD	510	IDR	7,035,623	06/05/18	(7)
JPMorgan Chase	USD	357	INR	23,400	07/10/18	(8)
JPMorgan Chase	USD	51	INR	3,343	07/11/18	(1)
JPMorgan Chase	USD	385	RON	1,455	06/20/18	(8)
JPMorgan Chase	USD	220	SGD	291	07/30/18	—
JPMorgan Chase	USD	425	SGD	561	07/30/18	(1)
JPMorgan Chase	BRL	476	USD	145	06/04/18	10
JPMorgan Chase	CLP	197,984	USD	330	05/16/18	7
JPMorgan Chase	CZK	2,404	EUR	95	06/20/18	3

See accompanying notes which are an integral part of the financial statements.

322 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	CZK	4,276	USD	210	06/20/18	8
JPMorgan Chase	EUR	170	PLN	722	05/21/18	—
JPMorgan Chase	EUR	150	USD	184	05/25/18	3
JPMorgan Chase	EUR	10,596	USD	13,031	05/25/18	216
JPMorgan Chase	GBP	17,716	USD	24,873	05/25/18	459
JPMorgan Chase	HUF	156,160	USD	616	06/20/18	13
JPMorgan Chase	PEN	1,202	USD	367	05/16/18	(2)
JPMorgan Chase	RON	796	EUR	170	05/21/18	(1)
JPMorgan Chase	ZAR	4,472	USD	377	05/18/18	19
JPMorgan Chase	ZAR	1,896	USD	157	05/21/18	5
JPMorgan Chase	ZAR	6,597	USD	543	05/21/18	15
JPMorgan Chase	ZAR	5,515	USD	453	06/21/18	13
Nomura	IDR	3,183,985	USD	229	05/03/18	—
Royal Bank of Canada	USD	237	AUD	314	05/23/18	(1)
Royal Bank of Canada	USD	793	CAD	1,020	05/23/18	2
Royal Bank of Canada	USD	8,610	EUR	7,128	05/08/18	1
Royal Bank of Canada	USD	789	EUR	650	05/23/18	(3)
Royal Bank of Canada	USD	1,105	EUR	911	05/23/18	(4)
Royal Bank of Canada	USD	1,987	GBP	1,447	05/08/18	5
Royal Bank of Canada	USD	1,109	GBP	795	05/23/18	(13)
Royal Bank of Canada	USD	792	JPY	86,533	05/23/18	—
Royal Bank of Canada	USD	1,109	JPY	121,146	05/23/18	—
Royal Bank of Canada	USD	238	NZD	336	05/23/18	(1)
Royal Bank of Canada	USD	1,923	NZD	2,622	05/23/18	(79)
Royal Bank of Canada	AUD	1,466	USD	1,107	05/23/18	4
Royal Bank of Canada	CHF	234	USD	237	05/23/18	1
Royal Bank of Canada	CHF	779	USD	790	05/23/18	3
Royal Bank of Canada	DKK	1,454	USD	237	05/23/18	1
Royal Bank of Canada	DKK	11,696	USD	1,946	05/23/18	47
Royal Bank of Canada	EUR	7,128	USD	8,629	06/07/18	(1)
Royal Bank of Canada	GBP	1,447	USD	1,990	06/07/18	(5)
Royal Bank of Canada	ILS	2,843	USD	795	05/23/18	3
Royal Bank of Canada	ILS	3,981	USD	1,112	05/23/18	5
Royal Bank of Canada	NOK	6,311	USD	791	05/23/18	4
Royal Bank of Canada	SEK	2,033	USD	236	05/23/18	4
Royal Bank of Canada	SEK	9,489	USD	1,102	05/23/18	17
Royal Bank of Canada	SEK	16,330	USD	1,946	05/23/18	78
Scotia Capital	USD	112	COP	313,408	05/03/18	—
Standard Chartered	USD	4	IDR	50,610	06/05/18	—
Standard Chartered Bank	USD	64	BRL	211	06/04/18	(4)
Standard Chartered Bank	USD	274	CZK	5,572	06/20/18	(10)
Standard Chartered Bank	USD	436	CZK	8,951	06/20/18	(12)
Standard Chartered Bank	USD	190	HUF	49,164	06/20/18	—
Standard Chartered Bank	USD	481	HUF	120,951	06/20/18	(14)
Standard Chartered Bank	USD	445	IDR	6,142,070	05/21/18	(5)
Standard Chartered Bank	USD	210	INR	13,614	05/16/18	(5)
Standard Chartered Bank	USD	240	INR	15,762	07/09/18	(5)
Standard Chartered Bank	USD	116	INR	7,601	07/10/18	(2)
Standard Chartered Bank	USD	757	MYR	2,954	06/27/18	(10)
Standard Chartered Bank	USD	268	PEN	872	05/16/18	—
Standard Chartered Bank	USD	655	PLN	2,252	05/18/18	(13)
Standard Chartered Bank	USD	220	SGD	291	07/30/18	(1)
Standard Chartered Bank	USD	358	SGD	473	07/30/18	(1)

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 323

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Standard Chartered Bank	CLP	213,055	USD	357	05/16/18	10
Standard Chartered Bank	COP	1,886,314	USD	674	05/07/18	3
Standard Chartered Bank	EUR	276	USD	343	06/20/18	9
Standard Chartered Bank	HUF	52,048	USD	205	06/20/18	4
Standard Chartered Bank	HUF	150,358	USD	594	06/20/18	14
Standard Chartered Bank	HUF	207,878	USD	821	06/20/18	18
Standard Chartered Bank	HUF	260,430	USD	1,026	06/20/18	20
Standard Chartered Bank	HUF	362,939	USD	1,436	06/20/18	34
Standard Chartered Bank	IDR	2,761,600	USD	200	05/21/18	2
Standard Chartered Bank	MXN	1,204	USD	64	05/03/18	—
Standard Chartered Bank	MYR	628	USD	160	06/27/18	1
Standard Chartered Bank	PLN	726	USD	207	05/04/18	—
Standard Chartered Bank	PLN	513	USD	150	05/18/18	4
Standard Chartered Bank	THB	1,263	USD	40	05/21/18	—
Standard Chartered Bank	TRY	590	USD	145	05/03/18	—
Standard Chartered Bank	ZAR	1,605	USD	129	05/03/18	—
Standard Chartered Bank	ZAR	1,073	USD	90	05/18/18	4
Standard Chartered Bank	ZAR	7,583	USD	626	05/21/18	19
Standard Chartered Bank	ZAR	5,515	USD	452	06/21/18	13
State Street	USD	62	BRL	204	05/23/18	(4)
State Street	USD	236	BRL	774	05/23/18	(16)
State Street	USD	329	BRL	1,073	05/23/18	(23)
State Street	USD	6,477	CAD	8,131	05/23/18	(142)
State Street	USD	42	EUR	35	05/08/18	—
State Street	USD	8,527	EUR	7,000	07/12/18	(28)
State Street	USD	13	INR	879	05/23/18	—
State Street	USD	18	INR	1,174	05/23/18	—
State Street	USD	142	INR	9,529	05/23/18	1
State Street	USD	1,314	INR	84,874	05/23/18	(41)
State Street	USD	6,472	JPY	691,858	05/23/18	(135)
State Street	USD	35	MYR	137	05/23/18	—
State Street	USD	237	MYR	930	05/23/18	(1)
State Street	USD	332	MYR	1,298	05/23/18	(4)
State Street	USD	2	PEN	5	05/23/18	—
State Street	USD	6	PEN	21	05/23/18	—
State Street	USD	237	PEN	772	05/23/18	—
State Street	USD	332	PEN	1,083	05/23/18	1
State Street	USD	71	RUB	4,134	05/23/18	(6)
State Street	USD	103	RUB	6,417	05/23/18	(1)
State Street	USD	141	RUB	8,884	05/23/18	—
State Street	USD	236	RUB	13,443	05/23/18	(23)
State Street	USD	329	RUB	18,850	05/23/18	(31)
State Street	USD	1,338	RUB	76,268	05/23/18	(130)
State Street	USD	3	TWD	72	05/23/18	—
State Street	USD	72	TWD	2,086	05/23/18	(1)
State Street	USD	101	TWD	2,919	05/23/18	(2)
State Street	BRL	644	USD	187	05/23/18	4
State Street	BRL	1,666	USD	475	05/23/18	1
State Street	BRL	14,509	USD	4,433	05/23/18	299
State Street	EUR	140	USD	174	05/08/18	4
State Street	EUR	38,800	USD	48,207	07/12/18	1,097
State Street	GBP	300	USD	419	07/12/18	5
State Street	GBP	7,600	USD	10,810	07/12/18	310

See accompanying notes which are an integral part of the financial statements.

324 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	ILS	7,932	USD	2,266	05/23/18	59
State Street	INR	4,632	USD	71	05/23/18	1
State Street	INR	6,492	USD	99	05/23/18	2
State Street	MYR	43	USD	11	05/23/18	—
State Street	MYR	1,858	USD	473	05/23/18	3
State Street	MYR	17,323	USD	4,430	05/23/18	41
State Street	PEN	1,542	USD	476	05/23/18	2
State Street	PEN	14,371	USD	4,406	05/23/18	(10)
State Street	RUB	1,240	USD	21	05/23/18	2
State Street	RUB	4,033	USD	71	05/23/18	7
State Street	RUB	5,655	USD	99	05/23/18	9
State Street	RUB	21,390	USD	342	05/23/18	3
State Street	RUB	29,613	USD	470	05/23/18	1
State Street	RUB	254,226	USD	4,461	05/23/18	434
State Street	SGD	1,450	USD	1,110	07/12/18	14
State Street	TWD	322	USD	11	05/23/18	—
State Street	TWD	4,226	USD	143	05/23/18	—
State Street	TWD	38,718	USD	1,349	05/23/18	39
UBS	USD	64	BRL	215	06/04/18	(3)
UBS	USD	90	BRL	295	06/04/18	(6)
UBS	USD	54	CLP	32,315	05/16/18	(1)
UBS	USD	97	CLP	58,380	05/16/18	(2)
UBS	USD	230	CLP	139,409	05/16/18	(3)
UBS	USD	103	COP	289,473	05/07/18	—
UBS	USD	184	COP	514,695	05/07/18	(1)
UBS	USD	436	CZK	8,951	06/20/18	(12)
UBS	USD	229	HUF	57,754	06/20/18	(6)
UBS	USD	410	HUF	104,068	06/20/18	(9)
UBS	USD	481	HUF	120,951	06/20/18	(14)
UBS	USD	487	HUF	124,898	06/20/18	(5)
UBS	USD	445	IDR	6,142,070	05/21/18	(5)
UBS	USD	158	IDR	2,188,960	06/05/18	(1)
UBS	USD	399	IDR	5,535,000	06/05/18	(3)
UBS	USD	176	INR	11,554	07/09/18	(4)
UBS	USD	29	MXN	541	07/09/18	(1)
UBS	USD	79	MXN	1,465	07/09/18	(2)
UBS	USD	655	PLN	2,252	05/18/18	(14)
UBS	USD	628	PLN	2,133	09/14/18	(19)
UBS	USD	959	RON	3,632	06/20/18	(18)
UBS	USD	1,027	SGD	1,357	07/30/18	(2)
UBS	COP	632,040	USD	227	05/21/18	2
UBS	EUR	6,883	USD	8,497	05/08/18	183
UBS	EUR	276	USD	343	06/20/18	9
UBS	GBP	1,565	USD	2,205	05/08/18	51
UBS	HUF	124,898	USD	486	05/02/18	5
UBS	HUF	76,763	USD	303	06/20/18	6
UBS	IDR	9,661,209	USD	700	06/05/18	8
UBS	PEN	703	USD	217	05/16/18	1
UBS	PEN	705	USD	217	05/16/18	—
UBS	PEN	705	USD	217	05/16/18	—
UBS	PHP	14,626	USD	280	05/21/18	(3)
UBS	RON	545	USD	143	06/20/18	2
UBS	THB	13,123	USD	420	05/21/18	4

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 325

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
UBS	TRY	498	USD	121	05/21/18	—
Westpac	USD	8,613	EUR	7,128	05/08/18	(2)
Westpac	USD	3,244	EUR	2,618	05/23/18	(78)
Westpac	USD	4,541	EUR	3,665	05/23/18	(108)
Westpac	USD	1,988	GBP	1,447	05/08/18	5
Westpac	CHF	931	USD	968	05/23/18	27
Westpac	CHF	3,104	USD	3,226	05/23/18	89
Westpac	EUR	7,128	USD	8,631	06/07/18	1
Westpac	GBP	1,447	USD	1,990	06/07/18	(5)
Westpac	SEK	76,206	USD	9,042	05/23/18	327
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						4,146

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
			Brazil Interbank
JPMorgan Chase	BRL	3,268	Deposit Rate(5)	7.850%(5)	01/04/21	—	—	—
			Brazil Interbank
JPMorgan Chase	BRL	4,082	Deposit Rate(5)	7.865%(5)	01/04/21	—	1	1
				Brazil Interbank Deposit
JPMorgan Chase	BRL	6,326	10.706%(5)	Rate(5)	01/04/21	—	44	44
				Brazil CETIP Interbank
JPMorgan Chase	BRL	12,665	10.590%(5)	Deposit Rate(5)	01/04/21	—	88	88
				Brazil Interbank Deposit
JPMorgan Chase	BRL	15,417	10.310%(5)	Rate(5)	01/04/21	—	96	96
				Brazil Interbank Deposit
JPMorgan Chase	BRL	15,420	10.290%(5)	Rate(5)	01/04/21	—	458	458
				Brazil Interbank Deposit
JPMorgan Chase	BRL	2,218	8.570%(5)	Rate(5)	01/03/22	—	—	—
				Brazil Interbank Deposit
JPMorgan Chase	BRL	8,118	8.620%(5)	Rate(5)	01/03/22	—	1	1
			Brazil Interbank
JPMorgan Chase	BRL	4,003	Deposit Rate(5)	9.050%(5)	01/02/23	—	(2)	(2)
Total Open Interest Rate Swap Contracts (å)						—	686	686

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
								Unrealized
					Fund (Pays)/		Premiums	Appreciation
		Purchase/Sell			Receives	Termination	Paid/(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Goldman Sachs	Sell	USD	36,000	1.000%(2)	06/20/23	(744)	74	(670)
CDX NA High Yield
Index	Goldman Sachs	Sell	USD	34,000	5.000%(2)	06/20/23	2,106	443	2,549
iTraxx Europe Crossover
Index	Goldman Sachs	Sell	EUR	13,000	5.000%(2)	06/20/23	1,563	201	1,764
Total Open Credit Indices Contracts (å)							2,925	718	3,643

See accompanying notes which are an integral part of the financial statements.

326 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Fixed Income Investments
Argentina	—	10,917	—	—	10,917	1.2
Australia	—	2,714	—	—	2,714	0.3
Austria	—	1,229	—	—	1,229	0.1
Azerbaijan	—	1,781	—	—	1,781	0.2
Bahrain	—	1,982	—	—	1,982	0.2
Belgium	—	1,849	—	—	1,849	0.2
Bermuda	—	745	—	—	745	0.1
Brazil	—	14,156	—	—	14,156	1.6
Canada	—	20,969	—	—	20,969	2.4
Cayman Islands	—	6,437	—	—	6,437	0.7
Chile	—	2,516	—	—	2,516	0.3
China	—	1,947	—	—	1,947	0.2
Colombia	—	10,576	—	—	10,576	1.2
Costa Rica	—	3,077	—	—	3,077	0.3
Czech Republic	—	2,137	—	—	2,137	0.2
Denmark	—	3,630	—	—	3,630	0.4
Dominican Republic	—	3,371	—	—	3,371	0.4
Ecuador	—	983	—	—	983	0.1
Egypt	—	3,341	—	—	3,341	0.4
El Salvador	—	3,020	—	—	3,020	0.3
Ethiopia	—	1,011	—	—	1,011	0.1
Finland	—	1,259	—	—	1,259	0.1
France	—	16,077	—	—	16,077	1.8
Gabon	—	487	—	—	487	0.1
Georgia	—	804	—	—	804	0.1
Germany	—	10,872	—	—	10,872	1.2
Ghana	—	1,108	—	—	1,108	0.1
Greece	—	1,835	—	—	1,835	0.2
Guernsey	—	469	—	—	469	0.1
Honduras	—	542	—	—	542	0.1
Hong Kong	—	601	—	—	601	0.1
Hungary	—	2,175	—	—	2,175	0.2
India	—	201	—	—	201	—*
Indonesia	—	8,666	—	—	8,666	1.0
Iraq	—	1,651	—	—	1,651	0.2
Ireland	—	3,562	—	—	3,562	0.4
Isle of Man	—	94	—	—	94	—*
Italy	—	14,239	—	—	14,239	1.6
Japan	—	5,239	—	—	5,239	0.6
Jersey	—	5,609	—	—	5,609	0.6

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Kazakhstan	—	4,649	—	—	4,649	0.5
Kenya	—	1,036	—	—	1,036	0.1
Lebanon	—	2,866	—	—	2,866	0.3
Luxembourg	—	24,411	—	—	24,411	2.7
Macao	—	713	—	—	713	0.1
Malaysia	—	2,697	—	—	2,697	0.3
Mexico	—	20,737	—	—	20,737	2.3
Mongolia	—	1,707	—	—	1,707	0.2
Morocco	—	2,037	—	—	2,037	0.2
Mozambique	—	861	—	—	861	0.1
Netherlands	—	22,708	—	—	22,708	2.5
Nigeria	—	1,050	—	—	1,050	0.1
Norway	—	1,749	—	—	1,749	0.2
Oman	—	1,020	—	—	1,020	0.1
Pakistan	—	2,567	—	—	2,567	0.3
Panama	—	578	—	—	578	0.1
Paraguay	—	1,687	—	—	1,687	0.2
Peru	—	4,769	—	—	4,769	0.5
Philippines	—	1,234	—	—	1,234	0.2
Poland	—	6,269	—	—	6,269	0.7
Portugal	—	1,781	—	—	1,781	0.2
Puerto Rico	—	536	—	—	536	0.1
Qatar	—	679	—	—	679	0.1
Romania	—	923	—	—	923	0.1
Russia	—	9,662	—	—	9,662	1.1
Singapore	—	839	—	—	839	0.1
South Africa	—	20,229	—	—	20,229	2.2
Spain	—	7,642	—	—	7,642	1.0
Sweden	—	4,481	—	—	4,481	0.5
Switzerland	—	867	—	—	867	0.1
Thailand	—	5,482	—	—	5,482	0.6
Trinidad and Tobago	—	1,000	—	—	1,000	0.1
Tunisia	—	771	—	—	771	0.1
Turkey	—	13,554	—	—	13,554	1.5
Ukraine	—	2,293	—	—	2,293	0.3
United Arab Emirates	—	946	—	—	946	0.1
United Kingdom	—	55,112	—	—	55,112	6.2
United States	—	327,299	2,725	—	330,024	36.9
Venezuela, Bolivarian Republic of	—	4,670	—	—	4,670	0.5
Virgin Islands, British	—	1,997	—	—	1,997	0.2
Common Stocks

See accompanying notes which are an integral part of the financial statements.

328 Global Opportunistic Credit Fund

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Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
United States	487	—	6,496	—	6,983	0.8
Preferred Stocks	5,929	—	2,095	—	8,024	0.9
Options Purchased	—	118	—	—	118	—*
Warrants & Rights	—	—	—	—	—	—
Short-Term Investments	—	43,896	2,562	67,555	114,013	12.7
Total Investments	6,416	784,000	13,878	67,555	871,849	97.5
Other Assets and Liabilities, Net						2.5
						100.0

Other Financial Instruments
Assets
Futures Contracts	645	—	—	—	645	0.1
Foreign Currency Exchange Contracts	7	7,494	—	—	7,501	0.8
Interest Rate Swap Contracts	—	688	—	—	688	0.1
Credit Default Swap Contracts	—	4,313	—	—	4,313	0.5

Liabilities
Futures Contracts	(1,714)	—	—	—	(1,714)	(0.2)
Options Written	—	(19)	—	—	(19)	(—)*
Foreign Currency Exchange Contracts	(1)	(3,354)	—	—	(3,355)	(0.4)
Interest Rate Swap Contracts	—	(2)	—	—	(2)	(—)*
Credit Default Swap Contracts	—	(670)	—	—	(670)	(0.1)
Total Other Financial Instruments**	$(1,063)	$8,450	$—	$—	$7,387

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended April 30, 2018 were as follows:

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2018 (Unaudited)

										Net Change
										in Unrealized
										Appreciation/
						Net	Net	Net Change		(Depreciation)
	Beginning			Accrued		Transfers	Transfers	in Unrealized	Ending	on Investments
	Balance of	Gross	Gross	Discounts/	Realized	into Level	out of	Appreciation/	Balance of	held as of
Category and Subcategory	10/31/2017	Purchases	Sales	(Premiums)	Gain (Loss)	3	Level 3	(Depreciation)	4/30/2018	4/30/2018
Long-Term Investments
United States	$3,632	$111	$3,811	$2,725	$—	$—	$—	$68	$2,725	$—
Common Stocks
United States	—	3,811	—	—	—	—	—	2,685	6,496	2,685
Preferred Stocks	2,095	—	—	—	—	—	—	—	2,095	—
Warrants & Rights	540	—	—	—	—	—	—	(540)	—	—
Short-Term Investments	—	2,140	—	—	—	—	—	422	2,562	422
Total Investments	6,267	6,062	3,811	2,725	—	—	—	2,635	13,878	3,107

Amounts in thousands
Fair Value
Investment Type and Sector Exposure	$
Long-Term Fixed Income Investments
Asset-Backed Securities	10,420
Corporate Bonds and Notes	237,199
International Debt	212,408
Loan Agreements	79,645
Municipal Bonds	1,750
Non-US Bonds	201,290
Common Stocks
Energy	487
Materials and Processing	6,496
Preferred Stocks
Financial Services	4,232
International Debt	1,036
Non-US Bonds	660
Producer Durables	2,095
Options Purchased	118
Warrants and Rights	—
Short-Term Investments
Corporate Bonds and Notes	23,742
International Debt	17,148
Investment Company	67,555
Non-U. S. Bonds	5,568
Total Investments	871,849

See accompanying notes which are an integral part of the financial statements.

330 Global Opportunistic Credit Fund

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Global Opportunistic Credit Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$—	$118	$—
Unrealized appreciation on foreign currency exchange contracts	—	7,501	—
Receivable from Broker for Futures**	—	—	645
Interest rate swap contracts, at fair value	—	—	688
Credit default swap contracts, at fair value	4,313	—	—
Total	$4,313	$7,619	$1,333

Location: Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures**	$—	$—	$1,714
Unrealized depreciation on foreign currency exchange contracts	—	3,355	—
Options written, at fair value	—	19	—
Interest rate swap contracts, at fair value	—	—	2
Credit default swap contracts, at fair value	670	—	—
Total	$670	$3,374	$1,716
		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$—	$109	$—
Futures contracts	—	—	(8,252)
Options written	—	69	—
Interest rate swap contracts	—	—	(213)
Credit default swap contracts	2,675	—	—
Foreign currency exchange contracts	—	(3,390)	—
Total	$2,675	$(3,212)	$(8,465)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$—	$156	$—
Futures contracts	—	—	(261)
Options written	—	7	—
Interest rate swap contracts	—	—	383
Credit default swap contracts	(1,243)	—	—
Foreign currency exchange contracts	—	2,703	—
Total	$(1,243)	$2,866	$122

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

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Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
				Amounts	of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value		$118	$—	$118
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts		7,501	—	7,501
Futures Contracts	Receivable from Broker for Futures		8,029	—	8,029
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value		688	—	688
Credit Default Swap Contracts	Credit default swap contracts, at fair value		4,313	—	4,313
Total Financial and Derivative Assets			20,649	—	20,649
Financial and Derivative Assets not subject to a netting agreement			(12,347)	—	(12,347)
Total Financial and Derivative Assets subject to a netting agreement			$8,302	$—	$8,302

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities
		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Bank of America		$629	$629	$—	$—
Bank of Montreal		349	116	—	233
Barclays		141	141	—	—
BNP Paribas		234	—	—	234
Brown Brothers Harriman		1,411	237	—	1,174
Canadian Imperial Bank of Commerce		164	—	—	164
Citigroup		327	196	—	131
Credit Agricole		103	—	—	103
HSBC		4	4	—	—
JPMorgan Chase		1,554	73	1,280	201
Royal Bank of Canada		175	106	—	69
Standard Chartered		156	82	—	74
State Street		2,341	599	480	1,262
UBS		265	32	—	233
Westpac		449	192	—	257
Total		$8,302	$2,407	$1,760	$4,135

See accompanying notes which are an integral part of the financial statements.

332 Global Opportunistic Credit Fund

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Global Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2018 (Unaudited)

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross		Net Amounts
			Amounts		of Liabilities
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities		Liabilities	Liabilities		Liabilities
Futures Contracts	Due to Broker for Futures		$1,398	$—		$1,398
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts		3,355	—		3,355
Options Written Contracts	Options written, at fair value		19	—		19
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value		2	—		2
Credit Default Swap Contracts	Credit default swap contracts, at fair value		670	—		670
Total Financial and Derivative Liabilities			5,444	—		5,444
Financial and Derivative Liabilities not subject to a netting agreement			(2,068)	—		(2,068)
Total Financial and Derivative Liabilities subject to a netting agreement			$3,376	$—		$3,376

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities
		Net Amounts
		of Liabilities
		Presented in
		the Statement	Financial and
		of Assets and	Derivative		Collateral
Counterparty		Liabilities	Instruments		Pledged^	Net Amount
Bank of America		$1,180	$629		$551	$—
Bank of Montreal		186	116		—	70
Barclays		206	141		—	65
Brown Brothers Harriman		400	237		—	163
Citigroup		207	196		—	11
HSBC		12	4		—	8
JPMorgan Chase		73	73		—	—
Royal Bank of Canada		106	106		—	—
Standard Chartered		82	82		—	—
State Street		599	599		—	—
UBS		132	32		70	30
Westpac		193	192		—	1
Total		$3,376	$2,407		$621	$348

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 333

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Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$878,518
Investments, at fair value(>)	871,849
Cash	744
Foreign currency holdings(^)	1,659
Unrealized appreciation on foreign currency exchange contracts	7,501
Receivables:
Dividends and interest	11,395
Dividends from affiliated funds	100
Investments sold	11,272
Fund shares sold	3,090
Foreign capital gains taxes recoverable	84
From broker(a)(b)(c)	18,327
Prepaid expenses	10
Interest rate swap contracts, at fair value(•)	688
Credit default swap contracts, at fair value(+)	4,313
Total assets	931,032

Liabilities
Payables:
Due to broker (d)(e)(f)(g)	10,431
Investments purchased	21,126
Fund shares redeemed	529
Accrued fees to affiliates	602
Other accrued expenses	466
Deferred capital gains tax liability	35
Unrealized depreciation on foreign currency exchange contracts	3,355
Options written, at fair value(x)	19
Interest rate swap contracts, at fair value(•)	2
Credit default swap contracts, at fair value(+)	670
Total liabilities	37,235

Net Assets	$893,797

See accompanying notes which are an integral part of the financial statements.

334 Global Opportunistic Credit Fund

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Global Opportunistic Credit Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(3,495)
Accumulated net realized gain (loss)	(20,658)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(6,704)
Futures contracts	(1,069)
Options written	(7)
Foreign currency exchange contracts	4,146
Interest rate swap contracts	686
Credit default swap contracts	718
Foreign currency-related transactions	(44)
Shares of beneficial interest	914
Additional paid-in capital	919,310
Net Assets	$893,797

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$9.74
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$10.12
Class A — Net assets	$5,626,236
Class A — Shares outstanding ($. 01 par value)	577,715
Net asset value per share: Class C(#)	$9.67
Class C — Net assets	$5,450,734
Class C — Shares outstanding ($. 01 par value)	563,467
Net asset value per share: Class E(#)	$9.78
Class E — Net assets	$330,940
Class E — Shares outstanding ($. 01 par value)	33,825
Net asset value per share: Class M(#)	$9.77
Class M — Net assets	$42,532,652
Class M — Shares outstanding ($. 01 par value)	4,351,605
Net asset value per share: Class S(#)	$9.78
Class S — Net assets	$674,905,649
Class S — Shares outstanding ($. 01 par value)	69,024,321
Net asset value per share: Class Y(#)	$9.77
Class Y — Net assets	$164,950,455
Class Y — Shares outstanding ($. 01 par value)	16,876,639
Amounts in thousands
(^) Foreign currency holdings - cost	$1,671
(x) Premiums received on options written	$12
(•) Interest rate swap contracts - premiums paid (received)	$—
(+) Credit default swap contracts - premiums paid (received)	$2,925
(>) Investments in affiliates, U. S. Cash Management Fund	$67,555

(a) Receivable from Broker for Futures	$609
(b) Receivable from Broker for Swaps	$9,689
(c) Receivable Variation Margin for Futures	$8,029
(d) Due to Broker for Futures	$2,186
(e) Due to Broker for Swaps	$6,367

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 335

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Global Opportunistic Credit Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
(f) Due to Broker for Forwards	$480
(g) Payables Variation Margin for Futures	$1,398
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

336 Global Opportunistic Credit Fund

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Global Opportunistic Credit Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$256
Dividends from affiliated funds	514
Interest	27,516
Less foreign taxes withheld	(108)
Total investment income	28,178

Expenses
Advisory fees	5,029
Administrative fees	241
Custodian fees	298
Distribution fees - Class A	7
Distribution fees - Class C	21
Transfer agent fees - Class A	6
Transfer agent fees - Class C	5
Transfer agent fees - Class E	—**
Transfer agent fees - Class M	39
Transfer agent fees - Class S	651
Transfer agent fees - Class Y	7
Professional fees	114
Registration fees	64
Shareholder servicing fees - Class C	7
Shareholder servicing fees - Class E	—**
Trustees’ fees	26
Printing fees	97
Miscellaneous	17
Expenses before reductions	6,629
Expense reductions	(2,060)
Net expenses	4,569
Net investment income (loss)	23,609

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	14,588
Investments in affiliated funds	(2)
Futures contracts	(8,252)
Options written	69
Foreign currency exchange contracts	(3,390)
Interest rate swap contracts	(213)
Credit default swap contracts	2,675
Foreign currency-related transactions	296
Net realized gain (loss)	5,771
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(27,317)
Futures contracts	(261)
Options written	7
Foreign currency exchange contracts	2,703
Interest rate swap contracts	383
Credit default swap contracts	(1,243)
Foreign currency-related transactions	(18)
Net change in unrealized appreciation (depreciation)	(25,746)
Net realized and unrealized gain (loss)	(19,975)

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 337

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Global Opportunistic Credit Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Net Increase (Decrease) in Net Assets from Operations	$3,634

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

338 Global Opportunistic Credit Fund

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Global Opportunistic Credit Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,609	$90,573
Net realized gain (loss)	5,771	9,266
Net change in unrealized appreciation (depreciation)	(25,746)	30,460
Net increase (decrease) in net assets from operations	3,634	130,299

Distributions
From net investment income
Class A	(175)	(194)
Class C	(160)	(224)
Class E	(11)	(680)
Class M(1)	(1,196)	(213)
Class S	(20,454)	(46,932)
Class Y	(11,901)	(21,555)
Net decrease in net assets from distributions	(33,897)	(69,798)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(186,344)	(983,268)
Total Net Increase (Decrease) in Net Assets	(216,607)	(922,767)

Net Assets
Beginning of period	1,110,404	2,033,171
End of period	$893,797	$1,110,404
Undistributed (overdistributed) net investment income included in net assets	$(3,495)	$6,793

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 339

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Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:
	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	53	$517	104	$1,014
Proceeds from reinvestment of distributions	17	168	19	187
Payments for shares redeemed	(70)	(687)	(113)	(1,093)
Net increase (decrease)	(—) *	(2)	10	108
Class C
Proceeds from shares sold	66	643	90	874
Proceeds from reinvestment of distributions	16	160	23	223
Payments for shares redeemed	(130)	(1,272)	(352)	(3,431)
Net increase (decrease)	(48)	(469)	(239)	(2,334)
Class E
Proceeds from shares sold	1	10	113	1,061
Proceeds from reinvestment of distributions	1	10	71	672
Payments for shares redeemed	(5)	(54)	(3,891)	(36,938)
Net increase (decrease)	(3)	(34)	(3,707)	(35,205)
Class M(1)
Proceeds from shares sold	1,239	12,291	3,373	33,891
Proceeds from reinvestment of distributions	121	1,196	21	213
Payments for shares redeemed	(326)	(3,224)	(77)	(768)
Net increase (decrease)	1,034	10,263	3,317	33,336
Class S
Proceeds from shares sold	10,569	104,596	30,319	293,871
Proceeds from reinvestment of distributions	2,060	20,360	4,882	46,756
Payments for shares redeemed	(7,468)	(73,994)	(110,332)	(1,093,006)
Net increase (decrease)	5,161	50,962	(75,131)	(752,379)
Class Y
Proceeds from shares sold	244	2,420	2,736	26,516
Proceeds from reinvestment of distributions	1,203	11,901	2,250	21,555
Payments for shares redeemed	(26,404)	(261,385)	(28,160)	(274,865)
Net increase (decrease)	(24,957)	(247,064)	(23,174)	(226,794)
Total increase (decrease)	(18,813)	$(186,344)	(98,924)	$(983,268)

(1) For the period March 16, 2017 (inception date) to October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

340 Global Opportunistic Credit Fund

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Russell Investment Company
Global Opportunistic Credit Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2018*	10.03	. 22	(. 21)	. 01	(. 30)	—
October 31, 2017	9.69	. 48	. 21	. 69	(. 35)	—
October 31, 2016	9.11	. 46	. 42	. 88	(. 30)	—
October 31, 2015	9.97	. 49	(. 82)	(. 33)	(. 47)	(. 06)
October 31, 2014	10.18	. 46	(. 15)	. 31	(. 45)	(. 07)
October 31, 2013	10.47	. 52	(. 17)	. 35	(. 57)	(. 07)

Class C
April 30, 2018*	9.97	. 18	(. 21)	(. 03)	(. 27)	—
October 31, 2017	9.64	. 40	. 22	. 62	(. 29)	—
October 31, 2016	9.06	. 39	. 42	. 81	(. 23)	—
October 31, 2015	9.93	. 41	(. 81)	(. 40)	(. 41)	(. 06)
October 31, 2014	10.14	. 39	(. 15)	. 24	(. 38)	(. 07)
October 31, 2013	10.44	. 42	(. 15)	. 27	(. 50)	(. 07)

Class E
April 30, 2018*	10.08	. 22	(. 22)	—(f)	(. 30)	—
October 31, 2017	9.70	. 47	. 23	. 70	(. 32)	—
October 31, 2016	9.12	. 46	. 42	. 88	(. 30)	—
October 31, 2015	9.99	. 49	(. 83)	(. 34)	(. 47)	(. 06)
October 31, 2014	10.20	. 46	(. 15)	. 31	(. 45)	(. 07)
October 31, 2013	10.49	. 52	(. 17)	. 35	(. 57)	(. 07)

Class M
April 30, 2018*	10.07	. 23	(. 21)	. 02	(. 32)	—
October 31, 2017(9)	9.60	. 31	. 28	. 59	(. 12)	—

Class S
April 30, 2018*	10.07	. 23	(. 20)	. 03	(. 32)	—
October 31, 2017	9.72	. 50	. 22	. 72	(. 37)	—
October 31, 2016	9.14	. 49	. 41	. 90	(. 32)	—
October 31, 2015	10.00	. 51	(. 81)	(. 30)	(. 50)	(. 06)
October 31, 2014	10.21	. 49	(. 15)	. 34	(. 48)	(. 07)
October 31, 2013	10.50	. 54	(. 16)	. 38	(. 60)	(. 07)

Class Y
April 30, 2018*	10.07	. 24	(. 22)	. 02	(. 32)	—
October 31, 2017	9.72	. 51	. 22	. 73	(. 38)	—
October 31, 2016	9.14	. 49	. 42	. 91	(. 33)	—
October 31, 2015	10.00	. 52	(. 82)	(. 30)	(. 50)	(. 06)
October 31, 2014	10.22	. 50	(. 17)	. 33	(. 48)	(. 07)
October 31, 2013	10.51	. 56	(. 17)	. 39	(. 61)	(. 07)

See accompanying notes which are an integral part of the financial statements.

342 Global Opportunistic Credit Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)(k)
(. 30)	9.74	. 13	5,626	1.62	1.18	4.41	40
(. 35)	10.03	7.32	5,799	1.57	1.13	4.89	81
(. 30)	9.69	9.81	5,501	1.58	1.14	5.02	68
(. 53)	9.11	(3.35)	4,849	1.58	1.15	5.18	98
(. 52)	9.97	3.15	5,745	1.57	1.17	4.61	80
(. 64)	10.18	3.48	8,273	1.59	1.20	5.12	85

(. 27)	9.67	(. 32)	5,451	2.37	1.93	3.67	40
(. 29)	9.97	6.56	6,094	2.32	1.88	4.14	81
(. 23)	9.64	9.03	8,192	2.33	1.89	4.27	68
(. 47)	9.06	(4.14)	9,711	2.32	1.90	4.40	98
(. 45)	9.93	2.41	13,224	2.32	1.92	3.86	80
(. 57)	10.14	2.65	12,184	2.34	1.95	4.34	85

(. 30)	9.78	. 02	331	1.62	1.18	4.42	40
(. 32)	10.08	7.40	376	1.56	1.12	4.99	81
(. 30)	9.70	9.80	36,334	1.58	1.14	5.00	68
(. 53)	9.12	(3.44)	31,022	1.58	1.15	5.22	98
(. 52)	9.99	3.16	29,115	1.57	1.17	4.59	80
(. 64)	10.20	3.42	15,856	1.59	1.20	5.09	85

(. 32)	9.77	. 17	42,533	1.38	. 88	4.71	40
(. 12)	10.07	6.20	33,399	1.33	. 83	5.05	81

(. 32)	9.78	. 25	674,906	1.37	. 93	4.66	40
(. 37)	10.07	7.64	643,262	1.32	. 88	5.13	81
(. 32)	9.72	10.05	1,351,075	1.33	. 89	5.23	68
(. 56)	9.14	(3.11)	1,101,648	1.33	. 90	5.45	98
(. 55)	10.00	3.41	1,082,505	1.32	. 92	4.86	80
(. 67)	10.21	3.72	590,280	1.34	. 95	5.33	85

(. 32)	9.77	. 08	164,950	1.17	. 85	4.79	40
(. 38)	10.07	7.72	421,474	1.13	. 80	5.22	81
(. 33)	9.72	10.13	632,069	1.14	. 81	5.34	68
(. 56)	9.14	(3.04)	601,918	1.13	. 82	5.56	98
(. 55)	10.00	3.39	458,277	1.12	. 84	4.92	80
(. 68)	10.22	3.76	315,477	1.14	. 86	5.43	85

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 343

Russell Investment Company
Global Opportunistic Credit Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:
Advisory fees	$496,741
Administration fees	35,281
Distribution fees	4,507
Shareholder servicing fees	1,188
Transfer agent fees	46,684
Trustee fees	18,085
$602,486

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$79,126	$499,305	$510,874	$(2)	$—	$67,555	$514	$—
	$79,126	$499,305	$510,874	$(2)	$—	$67,555	$514	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$891,086,822
Unrealized Appreciation	$160,404,504
Unrealized Depreciation	(172,938,237)
Net Unrealized Appreciation (Depreciation)	$(12,533,733)

See accompanying notes which are an integral part of the financial statements.

344 Global Opportunistic Credit Fund

Russell Investment Company
Unconstrained Total Return Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$1,013.60	$1,018.99
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.84	$5.86
Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.17%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2018	$1,010.30	$1,015.27
	Expenses Paid During Period*	$9.57	$9.59
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.92%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class M	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2017	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2018	$1,015.00	$1,020.73
of other funds.	Expenses Paid During Period*	$4.10	$4.11
* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Unconstrained Total Return Fund 345

Russell Investment Company
Unconstrained Total Return Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,014.60	$1,020.23
Expenses Paid During Period*	$4.60	$4.61

* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,016.30	$1,021.22
Expenses Paid During Period*	$3.60	$3.61

* Expenses are equal to the Fund's annualized expense ratio of 0.72%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

346 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 60.3%			5.000% due 03/15/22	1,000	1,036
Asset-Backed Securities - 0.3%			Beacon Escrow Corp.
Citigroup Mortgage Loan Trust			4.875% due 11/01/25 (Þ)	160	151
Series 2007-AMC3 Class A2D			Berry Global, Inc.
0.796% due 03/25/37 (Ê)	282	236	4.500% due 02/15/26 (Þ)	324	309
GSAA Home Equity Trust			Cable One, Inc.
Series 2005-15 Class 2A2			5.750% due 06/15/22 (Þ)	1,950	1,994
1.021% due 01/25/36 (Ê)	719	498	CBS Radio, Inc.
Morgan Stanley ABS Capital I, Inc. Trust			7.250% due 11/01/24 (Þ)	100	102
Series 2004-NC1 Class M2			CCO Holdings LLC / CCO Holdings
3.096% due 12/27/33 (Ê)	351	349	Capital Corp.
Sound Point CLO XIX, Ltd.			5.250% due 03/15/21	1,750	1,770
8.004% due 04/15/31 (Ê)(Š)(Þ)	1,400	1,386	Series 0003
		2,469	4.000% due 03/01/23 (Þ)	1,650	1,592
Corporate Bonds and Notes - 21.7%			Series dMTN
Acadia Healthcare Co. , Inc.			5.000% due 02/01/28 (Þ)	375	346
5.125% due 07/01/22	2,000	2,000	Centene Corp.
ACI Worldwide, Inc.			4.750% due 05/15/22	300	303
6.375% due 08/15/20 (Þ)	2,500	2,528	Series WI
ADT Corp. (The)			5.625% due 02/15/21	3,000	3,087
6.250% due 10/15/21	1,500	1,568	CenturyLink, Inc.
3.500% due 07/15/22	2,000	1,869	Series S
AECOM Global II LLC / URS Fox US,			6.450% due 06/15/21	650	664
LP			Series T
5.000% due 04/01/22	2,023	2,051	5.800% due 03/15/22	750	746
Aircastle, Ltd.			Cinemark USA, Inc.
5.125% due 03/15/21	1,600	1,644	5.125% due 12/15/22	525	534
5.500% due 02/15/22	1,000	1,045	CIT Group, Inc.
5.000% due 04/01/23	1,400	1,439	4.125% due 03/09/21	650	651
Alliance Data Systems Corp.			5.000% due 08/15/22	2,152	2,200
Series 144a			CNO Financial Group, Inc.
5.875% due 11/01/21 (Þ)	500	509	4.500% due 05/30/20	2,000	2,010
AMC Entertainment Holdings, Inc.			CommScope, Inc.
5.875% due 02/15/22	2,000	2,025	5.000% due 06/15/21 (Þ)	2,300	2,317
AMC Networks, Inc.			CoreCivic, Inc.
4.750% due 12/15/22	2,875	2,889	5.000% due 10/15/22	2,075	2,096
American Airlines Group, Inc.			4.625% due 05/01/23	815	807
4.625% due 03/01/20 (Þ)	1,000	1,008	CRC Escrow Issuer LLC / CRC Finco,
Amsted Industries, Inc.			Inc.
5.000% due 03/15/22 (Þ)	1,750	1,747	5.250% due 10/15/25 (Þ)	192	183
Anixter, Inc.			CSC Holdings LLC
5.125% due 10/01/21	1,783	1,828	5.500% due 04/15/27 (Þ)	64	61
Antero Resources Corp.			5.375% due 02/01/28 (Þ)	128	120
5.375% due 11/01/21	850	860	DAE Funding LLC
Series WI			4.500% due 08/01/22 (Þ)	2,300	2,214
5.125% due 12/01/22	1,000	1,005	DaVita HealthCare Partners, Inc.
Arconic, Inc.			5.750% due 08/15/22	3,500	3,584
5.400% due 04/15/21	1,750	1,803	Dell International LLC / EMC Corp.
Ashland, Inc.			7.125% due 06/15/24 (Þ)	225	240
4.750% due 08/15/22	1,275	1,286	Dell, Inc.
ASP AMC Merger Sub, Inc.			5.875% due 06/15/21 (Þ)	200	206
8.000% due 05/15/25 (Þ)	602	540	Drawbridge Special Opportunities Fund
			LP
B&G Foods, Inc.			5.000% due 08/01/21 (Þ)	900	905
4.625% due 06/01/21	2,000	1,977	Edgewell Personal Care Co.
Ball Corp.			4.700% due 05/19/21	1,500	1,485

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 347

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Energy Transfer Equity, LP			7.875% due 02/15/21 (Þ)	1,400	1,451
Series E1PT			Ladder Capital Finance Holdings LLLP
4.250% due 03/15/23	1,750	1,689	5.250% due 03/15/22 (Þ)	1,500	1,500
Envision Healthcare Corp.			Level 3 Financing, Inc.
Series WI			Series WI
5.625% due 07/15/22	1,500	1,504	6.125% due 01/15/21	350	354
Equinix, Inc.			5.375% due 08/15/22	1,300	1,307
5.375% due 01/01/22	2,150	2,217	5.375% due 01/15/24	260	257
5.375% due 04/01/23	825	848	LifePoint Health, Inc.
Fidelity & Guaranty Life Holdings, Inc.			5.500% due 12/01/21	2,375	2,381
6.375% due 04/01/21 (Þ)	2,000	2,034	Lions Gate Capital Holdings LLC
First Data Corp.			Series 144a
7.000% due 12/01/23 (Þ)	230	241	5.875% due 11/01/24 (Þ)	39	40
Freeport-McMoRan, Inc.			Lithia Motors, Inc.
4.550% due 11/14/24	64	62	5.250% due 08/01/25 (Þ)	84	83
Frontier Communications Corp.			LKQ Corp.
8.500% due 04/01/26 (Þ)	81	79	4.750% due 05/15/23	2,325	2,305
GLP Capital, LP / GLP Financing II, Inc.			Match Group, Inc.
4.875% due 11/01/20	700	715	5.000% due 12/15/27 (Þ)	129	126
4.375% due 04/15/21	1,400	1,411	MGM Resorts International
Graphic Packaging International, Inc.			5.250% due 03/31/20	1,500	1,534
4.750% due 04/15/21	500	505	6.750% due 10/01/20	1,350	1,434
Gray Television, Inc.			6.625% due 12/15/21	375	401
5.125% due 10/15/24 (Þ)	500	477	Moog, Inc.
Griffon Corp.			5.250% due 12/01/22 (Þ)	717	733
5.250% due 03/01/22	17	17	Multi-Color Corp.
HCA Holdings, Inc.			4.875% due 11/01/25 (Þ)	316	295
6.250% due 02/15/21	1,000	1,051	Netflix, Inc.
HCA, Inc.			5.375% due 02/01/21	750	772
4.750% due 05/01/23	2,875	2,896	5.500% due 02/15/22	1,000	1,038
5.375% due 02/01/25	180	179	4.875% due 04/15/28 (Þ)	194	183
Hilton Domestic Operating Co. , Inc.			5.875% due 11/15/28 (Þ)	154	154
5.125% due 05/01/26 (Þ)	77	77	Nexstar Broadcasting, Inc.
Hospitality Properties Trust			5.625% due 08/01/24 (Þ)	200	197
4.250% due 02/15/21	1,000	1,011	Nielsen Finance LLC / Nielsen Finance
HRG Group, Inc.			Co.
7.750% due 01/15/22	1,150	1,185	5.000% due 04/15/22 (Þ)	2,500	2,519
Hughes Satellite Systems Corp.			Nuance Communications, Inc.
6.500% due 06/15/19	1,000	1,030	5.375% due 08/15/20 (Þ)	300	302
			Outfront Media Capital LLC / Outfront
7.625% due 06/15/21	3,050	3,270	Media Capital Corp.
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.			Series WI
Series WI			5.250% due 02/15/22	3,000	3,045
6.250% due 02/01/22	159	162	Pattern Energy Group, Inc.
6.750% due 02/01/24	159	163	5.875% due 02/01/24 (Þ)	34	35
			Pinnacle Foods Finance LLC / Pinnacle
IMS Health, Inc.			Foods Finance Corp.
4.875% due 05/15/23 (Þ)	2,000	2,025	4.875% due 05/01/21	2,775	2,785
International Game Technology PLC			Post Holdings, Inc.
5.625% due 02/15/20 (Þ)	1,500	1,536	5.750% due 03/01/27 (Þ)	64	62
Iron Mountain US Holdings, Inc.			5.625% due 01/15/28 (Þ)	7	7
5.375% due 06/01/26 (Þ)	125	121	Rackspace Hosting, Inc.
Iron Mountain, Inc.			8.625% due 11/15/24 (Þ)	218	221
4.375% due 06/01/21 (Þ)	1,855	1,855	Radiate HoldCo LLC / Radiate Finance,
5.250% due 03/15/28 (Þ)	94	88	Inc.
Kinetic Concepts, Inc. / KCI USA, Inc.			6.875% due 02/15/23 (Þ)	64	62

See accompanying notes which are an integral part of the financial statements.

348 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Radio One, Inc.			Series WI
7.375% due 04/15/22 (Þ)	275	270	6.375% due 06/15/26	64	64
RegionalCare Hospital Partners			Tribune Media Co.
Holdings, Inc.			Series WI
8.250% due 05/01/23 (Þ)	300	315	5.875% due 07/15/22	1,500	1,519
Reynolds Group Issuer, Inc. / Reynolds
Group Issuer LLC			United Continental Holdings, Inc.
5.750% due 10/15/20	1,308	1,318	6.000% due 12/01/20	1,889	1,983
RHP Hotel Properties, LP / RHP			United Rentals (North America), Inc.
Finance Corp.			4.875% due 01/15/28	290	275
Series WI			Valeant Pharmaceuticals International
5.000% due 04/15/23	1,500	1,509	9.250% due 04/01/26 (Þ)	81	83
Rite Aid Corp.			Valeant Pharmaceuticals International,
6.125% due 04/01/23 (Þ)	205	209	Inc.
SBA Communications Corp.			9.000% due 12/15/25 (Þ)	130	132
4.000% due 10/01/22 (Þ)	1,100	1,048	WEX, Inc.
Series WI			4.750% due 02/01/23 (Þ)	1,850	1,862
4.875% due 07/15/22	875	877	Wynn Las Vegas LLC / Wynn Las Vegas
			Capital Corp.
Scientific Games International, Inc.			5.250% due 05/15/27 (Þ)	294	285
5.000% due 10/15/25 (Þ)	200	193	Yum! Brands, Inc.
Sealed Air Corp.			4.750% due 06/01/27 (Þ)	71	68
5.250% due 04/01/23 (Þ)	600	615	Zayo Group LLC / Zayo Capital, Inc.
Select Medical Corp.			Series WI
6.375% due 06/01/21	1,500	1,523	6.000% due 04/01/23	3,000	3,086
Service Corp. International
5.375% due 01/15/22	1,250	1,273			160,326
			International Debt - 5.1%
Sinclair Television Group, Inc.			1011778 BC ULC / New Red Finance,
5.375% due 04/01/21	1,000	1,010	Inc.
Sirius XM Radio, Inc.			4.625% due 01/15/22 (Þ)	2,850	2,857
3.875% due 08/01/22 (Þ)	4,425	4,291	AI Mistral Luxembourg Subco Sarl
Sprint Communications, Inc.			4.901% due 03/09/24 (Ê)	495	494
6.000% due 11/15/22	3,564	3,638	AIMCO
Standard Industries, Inc.			Series 2018-AA Class ER
5.500% due 02/15/23 (Þ)	1,425	1,471	7.548% due 01/15/28 (Ê)(Þ)	500	488
Starwood Property Trust, Inc.			Albea Beauty Holdings SA Term Loan
Series WI			5.295% due 04/22/24 (Ê)	360	362
5.000% due 12/15/21	1,900	1,923	Alpha 3 BV Term Loan B
Sunoco LP and Sunoco Finance Corp.			5.302% due 01/31/24 (Ê)	372	375
4.875% due 01/15/23 (Þ)	725	714	Altice Financing SA
Symantec Corp.			6.625% due 02/15/23 (Þ)	650	650
4.200% due 09/15/20	1,500	1,517	Ardagh Packaging Finance PLC /
3.950% due 06/15/22	750	750	Ardagh Holdings USA, Inc.
TEGNA, Inc.			4.250% due 09/15/22 (Þ)	2,200	2,186
5.125% due 10/15/19	320	322	Aristocrat International Pty, Ltd. 1st Lien
			Term Loan B
4.875% due 09/15/21 (Þ)	1,400	1,418	4.359% due 10/19/24 (~)(Ê)	374	376
Tenet Healthcare Corp.			Arterra Wines Canada, Inc. 1st Lien
4.750% due 06/01/20	583	586	Term Loan B1
6.000% due 10/01/20	3,250	3,365	4.952% due 12/15/23 (Ê)	243	244
TerraForm Power Operating LLC			Cogeco Communications, Inc.
4.250% due 01/31/23 (Þ)	65	62	4.875% due 05/01/20 (Þ)	525	528
5.000% due 01/31/28 (Þ)	65	61	Commonwealth Bank of Australia
T-Mobile USA, Inc.			Series REGS
4.000% due 04/15/22	1,700	1,699	2.434% due 11/07/19 (Ê)	600	603
TransDigm, Inc.			Diamond (BC) BV 1st Lien Term Loan
5.500% due 10/15/20	1,500	1,500	4.994% due 09/06/24 (Ê)	559	558
6.000% due 07/15/22	125	127	Fly Leasing, Ltd.

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 349

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 0005			5.500% due 11/01/25 (Þ)	64	64
5.250% due 10/15/24	213	206	Venture XXIX CLO, Ltd.
GFL Environmental, Inc.			Series 2017-29A Class E
5.625% due 05/01/22 (Þ)	73	73	8.089% due 09/15/30 (Ê)(Þ)	444	439
5.375% due 03/01/23 (Þ)	300	297	Videotron, Ltd.
Golub Capital Partners CLO, Ltd.			5.000% due 07/15/22	3,000	3,063
Series 2017-19RA Class D			Viking Cruises, Ltd.
7.871% due 07/26/29 (Ê)(Þ)	441	442	5.875% due 09/15/27 (Þ)	75	72
GVC Holdings PLC Term Loan B2			Virgin Media Finance PLC
4.401% due 03/15/24 (Ê)	281	281	6.375% due 04/15/23 (Þ)	1,875	1,889
IHO Verwaltungs GmbH			VOC Escrow, Ltd.
4.125% due 09/15/21 (Þ)	1,300	1,303	5.000% due 02/15/28 (Þ)	75	73
IHS Markit, Ltd.			Voya CLO, Ltd.
5.000% due 11/01/22 (Þ)	1,400	1,449	Series 2018-1A Class ER2
Inmarsat Finance PLC			10.709% due 04/18/31 (Ê)(Þ)	675	649
4.875% due 05/15/22 (Þ)	1,150	1,110	Yonkers Racing Corp. Term Loan B
International Game Technology PLC			5.160% due 05/24/24 (Ê)	243	245
6.250% due 02/15/22 (Þ)	1,250	1,312	Zais CLO 5, Ltd.
LCM Ltd Partnership			Series 2016-2A Class C
Series 2018-18A Class ER			5.216% due 10/15/28 (Ê)(Þ)	300	302
8.304% due 04/20/31 (Ê)(Š)(Þ)	750	750			37,302
Lincoln Finance, Ltd.			Loan Agreements - 18.8%
7.375% due 04/15/21 (Þ)	1,450	1,499	ABG Intermediate Holdings 2 LLC 1st
Lions Gate Entertainment Corp. Term			Lien Term Loan B
Loan B			5.802% due 09/29/24 (Ê)	373	376
4.148% due 03/19/25 (~)(Ê)	750	752	ABG Intermediate Holdings 2 LLC 2nd
Marble Point CLO XII, Ltd.			Lien Term Loan
Series 2018-1A Class E			10.052% due 09/29/25 (Ê)	427	431
8.070% due 07/16/31 (Ê)(Þ)	700	700	AgroFresh, Inc. Term Loan B
Numericable Group SA Term Loan B12			7.109% due 07/31/21 (Ê)	371	368
5.348% due 01/05/26 (Ê)	2,488	2,448	Air Methods Corp. Term Loan B
Numericable US LLC 1st Lien Term			5.802% due 04/13/24 (Ê)	983	986
Loan B11			Albertson's LLC Term Loan B4
4.651% due 06/22/25 (Ê)	990	972	4.651% due 08/25/21 (Ê)	1,496	1,481
nVent Finance Sarl			Alliant Holdings Intermediate LLC Term
3.950% due 04/15/23 (Þ)	1,225	1,213	Loan B
Open Text Corp.			5.151% due 08/14/22 (Ê)	361	362
5.625% due 01/15/23 (Þ)	1,550	1,606	Almonde, Inc. 1st Lien Term Loan B
5.875% due 06/01/26 (Þ)	78	81	5.484% due 06/16/24 (Ê)	374	373
Reliance Intermediate Holdings LP			Almonde, Inc. 2nd Lien Term Loan
6.500% due 04/01/23 (Þ)	475	494	9.234% due 04/28/25 (Ê)	250	247
Sandvine Corp. 1st Lien Term Loan B			Alphabet Holding Company, Inc. 1st
			Lien Term Loan
8.052% due 09/21/22 (Ê)	681	678	5.401% due 08/15/24 (Ê)	264	227
SFR Group SA			Altice Financing SA 1st Lien Term Loan
6.000% due 05/15/22 (Þ)	950	939	5.098% due 01/05/26 (Ê)	1,990	1,961
6.250% due 05/15/24 (Þ)	216	206	Alvogen Pharmaceutical US, 1st Lien
Solvay Acetow GMBH Term Loan			Inc. Term Loan
7.953% due 05/31/23 (Ê)	248	249	6.900% due 04/02/22 (Ê)	961	965
Steele Creek CLO, Ltd.			American Airlines, Inc. Term Loan B
7.884% due 04/15/31 (Ê)(Š)(Þ)	1,125	1,125	3.900% due 06/27/20 (Ê)	375	375
Series 2017-1A Class E			3.901% due 04/28/23 (Ê)	1,111	1,112
7.834% due 01/15/30 (Ê)(Þ)	250	251	Ancestry. com Operations, Inc. 1st Lien
Valeant Pharmaceuticals International,			Term Loan B
Inc.			5.150% due 10/19/23 (Ê)	372	374
6.500% due 03/15/22 (Þ)	173	179	AP Exhaust Acquisition LLC 1st Lien
7.000% due 03/15/24 (Þ)	161	170	Term Loan

See accompanying notes which are an integral part of the financial statements.

350 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.811% due 05/10/24 (Ê)	745	739	Capital Automotive LP 1st Lien Term
AP Gaming I LLC 1st Lien Term Loan B			Loan
6.151% due 02/15/24 (Ê)	310	314	4.410% due 03/24/24 (Ê)	490	491
Aramark Services, Inc. 1st Lien Term			CBS Radio Inc. 1st Lien Term Loan B
Loan B1			4.623% due 03/02/24 (Ê)	982	986
3.901% due 03/07/25 (Ê)	1,499	1,508	CH Hold Corp. 1st Lien Term Loan B
Arby's Loan 1st Lien Term Loan B			4.901% due 02/01/24 (Ê)	435	437
5.194% due 02/05/25 (Ê)	1,750	1,769	Change Healthcare Holdings LLC 1st
Ascena Retail Group, Inc. Term Loan B			Lien Term Loan B
6.438% due 08/21/22 (Ê)	250	217	4.651% due 03/01/24 (Ê)	990	994
			Charter Communications Operating LLC
Ascend Learning LLC Term Loan B			1st Lien Term Loan B
4.901% due 07/12/24 (Ê)	498	499	3.910% due 04/30/25 (Ê)	2,494	2,504
AssuredPartners, Inc. 1st Lien Term			Commercial Barge Line Co. 1st Lien
Loan B			Term Loan
5.151% due 10/22/24 (Ê)	373	375	10.651% due 11/12/20 (Ê)	696	403
Asurion LLC Term Loan B4			Constellis Holdings LLC 1st Lien Term
4.651% due 08/04/22 (Ê)	942	948	Loan
Asurion LLC Term Loan B6			7.302% due 04/18/24 (Ê)	496	500
4.651% due 11/03/23 (Ê)	959	966	Constellis Holdings LLC 2nd Lien Term
Avaya, Inc. Term Loan B			Loan
6.647% due 11/08/24 (Ê)	1,876	1,895	11.302% due 04/21/25 (Ê)	125	126
			Convergeone Holdings Corp. 1st Lien
Avolon LLC Term Loan B			Term Loan
4.147% due 03/20/22 (Ê)	372	373	5.651% due 04/04/25 (Ê)	375	375
BBB Industries LLC 1st Lien Term Loan			Cortes NP Acquisition Corp Term Loan B
6.401% due 11/03/21 (Ê)	473	478	5.887% due 11/30/23 (Ê)	473	472
Berry Plastics Group, Inc. 1st Lien Term			COTY, Inc. Term Loan B
Loan Q			4.128% due 03/26/25 (Ê)	1,500	1,498
3.897% due 10/01/22 (Ê)	1,340	1,348
3.901% due 10/01/22 (Ê)	2,079	2,091	CPI Acquisition, Inc. Term Loan B
Blount International, Inc. 1st Lien Term			6.358% due 08/17/22 (Ê)	743	467
Loan B			Crosby US Acquisition Corp. 1st Lien
			Term Loan
Series 276			4.904% due 11/22/20 (Ê)	247	244
6.137% due 04/12/23 (Ê)	374	378	Crown Finance, Inc. 1st Lien Term
Brand Energy & Infrastructure Services			Loan B
1st Lien Term Loan			4.401% due 02/28/25 (Ê)	4,050	4,044
6.552% due 06/21/24 (Ê)	2	2
6.609% due 06/21/24 (Ê)	40	40	CSC Holdings LLC 1st Lien Term Loan B
6.612% due 06/21/24 (Ê)	206	208	4.397% due 01/12/26 (Ê)	725	725
Brickman Group, Ltd. LLC (The) 1st			CSC Holdings, LLC 1st Lien Term Loan
Lien Term Loan B			4.147% due 07/17/25 (Ê)	1,349	1,344
4.894% due 12/18/20 (Ê)	567	570	CWGS Group LLC Term Loan
4.901% due 12/18/20 (Ê)	692	696	Series 5001
BWAY Holding Co. Term Loan			4.641% due 11/08/23 (Ê)	710	713
5.272% due 04/03/24 (Ê)	1	1	Deerfield Holdings Corp. 1st Lien Term
5.587% due 04/03/24 (Ê)	571	574	Loan B
			5.552% due 12/06/24 (Ê)	150	150
C. H. Guenther & Son, Inc. Term Loan B			Delek US Holdings, Inc. 1st Lien Term
4.651% due 03/22/25 (Ê)	375	377	Loan
Cable One, Inc. 1st Lien Term Loan B1			0.000% due 03/13/25 (~)(Ê)(v)	500	503
4.060% due 05/01/24 (Ê)	496	499	Dell International LLC 1st Lien Term
Caesars Entertainment Operating Co.			Loan B
LLC 1st Lien Term Loan B			Series 0003
3.901% due 10/06/24 (Ê)	2,222	2,226	3.910% due 09/07/23 (Ê)	5,379	5,395
Caesars Resort Collection LLC 1st Lien			Delta 2 (Lux) Sarl Term Loan
Term Loan B			4.401% due 02/21/24 (Ê)	1,409	1,407
4.651% due 12/22/24 (Ê)	3,990	4,023	Diamond US Holdings LLC 1st Lien
Canyon Valor Cos. , Inc. 1st Lien Term			Term Loan
Loan B			6.302% due 12/05/24 (~)(Ê)	359	361
5.306% due 06/16/23 (Ê)	362	367

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 351

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Digicert Holdings, Inc. 1st Lien Term			GHX Ultimate Parent Corp. 1st Lien
Loan			Term Loan
6.651% due 10/31/24 (Ê)	500	501	Series NCD
Digicert Holdings, Inc. 2nd Lien Term			5.302% due 07/13/24 (Ê)	744	746
Loan			Global Payments, Inc. Term Loan B
9.901% due 10/31/25 (Ê)	375	374	3.651% due 04/21/23 (Ê)	249	251
DTZ U. S. Borrower LLC 1st Lien Term			Go Daddy Operating Co. LLC 1st Lien
Loan			Term Loan B
0.000% due 11/04/21 (~)(Ê)(v)	374	375	4.151% due 02/15/24 (Ê)	744	747
DuPage Medical Group, Ltd. 2nd Lien			Greeneden U. S. Holdings II LLC 1st
Term Loan			Lien Term Loan B3
Series 182			5.802% due 12/01/23 (Ê)	187	188
8.897% due 08/11/25 (Ê)	375	376	Grifols Worldwide Operations USA Inc.
EagleView Technology Corp. 1st Lien			1st Lien Term Loan B
Term Loan B			3.994% due 01/31/25 (Ê)	374	376
5.860% due 07/15/22 (Ê)	123	124	Gruden Holdings, Inc. First Lien Term
ECI Macola / Max Holding LLC Term			Loan
Loan B			7.802% due 08/18/22 (Ê)	696	702
6.552% due 09/27/24 (Ê)	373	377	GTT Communications, Inc. Term Loan B
Education Advisory Board 1st Lien Term
Loan			0.000% due 04/28/25 (~)(Ê)(v)	200	198
5.791% due 02/27/20 (Ê)	1	1	Gulf Finance LLC Term Loan B
6.105% due 02/27/20 (Ê)	1	1	7.560% due 08/25/23 (Ê)	312	281
6.253% due 02/27/20 (Ê)	448	449	H B Fuller Co. 1st Lien Term Loan B
Emerald US, Inc. Term Loan B1			3.897% due 10/20/24 (Ê)	746	748
6.453% due 05/09/21 (Ê)	375	374	HCA, Inc. Term Loan B10
EnergySolutions LLC 1st Lien Term			3.901% due 03/07/25 (Ê)	750	758
Loan B			HCP Acquisition LLC Term Loan
6.660% due 05/29/20 (Ê)	658	663	Series NCD
Everi Payments, Inc. 1st Lien Term Loan			4.901% due 03/24/24 (Ê)	993	995
Series 91D			Heartland Dental LLC 1st Lien Term
5.494% due 05/09/24 (Ê)	496	499	Loan
EW Scripps Co. Term Loan B			0.000% due 04/30/25 (~)(Ê)(v)	326	327
3.901% due 10/02/24 (Ê)	498	498	Heartland Dental LLC Term Loan
Exact Merger Sub LLC 2nd Lien Term			0.000% due 04/17/25 (~)(Ê)(v)	49	49
Loan			Help Systems LLC 1st Lien Term Loan
10.302% due 09/19/25 (Ê)	250	249	6.052% due 03/22/25 (Ê)	250	250
First Data Corp. Term Loan			HGIM Corp. Covenant-Lite Term Loan B
4.147% due 07/10/22 (Ê)	2,250	2,258	0.000% due 06/18/20 (~)(Ê)(Ø)(v)	1,259	483
Flying Fortress Holdings LLC 1st Lien			Hilton Worldwide Finance LLC Term
Term Loan B			Loan B2
4.052% due 10/30/22 (Ê)	308	309	3.647% due 10/25/23 (Ê)	1,405	1,416
Focus Financial Partners LLC 1st Lien			HUB International, Ltd. Term Loan B
Term Loan B1			0.000% due 04/18/25 (~)(Ê)(v)	925	930
5.052% due 07/03/24 (Ê)	597	600	Hyland Software, Inc. 2nd Lien Term
Fort Dearborn Company 1st Lien Term			Loan
Loan			8.891% due 05/23/25 (Ê)	375	378
5.999% due 10/19/23 (Ê)	3	3	Hyland Software, Inc. Term Loan
6.312% due 10/19/23 (Ê)	368	363	5.141% due 07/01/22 (Ê)	124	125
Freedom Mortgage Corp. Term Loan			Impala Private Holdings II LLC 1st Lien
6.648% due 02/23/22 (Ê)	366	370	Term Loan
Frontier Communications Corp. 1st Lien			5.910% due 11/10/24 (Ê)	374	376
Term Loan B1			INEOS US Finance LLC 1st Lien Term
5.660% due 06/15/24 (Ê)	186	184	Loan B
Garda World Security Corp. Term Loan B			3.901% due 03/31/24 (Ê)	748	750
5.506% due 05/26/24 (Ê)	297	300	Inovalon Holding, Inc. Term Loan B
7.250% due 05/26/24 (Ê)	1	1	5.438% due 04/02/25 (Ê)	1,500	1,485
Getty Images, Inc. 1st Lien Term Loan B			Intrawest Resorts Holdings, Inc. 1st Lien
5.802% due 10/18/19 (~)(Ê)	1,088	1,032	Term Loan B1
			4.901% due 06/29/24 (Ê)	499	502

See accompanying notes which are an integral part of the financial statements.

352 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Iron Mountain, Inc. 1st Lien Term Loan			4.312% due 04/02/25 (~)(Ê)	718	721
B			Optiv, Inc. 1st Lien Term Loan
3.648% due 01/02/26 (Ê)	375	373	5.125% due 02/01/24 (Ê)	360	348
Kraton Polymers LLC 1st Lien Term			Oryx Southern Delaware Holdings LLC
Loan B			Term Loan
4.401% due 03/08/25 (Ê)	293	296	5.151% due 02/09/25 (Ê)	375	375
Lamar Media Corp. 1st Lien Term Loan			Pelican Products, Inc. 1st Lien Term
B			Loan B1
3.688% due 03/16/25 (Ê)	650	653	8.000% due 04/11/20 (Ê)	249	248
Las Vegas Sands LLC Term Loan B			Penn National Gaming, Inc. 1st Lien
3.651% due 03/29/24 (Ê)	375	377	Term Loan B
Level 3 Financing, Inc. Term Loan B			4.401% due 01/19/24 (Ê)	296	298
4.148% due 02/22/24 (Ê)	2,500	2,510	Pizza Hut Holdings LLC 1st Lien Term
Limetree Bay Terminals LLC Term Loan			Loan B
B			3.644% due 03/29/25 (Ê)	750	754
5.898% due 02/10/24 (Ê)	198	198	Post Holdings, Inc. Incremental Term
MACOM Technology Solutions Term			Loan
Loan			3.900% due 05/24/24 (Ê)	496	498
4.151% due 05/12/24 (Ê)	247	242	Pre-Paid Legal Services, Inc. 1st Lien
Marketo, Inc. 1st Lien Term Loan			Term Loan
5.043% due 01/30/25 (Ê)	1,375	1,370	0.000% due 04/17/25 (~)(Ê)(v)	375	378
Match Group, Inc. 1st Lien Term Loan			Pre-Paid Legal Services, Inc. 2nd Lien
B1			Term Loan
4.397% due 11/16/22 (Ê)	472	475	12.750% due 07/01/20 (Ê)	750	750
Mavis Tire Express Services Co. 1st Lien			Prime Security Services Borrower LLC
Term Loan			Term Loan B1
5.147% due 03/20/25 (Ê)	216	215	4.651% due 05/02/22 (Ê)	989	995
Mavis Tire Express Services Co. Term			Project Ruby Ultimate Parent Corp. 1st
Loan			Lien Term Loan B
1.000% due 03/20/25 (Ê)	33	33	5.401% due 02/09/24 (Ê)	989	995
			Quest Software US Holdings, Inc. 1st
5.147% due 03/20/25 (Ê)	1	1	Lien Term Loan
MCC Iowa LLC 1st Lien Term Loan M			7.859% due 10/31/22 (Ê)	988	993
3.750% due 01/15/25 (Ê)	370	371	Quintiles IMS, Inc. 1st Lien Term Loan
MGM Growth Properties Operating			B2
Partnership, LP Term Loan B			4.302% due 01/18/25 (Ê)	249	250
3.901% due 04/25/23 (Ê)	741	744	Rackspace Hosting, Inc. 1st Lien Term
MH Sub I LLC 1st Lien Term Loan			Loan
5.647% due 09/15/24 (Ê)	746	746	4.787% due 11/03/23 (Ê)	3,233	3,225
MH Sub I LLC 2nd Lien Term Loan			Radiate Holdco LLC 1st Lien Term
9.397% due 08/16/25 (Ê)	250	251	Loan B
Midwest Physician Administrative			4.901% due 02/01/24 (Ê)	1,496	1,480
Services LLC 1st Lien Term Loan			Radio One, Inc. 1st Lien Term Loan B
4.648% due 08/15/24 (Ê)	746	746	5.910% due 04/18/23 (Ê)	743	736
Mitchell International, Inc. 2nd Lien			Red Ventures LLC 1st Lien Term Loan B
Term Loan			5.901% due 11/08/24 (Ê)	871	881
9.151% due 11/20/25 (Ê)	375	375	Red Ventures LLC 2nd Lien Term Loan
MORSCO, Inc. Term Loan B			9.901% due 11/08/25 (Ê)	188	190
8.901% due 10/31/23 (Ê)	356	360	Research Now Group, Inc. 1st Lien Term
NAI Entertainment Holdings LLC Term			Loan
Loan B			7.864% due 12/20/24 (Ê)	188	184
0.000% due 04/23/25 (~)(Ê)(v)	250	251	Rexnord LLC 1st Lien Term Loan B
Navistar, Inc. 1st Lien Term Loan B			4.148% due 08/21/24 (Ê)	188	189
5.400% due 11/06/24 (Ê)	748	752	Reynolds Group Holdings, Inc. 1st Lien
NN, Inc. Incremental Term Loan			Term Loan B
5.151% due 04/03/21 (Ê)	960	959	4.651% due 02/05/23 (Ê)	1,974	1,987
NPC International, Inc. First Lien Term			RHP Hotel Properties, LP / RHP
Loan			Finance Corp. Term Loan B
5.401% due 04/20/24 (Ê)	993	1,004	5.000% due 04/15/21	2,200	2,214
On Assignment, Inc. 1st Lien Term Loan			RHP Hotel Properties, LP Term Loan B
B4			4.070% due 05/11/24 (Ê)	372	374

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 353

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Scientific Games International, Inc. 1st			4.401% due 08/22/24 (~)(Ê)	111	112
Lien Term Loan B5			4.802% due 08/22/24 (Ê)	385	387
4.651% due 08/14/24 (Ê)	398	400	Travelport Finance Luxembourg SARL
4.726% due 08/14/24 (Ê)	1,679	1,688	Term Loan B
SeaWorld Parks & Entertainment Term			4.401% due 03/07/25 (Ê)	250	251
Loan B			TruGreen, LP Term Loan
5.302% due 03/31/24 (Ê)	2,385	2,381	5.897% due 04/13/23 (Ê)	816	822
Sesac Holdco II LLC 1st Lien Term Loan			Uber Technologies, Inc. 1st Lien Term
4.901% due 02/13/24 (Ê)	378	378	Loan
Sesac Holdco II LLC 2nd Lien Term			5.890% due 03/22/25 (Ê)	420	423
Loan			UFC Holdings LLC 1st Lien Term Loan
9.151% due 02/24/25 (Ê)	375	371	5.160% due 08/18/23 (Ê)	246	247
Shutterfly, Inc. Term Loan B2			UFC Holdings LLC 2nd Lien Term Loan
4.660% due 08/17/24 (Ê)	375	378
Sinclair Television Group, Inc. 1st Lien			Series 0004
Term Loan B			9.401% due 08/18/24 (Ê)	215	218
0.000% due 12/12/24 (~)(Ê)(v)	750	753	Ultra Resources, Inc. Term Loan
SIRVA Worldwide, Inc. Term Loan			4.897% due 04/12/24 (Ê)	250	234
8.280% due 11/14/22 (Ê)	145	146	United Airlines, Inc. 1st Lien Term
			Loan B
8.510% due 11/14/22 (Ê)	167	168	3.901% due 04/01/24 (Ê)	990	993
8.810% due 11/14/22 (Ê)	148	148	UPC Financing Partnership 1st Lien
Solarwinds Holdings, Inc. 1st Lien Term			Term Loan AR
Loan			4.397% due 01/15/26 (Ê)	500	501
4.901% due 02/05/24 (Ê)	575	579	USI, Inc. Term Loan B
Solera LLC Term Loan B			Series 0001
4.651% due 03/04/23 (Ê)	490	492	5.302% due 05/16/24 (Ê)	746	749
Southcross Energy Partners LP 1st Lien			Valeant Pharmaceuticals International,
Term Loan B			Inc. Term Loan B
6.552% due 08/04/21 (Ê)	128	126	5.394% due 04/02/22 (Ê)	500	505
Sprint Communications, Inc. 1st Lien
Term Loan B			Vantiv, LLC Term Loan B4
4.438% due 02/02/24 (Ê)	1,976	1,981	3.896% due 08/07/24 (Ê)	750	755
Station Casinos LLC 1st Lien Term			Varisty Brands, Inc. Term Loan B
Loan B			5.401% due 11/29/24 (Ê)	374	377
4.410% due 06/08/23 (Ê)	499	500	Verdesian Life Sciences LLC Term Loan
Steak n Shake Operations, Inc. Term			7.359% due 07/01/20 (Ê)	370	352
Loan			VICI Properties, Inc. Term Loan
5.660% due 03/19/21 (Ê)	455	391	3.898% due 12/15/24 (Ê)	1,608	1,614
Tempo Acquisition LLC Term Loan B			Viewpoint, Inc. 2nd Lien Term Loan
4.901% due 05/01/24 (Ê)	248	249	10.552% due 07/18/25 (~)(Ê)	125	124
TerraForm AP Acquisition Holdings LLC
Term Loan B			W3 TopCo LLC 1st Lien Term Loan
6.552% due 06/26/22 (Ê)	649	652	7.901% due 03/08/22 (Ê)	369	368
TKC Holdings, Inc. 1st Lien Term Loan			8.302% due 03/08/22 (Ê)	4	4
6.160% due 02/01/23 (Ê)	495	499	Weatherford International, Ltd. Term
			Loan
TKC Holdings, Inc. 2nd Lien Term Loan			4.210% due 07/13/20 (Ê)	363	358
9.910% due 02/01/24 (Ê)	188	189	Weight Watchers International, Inc. 1st
TMS International Corp. Term Loan B			Lien Term Loan B
4.651% due 08/14/24 (Ê)	362	363	6.640% due 11/29/24 (Ê)	59	60
Trader Corp. Term Loan B			7.060% due 11/29/24 (Ê)	274	277
5.295% due 09/28/23 (Ê)	458	458	WMG Acquisition Corp. 1st Lien Term
Trans Union LLC 1st Lien Term Loan B3			Loan E
3.901% due 04/09/23 (Ê)	495	496	4.151% due 11/01/23 (Ê)	375	377
TransDigm Group, Inc. 1st Lien Term			Wyndham Hotels & Resorts, Inc. Term
Loan F			Loan B
4.651% due 06/09/23 (Ê)	648	651	0.000% due 03/28/25 (~)(Ê)(v)	525	529
5.052% due 06/09/23 (Ê)	339	341	York Risk Services Group, Inc.
TransDigm Group, Inc. 1st Lien Term			Covenant-Lite Term Loan B
Loan G			5.651% due 10/01/21 (Ê)	124	121

See accompanying notes which are an integral part of the financial statements.

354 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
		138,501	Series 2015-C1 Class D
Mortgage-Backed Securities - 14.4%			3.944% due 04/15/50 (~)(Ê)(Þ)	500	440
Alternative Loan Trust			Deutsche ALT-A Securities, Inc.
Series 2005-27 Class 1A1			Alternate Loan Trust
1.424% due 08/25/35 (~)(Ê)	444	383	Series 2007-OA3 Class A1
			0.918% due 07/25/47 (Ê)	349	330
Series 2005-59 Class 1A1
1.109% due 11/20/35 (Ê)	389	378	Fannie Mae
			30 Year TBA(Ï)
Series 2006-OA10 Class 3A1			4.000%	3,000	3,227
1.428% due 08/25/46 (Ê)	584	478
American Home Mortgage Investment			Series 2016-C04 Class 1M2
Trust			4.726% due 01/25/29 (Ê)	500	569
Series 2007-1 Class GA1C			Series 2017-C03 Class 1M2
0.360% due 05/25/47 (Ê)	1,176	870	4.237% due 10/25/29 (Ê)	460	489
Banc of America Commercial Mortgage			Fannie Mae Connecticut Avenue
Trust			Securities
Series 2008-1 Class AJ			Series 2015-C04 Class 1M2
6.283% due 02/10/51 (~)(Ê)	17	17	6.136% due 04/25/28 (Ê)	294	342
Bear Stearns Alt-A Trust			Series 2016-C01 Class 1B
Series 2005-7 Class 21A1			12.274% due 08/25/28 (Ê)	418	611
2.871% due 09/25/35 (~)(Ê)	683	694	Series 2016-C02 Class 1B
Series 2005-8 Class 21A1			12.688% due 09/25/28 (Ê)	609	910
2.824% due 10/25/35 (~)(Ê)	227	228	Series 2016-C02 Class 1M2
Series 2006-6 Class 1A1			6.438% due 09/25/28 (Ê)	312	373
0.541% due 11/25/36 (Ê)	716	720	Series 2016-C03 Class 1M2
Bear Stearns Commercial Mortgage			5.739% due 10/25/28 (Ê)	581	686
Securities Trust			Series 2016-C03 Class 2M2
Series 2007-T28 Class D			6.189% due 10/25/28 (Ê)	560	659
6.090% due 09/11/42 (~)(Å)(Ê)	135	120	Series 2016-C05 Class 2B
Citigroup Commercial Mortgage Trust			11.244% due 01/25/29 (Ê)	40	53
Series 2014-GC21 Class D			Series 2016-C05 Class 2M2
4.996% due 05/10/47 (~)(Ê)(Þ)	345	302	4.944% due 01/25/29 (Ê)	553	622
COBALT CMBS Commercial Mortgage
Trust			Series 2016-C06 Class 1M2
6.001% due 05/15/46 (~)(Ê)	338	345	4.775% due 04/25/29 (Ê)	789	898
Commercial Mortgage Pass Through			Series 2016-C07 Class 2M2
Certificates			5.587% due 05/25/29 (Ê)	785	877
Series 2012-CR3 Class E			Series 2017-C01 Class 1B1
4.770% due 10/15/45 (~)(Å)(Ê)	295	249	6.516% due 07/25/29 (Å)(Ê)	567	666
Commercial Mortgage Trust			Series 2017-C01 Class 1M2
Series 2012-LC4 Class E			4.316% due 07/25/29 (Ê)	180	197
4.250% due 12/10/44 (Å)	454	348	Series 2017-C02 Class 2B1
Series 2014-CR18 Class D			6.477% due 09/25/29 (Ê)	500	560
4.896% due 07/15/47 (~)(Ê)(Þ)	121	107	Series 2017-C02 Class 2M2
Series 2014-CR18 Class E			4.887% due 09/25/29 (Ê)	472	517
3.600% due 07/15/47 (Å)	110	70	Series 2017-C03 Class 1B1
Countrywide Alternative Loan Trust			5.842% due 10/25/29 (Ê)	100	110
Series 2006-45T1 Class 2A7			Series 2017-C05 Class 1B1
1.578% due 02/25/37 (Ê)	314	178	4.824% due 01/25/30 (Ê)	1,010	1,026
Series 2006-OA10 Class 2A1			Series 2017-C06 Class 2M2
1.424% due 08/25/46 (Ê)	202	155	4.037% due 02/25/30 (Ê)	240	250
Series 2006-OA10 Class 4A1			Series 2017-C07 Class 1M2
0.411% due 08/25/46 (Ê)	802	675	3.643% due 05/25/30 (Å)(Ê)	1,050	1,080
Credit Suisse Mortgage Trust			Series 2018-C01 Class 1B1
Series 2007-C4 Class C			5.124% due 07/25/30 (Ê)	1,130	1,131
6.275% due 09/15/39 (~)(Å)(Ê)	213	216	Fannie Mae REMICS
CSAIL Commercial Mortgage Trust

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 355

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2010-35 Class SG			Series 2016-102 Class JI
Interest Only STRIP			Interest Only STRIP
5.418% due 04/25/40 (Ê)	643	109	3.500% due 02/25/46	1,831	287
Series 2010-140 Class GS			Series 2016-104 Class NI
Interest Only STRIP			Interest Only STRIP
5.229% due 07/25/39 (Ê)	712	61	5.000% due 04/25/38	1,161	29
Series 2011-59 Class BI			Series 2017-2 Class KI
Interest Only STRIP			Interest Only STRIP
6.000% due 08/25/40	700	45	4.000% due 02/25/47	2,461	488
Series 2011-98 Class AI			Series 2017-7 Class JI
Interest Only STRIP			Interest Only STRIP
3.500% due 11/25/37	1,871	104	4.000% due 02/25/47	923	174
Series 2011-101 Class SA			Series 2017-15 Class LI
Interest Only STRIP			Interest Only STRIP
5.129% due 10/25/41 (Ê)	822	105	4.000% due 06/25/46	943	170
Series 2012-36 Class SN			Series 2017-48 Class LI
Interest Only STRIP			Interest Only STRIP
5.672% due 04/25/42 (Ê)	451	70	4.000% due 05/25/47	1,934	398
Series 2012-49 Class QI			Series 2017-72 Class GI
Interest Only STRIP			Interest Only STRIP
4.500% due 12/25/40	1,497	205	4.000% due 08/25/47	3,577	672
Series 2012-103 Class SD			Series 2017-74 Class JI
Interest Only STRIP			Interest Only STRIP
4.813% due 09/25/42 (Ê)	376	68	4.000% due 10/25/47	1,013	191
Series 2012-116 Class SA			Series 2017-78 Class KI
Interest Only STRIP			Interest Only STRIP
5.303% due 10/25/42 (Ê)	1,714	334	3.500% due 10/25/47	748	150
Series 2013-27 Class PI			Series 2017-82 Class NI
Interest Only STRIP			Interest Only STRIP
3.000% due 12/25/41	7,823	612	4.000% due 10/25/47	1,315	242
Series 2013-35 Class IP			Series 2017-112 Class SG
Interest Only STRIP			Interest Only STRIP
3.000% due 06/25/42	1,060	86	4.323% due 01/25/48 (Ê)	2,740	413
Series 2013-41 Class SP			Series 2017-113 Class IO
Interest Only STRIP			Interest Only STRIP
5.422% due 06/25/40 (Ê)	1,337	101	5.000% due 01/25/38	1,612	263
Series 2013-67 Class IL			Series 2017-4666 Class AI
Interest Only STRIP			Interest Only STRIP
6.500% due 07/25/43	1,151	275	3.000% due 09/15/35	5,406	421
Series 2015-66 Class AS			Series 2018-1 Class AI
Interest Only STRIP			Interest Only STRIP
4.353% due 09/25/45 (Ê)	2,558	350	5.000% due 02/25/48	1,544	362
Series 2015-4425 Class IO			Series 2018-1 Class JI
Interest Only STRIP			Interest Only STRIP
4.000% due 01/15/45	849	167	5.000% due 02/25/48	1,238	253
Series 2016-24 Class CI			Freddie Mac
Interest Only STRIP			Series 2013-4265 Class SD
4.000% due 02/25/46	573	103	Interest Only STRIP
Series 2016-70 Class QI			4.513% due 01/15/35 (Ê)	1,157	148
Interest Only STRIP			Series 2017-4731 Class QS
3.500% due 10/25/46	2,804	457	Interest Only STRIP
Series 2016-97 Class KI			4.613% due 11/15/47 (Ê)	984	171
Interest Only STRIP			Series 2018-4760 Class IG
3.000% due 06/25/40	1,600	175	Interest Only STRIP
			5.000% due 02/15/48	1,346	277

See accompanying notes which are an integral part of the financial statements.

356 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2018-4766 Class GI			Series 2016-4601 Class IC
Interest Only STRIP			Interest Only STRIP
4.000% due 03/15/44	1,691	260	4.000% due 12/15/45	688	115
Freddie Mac REMICS			Series 2016-4621 Class QI
Series 2011-3904 Class NI			Interest Only STRIP
Interest Only STRIP			3.500% due 10/15/46	1,408	189
3.500% due 08/15/26	841	76	Series 2016-4629 Class GI
Series 2012-3981 Class WS			Interest Only STRIP
Interest Only STRIP			3.500% due 11/15/45	1,574	239
5.323% due 05/15/41 (Ê)	1,041	113	Series 2016-4635 Class PI
Series 2012-3984 Class DS			Interest Only STRIP
Interest Only STRIP			4.000% due 12/15/46	721	130
4.961% due 01/15/42 (Ê)	1,096	154	Series 2017-4658 Class CI
Series 2012-4073 Class AS			Interest Only STRIP
Interest Only STRIP			3.500% due 07/15/40	2,022	252
5.512% due 08/15/38 (Ê)	606	44	Series 2017-4663 Class KI
Series 2012-4074 Class KS			Interest Only STRIP
Interest Only STRIP			3.500% due 11/15/42	2,177	278
5.788% due 02/15/41 (Ê)	1,202	177	Series 2017-4663 Class PI
Series 2012-4099 Class BI			Interest Only STRIP
Interest Only STRIP			4.000% due 03/15/47	1,484	294
3.500% due 06/15/39	866	95	Series 2017-4663 Class TI
Series 2012-4127 Class PI			Interest Only STRIP
Interest Only STRIP			3.500% due 10/15/42	1,296	175
4.500% due 07/15/42	1,449	300	Series 2017-4707 Class AI
Series 2013-4182 Class PI			Interest Only STRIP
Interest Only STRIP			4.000% due 07/15/47	930	174
3.000% due 12/15/41	7,152	523	Freddie Mac Strips
Series 2014-4299 Class JI			Series 2014-324 Class C21
Interest Only STRIP			Interest Only STRIP
4.000% due 07/15/43	1,144	191	6.000% due 06/15/39	1,950	543
Series 2014-4386 Class IL			Freddie Mac Structured Agency Credit
Interest Only STRIP			Risk Debt Notes
4.000% due 12/15/43	914	177	Series 2015-DNA2 Class B
Series 2014-4389 Class IA			8.541% due 12/25/27 (Ê)	519	643
Interest Only STRIP			Series 2015-DNA3 Class B
4.000% due 09/15/44	452	104	9.875% due 04/25/28 (Ê)	773	1,030
Series 2014-4413 Class HI			Series 2015-HQ1 Class B
Interest Only STRIP			11.274% due 03/25/25 (Ê)	1	1
3.500% due 03/15/40	1,223	148	Series 2016-DNA1 Class M3
Series 2015-4475 Class CI			5.986% due 07/25/28 (Ê)	539	651
Interest Only STRIP			Series 2016-DNA3 Class M3
3.500% due 01/15/44	1,325	221	5.756% due 12/25/28 (Ê)	746	874
Series 2015-4510 Class HI			Series 2016-HQA1 Class M3
Interest Only STRIP			6.792% due 09/25/28 (Ê)	250	311
3.000% due 03/15/40	2,698	269	Series 2016-HQA2 Class M3
Series 2015-4530 Class HI			5.674% due 11/25/28 (Ê)	793	951
Interest Only STRIP			Series 2016-HQA3 Class M3
4.000% due 11/15/45	420	94	4.374% due 03/25/29 (Ê)	899	1,010
Series 2016-4550 Class AI			Series 2016-HQA4 Class M3
Interest Only STRIP			4.427% due 04/25/29 (Ê)	797	897
3.000% due 10/15/40	1,550	206	Series 2017-DNA1 Class B1
Series 2016-4560 Class PI			5.729% due 07/25/29 (Ê)	496	554
Interest Only STRIP			Series 2017-HQA1 Class B1
3.500% due 05/15/45	677	106	6.216% due 08/25/29 (Ê)	525	572

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 357

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-HQA1 Class M2			Series 2013-H24 Class AI
4.787% due 08/25/29 (Ê)	425	465	Interest Only STRIP
Ginnie Mae			1.472% due 09/20/63 (~)(Ê)	4,319	216
Series 2009-121 Class DI			Series 2014-58 Class SA
Interest Only STRIP			Interest Only STRIP
4.500% due 12/16/39	1,603	310	4.869% due 04/20/44 (Ê)	2,225	296
Series 2009-121 Class UI			Series 2014-69 Class IG
Interest Only STRIP			Interest Only STRIP
5.000% due 12/20/39	133	31	5.000% due 09/20/43	3,099	615
Series 2010-9 Class UI			Series 2014-132 Class IO
Interest Only STRIP			Interest Only STRIP
5.000% due 01/20/40	7,988	1,834	5.000% due 09/20/44	605	138
Series 2010-35 Class QI			Series 2014-161 Class HI
Interest Only STRIP			Interest Only STRIP
4.500% due 03/20/40	604	128	4.500% due 06/20/44	547	95
Series 2010-62 Class SD			Series 2014-H06 Class BI
Interest Only STRIP			Interest Only STRIP
5.512% due 05/20/40 (Ê)	1,315	192	1.482% due 02/20/64 (~)(Ê)	2,298	133
Series 2010-134 Class ES			Series 2014-H06 Class TR
Interest Only STRIP			Interest Only STRIP
5.022% due 11/20/39 (Ê)	2,237	195	1.429% due 03/20/64 (~)(Ê)	3,078	127
Series 2010-H20 Class IF			Series 2014-H08 Class BI
Interest Only STRIP			Interest Only STRIP
1.401% due 10/20/60 (~)(Ê)	1,913	120	1.454% due 04/20/64 (~)(Ê)	2,794	229
Series 2011-17 Class S			Series 2014-H08 Class CI
Interest Only STRIP			Interest Only STRIP
5.072% due 02/20/41 (Ê)	1,482	196	1.485% due 03/20/64 (~)(Ê)	3,051	186
Series 2011-22 Class PS			Series 2014-H09 Class AI
Interest Only STRIP			Interest Only STRIP
5.022% due 07/20/40 (Ê)	1,880	160	1.429% due 01/20/64 (~)(Ê)	2,288	116
Series 2011-148 Class SN			Series 2014-H13 Class BI
Interest Only STRIP			Interest Only STRIP
5.462% due 11/16/41 (Ê)	989	170	1.584% due 05/20/64 (~)(Ê)	3,241	194
Series 2011-151 Class SC			Series 2014-H23 Class BI
Interest Only STRIP			Interest Only STRIP
5.983% due 07/16/40 (Ê)	463	47	1.564% due 11/20/64 (~)(Ê)	3,608	304
Series 2011-168 Class IO			Series 2014-H25 Class BI
Interest Only STRIP			Interest Only STRIP
5.500% due 10/16/37	435	23	1.646% due 12/20/64 (~)(Ê)	2,969	231
Series 2013-18 Class GI			Series 2015-25 Class PI
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/41	656	69	3.500% due 01/20/45	2,454	425
Series 2013-34 Class HI			Series 2015-35 Class AI
Interest Only STRIP			Interest Only STRIP
4.500% due 03/20/43	408	87	5.000% due 03/16/45	794	167
Series 2013-77 Class UI			Series 2015-62 Class IL
Interest Only STRIP			Interest Only STRIP
4.500% due 03/20/41	2,989	463	3.500% due 02/16/42	1,780	264
Series 2013-99 Class AS			Series 2015-89 Class LI
Interest Only STRIP			Interest Only STRIP
5.311% due 06/20/43 (Ê)	379	70	5.000% due 12/20/44	782	181
Series 2013-182 Class SP			Series 2015-96 Class NI
Interest Only STRIP			Interest Only STRIP
5.961% due 12/20/43 (Ê)	335	55	3.500% due 01/20/39	1,304	135

See accompanying notes which are an integral part of the financial statements.

358 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-99 Class DI			Series 2016-156 Class PI
Interest Only STRIP			Interest Only STRIP
6.000% due 07/20/45	821	206	3.500% due 11/20/46	1,134	147
Series 2015-105 Class LI			Series 2016-161 Class GI
Interest Only STRIP			Interest Only STRIP
5.000% due 10/20/39	437	100	5.000% due 11/16/46	924	190
Series 2015-106 Class CI			Series 2016-167 Class SB
Interest Only STRIP			Interest Only STRIP
4.000% due 05/20/45	1,193	211	5.219% due 04/20/38 (Ê)	4,549	177
Series 2015-167 Class BI			Series 2016-168 Class AI
Interest Only STRIP			Interest Only STRIP
4.500% due 04/16/45	796	182	5.000% due 07/20/45	2,876	341
Series 2015-H01 Class BI			Series 2016-H04 Class KI
Interest Only STRIP			Interest Only STRIP
1.567% due 01/20/65 (~)(Ê)	6,080	409	1.875% due 02/20/66 (~)(Ê)(Š)	710	59
Series 2015-H03 Class DI			Series 2016-H06 Class AI
Interest Only STRIP			Interest Only STRIP
1.884% due 01/20/65 (~)(Ê)	2,452	242	2.068% due 02/20/66 (~)(Ê)	1,538	138
Series 2015-H04 Class AI			Series 2016-H12 Class AI
Interest Only STRIP			Interest Only STRIP
2.091% due 12/20/64 (~)(Ê)	3,041	275	1.643% due 07/20/65 (~)(Ê)	3,190	279
Series 2015-H08 Class BI			Series 2016-H14 Class AI
Interest Only STRIP			Interest Only STRIP
2.082% due 03/20/65 (~)(Ê)(Š)	988	89	2.467% due 06/20/66 (~)(Ê)	3,512	419
Series 2015-H22 Class HI			Series 2016-H17 Class DI
Interest Only STRIP			Interest Only STRIP
2.033% due 08/20/65 (~)(Ê)	3,095	322	1.999% due 07/20/66 (~)(Ê)	2,721	289
Series 2016-47 Class CI			Series 2016-H22 Class IO
Interest Only STRIP			Interest Only STRIP
4.000% due 09/20/45	638	103	1.838% due 10/20/66 (~)(Ê)	2,358	251
Series 2016-49 Class IO			Series 2016-H23 Class NI
Interest Only STRIP			Interest Only STRIP
4.500% due 11/16/45	626	136	2.830% due 10/20/66 (~)(Ê)	3,266	450
Series 2016-77 Class SC			Series 2016-H24 Class CI
Interest Only STRIP			Interest Only STRIP
5.574% due 10/20/45 (Ê)	667	105	1.703% due 10/20/66 (~)(Ê)	4,341	404
Series 2016-123 Class IQ			Series 2016-H24 Class JI
Interest Only STRIP			Interest Only STRIP
5.000% due 07/20/39	3,901	412	2.721% due 11/20/66 (~)(Ê)	1,521	208
Series 2016-134 Class MI			Series 2017-5 Class IO
Interest Only STRIP			Interest Only STRIP
3.000% due 01/20/43	1,688	181	5.000% due 01/20/47	1,212	309
Series 2016-136 Class YI			Series 2017-11 Class PI
Interest Only STRIP			Interest Only STRIP
3.500% due 03/20/45	446	65	4.000% due 12/20/46	1,213	196
Series 2016-138 Class DI			Series 2017-17 Class DI
Interest Only STRIP			Interest Only STRIP
4.000% due 10/20/46	521	95	3.500% due 09/20/43	1,822	265
Series 2016-150 Class I			Series 2017-26 Class EI
Interest Only STRIP			Interest Only STRIP
5.000% due 11/20/46	2,638	519	5.000% due 02/20/40	1,072	175
Series 2016-154 Class AI			Series 2017-26 Class IM
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/41	1,348	65	6.500% due 02/20/47	1,300	314

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 359

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-42 Class IC			Series 2017-H08 Class EI
Interest Only STRIP			Interest Only STRIP
4.500% due 08/20/41	2,948	651	2.236% due 02/20/67 (~)(Ê)	3,109	418
Series 2017-68 Class CI			Series 2017-H09 Class HI
Interest Only STRIP			Interest Only STRIP
5.500% due 05/16/47	516	119	1.823% due 03/20/67 (~)(Ê)	1,831	218
Series 2017-68 Class IL			Series 2017-H09 Class IO
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/44	2,924	500	1.774% due 04/20/67 (~)(Ê)	4,899	526
Series 2017-87 Class IO			Series 2017-H10 Class MI
Interest Only STRIP			Interest Only STRIP
4.000% due 01/20/46	1,410	244	1.714% due 04/20/67 (~)(Ê)	3,214	294
Series 2017-99 Class AI			Series 2017-H11 Class NI
Interest Only STRIP			Interest Only STRIP
4.000% due 01/20/47	1,274	217	2.105% due 05/20/67 (~)(Ê)(Š)	2,627	312
Series 2017-113 Class IE			Series 2017-H13 Class QI
Interest Only STRIP			Interest Only STRIP
5.500% due 07/20/47	545	129	2.094% due 06/20/67 (~)(Ê)(Š)	3,105	389
Series 2017-130 Class IB			Series 2017-H14 Class JI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/47	697	127	2.140% due 06/20/67 (~)(Ê)	2,450	362
Series 2017-130 Class NI			Series 2017-H16 Class HI
Interest Only STRIP			Interest Only STRIP
3.500% due 01/20/47	5,064	877	1.632% due 08/20/67 (~)(Ê)	3,929	368
Series 2017-132 Class IA			Series 2017-H16 Class IB
Interest Only STRIP			Interest Only STRIP
4.500% due 09/20/47	1,390	287	1.800% due 08/20/67 (~)(Ê)	5,884	637
Series 2017-136 Class GI			Series 2017-H16 Class JI
Interest Only STRIP			Interest Only STRIP
3.500% due 09/20/47	1,719	292	2.247% due 08/20/67 (~)(Ê)	2,394	364
Series 2017-174 Class IC			Series 2017-H20 Class GI
Interest Only STRIP			Interest Only STRIP
5.500% due 02/20/47	1,177	272	2.158% due 09/20/67 (~)(Ê)	7,713	940
Series 2017-H01 Class AI			Series 2017-H23 Class KI
Interest Only STRIP			Interest Only STRIP
2.160% due 12/20/66 (~)(Ê)(Š)	4,627	545	1.641% due 11/20/67 (~)(Ê)	1,915	150
Series 2017-H03 Class AI			Series 2018-18 Class HS
Interest Only STRIP			Interest Only STRIP
2.236% due 12/20/66 (~)(Ê)	2,085	282	1.667% due 02/20/48 (Ê)	7,561	284
Series 2017-H03 Class DI			Series 2018-33 Class IO
Interest Only STRIP			Interest Only STRIP
2.195% due 12/20/66 (~)(Ê)	4,258	558	4.000% due 02/20/48	2,333	522
Series 2017-H03 Class HI			Series 2018-H01 Class AI
Interest Only STRIP			Interest Only STRIP
1.543% due 01/20/67 (~)(Ê)	3,768	291	2.086% due 01/20/68 (~)(Ê)	2,867	433
Series 2017-H04 Class BI			Series 2018-H02 Class PI
Interest Only STRIP			Interest Only STRIP
2.403% due 02/20/67 (~)(Ê)	4,555	647	2.033% due 02/20/68 (~)(Ê)	1,875	286
Series 2017-H06 Class EI			Ginnie Mae II
Interest Only STRIP			30 Year TBA(Ï)
1.565% due 02/20/67 (~)(Ê)	2,145	150	4.000%	2,000	2,045
Series 2017-H08 Class DI			4.500%	4,000	4,151
Interest Only STRIP			Ginnie Mae REMICS
2.377% due 02/20/67 (~)(Ê)	1,340	193

See accompanying notes which are an integral part of the financial statements.

360 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Class IA			Series 2015-H10 Class CI
Interest Only STRIP			Interest Only STRIP
4.000% due 01/16/43	1,297	210	1.797% due 04/20/65 (~)(Ê)	997	80
Series 2010-167 Class SG			Series 2015-H15 Class JI
Interest Only STRIP			Interest Only STRIP
5.237% due 08/16/38 (Ê)	3,607	204	1.936% due 06/20/65 (~)(Ê)	712	64
Series 2011-135 Class DI			Series 2015-H18 Class IA
Interest Only STRIP			Interest Only STRIP
5.000% due 04/16/40	1,164	281	1.816% due 06/20/65 (~)(Ê)	522	36
Series 2011-H16 Class FI			Series 2015-H24 Class BI
Interest Only STRIP			Interest Only STRIP
1.040% due 07/20/61 (~)(Ê)	1,767	79	1.604% due 08/20/65 (~)(Ê)(Š)	1,336	68
Series 2012-103 Class CI			Series 2015-H25 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/16/42	1,576	318	1.614% due 09/20/65 (~)(Ê)(Š)	961	77
Series 2012-129 Class IO			Series 2015-H26 Class GI
Interest Only STRIP			Interest Only STRIP
4.500% due 11/16/42	536	130	1.780% due 10/20/65 (~)(Ê)	551	54
Series 2012-H10 Class AI			Series 2016-129 Class PI
Interest Only STRIP			Interest Only STRIP
1.219% due 12/20/61 (~)(Ê)	6,566	272	4.500% due 06/20/45	1,034	232
Series 2012-H11 Class FI			Series 2016-147 Class BI
Interest Only STRIP			Interest Only STRIP
1.226% due 02/20/62 (~)(Ê)	8,000	397	4.000% due 10/20/46	477	91
Series 2012-H29 Class CI			Series 2016-H16 Class DI
Interest Only STRIP			Interest Only STRIP
1.409% due 02/20/62 (~)(Ê)	5,545	323	2.194% due 06/20/66 (~)(Ê)	1,830	203
Series 2013-6 Class AI			Series 2016-H18 Class QI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/39	879	118	1.975% due 06/20/66 (~)(Ê)	2,285	273
Series 2013-23 Class IK			Series 2017-6 Class DI
Interest Only STRIP			Interest Only STRIP
3.000% due 09/20/37	1,457	139	3.500% due 01/20/44	1,068	128
Series 2013-H15 Class CI			Series 2017-17 Class EI
Interest Only STRIP			Interest Only STRIP
1.772% due 07/20/63 (~)(Ê)	3,020	161	4.000% due 09/20/44	2,694	382
Series 2014-20 Class SQ			Series 2017-38 Class DI
Interest Only STRIP			Interest Only STRIP
5.319% due 07/20/43 (Ê)	1,643	200	5.000% due 03/16/47	811	176
Series 2014-44 Class IA			Series 2017-120 Class IJ
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/28	763	75	4.000% due 04/20/47	3,855	536
Series 2014-139 Class NI			Series 2017-123 Class IO
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/28	2,986	233	5.000% due 08/16/47	1,317	330
Series 2015-111 Class IJ			Series 2017-132 Class IB
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/45	1,408	248	5.500% due 09/20/47	1,215	270
Series 2015-162 Class BI			Series 2017-136 Class IG
Interest Only STRIP			Interest Only STRIP
4.000% due 11/20/40	2,112	315	3.500% due 02/20/44	2,569	315
Series 2015-H09 Class BI			Series 2017-136 Class IY
Interest Only STRIP			Interest Only STRIP
1.684% due 03/20/65 (~)(Ê)(Š)	410	33	5.000% due 03/20/45	1,352	293

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 361

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-141 Class ID			Series 2011-GC5 Class D
Interest Only STRIP			5.400% due 08/10/44 (~)(Å)(Ê)	836	814
3.500% due 07/20/47	1,518	250	Series 2014-GC22 Class D
Series 2017-H03 Class EI			4.801% due 06/10/47 (~)(Å)(Ê)	848	717
Interest Only STRIP			JPMBB Commercial Mortgage Securities
2.373% due 01/20/67 (~)(Ê)	1,804	267	Trust
Series 2017-H06 Class BI			Series 2013-C12 Class D
Interest Only STRIP			4.086% due 07/15/45 (~)(Ê)	167	151
2.256% due 02/20/67 (~)(Ê)	4,142	529	Series 2013-C14 Class F
Series 2017-H06 Class MI			3.598% due 08/15/46 (~)(Å)(Ê)	650	469
Interest Only STRIP			Series 2014-C18 Class D
2.170% due 02/20/67 (~)(Ê)	2,904	346	4.814% due 02/15/47 (~)(Ê)(Þ)	272	236
Series 2017-H08 Class NI			Series 2014-C19 Class D
Interest Only STRIP			4.820% due 04/15/47 (~)(Å)(Ê)	200	177
2.147% due 03/20/67 (~)(Ê)	5,349	640	JPMorgan Alternative Loan Trust
Government National Mortgage			Series 2007-A2 Class 12A1
Association			1.438% due 06/25/37 (Ê)	215	132
Series 2010-35 Class DI			JPMorgan Chase Commercial Mortgage
Interest Only STRIP			Securities Trust
4.500% due 03/20/40	1,551	349	Series 2005-LDP4 Class C
Series 2010-50 Class QS			5.462% due 10/15/42 (~)(Ê)	54	55
Interest Only STRIP			Series 2007-CB20 Class E
6.018% due 12/20/38 (Ê)	2,098	120	6.487% due 02/12/51 (~)(Å)(Ê)	901	902
Series 2014-60 Class SE			Series 2012-C6 Class E
Interest Only STRIP			5.365% due 05/15/45 (~)(Ê)(Þ)	500	441
5.574% due 04/20/44 (Ê)	573	84	Series 2012-LC9 Class E
			4.415% due 12/15/47 (~)(Å)(Ê)	616	548
Series 2014-H11 Class GI			loanDepot Station Place Agency
Interest Only STRIP			Securitization Trust
1.480% due 06/20/64 (~)(Ê)	2,840	224	Series 2017-LD1 Class A
Series 2015-80 Class IA			2.150% due 11/25/50 (Å)(Ê)	694	692
Interest Only STRIP			Merrill Lynch Mortgage Trust
4.500% due 06/20/45	479	92	Series 2008-C1 Class D
Series 2015-89 Class IP			6.475% due 02/12/51 (~)(Å)(Ê)	175	174
Interest Only STRIP			ML-CFC Commercial Mortgage Trust
4.000% due 02/20/45	853	162	Series 2006-4 Class C
Series 2015-149 Class KI			5.324% due 12/12/49 (~)(Ê)	334	328
Interest Only STRIP			Morgan Stanley Bank of America Merrill
4.000% due 10/20/45	650	126	Lynch Trust
Series 2016-27 Class IB			Series 2013-C10 Class E
Interest Only STRIP			4.217% due 07/15/46 (~)(Ê)(Þ)	276	235
4.000% due 11/20/45	1,612	306	Series 2013-C12 Class E
Series 2016-37 Class IW			4.764% due 10/15/46 (~)(Å)(Ê)	219	180
Interest Only STRIP			Series 2014-C17 Class D
4.500% due 02/20/46	1,958	403	4.855% due 08/15/47 (~)(Ê)(Þ)	400	340
Series 2016-104 Class GI			Series 2014-C18 Class D
Interest Only STRIP			3.389% due 10/15/47 (Å)	543	408
4.500% due 01/20/46	924	144	Morgan Stanley Capital I Trust
Series 2016-H20 Class BI			Series 2008-T29 Class B
Interest Only STRIP			6.275% due 01/11/43 (~)(Å)(Ê)	350	356
1.562% due 09/20/66 (~)(Ê)	2,836	223	Series 2008-T29 Class D
GS Mortgage Securities Corp. II			6.275% due 01/11/43 (~)(Å)(Ê)	337	331
Series 2013-GC10 Class E			Series 2011-C3 Class G
4.410% due 02/10/46 (~)(Å)(Ê)	508	409	5.188% due 07/15/49 (~)(Å)(Ê)	384	328
GS Mortgage Securities Trust			Structured Asset Mortgage Investments
			II Trust

See accompanying notes which are an integral part of the financial statements.

362 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal		Fair
	Amount ($)			Value		Amount ($)			Value
		or Shares		$			or Shares		$
Series 2006-AR7 Class A1BG					Cross Currency Options
1.102% due 08/25/36 (Ê)		374		340	(GBP/USD)
Structured Asset Mortgage Investments,					Morgan Stanley Jul 2018 1.38 Put	GBP	28,000	(ÿ)	573
Inc.					(1)
Series 2006-AR7 Class A1A					Cross Currency Options
0.981% due 08/25/36 (Ê)		178		161	(USD/JPY)
					Morgan Stanley Sep 2018 103.00
UBS-Barclays Commercial Mortgage						USD	17,500	(ÿ)	117
					Put (1)
Trust					Cross Currency Options
Series 2012-C2 Class E					(USD/KRW)
4.886% due 05/10/63 (~)(Ê)(Þ)		155		129	Morgan Stanley Sep 2018 1,200.00	USD	21,000	(ÿ)	36
Series 2012-C2 Class F					Call (1)
5.000% due 05/10/63 (~)(Å)(Ê)		221		149	Cross Currency Options
Wachovia Bank Commercial Mortgage					(USD/NZD)
Trust					Morgan Stanley Jul 2018 0.70 Put	NZD	28,000	(ÿ)	215
Series 2005-C21 Class D					(1)
5.465% due 10/15/44 (~)(Ê)		250		248	Cross Currency Options
Washington Mutual Mortgage Pass-					(USD/TWD)
					Morgan Stanley Sep 2018 30.20
Through Certificates Trust						USD	28,000	(ÿ)	128
					Call (1)
Series 2005-AR1 Class A2B					Morgan Stanley Jul 2018 30.20
1.392% due 01/25/45 (Ê)		58		57	Call (1)	USD	17,500	(ÿ)	40
Series 2005-AR10 Class 1A3					EURO STOXX 50 Index
2.502% due 09/25/35 (~)(Ê)		686		694	Morgan Stanley Jun 2018 3,550.00	EUR	19,880	(ÿ)	159
Series 2005-AR19 Class A1B3					Call (560)
1.588% due 12/25/45 (Ê)		76		75	EURO STOXX Banks EUR
Wells Fargo Commercial Mortgage Trust					Price Index
					Morgan Stanley May 2018
Series 2013-LC12 Class D					3,500.00 Call (560)	EUR	19,600	(ÿ)	229
4.434% due 07/15/46 (~)(Ê)(Þ)		492		410	Morgan Stanley Jun 2018 3,500.00	EUR	19,600	(ÿ)	299
Series 2014-LC16 Class D					Call (560)
3.938% due 08/15/50 (Å)		469		383	Euro-Bund Future
Wells Fargo Mortgage-Backed Securities					Morgan Stanley May 2018 161.00	EUR	56,000	(ÿ)	17
Trust					Call (560)
Series 2006-AR2 Class 1A1					Fannie Mae Bonds
3.539% due 03/25/36 (~)(Ê)		122		123	JPMorgan Chase May 2018 93.93	USD	8,000	(ÿ)	60
					Call (1)
Series 2006-AR5 Class 1A1					JPMorgan Chase May 2018 99.61	USD	24,000	(ÿ)	85
3.337% due 04/25/36 (~)(Ê)		124		125	Call (1)
WFRBS Commercial Mortgage Trust					JPMorgan Chase Jun 2018 96.29	USD	34,000	(ÿ)	159
Series 2011-C2 Class D					Call (0)
5.602% due 02/15/44 (~)(Ê)(Þ)		362		360	JPMorgan Chase Jul 2018 96.69	USD	5,000	(ÿ)	6
					Call (1)
Series 2011-C4 Class F					JPMorgan Chase Jul 2018 96.84	USD	5,000	(ÿ)	16
5.000% due 06/15/44 (~)(Å)(Ê)		998		735	Call (1)
Series 2012-C7 Class D					JPMorgan Chase Jul 2018 97.00	USD	5,000	(ÿ)	22
4.988% due 06/15/45 (~)(Ê)(Þ)		140		129	Call (5,000,000)
					JPMorgan Chase Jul 2018 98.69	USD	15,000	(ÿ)	111
Series 2012-C7 Class E					Call (1)
4.833% due 06/15/45 (~)(Ê)(Þ)		550		445	Swaptions
Series 2012-C10 Class D					(Counterparty, Fund Receives/Fund
4.452% due 12/15/45 (~)(Ê)(Þ)		795		687	Pays, Notional, Termination Date)
					(Citigroup, USD 2.750%/USD 3 Month
				106,190	LIBOR, USD 1,953, 05/16/28)
Total Long-Term Investments					JPMorgan Chase May 2018 0.00		1,953	(ÿ)	—
(cost $445,992)				444,788	Call (1)
					(Citigroup, USD 2.810%/USD 3 Month
Options Purchased - 0.4%					LIBOR, USD 1,953,05/16/28)
(Number of Contracts)					JPMorgan Chase May 2018 0.00		1,953	(ÿ)	1
Cross Currency Options					Call (1)
(CHF/EUR)					(Citigroup, USD 2.840%/USD 3 Month
Morgan Stanley Jul 2018 1.15 Put					LIBOR, USD 7,813, 05/29/28)
	EUR	28,000	(ÿ)	28	JPMorgan Chase May 2018 0.00		7,814	(ÿ)	11
(1)					Call (1)

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 363

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair		Principal		Fair
	Amount ($)			Value		Amount ($)		Value
		or Shares		$		or Shares		$
(Citigroup, USD 2.922%/USD 3 Month					DekaBank
LIBOR, USD 5,258, 05/22/28)					0.000% due 05/29/18 (~)(v)	1,000		1,208
JPMorgan Chase May 2018 0.00
Call (1)		5,258	(ÿ)	15	Engie SA
(Goldman Sachs, USD 2.666%/USD 3					(23.062)% due 06/04/18 (~)	4,000		4,832
Month LIBOR, USD 3,907, 05/22/28)					France Treasury Bills
JPMorgan Chase May 2018 0.00		3,907	(ÿ)	—	0.000% due 05/16/18 (~)(v)	3,000		3,624
Call (1)
(Goldman Sachs, USD 2.902%/USD 3					HSBC USA, Inc.
Month LIBOR, USD 5,258, 06/01/28)					2.625% due 09/24/18	1,000		1,001
JPMorgan Chase May 2018 0.00		5,258	(ÿ)	17	Italy Buoni Ordinari del Tesoro
Call (1)					(16.553)% due 07/13/18 (~)	1,000		1,209
(Morgan Stanley, USD 3.005%/USD 3					(22.425)% due 12/14/18	4,200		5,085
Month LIBOR, USD 7,887, 05/31/28)
JPMorgan Chase May 2018 0.00					Italy Buoni Ordinari del Tesoro BOT
Call (1)		7,887	(ÿ)	57	(48.441)% due 05/31/18	3,000		3,624
(Goldman Sachs, USD 3 Month LIBOR/					Kingdom of Belgium Treasury Bills
USD 3.082%, USD 5,258, 06/01/28)					Series 12M
JPMorgan Chase May 2018 0.00		5,258	(ÿ)	12	0.000% due 05/10/18 (~)(v)	1,000		1,208
Put (1)
(Morgan Stanley, USD 3 Month LIBOR/					Merrill Lynch & Co. , Inc.
USD 3.005%, USD 7,887, 05/31/28)					6.875% due 11/15/18	1,000		1,023
JPMorgan Chase May 2018 0.00		7,887	(ÿ)	34	Mizuho International PLC
Put (1)					0.010% due 06/15/18	4,000		3,991
United States 2 Year
Treasury Note Futures					Morgan Stanley
Morgan Stanley May 2018 106.75					3.209% due 01/24/19 (Ê)	600		603
Call (1,120)	USD	239,120	(ÿ)	1	NAI Entertainment Holdings / NAI
United States 5 Year					Entertainment Holdings Finance
Treasury Note Futures					Corp.
Morgan Stanley May 2018 115.25					5.000% due 08/01/18 (Þ)	500		500
	USD	70,418	(ÿ)	10
Call (611)					Royal Bank of Canada
Morgan Stanley Jun 2018 114.75	USD	160,650	(ÿ)	66	Series GMTN
Call (1,400)					2.200% due 07/27/18	1,000		1,000
Morgan Stanley Jun 2018 115.00	USD	128,800	(ÿ)	44
Call (1,120)					Santander PLC
WTI Crude Oil Futures					2.136% due 06/13/18 (ç)(~)	2,000		1,995
Morgan Stanley May 2018 115.50	USD	194,040	(ÿ)	26	Spain Letras del Tesoro
Call (1,680)					0.000% due 05/11/18 (~)(v)	2,000		2,416
Total Options Purchased					(17.789)% due 08/17/18 (~)	1,500		1,814
(cost $2,639)				2,594	Standard Chartered Bank
					2.377% due 08/30/18 (~)	4,500		4,465
Short-Term Investments - 38.0%					Station Place Securitization Trust
Atlantic Broadband Finance LLC 1st					Series 2017-6 Class A
Lien Term Loan					1.938% due 11/24/18 (Å)(Ê)(Š)	809		809
4.276% due 11/02/18 (Ê)		750		752
					Series 2018-1 Class A
Bank of America Corp.					2.481% due 04/24/19 (Å)(Ê)(Š)	676		676
Series L
1.950% due 05/12/18		1,000		1,000	Sumitomo Mitsui Banking Corp.
					2.050% due 01/18/19	1,000		996
Bank of Nova Scotia (The)					Toronto Dominion Bank (The)
Series BKNT					2.283% due 06/25/18 (ç)(~)	2,000		1,990
1.950% due 01/15/19		1,000		996	U. S. Cash Management Fund (@)	197,442,773	(8)	197,443
BMW Finance NV					United Kingdom Gilt
3.375% due 12/14/18 (~)		1,000		1,396	1.250% due 07/22/18	6,000		8,273
BNP Paribas SA					United States Treasury Bills
2.354% due 07/12/18 (~)		2,500		2,488	1.063% due 05/03/18 (ç)(~)	2,763		2,763
Citigroup, Inc.					1.324% due 05/10/18 (ç)(~)	1,148		1,148
3.539% due 05/15/18 (Ê)		1,000		1,001	1.478% due 05/17/18 (ç)(~)	154		154
Commerzbank AG					1.478% due 05/17/18 (~)	2,000		1,999
(18.525)% due 10/09/18 (~)		3,000		3,626	1.434% due 05/24/18 (ç)(~)	630		629
DANSKE Bank A/S					1.464% due 06/07/18 (~)	3,000		2,995
2.188% due 06/15/18 (ç)(~)		4,000		3,989

See accompanying notes which are an integral part of the financial statements.

364 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
1.464% due 06/07/18 (ç)(~)	37	37
1.561% due 06/14/18 (ç)(~)	1,805	1,802
1.555% due 06/21/18 (ç)(~)	1,062	1,060
1.775% due 07/19/18 (~)	2,149	2,141
1.801% due 07/26/18 (~)	196	195
Wells Fargo & Co.
2.822% due 04/22/19 (Ê)	600	601
Total Short-Term Investments
(cost $280,536)		280,557
Total Investments 98.7%
(identified cost $729,167)		727,939

Other Assets and Liabilities,
Net - 1.3%		9,468

Net Assets - 100.0%		737,407

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 365

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
1.6%
Bear Stearns Commercial Mortgage Securities Trust	08/24/17	135,000	100.24	135	120
Commercial Mortgage Pass Through Certificates	06/22/17	295,000	86.41	255	249
Commercial Mortgage Trust	03/10/17	454,000	75.62	343	348
Commercial Mortgage Trust	04/28/17	110,000	61.13	67	70
Credit Suisse Mortgage Trust	12/13/17	213,017	100.86	215	216
Fannie Mae Connecticut Avenue Securities	01/30/17	567,000	104.79	594	666
Fannie Mae Connecticut Avenue Securities	02/08/18	1,050,000	101.16	1,062	1,080
GS Mortgage Securities Corp. II	01/25/17	508,000	78.04	396	409
GS Mortgage Securities Trust	01/05/17	836,000	98.78	826	814
GS Mortgage Securities Trust	10/12/17	848,000	84.62	718	717
JPMBB Commercial Mortgage Securities Trust	03/20/17	650,000	69.17	450	469
JPMBB Commercial Mortgage Securities Trust	12/18/17	200,000	89.77	180	177
JPMorgan Chase Commercial Mortgage Securities Trust	01/05/17	616,000	93.09	573	548
JPMorgan Chase Commercial Mortgage Securities Trust	12/13/17	901,000	100.37	904	902
loanDepot Station Place Agency Securitization Trust	11/29/17	694,000	100.00	694	692
Merrill Lynch Mortgage Trust	10/07/16	175,000	100.36	176	174
Morgan Stanley Bank of America Merrill Lynch Trust	07/10/17	543,000	71.89	390	408
Morgan Stanley Bank of America Merrill Lynch Trust	11/01/17	219,000	83.02	182	180
Morgan Stanley Capital I Trust	11/09/16	350,000	101.74	356	356
Morgan Stanley Capital I Trust	04/25/17	337,000	99.20	334	331
Morgan Stanley Capital I Trust	08/21/17	384,000	87.36	335	328
Station Place Securitization Trust	10/10/17	809,000	100.00	809	809
Station Place Securitization Trust	02/02/18	676,000	100.00	676	676
UBS-Barclays Commercial Mortgage Trust	11/17/16	221,000	69.95	155	149
Wells Fargo Commercial Mortgage Trust	02/14/17	469,000	82.40	386	383
WFRBS Commercial Mortgage Trust	03/10/17	998,000	80.79	806	735
					12,006
For a description of restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

366 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
ABG Intermediate Holdings 2 LLC 2nd Lien Term Loan	USD 3 Month LIBOR	7.750
AgroFresh, Inc. Term Loan B	USD 3 Month LIBOR	4.750
AI Mistral Luxembourg Subco Sarl	USD 1 Month LIBOR	3.000
AIMCO	USD 3 Month LIBOR	5.200
Air Methods Corp. Term Loan B	USD 3 Month LIBOR	3.500
Albea Beauty Holdings SA Term Loan	USD 3 Month LIBOR	3.000
Albertson's LLC Term Loan B4	USD 1 Month LIBOR	2.750
Alliant Holdings Intermediate LLC Term Loan B	USD 1 Month LIBOR	3.250
Almonde, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
Almonde, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Alpha 3 BV Term Loan B	USD 3 Month LIBOR	3.000
Alphabet Holding Company, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Alternative Loan Trust	USD 1 Month LIBOR	0.190
Alternative Loan Trust	USD 1 Month LIBOR	0.330
Altice Financing SA 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Alvogen Pharmaceutical US, 1st Lien Inc. Term Loan	USD 1 Month LIBOR	5.000
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
American Home Mortgage Investment Trust	USD 1 Month LIBOR	0.190
Ancestry. com Operations, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AP Gaming I LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
Aramark Services, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.000
Arby's Loan 1st Lien Term Loan B	USD 2 Month LIBOR	3.250
Aristocrat International Pty, Ltd. 1st Lien Term Loan B	USD 3 Month LIBOR	2.000
Arterra Wines Canada, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Ascend Learning LLC Term Loan B	USD 1 Month LIBOR	3.000
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Asurion LLC Term Loan B4	USD 1 Month LIBOR	2.750
Asurion LLC Term Loan B6	USD 1 Month LIBOR	2.750
Atlantic Broadband Finance LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.375
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.750
Avolon LLC Term Loan B	USD 1 Month LIBOR	2.250
BBB Industries LLC 1st Lien Term Loan	USD 1 Month LIBOR	4.500
Bear Stearns Alt-A Trust	USD 1 Month LIBOR	0.320
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Month LIBOR	2.000
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
Brand Energy & Infrastructure Services 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Brickman Group, Ltd. LLC (The) 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
BWAY Holding Co. Term Loan	USD 3 Month LIBOR	3.250
C. H. Guenther & Son, Inc. Term Loan B	USD 1 Month LIBOR	2.750

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 367

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Cable One, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	1.750
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Capital Automotive LP 1st Lien Term Loan	USD 1 Month LIBOR	2.500
CBS Radio Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
CH Hold Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charter Communications Operating LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Citigroup Mortgage Loan Trust	USD 1 Month LIBOR	0.350
Citigroup, Inc.	USD 3 Month LIBOR	1.700
Commercial Barge Line Co. 1st Lien Term Loan	USD 1 Month LIBOR	8.750
Commonwealth Bank of Australia	USD 3 Month LIBOR	0.640
Constellis Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
Constellis Holdings LLC 2nd Lien Term Loan	USD 3 Month LIBOR	9.000
Convergeone Holdings Corp. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Cortes NP Acquisition Corp Term Loan B	USD 1 Month LIBOR	4.000
COTY, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Countrywide Alternative Loan Trust	USD 1 Month LIBOR	0.190
Countrywide Alternative Loan Trust	USD 1 Month LIBOR	0.340
Countrywide Alternative Loan Trust	USD 1 Month LIBOR	0.190
CPI Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	4.500
Crosby US Acquisition Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Crown Finance, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	5.000
CSC Holdings LLC 1st Lien Term Loan B	USD 3 Month LIBOR	2.500
CSC Holdings, LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
CWGS Group LLC Term Loan	USD 1 Month LIBOR	2.750
Deerfield Holdings Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Delta 2 (Lux) Sarl Term Loan	USD 1 Month LIBOR	2.500
Deutsche ALT-A Securities, Inc. Alternate Loan Trust	USD 1 Month LIBOR	0.140
Diamond (BC) BV 1st Lien Term Loan	USD 2 Month LIBOR	3.000
Diamond US Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.750
Digicert Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
DuPage Medical Group, Ltd. 2nd Lien Term Loan	USD 3 Month LIBOR	7.000
EagleView Technology Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
ECI Macola / Max Holding LLC Term Loan B	USD 3 Month LIBOR	4.250
Education Advisory Board 1st Lien Term Loan	USD 2 Month LIBOR	3.750
Emerald US, Inc. Term Loan B1	USD 3 Month LIBOR	4.000
EnergySolutions LLC 1st Lien Term Loan B	USD 3 Month LIBOR	4.750
Everi Payments, Inc. 1st Lien Term Loan	USD 2 Month LIBOR	3.500
EW Scripps Co. Term Loan B	USD 1 Month LIBOR	2.000

See accompanying notes which are an integral part of the financial statements.

368 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Exact Merger Sub LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
Fannie Mae	USD 1 Month LIBOR	3.000
Fannie Mae	USD 1 Month LIBOR	4.250
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.550
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.750
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.350
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.250
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.800
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	2.400
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.550
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.600
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	3.650
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.500
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.850
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	6.000
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	12.250
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.700
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	11.750
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.450
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	10.750
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.300
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	5.900
Fannie Mae REMICS	USD 1 Month LIBOR	7.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.050
Fannie Mae REMICS	USD 1 Month LIBOR	6.450
Fannie Mae REMICS	USD 1 Month LIBOR	6.400
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.220
Fannie Mae REMICS	USD 1 Month LIBOR	5.900
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
First Data Corp. Term Loan	USD 1 Month LIBOR	2.250
Flying Fortress Holdings LLC 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
Focus Financial Partners LLC 1st Lien Term Loan B1	USD 3 Month LIBOR	2.750
Fort Dearborn Company 1st Lien Term Loan	USD 2 Month LIBOR	4.000
Freddie Mac	USD 1 Month LIBOR	6.100
Freddie Mac	USD 1 Month LIBOR	6.200
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	5.950
Freddie Mac REMICS	USD 1 Month LIBOR	6.700
Freddie Mac REMICS	USD 1 Month LIBOR	6.050
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.000
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.900

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 369

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.850
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	10.750
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	9.350
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	7.550
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.550
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.150
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	6.350
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.000
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.550
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.950
Freedom Mortgage Corp. Term Loan	USD 1 Week LIBOR	4.750
Frontier Communications Corp. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.750
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	2.500
Getty Images, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
GHX Ultimate Parent Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Ginnie Mae	USD 1 Month LIBOR	6.050
Ginnie Mae	USD 1 Month LIBOR	6.750
Ginnie Mae	USD 1 Month LIBOR	6.490
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.700
Ginnie Mae	USD 1 Month LIBOR	6.690
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 1 Month LIBOR	3.250
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.050
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 1 Month LIBOR	6.500
Global Payments, Inc. Term Loan B	USD 1 Month LIBOR	1.750
Go Daddy Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Golub Capital Partners CLO, Ltd.	USD 3 Month LIBOR	6.500
Government National Mortgage Association	USD 1 Month LIBOR	6.100
Government National Mortgage Association	USD 1 Month LIBOR	6.550
Greeneden U. S. Holdings II LLC 1st Lien Term Loan B3	USD 3 Month LIBOR	3.500
Grifols Worldwide Operations USA Inc. 1st Lien Term Loan B	USD 1 Week LIBOR	2.250
Gruden Holdings, Inc. First Lien Term Loan	USD 3 Month LIBOR	5.500
GSAA Home Equity Trust	USD 1 Month LIBOR	0.250
Gulf Finance LLC Term Loan B	USD 3 Month LIBOR	5.250
GVC Holdings PLC Term Loan B2	USD 1 Month LIBOR	2.500
H B Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
HCP Acquisition LLC Term Loan	USD 1 Month LIBOR	3.000

See accompanying notes which are an integral part of the financial statements.

370 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Help Systems LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.750
Hilton Worldwide Finance LLC Term Loan B2	USD 1 Month LIBOR	1.750
Hyland Software, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
Hyland Software, Inc. Term Loan	USD 1 Month LIBOR	3.250
Impala Private Holdings II LLC 1st Lien Term Loan	USD 3 Month LIBOR	4.000
INEOS US Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Inovalon Holding, Inc. Term Loan B	USD 3 Month LIBOR	3.500
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
Iron Mountain, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
JPMorgan Alternative Loan Trust	USD 1 Month LIBOR	0.200
Kraton Polymers LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Lamar Media Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Las Vegas Sands LLC Term Loan B	USD 1 Month LIBOR	1.750
LCM Ltd Partnership	USD 3 Month LIBOR	5.950
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Limetree Bay Terminals LLC Term Loan B	USD 1 Month LIBOR	4.000
Lions Gate Entertainment Corp. Term Loan B	USD 3 Month LIBOR	2.250
loanDepot Station Place Agency Securitization Trust	USD 1 Month LIBOR	0.800
MACOM Technology Solutions Term Loan	USD 1 Month LIBOR	2.250
Marble Point CLO XII, Ltd.	USD 3 Month LIBOR	6.000
Marketo, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.250
Match Group, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.500
Mavis Tire Express Services Co. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Mavis Tire Express Services Co. Term Loan	USD 3 Month LIBOR	1.000
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
MGM Growth Properties Operating Partnership, LP Term Loan B	USD 1 Month LIBOR	2.000
MH Sub I LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.750
MH Sub I LLC 2nd Lien Term Loan	USD 3 Month LIBOR	7.500
Midwest Physician Administrative Services LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Mitchell International, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Morgan Stanley	USD 3 Month LIBOR	0.850
Morgan Stanley ABS Capital I, Inc. Trust	USD 1 Month LIBOR	2.325
MORSCO, Inc. Term Loan B	USD 1 Month LIBOR	7.000
Navistar, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
NN, Inc. Incremental Term Loan	USD 1 Month LIBOR	3.250
NPC International, Inc. First Lien Term Loan	USD 1 Month LIBOR	3.500
Numericable Group SA Term Loan B12	USD 3 Month LIBOR	6.000
Numericable US LLC 1st Lien Term Loan B11	USD 1 Month LIBOR	2.750
Optiv, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Oryx Southern Delaware Holdings LLC Term Loan	USD 1 Month LIBOR	3.250
Pelican Products, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	3.250
Penn National Gaming, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Pizza Hut Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	1.750

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 371

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Post Holdings, Inc. Incremental Term Loan	USD 1 Month LIBOR	2.000
Pre-Paid Legal Services, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Prime Security Services Borrower LLC Term Loan B1	USD 1 Month LIBOR	2.750
Project Ruby Ultimate Parent Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radiate Holdco LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.000
Red Ventures LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Research Now Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Rexnord LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.250
Sandvine Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	5.750
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 2 Month LIBOR	2.750
SeaWorld Parks & Entertainment Term Loan B	USD 3 Month LIBOR	3.000
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Sesac Holdco II LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Shutterfly, Inc. Term Loan B2	USD 1 Month LIBOR	2.750
SIRVA Worldwide, Inc. Term Loan	USD 1 Month LIBOR	6.500
Solarwinds Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Solera LLC Term Loan B	USD 1 Month LIBOR	2.750
Solvay Acetow GMBH Term Loan	USD 3 Month LIBOR	5.500
Sound Point CLO XIX, Ltd.	USD 3 Month LIBOR	5.650
Southcross Energy Partners LP 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Sprint Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Station Place Securitization Trust	USD 1 Month LIBOR	0.700
Station Place Securitization Trust	USD 1 Month LIBOR	0.900
Steak n Shake Operations, Inc. Term Loan	USD 1 Month LIBOR	3.750
Steele Creek CLO, Ltd.	USD 3 Month LIBOR	6.200
Steele Creek CLO, Ltd.	USD 3 Month LIBOR	5.750
Structured Asset Mortgage Investments II Trust	USD 1 Month LIBOR	0.120
Structured Asset Mortgage Investments, Inc.	USD 1 Month LIBOR	0.210
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
TerraForm AP Acquisition Holdings LLC Term Loan B	USD 3 Month LIBOR	4.250
TKC Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.250
TKC Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
TMS International Corp. Term Loan B	USD 1 Month LIBOR	2.750
Trader Corp. Term Loan B	USD 3 Month LIBOR	3.000
Trans Union LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000

See accompanying notes which are an integral part of the financial statements.

372 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
TransDigm, Inc. 1st Lien Term Loan F	USD 1 Month LIBOR	2.750
Travelport Finance Luxembourg SARL Term Loan B	USD 3 Month LIBOR	2.500
TruGreen, LP Term Loan	USD 1 Month LIBOR	4.000
Uber Technologies, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
UFC Holdings LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
UFC Holdings LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.500
Ultra Resources, Inc. Term Loan	USD 1 Month LIBOR	3.000
United Airlines, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
USI, Inc. Term Loan B	USD 3 Month LIBOR	3.000
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Vantiv, LLC Term Loan B4	USD 1 Month LIBOR	2.000
Varisty Brands, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Venture XXIX CLO, Ltd.	USD 3 Month LIBOR	6.250
Verdesian Life Sciences LLC Term Loan	USD 3 Month LIBOR	5.000
VICI Properties, Inc. Term Loan	USD 1 Month LIBOR	2.000
Viewpoint, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.250
Voya CLO, Ltd.	USD 3 Month LIBOR	8.350
W3 TopCo LLC 1st Lien Term Loan	USD 3 Month LIBOR	6.000
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.350
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.800
Weatherford International, Ltd. Term Loan	USD 1 Month LIBOR	2.300
Weight Watchers International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.750
Wells Fargo & Co.	USD 3 Month LIBOR	0.460
WMG Acquisition Corp. 1st Lien Term Loan E	USD 1 Month LIBOR	2.250
Yonkers Racing Corp. Term Loan B	USD 1 Month LIBOR	3.250
York Risk Services Group, Inc. Covenant-Lite Term Loan B	USD 1 Month LIBOR	3.750
Zais CLO 5, Ltd.	USD 3 Month LIBOR	4.500

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Bond Futures	733	AUD	93,745	06/18	283
United States 5 Year Treasury Note Futures	324	USD	36,777	06/18	(19)
United States 10 Year Treasury Note Futures	740	USD	88,523	06/18	(217)
Short Positions
EURO STOXX 50 Index Futures	446	EUR	15,494	06/18	(611)
Euro-Bund Futures	326	EUR	51,749	06/18	(893)
Euro-Schatz Futures	224	EUR	25,069	06/18	(4)

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 373

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
Japan Government 10 Year Bond Futures	37	JPY	5,573,680	06/18	19
Long Gilt Futures	134	GBP	16,383	06/18	(262)
S&P 500 E-Mini Index Futures	8	USD	1,059	06/18	(1)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,705)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike	Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (GBP/USD)	Morgan Stanley	Call	1	1.49	GBP	14,000	07/24/18	(9)
Cross Currency Options (GBP/USD)	Morgan Stanley	Put	1	1.33	GBP	42,000	07/24/18	(229)
Cross Currency Options (NZD/USD)	Morgan Stanley	Call	1	0.74	NZD	7,000	07/03/18	(4)
Cross Currency Options (NZD/USD)	Morgan Stanley	Put	1	0.69	NZD	28,000	07/03/18	(92)
Cross Currency Options (USD/JPY)	Morgan Stanley	Put	1	99.00	USD	21,875	09/10/18	(39)
EURO STOXX 50 Index	Morgan Stanley	Call	560	3,525.00	EUR	19,740	05/18/18	(140)
Euro-Bund Future	Morgan Stanley	Call	1	159.50	EUR	14,000	05/25/18	(31)
Fannie Mae Bonds	JPMorgan Chase	Call	1	97.23	USD	5,000	07/05/18	(13)
Fannie Mae Bonds	JPMorgan Chase	Call	1	97.38	USD	5,000	07/05/18	(11)
Fannie Mae Bonds	JPMorgan Chase	Call	1	97.54	USD	5,000	07/05/18	(9)
Fannie Mae Bonds	JPMorgan Chase	Call	1	97.77	USD	5,000	07/05/18	(7)
Fannie Mae Bonds	JPMorgan Chase	Call	1	97.92	USD	5,000	07/05/18	(19)
Fannie Mae Bonds	JPMorgan Chase	Call	1	98.08	USD	5,000	07/05/18	(5)
Fannie Mae Bonds	JPMorgan Chase	Call	1	99.11	USD	15,000	07/05/18	(74)
Fannie Mae Bonds	JPMorgan Chase	Call	1	99.54	USD	15,000	07/05/18	(46)
Fannie Mae Bonds	JPMorgan Chase	Put	1	93.93	USD	8,000	05/07/18	(3)
Fannie Mae Bonds	JPMorgan Chase	Put	1	99.61	USD	24,000	05/07/18	(85)
Fannie Mae Bonds	JPMorgan Chase	Put	1	96.29	USD	34,000	06/06/18	(142)
S&P 500 Index	Morgan Stanley	Put	35	2,575.00	USD	9,013	05/18/18	(42)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Citigroup, USD 2.870%/USD 3 Month
LIBOR, USD 1,953, 05/16/28	JPMorgan Chase	Call	1	0.00		1,953	05/14/18	(2)
Citigroup, USD 2.930%/USD 3 Month
LIBOR, USD 3,907, 05/29/28	JPMorgan Chase	Call	1	0.00		3,907	05/24/18	(14)
Citigroup, USD 2.995%/USD 3 Month
LIBOR, USD 2,629, 05/22/28	JPMorgan Chase	Call	1	0.00		2,629	05/18/18	(15)
Goldman Sachs, USD 2.992%/USD
3 Month LIBOR, USD 2,629,
06/01/28	JPMorgan Chase	Call	1	0.00		2,629	05/30/18	(18)
Morgan Stanley, USD 3.020%/USD
3 Month LIBOR, USD 7,887,
07/31/28	JPMorgan Chase	Call	1	0.00		7,887	07/27/18	(93)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.992%, USD 2,629,
06/01/28	JPMorgan Chase	Put	1	0.00		2,629	05/30/18	(13)
Morgan Stanley, USD 3 Month LIBOR/
USD 3.020%, USD 7,887,
07/31/28	JPMorgan Chase	Put	1	0.00		7,887	07/27/18	(69)
United States 2 Year Treasury Note
Futures	Morgan Stanley	Call	280	106.25	USD	59,500	05/25/18	(13)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Call	280	113.50	USD	31,780	06/22/18	(70)

See accompanying notes which are an integral part of the financial statements.
374 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
United States 5 Year Treasury Note
Futures	Morgan Stanley	Call	280	113.75	USD	31,850	06/22/18	(48)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Call	70	114.00	USD	7,980	06/22/18	(8)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Put	112	112.50	USD	12,600	05/25/18	(4)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Put	56	112.75	USD	6,314	05/25/18	(3)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Put	92	113.25	USD	10,419	05/25/18	(14)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Put	245	113.00	USD	27,685	06/22/18	(73)
United States 5 Year Treasury Note
Futures	Morgan Stanley	Put	140	113.25	USD	15,855	06/22/18	(58)
Total Liability for Options Written (premiums received $2,161)								(1,515)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	6,247	EUR	5,058	05/08/18	(136)
Bank of Montreal	USD	10,412	EUR	8,431	05/08/18	(227)
Bank of Montreal	EUR	3,372	USD	4,165	05/08/18	91
Bank of Montreal	NOK	80,556	USD	10,261	05/08/18	217
BNP Paribas	CHF	420	USD	436	06/20/18	10
BNP Paribas	JPY	210,000	USD	1,932	05/25/18	8
Citibank	USD	4,152	NZD	5,749	05/08/18	(107)
Citibank	CHF	3,963	USD	4,167	05/08/18	166
Citibank	CHF	9,909	USD	10,418	05/08/18	416
Citibank	SEK	34,399	USD	4,127	05/08/18	197
Credit Agricole	EUR	403	ZAR	6,000	05/25/18	(16)
Morgan Stanley	USD	2,804	JPY	300,000	05/25/18	(56)
Morgan Stanley	GBP	3,650	EUR	4,187	05/25/18	69
Morgan Stanley	NZD	146	USD	107	05/18/18	4
Royal Bank of Canada	USD	10,495	CAD	13,452	05/08/18	(17)
Royal Bank of Canada	USD	6,248	JPY	663,177	05/08/18	(180)
Royal Bank of Canada	USD	10,414	JPY	1,105,295	05/08/18	(298)
Royal Bank of Canada	CAD	8,075	USD	6,267	05/08/18	(23)
Royal Bank of Canada	GBP	7,390	USD	10,181	05/08/18	4
Royal Bank of Canada	SEK	54,083	USD	6,201	06/07/18	9
Societe Generale	EUR	37,000	USD	45,839	05/25/18	1,089
Societe Generale	TRY	60	EUR	12	05/25/18	(1)
Societe Generale	ZAR	18,000	USD	1,513	05/14/18	71
State Street	USD	83	AUD	110	05/08/18	—
State Street	USD	4,157	AUD	5,423	05/08/18	(75)
State Street	USD	2	CAD	3	05/08/18	—
State Street	USD	142	EUR	118	05/08/18	—
State Street	USD	237	EUR	196	05/08/18	—
State Street	USD	91	GBP	66	05/08/18	—
State Street	USD	6,235	GBP	4,434	05/08/18	(129)
State Street	USD	10,392	GBP	7,390	05/08/18	(215)
State Street	USD	206	JPY	22,541	05/08/18	—
State Street	USD	343	JPY	37,568	05/08/18	—
State Street	USD	116	NZD	165	05/08/18	—

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 375

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	AUD	165	USD	124	05/08/18	—
State Street	AUD	275	USD	207	05/08/18	1
State Street	AUD	8,134	USD	6,236	05/08/18	112
State Street	AUD	13,556	USD	10,393	05/08/18	187
State Street	CHF	165	USD	167	05/08/18	—
State Street	CHF	413	USD	417	05/08/18	—
State Street	EUR	79	USD	95	05/08/18	—
State Street	NOK	2,839	USD	354	05/08/18	1
State Street	SEK	1,656	USD	189	05/08/18	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,172

Total Return Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid/	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
Markit IOS Index	Credit Suisse	USD	9,586	1 Month LIBOR(1)	01/12/45	—	(55)	(55)
Markit IOS Index	JPMorgan Chase	USD	3,116	1 Month LIBOR(1)	01/12/45	—	(19)	(19)
Markit IOS Index	JPMorgan Chase	USD	2,204	1 Month LIBOR(1)	01/12/45	—	(13)	(13)
Short
Markit IOS Index	Goldman Sachs	USD	3,116	1 Month LIBOR(1)	01/12/45	—	19	19
Markit IOS Index	Goldman Sachs	USD	10,693	1 Month LIBOR(1)	01/12/45	—	61	61
Markit IOS Index	Goldman Sachs	USD	1,096	1 Month LIBOR(1)	01/12/45	—	6	6
Total Open Total Return Swap Contracts (å)						—	(1)	(1)

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid/	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	18,867	2.617%(3)	Three Month LIBOR(2)	04/09/20	—	(39)	(39)
Barclays	USD	50,176	Three Month LIBOR(2)	2.715%(3)	04/24/20	1	24	25
Barclays	USD	86,917	Three Month LIBOR(2)	2.605%(3)	06/20/20	39	275	314
Barclays	USD	16,120	Three Month LIBOR(2)	2.946%(3)	04/27/23	—	(35)	(35)
Barclays	USD	6,781	2.907%(3)	Three Month LIBOR(2)	05/01/23	—	2	2
Barclays	USD	85,828	Three Month LIBOR(2)	2.750%(3)	06/20/23	79	594	673
Barclays	USD	4,528	2.785%(3)	Three Month LIBOR(2)	04/03/28	—	(69)	(69)
Barclays	USD	4,717	Three Month LIBOR(2)	2.798%(3)	04/05/28	—	66	66
Barclays	USD	1,845	2.790%(3)	Three Month LIBOR(2)	04/06/28	—	(27)	(27)
Barclays	USD	2,167	2.851%(3)	Three Month LIBOR(2)	04/09/28	—	(21)	(21)
Barclays	USD	3,403	2.859%(3)	Three Month LIBOR(2)	04/09/28	—	(30)	(30)

See accompanying notes which are an integral part of the financial statements.

376 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid/	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	6,083	Three Month LIBOR(2)	2.903%(3)	04/09/28	—	30	30
Barclays	USD	219	2.858%(3)	Three Month LIBOR(2)	04/10/28	—	(2)	(2)
Barclays	USD	1,273	2.853%(3)	Three Month LIBOR(2)	04/10/28	—	(12)	(12)
Barclays	USD	2,841	2.818%(3)	Three Month LIBOR(2)	04/11/28	—	(35)	(35)
Barclays	USD	3,355	Three Month LIBOR(2)	2.890%(3)	04/11/28	—	21	21
Barclays	USD	3,713	Three Month LIBOR(2)	2.827%(3)	04/11/28	—	44	44
Barclays	USD	37	2.794%(3)	Three Month LIBOR(2)	04/13/28	—	(1)	(1)
Barclays	USD	208	2.804%(3)	Three Month LIBOR(2)	04/13/28	—	(3)	(3)
Barclays	USD	209	2.807%(3)	Three Month LIBOR(2)	04/13/28	—	(3)	(3)
Barclays	USD	3,319	2.804%(3)	Three Month LIBOR(2)	04/13/28	—	(46)	(46)
Barclays	USD	716	2.870%(3)	Three Month LIBOR(2)	04/18/28	—	(6)	(6)
Barclays	USD	3,355	Three Month LIBOR(2)	2.917%(3)	04/18/28	—	13	13
Barclays	USD	5,011	2.876%(3)	Three Month LIBOR(2)	04/18/28	—	(38)	(38)
Barclays	USD	156	Three Month LIBOR(2)	2.923%(3)	04/19/28	—	1	1
Barclays	USD	182	2.864%(3)	Three Month LIBOR(2)	04/19/28	—	(2)	(2)
Barclays	USD	1,384	Three Month LIBOR(2)	2.863%(3)	04/19/28	—	12	12
Barclays	USD	1,577	2.865%(3)	Three Month LIBOR(2)	04/19/28	—	(13)	(13)
Barclays	USD	2,768	2.864%(3)	Three Month LIBOR(2)	04/19/28	—	(24)	(24)
Barclays	USD	3,892	Three Month LIBOR(2)	2.917%(3)	04/19/28	—	15	15
Barclays	USD	3,457	2.862%(3)	Three Month LIBOR(2)	04/20/28	—	(31)	(31)
Barclays	USD	3,986	Three Month LIBOR(2)	2.924%(3)	04/23/28	—	14	14
Barclays	USD	8,960	Three Month LIBOR(2)	2.946%(3)	04/24/28	—	13	13
Barclays	USD	8,960	Three Month LIBOR(2)	2.944%(3)	04/24/28	—	15	15
Barclays	USD	10,309	2.980%(3)	Three Month LIBOR(2)	04/24/28	—	16	16
Barclays	USD	14,547	2.942%(3)	Three Month LIBOR(2)	04/24/28	2	(29)	(27)
Barclays	USD	680	Three Month LIBOR(2)	3.000%(3)	04/25/28	—	(2)	(2)
Barclays	USD	1,362	Three Month LIBOR(2)	3.013%(3)	04/25/28	—	(6)	(6)
Barclays	USD	1,362	Three Month LIBOR(2)	3.000%(3)	04/25/28	—	(4)	(4)
Barclays	USD	8,110	3.023%(3)	Three Month LIBOR(2)	04/26/28	—	42	42
Barclays	USD	753	Three Month LIBOR(2)	3.057%(3)	04/27/28	—	(6)	(6)
Barclays	USD	4,355	Three Month LIBOR(2)	3.023%(3)	04/30/28	—	(23)	(23)
Barclays	USD	4,355	Three Month LIBOR(2)	3.022%(3)	04/30/28	—	(23)	(23)
Barclays	USD	8,710	3.024%(3)	Three Month LIBOR(2)	04/30/28	(3)	50	47
Barclays	USD	3,355	2.805%(3)	Three Month LIBOR(2)	05/01/28	—	(47)	(47)
Barclays	USD	6,710	Three Month LIBOR(2)	2.900%(3)	05/01/28	—	38	38
Barclays	USD	4,957	2.997%(3)	Three Month LIBOR(2)	05/02/28	—	—	—
Barclays	USD	1,459	Three Month LIBOR(2)	2.865%(3)	05/10/28	—	13	13
Barclays	USD	117	Three Month LIBOR(2)	2.870%(3)	05/16/28	—	1	1
Barclays	USD	289	Three Month LIBOR(2)	2.995%(3)	05/22/28	—	(1)	(1)
Barclays	USD	1,198	Three Month LIBOR(2)	2.866%(3)	05/22/28	—	11	11
Barclays	USD	339	Three Month LIBOR(2)	2.930%(3)	05/29/28	—	1	1

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 377

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid/	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	40,309	2.900%(3)	Three Month LIBOR(2)	06/20/28	265	(529)	(264)
Barclays	USD	3,229	2.854%(3)	Three Month LIBOR(2)	04/04/48	—	(87)	(87)
Barclays	USD	4,524	Three Month LIBOR(2)	2.902%(3)	04/09/48	—	77	77
Barclays	USD	5,785	2.850%(3)	Three Month LIBOR(2)	06/20/48	10	(176)	(166)
Total Open Interest Rate Swap Contracts (å)						393	18	411

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
								Premiums	Unrealized
					Fund (Pays)/			Paid/	Appreciation
		Purchase/Sell			Receives		Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate		Date	$	$	$
CMBX Index	Barclays	Sell	USD	700	3.000	%(2)	05/11/63	(34)	(53)	(87)
CMBX Index	Goldman Sachs	Sell	USD	18	3.000	%(2)	01/17/47	(1)	(1)	(2)
CMBX Index	Goldman Sachs	Purchase	USD	430	(5.000	%)(2)	01/17/47	70	(1)	69
CMBX Index	Goldman Sachs	Sell	USD	143	3.000	%(2)	01/17/47	(12)	(1)	(13)
CMBX Index	Goldman Sachs	Sell	USD	3,159	3.000	%(2)	05/11/63	(265)	(128)	(393)
CMBX Index	Goldman Sachs	Sell	USD	5,379	3.000	%(2)	01/17/47	(393)	(101)	(494)
CMBX NA Index	Bank of America	Sell	USD	366	5.000	%(2)	05/11/63	(83)	5	(78)
CMBX NA Index	Bank of America	Sell	USD	1,911	3.000	%(2)	05/11/63	(280)	42	(238)
CMBX NA Index	Bank of America	Purchase	USD	1,138	(5.000	%)(2)	01/17/47	197	(15)	182
CMBX NA Index	Barclays	Sell	USD	224	3.000	%(2)	05/11/63	(25)	(3)	(28)
CMBX NA Index	Citigroup	Sell	USD	229	3.000	%(2)	01/17/47	(21)	—	(21)
CMBX NA Index	Credit Suisse	Sell	USD	247	3.000	%(2)	05/11/63	(28)	(3)	(31)
CMBX NA Index	Credit Suisse	Purchase	USD	1,845	(5.000	%)(2)	01/17/47	300	(5)	295
CMBX NA Index	Credit Suisse	Sell	USD	900	5.000	%(2)	05/11/63	(169)	(22)	(191)
CMBX NA Index	Credit Suisse	Sell	USD	252	3.000	%(2)	05/11/63	(38)	7	(31)
CMBX NA Index	Credit Suisse	Sell	USD	64	3.000	%(2)	05/11/63	(10)	2	(8)
CMBX NA Index	Credit Suisse	Sell	USD	217	3.000	%(2)	05/11/63	(33)	6	(27)
CMBX NA Index	Credit Suisse	Sell	USD	140	3.000	%(2)	05/11/63	(20)	2	(18)
CMBX NA Index	Goldman Sachs	Sell	USD	3,500	3.000	%(2)	05/11/63	(447)	12	(435)
CMBX NA Index	Goldman Sachs	Sell	USD	378	3.000	%(2)	05/11/63	(31)	(16)	(47)
CMBX NA Index	Goldman Sachs	Sell	USD	90	3.000	%(2)	05/11/63	(7)	(4)	(11)
CMBX NA Index	Goldman Sachs	Sell	USD	1	3.000	%(2)	05/11/63	—	—	—
CMBX NA Index	Goldman Sachs	Sell	USD	500	3.000	%(2)	05/11/63	(45)	(17)	(62)
CMBX NA Index	Goldman Sachs	Sell	USD	149	3.000	%(2)	05/11/63	(12)	(7)	(19)
CMBX NA Index	Goldman Sachs	Sell	USD	61	3.000	%(2)	05/11/63	(7)	(1)	(8)
CMBX NA Index	Goldman Sachs	Sell	USD	91	3.000	%(2)	05/11/63	(12)	1	(11)
CMBX NA Index	Goldman Sachs	Sell	USD	299	3.000	%(2)	05/11/63	(20)	(17)	(37)

See accompanying notes which are an integral part of the financial statements.

378 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
								Premiums	Unrealized
					Fund (Pays)/			Paid/	Appreciation
		Purchase/Sell			Receives		Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate		Date	$	$	$
CMBX NA Index	Goldman Sachs	Sell	USD	13,200	3.000	%(2)	05/11/63	(1,748)	106	(1,642)
CMBX NA Index	Goldman Sachs	Sell	USD	9,000	3.000	%(2)	05/11/63	(1,471)	351	(1,120)
CMBX NA Index	Goldman Sachs	Sell	USD	88	3.000	%(2)	05/11/63	(10)	(1)	(11)
CMBX NA Index	Goldman Sachs	Sell	USD	84	3.000	%(2)	05/11/63	(13)	3	(10)
CMBX NA Index	Goldman Sachs	Sell	USD	299	3.000	%(2)	05/11/63	(33)	(4)	(37)
CMBX NA Index	Goldman Sachs	Sell	USD	150	3.000	%(2)	05/11/63	(16)	(3)	(19)
CMBX NA Index	Goldman Sachs	Sell	USD	58	3.000	%(2)	05/11/63	(9)	2	(7)
CMBX NA Index	Goldman Sachs	Sell	USD	73	3.000	%(2)	05/11/63	(11)	2	(9)
CMBX NA Index	Goldman Sachs	Sell	USD	69	3.000	%(2)	01/17/47	(8)	2	(6)
CMBX NA Index	Goldman Sachs	Purchase	USD	240	(5.000	%)(2)	01/17/47	44	(6)	38
CMBX NA Index	Goldman Sachs	Sell	USD	304	3.000	%(2)	05/11/63	(51)	13	(38)
CMBX NA Index	Goldman Sachs	Sell	USD	50	3.000	%(2)	05/11/63	(4)	(2)	(6)
CMBX NA Index	Goldman Sachs	Sell	USD	255	3.000	%(2)	05/11/63	(21)	(11)	(32)
CMBX NA Index	Goldman Sachs	Purchase	USD	54	(5.000	%)(2)	01/17/47	9	—	9
CMBX NA Index	JPMorgan Chase	Purchase	USD	563	(5.000	%)(2)	01/17/47	88	2	90
CMBX NA Index	JPMorgan Chase	Sell	USD	152	3.000	%(2)	05/11/63	(16)	(3)	(19)
CMBX NA Index	JPMorgan Chase	Sell	USD	150	3.000	%(2)	05/11/63	(16)	(3)	(19)
CMBX NA Index	JPMorgan Chase	Sell	USD	374	3.000	%(2)	05/11/63	(41)	(6)	(47)
CMBX NA Index	JPMorgan Chase	Sell	USD	186	3.000	%(2)	05/11/63	(28)	5	(23)
CMBX NA Index	JPMorgan Chase	Sell	USD	97	3.000	%(2)	05/11/63	(15)	3	(12)
CMBX NA Index	JPMorgan Chase	Sell	USD	12,968	3.000	%(2)	05/11/63	(1,549)	(64)	(1,613)
CMBX NA Index	JPMorgan Chase	Sell	USD	149	3.000	%(2)	05/11/63	(17)	(2)	(19)
CMBX NA Index	JPMorgan Chase	Sell	USD	104	3.000	%(2)	05/11/63	(15)	2	(13)
CMBX NA Index	JPMorgan Chase	Sell	USD	83	3.000	%(2)	05/11/63	(11)	1	(10)
CMBX NA Index	JPMorgan Chase	Sell	USD	153	3.000	%(2)	05/11/63	(21)	2	(19)
CMBX NA Index	JPMorgan Chase	Sell	USD	534	3.000	%(2)	05/11/63	(74)	8	(66)
CMBX NA Index	JPMorgan Chase	Sell	USD	397	3.000	%(2)	05/11/63	(60)	11	(49)
CMBX NA Index	JPMorgan Chase	Sell	USD	43	3.000	%(2)	05/11/63	(6)	1	(5)
CMBX NA Index	JPMorgan Chase	Sell	USD	22	3.000	%(2)	05/11/63	(3)	—	(3)
CMBX NA Index	JPMorgan Chase	Purchase	USD	183	(5.000	%)(2)	01/17/47	35	(6)	29
CMBX NA Index	JPMorgan Chase	Sell	USD	139	3.000	%(2)	05/11/63	(24)	7	(17)
CMBX NA Index	JPMorgan Chase	Sell	USD	183	5.000	%(2)	05/11/63	(44)	5	(39)
CMBX NA Index	JPMorgan Chase	Sell	USD	81	3.000	%(2)	05/11/63	(12)	2	(10)
CMBX NA Index	JPMorgan Chase	Sell	USD	97	3.000	%(2)	05/11/63	(15)	3	(12)
CMBX NA Index	JPMorgan Chase	Sell	USD	5,501	3.000	%(2)	05/11/63	(968)	284	(684)
CMBX NA Index	JPMorgan Chase	Sell	USD	195	3.000	%(2)	05/11/63	(31)	7	(24)
CMBX NA Index	JPMorgan Chase	Sell	USD	139	3.000	%(2)	05/11/63	(24)	7	(17)
CMBX NA Index	JPMorgan Chase	Sell	USD	259	3.000	%(2)	05/11/63	(41)	9	(32)
CMBX NA Index	JPMorgan Chase	Sell	USD	80	3.000	%(2)	05/11/63	(12)	2	(10)
CMBX NA Index	JPMorgan Chase	Purchase	USD	240	(5.000	%)(2)	01/17/47	44	(6)	38

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 379

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
								Premiums	Unrealized
					Fund (Pays)/			Paid/	Appreciation
		Purchase/Sell			Receives		Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate		Date	$	$	$
CMBX NA Index	JPMorgan Chase	Purchase	USD	291	(5.000	%)(2)	01/17/47	56	(9)	47
CMBX NA Index	JPMorgan Chase	Purchase	USD	321	(5.000	%)(2)	01/17/47	63	(12)	51
CMBX NA Index	JPMorgan Chase	Purchase	USD	148	(5.000	%)(2)	01/17/47	22	2	24
CMBX NA Index	JPMorgan Chase	Purchase	USD	386	(5.000	%)(2)	01/17/47	77	(15)	62
CMBX NA Index	JPMorgan Chase	Sell	USD	26	3.000	%(2)	05/11/63	(4)	1	(3)
CMBX NA Index	JPMorgan Chase	Purchase	USD	519	(5.000	%)(2)	01/17/47	83	—	83
CMBX NA Index	JPMorgan Chase	Sell	USD	153	3.000	%(2)	05/11/63	(17)	(2)	(19)
CMBX NA Index	JPMorgan Chase	Sell	USD	670	3.000	%(2)	05/11/63	(99)	16	(83)
CMBX NA Index	JPMorgan Chase	Purchase	USD	225	(5.000	%)(2)	01/17/47	36	—	36
CMBX NA Index	JPMorgan Chase	Purchase	USD	925	(5.000	%)(2)	01/17/47	141	7	148
CMBX NA Index	JPMorgan Chase	Sell	USD	987	3.000	%(2)	05/11/63	(146)	23	(123)
CMBX NA Index	Morgan Stanley	Purchase	USD	360	(5.000	%)(2)	01/17/47	69	(12)	57
CMBX NA Index	Morgan Stanley	Sell	USD	358	5.000	%(2)	05/11/63	(88)	12	(76)
CMBX NA Index	Morgan Stanley	Purchase	USD	1,162	(5.000	%)(2)	01/17/47	197	(11)	186
CMBX NA Index	Morgan Stanley	Sell	USD	81	3.000	%(2)	05/11/63	(12)	2	(10)
CMBX NA Index	Morgan Stanley	Sell	USD	1,960	3.000	%(2)	05/11/63	(292)	48	(244)
CMBX NA Index	Morgan Stanley	Purchase	USD	358	(5.000	%)(2)	01/17/47	72	(15)	57
CMBX NA Index	Morgan Stanley	Sell	USD	179	5.000	%(2)	05/11/63	(44)	6	(38)
CMBX NA Index	Morgan Stanley	Sell	USD	360	5.000	%(2)	05/11/63	(87)	10	(77)
CMBX NA Index	Morgan Stanley	Purchase	USD	579	(5.000	%)(2)	01/17/47	117	(24)	93
Total Open Credit Indices Contracts (å)								(7,500)	432	(7,068)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$1,083	$1,386	$—	$2,469	0.3
Corporate Bonds and Notes	—	160,326	—	—	160,326	21.7
International Debt	—	35,427	1,875	—	37,302	5.1
Loan Agreements	—	138,501	—	—	138,501	18.8
Mortgage-Backed Securities	—	104,618	1,572	—	106,190	14.4
Options Purchased	1,010	1,584	—	—	2,594	0.4
Short-Term Investments	—	81,632	1,485	197,440	280,557	38.0
Total Investments	1,010	523,171	6,318	197,440	727,939	98.7
Other Assets and Liabilities, Net						1.3
						100.0

See accompanying notes which are an integral part of the financial statements.

380 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Other Financial Instruments
Assets
Futures Contracts	302	—	—	—	302	—*
Foreign Currency Exchange Contracts	—	2,652	—	—	2,652	0.4
Total Return Swap Contracts	—	86	—	—	86	—*
Interest Rate Swap Contracts	—	1,504	—	—	1,504	0.2
Credit Default Swap Contracts	—	1,594	—	—	1,594	0.2

Liabilities
Futures Contracts	(2,007)	—	—	—	(2,007)	(0.3)
Options Written	(504)	(1,011)	—	—	(1,515)	(0.2)
Foreign Currency Exchange Contracts	—	(1,480)	—	—	(1,480)	(0.2)
Total Return Swap Contracts	—	(87)	—	—	(87)	(—)*
Interest Rate Swap Contracts	—	(1,093)	—	—	(1,093)	(0.1)
Credit Default Swap Contracts	—	(8,662)	—	—	(8,662)	(1.2)
Total Other Financial Instruments**	$(2,209)	$(6,497)	$—	$—	$(8,706)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Country Exposure	$
Australia	979
Bermuda	3,371
Canada	13,628
Cayman Islands	4,844
Denmark	3,989
France	13,383
Germany	7,118
Ireland	2,559
Isle of Man	281
Italy	9,918
Japan	996
Jersey	1,499

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 381

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Luxembourg	2,357
Netherlands	2,329
Spain	5,438
United Kingdom	23,149
United States	632,101
Total Investments	727,939

See accompanying notes which are an integral part of the financial statements.

382 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$687	$—	$1,195	$712
Unrealized appreciation on foreign currency exchange contracts	—	—	2,652	—
Receivable from Broker for Futures**	—	—	—	302
Total return swap contracts, at fair value	—	—	—	86
Interest rate swap contracts, at fair value	—	—	—	1,504
Credit default swap contracts, at fair value	—	1,594	—	—
Total	$687	$1,594	$3,847	$2,604

Location: Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures**	$612	$—	$—	$1,395
Unrealized depreciation on foreign currency exchange contracts	—	—	1,480	—
Options written, at fair value	182	—	373	960
Total return swap contracts, at fair value	—	—	—	87
Interest rate swap contracts, at fair value	—	—	—	1,093
Credit default swap contracts, at fair value	—	8,662	—	—
Total	$794	$8,662	$1,853	$3,535
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$(3,110)	$—	$(2,115)	$(3,937)
Futures contracts	1,240	—	—	(1,492)
Options written	4,365	—	2,076	1,470
Interest rate swap contracts	—	—	—	1,340
Credit default swap contracts	—	638	—	—
Foreign currency exchange contracts	—	—	(777)	—
Total	$2,495	$638	$(816)	$(2,619)

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$713	$—	$364	$(84)
Futures contracts	(370)	—	—	(1,411)
Options written	(453)	—	24	(187)
Interest rate swap contracts	—	—	—	55
Credit default swap contracts	—	2,664	—	—
Foreign currency exchange contracts	—	—	324	—
Total	$(110)	$2,664	$712	$(1,627)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 383

Russell Investment Company
Unconstrained Total Return Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
			Amounts		of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value		$2,594	$—	$2,594
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts		2,652	—	2,652
Futures Contracts	Receivable from Broker for Futures		9,077	—	9,077
Total Return Swap Contracts	Total return swap contracts, at fair value		86	—	86
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value		1,504	—	1,504
Credit Default Swap Contracts	Credit default swap contracts, at fair value		1,594	—	1,594
Total Financial and Derivative Assets			17,507	—	17,507
Financial and Derivative Assets not subject to a netting agreement			(11,415)	—	(11,415)
Total Financial and Derivative Assets subject to a netting agreement			$6,092	$—	$6,092

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities
		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Bank of America		$182	$182	$—	$—
Bank of Montreal		308	308	—	—
BNP Paribas		16	—	16	—
Citigroup		779	105	—	674
Credit Suisse		295	295	—	—
Goldman Sachs		202	202	—	—
JPMorgan Chase		1,216	1,216	—	—
Morgan Stanley		1,619	851	427	341
Royal Bank of Canada		14	14	—	—
Societe Generale		1,159	1	—	1,158
State Street		302	302	—	—
Total		$6,092	$3,476	$443	$2,173

See accompanying notes which are an integral part of the financial statements.

384 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund
Balance Sheet Offsetting Financial and Derivative Instruments, continued —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross		Net Amounts
			Amounts		of Liabilities
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities		Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures		$742	$—	$742
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts		1,480	—	1,480
Options Written Contracts	Options written, at fair value		1,515	—	1,515
Total Return Swap Contracts	Total return swap contracts, at fair value		87	—	87
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value		1,093	—	1,093
Credit Default Swap Contracts	Credit default swap contracts, at fair value		8,662	—	8,662
Total Financial and Derivative Liabilities			13,579	—	13,579
Financial and Derivative Liabilities not subject to a netting agreement			(2,323)	—	(2,323)
Total Financial and Derivative Liabilities subject to a netting agreement			$11,256	$—	$11,256

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities
		Net Amounts
		of Liabilities
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Pledged^	Net Amount
Bank of America		$316	$182	$—	$134
Bank of Montreal		364	308	—	56
Barclays		115	—	—	115
Citigroup		126	105	—	21
Credit Suisse		361	295	—	66
Goldman Sachs		4,469	202	—	4,267
JPMorgan Chase		3,662	1,216	—	2,446
Morgan Stanley		903	851	52	—
Royal Bank of Canada		519	14	—	505
Societe Generale		1	1	—	—
State Street		420	302	—	118
Total		$11,256	$3,476	$52	$7,728

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 385

Russell Investment Company
Unconstrained Total Return Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$729,167
Investments, at fair value(>)	727,939
Cash	885
Foreign currency holdings(^)	6,856
Unrealized appreciation on foreign currency exchange contracts	2,652
Receivables:
Dividends and interest	4,240
Dividends from affiliated funds	313
Investments sold	75,755
Fund shares sold	688
From broker(a)(b)(c)	26,471
Prepaid expenses	3
Total return swap contracts, at fair value(8)	86
Interest rate swap contracts, at fair value(•)	1,504
Credit default swap contracts, at fair value(+)	1,594
Total assets	848,986

Liabilities
Payables:
Due to broker (d)(e)(f)(g)	4,301
Investments purchased	93,021
Fund shares redeemed	784
Accrued fees to affiliates	402
Other accrued expenses	200
Unfunded loan commitment	34
Unrealized depreciation on foreign currency exchange contracts	1,480
Options written, at fair value(x)	1,515
Total return swap contracts, at fair value(8)	87
Interest rate swap contracts, at fair value(•)	1,093
Credit default swap contracts, at fair value(+)	8,662
Total liabilities	111,579

Net Assets	$737,407

See accompanying notes which are an integral part of the financial statements.

386 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3,454
Accumulated net realized gain (loss)	950
Unrealized appreciation (depreciation) on:
Investments	(1,208)
Investments in affiliated funds	(20)
Futures contracts	(1,705)
Options written	646
Foreign currency exchange contracts	1,172
Total return swap contracts	(1)
Interest rate swap contracts	18
Credit default swap contracts	432
Foreign currency-related transactions	(52)
Shares of beneficial interest	738
Additional paid-in capital	732,983
Net Assets	$737,407

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$9.98
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$10.37
Class A — Net assets	$287,958
Class A — Shares outstanding ($. 01 par value)	28,852
Net asset value per share: Class C(#)	$9.95
Class C — Net assets	$209,217
Class C — Shares outstanding ($. 01 par value)	21,022
Net asset value per share: Class M(#)	$9.99
Class M — Net assets	$23,991,054
Class M — Shares outstanding ($. 01 par value)	2,402,340
Net asset value per share: Class S(#)	$9.99
Class S — Net assets	$267,427,745
Class S — Shares outstanding ($. 01 par value)	26,770,605
Net asset value per share: Class Y(#)	$10.00
Class Y — Net assets	$445,491,435
Class Y — Shares outstanding ($. 01 par value)	44,563,778
Amounts in thousands
(^) Foreign currency holdings - cost	$6,899
(x) Premiums received on options written	$2,161
(8) Total return swap contracts - premiums paid (received)	$—
(•) Interest rate swap contracts - premiums paid (received)	$393
(+) Credit default swap contracts - premiums paid (received)	$(7,500)
(>) Investments in affiliates, U. S. Cash Management Fund	$197,443

(a) Receivable from Broker for Futures	$239
(b) Receivable from Broker for Options	$17,155
(c) Receivable Variation Margin for Futures	$9,077
(d) Due to Broker for Futures	$1,975
(e) Due to Broker for Swaps	$260

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 387

Russell Investment Company
Unconstrained Total Return Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
(f) Due to Broker for Options	$1,324
(g) Payables Variation Margin for Futures	$742
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

388 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated funds	$1,547
Interest	12,566
Total investment income	14,113
Expenses
Advisory fees	3,477
Administrative fees	167
Custodian fees	303
Distribution fees - Class A	—**
Distribution fees - Class C	1
Transfer agent fees - Class A	—**
Transfer agent fees - Class C	—**
Transfer agent fees - Class E	—**
Transfer agent fees - Class M	22
Transfer agent fees - Class S	255
Transfer agent fees - Class Y	9
Professional fees	55
Registration fees	75
Shareholder servicing fees - Class C	—**
Shareholder servicing fees - Class E	—**
Trustees’ fees	11
Printing fees	35
Miscellaneous	14
Expenses before reductions	4,424
Expense reductions	(1,644)
Net expenses	2,780
Net investment income (loss)	11,333

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(7,298)
Investments in affiliated funds	(9)
Futures contracts	(252)
Options written	7,911
Foreign currency exchange contracts	(777)
Interest rate swap contracts	1,340
Credit default swap contracts	638
Foreign currency-related transactions	(44)
Net realized gain (loss)	1,509
Net change in unrealized appreciation (depreciation) on:
Investments	(2,997)
Investments in affiliated funds	(9)
Futures contracts	(1,781)
Options written	(616)
Foreign currency exchange contracts	324
Interest rate swap contracts	55
Credit default swap contracts	2,664
Foreign currency-related transactions	(34)
Net change in unrealized appreciation (depreciation)	(2,394)
Net realized and unrealized gain (loss)	(885)

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 389

Russell Investment Company
Unconstrained Total Return Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Net Increase (Decrease) in Net Assets from Operations	$10,448

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

390 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,333	$10,084
Net realized gain (loss)	1,509	999
Net change in unrealized appreciation (depreciation)	(2,394)	1,956
Net increase (decrease) in net assets from operations	10,448	13,039

Distributions
From net investment income
Class A	(3)	(2)
Class C	(2)	(2)
Class E(1)	(—)**	(2)
Class M(2)	(255)	(70)
Class S	(2,918)	(2,135)
Class Y	(5,121)	(8,246)
From net realized gain
Class A	(—)**	(1)
Class C	(—)**	(1)
Class M(2)	(22)	—
Class S	(262)	(1)
Class Y	(410)	(1,252)
Net decrease in net assets from distributions	(8,993)	(11,712)

Share Transactions*
Net increase (decrease) in net assets from share transactions	73,638	416,990
Total Net Increase (Decrease) in Net Assets	75,093	418,317

Net Assets
Beginning of period	662,314	243,997
End of period	$737,407	$662,314
Undistributed (overdistributed) net investment income included in net assets	$3,454	$420

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 391

Russell Investment Company
Unconstrained Total Return Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:
	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	8	$78	15	$147
Proceeds from reinvestment of distributions	—**	2	—**	3
Payments for shares redeemed	(4)	(44)	—	—
Net increase (decrease)	4	36	15	150
Class C
Proceeds from shares sold	1	8	27	267
Proceeds from reinvestment of distributions	—**	2	—**	3
Payments for shares redeemed	(10)	(94)	(8)	(77)
Net increase (decrease)	(9)	(84)	19	193
Class E(1)
Proceeds from reinvestment of distributions	—	—	—**	3
Payments for shares redeemed	(10)	(102)	—	—
Net increase (decrease)	(10)	(102)	—**	3
Class M(2)
Proceeds from shares sold	603	5,991	1,991	19,818
Proceeds from reinvestment of distributions	28	277	7	70
Payments for shares redeemed	(175)	(1,734)	(52)	(516)
Net increase (decrease)	456	4,534	1,946	19,372
Class S
Proceeds from shares sold	3,875	38,537	28,480	281,617
Proceeds from reinvestment of distributions	319	3,171	214	2,131
Payments for shares redeemed	(1,984)	(19,742)	(4,153)	(41,352)
Net increase (decrease)	2,210	21,966	24,541	242,396
Class Y
Proceeds from shares sold	9,087	90,848	20,198	200,745
Proceeds from reinvestment of distributions	556	5,531	957	9,498
Payments for shares redeemed	(4,927)	(49,091)	(5,568)	(55,367)
Net increase (decrease)	4,716	47,288	15,587	154,876
Total increase (decrease)	7,367	$73,638	42,108	$416,990

** Less than 500 shares.
(1) For the period November 1, 2017 to December 14, 2017 (final redemption).
(2) For the period March 16, 2017 (inception date) to October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

392 Unconstrained Total Return Fund

(This page intentionally left blank)

Russell Investment Company
Unconstrained Total Return Fund

Financial Highlights — For the Period Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2018*	9.96	. 14	—(f)	. 14	(.11)	(. 01)
October 31, 2017	10.04	. 19	(. 01)	. 18	(. 21)	(. 05)
October 31, 2016(6)	10.00	. 02	. 02	. 04	—	—

Class C
April 30, 2018*	9.94	. 10	(. 01)	. 09	(. 07)	(. 01)
October 31, 2017	10.03	. 10	. 02	. 12	(. 16)	(. 05)
October 31, 2016(6)	10.00	. 01	. 02	. 03	—	—

Class M
April 30, 2018*	9.96	. 16	—(f)	. 16	(. 12)	(. 01)
October 31, 2017(9)	9.87	. 13	. 05	. 18	(. 09)	—

Class S
April 30, 2018*	9.97	. 16	(. 02)	. 14	(. 11)	(. 01)
October 31, 2017	10.05	. 14	. 07	. 21	(. 24)	(. 05)
October 31, 2016(6)	10.00	. 03	. 02	. 05	—(f)	—

Class Y
April 30, 2018*	9.97	. 16	—(f)	. 16	(.12)	(. 01)
October 31, 2017	10.04	. 21	. 02	. 23	(. 25)	(. 05)
October 31, 2016(6)	10.00	. 03	. 01	. 04	—(f)	—

See accompanying notes which are an integral part of the financial statements.

394 Unconstrained Total Return Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(. 12)	9.98	1.36	288	1.64	1.17	2.88	68
(. 26)	9.96	1.87	251	1.69	1.17	1.91	171
—	10.04	. 40	101	1.70	. 90	2.28	43

(. 08)	9.95	1.03	209	2.39	1.92	2.11	68
(. 21)	9.94	1.17	293	2.43	1.92	. 99	171
—	10.03	. 30	103	2.46	1.65	1.54	43

(. 13)	9.99	1.50	23,991	1.39	. 82	3.27	68
(. 09)	9.96	1.87	19,392	1.48	. 82	2.16	171

(. 12)	9.99	1.46	267,428	1.39	. 92	3.17	68
(. 29)	9.97	2.09	244,842	1.42	. 92	1.44	171
—(f)	10.05	. 50	208	1.47	. 65	2.81	43

(. 13)	10.00	1.63	445,491	1.19	. 72	3.31	68
(. 30)	9.97	2.36	397,434	1.23	. 72	2.13	171
—(f)	10.04	. 41	243,485	1.26	. 45	2.72	43

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 395

Russell Investment Company
Unconstrained Total Return Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:
Advisory fees	$323,223
Administration fees	29,246
Distribution fees	201
Shareholder servicing fees	46
Transfer agent fees	47,385
Trustee fees	1,605
$401,706

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$191,509	$318,836	$312,884	$(9)	$(9)	$197,443	$1,547	$—
	$191,509	$318,836	$312,884	$(9)	$(9)	$197,443	$1,547	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$720,802,180
Unrealized Appreciation	$6,565,800
Unrealized Depreciation	(6,067,648)
Net Unrealized Appreciation (Depreciation)	$498,152

See accompanying notes which are an integral part of the financial statements.

396 Unconstrained Total Return Fund

Russell Investment Company
Strategic Bond Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$980.20	$1,020.58
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$4.17	$4.26

Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2018	$976.70	$1,016.86
	Expenses Paid During Period*	$7.84	$8.00
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.60%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2017	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2018	$980.10	$1,020.58
of other funds.	Expenses Paid During Period*	$4.17	$4.26

* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Strategic Bond Fund 397

Russell Investment Company
Strategic Bond Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$981.20	$1,022.41
Expenses Paid During Period*	$2.36	$2.41

* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$981.00	$1,022.46
Expenses Paid During Period*	$2.31	$2.36

* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$982.50	$1,021.92
Expenses Paid During Period*	$2.85	$2.91

* Expenses are equal to the Fund's annualized expense ratio of 0.58%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$981.10	$1,022.61
Expenses Paid During Period*	$2.16	$2.21

* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

398 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 91.7%			Series 2014-A6 Class A6
Asset-Backed Securities - 6.8%			2.150% due 07/15/21	2,000	1,988
Access Group, Inc.			Series 2017-A8 Class A8
Series 2007-1 Class A4			1.860% due 08/08/22	2,000	1,955
1.427% due 01/25/23 (Ê)	1,195	1,170	Series 2017-A9 Class A9
Accredited Mortgage Loan Trust			1.800% due 09/20/21	3,000	2,961
Series 2006-1 Class A4			Conseco Finance Corp.
0.814% due 04/25/36 (Ê)	2,879	2,792	Series 1996-4 Class M1
Series 2006-2 Class A4			7.750% due 06/15/27 (~)(Ê)	1,763	1,804
0.852% due 09/25/36 (Ê)	8,927	8,675	Conseco Finance Securitizations Corp.
ACE Securities Corp. Home Equity Loan			Series 2001-4 Class A4
Trust			7.360% due 08/01/32 (~)(Ê)	557	574
Series 2005-HE3 Class M2			Countrywide Asset-Backed Certificates
1.453% due 05/25/35 (Ê)	3,357	3,365	Series 2005-9 Class M1
ACE Securities Corp. Mortgage Loan			1.511% due 01/25/36 (Ê)	6,466	6,453
Trust			Series 2006-S8 Class A3
Series 2007-D1 Class A2			5.555% due 04/25/36 (~)(Ê)	439	438
6.336% due 02/25/38 (~)(Ê)(Þ)	4,208	3,926
American Express Credit Account			Fieldstone Mortgage Investment Trust
Master Trust			Series 2004-4 Class M3
Series 2018-1 Class A			2.484% due 10/25/35 (Ê)	1,600	1,618
2.670% due 10/17/22	6,325	6,311	Ford Credit Auto Owner Trust
Applebee's Funding LLC / IHOP			Series 2015-A Class A3
Funding LLC			1.280% due 09/15/19	95	95
Series 2014-1 Class A2			Series 2015-B Class A3
4.277% due 09/05/44 (Þ)	1,642	1,604	1.160% due 11/15/19	492	491
BCAP LLC Trust			Series 2017-B Class A2B
Series 2010-RR7 Class 3A12			1.130% due 05/15/20 (Ê)	2,932	2,932
2.941% due 08/26/35 (~)(Ê)(Þ)	6,647	5,605	GMACM Home Equity Loan Trust
Series 2011-R11 Class 15A1			Series 2007-HE1 Class A4
3.070% due 10/26/33 (~)(Å)(Ê)	1,616	1,638	5.952% due 08/25/37 (~)(Ê)	8,001	8,276
Series 2011-R11 Class 20A5			Series 2007-HE2 Class A2
3.094% due 03/26/35 (~)(Ê)(Þ)	437	439	6.054% due 12/25/37 (~)(Ê)	1,666	1,626
Series 2014-RR3 Class 5A2			Series 2007-HE2 Class A3
0.917% due 10/26/36 (~)(Ê)(Þ)	5,175	4,882	6.193% due 12/25/37 (~)(Ê)	427	417
Bear Stearns Second Lien Trust			Greenpoint Manufactured Housing
Series 2007-SV1A Class A2			Contract Trust
1.232% due 12/25/36 (Å)(Ê)	26	26	Series 1999-1 Class A5
Blackbird Capital Aircraft Lease			6.770% due 08/15/29 (~)(Ê)	2,047	2,014
Securitization, Ltd.			Series 2000-4 Class A3
Series 2016-1A Class AA			3.010% due 08/21/31 (Ê)	6,350	6,301
2.487% due 12/16/41 (~)(Ê)(Þ)	6,318	6,199	GSAA Trust
CAL Funding III, Ltd.			Series 2006-S1 Class 2M2
Series 2017-1A Class A			5.850% due 08/25/34 (~)(Å)(Ê)	2,268	2,024
3.620% due 06/25/42 (Þ)	4,813	4,737	GSAMP Trust
Capital One Multi-Asset Execution Trust			Series 2006-HE5 Class A2C
Series 2014-A3 Class A3			0.742% due 08/25/36 (Ê)	3,960	3,797
1.374% due 01/18/22 (Ê)	2,200	2,205	Hertz Vehicle Financing II LP
Cedar Funding VI CLO, Ltd.			Series 2015-2A Class D
Series 2016-6A Class A1			4.930% due 09/25/19 (Þ)	1,901	1,902
2.352% due 10/20/28 (Ê)(Þ)	6,785	6,801	Series 2016-4A Class D
Centex Home Equity Loan Trust			6.030% due 07/25/22 (Þ)	2,841	2,878
Series 2006-A Class AV4			Hertz Vehicle Financing LLC
0.842% due 06/25/36 (Ê)	2,512	2,503	Series 2015-2A Class A
Citibank Credit Card Issuance Trust			2.020% due 09/25/19 (Þ)	5,305	5,289
Series 2014-A1 Class A1			Home Equity Asset Trust
2.880% due 01/23/23	12,474	12,456	Series 2005-9 Class M1

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 399

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.002% due 04/25/36 (Ê)	2,977	2,901	0.752% due 11/25/36 (Ê)	3,110	2,224
Series 2006-3 Class M1			Merrill Lynch Mortgage Investors Trust
0.982% due 07/25/36 (Ê)	3,950	3,905	Series 2006-FF1 Class M4
Series 2006-4 Class 2A4			0.962% due 08/25/36 (Ê)	5,348	5,290
0.872% due 08/25/36 (Ê)	5,150	4,939	Mid-State Capital Corp. Trust
Honda Auto Receivables Owner Trust			Series 2005-1 Class A
Series 2017-2 Class A2			5.745% due 01/15/40	1,468	1,583
1.460% due 10/15/19	1,981	1,974	Nationstar Home Equity Loan Trust
Series 2017-4 Class A2			Series 2006-B Class M1
1.800% due 01/21/20	2,000	1,992	9.220% due 09/25/36 (Ê)	5,340	5,135
Series 2018-1 Class A2			Series 2007-A Class AV4
2.360% due 06/15/20	800	798	0.822% due 03/25/37 (Ê)	3,652	3,618
HSI Asset Securitization Corp. Trust			Navient Student Loan Trust
Series 2006-OPT3 Class 2A			Series 2017-3A Class A3
0.961% due 02/25/36 (Ê)	2,153	2,151	2.288% due 07/26/66 (Ê)(Þ)	1,800	1,836
Series 2007-WF1 Class 2A4			Newcastle Mortgage Securities Trust
0.842% due 05/25/37 (Ê)	9,069	8,732	Series 2006-1 Class M3
Hyundai Auto Receivables Trust			0.982% due 03/25/36 (Ê)	5,600	5,440
Series 2015-C Class A3			Nissan Auto Receivables Owner Trust
1.460% due 02/18/20	820	817	Series 2017-A Class A2B
Irwin Home Equity Loan Trust			1.037% due 01/15/20 (Ê)	3,359	3,359
Series 2006-1 Class 2A3			Option One Mortgage Loan Trust
5.770% due 09/25/35 (~)(Å)(Ê)	2,103	2,135	Series 2007-FXD1 Class 3A4
Series 2007-1 Class 2A2			5.860% due 01/25/37 (~)(Ê)	6,106	6,055
5.960% due 08/25/37 (~)(Å)(Ê)	829	835	PFCA Home Equity Investment Trust
IXIS Real Estate Capital Trust			Series 2003-IFC6 Class A
Series 2006-HE1 Class A3			5.500% due 04/22/35 (~)(Ê)(Þ)	1,825	1,834
0.992% due 03/25/36 (Ê)	1,553	1,057	Popular ABS Mortgage Pass-Through
Series 2006-HE1 Class A4			Trust
1.192% due 03/25/36 (Ê)	4,217	2,911	Series 2006-D Class A3
Series 2006-HE2 Class A3			0.852% due 11/25/46 (Ê)	5,455	5,325
0.752% due 08/25/36 (Ê)	594	246	RAMP Trust
Series 2006-HE2 Class A4			Series 2006-RZ1 Class M4
0.852% due 08/25/36 (Ê)	4,915	2,060	1.162% due 03/25/36 (Ê)	5,000	4,775
Series 2007-HE1 Class A3			Renaissance Home Equity Loan Trust
0.752% due 05/25/37 (Ê)	6,527	2,409	Series 2006-1 Class AF6
LCM XXII, Ltd.			5.746% due 05/25/36 (~)(Ê)	1,361	981
Series 2016-22A Class A1			Santander Drive Auto Receivables Trust
2.636% due 10/20/28 (Ê)(Þ)	7,523	7,581	Series 2014-4 Class C
LCM XXV, Ltd.			2.600% due 11/16/20	1,479	1,479
Series 2017-25A Class A			Series 2015-3 Class C
2.524% due 07/20/30 (Ê)(Þ)	5,278	5,293	2.740% due 01/15/21	3,734	3,734
Lehman ABS Manufactured Housing			SBA Small Business Investment Cos.
Contract Trust			Series 2018-10A Class 1
Series 2001-B Class A6			3.187% due 03/10/28	1,440	1,426
6.467% due 04/15/40 (~)(Ê)	133	135	Securitized Asset-Backed Receivables
Series 2001-B Class M1			LLC Trust
6.630% due 04/15/40 (~)(Ê)	1,615	1,712	Series 2007-BR5 Class A2A
Long Beach Mortgage Loan Trust			0.722% due 05/25/37 (Ê)	3,018	2,316
Series 2004-1 Class M1			Shackleton CLO, Ltd.
1.741% due 02/25/34 (Ê)	3,248	3,251	Series 2018-4RA Class A1A
Madison Park Funding XXVI, Ltd.			3.342% due 04/13/31 (Ê)(Š)(Þ)	5,390	5,390
Series 2017-26A Class AR			SLM Private Credit Student Loan Trust
2.960% due 07/29/30 (Ê)(Þ)	4,180	4,194	Series 2005-B Class A4
Mastr Asset Backed Securities Trust			1.180% due 06/15/39 (Ê)	1,880	1,839
Series 2006-HE5 Class A3			SLM Student Loan Trust

See accompanying notes which are an integral part of the financial statements.

400 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-1 Class A5			Wells Fargo Home Equity Asset-Backed
0.992% due 07/26/21 (Ê)	977	963	Securities Trust
Series 2006-10 Class A6			Series 2005-3 Class M4
1.895% due 03/25/44 (Ê)	8,080	7,843	1.581% due 11/25/35 (Ê)	3,283	3,304
Series 2008-6 Class A4					331,568
2.467% due 07/25/23 (Ê)	882	889	Corporate Bonds and Notes - 20.2%
Soundview Home Loan Trust			21st Century Fox America, Inc.
Series 2005-4 Class M2			8.450% due 08/01/34	835	1,183
1.062% due 03/25/36 (Ê)	3,870	3,833	6.400% due 12/15/35	645	800
Series 2007-1 Class A3			6.650% due 11/15/37	200	256
7.000% due 02/25/38 (~)(Ê)(Þ)	7,115	6,740	6.900% due 08/15/39	3,863	5,147
Structured Asset Investment Loan Trust			3M Co.
Series 2005-HE3 Class M1			1.625% due 06/15/19	1,479	1,461
1.254% due 09/25/35 (Ê)	5,516	5,497	Abbott Laboratories
Series 2006-2 Class A3			3.750% due 11/30/26	620	611
0.626% due 04/25/36 (Ê)	1,729	1,714	4.900% due 11/30/46	530	569
Structured Asset Securities Corp.
Mortgage Loan Trust			4.750% due 11/30/36	300	317
Series 2006-BC2 Class A3			Series 4658
0.742% due 09/25/36 (Ê)	2,811	2,744	2.350% due 11/22/19	2,410	2,389
Series 2006-BC5 Class A4			Series WI
0.762% due 12/25/36 (Ê)	2,009	1,959	3.250% due 04/15/23	1,410	1,384
Series 2006-BC6 Class A4			AbbVie, Inc.
0.762% due 01/25/37 (Ê)	4,448	4,350	2.500% due 05/14/20	3,614	3,571
Series 2006-WF3 Class A4			2.300% due 05/14/21	1,536	1,492
0.902% due 09/25/36 (Ê)	3,967	3,957	3.600% due 05/14/25	1,400	1,358
Series 2007-BC1 Class A4			Aetna, Inc.
0.722% due 02/25/37 (Ê)	6,956	6,863	2.800% due 06/15/23	1,200	1,144
Textainer Marine Containers V, Ltd.			Albertsons, Inc.
Series 2017-2A Class A			7.450% due 08/01/29	380	308
3.520% due 06/20/42 (Þ)	5,152	5,069	Alcoa, Inc.
Towd Point Mortgage Trust			6.750% due 01/15/28	215	234
Series 2015-2 Class 1A12			Allegheny Technologies, Inc.
2.750% due 11/25/60 (~)(Ê)(Þ)	1,982	1,950	5.950% due 01/15/21	475	482
Series 2016-3 Class A1			7.875% due 08/15/23	180	195
2.250% due 04/25/56 (~)(Ê)(Þ)	2,338	2,292	Allison Transmission, Inc.
Series 2017-3 Class A1			5.000% due 10/01/24 (Þ)	570	560
2.750% due 06/25/57 (~)(Ê)(Þ)	4,423	4,355	Ally Financial, Inc.
Series 2017-4 Class A1			8.000% due 11/01/31	1,040	1,264
2.750% due 06/25/57 (~)(Ê)(Þ)	2,186	2,145	Alphabet, Inc.
Toyota Auto Receivables Owner Trust			3.625% due 05/19/21	1,365	1,397
Series 2017-A Class A2A			Altria Group, Inc.
1.420% due 09/16/19	1,249	1,246	9.250% due 08/06/19	1,603	1,729
Triton Container Finance IV LLC			4.750% due 05/05/21	1,395	1,453
Series 2017-2A Class A			2.850% due 08/09/22	810	789
3.620% due 08/20/42 (Þ)	4,063	4,002	4.000% due 01/31/24	2,970	3,006
Triton Container Finance LLC			9.950% due 11/10/38	515	838
Series 2017-1A Class A			10.200% due 02/06/39	2,685	4,467
3.520% due 06/20/42 (Þ)	1,854	1,824	Amazon. com, Inc.
United States Small Business			1.900% due 08/21/20 (Þ)	1,433	1,403
Administration			3.150% due 08/22/27 (Þ)	630	603
Series 2017-20D Class 1			3.875% due 08/22/37 (Þ)	270	266
2.840% due 04/01/37	346	334	4.950% due 12/05/44	400	450
Upstart Securitization Trust			4.050% due 08/22/47 (Þ)	340	336
Series 2017-2 Class A			Series WI
2.508% due 03/20/25 (Þ)	863	861	5.200% due 12/03/25	1,375	1,520

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 401

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
American Airlines, Inc. Pass-Through			3.700% due 08/15/21	250	252
Certificates Trust			3.125% due 05/15/22	200	196
Series 2011-1 Class A			2.950% due 12/01/22	370	359
5.250% due 01/31/21	1,114	1,150	3.350% due 12/01/24	170	163
Series 2013-2 Class A			3.650% due 12/01/27	3,075	2,924
4.950% due 01/15/23	3,852	3,974	4.375% due 12/01/47	980	909
Series 2014-1 Class B			Aon Corp.
4.375% due 10/01/22	1,667	1,660	8.205% due 01/01/27	1,109	1,386
Series 2016-1 Class B			Apache Corp.
5.250% due 01/15/24	1,727	1,784	3.250% due 04/15/22	100	99
Series 2017-1B Class B			5.100% due 09/01/40	900	907
4.950% due 02/15/25	1,116	1,144	4.750% due 04/15/43	180	175
American Axle & Manufacturing, Inc.			4.250% due 01/15/44	120	109
6.625% due 10/15/22	290	300	Apollo Management Holdings, LP
American Express Co.			4.000% due 05/30/24 (Þ)	840	830
2.200% due 10/30/20	5,580	5,457	4.400% due 05/27/26 (Þ)	2,020	2,033
2.606% due 02/27/23 (Ê)	1,750	1,751	5.000% due 03/15/48 (Þ)	3,050	3,048
3.000% due 10/30/24	3,610	3,435	Apple, Inc.
American Express Credit Corp.			2.089% due 05/06/19 (Ê)	2,725	2,734
1.700% due 10/30/19	3,960	3,894	2.000% due 11/13/20	420	412
2.375% due 05/26/20	410	405	2.400% due 05/03/23	1,455	1,397
Series F			2.450% due 08/04/26	1,750	1,605
2.600% due 09/14/20	5,515	5,460	Arconic, Inc.
American Honda Finance Corp.			5.400% due 04/15/21	1,000	1,030
Series MTN			5.900% due 02/01/27	239	247
2.173% due 02/14/20 (Ê)	4,500	4,519	5.950% due 02/01/37	266	269
American International Group, Inc.			Associated Banc-Corp.
6.400% due 12/15/20	5,180	5,579	2.750% due 11/15/19	1,162	1,152
3.750% due 07/10/25	540	529	AT&T, Inc.
American Tower Trust			3.000% due 02/15/22	250	246
3.070% due 03/15/23 (Þ)	1,825	1,787	3.800% due 03/01/24	1,780	1,767
Amgen, Inc.			3.400% due 08/14/24	5,615	5,671
2.125% due 05/01/20	90	88	3.400% due 05/15/25	90	86
3.625% due 05/22/24	100	100	4.250% due 03/01/27	2,670	2,649
6.400% due 02/01/39	1,405	1,720	4.300% due 02/15/30 (Þ)	5,018	4,851
5.375% due 05/15/43	1,135	1,262	8.250% due 11/15/31 (Þ)	1,044	1,346
4.400% due 05/01/45	500	485	4.900% due 08/14/37	3,250	3,286
Anadarko Petroleum Corp.			4.800% due 06/15/44	990	934
4.850% due 03/15/21	650	673	4.350% due 06/15/45	480	420
5.550% due 03/15/26	300	323	5.300% due 08/14/58	240	242
6.450% due 09/15/36	5,412	6,408	Series 0001
4.500% due 07/15/44	750	707	3.900% due 08/14/27	650	656
6.600% due 03/15/46	470	579	Series WI
Andeavor Logistics, LP / Tesoro Logistics			5.875% due 10/01/19	1,375	1,432
Finance Corp.			Athene Global Funding
5.250% due 01/15/25	1,195	1,228	2.750% due 04/20/20 (Þ)	4,825	4,763
Anheuser-Busch InBev Finance, Inc.			AutoNation, Inc.
2.650% due 02/01/21	1,100	1,087	3.800% due 11/15/27	3,230	3,026
3.300% due 02/01/23	3,330	3,303
			AXA Equitable Holdings, Inc.
3.650% due 02/01/26	820	801	5.000% due 04/20/48 (Þ)	2,105	2,004
4.900% due 02/01/46	690	710
			BAC Capital Trust XIV
Anheuser-Busch InBev Worldwide, Inc.
4.000% due 04/13/28	1,980	1,969	Series G
4.375% due 04/15/38	2,145	2,102	4.000% due 09/29/49 (Ê)(ƒ)	500	435
4.750% due 04/15/58	3,145	3,136	Ball Corp.
			5.250% due 07/01/25	720	742
Anthem, Inc.
2.500% due 11/21/20	1,850	1,819	Bank of America Corp.

See accompanying notes which are an integral part of the financial statements.

402 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.151% due 11/09/20	1,509	1,473	5.375% due 12/09/19	1,243	1,271
2.328% due 10/01/21 (Ê)	1,740	1,700	Blue Cube Spinco, Inc.
3.004% due 12/20/23 (Ê)(Þ)	267	259	Series WI
3.550% due 03/05/24 (Ê)	710	705	10.000% due 10/15/25	1,210	1,416
3.366% due 01/23/26 (Ê)	4,450	4,283	BMW US Capital LLC
4.250% due 10/22/26	1,150	1,133	1.850% due 09/15/21 (Þ)	80	76
3.419% due 12/20/28 (Ê)(Þ)	3,693	3,464	3.450% due 04/12/23 (Þ)	2,020	2,005
3.970% due 03/05/29 (Ê)	4,170	4,090	Boeing Co. (The)
6.110% due 01/29/37	1,715	1,993	4.875% due 02/15/20	700	727
5.000% due 01/21/44	300	321	1.650% due 10/30/20	1,517	1,476
Series AA			Brighthouse Financial, Inc.
6.100% due 12/31/49 (Ê)(ƒ)	290	301	Series WI
Series FF			3.700% due 06/22/27	3,020	2,731
5.875% due 12/31/99 (Ê)(ƒ)	1,485	1,483	Brinker International, Inc.
Series GMTN			3.875% due 05/15/23	386	365
3.022% due 07/21/21 (Ê)	3,000	3,017	Broadcom Corp. / Broadcom Cayman
3.300% due 01/11/23	2,100	2,075	Finance, Ltd.
4.450% due 03/03/26	160	160	Series WI
3.500% due 04/19/26	5,860	5,653	3.125% due 01/15/25	350	324
3.593% due 07/21/28 (Ê)	180	171	3.875% due 01/15/27	4,740	4,521
Series X			Burlington Northern Santa Fe LLC
6.250% due 09/29/49 (Ê)(ƒ)	130	136	3.250% due 06/15/27	1,414	1,370
Bank of New York Mellon Corp. (The)			4.150% due 04/01/45	705	704
2.600% due 08/17/20	1,205	1,195	Campbell Soup Co.
2.450% due 11/27/20	1,496	1,474	2.775% due 03/15/21 (Ê)	675	679
2.200% due 08/16/23	1,860	1,745	Cardinal Health, Inc.
Bank One Capital III			2.616% due 06/15/22	240	230
8.750% due 09/01/30	1,527	2,109	3.079% due 06/15/24	300	284
BankAmerica Capital III			Carlyle Holdings II Finance LLC
2.918% due 01/15/27 (Ê)	2,750	2,578	5.625% due 03/30/43 (Þ)	1,110	1,180
BankBoston Capital Trust IV			Caterpillar Financial Services Corp.
2.122% due 06/08/28 (Ê)	480	450	2.355% due 03/15/21 (Ê)	4,500	4,502
Barrick NA Finance LLC			Series GMTN
4.400% due 05/30/21	1,515	1,566	1.850% due 09/04/20	1,376	1,341
5.700% due 05/30/41	600	675	Series WI
BAT Capital Corp.			1.931% due 10/01/21	2,305	2,211
2.297% due 08/14/20 (Þ)	1,291	1,263	Cboe Global Markets, Inc.
3.557% due 08/15/27 (Þ)	1,630	1,528	1.950% due 06/28/19	1,123	1,109
4.390% due 08/15/37 (Þ)	2,385	2,281	CBS Corp.
4.540% due 08/15/47 (Þ)	720	677	7.875% due 07/30/30	2,246	2,817
Bayer US Finance LLC			CCO Holdings LLC / CCO Holdings
2.375% due 10/08/19 (Þ)	1,177	1,166	Capital Corp.
BB&T Corp.			5.375% due 05/01/25 (Þ)	760	747
5.250% due 11/01/19	1,232	1,274	Celgene Corp.
			2.250% due 08/15/21	350	337
Beacon Escrow Corp.			3.550% due 08/15/22	200	198
4.875% due 11/01/25 (Þ)	140	132
			3.900% due 02/20/28	975	941
Becton Dickinson and Co.
2.894% due 06/06/22	2,920	2,826	5.000% due 08/15/45	480	484
3.363% due 06/06/24	820	789	Centene Corp.
3.734% due 12/15/24	1,346	1,312	4.750% due 05/15/22	280	283
4.685% due 12/15/44	100	98	Series WI
			5.625% due 02/15/21	140	144
Berkshire Hathaway Energy Co.			6.125% due 02/15/24	250	262
6.500% due 09/15/37	918	1,193
Berkshire Hathaway, Inc.			CenturyLink, Inc.
3.125% due 03/15/26	1,280	1,232	Series G
BGC Partners, Inc.			6.875% due 01/15/28	350	319
			Series T

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 403

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.800% due 03/15/22	300	299	Citizens Financial Group, Inc.
CF Industries, Inc.			2.375% due 07/28/21	2,695	2,606
5.150% due 03/15/34	700	640	Cliffs Natural Resources, Inc.
5.375% due 03/15/44	3,025	2,650	6.250% due 10/01/40	450	376
Charter Communications Operating LLC			CME Group, Inc.
/ Charter Communications Operating			5.300% due 09/15/43	200	240
Capital			CNH Industrial Capital LLC
Series WI			3.875% due 10/15/21	1,315	1,318
3.579% due 07/23/20	440	441
			CNOOC Finance USA LLC
4.908% due 07/23/25	3,485	3,544	3.500% due 05/05/25	1,300	1,244
4.200% due 03/15/28	370	348
6.384% due 10/23/35	140	152	Coca-Cola Co. (The)
6.484% due 10/23/45	3,825	4,120	3.300% due 09/01/21	1,375	1,391
6.834% due 10/23/55	1,173	1,300	Columbia Pipeline Group, Inc.
Charter Communications Operating LLC/			Series WI
Charter Communications Operating			4.500% due 06/01/25	1,252	1,262
Capital Co.			Comcast Cable Communications
5.375% due 04/01/38	550	539	Holdings, Inc.
5.750% due 04/01/48	3,580	3,556	9.455% due 11/15/22	981	1,227
			Comcast Corp.
Cheniere Corpus Christi Holdings LLC			3.600% due 03/01/24	1,439	1,434
Series WI			3.375% due 08/15/25	200	194
5.125% due 06/30/27	280	273	2.350% due 01/15/27	3,300	2,914
Cheniere Energy Partners, LP			3.200% due 07/15/36	120	103
5.250% due 10/01/25 (Þ)	3,015	2,947	6.550% due 07/01/39	2,530	3,197
Chesapeake Energy Corp.
6.125% due 02/15/21	310	312	Series WI
8.000% due 12/15/22 (Þ)	16	17	3.999% due 11/01/49	207	190
5.750% due 03/15/23	30	28	Commonwealth Edison Co.
			2.550% due 06/15/26	1,520	1,403
Chevron Corp.
1.561% due 05/16/19	1,790	1,773	Constellation Brands, Inc.
2.419% due 11/17/20	1,418	1,409	4.750% due 11/15/24	1,623	1,692
2.505% due 03/03/22 (Ê)	1,000	1,010	Continental Resources, Inc.
2.954% due 05/16/26	800	764	4.500% due 04/15/23	550	557
			4.375% due 01/15/28 (Þ)	50	49
Chubb INA Holdings, Inc.
2.300% due 11/03/20	150	147	Costco Wholesale Corp.
3.350% due 05/03/26	260	253	2.150% due 05/18/21	1,299	1,269
			Cott Holdings, Inc.
Cigna Corp.			5.500% due 04/01/25 (Þ)	260	258
3.050% due 10/15/27	2,290	2,076
			Cox Communications, Inc.
Cintas Corp. No. 2			3.250% due 12/15/22 (Þ)	470	458
2.900% due 04/01/22	320	314
3.700% due 04/01/27	340	334	6.450% due 12/01/36 (Þ)	2,455	2,790
Cisco Systems, Inc.			Credit Suisse AG
1.400% due 09/20/19	1,945	1,915	Series GMTN
2.450% due 06/15/20	1,420	1,412	2.300% due 05/28/19	1,464	1,458
CIT Group, Inc.			Crown Castle International Corp.
5.250% due 03/07/25	200	204	5.250% due 01/15/23	1,312	1,384
Citigroup Capital III			CSX Corp.
7.625% due 12/01/36	1,855	2,408	3.800% due 03/01/28	1,880	1,848
Citigroup, Inc.			CVS Health Corp.
2.450% due 01/10/20	1,370	1,358	3.350% due 03/09/21	280	281
4.450% due 09/29/27	4,210	4,176	2.750% due 12/01/22	600	576
8.125% due 07/15/39	2,110	3,039	3.700% due 03/09/23	3,650	3,636
5.300% due 05/06/44	671	713	3.375% due 08/12/24	1,423	1,374
4.650% due 07/30/45	1,189	1,218	4.100% due 03/25/25	460	458
4.750% due 05/18/46	110	107	3.875% due 07/20/25	880	865
			2.875% due 06/01/26	985	898
Series P			4.300% due 03/25/28	8,220	8,102
5.950% due 12/31/49 (Ê)(ƒ)	1,900	1,924

See accompanying notes which are an integral part of the financial statements.

404 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.780% due 03/25/38	2,900	2,861	DISH DBS Corp.
5.125% due 07/20/45	710	727	6.750% due 06/01/21	235	234
5.050% due 03/25/48	2,575	2,625	Series WI
DAE Funding LLC			5.875% due 11/15/24	550	470
4.500% due 08/01/22 (Þ)	132	127	Dollar Tree, Inc.
5.000% due 08/01/24 (Þ)	130	125	Series WI
Daimler Finance NA LLC			5.750% due 03/01/23	490	511
1.500% due 07/05/19 (Þ)	1,487	1,464	Dominion Energy, Inc.
1.750% due 10/30/19 (Þ)	3,850	3,782	2.579% due 07/01/20	1,282	1,262
2.300% due 01/06/20 (Þ)	5,740	5,663	Dominion Resources, Inc.
2.450% due 05/18/20 (Þ)	150	148	7.000% due 06/15/38	150	195
3.350% due 05/04/21	8,015	8,006	Domtar Corp.
Danaher Corp.			6.750% due 02/15/44	1,141	1,241
2.400% due 09/15/20	1,480	1,463	Dow Chemical Co. (The)
DaVita HealthCare Partners, Inc.			3.500% due 10/01/24	1,392	1,360
5.000% due 05/01/25	10	9	Dresdner Funding Trust I
DCP Midstream LLC			8.151% due 06/30/31 (Þ)	350	445
6.750% due 09/15/37 (Þ)	703	762	Duke Energy Carolinas LLC
DCP Midstream Operating, LP			5.300% due 02/15/40	200	234
5.600% due 04/01/44	175	172	4.250% due 12/15/41	100	103
Delhaize America, Inc.			Duke Energy Corp.
9.000% due 04/15/31	809	1,101	3.750% due 04/15/24	1,412	1,407
Dell International LLC / EMC Corp.			Eaton Corp.
3.480% due 06/01/19 (Þ)	1,000	1,002	2.750% due 11/02/22	1,000	968
4.420% due 06/15/21 (Þ)	2,300	2,343	4.150% due 11/02/42	250	240
7.125% due 06/15/24 (Þ)	630	671	eBay, Inc.
8.350% due 07/15/46 (Þ)	5,380	6,607	2.838% due 08/01/19 (Ê)	1,725	1,728
Dell, Inc.			Ecolab, Inc.
4.625% due 04/01/21	1,007	1,018	4.350% due 12/08/21	1,494	1,550
Delta Air Lines Pass-Through Trust			Edgewell Personal Care Co.
Series 071A Class A			4.700% due 05/19/21	462	457
6.821% due 08/10/22	2,587	2,842	EI du Pont de Nemours & Co.
Series 2002-1 Class G-1			4.900% due 01/15/41	1,215	1,272
6.718% due 01/02/23	316	340	Eli Lilly & Co.
Delta Air Lines, Inc.			3.100% due 05/15/27	260	250
2.875% due 03/13/20	1,288	1,281	Embarq Corp.
Deutsche Bank AG			7.995% due 06/01/36	720	684
2.700% due 07/13/20	1,371	1,344	Energy Transfer Equity, LP
Devon Energy Corp.			Series E1PT
5.850% due 12/15/25	2,550	2,837	4.250% due 03/15/23	2,220	2,142
5.000% due 06/15/45	1,150	1,190	Energy Transfer Partners, LP
Devon Financing Co. LLC			4.050% due 03/15/25	2,330	2,251
7.875% due 09/30/31	1,100	1,464	6.050% due 06/01/41	1,718	1,734
Diageo Investment Corp.			EnLink Midstream Partners, LP
2.875% due 05/11/22	600	590	4.150% due 06/01/25	3,060	2,961
Diamond 1 Finance Corp. / Diamond 2
Finance Corp			Series C
8.100% due 07/15/36 (Þ)	1,420	1,675	6.000% due 01/31/24 (Ê)(ƒ)	2,415	2,264
			Enterprise Products Operating LLC
Diamond Offshore Drilling, Inc.			5.950% due 02/01/41	1,620	1,882
4.875% due 11/01/43	445	320
			Series A
Digital Realty Trust LP			6.066% due 08/01/66 (Ê)	1,890	1,897
Series WI
3.400% due 10/01/20	1,271	1,274	EOG Resources, Inc.
			2.450% due 04/01/20	680	671
Discovery Communications LLC			4.150% due 01/15/26	200	204
5.625% due 08/15/19	1,453	1,500
6.350% due 06/01/40	2,666	2,947	Exelon Corp.
			2.850% due 06/15/20	2,590	2,564

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 405

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Exelon Generation Co. LLC			General Motors Financial Co. , Inc.
2.950% due 01/15/20	1,351	1,346	3.500% due 07/10/19	1,156	1,163
Exxon Mobil Corp.			2.450% due 11/06/20	170	166
3.043% due 03/01/26	450	435	4.375% due 09/25/21	150	153
4.114% due 03/01/46	250	255	4.250% due 05/15/23	100	101
Farmers Exchange Capital III			Genworth Holdings, Inc.
5.454% due 10/15/54 (Ê)(Þ)	2,235	2,280	7.200% due 02/15/21	490	462
FedEx Corp.			Gilead Sciences, Inc.
4.500% due 02/01/65	1,191	1,069	2.550% due 09/01/20	3,130	3,106
Fifth Third Bank			3.650% due 03/01/26	170	168
Series BKNT			4.750% due 03/01/46	615	634
2.875% due 10/01/21	2,370	2,336	Glencore Funding LLC
First Data Corp.			2.875% due 04/16/20 (Þ)	120	119
5.375% due 08/15/23 (Þ)	500	510	4.125% due 05/30/23 (Þ)	280	279
First Niagara Financial Group, Inc.			4.000% due 03/27/27 (Þ)	820	778
6.750% due 03/19/20	1,245	1,322	Global Marine, Inc.
First Union Capital II			7.000% due 06/01/28	255	252
Series A			GLP Capital, LP / GLP Financing II, Inc.
7.950% due 11/15/29	1,575	1,991	5.375% due 11/01/23	550	569
FirstEnergy Corp.			Goldman Sachs Capital II
Series B			4.000% due 06/01/43 (Ê)(ƒ)	17	14
4.250% due 03/15/23	700	711	Goldman Sachs Group, Inc. (The)
3.900% due 07/15/27 (Þ)	770	753	5.250% due 07/27/21	1,900	2,009
Series C			3.850% due 07/08/24	1,445	1,437
7.375% due 11/15/31	1,900	2,483	4.250% due 10/21/25	1,410	1,395
4.850% due 07/15/47	180	187	3.500% due 11/16/26	590	559
Ford Motor Credit Co. LLC			4.223% due 05/01/29 (Ê)	930	919
3.157% due 08/04/20	1,750	1,742	6.750% due 10/01/37	2,311	2,798
3.200% due 01/15/21	200	198	6.250% due 02/01/41	1,100	1,324
5.875% due 08/02/21	650	692	5.150% due 05/22/45	170	176
Freeport-McMoRan, Inc.			4.750% due 10/21/45	1,000	1,014
3.550% due 03/01/22	600	581	Series 60MO
6.875% due 02/15/23	70	75	3.272% due 09/29/25 (Ê)	4,075	3,873
4.550% due 11/14/24	1,094	1,056	Series D
5.400% due 11/14/34	270	249	6.000% due 06/15/20	1,875	1,983
5.450% due 03/15/43	6,095	5,546	Series GMTN
Fresenius Medical Care US Finance II,			4.109% due 10/28/27 (Ê)	2,370	2,486
Inc.			Great Plains Energy, Inc.
5.875% due 01/31/22 (Þ)	1,239	1,321	5.292% due 06/15/22 (~)(Ê)	3,785	3,975
GE Capital International Funding Co.
Unlimited Co.			Halliburton Co.
			3.800% due 11/15/25	500	496
Series WI			4.850% due 11/15/35	700	741
4.418% due 11/15/35	1,000	955
			Harris Corp.
General Electric Co.			4.854% due 04/27/35	250	263
5.300% due 02/11/21	2,090	2,192	5.054% due 04/27/45	260	283
4.500% due 03/11/44	800	770
			HCA, Inc.
Series GMTN			5.375% due 02/01/25	160	159
5.500% due 01/08/20	50	52	4.500% due 02/15/27	70	67
3.100% due 01/09/23	679	665	5.500% due 06/15/47	4,660	4,404
6.150% due 08/07/37	583	678
6.875% due 01/10/39	1,780	2,260	Hewlett Packard Enterprise Co.
			2.100% due 10/04/19 (Þ)	2,235	2,204
General Mills, Inc.
3.150% due 12/15/21	1,398	1,386	Series WI
			Zero coupon due 10/15/35	1,159	1,220
General Motors Co.
4.875% due 10/02/23	2,420	2,493	Home Depot, Inc. (The)
6.250% due 10/02/43	650	687	2.625% due 06/01/22	1,426	1,396
5.200% due 04/01/45	1,455	1,363	Honeywell International, Inc.

See accompanying notes which are an integral part of the financial statements.

406 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.850% due 11/01/21	1,531	1,472	3.875% due 09/10/24	5,085	5,014
HSBC Bank NA			4.125% due 12/15/26	1,600	1,582
Series BKNT			4.250% due 10/01/27	210	207
5.875% due 11/01/34	2,665	3,204	6.400% due 05/15/38	548	687
HSBC Bank USA NA			4.950% due 06/01/45	700	728
Series BKNT			JPMorgan Chase Bank NA
4.875% due 08/24/20	300	310	Series BKNT
Humana, Inc.			1.650% due 09/23/19	1,302	1,282
3.150% due 12/01/22	100	99	2.648% due 02/01/21 (Ê)	6,515	6,518
3.950% due 03/15/27	330	325	Kinder Morgan Energy Partners, LP
4.625% due 12/01/42	150	151	3.500% due 03/01/21	160	160
4.950% due 10/01/44	120	126	7.500% due 11/15/40	973	1,179
4.800% due 03/15/47	30	31	Kinder Morgan, Inc.
Hyundai Capital America			4.300% due 03/01/28	950	924
2.000% due 07/01/19 (Þ)	1,235	1,216	5.550% due 06/01/45	1,475	1,502
IBM Credit LLC			KKR Group Finance Co. II LLC
1.800% due 01/20/21	1,529	1,482	5.500% due 02/01/43 (Þ)	50	52
2.619% due 01/20/21 (Ê)	4,000	4,017	KKR Group Finance Co. III LLC
Industrial & Commercial Bank of China,			5.125% due 06/01/44 (Þ)	2,505	2,508
Ltd.			Kohl's Corp.
3.231% due 11/13/19	1,448	1,444	5.550% due 07/17/45	3,175	3,051
Intel Corp.			Kraft Foods Group, Inc.
3.300% due 10/01/21	1,445	1,459	3.500% due 06/06/22	200	199
2.875% due 05/11/24	2,390	2,312	Kraft Heinz Foods Co.
3.700% due 07/29/25	150	151	4.875% due 02/15/25 (Þ)	5,634	5,861
3.734% due 12/08/47 (Þ)	108	101	5.000% due 06/04/42	80	78
International Business Machines Corp.			Series WI
1.875% due 05/15/19	1,288	1,278	3.950% due 07/15/25	10	10
International Lease Finance Corp.			3.000% due 06/01/26	380	345
5.875% due 08/15/22	1,370	1,464	5.000% due 07/15/35	1,487	1,503
International Paper Co.			5.200% due 07/15/45	150	148
8.700% due 06/15/38	1,735	2,463	Kroger Co. (The)
5.150% due 05/15/46	1,318	1,338	5.150% due 08/01/43	150	151
Jackson National Life Global Funding			4.650% due 01/15/48	1,410	1,321
2.666% due 04/27/20 (Ê)(Þ)	15,400	15,389	L Brands, Inc.
2.600% due 12/09/20 (Þ)	1,340	1,323	6.950% due 03/01/33	520	494
JC Penney Corp. , Inc.			L-3 Communications Corp.
7.400% due 04/01/37	525	347	Series WI-B
Jefferies Group LLC			5.200% due 10/15/19	1,260	1,297
6.500% due 01/20/43	1,223	1,303	Lamb Weston Holdings, Inc.
John Deere Capital Corp.			4.875% due 11/01/26 (Þ)	350	347
2.375% due 07/14/20	1,361	1,341	Land O' Lakes, Inc.
Series DMTN			6.000% due 11/15/22 (Þ)	3,660	3,934
2.350% due 01/08/21	965	948	Land O'Lakes Capital Trust I
Series mTN			7.450% due 03/15/28 (Þ)	945	1,073
2.527% due 09/08/22 (Ê)	4,245	4,265	Lennar Corp.
Johnson & Johnson			4.500% due 04/30/24	220	215
1.650% due 03/01/21	1,520	1,476	Leucadia National Corp.
2.250% due 03/03/22	2,200	2,141	5.500% due 10/18/23	1,211	1,260
3.625% due 03/03/37	350	341	Life Technologies Corp.
JPMorgan Chase & Co.			6.000% due 03/01/20	1,198	1,255
2.750% due 06/23/20	2,755	2,738
4.400% due 07/22/20	1,363	1,401	Lockheed Martin Corp.
			4.250% due 11/15/19	1,325	1,353
2.550% due 03/01/21	3,500	3,435	3.350% due 09/15/21	1,160	1,167
2.607% due 03/09/21 (Ê)	10,410	10,453	4.500% due 05/15/36	100	104
4.350% due 08/15/21	900	930
			Series 10YR

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 407

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.550% due 01/15/26	600	591	4.875% due 06/01/25	700	724
Lowe's Cos. , Inc.			Murphy Oil Corp.
3.800% due 11/15/21	1,430	1,459	5.875% due 12/01/42	130	118
LyondellBasell Industries NV			Mutual of Omaha Insurance Co.
5.750% due 04/15/24	1,247	1,351	4.297% due 07/15/54 (Ê)(Þ)	2,390	2,378
Manufacturers & Traders Trust Co.			Navient Corp.
Series BKNT			Series MTN
2.250% due 07/25/19	1,473	1,460	8.000% due 03/25/20	1,175	1,252
Marathon Petroleum Corp.			5.625% due 08/01/33	320	275
5.000% due 09/15/54	1,365	1,309	NBCUniversal Media LLC
MassMutual Global Funding II			4.375% due 04/01/21	2,335	2,417
1.950% due 09/22/20 (Þ)	6,570	6,400	NCL Corp. , Ltd.
Mattel, Inc.			4.750% due 12/15/21 (Þ)	170	173
2.350% due 05/06/19	950	931	Netflix, Inc.
McDonald's Corp.			5.875% due 02/15/25	380	390
3.700% due 01/30/26	400	399	New Albertson's, Inc.
3.500% due 03/01/27	240	234	Series MTNC
MDC Holdings, Inc.			6.625% due 06/01/28	400	307
5.625% due 02/01/20	455	468	Newell Brands, Inc.
6.000% due 01/15/43	100	93	3.150% due 04/01/21	310	307
MeadWestvaco Corp.			3.850% due 04/01/23	400	397
7.375% due 09/01/19	970	1,023	4.200% due 04/01/26	250	245
Medtronic, Inc.			5.500% due 04/01/46	3,610	3,732
Series WI			Series WI
3.500% due 03/15/25	1,000	989	5.000% due 11/15/23	3,599	3,682
Merck & Co. , Inc.			NGPL PipeCo. LLC
2.750% due 02/10/25	300	287	4.375% due 08/15/22 (Þ)	3,440	3,423
Mercury General Corp.			7.768% due 12/15/37 (Þ)	350	422
4.400% due 03/15/27	2,330	2,280	Noble Energy, Inc.
MetLife, Inc.			3.900% due 11/15/24	1,000	993
6.400% due 12/15/36	1,775	1,934	3.850% due 01/15/28	390	376
Metropolitan Life Global Funding I			5.250% due 11/15/43	100	105
2.500% due 12/03/20 (Þ)	2,000	1,968	4.950% due 08/15/47	190	192
2.561% due 01/08/21 (Ê)(Þ)	9,400	9,402	Norfolk Southern Corp.
Microsoft Corp.			Series 0006
2.875% due 02/06/24	2,453	2,392	1.800% due 02/14/20	2,580	2,537
2.700% due 02/12/25	240	230	Northrop Grumman Corp.
2.400% due 08/08/26	1,350	1,240	2.930% due 01/15/25	250	237
3.300% due 02/06/27	1,200	1,174	Series F0TZ
3.450% due 08/08/36	20	19	3.250% due 01/15/28	1,130	1,053
3.750% due 02/12/45	1,000	959	Northwest Airlines Pass-Through Trust
MidAmerican Energy Co.			Series 07-1
3.500% due 10/15/24	2,891	2,904	7.027% due 11/01/19	1,774	1,863
Morgan Stanley			NuStar Logistics LP
3.759% due 10/24/23 (Ê)	4,220	4,335	4.800% due 09/01/20	350	349
3.737% due 04/24/24 (Ê)	1,000	998	NVR, Inc.
Series GMTN			3.950% due 09/15/22	3,200	3,230
7.300% due 05/13/19	1,000	1,045	Occidental Petroleum Corp.
3.750% due 02/25/23	3,515	3,527	3.125% due 02/15/22	200	199
3.772% due 01/24/29 (Ê)	3,680	3,533	3.400% due 04/15/26	350	342
MPLX LP			3.000% due 02/15/27	870	824
3.375% due 03/15/23	750	738	4.625% due 06/15/45	200	210
4.000% due 03/15/28	930	894	4.400% due 04/15/46	150	153
4.500% due 04/15/38	2,850	2,749	4.100% due 02/15/47	1,010	990
4.700% due 04/15/48	770	726	Oracle Corp.
Series WI			1.900% due 09/15/21	1,525	1,471

See accompanying notes which are an integral part of the financial statements.

408 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.950% due 11/15/24	1,275	1,231	2.600% due 01/30/23	2,390	2,262
PACCAR Financial Corp.			Quicken Loans, Inc.
1.200% due 08/12/19	1,236	1,213	5.750% due 05/01/25 (Þ)	230	225
Pacific Gas & Electric Co.			QVC, Inc.
6.050% due 03/01/34	1,700	1,993	4.375% due 03/15/23	845	841
5.800% due 03/01/37	400	454	Qwest Capital Funding, Inc.
Pacific Life Insurance Co.			7.750% due 02/15/31	300	275
4.300% due 10/24/67 (Ê)(Þ)	1,445	1,319	Qwest Corp.
PepsiCo, Inc.			6.875% due 09/15/33	774	734
2.750% due 03/01/23	1,280	1,254	Regency Energy Partners, LP / Regency
Pepsi-Cola Metropolitan Bottling Co. ,			Energy Finance Corp.
Inc.			5.875% due 03/01/22	400	424
Series B			Reliance Holding USA, Inc.
7.000% due 03/01/29	903	1,161	4.500% due 10/19/20 (Þ)	1,238	1,261
Pfizer, Inc.			Reliance Standard Life Global Funding
1.700% due 12/15/19	1,434	1,413	II
Philip Morris International, Inc.			2.500% due 01/15/20 (Þ)	2,845	2,811
1.875% due 11/01/19	780	769	Reynolds American, Inc.
2.000% due 02/21/20	7,585	7,455	6.875% due 05/01/20	880	940
2.500% due 08/22/22	600	577	3.250% due 06/12/20	250	250
4.500% due 03/20/42	220	219	4.450% due 06/12/25	2,950	2,986
			8.125% due 05/01/40	2,415	3,365
Series 5YR			5.850% due 08/15/45	310	348
2.500% due 11/02/22	220	211	Reynolds Group Issuer, Inc. / Reynolds
Series NCD			Group Issuer LLC
2.375% due 08/17/22	3,598	3,449	5.750% due 10/15/20	339	342
Phillips 66			6.875% due 02/15/21	128	130
Series WI			Rite Aid Corp.
5.875% due 05/01/42	1,022	1,202	7.700% due 02/15/27	200	174
Plains All American Pipeline, LP / PAA
Finance Corp.			Roche Holdings, Inc.
2.600% due 12/15/19	1,378	1,364	2.875% due 09/29/21 (Þ)	1,273	1,262
PNC Bank NA			Rockies Express Pipeline LLC
2.500% due 01/22/21	1,506	1,478	5.625% due 04/15/20 (Þ)	813	842
PNC Funding Corp.			Rohm & Haas Co.
5.125% due 02/08/20	1,450	1,504	7.850% due 07/15/29	1,100	1,446
Precision Castparts Corp.			Roper Technologies, Inc.
2.500% due 01/15/23	1,448	1,399	2.800% due 12/15/21	1,270	1,241
Pricoa Global Funding I			Rowan Cos. , Inc.
2.550% due 11/24/20 (Þ)	2,210	2,179	4.875% due 06/01/22	350	324
Prime Security Services Borrower LLC /			4.750% due 01/15/24	420	361
Prime Finance, Inc.			Sabine Pass Liquefaction LLC
9.250% due 05/15/23 (Þ)	268	288	Series WI
Procter & Gamble Co. (The)			6.250% due 03/15/22	3,275	3,534
2.628% due 11/01/19 (Ê)	1,580	1,588	5.750% due 05/15/24	380	408
1.850% due 02/02/21	1,204	1,172	5.000% due 03/15/27	1,740	1,790
Progress Energy, Inc.			Safeway, Inc.
4.400% due 01/15/21	200	205	7.250% due 02/01/31	220	185
Protective Life Global Funding			Salesforce. com, Inc.
2.700% due 11/25/20 (Þ)	1,100	1,087	3.250% due 04/11/23	390	387
PSEG Power LLC			3.700% due 04/11/28	130	129
8.625% due 04/15/31	896	1,171	Santander Holdings USA, Inc.
PulteGroup, Inc.			4.500% due 07/17/25	100	101
6.000% due 02/15/35	350	357	Schlumberger Holdings Corp.
QUALCOMM, Inc.			4.000% due 12/21/25 (Þ)	300	300
Series 0002			Sealed Air Corp.
4.300% due 05/20/47	3,105	2,789	6.875% due 07/15/33 (Þ)	430	479
Series 000A			Select Income REIT

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 409

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.250% due 05/15/24	1,510	1,459	Time Warner Entertainment Co. , LP
Sempra Energy			8.375% due 03/15/23	1,057	1,245
3.400% due 02/01/28	630	594	Time Warner, Inc.
Sherwin-Williams Co.			4.875% due 03/15/20	1,295	1,338
2.250% due 05/15/20	1,925	1,892	4.750% due 03/29/21	3,360	3,493
Sierra Pacific Power Co.			3.800% due 02/15/27	330	319
Series WI			TJX Cos. , Inc. (The)
2.600% due 05/01/26	1,246	1,152	2.750% due 06/15/21	1,485	1,476
Southern Natural Gas Co. LLC /			2.250% due 09/15/26	90	80
Southern Natural Issuing Corp.			Toll Brothers Finance Corp.
4.400% due 06/15/21	1,870	1,915	4.375% due 04/15/23	160	160
Southwest Airlines Co.			Toyota Motor Credit Corp.
2.650% due 11/05/20	1,800	1,777	Series GMTN
Southwestern Energy Co.			2.800% due 07/13/22	1,305	1,283
6.450% due 01/23/25	182	178	Transcontinental Gas Pipe Line Co. LLC
Sprint Capital Corp.			4.000% due 03/15/28 (Þ)	1,260	1,221
6.875% due 11/15/28	1,651	1,684	Series WI
8.750% due 03/15/32	1,250	1,434	7.850% due 02/01/26	800	976
Sprint Spectrum Co. LLC / Sprint
Spectrum Co II LLC / Sprint Spectrum			Transocean, Inc.
Co III LLC			6.800% due 03/15/38	560	470
Series A-1			Tyson Foods, Inc.
3.360% due 09/20/21 (Þ)	175	174	3.950% due 08/15/24	1,423	1,419
Sprint Spectrum Co. LLC / Sprint			Unilever Capital Corp.
Spectrum Co. II LLC / Sprint			1.375% due 07/28/21	1,488	1,409
Spectrum Co. III LLC			Union Pacific Railroad Co. Pass-Through
4.738% due 03/20/25 (Þ)	2,975	3,004	Trust
Starbucks Corp.			Series 06-1
2.200% due 11/22/20	1,499	1,473	5.866% due 07/02/30	682	746
Sunoco Logistics Partners Operations,			United Parcel Service, Inc.
LP			2.500% due 04/01/23	190	183
5.400% due 10/01/47	1,370	1,290	2.800% due 11/15/24	1,511	1,445
Symantec Corp.			3.050% due 11/15/27	130	123
3.950% due 06/15/22	700	700	United Rentals NA, Inc.
Sysco Corp.			5.750% due 11/15/24	380	393
2.500% due 07/15/21	1,448	1,413	United Technologies Corp.
Talen Energy Supply LLC			1.950% due 11/01/21	1,463	1,398
4.600% due 12/15/21	531	451	3.100% due 06/01/22	1,000	989
Taylor Morrison Communities, Inc. /			4.500% due 06/01/42	200	195
Taylor Morrison Holdings II, Inc.			UnitedHealth Group, Inc.
5.625% due 03/01/24 (Þ)	700	700	2.700% due 07/15/20	1,776	1,768
Teachers Insurance & Annuity
Association of America			3.875% due 10/15/20	100	102
4.900% due 09/15/44 (Þ)	400	428	2.875% due 12/15/21	240	237
4.375% due 09/15/54 (Ê)(Þ)	200	196	5.700% due 10/15/40	400	482
Tenet Healthcare Corp.			Universal Health Services, Inc.
6.875% due 11/15/31	461	422	4.750% due 08/01/22 (Þ)	1,330	1,343
Tennessee Gas Pipeline Co. LLC			Univision Communications, Inc.
8.375% due 06/15/32	3,065	3,846	5.125% due 02/15/25 (Þ)	380	351
Thermo Fisher Scientific, Inc.			US Airways Pass-Through Trust
2.950% due 09/19/26	1,329	1,229	Series 2012-1 Class A
TIAA Asset Management Finance Co.			5.900% due 10/01/24	2,173	2,357
LLC			Series A Class A
2.950% due 11/01/19 (Þ)	230	229	7.125% due 10/22/23	2,016	2,249
Time Warner Cable LLC			US Bank
4.125% due 02/15/21	1,000	1,009	Series BKNT
7.300% due 07/01/38	1,430	1,699	3.150% due 04/26/21	8,755	8,763
5.875% due 11/15/40	540	553	US Bank NA

See accompanying notes which are an integral part of the financial statements.

410 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series BKNT			2.500% due 03/04/21	2,895	2,835
2.125% due 10/28/19	1,263	1,251	3.365% due 03/04/21 (Ê)	4,000	4,100
Valeant Pharmaceuticals International			4.600% due 04/01/21	1,500	1,552
9.250% due 04/01/26 (Þ)	110	112	3.069% due 01/24/23	1,510	1,469
Valeant Pharmaceuticals International,			3.589% due 10/31/23 (Ê)	9,430	9,632
Inc.			3.000% due 04/22/26	2,000	1,845
9.000% due 12/15/25 (Þ)	480	486	3.000% due 10/23/26	1,670	1,535
Valero Energy Corp.			4.400% due 06/14/46	160	150
10.500% due 03/15/39	800	1,311	4.750% due 12/07/46	1,270	1,245
Verizon Communications, Inc.			Series GMTN
2.948% due 06/17/19 (Ê)	2,550	2,567	2.600% due 07/22/20	2,045	2,024
4.600% due 04/01/21	440	457	4.300% due 07/22/27	2,160	2,131
1.750% due 08/15/21	1,465	1,396	4.900% due 11/17/45	1,700	1,719
3.500% due 11/01/24	30	29	Wells Fargo Bank NA
2.625% due 08/15/26	150	135	1.750% due 05/24/19	1,475	1,461
4.500% due 08/10/33	1,110	1,088	Western Gas Partners, LP
5.250% due 03/16/37	3,035	3,150	4.650% due 07/01/26	240	241
5.500% due 03/16/47	50	53	Western Union Co. (The)
Series WI			6.200% due 11/17/36	1,191	1,225
2.946% due 03/15/22	120	118	Westlake Chemical Corp.
3.376% due 02/15/25	2,185	2,121	Series WI
4.672% due 03/15/55	5,180	4,727	4.875% due 05/15/23	1,165	1,194
Viacom, Inc.			Williams Cos. , Inc. (The)
3.875% due 04/01/24	150	147	3.700% due 01/15/23	1,071	1,036
6.250% due 02/28/57 (Ê)	5,705	5,785	5.750% due 06/24/44	385	401
Virginia Electric & Power Co.			Williams Partners, LP
Series B			5.250% due 03/15/20	190	197
2.950% due 11/15/26	3,350	3,143	3.600% due 03/15/22	1,000	991
Series C			4.300% due 03/04/24	845	848
4.000% due 11/15/46	1,165	1,131	5.800% due 11/15/43	1,070	1,141
Visa, Inc.			Wyndham Worldwide Corp.
2.200% due 12/14/20	1,500	1,478	4.150% due 04/01/24	1,408	1,398
3.150% due 12/14/25	1,000	974	XPO Logistics, Inc.
4.300% due 12/14/45	1,460	1,510	3.920% due 02/23/25 (Ê)	959	964
Volkswagen Group of America Finance
LLC			Yum! Brands, Inc.
2.450% due 11/20/19 (Þ)	2,425	2,397	3.875% due 11/01/23	850	814
Wachovia Capital Trust II			ZF NA Capital, Inc.
2.848% due 01/15/27 (Ê)	2,745	2,580	4.750% due 04/29/25 (Þ)	620	630
Walgreens Boots Alliance, Inc.					993,056
2.700% due 11/18/19	1,348	1,343	International Debt - 9.8%
3.450% due 06/01/26	471	441	1011778 B. C. Unlimited Liability Co. /
			New Red Finance, Inc.
Wal-Mart Stores, Inc.			5.000% due 10/15/25 (Þ)	240	231
1.900% due 12/15/20	1,505	1,473	1011778 B. C. Unlimited Liability Co.
Walt Disney Co. (The)			1st Lien Term Loan B
2.215% due 06/05/20 (Ê)	6,000	6,015	4.151% due 02/17/24 (Ê)	956	958
2.750% due 08/16/21	1,471	1,460	ABN AMRO Bank NV
Washington Prime Group, LP			1.800% due 09/20/19 (Þ)	1,310	1,288
5.950% due 08/15/24	1,367	1,283	4.750% due 07/28/25 (Þ)	400	405
Waste Management, Inc.			Series REGS
3.500% due 05/15/24	1,200	1,190	1.800% due 09/20/19	200	197
WEA Finance LLC / Westfield UK &			Abu Dhabi Government International
Europe Finance PLC			Bond
2.700% due 09/17/19 (Þ)	1,271	1,263	Series C
3.250% due 10/05/20 (Þ)	1,025	1,020	2.500% due 10/11/22 (Þ)	1,030	985
Wells Fargo & Co.			Actavis Funding SCS
3.045% due 12/07/20 (Ê)	3,670	3,729	3.000% due 03/12/20 (Þ)	1,355	1,346

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 411

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.450% due 03/15/22	250	246	Banco de Bogota SA
3.800% due 03/15/25	1,100	1,054	Series EMTQ
4.550% due 03/15/35	50	47	4.375% due 08/03/27 (Þ)	1,424	1,355
4.750% due 03/15/45	41	39	Banco Santander SA
ACWA Power Management and			3.459% due 04/12/23 (Ê)	200	201
Investments One, Ltd.			3.848% due 04/12/23	3,000	2,976
5.950% due 12/15/39 (Þ)	1,450	1,469	4.379% due 04/12/28	2,060	2,034
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust			Bancolombia SA
3.300% due 01/23/23	1,750	1,691	5.950% due 06/03/21	3,933	4,144
AerCap Ireland Capital, Ltd. / AerCap			Banistmo SA
Global Aviation Trust			Series MTQ0
Series WI			3.650% due 09/19/22 (Þ)	1,292	1,234
3.750% due 05/15/19	400	403	Bank of Baroda NY
5.000% due 10/01/21	150	156	4.875% due 07/23/19 (Þ)	1,426	1,446
Alcoa Nederland Holding BV			Bank of China Hong Kong, Ltd.
7.000% due 09/30/26 (Þ)	300	327	5.550% due 02/11/20 (Þ)	1,401	1,443
Alibaba Group Holding, Ltd.			Bank of Montreal
Series WI			1.500% due 07/18/19	1,311	1,291
2.500% due 11/28/19	1,299	1,289	2.100% due 12/12/19	1,465	1,446
Alimentation Couche-Tard, Inc.			1.900% due 08/27/21	1,535	1,469
3.550% due 07/26/27 (Þ)	1,287	1,217	Bank of Nova Scotia (The)
Ambac LSNI LLC			1.650% due 06/14/19	1,436	1,418
6.811% due 02/12/23 (Ê)(Þ)	13,711	13,849	2.767% due 06/14/19 (Ê)	7,500	7,541
America Movil SAB de CV			Series BKNT
5.000% due 10/16/19	1,390	1,429	2.500% due 01/08/21	1,140	1,120
5.000% due 03/30/20	3,091	3,183	2.450% due 09/19/22	1,965	1,887
Anglo American Capital PLC			Banque Federative du Credit Mutuel
3.625% due 05/14/20 (Þ)	2,090	2,121	2.200% due 07/20/20 (Þ)	240	235
3.750% due 04/10/22 (Þ)	380	376	Barclays Bank PLC
3.625% due 09/11/24 (Þ)	550	525	6.278% due 12/29/49 (Ê)(ƒ)	215	236
4.750% due 04/10/27 (Þ)	250	250	BAT International Finance PLC
ArcelorMittal			2.750% due 06/15/20 (Þ)	1,354	1,339
5.500% due 08/05/20	1,089	1,128	BBVA Bancomer SA
5.750% due 03/01/21	525	550	6.750% due 09/30/22 (Þ)	2,575	2,791
6.500% due 02/25/22	360	388	Bharti Airtel, Ltd.
Argentine Republic Government			4.375% due 06/10/25 (Þ)	730	697
International Bond
4.625% due 01/11/23	640	611	BHP Billiton Finance USA, Ltd.
6.875% due 01/11/48	1,470	1,306	2.875% due 02/24/22	49	48
Aristocrat International Pty, Ltd. 1st Lien			5.000% due 09/30/43	300	337
Term Loan B			6.750% due 10/19/75 (Ê)(Þ)	1,600	1,784
4.359% due 10/19/24 (~)(Ê)	20	20	Bluemountain CLO , Ltd.
Aristocrat International Pty, Ltd. Term			Series 2017-2A Class A1R
Loan B2			2.539% due 10/22/30 (Ê)(Þ)	2,380	2,390
4.359% due 10/20/21 (Ê)	915	920	BNP Paribas
AstraZeneca PLC			4.625% due 03/13/27 (Þ)	450	450
1.950% due 09/18/19	1,385	1,369	BNP Paribas SA
2.375% due 11/16/20	3,035	2,984	3.500% due 03/01/23 (Þ)	2,180	2,150
2.375% due 06/12/22	2,545	2,439	3.375% due 01/09/25 (Þ)	1,880	1,798
Athene Holding, Ltd.			BOC Aviation, Ltd.
4.125% due 01/12/28	3,695	3,455	3.000% due 03/30/20 (Þ)	1,291	1,277
Australia & New Zealand Banking
Group, Ltd.			Bombardier, Inc.
2.385% due 08/19/20 (Ê)(Þ)	3,526	3,545	7.450% due 05/01/34 (Þ)	200	202
			BP Capital Markets PLC
Bacardi, Ltd.			3.245% due 05/06/22	100	100
4.700% due 05/15/28 (Þ)	1,640	1,630
5.300% due 05/15/48 (Þ)	2,310	2,271	3.216% due 11/28/23	3,860	3,802
			3.119% due 05/04/26	800	765

See accompanying notes which are an integral part of the financial statements.

412 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series EN1I			4.500% due 04/01/25	1,093	1,058
1.768% due 09/19/19	1,429	1,407	Deutsche Telekom International Finance
Braskem Netherlands Finance BV			BV
3.500% due 01/10/23 (Þ)	2,590	2,444	6.000% due 07/08/19	1,353	1,402
4.500% due 01/10/28 (Þ)	1,635	1,533	2.820% due 01/19/22 (Þ)	160	156
Brazilian Government International Bond			DNB Nor Bank ASA
5.625% due 01/07/41	2,360	2,243	2.020% due 02/10/20 (Ê)(~)	4,000	3,997
British Telecommunications PLC			Dryden 37 Senior Loan Fund
9.125% due 12/15/30	200	287	Series 2017-37A Class AR
Brookfield Finance LLC			2.820% due 01/15/31 (Ê)(Þ)	8,387	8,414
4.000% due 04/01/24	1,406	1,399	Dryden XXVIII Senior Loan Fund
Brookfield Finance, Inc.			Series 2017-28A Class A1LR
4.250% due 06/02/26	1,495	1,475	3.039% due 08/15/30 (Ê)(Þ)	6,071	6,081
Canadian Imperial Bank of Commerce			Ecopetrol SA
2.314% due 05/29/19 (Ê)(~)	6,000	6,008	5.875% due 05/28/45	1,710	1,649
Series BKNT			Egypt Government International Bond
2.100% due 10/05/20	1,434	1,399	5.577% due 02/21/23 (Þ)	550	552
Canadian Oil Sands, Ltd.			Empresa Electrica Angamos SA
7.750% due 05/15/19 (Þ)	2,590	2,697	4.875% due 05/25/29 (Þ)	1,396	1,347
4.500% due 04/01/22 (Þ)	3,740	3,766	Enbridge, Inc.
CBQ Finance, Ltd.			3.700% due 07/15/27	1,574	1,482
7.500% due 11/18/19 (Þ)	1,316	1,374	Enel Finance International NV
CDP Financial, Inc.			Series 658A
5.600% due 11/25/39 (Þ)	1,780	2,243	3.500% due 04/06/28 (Þ)	1,321	1,222
Cenovus Energy, Inc.			Ensco PLC
6.750% due 11/15/39	640	726	4.500% due 10/01/24	475	387
Series WI			Series WI
4.250% due 04/15/27	3,720	3,573	8.000% due 01/31/24	203	201
Colombia Government International			Equate Petrochemical BV
Bond			4.250% due 11/03/26 (Þ)	460	447
5.625% due 02/26/44	1,720	1,844	ESAL GmbH
Commonwealth Bank of Australia			6.250% due 02/05/23 (Þ)	2,420	2,305
5.000% due 10/15/19 (Þ)	200	206	Fairfax Financial Holdings, Ltd.
3.900% due 07/12/47 (Þ)	700	661	4.850% due 04/17/28 (Þ)	1,495	1,471
Cooperatieve Rabobank UA			Four Seasons Hotels, Ltd. 1st Lien Term
4.750% due 01/15/20 (Þ)	610	627	Loan B
4.625% due 12/01/23	900	921	3.901% due 06/27/20 (Ê)	959	965
4.375% due 08/04/25	2,600	2,586	Gazprom Capital SA
11.000% due 06/29/49 (Ê)(ƒ)(Þ)	400	432	3.850% due 02/06/20 (Þ)	1,456	1,446
			GE Capital International Funding Co.
Credit Agricole SA			Unlimited Co
3.250% due 10/04/24 (Þ)	3,825	3,635
4.000% due 01/10/33 (Ê)(Þ)	4,585	4,293	Series WI
			2.342% due 11/15/20	1,295	1,266
8.375% due 10/29/49 (Ê)(ƒ)(Þ)	600	638	3.373% due 11/15/25	3,330	3,177
Credit Suisse Group AG
3.869% due 01/12/29 (Ê)(Þ)	4,080	3,868	GlaxoSmithKline Capital PLC
6.250% due 12/31/49 (Ê)(ƒ)(Þ)	2,815	2,883	2.850% due 05/08/22	400	394
Credit Suisse Group Funding Guernsey,			Greenwood Park CLO, Ltd.
Ltd.			Series 2018-1A Class A2
Series WI			3.035% due 04/15/31 (Ê)(Þ)	3,133	3,127
4.875% due 05/15/45	1,000	1,031	Grupo Bimbo SAB de CV
Danone SA			5.950% due 12/31/99 (Ê)(ƒ)(Þ)	2,520	2,522
1.691% due 10/30/19 (Þ)	1,190	1,166	HSBC Bank PLC
2.077% due 11/02/21 (Þ)	750	718	7.650% due 05/01/25	2,460	2,905
2.589% due 11/02/23 (Þ)	1,120	1,055	Series 1M
Danske Bank A/S			2.125% due 06/29/49 (Ê)(ƒ)	4,500	3,925
2.527% due 03/02/20 (Ê)(Þ)	4,600	4,621	HSBC Holdings PLC
Deutsche Bank AG			3.400% due 03/08/21	2,000	2,005

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 413

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.250% due 08/18/25	1,000	988	Lloyds TSB Bank PLC
3.900% due 05/25/26	1,160	1,145	6.500% due 09/14/20 (Þ)	1,175	1,252
6.250% due 12/31/99 (Ê)(ƒ)	710	722	Lukoil International Finance BV
6.500% due 12/31/99 (Ê)(ƒ)	710	722	6.125% due 11/09/20 (Þ)	2,480	2,578
Hutchison Whampoa International, Ltd.			4.563% due 04/24/23 (Þ)	1,315	1,303
5.750% due 09/11/19 (Þ)	1,368	1,417	LYB International Finance BV
ICICI Bank, Ltd. /Dubai			4.000% due 07/15/23	1,444	1,456
4.800% due 05/22/19 (Þ)	1,418	1,436	Majapahit Holding BV
Indonesia Government International			Series REGS
Bond			7.750% due 01/20/20	380	406
3.500% due 01/11/28	440	412
5.125% due 01/15/45 (Þ)	410	415	Marks And Spencer PLC
5.250% due 01/08/47 (Þ)	200	207	7.125% due 12/01/37 (Þ)	1,060	1,191
4.350% due 01/11/48	490	456	Medtronic Global Holdings SCA
			3.350% due 04/01/27	560	544
Series DmtN
3.850% due 07/18/27 (Þ)	200	193	Mexico Generadora de Energia S de rl
			5.500% due 12/06/32 (Þ)	1,204	1,233
Series REGS
3.750% due 04/25/22	1,380	1,375	Mexico Government International Bond
5.125% due 01/15/45	400	405	4.600% due 02/10/48	2,780	2,545
			Mitsubishi UFJ Financial Group, Inc.
ING Bank NV			2.998% due 02/22/22	310	305
1.650% due 08/15/19 (Þ)	1,490	1,464	Mondelez International Holdings
2.500% due 10/01/19 (Þ)	240	238	Netherlands BV
5.800% due 09/25/23 (Þ)	5,165	5,551	1.625% due 10/28/19 (Þ)	1,194	1,170
Intesa Sanpaolo SpA			Myriad International Holdings BV
3.375% due 01/12/23 (Þ)	1,590	1,540	6.000% due 07/18/20 (Þ)	1,332	1,399
5.017% due 06/26/24 (Þ)	1,800	1,761	4.850% due 07/06/27 (Þ)	750	754
5.710% due 01/15/26 (Þ)	200	201	National Australia Bank, Ltd.
3.875% due 01/12/28 (Þ)	2,180	2,038	2.184% due 05/14/19 (Ê)(Þ)	5,000	5,002
Intesa Sanpaolo Vita SpA			2.250% due 07/01/19 (Þ)	1,465	1,455
3.125% due 07/14/22 (Þ)	500	482	1.375% due 07/12/19	1,490	1,465
3.875% due 07/14/27 (Þ)	640	601	2.414% due 05/22/20 (Ê)(Þ)	3,100	3,117
Inversiones CMPC SA			National Bank of Canada
4.500% due 04/25/22 (Þ)	1,128	1,151	1.750% due 05/08/19 (Ê)(~)	4,000	3,997
Itau CorpBanca SA			Series 575
3.875% due 09/22/19 (Þ)	1,380	1,396	2.150% due 06/12/20	1,385	1,358
KazMunajGaz			Nigeria Government International Bond
6.375% due 10/24/48 (Þ)	250	255	7.143% due 02/23/30 (Þ)	320	327
Kenya Government International Bond			Nigeria Government International Bonds
7.250% due 02/28/28 (Þ)	250	258	6.500% due 11/28/27 (Þ)	300	302
Series REGS			Noble Holding International, Ltd.
6.875% due 06/24/24	420	435	7.950% due 04/01/25	240	215
Kookmin Bank			5.250% due 03/15/42	150	99
1.625% due 08/01/19 (Þ)	1,564	1,531	8.950% due 04/01/45	425	366
Korea Gas Corp.			Nokia OYJ
2.750% due 07/20/22 (Þ)	2,700	2,592	6.625% due 05/15/39	4,413	4,600
Kuwait International Government Bond			Nordea Bank AB
Series 000Q			2.454% due 05/29/20 (Ê)(Þ)	2,200	2,210
3.500% due 03/20/27 (Þ)	1,050	1,010	4.875% due 05/13/21 (Þ)	600	620
Lions Gate Entertainment Corp. Term			NOVA Chemicals Corp.
Loan B			5.250% due 06/01/27 (Þ)	2,160	2,079
4.148% due 03/19/25 (~)(Ê)	197	197
			Numericable Group SA Term Loan B12
Lloyds Banking Group PLC			5.348% due 01/05/26 (Ê)	692	681
2.907% due 11/07/23 (Ê)	3,400	3,273
4.500% due 11/04/24	600	600	Nutrien, Ltd.
4.375% due 03/22/28	671	667	7.125% due 05/23/36	964	1,244
3.574% due 11/07/28 (Ê)	200	186	NXP BV / NXP Funding LLC
6.657% due 12/31/49 (Ê)(ƒ)(Þ)	607	657	4.625% due 06/15/22 (Þ)	2,410	2,428

See accompanying notes which are an integral part of the financial statements.

414 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
OCP SA			Saudi Arabia Government International
4.500% due 10/22/25 (Þ)	330	317	Bond
			4.000% due 04/17/25 (Þ)	3,710	3,657
Park Aerospace Holdings, Ltd.			4.500% due 04/17/30 (Þ)	2,420	2,387
5.250% due 08/15/22 (Þ)	500	497
Pernod Ricard SA			Schlumberger Norge AS
4.450% due 01/15/22 (Þ)	580	600	4.200% due 01/15/21 (Þ)	500	512
5.500% due 01/15/42 (Þ)	150	169	Shackleton CLO, Ltd.
Peru Government International Bond			Series 2016-9A Class A
6.550% due 03/14/37	10	13	2.863% due 10/20/28 (Ê)(Þ)	3,181	3,197
5.625% due 11/18/50	660	771	Shell International Finance BV
Petrobras Global Finance BV			4.375% due 03/25/20	100	103
6.250% due 03/17/24	130	137	2.250% due 11/10/20	1,300	1,281
5.299% due 01/27/25 (Þ)	5,365	5,272	2.875% due 05/10/26	220	209
7.375% due 01/17/27	70	75	4.375% due 05/11/45	1,000	1,035
Petroleos Mexicanos			4.000% due 05/10/46	1,080	1,053
3.500% due 01/30/23	570	538	Shinhan Bank Co. , Ltd.
Series WI			2.250% due 04/15/20 (Þ)	1,211	1,183
5.375% due 03/13/22	2,830	2,927	Shire Acquisitions Investments Ireland
6.875% due 08/04/26	780	835	1.900% due 09/23/19	4,275	4,199
5.625% due 01/23/46	1,390	1,184	Siemens Financieringsmaatschappij NV
			2.150% due 05/27/20 (Þ)	1,303	1,281
Province of Quebec Canada			Sinopec Group Overseas Development,
2.642% due 07/21/19 (Ê)	3,380	3,389	Ltd.
Provincia de Buenos Aires			4.375% due 04/10/24 (Þ)	530	538
6.500% due 02/15/23 (Þ)	450	456
7.875% due 06/15/27 (Þ)	400	406	Smurfit Kappa Treasury Funding, Ltd.
			7.500% due 11/20/25	665	798
PT Pertamina (Persero)			SoftBank Group Corp.
4.300% due 05/20/23 (Þ)	2,715	2,714	4.500% due 04/15/20 (Þ)	1,035	1,062
Qatar Government International Bond			Sound Point CLO, Ltd.
5.103% due 04/23/48 (Þ)	1,080	1,070	Series 2018-1A Class A
Reckitt Benckiser Treasury Services PLC			1.000% due 04/15/31 (Ê)(Š)(Þ)	6,000	6,000
2.846% due 06/24/22 (Ê)(Þ)	3,700	3,694
Republic of Argentina Government			Southern Copper Corp.
International Bond			6.750% due 04/16/40	60	72
5.625% due 01/26/22	2,660	2,683	5.250% due 11/08/42	2,170	2,231
Republic of Ecuador Government			Standard Chartered PLC
International Bond			5.700% due 03/26/44 (Þ)	1,400	1,548
7.875% due 01/23/28 (Þ)	500	443	7.014% due 12/30/49 (Ê)(ƒ)(Þ)	385	435
Republic of Poland Government			Sumitomo Mitsui Banking Corp.
International Bond			2.092% due 10/18/19	1,307	1,288
5.125% due 04/21/21	2,300	2,427
			Series YCD
Royal Bank of Canada			2.299% due 05/15/19 (Ê)(~)	6,000	6,015
2.150% due 10/26/20	350	342
			Sumitomo Mitsui Financial Group, Inc.
Series GMTN			Series 5FXD
2.125% due 03/02/20	3,055	3,005	2.058% due 07/14/21	450	432
2.397% due 03/02/20 (Ê)	6,715	6,733
2.150% due 03/06/20	1,424	1,402	Suncor Energy, Inc.
3.200% due 04/30/21	400	400	3.600% due 12/01/24	1,468	1,447
			Svenska Handelsbanken AB
Royal Bank of Scotland Group PLC			2.315% due 06/07/19 (Ê)(~)	3,250	3,254
6.400% due 10/21/19	1,000	1,046	2.250% due 06/17/19	1,471	1,461
6.125% due 12/15/22	500	530
3.875% due 09/12/23	3,555	3,494	Syngenta Finance NV
5.125% due 05/28/24	1,500	1,523	3.933% due 04/23/21 (Þ)	590	589
7.648% due 09/30/49 (Ê)(ƒ)	350	439	Teck Resources, Ltd.
			4.500% due 01/15/21	782	790
Sanofi			6.125% due 10/01/35	554	589
4.000% due 03/29/21	1,353	1,389	6.250% due 07/15/41	220	233
Santander UK PLC
2.375% due 03/16/20	210	207	Telecom Italia Capital SA
			7.175% due 06/18/19	1,700	1,766

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 415

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.721% due 06/04/38	123	148	Voya CLO, Ltd.
Telefonaktiebolaget LM Ericsson			3.809% due 10/20/27 (Ê)(Þ)	5,690	5,707
4.125% due 05/15/22	672	665	Series 2017-2A Class A1R
Telefonica Emisiones SAU			3.603% due 04/17/30 (Ê)(Þ)	9,480	9,493
5.877% due 07/15/19	1,401	1,449	Weatherford International, Ltd.
5.134% due 04/27/20	250	260	6.500% due 08/01/36	262	199
5.213% due 03/08/47	250	260	6.750% due 09/15/40	315	241
Tencent Holdings, Ltd.			Weatherford International, Ltd. /Bermuda
2.875% due 02/11/20 (Þ)	1,463	1,454	7.000% due 03/15/38	128	100
Tesco PLC			Westpac Banking Corp.
6.150% due 11/15/37 (Þ)	524	561	2.300% due 05/26/20	70	69
Teva Pharmaceutical Finance Co. BV			2.366% due 09/01/20 (Ê)(Þ)	3,400	3,410
3.650% due 11/10/21	250	232	2.600% due 11/23/20	410	404
2.950% due 12/18/22	160	140	Woori Bank
Teva Pharmaceutical Finance			5.875% due 04/13/21 (Þ)	1,195	1,263
Netherlands III BV			Ziggo Secured Finance Partnership 1st
1.700% due 07/19/19	150	146	Lien Term Loan E
2.200% due 07/21/21	880	794	4.397% due 04/27/25 (Ê)	209	208
2.800% due 07/21/23	70	59			480,797
3.150% due 10/01/26	2,165	1,724	Loan Agreements - 0.9%
Toronto-Dominion Bank (The)			Air Medical Group Holdings, Inc. 1st
2.250% due 11/05/19	1,386	1,374	Lien Term Loan B
2.700% due 05/01/20 (Ê)	6,150	6,058	5.128% due 04/28/22 (Ê)	468	470
2.125% due 04/07/21	2,130	2,067	Albertson's LLC Term Loan B4
Total Capital International SA			4.651% due 08/25/21 (Ê)	458	454
2.750% due 06/19/21	1,417	1,404	Albertson's LLC Term Loan B6
Total Capital SA			4.956% due 06/22/23 (Ê)	497	492
4.250% due 12/15/21	1,343	1,388	American Airlines, Inc. Term Loan B
Transocean, Inc.			3.900% due 06/27/20 (Ê)	510	511
7.500% due 04/15/31	463	428	American Axle & Manufacturing, Inc.
UBS AG			1st Lien Term Loan B
2.450% due 12/01/20 (Þ)	4,125	4,038	4.150% due 04/06/24 (Ê)	725	729
			American Builders Contractors Co. , Inc.
UBS Group Funding Switzerland AG			1st Lien Term Loan B2
3.491% due 05/23/23 (Þ)	1,000	982	3.901% due 10/31/23 (Ê)	950	952
4.125% due 09/24/25 (Þ)	500	497	Aramark Services, Inc. 1st Lien Term
4.253% due 03/23/28 (Þ)	1,250	1,241	Loan B1
Unitymedia Finance LLC 1st Lien Term			3.901% due 03/07/25 (Ê)	898	903
Loan D			Avolon LLC Term Loan B
4.147% due 01/15/26 (Ê)	580	579	4.147% due 03/20/22 (Ê)	963	965
Vale Overseas, Ltd.			Beacon Roofing Supply, Inc. Term Loan
6.875% due 11/21/36	2,300	2,667	B
6.875% due 11/10/39	1,010	1,179	4.128% due 01/02/25 (Ê)	957	962
Valeant Pharmaceuticals International,			Berry Plastics Group, Inc. 1st Lien Term
Inc.			Loan Q
5.875% due 05/15/23 (Þ)	680	622	3.899% due 10/01/22 (Ê)	875	880
Validus Holdings, Ltd.			Berry Plastics Group, Inc. 1st Lien Term
8.875% due 01/26/40	2,563	3,867	Loan R
Virgin Media Bristol LLC 1st Lien Term			3.897% due 01/19/24 (Ê)	82	83
Loan K			Boyd Gaming Corp. Term Loan B
4.397% due 01/15/26 (Ê)	956	960	4.244% due 09/15/23 (Ê)	346	348
Virgin Media Secured Finance PLC			Caesars Resort Collection LLC 1st Lien
5.250% due 01/15/21	450	460	Term Loan B
			4.651% due 12/22/24 (Ê)	961	968
Vodafone Group PLC			Catalent Pharma Solutions, Inc. Term
5.450% due 06/10/19	2,391	2,455	Loan B
7.875% due 02/15/30	2,705	3,449	4.151% due 05/20/21 (Ê)	591	594
6.250% due 11/30/32	750	853	CenturyLink, Inc. Term Loan B
6.150% due 02/27/37	905	1,028	4.651% due 01/31/25 (Ê)	318	313

See accompanying notes which are an integral part of the financial statements.

416 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Change Healthcare Holdings LLC 1st			Prime Security Services Borrower LLC
Lien Term Loan B			Term Loan B1
4.651% due 03/01/24 (Ê)	1,338	1,344	4.651% due 05/02/22 (Ê)	907	913
Charter Communications Operating LLC			Quikrete Holdings, Inc. 1st Lien Term
1st Lien Term Loan B			Loan B
3.910% due 04/30/25 (Ê)	965	968	4.651% due 11/15/23 (Ê)	1,175	1,180
CityCenter Holdings, LLC Term Loan B			Reynolds Group Holdings, Inc. 1st Lien
4.401% due 04/18/24 (Ê)	532	534	Term Loan B
CSC Holdings, LLC 1st Lien Term Loan			4.651% due 02/05/23 (Ê)	961	967
4.147% due 07/17/25 (Ê)	1,029	1,025	RPI Finance Trust Term Loan B
			4.302% due 03/27/23 (Ê)	958	962
CWGS Group LLC Term Loan B			Scientific Games International, Inc. 1st
4.641% due 11/08/23 (Ê)	504	506
Dell International LLC 1st Lien Term			Lien Term Loan B5
			4.651% due 08/14/24 (Ê)	181	182
Loan B			Scientific Games International, Inc. , 1st
3.910% due 09/07/23 (Ê)	1,195	1,198	Lien Term Loan B5
First Data Corp. 1st Lien Term Loan			4.744% due 08/14/24	762	766
4.147% due 04/26/24 (Ê)	1,097	1,100	Seattle SpinCo, Inc. Term Loan B3
Golden Nugget, Inc. 1st Lien Term Loan			4.651% due 06/21/24 (Ê)	101	100
4.648% due 10/04/23 (Ê)	939	946	ServiceMaster Co. LLC 1st Lien Term
HCA, Inc. Term Loan B10			Loan B
3.901% due 03/07/25 (Ê)	957	966	4.401% due 11/07/23 (Ê)	239	241
Hilton Worldwide Finance LLC Term			Sinclair Television Group, Inc. 1st Lien
Loan B2			Term Loan B
3.647% due 10/25/23 (Ê)	964	971	4.855% due 12/12/24 (~)(Ê)	880	884
Jaguar Holding Co. II Term Loan			Station Casinos LLC 1st Lien Term
4.401% due 2022	456	459	Loan B
4.802% due 08/18/22 (Ê)	503	505	4.410% due 06/08/23 (Ê)	136	136
			Sungard Availability Services Capital,
Level 3 Financing, Inc. Term Loan B			Inc. 1st Lien Term Loan B
4.148% due 02/22/24 (Ê)	1,082	1,087	11.901% due 10/01/22 (Ê)	1,135	1,124
M A Finance Co. LLC 1st Lien Term			SunGard Availability Services Capital,
Loan B			Inc. Term Loan B
4.651% due 06/21/24 (Ê)	15	15	8.901% due 09/17/21 (Ê)	476	435
MacDermid, Inc. Term Loan B			Trans Union LLC 1st Lien Term Loan B3
4.901% due 06/07/23 (Ê)	2,162	2,177	3.901% due 04/09/23 (Ê)	1,154	1,156
MGM Growth Properties Operating			Unitymedia Finance LLC 1st Lien Term
Partnership, LP Term Loan B			Loan B
3.901% due 04/25/23 (Ê)	1,102	1,107	4.147% due 09/30/25 (Ê)	383	382
Michaels Stores, Inc. Term Loan B1			Univision Communications, Inc. Term
4.644% due 01/28/23 (Ê)	191	192	Loan C5
4.647% due 01/28/23 (Ê)	33	33	4.651% due 03/15/24 (Ê)	1,219	1,201
4.651% due 01/28/23 (Ê)	510	513	UPC Financing Partnership 1st Lien
MultiPlan, Inc. Term Loan B			Term Loan AR
5.052% due 05/25/23 (Ê)	1,011	1,016	4.397% due 01/15/26 (Ê)	911	913
ON Semiconductor Corp 1st Lien Term			Valeant Pharmaceuticals International,
Loan B2			Inc. Term Loan B
3.901% due 03/31/23 (Ê)	438	440	5.394% due 04/02/22 (Ê)	549	555
PAREXEL International Corp. 1st Lien			VICI Properties, Inc. Term Loan B
Term Loan B			3.898% due 12/15/24 (Ê)	670	672
4.651% due 09/29/24 (Ê)	355	356	Western Digital Corp. 1st Lien Term
Party City Holdings, Inc. 1st Lien Term			Loan B3
Loan			3.900% due 04/29/23 (Ê)	820	824
4.920% due 08/19/22 (Ê)	799	803			43,935
Petco Animal Supplies, Inc. 1st Lien			Mortgage-Backed Securities - 20.0%
Term Loan B1
5.609% due 01/26/23 (Ê)	800	547	225 Liberty Street Trust
			Series 2016-225L Class A
PetSmart, Inc. Term Loan B2			3.597% due 02/10/36 (Þ)	975	967
4.890% due 03/10/22 (Ê)	1,064	835
Post Holdings, Inc. Incremental Term			A10 Securitization LLC
Loan			Series 2016-1 Class C
3.900% due 05/24/24 (Ê)	1,070	1,075	5.750% due 03/15/35 (Å)	4,391	4,279

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 417

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-AA Class B1			3.206% due 09/25/36 (~)(Å)(Ê)	1,842	1,843
0.015% due 05/15/36 (Å)	6,380	6,212	Series 2015-2 Class 5A1
Banc of America Commercial Mortgage			0.444% due 03/25/47 (Å)(Ê)	2,238	2,190
Trust			Cold Storage Trust
Series 2007-2 Class AJ			Series 2017-ICE3 Class D
5.810% due 04/10/49 (~)(Ê)	384	249	3.094% due 04/15/24 (Ê)(Þ)	6,181	6,217
Banc of America Funding Corp.			Commercial Mortgage Trust
Series 2015-R3 Class 1A2			Series 2013-300P Class A1
0.724% due 03/27/36 (~)(Ê)(Þ)	5,855	3,906	4.353% due 08/10/30 (Þ)	1,900	1,968
Banc of America Funding Trust			Series 2013-CR6 Class B
Series 2005-D Class A1			3.397% due 03/10/46 (Þ)	1,355	1,318
3.509% due 05/25/35 (~)(Ê)	3,126	3,265	Series 2013-CR9 Class ASB
Banc of America Mortgage Trust			3.834% due 07/10/45	4,275	4,356
Series 2005-D Class 2A7			Series 2014-277P Class A
3.195% due 05/25/35 (~)(Ê)	727	723	3.732% due 08/10/49 (Ê)(Þ)	2,140	2,148
Barclays Commercial Mortgage
Securities LLC			Series 2015-3BP Class A
Series 2017-GLKS Class E			3.178% due 02/10/35 (Þ)	2,060	2,006
4.101% due 11/15/34 (Å)(Ê)	8,040	8,058	Series 2015-CCRE24 Class D
Bear Stearns Adjustable Rate Mortgage			3.463% due 08/10/48 (~)(Ê)	180	142
Trust			Series 2015-LC19 Class A4
Series 2004-5 Class 2A			3.183% due 02/10/48	1,232	1,201
3.465% due 07/25/34 (~)(Ê)	418	415	Series 2016-787S Class A
Bear Stearns Alternative-A Trust			3.545% due 02/10/36 (Þ)	975	957
Series 2005-4 Class 24A1			Series 2016-GCT Class A
3.031% due 05/25/35 (~)(Ê)	2,709	2,798	2.681% due 08/10/29 (Þ)	971	948
Bear Stearns ARM Trust			Countrywide Alternative Loan Trust
Series 2004-3 Class 2A			Series 2005-J13 Class 2A7
3.063% due 07/25/34 (~)(Ê)	1,046	1,057	5.500% due 11/25/35	274	249
BXP Trust			Series 2006-13T1 Class A3
Series 2017-GM Class A			6.000% due 05/25/36	2,413	1,923
3.379% due 06/13/39 (Þ)	2,434	2,369	Series 2007-15CB Class A5
CFCRE Commercial Mortgage Trust			5.750% due 07/25/37	303	269
Series 2016-C3 Class A3			Series 2007-15CB Class A7
3.865% due 01/10/48	6,630	6,687	6.000% due 07/25/37	857	774
CHL Mortgage Pass-Through Trust			Credit Suisse Mortgage Capital
Series 2004-11 Class 2A1			Certificates
2.650% due 07/25/34 (~)(Ê)	936	935	Series 2017-CHOP Class G
			6.446% due 07/15/32 (Ê)(Þ)	1,500	1,498
Series 2006-14 Class A4
6.250% due 09/25/36	1,781	1,526	Credit Suisse Mortgage Trust
			Series 2014-11R Class 9A2
Series 2007-4 Class 1A10			0.674% due 10/27/36 (Ê)(Þ)	2,920	1,808
6.000% due 05/25/37	3,164	2,564
Citigroup Commercial Mortgage Trust			CSAIL Commercial Mortgage Trust
			Series 2015-C3 Class A3
Series 2013-375P Class A			3.447% due 08/15/48	270	267
3.251% due 05/10/35 (Þ)	2,330	2,310
			Series 2015-C4 Class E
Series 2013-375P Class D			3.738% due 11/15/48 (~)(Ê)	3,610	2,681
3.635% due 05/10/35 (~)(Ê)(Þ)	4,067	3,969
Series 2015-GC29 Class C			DBJPM Mortgage Trust
4.293% due 04/10/48 (~)(Ê)	650	639	Series 2016-C3 Class A5
			2.890% due 09/10/49	1,630	1,537
Series 2015-GC29 Class D
3.110% due 04/10/48 (Þ)	520	391	DBUBS Mortgage Trust
Citigroup Mortgage Loan Trust, Inc.			Series 2011-LC3A Class C
			5.510% due 08/10/44 (~)(Ê)(Þ)	320	336
Series 2005-11 Class A2A			Deutsche Mortgage Securities, Inc. Re-
3.630% due 10/25/35 (Ê)	47	48	REMIC Trust
Series 2007-AR8 Class 2A1A			Series 2007-WM1 Class A1
3.165% due 07/25/37 (~)(Ê)	820	805	4.078% due 06/27/37 (~)(Ê)(Þ)	3,830	3,877
Series 2012-7 Class 10A2

See accompanying notes which are an integral part of the financial statements.

418 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Fannie Mae			4.000% due 2046	11,614	11,895
3.766% due 2020	4,743	4,827	4.500% due 2046	3,436	3,629
3.500% due 2021	91	92	5.000% due 2046	2,038	2,180
3.840% due 2021	3,592	3,678	3.000% due 2047	4,839	4,680
3.890% due 2021	1,774	1,815	3.500% due 2047	8,754	8,697
4.363% due 2021	5,291	5,445	4.000% due 2047	30,644	31,262
5.500% due 2021	30	31	4.500% due 2047	1,217	1,268
2.500% due 2022	1,830	1,808	4.000% due 2056	4,383	4,511
2.820% due 2022	2,422	2,390	4.500% due 2056	1,759	1,849
2.830% due 2022	2,229	2,200	5.500% due 2056	1,613	1,769
5.500% due 2022	131	134	3.500% due 2057	5,021	4,977
2.000% due 2023	6,227	6,117	15 Year TBA(Ï)
4.500% due 2023	29	30	3.000%	13,300	13,187
5.500% due 2023	108	113	3.500%	1,000	1,011
2.500% due 2024	3,616	3,574	30 Year TBA(Ï)
4.000% due 2024	33	34	3.000%	42,920	41,315
5.500% due 2024	253	265	3.500%	43,345	42,945
2.500% due 2025	2,277	2,251	4.000%	45,177	45,989
4.000% due 2025	1,134	1,164	4.500%	25,800	26,893
4.500% due 2025	26	27	Series 1997-281 Class 2
5.500% due 2025	198	205	Interest Only STRIP
3.500% due 2026	1,247	1,263	9.000% due 11/25/26 (Å)	11	2
4.000% due 2026	484	497	Series 2000-306 Class IO
2.940% due 2027	100	96	Interest Only STRIP
2.964% due 2027	3,862	3,759	8.000% due 05/25/30 (Å)	12	3
3.000% due 2027	1,284	1,280	Series 2001-317 Class 2
4.500% due 2027	170	171	Interest Only STRIP
3.500% due 2028	1,178	1,193	8.000% due 12/25/31 (Å)	18	5
3.500% due 2030	1,034	1,047	Series 2002-320 Class 2
2.600% due 2031	1,680	1,497	Interest Only STRIP
5.000% due 2031	2,599	2,768	7.000% due 04/25/32 (Å)	5	1
3.500% due 2032	1,613	1,632
3.000% due 2033	3,830	3,775	Series 2003-343 Class 6
3.500% due 2033	3,024	3,060	Interest Only STRIP
			5.000% due 10/25/33	288	60
5.500% due 2034	583	639
4.500% due 2035	2,954	3,112	Series 2005-365 Class 12
5.500% due 2035	380	417	Interest Only STRIP
6.000% due 2035	384	429	5.500% due 12/25/35	823	160
4.000% due 2036	42	43	Series 2006-369 Class 8
5.500% due 2036	767	839	Interest Only STRIP
4.000% due 2037	39	40	5.500% due 04/25/36	119	25
5.500% due 2037	230	251	Series 2016-C04 Class 1M2
5.500% due 2038	45	49	4.842% due 01/25/29 (Ê)	4,570	5,203
4.500% due 2039	387	407	Series 2017-C03 Class 1M2
6.000% due 2039	306	341	4.237% due 10/25/29 (Ê)	1,950	2,074
6.000% due 2039	417	473	Fannie Mae Connecticut Avenue
4.500% due 2040	121	126	Securities
			Series 2014-C04 Class 1M2
5.500% due 2040	4,201	4,607	6.138% due 11/25/24 (Ê)	3,154	3,615
4.000% due 2041	679	697
4.500% due 2041	532	558	Fannie Mae REMICS
4.500% due 2041	789	880	Series 1997-68 Class SC
5.000% due 2041	2,645	2,841	Interest Only STRIP
3.500% due 2043	3,469	3,461	7.945% due 05/18/27 (Å)(Ê)	16	2
3.500% due 2045	10,145	10,093	Series 2003-25 Class IK
4.000% due 2045	6,066	6,206	Interest Only STRIP
3.000% due 2046	3,725	3,598	7.000% due 04/25/33 (Å)	45	10
3.500% due 2046	4,704	4,673	Series 2003-32 Class UI

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 419

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Interest Only STRIP			Interest Only STRIP
6.000% due 05/25/33 (Å)	42	10	4.866% due 10/25/57 (Ê)	1,964	334
Series 2003-33 Class IA			Series 2017-85 Class SC
Interest Only STRIP			Interest Only STRIP
6.500% due 05/25/33 (Å)	212	44	4.963% due 11/25/47 (Ê)	630	102
Series 2003-35 Class IU			Fannie Mae-Aces
Interest Only STRIP			Series 2014-M13 Class AB2
6.000% due 05/25/33 (Å)	36	7	2.951% due 08/25/24 (~)(Ê)	2,497	2,427
Series 2003-35 Class UI			Series 2015-M11 Class A1
Interest Only STRIP			2.097% due 04/25/25	1,337	1,324
6.500% due 05/25/33 (Å)	47	11	Series 2016-M2 Class ABV2
Series 2003-64 Class JI			2.131% due 01/25/23	3,341	3,210
Interest Only STRIP			Series 2016-M3 Class ASQ2
6.000% due 07/25/33 (Å)	22	4	2.263% due 02/25/23	5,170	5,001
Series 2005-117 Class LC			Series 2016-M6 Class AB2
5.500% due 11/25/35	1,087	1,128	2.395% due 05/25/26	5,915	5,534
Series 2006-118 Class A1			Series 2016-M7 Class AV2
0.644% due 12/25/36 (Ê)	38	37	2.157% due 10/25/23	11,995	11,460
Series 2007-73 Class A1			Series 2017-M15 Class ATS2
0.644% due 07/25/37 (Ê)	330	325	3.136% due 11/25/27 (~)(Ê)	250	243
Series 2009-70 Class PS			FDIC Trust
Interest Only STRIP			Series 2010-R1 Class A
6.166% due 01/25/37 (Å)(Ê)	6,853	989	2.184% due 05/25/50 (Þ)	1	1
Series 2009-96 Class DB			Federal Home Loan Bank
4.000% due 11/25/29	2,328	2,376	2.125% due 02/11/20	360	358
Series 2010-95 Class S			First Horizon Mortgage Pass-Through
Interest Only STRIP			Trust
6.016% due 09/25/40 (Å)(Ê)	6,782	1,129	Series 2005-AR4 Class 2A1
			2.902% due 10/25/35 (~)(Ê)	873	834
Series 2012-35 Class SC
Interest Only STRIP			Flagstar Mortgage Trust
5.266% due 04/25/42 (Ê)	29	5	Series 2017-2 Class A5
			3.500% due 10/25/47 (~)(Ê)(Þ)	6,366	6,295
Series 2013-54 Class BS
Interest Only STRIP			Series 2018-2 Class A4
4.918% due 06/25/43 (Ê)	314	54	3.500% due 04/25/48 (~)(Ê)(Š)	125	123
Series 2013-111 Class PL			Freddie Mac
2.000% due 12/25/42	3,641	3,297	4.500% due 2020	1,983	1,997
			8.500% due 2025	5	6
Series 2013-119 Class NT			3.500% due 2027	1,772	1,794
4.000% due 12/25/43	3,600	3,667	8.500% due 2027	25	27
Series 2013-124 Class SB			2.000% due 2028	7,468	7,162
Interest Only STRIP			3.500% due 2030	986	999
4.718% due 12/25/43 (Ê)	620	103	3.000% due 2031	1,986	1,970
Series 2015-43 Class PA			4.500% due 2034	166	173
3.500% due 01/25/43	1,561	1,549	3.000% due 2035	341	335
Series 2016-23 Class ST			3.500% due 2035	1,759	1,775
Interest Only STRIP			5.000% due 2035	30	32
5.416% due 11/25/45 (Ê)	3,244	544	3.000% due 2036	1,584	1,554
Series 2016-60 Class QS			4.000% due 2036	86	87
Interest Only STRIP			6.000% due 2038	1,131	1,267
5.516% due 09/25/46 (Ê)	1,099	152	4.500% due 2039	5,177	5,448
Series 2016-61 Class BS			5.500% due 2039	703	761
Interest Only STRIP			5.500% due 2040	1,033	1,129
5.516% due 09/25/46 (Ê)	2,985	366	4.000% due 2041	7,293	7,485
Series 2017-6 Class PA			5.500% due 2041	1,514	1,665
3.500% due 06/25/46	12,876	12,864	3.500% due 2043	2,728	2,730
Series 2017-76 Class SB			4.000% due 2044	4,407	4,517

See accompanying notes which are an integral part of the financial statements.

420 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.500% due 2045	18,604	18,581	Interest Only STRIP
4.000% due 2045	3,662	3,745	5.331% due 12/15/41 (Ê)	106	19
4.000% due 2046	12,147	12,431	Series 2012-4045 Class HD
4.500% due 2046	1,999	2,087	4.500% due 07/15/41	1,899	1,989
3.000% due 2047	4,435	4,283	Series 2013-4233 Class MD
4.000% due 2047	8,041	8,208	1.750% due 03/15/25	487	485
4.500% due 2047	1,260	1,312	Freddie Mac Strips
4.500% due 2048	2,960	3,085	Series 1998-191 Class IO
30 Year TBA(Ï)			Interest Only STRIP
3.000%	3,500	3,371	8.000% due 01/01/28 (Å)	11	2
3.500%	25	25	Series 1998-194 Class IO
4.000%	26,500	26,984	Interest Only STRIP
Freddie Mac Multifamily Structured			6.500% due 04/01/28 (Å)	23	4
Pass-Through Certificates
Series 2013-K024 Class A2			Series 2001-212 Class IO
2.573% due 09/25/22	8,350	8,157	Interest Only STRIP
			6.000% due 05/01/31 (Å)	22	4
Series 2013-K029 Class A2
3.320% due 02/25/23 (~)(Ê)	7,940	8,019	Series 2001-215 Class IO
Series 2015-K044 Class A2			Interest Only STRIP
2.811% due 01/25/25	3,050	2,972	8.000% due 06/15/31 (Å)	26	7
Series 2015-K051 Class A2			Series 2014-334 Class S7
3.308% due 09/25/25	7,730	7,740	Interest Only STRIP
Series 2016-K058 Class X1			5.562% due 08/15/44 (Ê)	1,224	211
Interest Only			Series 2016-353 Class S1
0.930% due 08/25/26 (~)(Ê)	25,131	1,613	Interest Only STRIP
			4.773% due 12/15/46 (Ê)	538	95
Series 2016-KF15 Class A			Freddie Mac Structured Agency Credit
1.262% due 02/25/23 (Ê)	8,500	8,533	Risk Debt Notes
Series 2016-KF17 Class A			Series 2015-DNA2 Class M2
1.142% due 03/25/23 (Ê)	5,009	5,021	3.838% due 12/25/27 (Ê)	2,591	2,648
Series 2017-KJ17 Class A2			Series 2015-DNA3 Class M3F
2.982% due 11/25/25	340	334	5.321% due 04/25/28 (Ê)	4,380	4,960
Series 2017-SR01 Class A3			Series 2015-HQA2 Class M2
3.089% due 11/25/27	370	355	4.038% due 05/25/28 (Ê)	4,102	4,220
Freddie Mac REMICS			Series 2016-DNA4 Class M2
Series 1999-2129 Class SG			2.291% due 03/25/29 (Ê)	1,890	1,913
Interest Only STRIP			Series 2017-DNA1 Class B1
6.450% due 06/17/27 (Å)(Ê)	337	39	5.729% due 07/25/29 (Ê)	830	927
Series 2000-2247 Class SC			Freddie Mac Whole Loan Securities
Interest Only STRIP			Trust
6.962% due 08/15/30 (Å)(Ê)	12	1	Series 2016-SC01 Class M1
Series 2002-2463 Class SJ			3.883% due 07/25/46 (~)(Ê)	930	905
Interest Only STRIP			Ginnie Mae
7.462% due 03/15/32 (Å)(Ê)	27	5	Series 1999-27 Class SE
Series 2003-2610 Class UI			Interest Only STRIP
Interest Only STRIP			8.058% due 08/16/29 (Å)(Ê)	42	7
6.500% due 05/15/33 (Å)	7	1	Series 2012-135 Class IO
Series 2003-2624 Class QH			Interest Only STRIP
5.000% due 06/15/33	383	415	0.611% due 01/16/53 (~)(Ê)	13,619	564
Series 2003-2649 Class IM			Series 2012-H27 Class AI
Interest Only STRIP			Interest Only STRIP
7.000% due 07/15/33 (Å)	58	14	1.752% due 10/20/62 (~)(Ê)	1,457	104
Series 2003-2725 Class TA			Series 2014-190 Class PL
4.500% due 12/15/33	1,300	1,360	3.500% due 12/20/44	4,959	4,961
Series 2006-R007 Class ZA			Series 2016-21 Class ST
6.000% due 05/15/36	1,382	1,504	Interest Only STRIP
Series 2011-3973 Class SA			5.588% due 02/20/46 (Ê)	2,279	390

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 421

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-47 Class CB			Series 2015-GS1 Class C
4.000% due 04/20/46	2,461	2,479	4.570% due 11/10/48 (~)(Ê)	780	777
Series 2016-82 Class PC			Series 2016-GS2 Class A4
3.500% due 06/20/46	3,355	3,261	3.050% due 05/10/49 (Æ)	7,865	7,527
Series 2016-84 Class IG			Hilton USA Trust
Interest Only STRIP			Series 2016-HHV Class D
4.500% due 11/16/45	1,060	220	4.194% due 11/05/38 (~)(Ê)(Þ)	9,138	8,952
Series 2016-135 Class SB			Series 2016-SFP Class A
Interest Only STRIP			2.828% due 11/05/35 (Þ)	1,499	1,450
5.558% due 10/16/46 (Ê)	349	62	HMH Trust
Series 2017-H15 Class KI			Series 2017-NSS Class E
Interest Only STRIP			6.292% due 07/05/31 (Å)	7,770	7,488
2.152% due 07/20/67 (~)(Ê)	601	77	Hudsons Bay Simon JV Trust
Series 2017-H18 Class BI			Series 2015-HB7 Class A7
Interest Only STRIP			3.914% due 08/05/34 (Þ)	3,403	3,363
1.627% due 09/20/67 (~)(Ê)	7,800	801	Hyatt Hotel Portfolio Trust
Series 2018-H06 Class PF			Series 2017-HYT2 Class C
2.200% due 02/20/68 (Ê)	1,100	1,100	2.289% due 08/09/20 (Ê)(Þ)	4,614	4,614
Ginnie Mae I			IndyMac INDA Mortgage Loan Trust
2.140% due 2023	2,542	2,432	Series 2007-AR1 Class 1A1
4.500% due 2039	8,161	8,511	3.186% due 03/25/37 (~)(Ê)	1,070	1,036
5.000% due 2039	3,177	3,402	JPMDB Commercial Mortgage Securities
4.500% due 2040	937	987	Trust
4.500% due 2041	1,675	1,764	Series 2017-C7 Class XA
4.500% due 2042	177	186	1.059% due 10/15/50 (~)(Ê)	11,658	744
3.000% due 2043	953	934	JPMorgan Chase Commercial Mortgage
			Securities Trust
Ginnie Mae II
3.000% due 2046	2,458	2,402	Series 2004-LN2 Class B
3.500% due 2046	2,986	2,993	5.446% due 07/15/41 (~)(Ê)	1,547	1,524
3.000% due 2047	2,658	2,591	Series 2015-MAR7 Class E
3.500% due 2047	2,359	2,364	5.962% due 06/05/32 (Þ)	3,000	2,949
			Series 2016-NINE Class A
30 Year TBA(Ï)			2.854% due 10/06/38 (~)(Ê)(Þ)	2,305	2,160
3.000%	4,500	4,383
3.500%	3,800	3,802	JPMorgan Mortgage Trust
4.000%	28,080	29,094	Series 2005-A4 Class 1A1
5.000%	1,100	1,156	2.991% due 07/25/35 (~)(Ê)	270	271
Ginnie Mae REMICS			Series 2013-1 Class 2A2
			2.500% due 03/25/43 (~)(Ê)(Þ)	2,873	2,782
Series 2013-53 Class OI
Interest Only STRIP			Series 2017-2 Class A5
3.500% due 04/20/43	191	29	3.500% due 05/25/47 (~)(Ê)(Þ)	8,480	8,391
Series 2017-H20 Class IB			Series 2017-4 Class A5
			3.500% due 11/25/47 (~)(Ê)(Þ)	6,469	6,401
Interest Only STRIP
1.963% due 10/20/67 (~)(Ê)(Š)	301	39	Series 2018-3 Class A1
			3.500% due 04/25/48 (~)(Ê)(Þ)	3,970	3,900
Grace Mortgage Trust
			Series 2018-4 Class A1
Series 2014-GRCE Class A			3.500% due 10/25/48 (~)(Ê)(Š)(Þ)	25	25
3.369% due 06/10/28 (Þ)	2,614	2,626
GS Mortgage Securities Corp. Trust			JPMorgan Resecuritization Trust
			Series 2009-5 Class 2A2
Series 2018-CHLL Class D			2.064% due 01/26/37 (~)(Ê)(Þ)	4,681	4,215
3.238% due 02/15/37 (Ê)(Þ)	1,914	1,915
			Series 2010-6 Class 2A1
GS Mortgage Securities Trust			3.041% due 08/26/35 (~)(Ê)(Þ)	237	238
Series 2012-GCJ7 Class A4
3.377% due 05/10/45	5,981	6,017	LB Commercial Mortgage Trust
			Series 2007-C3 Class AJ
Series 2013-GC14 Class AAB			6.116% due 07/15/44 (~)(Ê)	528	537
3.817% due 08/10/46	2,410	2,450
Series 2013-GC14 Class AS			ML-CFC Commercial Mortgage Trust
4.507% due 08/10/46 (Þ)	1,630	1,685	Series 2007-5 Class AJ

See accompanying notes which are an integral part of the financial statements.

422 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.450% due 08/12/48 (~)(Ê)	944	711	2.325% due 04/25/43 (~)(Ê)	55	51
Series 2007-5 Class AJFL			Series 2013-5 Class A1
5.450% due 08/12/48 (~)(Ê)(Þ)	934	703	2.500% due 05/25/43 (~)(Ê)(Þ)	16	15
Morgan Stanley Bank of America Merrill			Series 2014-4 Class A2
Lynch Trust			3.500% due 11/25/44 (~)(Ê)(Þ)	644	645
Series 2015-C24 Class A4			Series 2015-1 Class A1
3.732% due 05/15/48	1,000	1,003	3.500% due 01/25/45 (~)(Ê)(Þ)	4,648	4,574
Series 2015-C26 Class A3			SG Commercial Mortgage Securities
3.211% due 10/15/48	5,055	4,946	Trust
Series 2016-C31 Class C			Series 2016-C5 Class A4
4.322% due 11/15/49 (~)(Ê)	770	749	3.055% due 10/10/48	2,870	2,730
Morgan Stanley Capital I Trust			Shops at Crystals Trust
Series 2007-T25 Class AJ			Series 2016-CSTL Class A
5.574% due 11/12/49 (~)(Ê)	1,967	1,986	3.126% due 07/05/36 (Þ)	520	493
Series 2015-MS1 Class A4			Structured Adjustable Rate Mortgage
3.779% due 05/15/48 (~)(Ê)	1,360	1,372	Loan Trust
Series 2016-UBS9 Class A4			Series 2004-12 Class 2A
3.594% due 03/15/49	1,425	1,414	2.735% due 09/25/34 (~)(Ê)	3,067	3,036
Morgan Stanley Mortgage Capital			Structured Asset Mortgage Investments
Holdings LLC Trust			II Trust
Series 2017-237P Class D			Series 2004-AR7 Class A1B
3.865% due 09/13/39 (Þ)	5,268	4,916	0.962% due 04/19/35 (Ê)	435	422
Series 2017-237P Class XA			Series 2004-AR8 Class A1
Interest Only			1.242% due 05/19/35 (Ê)	1,255	1,237
0.467% due 09/13/39 (~)(Å)(Ê)	58,208	1,714	Tharaldson Hotel Portfolio Trust
Series 2017-237P Class XB			Series 2018-THL Class A
Interest Only			2.300% due 11/11/34 (Ê)(Þ)	1,370	1,372
0.175% due 09/13/39 (~)(Å)(Ê)	35,996	283	VSD LLC
MSCG Trust			3.600% due 12/25/43 (~)	462	461
Series 2015-ALDR Class A2			Waldorf Astoria Boca Raton Trust
3.577% due 06/07/35 (~)(Ê)(Þ)	1,435	1,393	Series 2016-BOCA Class E
			4.888% due 06/15/29 (Å)(Ê)	4,000	4,007
Nomura Resecuritization Trust			Washington Mutual Mortgage Pass-
Series 2013-1R Class 3A12			Through Certificates Trust
0.694% due 10/26/36 (Ê)(Þ)	1,753	1,737	Series 2004-AR1 Class A
Series 2014-1R Class 5A3			2.783% due 03/25/34 (~)(Ê)	539	550
0.684% due 10/26/36 (Ê)(Š)(Þ)	4,173	3,988	Series 2005-AR6 Class 2A1A
Series 2015-4R Class 1A14			0.822% due 04/25/45 (Ê)	3,596	3,532
0.739% due 03/26/47 (Ê)(Þ)	5,270	3,541	Series 2006-AR10 Class 1A1
Series 2015-4R Class 2A2			2.821% due 09/25/36 (~)(Ê)	2,670	2,585
0.674% due 10/26/36 (Ê)(Þ)	3,272	2,460	Series 2007-HY5 Class 3A1
Series 2015-8R Class 4A4			4.322% due 05/25/37 (~)(Ê)	2,595	2,462
1.369% due 11/25/47 (~)(Ê)(Þ)	6,934	4,087	Wells Fargo Commercial Mortgage Trust
Series 2015-11R Class 3A2			Series 2015-NXS1 Class D
2.747% due 05/25/36 (~)(Ê)(Š)(Þ)	1,272	1,243	4.241% due 05/15/48 (~)(Ê)	40	35
One Market Plaza Trust			Series 2016-BNK1 Class A3
Series 2017-1MKT Class C			2.652% due 08/15/49	3,220	2,981
4.016% due 02/10/32 (Þ)	1,041	1,033	Series 2016-C37 Class C
Series 2017-1MKT Class D			4.495% due 12/15/49 (~)(Ê)	960	954
4.146% due 02/10/32 (Þ)	2,675	2,634	Series 2017-C39 Class C
Series 2017-1MKT Class E			4.118% due 09/15/50	810	776
4.142% due 02/10/32 (Å)	4,080	3,983	Series 2017-RB1 Class XA
RBS Commercial Funding, Inc. Trust			Interest Only
Series 2013-GSP Class A			1.288% due 03/15/50 (~)(Ê)	9,042	792
3.961% due 01/13/32 (~)(Ê)(Þ)	1,055	1,060	Wells Fargo Mortgage Backed Securities
Sequoia Mortgage Trust			Trust
Series 2013-4 Class A1			Series 2004-CC Class A1

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 423

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
2.888% due 01/25/35 (~)(Ê)		1,348	1,376	10.000% due 01/01/23	BRL	17,198	5,266
Series 2005-AR7 Class 2A1				10.000% due 01/01/25	BRL	16,600	5,033
3.087% due 05/25/35 (~)(Ê)		451	449	10.000% due 01/01/27	BRL	955	287
Series 2005-AR8 Class 1A1				Colombian TES
2.947% due 06/25/35 (~)(Ê)		2,072	2,117	Series B
Series 2006-6 Class 1A8				10.000% due 07/24/24	COP	36,879,700	15,864
5.750% due 05/25/36		472	473	6.000% due 04/28/28	COP	5,001,300	1,723
Series 2006-8 Class A15				Ireland Government International Bond
6.000% due 07/25/36		886	892	5.400% due 03/13/25	EUR	6,540	10,520
Series 2006-11 Class A9				Japan Government 10 Year International
6.500% due 09/25/36		390	380	Bond
				0.100% due 09/20/27	JPY	400,300	3,684
Series 2006-13 Class A5
6.000% due 10/25/36		1,886	1,872	Malaysia Government International Bond
Wells Fargo Mortgage-Backed Securities				Series 0116
Trust				3.800% due 08/17/23	MYR	20,630	5,210
Series 2006-AR5 Class 1A1				Series 0117
3.337% due 04/25/36 (~)(Ê)		7,195	7,254	3.882% due 03/10/22	MYR	2,332	597
WFRBS Commercial Mortgage Trust				Series 0215
Series 2014-C19 Class A3				3.795% due 09/30/22	MYR	2,580	654
3.660% due 03/15/47		1,780	1,797	Series 0314
Series 2014-C24 Class D				4.048% due 09/30/21	MYR	6,770	1,740
3.692% due 11/15/47 (Þ)		930	647	Series 0315
Worldwide Plaza Trust				3.659% due 10/15/20	MYR	50	13
Series 2017-WWP Class A				Series 0414
3.526% due 11/10/36 (Þ)		2,648	2,597	3.654% due 10/31/19	MYR	11,660	2,973
			979,976	Series 0517
Municipal Bonds - 0.4%				3.441% due 02/15/21	MYR	2,354	595
Municipal Electric Authority of Georgia				Mexican Bonos
Revenue Bonds				Series M 20
6.637% due 04/01/57		4,753	5,828	10.000% due 12/05/24	MXN	3,420	208
7.055% due 04/01/57		820	968	7.500% due 06/03/27	MXN	11,443	612
RIB Floater Trust				Series M 30
1.340% due 07/01/22 (~)(Ê)(Þ)		2,415	2,415	10.000% due 11/20/36	MXN	70,020	4,625
RIB Floater Trust Various States				8.500% due 11/18/38	MXN	61,980	3,607
Revenue Bonds
0.970% due 08/15/22 (~)(Ê)(Þ)		1,455	1,455	Series M
Tender Option Bond Trust Receipts /				8.000% due 06/11/20	MXN	8,710	472
Certificates Revenue Bonds				6.500% due 06/10/21	MXN	4,060	212
2.400% due 10/29/27 (~)(Ê)(Þ)		5,500	5,500	7.750% due 05/29/31	MXN	14,850	805
Tender Option Bond Trust Receipts/				7.750% due 11/13/42	MXN	224,650	12,133
Certificates General Obligation				8.000% due 11/07/47	MXN	32,340	1,794
Unlimited				New Zealand Government International
2.090% due 08/01/49 (~)(Ê)(Þ)		3,000	3,000	Bond
			19,166	Series 0423
Non-US Bonds - 3.5%				5.500% due 04/15/23	NZD	2,490	2,005
Australia Government International				Series 0427
Bond				4.500% due 04/15/27	NZD	2,650	2,105
Series 126				Series 0521
4.500% due 04/15/20	AUD	14,350	11,307	6.000% due 05/15/21	NZD	23,855	18,714
Series 133				Series 0925
5.500% due 04/21/23	AUD	3,210	2,761	2.000% due 09/20/25	NZD	3,440	2,672
Series 140				Peru Government International Bond
4.500% due 04/21/33	AUD	6,360	5,679	5.700% due 08/12/24	PEN	17,840	5,849
Brazil Notas do Tesouro Nacional				6.900% due 08/12/37	PEN	16,880	5,734
Series NTNB				Republic of Argentina Government
6.000% due 05/15/45	BRL	991	982	International Bond
				18.200% due 10/03/21	ARS	27,640	1,307
Series NTNF
10.000% due 01/01/21	BRL	20,112	6,210	Series POM

See accompanying notes which are an integral part of the financial statements.

424 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
28.875% due 06/21/20 (Ê)	ARS	2,190	115	1.125% due 07/31/21	66,307	63,111
Republic of Poland Government				1.250% due 10/31/21	133,250	126,854
International Bond				2.000% due 11/15/21	31,870	31,124
Series 1020				2.500% due 03/31/23	2,765	2,728
5.250% due 10/25/20	PLN	4,690	1,454	1.625% due 04/30/23	15,611	14,755
Series 1021				2.750% due 04/30/23	4,360	4,351
5.750% due 10/25/21	PLN	10,962	3,521	1.250% due 07/31/23	34,750	32,094
Series 1023				2.500% due 08/15/23	10,988	10,815
4.000% due 10/25/23	PLN	4,470	1,370	6.250% due 08/15/23	9,226	10,781
Russian Federal Bond - OFZ				1.375% due 08/31/23	11,259	10,452
Series 6207				1.625% due 10/31/23	88,910	83,471
8.150% due 02/03/27	RUB	192,010	3,248	2.750% due 11/15/23	10,651	10,603
Series 6212				2.750% due 02/15/24	1,158	1,151
7.050% due 01/19/28	RUB	49,116	775	2.500% due 05/15/24	29,885	29,266
Series 6219				2.250% due 10/31/24	17,540	16,872
7.750% due 09/16/26	RUB	206,670	3,407	2.500% due 01/31/25	51,995	50,707
Singapore Government International				2.875% due 04/30/25	6,510	6,495
Bond				2.125% due 05/15/25	6,587	6,255
1.625% due 10/01/19	SGD	490	369	2.000% due 08/15/25	15,058	14,146
2.000% due 07/01/20	SGD	1,060	800	1.625% due 05/15/26	29,000	26,278
2.250% due 06/01/21	SGD	3,270	2,479	1.500% due 08/15/26	29,694	26,553
1.250% due 10/01/21	SGD	1,630	1,195	2.000% due 11/15/26	6,562	6,094
3.125% due 09/01/22	SGD	1,570	1,234	2.250% due 02/15/27	5,660	5,355
2.750% due 07/01/23	SGD	2,650	2,043	2.250% due 08/15/27	11,855	11,184
3.000% due 09/01/24	SGD	2,860	2,232	2.250% due 11/15/27	105,380	99,259
2.375% due 06/01/25	SGD	1,250	938	1.625% due 02/15/28	21,607	19,641
2.125% due 06/01/26	SGD	840	618	2.750% due 02/15/28	13,024	12,803
3.500% due 03/01/27	SGD	2,050	1,665	6.250% due 05/15/30	12,464	16,587
			171,415	4.500% due 02/15/36	3,681	4,445
United States Government Treasuries - 30.1%				3.500% due 02/15/39	1,837	1,970
United States Treasury Inflation Indexed				4.250% due 05/15/39	3,792	4,505
Bonds				4.625% due 02/15/40	10,154	12,691
0.125% due 04/15/21		46,387	45,732	3.750% due 11/15/43	19,660	21,896
0.125% due 04/15/22		39,564	38,743	2.500% due 02/15/45	9,106	8,093
0.125% due 01/15/23		46,959	45,859	2.500% due 02/15/46	9,343	8,273
0.375% due 07/15/25		29,639	29,001	2.875% due 11/15/46	4,646	4,435
3.875% due 04/15/29		1,849	2,438	3.000% due 02/15/47	28,420	27,802
2.125% due 02/15/40		23,118	28,983	3.000% due 05/15/47	8,530	8,341
1.375% due 02/15/44		11,808	13,047	2.750% due 08/15/47	82,910	77,077
0.750% due 02/15/45		16,300	15,611	2.750% due 11/15/47	18,170	16,887
1.000% due 02/15/46		14,122	14,369	2.250% due 02/15/48	14,726	12,334
United States Treasury Notes
1.125% due 05/31/19		7,785	7,686			1,478,497
1.625% due 06/30/19		28,595	28,365	Total Long-Term Investments
1.500% due 10/31/19		1,825	1,800	(cost $4,553,114)		4,498,410
1.500% due 11/30/19		10,002	9,857
1.625% due 12/31/19		9,866	9,734
1.375% due 01/31/20		8,970	8,806	Common Stocks - 0.0%
3.625% due 02/15/20		13,083	13,346	Financial Services - 0.0%
1.375% due 02/29/20		13,964	13,689	Escrow GM Corp. (Å)(Š)	420,000	—
3.500% due 05/15/20		19,491	19,868	Total Common Stocks
1.375% due 05/31/20		3,594	3,511	(cost $—)		—
1.500% due 05/31/20		14,177	13,884
2.625% due 08/15/20		28,293	28,343
2.125% due 08/31/20		27,382	27,111
1.375% due 09/30/20		72,750	70,718
1.750% due 12/31/20		30,121	29,462

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 425

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair		Principal	Fair
	Amount ($)			Value		Amount ($)	Value
		or Shares		$		or Shares	$
Options Purchased - 0.0%					2.037% due 06/01/18 (ç)(Ê)(~)	3,000	3,000
(Number of Contracts)
Cross Currency Options					BPCE
(USD/JPY)					2.646% due 01/18/19 (Þ)(~)	1,500	1,472
HSBC May 2018 108.25 Call (1)	USD	—	(ÿ)	70	Capital One Bank USA NA
HSBC May 2018 104.50 Put (1)	USD	—	(ÿ)	—	Series BKNT
HSBC May 2018 108.25 Put (1)	USD	—	(ÿ)	6	2.250% due 02/13/19	2,755	2,745
United States 5 Year
Treasury Note Futures					Charta LLC
Merrill Lynch May 2018 113.75					2.413% due 06/19/18 (ç)(Þ)(~)	4,780	4,765
Call (154)	USD	17,518	(ÿ)	25	Chevron Corp.
United States Treasury					1.411% due 05/16/18 (Ê)	875	875
Bond Futures
Merrill Lynch May 2018 145.00					1.790% due 11/16/18	750	748
Call (34)	USD	4,930	(ÿ)	19	Citigroup, Inc.
Total Options Purchased					2.150% due 07/30/18	3,715	3,714
(cost $97)				120	Collateralized Commercial Paper Co.
					LLC
Short-Term Investments - 11.6%					1.805% due 07/02/18 (~)	4,000	3,985
					1.939% due 08/08/18 (~)	4,000	3,974
Ally Financial, Inc.					Commonwealth Bank of Australia
3.250% due 11/05/18		2,710		2,710	1.374% due 07/09/18 (Ê)(Þ)(~)	4,000	4,000
Alpine Securitization, Ltd.					Credit Agricole SA/London
1.888% due 06/01/18 (ç)(Þ)(~)		2,000		1,997	2.500% due 04/15/19 (Þ)	250	250
American Express Credit Corp.					Credit Suisse AG
2.728% due 03/18/19 (Ê)		5,804		5,826	2.247% due 01/16/19 (Ê)(~)	2,245	2,244
Anheuser-Busch InBev Worldwide, Inc.					Crown Point Capital Co. LLC
1.901% due 06/04/18 (ç)(Þ)(~)		750		749	2.360% due 08/03/18 (Þ)(~)	6,000	6,000
Apache Corp.					Daimler Finance NA LLC
6.900% due 09/15/18		1,140		1,158	2.000% due 08/03/18 (Þ)	6,630	6,623
Apple, Inc.					DZ Bank AG
2.740% due 02/22/19 (Ê)		3,380		3,402	2.262% due 08/16/18 (Ê)(~)	3,750	3,753
Atlantic Asset Securitization LLC					Eni Finance USA, Inc.
2.386% due 06/19/18 (ç)(Þ)(~)		1,750		1,745	1.796% due 05/04/18 (ç)(Þ)(~)	3,700	3,699
Bank of America Corp.					EnLink Midstream Partners, LP
Series L
2.600% due 01/15/19		45		45	2.700% due 04/01/19	2,120	2,111
Bank of America NA					Exxon Mobil Corp.
Series BKNT					2.275% due 03/15/19 (Ê)	4,555	4,560
2.050% due 12/07/18		1,815		1,811	Fannie Mae
Bank of Montreal					3.170% due 08/01/18	6,623	6,611
2.578% due 06/18/18 (ç)(Ê)(~)		980		980	Series 2003-345 Class 18
					Interest Only STRIP
2.180% due 08/16/18 (Ê)(~)		5,800		5,804
Bank of Tokyo-Mitsubishi UFJ, Ltd.					4.500% due 12/25/18	29	—
(The)					Series 2003-345 Class 19
2.425% due 06/25/18 (ç)(~)		6,240		6,218	Interest Only STRIP
					4.500% due 01/25/19	28	—
2.326% due 07/24/18 (~)		1,060		1,054	Federal Home Loan Bank Discount
Barclays Bank PLC					Notes
1.472% due 05/18/18 (ç)(Þ)(~)		2,000		1,998	1.087% due 05/03/18 (ç)(~)	2,380	2,380
BMW US Capital LLC					1.556% due 05/14/18 (ç)(~)	3,490	3,488
1.500% due 04/11/19 (Þ)		5,753		5,696	1.392% due 05/15/18 (ç)(~)	3,150	3,148
BNZ International Funding, Ltd.
					1.578% due 05/17/18 (ç)(~)	2,890	2,888

See accompanying notes which are an integral part of the financial statements.

426 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal		Fair
	Amount ($)		Value			Amount ($)		Value
		or Shares	$			or Shares		$
1.500% due 06/14/18 (ç)(~)		2,050	2,046	Nordea Bank AB
1.743% due 06/15/18 (ç)(~)		3,800	3,792	2.272% due 02/21/19 (Ê)(~)		4,000		4,006
Ford Motor Credit Co.				2.618% due 04/10/19 (Ê)(~)		1,800		1,801
3.060% due 04/15/19 (~)		8,760	8,504	Novartis Securities Investment, Ltd.
Ford Motor Credit Co. LLC				5.125% due 02/10/19		2,740		2,792
2.551% due 10/05/18		6,680	6,680	PACCAR Financial Corp.
Freddie Mac				1.650% due 02/25/19		1,400		1,391
4.500% due 08/01/18		418	421	Series MTN
General Motors Co.				2.625% due 12/06/18 (Ê)		2,850		2,859
3.500% due 10/02/18		380	381	Pfizer, Inc.
HBOS PLC				2.425% due 06/15/18 (Ê)		7,545		7,546
Series GMTN				Pharmacia LLC
6.750% due 05/21/18 (Þ)		1,000	1,002	6.500% due 12/01/18		2,065		2,114
Hewlett Packard Enterprise Co.				Province of Quebec Canada
Series WI				Series MTN
2.850% due 10/05/18		1,595	1,597	1.161% due 09/04/18 (Ê)		1,895		1,896
Honda Auto Receivables Owner Trust				PSP Capital, Inc
Series 2015-2 Class A3				1.462% due 11/07/18 (Ê)(Þ)(~)		2,000		2,002
1.040% due 02/21/19		1	1	Republic of Argentina Government
Huntington National Bank (The)				International Bond
Series BKNT				21.200% due 09/19/18	ARS	450		22
2.200% due 11/06/18		2,426	2,422	Rockies Express Pipeline LLC
International Business Machines Corp.				6.850% due 07/15/18 (Þ)		1,400		1,411
1.272% due 02/12/19 (Ê)		1,270	1,273	Royal Bank of Canada
International Lease Finance Corp.				2.326% due 06/22/18 (ç)(~)		4,370		4,356
7.125% due 09/01/18 (Þ)		1,000	1,013	Sheffield Receivables Co. LLC
John Deere Capital Corp.				2.618% due 11/05/18 (Þ)(~)		4,600		4,539
2.618% due 10/15/18 (Ê)(~)		761	762	Shell International Finance BV
Liberty Street Funding LLC				1.462% due 11/10/18 (Ê)		5,690		5,706
1.843% due 05/10/18 (ç)(Þ)(~)		4,000	3,998	Svenska Handelsbanken AB
Lloyds Bank PLC				2.211% due 02/12/19 (Ê)(~)		3,250		3,256
1.750% due 05/14/18		1,500	1,500	Toyota Motor Credit Corp.
LyondellBasell Industries NV				2.436% due 12/24/18 (Ê)		12,000		12,013
5.000% due 04/15/19		1,121	1,137	Series GMTN
Malaysia Government International Bond				2.802% due 07/13/18 (Ê)		525		526
Series 0515				Series MTN
3.759% due 03/15/19	MYR	3,040	777	2.591% due 01/09/19 (Ê)		8,000		8,011
McDonald's Corp.				U. S. Cash Management Fund(@)		181,417,183	(8)	181,417
2.100% due 12/07/18		2,975	2,974	United States Treasury Bills
Merck & Co. , Inc.				1.063% due 05/03/18		7,600		7,599
0.986% due 05/18/18 (Ê)		8,385	8,386	1.411% due 05/10/18		1,800		1,799
Metropolitan Life Global Funding I				1.565% due 05/24/18		12,100		12,088
1.350% due 09/14/18 (Þ)		1,155	1,151	1.626% due 05/31/18		1,600		1,598
Natixis				1.692% due 06/21/18		11,090		11,064
1.480% due 05/07/18 (ç)(~)		600	600	1.760% due 07/05/18		600		598
2.348% due 06/25/18 (ç)(~)		6,280	6,258	1.880% due 08/16/18 (~)		12,240		12,173
New York Life Global Funding
				1.914% due 09/13/18 (~)		3,100		3,078
2.459% due 04/12/19 (Ê)(Þ)		9,645	9,652
				1.977% due 10/04/18		11,965		11,865

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 427

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)

	Principal	Fair
	Amount ($)	Value
	or Shares	$
United States Treasury Notes
3.750% due 11/15/18 (~)	10,872	10,968
1.250% due 12/15/18	10,656	10,599
1.500% due 01/31/19	15,307	15,228
1.500% due 02/28/19	17,096	16,990
1.500% due 03/31/19	9,348	9,283
1.625% due 03/31/19	2,265	2,252
Verizon Communications, Inc.
3.857% due 09/14/18 (Ê)	1,010	1,016
Vodafone Group PLC
2.737% due 09/04/18 (Æ)(Þ)(~)	4,125	4,086
2.818% due 10/04/18 (Þ)(~)	2,400	2,371
Westpac Banking Corp.
2.047% due 08/02/18 (Ê)(Þ)(~)	3,000	3,000
Total Short-Term Investments
(cost $570,467)		569,872

Total Investments 103.3%
(identified cost $5,123,678)		5,068,402

Other Assets and Liabilities,
Net - (3.3%)		(159,998)

Net Assets - 100.0%		4,908,404

See accompanying notes which are an integral part of the financial statements.

428 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
1.0%
A10 Securitization LLC	05/19/16	4,391,000	99.97	4,390	4,279
A10 Securitization LLC	06/23/17	6,379,911	100.00	6,380	6,212
Barclays Commercial Mortgage Securities LLC	11/17/17	8,040,000	100.00	8,040	8,058
BCAP LLC Trust	11/26/13	1,615,611	104.28	1,685	1,638
Bear Stearns Second Lien Trust	10/22/15	26,379	96.79	26	26
Citigroup Mortgage Loan Trust, Inc.	08/03/15	1,842,172	89.27	1,644	1,843
Citigroup Mortgage Loan Trust, Inc.	02/01/17	2,237,785	97.66	2,185	2,190
Escrow GM Corp.	04/21/11	420,000	—	—	—
Fannie Mae	10/27/00	10,586	18.43	2	2
Fannie Mae	02/12/01	11,669	26.55	3	3
Fannie Mae	08/14/02	5,230	24.45	1	1
Fannie Mae	04/27/10	17,624	28.82	5	5
Fannie Mae REMICS	09/15/00	15,719	12.61	2	2
Fannie Mae REMICS	04/02/03	212,176	20.80	44	44
Fannie Mae REMICS	05/28/03	44,724	22.76	10	10
Fannie Mae REMICS	01/07/04	42,121	23.70	10	10
Fannie Mae REMICS	04/25/05	21,725	18.47	4	4
Fannie Mae REMICS	04/25/05	36,195	20.03	7	7
Fannie Mae REMICS	04/25/05	47,050	24.21	11	11
Fannie Mae REMICS	04/08/10	6,853,054	14.49	993	989
Fannie Mae REMICS	09/22/10	6,782,365	16.69	1,132	1,129
Freddie Mac REMICS	04/14/03	26,586	18.22	5	5
Freddie Mac REMICS	06/11/03	6,873	21.29	1	1
Freddie Mac REMICS	03/05/04	58,438	23.44	14	14
Freddie Mac REMICS	03/15/04	11,769	11.03	1	1
Freddie Mac REMICS	04/22/05	336,885	11.75	40	39
Freddie Mac Strips	12/12/00	10,603	21.51	2	2
Freddie Mac Strips	05/29/03	23,150	18.58	4	4
Freddie Mac Strips	08/19/03	22,432	19.88	4	4
Freddie Mac Strips	02/13/04	26,419	25.94	7	7
Ginnie Mae	01/20/10	42,269	15.84	7	7
GSAA Trust	10/21/15	2,268,019	86.40	1,960	2,024
HMH Trust	06/09/17	7,770,000	100.00	7,770	7,488
Irwin Home Equity Loan Trust	06/30/15	2,102,883	102.20	2,149	2,135
Irwin Home Equity Loan Trust	05/04/16	829,048	53.85	446	835
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17	35,996,000	0.78	283	283
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17	58,208,000	2.94	1,714	1,714
One Market Plaza Trust	02/15/17	4,080,000	97.66	3,985	3,983
Waldorf Astoria Boca Raton Trust	07/12/16	4,000,000	100.00	4,000	4,007
					49,016
For a description of restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 429

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Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
1011778 B. C. Unlimited Liability Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Access Group, Inc.	USD 3 Month LIBOR	0.060
Accredited Mortgage Loan Trust	USD 1 Month LIBOR	0.280
Accredited Mortgage Loan Trust	USD 1 Month LIBOR	0.260
ACE Securities Corp. Home Equity Loan Trust	USD 1 Month LIBOR	0.675
Air Medical Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Albertson's LLC Term Loan B4	USD 1 Month LIBOR	2.750
Albertson's LLC Term Loan B6	USD 3 Month LIBOR	3.000
Ambac LSNI LLC	USD 3 Month LIBOR	5.000
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
American Axle & Manufacturing, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
American Builders Contractors Co. , Inc. 1st Lien Term Loan B2	USD 1 Month LIBOR	2.000
American Express Co.	USD 3 Month LIBOR	0.650
American Express Credit Corp.	USD 3 Month LIBOR	0.550
American Honda Finance Corp.	USD 3 Month LIBOR	0.340
Apple, Inc.	USD 3 Month LIBOR	0.820
Apple, Inc.	USD 3 Month LIBOR	0.300
Aramark Services, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.000
Aristocrat International Pty, Ltd. 1st Lien Term Loan B	USD 3 Month LIBOR	0.000
Aristocrat International Pty, Ltd. Term Loan B2	USD 3 Month LIBOR	2.000
Australia & New Zealand Banking Group, Ltd.	USD 3 Month LIBOR	0.500
Avolon LLC Term Loan B	USD 1 Month LIBOR	2.250
BAC Capital Trust XIV	USD 3 Month LIBOR	0.400
Banco Santander SA	USD 3 Month LIBOR	1.120
Bank of America Corp.	USD 3 Month LIBOR	1.070
Bank of America Corp.	USD 3 Month LIBOR	0.790
Bank of America Corp.	USD 3 Month LIBOR	0.810
Bank of America Corp.	USD 3 Month LIBOR	1.040
Bank of America Corp.	USD 3 Month LIBOR	3.705
Bank of America Corp.	USD 3 Month LIBOR	3.898
Bank of America Corp.	USD 3 Month LIBOR	2.931
Bank of America Corp.	USD 3 Month LIBOR	0.780
Bank of America Corp.	USD 3 Month LIBOR	1.370
Bank of America Corp.	USD 3 Month LIBOR	0.630
Bank of America Corp.	USD 3 Month LIBOR	0.660
Bank of Montreal	USD 3 Month LIBOR	0.330
Bank of Montreal	USD 3 Month LIBOR	0.400
Bank of Nova Scotia (The)	USD 3 Month LIBOR	0.660
BankAmerica Capital III	USD 3 Month LIBOR	0.570
BankBoston Capital Trust IV	USD 3 Month LIBOR	0.600
Barclays Bank PLC	USD 3 Month LIBOR	1.550
Barclays Commercial Mortgage Securities LLC	USD 1 Month LIBOR	2.850
Beacon Roofing Supply, Inc. Term Loan B	USD 1 Month LIBOR	2.250

See accompanying notes which are an integral part of the financial statements.

430 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Bear Stearns Second Lien Trust	USD 1 Month LIBOR	0.640
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Month LIBOR	2.000
Berry Plastics Group, Inc. 1st Lien Term Loan R	USD 1 Month LIBOR	2.000
	USD Swap Semiannual 30/360 (versus 3 Month
BHP Billiton Finance USA, Ltd.	LIBOR) 5 Year Rate	5.093
Bluemountain CLO , Ltd.	USD 3 Month LIBOR	1.180
BNZ International Funding, Ltd.	USD 1 Month LIBOR	0.150
Boyd Gaming Corp. Term Loan B	USD 1 Week LIBOR	2.500
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Campbell Soup Co.	USD 3 Month LIBOR	0.630
Canadian Imperial Bank of Commerce	USD 3 Month LIBOR	0.330
Capital One Multi-Asset Execution Trust	USD 1 Month LIBOR	0.380
Catalent Pharma Solutions, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Caterpillar Financial Services Corp.	USD 3 Month LIBOR	0.230
Cedar Funding VI CLO, Ltd.	USD 3 Month LIBOR	1.470
Centex Home Equity Loan Trust	USD 1 Month LIBOR	0.250
CenturyLink, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charter Communications Operating LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Chevron Corp.	USD 3 Month LIBOR	0.480
Chevron Corp.	USD 3 Month LIBOR	0.500
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.250
	U. S. Treasury Yield Curve Rate T Note Constant
Citigroup Mortgage Loan Trust, Inc.	Maturity 1 Year	2.400
Citigroup, Inc.	USD 3 Month LIBOR	3.905
CityCenter Holdings, LLC Term Loan B	USD 1 Month LIBOR	2.500
Cold Storage Trust	USD 1 Month LIBOR	2.100
Commonwealth Bank of Australia	USD 1 Month LIBOR	0.150
Cooperatieve Rabobank UA	USD 3 Month LIBOR	10.868
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	0.520
Credit Agricole SA	USD 3 Month LIBOR	6.982
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Agricole SA	LIBOR) 5 Year Rate	1.644
Credit Suisse AG	USD 1 Month LIBOR	0.350
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Suisse Group AG	LIBOR) 5 Year Rate	3.455
Credit Suisse Group AG	USD 3 Month LIBOR	1.410
Credit Suisse Mortgage Capital Certificates	USD 1 Month LIBOR	5.620
Credit Suisse Mortgage Trust	USD 1 Month LIBOR	0.140
CSC Holdings, LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
CWGS Group LLC Term Loan B	USD 3 Month LIBOR	2.750
Danske Bank A/S	USD 3 Month LIBOR	0.510
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
DNB Nor Bank ASA	USD 3 Month LIBOR	0.220
Dryden 37 Senior Loan Fund	USD 3 Month LIBOR	1.100

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 431

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Dryden XXVIII Senior Loan Fund	USD 3 Month LIBOR	1.200
DZ Bank AG	USD 3 Month LIBOR	0.370
eBay, Inc.	USD 3 Month LIBOR	0.480
EnLink Midstream Partners, LP	USD 3 Month LIBOR	4.110
Enterprise Products Operating LLC	USD 3 Month LIBOR	3.708
Exxon Mobil Corp.	USD 3 Month LIBOR	0.150
Fannie Mae	USD 1 Month LIBOR	4.250
Fannie Mae	USD 1 Month LIBOR	3.000
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.900
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	5.950
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	0.060
Fannie Mae REMICS	USD 1 Month LIBOR	0.060
Fannie Mae REMICS	USD 1 Month LIBOR	8.500
Fannie Mae REMICS	USD 1 Month LIBOR	6.600
Fannie Mae REMICS	USD 1 Month LIBOR	6.750
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Farmers Exchange Capital III	USD 3 Month LIBOR	3.454
Fieldstone Mortgage Investment Trust	USD 1 Month LIBOR	1.950
First Data Corp. 1st Lien Term Loan	USD 1 Month LIBOR	2.250
Ford Credit Auto Owner Trust	USD 1 Month LIBOR	0.070
Four Seasons Hotels, Ltd. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.550
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.670
Freddie Mac REMICS	USD 1 Month LIBOR	7.000
Freddie Mac REMICS	USD 1 Month LIBOR	6.490
Freddie Mac REMICS	USD 1 Month LIBOR	8.000
Freddie Mac REMICS	USD 1 Month LIBOR	7.500
Freddie Mac Strips	USD 1 Month LIBOR	6.100
Freddie Mac Strips	USD 1 Month LIBOR	6.000
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	1.300
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.950
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.700
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.800
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.600
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 1 Month LIBOR	0.300
Ginnie Mae	USD 1 Month LIBOR	6.150

See accompanying notes which are an integral part of the financial statements.

432 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Ginnie Mae	USD 1 Month LIBOR	8.600
Golden Nugget, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Goldman Sachs Capital II	USD 3 Month LIBOR	0.708
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.301
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.750
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.201
Greenpoint Manufactured Housing Contract Trust	USD 1 Month LIBOR	2.000
Greenwood Park CLO, Ltd.	USD 3 Month LIBOR	1.010
	U. S. Treasury Yield Curve Rate T Note Constant
Grupo Bimbo SAB de CV	Maturity 5 Year	3.280
GS Mortgage Securities Corp. Trust	USD 1 Month LIBOR	1.650
GSAMP Trust	USD 1 Month LIBOR	0.150
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Hilton Worldwide Finance LLC Term Loan B2	USD 1 Month LIBOR	1.750
Home Equity Asset Trust	USD 1 Month LIBOR	0.280
Home Equity Asset Trust	USD 1 Month LIBOR	0.390
Home Equity Asset Trust	USD 1 Month LIBOR	0.410
HSBC Bank PLC	USD 6 Month LIBOR	0.250
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	3.606
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	3.453
HSI Asset Securitization Corp. Trust	USD 1 Month LIBOR	0.190
HSI Asset Securitization Corp. Trust	USD 1 Month LIBOR	0.250
Hyatt Hotel Portfolio Trust	USD 1 Month LIBOR	1.056
IBM Credit LLC	USD 3 Month LIBOR	0.260
International Business Machines Corp.	USD 3 Month LIBOR	0.370
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.260
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.400
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.600
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.160
IXIS Real Estate Capital Trust	USD 1 Month LIBOR	0.160
Jackson National Life Global Funding	USD 3 Month LIBOR	0.300
Jaguar Holding Co. II Term Loan	USD 3 Month LIBOR	2.500
John Deere Capital Corp.	USD 3 Month LIBOR	0.270
John Deere Capital Corp.	USD 3 Month LIBOR	0.480
JPMorgan Chase & Co.	USD 3 Month LIBOR	0.550
JPMorgan Chase Bank NA	USD 3 Month LIBOR	0.290
LCM XXII, Ltd.	USD 3 Month LIBOR	1.480
LCM XXV, Ltd.	USD 3 Month LIBOR	1.210
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Lions Gate Entertainment Corp. Term Loan B	USD 3 Month LIBOR	2.250
Lloyds Banking Group PLC	USD 3 Month LIBOR	0.810
Lloyds Banking Group PLC	USD 3 Month LIBOR	1.270
Lloyds Banking Group PLC	USD 3 Month LIBOR	1.205

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 433

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Long Beach Mortgage Loan Trust	USD 1 Month LIBOR	0.750
M A Finance Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
MacDermid, Inc. Term Loan B	USD 1 Month LIBOR	3.000
Madison Park Funding XXVI, Ltd.	USD 3 Month LIBOR	1.200
Mastr Asset Backed Securities Trust	USD 1 Month LIBOR	0.160
Merck & Co. , Inc.	USD 3 Month LIBOR	0.360
Merrill Lynch Mortgage Investors Trust	USD 1 Month LIBOR	0.370
Metropolitan Life Global Funding I	USD 3 Month LIBOR	0.230
MGM Growth Properties Operating Partnership, LP Term Loan B	USD 1 Month LIBOR	2.000
Michaels Stores, Inc. Term Loan B1	USD 1 Month LIBOR	2.750
Morgan Stanley	USD 3 Month LIBOR	1.400
Morgan Stanley	USD 3 Month LIBOR	0.847
Morgan Stanley	USD 3 Month LIBOR	1.140
MultiPlan, Inc. Term Loan B	USD 3 Month LIBOR	2.750
Mutual of Omaha Insurance Co.	USD 3 Month LIBOR	2.640
National Australia Bank, Ltd.	USD 3 Month LIBOR	0.280
National Australia Bank, Ltd.	USD 3 Month LIBOR	0.510
National Bank of Canada	USD 3 Month LIBOR	0.200
Nationstar Home Equity Loan Trust	USD 1 Month LIBOR	0.330
Nationstar Home Equity Loan Trust	USD 1 Month LIBOR	0.230
Navient Student Loan Trust	USD 1 Month LIBOR	1.050
New York Life Global Funding	USD 3 Month LIBOR	0.120
Newcastle Mortgage Securities Trust	USD 1 Month LIBOR	0.390
Nissan Auto Receivables Owner Trust	USD 1 Month LIBOR	0.060
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.160
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.306
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.150
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.190
Nordea Bank AB	USD 3 Month LIBOR	0.470
Nordea Bank AB	USD 3 Month LIBOR	0.380
Nordea Bank AB	USD 3 Month LIBOR	0.280
Numericable Group SA Term Loan B12	USD 3 Month LIBOR	3.000
ON Semiconductor Corp 1st Lien Term Loan B2	USD 1 Month LIBOR	2.000
PACCAR Financial Corp.	USD 3 Month LIBOR	0.600
Pacific Life Insurance Co.	USD 3 Month LIBOR	2.796
PAREXEL International Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Party City Holdings, Inc. 1st Lien Term Loan	USD 2 Month LIBOR	2.750
Petco Animal Supplies, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	3.250
PetSmart, Inc. Term Loan B2	USD 1 Month LIBOR	3.000
Pfizer, Inc.	USD 3 Month LIBOR	0.300
Popular ABS Mortgage Pass-Through Trust	USD 1 Month LIBOR	0.260
Post Holdings, Inc. Incremental Term Loan	USD 1 Month LIBOR	2.000
Prime Security Services Borrower LLC Term Loan B1	USD 1 Month LIBOR	2.750

See accompanying notes which are an integral part of the financial statements.

434 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Procter & Gamble Co. (The)	USD 3 Month LIBOR	0.270
Province of Quebec Canada	USD 3 Month LIBOR	0.230
Province of Quebec Canada	USD 3 Month LIBOR	0.280
PSP Capital, Inc	USD 3 Month LIBOR	0.070
Quikrete Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RAMP Trust	USD 1 Month LIBOR	0.570
Reckitt Benckiser Treasury Services PLC	USD 3 Month LIBOR	0.560
Republic of Argentina Government International Bond	Argentina Central Bank 7-Day Repo Reference Rate	0.000
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Royal Bank of Canada	USD 3 Month LIBOR	0.380
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	2.500
RPI Finance Trust Term Loan B	USD 3 Month LIBOR	2.000
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 1 Month LIBOR	2.750
Seattle SpinCo, Inc. Term Loan B3	USD 1 Month LIBOR	2.750
Securitized Asset-Backed Receivables LLC Trust	USD 1 Month LIBOR	0.130
ServiceMaster Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Shackleton CLO, Ltd.	USD 3 Month LIBOR	1.000
Shackleton CLO, Ltd.	USD 3 Month LIBOR	1.500
Shell International Finance BV	USD 3 Month LIBOR	0.580
SLM Private Credit Student Loan Trust	USD 3 Month LIBOR	0.330
SLM Student Loan Trust	USD 3 Month LIBOR	0.110
SLM Student Loan Trust	USD 3 Month LIBOR	0.150
SLM Student Loan Trust	USD 3 Month LIBOR	1.100
Sound Point CLO, Ltd.	USD 3 Month LIBOR	1.000
Soundview Home Loan Trust	USD 1 Month LIBOR	0.470
Standard Chartered PLC	USD 3 Month LIBOR	1.460
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Structured Asset Investment Loan Trust	USD 1 Month LIBOR	0.360
Structured Asset Investment Loan Trust	USD 1 Month LIBOR	0.720
Structured Asset Mortgage Investments II Trust	USD 1 Month LIBOR	0.400
Structured Asset Mortgage Investments II Trust	USD 1 Month LIBOR	0.680
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.170
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.170
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.150
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.130
Structured Asset Securities Corp. Mortgage Loan Trust	USD 1 Month LIBOR	0.310
Sumitomo Mitsui Banking Corp.	USD 3 Month LIBOR	0.460
Sungard Availability Services Capital, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	10.000
SunGard Availability Services Capital, Inc. Term Loan B	USD 1 Month LIBOR	7.000
Svenska Handelsbanken AB	USD 3 Month LIBOR	0.400
Svenska Handelsbanken AB	USD 3 Month LIBOR	0.280
Teachers Insurance & Annuity Association of America	USD 3 Month LIBOR	2.661
Tharaldson Hotel Portfolio Trust	USD 1 Month LIBOR	0.750

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 435

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities		Referenced Rate			Spread %
Toronto-Dominion Bank (The)		USD 3 Month LIBOR			0.300
Toyota Motor Credit Corp.		USD 3 Month LIBOR			0.260
Toyota Motor Credit Corp.		USD 3 Month LIBOR			0.460
Toyota Motor Credit Corp.		USD 3 Month LIBOR			0.150
Trans Union LLC 1st Lien Term Loan B3		USD 1 Month LIBOR			2.000
Unitymedia Finance LLC 1st Lien Term Loan B		USD 1 Month LIBOR			2.250
Unitymedia Finance LLC 1st Lien Term Loan D		USD 1 Month LIBOR			2.250
Univision Communications, Inc. Term Loan C5		USD 1 Month LIBOR			2.750
UPC Financing Partnership 1st Lien Term Loan AR		USD 1 Month LIBOR			2.500
Valeant Pharmaceuticals International, Inc. Term Loan B		USD 1 Month LIBOR			3.500
Verizon Communications, Inc.		USD 3 Month LIBOR			1.750
Verizon Communications, Inc.		USD 3 Month LIBOR			0.770
Viacom, Inc.		USD 3 Month LIBOR			3.899
VICI Properties, Inc. Term Loan B		USD 1 Month LIBOR			2.000
Virgin Media Bristol LLC 1st Lien Term Loan K		USD 1 Month LIBOR			2.500
Voya CLO, Ltd.		USD 3 Month LIBOR			1.250
Voya CLO, Ltd.		USD 3 Month LIBOR			1.450
Wachovia Capital Trust II		USD 3 Month LIBOR			0.500
Waldorf Astoria Boca Raton Trust		USD 1 Month LIBOR			4.350
Walt Disney Co. (The)		USD 3 Month LIBOR			0.190
Washington Mutual Mortgage Pass-Through Certificates Trust		USD 1 Month LIBOR			0.460
Wells Fargo & Co.		USD 3 Month LIBOR			1.340
Wells Fargo & Co.		USD 3 Month LIBOR			1.010
Wells Fargo & Co.		USD 3 Month LIBOR			1.230
Wells Fargo Home Equity Asset-Backed Securities Trust		USD 1 Month LIBOR			0.885
Western Digital Corp. 1st Lien Term Loan B3		USD 1 Month LIBOR			2.000
Westpac Banking Corp.		USD 1 Month LIBOR			0.160
Westpac Banking Corp.		USD 3 Month LIBOR			0.360
XPO Logistics, Inc.		USD 3 Month LIBOR			2.000
Ziggo Secured Finance Partnership 1st Lien Term Loan E		USD 1 Month LIBOR			2.500

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Bond Futures	2,506	AUD	320,502	06/18	914
Canadian Currency Futures	2	USD	156	06/18	(3)
Euro-Bund Futures	436	EUR	69,211	06/18	1,184
Eurodollar Futures	953	USD	231,174	12/19	(446)
Eurodollar Futures	477	USD	115,673	06/20	(445)

See accompanying notes which are an integral part of the financial statements.

436 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
Eurodollar Futures	61	USD	14,787	03/21	(72)
Japanese Yen Currency Futures	77	USD	8,834	06/18	(206)
United States 2 Year Treasury Note Futures	810	USD	171,758	06/20	(455)
United States 5 Year Treasury Note Futures	2,924	USD	331,896	06/18	(1,782)
United States 10 Year Treasury Note Futures	9,144	USD	1,093,851	06/18	(2,175)
United States 10 Year Ultra Treasury Note Futures	153	USD	19,567	07/18	(19)
United States Treasury Long Bond Futures	917	USD	131,904	06/18	987
United States Treasury Ultra Bond Futures	826	USD	129,786	06/18	1,491
Short Positions
Euro-Bobl Futures	188	EUR	24,628	06/18	(189)
Euro-Bund Futures	2,524	EUR	400,660	06/18	(3,936)
Eurodollar Futures	551	USD	134,485	06/18	124
Eurodollar Futures	58	USD	14,139	09/18	126
Eurodollar Futures	194	USD	47,217	12/18	298
Eurodollar Futures	203	USD	49,352	03/19	256
Euro-Oat Futures	92	EUR	14,151	06/18	(260)
Euro-Schatz Futures	2,970	EUR	332,388	06/18	(508)
Japan Government 10 Year Bond Futures	148	JPY	22,294,720	06/18	74
Long Gilt Futures	603	GBP	73,722	06/18	(1,164)
United States 2 Year Treasury Note Futures	698	USD	148,009	06/18	353
United States 5 Year Treasury Note Futures	277	USD	31,442	06/18	91
United States 10 Year Treasury Note Futures	267	USD	31,940	06/18	116
United States 10 Year Ultra Treasury Note Futures	171	USD	21,870	07/18	29
United States Treasury Long Bond Futures	500	USD	71,922	06/18	(157)
United States Treasury Ultra Bond Futures	23	USD	3,614	06/18	(70)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(5,844)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (USD/JPY)	HSBC	Put	1	104.50	USD	6,200	05/07/18	—
Cross Currency Options (USD/JPY)	HSBC	Put	1	105.25	USD	12,000	05/22/18	(3)
Cross Currency Options (USD/JPY)	HSBC	Put	1	106.25	USD	6,000	05/25/18	(5)
United States 5 Year Treasury Note
Futures	Merrill Lynch	Call	308	113.75	USD	35,035	05/11/18	(32)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	65	123.00	USD	7,995	05/25/18	(2)
United States Treasury Bond Futures	Merrill Lynch	Call	68	147.00	USD	9,996	05/25/18	(11)
United States Treasury Bond Futures	Merrill Lynch	Call	14	150.00	USD	2,100	05/25/18	—
Total Liability for Options Written (premiums received $130)								(53)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	14,080	AUD	18,123	05/23/18	(435)
Bank of America	USD	42	CZK	870	05/23/18	(1)
Bank of America	USD	43	CZK	875	05/23/18	(2)
Bank of America	USD	19,464	CZK	394,039	05/23/18	(853)
Bank of America	USD	26	HKD	204	05/23/18	—

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 437

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Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	30	HKD	232	05/23/18	—
Bank of America	USD	19,226	HKD	149,999	05/23/18	(104)
Bank of America	USD	14	HUF	3,554	05/23/18	—
Bank of America	USD	90	HUF	22,512	05/23/18	(3)
Bank of America	USD	19,461	HUF	4,844,884	05/23/18	(790)
Bank of America	USD	8,446	MXN	158,762	05/23/18	17
Bank of America	USD	6	PLN	21	05/23/18	—
Bank of America	USD	19,381	PLN	64,730	05/23/18	(936)
Bank of America	USD	43	THB	1,337	05/23/18	(1)
Bank of America	USD	97	THB	3,008	05/23/18	(1)
Bank of America	USD	128	THB	3,964	05/23/18	(2)
Bank of America	USD	287	THB	8,919	05/23/18	(4)
Bank of America	USD	69	TRY	276	05/23/18	(2)
Bank of America	USD	156	TRY	620	05/23/18	(4)
Bank of America	USD	427	TRY	1,777	05/23/18	8
Bank of America	USD	961	TRY	3,999	05/23/18	17
Bank of America	USD	8,430	TRY	32,459	05/23/18	(490)
Bank of America	USD	18,967	TRY	73,033	05/23/18	(1,103)
Bank of America	USD	114	ZAR	1,378	05/23/18	(3)
Bank of America	USD	8,622	ZAR	102,031	05/23/18	(459)
Bank of America	AUD	63,432	USD	49,280	05/23/18	1,523
Bank of America	CZK	1,957	USD	95	05/23/18	3
Bank of America	CZK	1,969	USD	97	05/23/18	4
Bank of America	CZK	175,128	USD	8,650	05/23/18	379
Bank of America	HKD	459	USD	59	05/23/18	—
Bank of America	HKD	522	USD	67	05/23/18	—
Bank of America	HKD	66,666	USD	8,545	05/23/18	46
Bank of America	HUF	1,579	USD	6	05/23/18	—
Bank of America	HUF	50,652	USD	201	05/23/18	6
Bank of America	HUF	2,153,282	USD	8,649	05/23/18	351
Bank of America	MXN	1,569	USD	83	05/23/18	(1)
Bank of America	MXN	4,379	USD	241	05/23/18	8
Bank of America	PLN	346	USD	103	05/23/18	4
Bank of America	THB	268,527	USD	8,603	05/23/18	91
Bank of America	THB	604,185	USD	19,358	05/23/18	204
Bank of America	ZAR	2,184	USD	182	05/23/18	7
Bank of Montreal	USD	15,911	EUR	12,843	05/23/18	(379)
Bank of Montreal	USD	24,750	EUR	19,978	05/23/18	(590)
Bank of Montreal	CHF	6,768	USD	7,035	05/23/18	195
Bank of Montreal	CHF	15,227	USD	15,828	05/23/18	438
Bank of Montreal	SEK	415,385	USD	49,287	05/23/18	1,780
Barclays	USD	6,747	CAD	8,480	07/19/18	(130)
Barclays	USD	10,694	MXN	196,247	07/19/18	(326)
Barclays	USD	29	RUB	1,800	07/19/18	—
Barclays	USD	313	RUB	19,568	07/19/18	(5)
Barclays	CNY	93,360	USD	14,719	07/19/18	17
Barclays	EUR	5,005	USD	6,218	07/19/18	139
Brown Brothers Harriman	USD	49,545	GBP	34,582	05/23/18	(1,892)
Brown Brothers Harriman	ILS	43,237	USD	12,272	05/23/18	243
Brown Brothers Harriman	ILS	111,182	USD	31,617	05/23/18	686
Citibank	USD	2,341	BRL	8,000	07/19/18	(74)
Citibank	USD	2,911	INR	193,200	05/24/18	(12)

See accompanying notes which are an integral part of the financial statements.

438 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	USD	5,371	JPY	583,620	07/19/18	(3)
Citibank	USD	1,946	MXN	37,060	07/19/18	12
Citibank	USD	48	RUB	2,990	07/19/18	(1)
Citibank	ILS	86,475	USD	24,625	05/23/18	568
Citibank	JPY	797,718	USD	7,485	07/19/18	148
Citibank	MXN	5,500	USD	289	07/19/18	(2)
Citibank	MXN	7,500	USD	407	07/19/18	11
Citibank	NOK	246,789	USD	31,790	05/23/18	1,006
HSBC	INR	193,200	USD	2,881	05/24/18	(18)
JPMorgan Chase	USD	8,553	CAD	10,523	05/04/18	(357)
JPMorgan Chase	USD	8,217	CAD	10,523	08/03/18	(4)
JPMorgan Chase	USD	11,403	CHF	11,296	05/04/18	(3)
JPMorgan Chase	USD	6,976	CLP	4,200,593	05/15/18	(128)
JPMorgan Chase	USD	816	CZK	17,281	05/04/18	(1)
JPMorgan Chase	USD	9,201	GBP	6,509	06/13/18	(222)
JPMorgan Chase	USD	521	HKD	4,091	05/04/18	—
JPMorgan Chase	USD	12,033	HUF	3,122,656	05/04/18	(12)
JPMorgan Chase	USD	4,647	INR	305,000	07/19/18	(101)
JPMorgan Chase	USD	552	JPY	58,902	06/13/18	(12)
JPMorgan Chase	USD	1,851	MXN	34,762	05/04/18	7
JPMorgan Chase	USD	2,407	MXN	44,821	05/04/18	(11)
JPMorgan Chase	USD	5,022	NOK	39,195	05/04/18	(136)
JPMorgan Chase	USD	8,018	NOK	61,267	05/04/18	(381)
JPMorgan Chase	USD	12,595	NOK	100,462	08/03/18	(29)
JPMorgan Chase	USD	100	PHP	5,232	05/15/18	1
JPMorgan Chase	USD	1,214	PLN	4,032	05/04/18	(65)
JPMorgan Chase	USD	2,435	PLN	8,270	05/04/18	(79)
JPMorgan Chase	USD	3,523	PLN	12,302	08/03/18	(12)
JPMorgan Chase	USD	18,874	SEK	147,512	05/04/18	(2,026)
JPMorgan Chase	USD	12,289	SEK	106,360	08/03/18	(55)
JPMorgan Chase	USD	13,753	SGD	18,222	05/04/18	(10)
JPMorgan Chase	AUD	40,131	USD	30,741	06/13/18	525
JPMorgan Chase	BRL	39,185	USD	11,755	05/15/18	583
JPMorgan Chase	CAD	10,523	USD	8,200	05/04/18	3
JPMorgan Chase	CHF	11,296	USD	12,244	05/04/18	845
JPMorgan Chase	CHF	11,296	USD	11,494	08/03/18	3
JPMorgan Chase	COP	14,988,274	USD	5,382	05/15/18	46
JPMorgan Chase	CZK	17,281	USD	860	05/04/18	45
JPMorgan Chase	CZK	17,281	USD	821	08/03/18	1
JPMorgan Chase	EUR	18,626	USD	22,958	06/13/18	397
JPMorgan Chase	HKD	4,091	USD	524	05/04/18	3
JPMorgan Chase	HKD	4,091	USD	522	08/03/18	—
JPMorgan Chase	HUF	1,360,277	USD	5,405	05/04/18	169
JPMorgan Chase	HUF	1,762,379	USD	7,152	05/04/18	368
JPMorgan Chase	HUF	3,122,656	USD	12,104	08/03/18	11
JPMorgan Chase	IDR	135,757,937	USD	9,838	05/15/18	94
JPMorgan Chase	MXN	79,583	USD	4,246	05/04/18	(9)
JPMorgan Chase	MXN	34,762	USD	1,825	08/03/18	(7)
JPMorgan Chase	NOK	100,462	USD	12,551	05/04/18	28
JPMorgan Chase	NZD	55,549	USD	40,459	06/13/18	1,380
JPMorgan Chase	PEN	56,533	USD	17,494	05/15/18	122
JPMorgan Chase	PLN	12,302	USD	3,516	05/04/18	11

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 439

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
				Amount		Amount			(Depreciation)
Counterparty				Sold		Bought	Settlement Date		$
JPMorgan Chase			SEK	41,152	USD	4,873	05/04/18		173
JPMorgan Chase			SEK	106,360	USD	12,201	05/04/18		54
JPMorgan Chase			SGD	18,222	USD	13,887	05/04/18		144
JPMorgan Chase			SGD	18,222	USD	13,780	08/03/18		8
JPMorgan Chase			THB	358,815	USD	11,514	05/15/18		142
JPMorgan Chase			TWD	228,833	USD	7,850	05/15/18		115
Royal Bank of Canada			USD	49,333	JPY	5,279,705	05/23/18		(974)
Royal Bank of Canada			USD	13,977	NZD	19,058	05/23/18		(569)
Royal Bank of Canada			DKK	85,005	USD	14,140	05/23/18		342
Royal Bank of Canada			SEK	118,681	USD	14,141	05/23/18		568
Standard Chartered Bank			USD	3,264	JPY	354,214	05/30/18		(18)
State Street			USD	389	BRL	1,285	05/23/18		(23)
State Street			USD	31,776	CAD	39,888	05/23/18		(696)
State Street			USD	15	INR	966	05/23/18		—
State Street			USD	27	INR	1,785	05/23/18		—
State Street			USD	8,490	INR	548,172	05/23/18		(263)
State Street			USD	31,750	JPY	3,394,096	05/23/18		(661)
State Street			USD	209	MYR	814	05/23/18		(3)
State Street			USD	285	MYR	1,116	05/23/18		(2)
State Street			USD	152	PEN	498	05/23/18		1
State Street			USD	273	PEN	880	05/23/18		(2)
State Street			USD	431	RUB	24,943	05/23/18		(36)
State Street			USD	640	RUB	40,014	05/23/18		(6)
State Street			USD	8,644	RUB	492,587	05/23/18		(841)
State Street			USD	37	TWD	1,073	05/23/18		—
State Street			USD	75	TWD	2,162	05/23/18		(2)
State Street			BRL	2,307	USD	671	05/23/18		13
State Street			BRL	63,254	USD	19,326	05/23/18		1,304
State Street			ILS	43,237	USD	12,350	05/23/18		321
State Street			MYR	75,520	USD	19,314	05/23/18		180
State Street			PEN	62,653	USD	19,207	05/23/18		(42)
State Street			RUB	11,086	USD	192	05/23/18		16
State Street			RUB	90,031	USD	1,440	05/23/18		14
State Street			RUB	1,108,321	USD	19,449	05/23/18		1,891
State Street			TWD	250,064	USD	8,710	05/23/18		253
Westpac			USD	15,912	EUR	12,843	05/23/18		(380)
Westpac			USD	24,752	EUR	19,978	05/23/18		(592)
Westpac			CHF	6,768	USD	7,035	05/23/18		194
Westpac			CHF	15,227	USD	15,828	05/23/18		438
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts									1,328

Interest Rate Swap Contracts

Amounts in thousands
							Premiums	Unrealized
							Paid	Appreciation
						Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays		Date	$	$	$
JPMorgan Chase	DKK	23,200	Six Month CIBOR(3)	0.510%(4)		05/05/25	2	60	62
JPMorgan Chase	DKK	50,924	Six Month CIBOR(3)	0.943%(4)		05/05/25	(49)	(97)	(146)
JPMorgan Chase	DKK	5,800	Six Month CIBOR(3)	0.640%(4)		05/06/25	—	5	5
JPMorgan Chase	CZK	22,190	Six Month PRIBOR(3)	0.490%(4)		06/19/25	—	88	88

See accompanying notes which are an integral part of the financial statements.

440 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Interest Rate Swap Contracts

Amounts in thousands
								Premiums	Unrealized
								Paid	Appreciation
						Termination		(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives		Fund Pays		Date	$	$	$
JPMorgan Chase	CZK	87,000	Six Month PRIBOR(3)	0.495%(4)			06/19/25	—	344	344
JPMorgan Chase	CZK	180,751	Six Month PRIBOR(3)	1.280%(4)			06/19/25	—	184	184
				Mexico Interbank 28
Merrill Lynch	MXN	1,014,690	7.351%(3)	Day Deposit Rate(1)			04/05/21	(39)	(217)	(256)
Merrill Lynch	USD	20,241	2.250%(3)	Three Month LIBOR(2)			05/31/22	38	(539)	(501)
Merrill Lynch	USD	51,750	2.850%(3)	Three Month LIBOR(2)			08/31/22	(15)	(126)	(141)
			Federal Fund
Merrill Lynch	USD	88,698	Effective Rate(2)	Three Month LIBOR(2)			05/15/23	9	(18)	(9)
Merrill Lynch	USD	34,648	Three Month LIBOR(2)	2.950%(3)			11/15/43	(133)	784	651
Total Open Interest Rate Swap Contracts (å)								(187)	468	281

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
								Premiums	Unrealized
						Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell				Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection		Notional Amount		Fixed Rate	Date	$	$	$
CDX Investment Grade
Index	Merrill Lynch	Sell		USD	29,920	1.000%(2)	06/20/23	535	54	589
CDX Investment Grade
Index	Merrill Lynch	Sell		USD	18,980	1.000%(2)	12/20/22	404	—	404

CDX NA High Yield Index	Goldman Sachs	Sell		USD	12,630	5.000%(2)	06/20/23	783	145	928

CDX NA High Yield Index	Merrill Lynch	Purchase		USD	4,750	(5.000%(2)	06/20/23	(345)	639	294

CDX NA High Yield Index	Merrill Lynch	Purchase		USD	5,090	(5.000%(2)	12/20/22	(355)	(39)	(394)
Total Open Credit Indices Contracts (å)								1,022	799	1,821

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 441

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$326,178	$5,390	$—	$331,568	6.8
Corporate Bonds and Notes	—	993,056	—	—	993,056	20.2
International Debt	—	474,797	6,000	—	480,797	9.8
Loan Agreements	—	43,935	—	—	43,935	0.9
Mortgage-Backed Securities	—	974,558	5,418	—	979,976	20.0
Municipal Bonds	—	19,166	—	—	19,166	0.4
Non-US Bonds	—	171,415	—	—	171,415	3.5
United States Government Treasuries	—	1,478,497	—	—	1,478,497	30.1
Common Stocks	—	—	—	—	—	—
Options Purchased	44	76	—	—	120	—*
Short-Term Investments	—	388,455	—	181,417	569,872	11.6
Total Investments	44	4,870,133	16,808	181,417	5,068,402	103.3
Other Assets and Liabilities, Net						(3.3)
						100.0
Other Financial Instruments
Assets
Futures Contracts	6,043	—	—	—	6,043	0.1
Foreign Currency Exchange Contracts	—	18,724	—	—	18,724	0.4
Interest Rate Swap Contracts	—	1,334	—	—	1,334	—*
Credit Default Swap Contracts	—	2,215	—	—	2,215	—*

Liabilities
Futures Contracts	(11,887)	—	—	—	(11,887)	(0.2)
Options Written	(45)	(8)	—	—	(53)	(—)*
Foreign Currency Exchange Contracts	—	(17,396)	—	—	(17,396)	(0.4)
Interest Rate Swap Contracts	—	(1,053)	—	—	(1,053)	(—)*
Credit Default Swap Contracts	—	(394)	—	—	(394)	(—)*
Total Other Financial Instruments**	$(5,889)	$3,422	$—	$—	$(2,467)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2018, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

442 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Argentina	6,906
Australia	49,190
Austria	2,305
Bermuda	12,036
Brazil	23,867
Canada	93,992
Cayman Islands	62,734
Chile	3,894
China	2,733
Colombia	26,579
Curacao	372
Denmark	4,621
Ecuador	443
Egypt	552
Finland	4,600
France	23,241
Germany	8,136
Guernsey	1,031
Hong Kong	1,443
India	3,579
Indonesia	6,177
Ireland	23,175
Italy	6,623
Japan	13,840
Jersey	497
Kazakhstan	255
Kenya	693
Kuwait	1,010
Luxembourg	8,702
Malaysia	12,559
Mexico	43,655
Morocco	317
Netherlands	53,494
New Zealand	25,496
Nigeria	629
Norway	4,509
Panama	1,234
Peru	14,670
Poland	8,772
Qatar	1,070
Russia	7,430
Saudi Arabia	6,044
Singapore	14,850
South Korea	6,569
Spain	7,180
Sweden	17,273
Switzerland	15,455
United Arab Emirates	2,454
United Kingdom	66,650
United States	4,364,328

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 443

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Virgin Islands, British	538
Total Investments	5,068,402

See accompanying notes which are an integral part of the financial statements.

444 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$—	$76	$44
Unrealized appreciation on foreign currency exchange contracts	—	18,724	—
Receivable from Broker for Futures**	—	—	6,043
Interest rate swap contracts, at fair value	—	—	1,334
Credit default swap contracts, at fair value	2,215	—	—
Total	$2,215	$18,800	$7,421

Location: Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures**	$—	$209	$11,678
Unrealized depreciation on foreign currency exchange contracts	—	17,396	—
Options written, at fair value	—	9	44
Interest rate swap contracts, at fair value	—	—	1,053
Credit default swap contracts, at fair value	394	—	—
Total	$394	$17,614	$12,775
		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$—	$(1,165)	$(1,156)
Futures contracts	—	293	(44,608)
Options written	—	287	1,244
Interest rate swap contracts	—	—	5,443
Credit default swap contracts	67	—	—
Foreign currency exchange contracts	—	(3,071)	—
Total	$67	$(3,656)	$(39,077)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$—	$18	$131
Futures contracts	—	(77)	1,450
Options written	—	393	(159)
Interest rate swap contracts	—	—	(3,536)
Credit default swap contracts	818	—	—
Foreign currency exchange contracts	—	1,924	—
Total	$818	$2,258	$(2,114)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 445

Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$120	$—	$120
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	18,724	—	18,724
Futures Contracts	Receivable from Broker for Futures	45,833	—	45,833
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	1,334	—	1,334
Credit Default Swap Contracts	Credit default swap contracts, at fair value	2,215	—	2,215
Total Financial and Derivative Assets		68,226	—	68,226
Financial and Derivative Assets not subject to a netting agreement		(48,745)	—	(48,745)
Total Financial and Derivative Assets subject to a netting agreement		$19,481	$—	$19,481

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$2,666	$2,666	$—	$—
Bank of Montreal	2,413	969	—	1,444
Barclays	156	156	—	—
Brown Brothers Harriman	929	929	—	—
Citigroup	1,745	80	—	1,665
HSBC	76	27	49	—
JPMorgan Chase	5,961	3,705	2,256	—
Royal Bank of Canada	909	909	—	—
State Street	3,994	2,575	1,419	—
Westpac	632	632	—	—
Total	$19,481	$12,648	$3,724	$3,109

See accompanying notes which are an integral part of the financial statements.

446 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures	$3,166	$—	$3,166
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	17,396	—	17,396
Options Written Contracts	Options written, at fair value	53	—	53
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	1,053	—	1,053
Credit Default Swap Contracts	Credit default swap contracts, at fair value	394	—	394
Total Financial and Derivative Liabilities		22,062	—	22,062
Financial and Derivative Liabilities not subject to a netting agreement		(4,511)	—	(4,511)
Total Financial and Derivative Liabilities subject to a netting agreement		$17,551	$—	$17,551

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$5,195	$2,666	$2,528	$1
Bank of Montreal	969	969	—	—
Barclays	461	156	—	305
Brown Brothers Harriman	1,893	929	—	964
Citigroup	92	80	12	—
HSBC	27	27	—	—
JPMorgan Chase	3,806	3,705	101	—
Royal Bank of Canada	1,543	909	—	634
Standard Chartered	18	—	—	18
State Street	2,575	2,575	—	—
Westpac	972	632	—	340
Total	$17,551	$12,648	$2,641	$2,262

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 447

Russell Investment Company
Strategic Bond Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$5,123,678
Investments, at fair value(>)	5,068,402
Cash	21,823
Foreign currency holdings(^)	3,006
Unrealized appreciation on foreign currency exchange contracts	18,724
Receivables:
Dividends and interest	28,573
Dividends from affiliated funds	264
Investments sold	102,764
Fund shares sold	5,713
From broker(a)(b)(c)(d)(e)	66,367
Other receivable	64
Prepaid expenses	40
Interest rate swap contracts, at fair value(•)	1,334
Credit default swap contracts, at fair value(+)	2,215
Total assets	5,319,289

Liabilities
Payables:
Due to broker (f)(g)(h)(i)	25,443
Investments purchased	360,169
Fund shares redeemed	3,489
Accrued fees to affiliates	2,174
Other accrued expenses	485
Deferred capital gains tax liability	58
Other payable	171
Unrealized depreciation on foreign currency exchange contracts	17,396
Options written, at fair value(x)	53
Interest rate swap contracts, at fair value(•)	1,053
Credit default swap contracts, at fair value(+)	394
Total liabilities	410,885

Net Assets	$4,908,404

See accompanying notes which are an integral part of the financial statements.

448 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$10,182
Accumulated net realized gain (loss)	(92,347)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(55,335)
Investments in affiliated funds	1
Futures contracts	(5,844)
Options written	77
Foreign currency exchange contracts	1,328
Interest rate swap contracts	468
Credit default swap contracts	799
Foreign currency-related transactions	(94)
Other investments	(1,663)
Shares of beneficial interest	4,655
Additional paid-in capital	5,046,177
Net Assets	$4,908,404

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.52
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$10.93
Class A — Net assets	$37,954,311
Class A — Shares outstanding ($. 01 par value)	3,607,959
Net asset value per share: Class C(#)	$10.47
Class C — Net assets	$31,694,367
Class C — Shares outstanding ($. 01 par value)	3,027,361
Net asset value per share: Class E(#)	$10.44
Class E — Net assets	$4,534,353
Class E — Shares outstanding ($. 01 par value)	434,348
Net asset value per share: Class M(#)	$10.56
Class M — Net assets	$181,161,118
Class M — Shares outstanding ($. 01 par value)	17,151,308
Net asset value per share: Class R6(#)	$10.44
Class R6 — Net assets	$737,546
Class R6 — Shares outstanding ($. 01 par value)	70,630
Net asset value per share: Class S(#)	$10.57
Class S — Net assets	$3,787,853,946
Class S — Shares outstanding ($. 01 par value)	358,245,822
Net asset value per share: Class Y(#)	$10.42
Class Y — Net assets	$864,468,156
Class Y — Shares outstanding ($. 01 par value)	82,942,113
Amounts in thousands
(^) Foreign currency holdings - cost	$3,050
(x) Premiums received on options written	$130
(+) Credit default swap contracts - premiums paid (received)	$1,022
(•) Interest rate swap contracts - premiums paid (received)	$(187)
(>) Investments in affiliates, U. S. Cash Management Fund	$181,417

(a) Receivable from Broker for Futures	$5,648
(b) Receivable from Broker for Swaps	$8,198
(c) Receivable from Broker for TBAs	$5,988
(d) Receivable from Broker for Forwards	$700
(e) Receivable Variation Margin for Futures	$45,833
(f) Due to Broker for Futures	$11,386
(g) Due to Broker for Swaps	$2,351
(h) Due to Broker for Forwards	$8,540

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 449

Russell Investment Company
Strategic Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
(i) Payables Variation Margin for Futures	$3,166
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

450 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$111
Dividends from affiliated funds	1,859
Interest	67,524
Total investment income	69,494

Expenses
Advisory fees	11,603
Administrative fees	1,169
Custodian fees	373
Distribution fees - Class A	50
Distribution fees - Class C	134
Distribution fees – Class T	—**
Transfer agent fees - Class A	40
Transfer agent fees - Class C	36
Transfer agent fees - Class E	5
Transfer agent fees - Class M	168
Transfer agent fees - Class R6	—**
Transfer agent fees - Class S	3,818
Transfer agent fees – Class T	—**
Transfer agent fees - Class Y	18
Professional fees	131
Registration fees	103
Shareholder servicing fees - Class C	45
Shareholder servicing fees - Class E	6
Trustees’ fees	79
Printing fees	147
Miscellaneous	30
Expenses before reductions	17,955
Expense reductions	(4,212)
Net expenses	13,743
Net investment income (loss)	55,751

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(16,264)
Investments in affiliated funds	(18)
Futures contracts	(44,315)
Options written	1,531
Foreign currency exchange contracts	(3,071)
Interest rate swap contracts	5,443
Credit default swap contracts	67
Foreign currency-related transactions	269
Net realized gain (loss)	(56,358)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(87,631)
Investments in affiliated funds	1
Futures contracts	1,373
Options written	234
Foreign currency exchange contracts	1,924
Interest rate swap contracts	(3,536)
Credit default swap contracts	818

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 451

Russell Investment Company
Strategic Bond Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Foreign currency-related transactions	123
Other investments	1
Net change in unrealized appreciation (depreciation)	(86,693)
Net realized and unrealized gain (loss)	(143,051)
Net Increase (Decrease) in Net Assets from Operations	$(87,300)

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

452 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,751	$99,723
Net realized gain (loss)	(56,358)	(71,846)
Net change in unrealized appreciation (depreciation)	(86,693)	3,422
Net increase (decrease) in net assets from operations	(87,300)	31,299

Distributions
From net investment income
Class A	(372)	(462)
Class C	(213)	(252)
Class E	(45)	(774)
Class I(3)	—	(10,102)
Class M(1)	(1,773)	(197)
Class R6	(8)	(7)
Class S	(39,809)	(34,559)
Class T(2)(4)	(—)**	(—)**
Class Y	(8,610)	(10,576)
From net realized gain
Class A	—	(1,400)
Class C	—	(1,465)
Class E	—	(3,505)
Class I(3)	—	(29,900)
Class R6	—	(17)
Class S	—	(82,265)
Class Y	—	(26,610)
Net decrease in net assets from distributions	(50,830)	(202,091)

Share Transactions*
Net increase (decrease) in net assets from share transactions	182,491	(484,619)
Total Net Increase (Decrease) in Net Assets	44,361	(655,411)

Net Assets
Beginning of period	4,864,043	5,519,454
End of period	$4,908,404	$4,864,043
Undistributed (overdistributed) net investment income included in net assets	$10,182	$5,261
** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 453

Russell Investment Company
Strategic Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:
	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	253	$2,706	582	$6,228
Proceeds from reinvestment of distributions	34	365	169	1,769
Payments for shares redeemed	(755)	(8,100)	(1,745)	(18,690)
Net increase (decrease)	(468)	(5,029)	(994)	(10,693)
Class C
Proceeds from shares sold	60	643	417	4,445
Proceeds from reinvestment of distributions	20	211	163	1,699
Payments for shares redeemed	(810)	(8,617)	(1,943)	(20,771)
Net increase (decrease)	(730)	(7,763)	(1,363)	(14,627)
Class E
Proceeds from shares sold	16	172	378	4,036
Proceeds from reinvestment of distributions	4	45	401	4,174
Payments for shares redeemed	(55)	(586)	(12,322)	(129,166)
Net increase (decrease)	(35)	(369)	(11,543)	(120,956)
Class I(3)
Proceeds from shares sold	—	—	8,300	87,431
Proceeds from reinvestment of distributions	—	—	3,828	39,700
Payments for shares redeemed	—	—	(115,490)	(1,228,064)
Net increase (decrease)	—	—	(103,362)	(1,100,933)
Class M(1)
Proceeds from shares sold	6,226	67,078	12,523	136,566
Proceeds from reinvestment of distributions	165	1,773	18	197
Payments for shares redeemed	(1,516)	(16,227)	(264)	(2,878)
Net increase (decrease)	4,875	52,624	12,277	133,885
Class R6
Proceeds from shares sold	7	74	15	160
Proceeds from reinvestment of distributions	1	8	2	25
Payments for shares redeemed	(2)	(20)	(13)	(144)
Net increase (decrease)	6	62	4	41

See accompanying notes which are an integral part of the financial statements.

454 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:
	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars
Class S
Proceeds from shares sold	39,497	423,847	185,780	2,001,834
Proceeds from reinvestment of distributions	3,675	39,565	10,982	115,747
Payments for shares redeemed	(41,698)	(447,305)	(118,627)	(1,277,653)
Net increase (decrease)	1,474	16,107	78,135	839,928
Class T(2)(4)
Proceeds from shares sold	—	—	9	100
Payments for shares redeemed	(9)	(100)	—	—
Net increase (decrease)	(9)	(100)	9	100
Class Y
Proceeds from shares sold	17,702	186,091	12,606	134,621
Proceeds from reinvestment of distributions	812	8,611	3,571	37,121
Payments for shares redeemed	(6,425)	(67,743)	(36,214)	(383,106)
Net increase (decrease)	12,089	126,959	(20,037)	(211,364)
Total increase (decrease)	17,202	$182,491	(46,874)	$(484,619)

**     Less than 500 shares.
(1)     For the period March 16, 2017 (inception date) to October 31, 2017.
(2)     For the period June 7, 2017 (inception date) to October 31, 2017.
(3)     For the period November 1, 2016 to August 18, 2017 (date of reclassification).
(4)     For the period November 1, 2017 to December 14, 2017 (final redemption).

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 455

Russell Investment Company
Strategic Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2018*	10.82	. 11	(. 31)	(. 20)	(. 10)	—
October 31, 2017	11.18	. 18	(. 15)	. 03	(. 09)	(. 30)
October 31, 2016	11.04	. 18	. 33	. 51	(. 20)	(. 17)
October 31, 2015	11.26	. 14	. 03	. 17	(. 17)	(. 22)
October 31, 2014	11.01	. 15	. 29	. 44	(. 14)	(. 05)
October 31, 2013	11.50	. 17	(. 24)	(. 07)	(. 18)	(. 24)

Class C
April 30, 2018*	10.77	. 06	(. 30)	(. 24)	(. 06)	—
October 31, 2017	11.16	. 10	(. 14)	(. 04)	(. 05)	(. 30)
October 31, 2016	11.02	. 10	. 33	. 43	(. 12)	(. 17)
October 31, 2015	11.25	. 06	. 03	. 09	(. 10)	(. 22)
October 31, 2014	11.01	. 07	. 27	. 34	(. 05)	(. 05)
October 31, 2013	11.49	. 08	(. 23)	(. 15)	(. 09)	(. 24)

Class E
April 30, 2018*	10.74	. 10	(. 30)	(. 20)	(. 10)	—
October 31, 2017	11.09	. 18	(. 15)	. 03	(. 08)	(. 30)
October 31, 2016	10.95	. 18	. 33	. 51	(. 20)	(. 17)
October 31, 2015	11.18	. 14	. 02	. 16	(. 17)	(. 22)
October 31, 2014	10.94	. 15	. 28	. 43	(. 14)	(. 05)
October 31, 2013	11.42	. 16	(. 22)	(. 06)	(. 18)	(. 24)

Class M
April 30, 2018*	10.86	. 13	(. 31)	(. 18)	(. 12)	—
October 31, 2017(9)	10.55	. 14	. 20	. 34	(. 03)	—

Class R6
April 30, 2018*	10.74	. 13	(. 31)	(. 18)	(. 12)	—
October 31, 2017	11.09	. 22	(. 15)	. 07	(. 12)	(. 30)
October 31, 2016(5)	10.71	. 14	. 34	. 48	(. 10)	—

Class S
April 30, 2018*	10.88	. 12	(. 32)	(. 20)	(. 11)	—
October 31, 2017	11.21	. 21	(. 13)	. 08	(. 11)	(. 30)
October 31, 2016	11.07	. 21	. 33	. 54	(. 23)	(. 17)
October 31, 2015	11.29	. 17	. 03	. 20	(. 20)	(. 22)
October 31, 2014	11.05	. 18	. 28	. 46	(. 17)	(. 05)
October 31, 2013	11.53	. 19	(. 22)	(. 03)	(. 21)	(. 24)

Class Y
April 30, 2018*	10.72	. 13	(. 31)	(. 18)	(. 12)	—
October 31, 2017	11.07	. 22	(. 15)	. 07	(. 12)	(. 30)
October 31, 2016	10.93	. 23	. 33	. 56	(. 25)	(. 17)
October 31, 2015	11.15	. 19	. 03	. 22	(. 22)	(. 22)
October 31, 2014	10.92	. 19	. 27	. 46	(. 18)	(. 05)
October 31, 2013	11.40	. 21	(. 22)	(. 01)	(. 23)	(. 24)

See accompanying notes which are an integral part of the financial statements.

456 Strategic Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)(k)
(. 10)	10.52	(1.98)	37,954	1.01	. 85	1.99	53
(. 39)	10.82	. 43	44,107	1.00	. 93	1.70	133
(. 37)	11.18	4.79	56,663	1.02	. 96	1.66	203
(. 39)	11.04	1.57	54,123	1.04	. 98	1.29	152
(. 19)	11.26	4.03	64,810	1.03	1.00	1.35	133
(. 42)	11.01	(. 62)	64,310	1.03	1.01	1.50	104

(. 06)	10.47	(2.33)	31,695	1.76	1.60	1.23	53
(. 35)	10.77	(. 28)	40,482	1.75	1.69	. 94	133
(. 29)	11.16	3.92	57,161	1.77	1.71	. 91	203
(. 32)	11.02	. 78	62,412	1.79	1.73	. 54	152
(. 10)	11.25	3.15	69,413	1.78	1.75	. 60	133
(. 33)	11.01	(1.34)	81,015	1.78	1.76	. 74	104

(. 10)	10.44	(1.99)	4,534	1.01	. 85	1.99	53
(. 38)	10.74	. 44	5,043	1.01	. 96	1.66	133
(. 37)	11.09	4.84	133,209	1.02	. 96	1.65	203
(. 39)	10.95	1.50	120,286	1.04	. 98	1.29	152
(. 19)	11.18	3.96	146,158	1.03	1.00	1.34	133
(. 42)	10.94	(. 59)	182,211	1.03	1.02	1.46	104

(. 12)	10.56	(1.88)	181,161	. 76	. 48	2.39	53
(. 03)	10.86	3.21	133,381	. 74	. 54	2.15	133

(. 12)	10.44	(1.90)	738	. 61	. 47	2.39	53
(. 42)	10.74	. 78	696	. 61	. 57	2.07	133
(. 10)	11.09	4.48	674	. 61	. 58	1.93	203

(. 11)	10.57	(1.75)	3,787,854	. 76	. 58	2.27	53
(. 41)	10.88	. 88	3,880,447	. 76	. 68	1.95	133
(. 40)	11.21	5.04	3,123,604	. 78	. 71	1.91	203
(. 42)	11.07	1.82	3,325,522	. 79	. 73	1.54	152
(. 22)	11.29	4.19	4,052,322	. 78	. 75	1.60	133
(. 45)	11.05	(. 34)	4,152,586	. 78	. 76	1.72	104

(. 12)	10.42	(1.89)	864,468	. 56	. 44	2.42	53
(. 42)	10.72	. 80	759,787	. 56	. 54	2.09	133
(. 42)	11.07	5.27	1,005,818	. 58	. 55	2.07	203
(. 44)	10.93	2.00	1,466,270	. 59	. 57	1.70	152
(. 23)	11.15	4.31	1,778,627	. 59	. 59	1.75	133
(. 47)	10.92	(. 15)	2,522,793	. 58	. 58	1.90	104

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 457

Russell Investment Company
Strategic Bond Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:
Advisory fees	$1,460,002
Administration fees	195,108
Distribution fees	27,912
Shareholder servicing fees	7,658
Transfer agent fees	458,117
Trustee fees	25,522
$2,174,319

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$295,829	$1,666,856	$1,781,251	$(18	) $	1	$181,417	$1,859	$—
	$295,829	$1,666,856	$1,781,251	$(18	) $	1	$181,417	$1,859	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$5,140,420,554
Unrealized Appreciation	$83,486,156
Unrealized Depreciation	(157,696,457)
Net Unrealized Appreciation (Depreciation)	$(74,210,301)

See accompanying notes which are an integral part of the financial statements.

458 Strategic Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$977.20	$1,020.98
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$3.77	$3.86

Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2018	$973.80	$1,017.26
	Expenses Paid During Period*	$7.44	$7.60
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.52%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2017	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2018	$977.60	$1,020.98
of other funds.	Expenses Paid During Period*	$3.78	$3.86

* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Investment Grade Bond Fund 459

Russell Investment Company
Investment Grade Bond Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$979.00	$1,022.91
Expenses Paid During Period*	$1.86	$1.91

* Expenses are equal to the Fund's annualized expense ratio of 0.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$979.70	$1,023.06
Expenses Paid During Period*	$1.72	$1.76

* Expenses are equal to the Fund's annualized expense ratio of 0.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$978.50	$1,022.41
Expenses Paid During Period*	$2.35	$2.41

* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$979.30	$1,023.21
Expenses Paid During Period*	$1.57	$1.61

* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

460 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 94.8%			Capital Auto Receivables Asset Trust
Asset-Backed Securities - 5.9%			Series 2017-1 Class A2
ACE Securities Corp. Home Equity Loan			1.760% due 06/22/20 (Þ)	486	485
Trust			Capital One Multi-Asset Execution Trust
Series 2005-HE3 Class M2			Series 2016-A5 Class A5
1.453% due 05/25/35 (Ê)	588	590	1.660% due 06/17/24	3,745	3,583
ACE Securities Corp. Mortgage Loan			Series 2017-A1 Class A1
Trust			2.000% due 01/17/23	521	513
Series 2007-D1 Class A2			Series 2017-A4 Class A4
6.336% due 02/25/38 (~)(Ê)(Þ)	742	692	1.990% due 07/17/23	336	329
Ajax Mortgage Loan Trust			Series 2017-A5 Class A5
Series 2016-C Class A			1.818% due 07/15/27 (Ê)	469	472
4.000% due 10/25/57 (~)(Ê)(Þ)	253	253	CarFinance Capital Auto Trust
Series 2017-A Class A			Series 2015-1A Class A
3.470% due 04/25/57 (~)(Ê)(Þ)	417	414	1.750% due 06/15/21 (Þ)	60	60
American Express Credit Account
Master Trust			CarMax Auto Owner Trust
Series 2017-1 Class A			Series 2017-3 Class A2A
1.930% due 09/15/22	705	694	1.640% due 09/15/20	524	521
Series 2017-6 Class A			Series 2018-2 Class A4
2.040% due 05/15/23	921	903	3.160% due 07/17/23	264	264
Series 2018-2 Class A			Citibank Credit Card Issuance Trust
3.010% due 10/15/25	235	233	Series 2014-A1 Class A1
AmeriCredit Automobile Receivables			2.880% due 01/23/23	2,180	2,176
Trust			Series 2014-A5 Class A5
Series 2013-5 Class D			2.680% due 06/07/23	630	624
2.860% due 12/09/19	1,144	1,145	Series 2016-A2 Class A2
Series 2015-2 Class B			2.190% due 11/20/23	720	699
1.820% due 07/08/20	733	732	Series 2017-A2 Class A2
Series 2017-1 Class A2A			1.740% due 01/19/21	1,453	1,445
1.510% due 05/18/20	158	158	Series 2017-A7 Class A7
Series 2017-4 Class A2A			1.602% due 08/08/24 (Ê)	642	644
1.830% due 05/18/21	1,076	1,071	Series 2018-A2 Class A2
Series 2017-4 Class B			1.891% due 01/21/25 (Ê)	573	574
2.360% due 12/19/22	363	356	CountryPlace Manufactured Housing
Bank of America Credit Card Trust			Contract Trust
Series 2017-A1 Class A1			Series 2005-1 Class A4
1.950% due 08/15/22	487	479	5.200% due 12/15/35 (~)(Ê)(Þ)	540	556
Bayview Opportunity Master Fund IIIa			Countrywide Asset-Backed Certificates
Trust			Series 2004-10 Class MV3
Series 2017-RN7 Class A1			2.116% due 12/25/34 (Ê)	1,379	1,402
3.105% due 09/28/32 (~)(Ê)(Þ)	236	235	Series 2005-3 Class MV5
Bayview Opportunity Master Fund IVa			1.661% due 08/25/35 (Ê)	1,110	1,120
Trust			Series 2005-9 Class M1
Series 2018-RN1 Class A1			1.511% due 01/25/36 (Ê)	1,124	1,121
3.278% due 01/29/33 (~)(Ê)(Þ)	343	341
			CPS Auto Receivables Trust
Bayview Opportunity Master Fund Trust			Series 2015-B Class A
Series 2017-RN3 Class A1			1.650% due 11/15/19 (Þ)	2	2
3.228% due 05/28/32 (~)(Ê)(Þ)	19	19
			Series 2016-B Class A
Series 2017-RN8 Class A1			2.070% due 11/15/19 (Þ)	32	32
3.352% due 12/28/32 (~)(Ê)(Þ)	302	300
Blackbird Capital Aircraft Lease			Series 2016-C Class A
Securitization, Ltd.			1.620% due 01/15/20 (Þ)	132	132
Series 2016-1A Class AA			Series 2017-C Class A
2.487% due 12/16/41 (~)(Ê)(Þ)	1,450	1,422	1.780% due 09/15/20 (Þ)	156	155
CAL Funding III, Ltd.			Series 2018-A Class A
Series 2017-1A Class A			2.160% due 05/17/21 (Þ)	440	439
3.620% due 06/25/42 (Þ)	837	824	CPS Auto Trust

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 461

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-D Class A			1.470% due 03/15/20 (Þ)	180	180
1.500% due 06/15/20 (Þ)	209	209	Ford Credit Auto Owner Trust
Credit Acceptance Auto Loan Trust			Series 2017-B Class A2A
Series 2018-1A Class A			1.490% due 05/15/20	467	465
3.010% due 02/16/27 (Þ)	250	247	Series 2017-C Class A3
Credit-Based Asset Servicing &			2.010% due 03/15/22	330	326
Securitization LLC			Series 2018-1 Class A
Series 2004-CB7 Class AF5			3.190% due 07/15/31 (Þ)	132	130
4.685% due 10/25/34 (~)(Ê)	142	144	Freddie Mac REMICS
Discover Card Execution Note Trust			Series 2002-2533 Class Z
Series 2017-A7 Class A7			5.500% due 12/15/32	862	949
1.592% due 04/15/25 (Ê)	597	599	GCAT LLC
Drive Auto Receivables Trust			Series 2017-2 Class A1
Series 2017-2 Class B			3.500% due 04/25/47 (~)(Ê)(Þ)	186	184
2.250% due 06/15/21	377	376	Series 2017-3 Class A1
Series 2017-3 Class B			3.352% due 04/25/47 (~)(Ê)(Þ)	63	63
2.300% due 05/17/21	389	387	Series 2017-5 Class A1
Series 2017-BA Class B			3.228% due 07/25/47 (~)(Ê)(Þ)	56	56
2.200% due 05/15/20 (Þ)	157	157	GM Financial Consumer Automobile
Series 2018-1 Class B			Receivables Trust
2.880% due 02/15/22	252	251	Series 2017-1A Class A3
Dryden Senior Loan Fund			1.780% due 10/18/21 (Þ)	502	495
Series 2018-53A Class A			Series 2018-1 Class A3
3.468% due 01/15/31 (Ê)(Þ)	1,600	1,602	2.320% due 07/18/22	559	552
DT Auto Owner Trust			Series 2018-1 Class A4
Series 2017-2A Class A			2.460% due 07/17/23	391	383
1.720% due 05/15/20 (Þ)	158	157	Greenpoint Manufactured Housing
Series 2017-3A Class A			Contract Trust
1.730% due 08/17/20 (Þ)	301	300	Series 2000-4 Class A3
			3.010% due 08/21/31 (Ê)	1,050	1,042
Series 2017-4A Class A
1.850% due 08/17/20 (Þ)	799	796	Home Equity Asset Trust
Encore Credit Receivables Trust			Series 2005-9 Class M1
			0.580% due 04/25/36 (Ê)	470	458
Series 2005-3 Class M2
1.972% due 10/25/35 (Ê)	44	44	Honda Auto Receivables Owner Trust
Exeter Automobile Receivables Trust			Series 2017-4 Class A3
			2.050% due 11/22/21	303	300
Series 2016-3A Class A
1.840% due 11/16/20 (Þ)	185	185	HSI Asset Securitization Corp. Trust
Series 2018-1A Class A			Series 2006-OPT3 Class 2A
2.210% due 05/17/21 (Þ)	493	491	0.961% due 02/25/36 (Ê)	384	383
Fannie Mae Grantor Trust			LCM XXII, Ltd.
Series 2003-T4 Class 1A			Series 2016-22A Class A1
0.390% due 09/26/33 (Ê)	95	95	2.636% due 10/20/28 (Ê)(Þ)	1,307	1,317
Fannie Mae Whole Loan			LCM XXV, Ltd.
Series 2003-W9 Class A			Series 2017-25A Class A
0.423% due 06/25/33 (Ê)	33	32	3.569% due 07/20/30 (Ê)(Þ)	1,297	1,301
First Investors Auto Owner Trust			Long Beach Mortgage Loan Trust
Series 2016-2A Class A1			Series 2004-1 Class M1
1.530% due 11/16/20 (Þ)	107	107	1.741% due 02/25/34 (Ê)	568	569
Flagship Credit Auto Trust			Series 2005-2 Class M4
			1.921% due 04/25/35 (Ê)	342	345
Series 2015-1 Class A
1.630% due 06/15/20 (Þ)	—	—	Madison Park Funding XVIII, Ltd.
Series 2015-3 Class A			Series 2017-18A Class A1R
2.380% due 10/15/20 (Þ)	39	39	3.552% due 10/21/30 (Ê)(Þ)	1,640	1,645
Series 2016-2 Class A1			Magnetite XVIII, Ltd.
2.280% due 05/15/20	7	7	Series 2016-18A Class A
Series 2016-4 Class A1			2.715% due 11/15/28 (Ê)(Þ)	1,786	1,790

See accompanying notes which are an integral part of the financial statements.

462 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Master Asset-Backed Securities Trust			Series 2017-2 Class A1
Series 2005-WMC1 Class M4			2.750% due 04/25/57 (~)(Ê)(Þ)	838	826
2.179% due 03/25/35 (Ê)	634	636	Series 2017-4 Class A1
Morgan Stanley ABS Capital I, Inc. Trust			2.750% due 06/25/57 (~)(Ê)(Þ)	379	372
Series 2003-NC7 Class M1			Series 2017-6 Class A1
1.821% due 06/25/33 (Ê)	98	97	2.750% due 10/25/57 (~)(Ê)(Þ)	1,290	1,267
NYMT Residential			Toyota Auto Receivables Owner Trust
Series 2016-RP1A Class A			Series 2018-A Class A4
4.000% due 03/25/21 (~)(Ê)(Þ)	36	36	2.520% due 05/15/23	724	715
Oak Hill Advisors Residential Loan			Toyota Auto Receivables Owner Trust
Trust			Series 2017-A Class A2A
Series 2017-NPL1 Class A1			1.420% due 09/16/19	313	312
3.000% due 06/25/57 (~)(Ê)(Þ)	156	154	Triton Container Finance IV LLC
Series 2017-NPL2 Class A1			Series 2017-2A Class A
3.000% due 07/25/57 (~)(Ê)(Þ)	232	230	3.620% due 08/20/42 (Þ)	704	694
Option One Mortgage Loan Trust			Triton Container Finance LLC
Series 2004-3 Class M1			Series 2017-1A Class A
1.314% due 11/25/34 (Ê)	935	933	3.520% due 06/20/42 (Þ)	323	318
Preston Ridge Partners Mortgage Trust			Vericrest Opportunity Loan Trust
Series 2017-2A Class A1			Series 2015-NP12 Class A1
3.470% due 09/25/22 (~)(Ê)(Þ)	282	280	3.875% due 09/25/45 (~)(Ê)(Þ)	54	54
RCO Mortgage LLC			Verizon Owner Trust
Series 2017-1 Class A1			Series 2018-1A Class A1A
3.375% due 08/25/22 (~)(Ê)(Þ)	414	412	2.820% due 09/20/22 (Þ)	261	260
Santander Drive Auto Receivables Trust			VOLT LVI LLC
Series 2014-5 Class C			Series 2017-NPL3 Class A1
2.460% due 06/15/20	253	253	3.500% due 03/25/47 (~)(Ê)(Þ)	122	122
Series 2015-3 Class C			VOLT LVII LLC
2.740% due 01/15/21	814	814	Series 2017-NPL4 Class A1
Series 2015-5 Class C			3.375% due 04/25/47 (~)(Ê)(Þ)	58	58
2.740% due 12/15/21	1,673	1,673	VOLT LXI LLC
Series 2017-1 Class A2			Series 2017-NPL8 Class A1
1.490% due 02/18/20	36	36	3.125% due 06/25/47 (~)(Ê)(Þ)	168	167
Saxon Asset Securities Trust			Westlake Automobile Receivables Trust
Series 2004-1 Class A			Series 2017-1A Class A2
0.695% due 03/25/35 (Ê)	57	55	1.780% due 04/15/20 (Þ)	311	310
Shackleton CLO, Ltd.					64,936
Series 2018-4RA Class A1A			Corporate Bonds and Notes - 22.7%
3.342% due 04/13/31 (Ê)(Š)(Þ)	1,170	1,170
			21st Century Fox America, Inc.
Soundview Home Loan Trust			8.450% due 08/01/34	220	312
Series 2007-1 Class A3			6.200% due 12/15/34	240	293
7.000% due 02/25/38 (~)(Ê)(Þ)	1,552	1,470
Specialty Underwriting & Residential			6.400% due 12/15/35	435	540
Finance Trust			6.900% due 08/15/39	740	986
Series 2003-BC1 Class A			6.150% due 02/15/41	170	210
1.917% due 01/25/34 (Ê)	25	24	3M Co.
Structured Asset Investment Loan Trust			1.625% due 09/19/21	442	422
Series 2005-HE3 Class M1			Abbott Laboratories
1.254% due 09/25/35 (Ê)	960	956	2.900% due 11/30/21	337	333
Textainer Marine Containers, Ltd.
Series 2017-1A Class A			4.750% due 11/30/36	210	222
3.720% due 05/20/42 (Þ)	1,047	1,036	Series WI
THL Credit Wind River CLO, Ltd.			3.250% due 04/15/23	930	913
Series 2017-2A Class AR			AbbVie, Inc.
3.585% due 10/18/30 (Ê)(Þ)	1,823	1,829	2.500% due 05/14/20	1,463	1,444
Towd Point Mortgage Trust			2.300% due 05/14/21	400	389
			3.200% due 05/14/26	675	632

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 463

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
AIG Global Funding			Apollo Management Holdings, LP
1.950% due 10/18/19 (Þ)	444	438	4.000% due 05/30/24 (Þ)	220	217
Alphabet, Inc.			4.400% due 05/27/26 (Þ)	495	498
3.625% due 05/19/21	389	398	5.000% due 03/15/48 (Þ)	795	795
Altria Group, Inc.			Appalachian Power Co.
9.250% due 08/06/19	466	503	4.450% due 06/01/45	376	387
4.750% due 05/05/21	397	414	Apple, Inc.
4.000% due 01/31/24	775	784	2.400% due 05/03/23	420	403
10.200% due 02/06/39	579	963	3.200% due 05/11/27	500	482
Amazon. com, Inc.			4.650% due 02/23/46	555	595
1.900% due 08/21/20 (Þ)	413	404	3.850% due 08/04/46	221	208
Series WI			Associated Banc-Corp.
5.200% due 12/03/25	420	464	2.750% due 11/15/19	276	274
American Airlines, Inc. Pass-Through			AT&T, Inc.
Certificates Trust			3.000% due 06/30/22	1,110	1,084
Series 2016-1 Class B			3.400% due 08/14/24	185	187
5.250% due 01/15/24	311	321	3.400% due 05/15/25	826	785
Series 2017-1B Class B			4.300% due 02/15/30 (Þ)	1,780	1,720
4.950% due 02/15/25	215	220	8.250% due 11/15/31 (Þ)	415	535
Series AA Class AA			4.500% due 05/15/35	1,875	1,782
3.200% due 06/15/28	673	641	5.250% due 03/01/37	418	425
American Express Co.			4.900% due 08/14/37	755	763
2.200% due 10/30/20	480	469	Series WI
3.000% due 10/30/24	945	899	5.150% due 03/15/42	49	49
American Honda Finance Corp.			Athene Global Funding
2.250% due 08/15/19	485	482	2.750% due 04/20/20 (Þ)	1,270	1,253
American International Group, Inc.			AutoNation, Inc.
4.500% due 07/16/44	344	328	3.800% due 11/15/27	820	768
American Tower Trust #1			Avnet, Inc.
3.070% due 03/15/23 (Þ)	355	348	4.625% due 04/15/26	392	387
Amgen, Inc.			AXA Equitable Holdings, Inc.
3.875% due 11/15/21	400	407	5.000% due 04/20/48 (Þ)	550	524
6.400% due 02/01/39	365	447	BAE Systems Holdings, Inc.
5.375% due 05/15/43	295	328	6.375% due 06/01/19 (Þ)	402	416
Anadarko Petroleum Corp.			Baker Hughes a GE Co. LLC / Baker
6.950% due 06/15/19	670	698	Hughes Co-Obligor, Inc.
3.450% due 07/15/24	225	216	Series WI
6.450% due 09/15/36	1,614	1,910	3.337% due 12/15/27	685	642
Andeavor Logistics, LP / Tesoro Logistics			Bank of America Corp.
Finance Corp.			2.151% due 11/09/20	432	422
5.250% due 01/15/25	386	397	2.328% due 10/01/21 (Ê)	360	352
Anheuser-Busch InBev Finance, Inc.			2.503% due 10/21/22	570	545
3.650% due 02/01/26	955	932	4.200% due 08/26/24	470	471
4.700% due 02/01/36	745	766	4.000% due 01/22/25	1,441	1,422
4.900% due 02/01/46	197	203	3.366% due 01/23/26 (Ê)	1,165	1,121
Anheuser-Busch InBev Worldwide, Inc.			3.705% due 04/24/28 (Ê)	595	572
3.750% due 01/15/22	800	813	3.419% due 12/20/28 (Ê)(Þ)	183	172
4.000% due 04/13/28	370	368	3.970% due 03/05/29 (Ê)	1,160	1,138
4.375% due 04/15/38	560	549	6.110% due 01/29/37	475	552
4.600% due 04/15/48	281	277	Series L
4.750% due 04/15/58	820	818	3.950% due 04/21/25	725	710
Anthem, Inc.			Bank of America NA
2.500% due 11/21/20	480	472	Series BKNT
3.650% due 12/01/27	720	685	6.000% due 10/15/36	560	681
4.375% due 12/01/47	255	236	Bank of New York Mellon Corp. (The)
Aon Corp.			2.600% due 08/17/20	1,225	1,214
8.205% due 01/01/27	214	268	2.450% due 11/27/20	382	376

See accompanying notes which are an integral part of the financial statements.

464 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.500% due 04/28/23	996	997	3.650% due 03/15/23	558	554
2.200% due 08/16/23	570	535	4.800% due 03/15/48	244	233
3.400% due 01/29/28	440	425	Capital One Financial Corp.
Bank One Capital III			2.500% due 05/12/20	403	397
8.750% due 09/01/30	290	401	Carlyle Holdings II Finance LLC
BankAmerica Capital III			5.625% due 03/30/43 (Þ)	260	276
2.918% due 01/15/27 (Ê)	715	670	Caterpillar Financial Services Corp.
BankBoston Capital Trust IV			1.350% due 05/18/19	390	385
2.647% due 06/08/28 (Ê)	130	122	Series GMTN
BankUnited, Inc.			1.850% due 09/04/20	430	419
4.875% due 11/17/25	381	387	CBS Corp.
Barrick NA Finance LLC			4.300% due 02/15/21	600	615
4.400% due 05/30/21	290	300	3.375% due 02/15/28	248	227
BAT Capital Corp.			7.875% due 07/30/30	590	740
2.297% due 08/14/20 (Þ)	411	402	Celgene Corp.
3.557% due 08/15/27 (Þ)	670	628	3.900% due 02/20/28	255	246
4.390% due 08/15/37 (Þ)	634	606	Charter Communications Operating LLC
4.540% due 08/15/47 (Þ)	780	733	/ Charter Communications Operating
Bayer US Finance LLC			Capital
2.375% due 10/08/19 (Þ)	278	275	Series WI
Series REGS			4.908% due 07/23/25	2,120	2,155
2.375% due 10/08/19	131	130	6.384% due 10/23/35	59	64
			6.484% due 10/23/45	1,215	1,308
BB&T Corp.			5.375% due 05/01/47	102	96
5.250% due 11/01/19	384	397
			6.834% due 10/23/55	321	356
Becton Dickinson and Co.			Charter Communications Operating LLC/
2.894% due 06/06/22	1,400	1,355	Charter Communications Operating
3.734% due 12/15/24	405	395	Capital Co.
Berkshire Hathaway Energy Co.			5.375% due 04/01/38	1,005	984
2.375% due 01/15/21 (Þ)	362	355	5.750% due 04/01/48	775	770
6.500% due 09/15/37	286	372	Chevron Corp.
Berkshire Hathaway Finance Corp.			2.419% due 11/17/20	409	406
4.300% due 05/15/43	365	372	Chubb INA Holdings, Inc.
Berkshire Hathaway, Inc.			5.900% due 06/15/19	405	419
3.125% due 03/15/26	408	393	Cigna Corp.
BGC Partners, Inc.			3.050% due 10/15/27	595	539
5.375% due 12/09/19	295	302	Cisco Systems, Inc.
BMW US Capital LLC			2.450% due 06/15/20	409	407
3.100% due 04/12/21 (Þ)	529	527	Citibank NA
3.450% due 04/12/23 (Þ)	1,004	997	Series BKNT
Boeing Co. (The)			2.125% due 10/20/20	636	620
1.650% due 10/30/20	455	443	Citigroup, Inc.
Branch Banking & Trust Co.			2.450% due 01/10/20	442	438
Series BKNT			2.876% due 07/24/23 (Ê)	1,126	1,089
1.450% due 05/10/19	385	380	3.875% due 10/25/23	775	778
Brighthouse Financial, Inc.			3.875% due 03/26/25	415	403
Series WI			4.600% due 03/09/26	435	439
3.700% due 06/22/27	830	751	4.450% due 09/29/27	220	218
Broadcom Corp. / Broadcom Cayman			8.125% due 07/15/39	400	576
Finance, Ltd.			Citizens Financial Group, Inc.
Series WI			2.375% due 07/28/21	555	537
2.200% due 01/15/21	2,055	1,986
3.875% due 01/15/27	1,230	1,172	CNH Industrial Capital LLC
			3.875% due 10/15/21	397	398
Burlington Northern Santa Fe LLC
3.250% due 06/15/27	401	389	Coca-Cola Co. (The)
4.900% due 04/01/44	125	137	3.300% due 09/01/21	393	397
			Columbia Pipeline Group, Inc.
Campbell Soup Co.			Series WI

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 465

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.500% due 06/01/25	407	410	4.000% due 07/15/21	137	139
Columbia Property Trust Operating			Devon Financing Co. LLC
Partnership, LP			7.875% due 09/30/31	400	532
4.150% due 04/01/25	230	224	Diamond 1 Finance Corp. / Diamond 2
Comcast Cable Communications			Finance Corp
Holdings, Inc.			5.450% due 06/15/23 (Þ)	1,560	1,639
9.455% due 11/15/22	296	370	8.100% due 07/15/36 (Þ)	370	436
Comcast Corp.			Digital Realty Trust LP
3.600% due 03/01/24	433	431
2.350% due 01/15/27	1,025	905	Series WI
			3.400% due 10/01/20	384	385
3.900% due 03/01/38	1,510	1,418
			Discovery Communications LLC
6.550% due 07/01/39	660	834	5.625% due 08/15/19	279	288
Commonwealth Edison Co.			6.350% due 06/01/40	830	918
4.000% due 03/01/48	176	174
			Class A
Constellation Brands, Inc.			5.000% due 09/20/37	525	513
2.650% due 11/07/22	379	363
			Dominion Energy Gas Holdings LLC
4.750% due 11/15/24	402	419	2.500% due 12/15/19	156	154
Corporate Office Properties, LP			Dominion Energy, Inc.
3.700% due 06/15/21	815	813	2.962% due 07/01/19 (~)(Ê)	498	497
Costco Wholesale Corp.			2.579% due 07/01/20	413	407
2.150% due 05/18/21	415	405
			Domtar Corp.
Cox Communications, Inc.			6.750% due 02/15/44	271	295
3.250% due 12/15/22 (Þ)	175	171
			Dow Chemical Co. (The)
6.450% due 12/01/36 (Þ)	670	761	8.550% due 05/15/19	380	402
4.600% due 08/15/47 (Þ)	132	124	3.500% due 10/01/24	445	435
Crown Castle International Corp.			DTE Electric Co.
5.250% due 01/15/23	368	388	4.050% due 05/15/48	290	289
CSX Corp.			Duke Energy Carolinas LLC
3.800% due 03/01/28	490	482	3.950% due 03/15/48	91	90
CVS Health Corp.			Duke Energy Corp.
3.125% due 03/09/20	261	261	3.750% due 04/15/24	411	410
3.700% due 03/09/23	909	906	3.750% due 09/01/46	670	595
3.375% due 08/12/24	407	393
4.100% due 03/25/25	160	159	Duke Energy Florida LLC
3.875% due 07/20/25	230	226	2.100% due 12/15/19	181	180
2.875% due 06/01/26	255	233	Duke Energy Progress LLC
4.300% due 03/25/28	1,160	1,142	3.000% due 09/15/21	690	687
4.780% due 03/25/38	1,210	1,193	Ecolab, Inc.
			4.350% due 12/08/21	401	416
5.050% due 03/25/48	1,358	1,385	Education Realty Operating Partnership,
CVS Pass-Through Trust			LP
Series 2014			4.600% due 12/01/24	295	295
4.163% due 08/11/36 (Þ)	171	162	EI du Pont de Nemours & Co.
Daimler Finance NA LLC			4.900% due 01/15/41	353	370
1.500% due 07/05/19 (Þ)	433	426	Energy Transfer Partners, LP
Danaher Corp.			6.625% due 10/15/36	324	355
2.400% due 09/15/20	445	440	6.050% due 06/01/41	495	500
Delhaize America, Inc.			EnLink Midstream Partners, LP
9.000% due 04/15/31	247	336	4.150% due 06/01/25	890	861
Dell International LLC / EMC Corp.			Entergy Louisiana LLC
8.350% due 07/15/46 (Þ)	1,405	1,725	4.000% due 03/15/33	211	211
Delmarva Power & Light Co.			Enterprise Products Operating LLC
4.150% due 05/15/45	114	115	5.250% due 01/31/20	760	788
Delta Air Lines, Inc.			2.800% due 02/15/21	221	218
2.875% due 03/13/20	720	716	5.950% due 02/01/41	420	488
Deutsche Bank AG			5.100% due 02/15/45	370	391
2.700% due 07/13/20	414	406	4.250% due 02/15/48	787	735
Devon Energy Corp.			Series A

See accompanying notes which are an integral part of the financial statements.

466 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.066% due 08/01/66 (Ê)	380	382	5.200% due 04/01/45	265	248
EOG Resources, Inc.			General Motors Financial Co. , Inc.
2.450% due 04/01/20	365	360	3.500% due 07/10/19	404	407
ERP Operating, LP			2.450% due 11/06/20	201	196
2.375% due 07/01/19	426	423	3.200% due 07/06/21	955	944
3.250% due 08/01/27	570	540	3.450% due 01/14/22	340	336
Eversource Energy			Georgia Power Co.
Series K			4.300% due 03/15/42	150	150
2.750% due 03/15/22	610	594	Gilead Sciences, Inc.
Exelon Corp.			2.550% due 09/01/20	1,015	1,007
2.850% due 06/15/20	1,235	1,223	4.750% due 03/01/46	351	362
5.625% due 06/15/35	39	45	Goldman Sachs Group, Inc. (The)
Exelon Generation Co. LLC			2.550% due 10/23/19	785	781
2.950% due 01/15/20	407	406	5.750% due 01/24/22	375	403
Exxon Mobil Corp.			3.750% due 05/22/25	400	391
3.176% due 03/15/24	439	437	4.250% due 10/21/25	485	480
Farmers Exchange Capital III			3.750% due 02/25/26	420	407
5.454% due 10/15/54 (Ê)(Þ)	710	724	3.814% due 04/23/29 (Ê)	289	276
FedEx Corp.			4.223% due 05/01/29 (Ê)	474	468
4.050% due 02/15/48	190	172	6.750% due 10/01/37	360	436
4.500% due 02/01/65	282	253	4.017% due 10/31/38 (Ê)	530	491
First Niagara Financial Group, Inc.			4.411% due 04/23/39 (Ê)	292	284
6.750% due 03/19/20	365	388	4.800% due 07/08/44	420	428
FirstEnergy Corp.			4.750% due 10/21/45	212	215
Series B			Series 60MO
3.900% due 07/15/27 (Å)	161	157	3.272% due 09/29/25 (Ê)	1,065	1,012
FirstEnergy Transmission LLC			Series D
5.450% due 07/15/44 (Å)	161	180	6.000% due 06/15/20	405	428
Ford Motor Co.			Series GMTN
7.450% due 07/16/31	158	187	4.109% due 10/28/27 (Ê)	635	666
Ford Motor Credit Co. LLC			Great Plains Energy, Inc.
1.897% due 08/12/19	433	427	5.292% due 06/15/22 (~)(Ê)	700	735
2.343% due 11/02/20	720	701	Hartford Financial Services Group, Inc.
			(The)
3.336% due 03/18/21	410	407	5.500% due 03/30/20	122	127
3.096% due 05/04/23	610	581
			HCA, Inc.
Freeport-McMoRan, Inc.			5.500% due 06/15/47	1,200	1,134
4.550% due 11/14/24	440	425
5.450% due 03/15/43	685	623	Hess Corp.
Fresenius Medical Care US Finance II,			4.300% due 04/01/27	450	437
Inc.			Hewlett Packard Enterprise Co.
5.875% due 01/31/22 (Þ)	293	312	2.100% due 10/04/19 (Þ)	460	454
GE Capital International Funding Co.			4.400% due 10/15/22 (Þ)	1	1
Unlimited Co.			Series WI
Series WI			6.200% due 10/15/35	355	374
4.418% due 11/15/35	543	519	Home Depot, Inc. (The)
General Electric Co.			2.625% due 06/01/22	411	402
5.300% due 02/11/21	369	387	5.950% due 04/01/41	195	245
General Mills, Inc.			Honeywell International, Inc.
3.200% due 04/16/21	174	174	1.850% due 11/01/21	403	387
3.150% due 12/15/21	374	371	HSBC Bank NA
3.700% due 10/17/23	178	177	Series BKNT
4.000% due 04/17/25	274	272	5.875% due 11/01/34	575	691
4.200% due 04/17/28	106	104	HSBC USA, Inc.
4.700% due 04/17/48	235	227	7.200% due 07/15/97	194	265
General Motors Co.			Humana, Inc.
4.875% due 10/02/23	525	541	2.500% due 12/15/20	640	629
5.150% due 04/01/38	194	185

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 467

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Huntington National Bank (The)			7.800% due 08/01/31	309	381
Series BKNT			KKR Group Finance Co. III LLC
2.500% due 08/07/22	290	279	5.125% due 06/01/44 (Þ)	890	891
IBM Credit LLC			Kohl's Corp.
1.800% due 01/20/21	389	377	5.550% due 07/17/45	825	793
Industrial & Commercial Bank of China,			Kraft Heinz Foods Co.
Ltd.			4.875% due 02/15/25 (Þ)	1,095	1,138
3.231% due 11/13/19	421	420	Series WI
Intel Corp.			5.000% due 07/15/35	368	372
3.300% due 10/01/21	435	439	Kroger Co. (The)
2.875% due 05/11/24	650	629	4.450% due 02/01/47	370	337
International Finance Corp.			4.650% due 01/15/48	365	342
Series GMTN			L-3 Communications Corp.
2.250% due 01/25/21	650	641	Series WI-B
International Paper Co.			5.200% due 10/15/19	402	414
8.700% due 06/15/38	310	440	Land O' Lakes, Inc.
7.300% due 11/15/39	662	861	6.000% due 11/15/22 (Þ)	820	881
ITC Holdings Corp.			Lehman Brothers Holdings Capital Trust
2.700% due 11/15/22 (Þ)	404	387	VII
3.350% due 11/15/27 (Þ)	319	300	5.857% due 11/29/49 (ƒ)(Ø)(Š)	1,450	—
Jefferies Group LLC			Leucadia National Corp.
6.500% due 01/20/43	402	428	5.500% due 10/18/23	370	385
Jersey Central Power & Light Co.			Life Technologies Corp.
4.700% due 04/01/24 (Å)	718	749	6.000% due 03/01/20	284	298
John Deere Capital Corp.			Lockheed Martin Corp.
2.375% due 07/14/20	450	443	4.250% due 11/15/19	392	400
2.700% due 01/06/23	587	571	2.500% due 11/23/20	130	128
Series DMTN			3.350% due 09/15/21	325	327
2.350% due 01/08/21	336	330	4.700% due 05/15/46	235	249
Johnson & Johnson			Lowe's Cos. , Inc.
1.650% due 03/01/21	386	375	3.800% due 11/15/21	430	439
3.400% due 01/15/38	582	548	LyondellBasell Industries NV
JPMorgan Chase & Co.			5.750% due 04/15/24	346	375
2.250% due 01/23/20	750	741	Manufacturers & Traders Trust Co.
4.400% due 07/22/20	381	392	Series BKNT
3.875% due 09/10/24	805	794	2.250% due 07/25/19	429	425
3.300% due 04/01/26	440	418	Marathon Petroleum Corp.
3.509% due 01/23/29 (Ê)	186	176	3.400% due 12/15/20	203	204
4.005% due 04/23/29 (Ê)	337	331	5.000% due 09/15/54	572	549
6.400% due 05/15/38	300	376	Masco Corp.
3.964% due 11/15/48 (Ê)	370	337	4.375% due 04/01/26	409	412
Series 0029			McDonald's Corp.
4.260% due 02/22/48 (Ê)	258	249	2.750% due 12/09/20	400	398
JPMorgan Chase Bank			3.800% due 04/01/28	785	780
Series BKNT			4.600% due 05/26/45	87	89
3.086% due 04/26/21 (Ê)	394	394	MeadWestvaco Corp.
JPMorgan Chase Bank NA			7.375% due 09/01/19	335	353
Series BKNT			Merck Sharp & Dohme Corp.
1.650% due 09/23/19	415	409	5.000% due 06/30/19	389	400
Kinder Morgan Energy Partners, LP			Mercury General Corp.
7.500% due 11/15/40	309	375	4.400% due 03/15/27	625	612
5.500% due 03/01/44	270	270	MetLife, Inc.
Kinder Morgan, Inc.			6.400% due 12/15/36	618	674
5.300% due 12/01/34	245	247	Microsoft Corp.
5.550% due 06/01/45	725	738	2.875% due 02/06/24	446	435
Series GMTN			3.700% due 08/08/46	250	236

See accompanying notes which are an integral part of the financial statements.

468 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 30Y			2.950% due 11/15/24	330	319
4.250% due 02/06/47	960	999	2.950% due 05/15/25	175	168
MidAmerican Energy Co.			5.375% due 07/15/40	68	79
3.500% due 10/15/24	383	385	4.500% due 07/08/44	175	182
3.650% due 08/01/48	840	786	4.000% due 07/15/46	160	154
Morgan Stanley			Owens Corning Co.
2.750% due 05/19/22	805	781	4.400% due 01/30/48	252	224
3.759% due 10/24/23 (Ê)	1,175	1,206	Pacific Gas & Electric Co.
3.125% due 07/27/26	1,034	962	4.750% due 02/15/44	114	115
3.591% due 07/22/28 (Ê)	595	565	Pacific Life Insurance Co.
3.971% due 07/22/38 (Ê)	255	239	4.300% due 10/24/67 (Ê)(Þ)	385	351
4.457% due 04/22/39 (Ê)	168	165	PacifiCorp
Series F			2.950% due 02/01/22	465	462
3.875% due 04/29/24	600	600	3.350% due 07/01/25	372	366
Series GMTN			Packaging Corp. of America
5.500% due 07/24/20	270	284	2.450% due 12/15/20	595	583
3.750% due 02/25/23	890	893	PECO Energy Co.
3.772% due 01/24/29 (Ê)	980	941	1.700% due 09/15/21	615	587
MPLX LP			PepsiCo, Inc.
3.375% due 03/15/23	190	187	2.750% due 03/01/23	406	398
4.000% due 03/15/28	350	336	Series 383
4.500% due 04/15/38	1,295	1,249	3.000% due 10/15/27	825	780
4.700% due 04/15/48	223	210	Pepsi-Cola Metropolitan Bottling Co. ,
Series 0005			Inc.
4.125% due 03/01/27	365	356	Series B
Series 0006			7.000% due 03/01/29	278	358
5.200% due 03/01/47	106	108	Pfizer, Inc.
Mutual of Omaha Insurance Co.			1.700% due 12/15/19	415	409
4.297% due 07/15/54 (Ê)(Þ)	635	632	Series cd
NBCUniversal Media LLC			4.125% due 12/15/46	295	291
4.375% due 04/01/21	379	392	Philip Morris International, Inc.
New York and Presbyterian Hospital			Series NCD
(The)			2.375% due 08/17/22	964	924
4.763% due 08/01/16	132	132	Pinnacle West Capital Corp.
New York Life Global Funding			2.250% due 11/30/20	248	242
1.950% due 09/28/20 (Þ)	1,302	1,267	Plains All American Pipeline, LP / PAA
Newell Brands, Inc.			Finance Corp.
5.500% due 04/01/46	940	972	2.600% due 12/15/19	404	400
Series WI			4.500% due 12/15/26	281	277
5.000% due 11/15/23	1,125	1,150	4.900% due 02/15/45	239	220
NextEra Energy Capital Holdings, Inc.			PNC Bank NA
2.700% due 09/15/19	352	350	Series BKNT
Noble Energy, Inc.			2.550% due 12/09/21	434	423
5.250% due 11/15/43	330	346	PNC Funding Corp.
Northrop Grumman Corp.			5.125% due 02/08/20	426	442
2.550% due 10/15/22	553	533	Praxair, Inc.
Series 000N			3.200% due 01/30/26	910	884
4.030% due 10/15/47	92	85	Precision Castparts Corp.
Occidental Petroleum Corp.			2.500% due 01/15/23	417	403
4.200% due 03/15/48	356	351	Procter & Gamble Co. (The)
ONEOK Partners, LP			1.850% due 02/02/21	417	406
6.850% due 10/15/37	85	102	Progress Energy, Inc.
ONEOK, Inc.			7.750% due 03/01/31	343	460
7.500% due 09/01/23	253	293	Progressive Corp. (The)
Oracle Corp.			4.200% due 03/15/48	217	215
1.900% due 09/15/21	408	394	PSEG Power LLC
			8.625% due 04/15/31	212	277

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 469

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Public Service Co. of Oklahoma			Starbucks Corp.
Series G			2.200% due 11/22/20	450	442
6.625% due 11/15/37	300	384	Sunoco Logistics Partners Operations,
QUALCOMM, Inc.			LP
			5.400% due 10/01/47	355	334
Series 0002
4.300% due 05/20/47	805	723	Synchrony Financial
			3.000% due 08/15/19	427	426
Series 000A
2.600% due 01/30/23	650	615	Sysco Corp.
			2.500% due 07/15/21	415	405
Reliance Holding USA, Inc.
4.500% due 10/19/20 (Þ)	291	297	4.450% due 03/15/48	295	285
Reynolds American, Inc.			Tennessee Gas Pipeline Co. LLC
6.875% due 05/01/20	205	219	8.375% due 06/15/32	410	515
4.450% due 06/12/25	1,050	1,063	Texas Instruments, Inc.
8.125% due 05/01/40	465	648	4.150% due 05/15/48	31	31
6.150% due 09/15/43	375	433	Thermo Fisher Scientific, Inc.
Roche Holdings, Inc.			2.950% due 09/19/26	426	394
2.875% due 09/29/21 (Þ)	302	299	Time Warner Cable LLC
Series REGS			7.300% due 07/01/38	353	420
2.875% due 09/29/21	101	100	Time Warner Entertainment Co. , LP
Rohm & Haas Co.			8.375% due 03/15/23	313	369
7.850% due 07/15/29	276	363	Time Warner, Inc.
			4.875% due 03/15/20	423	437
Roper Technologies, Inc.			4.750% due 03/29/21	1,075	1,117
2.800% due 12/15/21	240	235
Sabine Pass Liquefaction LLC			TJX Cos. , Inc. (The)
			2.750% due 06/15/21	381	379
Series WI
6.250% due 03/15/22	465	502	Toyota Motor Credit Corp.
5.000% due 03/15/27	400	412	1.550% due 10/18/19	209	206
Select Income REIT			Series GMTN
4.250% due 05/15/24	460	445	2.800% due 07/13/22	375	369
Sempra Energy			Transcontinental Gas Pipe Line Co. LLC
3.550% due 06/15/24	315	310	4.000% due 03/15/28 (Þ)	330	320
3.400% due 02/01/28	165	156	Tyson Foods, Inc.
6.000% due 10/15/39	262	314	3.950% due 08/15/24	428	427
Sherwin-Williams Co.			Unilever Capital Corp.
2.250% due 05/15/20	905	889	1.800% due 05/05/20	425	416
Sierra Pacific Power Co.			1.375% due 07/28/21	429	406
Series WI			United Parcel Service, Inc.
2.600% due 05/01/26	433	400	2.800% due 11/15/24	1,047	1,001
			3.750% due 11/15/47	375	349
Simon Property Group, LP
2.750% due 06/01/23	448	430	United Technologies Corp.
3.375% due 12/01/27	655	618	1.950% due 11/01/21	425	406
			3.125% due 05/04/27	620	572
Southern California Edison Co.
Series C			UnitedHealth Group, Inc.
3.600% due 02/01/45	295	270	2.700% due 07/15/20	407	405
			1.950% due 10/15/20	855	834
Southern Co. (The)			3.875% due 10/15/20	100	102
2.150% due 09/01/19	980	969
2.350% due 07/01/21	400	388	Universal Health Services, Inc.
3.250% due 07/01/26	805	756	4.750% due 08/01/22 (Þ)	390	394
Southern Natural Gas Co. LLC /			US Bancorp
Southern Natural Issuing Corp.			2.950% due 07/15/22	570	558
4.400% due 06/15/21	440	451	US Bank NA
Southwest Airlines Co.			Series BKNT
2.650% due 11/05/20	550	543	2.125% due 10/28/19	411	407
Sprint Spectrum Co. LLC / Sprint			Valero Energy Corp.
Spectrum Co. II LLC / Sprint			6.125% due 02/01/20	399	419
Spectrum Co. III LLC			Verizon Communications, Inc.
4.738% due 03/20/25 (Þ)	615	621

See accompanying notes which are an integral part of the financial statements.

470 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.750% due 08/15/21	425	405			248,165
5.150% due 09/15/23	576	619	International Debt - 8.0%
5.250% due 03/16/37	833	864	ABN AMRO Bank NV
Series WI			1.800% due 09/20/19 (Þ)	311	306
3.376% due 02/15/25	612	594	2.650% due 01/19/21 (Þ)	970	953
4.272% due 01/15/36	1,764	1,645	Abu Dhabi Crude Oil Pipeline LLC
4.672% due 03/15/55	1,240	1,132	4.600% due 11/02/47 (Þ)	111	104
Viacom, Inc.			Abu Dhabi National Energy Co. PJSC
6.875% due 04/30/36	590	684	4.375% due 04/23/25 (Þ)	283	280
4.375% due 03/15/43	38	34	Actavis Funding SCS
Virginia Electric & Power Co.			3.000% due 03/12/20 (Þ)	404	401
Series B			ACWA Power Management and
2.950% due 11/15/26	695	652	Investments One, Ltd.
Series C			5.950% due 12/15/39 (Þ)	290	294
4.000% due 11/15/46	845	821	AerCap Ireland Capital DAC / AerCap
			Global Aviation Trust
Visa, Inc.			3.300% due 01/23/23	460	445
2.200% due 12/14/20	452	445
Volkswagen Group of America Finance			Series WI
LLC			4.500% due 05/15/21	462	473
2.450% due 11/20/19 (Þ)	460	455	Alibaba Group Holding, Ltd.
Wachovia Capital Trust II			4.200% due 12/06/47	222	208
2.848% due 01/15/27 (Ê)	615	578	Series WI
Walgreens Boots Alliance, Inc.			2.500% due 11/28/19	410	407
2.700% due 11/18/19	431	429	Alimentation Couche-Tard, Inc.
Wal-Mart Stores, Inc.			3.550% due 07/26/27 (Þ)	411	389
1.900% due 12/15/20	453	443	America Movil SAB de CV
Walt Disney Co. (The)			5.000% due 10/16/19	404	415
Series MTNB			5.000% due 03/30/20	710	731
7.000% due 03/01/32	307	401	Anglo American Capital PLC
Washington Prime Group, LP			3.625% due 05/14/20 (Þ)	550	558
5.950% due 08/15/24	392	368	4.500% due 03/15/28 (Þ)	602	589
WEA Finance LLC / Westfield UK &			Asian Development Bank
Europe Finance PLC			Series GMTN
2.700% due 09/17/19 (Þ)	370	368	2.750% due 01/19/28	150	146
Wells Fargo & Co.			AstraZeneca PLC
4.600% due 04/01/21	377	390	1.950% due 09/18/19	412	407
3.069% due 01/24/23	630	613	2.375% due 11/16/20	840	826
4.650% due 11/04/44	285	274	2.375% due 06/12/22	520	498
4.750% due 12/07/46	78	76	Athene Holding, Ltd.
Series GMTN			4.125% due 01/12/28	985	921
4.900% due 11/17/45	226	228	Bacardi, Ltd.
Series N			4.700% due 05/15/28 (Þ)	425	422
2.150% due 01/30/20	253	250	5.300% due 05/15/48 (Þ)	605	595
Wells Fargo Bank NA			Banco de Bogota SA
1.750% due 05/24/19	428	424	Series EMTQ
Wesleyan University			4.375% due 08/03/27 (Þ)	277	263
4.781% due 07/01/16	173	171	Series REGS
Western Gas Partners LP			4.375% due 08/03/27	125	119
5.300% due 03/01/48	144	141	Banco Del Estado De Chile
Williams Partners, LP			2.668% due 01/08/21 (Þ)	483	471
4.300% due 03/04/24	220	221	Banco Santander SA
6.300% due 04/15/40	71	80	3.848% due 04/12/23	1,400	1,389
5.800% due 11/15/43	280	299	4.379% due 04/12/28	630	622
5.100% due 09/15/45	220	216	Bancolombia SA
Wyndham Worldwide Corp.			5.950% due 06/03/21	1,062	1,119
4.150% due 04/01/24	270	268	Banistmo SA

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 471

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series MTQ0			3.875% due 04/25/27	257	248
3.650% due 09/19/22 (Þ)	300	287	Credit Agricole SA
Series REGS			3.750% due 04/24/23 (Þ)	370	366
3.650% due 09/19/22	115	110	3.250% due 10/04/24 (Þ)	1,482	1,408
Bank of Baroda NY			4.000% due 01/10/33 (Ê)(Þ)	1,205	1,128
4.875% due 07/23/19 (Þ)	415	421	Credit Suisse Group AG
Bank of Montreal			3.869% due 01/12/29 (Ê)(Þ)	1,085	1,029
1.500% due 07/18/19	417	411	Danone SA
2.100% due 12/12/19	410	405	1.691% due 10/30/19 (Þ)	282	276
1.900% due 08/27/21	455	435	Series REGS
Series D			1.691% due 10/30/19	135	132
3.100% due 04/13/21	326	325	Deutsche Bank AG
Bank of Nova Scotia (The)			2.950% due 08/20/20	329	324
1.650% due 06/14/19	415	410	Deutsche Telekom International Finance
Series BKNT			BV
2.500% due 01/08/21	1,153	1,133	6.000% due 07/08/19	262	272
2.450% due 09/19/22	405	389	2.225% due 01/17/20 (Þ)	240	236
BAT International Finance PLC			DP World, Ltd.
2.750% due 06/15/20 (Þ)	409	405	6.850% due 07/02/37 (Þ)	100	119
BBVA Bancomer SA			Dryden 37 Senior Loan Fund
6.750% due 09/30/22 (Þ)	670	726	Series 2017-37A Class AR
BNP Paribas SA			2.820% due 01/15/31 (Ê)(Þ)	1,300	1,304
3.500% due 03/01/23 (Þ)	1,039	1,024	Dryden 50 Senior Loan Fund
3.375% due 01/09/25 (Þ)	520	497	Series 2017-50A Class A1
BOC Aviation, Ltd.			3.568% due 07/15/30 (Ê)(Þ)	1,475	1,477
3.000% due 03/30/20 (Þ)	306	303	Empresa Electrica Angamos SA
BP Capital Markets PLC			4.875% due 05/25/29 (Þ)	274	264
3.216% due 11/28/23	780	768	Series REGS
Series EN1I			4.875% due 05/25/29	127	123
1.768% due 09/19/19	680	669	Enbridge, Inc.
Braskem Netherlands Finance BV			3.700% due 07/15/27	412	388
3.500% due 01/10/23 (Þ)	670	632	Enel Finance International NV
4.500% due 01/10/28 (Þ)	420	394	Series 658A
Brookfield Finance LLC			3.500% due 04/06/28 (Þ)	313	290
4.000% due 04/01/24	390	388	Series REGS
Brookfield Finance, Inc.			3.500% due 04/06/28	111	103
4.250% due 06/02/26	443	437	European Investment Bank
Canadian Imperial Bank of Commerce			2.375% due 05/24/27	210	198
Series BKNT			Fairfax Financial Holdings, Ltd.
2.100% due 10/05/20	414	404	4.850% due 04/17/28 (Þ)	635	625
Canadian Natural Resources, Ltd.			Fortis, Inc.
Series GMTN			Series WI
4.950% due 06/01/47	595	614	3.055% due 10/04/26	783	717
CBQ Finance, Ltd.			Gazprom Capital SA
7.500% due 11/18/19 (Þ)	373	389	3.850% due 02/06/20 (Þ)	424	421
			GE Capital International Funding Co.
CDP Financial, Inc.			Unlimited Co
5.600% due 11/25/39 (Þ)	545	687	Series WI
Cenovus Energy, Inc.			2.342% due 11/15/20	415	406
6.750% due 11/15/39	335	380	3.373% due 11/15/25	1,050	1,002
Series WI			Grupo Bimbo SAB de CV
4.250% due 04/15/27	1,215	1,167	4.875% due 06/27/44 (Þ)	280	267
CK Hutchison International (17) (II),
Ltd.			HSBC Bank PLC
Series 0001			7.650% due 05/01/25	385	455
2.250% due 09/29/20 (Þ)	292	285	Series 1M
Colombia Government International			2.125% due 06/29/49 (Ê)(ƒ)	890	776
Bond

See accompanying notes which are an integral part of the financial statements.

472 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
HSBC Holdings PLC			Nexen Energy ULC
3.262% due 03/13/23 (Ê)	819	806	6.400% due 05/15/37	75	91
Hutchison Whampoa International, Ltd.			NOVA Chemicals Corp.
5.750% due 09/11/19 (Þ)	398	412	5.250% due 06/01/27 (Þ)	475	457
ICICI Bank, Ltd. /Dubai			Nutrien, Ltd.
4.800% due 05/22/19 (Þ)	412	417	7.125% due 05/23/36	228	294
ING Bank NV			NXP BV / NXP Funding LLC
5.800% due 09/25/23 (Þ)	925	994	4.625% due 06/15/22 (Þ)	480	484
Intesa Sanpaolo SpA			Panama Government International Bond
3.375% due 01/12/23 (Þ)	330	320	4.500% due 04/16/50	226	218
3.875% due 01/12/28 (Þ)	570	533	Peruvian Government International Bond
Inversiones CMPC SA			8.750% due 11/21/33	333	490
6.125% due 11/05/19 (Þ)	455	473	Petroleos Mexicanos
Itau CorpBanca SA			5.500% due 01/21/21	1,138	1,176
3.875% due 09/22/19 (Þ)	271	274	6.350% due 02/12/48 (Þ)	180	165
Series REGS			Series WI
3.875% due 09/22/19	125	126	5.375% due 03/13/22	970	1,004
Kaupthing Bank HF			5.625% due 01/23/46	610	520
7.625% due 02/28/20 (Å)(Š)	1,210	—	Province of Alberta Canada Revenue
5.750% due 10/04/20 (Å)(Š)	100	—	Bond
KfW			2.200% due 07/26/22	320	308
1.625% due 05/29/20	640	626	Province of Manitoba
2.375% due 12/29/22	200	195	2.125% due 05/04/22	220	211
Kookmin Bank			Province of Quebec
1.625% due 08/01/19 (Þ)	459	449	2.500% due 04/20/26	390	367
Korea Southern Power Co. , Ltd.			PT Pertamina (Persero)
3.000% due 01/29/21 (Þ)	103	102	4.300% due 05/20/23 (Þ)	560	560
Lloyds Banking Group PLC			Qatar Government International Bond
2.907% due 11/07/23 (Ê)	890	857	4.500% due 04/23/28 (Þ)	415	414
4.375% due 03/22/28	125	124	5.103% due 04/23/48 (Þ)	280	278
Lloyds TSB Bank PLC			Reckitt Benckiser Treasury Services PLC
6.500% due 09/14/20 (Þ)	273	291	2.375% due 06/24/22 (Þ)	1,300	1,243
			Republic of Chile Government
Lukoil International Finance BV			International Bond
6.125% due 11/09/20 (Þ)	690	717	3.860% due 06/21/47	162	152
4.563% due 04/24/23 (Þ)	308	305	Royal Bank of Canada
Marks And Spencer PLC			Series GMTN
7.125% due 12/01/37 (Þ)	257	289	2.125% due 03/02/20	835	821
Mexico Generadora de Energia S de rl			2.150% due 03/06/20	411	405
5.500% due 12/06/32 (Þ)	237	243	Royal Bank of Scotland Group PLC
Series REGS			3.498% due 05/15/23 (Ê)	700	685
5.500% due 12/06/32	142	145	3.875% due 09/12/23	950	934
Mexico Government International Bond			Sanofi
4.150% due 03/28/27	930	916	4.000% due 03/29/21	392	402
4.600% due 02/10/48	260	238	Saudi Arabia Government International
Mondelez International Holdings			Bond
Netherlands BV			4.000% due 04/17/25 (Þ)	675	665
1.625% due 10/28/19 (Þ)	282	276	4.500% due 04/17/30 (Þ)	630	621
Myriad International Holdings BV			5.000% due 04/17/49 (Þ)	200	192
6.000% due 07/18/20 (Þ)	257	270	Schlumberger Investment SA
Series REGS			3.650% due 12/01/23	510	514
6.000% due 07/18/20	118	124	Shell International Finance BV
National Australia Bank, Ltd.			2.125% due 05/11/20	340	336
1.375% due 07/12/19	434	427	2.250% due 11/10/20	411	405
National Bank of Canada			Shinhan Bank Co. , Ltd.
Series 575			2.250% due 04/15/20 (Þ)	287	280
2.150% due 06/12/20	414	406

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 473

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Shire Acquisitions Investments Ireland			Voya CLO, Ltd.
DAC			3.809% due 10/20/27 (Ê)(Þ)	1,000	1,003
1.900% due 09/23/19	1,055	1,036
2.400% due 09/23/21	1,170	1,122	Series 2017-2A Class A1R
			3.603% due 04/17/30 (Ê)(Þ)	1,670	1,673
Siemens Financieringsmaatschappij NV			Woori Bank
2.150% due 05/27/20 (Þ)	309	304	5.875% due 04/13/21 (Þ)	277	293
Series REGS
2.150% due 05/27/20	104	102			87,500
Sumitomo Mitsui Banking Corp.			Mortgage-Backed Securities - 24.5%
2.092% due 10/18/19	303	299	225 Liberty Street Trust
2.514% due 01/17/20	254	251	Series 2016-225L Class A
			3.597% due 02/10/36 (Þ)	235	233
Svenska Handelsbanken AB
2.250% due 06/17/19	429	426	A10 Securitization LLC
Syngenta Finance NV			Series 2017-AA Class B1
3.698% due 04/24/20 (Þ)	404	405	0.010% due 05/15/36 (Å)	1,110	1,081
3.933% due 04/23/21 (Þ)	354	354	Banc of America Mortgage Trust
Telefonica Emisiones SAU			Series 2004-D Class 2A2
5.877% due 07/15/19	409	423	3.258% due 05/25/34 (~)(Ê)	184	186
Tencent Holdings, Ltd.			Series 2006-B Class 1A1
2.875% due 02/11/20 (Þ)	573	569	3.247% due 10/20/46 (~)(Ê)	28	18
			BANK Commercial Mortgage Pass-
2.985% due 01/19/23 (Þ)	325	315	Through Certificates
3.595% due 01/19/28 (Þ)	303	288
Teva Pharmaceutical Finance			Series 2017-BNK9 Class A4
			3.538% due 11/15/54	276	271
Netherlands III BV			Bank of America Mortgage Securities,
3.150% due 10/01/26	435	346	Inc.
Toronto-Dominion Bank (The)			Series 2004-B Class 2A2
2.250% due 11/05/19	410	407	3.620% due 03/25/34 (~)(Ê)	223	226
1.950% due 04/02/20 (Þ)	317	311	Barclays Commercial Mortgage
2.125% due 04/07/21	605	587	Securities LLC
Total Capital International SA			Series 2017-GLKS Class D
2.750% due 06/19/21	406	402	3.001% due 11/15/34 (Ê)(Þ)	1,747	1,750
Total Capital SA			Bayview Commercial Asset Trust
4.250% due 12/15/21	380	393	Series 2007-2A Class A1
Trust F/1401			1.507% due 07/25/37 (Å)(Ê)	1,688	1,660
5.250% due 01/30/26 (Þ)	263	263	BCAP LLC Trust
Series REGS			Series 2011-R11 Class 15A1
5.250% due 01/30/26	111	111	3.400% due 10/26/33 (~)(Å)(Ê)	630	639
UBS AG			Bear Stearns Alternative-A Trust
2.450% due 12/01/20 (Þ)	923	903	Series 2005-4 Class 24A1
UBS Group Funding Switzerland AG			3.031% due 05/25/35 (~)(Ê)	483	499
2.950% due 09/24/20 (Þ)	480	476	BX Commercial Mortgage Trust
3.491% due 05/23/23 (Þ)	410	403	Series 2018-BIOA Class C
United Overseas Bank, Ltd.			2.771% due 03/15/37 (Ê)(Þ)	1,478	1,475
3.200% due 04/23/21 (Þ)	127	127	BX Trust
Uruguay Government International Bond			Series 2018-MCSF Class A
5.100% due 06/18/50	230	226	2.477% due 04/15/35 (Ê)(Þ)	1,954	1,937
Vale Overseas, Ltd.			BXP Trust
4.375% due 01/11/22	214	217	Series 2017-GM Class A
6.250% due 08/10/26	430	474	3.379% due 06/13/39 (Þ)	559	544
8.250% due 01/17/34	206	264	Citigroup Commercial Mortgage Trust
6.875% due 11/10/39	260	303	Series 2013-GC17 Class A4
Validus Holdings, Ltd.			4.131% due 11/10/46	139	144
8.875% due 01/26/40	680	1,026	Series 2014-GC19 Class A4
Vodafone Group PLC			4.023% due 03/10/47	825	848
5.450% due 06/10/19	788	809	Series 2014-GC25 Class AAB
7.875% due 02/15/30	745	950	3.371% due 10/10/47	1,015	1,016
6.250% due 11/30/32	345	392

See accompanying notes which are an integral part of the financial statements

474 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-P6 Class A5			5.500% due 2020	35	35
3.720% due 12/10/49 (~)(Ê)	172	172	6.500% due 2020	2	2
Citigroup Mortgage Loan Trust, Inc.			3.881% due 2021	725	743
Series 2005-2 Class 1A2A			5.500% due 2021	7	7
3.131% due 05/25/35 (~)(Ê)	543	556	5.000% due 2023	340	360
Series 2015-2 Class 5A1			3.500% due 2025	65	66
0.444% due 03/25/47 (Å)(Ê)	403	394	4.000% due 2025	132	136
Commercial Mortgage Pass Through			4.500% due 2025	9	9
Certificates			3.500% due 2026	329	333
Series 2015-LC23 Class A4			2.500% due 2027	22	21
3.774% due 10/10/48	245	246	3.000% due 2027	545	543
Commercial Mortgage Trust			3.500% due 2027	49	49
Series 2013-CR7 Class A4			4.000% due 2027	225	231
3.213% due 03/10/46	117	116	2.500% due 2028	1,381	1,352
Series 2013-CR8 Class A5			3.000% due 2028	200	199
3.612% due 06/10/46 (~)(Ê)	33	33	3.000% due 2029	302	300
Series 2013-CR9 Class A4			6.000% due 2029	181	200
4.375% due 07/10/45 (~)(Ê)	205	213	2.500% due 2030	259	253
Series 2013-CR11 Class A3			3.000% due 2030	214	213
3.983% due 10/10/46	353	362	3.500% due 2030	305	309
Series 2013-CR12 Class A3			4.500% due 2030	36	38
3.765% due 10/10/46	334	338	5.500% due 2030	324	350
Series 2013-CR12 Class A4			2.500% due 2031	564	549
4.046% due 10/10/46	965	991	2.600% due 2031	330	294
Series 2013-LC6 Class A4			3.000% due 2031	168	166
2.941% due 01/10/46	208	204	5.000% due 2031	62	66
Series 2014-CR16 Class A4			2.500% due 2032	601	585
4.051% due 04/10/47	166	171	3.000% due 2032	1,216	1,208
Series 2015-3BP Class A			3.500% due 2032	31	31
3.178% due 02/10/35 (Þ)	5	5	4.000% due 2032	41	42
Series 2016-787S Class A			4.500% due 2032	33	35
3.545% due 02/10/36 (Þ)	235	231	3.000% due 2033	429	423
Credit Suisse First Boston Mortgage			4.500% due 2033	36	38
Securities Corp.			5.000% due 2033	143	153
Series 2003-27 Class 4A4			5.500% due 2033	168	184
5.750% due 11/25/33	32	32	3.500% due 2034	380	385
CSAIL Commercial Mortgage Trust			4.500% due 2034	15	16
Series 2015-C2 Class XA			5.000% due 2034	73	78
Interest Only STRIP			5.500% due 2034	410	450
0.859% due 06/15/57 (~)(Ê)	9,591	405	6.000% due 2034	69	77
Series 2016-C7 Class A5			4.500% due 2035	609	641
3.502% due 11/15/49	239	234	5.000% due 2035	166	178
DBJPM Mortgage Trust			6.000% due 2035	224	250
Series 2016-C1 Class A4			5.500% due 2036	485	532
3.276% due 05/10/49	284	276	6.500% due 2036	4	4
			5.000% due 2037	73	79
Depositor LLC Trust			5.500% due 2037	204	223
Series 2012-7WTC Class A
4.082% due 03/13/31 (Þ)	18	18	6.000% due 2037	69	77
Deutsche Mortgage Securities, Inc. Re-			6.500% due 2037	27	30
REMIC Trust			5.000% due 2038	129	136
Series 2007-WM1 Class A1			5.500% due 2038	945	1,034
4.078% due 06/27/37 (~)(Ê)(Þ)	686	694	4.500% due 2039	406	428
Fannie Mae			5.000% due 2039	1	1
5.000% due 2019	4	4	6.000% due 2039	62	69
6.500% due 2019	2	1	4.000% due 2040	327	335
3.540% due 2020	401	406	4.500% due 2040	542	571
5.000% due 2020	9	9	5.500% due 2040	826	906

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 475

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.500% due 2041	214	214	4.000% due 11/25/29	452	461
4.000% due 2041	789	810	Series 2013-101 Class A
4.500% due 2041	213	224	3.000% due 09/25/30	110	110
5.000% due 2041	453	483	Series 2014-4384 Class LA
3.000% due 2042	455	442	3.500% due 09/15/40	76	77
3.500% due 2042	799	798	Series 2016-54 Class GA
4.000% due 2042	294	302	2.500% due 11/25/45	597	575
4.500% due 2042	142	149	Series 2017-6 Class PA
3.000% due 2043	3,875	3,771	3.500% due 06/25/46	2,289	2,287
3.500% due 2043	4,013	4,011	Series 2017-41 Class MD
4.000% due 2043	1,110	1,136	4.000% due 05/25/53	365	376
4.500% due 2043	145	152	Series 2017-91 Class PC
4.000% due 2044	1,795	1,837	3.000% due 06/25/45	176	173
4.500% due 2044	96	100	Series 2018-3 Class PA
3.000% due 2045	288	280	3.000% due 04/25/46	431	422
3.500% due 2045	2,533	2,519	Fannie Mae Whole Loan
4.000% due 2045	1,726	1,766	Series 2003-W5 Class A
4.500% due 2045	61	64	0.390% due 04/25/33 (Ê)	22	21
3.000% due 2046	5,004	4,833	Federal Home Loan Mortgage Corp.
3.500% due 2046	3,008	2,992	Multifamily Structured Pass-Through
4.000% due 2046	3,393	3,473	Certificates
4.500% due 2046	687	725	Series 2014-K040 Class A2
3.000% due 2047	1,058	1,024	3.241% due 09/25/24	1,766	1,769
3.500% due 2047	14,492	14,404	Federal Housing Authority Trust
4.000% due 2047	13,047	13,304	7.430% due 06/27/21 (Š)	13	13
4.500% due 2047	776	810	Flagstar Mortgage Trust
3.500% due 2048	174	174	Series 2017-2 Class A5
15 Year TBA(Ï)			3.500% due 10/25/47 (~)(Ê)(Þ)	1,462	1,446
3.000%	715	709	Freddie Mac
3.500%	1,655	1,673	3.000% due 2042	384	374
30 Year TBA(Ï)			4.000% due 2046	110	113
3.000%	2,295	2,212	3.000% due 2047	1,299	1,253
3.500%	2,725	2,704	3.500% due 2048	696	691
4.000%	7,729	7,868	Freddie Mac
4.500%	6,920	7,202	4.500% due 2019	3	3
Series 2018-11 Class PA			5.000% due 2019	5	5
3.000% due 06/25/46	420	410	6.000% due 2022	2	2
Fannie Mae Connecticut Avenue			4.000% due 2024	50	51
Securities			5.500% due 2024	25	26
Series 2014-C04 Class 1M2			6.500% due 2025	2	2
6.138% due 11/25/24 (Ê)	1,430	1,638	3.000% due 2026	73	73
Series 2016-C06 Class 1M1			4.000% due 2026	96	99
2.538% due 04/25/29 (Ê)	1,508	1,521	5.000% due 2027	1	1
Fannie Mae Grantor Trust			6.500% due 2027	—	—
Series 2002-T5 Class A1			5.000% due 2028	126	133
0.410% due 05/25/32 (Ê)	123	122	6.000% due 2028	94	104
Fannie Mae REMIC Trust			6.500% due 2028	6	8
Series 2004-W12 Class 1A1			6.500% due 2029	4	5
6.000% due 07/25/44	290	320	3.500% due 2030	330	335
Series 2004-W12 Class 1A3			2.500% due 2031	384	373
7.000% due 07/25/44	713	806	2.500% due 2032	358	349
Fannie Mae REMICS			3.000% due 2032	261	259
Series 1999-56 Class Z			3.500% due 2032	191	193
7.000% due 12/18/29	48	52	5.500% due 2032	88	97
Series 2005-117 Class LC			6.000% due 2032	14	15
5.500% due 11/25/35	247	256	7.500% due 2032	10	11
Series 2009-96 Class DB			5.500% due 2033	37	40

See accompanying notes which are an integral part of the financial statements.

476 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.000% due 2034	254	272	2.573% due 09/25/22	1,850	1,807
5.500% due 2034	36	39	Series 2013-K029 Class A2
5.500% due 2035	58	63	3.320% due 02/25/23 (~)(Ê)	1,760	1,777
5.500% due 2036	53	58	Series 2015-K045 Class A2
6.000% due 2036	22	25	3.023% due 01/25/25	1,240	1,223
5.000% due 2037	37	40	Series 2015-K046 Class A2
5.500% due 2037	6	6	3.205% due 03/25/25	480	479
6.000% due 2037	39	43	Series 2015-K047 Class A2
5.000% due 2038	2	2	3.329% due 05/25/25 (~)(Ê)	930	935
5.500% due 2038	36	40	Series 2015-K048 Class A2
6.000% due 2038	46	52	3.284% due 06/25/25 (~)(Ê)	1,570	1,572
4.500% due 2039	131	138	Series 2015-K051 Class A2
5.500% due 2039	10	11	3.308% due 09/25/25	1,040	1,041
4.000% due 2040	1,218	1,252	Series 2016-K053 Class A2
4.500% due 2040	62	65	2.995% due 12/25/25	1,745	1,709
5.000% due 2040	12	13	Series 2017-K065 Class A2
5.500% due 2040	6	7	3.243% due 04/25/27	261	257
4.000% due 2041	76	78	Series 2017-K068 Class A2
4.500% due 2041	364	384	3.244% due 08/25/27	160	157
5.000% due 2041	77	82
5.500% due 2041	320	352	Series 2017-K728 Class A2
			3.064% due 08/25/24 (~)(Ê)	423	420
3.000% due 2042	332	323
3.500% due 2042	464	464	Freddie Mac Reference REMIC
4.000% due 2042	406	417	Series 2006-R006 Class ZA
3.000% due 2043	1,596	1,551	6.000% due 04/15/36	681	740
3.500% due 2043	3,118	3,123	Freddie Mac REMICS
4.000% due 2043	237	244	Series 2006-104 Class FC
4.500% due 2043	315	332	1.811% due 11/25/36 (Ê)	110	110
3.500% due 2044	184	184	Series 2006-3123 Class HT
4.000% due 2044	1,070	1,096	5.000% due 03/15/26	266	277
4.500% due 2044	198	207	Series 2006-R007 Class ZA
3.000% due 2045	328	318	6.000% due 05/15/36	400	435
3.500% due 2045	1,285	1,282	Series 2010-3632 Class PK
4.000% due 2045	2,321	2,378	5.000% due 02/15/40	253	269
4.500% due 2045	122	127	Series 2010-3653 Class B
3.000% due 2046	2,661	2,568	4.500% due 04/15/30	649	680
3.500% due 2046	1,385	1,379	Series 2011-3830 Class DZ
4.000% due 2046	1,529	1,566	4.000% due 12/15/30	277	286
4.500% due 2046	197	205	Series 2012-3989 Class BW
3.000% due 2047	1,063	1,024	3.500% due 01/15/27	3,180	3,236
3.500% due 2047	1,191	1,183	Series 2012-4019 Class JD
4.000% due 2047	8,342	8,514	3.000% due 05/15/41	280	277
4.500% due 2047	45	47	Freddie Mac Structured Agency Credit
3.500% due 2048	148	147	Risk Debt Notes
			Series 2015-DN1 Class M3
15 Year TBA(Ï)			4.331% due 01/25/25 (Ê)	1,414	1,524
3.000%	335	332
			Series 2015-DNA2 Class M2
30 Year TBA(Ï)			3.838% due 12/25/27 (Ê)	595	608
3.000%	1,280	1,233
3.500%	5,075	5,037	Series 2015-HQA2 Class M2
4.000%	9,625	9,800	4.038% due 05/25/28 (Ê)	894	920
Freddie Mac Multifamily Structured Pass			Ginnie Mae
Through Certificates			Series 2004-93 Class PC
Series 2017-K070 Class A2			5.000% due 04/16/34	142	143
3.303% due 11/25/27 (~)(Ê)	86	85	Ginnie Mae I
Freddie Mac Multifamily Structured			10.500% due 2020	—	—
Pass-Through Certificates			9.000% due 2025	5	5
Series 2013-K024 Class A2			7.000% due 2031	18	20

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 477

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.000% due 2033	1	1	4.194% due 11/05/38 (~)(Ê)(Þ)	2,271	2,225
3.000% due 2042	60	59	Series 2016-SFP Class A
3.000% due 2043	149	147	2.828% due 11/05/35 (Þ)	261	252
3.500% due 2043	50	51	Hyatt Hotel Portfolio Trust
Ginnie Mae II			Series 2017-HYT2 Class C
7.500% due 2032	1	1	2.289% due 08/09/20 (Ê)(Þ)	1,061	1,061
5.500% due 2039	71	76	Series 2017-HYT2 Class D
4.000% due 2040	29	30	3.414% due 08/09/32 (Ê)(Þ)	714	716
4.000% due 2041	180	185	JPMorgan Chase Commercial Mortgage
4.500% due 2041	575	604	Securities Trust
5.500% due 2041	10	10	Series 2004-LN2 Class B
3.000% due 2042	136	133	5.462% due 07/15/41 (~)(Ê)	499	492
3.500% due 2042	412	414	Series 2016-NINE Class A
4.000% due 2042	558	575	2.854% due 10/06/38 (~)(Ê)(Þ)	530	497
4.500% due 2042	270	283	JPMorgan Mortgage Trust
3.000% due 2043	264	259	Series 2003-A2 Class 3A1
3.500% due 2043	879	884	3.046% due 11/25/33 (~)(Ê)	101	102
4.000% due 2043	196	202	Series 2005-A1 Class 6T1
4.000% due 2044	512	527	3.613% due 02/25/35 (~)(Ê)	186	185
3.000% due 2045	699	684	Series 2005-A3 Class 4A1
3.500% due 2045	1,028	1,031	2.658% due 06/25/35 (~)(Ê)	59	60
4.000% due 2045	207	213	Series 2015-3 Class A5
3.000% due 2046	1,854	1,810	3.500% due 05/25/45 (~)(Ê)(Þ)	475	473
3.500% due 2046	1,424	1,426	Series 2016-4 Class A5
3.000% due 2047	2,122	2,070	3.500% due 10/25/46 (~)(Ê)(Þ)	617	612
3.500% due 2047	2,487	2,493	Series 2017-1 Class A4
4.000% due 2047	1,344	1,383	3.500% due 01/25/47 (~)(Ê)(Þ)	1,528	1,521
3.500% due 2048	218	219	Series 2017-2 Class A5
30 Year TBA(Ï)			3.500% due 05/25/47 (~)(Ê)(Þ)	1,471	1,455
3.000%	2,085	2,031	Series 2017-3 Class 1A5
3.500%	8,300	8,304	3.500% due 08/25/47 (~)(Ê)(Þ)	1,151	1,139
4.000%	2,665	2,725	Series 2017-4 Class A5
4.500%	1,710	1,775	3.500% due 11/25/47 (~)(Ê)(Þ)	1,487	1,472
5.000%	330	347	LB-UBS Commercial Mortgage Trust
Grace Mortgage Trust			Series 2007-C6 Class AM
Series 2014-GRCE Class A			6.114% due 07/15/40 (~)(Ê)	192	192
3.369% due 06/10/28 (Þ)	456	458	Morgan Stanley Bank of America Merrill
GS Mortgage Securities Corp. Trust			Lynch Trust
Series 2018-CHLL Class D			Series 2013-C10 Class A4
3.238% due 02/15/37 (Ê)(Þ)	417	417	4.218% due 07/15/46 (~)(Ê)	92	95
GS Mortgage Securities Trust			Series 2013-C12 Class A4
Series 2012-SHOP Class A			4.259% due 10/15/46 (~)(Ê)	153	158
2.933% due 06/05/31 (Þ)	553	554	Series 2014-C14 Class A5
Series 2013-GC12 Class A4			4.064% due 02/15/47	52	53
3.135% due 06/10/46	70	69	Series 2015-C20 Class A4
Series 2014-GC18 Class A3			3.249% due 02/15/48	181	177
3.801% due 01/10/47	447	454	Series 2015-C24 Class A4
Series 2016-GS2 Class A4			3.732% due 05/15/48	1,302	1,305
3.050% due 05/10/49 (Æ)	1,446	1,384	Series 2016-C31 Class A1
Series 2016-GS4 Class A4			1.511% due 11/15/21	407	396
3.442% due 11/10/49 (~)(Ê)	37	36	Morgan Stanley Capital I Trust
HarborView Mortgage Loan Trust			Series 2014-CPT Class A
Series 2004-4 Class 3A			3.350% due 07/13/29 (Þ)	456	457
1.281% due 06/19/34 (Ê)	44	43	Morgan Stanley Mortgage Capital
Hilton USA Trust			Holdings LLC Trust
			Series 2017-237P Class D
Series 2016-HHV Class D			3.865% due 09/13/39 (Þ)	914	853

See accompanying notes which are an integral part of the financial statements.

478 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-237P Class XA			Series 2015-P2 Class A4
Interest Only STRIP			3.809% due 12/15/48	121	122
0.467% due 09/13/39 (~)(Å)(Ê)	10,103	297	Series 2016-LC25 Class A4
Series 2017-237P Class XB			3.640% due 12/15/59	520	516
Interest Only STRIP			Wells Fargo Commercial Mortgage Trust
0.175% due 09/13/39 (~)(Å)(Ê)	6,248	49	2018-C44
			4.212% due 05/15/51	808	832
MSCG Trust			Wells Fargo Mortgage Backed Securities
Series 2015-ALDR Class A2			Trust
3.577% due 06/07/35 (~)(Ê)(Þ)	310	301	Series 2003-J Class 1A9
OBP Depositor LLC Trust			2.612% due 10/25/33 (~)(Ê)	546	552
Series 2010-OBP Class A			Series 2005-AR10 Class 2A4
4.646% due 07/15/45 (Þ)	230	236	2.652% due 06/25/35 (~)(Ê)	24	25
One Market Plaza Trust			Series 2006-AR8 Class 1A3
Series 2017-1MKT Class C			3.111% due 04/25/36 (~)(Ê)	245	246
4.016% due 02/10/32 (Þ)	1,133	1,125	WFRBS Commercial Mortgage Trust
Series 2017-1MKT Class D			Series 2013-C14 Class A4
4.146% due 02/10/32 (Þ)	797	785	3.073% due 06/15/46	162	160
RBS Commercial Funding, Inc. Trust			Series 2013-C14 Class A5
Series 2013-GSP Class A			3.337% due 06/15/46	16	16
3.961% due 01/13/32 (~)(Ê)(Þ)	235	236	Series 2014-C21 Class XA
Sequoia Mortgage Trust			Interest Only STRIP
Series 2013-12 Class A1			1.316% due 08/15/47 (~)(Ê)	7,610	363
4.000% due 12/25/43 (Þ)	229	230	WinWater Mortgage Loan Trust
Structured Adjustable Rate Mortgage
Loan Trust			Series 2014-1 Class A1
			3.926% due 06/20/44 (~)(Ê)(Þ)	855	852
Series 2004-6 Class 1A
2.358% due 06/25/34 (~)(Ê)	179	176	Series 2014-1 Class A2
			3.500% due 06/20/44 (~)(Ê)(Þ)	607	595
Series 2004-12 Class 7A3
2.694% due 09/25/34 (~)(Ê)	54	54	Worldwide Plaza Trust
Structured Asset Securities Corp.			Series 2017-WWP Class A
Mortgage Pass-Through Certificates			3.526% due 11/10/36 (Þ)	609	597
Series 2003-34A Class 5A4					268,061
3.383% due 11/25/33 (~)(Ê)	555	563	Municipal Bonds - 0.3%
Tharaldson Hotel Portfolio Trust			Municipal Electric Authority of Georgia
Series 2018-THL Class A			Revenue Bonds
2.300% due 11/11/34 (Ê)(Þ)	100	100	6.637% due 04/01/57	990	1,214
			7.055% due 04/01/57	495	584
Towd Point Mortgage Trust			New Jersey Economic Development
Series 2017-3 Class A1			Authority Revenue Bonds
2.750% due 06/25/57 (~)(Ê)(Þ)	769	757	7.425% due 02/15/29 (µ)	74	89
Triton Container Finance LLC			New Jersey Transportation Trust Fund
Series 2018-1A Class A			Authority Revenue Bonds
3.950% due 03/20/43 (Þ)	1,236	1,232	5.754% due 12/15/28	325	356
Washington Mutual Mortgage Pass-			6.561% due 12/15/40	115	144
Through Certificates Trust			State of California General Obligation
Series 2003-AR10 Class A7			Unlimited
2.839% due 10/25/33 (~)(Ê)	194	197	7.500% due 04/01/34	280	394
Series 2004-AR1 Class A			7.300% due 10/01/39	200	285
3.157% due 03/25/34 (~)(Ê)	901	919	State of Illinois General Obligation
			Unlimited
Series 2005-AR2 Class 2A21			5.100% due 06/01/33	300	280
1.564% due 01/25/45 (Ê)	352	347
Series 2006-AR1 Class 2A1A					3,346
1.594% due 01/25/46 (Ê)	608	609	United States Government Agencies - 0.5%
Wells Fargo Commercial Mortgage Trust			Fannie Mae
Series 2015-C27 Class A4			1.600% due 12/24/20	1,205	1,174
3.190% due 02/15/48	54	53	2.500% due 04/13/21	185	184
Series 2015-C31 Class A4			2.000% due 10/05/22	250	241
3.695% due 11/15/48	213	213	2.375% due 01/19/23	50	49

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 479

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.625% due 09/06/24	449	439	1.750% due 10/31/20	6,614	6,480
2.125% due 04/24/26	20	19	1.625% due 11/30/20	4,390	4,284
7.250% due 05/15/30	230	319	2.000% due 11/30/20	80	79
6.625% due 11/15/30	100	134	1.375% due 01/31/21	3,951	3,821
Federal Home Loan Bank			2.125% due 01/31/21	550	543
2.125% due 02/11/20	180	179	2.000% due 02/28/21	1,500	1,474
Federal Home Loan Banks			2.375% due 03/15/21	595	591
0.875% due 08/05/19	200	196	1.250% due 03/31/21	1,205	1,158
Series NCd			2.250% due 03/31/21	1,000	989
1.375% due 11/15/19	60	59	2.375% due 04/15/21	891	884
Freddie Mac			1.375% due 04/30/21	900	867
2.375% due 01/13/22	837	824	2.000% due 05/31/21	1,675	1,642
6.250% due 07/15/32	424	563	1.125% due 06/30/21	2,490	2,374
Tennessee Valley Authority			2.125% due 06/30/21	2,750	2,705
6.150% due 01/15/38	345	472	1.125% due 07/31/21	4,908	4,672
Series A			2.125% due 08/15/21	4,764	4,679
2.875% due 02/01/27	100	97	2.000% due 08/31/21	2,560	2,504
United States Treasury Notes			1.125% due 09/30/21	762	723
2.625% due 03/31/25	430	422	1.250% due 10/31/21	565	538
			8.000% due 11/15/21	2,250	2,651
		5,371	2.125% due 12/31/21	1,230	1,205
United States Government Treasuries - 32.9%
United States Treasury Inflation Indexed			1.500% due 01/31/22	325	311
Bonds			1.875% due 03/31/22	1,753	1,698
0.125% due 04/15/21	10,680	10,530	1.750% due 04/30/22	200	193
0.125% due 04/15/22	9,033	8,846	1.875% due 04/30/22	337	326
0.125% due 07/15/22	2,700	2,655	1.750% due 05/15/22	650	626
0.375% due 07/15/23	6,486	6,416	1.750% due 06/30/22	515	495
0.125% due 07/15/24	692	670	1.625% due 08/31/22	3,994	3,810
0.375% due 07/15/25	4,933	4,827	1.875% due 10/31/22	3,150	3,031
3.875% due 04/15/29	4,669	6,155	2.000% due 10/31/22	397	384
2.125% due 02/15/40	2,946	3,694	1.625% due 11/15/22	455	433
2.125% due 02/15/41	1,021	1,288	2.000% due 11/30/22	2,658	2,570
United States Treasury Notes			2.125% due 12/31/22	14,095	13,692
3.125% due 05/15/19	2,615	2,636	1.750% due 01/31/23	7,426	7,085
1.625% due 06/30/19	13,705	13,596	2.375% due 01/31/23	1,246	1,223
3.625% due 08/15/19	365	371	2.000% due 02/15/23	8,111	7,826
1.500% due 10/31/19	3,575	3,527	1.500% due 02/28/23	7,065	6,654
1.000% due 11/15/19	1,750	1,712	2.625% due 02/28/23	2,006	1,991
2.000% due 01/31/20	1,119	1,110	1.500% due 03/31/23	1,185	1,115
1.375% due 02/29/20	5,780	5,666	2.500% due 03/31/23	5,328	5,256
2.250% due 02/29/20	1,278	1,273	2.750% due 04/30/23	2,847	2,840
1.125% due 03/31/20	1,000	975	1.750% due 05/15/23	1,000	951
1.375% due 03/31/20	2,330	2,282	1.375% due 06/30/23	5,209	4,849
2.250% due 03/31/20	7,032	7,001	1.375% due 08/31/23	3,709	3,443
1.125% due 04/30/20	900	876	2.125% due 11/30/23	937	902
2.375% due 04/30/20	548	547	2.125% due 02/29/24	3,340	3,209
1.500% due 05/15/20	1,000	980	2.000% due 05/31/24	2,050	1,950
8.750% due 05/15/20	700	788	2.375% due 08/15/24	7,537	7,316
1.375% due 05/31/20	750	733	2.250% due 10/31/24	750	721
1.625% due 06/30/20	3,165	3,105	2.250% due 11/15/24	9,274	8,917
1.875% due 06/30/20	1,700	1,677	2.125% due 11/30/24	1,971	1,880
1.625% due 07/31/20	1,899	1,861	2.250% due 12/31/24	637	612
2.625% due 08/15/20	6,965	6,977	2.000% due 02/15/25	5,700	5,381
1.375% due 08/31/20	5,385	5,241	2.875% due 04/30/25	1,765	1,761
2.125% due 08/31/20	7,357	7,284	2.125% due 05/15/25	1,850	1,757
2.000% due 09/30/20	1,000	987	2.000% due 08/15/25	550	517
1.375% due 10/31/20	7,894	7,665	6.000% due 02/15/26	265	322

See accompanying notes which are an integral part of the financial statements.

480 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.625% due 05/15/26	6,287	5,696	Capital One Bank USA NA
1.500% due 08/15/26	584	522	Series BKNT
2.000% due 11/15/26	835	776	2.250% due 02/13/19	780	777
2.375% due 05/15/27	1,250	1,194
2.250% due 08/15/27	1,076	1,015	Capital One Financial Corp.
2.250% due 11/15/27	1,255	1,182	2.450% due 04/24/19	350	349
6.125% due 11/15/27	35	44	Cardinal Health, Inc.
1.625% due 02/15/28	1,345	1,223	1.950% due 06/15/18	1,070	1,069
2.750% due 02/15/28	8,392	8,250	Citibank NA
5.250% due 11/15/28	50	60	Series BKNT
5.250% due 02/15/29	500	605
6.125% due 08/15/29	1,931	2,515	2.000% due 03/20/19	1,290	1,283
6.250% due 05/15/30	1,700	2,262	EnLink Midstream Partners, LP
5.375% due 02/15/31	1,670	2,095	2.700% due 04/01/19	874	871
4.500% due 02/15/36	524	633	Fannie Mae
4.750% due 02/15/37	2,846	3,561	6.500% due 06/01/18	—	—
5.000% due 05/15/37	620	799
4.250% due 05/15/39	1,697	2,016	5.000% due 07/01/18	—	—
4.375% due 05/15/40	865	1,047	6.500% due 07/01/18	—	—
3.875% due 08/15/40	1,285	1,453	6.500% due 09/01/18	—	—
3.750% due 08/15/41	400	445
2.750% due 08/15/42	3,681	3,466	6.500% due 10/01/18	—	—
2.750% due 11/15/42	1,210	1,138	6.500% due 11/01/18	—	—
3.125% due 02/15/43	1,345	1,352	6.500% due 01/01/19	—	—
3.625% due 08/15/43	925	1,010
3.750% due 11/15/43	2,769	3,084	6.500% due 02/01/19	—	—
3.375% due 05/15/44	935	980	6.500% due 03/01/19	—	—
2.500% due 02/15/45	6,526	5,800	Fifth Third Bank
2.875% due 08/15/45	950	908	Series BKNT
2.500% due 02/15/46	1,790	1,585	2.375% due 04/25/19	605	604
2.500% due 05/15/46	127	112	Ford Motor Credit Co. LLC
2.875% due 11/15/46	4,300	4,105
3.000% due 02/15/47	2,734	2,675	2.551% due 10/05/18	770	770
3.000% due 05/15/47	4,166	4,073	Freddie Mac
2.750% due 08/15/47	1,334	1,240	4.500% due 06/01/18	1	1
2.750% due 11/15/47	4,991	4,638	1.125% due 04/15/19	1,500	1,484
2.250% due 02/15/48	7,224	6,051	General Mills, Inc.
3.000% due 02/15/48	838	819
Series 0002			5.650% due 02/15/19	195	199
1.875% due 09/30/22	3,753	3,614	Hewlett Packard Enterprise Co.
		358,904	Series WI
Total Long-Term Investments			2.850% due 10/05/18	375	375
(cost $1,060,540)		1,036,283	Huntington National Bank (The)
			Series BKNT
			2.200% due 11/06/18	795	794
Short-Term Investments - 9.8%			Jersey Central Power & Light Co.
AIA Group, Ltd.			7.350% due 02/01/19 (Å)	194	200
2.250% due 03/11/19 (Þ)	207	205	John Deere Capital Corp.
Apache Corp.			1.650% due 10/15/18	460	458
6.900% due 09/15/18	220	223	JPMSCC
Bank of Tokyo-Mitsubishi UFJ, Ltd.			2.345% due 06/12/18 (ç)(~)	1,062	1,059
(The)
1.902% due 05/14/18 (ç)(~)	1,059	1,058	KeyCorp
BB&T Corp.			2.300% due 12/13/18	765	764
			Kraft Heinz Foods Co.
2.050% due 06/19/18	825	825	Series WI

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 481

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
2.000% due 07/02/18	288		288
LyondellBasell Industries NV
5.000% due 04/15/19	212		215
Orange SA
2.750% due 02/06/19	304		304
PACCAR Financial Corp.
Series MTN
2.625% due 12/06/18 (Ê)	510		512
Progress Energy, Inc.
7.050% due 03/15/19	118		122
Reynolds American, Inc.
2.300% due 06/12/18	594		594
Sempra Energy
9.800% due 02/15/19	278		292
State of Illinois General Obligation
Unlimited
5.877% due 03/01/19	170		174
TTX Co.
2.250% due 02/01/19 (Þ)	323		322
U. S. Cash Management Fund(@)	59,825,752	(8)	59,826
United States Treasury Bills
1.063% due 05/03/18 (~)	1,250		1,250
United States Treasury Inflation Indexed
Bonds
0.125% due 04/15/19	7,762		7,727
United States Treasury Notes
1.500% due 08/31/18	6,255		6,245
1.375% due 12/31/18	7,834		7,793
1.500% due 03/31/19	5,685		5,646
US Bancorp
2.200% due 04/25/19	720		718
WEC Energy Group, Inc.
1.650% due 06/15/18	440		440
Wells Fargo & Co.
2.125% due 04/22/19	1,165		1,160
Westlake Automobile Receivables Trust
Series 2018-1A Class A1
1.650% due 02/15/19 (Þ)	222		222
Total Short-Term Investments
(cost $108,555)			107,218

Total Investments 104.6%
(identified cost $1,169,095)			1,143,501

Other Assets and Liabilities,
Net - (4.6%)			(50,354)

Net Assets - 100.0%			1,093,147

See accompanying notes which are an integral part of the financial statements.

482 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.5%
A10 Securitization LLC	06/23/17	1,110,000	100.00	1,110	1,081
Bayview Commercial Asset Trust	10/26/17	1,687,760	95.67	1,615	1,660
BCAP LLC Trust	11/26/13	630,469	103.82	655	639
Citigroup Mortgage Loan Trust, Inc.	02/01/17	402,576	97.66	393	394
FirstEnergy Corp.	02/06/18	161,000	100.25	161	157
FirstEnergy Transmission LLC	08/25/14	161,000	102.24	165	180
Jersey Central Power & Light Co.	12/07/16	718,000	106.55	765	749
Jersey Central Power & Light Co.	06/20/17	194,000	103.79	201	200
Kaupthing Bank HF	02/17/16	1,210,000	—	—	—
Kaupthing Bank HF	02/17/16	100,000	—	—	—
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17	6,248,000	0.78	49	49
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17	10,103,000	2.94	298	297
					5,406

For a description of restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 483

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
ACE Securities Corp. Home Equity Loan Trust	USD 1 Month LIBOR	0.675
Bank of America Corp.	USD 3 Month LIBOR	1.070
Bank of America Corp.	USD 3 Month LIBOR	1.040
Bank of America Corp.	USD 3 Month LIBOR	1.512
Bank of America Corp.	USD 3 Month LIBOR	0.630
Bank of America Corp.	USD 3 Month LIBOR	0.810
BankAmerica Capital III	USD 3 Month LIBOR	0.570
BankBoston Capital Trust IV	USD 3 Month LIBOR	0.600
Barclays Commercial Mortgage Securities LLC	USD 1 Month LIBOR	1.750
Bayview Commercial Asset Trust	USD 1 Month LIBOR	0.270
BX Commercial Mortgage Trust	USD 1 Month LIBOR	1.121
BX Trust	USD 1 Month LIBOR	0.577
Capital One Multi-Asset Execution Trust	USD 1 Month LIBOR	0.580
Citibank Credit Card Issuance Trust	USD 1 Month LIBOR	0.370
Citibank Credit Card Issuance Trust	USD 1 Month LIBOR	0.330
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.250
Citigroup, Inc.	USD 3 Month LIBOR	0.950
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	1.005
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	1.125
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	0.520
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Agricole SA	LIBOR) 5 Year Rate	1.644
Credit Suisse Group AG	USD 3 Month LIBOR	1.410
Discover Card Execution Note Trust	USD 1 Month LIBOR	0.360
Dryden 37 Senior Loan Fund	USD 3 Month LIBOR	1.100
Dryden 50 Senior Loan Fund	USD 3 Month LIBOR	1.220
Dryden Senior Loan Fund	USD 3 Month LIBOR	1.120
Encore Credit Receivables Trust	USD 1 Month LIBOR	0.735
Enterprise Products Operating LLC	USD 3 Month LIBOR	3.708
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.900
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	1.300
Fannie Mae Grantor Trust	USD 1 Month LIBOR	0.120
Fannie Mae Grantor Trust	USD 1 Month LIBOR	0.219
Fannie Mae Whole Loan	USD 1 Month LIBOR	0.120
Fannie Mae Whole Loan	USD 1 Month LIBOR	0.110
Farmers Exchange Capital III	USD 3 Month LIBOR	3.454
Freddie Mac REMICS	USD 1 Month LIBOR	0.250
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.800
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.150
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.600
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.750
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.373
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.201

See accompanying notes which are an integral part of the financial statements.

484 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.301
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.430
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.158
Greenpoint Manufactured Housing Contract Trust	USD 1 Month LIBOR	2.000
GS Mortgage Securities Corp. Trust	USD 1 Month LIBOR	1.650
HarborView Mortgage Loan Trust	USD 1 Month LIBOR	1.125
Home Equity Asset Trust	USD 1 Month LIBOR	0.410
HSBC Bank PLC	USD 6 Month LIBOR	0.250
HSBC Holdings PLC	USD 3 Month LIBOR	1.055
HSI Asset Securitization Corp. Trust	USD 1 Month LIBOR	0.190
Hyatt Hotel Portfolio Trust	USD 1 Month LIBOR	1.056
Hyatt Hotel Portfolio Trust	USD 1 Month LIBOR	1.854
JPMorgan Chase & Co.	USD 3 Month LIBOR	1.380
JPMorgan Chase & Co.	USD 3 Month LIBOR	1.120
JPMorgan Chase & Co.	USD 3 Month LIBOR	0.945
JPMorgan Chase & Co.	USD 3 Month LIBOR	1.580
JPMorgan Chase Bank	USD 3 Month LIBOR	0.350
LCM XXII, Ltd.	USD 3 Month LIBOR	1.480
LCM XXV, Ltd.	USD 3 Month LIBOR	1.210
Lloyds Banking Group PLC	USD 3 Month LIBOR	0.810
Long Beach Mortgage Loan Trust	USD 1 Month LIBOR	0.930
Long Beach Mortgage Loan Trust	USD 1 Month LIBOR	0.750
Madison Park Funding XVIII, Ltd.	USD 3 Month LIBOR	1.190
Magnetite XVIII, Ltd.	USD 3 Month LIBOR	1.400
Master Asset-Backed Securities Trust	USD 1 Month LIBOR	0.945
Morgan Stanley	USD 3 Month LIBOR	1.400
Morgan Stanley	USD 3 Month LIBOR	1.455
Morgan Stanley	USD 3 Month LIBOR	1.431
Morgan Stanley	USD 3 Month LIBOR	1.340
Morgan Stanley	USD 3 Month LIBOR	1.140
Morgan Stanley ABS Capital I, Inc. Trust	USD 1 Month LIBOR	1.050
Mutual of Omaha Insurance Co.	USD 3 Month LIBOR	2.640
Option One Mortgage Loan Trust	USD 1 Month LIBOR	0.780
PACCAR Financial Corp.	USD 3 Month LIBOR	0.600
Pacific Life Insurance Co.	USD 3 Month LIBOR	2.796
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	1.480
Saxon Asset Securities Trust	USD 1 Month LIBOR	0.540
Shackleton CLO, Ltd.	USD 3 Month LIBOR	1.000
Specialty Underwriting & Residential Finance Trust	USD 1 Month LIBOR	0.680
Structured Asset Investment Loan Trust	USD 1 Month LIBOR	0.720
Tharaldson Hotel Portfolio Trust	USD 1 Month LIBOR	0.750
THL Credit Wind River CLO, Ltd.	USD 3 Month LIBOR	1.230
Voya CLO, Ltd.	USD 3 Month LIBOR	1.450

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 485

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Voya CLO, Ltd.	USD 3 Month LIBOR	1.250
Wachovia Capital Trust II	USD 3 Month LIBOR	0.500
	Federal Reserve U. S. 12 Month Cumulative Avg 1
Washington Mutual Mortgage Pass-Through Certificates Trust	Year CMT	1.070
Washington Mutual Mortgage Pass-Through Certificates Trust	USD 1 Month LIBOR	0.330

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Bond Futures	437	AUD	55,888	06/18	160
Euro-Bund Futures	97	EUR	15,398	06/18	265
United States 2 Year Treasury Note Futures	45	USD	9,543	06/18	(26)
United States 5 Year Treasury Note Futures	42	USD	4,768	06/18	(25)
United States 10 Year Treasury Note Futures	1,004	USD	120,103	06/18	(216)
United States 10 Year Ultra Treasury Note Futures	55	USD	7,034	06/18	(11)
United States Long Bond Futures	72	USD	10,357	06/18	92
United States Ultra Treasury Bond Futures	98	USD	15,398	06/18	284
Short Positions
Euro-Bund Futures	195	EUR	30,954	06/18	(534)
Euro-Schatz Futures	660	EUR	73,864	06/18	(113)
Japan Government 10 Year Bond Futures	22	JPY	3,314,080	06/18	11
Long Gilt Futures	80	GBP	9,781	06/18	(157)
United States 2 Year Treasury Note Futures	85	USD	18,024	06/18	41
United States 5 Year Treasury Note Futures	178	USD	20,204	06/18	100
United States Long Bond Futures	7	USD	1,007	06/18	(7)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(136)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	2,050	AUD	2,639	05/23/18	(63)
Bank of America	USD	4	CZK	86	05/23/18	—
Bank of America	USD	6	CZK	120	05/23/18	—
Bank of America	USD	2,514	CZK	50,899	05/23/18	(110)
Bank of America	USD	2	HKD	18	05/23/18	—
Bank of America	USD	3	HKD	27	05/23/18	—
Bank of America	USD	2,484	HKD	19,376	05/23/18	(13)
Bank of America	USD	6	HUF	1,471	05/23/18	—
Bank of America	USD	13	HUF	3,193	05/23/18	—
Bank of America	USD	2,514	HUF	625,830	05/23/18	(102)
Bank of America	USD	1,227	MXN	23,071	05/23/18	2
Bank of America	USD	1	PLN	5	05/23/18	—

See accompanying notes which are an integral part of the financial statements.

486 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	2,504	PLN	8,361	05/23/18	(121)
Bank of America	USD	4	THB	132	05/23/18	—
Bank of America	USD	8	THB	264	05/23/18	—
Bank of America	USD	18	THB	566	05/23/18	—
Bank of America	USD	36	THB	1,133	05/23/18	(1)
Bank of America	USD	10	TRY	41	05/23/18	—
Bank of America	USD	21	TRY	83	05/23/18	(1)
Bank of America	USD	64	TRY	267	05/23/18	1
Bank of America	USD	128	TRY	533	05/23/18	2
Bank of America	USD	1,225	TRY	4,717	05/23/18	(71)
Bank of America	USD	2,450	TRY	9,434	05/23/18	(142)
Bank of America	USD	18	ZAR	224	05/23/18	(1)
Bank of America	USD	1,253	ZAR	14,827	05/23/18	(67)
Bank of America	AUD	10,555	USD	8,200	05/23/18	254
Bank of America	CZK	172	USD	8	05/23/18	—
Bank of America	CZK	240	USD	12	05/23/18	—
Bank of America	CZK	25,450	USD	1,257	05/23/18	55
Bank of America	HKD	36	USD	5	05/23/18	—
Bank of America	HKD	54	USD	7	05/23/18	—
Bank of America	HKD	9,688	USD	1,242	05/23/18	7
Bank of America	HUF	735	USD	3	05/23/18	—
Bank of America	HUF	6,385	USD	25	05/23/18	1
Bank of America	HUF	312,915	USD	1,257	05/23/18	51
Bank of America	MXN	222	USD	12	05/23/18	—
Bank of America	MXN	600	USD	33	05/23/18	1
Bank of America	PLN	31	USD	9	05/23/18	—
Bank of America	THB	39,022	USD	1,250	05/23/18	13
Bank of America	THB	78,045	USD	2,501	05/23/18	26
Bank of America	ZAR	314	USD	26	05/23/18	1
Bank of Montreal	USD	2,059	EUR	1,662	05/23/18	(49)
Bank of Montreal	USD	4,118	EUR	3,324	05/23/18	(98)
Bank of Montreal	CHF	985	USD	1,024	05/23/18	28
Bank of Montreal	CHF	1,971	USD	2,048	05/23/18	57
Brown Brothers Harriman	USD	8,244	GBP	5,754	05/23/18	(315)
Brown Brothers Harriman	ILS	7,194	USD	2,042	05/23/18	40
Brown Brothers Harriman	ILS	14,389	USD	4,092	05/23/18	89
Citibank	USD	8,209	JPY	878,507	05/23/18	(161)
Citibank	ILS	14,389	USD	4,097	05/23/18	94
Citibank	NOK	31,939	USD	4,114	05/23/18	130
Royal Bank of Canada	USD	2,035	NZD	2,775	05/23/18	(83)
Royal Bank of Canada	DKK	12,376	USD	2,059	05/23/18	50
Royal Bank of Canada	SEK	17,279	USD	2,059	05/23/18	83
Standard Chartered Bank	USD	853	JPY	92,611	05/30/18	(5)
State Street	USD	50	BRL	164	05/23/18	(3)
State Street	USD	4,112	CAD	5,162	05/23/18	(90)
State Street	USD	4	INR	271	05/23/18	—
State Street	USD	4	INR	280	05/23/18	—
State Street	USD	1,234	INR	79,660	05/23/18	(38)
State Street	USD	4,109	JPY	439,254	05/23/18	(86)
State Street	USD	23	MYR	90	05/23/18	—
State Street	USD	36	MYR	142	05/23/18	—
State Street	USD	19	PEN	62	05/23/18	—

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 487

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	31	PEN	101	05/23/18	—
State Street	USD	55	RUB	3,186	05/23/18	(5)
State Street	USD	95	RUB	5,940	05/23/18	(1)
State Street	USD	1,256	RUB	71,583	05/23/18	(122)
State Street	USD	3	TWD	97	05/23/18	—
State Street	USD	11	TWD	305	05/23/18	—
State Street	BRL	312	USD	91	05/23/18	2
State Street	BRL	8,171	USD	2,496	05/23/18	169
State Street	ILS	7,194	USD	2,055	05/23/18	53
State Street	MYR	9,755	USD	2,495	05/23/18	23
State Street	PEN	8,093	USD	2,481	05/23/18	(5)
State Street	RUB	1,593	USD	28	05/23/18	2
State Street	RUB	11,880	USD	190	05/23/18	2
State Street	RUB	143,165	USD	2,512	05/23/18	243
State Street	TWD	36,339	USD	1,266	05/23/18	37
Westpac	USD	2,059	EUR	1,662	05/23/18	(49)
Westpac	USD	4,119	EUR	3,324	05/23/18	(98)
Westpac	CHF	985	USD	1,024	05/23/18	28
Westpac	CHF	1,971	USD	2,048	05/23/18	57
Westpac	SEK	69,117	USD	8,201	05/23/18	295
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(4)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$63,766	$1,170	$—	$64,936	5.9
Corporate Bonds and Notes	—	248,165	—	—	248,165	22.7
International Debt	—	87,500	—	—	87,500	8.0
Mortgage-Backed Securities	—	268,048	13	—	268,061	24.5
Municipal Bonds	—	3,346	—	—	3,346	0.3
United States Government Agencies	—	5,371	—	—	5,371	0.5
United States Government Treasuries	—	358,904	—	—	358,904	32.9
Short-Term Investments	—	47,392	—	59,826	107,218	9.8
Total Investments	—	1,082,492	1,183	59,826	1,143,501	104.6
Other Assets and Liabilities, Net						(4.6)
						100.0

See accompanying notes which are an integral part of the financial statements.

488 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Other Financial Instruments
Assets
Futures Contracts	953	—	—	—	953	0.1
Foreign Currency Exchange Contracts	—	1,896	—	—	1,896	0.2

Liabilities
Futures Contracts	(1,089)	—	—	—	(1,089)	(0.1)
Foreign Currency Exchange Contracts	—	(1,900)	—	—	(1,900)	(0.2)
Total Other Financial Instruments*	$(136)	$(4)	$—	$—	$(140)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Country Exposure	$
Australia	427
Bermuda	2,327
Brazil	1,258
Canada	14,368
Cayman Islands	7,534
Chile	1,884
China	827
Colombia	1,749
France	6,335
Germany	2,059
Hong Kong	205
Iceland	—
India	838
Indonesia	560
Ireland	4,483
Italy	852
Japan	550
Luxembourg	1,534

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 489

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Mexico	6,920
Netherlands	8,689
Panama	615
Peru	490
Philippines	146
Qatar	692
Saudi Arabia	1,479
Singapore	430
South Korea	1,124
Spain	2,434
Sweden	426
Switzerland	2,810
United Arab Emirates	797
United Kingdom	13,331
United States	1,055,102
Uruguay	226
Total Investments	1,143,501

See accompanying notes which are an integral part of the financial statements.

490 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

		Foreign
	Interest Rate	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$1,896
Receivable from Broker for Futures*	953	—
Total	$953	$1,896

Location: Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures*	$1,089	$—
Unrealized depreciation on foreign currency exchange contracts	—	1,900
Total	$1,089	$1,900
		Foreign
	Interest Rate	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(4,722)	$—
Foreign currency exchange contracts	—	(401)
Total	$(4,722)	$(401)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(252)	$—
Foreign currency exchange contracts	—	570
Total	$(252)	$570

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 491

Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$1,896	$—	$1,896
Futures Contracts	Receivable from Broker for Futures	5,128	—	5,128
Total Financial and Derivative Assets		7,024	—	7,024
Financial and Derivative Assets not subject to a netting agreement		(5,128)	—	(5,128)
Total Financial and Derivative Assets subject to a netting agreement		$1,896	$—	$1,896

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$416	$416	$—	$—
Bank of Montreal	85	85	—	—
Brown Brothers Harriman	129	129	—	—
Citigroup	221	162	—	59
Royal Bank of Canada	132	83	—	49
State Street	532	351	—	181
Westpac	381	148	—	233
Total	$1,896	$1,374	$—	$522

See accompanying notes which are an integral part of the financial statements.

492 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures	$442	$—	$442
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	1,900	—	1,900
Total Financial and Derivative Liabilities		2,342	—	2,342
Financial and Derivative Liabilities not subject to a netting agreement		(442)	—	(442)
Total Financial and Derivative Liabilities subject to a netting agreement		$1,900	$—	$1,900

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$693	$416	$—	$277
Bank of Montreal	143	85	—	58
Brown Brothers Harriman	315	129	—	186
Citigroup	162	162	—	—
Royal Bank of Canada	83	83	—	—
Standard Chartered	5	—	—	5
State Street	351	351	—	—
Westpac	148	148	—	—
Total	$1,900	$1,374	$—	$526

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 493

Russell Investment Company
Investment Grade Bond Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,169,095
Investments, at fair value(>)	1,143,501
Cash	296
Unrealized appreciation on foreign currency exchange contracts	1,896
Receivables:
Dividends and interest	6,287
Dividends from affiliated funds	90
Investments sold	35,094
Fund shares sold	1,086
From broker(a)(b)	5,669
Prepaid expenses	9
Total assets	1,193,928

Liabilities
Payables:
Due to broker (c)(d)	1,469
Investments purchased	96,154
Fund shares redeemed	686
Accrued fees to affiliates	380
Other accrued expenses	192
Unrealized depreciation on foreign currency exchange contracts	1,900
Total liabilities	100,781

Net Assets	$1,093,147

See accompanying notes which are an integral part of the financial statements.

494 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$4,320
Accumulated net realized gain (loss)	(20,178)
Unrealized appreciation (depreciation) on:
Investments	(25,594)
Futures contracts	(136)
Foreign currency exchange contracts	(4)
Foreign currency-related transactions	(4)
Shares of beneficial interest	528
Additional paid-in capital	1,134,215
Net Assets	$1,093,147

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$20.74
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$21.55
Class A — Net assets	$9,189,468
Class A — Shares outstanding ($. 01 par value)	443,100
Net asset value per share: Class C(#)	$20.54
Class C — Net assets	$10,284,285
Class C — Shares outstanding ($. 01 par value)	500,643
Net asset value per share: Class E(#)	$20.74
Class E — Net assets	$3,514,255
Class E — Shares outstanding ($. 01 par value)	169,462
Net asset value per share: Class M(#)	$20.71
Class M — Net assets	$5,569,396
Class M — Shares outstanding ($. 01 par value)	268,902
Net asset value per share: Class R6(#)	$20.79
Class R6 — Net assets	$729,203
Class R6 — Shares outstanding ($. 01 par value)	35,083
Net asset value per share: Class S(#)	$20.71
Class S — Net assets	$940,227,192
Class S — Shares outstanding ($. 01 par value)	45,395,583
Net asset value per share: Class Y(#)	$20.75
Class Y — Net assets	$123,632,936
Class Y — Shares outstanding ($. 01 par value)	5,957,709
Amounts in thousands
(>) Investments in affiliates, U. S. Cash Management Fund	$59,826

(a) Receivable from Broker for Futures	$541
(b) Receivable Variation Margin for Futures	$5,128
(c) Due to Broker for Futures	$1,027
(d) Payables Variation Margin for Futures	$442
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 495

Russell Investment Company
Investment Grade Bond Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated funds	$510
Interest	14,371
Total investment income	14,881

Expenses
Advisory fees	1,383
Administrative fees	266
Custodian fees	118
Distribution fees - Class A	12
Distribution fees - Class C	42
Transfer agent fees - Class A	10
Transfer agent fees - Class C	11
Transfer agent fees - Class E	4
Transfer agent fees - Class M	5
Transfer agent fees - Class R6	—**
Transfer agent fees - Class S	947
Transfer agent fees - Class Y	3
Professional fees	68
Registration fees	68
Shareholder servicing fees - Class C	14
Shareholder servicing fees - Class E	5
Trustees’ fees	15
Printing fees	39
Miscellaneous	8
Expenses before reductions	3,018
Expense reductions	(389)
Net expenses	2,629
Net investment income (loss)	12,252

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(5,563)
Investments in affiliated funds .	(5)
Futures contracts	(4,722)
Foreign currency exchange contracts	(401)
Foreign currency-related transactions	(12)
Net realized gain (loss)	(10,703)
Net change in unrealized appreciation (depreciation) on:
Investments	(26,647)
Futures contracts	(252)
Foreign currency exchange contracts	570
Investment matured	882
Foreign currency-related transactions	(4)
Net change in unrealized appreciation (depreciation)	(25,451)
Net realized and unrealized gain (loss)	(36,154)
Net Increase (Decrease) in Net Assets from Operations	$(23,902)

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

496 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,252	$17,724
Net realized gain (loss)	(10,703)	(10,087)
Net change in unrealized appreciation (depreciation)	(25,451)	(6,816)
Net increase (decrease) in net assets from operations	(23,902)	821

Distributions
From net investment income
Class A	(66)	(164)
Class C	(42)	(128)
Class E	(26)	(148)
Class I(1)	—	(3,804)
Class M(2)	(46)	(8)
Class R6	(8)	(13)
Class S	(7,899)	(10,018)
Class Y	(1,180)	(3,256)
From net realized gain
Class A	—	(296)
Class C	—	(459)
Class E	—	(406)
Class I(1)	—	(7,203)
Class R6	—	(13)
Class S	—	(14,226)
Class Y	—	(4,556)
Net decrease in net assets from distributions	(9,267)	(44,698)

Share Transactions*
Net increase (decrease) in net assets from share transactions	2,175	184,605
Total Net Increase (Decrease) in Net Assets	(30,994)	140,728

Net Assets
Beginning of period	1,124,141	983,413
End of period	$1,093,147	$1,124,141
Undistributed (overdistributed) net investment income included in net assets	$4,320	$1,335

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 497

Russell Investment Company
Investment Grade Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:
	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	26	$548	68	$1,442
Proceeds from reinvestment of distributions	3	63	21	443
Payments for shares redeemed	(41)	(867)	(122)	(2,605)
Net increase (decrease)	(12)	(256)	(33)	(720)
Class C
Proceeds from shares sold	11	231	33	698
Proceeds from reinvestment of distributions	2	41	28	583
Payments for shares redeemed	(68)	(1,407)	(283)	(5,966)
Net increase (decrease)	(55)	(1,135)	(222)	(4,685)
Class E
Proceeds from shares sold	2	40	30	633
Proceeds from reinvestment of distributions	1	26	26	546
Payments for shares redeemed	(41)	(864)	(512)	(10,781)
Net increase (decrease)	(38)	(798)	(456)	(9,602)
Class I(1)
Proceeds from shares sold	—	—	1,115	23,699
Proceeds from reinvestment of distributions	—	—	516	10,794
Payments for shares redeemed	—	—	(13,211)	(281,844)
Net increase (decrease)	—	—	(11,580)	(247,351)
Class M(2)
Proceeds from shares sold	136	2,892	177	3,779
Proceeds from reinvestment of distributions	2	46	— **	8
Payments for shares redeemed	(36)	(763)	(10)	(220)
Net increase (decrease)	102	2,175	167	3,567
Class R6
Proceeds from shares sold	21	446	23	496
Proceeds from reinvestment of distributions	— **	8	1	25
Payments for shares redeemed	(25)	(545)	(5)	(114)
Net increase (decrease)	(4)	(91)	19	407
Class S
Proceeds from shares sold	4,769	100,447	29,708	634,687
Proceeds from reinvestment of distributions	370	7,802	1,149	24,072
Payments for shares redeemed	(4,687)	(98,584)	(9,116)	(192,708)
Net increase (decrease)	452	9,665	21,741	466,051
Class Y
Proceeds from shares sold	151	3,185	1,545	32,489
Proceeds from reinvestment of distributions	56	1,180	370	7,759
Payments for shares redeemed	(558)	(11,750)	(2,974)	(63,310)
Net increase (decrease)	(351)	(7,385)	(1,059)	(23,062)
Total increase (decrease)	94	$2,175	8,577	$184,605

(1) For the period November 1, 2016 to August 18, 2017 (date of reclassification).
(2) For the period March 16, 2017 (inception date) to October 31, 2017.
** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

498 Investment Grade Bond Fund

(This page intentionally left blank)

Russell Investment Company
Investment Grade Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
Net Asset Value,		Investment	Net Realized	Total from	Distributions	Distributions	$
Beginning of		Income	and Unrealized	Investment	from Net	from Net	Return of
	Period	(Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain	Capital
Class A
April 30, 2018*	21.36	. 20	(. 68)	(. 48)	(. 14)	—	—
October 31, 2017	22.32	. 35	(. 35)	—	(. 34)	(. 62)	—
October 31, 2016	22.21	. 35	. 61	. 96	(. 40)	(. 45)	—
October 31, 2015	22.48	. 28	. 10	. 38	(. 23)	(. 42)	—
October 31, 2014	21.91	. 28	. 53	. 81	(. 24)	—	—
October 31, 2013	23.15	. 25	(. 58)	(. 33)	(. 21)	(. 70)	—

Class C
April 30, 2018*	21.17	. 12	(. 67)	(. 55)	(. 08)	—	—
October 31, 2017	22.13	. 18	(. 34)	(. 16)	(. 18)	(. 62)	—
October 31, 2016	22.03	. 18	. 61	. 79	(. 24)	(. 45)	—
October 31, 2015	22.33	. 11	. 11	. 22	(. 10)	(. 42)	—
October 31, 2014	21.77	. 12	. 52	. 64	(. 08)	—	—
October 31, 2013	23.03	. 09	(. 59)	(. 50)	(. 06)	(. 70)	—

Class E
April 30, 2018*	21.36	. 20	(. 68)	(. 48)	(. 14)	—	—
October 31, 2017	22.31	. 33	(. 32)	. 01	(. 34)	(. 62)	—
October 31, 2016	22.20	. 35	. 61	. 96	(. 40)	(. 45)	—
October 31, 2015	22.46	. 27	. 12	. 39	(. 23)	(. 42)	—
October 31, 2014	21.89	. 28	. 53	. 81	(. 24)	—	—
October 31, 2013	23.13	. 25	(. 58)	(. 33)	(. 21)	(. 70)	—

Class M
April 30, 2018*	21.34	. 24	(. 68)	(. 44)	(. 19)	—	—
October 31, 2017(9)	20.87	. 27	. 40	. 67	(. 20)	—	—

Class R6
April 30, 2018*	21.41	. 24	(. 67)	(. 43)	(. 19)	—	—
October 31, 2017	22.37	. 44	(. 35)	. 09	(. 43)	(. 62)	—
October 31, 2016(5)	21.86	. 29	. 47	. 76	(. 25)	—	—

Class S
April 30, 2018*	21.34	. 23	(. 69)	(. 46)	(. 17)	—	—
October 31, 2017	22.29	. 41	(. 34)	. 07	(. 40)	(. 62)	—
October 31, 2016	22.19	. 40	. 60	1.00	(. 45)	(. 45)	—
October 31, 2015	22.45	. 33	. 12	. 45	(. 29)	(. 42)	—
October 31, 2014	21.88	. 34	. 52	. 86	(. 29)	—	—
October 31, 2013	23.12	. 31	(. 58)	(. 27)	(. 27)	(. 70)	—

Class Y
April 30, 2018*	21.38	. 25	(. 69)	(. 44)	(. 19)	—	—
October 31, 2017	22.33	. 44	(. 33)	. 11	(. 44)	(. 62)	—
October 31, 2016	22.22	. 45	. 61	1.06	(. 50)	(. 45)	—
October 31, 2015	22.49	. 37	. 11	. 48	(. 33)	(. 42)	—
October 31, 2014	21.91	. 38	. 54	. 92	(. 34)	—	—
October 31, 2013	23.15	. 35	(. 58)	(. 23)	(. 31)	(. 70)	—

See accompanying notes which are an integral part of the financial statements.

500 Investment Grade Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)
(. 14)	20.74	(2.28)	9,190	. 81	. 77	1.92	63
(. 96)	21.36	. 15	9,736	. 82	. 82	1.63	143
(. 85)	22.32	4.47	10,904	. 80	. 80	1.58	207
(. 65)	22.21	1.73	9,210	. 80	. 80	1.25	187
(. 24)	22.48	3.70	8,036	. 81	. 81	1.27	178
(. 91)	21.91	(1.48)	10,114	. 79	. 79	1.15	136
(. 08)	20.54	(2.62)	10,284	1.56	1.52	1.16	63
(. 80)	21.17	(. 60)	11,756	1.57	1.57	. 87	143
(. 69)	22.13	3.68	17,204	1.55	1.55	. 82	207
(. 52)	22.03	. 99	17,869	1.55	1.55	. 49	187
(. 08)	22.33	2.94	20,978	1.56	1.56	. 54	178
(. 76)	21.77	(2.23)	25,285	1.54	1.54	. 39	136

(. 14)	20.74	(2.24)	3,514	. 81	. 77	1.91	63
(. 96)	21.36	. 15	4,422	. 82	. 82	1.57	143
(. 85)	22.31	4.45	14,785	. 80	. 80	1.58	207
(. 65)	22.20	1.77	24,430	. 80	. 80	1.23	187
(. 24)	22.46	3.71	34,378	. 81	. 81	1.28	178
(. 91)	21.89	(1.46)	41,621	. 79	. 78	1.15	136

(. 19)	20.71	(2.10)	5,570	. 56	. 38	2.32	63
(. 20)	21.34	3.20	3,560	. 56	. 43	2.07	143

(. 19)	20.79	(2.03)	729	. 41	. 35	2.32	63
(1.05)	21.41	. 57	844	. 42	. 40	2.06	143
(. 25)	22.37	3.49	450	. 40	. 38	1.95	207

(. 17)	20.71	(2.15)	940,227	. 56	. 48	2.21	63
(1.02)	21.34	. 47	958,946	. 56	. 54	1.92	143
(. 90)	22.29	4.68	517,173	. 55	. 55	1.82	207
(. 71)	22.19	2.03	718,081	. 55	. 55	1.49	187
(. 29)	22.45	3.97	847,289	. 56	. 56	1.54	178
(. 97)	21.88	(1.23)	817,400	. 54	. 54	1.38	136

(. 19)	20.75	(2.07)	123,633	. 36	. 32	2.36	63
(1.06)	21.38	. 64	134,877	. 38	. 37	2.08	143
(. 95)	22.33	4.93	164,538	. 35	. 35	2.03	207
(. 75)	22.22	2.18	211,314	. 35	. 35	1.67	187
(. 34)	22.49	4.21	364,876	. 36	. 36	1.71	178
(1.01)	21.91	(. 99)	608,499	. 34	. 34	1.59	136

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 501

Russell Investment Company
Investment Grade Bond Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:
Advisory fees	$194,387
Administration fees	43,379
Distribution fees	8,386
Shareholder servicing fees	2,883
Transfer agent fees	129,104
Trustee fees	1,889
$380,028

affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$91,826	$248,687	$280,682	$(5)	$—	$59,826	$510	$—
	$91,826	$248,687	$280,682	$(5)	$—	$59,826	$510	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$1,171,922,686
Unrealized Appreciation	$3,768,371
Unrealized Depreciation	(32,329,794)
Net Unrealized Appreciation (Depreciation)	$(28,561,423)

See accompanying notes which are an integral part of the financial statements.

502 Investment Grade Bond Fund

Russell Investment Company
Short Duration Bond Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$997.50	$1,020.63
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$4.16	$4.21

Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2018	$993.90	$1,016.91
	Expenses Paid During Period*	$7.86	$7.95
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.59%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2017	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2018	$997.50	$1,020.63
of other funds.	Expenses Paid During Period*	$4.16	$4.21

* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Short Duration Bond Fund 503

Russell Investment Company
Short Duration Bond Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$999.20	$1,022.12
Expenses Paid During Period*	$2.68	$2.71

* Expenses are equal to the Fund's annualized expense ratio of 0.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$998.70	$1,022.12
Expenses Paid During Period*	$2.68	$2.71

* Expenses are equal to the Fund's annualized expense ratio of 0.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$999.00	$1,021.87
Expenses Paid During Period*	$2.92	$2.96

* Expenses are equal to the Fund's annualized expense ratio of 0.59%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$999.30	$1,022.27
Expenses Paid During Period*	$2.53	$2.56

* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

504 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 88.0%			2.728% due 01/25/41 (Ê)(Þ)	1,635	1,675
Asset-Backed Securities - 8.9%			Equity One Mortgage Pass-Through Trust
ALG Student Loan Trust I			Series 2003-4 Class M1
Series 2006-1A Class A3			5.869% due 10/25/34 (~)(Ê)	147	146
1.464% due 10/28/23 (Ê)(Þ)	936	934	Fifth Third Auto Trust
Ally Auto Receivables Trust			Series 2017-1 Class A2A
			1.590% due 04/15/20	781	778
Series 2018-1 Class A2			Finance of America Structured Securities
2.080% due 09/15/20	1,120	1,117
AmeriCredit Automobile Receivables			Trust
Trust			Series 2017-HB1 Class A
Series 2014-1 Class C			2.321% due 11/25/27 (~)(Ê)(Š)(Þ)	514	512
2.150% due 03/09/20	983	983	Flagship Credit Auto Trust
Series 2015-3 Class A3			Series 2016-3 Class A2
1.540% due 03/09/20	150	150	2.050% due 11/15/20 (Þ)	1,806	1,801
Series 2017-3 Class A2A			Series 2016-4 Class A1
1.690% due 12/18/20	1,936	1,928	1.470% due 03/15/20 (Þ)	166	166
			Foursight Capital Automobile
Series 2017-4 Class A2A			Receivables Trust
1.830% due 05/18/21	2,305	2,293	Series 2018-1 Class C
ARI Fleet Lease Trust			4.300% due 08/15/23 (Þ)	800	796
Series 2017-A Class A2			Hertz Fleet Lease Funding LP
1.910% due 04/15/26 (Þ)	1,323	1,314	Series 2017-1 Class A2
Ascentium Equipment Receivables LLC			2.130% due 04/10/31 (Þ)	1,834	1,825
Series 2018-1A Class A3			Series 2017-1 Class B
3.210% due 09/11/23 (Š)(Þ)	1,265	1,265	2.880% due 04/10/31 (Þ)	1,965	1,948
Bank of the West Auto Trust			Series 2018-1 Class C
Series 2017-1 Class A2			3.770% due 05/10/32 (Þ)	485	485
1.780% due 02/15/21 (Þ)	1,070	1,064	Hilton Grand Vacations Trust
Chase Issuance Trust			Series 2017-AA Class A
Series 2012-A4 Class A4			2.660% due 12/26/28 (Þ)	1,028	1,010
1.580% due 08/16/21	535	528	Honda Auto Receivables Owner Trust
Chesapeake Funding II LLC			Series 2017-4 Class A3
Series 2017-2A Class C			2.050% due 11/22/21	2,170	2,146
3.010% due 05/15/29 (Þ)	1,085	1,074	John Deere Owner Trust
Series 2017-3A Class C			Series 2015-B Class A3
2.780% due 08/15/29 (Þ)	755	743	1.440% due 10/15/19	401	400
Series 2018-1A Class A1			Nationstar HECM Loan Trust
3.040% due 04/15/30 (Þ)	1,435	1,432	Series 2017-2A Class A1
Chrysler Capital Auto Receivables Trust			2.038% due 09/25/27 (~)(Ê)(Š)(Þ)	597	593
Series 2016-BA Class A2			Series 2018-1A Class M2
1.360% due 01/15/20 (Þ)	173	173	3.469% due 02/25/28 (~)(Ê)(Þ)	690	689
Citibank Credit Card Issuance Trust			Navient Private Education Loan Trust
Series 2017-A2 Class A2			Series 2015-CA Class B
1.740% due 01/19/21	900	895	3.250% due 05/15/40 (Þ)	1,285	1,286
Commonbond Student Loan Trust			Nissan Auto Receivables Owner Trust
Series 2018-AGS Class A1			Series 2015-A Class A3
3.210% due 02/25/44 (Þ)	1,000	996	1.050% due 10/15/19	627	625
Daimler Trucks Retail Trust			Series 2017-C Class A3
Series 2018-1 Class A2			2.120% due 04/18/22	1,065	1,049
2.600% due 05/15/20 (Þ)	1,245	1,245	Orange Lakes Timeshare Trust
Drive Auto Receivables Trust			Series 2018-A Class A
Series 2015-DA Class C			3.100% due 07/08/30 (Þ)	527	523
3.380% due 11/15/21 (Þ)	1,010	1,013	Santander Drive Auto Receivables Trust
Series 2017-3 Class A2A			Series 2015-2 Class C
1.650% due 08/15/19	1,486	1,485	2.440% due 04/15/21	1,095	1,094
Earnest Student Loan Program LLC			Series 2016-2 Class A3
Series 2016-D Class A1

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 505

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.560% due 05/15/20	59	59	1.950% due 10/18/19 (Þ)	870	857
Series 2017-3 Class A2A			1.900% due 10/06/21 (Þ)	490	465
1.670% due 06/15/20	482	480	Air Lease Corp.
SLM Private Education Loan Trust			2.125% due 01/15/20	255	250
Series 2010-A Class 2A			3.875% due 04/01/21	1,400	1,414
4.477% due 05/16/44 (Ê)(Þ)	869	889	Allstate Corp. (The)
Series 2012-A Class A2			2.732% due 03/29/21 (Ê)	1,545	1,550
3.830% due 01/17/45 (Þ)	1,830	1,843	Ally Financial, Inc.
SMB Private Education Loan Trust			3.750% due 11/18/19	995	998
Series 2017-A Class A1			Altria Group, Inc.
1.230% due 06/17/24 (Ê)(Þ)	1,029	1,030	9.250% due 08/06/19	879	948
SoFi Consumer Loan Program LLC			4.750% due 05/05/21	436	454
Series 2015-1 Class A			Amazon. com, Inc.
3.280% due 09/15/23 (Þ)	1,787	1,790	2.600% due 12/05/19	703	703
Series 2017-6 Class A1			American Airlines, Inc. Pass-Through
2.200% due 11/25/26 (Þ)	621	618	Certificates Trust
			Series 2013-2 Class A
Series 2018-1 Class A1			4.950% due 01/15/23	1,640	1,692
2.550% due 02/25/27 (Þ)	843	839
			American Express Co.
SoFi Consumer Loan Program Trust			2.200% due 10/30/20	1,190	1,164
Series 2018-2 Class A1			2.500% due 08/01/22	3,900	3,741
2.930% due 04/26/27 (Þ)	1,955	1,955
SoFi Professional Loan Program LLC			American Express Credit Corp.
			Series F
Series 2014-B Class A2			2.600% due 09/14/20	1,650	1,634
2.550% due 08/27/29 (Þ)	1,253	1,238
			American Honda Finance Corp.
Series 2015-B Class A2			1.200% due 07/12/19	1,479	1,452
2.510% due 09/27/32 (Þ)	637	627
			Series GMTN
Series 2016-B Class A2A			1.700% due 09/09/21	815	777
1.680% due 03/25/31 (Þ)	124	124
			Series NCD
Series 2016-C Class A2A			2.000% due 02/14/20	2,200	2,165
1.480% due 05/26/31 (Þ)	324	323
			American International Group, Inc.
Series 2017-A Class A1			6.400% due 12/15/20	305	328
2.028% due 03/26/40 (Ê)(Þ)	1,351	1,355	3.300% due 03/01/21	1,825	1,818
Series 2017-F Class A1FX
2.050% due 01/25/41 (Þ)	956	947	Amgen, Inc.
			4.500% due 03/15/20	595	611
Series 2018-A Class A2A			4.100% due 06/15/21	1,085	1,110
2.390% due 02/25/42 (Þ)	1,197	1,188
			Anadarko Petroleum Corp.
South Carolina Student Loan Corp.			4.850% due 03/15/21	1,695	1,756
Series 2015-A Class A
2.734% due 01/25/36 (Ê)	951	962	Anheuser-Busch InBev Worldwide, Inc.
			6.875% due 11/15/19	745	791
Tidewater Auto Receivables Trust			Anthem, Inc.
Series 2018-AA Class A1			2.500% due 11/21/20	2,075	2,040
2.500% due 05/15/19 (Þ)	2,490	2,489
			Apple, Inc.
Westlake Automobile Receivables Trust			2.100% due 05/06/19	835	833
Series 2018-1A Class A2A			2.250% due 02/23/21	3,720	3,657
2.240% due 12/15/20 (Þ)	1,930	1,923
			AT&T, Inc.
Wheels SPV LLC			2.450% due 06/30/20	2,790	2,755
Series 2017-1A Class A2			AvalonBay Communities, Inc.
1.880% due 04/20/26 (Þ)	630	624
			Series GMTN
		61,482	3.625% due 10/01/20	485	489
Corporate Bonds and Notes - 34.4%			AXA Equitable Holdings, Inc.
Abbott Laboratories			3.900% due 04/20/23 (Þ)	495	493
2.900% due 11/30/21	940	928	Bank of America Corp.
AbbVie, Inc.			5.625% due 07/01/20	1,600	1,685
2.500% due 05/14/20	1,080	1,067	2.328% due 10/01/21 (Ê)	1,180	1,153
AIG Global Funding			2.738% due 01/23/22 (Ê)	3,090	3,039

See accompanying notes which are an integral part of the financial statements.

506 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Bank of New York Mellon Corp. (The)			CSX Corp.
Series G			3.700% due 10/30/20	270	274
2.200% due 05/15/19	575	573	CVS Health Corp.
Barrick NA Finance LLC			2.800% due 07/20/20	1,935	1,923
4.400% due 05/30/21	1,931	1,995	2.777% due 03/09/21 (Ê)	2,910	2,937
BAT Capital Corp.			2.750% due 12/01/22	660	634
Series 19			3.700% due 03/09/23	1,310	1,305
2.423% due 08/14/20 (Ê)(Þ)	1,440	1,447	3.875% due 07/20/25	440	433
Becton Dickinson and Co.			Daimler Finance NA LLC
2.404% due 06/05/20	995	975	1.750% due 10/30/19 (Þ)	190	187
2.894% due 06/06/22	745	721	2.200% due 05/05/20 (Þ)	1,700	1,667
Bemis Co. , Inc.			Dell International LLC / EMC Corp.
6.800% due 08/01/19	330	344	6.020% due 06/15/26 (Þ)	1,400	1,483
Broadcom Corp. / Broadcom Cayman			Delta Air Lines Pass-Through Trust
Finance, Ltd.			Series 071A Class A
Series WI			6.821% due 08/10/22	1,543	1,695
2.200% due 01/15/21	1,205	1,165	Diamond 1 Finance Corp. / Diamond 2
Campbell Soup Co.			Finance Corp
2.775% due 03/15/21 (Ê)	1,645	1,654	5.450% due 06/15/23 (Þ)	770	810
Capital One Financial Corp.			Discovery Communications LLC
2.500% due 05/12/20	1,205	1,187	Series 2YR
3.079% due 01/30/23 (Ê)	1,590	1,582	2.200% due 09/20/19	525	519
Capital One NA			eBay, Inc.
2.350% due 01/31/20	495	487	2.200% due 08/01/19	3,709	3,686
Cargill, Inc.			Ecolab, Inc.
3.250% due 03/01/23 (Þ)	1,800	1,784	4.350% due 12/08/21	794	824
Caterpillar Financial Services Corp.			EI du Pont de Nemours & Co.
1.350% due 05/18/19	535	528	2.200% due 05/01/20	1,445	1,424
2.100% due 01/10/20	305	301	ERAC USA Finance LLC
Series GMTN			2.600% due 12/01/21 (Þ)	500	486
1.850% due 09/04/20	2,650	2,583	ERP Operating LP
Series WI			4.750% due 07/15/20	435	448
1.931% due 10/01/21	1,140	1,093	Exelon Corp.
Charter Communications Operating LLC			2.850% due 06/15/20	650	643
/ Charter Communications Operating			Exxon Mobil Corp.
Capital			Series FXD
Series WI			1.912% due 03/06/20	4,000	3,946
4.464% due 07/23/22	1,460	1,488	Ford Motor Credit Co. LLC
Chevron Corp.			2.681% due 01/09/20	930	922
1.946% due 11/15/21 (Ê)	3,545	3,598	2.459% due 03/27/20	770	758
Cisco Systems, Inc.			2.835% due 04/05/21 (Ê)	255	256
2.200% due 02/28/21	2,598	2,550	4.140% due 02/15/23	890	890
Citigroup, Inc.			General Mills, Inc.
2.050% due 06/07/19	1,785	1,771	3.200% due 04/16/21	745	744
2.450% due 01/10/20	2,035	2,017	General Motors Financial Co. , Inc.
2.700% due 03/30/21	1,495	1,471	3.200% due 07/13/20	1,010	1,007
3.117% due 12/08/21 (Ê)	4,355	4,421	3.200% due 07/06/21	1,535	1,517
Colgate-Palmolive Co.			Gilead Sciences, Inc.
2.950% due 11/01/20	660	663	2.550% due 09/01/20	540	536
ConocoPhillips Co.			Goldman Sachs Group, Inc. (The)
2.739% due 05/15/22 (Ê)	1,770	1,803	2.300% due 12/13/19	680	673
Constellation Brands, Inc.			2.750% due 09/15/20	2,330	2,308
2.250% due 11/06/20	1,320	1,290	2.600% due 12/27/20	1,790	1,763
3.750% due 05/01/21	875	885	HCA, Inc.
Credit Suisse AG			4.250% due 10/15/19	520	524
Series GMTN			6.500% due 02/15/20	934	976
2.300% due 05/28/19	1,710	1,703

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 507

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Honeywell International, Inc.			1.550% due 08/08/21	800	767
1.800% due 10/30/19	1,555	1,535	Morgan Stanley
Hyundai Capital America			3.102% due 07/23/19 (Ê)	1,170	1,176
2.000% due 07/01/19 (Þ)	430	423	2.800% due 06/16/20	1,075	1,067
IBM Credit LLC			Series GMTN
1.800% due 01/20/21	3,925	3,804	2.295% due 02/10/21 (Ê)	935	938
International Business Machines Corp.			Nestle Holdings, Inc.
1.800% due 05/17/19	845	838	2.000% due 09/30/19	3,350	3,315
2.250% due 02/19/21	820	806	2.000% due 09/30/19	660	653
1.971% due 11/06/21 (Ê)	490	495	New York Life Global Funding
John Deere Capital Corp.			1.700% due 09/14/21 (Þ)	1,540	1,468
2.050% due 03/10/20	2,130	2,098	Newell Brands, Inc.
2.700% due 01/06/23	1,305	1,269	Series WI
Johnson & Johnson			5.000% due 11/15/23	675	691
1.950% due 11/10/20	1,485	1,455	Nissan Motor Acceptance Corp.
2.250% due 03/03/22	1,100	1,071	1.550% due 09/13/19 (Þ)	820	805
JPMorgan Chase & Co.			Norfolk Southern Corp.
2.750% due 06/23/20	3,340	3,319	3.250% due 12/01/21	495	494
2.682% due 03/01/21 (Ê)	5,006	5,158	Series 0006
JPMorgan Chase Bank NA			1.800% due 02/14/20	2,440	2,399
Series BKNT			Northrop Grumman Corp.
2.648% due 02/01/21 (Ê)	1,800	1,801	Series 000G
Kellogg Co.			2.080% due 10/15/20	975	952
4.000% due 12/15/20	1,100	1,123	Northwest Airlines Class A Pass-
Kraft Heinz Foods Co.			Through Trust
4.875% due 02/15/25 (Þ)	335	348	Series 2007-1
L-3 Communications Corp.			7.027% due 11/01/19	221	232
Series WI-B			PACCAR Financial Corp.
5.200% due 10/15/19	420	432	1.200% due 08/12/19	1,225	1,202
Land O' Lakes, Inc.			2.500% due 08/14/20	1,103	1,093
6.000% due 11/15/22 (Þ)	365	392	Packaging Corp. of America
Lehman Brothers Holdings Capital Trust			2.450% due 12/15/20	655	642
VII			Pfizer, Inc.
5.857% due 11/29/49 (ƒ)(Ø)(Š)	270	—	2.100% due 05/15/19	4,617	4,595
Lockheed Martin Corp.			PNC Bank NA
3.350% due 09/15/21	410	412	Series BKNT
Manufacturers and Traders Trust Co.			2.000% due 05/19/20	2,895	2,837
Series BKNT			Pricoa Global Funding I
2.625% due 01/25/21	1,000	986	1.450% due 09/13/19 (Þ)	510	500
MassMutual Global Funding II			Principal Life Global Funding II
1.550% due 10/11/19 (Þ)	980	962	2.150% due 01/10/20 (Þ)	2,265	2,230
1.950% due 09/22/20 (Þ)	840	818	Procter & Gamble Co. (The)
McDonald's Corp.			2.150% due 08/11/22	5,075	4,887
2.750% due 12/09/20	675	672	Protective Life Global Funding
MeadWestvaco Corp.			1.555% due 09/13/19 (Þ)	2,055	2,018
7.375% due 09/01/19	465	490	Prudential Financial, Inc.
Medtronic, Inc.			5.375% due 06/21/20	1,345	1,406
Series WI			QUALCOMM, Inc.
2.500% due 03/15/20	695	691	Series 000A
Merck Sharp & Dohme Corp.			2.600% due 01/30/23	695	658
5.000% due 06/30/19	1,331	1,367	Reynolds American, Inc.
Metropolitan Life Global Funding I			6.875% due 05/01/20	695	743
1.550% due 09/13/19 (Þ)	720	707	Ryder System, Inc.
2.561% due 01/08/21 (Ê)(Þ)	860	860	2.500% due 05/11/20	580	572
Microsoft Corp.			Sabine Pass Liquefaction LLC
1.100% due 08/08/19	3,350	3,291	Series WI

See accompanying notes which are an integral part of the financial statements.

508 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.250% due 03/15/22	1,100	1,187	3.000% due 03/12/20 (Þ)	2,195	2,180
SBA Tower Trust			AI Mistral Luxembourg Subco Sarl Term
Series 2014-1A			Loan B
2.898% due 10/08/19 (Þ)	1,415	1,415	4.901% due 03/09/24 (Ê)	990	988
Sempra Energy			Albea Beauty Holdings SA Term Loan
2.400% due 02/01/20	880	869	5.295% due 04/22/24 (Ê)	360	362
Sherwin-Williams Co.			America Movil SAB de CV
2.250% due 05/15/20	1,000	983	5.000% due 10/16/19	895	920
Southern Co. (The)			Anglo American Capital PLC
2.150% due 09/01/19	520	514	3.625% due 05/14/20 (Þ)	700	710
Starbucks Corp.			ArcelorMittal
2.100% due 02/04/21	290	283	5.500% due 08/05/20	420	435
			6.500% due 02/25/22	420	453
Sysco Corp.			Aristocrat International Pty, Ltd. 1st Lien
2.600% due 10/01/20	570	564	Term Loan B
Time Warner, Inc.			4.359% due 10/19/24 (~)(Ê)	374	376
4.750% due 03/29/21	597	621	Arterra Wines Canada, Inc. Term Loan
Toyota Motor Credit Corp.			B1
1.950% due 04/17/20	500	491	4.952% due 12/15/23 (Ê)	377	379
2.950% due 04/13/21	1,380	1,374	AstraZeneca PLC
Series GMTN			2.375% due 11/16/20	965	949
2.700% due 01/11/23	970	943	2.375% due 06/12/22	485	465
Tyson Foods, Inc.			Bank of Montreal
2.250% due 08/23/21	350	337	1.900% due 08/27/21	1,205	1,153
Unilever Capital Corp.			Series 2017-1
4.250% due 02/10/21	592	611	1.750% due 09/11/19	1,250	1,232
1.375% due 07/28/21	4,290	4,062	Series D
2.200% due 05/05/22	850	818	3.100% due 04/13/21	1,380	1,375
US Bank			Bank of Nova Scotia
Series BKNT			2.700% due 03/07/22	1,200	1,169
3.150% due 04/26/21	1,660	1,662	Barclays Bank PLC
US Bank NA			2.797% due 01/11/21 (Ê)	1,985	1,989
Series BKNT			BNP Paribas SA
2.050% due 10/23/20	500	489	Series BKNT
Verizon Communications, Inc.			5.000% due 01/15/21	1,685	1,767
3.125% due 03/16/22	970	959	BP Capital Markets PLC
Series WI			3.216% due 11/28/23	710	699
3.376% due 02/15/25	1,567	1,521	Canadian Oil Sands, Ltd.
VMware, Inc.			4.500% due 04/01/22 (Þ)	500	503
2.300% due 08/21/20	935	910	Coca-Cola European Partners PLC
Volkswagen Group of America Finance			3.250% due 08/19/21	916	911
LLC			Credit Agricole SA
2.450% due 11/20/19 (Þ)	1,205	1,191	3.041% due 06/10/20 (Ê)(Þ)	1,530	1,550
Wal-Mart Stores, Inc.			Danone SA
1.900% due 12/15/20	2,190	2,144	1.691% due 10/30/19 (Þ)	1,040	1,019
Walt Disney Co. (The)			Danske Bank A/S
1.800% due 06/05/20	4,610	4,520	1.826% due 03/02/20 (Ê)(Þ)	2,100	2,110
Wells Fargo & Co.			Series REGS
Series GMTN			2.200% due 03/02/20	300	295
2.600% due 07/22/20	3,150	3,117	Deutsche Telekom International Finance
Wells Fargo Bank NA			BV
1.966% due 12/06/19 (Ê)	4,190	4,221	2.225% due 01/17/20 (Þ)	1,015	1,000
Xcel Energy, Inc.			Diamond (BC) BV 1st Lien Term Loan
2.600% due 03/15/22	690	670	4.994% due 09/06/24 (Ê)	279	279
		237,533	Ecopetrol SA
International Debt - 9.8%			7.625% due 07/23/19	480	506
			GE Capital International Funding Co.
Actavis Funding SCS			Unlimited Co

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 509

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series WI			4.450% due 06/24/20	2,655	2,739
2.342% due 11/15/20	885	865	UBS AG
GFL Environmental, Inc. Term Loan B			2.450% due 12/01/20 (Þ)	880	861
Series REGS			Series GMTN
5.052% due 09/27/23 (Ê)	985	985	2.375% due 08/14/19	1,000	994
GVC Holdings PLC Term Loan B2			Vodafone Group PLC
4.401% due 03/15/24 (Ê)	281	281	4.375% due 03/16/21	3,950	4,065
ING Bank NV					67,437
1.650% due 08/15/19 (Þ)	1,730	1,700	Loan Agreements - 14.3%
KfW			Abacus Innovations Corp. Term Loan B
1.500% due 09/09/19	2,305	2,273	3.688% due 08/16/23 (Ê)	1,228	1,237
Series GMTN			ABG Intermediate Holdings 2 LLC 1st
2.750% due 10/01/20	1,150	1,150	Lien Term Loan B
Lions Gate Entertainment Corp. Term			5.802% due 09/29/24 (Ê)	373	376
Loan B			ABG Intermediate Holdings 2 LLC 2nd
4.148% due 03/19/25 (~)(Ê)	750	752	Lien Term Loan
Maxar Technologies 1st Lien Term Loan			10.052% due 09/29/25 (Ê)	250	253
B			AgroFresh, Inc. Term Loan B
0.000% due 10/04/24 (~)(Ê)(v)	1,125	1,126	7.109% due 07/31/21 (Ê)	371	368
Mylan NV			Albertson's LLC Term Loan B4
Series WI			4.651% due 08/25/21 (Ê)	125	123
3.150% due 06/15/21	1,450	1,423	Almonde, Inc. 1st Lien Term Loan B
Numericable Group SA Term Loan B12			5.484% due 06/16/24 (Ê)	374	374
5.348% due 01/05/26 (Ê)	995	979	Alphabet Holding Company, Inc. 1st
Petroleos Mexicanos			Lien Term Loan
Series WI			5.401% due 08/15/24 (Ê)	264	227
6.375% due 02/04/21	1,645	1,731	Altice Financing SA 1st Lien Term Loan
Reckitt Benckiser Treasury Services PLC			5.098% due 01/05/26 (Ê)	199	196
2.375% due 06/24/22 (Þ)	1,765	1,688	Alvogen Pharmaceutical US, Term Loan
Royal Bank of Canada			6.900% due 04/02/22 (Ê)	507	509
Series GMTN			American Airlines, Inc. Term Loan B
3.088% due 02/01/22 (Ê)	3,344	3,379	3.901% due 04/28/23 (Ê)	1,609	1,610
			Ancestry. com Operations, Inc. 1st Lien
Sandvine Corp. 1st Lien Term Loan B			Term Loan B
8.052% due 09/21/22 (Ê)	681	678	5.150% due 10/19/23 (Ê)	496	499
Sanofi			AP Exhaust Acquisition LLC 1st Lien
4.000% due 03/29/21	1,024	1,051	Term Loan
Saudi Arabia Government International			6.811% due 05/10/24 (Ê)	496	493
Bond			AP Gaming I LLC 1st Lien Term Loan B
4.000% due 04/17/25 (Þ)	1,240	1,222	6.151% due 02/15/24 (Ê)	310	314
Shell International Finance BV			Aramark Services, Inc. 1st Lien Term
1.375% due 09/12/19	2,550	2,504	Loan B1
1.875% due 05/10/21	2,564	2,483	3.901% due 03/07/25 (Ê)	998	1,004
Shire Acquisitions Investments Ireland			ARRIS Group, Inc. 1st Lien Term Loan
DAC			B3
1.900% due 09/23/19	1,215	1,194	4.151% due 04/26/24 (Ê)	990	995
SMART ABS Trust			Ascena Retail Group, Inc. Term Loan B
Series 2015-3US Class A3A			6.438% due 08/21/22 (Ê)	250	217
1.660% due 08/14/19	218	218	Ascend Learning LLC Term Loan B
Svenska Handelsbanken AB			4.901% due 07/12/24 (Ê)	498	499
Series BKNT			AssuredPartners, Inc. 1st Lien Term
3.458% due 03/30/21 (Ê)	3,690	3,782	Loan B
Teva Pharmaceutical Finance			5.151% due 10/22/24 (Ê)	373	375
Netherlands III BV			Asurion LLC Term Loan B4
1.700% due 07/19/19	755	734	4.651% due 08/04/22 (Ê)	460	463
Toronto-Dominion Bank (The)			Asurion LLC Term Loan B6
2.125% due 04/07/21	830	806	4.651% due 11/03/23 (Ê)	640	644
Total Capital SA			Avaya, Inc. Term Loan B

See accompanying notes which are an integral part of the financial statements.

510 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.647% due 11/08/24 (Ê)	1,502	1,519	4.312% due 01/03/25 (~)(Ê)	375	378
Avolon LLC 1st Lien Term Loan B2			CSC Holdings, LLC 1st Lien Term Loan
4.147% due 03/20/22 (Ê)	372	373	4.147% due 07/17/25 (Ê)	1,096	1,092
Berry Plastics Group, Inc. 1st Lien Term			Cvent, Inc. 1st Lien Term Loan
Loan Q			5.651% due 11/29/23 (Ê)	498	500
3.899% due 10/01/22 (Ê)	1,194	1,201
Blount International, Inc. 1st Lien Term			CWGS Group LLC Term Loan
Loan B			Series 5001
			4.641% due 11/08/23 (Ê)	710	713
Series 276			Delek US Holdings, Inc. 1st Lien Term
6.137% due 04/12/23 (Ê)	374	378
Brand Energy & Infrastructure Services			Loan
			0.000% due 03/13/25 (~)(Ê)(v)	500	503
1st Lien Term Loan			Dell International LLC 1st Lien Term
6.611% due 06/21/24 (Ê)	372	376	Loan B
BWAY Holding Co. Term Loan B			Series 0003
5.587% due 04/03/24 (Ê)	496	499	3.910% due 09/07/23 (Ê)	1,981	1,987
C. H. Guenther & Son, Inc. Term Loan B			Delta 2 (Lux) Sarl Term Loan
4.651% due 03/22/25 (Ê)	375	377	4.401% due 02/21/24 (Ê)	689	688
Cable One, Inc. 1st Lien Term Loan B1			Digicert Holdings, Inc. 1st Lien Term
4.060% due 05/01/24 (Ê)	496	499	Loan
Caesars Entertainment Operating Co.			6.651% due 10/31/24 (Ê)	250	251
LLC 1st Lien Term Loan B			DTZ U. S. Borrower LLC 1st Lien Term
3.901% due 10/06/24 (Ê)	998	999	Loan
Caesars Resort Collection LLC 1st Lien			0.000% due 11/04/21 (~)(Ê)(v)	374	375
Term Loan B			DuPage Medical Group, Ltd. 2nd Lien
4.651% due 12/22/24 (Ê)	1,746	1,760	Term Loan
Canyon Valor Cos. , Inc. 1st Lien Term			Series 182
Loan B			8.897% due 08/11/25 (Ê)	125	125
5.306% due 06/16/23 (Ê)	725	733	EagleView Technology Corp. 1st Lien
Capital Automotive LP 1st Lien Term			Term Loan B
Loan			5.860% due 07/15/22 (Ê)	246	248
4.410% due 03/24/24 (Ê)	490	491	ECI Macola / Max Holding LLC Term
CBS Radio Inc. 1st Lien Term Loan B			Loan B
4.623% due 03/02/24 (Ê)	443	445	6.552% due 09/27/24 (Ê)	373	377
CH Hold Corp. 1st Lien Term Loan B			Education Advisory Board 1st Lien Term
4.901% due 02/01/24 (Ê)	984	990	Loan
Change Healthcare Holdings LLC 1st			6.252% due 02/27/20 (Ê)	450	451
Lien Term Loan B			Emerald US, Inc. Term Loan B1
4.651% due 03/01/24 (Ê)	990	994	6.453% due 05/09/21 (Ê)	992	990
Charter Communications Operating LLC			EnergySolutions LLC Term Loan
1st Lien Term Loan B			6.660% due 05/29/20 (Ê)	652	657
3.910% due 04/30/25 (Ê)	998	1,001
Commercial Barge Line Co. 1st Lien			Everi Payments, Inc. Term Loan B
Term Loan			Series 91D
10.651% due 11/12/20 (Ê)	802	464	5.494% due 05/09/24 (Ê)	372	374
Constellis Holdings LLC 1st Lien Term			EW Scripps Co. Term Loan B
Loan			3.901% due 10/02/24 (Ê)	249	249
7.302% due 04/18/24 (Ê)	496	500	Exact Merger Sub LLC 2nd Lien Term
Convergeone Holdings Corp. 1st Lien			Loan
Term Loan			10.302% due 09/19/25 (Ê)(Š)	250	249
5.651% due 04/04/25 (Ê)	375	375	First Data Corp. Term Loan
Cortes NP Acquisition Corp Term Loan B			4.147% due 07/10/22 (Ê)	1,000	1,003
5.887% due 11/30/23 (Ê)	376	375	Flying Fortress Holdings LLC 1st Lien
COTY, Inc. Term Loan B			Term Loan B
4.128% due 03/26/25 (Ê)	500	499	4.052% due 10/30/22 (Ê)	308	309
			Focus Financial Partners LLC 1st Lien
CPI Acquisition, Inc. Term Loan B			Term Loan B1
6.358% due 08/17/22 (Ê)	718	451	5.052% due 07/03/24 (Ê)	746	750
Crown Finance, Inc. 1st Lien Term			Fort Dearborn Company 1st Lien Term
Loan B			Loan
4.401% due 02/28/25 (Ê)	750	749	6.312% due 10/19/23 (Ê)	371	366
Crown Holdings, Inc. Term Loan B

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 511

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Freedom Mortgage Corp. 1st Lien Term			Kraton Polymers LLC 1st Lien Term
Loan			Loan B
6.648% due 02/23/22 (Ê)	366	370	4.401% due 03/08/25 (Ê)	46	47
Frontier Communications Corp. 1st Lien			Lamar Media Corp. 1st Lien Term Loan
Term Loan B1			B
5.660% due 06/15/24 (Ê)	186	184	3.688% due 03/16/25 (Ê)	650	653
FullBeauty Brands Holdings Corp. 1st			Las Vegas Sands LLC Term Loan B
Lien Term Loan			3.651% due 03/29/24 (Ê)	1,000	1,005
6.651% due 10/14/22 (Ê)	735	268	Level 3 Financing, Inc. Term Loan B
Garda World Security Corp. Term Loan			4.148% due 02/22/24 (Ê)	1,500	1,507
5.506% due 05/26/24 (Ê)	298	300	MacDermid, Inc. Term Loan B6
GCI Holdings, Inc. 1st Lien Term Loan B			4.901% due 06/07/23 (Ê)	548	551
4.151% due 02/02/22 (Ê)	969	972	MACOM Technology Solutions Term
GHX Ultimate Parent Corp. 1st Lien			Loan
Term Loan			4.151% due 05/12/24 (Ê)	244	240
Series NCD			Marketo, Inc. 1st Lien Term Loan
5.302% due 07/13/24 (Ê)	744	746	5.043% due 01/30/25 (Ê)	375	374
Global Payments, Inc. Term Loan B			Match Group, Inc. 1st Lien Term Loan B
3.651% due 04/21/23 (Ê)	249	251	4.397% due 11/16/22 (Ê)	667	671
Go Daddy Operating Co. LLC 1st Lien			Mavis Tire Express Services Co. 1st Lien
Term Loan B			Term Loan
4.151% due 02/15/24 (Ê)	496	498	5.147% due 03/20/25 (Ê)	216	215
Gray Television, Inc. 1st Lien Term			Mavis Tire Express Services Co. Term
Loan B			Loan
4.137% due 02/07/24 (Ê)	988	991	1.124% due 03/20/25 (Ê)	34	34
Grifols Worldwide Operations USA Inc.
Term Loan			MCC Iowa LLC 1st Lien Term Loan M
3.994% due 01/31/25 (Ê)	957	962	3.750% due 01/15/25 (Ê)	970	972
Gruden Holdings, Inc. First Lien Term			MGM Growth Properties Operating
Loan			Partnership, LP Term Loan B
7.802% due 08/18/22 (Ê)	617	622	3.901% due 04/25/23 (Ê)	1,105	1,110
GTT Communications, Inc. Term Loan B			MH Sub I LLC 1st Lien Term Loan
0.000% due 04/28/25 (~)(Ê)(v)	375	372	5.647% due 09/15/24 (Ê)	966	965
H B Fuller Co. 1st Lien Term Loan B			MH Sub I LLC 2nd Lien Term Loan
3.897% due 10/20/24 (Ê)	746	748	9.397% due 08/16/25 (Ê)	250	251
			Midwest Physician Administrative
HCA, Inc. Term Loan B10			Services LLC 1st Lien Term Loan
3.901% due 03/07/25 (Ê)	750	758	4.648% due 08/15/24 (Ê)	746	746
Heartland Dental LLC 1st Lien Term			Minerals Technologies, Inc. 1st Lien
Loan			Term Loan B
0.000% due 04/30/25 (~)(Ê)(v)	326	327	4.265% due 02/14/24 (Ê)	444	447
Heartland Dental LLC Term Loan			NAI Entertainment Holdings LLC Term
0.000% due 04/17/25 (~)(Ê)(v)	49	49	Loan B
Help Systems LLC 1st Lien Term Loan			0.000% due 04/23/25 (~)(Ê)(v)	500	501
6.052% due 03/22/25 (Ê)	250	250	Navistar, Inc. 1st Lien Term Loan B
Hilton Worldwide Finance LLC Term			5.400% due 11/06/24 (Ê)	748	752
Loan B2			NN, Inc. Incremental Term Loan
3.647% due 10/25/23 (Ê)	625	630	5.151% due 04/03/21 (Ê)	480	479
Impala Private Holdings II LLC 1st Lien			NPC International, Inc. First Lien Term
Term Loan			Loan
5.910% due 11/10/24 (Ê)	499	501	5.401% due 04/20/24 (Ê)	496	502
INEOS US Finance LLC 1st Lien Term			On Assignment, Inc. 1st Lien Term Loan
Loan B			B4
3.901% due 03/31/24 (Ê)	748	750	4.312% due 04/02/25 (~)(Ê)	718	721
Inovalon Holding, Inc. Term Loan B			Open Text Corp. Term Loan B
5.438% due 04/02/25 (Ê)(Š)	1,500	1,486	3.901% due 01/16/21 (Ê)	1,605	1,615
Intrawest Resorts Holdings, Inc. 1st Lien			Oryx Southern Delaware Holdings LLC
Term Loan B1			Term Loan
4.901% due 06/29/24 (Ê)	499	502	5.151% due 02/09/25 (Ê)	375	375
Iron Mountain, Inc. 1st Lien Term Loan			Penn National Gaming, Inc. 1st Lien
B			Term Loan B
3.648% due 01/02/26 (Ê)	375	373

See accompanying notes which are an integral part of the financial statements.

512 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.401% due 01/19/24 (Ê)	691	696	0.000% due 12/12/24 (~)(Ê)(v)	1,250	1,255
Pizza Hut Holdings LLC 1st Lien Term			Solarwinds Holdings, Inc. 1st Lien Term
Loan B			Loan
3.644% due 03/29/25 (Ê)	375	377	4.901% due 02/05/24 (Ê)	575	579
Post Holdings, Inc. Incremental Term			Solera LLC Term Loan B
Loan			4.651% due 03/04/23 (Ê)	461	462
3.900% due 05/24/24 (Ê)	496	498	Sprint Communications, Inc. 1st Lien
Pre-Paid Legal Services, Inc. 1st Lien			Term Loan B
Term Loan			4.438% due 02/02/24 (Ê)	846	849
0.000% due 04/17/25 (~)(Ê)(v)	375	378	Station Casinos LLC 1st Lien Term
Pre-Paid Legal Services, Inc. 2nd Lien			Loan B
Term Loan			4.410% due 06/08/23 (Ê)	374	375
12.750% due 07/01/20 (Ê)	500	500	Steak n Shake Operations, Inc. Term
Prime Security Services Borrower LLC			Loan
1st Lien Term Loan			5.660% due 03/19/21 (Ê)	888	764
4.651% due 05/02/22 (Ê)	1,014	1,020	Sungard Availability Services Capital,
Quest Software US Holdings, Inc. 1st			Inc. 1st Lien Term Loan B
Lien Term Loan			11.901% due 10/01/22 (Ê)	380	376
7.859% due 10/31/22 (Ê)	987	992	SunGard Availability Services Capital,
Quintiles IMS, Inc. 1st Lien Term Loan			Inc. Term Loan B
B2			8.901% due 09/17/21 (Ê)	130	119
4.302% due 01/18/25 (Ê)	249	250
Rackspace Hosting, Inc. 1st Lien Term			Tempo Acquisition LLC Term Loan B
			4.901% due 05/01/24 (Ê)	497	500
Loan			TerraForm AP Acquisition Holdings LLC
4.787% due 11/03/23 (Ê)	993	990
Radiate Holdco LLC 1st Lien Term			Term Loan B
Loan B			6.552% due 06/26/22 (Ê)	799	803
4.901% due 02/01/24 (Ê)	125	123	TKC Holdings, Inc. 1st Lien Term Loan
Radio One, Inc. 1st Lien Term Loan B			6.160% due 02/01/23 (Ê)	990	998
5.910% due 04/18/23 (Ê)	991	981	TKC Holdings, Inc. 2nd Lien Term Loan
Red Ventures LLC 1st Lien Term Loan B			9.910% due 02/01/24 (Ê)	250	252
5.901% due 11/08/24 (Ê)	995	1,006	TMS International Corp. Term Loan B
Red Ventures LLC 2nd Lien Term Loan			4.651% due 08/14/24 (Ê)	477	478
9.901% due 11/08/25 (Ê)	125	127	Trans Union LLC 1st Lien Term Loan B3
Renaissance Home Equity Loan Trust			3.901% due 04/09/23 (Ê)	495	496
Series 2005-4 Class A3			TransDigm, Inc. 1st Lien Term Loan F
5.565% due 02/25/36 (~)(Ê)	22	22	4.789% due 06/09/23 (Ê)	739	742
Research Now Group, Inc. 1st Lien Term			Travelport Finance Luxembourg SARL
Loan			Term Loan B
7.864% due 12/20/24 (Ê)	188	184	4.401% due 03/07/25 (Ê)	375	376
Rexnord LLC 1st Lien Term Loan B			Tribune Co. Term Loan C
4.148% due 08/21/24 (Ê)	188	189	4.901% due 01/27/24 (Ê)	632	633
Reynolds Group Holdings, Inc. Term			TruGreen, LP Term Loan
Loan			5.897% due 04/13/23 (Ê)	1,085	1,094
4.651% due 02/05/23 (Ê)	992	999	Uber Technologies, Inc. 1st Lien Term
RHP Hotel Properties, LP Term Loan B			Loan
4.070% due 05/11/24 (Ê)	495	498	5.890% due 03/22/25 (Ê)	420	423
Rovi Solutions Corp. Term Loan B			Ultra Resources, Inc. Term Loan
4.410% due 07/02/21 (Ê)	494	495	4.897% due 04/12/24 (Ê)	250	234
Scientific Games International, Inc. 1st			United Airlines, Inc. 1st Lien Term
Lien Term Loan B5			Loan B
4.726% due 08/14/24 (Ê)	1,696	1,707	3.901% due 04/01/24 (Ê)	990	993
SeaWorld Parks & Entertainment Term			UPC Financing Partnership 1st Lien
Loan B5			Term Loan AR
5.302% due 03/31/24 (Ê)	1,057	1,055	4.397% due 01/15/26 (Ê)	500	501
Sesac Holdco II LLC 1st Lien Term Loan			USI, Inc. Term Loan B
4.901% due 02/13/24 (Ê)	124	124	Series 0001
			5.302% due 05/16/24 (Ê)	498	499
Shutterfly, Inc. Term Loan B2			Valeant Pharmaceuticals International,
4.660% due 08/17/24 (Ê)	375	378
Sinclair Television Group, Inc. 1st Lien			Inc. Term Loan B F1
Term Loan B			5.394% due 04/02/22 (Ê)	271	274

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 513

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Varisty Brands, Inc. Term Loan B			4.693% due 07/11/42 (~)(Ê)(Þ)	416	412
5.401% due 11/29/24 (Ê)	374	377	Series 2004-PWR6 Class G
Verdesian Life Sciences LLC Term Loan			5.703% due 11/11/41 (~)(Ê)(Þ)	1,000	1,025
7.359% due 07/01/20 (Ê)	834	792	Series 2005-PW10 Class AJ
VICI Properties, Inc. Term Loan			5.777% due 12/11/40 (~)(Ê)	181	192
3.898% due 12/15/24 (Ê)	500	502	BX Trust
W3 TopCo LLC 1st Lien Term Loan			Series 2018-MCSF Class A
7.905% due 03/08/22 (Ê)	373	372	2.477% due 04/15/35 (Ê)(Þ)	1,160	1,150
Weatherford International, Ltd. Term			Capmark Mortgage Securities, Inc.
Loan			Series 1997-C2 Class G
4.210% due 07/13/20 (Ê)	363	358	6.750% due 04/15/29 (~)(Ê)	20	20
Weight Watchers International, Inc. 1st
Lien Term Loan B			CG-CCRE Commercial Mortgage Trust
6.985% due 11/29/24 (Ê)	333	337	Series 2014-FL2 Class A
WMG Acquisition Corp. 1st Lien Term			3.104% due 11/15/31 (Ê)(Þ)	764	764
Loan E			Citigroup Commercial Mortgage Trust
4.151% due 11/01/23 (Ê)	751	754	Series 2004-C2 Class F
Wyndham Hotels & Resorts, Inc. Term			5.211% due 10/15/41 (~)(Ê)(Þ)	385	393
Loan B
0.000% due 03/28/25 (~)(Ê)(v)	175	176	Series 2016-C1 Class A1
			1.506% due 05/10/49	1,290	1,266
		98,434	Series 2017-C4 Class A1
Mortgage-Backed Securities - 16.1%			2.121% due 10/12/50	493	484
Aventura Mall Trust			Series 2017-P8 Class A1
Series 2013-AVM Class A			2.065% due 09/15/50 (Æ)	981	958
3.743% due 12/05/32 (~)(Ê)(Þ)	1,840	1,867	Commercial Mortgage Pass-Through
BAMLL Commercial Mortgage Securities			Certificates
Trust			Series 2013-CR10 Class A2
Series 2014-ICTS Class C			2.972% due 08/10/46	850	851
2.878% due 06/15/28 (Ê)(Þ)	320	320	Commercial Mortgage Trust
Series 2014-ICTS Class D			Series 2005-GG3 Class E
3.378% due 06/15/28 (Ê)(Þ)	150	150	5.087% due 08/10/42 (~)(Ê)	329	328
Banc of America Commercial Mortgage
Trust			Series 2006-C8 Class AJ
Series 2013-1 Class AM			5.377% due 12/10/46	550	553
5.416% due 01/15/49 (Þ)	126	128	Series 2012-CR3 Class ASB
Series 2016-UB10 Class A1			2.372% due 10/15/45	180	178
1.559% due 07/15/49	557	547	Series 2013-CR6 Class A2
Banc of America Funding Trust			2.122% due 03/10/46	40	40
Series 2006-A Class 1A1			Series 2013-CR12 Class A2
3.605% due 02/20/36 (~)(Ê)	199	197	2.904% due 10/10/46	1,100	1,100
Banc of America Merrill Lynch			Series 2013-CR13 Class A2
Commercial Mortgage, Inc.			3.039% due 11/12/46	3,005	3,009
Series 2003-2 Class H			Series 2014-CR16 Class A1
5.957% due 03/11/41 (~)(Ê)(Þ)	1,468	1,483	1.445% due 04/10/47	92	92
Barclays Commercial Mortgage			Series 2014-CR16 Class A2
Securities Trust			3.042% due 04/10/47	1,140	1,142
Series 2018-TALL Class A			Series 2014-LC15 Class A2
2.499% due 03/15/37 (Ê)(Þ)	800	796	2.840% due 04/10/47	380	380
BCAP LLC Trust			Credit Suisse Commercial Mortgage
Series 2011-R11 Class 15A1			Trust Series
3.624% due 10/26/33 (~)(Ê)(Þ)	492	499	Series 2006-C1 Class G
Series 2011-R11 Class 20A5			5.875% due 02/15/39 (~)(Ê)(Þ)	19	19
3.533% due 03/26/35 (~)(Ê)(Þ)	162	163	Credit Suisse First Boston Mortgage
Bear Stearns ARM Trust			Securities Corp.
			Series 2004-C4 Class E
Series 2004-5 Class 2A			5.135% due 10/15/39 (~)(Ê)(Þ)	808	822
3.892% due 07/25/34 (~)(Ê)	248	246
Bear Stearns Commercial Mortgage			DBUBS Mortgage Trust
Securities Trust			Series 2011-LC3A Class A4
Series 2004-PWR5 Class L			4.551% due 08/10/44	185	190

See accompanying notes which are an integral part of the financial statements.

514 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Deutsche Bank Commercial Mortgage			Series 2016-M3 Class ASQ1
Trust			1.468% due 02/25/23	298	295
Series 2016-C1 Class A1			Series 2016-M6 Class ASQ2
1.676% due 05/10/49	289	284	1.785% due 06/25/19	934	929
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust			Series 2016-M7 Class AV1
Series 2007-WM1 Class A1			1.557% due 10/25/23	706	688
3.197% due 06/27/37 (~)(Ê)(Þ)	531	537	FDIC Trust
Fannie Mae			Series 2010-R1 Class A
4.500% due 2019	6	6	2.184% due 05/25/50 (Þ)	605	606
4.500% due 2020	249	252	Series 2011-R1 Class A
4.500% due 2021	15	15	2.672% due 07/25/26 (Þ)	244	244
2.400% due 2022	690	682	Federal Home Loan Mortgage Corp.
2.500% due 2022	1,007	989	Multifamily Structured Pass-Through
2.570% due 2022	427	418	Certificates
7.000% due 2022	10	10	Series 2010-K009 Class A1
			2.757% due 05/25/20	133	133
2.000% due 2023	1,488	1,462
2.500% due 2024	3,630	3,588	Series 2012-K019 Class A1
2.500% due 2025	1,022	1,010	1.459% due 09/25/21	1,559	1,528
3.130% due 2025	347	345	Series 2016-K504 Class A1
4.500% due 2025	242	246	1.680% due 10/25/19	30	30
4.790% due 2028	301	303	Series 2016-KP03 Class A2
3.500% due 2030	1,024	1,037	1.780% due 07/25/19	2,591	2,566
5.000% due 2031	1,313	1,398	Freddie Mac
3.312% due 2033(Ê)	12	13	5.500% due 2019	79	81
			5.500% due 2022	105	109
Fannie Mae Aces			4.500% due 2026	1,878	1,946
Series 2015-M17 Class FA			5.500% due 2029	74	81
2.518% due 11/25/22 (Ê)	217	218	3.500% due 2030	974	987
Series 2017-M5 Class FA
1.727% due 04/25/24 (Ê)	1,146	1,150	Freddie Mac Mortgage Trust
			Series 2010-K7 Class B
Fannie Mae Grantor Trust			5.685% due 04/25/20 (~)(Ê)(Þ)	225	235
Series 2001-T4 Class A1			Freddie Mac Multifamily Structured
7.500% due 07/25/41	407	464	Pass-Through Certificates
Series 2004-T2 Class 1A3			Series 2015-KF12 Class A
7.000% due 11/25/43	362	408	1.932% due 09/25/22 (Ê)	1,089	1,092
Fannie Mae REMIC Trust			Series 2015-KP02 Class A2
Series 2004-W12 Class 1A1			2.355% due 04/25/21 (~)(Ê)	750	745
6.000% due 07/25/44	1,595	1,758	Series 2016-KF15 Class A
Series 2005-W1 Class 1A2			1.902% due 02/25/23 (Ê)	1,522	1,527
6.500% due 10/25/44	65	73	Series 2017-KF27 Class A
Fannie Mae REMICS			1.652% due 12/25/26 (Ê)	1,970	1,973
Series 2004-70 Class EB			Freddie Mac Reference REMIC
5.000% due 10/25/24	43	44	Series 2006-R006 Class ZA
Series 2007-73 Class A1			6.000% due 04/15/36	986	1,071
1.388% due 07/25/37 (Ê)	32	32	Freddie Mac REMICS
Series 2009-96 Class DB			Series 2003-2559 Class PB
4.000% due 11/25/29	93	95	5.500% due 08/15/30	—	—
Series 2013-21 Class BA			Series 2005-2922 Class JN
1.000% due 03/25/23	1,249	1,210	4.500% due 02/15/20	108	108
Series 2014-26 Class HC			Series 2010-3704 Class DC
2.500% due 02/25/28	1,075	1,061	4.000% due 11/15/36	199	202
Fannie Mae Whole Loan			Series 2011-3803 Class PG
Series 2004-W9 Class 2A1			4.000% due 01/15/41	318	323
6.500% due 02/25/44	18	19	Series 2011-3816 Class D
Fannie Mae-Aces			3.500% due 08/15/28	146	146
Series 2013-M5 Class ASQ4			Series 2012-4083 Class DC
1.919% due 01/25/22	821	807

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 515

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.500% due 07/15/27	980	934	2.375% due 2040(Ê)	428	440
Series 2012-4147 Class LD			2.750% due 2040(Ê)	1,507	1,560
1.500% due 09/15/32	2,861	2,724	3.125% due 2040(Ê)	19	20
Series 2014-4315 Class CA			5.390% due 2059(~)(Ê)	19	19
2.000% due 01/15/23	943	929	5.508% due 2059(~)(Ê)	7	7
Series 2014-4323 Class WJ			4.287% due 2060(~)(Ê)	101	101
2.500% due 04/15/28	949	937	4.650% due 2060(~)(Ê)	65	66
Series 2014-4351 Class GA			4.594% due 2061(~)(Ê)	333	336
2.000% due 11/15/19	8	8	4.638% due 2061(~)(Ê)	840	849
Series 2014-4399 Class A			4.481% due 2062(~)(Ê)	1,077	1,091
2.500% due 07/15/24	231	230	4.816% due 2062(~)(Ê)	737	748
Freddie Mac Structured Pass-Through			4.856% due 2062(~)(Ê)	727	736
Certificates			4.846% due 2064(~)(Ê)	128	130
Series 2003-58 Class 2A			5.170% due 2066(~)(Ê)	189	193
6.500% due 09/25/43	25	27	4.685% due 2067(~)(Ê)	785	797
Series 2007-75 Class A1			4.686% due 2067(~)(Ê)	828	843
0.564% due 12/25/36 (Ê)	407	406	Ginnie Mae REMICS
FRESB Multifamily Mortgage Pass-			Series 2009-88 Class QA
Through Certificates			4.500% due 10/16/39	391	400
Series 2015-SB7 Class A5			Series 2010-H28 Class JA
2.370% due 09/25/35 (Ê)	431	425	3.750% due 12/20/60	104	104
Galton Funding Mortgage Trust			GS Mortgage Securities Corp. II
Series 2018-1 Class A43			Series 2010-C1 Class A2
3.500% due 11/25/57 (~)(Ê)(Þ)	840	839	4.592% due 08/10/43 (Þ)	985	1,013
GE Capital Commercial Mortgage Corp.			GS Mortgage Securities Trust
Series 2005-C1 Class D			Series 2007-GG10 Class AM
4.410% due 06/10/48 (~)(Ê)	137	136	5.941% due 08/10/45 (~)(Ê)	290	294
Ginnie Mae			GSMPS Mortgage Loan Trust
Series 2010-14 Class A			Series 1998-1 Class A
4.500% due 06/16/39	103	106	8.000% due 09/19/27 (~)(Ê)(Þ)	23	23
Series 2010-H12 Class PT			Series 1998-2 Class A
5.470% due 11/20/59	14	14	7.750% due 05/19/27 (~)(Ê)(Þ)	76	77
Series 2010-H22 Class JI			Series 1998-3 Class A
Interest Only STRIP			7.750% due 09/19/27 (~)(Ê)(Þ)	4	4
2.508% due 11/20/60 (~)(Ê)	1,916	86	Series 1999-3 Class A
Series 2011-H22 Class A			8.000% due 08/19/29 (~)(Ê)(Þ)	10	10
3.000% due 12/20/61	2,521	2,520	Series 2005-RP1 Class 1A4
Series 2012-H11 Class CI			8.500% due 01/25/35 (Þ)	100	113
Interest Only STRIP			Series 2006-RP1 Class 1A2
2.887% due 04/20/62 (~)(Ê)	2,168	86	7.500% due 01/25/36 (Þ)	285	297
Series 2013-H03 Class HI			Series 2006-RP1 Class 1A3
Interest Only STRIP			8.000% due 01/25/36 (Þ)	322	343
2.613% due 12/20/62 (~)(Ê)	4,154	246	JPMBB Commercial Mortgage Securities
Series 2014-137 Class JD			Trust
5.459% due 09/20/44 (~)(Ê)	691	741	Series 2015-C30 Class A1
Series 2016-H24 Class KF			1.738% due 07/15/48	888	881
2.041% due 11/20/66 (Ê)	1,220	1,223	Series 2015-C33 Class A1
Series 2017-H13 Class FJ			1.898% due 12/15/48	336	333
1.433% due 05/20/67 (Ê)	1,673	1,673	Series 2016-C1 Class A1
Series 2017-H16 Class PT			1.695% due 03/15/49	826	816
4.741% due 05/20/66 (~)(Ê)	1,010	1,017	JPMorgan Chase Commercial Mortgage
Series 2017-H18 Class HA			Securities Trust
2.000% due 08/20/63	3,082	3,052	Series 2004-LN2 Class B
Series 2018-H04 Class FJ			5.462% due 07/15/41 (~)(Ê)	279	275
2.600% due 03/20/68 (Ê)	1,215	1,210	Series 2005-CB12 Class AJ
Ginnie Mae II			4.987% due 09/12/37 (~)(Ê)	287	292
			Series 2007-LDPX Class AM

See accompanying notes which are an integral part of the financial statements.

516 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.464% due 01/15/49 (~)(Ê)	410	411	2.400% due 12/08/20	154	154
Series 2014-CBM Class A			Structured Asset Securities Corp.
2.150% due 10/15/29 (Ê)(Þ)	2,060	2,060	Mortgage Pass-Through Certificates
Series 2015-FL7 Class C			Series 2003-34A Class 6A
4.747% due 05/15/28 (Ê)(Þ)	622	624	3.605% due 11/25/33 (~)(Ê)	129	128
Series 2015-SGP Class A			Tharaldson Hotel Portfolio Trust
3.477% due 07/15/36 (Ê)(Þ)	1,398	1,405	Series 2018-THL Class A
Series 2018-BCON Class A			2.300% due 11/11/34 (Ê)(Þ)	1,090	1,092
3.735% due 01/05/31 (Þ)	550	557	UBS Commercial Mortgage Trust
Series 2018-BCON Class B			Series 2018-NYCH Class C
3.756% due 01/05/31 (~)(Ê)(Þ)	900	905	3.088% due 02/15/32 (Ê)(Þ)	710	708
			Wachovia Bank Commercial Mortgage
JPMorgan Mortgage Trust			Trust
Series 2004-A2 Class 1A1			Series 2006-C26 Class AM
3.567% due 05/25/34 (~)(Ê)	59	58	6.200% due 06/15/45 (~)(Ê)	128	130
Series 2005-A4 Class 1A1			Series 2006-C28 Class B
3.492% due 07/25/35 (~)(Ê)	27	27	5.672% due 10/15/48 (~)(Ê)	475	477
Series 2006-A6 Class 1A2			Waldorf Astoria Boca Raton Trust
3.584% due 10/25/36 (~)(Ê)	13	12	Series 2016-BOCA Class A
LB-UBS Commercial Mortgage Trust			3.127% due 06/15/29 (Ê)(Þ)	150	150
Series 2004-C8 Class G			Washington Mutual Mortgage Pass-
5.094% due 12/15/39 (~)(Ê)(Þ)	58	58	Through Certificates Trust
Series 2005-C3 Class D			Series 2003-AR7 Class A7
4.954% due 07/15/40 (~)(Ê)	68	69	3.130% due 08/25/33 (~)(Ê)	40	40
Series 2005-C7 Class F			Wells Fargo Commercial Mortgage Trust
5.350% due 11/15/40 (~)(Ê)	510	514	Series 2014-LC18 Class A1
Mastr Adjustable Rate Mortgages Trust			1.437% due 12/15/47	87	86
Series 2005-1 Class B1			Series 2015-C27 Class A1
3.161% due 03/25/35 (~)(Ê)	137	53	1.730% due 02/15/48	15	15
Mastr Reperforming Loan Trust			Series 2015-C31 Class A1
Series 2005-1 Class 1A3			1.679% due 11/15/48	686	677
7.000% due 08/25/34 (Þ)	310	306	Series 2016-C34 Class A1
Series 2005-2 Class 1A4			1.423% due 06/15/49	464	454
8.000% due 05/25/35 (Þ)	236	246	Wells Fargo Mortgage Backed Securities
Merrill Lynch Mortgage Investors Trust			Trust
Series 2005-A10 Class A			Series 2004-H Class A1
1.234% due 02/25/36 (Ê)	20	20	3.351% due 06/25/34 (~)(Ê)	342	349
Merrill Lynch Mortgage Trust			Series 2005-AR2 Class 2A1
Series 2005-CKI1 Class D			3.232% due 03/25/35 (~)(Ê)	73	74
5.515% due 11/12/37 (~)(Ê)	137	137	WFCG Commercial Mortgage Trust
Morgan Stanley Bank of America Merrill			Series 2015-BXRP Class B
Lynch Trust			3.248% due 11/15/29 (Ê)(Þ)	1,330	1,330
Series 2015-C26 Class A1			WFRBS Commercial Mortgage Trust
1.591% due 10/15/48	491	485	Series 2013-UBS1 Class A2
Morgan Stanley Capital I Trust			2.927% due 03/15/46	525	525
Series 2006-T21 Class B			Series 2014-C20 Class A2
5.238% due 10/12/52 (~)(Ê)(Þ)	796	794	3.036% due 05/15/47	422	423
Motel 6 Trust					110,991
Series 2017-MTL6 Class C			United States Government Treasuries - 4.5%
3.177% due 08/15/34 (Ê)(Þ)	197	197	United States Treasury Notes
MSDWMC Owner Trust			2.250% due 02/29/20	7,325	7,295
Series 2000-F1 Class E			2.250% due 03/31/20	6,520	6,491
8.928% due 08/15/22 (~)(Ê)(Š)(Þ)	859	869	2.375% due 04/30/20	11,165	11,139
NCUA Guaranteed Notes Trust			2.375% due 03/15/21 (§)	3,750	3,725
Series 2010-R1 Class 1A			2.375% due 04/15/21	3,000	2,980
1.681% due 10/07/20 (Ê)	2,241	2,249			31,630
Series 2010-R3 Class 3A

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 517

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Total Long-Term Investments			Federal Home Loan Mortgage Corp.
(cost $614,419)		607,507	Multifamily Structured Pass-Through
			Certificates
			Series 2012-K706 Class X1
Common Stocks - 0.0%			1.686% due 10/25/18 (Ê)	10,195	42
Health Care - 0.0%			Ford Motor Credit Co.
Millennium Health LLC(Å)(Æ)	14,856	—	3.060% due 04/15/19 (~)	1,630	1,582
Total Common Stocks			Ford Motor Credit Co. LLC
(cost $108)		—	2.551% due 10/05/18	525	525
			Freddie Mac REMICS
Short-Term Investments - 12.0%			Series 2003-2632 Class AB
AT&T, Inc.			4.500% due 06/15/18	20	20
2.375% due 11/27/18	3,195	3,192	Series 2003-2657 Class WT
Atlantic Broadband Finance LLC 1st			4.500% due 08/15/18	6	6
Lien Term Loan			General Mills, Inc.
4.276% due 11/02/18 (Ê)	1,000	1,002	6.590% due 10/15/18	2,370	2,410
Bank of America Corp.			5.650% due 02/15/19	455	465
Series L
			GM Financial Automobile Leasing Trust
2.650% due 04/01/19	3,972	3,972	Series 2015-3 Class A3
Bank of Montreal			1.690% due 03/20/19	617	616
2.578% due 06/18/18 (ç)(Ê)(~)	3,700	3,700	Hewlett Packard Enterprise Co.
BB&T Corp.			Series WI
2.250% due 02/01/19	1,585	1,581	2.850% due 10/05/18	1,500	1,501
BMW US Capital LLC			Huntington National Bank (The)
1.500% due 04/11/19 (Þ)	930	921	Series BKNT
1.500% due 04/11/19 (Þ)	1,240	1,228	2.200% due 11/06/18	865	863
Canadian Imperial Bank of Commerce			John Deere Capital Corp.
2.732% due 07/13/18 (Ê)	3,100	3,102	1.650% due 10/15/18	630	628
Capital One Financial Corp.			KeyCorp
2.450% due 04/24/19	1,060	1,057	2.300% due 12/13/18	1,005	1,004
Cardinal Health, Inc.			LyondellBasell Industries NV
1.950% due 06/15/18	525	525	5.000% due 04/15/19	397	403
Chevron Corp.			Morgan Stanley
1.718% due 06/24/18	615	614	2.200% due 12/07/18	1,865	1,861
Ecolab, Inc.			PepsiCo, Inc.
2.000% due 01/14/19	590	587	5.000% due 06/01/18	350	351
Eni Finance USA, Inc.			Philip Morris International, Inc.
1.505% due 05/03/18 (ç)(Þ)(~)	500	500	1.625% due 02/21/19	925	918
Enterprise Fleet Financing LLC			PSEG Power LLC
Series 2017-2 Class A1			2.450% due 11/15/18	347	346
1.500% due 07/20/18 (Þ)	63	63	QVC, Inc.
ERAC USA Finance LLC			3.125% due 04/01/19	785	785
2.800% due 11/01/18 (Þ)	2,075	2,072	Royal Bank of Scotland Group PLC
Fannie Mae			4.700% due 07/03/18	1,025	1,027
3.725% due 06/01/18	181	181	Santander Drive Auto Receivables Trust
Fannie Mae-Aces			Series 2018-1 Class A1
Series 2013-M9 Class ASQ2			1.830% due 02/15/19	962	962
1.825% due 06/25/18	81	81	Svenska Handelsbanken AB
			1.813% due 02/12/19 (Ê)(~)	1,950	1,954

See accompanying notes which are an integral part of the financial statements.

518 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Time Warner Cable LLC
8.250% due 04/01/19	550		576
Toronto-Dominion Bank (The)
2.775% due 01/18/19 (Ê)	1,000		1,002
Series MTN
3.202% due 01/22/19 (Ê)	2,680		2,693
Toyota Motor Credit Corp.
Series GMTN
2.802% due 07/13/18 (Ê)	785		786
Series MTN
2.591% due 01/09/19 (Ê)	2,560		2,564
U. S. Cash Management Fund(@)	23,233,637	(8)	23,236
United States Treasury Bills
0.992% due 05/03/18	250		250
1.563% due 06/28/18 (ç)(~)	2,075		2,070
US Bancorp
2.200% due 04/25/19	2,695		2,686
Wells Fargo & Co.
2.125% due 04/22/19	2,095		2,085
Westpac Banking Corp.
1.550% due 05/25/18	1,240		1,240
3.099% due 07/30/18 (Ê)	750		751
Total Short-Term Investments
(cost $82,836)			82,586

Total Investments 100.0%
(identified cost $697,363)			690,093

Other Assets and Liabilities,
Net - (0.0%)			(276)

Net Assets - 100.0%			689,817

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 519

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.0%
Millennium Health LLC	12/21/15	14,856	7.27	108	—
					—

For a description of restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

520 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Abacus Innovations Corp. Term Loan B	USD 1 Month LIBOR	1.750
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
ABG Intermediate Holdings 2 LLC 2nd Lien Term Loan	USD 3 Month LIBOR	7.750
AgroFresh, Inc. Term Loan B	USD 3 Month LIBOR	4.750
AI Mistral Luxembourg Subco Sarl Term Loan B	USD 1 Month LIBOR	3.000
Albea Beauty Holdings SA Term Loan	USD 3 Month LIBOR	3.000
Albertson's LLC Term Loan B4	USD 1 Month LIBOR	2.750
ALG Student Loan Trust I	USD 3 Month LIBOR	0.150
Allstate Corp. (The)	USD 3 Month LIBOR	0.430
Almonde, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
Alphabet Holding Company, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Altice Financing SA 1st Lien Term Loan	USD 3 Month LIBOR	2.750
Alvogen Pharmaceutical US, Term Loan	USD 1 Month LIBOR	5.000
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Ancestry. com Operations, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AP Gaming I LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
Aramark Services, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.000
Aristocrat International Pty, Ltd. 1st Lien Term Loan B	USD 3 Month LIBOR	2.000
ARRIS Group, Inc. 1st Lien Term Loan B3	USD 1 Month LIBOR	2.250
Arterra Wines Canada, Inc. Term Loan B1	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Ascend Learning LLC Term Loan B	USD 1 Month LIBOR	3.000
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Asurion LLC Term Loan B4	USD 1 Month LIBOR	2.750
Asurion LLC Term Loan B6	USD 1 Month LIBOR	2.750
Atlantic Broadband Finance LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.375
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.750
Avolon LLC 1st Lien Term Loan B2	USD 1 Month LIBOR	2.250
BAMLL Commercial Mortgage Securities Trust	USD 1 Month LIBOR	1.900
BAMLL Commercial Mortgage Securities Trust	USD 1 Month LIBOR	1.400
Bank of America Corp.	USD 3 Month LIBOR	0.370
Bank of America Corp.	USD 3 Month LIBOR	0.630
Bank of Montreal	USD 3 Month LIBOR	1.200
Barclays Bank PLC	USD 3 Month LIBOR	0.460
Barclays Commercial Mortgage Securities Trust	USD 1 Month LIBOR	0.722
BAT Capital Corp.	USD 3 Month LIBOR	0.590
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Month LIBOR	2.000
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
Brand Energy & Infrastructure Services 1st Lien Term Loan	USD 3 Month LIBOR	4.250
BWAY Holding Co. Term Loan B	USD 3 Month LIBOR	3.250
BX Trust	USD 1 Month LIBOR	0.577
C. H. Guenther & Son, Inc. Term Loan B	USD 1 Month LIBOR	2.750

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 521

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Cable One, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	1.750
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Campbell Soup Co.	USD 3 Month LIBOR	0.630
Canadian Imperial Bank of Commerce	USD 3 Month LIBOR	0.390
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 2 Month LIBOR	3.250
Capital Automotive LP 1st Lien Term Loan	USD 1 Month LIBOR	2.500
Capital One Financial Corp.	USD 3 Month LIBOR	0.720
CBS Radio Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
CG-CCRE Commercial Mortgage Trust	USD 1 Month LIBOR	1.854
CH Hold Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charter Communications Operating LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Chevron Corp.	USD 3 Month LIBOR	1.060
Citigroup, Inc.	USD 3 Month LIBOR	2.140
Commercial Barge Line Co. 1st Lien Term Loan	USD 1 Month LIBOR	8.750
ConocoPhillips Co.	USD 3 Month LIBOR	0.900
Constellis Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
Convergeone Holdings Corp. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Cortes NP Acquisition Corp Term Loan B	USD 1 Month LIBOR	4.000
COTY, Inc. Term Loan B	USD 1 Month LIBOR	2.250
CPI Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	4.500
Credit Agricole SA	USD 3 Month LIBOR	1.940
Crown Finance, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Crown Holdings, Inc. Term Loan B	USD 3 Month LIBOR	2.000
CSC Holdings, LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
Cvent, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
CVS Health Corp.	USD 3 Month LIBOR	0.720
CWGS Group LLC Term Loan	USD 3 Month LIBOR	2.750
Danske Bank A/S	USD 3 Month LIBOR	1.020
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Delta 2 (Lux) Sarl Term Loan	USD 1 Month LIBOR	2.500
Diamond (BC) BV 1st Lien Term Loan	USD 2 Month LIBOR	3.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.750
DuPage Medical Group, Ltd. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
EagleView Technology Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
Earnest Student Loan Program LLC	USD 1 Month LIBOR	1.400
ECI Macola / Max Holding LLC Term Loan B	USD 3 Month LIBOR	4.250
Education Advisory Board 1st Lien Term Loan	USD 2 Month LIBOR	3.750
Emerald US, Inc. Term Loan B1	USD 1 Week LIBOR	4.000
EnergySolutions LLC Term Loan	USD 1 Month LIBOR	4.750
Everi Payments, Inc. Term Loan B	USD 2 Month LIBOR	3.500
EW Scripps Co. Term Loan B	USD 1 Month LIBOR	2.000

See accompanying notes which are an integral part of the financial statements.

522 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Exact Merger Sub LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
Fannie Mae	USD 12 Month LIBOR	1.605
Fannie Mae Aces	USD 1 Month LIBOR	0.930
Fannie Mae Aces	USD 1 Month LIBOR	0.490
Fannie Mae REMICS	USD 1 Month LIBOR	0.060
First Data Corp. Term Loan	USD 1 Month LIBOR	2.250
Flying Fortress Holdings LLC 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
Focus Financial Partners LLC 1st Lien Term Loan B1	USD 3 Month LIBOR	2.750
Ford Motor Credit Co. LLC	USD 3 Month LIBOR	0.810
Fort Dearborn Company 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.420
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.700
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.670
Freddie Mac Structured Pass-Through Certificates	USD 1 Month LIBOR	0.040
Freedom Mortgage Corp. 1st Lien Term Loan	USD 1 Month LIBOR	4.750
FRESB Multifamily Mortgage Pass-Through Certificates	USD 1 Month LIBOR	2.370
Frontier Communications Corp. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.750
FullBeauty Brands Holdings Corp. 1st Lien Term Loan	USD 1 Month LIBOR	4.750
Garda World Security Corp. Term Loan	USD 3 Month LIBOR	3.500
GCI Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
GFL Environmental, Inc. Term Loan B	USD 3 Month LIBOR	2.750
GHX Ultimate Parent Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Ginnie Mae	USD 12 Month LIBOR	0.040
Ginnie Mae	USD 12 Month LIBOR	0.250
Ginnie Mae	USD 1 Month LIBOR	0.200
	U. S. Treasury Yield Curve Rate T Note Constant
Ginnie Mae II	Maturity 1 Year	1.500
	U. S. Treasury Yield Curve Rate T Note Constant
Ginnie Mae II	Maturity 1 Year	2.000
	U. S. Treasury Yield Curve Rate T Note Constant
Ginnie Mae II	Maturity 1 Year	1.500
	U. S. Treasury Yield Curve Rate T Note Constant
Ginnie Mae II	Maturity 1 Year	1.500
Global Payments, Inc. Term Loan B	USD 1 Month LIBOR	1.750
Go Daddy Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Gray Television, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Grifols Worldwide Operations USA Inc. Term Loan	USD 1 Week LIBOR	2.250
Gruden Holdings, Inc. First Lien Term Loan	USD 3 Month LIBOR	5.500
GVC Holdings PLC Term Loan B2	USD 1 Month LIBOR	2.500
H B Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Help Systems LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.750
Hilton Worldwide Finance LLC Term Loan B2	USD 1 Month LIBOR	1.750
Impala Private Holdings II LLC 1st Lien Term Loan	USD 1 Month LIBOR	4.000
INEOS US Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 523

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Inovalon Holding, Inc. Term Loan B	USD 3 Month LIBOR	3.500
International Business Machines Corp.	USD 3 Month LIBOR	0.580
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
Iron Mountain, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
JPMorgan Chase & Co.	USD 3 Month LIBOR	4.440
JPMorgan Chase Bank NA	USD 3 Month LIBOR	0.290
JPMorgan Chase Commercial Mortgage Securities Trust	USD 1 Month LIBOR	0.900
JPMorgan Chase Commercial Mortgage Securities Trust	USD 1 Month LIBOR	2.850
JPMorgan Chase Commercial Mortgage Securities Trust	USD 1 Month LIBOR	1.700
Kraton Polymers LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Lamar Media Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Las Vegas Sands LLC Term Loan B	USD 1 Month LIBOR	1.750
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Lions Gate Entertainment Corp. Term Loan B	USD 3 Month LIBOR	2.250
MacDermid, Inc. Term Loan B6	USD 1 Month LIBOR	3.000
MACOM Technology Solutions Term Loan	USD 1 Month LIBOR	2.250
Marketo, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.250
Match Group, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Mavis Tire Express Services Co. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Mavis Tire Express Services Co. Term Loan	USD 3 Month LIBOR	1.000
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
Merrill Lynch Mortgage Investors Trust	USD 1 Month LIBOR	0.210
Metropolitan Life Global Funding I	USD 3 Month LIBOR	0.230
MGM Growth Properties Operating Partnership, LP Term Loan B	USD 1 Month LIBOR	2.000
MH Sub I LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
MH Sub I LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.500
Midwest Physician Administrative Services LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Minerals Technologies, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.250
Morgan Stanley	USD 3 Month LIBOR	0.740
Morgan Stanley	USD 3 Month LIBOR	0.550
Motel 6 Trust	USD 1 Month LIBOR	1.400
Navistar, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
NCUA Guaranteed Notes Trust	USD 1 Month LIBOR	0.450
NN, Inc. Incremental Term Loan	USD 1 Month LIBOR	3.250
NPC International, Inc. First Lien Term Loan	USD 1 Month LIBOR	3.500
Numericable Group SA Term Loan B12	USD 3 Month LIBOR	3.000
Open Text Corp. Term Loan B	USD 1 Month LIBOR	2.000
Oryx Southern Delaware Holdings LLC Term Loan	USD 1 Month LIBOR	3.250
Penn National Gaming, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Pizza Hut Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Post Holdings, Inc. Incremental Term Loan	USD 1 Month LIBOR	2.000
Pre-Paid Legal Services, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
Prime Security Services Borrower LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750

See accompanying notes which are an integral part of the financial statements.

524 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radiate Holdco LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Research Now Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Rexnord LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Reynolds Group Holdings, Inc. Term Loan	USD 1 Month LIBOR	2.750
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.250
Rovi Solutions Corp. Term Loan B	USD 1 Month LIBOR	2.500
Royal Bank of Canada	USD 3 Month LIBOR	1.460
Sandvine Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	5.750
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 2 Month LIBOR	2.750
SeaWorld Parks & Entertainment Term Loan B5	USD 3 Month LIBOR	3.000
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Shutterfly, Inc. Term Loan B2	USD 1 Month LIBOR	2.750
SLM Private Education Loan Trust	USD 1 Month LIBOR	3.250
SMB Private Education Loan Trust	USD 1 Month LIBOR	0.450
SoFi Professional Loan Program LLC	USD 1 Month LIBOR	0.700
Solarwinds Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Solera LLC Term Loan B	USD 1 Month LIBOR	2.750
South Carolina Student Loan Corp.	USD 1 Month LIBOR	1.500
Sprint Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Steak n Shake Operations, Inc. Term Loan	USD 1 Month LIBOR	3.750
Sungard Availability Services Capital, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	10.000
SunGard Availability Services Capital, Inc. Term Loan B	USD 1 Month LIBOR	7.000
Svenska Handelsbanken AB	USD 3 Month LIBOR	1.150
Svenska Handelsbanken AB	USD 3 Month LIBOR	0.800
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
TerraForm AP Acquisition Holdings LLC Term Loan B	USD 3 Month LIBOR	4.250
Tharaldson Hotel Portfolio Trust	USD 1 Month LIBOR	0.750
TKC Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.250
TKC Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
TMS International Corp. Term Loan B	USD 1 Month LIBOR	2.750
Toronto-Dominion Bank (The)	USD 3 Month LIBOR	0.420
Toronto-Dominion Bank (The)	USD 3 Month LIBOR	1.680
Toyota Motor Credit Corp.	USD 3 Month LIBOR	0.460
Toyota Motor Credit Corp.	USD 3 Month LIBOR	0.520
Trans Union LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
TransDigm, Inc. 1st Lien Term Loan F	USD 1 Month LIBOR	2.750

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 525

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Travelport Finance Luxembourg SARL Term Loan B	USD 3 Month LIBOR	2.500
Tribune Co. Term Loan C	USD 1 Month LIBOR	3.000
TruGreen, LP Term Loan	USD 1 Month LIBOR	4.000
Uber Technologies, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
UBS Commercial Mortgage Trust	USD 1 Month LIBOR	1.500
Ultra Resources, Inc. Term Loan	USD 1 Month LIBOR	3.000
United Airlines, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
USI, Inc. Term Loan B	USD 3 Month LIBOR	3.000
Valeant Pharmaceuticals International, Inc. Term Loan B F1	USD 1 Month LIBOR	3.500
Varisty Brands, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Verdesian Life Sciences LLC Term Loan	USD 3 Month LIBOR	5.000
VICI Properties, Inc. Term Loan	USD 1 Month LIBOR	2.000
W3 TopCo LLC 1st Lien Term Loan	USD 3 Month LIBOR	6.000
Waldorf Astoria Boca Raton Trust	USD 1 Month LIBOR	1.350
Weatherford International, Ltd. Term Loan	USD 1 Month LIBOR	2.300
Weight Watchers International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.750
Wells Fargo Bank NA	USD 3 Month LIBOR	1.950
Westpac Banking Corp.	USD 3 Month LIBOR	0.740
WFCG Commercial Mortgage Trust	USD 1 Month LIBOR	1.472
WMG Acquisition Corp. 1st Lien Term Loan E	USD 1 Month LIBOR	2.250

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts)

					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Bond Futures	217	AUD	27,753	06/18	78
United States 2 Year Treasury Note Futures	320	USD	67,854	06/18	(179)
United States 5 Year Treasury Note Futures	442	USD	50,170	06/18	33
United States 10 Year Treasury Note Futures	224	USD	26,796	06/18	(66)
Short Positions
Euro-Bund Futures	99	EUR	15,715	06/18	(273)
Japan Government 10 Year Bond Futures	11	JPY	1,657,040	06/18	6
Long Gilt Futures	41	GBP	5,013	06/18	(80)
United States 2 Year Treasury Note Futures	9	USD	1,908	06/18	—
United States 5 Year Treasury Note Futures	85	USD	9,648	06/18	43
United States 10 Year Treasury Note Futures	47	USD	5,622	06/18	34
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(404)

See accompanying notes which are an integral part of the financial statements.

526 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	2,833	AUD	3,646	05/23/18	(88)
Bank of America	AUD	2,917	USD	2,266	05/23/18	70
Bank of Montreal	USD	1,138	EUR	919	05/23/18	(27)
Bank of Montreal	USD	3,130	EUR	2,527	05/23/18	(75)
Bank of Montreal	CHF	1,362	USD	1,415	05/23/18	39
Bank of Montreal	CHF	2,996	USD	3,114	05/23/18	87
Brown Brothers Harriman	USD	2,279	GBP	1,590	05/23/18	(87)
Brown Brothers Harriman	ILS	1,988	USD	564	05/23/18	11
Brown Brothers Harriman	ILS	21,873	USD	6,220	05/23/18	135
Citibank	USD	2,269	JPY	242,809	05/23/18	(45)
Citibank	ILS	3,977	USD	1,132	05/23/18	26
Citibank	NOK	48,551	USD	6,254	05/23/18	198
Royal Bank of Canada	USD	2,812	NZD	3,835	05/23/18	(115)
Royal Bank of Canada	DKK	17,103	USD	2,845	05/23/18	69
Royal Bank of Canada	SEK	23,879	USD	2,845	05/23/18	114
State Street	USD	6,251	CAD	7,847	05/23/18	(136)
State Street	USD	6,246	JPY	667,724	05/23/18	(130)
State Street	ILS	1,988	USD	568	05/23/18	15
Westpac	USD	1,138	EUR	919	05/23/18	(27)
Westpac	USD	3,130	EUR	2,527	05/23/18	(75)
Westpac	CHF	1,362	USD	1,415	05/23/18	39
Westpac	CHF	2,996	USD	3,114	05/23/18	86
Westpac	SEK	19,103	USD	2,267	05/23/18	82
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						166

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX NA High Yield Index	Goldman Sachs	Sell	USD	3,540	5.000%(2)	06/20/23	220	40	260
Total Open Credit Indices Contracts (å)							220	40	260

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 527

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$59,112	$2,370	$—	$61,482	8.9
Corporate Bonds and Notes	—	237,533	—	—	237,533	34.4
International Debt	—	67,437	—	—	67,437	9.8
Loan Agreements	—	96,699	1,735	—	98,434	14.3
Mortgage-Backed Securities	—	110,122	869	—	110,991	16.1
United States Government Treasuries	—	31,630	—	—	31,630	4.5
Common Stocks	—	—	—	—	—	—*
Short-Term Investments	—	76,852	1,228	4,506	82,586	12.0
Total Investments	—	679,385	6,202	4,506	690,093	100.0
Other Assets and Liabilities, Net						(—)*
						100.0
Other Financial Instruments
Assets
Futures Contracts	194	—	—	—	194	—*
Foreign Currency Exchange Contracts	—	971	—	—	971	0.1
Credit Default Swap Contracts	—	260	—	—	260	—*

Liabilities
Futures Contracts	(326)	(272)	—	—	(598)	(0.1)
Foreign Currency Exchange Contracts	—	(805)	—	—	(805)	(0.1)
Total Other Financial Instruments**	$(132)	$154	$—	$—	$22

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2018, were less than 1% of net assets.
Amounts in thousands

Fair Value
Country Exposure	$
Australia	2,585
Canada	24,334
Colombia	506
Denmark	2,405
France	9,467

See accompanying notes which are an integral part of the financial statements.

528 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Germany	4,423
Ireland	2,059
Isle of Man	281
Luxembourg	4,056
Mexico	2,651
Netherlands	9,526
Saudi Arabia	1,222
Sweden	5,736
Switzerland	1,855
United Kingdom	12,503
United States	606,484
Total Investments	690,093

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 529

Russell Investment Company
Short Duration Bond Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$971	$—
Receivable from Broker for Futures*	—	—	194
Credit default swap contracts, at fair value	260	—	—
Total	$260	$971	$194

Location: Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures*	$—	$—	$598
Unrealized depreciation on foreign currency exchange contracts	—	805	—
Total	$—	$805	$598
		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$—	$—	$(770)
Credit default swap contracts	134	—	—
Foreign currency exchange contracts	—	429	—
Total	$134	$429	$(770)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$—	$—	$(476)
Credit default swap contracts	(9)	—	—
Foreign currency exchange contracts	—	41	—
Total	$(9)	$41	$(476)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

530 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$971	$—	$971
Futures Contracts	Receivable from Broker for Futures	2,015	—	2,015
Credit Default Swap Contracts	Credit default swap contracts, at fair value	260	—	260
Total Financial and Derivative Assets		3,246	—	3,246
Financial and Derivative Assets not subject to a netting agreement		(2,276)	—	(2,276)
Total Financial and Derivative Assets subject to a netting agreement		$970	$—	$970

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$70	$70	$—	$—
Bank of Montreal	125	102	—	23
Brown Brothers Harriman	146	87	—	59
Citigroup	224	45	—	179
Royal Bank of Canada	183	115	—	68
State Street	15	15	—	—
Westpac	207	102	—	105
Total	$970	$536	$—	$434

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 531

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures	$293	$—	$293
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	805	—	805
Total Financial and Derivative Liabilities		1,098	—	1,098
Financial and Derivative Liabilities not subject to a netting agreement		(293)	—	(293)
Total Financial and Derivative Liabilities subject to a netting agreement		$805	$—	$805

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$87	$70	$—	$17
Bank of Montreal	102	102	—	—
Brown Brothers Harriman	87	87	—	—
Citigroup	45	45	—	—
Royal Bank of Canada	115	115	—	—
State Street	267	15	—	252
Westpac	102	102	—	—
Total	$805	$536	$—	$269

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

532 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$697,363
Investments, at fair value(>)	690,093
Cash	193
Unrealized appreciation on foreign currency exchange contracts	971
Receivables:
Dividends and interest	3,136
Dividends from affiliated funds	44
Investments sold	3,541
Fund shares sold	529
From broker(a)(b)	2,069
Investments matured(<)	849
Prepaid expenses	6
Credit default swap contracts, at fair value(+)	260
Total assets	701,691

Liabilities
Payables:
Due to broker (c)(d)(e)	933
Investments purchased	8,977
Fund shares redeemed	686
Accrued fees to affiliates	308
Other accrued expenses	165
Unrealized depreciation on foreign currency exchange contracts	805
Total liabilities	11,874

Net Assets	$689,817

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 533

Russell Investment Company
Short Duration Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,809
Accumulated net realized gain (loss)	(5,722)
Unrealized appreciation (depreciation) on:
Investments	(7,270)
Futures contracts	(404)
Foreign currency exchange contracts	166
Credit default swap contracts	40
Foreign currency-related transactions	(1)
Shares of beneficial interest	364
Additional paid-in capital	700,835
Net Assets	$689,817

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$18.96
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$19.70
Class A — Net assets	$18,489,038
Class A — Shares outstanding ($. 01 par value)	975,089
Net asset value per share: Class C(#)	$18.79
Class C — Net assets	$31,357,290
Class C — Shares outstanding ($. 01 par value)	1,668,833
Net asset value per share: Class E(#)	$19.02
Class E — Net assets	$1,860,648
Class E — Shares outstanding ($. 01 par value)	97,830
Net asset value per share: Class M(#)	$18.99
Class M — Net assets	$18,953,943
Class M — Shares outstanding ($. 01 par value)	998,032
Net asset value per share: Class R6(#)	$19.01
Class R6 — Net assets	$188,273
Class R6 — Shares outstanding ($. 01 par value)	9,902
Net asset value per share: Class S(#)	$18.98
Class S — Net assets	$453,492,527
Class S — Shares outstanding ($. 01 par value)	23,892,795
Net asset value per share: Class Y(#)	$18.99
Class Y — Net assets	$165,475,069
Class Y — Shares outstanding ($. 01 par value)	8,714,413
Amounts in thousands
(+) Credit default swap contracts - premiums paid (received)	$220
(<) Investments matured - cost	$849
(>) Investments in affiliates, U. S. Cash Management Fund	$23,236

(a) Receivable from Broker for Futures	$54
(b) Receivable Variation Margin for Futures	$2,015
(c) Due to Broker for Futures	$555
(d) Due to Broker for Swaps	$85
(e) Payables Variation Margin for Futures	$293
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

534 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated funds	$269
Interest	8,851
Total investment income	9,120
Expenses
Advisory fees	1,576
Administrative fees	168
Custodian fees	136
Distribution fees - Class A	24
Distribution fees - Class C	124
Transfer agent fees - Class A	19
Transfer agent fees - Class C	33
Transfer agent fees - Class E	2
Transfer agent fees - Class M	18
Transfer agent fees - Class R6	—**
Transfer agent fees - Class S	453
Transfer agent fees - Class Y	4
Professional fees	69
Registration fees	62
Shareholder servicing fees - Class C	41
Shareholder servicing fees - Class E	2
Trustees’ fees	13
Printing fees	26
Miscellaneous	10
Expenses before reductions	2,780
Expense reductions	(607)
Net expenses	2,173
Net investment income (loss)	6,947

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,868)
Investments from affiliated funds .	—**
Futures contracts	(770)
Foreign currency exchange contracts	429
Credit default swap contracts	134
Foreign currency-related transactions	(15)
Net realized gain (loss)	(2,090)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,413)
Investments from affiliated funds .	—**
Futures contracts	(476)
Foreign currency exchange contracts	41
Credit default swap contracts	(9)
Foreign currency-related transactions	(1)
Net change in unrealized appreciation (depreciation)	(5,858)
Net realized and unrealized gain (loss)	(7,948)
Net Increase (Decrease) in Net Assets from Operations	$(1,001)

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 535

Russell Investment Company
Short Duration Bond Fund

Statements of Changes in Net Assets
	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,947	$12,335
Net realized gain (loss)	(2,090)	(3,955)
Net change in unrealized appreciation (depreciation)	(5,858)	(802)
Net increase (decrease) in net assets from operations	(1,001)	7,578
Distributions
From net investment income
Class A	(146)	(259)
Class C	(150)	(230)
Class E	(14)	(86)
Class M(1)	(153)	(33)
Class R6	(1)	(2)
Class S	(3,842)	(8,350)
Class Y	(1,546)	(2,856)
Net decrease in net assets from distributions	(5,852)	(11,816)
Share Transactions*
Net increase (decrease) in net assets from share transactions	(19,995)	(88,586)
Total Net Increase (Decrease) in Net Assets	(26,848)	(92,824)
Net Assets
Beginning of period	716,665	809,489
End of period	$689,817	$716,665
Undistributed (overdistributed) net investment income included in net assets	$1,809	$714

See accompanying notes which are an integral part of the financial statements.

536 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	96	$1,825	586	$11,211
Proceeds from reinvestment of distributions	8	143	13	246
Payments for shares redeemed	(189)	(3,585)	(635)	(12,138)
Net increase (decrease)	(85)	(1,617)	(36)	(681)
Class C
Proceeds from shares sold	151	2,846	282	5,364
Proceeds from reinvestment of distributions	8	148	12	227
Payments for shares redeemed	(377)	(7,114)	(971)	(18,441)
Net increase (decrease)	(218)	(4,120)	(677)	(12,850)
Class E
Proceeds from shares sold	40	764	31	595
Proceeds from reinvestment of distributions	1	14	5	82
Payments for shares redeemed	(41)	(770)	(756)	(14,474)
Net increase (decrease)	— **	8	(720)	(13,797)
Class M(1)
Proceeds from shares sold	303	5,781	814	15,615
Proceeds from reinvestment of distributions	8	153	2	33
Payments for shares redeemed	(100)	(1,899)	(29)	(551)
Net increase (decrease)	211	4,035	787	15,097
Class R6
Proceeds from shares sold	4	87	— **	— ***
Proceeds from reinvestment of distributions	— **	1	— **	2
Payments for shares redeemed	(—)**	(5)	(—)**	(—)***
Net increase (decrease)	4	83	— **	2
Class S
Proceeds from shares sold	3,538	67,354	9,063	173,477
Proceeds from reinvestment of distributions	199	3,787	432	8,277
Payments for shares redeemed	(4,040)	(76,939)	(15,574)	(298,348)
Net increase (decrease)	(303)	(5,798)	(6,079)	(116,594)
Class Y
Proceeds from shares sold	45	848	3,509	67,105
Proceeds from reinvestment of distributions	81	1,546	149	2,856
Payments for shares redeemed	(788)	(14,980)	(1,551)	(29,724)
Net increase (decrease)	(662)	(12,586)	2,107	40,237
Total increase (decrease)	(1,053)	$(19,995)	(4,618)	$(88,586)
** Less than 500 shares.
*** Less than $500.
(1) For the period March 16, 2017 (inception date) to October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 537

Russell Investment Company
Short Duration Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2018*	19.15	. 17	(. 22)	(. 05)	(. 14)	—
October 31, 2017	19.26	. 25	(. 12)	. 13	(. 24)	—
October 31, 2016	19.09	. 26	. 16	. 42	(. 24)	(. 01)
October 31, 2015	19.35	. 22	(. 14)	. 08	(. 22)	(. 12)
October 31, 2014	19.35	. 22	(. 01)	. 21	(. 18)	(. 03)
October 31, 2013	19.70	. 19	(. 11)	. 08	(. 23)	(. 20)

Class C
April 30, 2018*	18.99	. 09	(. 21)	(. 12)	(. 08)	—
October 31, 2017	19.10	. 10	(. 11)	(. 01)	(. 10)	—
October 31, 2016	18.94	. 12	. 15	. 27	(. 10)	(. 01)
October 31, 2015	19.21	. 08	(. 15)	(. 07)	(. 08)	(. 12)
October 31, 2014	19.23	. 08	(. 02)	. 06	(. 05)	(. 03)
October 31, 2013	19.59	. 05	(. 11)	(. 06)	(. 10)	(. 20)

Class E
April 30, 2018*	19.21	. 17	(. 22)	(. 05)	(. 14)	—
October 31, 2017	19.30	. 22	(. 09)	. 13	(. 22)	—
October 31, 2016	19.13	. 27	. 15	. 42	(. 24)	(. 01)
October 31, 2015	19.38	. 22	(. 13)	. 09	(. 22)	(. 12)
October 31, 2014	19.38	. 22	(. 01)	. 21	(. 18)	(. 03)
October 31, 2013	19.73	. 17	(. 08)	. 09	(. 24)	(. 20)

Class M
April 30, 2018*	19.17	. 20	(. 22)	(. 02)	(. 16)	—
October 31, 2017(9)	19.11	. 24	(. 03)	. 21	(. 15)	—

Class R6
April 30, 2018*	19.20	. 20	(. 23)	(. 03)	(. 16)	—
October 31, 2017	19.30	. 31	(. 11)	. 20	(. 30)	—
October 31, 2016(5)	18.97	. 21	. 30	. 51	(. 18)	—

Class S
April 30, 2018*	19.16	. 19	(. 21)	(. 02)	(. 16)	—
October 31, 2017	19.27	. 30	(. 12)	. 18	(. 29)	—
October 31, 2016	19.10	. 31	. 16	. 47	(. 29)	(. 01)
October 31, 2015	19.36	. 27	(. 14)	. 13	(. 27)	(. 12)
October 31, 2014	19.36	. 27	(. 01)	. 26	(. 23)	(. 03)
October 31, 2013	19.71	. 24	(. 11)	. 13	(. 28)	(. 20)

Class Y
April 30, 2018*	19.17	. 20	(. 21)	(. 01)	(. 17)	—
October 31, 2017	19.28	. 32	(. 13)	. 19	(. 30)	—
October 31, 2016	19.11	. 33	. 15	. 48	(. 30)	(. 01)
October 31, 2015	19.37	. 28	(. 14)	. 14	(. 28)	(. 12)
October 31, 2014	19.36	. 29	(. 01)	. 28	(. 24)	(. 03)
October 31, 2013	19.71	. 26	(. 11)	. 15	(. 30)	(. 20)

See accompanying notes which are an integral part of the financial statements.

538 Short Duration Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)

(. 14)	18.96	(. 25)	18,489	1.04	. 84	1.77	64
(. 24)	19.15	. 68	20,303	1.03	. 83	1.31	156
(. 25)	19.26	2.21	21,102	1.02	. 81	1.39	113
(. 34)	19.09	. 42	24,914	1.01	. 82	1.15	183
(. 21)	19.35	1.04	29,639	1.01	. 85	1.14	220
(. 43)	19.35	. 42	36,961	1.00	. 87	. 99	180

(. 08)	18.79	(. 61)	31,357	1.79	1.59	1.01	64
(. 10)	18.99	(. 06)	35,838	1.78	1.58	. 55	156
(. 11)	19.10	1.44	48,970	1.77	1.56	. 63	113
(. 20)	18.94	(. 34)	56,538	1.76	1.57	. 40	183
(. 08)	19.21	. 28	82,676	1.76	1.60	. 39	220
(. 30)	19.23	(. 32)	120,088	1.75	1.62	. 24	180

(. 14)	19.02	(. 25)	1,861	1.04	. 84	1.77	64
(. 22)	19.21	. 69	1,872	1.03	. 83	1.14	156
(. 25)	19.30	2.20	15,786	1.02	. 81	1.39	113
(. 34)	19.13	. 47	26,633	1.01	. 82	1.15	183
(. 21)	19.38	1.08	36,083	1.01	. 85	1.15	220
(. 44)	19.38	. 42	41,281	1.00	. 87	. 93	180

(. 16)	18.99	(. 08)	18,954	. 79	. 54	2.08	64
(. 15)	19.17	1.09	15,084	. 79	. 53	2.07	156

(. 16)	19.01	(. 13)	188	. 64	. 54	2.12	64
(. 30)	19.20	1.04	107	. 63	. 53	1.62	156
(. 18)	19.30	2.70	106	. 61	. 51	1.66	113

(. 16)	18.98	(. 10)	453,493	. 79	. 59	2.02	64
(. 29)	19.16	. 93	463,696	. 78	. 58	1.56	156
(. 30)	19.27	2.47	583,387	. 77	. 56	1.63	113
(. 39)	19.10	. 67	610,784	. 76	. 57	1.40	183
(. 26)	19.36	1.30	771,202	. 76	. 60	1.40	220
(. 48)	19.36	. 67	865,268	. 75	. 62	1.23	180

(. 17)	18.99	(. 07)	165,475	. 59	. 51	2.09	64
(. 30)	19.17	1.01	179,765	. 58	. 50	1.64	156
(. 31)	19.28	2.54	140,138	. 57	. 48	1.71	113
(. 40)	19.11	. 75	160,926	. 56	. 49	1.46	183
(. 27)	19.37	1.41	263,932	. 56	. 51	1.49	220
(. 50)	19.36	. 78	256,684	. 56	. 51	1.36	180

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 539

Russell Investment Company
Short Duration Bond Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:

Advisory fees	$210,868
Administration fees	27,508
Distribution fees	23,525
Shareholder servicing fees	6,940
Transfer agent fees	34,444
Trustee fees	4,951
$308,236

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$33,953	$393,815	$404,532	$—	$—	$23,236	$269	$—
	$33,953	$393,815	$404,532	$—	$—	$23,236	$269	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$697,372,000
Unrealized Appreciation	$1,502,104
Unrealized Depreciation	(8,779,675)
Net Unrealized Appreciation (Depreciation)	$(7,277,571)

See accompanying notes which are an integral part of the financial statements.

540 Short Duration Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$1,022.10	$1,020.38
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$4.46	$4.46

Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2018	$1,018.30	$1,016.66
	Expenses Paid During Period*	$8.21	$8.20
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.64%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2017	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2018	$1,022.90	$1,020.38
of other funds.	Expenses Paid During Period*	$4.46	$4.46

* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Tax-Exempt High Yield Bond Fund 541

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,023.80	$1,022.12
Expenses Paid During Period*	$2.71	$2.71

* Expenses are equal to the Fund's annualized expense ratio of 0.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,023.30	$1,021.62
Expenses Paid During Period*	$3.21	$3.21

* Expenses are equal to the Fund's annualized expense ratio of 0.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

542 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 97.5%
Alabama - 1.3%
Alabama Industrial Development Authority Revenue Bonds(~)	500	6.450	12/01/23	500
County of Jefferson Alabama General Obligation Limited(µ)	425	5.000	04/01/23	426
County of Jefferson Alabama General Obligation Unlimited(µ)	1,590	5.000	04/01/20	1,593
County of Jefferson Alabama Sewer Revenue Bonds	1,220	7.000	10/01/51	1,472
County of Jefferson Alabama Sewer Revenue Bonds	2,915	6.500	10/01/53	3,422
County of Jefferson Alabama Sewer Revenue Bonds	500	6.000	10/01/42	575
Montgomery Educational Building Authority Revenue Bonds	820	5.000	10/01/36	845
				8,833
Alaska - 0.8%
City of Valdez Alaska Revenue Bonds(~)(Ê)	500	0.900	05/01/31	500
Northern Tobacco Securitization Corp. Revenue Bonds	4,600	5.000	06/01/46	4,590
Northern Tobacco Securitization Corp. Revenue Bonds	600	8.642	06/01/46	64
				5,154
Arizona - 1.1%
Arizona Health Facilities Authority Revenue Bonds(Ê)	3,380	1.220	01/01/37	3,156
Arizona Industrial Development Authority Revenue Bonds	1,500	6.000	07/01/37	1,579
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds	800	5.000	07/01/35	834
Industrial Development Authority of the County of Pima (The) Revenue Bonds	250	4.500	06/01/30	269
Industrial Development Authority of the County of Pima (The) Revenue Bonds	800	5.125	12/01/40	825
Maricopa County Industrial Development Authority Revnue Bonds	685	4.000	01/01/41	699
				7,362
California - 10.7%
Alameda Corridor Transportation Authority Revenue Bonds	150	5.000	10/01/37	166
Alhambra Unified School District General Obligation Unlimited(µ)	1,150	4.220	08/01/37	553
Anaheim Community Facilities District Special Tax	125	4.000	09/01/46	125
Atascadero Unified School District General Obligation Unlimited(µ)	1,680	4.000	08/01/42	1,727
California County Tobacco Securitization Agency Revenue Bonds	470	5.250	06/01/45	471
California County Tobacco Securitization Agency Revenue Bonds	300	5.700	06/01/46	301
California County Tobacco Securitization Agency Revenue Bonds	4,500	7.296	06/01/55	349
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	02/01/42	1,115
California Municipal Finance Authority Revenue Bonds	1,500	5.000	11/01/36	1,605
California Municipal Finance Authority Revenue Bonds	1,000	4.250	02/01/40	1,022
California Municipal Finance Authority Revenue Bonds	1,000	5.375	11/01/40	1,087
California Municipal Finance Authority Revenue Bonds	125	5.000	02/01/47	135
California Municipal Finance Authority Revenue Bonds	3,700	5.000	06/01/50	3,970
California Pollution Control Financing Authority Revenue Bonds	1,000	3.375	07/01/25	1,018
California Pollution Control Financing Authority Revenue Bonds	1,720	5.000	11/21/45	1,823
California School Finance Authority Revenue Bonds	1,000	5.000	07/01/37	1,087
California School Finance Authority Revenue Bonds	500	5.000	08/01/45	533
California Statewide Communities Development Authority Pollution Control Revenue
Bonds(~)(Ê)	550	0.830	05/15/24	550
California Statewide Communities Development Authority Revenue Bonds	460	5.000	05/15/32	509
California Statewide Communities Development Authority Revenue Bonds(Å)	200	5.000	11/01/32	218
California Statewide Communities Development Authority Revenue Bonds	150	5.000	05/15/42	166
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	10/01/43	1,063
California Statewide Communities Development Authority Revenue Bonds	500	5.750	01/15/45	533
California Statewide Communities Development Authority Revenue Bonds	2,600	5.000	12/01/46	2,738
California Statewide Communities Development Authority Revenue Bonds	2,225	5.000	04/01/47	2,449

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 543

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
California Statewide Communities Development Authority Revenue Bonds	150	5.000	05/15/47	166
California Statewide Communities Development Authority Revenue Bonds	125	5.000	05/15/50	138
California Statewide Communities Development Authority Revenue Bonds	665	5.500	12/01/54	715
California Statewide Communities Development Authority Revenue Bonds	2,500	5.250	12/01/56	2,657
California Statewide Communities Development Authority Special Tax	500	4.000	09/01/19	511
California Statewide Communities Development Authority Special Tax	1,085	4.000	09/01/20	1,125
California Statewide Communities Development Authority Special Tax	500	4.250	09/01/22	533
California Statewide Financing Authority Revenue Bonds	3,175	7.459	06/01/46	429
California Statewide Financing Authority Revenue Bonds	20,000	8.602	06/01/55	983
City of Atwater Wastewater Revenue Bonds(µ)	240	5.000	05/01/43	269
City of Long Beach California Marina System Revenue Bonds	225	5.000	05/15/40	246
City of Long Beach California Marina System Revenue Bonds	1,185	5.000	05/15/45	1,289
City of Roseville Special Tax	100	5.000	09/01/33	111
Dublin Community Facilities District Improvement Area No. 1 Special Tax	100	5.000	09/01/37	111
Dublin Community Facilities District Improvement Area No. 1 Special Tax Bonds	340	5.000	09/01/47	371
Foothill-Eastern Transportation Corridor Agency Revenue Bonds	100	6.000	01/15/49	116
Foothill-Eastern Transportation Corridor Agency Revenue Bonds(~)	2,500	3.950	01/15/53	2,444
Fremont Community Facilities District No. 1 Special Tax	1,255	5.000	09/01/26	1,423
Golden State Tobacco Securitization Corp. General Obligation Unlimited	150	5.000	06/01/40	166
Golden State Tobacco Securitization Corp. Revenue Bonds	1,995	5.300	06/01/37	2,042
Golden State Tobacco Securitization Corp. Revenue Bonds	3,395	5.000	06/01/45	3,751
Golden State Tobacco Securitization Corp. Revenue Bonds	700	5.125	06/01/47	700
Golden State Tobacco Securitization Corp. Revenue Bonds	200	8.205	06/01/47	29
Golden State Tobacco Securitization Corp. Revenue Bonds	10,000	10.494	06/01/47	1,264
Irvine Unified School District Special Tax Bonds	70	5.000	09/01/47	77
Irvine Unified School District Special Tax Bonds	75	5.000	03/01/57	82
Jurupa Public Financing Authority Special Tax	1,000	5.000	09/01/43	1,083
M-S-R Energy Authority Revenue Bonds	2,250	6.500	11/01/39	3,108
Natomas Unified School District General Obligation Unlimited(µ)	425	4.000	08/01/42	440
Northern California Gas Authority No. 1(Ê)	1,525	1.489	07/01/27	1,487
Orange County Community Facilities District Special Tax	100	5.000	08/15/47	110
Palomar Health Certificate Of Participation	450	6.750	11/01/39	482
Palomar Health Certificate Of Participation	500	6.000	11/01/41	548
Palomar Health Revenue Bonds(µ)	665	5.000	11/01/47	739
Poway Unified School District General Obligation Unlimited	1,300	4.383	08/01/40	533
Rancho Cordova Community Facilities District Special Tax	125	3.000	09/01/34	112
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê)	1,000	0.924	05/15/43	855
River Islands Public Financing Authority Special Tax	150	5.375	09/01/31	160
River Islands Public Financing Authority Special Tax	100	5.250	09/01/34	105
River Islands Public Financing Authority Special Tax	940	5.500	09/01/45	1,000
Riverside County Public Financing Authority Tax Allocation(µ)	150	4.000	10/01/40	153
Riverside County Redevelopment Successor Agency Tax Allocation(µ)	300	4.000	10/01/39	310
Riverside County Redevelopment Successor Agency Tax Allocation(µ)	125	4.000	10/01/40	128
Sacramento Airport System Revenue Bonds	190	5.000	07/01/39	216
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ)(Ê)	1,515	0.719	12/01/35	1,454
San Francisco City & County Redevelopment Agency Tax Allocation	1,190	5.000	08/01/35	1,347
San Jacinto Community Facilities District Special Tax	280	5.000	09/01/33	313
San Jacinto Community Facilities District Special Tax	335	5.000	09/01/34	373

See accompanying notes which are an integral part of the financial statements.

544 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	1,000	5.000	01/15/29	1,115
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	380	5.250	01/15/49	411
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	2,875	5.000	01/15/50	3,097
Silicon Valley Tobacco Securitization Authority Revenue Bonds	7,000	8.018	06/01/56	580
State of California General Obligation Unlimited	2,000	5.000	08/01/46	2,268
Tobacco Securitization Authority of Northern California Revenue Bonds	800	5.500	06/01/45	800
				70,388
Colorado – 2.9%
BNC Metropolitan District No. 1 General Obligation Unlimited	1,090	7.375	12/15/47	1,094
Brighton Crossing Metropolitan District No 4 General Obligation Unlimited	1,220	5.000	12/01/47	1,240
Canyons Metropolitan District General Obligation Limited	500	6.125	12/01/47	503
City & County of Denver Certificate of Participation(~)(Ê)	600	0.700	12/01/29	600
City and County of Denver Special Facilities Airport Revenue Bonds	550	5.000	10/01/32	590
Clear Creek Station Metropolitan District No. 2 General Obligation Unlimited	500	5.000	12/01/47	504
Colorado Health Facilities Authority Revenue Bonds	190	5.000	06/01/47	204
Colorado High Performance Transportation Enterprise Revenue Bonds	35	5.000	12/31/47	38
Colorado High Performance Transportation Enterprise Revenue Bonds	35	5.000	12/31/51	38
Colorado High Performance Transportation Enterprise Revenue Bonds	75	5.000	12/31/56	81
Copperleaf Metropolitan District No 3 General Obligation Unlimited	500	5.125	12/01/47	485
Cornerstar Metropolitan District General Obligation Unlimited	500	5.250	12/01/47	514
Denver Health & Hospital Authority Revenue Bonds(Å)	100	5.000	12/01/26	111
Denver Health & Hospital Authority Revenue Bonds(Å)	220	5.000	12/01/27	246
Denver Health & Hospital Authority Revenue Bonds(Å)	230	5.000	12/01/28	258
Denver Health & Hospital Authority Revenue Bonds(Ê)	1,000	1.289	12/01/33	933
Denver Health & Hospital Authority Revenue Bonds(Å)	300	5.000	12/01/34	328
Denver Health & Hospital Authority Revenue Bonds(Å)	200	4.000	12/01/35	190
Denver Health & Hospital Authority Revenue Bonds(Å)	200	4.000	12/01/36	188
Denver Health & Hospital Authority Revenue Bonds	1,500	5.250	12/01/45	1,601
Dominion Water & Sanitation District Revenue Bonds	500	5.250	12/01/27	522
Dominion Water & Sanitation District Revenue Bonds	575	5.750	12/01/36	600
Eaton Area Park & Recreation District General Obligation Limited	725	5.250	12/01/34	763
Eaton Area Park & Recreation District General Obligation Limited	525	5.500	12/01/38	558
Foothills Metropolitan District Special Assessment	500	6.000	12/01/38	510
High Plains Metropolitan District General Obligation Unlimited(µ)	25	5.000	12/01/35	28
High Plains Metropolitan District General Obligation Unlimited(µ)	100	4.000	12/01/47	98
Lakes at Centerra Metropolitan District No. 2 General Obligation Unlimited	500	5.250	12/01/47	502
North Range Metropolitan District General Obligation	500	5.750	12/01/47	501
Palisade Metropolitan District No. 2 General Obligation Limited	500	5.000	12/01/46	502
Park 70 Metropolitan District General Obligation Unlimited	1,000	5.000	12/01/36	1,052
Prairie Center Metropolitan District No. 3 Revenue Bonds(Å)	500	5.000	12/15/41	509
Southlands Metropolitan District No, 1 General Obligation Unlimited	1,000	5.000	12/01/47	1,058
St. Vrain Lakes Metropolitan District No 2 General Obligation Unlimited	500	5.125	12/01/47	498
Sterling Hills West Metropolitan District General Obligation Unlimited	100	5.000	12/01/39	108
Timnath Ranch Metropolitan District No. 4 General Obligation Unlimited	500	5.250	12/01/37	498
Westown Metropolitan District General Obligation Unlimited	500	5.000	12/01/47	487
Whispering Pines Metropolitan District No 1 General Obligation Unlimited	500	7.375	12/15/47	492
				19,032
Connecticut - 0.6%
City of Hartford General Obligation Unlimited	310	4.000	04/01/22	324

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 545

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Hartford General Obligation Unlimited	150	5.000	04/01/24	163
City of Hartford General Obligation Unlimited	465	5.000	04/01/26	503
City of Hartford General Obligation Unlimited	180	5.000	04/01/29	191
City of Hartford General Obligation Unlimited	1,000	5.000	04/01/31	1,069
City of West Haven General Obligation Unlimited	400	5.000	11/01/32	421
City of West Haven General Obligation Unlimited	350	5.000	11/01/37	362
Mohegan Tribal Finance Authority Revenue Bonds(Å)	610	7.000	02/01/45	642
				3,675
Delaware - 0.1%
Delaware State Health Facilities Authority Revenue Bonds	325	4.000	07/01/43	326

District of Columbia - 0.8%
District of Columbia General Obligation Unlimited	215	4.000	06/01/37	224
District of Columbia Revenue Bonds	145	6.250	10/01/23	157
District of Columbia Revenue Bonds	750	5.000	07/01/37	778
District of Columbia Revenue Bonds	1,000	6.500	10/01/41	1,071
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds	4,000	7.666	06/15/46	619
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds	2,475	5.000	10/01/53	2,624
				5,473
Florida - 8.3%
Anthem Park Community Development District Special Assessment	135	4.750	05/01/36	125
Avalon Groves Community Development District Special Assessment	150	6.000	05/01/48	149
Avelar Creek Community Development District Special Assessment	100	4.000	05/01/36	102
Bannon Lakes Community Development District Special Assessment	100	5.000	11/01/48	105
Bartram Park Community Development District Special Assessment	755	4.500	05/01/25	781
Bartram Park Community Development District Special Assessment	495	4.250	05/01/29	520
Bartram Park Community Development District Special Assessment	495	4.500	05/01/35	511
Bay Laurel Center Community Development District Special Assessment	100	4.000	05/01/37	98
Baywinds Community Development District Special Assessment	175	4.250	05/01/37	179
Bonterra Community Development District Special Assessment	1,570	4.125	05/01/47	1,490
Bonterra Community Development District Special Assessment	660	5.000	05/01/47	650
Brookstone Community Development District Special Assessment(Å)	125	3.875	11/01/23	125
Brookstone Community Development District Special Assessment(Å)	275	5.250	11/01/48	276
Caribe Palm Community Development District Special Assessment Bonds	77	3.500	05/01/19	78
Caribe Palm Community Development District Special Assessment Bonds	81	3.500	05/01/20	83
Caribe Palm Community Development District Special Assessment Bonds	85	3.500	05/01/21	88
Caribe Palm Community Development District Special Assessment Bonds	83	3.500	05/01/22	86
Caribe Palm Community Development District Special Assessment Bonds	87	3.500	05/01/23	90
Caribe Palm Community Development District Special Assessment Bonds	40	4.000	05/01/24	42
Caribe Palm Community Development District Special Assessment Bonds	94	4.000	05/01/25	99
Caribe Palm Community Development District Special Assessment Bonds	97	4.000	05/01/26	101
Caribe Palm Community Development District Special Assessment Bonds	558	4.250	05/01/31	582
Caribe Palm Community Development District Special Assessment Bonds	545	4.500	05/01/35	574
Charlotte County Industrial Development Authority Revenue Bonds(Å)	250	5.500	10/01/36	241
City of Atlantic Beach Florida Revenue Bonds	1,000	5.000	11/15/37	1,061
City of Broward Airport System Revenue Bonds	200	5.000	10/01/47	223
City of Cape Coral Florida Water & Sewer Revenue Bonds	1,000	4.000	10/01/36	1,023
City of Tampa Florida Revenue Bonds	960	5.000	04/01/45	1,042
Concord Station Community Development District Special Assessment	275	3.625	05/01/35	264

See accompanying notes which are an integral part of the financial statements.

546 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Concord Station Community Development District Special Assessment	285	3.750	05/01/46	268
Concord Station Community Development District Special Assessment	100	4.750	05/01/46	97
Corkscrew Farms Community Development District Special Assessment(Å)	100	5.000	11/01/38	98
Corkscrew Farms Community Development District Special Assessment(Å)	200	5.125	11/01/50	196
Coronado Community Development District Special Assessment	25	4.000	05/01/31	25
Coronado Community Development District Special Assessment	44	4.250	05/01/38	45
Country Greens Community Development District Special Assessment	160	3.000	05/01/24	159
Country Greens Community Development District Special Assessment	50	3.200	05/01/25	50
Country Greens Community Development District Special Assessment	345	3.875	05/01/31	343
Country Greens Community Development District Special Assessment	130	4.000	05/01/34	130
County of Osceola Florida Revenue Bonds	3,700	6.000	10/01/24	2,964
Davenport Road South Community Development District Special Assessment(Å)	100	5.000	11/01/38	98
Davenport Road South Community Development District Special Assessment(Å)	150	5.125	11/01/48	147
Durbin Crossing Community Development District Special Assessment(µ)	75	3.750	05/01/34	74
Durbin Crossing Community Development District Special Assessment(µ)	125	4.000	05/01/37	125
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	115	3.000	05/01/19	116
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	120	3.000	05/01/20	122
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	120	3.000	05/01/21	122
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	125	3.000	05/01/22	127
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	130	3.000	05/01/23	131
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	130	3.000	05/01/24	129
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	135	3.250	05/01/25	134
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	140	3.500	05/01/26	140
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	790	3.750	05/01/31	784
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	1,170	4.000	05/01/37	1,163
Escambia County Health Facilities Authority Revenue Bonds	1,000	6.000	08/15/36	1,073
Florida Development Finance Corp. Revenue Bonds(~)(Å)(ae)(Ê)	150	5.000	08/01/22	155
Florida Development Finance Corp. Revenue Bonds(~)(Å)(ae)(Ê)	900	5.625	01/01/28	925
Flow Way Community Development District Special Assessment	100	5.000	11/01/47	104
Fontainbleau Lakes Community Development District Special Assessment	45	4.000	05/01/31	46
Grand Bay at Doral Community Development District Special Assessment	65	4.750	05/01/36	65
Grand Bay at Doral Community Development District Special Assessment	65	5.000	05/01/46	65
Greater Orlando Aviation Authority Revenue Bonds	750	5.000	11/15/36	788
Hacienda Lakes Community Development District Special Assessment	100	4.625	05/01/46	99
Hawks Point Community Development District Special Assessment Bonds(Å)	185	4.250	05/01/35	191
Heights Community Development District County of Hillsborough Special Assessment	150	5.000	01/01/38	152
Heights Community Development District County of Hillsborough Special Assessment	300	5.000	01/01/50	303
Heritage Isle at Viera Community Development District Special Assessment Bonds(µ)	50	3.400	05/01/37	46
Highlands Community Development District Special Assessment	200	4.250	05/01/36	205
Highlands Meadows II Community Development District Special Assessment	470	5.375	11/01/37	486
Highlands Meadows II Community Development District Special Assessment	105	5.500	11/01/47	108
Hillcrest Community Development District Special Assessment	100	5.000	11/01/48	103
Isles of Bartram Park Community Development District Special Assessment	155	4.625	11/01/37	153

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 547

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
K-Bar Ranch II Community Development District Special Assessment(Å)	185	4.500	05/01/38	181
K-Bar Ranch II Community Development District Special Assessment(Å)	275	4.625	05/01/48	267
Lake Frances Community Development District Special Assessment	72	3.000	05/01/19	73
Lake Frances Community Development District Special Assessment	71	3.000	05/01/20	72
Lake Frances Community Development District Special Assessment	75	3.000	05/01/21	77
Lake Frances Community Development District Special Assessment	79	3.000	05/01/22	81
Lake Frances Community Development District Special Assessment	82	3.000	05/01/23	84
Lake Frances Community Development District Special Assessment	81	3.000	05/01/24	82
Lake Frances Community Development District Special Assessment	84	3.000	05/01/25	84
Lake Frances Community Development District Special Assessment	87	3.000	05/01/26	86
Lake Frances Community Development District Special Assessment	492	4.000	05/01/31	505
Lake Frances Community Development District Special Assessment	689	4.000	05/01/37	694
Lakewood Ranch Stewardship District Special Assessment	100	4.000	05/01/21	101
Lakewood Ranch Stewardship District Special Assessment	100	4.250	05/01/26	101
Lakewood Ranch Stewardship District Special Assessment	980	4.875	05/01/35	993
Lakewood Ranch Stewardship District Special Assessment	100	5.000	05/01/36	104
Lakewood Ranch Stewardship District Special Assessment(Å)	100	5.000	05/01/37	104
Lakewood Ranch Stewardship District Special Assessment	150	5.250	05/01/37	158
Lakewood Ranch Stewardship District Special Assessment	420	5.125	05/01/46	433
Lakewood Ranch Stewardship District Special Assessment(Å)	100	5.125	05/01/47	104
Lakewood Ranch Stewardship District Special Assessment	175	5.375	05/01/47	184
Landings at Miami Community Development District Special Assessment(Å)	100	4.625	11/01/38	98
Landings at Miami Community Development District Special Assessment(Å)	100	4.750	11/01/48	97
Lee County Industrial Development Authority Revenue Bonds	1,740	5.625	12/01/37	1,761
Meadow Pointe III Community Development District Special Assessment	115	3.500	05/01/24	116
Meadow Pointe III Community Development District Special Assessment	520	4.400	05/01/31	537
Meadow Pointe IV Community Development District Special Assessment	115	3.400	05/01/24	116
Meadow Pointe IV Community Development District Special Assessment	120	3.400	05/01/25	120
Meadow Pointe IV Community Development District Special Assessment	675	4.100	05/01/30	676
Mediterranea Community Development District Special Assessment	100	5.000	05/01/48	100
Miami Beach Health Facilities Authority Revenue Bonds	2,250	5.000	11/15/39	2,379
Miami Health Facilities Authority Revenue Bonds	1,750	5.125	07/01/38	1,905
Miami World Center Community Development District Special Assessment	400	5.125	11/01/39	416
Miami World Center Community Development District Special Assessment	1,150	5.250	11/01/49	1,208
Miami-Dade County Educational Facilites Authority Revenue Bonds	480	4.000	04/01/53	479
Mid-Bay Bridge Authority Revenue Bonds	1,000	5.000	10/01/40	1,084
Moody River Estates Community Development District Special Assessment	500	4.000	05/01/31	510
Oak Creek Community Development District Special Assessment	185	3.750	05/01/24	187
Oak Creek Community Development District Special Assessment	190	3.850	05/01/25	192
Oak Creek Community Development District Special Assessment	200	4.000	05/01/26	204
Oak Creek Community Development District Special Assessment	1,150	4.450	05/01/31	1,193
Orchid Grove Community Development District Special Assessment	790	3.625	05/01/21	788
Orchid Grove Community Development District Special Assessment	1,245	5.000	05/01/36	1,261
Palm Glades Community Development District Special Assessment	350	3.750	05/01/31	347
Palm Glades Community Development District Special Assessment	120	5.000	05/01/39	121
Putnam County Development Authority Revenue Bonds(Ê)	1,000	1.730	09/01/24	1,000
Reunion East Community Development District Special Assessment	750	5.000	05/01/25	788
Reunion East Community Development District Special Assessment	755	5.000	05/01/33	784

See accompanying notes which are an integral part of the financial statements.

548 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Reunion East Community Development District Special Assessment	190	6.600	05/01/33	194
South Fork III Community Development District Special Assessment	200	5.000	05/01/38	196
South Kendall Community Development District Special Assessment	100	4.125	11/01/40	99
South-Dade Venture Community Development District Special Assessment	1,000	5.125	05/01/33	1,070
Talis Park Community Development District Special Assessment	140	4.000	05/01/33	136
Tapestry Community Development District Special Assessment	100	5.000	05/01/46	104
Tisons Landing Community Development District Special Assessment	230	3.375	05/01/32	219
Tolomato Community Development District Special Assessment(µ)	200	3.750	05/01/40	194
Tolomato Community Development District Special Assessment(Å)	100	5.625	05/01/40	99
Touchstone Community Development District Special Assessment(Å)	100	4.625	06/15/38	99
Touchstone Community Development District Special Assessment(Å)	100	4.750	06/15/48	99
Triple Creek Community Development District Special Assessment	55	5.250	11/01/27	57
Triple Creek Community Development District Special Assessment	80	6.125	11/01/46	84
TSR Community Development District Special Assessment	200	4.750	11/01/47	198
Two Creeks Community Development District Special Assessment	325	4.200	05/01/26	323
Two Creeks Community Development District Special Assessment	100	3.500	05/01/32	99
Two Creeks Community Development District Special Assessment	100	3.625	05/01/37	99
Two Lakes Community Development District Special Assessment Bonds(Å)	290	4.000	12/15/28	288
Two Lakes Community Development District Special Assessment Bonds(Å)	200	5.000	12/15/47	204
Union Park East Community Development District Special Assessment Bonds(Å)	100	5.500	11/01/47	102
Venetian Community Development District Special Assessment	420	5.000	05/01/23	433
Ventana Community Development District Special Assessment(Å)	500	5.000	05/01/38	494
Ventana Community Development District Special Assessment(Å)	500	5.125	05/01/49	493
Verandah East Community Development District Special Assessment	200	4.000	05/01/31	194
Verano 1 Community Development District Special Assessment	230	4.750	11/01/25	234
Verano 1 Community Development District Special Assessment(Å)	100	4.000	05/01/31	102
Verano 1 Community Development District Special Assessment	250	5.125	11/01/35	261
Verano 1 Community Development District Special Assessment(Å)	100	4.000	05/01/37	99
Verano 1 Community Development District Special Assessment	250	5.250	11/01/46	264
Village Community Development District No. 12 Special Assessment(Å)	700	4.375	05/01/50	712
Vizcaya in Kendall Community Development District Special Assessment	100	4.125	11/01/46	96
Volusia County Educational Facility Authority Revenue Bonds	240	5.000	06/01/45	268
Waterford Landing Community Development District Special Assessment	145	5.500	05/01/34	154
Waterford Landing Community Development District Special Assessment	150	5.750	05/01/44	160
Winding Cypress Community Development District Special Assessment	100	5.000	11/01/45	102
				54,706
Georgia - 1.0%
Cobb County Development Authority Revenue Bonds	1,500	5.000	07/15/38	1,583
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds	100	5.000	03/01/47	104
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds	100	5.125	03/01/52	104
Marietta Development Authority Revenue Bonds	1,000	5.000	11/01/47	1,039
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	915	0.784	10/01/24	908
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	1,225	0.834	10/01/33	1,128
Monroe County Development Authority Revenue Bonds(~)(Ê)	800	1.150	11/01/48	800
Private Colleges & Universities Authority Revenue Bonds	1,000	5.000	10/01/40	1,048
				6,714
Guam - 1.4%
Guam Government Waterworks Authority Revenue Bonds	50	5.000	07/01/33	54

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 549

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Guam Government Waterworks Authority Revenue Bonds	40	5.000	07/01/35	43
Guam Government Waterworks Authority Revenue Bonds	80	5.000	07/01/36	86
Guam Government Waterworks Authority Revenue Bonds	60	5.000	07/01/37	64
Guam Government Waterworks Authority Revenue Bonds	200	5.000	07/01/40	213
Guam Government Waterworks Authority Revenue Bonds	1,000	5.500	07/01/43	1,084
Guam Government Waterworks Authority Revenue Bonds	1,880	5.000	01/01/46	1,982
Territory of Guam Revenue Bonds	900	5.000	11/15/19	931
Territory of Guam Revenue Bonds	615	5.000	11/15/30	660
Territory of Guam Revenue Bonds	500	5.000	12/01/31	539
Territory of Guam Revenue Bonds	1,500	5.000	11/15/35	1,584
Territory of Guam Revenue Bonds	2,000	5.125	01/01/42	2,062
Territory of Guam Revenue Bonds	100	5.000	12/01/46	105
				9,407
Hawaii - 0.3%
State of Hawaii Department of Budget & Finance Revenue Bonds	2,210	5.000	01/01/30	2,251

Idaho - 0.1%
County of Nez Perce Pollution Control Revenue Bonds	825	2.750	10/01/24	809

Illinois – 11.8%
Chicago Board of Education Capital Improvement Tax Bonds	500	5.750	04/01/35	565
Chicago Board of Education General Obligation Unlimited	145	4.250	12/01/18	147
Chicago Board of Education General Obligation Unlimited(µ)	1,000	5.000	12/01/27	1,020
Chicago Board of Education General Obligation Unlimited	100	5.000	12/01/29	100
Chicago Board of Education General Obligation Unlimited(µ)	345	5.078	12/01/29	202
Chicago Board of Education General Obligation Unlimited	150	5.125	12/01/32	152
Chicago Board of Education General Obligation Unlimited	1,200	5.000	12/01/34	1,203
Chicago Board of Education General Obligation Unlimited	100	5.250	12/01/35	101
Chicago Board of Education General Obligation Unlimited	75	5.250	12/01/39	75
Chicago Board of Education General Obligation Unlimited	1,210	5.500	12/01/39	1,221
Chicago Board of Education General Obligation Unlimited	430	5.000	12/01/41	426
Chicago Board of Education General Obligation Unlimited	100	5.000	04/01/42	107
Chicago Board of Education General Obligation Unlimited	445	5.000	12/01/42	440
Chicago Board of Education General Obligation Unlimited	2,000	7.000	12/01/42	2,357
Chicago Board of Education General Obligation Unlimited	2,000	7.000	12/01/44	2,293
Chicago Board of Education General Obligation Unlimited	100	5.000	04/01/46	107
Chicago Board of Education General Obligation Unlimited	200	5.000	12/01/46	196
Chicago Board of Education General Obligation Unlimited	1,460	6.500	12/01/46	1,648
Chicago Board of Education General Obligation Unlimited(Å)	1,500	7.000	12/01/46	1,764
Chicago Board of Education Special Tax	3,245	6.000	04/01/46	3,771
Chicago General Obligation Unlimited	1,000	5.000	01/01/35	1,016
Chicago O'Hare International Airport Revenue Bonds	1,000	5.000	01/01/46	1,072
Chicago O'Hare International Airport Revenue Bonds	1,000	5.000	07/01/48	1,086
Chicago Sales Tax Revenue Bonds	1,540	5.000	01/01/41	1,696
Chicago Transit Authority Revenue Bonds	3,500	5.000	12/01/46	3,730
Chicago Wastewater Transmission Revenue Bonds(µ)	75	5.250	01/01/42	84
Chicago Wastewater Transmission Revenue Bonds(µ)	210	4.000	01/01/52	208
City of Chicago General Obligation Unlimited	500	5.250	01/01/28	533
City of Chicago General Obligation Unlimited	235	5.000	01/01/33	238
City of Chicago General Obligation Unlimited	100	5.250	01/01/35	102

See accompanying notes which are an integral part of the financial statements.

550 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Chicago Illinois General Obligation Unlimited(µ)	2,155	5.000	01/01/29	2,158
City of Chicago Illinois General Obligation Unlimited	250	5.500	01/01/31	266
City of Chicago Illinois General Obligation Unlimited	2,025	6.000	01/01/38	2,238
City of Chicago Illinois General Obligation Unlimited	2,465	5.500	01/01/42	2,569
City of Chicago Illinois Revenue Bonds	900	5.000	01/01/34	1,038
City of Chicago Illinois Revenue Bonds	3,000	5.250	01/01/38	3,329
City of Chicago Illinois Waterworks Revenue Bonds	100	5.000	11/01/29	111
City of Springfield Illinois Electric Revenue Bonds(µ)	775	4.000	03/01/40	783
Cook County Community College District No. 508 General Obligation Unlimited	1,000	5.500	12/01/38	1,050
Illinois Finance Authority Revenue Bonds(ae)	560	6.000	05/15/20	604
Illinois Finance Authority Revenue Bonds	1,375	5.000	05/15/31	1,460
Illinois Finance Authority Revenue Bonds	320	5.000	04/01/36	307
Illinois Finance Authority Revenue Bonds	1,000	5.000	09/01/36	1,072
Illinois Finance Authority Revenue Bonds	1,865	5.000	05/15/37	1,994
Illinois Finance Authority Revenue Bonds	630	5.000	12/01/37	652
Illinois Finance Authority Revenue Bonds	1,000	6.500	04/01/39	1,045
Illinois Finance Authority Revenue Bonds	255	6.000	05/15/39	272
Illinois Finance Authority Revenue Bonds(~)	350	6.500	10/15/40	372
Illinois Finance Authority Revenue Bonds	100	5.100	12/01/43	99
Illinois Finance Authority Revenue Bonds	1,000	6.500	04/01/44	1,045
Illinois Finance Authority Revenue Bonds	1,000	5.000	08/01/46	1,067
Illinois Finance Authority Revenue Bonds	100	5.000	09/01/46	106
Illinois Finance Authority Revenue Bonds	100	5.000	05/15/47	106
Illinois Finance Authority Revenue Bonds	1,500	5.000	12/01/47	1,542
Illinois Finance Authority Revenue Bonds	150	5.250	12/01/53	148
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds	1,000	5.000	02/15/50	1,053
Illinois General Obligation Unlimited	1,625	5.000	11/01/25	1,693
Illinois General Obligation Unlimited	500	5.000	12/01/35	512
Illinois General Obligation Unlimited	240	5.000	05/01/42	243
Illinois General Obligation Unlimited	250	5.000	12/01/42	254
Illinois General Obligation Unlimited	240	5.000	05/01/43	243
Illinois State University Revenue Bonds(µ)	250	5.000	04/01/36	270
Illinois State University Revenue Bonds(µ)	225	5.000	04/01/37	243
Illinois State University Revenue Bonds(µ)	200	5.000	04/01/38	215
Illinois State University Revenue Bonds(µ)	275	5.000	04/01/39	296
Metropolitan Pier & Exposition Authority Revenue Bonds	1,000	5.000	12/15/28	1,043
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)	10	2.988	06/15/30	7
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)	210	4.627	06/15/30	121
Metropolitan Pier & Exposition Authority Revenue Bonds	1,075	5.000	06/15/52	1,098
Metropolitan Pier & Exposition Authority Revenue Bonds	5,600	5.047	12/15/54	801
Metropolitan Pier & Exposition Authority Revenue Bonds	5,800	5.468	12/15/56	741
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)	1,600	4.752	12/15/56	249
Metropolitan Pier & Exposition Authority Revenue Bonds	1,970	5.000	06/15/57	2,062
Springfield Metropolitan Sanitation District General Obligation Limited	1,000	5.750	01/01/53	1,122
State of Illinois General Obligation Unlimited	240	4.000	01/01/21	242
State of Illinois General Obligation Unlimited	255	5.000	08/01/21	265
State of Illinois General Obligation Unlimited	125	5.000	11/01/21	130
State of Illinois General Obligation Unlimited	475	5.000	11/01/27	495

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 551

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
State of Illinois General Obligation Unlimited	1,000	5.250	02/01/28	1,005
State of Illinois General Obligation Unlimited	1,000	5.000	05/01/29	1,020
State of Illinois General Obligation Unlimited	4,450	5.000	11/01/29	4,588
State of Illinois General Obligation Unlimited(µ)	875	4.000	02/01/30	905
State of Illinois General Obligation Unlimited(µ)	265	4.000	02/01/31	273
State of Illinois General Obligation Unlimited	1,910	4.500	12/01/41	1,794
State of Illinois Revenue Bonds(µ)	1,310	3.000	06/15/32	1,210
Town of Cortland Illinois Special Service Areas No. 9 & 10 Special Tax	100	5.800	03/01/37	100
				77,386
Indiana - 0.5%
Indiana Finance Authority Revenue Bonds(~)(Ê)	100	0.530	11/01/39	100
Indiana Finance Authority Revenue Bonds	600	5.500	08/15/40	624
Indiana Finance Authority Revenue Bonds	2,000	5.000	10/01/44	2,080
Indiana Finance Authority Revenue Bonds	405	5.500	08/15/45	421
Indiana Municipal Power Agency Revenue Bonds	250	5.000	01/01/42	280
				3,505
Iowa - 0.2%
Iowa Tobacco Settlement Authority Revenue Bonds	160	5.375	06/01/38	160
Xenia Rural Water District Revenue Bonds	250	5.000	12/01/36	271
Xenia Rural Water District Revenue Bonds	1,000	5.000	12/01/41	1,075
				1,506
Kentucky - 0.9%
County of Ohio Kentucky Revenue Bonds	1,820	6.000	07/15/31	1,845
Kentucky Asset / Liability Commission Revenue Bonds(µ)(Ê)	970	1.408	11/01/27	950
Kentucky Economic Development Finance Authority Revenue Bonds(µ)	150	4.000	06/01/37	151
Kentucky Economic Development Finance Authority Revenue Bonds	1,500	5.000	06/01/37	1,611
Kentucky Economic Development Finance Authority Revenue Bonds(µ)	100	4.000	12/01/41	101
Kentucky Economic Development Finance Authority Revenue Bonds	750	6.500	03/01/45	816
Kentucky Economic Development Finance Authority Revenue Bonds(µ)	100	4.000	06/01/45	99
Louisville/Jefferson County Metropolitan Government Revenue Bonds	250	4.000	10/01/36	249
				5,822
Louisiana - 3.1%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)	9,900	0.500	08/01/35	9,900
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)	500	0.700	12/01/40	500
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	1,485	3.500	11/01/32	1,450
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	80	5.000	10/01/39	90
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	150	4.000	10/01/41	153
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	750	6.000	10/01/44	819
Louisiana Public Facilities Authority Revenue Bonds	250	4.000	05/15/19	255
Louisiana Public Facilities Authority Revenue Bonds	300	4.000	05/15/20	311
Louisiana Public Facilities Authority Revenue Bonds(~)(Ê)	530	0.870	04/02/23	530
Louisiana Public Facilities Authority Revenue Bonds	400	3.375	09/01/28	403
Louisiana Public Facilities Authority Revenue Bonds	375	3.500	06/01/30	378
Louisiana Public Facilities Authority Revenue Bonds	635	4.000	05/15/42	632
Louisiana Public Facilities Authority Revenue Bonds	175	5.000	05/15/42	191
Louisiana Public Facilities Authority Revenue Bonds	750	5.000	05/15/46	816
New Orleans Aviation Board Revenue Bonds	500	5.000	01/01/40	540

See accompanying notes which are an integral part of the financial statements.

552 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New Orleans Aviation Board Revenue Bonds	2,000	5.000	01/01/45	2,156
New Orleans Aviation Board Revenue Bonds	150	5.000	01/01/48	164
Port New Orleans Board of Commissioners Revenue Bonds(µ)	1,000	5.000	04/01/48	1,108
				20,396
Maine - 0.3%
Maine Health & Higher Education Facilities Authority Revenue Bonds	2,000	5.000	07/01/33	2,067

Maryland - 1.4%
Baltimore Convention Center Hotel Revenue Bonds	2,600	5.000	09/01/39	2,870
Baltimore Convention Center Hotel Revenue Bonds	275	5.000	09/01/42	302
Baltimore Research Park Project Revenue Bonds	150	5.000	09/01/38	160
City of Baltimore Convention Center Hotel Revenue Bonds	300	5.000	09/01/46	328
City of Baltimore Water Utility Fund Revenue Bonds(~)(µ)(Ê)	25	1.232	07/01/37	21
County of Frederick Educational Facilities Revenue Bonds	2,705	5.000	09/01/45	2,837
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	730	4.000	07/01/20	755
Maryland Health & Higher Educational Facilities Authority Revenue Bonds(~)(Ê)	100	0.510	04/01/35	100
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	600	5.250	01/01/37	666
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/45	1,060
				9,099
Massachusetts - 2.1%
Commonwealth of Massachusetts General Obligation Unlimited(Ê)	175	1.164	05/01/37	170
Massachusetts Development Finance Agency Revenue Bonds	1,415	5.000	09/01/35	1,493
Massachusetts Development Finance Agency Revenue Bonds	1,580	5.000	10/01/35	1,721
Massachusetts Development Finance Agency Revenue Bonds	1,250	5.000	10/01/37	1,333
Massachusetts Development Finance Agency Revenue Bonds	1,545	5.000	07/01/44	1,655
Massachusetts Development Finance Agency Revenue Bonds	1,500	5.000	09/01/45	1,569
Massachusetts Development Finance Agency Revenue Bonds	335	5.000	07/01/46	361
Massachusetts Development Finance Agency Revenue Bonds	2,000	5.000	01/01/47	2,156
Massachusetts Development Finance Agency Revenue Bonds	1,000	5.000	10/01/48	1,078
Massachusetts Port Authority Revenue Bonds(µ)	2,000	5.000	01/01/27	2,025
				13,561
Michigan - 2.4%
City of Detroit Michigan Sewage Disposal System Revenue Bonds(µ)	500	5.000	07/01/39	527
City of Detroit Michigan Sewage Disposal System Revenue Bonds	2,010	5.250	07/01/39	2,149
City of Detroit Michigan Water Supply System Revenue Bonds	200	5.000	07/01/36	211
City of Detroit Michigan Water Supply System Revenue Bonds	1,370	5.000	07/01/41	1,439
Karegnondi Water Authority Revenue Bonds	75	5.000	11/01/45	82
Michigan Finance Authority Obligation Revenue Bonds	2,185	5.000	02/01/37	2,335
Michigan Finance Authority Revenue Bonds	1,000	3.875	10/01/23	1,021
Michigan Finance Authority Revenue Bonds	300	5.000	07/01/33	329
Michigan Finance Authority Revenue Bonds(µ)	1,000	5.000	07/01/36	1,084
Michigan Finance Authority Revenue Bonds	1,815	5.500	11/15/45	1,876
Michigan Tobacco Settlement Finance Authority Revenue Bonds	175	5.125	06/01/22	175
Michigan Tobacco Settlement Finance Authority Revenue Bonds	2,560	6.000	06/01/34	2,575
Michigan Tobacco Settlement Finance Authority Revenue Bonds	5,500	8.694	06/01/52	322
Michigan Tobacco Settlement Finance Authority Revenue Bonds	23,650	9.111	06/01/52	1,559
Ypsilanti School District General Obligation Unlimited	300	5.000	05/01/22	328
				16,012
Minnesota - 1.4%
City of Blaine Minnesota Revenue Bonds	2,000	6.125	07/01/45	2,015

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 553

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Ham Lake Minnesota Revenue Bonds	2,000	5.000	11/01/36	2,022
City of Minneapolis Charter Lease Revenue Bonds	1,400	5.000	12/01/32	1,403
Housing & Redevelopment Authority of The City of State Paul Minnesota Revenue
Bonds	350	6.000	09/01/51	372
St. Paul Housing & Redevelopment Authority Revenue Bonds	140	5.250	07/01/33	143
St. Paul Housing & Redevelopment Authority Revenue Bonds	2,000	5.250	11/15/35	2,152
St. Paul Housing & Redevelopment Authority Revenue Bonds	230	5.500	07/01/38	237
St. Paul Housing & Redevelopment Authority Revenue Bonds	1,000	5.500	07/01/52	1,019
State of Minnesota Higher Education Facilities Authority Revenue Bonds	100	5.000	05/01/47	108
				9,471
Mississippi - 0.0%
Mississippi Business Finance Corp. Revenue Bonds(~)(Ê)	100	0.600	12/01/30	100

Missouri - 1.0%
Branson Industrial Development Authority Tax Allocation	135	5.500	06/01/29	131
Cape Girardeau County Industrial Development Authority Revenue Bonds	75	5.000	03/01/36	80
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds	1,140	4.000	02/01/37	1,108
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds	1,560	5.000	05/01/40	1,650
Industrial Development Authority of the City of St. Louis Revenue Bonds	100	4.750	11/15/47	102
Kansas City Land Clearance Redevelopment Authority Tax Allocation	1,500	5.000	02/01/40	1,536
St. Louis Land Clearance for Redevelopment Authority	1,000	4.000	06/01/41	993
St. Louis County Industrial Development Authority Revenue Bonds	650	5.000	08/15/30	679
				6,279
Nevada - 0.3%
Henderson Local Improvement Districts Special Assessment	50	4.000	09/01/35	48
Las Vegas Redevelopment Agency Tax Allocation	250	5.000	06/15/45	272
Las Vegas Special Improvement District 607 Special Assessment	235	5.000	06/01/24	251
Las Vegas Special Improvement District No. 813 Special Assessment	25	4.250	06/01/37	24
Las Vegas Special Improvement District No. 813 Special Assessment	25	4.375	06/01/42	24
Las Vegas Special Improvement District No. 813 Special Assessment	25	4.500	06/01/47	25
Nevada Department of Business & Industry Revenue Bonds	1,100	5.000	07/15/37	1,121
				1,765
New Hampshire - 0.1%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	500	5.000	10/01/36	535

New Jersey - 6.0%
City of Atlantic City General Obligation Unlimited(µ)	25	5.000	03/01/32	28
City of Atlantic City General Obligation Unlimited(µ)	35	5.000	03/01/37	39
City of Atlantic City General Obligation Unlimited(µ)	45	5.000	03/01/42	49
New Jersey Economic Development Authority Revenue Bonds	500	4.000	07/01/32	496
New Jersey Economic Development Authority Revenue Bonds	500	5.000	07/01/32	542
New Jersey Economic Development Authority Revenue Bonds	1,000	5.000	07/01/33	1,076
New Jersey Economic Development Authority Revenue Bonds	500	5.000	06/01/36	512
New Jersey Economic Development Authority Revenue Bonds	1,900	5.000	07/01/38	1,961
New Jersey Economic Development Authority Revenue Bonds	500	5.000	06/15/41	529
New Jersey Economic Development Authority Revenue Bonds(µ)	200	5.000	06/01/42	220
New Jersey Economic Development Authority Revenue Bonds	1,500	5.375	01/01/43	1,634
New Jersey Economic Development Authority Revenue Bonds	3,500	5.000	06/15/47	3,707
New Jersey Economic Development Authority Revenue Bonds	100	5.000	07/01/47	106
New Jersey Economic Development Authority Revenue Bonds	1,000	5.000	07/15/47	1,065

See accompanying notes which are an integral part of the financial statements.

554 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New Jersey Economic Development Authority Revenue Bonds	675	5.000	10/01/47	720
New Jersey Economic Development Authority Revenue Bonds	1,250	5.000	01/01/48	1,313
New Jersey Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/46	1,000
New Jersey Health Care Facilities Financing Authority Revenue Bonds	100	5.000	07/01/30	111
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	300	4.125	07/01/38	307
New Jersey Health Care Facilities Financing Authority Revenue Bonds	500	6.625	07/01/38	504
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	150	5.000	07/01/46	164
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,400	4.370	12/15/26	968
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	675	4.342	12/15/27	450
New Jersey Transportation Trust Fund Authority Revenue Bonds	600	4.302	12/15/29	357
New Jersey Transportation Trust Fund Authority Revenue Bonds	165	5.000	06/15/30	180
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	1,160	4.483	12/15/30	666
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,195	5.000	06/15/31	3,205
New Jersey Transportation Trust Fund Authority Revenue Bonds	790	4.403	12/15/32	401
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	500	3.965	12/15/33	260
New Jersey Transportation Trust Fund Authority Revenue Bonds	200	4.465	12/15/33	96
New Jersey Transportation Trust Fund Authority Revenue Bonds	100	4.526	12/15/34	45
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	225	4.823	12/15/34	111
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	4,075	5.130	12/15/35	1,770
New Jersey Transportation Trust Fund Authority Revenue Bonds	550	5.591	12/15/35	236
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	125	4.342	12/15/36	51
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,290	4.934	12/15/36	526
New Jersey Transportation Trust Fund Authority Revenue Bonds	125	5.632	12/15/36	51
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,000	4.649	12/15/37	1,163
New Jersey Transportation Trust Fund Authority Revenue Bonds	675	5.000	06/15/38	706
New Jersey Transportation Trust Fund Authority Revenue Bonds	900	4.680	12/15/38	330
New Jersey Transportation Trust Fund Authority Revenue Bonds	400	5.500	06/15/41	417
New Jersey Transportation Trust Fund Authority Revenue Bonds	945	5.000	06/15/42	979
South Jersey Port Corp. Revenue Bonds	1,645	5.000	01/01/36	1,766
South Jersey Port Corp. Revenue Bonds	950	5.000	01/01/48	1,011
South Jersey Port Corp. Revenue Bonds	2,000	5.000	01/01/49	2,152
South Jersey Transportation Authority LLC Revenue Bonds	315	5.000	11/01/26	352
South Jersey Transportation Authority LLC Revenue Bonds	1,945	5.000	11/01/39	2,109
Tobacco Settlement Financing Corp. Revenue Bonds	2,600	5.000	06/01/46	2,741
				39,182
New Mexico - 0.0%
City of Farmington Pollution Control Revenue Bonds	100	6.250	06/01/40	108

New York – 5.8%
Brooklyn Arena Local Development Corp. Revenue Bonds(µ)	30	3.000	07/15/43	27
City of New York General Obligation Unlimited(~)(Ê)	600	0.510	01/01/36	600
City of New York General Obligation Unlimited(~)(Ê)	600	0.700	06/01/44	600
County of Chautauqua Industrial Development Agency Revenue Bonds	650	5.875	04/01/42	676
Dutchess County Industrial Development Agency Revenue Bonds	1,200	4.500	08/01/36	1,092
Hempstead Town Local Development Corp. Revenue Bonds	25	5.000	07/01/30	28
Hempstead Town Local Development Corp. Revenue Bonds	35	5.000	07/01/33	39
Hempstead Town Local Development Corp. Revenue Bonds	35	5.000	07/01/35	39
Hempstead Town Local Development Corp. Revenue Bonds	30	5.000	07/01/36	33
Hempstead Town Local Development Corp. Revenue Bonds	20	5.000	07/01/38	22

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 555

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Jefferson County Civic Facility Development Corp. Revenue Bonds	1,000	4.000	11/01/32	1,003
Metropolitan Transportation Authority Revenue Bonds(Ê)	1,100	0.650	11/01/35	1,100
New York City General Obligation Unlimited(µ)(Ê)	7,000	1.590	03/01/48	7,000
New York City Housing Development Corp. Revenue Bonds	600	3.500	02/15/48	595
New York City Industrial Development Agency Revenue Bonds(µ)	2,175	5.000	01/01/39	2,204
New York City Municipal Water Finance Authority Water & Sewer System Revenue
Bonds(~)(Ê)	500	0.040	06/15/50	500
New York Liberty Development Corp. Revenue Bonds	300	5.375	11/15/40	327
New York Liberty Development Corp. Revenue Bonds	2,400	5.000	11/15/44	2,521
New York Liberty Development Corp. Revenue Bonds	1,500	7.250	11/15/44	1,780
New York State Dormitory Authority Revenue Bonds	375	5.000	02/15/27	442
New York State Dormitory Authority Revenue Bonds	900	5.000	12/01/29	991
New York State Dormitory Authority Revenue Bonds	400	5.000	12/01/35	429
New York State Energy Research & Development Authority Pollution Control Revenue
Bonds(~)(µ)(Ê)	1,000	3.000	12/01/26	1,000
New York State Energy Research & Development Authority Pollution Control Revenue
Bonds(~)(µ)(Ê)	200	3.880	07/01/27	200
New York Transportation Development Corp. Revenue Bonds	350	5.000	08/01/21	375
New York Transportation Development Corp. Revenue Bonds	500	5.000	08/01/26	528
New York Transportation Development Corp. Revenue Bonds	500	5.000	08/01/31	524
New York Transportation Development Corp. Revenue Bonds	1,315	4.000	07/01/33	1,326
New York Transportation Development Corp. Revenue Bonds(µ)	2,000	4.000	07/01/35	2,039
New York Transportation Development Corp. Revenue Bonds	2,100	5.000	07/01/46	2,247
New York Transportation Development Corp. Revenue Bonds	1,550	5.250	01/01/50	1,676
New York Transportation Development Corp. Revenue Bonds(µ)	300	4.000	01/01/51	301
New York Transportation Development Facilities Revenue Bonds	275	5.000	01/01/33	305
New York Transportation Development Facilities Revenue Bonds	200	5.000	01/01/34	222
New York Transportation Development Facilities Revenue Bonds	200	4.000	01/01/36	198
New York Transportation Development Facilities Revenue Bonds	375	5.000	01/01/36	413
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds	2,000	6.625	06/01/44	2,103
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds	250	6.000	06/01/48	250
TSASC, Inc. Revenue Bonds	2,500	5.000	06/01/45	2,513
Westchester County Local Development Corp. Revenue Bonds	125	5.000	11/01/46	132
				38,400
North Carolina - 0.2%
North Carolina Turnpike Authority Revenue Bonds	1,000	5.000	07/01/51	1,085

North Dakota - 0.6%
County of Burleigh North Dakota Revenue Bonds	705	5.200	04/15/46	693
County of Ward Health Care Facilities Revenue Bonds	1,000	5.000	06/01/43	1,070
County of Ward Health Care Facilities Revenue Bonds	1,900	5.000	06/01/53	2,013
				3,776
Ohio - 4.5%
Akron Bath Copley Joint Township Hospital District Revenue Bonds	3,000	5.250	11/15/46	3,249
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	3,180	5.125	06/01/24	3,126
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,640	5.375	06/01/24	1,629
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	3,140	5.875	06/01/30	3,130
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,795	5.750	06/01/34	1,779
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,160	5.875	06/01/47	1,160
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	7,950	9.718	06/01/47	603
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	39,545	10.920	06/01/52	1,495

See accompanying notes which are an integral part of the financial statements.

556 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Centerville Health Care Revenue Bonds	100	5.250	11/01/37	106
Centerville Health Care Revenue Bonds	150	5.250	11/01/50	156
Columbus-Franklin County Finance Authority Revenue Bonds	1,550	4.000	11/15/38	1,539
County of Montgomery Ohio Revenue Bonds(~)(Ê)	950	0.570	11/15/39	950
County of Montgomery Ohio Revenue Bonds(~)(Ê)	1,730	0.590	11/15/39	1,730
Cuyahoga County Hospital Revenue Bonds	1,000	5.000	02/15/37	1,059
Cuyahoga County Hospital Revenue Bonds	4,000	5.250	02/15/47	4,233
Cuyahoga County Hospital Revenue Bonds	2,000	5.000	02/15/57	2,066
Ohio Air Quality Development Authority Revenue Bonds(Å)	100	3.750	01/15/28	99
Ohio Air Quality Development Authority Revenue Bonds(Å)	120	4.250	01/15/38	119
Ohio Air Quality Development Authority Revenue Bonds(Å)	390	4.500	01/15/48	394
Toledo-Lucas Port Authority Revenue Bonds	925	5.000	07/01/39	955
				29,577
Oklahoma - 1.5%
Norman Regional Hospital Authority Revenue Bonds	1,500	5.000	09/01/37	1,653
Oklahoma Development Finance Authority Revenue Bonds	1,675	5.000	08/01/47	1,780
Oklahoma Development Finance Authority Revenue Bonds	425	5.000	08/01/52	448
Oklahoma Development Finance Authority Revenue Bonds(µ)	500	4.000	08/15/52	494
Oklahoma Development Finance Authority Revenue Bonds	2,500	5.500	08/15/52	2,791
Oklahoma Development Finance Authority Revenue Bonds	125	5.250	08/01/57	133
Oklahoma Development Finance Authority Revenue Bonds	500	5.500	08/15/57	555
Tulsa Airports Improvement Trust Revenue Bonds(~)(Ê)	1,000	5.000	06/01/35	1,069
Tulsa County Industrial Authority Revenue Bonds	1,000	5.250	11/15/37	1,102
				10,025
Oregon - 1.0%
Astoria Hospital Facilities Authority Revenue Bonds	1,000	5.000	08/01/41	1,056
Oregon State Facilities Authority Revenue Bonds	1,000	5.000	10/01/36	1,041
Oregon State Facilities Authority Revenue Bonds	2,500	5.000	04/01/45	2,739
Oregon State Facilities Authority Revenue Bonds	500	5.000	10/01/46	540
Oregon State Facilities Authority Revenue Bonds	1,000	5.000	10/01/48	1,030
				6,406
Pennsylvania - 6.7%
Allentown Development Authority Tax Revenue Bonds	1,000	5.000	05/01/33	1,071
Allentown Development Authority Tax Revenue Bonds	250	5.000	05/01/42	266
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds(Å)	500	5.000	05/01/32	540
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds	1,000	5.000	05/01/42	1,035
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds(Å)	3,250	5.000	05/01/42	3,441
Chester County Health & Education Facilities Authority Revenue Bonds	795	5.000	11/01/24	825
Chester County Health & Education Facilities Authority Revenue Bonds	625	5.000	11/01/25	650
Chester County Health & Education Facilities Authority Revenue Bonds	205	4.250	11/01/32	186
Chester County Health & Education Facilities Authority Revenue Bonds	1,985	5.000	11/01/37	1,958
City of Erie Higher Education Building Authority Revenue Bonds	2,065	5.000	09/15/33	2,092
City of Harrisburg Pennsylvania General Obligation Unlimited(µ)	285	4.697	09/15/22	233
City of Scranton General Obligation Unlimited	1,275	5.000	09/01/28	1,367
Clairton Municipal Authority Revenue Bonds	240	5.000	12/01/42	255
Commonwealth Financing Authority Revenue Bonds	100	5.000	06/01/34	111
Commonwealth Financing Authority Revenue Bonds	100	5.000	06/01/35	111
Commonwealth Financing Authority Revenue Bonds(µ)	1,525	4.000	06/01/39	1,530
Commonwealth of Pennsylvania General Obligation Unlimited	2,250	5.000	08/15/23	2,514

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 557

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Dauphin County General Authority Revenue Bonds	1,750	5.125	10/15/41	1,677
East Hempfield Township Industrial Development Authority Revenue Bonds	600	5.000	07/01/45	628
Geisinger Authority Revenue Bonds(Ê)	100	0.956	05/01/37	89
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds	500	5.000	07/01/28	553
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds	500	5.000	07/01/33	542
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds	500	5.000	07/01/34	538
Huntingdon County General Authority Revenue Bonds	1,000	5.000	05/01/46	1,081
Lancaster County Hospital Authority Revenue Bonds	1,000	5.250	07/01/41	1,085
Latrobe Industrial Development Authority Revenue Bonds	1,375	5.000	05/01/43	1,435
Montgomery County Higher Education & Health Authority Revenue Bonds	1,500	5.000	12/01/37	1,651
Montgomery County Industrial Development Authority Revenue Bonds	1,530	5.000	11/15/36	1,691
Montgomery County Industrial Development Authority Revenue Bonds	1,700	5.250	01/15/46	1,791
Northampton County General Purpose Authority Revenue Bonds	1,000	5.000	10/01/36	1,084
Pennsylvania Economic Development Financing Authority Revenue Bonds(~)(ae)(Ê)	2,000	5.000	09/01/20	2,010
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,250	5.000	06/30/42	1,338
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	365	5.000	07/01/31	392
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	355	6.250	09/01/33	382
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	950	5.500	07/15/43	1,019
Pennsylvania State Public School Building Authority Revenue Bonds(µ)	100	5.000	06/01/31	112
Pennsylvania Turnpike Commission Revenue Bonds	1,250	5.000	12/01/40	1,374
Pennsylvania Turnpike Commission Revenue Bonds	1,000	5.250	06/01/47	1,115
Philadelphia Authority Industrial Development Revenue Bonds	1,500	5.000	03/15/45	1,465
Scranton Redevelopment Authority Revenue Bonds(Å)	100	5.000	11/15/28	101
Scranton School District General Obligation Unlimited(µ)	2,000	4.250	06/01/37	2,044
Susquehanna Area Regional Airport Authority Revenue Bonds	200	5.000	01/01/38	221
Washington County Redevelopment Authority Tax Allocation	265	5.000	07/01/28	275
				43,878
Puerto Rico - 5.8%
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue Asset Backed Bonds	3,500	5.625	05/15/43	3,348
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	540	5.500	07/01/19	554
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	110	5.000	07/01/21	49
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	320	5.250	07/01/24	339
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	100	5.000	07/01/31	104
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	130	5.125	07/01/31	58
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	1,140	5.000	07/01/35	105
Commonwealth of Puerto Rico General Obligation Unlimited	235	5.000	07/01/35	1,179
Commonwealth of Puerto Rico General Obligation Unlimited(Å)(Ø)	1,250	8.000	07/01/35	564
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	720	6.000	07/01/39	323
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	225	6.000	07/01/40	97
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	1,000	5.000	07/01/21	800
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ)	265	5.000	07/01/28	266
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	20	5.000	07/01/30	16
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	50	5.000	07/01/33	40
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	2,850	5.250	07/01/42	2,280
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	2,220	6.000	07/01/44	1,810
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	150	6.000	07/01/47	120
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	2,100	5.000	07/01/31	2,047
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	125	4.500	07/01/36	125
Puerto Rico Electric Power Authority Revenue Bonds(µ)	565	5.000	07/01/22	565

See accompanying notes which are an integral part of the financial statements.

558 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Ê)	2,640	0.738	07/01/29	2,323
Puerto Rico Highways & Transportation Authority Revenue Bonds(Å)	60	5.000	07/01/28	3
Puerto Rico Highways & Transportation Authority Revenue Bonds	360	5.000	07/01/28	361
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	1,390	5.250	07/01/31	1,387
Puerto Rico Highways & Transportation Authority Revenue Bonds(Å)	205	5.000	07/01/32	41
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	525	5.250	07/01/33	583
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	260	5.250	07/01/34	289
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	360	5.250	07/01/36	397
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	160	4.750	07/01/38	146
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	7,000	5.250	07/01/38	6,795
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	250	5.250	07/01/41	276
Puerto Rico Highways & Transportation Authority Revenue Bonds(Å)	180	5.000	07/01/42	36
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	2,230	5.500	07/01/23	2,321
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	645	5.500	07/01/25	670
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	675	6.302	07/01/35	255
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	1,500	5.250	07/01/21	1,589
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	490	6.000	07/01/24	491
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Å)	155	6.250	08/01/19	38
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Å)	115	6.750	08/01/32	35
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Å)	360	5.375	08/01/39	110
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Å)	520	5.250	08/01/41	159
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Å)	1,570	5.500	08/01/42	481
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(µ)	14,125	5.953	08/01/45	2,804
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	1,075	6.125	08/01/19	265
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	170	42.170	08/01/24	36
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	2,985	24.929	08/01/30	385
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	965	22.052	08/01/32	112
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	1,175	21.062	08/01/33	126
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	1,700	13.321	08/01/34	161
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	900	12.592	08/01/35	84
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	650	18.678	08/01/36	57
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	200	11.873	08/01/37	17
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	100	17.309	08/01/38	8
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	1,280	6.000	08/01/42	392
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	610	6.500	08/01/44	187
				38,209
Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp. Revenue Bonds	500	5.000	05/15/39	536
Tobacco Settlement Financing Corp. Revenue Bonds	3,450	6.959	06/01/52	388
Tobacco Settlement Financing Corp. Revenue Bonds	12,000	8.861	06/01/52	1,135
				2,059
South Carolina - 0.4%
South Carolina Jobs - Economic Development Authority Revenue Bonds	2,000	5.250	11/15/47	2,119
South Carolina Ports Authority Revenue Bonds	125	5.250	07/01/55	138
South Carolina State Public Service Authority Revenue Bonds	250	5.250	12/01/55	272
				2,529
Tennessee - 0.7%
Bristol Industrial Development Board Revenue Bonds(Å)	100	5.000	12/01/35	96
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	2,000	5.000	10/01/44	2,127

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 559

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Johnson City Health & Educational Facilities Board Revenue Bonds	1,000	5.000	08/15/42	1,047
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	100	5.000	07/01/40	110
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	1,000	5.000	10/01/41	1,075
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	100	5.000	07/01/46	109
				4,564
Texas - 5.0%
Bexar County Health Facilities Development Corp. Revenue Bonds	150	4.000	07/15/18	151
Bexar County Health Facilities Development Corp. Revenue Bonds	100	5.000	07/15/19	103
Bexar County Health Facilities Development Corp. Revenue Bonds	750	5.000	07/15/37	805
Bexar County Health Facilities Development Corp. Revenue Bonds	600	5.000	07/15/42	641
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	50	5.250	12/01/35	53
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	65	5.000	12/01/40	66
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	50	5.000	12/01/45	50
Central Texas Regional Mobility Authority Revenue Bonds	1,000	4.000	01/01/41	977
Central Texas Regional Mobility Authority Revenue Bonds	100	5.000	01/01/45	109
Central Texas Regional Mobility Authority Revenue Bonds	100	5.000	01/01/46	109
Central Texas Turnpike System Revenue Bonds	3,000	5.000	08/15/42	3,236
City of Aubrey Texas Revenue Bonds	700	7.250	09/01/45	714
City of Celina Texas Special Assessment	50	6.250	09/01/45	51
City of Celina Texas Special Assessment	100	7.500	09/01/45	108
City of Fort Worth Special Assessment(Å)	150	5.000	09/01/32	148
City of Hackberry Special Assessment	100	5.000	09/01/44	101
City of Hackberry Special Assessment	145	5.000	09/01/47	147
City of Hackberry Special Assessment Contract Revenue Bonds	85	4.500	09/01/32	90
City of Hackberry Special Assessment Contract Revenue Bonds	620	4.500	09/01/38	642
City of Houston Airport System Revenue Bonds	2,995	5.000	07/15/28	3,337
City of Houston Texas Airport System Revenue Bonds	500	5.000	07/01/29	541
City of Houston Texas Airport System Revenue Bonds	1,000	5.000	07/15/30	1,084
City of Houston Texas Airport System Revenue Bonds	1,000	5.000	07/15/35	1,069
City of Justin Special Assessment(Å)	270	5.500	09/01/47	267
City of Princeton Special Assessment	130	4.875	09/01/48	129
City of Shenandoah Special Assessment	165	4.500	09/01/23	164
City of Shenandoah Special Assessment	150	5.700	09/01/47	147
Clifton Higher Education Finance Corp. Revenue Bonds	500	5.000	12/01/45	534
County of Harris Revenue Bonds(µ)(Ê)	750	1.902	08/15/35	689
Decatur Hospital Authority Revenue Bonds	200	5.250	09/01/44	212
Fort Bend County Industrial Development Corp. Revenue Bonds	230	4.750	05/01/38	235
Grand Parkway Transportation Corp.	375	5.800	10/01/23	343
Grand Parkway Transportation Corp. Revenue Bonds	450	5.850	10/01/23	411
Grand Parkway Transportation Corp. Revenue Bonds	2,500	5.500	04/01/53	2,803
Harris County Health Facilities Development Corp. Revenue Bonds(~)(Ê)	900	0.910	12/01/41	900
Houston Independent School District General Obligation	2,000	4.000	02/15/42	2,078
Kaufman County Fresh Water Supply District No. 1-C(µ)	185	4.000	09/01/35	186
Lower Neches Valley Authority Industrial Development Corp. Revenue Bonds(~)(Ê)	600	0.690	05/01/46	600
Midlothian Industrial Development Corp. Revenue Bonds(~)(Ê)	100	0.730	08/01/34	100
New Hope Cultural Education Facilities Corp. Revenue Bonds	55	5.000	04/01/36	56
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,500	4.750	04/01/46	1,543

See accompanying notes which are an integral part of the financial statements.

560 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	500	5.375	11/15/36	500
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	100	5.000	04/01/37	108
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	100	5.000	04/01/42	108
North East Texas Regional Mobility Authority Revenue Bonds	385	5.000	01/01/41	417
North Texas Tollway Authority Revenue Bonds	1,500	5.000	01/01/48	1,659
Red River Education Finance Corp. Texas Education Revenue Bonds	1,255	5.500	10/01/46	1,369
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	200	5.000	05/15/45	207
Texas City Industrial Development Corp. Revenue Bonds	1,000	4.125	12/01/45	962
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	750	6.250	12/15/26	873
Texas State Transportation Revenue Bonds	100	5.000	12/31/50	108
Texas State Transportation Revenue Bonds	100	5.000	12/31/55	107
Town of Argyle Special Assessment(Å)	155	4.250	09/01/23	154
Town of Argyle Special Assessment(Å)	150	5.250	09/01/47	147
Town of Hickory Creek Special Assessment	200	3.875	09/01/37	197
Town of Little Elm Special Assessment(Å)	100	5.000	09/01/47	97
Viridian Municipal Management District Special Assessment	70	4.000	12/01/21	72
Viridian Municipal Management District Special Assessment	385	4.750	12/01/43	374
				33,188
Utah - 0.6%
Salt Lake City Corp. Airport Revenue Bonds	1,350	5.000	07/01/47	1,499
Utah Infrastructure Agency Telecommunication Revenue Bonds	2,000	5.000	10/15/37	2,171
				3,670
Vermont - 0.4%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds	1,050	5.000	10/01/42	1,093
Vermont Student Assistance Corp. Revenue Bonds	1,600	4.500	06/15/45	1,578
				2,671
Virgin Islands - 1.3%
Virgin Islands Public Finance Authority Revenue Bonds	1,200	5.000	10/01/18	1,179
Virgin Islands Public Finance Authority Revenue Bonds(µ)	2,860	4.000	10/01/22	2,730
Virgin Islands Public Finance Authority Revenue Bonds	500	5.000	10/01/22	406
Virgin Islands Public Finance Authority Revenue Bonds	725	5.000	10/01/25	580
Virgin Islands Public Finance Authority Revenue Bonds	1,000	5.000	10/01/26	800
Virgin Islands Public Finance Authority Revenue Bonds	180	5.000	10/01/29	143
Virgin Islands Public Finance Authority Revenue Bonds	170	5.250	10/01/29	130
Virgin Islands Public Finance Authority Revenue Bonds	650	6.625	10/01/29	473
Virgin Islands Public Finance Authority Revenue Bonds	2,220	5.000	10/01/32	1,564
Virgin Islands Public Finance Authority Revenue Bonds	490	6.750	10/01/37	353
Virgin Islands Public Finance Authority Revenue Bonds	200	5.000	10/01/39	137
Virgin Islands Water & Power Authority - Electric System Revenue Bonds	250	5.000	07/01/31	155
				8,650
Virginia - 0.9%
City of Petersburg General Obligation Unlimited	890	4.750	11/01/32	942
Tobacco Settlement Financing Corp. Revenue Bonds	1,975	5.200	06/01/46	1,972
Tobacco Settlement Financing Corp. Revenue Bonds	125	5.000	06/01/47	123
Tobacco Settlement Financing Corp. Revenue Bonds	12,175	11.642	06/01/47	1,255
Virginia Small Business Financing Authority Revenue Bonds	150	5.000	07/01/34	160
Virginia Small Business Financing Authority Revenue Bonds	705	5.000	01/01/40	748
Virginia Small Business Financing Authority Revenue Bonds	400	5.000	12/31/56	429
				5,629
Washington - 0.3%

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 561

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal				Fair
	Amount ($)		Rate	Date of	Value
	or Shares		%	Maturity	$
Klickitat County Public Hospital District No. 2 Revenue Bonds	585		5.000	12/01/32	593
Whidbey Island Public Hospital District General Obligation Unlimited	1,500		5.500	12/01/33	1,600
					2,193
West Virginia - 0.0%
Monongalia County Commission Special District Revenue Bonds(Å)	100		5.750	06/01/43	104

Wisconsin - 0.6%
Public Energy Authority Revenue Bonds	725		5.350	12/01/45	734
Public Finance Authority Revenue Bonds(Å)	300		3.000	11/15/22	301
Public Finance Authority Revenue Bonds	100		4.300	11/01/30	102
Public Finance Authority Revenue Bonds	630		5.250	05/15/37	687
Public Finance Authority Revenue Bonds	500		5.000	09/30/37	548
Public Finance Authority Revenue Bonds	750		5.250	05/15/42	814
Public Finance Authority Revenue Bonds	500		5.000	07/01/42	528
Public Finance Authority Revenue Bonds	340		5.250	07/01/47	359
					4,073
Total Municipal Bonds (cost $631,803)					641,610

Short-Term Investments - 0.8%
U. S. Cash Management Fund (@)	4,930,251	(8)			4,930
Total Short-Term Investments (cost $4,930)					4,930

Total Investments 98.3% (identified cost $636,733)					646,540
Other Assets and Liabilities, Net - 1.7%					11,197
Net Assets - 100.0%					657,737

See accompanying notes which are an integral part of the financial statements.

562 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
3.1%
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds	06/29/17	3,250,000	101.90	3,353	3,441
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds	08/18/17	500,000	109.26	546	540
Bristol Industrial Development Board Revenue Bonds	11/10/16	100,000	97.71	98	96
Brookstone Community Development District Special Assessment	01/23/18	275,000	100.00	275	276
Brookstone Community Development District Special Assessment	01/23/18	125,000	100.00	125	125
California Statewide Communities Development Authority Revenue Bonds	09/22/17	200,000	108.75	218	218
Charlotte County Industrial Development Authority Revenue Bonds	12/09/15	250,000	98.85	247	241
Chicago Board of Education General Obligation Unlimited	07/11/17	1,500,000	92.49	1,387	1,764
City of Fort Worth Special Assessment	08/16/17	150,000	100.00	150	148
City of Justin Special Assessment	03/27/18	270,000	100.00	270	267
Commonwealth of Puerto Rico General Obligation Unlimited	06/02/15	130,000	72.45	94	58
Commonwealth of Puerto Rico General Obligation Unlimited	06/03/15	720,000	66.24	477	323
Commonwealth of Puerto Rico General Obligation Unlimited	06/03/15	235,000	70.31	165	105
Commonwealth of Puerto Rico General Obligation Unlimited	06/03/15	110,000	84.53	93	49
Commonwealth of Puerto Rico General Obligation Unlimited	06/04/15	225,000	63.81	144	97
Commonwealth of Puerto Rico General Obligation Unlimited	10/31/16	1,250,000	65.13	814	564
Corkscrew Farms Community Development District Special Assessment	12/13/17	200,000	100.00	200	196
Corkscrew Farms Community Development District Special Assessment	12/13/17	100,000	100.00	100	98
Davenport Road South Community Development District Special Assessment	02/06/18	100,000	98.73	99	98
Davenport Road South Community Development District Special Assessment	02/06/18	150,000	98.85	148	147
Denver Health & Hospital Authority Revenue Bonds	08/23/17	300,000	110.53	332	328
Denver Health & Hospital Authority Revenue Bonds	08/23/17	230,000	114.76	264	258
Denver Health & Hospital Authority Revenue Bonds	08/23/17	100,000	115.93	116	111
Denver Health & Hospital Authority Revenue Bonds	08/23/17	220,000	116.00	255	246
Denver Health & Hospital Authority Revenue Bonds	08/23/17	200,000	98.06	196	188
Denver Health & Hospital Authority Revenue Bonds	08/23/17	200,000	98.75	198	190
Florida Development Finance Corp. Revenue Bonds	08/01/17	150,000	100.00	150	155
Florida Development Finance Corp. Revenue Bonds	12/01/17	900,000	100.00	900	925
Hawks Point Community Development District Special Assessment Bonds	06/23/17	185,000	103.96	192	191
K-Bar Ranch II Community Development District Special Assessment	12/19/17	185,000	100.00	185	181
K-Bar Ranch II Community Development District Special Assessment	12/19/17	275,000	100.00	275	267
Lakewood Ranch Stewardship District Special Assessment	04/26/17	100,000	98.88	99	104
Lakewood Ranch Stewardship District Special Assessment	04/26/17	100,000	99.27	99	104
Landings at Miami Community Development District Special Assessment	01/10/18	100,000	100.00	100	98
Landings at Miami Community Development District Special Assessment	01/10/18	100,000	100.00	100	97
Mohegan Tribal Finance Authority Revenue Bonds	10/06/15	610,000	99.45	607	642
Monongalia County Commission Special District Revenue Bonds	09/28/17	100,000	98.04	98	104
Ohio Air Quality Development Authority Revenue Bonds	11/16/17	100,000	100.00	100	99
Ohio Air Quality Development Authority Revenue Bonds	11/16/17	120,000	100.00	120	119
Ohio Air Quality Development Authority Revenue Bonds	11/16/17	390,000	101.11	394	394
Prairie Center Metropolitan District No. 3 Revenue Bonds	10/13/17	500,000	99.58	498	509
Public Finance Authority Revenue Bonds	04/07/17	300,000	100.00	300	301
Puerto Rico Highways & Transportation Authority Revenue Bonds	06/02/15	60,000	54.88	33	3
Puerto Rico Highways & Transportation Authority Revenue Bonds	06/02/15	180,000	55.26	99	36
Puerto Rico Highways & Transportation Authority Revenue Bonds	06/02/15	205,000	57.20	117	41
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	06/03/15	115,000	100.00	115	35
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	06/15/15	155,000	79.30	123	38
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	10/02/15	360,000	50.68	182	110
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	05/15/17	1,570,000	27.38	430	481
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	10/16/17	520,000	14.51	75	159
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	05/17/16	610,000	41.96	256	187
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	06/14/16	1,075,000	12.75	137	265
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	09/07/16	1,700,000	10.59	180	161
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	09/07/16	200,000	14.28	29	17
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	09/07/16	900,000	16.03	144	84
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	10/28/16	1,280,000	30.44	390	392
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	01/05/18	100,000	3.38	3	8
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	01/05/18	650,000	3.77	25	57
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	01/05/18	1,175,000	4.65	55	126
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	01/05/18	965,000	5.02	48	112
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	01/05/18	2,985,000	5.66	169	385

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 563

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
						Principal		Cost per	Cost		Fair Value
% of Net Assets				Acquisition		Amount ($)		Unit	(000)		(000)
Securities				Date		or shares		$		$	$
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds				01/05/18			170,000	9.42		16	36
Scranton Redevelopment Authority Revenue Bonds				06/23/16			100,000	105.15		105	101
Tolomato Community Development District Special Assessment				03/15/18			100,000	99.18		99	99
Touchstone Community Development District Special Assessment				02/02/18			100,000	99.20		99	99
Touchstone Community Development District Special Assessment				02/02/18			100,000	99.28		99	99
Town of Argyle Special Assessment				01/24/18			155,000	100.00		155	154
Town of Argyle Special Assessment				01/24/18			150,000	100.00		150	147
Town of Little Elm Special Assessment				12/06/17			100,000	100.37		100	97
Two Lakes Community Development District Special Assessment Bonds				06/19/17			290,000	100.00		290	288
Two Lakes Community Development District Special Assessment Bonds				06/19/17			200,000	102.68		205	204
Union Park East Community Development District Special Assessment Bonds				06/02/17			100,000	98.76		99	102
Ventana Community Development District Special Assessment				03/01/18			500,000	97.34		487	493
Ventana Community Development District Special Assessment				03/01/18			500,000	97.77		489	494
Verano 1 Community Development District Special Assessment				05/04/17			100,000	98.43		98	99
Verano 1 Community Development District Special Assessment				05/30/17			100,000	100.00		100	102
Village Community Development District No. 12 Special Assessment				03/16/18			700,000	100.00		700	712
											20,485
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Interest Rate Swap Contracts

Amounts in thousands
								Premiums	Unrealized
								Paid	Appreciation
							Termination	(Received)	(Depreciation)		Fair Value
Counterparty	Notional Amount		Fund Receives		Fund Pays		Date	$		$	$
Morgan Stanley	USD	4,700	Three Month LIBOR(2)	2.250	%(3)		12/21/41	(265)		869	604
Morgan Stanley	USD	22,280	Three Month LIBOR(2)	2.500	%(3)		06/20/48	2,264		(6)	2,258
Total Open Interest Rate Swap Contracts (å)								1,999		863	2,862

Presentation of Portfolio Holdings
Amount in thousands
				Fair Value
							Practical
Portfolio Summary	Level 1		Level 2		Level 3		Expedient (a)	Total		% of Net Assets
Municipal Bonds
Alabama		$—		$8,833 $		—	$—		$8,833		1.3
Alaska		—		5,154		—	—		5,154		0.8
Arizona		—		7,362		—	—		7,362		1.1
California		—		70,388		—	—		70,388		10.7
Colorado		—		19,032		—	—		19,032		2.9
Connecticut		—		3,675		—	—		3,675		0.6
Delaware		—	326			—	—		326		0.1
District of Columbia		—		5,473		—	—		5,473		0.8
Florida		—		54,706		—	—		54,706		8.3
Georgia		—		6,714		—	—		6,714		1.0
Guam		—		9,407		—	—		9,407		1.4
Hawaii		—		2,251		—	—		2,251		0.3

See accompanying notes which are an integral part of the financial statements.

564 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amount in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Idaho	—	809	—	—	809	0.1
Illinois	—	77,386	—	—	77,386	11.8
Indiana	—	3,505	—	—	3,505	0.5
Iowa	—	1,506	—	—	1,506	0.2
Kentucky	—	5,822	—	—	5,822	0.9
Louisiana	—	20,396	—	—	20,396	3.1
Maine	—	2,067	—	—	2,067	0.3
Maryland	—	9,099	—	—	9,099	1.4
Massachusetts	—	13,561	—	—	13,561	2.1
Michigan	—	16,012	—	—	16,012	2.4
Minnesota	—	9,471	—	—	9,471	1.4
Mississippi	—	100	—	—	100	— *
Missouri	—	6,279	—	—	6,279	1.0
Nevada	—	1,765	—	—	1,765	0.3
New Hampshire	—	535	—	—	535	0.1
New Jersey	—	39,182	—	—	39,182	6.0
New Mexico	—	108	—	—	108	— *
New York	—	38,400	—	—	38,400	5.8
North Carolina	—	1,085	—	—	1,085	0.2
North Dakota	—	3,776	—	—	3,776	0.6
Ohio	—	29,577	—	—	29,577	4.5
Oklahoma	—	10,025	—	—	10,025	1.5
Oregon	—	6,406	—	—	6,406	1.0
Pennsylvania	—	43,878	—	—	43,878	6.7
Puerto Rico	—	38,209	—	—	38,209	5.8
Rhode Island	—	2,059	—	—	2,059	0.3
South Carolina	—	2,529	—	—	2,529	0.4
Tennessee	—	4,564	—	—	4,564	0.7
Texas	—	33,188	—	—	33,188	5.0
Utah	—	3,670	—	—	3,670	0.6
Vermont	—	2,671	—	—	2,671	0.4
Virgin Islands	—	8,650	—	—	8,650	1.3
Virginia	—	5,629	—	—	5,629	0.9
Washington	—	2,193	—	—	2,193	0.3
West Virginia	—	104	—	—	104	— *
Wisconsin	—	4,073	—	—	4,073	0.6
Short-Term Investments	—	—	—	4,930	4,930	0.8
Total Investments	$—	$641,610	$—	$4,930	$646,540	98.3
Other Assets and Liabilities, Net						1.7
						100.0

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 565

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amount in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Other Financial Instruments
Assets
Interest Rate Swap Contracts	—	2,862	—	—	2,862	0.4

Total Other Financial Instruments**	$—	$2,862	$—	$—	$2,862

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

566 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

Interest Rate
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Interest rate swap contracts, at fair value	$2,862

Interest Rate
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Interest rate swap contracts	$1,803

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Interest rate swap contracts	$18

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 567

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	$2,862	$—	$2,862
Total Financial and Derivative Assets		2,862	—	2,862
Financial and Derivative Assets not subject to a netting agreement		(2,862)	—	(2,862)
Total Financial and Derivative Assets subject to a netting agreement		$—	$—	$—

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

568 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$636,733
Investments, at fair value(>)	646,540
Cash	938
Receivables:
Dividends and interest	9,014
Dividends from affiliated funds	9
Fund shares sold	2,179
From broker(a)	163
Prepaid expenses	4
Interest rate swap contracts, at fair value(•)	2,862
Total assets	661,709

Liabilities
Payables:
Investments purchased	3,320
Fund shares redeemed	254
Accrued fees to affiliates	310
Other accrued expenses	88
Total liabilities	3,972

Net Assets	$657,737

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 569

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$2,400
Accumulated net realized gain (loss)	2,055
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	9,806
Investments in affiliated funds	1
Interest rate swap contracts	863
Shares of beneficial interest	630
Additional paid-in capital	641,982
Net Assets	$657,737

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.44
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$10.85
Class A — Net assets	$4,726,499
Class A — Shares outstanding ($. 01 par value)	452,708
Net asset value per share: Class C(#)	$10.43
Class C — Net assets	$1,776,506
Class C — Shares outstanding ($. 01 par value)	170,394
Net asset value per share: Class E(#)	$10.48
Class E — Net assets	$295,750
Class E — Shares outstanding ($. 01 par value)	28,229
Net asset value per share: Class M(#)	$10.44
Class M — Net assets	$46,611,596
Class M — Shares outstanding ($. 01 par value)	4,464,534
Net asset value per share: Class S(#)	$10.45
Class S — Net assets	$604,327,097
Class S — Shares outstanding ($. 01 par value)	57,849,267
Amounts in thousands
(•) Interest rate swap contracts - premiums paid (received)	$1,999
(>) Investments in affiliates, U. S. Cash Management Fund	$4,930

(a) Receivable from Broker for Swaps	$163
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

570 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated funds	$42
Interest	13,562
Total investment income	13,604

Expenses
Advisory fees	1,470
Administrative fees	141
Custodian fees	47
Distribution fees - Class A	5
Distribution fees - Class C	6
Transfer agent fees - Class A	4
Transfer agent fees - Class C	2
Transfer agent fees - Class E	—**
Transfer agent fees - Class M	39
Transfer agent fees - Class S	543
Professional fees	38
Registration fees	58
Shareholder servicing fees - Class C	2
Shareholder servicing fees - Class E	—**
Trustees’ fees	7
Printing fees	18
Miscellaneous	8
Expenses before reductions	2,388
Expense reductions	(512)
Net expenses	1,876
Net investment income (loss)	11,728

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	772
Investments in affiliated funds	(2)
Interest rate swap contracts	1,803
Net realized gain (loss)	2,573
Net change in unrealized appreciation (depreciation) on:
Investments	(782)
Interest rate swap contracts	18
Net change in unrealized appreciation (depreciation)	(764)
Net realized and unrealized gain (loss)	1,809
Net Increase (Decrease) in Net Assets from Operations	$13,537

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 571

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,728	$16,015
Net realized gain (loss)	2,573	(551)
Net change in unrealized appreciation (depreciation)	(764)	(2,229)
Net increase (decrease) in net assets from operations	13,537	13,235

Distributions
From net investment income
Class A	(73)	(88)
Class C	(25)	(42)
Class E	(5)	(176)
Class M(1)	(733)	(148)
Class S	(10,333)	(14,874)
From net realized gain
Class A	—	(3)
Class C	—	(2)
Class E	—	(28)
Class S	—	(467)
Net decrease in net assets from distributions	(11,169)	(15,828)

Share Transactions*
Net increase (decrease) in net assets from share transactions	124,771	210,473
Total Net Increase (Decrease) in Net Assets	127,139	207,880

Net Assets
Beginning of period	530,598	322,718
End of period	$657,737	$530,598
Undistributed (overdistributed) net investment income included in net assets	$2,400	$1,841

See accompanying notes which are an integral part of the financial statements.

572 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	112	$1,171	170	$1,752
Proceeds from reinvestment of distributions	6	55	6	64
Payments for shares redeemed	(19)	(196)	(9)	(93)
Net increase (decrease)	99	1,030	167	1,723
Class C
Proceeds from shares sold	40	411	82	839
Proceeds from reinvestment of distributions	2	25	4	44
Payments for shares redeemed	(32)	(333)	(124)	(1,255)
Net increase (decrease)	10	103	(38)	(372)
Class E
Proceeds from shares sold	3	27	69	694
Proceeds from reinvestment of distributions	— **	5	20	203
Payments for shares redeemed	(—)**	(1)	(1,794)	(18,171)
Net increase (decrease)	3	31	(1,705)	(17,274)
Class M(1)
Proceeds from shares sold	1,941	20,232	2,847	29,796
Proceeds from reinvestment of distributions	71	733	14	148
Payments for shares redeemed	(334)	(3,478)	(75)	(779)
Net increase (decrease)	1,678	17,487	2,786	29,165
Class S
Proceeds from shares sold	13,712	143,003	27,623	283,291
Proceeds from reinvestment of distributions	988	10,270	1,479	15,197
Payments for shares redeemed	(4,521)	(47,153)	(9,800)	(101,257)
Net increase (decrease)	10,179	106,120	19,302	197,231
Total increase (decrease)	11,969	$124,771	20,512	$210,473

** Less than 500 shares.
(1) For the period March 16, 2017 (inception date) to October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 573

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2018*	10.40	. 19	. 04	. 23	(. 19)	—
October 31, 2017	10.58	. 37	(. 17)	. 20	(. 36)	(. 02)
October 31, 2016	10.11	. 38	. 48	. 86	(. 38)	(. 01)
October 31, 2015(4)	10.00	. 13	. 08	. 21	(. 10)	—

Class C
April 30, 2018*	10.39	. 15	. 04	. 19	(. 15)	—
October 31, 2017	10.56	. 29	(. 16)	. 13	(. 28)	(. 02)
October 31, 2016	10.10	. 30	. 48	. 78	(. 31)	(. 01)
October 31, 2015(4)	10.00	. 12	. 06	. 18	(. 08)	—

Class E
April 30, 2018*	10.43	. 19	. 05	. 24	(. 19)	—
October 31, 2017	10.59	. 37	(. 18)	. 19	(. 33)	(. 02)
October 31, 2016	10.11	. 38	. 48	. 86	(. 37)	(. 01)
October 31, 2015(4)	10.00	. 16	. 05	. 21	(. 10)	—

Class M
April 30, 2018*	10.40	. 21	. 03	. 24	(. 20)	—
October 31, 2017(9)	10.13	. 26	. 24	. 50	(. 23)	—

Class S
April 30, 2018*	10.41	. 21	. 03	. 24	(. 20)	—
October 31, 2017	10.59	. 40	(. 17)	. 23	(. 39)	(. 02)
October 31, 2016	10.11	. 41	. 48	. 89	(. 40)	(. 01)
October 31, 2015(4)	10.00	. 15	. 07	. 22	(. 11)	—

See accompanying notes which are an integral part of the financial statements.

574 Tax-Exempt High Yield Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(. 19)	10.44	2.21	4,726	1.06	. 89	3.74	33
(. 38)	10.40	2.00	3,681	1.08	. 89	3.60	71
(. 39)	10.58	8.59	1,980	1.13	. 89	3.63	22
(. 10)	10.11	2.11	1,155	1.12	. 89	3.16	23

(. 15)	10.43	1.83	1,777	1.81	1.64	2.98	33
(. 30)	10.39	1.29	1,668	1.83	1.64	2.85	71
(. 32)	10.56	7.79	2,096	1.88	1.64	2.86	22
(. 08)	10.10	1.82	498	1.88	1.64	2.82	23

(. 19)	10.48	2.29	296	1.06	. 89	3.73	33
(. 35)	10.43	1.89	263	1.08	. 88	3.64	71
(. 38)	10.59	8.68	18,321	1.13	. 89	3.64	22
(. 10)	10.11	2.13	16,539	1.15	. 89	3.81	23

(. 20)	10.44	2.38	46,611	. 81	. 54	4.10	33
(. 23)	10.40	4.97	28,974	. 82	. 54	4.00	71

(. 20)	10.45	2.33	604,327	. 81	. 64	3.99	33
(. 41)	10.41	2.25	496,012	. 83	. 64	3.84	71
(. 41)	10.59	8.95	300,321	. 88	. 64	3.89	22
(. 11)	10.11	2.20	231,093	. 88	. 64	3.57	23

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 575

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:

Advisory fees	$178,138
Administration fees	25,567
Distribution fees	2,068
Shareholder servicing fees	424
Transfer agent fees	102,763
Trustee fees	880
$309,840

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$2,143	$162,835	$160,046	$(2)	$—	$4,930	$42	$—
	$2,143	$162,835	$160,046	$(2)	$—	$4,930	$42	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$638,764,698
Unrealized Appreciation	$19,920,774
Unrealized Depreciation	(9,257,787)
Net Unrealized Appreciation (Depreciation)	$10,662,987

See accompanying notes which are an integral part of the financial statements.

576 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$992.40	$1,020.78
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$4.00	$4.06

Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2018	$989.20	$1,017.26
	Expenses Paid During Period*	$7.50	$7.60
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.52%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2017	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2018	$993.00	$1,020.98
of other funds.	Expenses Paid During Period*	$3.80	$3.86

* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Tax-Exempt Bond Fund 577

Russell Investment Company
Tax-Exempt Bond Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$994.20	$1,022.71
Expenses Paid During Period*	$2.08	$2.11

* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$994.20	$1,022.22
Expenses Paid During Period*	$2.57	$2.61

* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

578 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 98.9%
Alabama - 3.3%
Alabama 21st Century Authority Revenue Bonds	1,120	5.000	06/01/18	1,123
Alabama 21st Century Authority Revenue Bonds	545	5.000	06/01/20	582
Alabama Federal Aid Highway Finance Authority Revenue Bonds	12,000	5.000	09/01/26	14,195
Alabama Federal Aid Highway Finance Authority Revenue Bonds	1,725	5.000	09/01/28	2,060
Alabama Public School & College Authority Revenue Bonds	3,385	5.000	05/01/23	3,819
Black Belt Energy Gas District Revenue Bonds(~)(ae)(Ê)	11,000	4.000	07/01/22	11,587
City of Gadsden General Obligation Unlimited(µ)	1,690	5.000	08/01/27	1,966
City of Gadsden General Obligation Unlimited(µ)	1,610	5.000	08/01/28	1,864
County of Jefferson Alabama General Obligation Limited(µ)	4,100	5.000	04/01/22	4,107
County of Jefferson Alabama Sewer Revenue Bonds	2,230	5.000	10/01/22	2,419
Homewood Educational Building Authority Revenue Bonds(µ)	485	5.000	12/01/26	526
Industrial Development Board of the City of Mobile Pollution Control Revenue Bonds(~)
(Ê)	7,450	1.330	06/01/34	7,450
Limestone County Board of Education Special Tax(µ)	1,000	5.000	11/01/30	1,100
Limestone County Board of Education Special Tax(µ)	1,000	5.000	11/01/31	1,099
Mobile County Board of School Commissioners Revenue Bonds	1,445	5.000	03/01/32	1,566
Pell City Special Care Facilities Financing Authority Revenue Bonds	9,000	5.000	12/01/31	9,679
University of South Alabama Revenue Bonds(µ)	1,530	5.000	11/01/24	1,747
University of South Alabama Revenue Bonds(µ)	1,695	5.000	11/01/25	1,962
University of South Alabama Revenue Bonds(µ)	1,000	5.000	10/01/31	1,150
University of South Alabama Revenue Bonds(µ)	715	5.000	10/01/32	818
University of South Alabama Revenue Bonds(µ)	1,555	5.000	10/01/34	1,758
University of Southern Alabama Revenue Bonds(µ)	325	5.000	10/01/36	366
				72,943
Alaska - 0.3%
Alaska Industrial Development & Export Authority Revenue Bonds	3,600	3.500	12/01/20	3,640
Alaska Industrial Development & Export Authority Revenue Bonds	1,170	5.000	04/01/25	1,286
Alaska Railroad Corp. Revenue Bonds	500	5.000	08/01/18	504
City of Valdez Alaska Revenue Bonds	750	5.000	01/01/21	802
City of Valdez Alaska Revenue Bonds(~)(Ê)	600	0.900	05/01/31	600
Northern Tobacco Securitization Corp. Revenue Bonds	350	5.000	06/01/32	350
				7,182
Arizona - 2.2%
Arizona Health Facilities Authority Revenue Bonds(Ê)	6,125	1.220	01/01/37	5,720
Arizona Transportation Board Revenue Bonds	2,685	5.000	07/01/25	3,069
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,000	5.000	10/01/18	1,014
City of Glendale Excise Tax Revenue Bonds	2,500	5.000	07/01/28	2,933
City of Glendale Excise Tax Revenue Bonds	2,505	5.000	07/01/29	2,928
City of Glendale Excise Tax Revenue Bonds	2,025	5.000	07/01/32	2,332
County of Pinal Arizona Revenue Bonds	2,455	5.000	08/01/21	2,668
County of Pinal Arizona Revenue Bonds	1,775	5.000	08/01/25	2,014
Entertainment Center Community Facilities District Revenue Bonds(Å)	3,810	4.000	07/01/37	3,790
Maricopa County Industrial Development Authority Revenue Bonds	1,860	4.000	01/01/41	1,897
Maricopa County Pollution Control Corp. Revenue Bonds(~)(Ê)	2,310	5.200	06/01/43	2,440
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	175	5.000	07/01/20	186
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	275	5.000	07/01/21	298

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 579

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	250	5.000	07/01/27	294
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	125	5.000	07/01/28	146
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	215	5.000	07/01/29	249
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	765	5.000	07/01/30	879
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds	1,960	5.000	01/01/36	2,281
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,635	5.000	01/01/25	1,670
Salt Verde Financial Corp. Revenue Bonds	1,045	5.250	12/01/24	1,187
Student & Academic Services LLC Revenue Bonds(µ)	200	5.000	06/01/26	226
Student & Academic Services LLC Revenue Bonds(µ)	425	5.000	06/01/27	478
Student & Academic Services LLC Revenue Bonds(µ)	390	5.000	06/01/28	437
Tempe Industrial Development Authority Revenue Bonds	5,000	4.000	10/01/23	5,001
Town of Marana Arizona Revenue Bonds	2,240	5.000	07/01/26	2,484
Town of Marana Arizona Revenue Bonds	800	5.000	07/01/27	883
Town of Marana Arizona Revenue Bonds	1,485	5.000	07/01/28	1,621
				49,125
Arkansas - 0.1%
County of Pulaski Arkansas Revenue Bonds	1,000	5.000	03/01/29	1,151
Henderson State University Revenue Bonds(µ)	220	3.000	11/01/18	221
				1,372
California - 7.7%
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	400	5.000	08/01/20	429
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	600	5.000	08/01/21	659
Anaheim Housing & Public Improvements Authority Revenue Bonds(ae)	1,890	5.000	10/01/21	2,081
Anaheim Housing & Public Improvements Authority Revenue Bonds	1,410	5.000	10/01/31	1,536
Anaheim Housing & Public Improvements Authority Revenue Bonds	1,150	5.000	10/01/32	1,252
Banning Unified School District General Obligation Unlimited(µ)	500	5.000	08/01/28	584
Beaumont Financing Authority Special Tax	1,000	5.000	09/01/45	1,081
Brea Redevelopment Agency Tax Allocation	600	5.000	08/01/32	699
Brentwood Infrastructure Financing Authority Special Assessment(µ)	995	5.000	09/02/29	1,120
Brentwood Union School District General Obligation Unlimited	100	5.000	08/01/28	118
Brentwood Union School District General Obligation Unlimited	110	5.000	08/01/29	130
Brentwood Union School District General Obligation Unlimited	100	5.000	08/01/30	117
Brentwood Union School District General Obligation Unlimited	200	5.000	08/01/32	233
Brentwood Union School District General Obligation Unlimited	250	5.000	08/01/33	290
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	02/01/25	1,154
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	02/01/26	1,169
California Health Facilities Financing Authority Revenue Bonds	1,265	5.000	02/01/27	1,495
California Health Facilities Financing Authority Revenue Bonds	1,350	5.000	02/01/28	1,571
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	11/15/29	1,090
California Health Facilities Financing Authority Revenue Bonds	365	5.000	08/15/32	417
California Health Facilities Financing Authority Revenue Bonds	600	5.000	08/15/33	681
California Health Facilities Financing Authority Revenue Bonds	1,600	5.000	08/15/35	1,800
California Municipal Finance Authority Revenue Bonds	690	5.000	08/15/27	829
California Municipal Finance Authority Revenue Bonds	350	5.000	01/01/31	423
California Municipal Finance Authority Revenue Bonds	370	5.000	01/01/32	443
California Municipal Finance Authority Revenue Bonds	800	5.000	08/15/32	927

See accompanying notes which are an integral part of the financial statements.

580 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
California Municipal Finance Authority Revenue Bonds	1,200	5.000	08/15/34	1,372
California Statewide Communities Development Authority Pollution Control Revenue
Bonds(~)(Ê)	2,550	0.830	05/15/24	2,550
California Statewide Communities Development Authority Revenue Bonds	245	3.500	11/01/18	246
California Statewide Communities Development Authority Revenue Bonds	2,520	5.000	04/01/19	2,593
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,407
California Statewide Communities Development Authority Revenue Bonds(Å)	2,630	3.500	11/01/27	2,608
California Statewide Communities Development Authority Revenue Bonds	275	5.000	04/01/30	314
California Statewide Communities Development Authority Revenue Bonds	3,125	6.125	11/01/33	3,581
California Statewide Communities Development Authority Revenue Bonds	900	5.000	08/01/34	1,000
California Statewide Communities Development Authority Revenue Bonds	825	5.000	04/01/47	908
Centinela Valley Union High School District General Obligation Unlimited	500	5.750	08/01/27	589
Centinela Valley Union High School District General Obligation Unlimited	1,000	5.750	08/01/28	1,178
Centinela Valley Union High School District General Obligation Unlimited	650	5.750	08/01/29	766
City of Clovis Wastewater Revenue Bonds(µ)	1,400	5.000	08/01/28	1,677
City of Los Angeles Department of Airports Revenue Bonds	1,655	5.000	05/15/29	1,758
City of Sacramento Unified School District General Obligation Unlimited(µ)	3,000	5.000	07/01/31	3,314
City of Vallejo California Water Revenue Bonds	1,755	5.250	05/01/27	1,975
City of Vallejo California Water Revenue Bonds	2,590	5.250	05/01/29	2,894
Corona-Norco Unified School District General Obligation Unlimited	3,430	4.000	08/01/39	3,556
County of Los Angeles California Certificate Of Participation	200	5.000	09/01/20	213
County of Los Angeles California Certificate Of Participation	500	5.000	03/01/21	540
County of Los Angeles California Certificate Of Participation	125	5.000	09/01/21	137
County of Sacramento California Airport System Revenue Bonds	2,000	5.000	07/01/22	2,011
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)	1,105	5.000	09/01/28	1,294
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)	400	5.000	09/01/29	466
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)	775	5.000	09/01/32	887
Dinuba Redevelopment Agency Tax Allocation(µ)	590	5.000	09/01/33	654
El Camino Healthcare District General Obligation Unlimited(µ)	3,600	3.211	08/01/29	2,522
Emeryville Redevelopment Agency Successor Agency Tax Allocation	1,980	5.000	09/01/20	2,119
Florin Resource Conservation District Revenue Bonds(µ)	455	4.000	09/01/18	458
Florin Resource Conservation District Revenue Bonds(µ)	450	5.000	09/01/24	513
Golden State Tobacco Securitization Corp. Revenue Bonds(µ)	750	4.600	06/01/23	752
Golden State Tobacco Securitization Corp. Revenue Bonds	3,690	5.000	06/01/28	4,182
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds(µ)	1,000	5.000	06/01/36	1,131
Inglewood Redevelopment Agency Successor Agency Tax Allocation(µ)	350	5.000	05/01/27	415
Inglewood Redevelopment Agency Successor Agency Tax Allocation(µ)	1,000	5.000	05/01/33	1,138
Lancaster Redevelopment Agency Successor Agency Tax Allocation(µ)	1,380	5.000	08/01/33	1,581
Lynwood Unified School District General Obligation Unlimited(µ)	245	2.878	08/01/27	179
Lynwood Unified School District General Obligation Unlimited(µ)	390	3.075	08/01/28	271
Lynwood Unified School District General Obligation Unlimited(µ)	360	3.197	08/01/29	242
Lynwood Unified School District General Obligation Unlimited(µ)	525	3.348	08/01/30	337
Lynwood Unified School District General Obligation Unlimited(µ)	565	3.418	08/01/31	346
Lynwood Unified School District General Obligation Unlimited(µ)	500	3.518	08/01/32	292
Lynwood Unified School District General Obligation Unlimited(µ)	685	3.668	08/01/33	381
Lynwood Unified School District General Obligation Unlimited(µ)	630	3.743	08/01/34	332
Lynwood Unified School District General Obligation Unlimited(µ)	785	3.843	08/01/35	395
Lynwood Unified School District General Obligation Unlimited(µ)	990	3.916	08/01/36	475
Lynwood Utility Authority Revenue Bonds(µ)	450	5.000	06/01/31	518

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 581

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Lynwood Utility Authority Revenue Bonds(µ)	465	5.000	06/01/32	533
Oxnard Financing Authority Revenue Bonds(µ)	740	5.000	06/01/21	805
Oxnard Financing Authority Revenue Bonds(µ)	775	5.000	06/01/34	854
Oxnard School District General Obligation Unlimited(µ)	810	5.250	08/01/28	949
Oxnard School District General Obligation Unlimited(µ)	325	5.250	08/01/29	379
Palomar Health General Obligation Unlimited	2,230	5.000	08/01/29	2,571
Riverside County Public Financing Authority Tax Allocation(µ)	2,270	5.000	10/01/27	2,607
Riverside County Public Financing Authority Tax Allocation(µ)	1,000	5.000	10/01/28	1,144
Riverside County Public Financing Authority Tax Allocation(µ)	1,150	5.000	10/01/30	1,308
Riverside County Redevelopment Successor Agency Tax Allocation(µ)	2,405	5.000	10/01/21	2,312
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ)(Ê)	2,700	0.719	12/01/35	2,592
Sacramento County Water Financing Authority Revenue Bonds(µ)(Ê)	500	1.894	06/01/34	480
Salinas City Elementary School District General Obligation Unlimited(µ)	2,950	4.099	07/01/34	1,540
Salinas City Elementary School District General Obligation Unlimited(µ)	1,885	4.172	07/01/36	896
Salinas City Elementary School District General Obligation Unlimited(µ)	3,180	4.205	07/01/37	1,443
San Francisco City & County Public Utilities Commission Water Revenue Bonds	2,685	5.000	11/01/27	2,961
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	9,585	5.000	01/15/29	10,686
San Leandro Unified School District General Obligation Unlimited(µ)	430	5.000	08/01/34	498
San Ysidro School District Certificate Of Participation(µ)	1,175	5.000	09/01/28	1,346
Sanger Unified School District General Obligation Unlimited(µ)	525	5.000	08/01/31	620
Sanger Unified School District General Obligation Unlimited(µ)	780	5.000	08/01/33	911
Sanger Unified School District General Obligation Unlimited(µ)	1,275	5.000	08/01/34	1,476
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited	500	4.000	08/01/31	541
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited	500	4.000	08/01/32	538
Santa Ana Unified School District Certificate of Participation(µ)	1,000	5.000	04/01/29	1,191
Santa Ana Unified School District Certificate of Participation(µ)	830	5.000	04/01/31	977
Santa Ana Unified School District Certificate of Participation(µ)	650	5.000	04/01/32	760
Santa Ana Unified School District Certificate of Participation(µ)	1,360	5.000	04/01/33	1,580
Santa Ana Unified School District Certificate of Participation(µ)	1,425	5.000	04/01/34	1,648
Santa Ana Unified School District Certificate of Participation(µ)	1,500	5.000	04/01/35	1,729
Santa Ana Unified School District Certificate of Participation(µ)	2,120	5.000	04/01/36	2,432
Shasta Lake Public Finance Authority Tax Allocation(µ)	135	5.000	12/01/25	158
South Orange County Public Financing Authority Special Assessment	1,500	5.000	08/15/28	1,814
South Orange County Public Financing Authority Special Assessment(µ)	1,600	5.000	08/15/29	1,924
South Orange County Public Financing Authority Special Assessment(µ)	700	5.000	08/15/30	835
South Orange County Public Financing Authority Special Assessment(µ)	385	5.000	08/15/31	457
South Orange County Public Financing Authority Special Tax	900	5.000	08/15/29	981
Southern California Public Power Authority Revenue Bonds	1,500	5.000	07/01/18	1,508
Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,066
State of California Department of Water Resources Revenue Bonds(ae)	860	5.000	06/01/18	862
State of California Department of Water Resources Revenue Bonds	140	5.000	12/01/21	140
State of California General Obligation Unlimited(ae)	635	5.250	07/01/19	661
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,585
State of California General Obligation Unlimited	365	5.250	07/01/21	380
State of California General Obligation Unlimited	7,095	5.000	11/01/25	8,079
State of California General Obligation Unlimited	5,760	5.000	03/01/26	6,698
State of California General Obligation Unlimited	4,825	5.000	10/01/27	5,671

See accompanying notes which are an integral part of the financial statements.

582 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
State of California General Obligation Unlimited	2,500	5.250	09/01/28	2,762
State of California General Obligation Unlimited	450	5.000	02/01/31	490
Watereuse Finance Authority Revenue Bonds	1,230	5.500	05/01/36	1,411
				170,184
Colorado - 2.3%
Arapahoe County School District No. 5 Cherry Creek General Obligation Unlimited	1,055	6.000	12/15/29	1,349
Arapahoe County School District No. 5 Cherry Creek General Obligation Unlimited	3,240	6.000	12/15/30	4,128
BNC Metropolitan District No. 1 General Obligation Unlimited(µ)	360	5.000	12/01/32	405
Brighton Crossing Metropolitan District No 4 General Obligation Unlimited	515	4.000	12/01/27	507
Centerra Metropolitan District No. 1 Tax Allocation(Å)	1,200	5.000	12/01/29	1,286
City & County of Denver Colorado Airport System Revenue Bonds	1,965	5.000	11/15/25	2,190
City of Colorado Springs Colorado Utilities System Revenue Bonds	4,000	5.000	11/15/18	4,071
Colorado Educational & Cultural Facilities Authority Revenue Bonds	1,000	5.000	08/15/30	1,091
Colorado Educational & Cultural Facilities Authority Revenue Bonds	850	5.000	12/01/31	943
Colorado Health Facilities Authority Revenue Bonds	1,500	5.000	09/01/30	1,673
Colorado Health Facilities Authority Revenue Bonds	685	5.250	02/01/31	723
Denver Health & Hospital Authority Revenue Bonds(Ê)	1,855	1.289	12/01/33	1,730
Denver Health & Hospital Authority Revenue Bonds	425	4.250	12/01/33	431
Denver Health & Hospital Authority Revenue Bonds(Å)	1,000	5.000	12/01/34	1,094
Denver Urban Renewal Authority Tax Allocation	1,575	5.000	12/01/21	1,723
Dominion Water & Sanitation District Revenue Bonds	5,500	5.250	12/01/27	5,740
E-470 Public Highway Authority Revenue Bonds	1,250	5.375	09/01/26	1,338
Eaton Area Park & Recreation District General Obligation Limited	470	5.500	12/01/30	505
Glen Metropolitan District No. 2 General Obligation Unlimited	1,320	5.000	12/01/47	1,284
Grand River Hospital District General Obligation Unlimited(µ)	1,000	5.250	12/01/34	1,156
Grand River Hospital District General Obligation Unlimited(µ)	500	5.250	12/01/35	577
Grand River Hospital District General Obligation Unlimited(µ)	750	5.250	12/01/37	862
High Plains Metropolitan District General Obligation Unlimited(µ)	500	5.000	12/01/35	556
Park 70 Metropolitan District General Obligation Unlimited	165	5.000	12/01/19	172
Park 70 Metropolitan District General Obligation Unlimited	195	5.000	12/01/20	208
Park Creek Metropolitan District General Obligation Limited(µ)	1,150	5.000	12/01/28	1,310
Park Creek Metropolitan District Revenue Bonds	1,860	4.000	12/01/20	1,937
Park Creek Metropolitan District Revenue Bonds	1,000	5.000	12/01/26	1,142
Park Creek Metropolitan District Revenue Tax Allocation	200	5.000	12/01/33	223
Park Creek Metropolitan District Revenue Tax Allocation	365	5.000	12/01/34	406
Park Creek Metropolitan District Revenue Tax Allocation	250	5.000	12/01/35	277
Park Creek Metropolitan District Revenue Tax Allocation	300	5.000	12/01/36	331
Park Creek Metropolitan District Revenue Tax Allocation	500	5.000	12/01/37	553
Regional Transportation District Certificate Of Participation(Å)	6,725	5.000	06/01/27	7,431
St. Vrain Lakes Metropolitan District No 2 General Obligation Unlimited	500	5.000	12/01/37	492
				49,844
Connecticut - 2.5%
City of Bridgeport Connecticut General Obligation Unlimited(µ)	965	5.000	07/01/29	1,066
City of Bridgeport General Obligation Unlimited	1,500	5.000	08/15/27	1,664
City of Bridgeport General Obligation Unlimited	1,640	5.000	11/01/33	1,777
City of Bridgeport General Obligation Unlimited	700	5.000	11/01/34	754
City of Hartford Connecticut General Obligation Unlimited(µ)	205	5.000	08/15/22	222
City of Hartford General Obligation Unlimited(µ)	1,000	5.000	04/01/21	1,063
City of Hartford General Obligation Unlimited(µ)	250	5.000	07/01/25	280

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 583

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Hartford General Obligation Unlimited(µ)	2,205	5.000	07/01/31	2,423
City of Hartford General Obligation Unlimited(µ)	100	5.000	10/01/31	109
City of Hartford General Obligation Unlimited	435	4.000	04/01/32	439
City of Hartford General Obligation Unlimited(µ)	365	4.000	07/15/33	376
City of Hartford General Obligation Unlimited(µ)	170	4.000	07/01/34	174
City of Hartford General Obligation Unlimited(µ)	65	3.750	07/15/35	65
City of New Haven Connecticut General Obligation Unlimited(µ)	2,000	5.000	08/01/21	2,138
City of New Haven Connecticut General Obligation Unlimited(µ)	1,915	5.000	09/01/30	2,088
City of West Haven General Obligation Unlimited	220	3.000	11/01/18	220
City of West Haven General Obligation Unlimited	500	3.000	11/01/19	499
City of West Haven General Obligation Unlimited	815	4.000	11/01/20	827
City of West Haven General Obligation Unlimited	1,225	4.000	11/01/21	1,242
City of West Haven General Obligation Unlimited	400	5.000	11/01/22	421
City of West Haven General Obligation Unlimited	1,070	5.000	11/01/23	1,130
City of West Haven General Obligation Unlimited	800	5.000	11/01/24	846
City of West Haven General Obligation Unlimited	725	5.000	11/01/25	772
City of West Haven General Obligation Unlimited	525	5.000	11/01/26	560
City of West Haven General Obligation Unlimited	760	5.000	11/01/27	813
Connecticut Clean Water Fund Revenue Bonds	3,945	5.000	05/01/32	4,607
Connecticut State Health & Educational Facilities Authority Revenue Bonds	600	5.000	07/01/24	669
Connecticut State Health & Educational Facilities Authority Revenue Bonds	760	5.000	07/01/25	855
Connecticut State Health & Educational Facilities Authority Revenue Bonds	2,500	5.000	07/01/25	2,513
Connecticut State Health & Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/26	1,131
State of Connecticut General Obligation Unlimited	6,500	5.000	11/15/21	7,008
State of Connecticut General Obligation Unlimited	5,685	5.000	11/15/22	6,204
State of Connecticut General Obligation Unlimited	5,500	5.000	03/15/29	6,111
State of Connecticut Special Tax Revenue Bonds	4,470	5.000	10/01/25	4,916
				55,982
Delaware - 0.3%
Delaware State Health Facilities Authority Revenue Bonds	800	5.000	07/01/29	931
State of Delaware General Obligation Unlimited	3,000	5.000	02/01/24	3,434
State of Delaware General Obligation Unlimited	2,455	5.000	02/01/25	2,855
				7,220
District of Columbia - 0.4%
District of Columbia Revenue Bonds	955	2.000	07/01/18	955
District of Columbia Revenue Bonds	2,000	5.000	10/01/21	2,110
District of Columbia Revenue Bonds	2,000	3.875	07/01/24	2,001
District of Columbia Revenue Bonds	1,000	4.125	07/01/27	1,007
District of Columbia Revenue Bonds	2,000	5.000	06/01/36	2,170
				8,243
Florida - 6.2%
Arborwood Community Development District Special Assessment(µ)	1,225	2.750	05/01/25	1,187
Arborwood Community Development District Special Assessment(µ)	1,260	3.000	05/01/26	1,229
Arborwood Community Development District Special Assessment(µ)	1,295	3.125	05/01/27	1,264
Arborwood Community Development District Special Assessment(µ)	1,340	3.250	05/01/28	1,314
Bonterra Community Development District Special Assessment	195	2.750	05/01/24	191
Bonterra Community Development District Special Assessment	215	3.250	05/01/27	207
Bonterra Community Development District Special Assessment	220	3.400	05/01/28	213
Bonterra Community Development District Special Assessment	720	3.625	05/01/31	699

See accompanying notes which are an integral part of the financial statements.

584 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Bonterra Community Development District Special Assessment	655	4.000	05/01/37	634
Capital Projects Finance Authority Revenue Bonds(µ)	220	5.125	10/01/21	220
Celebration Pointe Community Development District Special Assessment	350	4.000	05/01/22	355
Central Florida Expressway Authority Revenue Bonds	3,250	5.000	07/01/33	3,723
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/18	2,507
Citizens Property Insurance Corp. Revenue Bonds	2,495	5.000	06/01/19	2,577
Citizens Property Insurance Corp. Revenue Bonds	7,385	5.000	06/01/22	8,154
City of Miami Beach Florida Parking Revenue Bonds(µ)	395	5.000	09/01/32	446
City of Miami Beach Florida Parking Revenue Bonds(µ)	1,755	5.000	09/01/33	1,973
City of North Port Florida Special Assessment(µ)	715	5.000	07/01/25	797
City of North Port Florida Special Assessment(µ)	1,135	5.000	07/01/26	1,260
City of Tallahassee Florida Revenue Bonds	500	5.000	12/01/27	558
City of Tallahassee Florida Revenue Bonds	650	5.000	12/01/28	722
Collier County Industrial Development Authority Revenue Bonds	1,695	5.500	10/01/26	1,827
Corkscrew Farms Community Development District Special Assessment(Å)	100	3.750	11/01/23	100
Corkscrew Farms Community Development District Special Assessment(Å)	300	4.500	11/01/28	297
Country Greens Community Development District Special Assessment	20	2.000	05/01/20	20
Country Greens Community Development District Special Assessment	130	2.500	05/01/22	129
Country Greens Community Development District Special Assessment	105	2.750	05/01/23	104
County of Miami-Dade Florida Aviation Revenue Bonds	935	5.250	10/01/30	1,001
County of Miami-Dade Florida Revenue Bonds	3,000	5.000	10/01/28	3,285
County of Miami-Dade Florida Revenue Bonds	3,600	5.000	10/01/29	3,934
County of Miami-Dade Florida Revenue Bonds(µ)	4,310	4.019	10/01/35	2,044
County of Orange Florida Sales Tax Revenue Bonds	8,885	5.000	01/01/20	9,341
East Central Regional Wastewater Treatment Facilities Operation Board Revenue Bonds	1,465	5.000	10/01/44	1,670
Escambia County Health Facilities Authority Revenue Bonds	2,345	6.000	08/15/36	2,516
Florida Municipal Power Agency Revenue Bonds(µ)(Ê)	2,850	1.274	10/01/21	2,850
Florida Municipal Power Agency Revenue Bonds(~)(µ)(Ê)	3,275	2.970	10/01/21	3,275
Florida Municipal Power Agency Revenue Bonds(µ)(Ê)	1,550	3.000	10/01/21	1,550
Florida Municipal Power Agency Revenue Bonds	4,660	5.000	10/01/28	5,420
Flow Way Community Development District Special Assessment	210	4.000	11/01/28	207
Flow Way Community Development District Special Assessment	100	5.000	11/01/38	105
Golden Lakes Community Development District Special Assessment(µ)	15	3.000	05/01/22	15
Golden Lakes Community Development District Special Assessment(µ)	30	3.250	05/01/23	30
Golden Lakes Community Development District Special Assessment(µ)	80	3.500	05/01/24	80
Golden Lakes Community Development District Special Assessment(µ)	515	4.250	05/01/32	536
Hillcrest Community Development District Special Assessment	300	4.000	11/01/28	296
Hillcrest Community Development District Special Assessment	300	4.500	11/01/38	292
JEA Electric System Revenue Bonds	645	5.000	10/01/20	689
K-Bar Ranch II Community Development District Special Assessment(Å)	510	4.000	05/01/28	503
Meadow Pointe III Community Development District Special Assessment	95	2.000	05/01/18	95
Meadow Pointe III Community Development District Special Assessment	100	2.125	05/01/19	100
Meadow Pointe III Community Development District Special Assessment	100	2.500	05/01/20	99
Meadow Pointe III Community Development District Special Assessment	105	2.750	05/01/21	104
Meadow Pointe III Community Development District Special Assessment	110	3.250	05/01/23	110
Meadow Pointe IV Community Development District Special Assessment	95	2.000	05/01/18	95
Meadow Pointe IV Community Development District Special Assessment	100	2.100	05/01/19	100
Meadow Pointe IV Community Development District Special Assessment	100	2.400	05/01/20	100

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 585

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Meadow Pointe IV Community Development District Special Assessment	105	2.625	05/01/21	105
Meadow Pointe IV Community Development District Special Assessment	105	2.750	05/01/22	104
Meadow Pointe IV Community Development District Special Assessment	110	3.200	05/01/23	110
Mediterranean Community Development District Special Assessment	260	4.250	05/01/29	260
Miami Beach Health Facilities Authority Revenue Bonds	5,930	5.000	11/15/29	6,332
Miami-Dade County Expressway Authority Revenue Bonds	350	5.000	07/01/18	352
Miami-Dade County Expressway Authority Revenue Bonds	1,400	5.000	07/01/31	1,600
Mid-Bay Bridge Authority Revenue Bonds	455	5.000	10/01/23	512
Mid-Bay Bridge Authority Revenue Bonds	2,500	7.250	10/01/34	2,902
Oak Creek Community Development District Special Assessment	160	2.300	05/01/19	160
Oak Creek Community Development District Special Assessment	165	2.625	05/01/20	165
Oak Creek Community Development District Special Assessment	165	3.000	05/01/21	166
Oak Creek Community Development District Special Assessment	170	3.300	05/01/22	171
Oak Creek Community Development District Special Assessment	180	3.500	05/01/23	181
Orange County Health Facilities Authority Revenue Bonds	3,000	5.000	10/01/39	3,302
Orlando Utilities Commission Revenue Bonds	3,000	5.000	10/01/19	3,132
Orlando-Orange County Expressway Authority Revenue Bonds	4,145	5.000	07/01/20	4,411
Putnam County Development Authority Revenue Bonds	700	5.000	03/15/42	778
Reedy Creek Improvement District General Obligation Limited	850	5.000	06/01/20	902
Reedy Creek Improvement District General Obligation Limited	5,000	5.000	06/01/25	5,639
Reedy Creek Improvement District General Obligation Limited	4,870	5.000	06/01/26	5,485
South Fork East Community Development District Special Assessment	2,000	4.125	05/01/36	1,986
South Village Community Development District Special Assessment	230	3.750	05/01/38	224
State of Florida General Obligation Unlimited	11,000	5.000	06/01/21	11,954
State of Florida General Obligation Unlimited	2,990	5.000	06/01/22	3,316
Tampa Sports Authority Revenue Bonds	6,790	5.000	01/01/22	7,458
Village Community Development District No. 12 Special Assessment(Å)	1,535	3.800	05/01/28	1,557
Volusia County School Board Certificate Of Participation(µ)	1,280	5.000	08/01/32	1,440
				137,853
Georgia - 2.0%
Burke County Development Authority Pollution Control Revenue Bonds(~)(ae)(Ê)	3,875	3.000	02/01/23	3,813
Burke County Development Authority Pollution Control Revenue Bonds(~)(Ê)	1,800	0.960	07/01/49	1,800
City of Atlanta Department of Aviation Revenue Bonds	2,500	5.000	01/01/20	2,625
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,300	6.000	11/01/25	1,378
City of Atlanta Water & Wastewater Revenue Bonds(µ)(ae)	1,305	5.500	11/01/19	1,375
City of Atlanta Water & Wastewater Revenue Bonds(µ)	695	5.500	11/01/23	732
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds	1,000	5.000	08/01/21	1,083
Main Street Natural Gas, Inc. Revenue Bonds(ae)(Ê)	21,265	2.008	09/01/23	21,199
Morgan County Hospital Authority Revenue Bonds	10,000	2.750	09/01/19	9,910
Savannah Hospital Authority Revenue Bonds	1,000	5.500	07/01/28	1,135
				45,050
Guam - 3.2%
Government of Guam Revenue Bonds	1,960	5.000	12/01/28	2,137
Guam Business Privilege Tax Revenue Bonds	7,860	5.000	11/15/26	8,581
Guam Government Business Privilege Tax Revenue Bonds	2,275	5.250	01/01/36	2,371
Guam Government Waterworks Authority Revenue Bonds	150	5.000	07/01/25	165
Guam Government Waterworks Authority Revenue Bonds	225	5.000	07/01/26	249
Guam Government Waterworks Authority Revenue Bonds	150	5.000	07/01/27	166
Guam Government Waterworks Authority Revenue Bonds	1,395	5.000	07/01/28	1,504

See accompanying notes which are an integral part of the financial statements.

586 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Guam Government Waterworks Authority Revenue Bonds	5,425	5.000	07/01/29	5,876
Guam Government Waterworks Authority Revenue Bonds	300	5.000	07/01/30	329
Guam Government Waterworks Authority Revenue Bonds	300	5.000	07/01/31	328
Guam Government Waterworks Authority Revenue Bonds	300	5.000	07/01/32	326
Guam Government Waterworks Authority Revenue Bonds	1,700	5.000	07/01/36	1,822
Guam Government Waterworks Authority Revenue Bonds	1,500	5.000	07/01/37	1,607
Guam Government Waterworks Authority Water & Wastewater System Revenue Bonds	300	5.000	07/01/31	325
Guam Power Authority Revenue Bonds(µ)	2,190	5.000	10/01/24	2,374
Guam Power Authority Revenue Bonds	2,650	5.000	10/01/33	2,824
Guam Power Authority Revenue Bonds	3,925	5.000	10/01/34	4,161
Guam Power Authority Revenue Bonds	2,690	5.000	10/01/35	2,843
Territory of Guam Revenue Bonds	2,750	5.000	12/01/19	2,848
Territory of Guam Revenue Bonds	400	5.000	12/01/21	427
Territory of Guam Revenue Bonds	5,060	5.000	12/01/22	5,458
Territory of Guam Revenue Bonds	2,450	5.000	12/01/23	2,664
Territory of Guam Revenue Bonds	500	5.375	12/01/24	527
Territory of Guam Revenue Bonds	4,675	5.000	12/01/29	5,077
Territory of Guam Revenue Bonds	2,260	5.000	12/01/30	2,444
Territory of Guam Revenue Bonds	9,525	5.000	01/01/31	9,873
Territory of Guam Revenue Bonds	785	5.000	01/01/32	811
Territory of Guam Revenue Bonds	1,000	5.000	12/01/33	1,069
Territory of Guam Revenue Bonds	1,465	5.000	11/15/34	1,550
				70,736
Idaho - 0.7%
Idaho Health Facilities Authority Revenue Bonds	1,390	5.000	09/01/24	1,499
Idaho Health Facilities Authority Revenue Bonds	1,835	5.000	09/01/26	2,009
Idaho Health Facilities Authority Revenue Bonds	2,090	5.000	09/01/27	2,283
Idaho Health Facilities Authority Revenue Bonds	2,045	5.000	09/01/28	2,225
Idaho Health Facilities Authority Revenue Bonds	710	5.000	09/01/29	770
Idaho Health Facilities Authority Revenue Bonds	1,500	5.000	12/01/30	1,655
Idaho Housing & Finance Association Revenue Bonds(µ)	1,330	5.250	07/15/21	1,339
Idaho Housing & Finance Association Revenue Bonds	1,670	5.000	07/15/31	1,833
Idaho State Building Authority Revenue Bonds	940	5.000	09/01/23	1,024
				14,637
Illinois - 11.6%
Chicago Board of Education Capital Improvement Tax Bonds	10,000	5.750	04/01/33	11,439
Chicago Board of Education General Obligation Unlimited(µ)	640	5.500	12/01/19	662
Chicago Board of Education General Obligation Unlimited	4,000	5.000	12/01/20	4,159
Chicago Board of Education General Obligation Unlimited(µ)	4,000	4.368	12/01/23	3,149
Chicago Board of Education General Obligation Unlimited(µ)	2,120	5.000	12/01/27	2,163
Chicago Board of Education General Obligation Unlimited(µ)	1,750	4.322	12/01/30	971
Chicago Board of Education General Obligation Unlimited	325	5.000	04/01/34	351
Chicago Board of Education General Obligation Unlimited	250	5.000	04/01/35	269
Chicago Board of Education General Obligation Unlimited	225	5.000	04/01/36	242
Chicago Board of Education General Obligation Unlimited	210	5.000	04/01/37	225
Chicago Board of Education General Obligation Unlimited	5,000	7.000	12/01/42	5,897
Chicago Midway International Airport Revenue Bonds	4,435	5.000	01/01/34	4,851
Chicago O'Hare International Airport Revenue Bonds	4,250	5.000	01/01/33	4,760
Chicago Public Building Commission Revenue Bonds(µ)	1,330	5.250	12/01/18	1,354

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 587

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Chicago General Obligation Unlimited	6,570	5.000	12/01/23	6,765
City of Chicago General Obligation Unlimited(µ)	6,150	5.250	01/01/31	6,728
City of Chicago Illinois General Obligation Unlimited	1,115	5.000	01/01/19	1,131
City of Chicago Illinois General Obligation Unlimited(µ)	575	5.000	12/01/19	577
City of Chicago Illinois General Obligation Unlimited	3,100	5.000	01/01/24	3,158
City of Chicago Illinois General Obligation Unlimited	1,000	6.000	01/01/38	1,105
City of Chicago Illinois Midway Airport Revenue Bonds	940	5.000	01/01/30	1,034
City of Chicago Illinois Motor Fuel Tax Revenue Bonds	560	5.000	01/01/28	577
City of Chicago Illinois Motor Fuel Tax Revenue Bonds	725	5.000	01/01/29	745
City of Chicago Illinois Revenue Bonds	500	5.250	01/01/38	555
City of Chicago Illinois Wastewater Transmission Revenue Bonds	505	5.000	01/01/29	549
City of Chicago Illinois Wastewater Transmission Revenue Bonds	1,630	5.000	01/01/35	1,741
City of Chicago Illinois Waterworks Revenue Bonds	1,000	5.000	11/01/34	1,079
City of Chicago Wastewater Transmission Revenue Bonds	4,920	5.000	01/01/36	5,326
City of Chicago Waterworks Revenue Bonds	1,000	5.000	11/01/18	1,015
City of Chicago Waterworks Revenue Bonds(µ)	6,000	5.000	11/01/31	6,774
City of Country Club Hills General Obligation Unlimited(µ)	340	4.000	12/01/20	352
City of Country Club Hills General Obligation Unlimited(µ)	1,000	4.000	12/01/29	1,033
City of Freeport Illinois General Obligation Unlimited(µ)	650	2.000	12/01/18	649
City of Springfield Illinois Electric Revenue Bonds	1,280	5.000	03/01/32	1,402
Cook County Community College District No. 508 General Obligation Unlimited	1,500	5.250	12/01/28	1,584
Cook County School District No 95 General Obligation Unlimited	465	4.000	12/01/24	494
Cook County School District No. 170 Chicago Heights General Obligation Unlimited(µ)	1,500	5.000	12/01/22	1,617
Cook County School District No. 170 Chicago Heights General Obligation Unlimited(µ)	1,575	5.000	12/01/23	1,718
Cook County School District No. 170 Chicago Heights General Obligation Unlimited(µ)	1,140	5.000	12/01/24	1,249
Cook County School District No. 170 Chicago Heights General Obligation Unlimited(µ)	610	5.000	12/01/26	678
County of Cook Illinois General Obligation Unlimited	350	5.000	11/15/21	382
County of Du Page Illinois General Obligation Limited	600	5.000	01/01/28	692
Governors State University Certificate of Participation(µ)	500	4.125	01/01/22	500
Illinois Finance Authority Education Revenue Bonds	580	5.000	09/01/25	635
Illinois Finance Authority Revenue Bonds	1,000	5.000	11/15/18	1,016
Illinois Finance Authority Revenue Bonds	1,180	4.000	02/15/19	1,186
Illinois Finance Authority Revenue Bonds	1,225	4.000	02/15/20	1,234
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/23	1,062
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/24	1,059
Illinois Finance Authority Revenue Bonds	7,650	5.000	02/15/27	7,775
Illinois Finance Authority Revenue Bonds	1,000	6.000	10/01/28	1,012
Illinois Finance Authority Revenue Bonds	300	4.375	12/01/28	299
Illinois Finance Authority Revenue Bonds	250	5.000	12/01/28	269
Illinois Finance Authority Revenue Bonds	3,000	5.000	01/01/29	3,320
Illinois Finance Authority Revenue Bonds	520	5.000	08/01/29	574
Illinois Finance Authority Revenue Bonds	2,500	5.750	08/15/29	2,664
Illinois Finance Authority Revenue Bonds	315	5.000	12/01/29	337
Illinois Finance Authority Revenue Bonds	1,265	5.000	08/01/30	1,410
Illinois Finance Authority Revenue Bonds	250	5.000	12/01/30	266
Illinois Finance Authority Revenue Bonds	1,175	5.000	08/01/31	1,308
Illinois Finance Authority Revenue Bonds	320	5.000	12/01/31	339
Illinois Finance Authority Revenue Bonds	745	5.000	08/01/32	826

See accompanying notes which are an integral part of the financial statements.

588 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Illinois Finance Authority Revenue Bonds	500	5.000	12/01/32	528
Illinois Finance Authority Revenue Bonds	200	5.000	01/01/36	215
Illinois Finance Authority Revenue Bonds	900	5.000	10/01/41	1,017
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds	500	5.000	02/15/27	551
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds	400	5.000	02/15/29	438
Illinois General Obligation Unlimited	3,250	5.000	11/01/25	3,386
Illinois General Obligation Unlimited	720	5.000	05/01/42	730
Illinois General Obligation Unlimited	720	5.000	05/01/43	730
Illinois Sports Facilities Authority Revenue Bonds(µ)	1,000	5.250	06/15/31	1,080
Illinois State Toll Highway Authority Revenue Bonds	5,000	5.000	12/01/32	5,676
Illinois State University Revenue Bonds(µ)	435	5.000	04/01/21	461
Illinois State University Revenue Bonds(µ)	725	5.000	04/01/23	784
Illinois State University Revenue Bonds(µ)	360	5.000	04/01/24	391
Illinois State University Revenue Bonds(µ)	500	5.000	04/01/25	547
Kendall County Forest Preserve District General Obligation Unlimited(µ)	1,000	5.000	01/01/20	1,046
Lake County Hawthorn Community Consolidated School District No 73 General
Obligation Unlimited(µ)(~)	315	1.952	12/01/18	311
Madison & Jersey Counties Unit School District No. 11(µ)	185	5.000	03/01/28	207
McHenry & Kane Counties Community Consolidated School District No. 158 General
Obligation Unlimited(µ)	1,000	2.611	01/01/21	933
McHenry County Community Unit School District No. 12 Johnsburg General Obligation
Unlimited(µ)	850	5.000	01/01/33	907
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	5.000	12/15/22	1,505
Metropolitan Pier & Exposition Authority Revenue Bonds	355	5.000	12/15/27	385
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)	8,565	5.000	12/15/28	9,010
Metropolitan Pier & Exposition Authority Revenue Bonds	1,300	5.000	12/15/30	1,402
Metropolitan Pier & Exposition Authority Revenue Bonds	540	4.700	06/15/31	289
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	4.850	06/15/31	786
Metropolitan Pier & Exposition Authority Revenue Bonds	1,650	4.950	06/15/31	852
Metropolitan Pier & Exposition Authority Revenue Bonds	555	5.000	12/15/31	597
Metropolitan Pier & Exposition Authority Revenue Bonds	600	5.000	12/15/33	642
Metropolitan Pier & Exposition Authority Revenue Bonds	500	5.000	12/15/34	533
Northern Illinois Municipal Power Agency Revenue Bonds	345	5.000	12/01/26	396
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,575	5.000	06/01/18	1,579
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/19	1,031
Sales Tax Securitization Corp. Revenue Bonds	6,590	5.000	01/01/35	7,354
Southern Illinois University Revenue Bonds(µ)	1,470	5.000	04/01/27	1,642
Southern Illinois University Revenue Bonds(µ)	850	5.000	04/01/28	946
Southwestern Illinois Development Authority Revenue Bonds(µ)	1,005	5.000	10/15/33	1,107
St. Charles Park District General Obligation Unlimited	925	5.000	12/15/18	944
State of Illinois General Obligation Unlimited(µ)	500	5.500	08/01/18	503
State of Illinois General Obligation Unlimited	5,000	5.000	11/01/18	5,057
State of Illinois General Obligation Unlimited(µ)	730	5.000	01/01/20	759
State of Illinois General Obligation Unlimited	515	5.000	02/01/21	532
State of Illinois General Obligation Unlimited	2,000	5.000	04/01/21	2,071
State of Illinois General Obligation Unlimited	3,000	5.000	07/01/21	3,114
State of Illinois General Obligation Unlimited	615	5.000	01/01/22	629
State of Illinois General Obligation Unlimited	3,025	4.000	02/01/22	3,032
State of Illinois General Obligation Unlimited	200	5.000	05/01/22	208
State of Illinois General Obligation Unlimited	225	5.000	07/01/22	234

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 589

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
State of Illinois General Obligation Unlimited(µ)	2,750	5.000	08/01/22	2,917
State of Illinois General Obligation Unlimited	130	4.000	01/01/23	131
State of Illinois General Obligation Unlimited	400	5.000	02/01/24	416
State of Illinois General Obligation Unlimited	4,655	5.000	08/01/24	4,816
State of Illinois General Obligation Unlimited	230	4.500	09/01/24	231
State of Illinois General Obligation Unlimited	240	4.000	01/01/25	235
State of Illinois General Obligation Unlimited	285	5.000	01/01/25	290
State of Illinois General Obligation Unlimited	2,290	5.000	08/01/25	2,365
State of Illinois General Obligation Unlimited	100	4.000	03/01/26	97
State of Illinois General Obligation Unlimited	110	5.500	07/01/26	116
State of Illinois General Obligation Unlimited	155	4.750	09/01/26	155
State of Illinois General Obligation Unlimited	125	5.000	04/01/27	128
State of Illinois General Obligation Unlimited	3,735	5.500	07/01/27	3,921
State of Illinois General Obligation Unlimited	385	4.000	09/01/27	370
State of Illinois General Obligation Unlimited	2,120	5.000	02/01/28	2,199
State of Illinois General Obligation Unlimited	200	5.000	05/01/28	205
State of Illinois General Obligation Unlimited	5,700	5.000	11/01/28	5,909
State of Illinois General Obligation Unlimited(µ)	4,500	4.000	02/01/30	4,654
State of Illinois General Obligation Unlimited	2,175	5.000	05/01/30	2,212
State of Illinois General Obligation Unlimited	250	5.250	07/01/30	257
State of Illinois General Obligation Unlimited	50	5.000	03/01/31	51
State of Illinois General Obligation Unlimited	100	5.000	09/01/34	100
State of Illinois General Obligation Unlimited	120	4.250	01/01/36	111
State of Illinois Revenue Bonds	12,500	5.000	06/15/21	13,452
State of Illinois Sports Facilities Authority Revenue Bonds	1,125	5.000	06/15/18	1,128
State of Illinois Sports Facilities Authority Revenue Bonds	500	5.000	06/15/19	508
Town of Cicero General Obligation Unlimited(µ)	785	5.000	01/01/21	829
Town of Cicero General Obligation Unlimited(µ)	825	5.000	01/01/22	885
Town of Cicero General Obligation Unlimited(µ)	915	5.000	01/01/24	1,003
Town of Cicero General Obligation Unlimited(µ)	500	5.000	01/01/25	553
Town of Cicero General Obligation Unlimited(µ)	1,010	5.000	01/01/26	1,130
University of Illinois Revenue Bonds	1,115	5.000	04/01/20	1,165
University of Illinois Revenue Bonds	1,470	5.500	04/01/31	1,586
Village of Bellwood Illinois General Obligation Unlimited	600	5.875	12/01/27	676
Village of Bellwood Illinois General Obligation Unlimited(µ)	2,075	5.000	12/01/32	2,334
Village of East Dundee Illinois General Obligation Unlimited(µ)	420	4.000	12/01/23	441
Village of Rosemont General Obligation Unlimited(µ)	1,430	5.000	12/01/26	1,597
Village of Rosemont General Obligation Unlimited(µ)	1,500	5.000	12/01/27	1,688
Volo Village Special Service Area No. 3 & 6 Special Tax(µ)	1,094	5.000	03/01/34	1,198
West Chicago Park District General Obligation Unlimited(µ)	795	5.250	12/01/29	840
Western Illinois Economic Development Authority Revenue Bonds(µ)	1,140	5.000	01/01/27	1,249
Western Illinois Economic Development Authority Revenue Bonds(µ)	725	5.000	01/01/28	792
Western Illinois University Revenue Bonds(µ)	485	5.000	04/01/21	512
Western Illinois University Revenue Bonds(µ)	560	5.000	04/01/24	612
Will County School District No 114 Manhattan General Obligation Unlimited(µ)	1,630	3.500	01/01/25	1,667
Williamson Jackson, Perry, Randolph Counties Community College Dist. No. 530
General Obligation Unlimited(µ)	985	5.000	12/01/24	1,097

See accompanying notes which are an integral part of the financial statements.

590 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Williamson Jackson, Perry, Randolph Counties Community College Dist. No. 530
General Obligation Unlimited(µ)	1,550	5.000	12/01/25	1,735
				255,932
Indiana - 0.2%
City of Indianapolis Indiana Gas Utility Revenue Bonds(µ)	1,000	5.000	08/15/23	1,064
Hamilton Southeastern Consolidated School Building Corp. Revenue Bonds (~)	3,000	1.250	06/15/18	2,997
Hamilton Southeastern Consolidated School Building Corp. Revenue Bonds	570	5.000	01/15/28	674
				4,735
Iowa - 0.5%
City of Ames Iowa Revenue Bonds	2,000	5.000	06/15/31	2,254
Iowa Finance Authority Revenue Bonds	4,000	5.000	07/01/28	4,418
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	1,656
Xenia Rural Water District Revenue Bonds	3,000	5.000	12/01/28	3,345
				11,673
Kansas - 0.4%
Crawford County Unified School District General Obligation Unlimited(µ)	650	5.000	09/01/35	733
Kansas Municipal Energy Agency Revenue Bonds(µ)	1,110	5.000	04/01/31	1,238
Kansas Municipal Energy Agency Revenue Bonds(µ)	1,000	5.000	04/01/32	1,110
Kansas Municipal Energy Agency Revenue Bonds(µ)	1,000	5.000	04/01/38	1,093
Seward County Unified School District No. 480 Liberal General Obligation Unlimited	4,000	5.000	09/01/30	4,459
				8,633
Kentucky - 0.7%
City of Murray Kentucky Revenue Bonds	420	2.000	08/01/18	419
County of Knox General Obligation Unlimited(µ)	505	5.000	10/01/35	566
Kentucky Economic Development Finance Authority Revenue Bonds	2,000	3.000	05/15/22	2,000
Kentucky Economic Development Finance Authority Revenue Bonds	2,500	5.000	06/01/27	2,767
Kentucky Economic Development Finance Authority Revenue Bonds	2,035	4.000	07/01/31	2,033
Kentucky Municipal Power Agency Revenue Bonds(µ)	1,500	5.000	09/01/19	1,553
Kentucky Public Energy Authority Revenue Bonds(~)(ae)(Ê)	3,500	4.000	04/01/24	3,708
Louisville/Jefferson County Metropolitan Government Revenue Bonds	2,100	5.000	10/01/33	2,344
				15,390
Louisiana - 2.2%
City of New Orleans Louisiana Sewerage Service Revenue Bonds	1,000	5.000	06/01/35	1,096
City of Shreveport General Obligation Unlimited(µ)	2,000	5.000	08/01/28	2,279
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ)	2,955	5.000	12/01/32	3,338
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ)	1,000	5.000	12/01/33	1,127
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)	17,150	0.500	08/01/35	17,150
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)	950	0.700	12/01/40	950
Lafayette Consolidated Government Revenue Bonds(µ)	805	5.000	11/01/20	860
Lafayette Consolidated Government Revenue Bonds(µ)	700	5.000	11/01/29	785
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	4,000	3.500	11/01/32	3,907
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,034
Louisiana Public Facilities Authority Revenue Bonds(~)(Ê)	120	0.870	04/02/23	120
Louisiana Public Facilities Authority Revenue Bonds(µ)	1,615	5.000	09/01/29	1,791
Louisiana Public Facilities Authority Revenue Bonds	595	5.000	11/01/33	652
Louisiana State Citizens Property Insurance Corp. Revenue Bonds(µ)	2,460	6.750	06/01/26	2,470
Red River Parish School Board General Obligation Unlimited	570	5.000	03/01/27	667
Red River Parish School Board General Obligation Unlimited	630	5.000	03/01/28	735
Red River Parish School Board General Obligation Unlimited	300	4.000	03/01/37	314

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 591

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Red River Parish School Board General Obligation Unlimited	250	4.000	03/01/38	259
State of Louisiana Gasoline & Fuels Tax Revenue Bonds	7,000	5.000	05/01/21	7,589
State of Louisiana General Obligation Unlimited	850	5.000	08/01/24	967
State of Louisiana Revenue Bonds	1,300	5.000	06/15/28	1,459
				49,549
Maryland - 0.6%
Baltimore Convention Center Hotel Revenue Bonds	1,150	5.000	09/01/33	1,297
Baltimore Convention Center Hotel Revenue Bonds	1,000	5.000	09/01/34	1,113
Baltimore Convention Center Hotel Revenue Bonds	1,000	5.000	09/01/35	1,109
Baltimore Convention Center Hotel Revenue Bonds	1,000	5.000	09/01/36	1,107
County of Prince George's Revenue Bonds	1,175	5.000	04/01/19	1,206
Maryland Economic Development Corp. Revenue Bonds	985	5.125	06/01/20	1,035
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	916
Maryland Economic Development Corp. Revenue Bonds	1,500	5.000	06/01/35	1,671
Maryland Stadium Authority Revenue Bonds	1,000	5.000	05/01/18	1,000
State of Maryland Department of Transportation Revenue Bonds	2,995	4.000	09/01/27	3,338
				13,792
Massachusetts - 1.5%
City of Boston General Obligation Unlimited	2,000	5.000	04/01/25	2,339
Commonwealth of Massachusetts General Obligation Limited(~)(µ)(Ê)	7,147	0.480	12/01/30	7,126
Commonwealth of Massachusetts Revenue Bonds	4,000	5.000	06/15/20	4,255
Massachusetts Clean Water Trust (The) Revenue Bonds	3,795	5.000	02/01/23	4,275
Massachusetts Clean Water Trust (The) Revenue Bonds(~)(Ê)	5,000	2.964	08/01/23	4,995
Massachusetts Development Finance Agency Revenue Bonds	1,675	5.000	07/01/31	1,870
Massachusetts Development Finance Agency Revenue Bonds	3,665	5.000	07/01/34	4,100
Massachusetts Health & Educational Facilities Authority Revenue Bonds(Ê)	950	1.790	07/01/38	950
Massachusetts Water Resources Authority Revenue Bonds(Ê)	3,695	0.660	08/01/20	3,695
				33,605
Michigan - 3.9%
Brighton Area School District General Obligation Unlimited	1,525	5.000	05/01/26	1,707
City of Detroit Michigan Sewage Disposal System Revenue Bonds	3,500	5.000	07/01/32	3,732
City of Detroit Sewage Disposal System Revenue Bonds(µ)	785	5.250	07/01/29	790
County of Wayne Michigan General Obligation Limited(µ)	3,000	5.000	02/01/34	3,006
Detroit City School District General Obligation Unlimited(µ)	1,000	6.000	05/01/19	1,039
Eastern Michigan University Revenue Bonds(µ)	740	5.000	03/01/30	850
Eastern Michigan University Revenue Bonds(µ)	1,000	5.000	03/01/31	1,143
Eastern Michigan University Revenue Bonds(µ)	1,000	5.000	03/01/33	1,133
Ecorse Public School District General Obligation Unlimited	610	4.000	05/01/19	621
Grand Rapids Public Schools General Obligation Unlimited(µ)	2,430	5.000	05/01/34	2,740
Grand Rapids Public Schools General Obligation Unlimited(µ)	1,000	5.000	05/01/35	1,125
Kalamazoo Hospital Finance Authority Revenue Bonds	1,500	4.000	05/15/31	1,542
Karegnondi Water Authority Revenue Bonds	855	5.000	11/01/34	942
Karegnondi Water Authority Revenue Bonds	1,000	5.000	11/01/35	1,099
Karegnondi Water Authority Revenue Bonds	1,400	5.000	11/01/37	1,539
Kent Hospital Finance Authority Revenue Bonds	1,505	5.000	11/15/19	1,575
Michigan Finance Authority Obligation Revenue Bonds	2,145	5.000	02/01/22	2,297
Michigan Finance Authority Obligation Revenue Bonds	3,000	5.250	02/01/27	3,384
Michigan Finance Authority Revenue Bonds	450	5.000	07/01/19	465
Michigan Finance Authority Revenue Bonds	600	5.000	12/01/20	633

See accompanying notes which are an integral part of the financial statements.

592 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Michigan Finance Authority Revenue Bonds	730	5.000	12/01/21	780
Michigan Finance Authority Revenue Bonds	770	5.000	12/01/22	831
Michigan Finance Authority Revenue Bonds	655	5.000	12/01/23	712
Michigan Finance Authority Revenue Bonds	2,000	5.000	04/01/25	2,223
Michigan Finance Authority Revenue Bonds	1,000	5.000	11/01/27	1,099
Michigan Finance Authority Revenue Bonds	4,655	5.000	07/01/28	5,050
Michigan Finance Authority Revenue Bonds	1,660	5.000	12/01/28	1,959
Michigan Finance Authority Revenue Bonds	1,375	5.000	07/01/29	1,488
Michigan Finance Authority Revenue Bonds	3,000	5.000	11/15/29	3,374
Michigan Finance Authority Revenue Bonds	1,000	5.000	07/01/30	1,107
Michigan Finance Authority Revenue Bonds	5,000	5.000	11/15/31	5,663
Michigan Finance Authority Revenue Bonds	500	5.000	07/01/35	548
Michigan Finance Authority Revenue Bonds	1,500	4.000	11/15/36	1,513
Michigan Finance Authority Revenue Bonds	585	5.000	12/01/36	626
Michigan Strategic Fund Revenue Bonds	1,015	5.250	06/01/32	1,052
Michigan Strategic Fund Tax Allocation(~)(Ê)	15,000	4.125	07/01/45	15,046
Michigan Tobacco Settlement Finance Authority Revenue Bonds	3,150	5.125	06/01/22	3,145
Saline Economic Development Corp. Revenue Bonds	485	5.250	06/01/32	503
University of Michigan Revenue Bonds(ae)(Ê)	2,390	1.850	04/01/22	2,390
Wayne County Airport Authority Revenue Bonds	435	5.000	12/01/29	487
Wayne County Airport Authority Revenue Bonds(µ)	3,915	5.000	12/01/39	4,291
				85,249
Minnesota - 0.9%
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	1,901
City of Minneapolis Minnesota/State Paul Housing & Redevelopment Authority
Revenue Bonds	675	5.000	11/15/20	726
City of Minneapolis Minnesota/State Paul Housing & Redevelopment Authority
Revenue Bonds	965	5.000	11/15/28	1,132
City of Rochester Minnesota Revenue Bonds(~)(Ê)	1,125	4.000	11/15/30	1,138
City of Saint Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	729
County of Kanabec Healthcare Revenue Bonds	4,000	2.750	12/01/19	3,995
Minnesota Higher Education Facilities Authority Revenue Bonds	965	5.000	10/01/27	1,128
Minnesota Higher Education Facilities Authority Revenue Bonds	1,010	5.000	10/01/28	1,172
Minnesota Higher Education Facilities Authority Revenue Bonds	1,015	5.000	10/01/29	1,171
Minnesota Higher Education Facilities Authority Revenue Bonds	585	5.000	10/01/31	669
State of Minnesota General Obligation Unlimited	700	3.000	10/01/29	704
State Paul Housing & Redevelopment Authority Revenue Bonds	2,145	5.000	11/15/25	2,295
State Paul Housing & Redevelopment Authority Revenue Bonds	2,250	5.000	11/15/26	2,407
				19,167
Mississippi - 0.6%
Mississippi Business Finance Corp. Revenue Bonds(Ê)	300	0.600	12/01/30	300
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	04/01/28	1,126
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	03/01/34	1,111
Mississippi Development Bank Revenue Bonds	6,750	5.000	03/01/43	7,683
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	2,000	5.000	09/01/36	2,148
				12,368
Missouri - 0.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	810	5.000	10/01/28	821
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	1,775	5.000	10/01/33	1,959

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 593

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Cape Girardeau County Industrial Development Authority Revenue Bonds	970	5.000	03/01/29	1,075
Cape Girardeau County Industrial Development Authority Revenue Bonds	1,000	5.000	03/01/30	1,103
City of Kansas City Missouri Revenue Bonds	1,185	5.000	09/01/26	1,230
City of Kansas City Missouri Revenue Bonds	500	5.000	09/01/27	519
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/28	1,037
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/29	1,037
City of Saint Louis Missouri Airport Revenue Bonds	1,680	6.125	07/01/24	1,759
County of Boone Missouri Revenue Bonds	2,760	5.000	08/01/30	2,976
County of Boone Missouri Revenue Bonds	1,700	4.000	08/01/33	1,718
Industrial Development Authority of the City of St. Louis Revenue Bonds	595	4.375	11/15/35	604
Lees Summit Industrial Development Authority Revenue Bonds	1,550	5.000	08/15/36	1,600
Nixa Public Schools General Obligation Unlimited	245	5.000	03/01/33	257
				17,695
Montana - 0.1%
Montana Finance Authority Health Facilities Revenue Bonds	410	5.000	06/01/33	468
Montana Finance Authority Health Facilities Revenue Bonds	1,000	5.000	06/01/34	1,134
				1,602
Nebraska - 0.7%
Central Plains Energy Project Revenue Bonds	2,500	5.000	09/01/26	2,829
Central Plains Energy Project Revenue Bonds	2,000	5.000	09/01/30	2,313
Central Plains Energy Project Revenue Bonds	1,565	5.000	09/01/32	1,704
Central Plains Energy Project Revenue Bonds	3,505	5.250	09/01/37	3,851
Nebraska Public Power District Revenue Bonds	2,000	4.000	01/01/21	2,099
Nebraska Public Power District Revenue Bonds	1,000	5.000	01/01/29	1,087
Sarpy County School District No. 1 General Obligation Unlimited	50	5.000	12/15/36	57
Scotts Bluff County Hospital Authority Revenue Bonds	1,000	5.000	02/01/20	1,033
				14,973
Nevada - 0.8%
City of Reno Nevada General Obligation Limited	1,100	5.000	06/01/18	1,103
City of Reno Nevada General Obligation Limited	1,000	5.000	06/01/22	1,094
Clark County General Obligation Unlimited	2,555	5.000	06/01/33	2,975
Clark County Water Reclamation District General Obligation Limited	3,640	5.000	07/01/22	4,046
County of Clark Nevada Revenue Bonds	1,965	5.000	07/01/29	2,201
Nevada Department of Business & Industry Revenue Bonds	350	3.125	07/15/22	344
Nevada Department of Business & Industry Revenue Bonds	340	5.000	07/15/27	357
Nevada Department of Business & Industry Revenue Bonds	750	4.500	12/15/29	758
State of Nevada General Obligation Limited	2,590	5.000	04/01/21	2,803
Truckee Meadows Water Authority Revenue Bonds	1,600	5.000	07/01/37	1,813
				17,494
New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	1,500	5.000	01/01/34	1,633
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	1,825	5.000	01/01/36	1,981
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	1,615	5.000	01/01/37	1,750
				5,364
New Jersey - 4.9%
Camden County Improvement Authority Revenue Bonds	1,000	5.000	02/15/19	1,021
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/28	2,181
Camden County Improvement Authority Revenue Bonds	300	5.000	02/15/32	322
Casino Reinvestment Development Authority Revenue Bonds	600	5.000	11/01/18	608
Casino Reinvestment Development Authority Revenue Bonds	1,000	4.000	11/01/19	1,024

See accompanying notes which are an integral part of the financial statements.

594 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Atlantic City General Obligation Unlimited(µ)	400	4.000	11/01/18	403
City of Atlantic City General Obligation Unlimited(µ)	300	5.000	03/01/24	331
City of Atlantic City General Obligation Unlimited(µ)	500	5.000	03/01/25	558
City of Atlantic City General Obligation Unlimited(µ)	450	5.000	03/01/26	507
City of Atlantic City General Obligation Unlimited(µ)	750	5.000	03/01/32	838
City of Bayonne New Jersey General Obligation Unlimited(µ)	1,500	5.000	07/01/33	1,665
City of Bayonne New Jersey General Obligation Unlimited(µ)	1,865	5.000	07/01/34	2,059
City of Paterson New Jersey General Obligation Unlimited(µ)	1,180	5.000	01/15/23	1,279
City of Trenton New Jersey General Obligation Unlimited(µ)	1,680	5.000	07/15/23	1,855
Jersey City General Obligation Unlimited	450	5.000	11/01/31	522
New Jersey Building Authority Revenue Bonds(µ)	580	5.000	06/15/28	654
New Jersey Economic Development Authority Revenue Bonds	2,500	5.000	09/01/18	2,526
New Jersey Economic Development Authority Revenue Bonds	6,435	5.000	06/15/19	6,632
New Jersey Economic Development Authority Revenue Bonds	2,765	5.000	06/15/20	2,901
New Jersey Economic Development Authority Revenue Bonds	75	5.000	06/15/21	80
New Jersey Economic Development Authority Revenue Bonds	2,045	5.000	06/15/23	2,204
New Jersey Economic Development Authority Revenue Bonds(µ)	700	5.500	09/01/24	794
New Jersey Economic Development Authority Revenue Bonds(µ)	1,265	5.250	07/01/26	1,416
New Jersey Economic Development Authority Revenue Bonds	795	5.000	07/01/27	881
New Jersey Economic Development Authority Revenue Bonds(µ)	2,005	5.000	07/01/28	2,276
New Jersey Economic Development Authority Revenue Bonds	1,665	5.000	06/15/29	1,769
New Jersey Economic Development Authority Revenue Bonds	750	5.000	07/01/29	804
New Jersey Economic Development Authority Revenue Bonds	340	3.000	06/01/32	311
New Jersey Economic Development Authority Revenue Bonds	660	5.000	06/01/32	761
New Jersey Economic Development Authority Revenue Bonds(µ)	1,720	5.000	07/01/35	1,908
New Jersey Educational Facilities Authority Revenue Bonds(µ)	450	5.000	07/01/32	502
New Jersey Educational Facilities Authority Revenue Bonds(µ)	3,085	5.000	07/01/33	3,563
New Jersey Educational Facilities Authority Revenue Bonds	950	5.000	07/01/36	1,018
New Jersey Educational Facilities Authority Revenue Bonds	710	5.000	07/01/47	751
New Jersey Health Care Facilities Financing Authority Revenue Bonds	490	4.250	07/01/18	491
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,355	3.600	07/01/19	1,381
New Jersey Health Care Facilities Financing Authority Revenue Bonds	900	3.850	07/01/20	934
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	1,000	5.000	07/01/27	1,136
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,000	5.000	07/01/28	1,142
New Jersey Health Care Facilities Financing Authority Revenue Bonds	2,300	5.000	07/01/29	2,668
New Jersey Health Care Facilities Financing Authority Revenue Bonds	300	5.000	07/01/30	333
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,000	5.000	07/01/31	1,128
New Jersey State Turnpike Authority Revenue Bonds	5,550	5.000	01/01/22	6,088
New Jersey State Turnpike Authority Revenue Bonds	2,485	5.000	01/01/23	2,774
New Jersey State Turnpike Authority Revenue Bonds	3,080	5.000	01/01/24	3,428
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	830	5.500	12/15/18	848
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	2,750	5.500	12/15/20	2,946
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,750	4.370	12/15/26	1,210
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,160	4.117	12/15/28	1,978
New Jersey Transportation Trust Fund Authority Revenue Bonds	2,260	5.000	06/15/29	2,478
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,125	4.554	12/15/29	670
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,000	5.000	06/15/30	3,009
New Jersey Transportation Trust Fund Authority Revenue Bonds	4,310	4.934	12/15/36	1,756

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 595

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New Jersey Transportation Trust Fund Authority Revenue Bonds	19,500	4.649	12/15/37	7,558
New Jersey Transportation Trust Fund Authority Revenue Bonds	2,500	4.975	12/15/38	918
New Jersey Turnpike Authority Revenue Bonds(ae)	170	5.000	07/01/22	189
New Jersey Turnpike Authority Revenue Bonds	1,000	5.000	01/01/23	1,120
New Jersey Turnpike Authority Revenue Bonds	2,330	5.000	01/01/27	2,594
New Jersey Turnpike Authority Revenue Bonds	1,625	5.000	01/01/32	1,887
New Jersey Turnpike Authority Revenue Bonds	2,000	5.000	01/01/33	2,288
Newark Housing Authority Revenue Bonds(µ)	350	5.000	12/01/20	371
State of New Jersey General Obligation Unlimited(µ)	2,080	5.500	07/15/18	2,095
Tobacco Settlement Financing Corp. Revenue Bonds	5,675	3.200	06/01/27	5,661
				108,003
New York - 7.4%
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	1,350	5.750	10/01/26	1,489
Build NYC Resource Corp. Revenue Bonds(µ)	930	5.000	12/15/18	948
Build NYC Resource Corp. Revenue Bonds	1,445	5.000	08/01/19	1,492
Build NYC Resource Corp. Revenue Bonds	500	5.000	08/01/29	575
Build NYC Resource Corp. Revenue Bonds	700	5.000	08/01/30	801
Build NYC Resource Corp. Revenue Bonds	600	5.000	08/01/32	681
Build NYC Resource Corp. Revenue Bonds	500	5.000	08/01/33	565
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,559
City of New York New York General Obligation Unlimited	2,105	5.000	08/01/20	2,245
City of New York New York General Obligation Unlimited	2,550	5.000	08/01/21	2,780
City of New York New York General Obligation Unlimited	2,445	5.000	08/01/22	2,718
City of New York New York General Obligation Unlimited	6,420	5.000	08/01/23	7,255
City of Yonkers New York General Obligation Limited(µ)	615	5.000	03/15/25	666
Hudson Yards Infrastructure Corp. Revenue Bonds	7,495	5.000	02/15/35	8,546
Hudson Yards Infrastructure Corp. Revenue Bonds	10,000	5.000	02/15/37	11,370
Long Island Power Authority Electrical Systems Revenue Bonds	1,000	5.000	09/01/32	1,148
Long Island Power Authority Electrical Systems Revenue Bonds	750	5.000	09/01/33	857
Long Island Power Authority Electrical Systems Revenue Bonds	1,000	5.000	09/01/34	1,136
Long Island Power Authority Electrical Systems Revenue Bonds	1,250	5.000	09/01/35	1,417
Long Island Power Authority Electrical Systems Revenue Bonds	2,990	5.000	09/01/36	3,382
Long Island Power Authority Electrical Systems Revenue Bonds	1,825	5.000	09/01/37	2,063
Metropolitan Transportation Authority Revenue Bonds(ae)	1,155	6.500	11/15/18	1,184
Metropolitan Transportation Authority Revenue Bonds(µ)(ae)(Ê)	4,000	1.872	04/06/20	4,018
Metropolitan Transportation Authority Revenue Bonds	1,410	5.000	11/15/24	1,569
Metropolitan Transportation Authority Revenue Bonds	8,320	5.000	11/15/25	9,242
Metropolitan Transportation Authority Revenue Bonds	1,475	5.000	11/15/27	1,633
Metropolitan Transportation Authority Revenue Bonds	6,365	5.000	11/15/28	7,465
Metropolitan Transportation Authority Revenue Bonds	275	6.500	11/15/28	282
Metropolitan Transportation Authority Revenue Bonds	1,500	5.000	11/15/29	1,780
Metropolitan Transportation Authority Revenue Bonds	3,000	5.000	11/15/30	3,541
New York City Housing Development Corp. Revenue Bonds(~)(ae)(Ê)	625	2.000	12/31/21	620
New York City Housing Development Corp. Revenue Bonds	1,560	3.500	02/15/48	1,546
New York City Industrial Development Agency Revenue Bonds(µ)	1,535	5.000	01/01/31	1,539
New York City Transitional Finance Authority Building Aid Revenue Bonds	2,635	5.000	07/15/28	3,114
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	890	5.000	11/01/20	956
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,175	5.000	05/01/21	2,361
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,180	5.000	11/01/21	2,393

See accompanying notes which are an integral part of the financial statements.

596 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	3,500	5.000	08/01/34	4,028
New York City Trust for Cultural Resources Revenue Bonds	940	5.000	07/01/21	1,012
New York State Dormitory Authority Revenue Bonds(µ)	1,580	5.250	07/01/18	1,588
New York State Dormitory Authority Revenue Bonds(ae)	955	5.250	02/15/19	981
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/19	1,045
New York State Dormitory Authority Revenue Bonds	45	5.250	02/15/21	46
New York State Dormitory Authority Revenue Bonds	180	5.000	07/01/21	196
New York State Dormitory Authority Revenue Bonds	2,400	5.000	05/01/22	2,607
New York State Dormitory Authority Revenue Bonds	725	5.000	05/15/23	804
New York State Dormitory Authority Revenue Bonds	6,700	5.000	12/15/23	7,513
New York State Dormitory Authority Revenue Bonds	700	5.000	07/01/24	768
New York State Dormitory Authority Revenue Bonds	6,790	5.000	07/01/26	7,636
New York State Dormitory Authority Revenue Bonds	1,710	5.000	12/15/28	1,910
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,600
New York State Energy Research & Development Authority Revenue Bonds(~)(µ)(Ê)	90	3.050	12/01/25	90
New York State Energy Research & Development Authority Revenue Bonds(~)(µ)(Ê)	500	3.108	12/01/25	500
New York State Energy Research & Development Authority Revenue Bonds(~)(µ)(Ê)	3,190	0.433	03/01/27	3,190
New York State Energy Research & Development Authority Revenue Bonds(~)(µ)(Ê)	1,500	3.090	07/01/29	1,500
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	773
New York State Thruway Authority Revenue Bonds	12,485	5.000	05/01/19	12,873
Rensselaer City School District Certificate Of Participation(µ)	485	5.000	06/01/20	514
Rockland County General Obligation Unlimited(µ)	2,170	5.000	05/01/26	2,522
Triborough Bridge & Tunnel Authority Revenue Bonds(µ)	1,000	5.500	11/15/20	1,086
Triborough Bridge & Tunnel Authority Revenue Bonds	5,170	5.000	11/15/33	6,005
Troy Capital Resource Corp. Revenue Bonds	1,000	5.000	09/01/20	1,062
TSASC, Inc. New York Revenue Bonds	1,500	5.000	06/01/29	1,681
Westchester County Local Development Corp. Revenue Bonds	1,350	5.000	05/01/34	1,452
				162,918
North Carolina - 0.4%
North Carolina Capital Facilities Finance Agency Revenue Bonds	750	5.000	04/01/19	768
North Carolina Medical Care Commission Revenue Bonds	700	5.000	10/01/30	780
North Carolina Medical Care Commission Revenue Bonds	2,105	5.000	11/01/31	2,385
North Carolina Turnpike Authority Revenue Bonds(µ)	1,310	5.000	01/01/28	1,507
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	2,653
State of North Carolina Revenue Bonds	1,000	5.000	05/01/19	1,032
				9,125
North Dakota - 0.1%
City of Williston North Dakota Revenue Bonds(µ)	1,425	4.000	11/01/20	1,427
County of Burleigh North Dakota Revenue Bonds	460	5.000	07/01/29	499
County of Burleigh North Dakota Revenue Bonds	500	5.000	07/01/31	542
				2,468
Ohio - 3.8%
American Municipal Power, Inc. Revenue Bonds	1,790	5.000	02/15/34	1,996
American Municipal Power, Inc. Revenue Bonds	1,605	5.000	02/15/36	1,784
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	5,700	5.125	06/01/24	5,605
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,735	5.375	06/01/24	1,724
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,650	5.875	06/01/30	2,642
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	6,495	5.750	06/01/34	6,437
City of Cincinnati Ohio General Obligation Unlimited	1,815	5.000	12/01/30	2,018

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 597

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Cleveland Income Tax Revenue Bonds(ae)	375	5.000	10/01/23	425
City of Cleveland Income Tax Revenue Bonds	1,125	5.000	10/01/37	1,235
City of Cleveland Ohio Airport System Revenue Bonds(µ)	3,000	5.000	01/01/30	3,235
City of Columbus General Obligation Unlimited	4,685	4.000	04/01/33	5,011
Cleveland Municipal School District General Obligation Unlimited	1,100	5.000	12/01/27	1,227
County of Cuyahoga Ohio Certificate Of Participation	14,065	5.000	12/01/27	15,545
County of Cuyahoga Ohio Certificate Of Participation	1,990	5.000	12/01/28	2,191
County of Hamilton Ohio Revenue Bonds	1,350	5.000	01/01/31	1,460
County of Montgomery Ohio Revenue Bonds	1,100	5.750	11/15/22	1,193
County of Montgomery Ohio Revenue Bonds(~)(Ê)	685	0.570	11/15/39	685
County of Montgomery Ohio Revenue Bonds(~)(Ê)	1,095	0.590	11/15/39	1,095
Cuyahoga County Hospital Revenue Bonds	7,450	5.000	02/15/37	7,888
Lakewood City School District General Obligation Unlimited	875	5.000	11/01/30	980
Middletown City School District General Obligation Unlimited	5	5.250	12/01/34	6
North Olmsted City School District General Obligation Unlimited(Ê)	420	1.750	12/01/19	419
Ohio Higher Educational Facility Commission Revenue Bonds	520	5.000	07/01/31	597
Ohio Higher Educational Facility Commission Revenue Bonds	750	5.000	07/01/33	849
Ohio Higher Educational Facility Commission Revenue Bonds	820	5.000	07/01/34	928
Ohio Higher Educational Facility Commission Revenue Bonds	695	4.000	07/01/36	715
Ohio Higher Educational Facility Commission Revenue Bonds	600	4.000	07/01/37	617
Ohio State Water Development Authority Revenue Bonds	6,085	5.000	06/01/21	6,630
State of Ohio Revenue Bonds	3,500	5.000	12/15/22	3,865
State of Ohio Revenue Bonds	2,815	5.000	12/15/23	3,110
Toledo-Lucas County Port Authority Revenue Bonds	1,965	5.000	07/01/29	2,074
				84,186
Oklahoma - 1.3%
Cache Educational Facilities Authority Revenue Bonds	3,385	5.000	09/01/27	3,947
Cache Educational Facilities Authority Revenue Bonds	3,570	5.000	09/01/28	4,205
Oklahoma County Finance Authority Revenue Bonds	160	5.000	10/01/18	162
Oklahoma County Finance Authority Revenue Bonds	500	5.000	10/01/26	572
Oklahoma Development Finance Authority Revenue Bonds	1,000	5.000	08/15/22	1,084
Oklahoma Development Finance Authority Revenue Bonds	750	5.000	08/15/23	822
Oklahoma Development Finance Authority Revenue Bonds	450	5.000	08/15/24	497
Oklahoma Development Finance Authority Revenue Bonds	700	5.000	08/15/25	779
Oklahoma Development Finance Authority Revenue Bonds	1,000	5.000	08/15/26	1,120
Oklahoma Development Finance Authority Revenue Bonds	2,000	5.000	08/15/28	2,266
Oklahoma Development Finance Authority Revenue Bonds	3,000	5.000	08/15/33	3,320
Oklahoma Development Finance Authority Revenue Bonds	3,000	5.250	08/15/43	3,303
Oklahoma Turnpike Authority Revenue Bonds	600	4.000	01/01/42	614
Oklahoma Water Resources Board Revenue Bonds	2,725	5.000	04/01/31	3,197
Oklahoma Water Resources Board Revenue Bonds	1,750	5.000	04/01/32	2,043
Oklahoma Water Resources Board Revenue Bonds	1,500	5.000	04/01/33	1,745
				29,676
Oregon - 0.2%
City of Portland Oregon Sewer System Revenue Bonds	2,000	5.000	06/15/18	2,008
Hospital Facilities Authority of Multnomah County Oregon Revenue Bonds	280	5.000	10/01/19	287
Morrow County School District No. 1 General Obligation Unlimited(µ)	1,955	5.500	06/15/21	2,152
Oregon State Facilities Authority Revenue Bonds	750	5.000	10/01/36	781
				5,228

See accompanying notes which are an integral part of the financial statements.

598 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Pennsylvania - 4.6%
Allegheny County Higher Education Building Authority Revenue Bonds	410	5.000	10/15/19	423
Allegheny County Higher Education Building Authority Revenue Bonds	590	5.000	10/15/20	620
Allegheny County Higher Education Building Authority Revenue Bonds	615	5.000	10/15/21	657
Allegheny County Higher Education Building Authority Revenue Bonds	790	5.000	10/15/26	882
Allegheny County Higher Education Building Authority Revenue Bonds	835	5.000	10/15/27	927
Allegheny County Higher Education Building Authority Revenue Bonds	870	5.000	10/15/28	961
Allegheny County Higher Education Building Authority Revenue Bonds	660	3.000	10/15/29	591
Allegheny County Hospital Development Authority Revenue Bonds	150	5.000	06/15/18	151
Berks County Municipal Authority Revenue Bonds(ae)	980	5.250	11/01/19	1,024
Berks County Municipal Authority Revenue Bonds	980	5.250	11/01/24	1,025
City of Philadelphia General Obligation Unlimited(µ)	890	5.000	08/01/24	923
City of Philadelphia General Obligation Unlimited	5,000	5.000	08/01/33	5,655
City of Philadelphia General Obligation Unlimited	5,000	5.000	08/01/34	5,617
City of Philadelphia Pennsylvania General Obligation Unlimited	3,210	5.250	07/15/27	3,524
City of Philadelphia Revenue Notes	2,000	2.000	06/29/18	2,001
City of Scranton General Obligation Unlimited	1,000	5.000	09/01/18	1,007
City of Scranton General Obligation Unlimited	1,815	5.000	09/01/21	1,923
City of Scranton General Obligation Unlimited	1,925	5.000	09/01/22	2,058
City of Wilkes-Barre General Obligation Unlimited(µ)	1,000	4.000	11/15/38	1,008
City of York General Obligation Unlimited	105	5.000	11/15/24	118
City of York General Obligation Unlimited	1,955	5.000	11/15/26	2,214
City of York General Obligation Unlimited	1,755	5.000	11/15/27	2,007
Commonwealth Financing Authority Revenue Bonds(µ)	13,000	4.000	06/01/39	13,044
Commonwealth of Pennsylvania General Obligation Unlimited	6,075	5.000	08/15/23	6,787
County of Luzerne General Obligation Unlimited(µ)	500	5.000	12/15/27	569
Dallas Area Municipal Authority Revenue Bonds	430	4.000	05/01/18	430
Dauphin County General Authority University Revenue Bonds	4,240	4.000	10/15/22	4,190
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,120	5.000	11/01/27	1,228
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,140	5.000	11/01/28	1,247
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,500	5.250	11/01/33	1,655
East Allegheny School District General Obligation Unlimited(µ)	350	3.000	04/01/19	352
General Authority of Southcentral Pennsylvania Revenue Bonds	370	5.000	12/01/28	419
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds	1,750	5.000	07/01/23	1,896
Mifflin County School District General Obligation Limited(µ)	870	5.000	09/01/29	984
Mifflin County School District General Obligation Limited(µ)	1,000	5.000	09/01/30	1,129
North Penn Water Authority Revenue Bonds	1,190	5.000	11/01/30	1,291
Northampton County General Purpose Authority Revenue Bonds	285	5.000	10/01/30	315
Northampton County General Purpose Authority Revenue Bonds	150	5.000	10/01/31	165
Northern Tioga School District General Obligation Limited(µ)	650	5.000	04/01/30	746
Pennsylvania Higher Education Facilities Authority Revenue Bonds(ae)	1,830	5.250	05/01/21	1,998
Pennsylvania Higher Education Facilities Authority Revenue Bonds	110	5.250	05/01/24	119
Pennsylvania Higher Education Facilities Authority Revenue Bonds	700	5.000	07/01/31	751
Pennsylvania Turnpike Commission Revenue Bonds	1,000	5.000	12/01/22	1,113
Philadelphia Authority for Industrial Development Revenue Bonds	850	5.875	06/15/22	892
Philadelphia Authority for Industrial Development Revenue Bonds	2,000	8.000	01/01/33	2,218
School District of Philadelphia (The) General Obligation Limited(µ)	4,605	5.000	09/01/27	5,247
Scranton School District General Obligation Limited	350	4.000	06/01/18	350
Scranton School District General Obligation Limited	1,175	5.000	06/01/19	1,205

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 599

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Scranton School District General Obligation Unlimited(µ)	330	5.000	12/01/33	371
State Public School Building Authority Revenue Bonds	2,000	5.000	04/01/20	2,101
State Public School Building Authority Revenue Bonds	3,030	5.000	04/01/25	3,254
State Public School Building Authority Revenue Bonds(µ)	1,000	5.000	06/15/28	1,086
State Public School Building Authority Revenue Bonds(µ)	1,000	5.000	06/15/29	1,085
Township of Bensalem Pennsylvania General Obligation Unlimited	1,380	5.250	06/01/29	1,556
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue
Bonds	1,000	5.500	09/15/21	1,032
West Mifflin Sanitary Sewer Municipal Authority Revenue Bonds(µ)	225	4.000	08/01/18	226
West Mifflin School District General Obligation Limited(µ)	1,000	5.000	04/01/28	1,110
West Mifflin School District General Obligation Limited(µ)	3,045	4.000	04/01/30	3,093
Western Wayne School District General Obligation Unlimited(µ)	565	5.000	04/01/21	605
				101,175
Puerto Rico - 3.2%
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	535	5.500	07/01/18	537
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	660	5.500	07/01/19	677
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	430	5.250	07/01/20	450
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/21	1,002
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	545	4.000	07/01/22	555
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,305	5.375	07/01/25	1,391
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,005	5.250	07/01/26	1,057
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	415	4.250	07/01/27	419
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/27	1,007
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	8,500	5.000	07/01/35	8,791
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ)	3,875	5.000	07/01/28	3,884
Puerto Rico Commonwealth General Obligation Unlimited(µ)	235	5.500	07/01/20	247
Puerto Rico Commonwealth General Obligation Unlimited(µ)	635	5.000	07/01/31	657
Puerto Rico Convention Center Authority Revenue Bonds(µ)	100	5.000	07/01/19	100
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	1,400	5.000	07/01/18	1,404
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	190	5.000	07/01/20	190
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	345	5.000	07/01/31	336
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	1,125	4.500	07/01/36	1,125
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,000	5.000	07/01/19	1,001
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,815	5.000	07/01/21	1,817
Puerto Rico Electric Power Authority Revenue Bonds(µ)	385	4.000	07/01/23	386
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,940	5.000	07/01/26	1,944
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Ê)	8,820	0.738	07/01/29	7,762
Puerto Rico Electric Power Authority Revenue Bonds(µ)	230	4.375	07/01/30	230
Puerto Rico Electric Power Authority Revenue Bonds(µ)	7,000	5.250	07/01/31	7,775
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	300	4.125	07/01/18	300
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	770	5.250	07/01/22	821
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	320	4.950	07/01/26	328
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	895	5.500	07/01/26	994
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	950	5.000	07/01/27	952
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	700	5.500	07/01/28	716
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	5,460	5.250	07/01/31	5,449
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	210	5.250	07/01/33	233
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	260	5.250	07/01/34	289
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	770	5.250	07/01/35	745

See accompanying notes which are an integral part of the financial statements.

600 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	1,445	5.250	07/01/36	1,594
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	250	5.250	07/01/41	276
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	2,275	5.500	07/01/23	2,368
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	955	5.500	07/01/24	993
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,185	5.500	07/01/25	1,231
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	2,465	5.500	07/01/26	2,555
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	350	5.500	07/01/27	362
Puerto Rico Municipal Finance Agency General Obligation Unlimited(µ)	3,090	5.000	08/01/27	3,096
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	3,000	6.000	07/01/25	3,187
				71,233
Rhode Island - 0.4%
Providence Public Buildings Authority Revenue Bonds(µ)	500	5.875	06/15/26	548
Rhode Island Commerce Corp. Revenue Bonds	2,610	5.000	06/15/27	3,043
Rhode Island Health & Educational Building Corp. Revenue Bonds	2,495	5.000	05/15/28	2,779
Rhode Island Health & Educational Building Corp. Revenue Bonds	1,250	5.000	05/15/29	1,389
				7,759
South Carolina - 1.3%
Lee County School Facilities, Inc. Revenue Bonds(µ)	1,050	4.000	12/01/27	1,130
Lee County School Facilities, Inc. Revenue Bonds(µ)	1,500	4.000	12/01/28	1,600
Lexington County School District No. 2 General Obligation Unlimited	675	4.000	03/01/32	718
Orangeburg County Facilities Corp. Revenue Bonds	1,140	5.000	12/01/27	1,351
Orangeburg County Facilities Corp. Revenue Bonds	1,410	5.000	12/01/28	1,656
Orangeburg County Facilities Corp. Revenue Bonds	1,560	5.000	12/01/30	1,812
Orangeburg County Facilities Corp. Revenue Bonds	1,695	4.000	12/01/32	1,749
Orangeburg County Facilities Corp. Revenue Bonds	1,165	4.000	12/01/33	1,198
Piedmont Municipal Power Agency Revenue Bonds	1,000	5.000	01/01/20	1,049
South Carolina Public Service Authority Revenue Bonds	3,500	5.000	12/01/30	3,838
South Carolina Public Service Authority Revenue Bonds	2,060	5.000	12/01/31	2,294
South Carolina State Public Service Authority Revenue Bonds	3,130	5.000	12/01/36	3,308
Spartanburg Regional Health Services District Revenue Bonds	5,100	5.000	04/15/32	5,538
Sumter Two School Facilities, Inc. Revenue Bonds(µ)	1,360	5.000	12/01/26	1,530
				28,771
South Dakota - 0.1%
Rapid City Area School District No 51-4 General Obligation Unlimited	600	5.000	01/01/23	666
South Dakota Health & Educational Facilities Authority Revenue Bonds	1,000	5.000	11/01/35	1,106
				1,772
Tennessee - 0.4%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds	600	5.000	10/01/26	668
Chattanooga Industrial Development Board Revenue Bonds(µ)	2,000	5.000	10/01/30	2,005
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	630	5.000	10/01/23	692
Knox County Health Educational & Housing Facility Board Revenue Bonds	1,750	5.000	04/01/29	1,945
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	340	5.000	10/01/28	378
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	2,200	5.000	07/01/35	2,434
				8,122
Texas - 7.8%
Arlington Higher Education Finance Corp. Revenue Bonds	1,000	5.000	08/15/26	1,131
Arlington Higher Education Finance Corp. Revenue Bonds	450	5.000	12/01/27	525
Arlington Higher Education Finance Corp. Revenue Bonds	500	5.000	12/01/28	581

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 601

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Arlington Higher Education Finance Corp. Revenue Bonds	785	5.000	12/01/33	895
Arlington Higher Education Finance Corp. Revenue Bonds	650	5.000	12/01/34	737
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/23	1,120
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/24	1,133
Bexar County Health Facilities Development Corp. Revenue Bonds	1,765	4.000	07/15/31	1,777
Bexar County Health Facilities Development Corp. Revenue Bonds	1,430	5.000	07/15/33	1,549
Central Texas Regional Mobility Authority Revenue Bonds	1,200	5.000	01/01/35	1,319
Central Texas Turnpike System Revenue Bonds	500	5.000	08/15/23	557
City of Arlington Special Tax(µ)	1,000	5.000	02/15/32	1,141
City of Arlington Special Tax(µ)	1,785	5.000	02/15/34	2,013
City of Arlington Special Tax(µ)	3,620	5.000	02/15/37	4,108
City of Corpus Christi Texas Utility System Revenue Bonds	1,660	5.000	07/15/22	1,838
City of Donna Texas Revenue Bonds(µ)	1,090	5.000	02/15/31	1,203
City of El Paso Texas Water & Sewer Revenue Bonds	2,890	5.000	03/01/25	3,276
City of Fort Worth Revenue Bonds	2,050	5.250	03/01/36	2,320
City of Fort Worth Water & Sewer System Revenue Bonds	3,535	5.000	02/15/24	4,025
City of Hackberry Special Assessment	1,530	4.625	09/01/37	1,498
City of Hackberry Special Assessment Contract Revenue Bonds	1,350	4.500	09/01/38	1,398
City of Houston Airport System Revenue Bonds	1,500	5.000	07/01/30	1,770
City of Houston Texas Airport System Revenue Bonds	560	5.000	07/01/25	614
City of Houston Texas Airport System Revenue Bonds	900	5.000	07/01/29	981
City of Houston Texas Revenue Bonds	1,890	5.000	09/01/20	2,006
City of Justin Special Assessment(Å)	730	4.125	09/01/23	728
City of Justin Special Assessment(Å)	910	4.625	09/01/28	905
City of Lubbock Texas General Obligation Limited	5,000	5.000	02/15/19	5,125
City of Princeton Special Assessment	595	4.375	09/01/28	594
City of San Antonio Texas Electric & Gas Systems Revenue Bonds	10,050	5.000	02/01/25	11,594
City of San Antonio Texas Water System Revenue Bonds	2,250	5.000	05/15/24	2,381
Clifton Higher Education Finance Corp. Revenue Bonds	400	4.000	08/15/18	402
Comal Independent School District General Obligation Unlimited	1,970	5.000	02/01/25	2,273
Comal Independent School District General Obligation Unlimited	2,095	5.000	02/01/26	2,452
Conroe Independent School District General Obligation Unlimited(ae)	225	5.000	02/15/20	237
Conroe Independent School District General Obligation Unlimited	860	5.000	02/15/25	905
County of Fort Bend Texas General Obligation Limited	3,740	5.000	03/01/23	4,192
County of Harris Revenue Bonds(µ)(Ê)	1,975	1.902	08/15/35	1,815
Cypress-Fairbanks Independent School District General Obligation Unlimited(~)(ae)(Ê)	3,000	2.000	08/15/18	3,001
Dallas/Fort Worth International Airport Revenue Bonds	3,395	5.000	11/01/27	3,752
Dallas/Fort Worth International Airport Revenue Bonds	1,000	5.250	11/01/28	1,134
Dallas/Fort Worth International Airport Revenue Bonds	1,340	5.000	11/01/29	1,429
Dallas/Fort Worth International Airport Revenue Bonds	2,000	5.250	11/01/29	2,264
Dallas/Fort Worth International Airport Revenue Bonds	1,825	5.000	11/01/30	1,945
Dallas/Fort Worth International Airport Revenue Bonds	1,500	5.250	11/01/30	1,696
Decatur Hospital Authority Revenue Bonds	1,250	5.250	09/01/29	1,347
Dickinson Independent School District General Obligation Unlimited	1,700	4.000	02/15/29	1,847
Goose Creek Consolidated Independent School District General Obligation Unlimited	915	5.000	02/15/24	985
Gulf Coast Industrial Development Authority Revenue Bonds(~)(Ê)	1,600	0.680	11/01/41	1,600
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds	1,385	6.375	01/01/33	1,552
Harris County Health Facilities Development Corp. Revenue Bonds(~)(Ê)	3,300	0.910	12/01/41	3,300

See accompanying notes which are an integral part of the financial statements.

602 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Harris County-Houston Sports Authority Revenue Bonds	1,000	5.000	11/15/26	1,112
Harris County-Houston Sports Authority Revenue Bonds	750	5.000	11/15/27	829
Harris County-Houston Sports Authority Revenue Bonds	2,265	5.000	11/15/29	2,485
Harris County-Houston Sports Authority Revenue Bonds	1,215	5.000	11/15/31	1,327
Houston Higher Education Finance Corp. Revenue Bonds(ae)	650	6.500	05/15/21	731
Houston Higher Education Finance Corp. Revenue Bonds	1,600	5.000	08/15/28	1,829
Karnes County Hospital District Revenue Bonds	290	4.000	02/01/19	293
Karnes County Hospital District Revenue Bonds	2,020	5.000	02/01/29	2,148
Kerrville Health Facilities Development Corp. Revenue Bonds	1,100	4.000	08/15/19	1,121
Lower Colorado River Authority Revenue Bonds	2,000	5.500	05/15/31	2,266
Midlothian Industrial Development Corp. Revenue Bonds(~)(Ê)	100	0.730	08/01/34	100
New Hope Cultural Education Facilities Corp. Revenue Bonds	565	5.000	04/01/21	603
New Hope Cultural Education Facilities Corp. Revenue Bonds	650	5.000	04/01/22	704
New Hope Cultural Education Facilities Corp. Revenue Bonds	180	4.625	04/01/23	195
New Hope Cultural Education Facilities Corp. Revenue Bonds	500	5.000	04/01/29	554
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,160	5.000	04/01/35	1,291
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,545	5.000	04/01/36	1,715
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	400	5.000	07/01/26	453
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	600	5.000	04/01/29	663
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	1,150	5.000	04/01/30	1,266
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	500	5.000	07/01/31	555
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	250	5.000	07/01/32	276
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)	300	5.000	07/01/33	331
North East Texas Regional Mobility Authority Revenue Bonds	1,935	5.000	01/01/31	2,157
North Texas Tollway Authority Revenue Bonds	3,840	5.000	01/01/29	4,343
North Texas Tollway Authority Revenue Bonds	1,000	5.000	01/01/32	1,140
Reagan Hospital District of Reagan County General Obligation Limited	860	2.500	02/01/19	858
Reagan Hospital District of Reagan County General Obligation Limited	910	3.250	02/01/21	916
Reagan Hospital District of Reagan County General Obligation Limited	500	5.000	02/01/29	522
Reagan Hospital District of Reagan County General Obligation Limited	2,500	5.000	02/01/34	2,630
Royal Independent School District General Obligation Unlimited	1,545	5.000	02/15/28	1,823
Southwest Houston Redevelopment Authority Tax Allocation(µ)	1,300	5.000	09/01/33	1,456
Southwest Houston Redevelopment Authority Tax Allocation(µ)	1,350	5.000	09/01/34	1,503
State of Texas General Obligation Unlimited	2,910	5.000	04/01/22	3,217
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	30	2.500	12/01/18	30
Tarrant Regional Water District Revenue Bonds	6,000	5.000	03/01/21	6,481
Tarrant Regional Water District Revenue Bonds	1,150	5.000	03/01/22	1,269
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	3,775	6.250	12/15/26	4,393
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds(Ê)	1,700	1.550	09/15/27	1,679
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	900	5.000	12/15/24	988
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	3,515	5.000	12/15/27	3,840
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,572
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,250	7.500	06/30/33	1,388
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds	300	4.000	08/15/18	302
Uptown Development Authority Tax Allocation	820	5.000	09/01/35	911
Viridian Municipal Management District General Obligation Unlimited(µ)	1,000	6.000	12/01/27	1,192
Viridian Municipal Management District General Obligation Unlimited(µ)	500	6.000	12/01/32	597
Viridian Municipal Management District General Obligation Unlimited(µ)	995	6.000	12/01/33	1,190

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 603

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Viridian Municipal Management District Special Assessment	643	3.000	12/01/22	619
Viridian Municipal Management District Special Assessment	748	3.750	12/01/27	712
Viridian Municipal Management District Special Assessment	2,013	4.125	12/01/37	1,915
				171,460
Utah - 0.6%
County of Salt Lake Utah Revenue Bonds(~)(Ê)	2,000	5.000	12/01/33	2,039
Utah Associated Municipal Power Systems Revenue Bonds	205	5.000	09/01/31	236
Utah Infrastructure Agency Telecommunication Revenue Bonds	2,650	5.000	10/15/32	2,918
Utah Infrastructure Agency Telecommunication Revenue Bonds	1,215	5.000	10/15/37	1,319
Utah State Charter School Finance Authority Revenue Bonds	465	5.250	10/15/28	513
Utah State Charter School Finance Authority Revenue Bonds	1,215	5.000	10/15/33	1,310
Utah Transit Authority Revenue Bonds	4,300	5.000	12/15/35	5,046
				13,381
Vermont - 0.0%
City of Burlington Vermont Airport Revenue Bonds(µ)	540	5.000	07/01/24	595

Virgin Islands - 0.6%
Virgin Islands Public Finance Authority Revenue Bonds	2,010	5.000	10/01/18	1,975
Virgin Islands Public Finance Authority Revenue Bonds	2,670	5.000	10/01/25	2,136
Virgin Islands Public Finance Authority Revenue Bonds	4,690	5.000	10/01/29	4,417
Virgin Islands Public Finance Authority Revenue Bonds	670	5.250	10/01/29	514
Virgin Islands Public Finance Authority Revenue Bonds	820	6.625	10/01/29	597
Virgin Islands Public Finance Authority Revenue Bonds(µ)	1,680	5.000	10/01/32	1,760
Virgin Islands Public Finance Authority Revenue Bonds	1,290	6.750	10/01/37	929
				12,328
Virginia - 0.6%
Ballston Quarter Community Development Authority Tax Allocation	500	5.000	03/01/26	515
Ballston Quarter Community Development Authority Tax Allocation	1,000	5.125	03/01/31	1,038
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	671
Commonwealth of Virginia General Obligation Unlimited	1,000	5.000	06/01/23	1,003
Henrico County Economic Development Authority Revenue Bonds	1,490	5.000	11/01/30	1,637
Virginia College Building Authority Revenue Bonds	530	5.000	07/01/19	544
Virginia College Building Authority Revenue Bonds	585	5.000	07/01/20	611
Virginia College Building Authority Revenue Bonds	710	5.250	07/01/30	771
Virginia Commonwealth Transportation Board Revenue Bonds	1,230	5.000	05/15/22	1,361
Virginia Resources Authority Revenue Bonds	3,795	5.000	11/01/21	4,170
				12,321
Washington - 2.7%
City of Seattle Washington Municipal Light & Power Revenue Bonds	5,760	5.000	05/01/20	6,107
City of Seattle Washington Municipal Light & Power Revenue Bonds	5,545	5.000	05/01/21	6,018
City of Seattle Washington Municipal Light & Power Revenue Bonds	2,820	5.000	05/01/22	3,125
County of King Washington Sewer Revenue Bonds	3,085	5.000	01/01/28	3,422
Energy Northwest Revenue Bonds	2,000	5.000	07/01/19	2,073
Grays Harbor County Public Hospital District No 1 Revenue Bonds	5,000	3.000	08/01/19	4,982
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds	1,060	3.750	09/01/19	1,066
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds	1,000	4.500	09/01/22	1,022
King County School District No 410 General Obligation Unlimited	3,125	4.000	12/01/30	3,387
Mason County School District No. 309 Shelton General Obligation Unlimited(µ)	1,115	5.000	12/01/18	1,136
Port of Seattle Washington Revenue Bonds	1,285	5.000	03/01/23	1,434
Seattle Housing Authority Revenue Bonds(~)	175	1.625	12/01/18	175

See accompanying notes which are an integral part of the financial statements.

604 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal				Fair
	Amount ($)		Rate	Date of	Value
	or Shares		%	Maturity	$
Spokane Public Facilities District Revenue Bonds	970		5.000	12/01/34	1,101
State of Washington General Obligation Unlimited	11,660		5.000	02/01/25	13,491
State of Washington Revenue Bonds	8,000		5.000	09/01/20	8,526
Washington Health Care Facilities Authority Revenue Bonds	2,300		5.000	08/15/29	2,603
Washington Health Care Facilities Authority Revenue Bonds	700		5.000	07/01/30	782
					60,450
West Virginia - 0.1%
West Virginia Hospital Finance Authority Revenue Bonds(~)(µ)(Ê)	450		0.595	02/15/34	422
West Virginia State Building Commission Revenue Bonds(µ)	600		5.375	07/01/18	603
West Virginia University Revenue Bonds	1,350		5.000	10/01/21	1,473
					2,498
Wisconsin - 1.4%
City of Marshfield Wisconsin Electric System Revenue Bonds	4,000		5.500	12/01/30	4,348
Public Finance Authority Revenue Bonds	565		5.000	11/15/18	575
Public Finance Authority Revenue Bonds	1,000		3.000	11/15/22	1,003
Public Finance Authority Revenue Bonds	1,250		5.125	11/15/29	1,315
State of Wisconsin General Obligation Unlimited	4,250		5.000	11/01/20	4,564
Wisconsin Department of Transportation Revenue Bonds(µ)	1,500		5.000	07/01/19	1,555
Wisconsin Department of Transportation Revenue Bonds	5,950		5.000	07/01/22	6,617
Wisconsin General Obligation Unlimited	2,055		5.000	05/01/21	2,225
Wisconsin Health & Educational Facilities Authority Revenue Bonds	6,000		5.500	08/15/18	6,060
Wisconsin Health & Educational Facilities Authority Revenue Bonds	2,000		2.650	11/01/20	1,969
					30,231
Wyoming - 0.1%
County of Laramie Wyoming Revenue Bonds	1,000		4.000	05/01/22	1,049
County of Sweetwater Wyoming Revenue Bonds	960		5.000	12/15/18	962
					2,011
Total Municipal Bonds (cost $2,185,548)					2,183,303

Short-Term Investments - 0.8%
U. S. Cash Management Fund(@)	17,121,625	(8)			17,122
Total Short-Term Investments (cost $17,122)					17,122

Total Investments 99.7% (identified cost $2,202,670)					2,200,425
Other Assets and Liabilities, Net - 0.3%					6,639
Net Assets - 100.0%					2,207,064

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 605

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
							Principal	Cost per	Cost	Fair Value
% of Net Assets				Acquisition			Amount ($)	Unit	(000)	(000)
Securities				Date			or shares	$	$	$
0.9%
California Statewide Communities Development Authority Revenue Bonds				09/22/17			2,630,000	98.88	2,601	2,608
Centerra Metropolitan District No. 1 Tax Allocation				04/20/17			1,200,000	105.74	1,269	1,286
City of Justin Special Assessment				03/27/18			910,000	100.00	910	905
City of Justin Special Assessment				03/27/18			730,000	100.00	730	728
Corkscrew Farms Community Development District Special Assessment				12/13/17			300,000	100.00	300	297
Corkscrew Farms Community Development District Special Assessment				12/13/17			100,000	100.00	100	100
Denver Health & Hospital Authority Revenue Bonds				11/14/17			1,000,000	112.72	1,127	1,094
Entertainment Center Community Facilities District Revenue Bonds				01/24/18			3,810,000	102.35	3,899	3,790
K-Bar Ranch II Community Development District Special Assessment				12/19/17			510,000	100.00	510	503
Regional Transportation District Certificate Of Participation				06/06/14			6,725,000	108.70	7,310	7,431
Village Community Development District No. 12 Special Assessment				03/16/18			1,535,000	100.00	1,535	1,557
										20,299
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Variable Rate Securities

Securities							Referenced Rate			Spread %
Arizona Health Facilities Authority Revenue Bonds							USD 3 Month LIBOR			0.810
County of Harris Revenue Bonds							USD 3 Month LIBOR			0.670
Denver Health & Hospital Authority Revenue Bonds							USD 3 Month LIBOR			1.100
Main Street Natural Gas, Inc. Revenue Bonds							USD 1 Month LIBOR			0.750
Metropolitan Transportation Authority Revenue Bonds							USD 1 Month LIBOR			0.570
Puerto Rico Electric Power Authority Revenue Bonds							USD 3 Month LIBOR			0.520
Sacramento County Sanitation Districts Financing Authority Revenue Bonds							USD 3 Month LIBOR			0.530
Sacramento County Water Financing Authority Revenue Bonds							USD 3 Month LIBOR			0.550
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds							SIFMA Municipal Swap Index			0.550
University of Michigan Revenue Bonds							SIFMA Municipal Swap Index			0.270

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

Interest Rate Swap Contracts

Amounts in thousands
								Premiums	Unrealized
								Paid	Appreciation
							Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays			Date	$	$	$
Morgan Stanley	USD	12,780	Three Month LIBOR(2)	2.500	%(3)		06/20/48	1,322	(27)	1,295
Total Open Interest Rate Swap Contracts (å)								1,322	(27)	1,295

Presentation of Portfolio Holdings

Amount in thousands
				Fair Value
							Practical
Portfolio Summary	Level 1			Level 2		Level 3	Expedient (a)	Total	% of Net Assets
Municipal Bonds

See accompanying notes which are an integral part of the financial statements.

606 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amount in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Alabama	$—	$72,943	$—	$—	$72,943	3.3
Alaska	—	7,182	—	—	7,182	0.3
Arizona	—	49,125	—	—	49,125	2.2
Arkansas	—	1,372	—	—	1,372	0.1
California	—	170,184	—	—	170,184	7.7
Colorado	—	49,844	—	—	49,844	2.3
Connecticut	—	55,982	—	—	55,982	2.5
Delaware	—	7,220	—	—	7,220	0.3
District of Columbia	—	8,243	—	—	8,243	0.4
Florida	—	137,853	—	—	137,853	6.2
Georgia	—	45,050	—	—	45,050	2.0
Guam	—	70,736	—	—	70,736	3.2
Idaho	—	14,637	—	—	14,637	0.7
Illinois	—	255,932	—	—	255,932	11.6
Indiana	—	4,735	—	—	4,735	0.2
Iowa	—	11,673	—	—	11,673	0.5
Kansas	—	8,633	—	—	8,633	0.4
Kentucky	—	15,390	—	—	15,390	0.7
Louisiana	—	49,549	—	—	49,549	2.2
Maryland	—	13,792	—	—	13,792	0.6
Massachusetts	—	33,605	—	—	33,605	1.5
Michigan	—	85,249	—	—	85,249	3.9
Minnesota	—	19,167	—	—	19,167	0.9
Mississippi	—	12,368	—	—	12,368	0.6
Missouri	—	17,695	—	—	17,695	0.8
Montana	—	1,602	—	—	1,602	0.1
Nebraska	—	14,973	—	—	14,973	0.7
Nevada	—	17,494	—	—	17,494	0.8
New Hampshire	—	5,364	—	—	5,364	0.2
New Jersey	—	108,003	—	—	108,003	4.9
New York	—	162,918	—	—	162,918	7.4
North Carolina	—	9,125	—	—	9,125	0.4
North Dakota	—	2,468	—	—	2,468	0.1
Ohio	—	84,186	—	—	84,186	3.8
Oklahoma	—	29,676	—	—	29,676	1.3
Oregon	—	5,228	—	—	5,228	0.2
Pennsylvania	—	101,175	—	—	101,175	4.6
Puerto Rico	—	71,233	—	—	71,233	3.2
Rhode Island	—	7,759	—	—	7,759	0.4
South Carolina	—	28,771	—	—	28,771	1.3
South Dakota	—	1,772	—	—	1,772	0.1

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 607

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amount in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Tennessee	—	8,122	—	—	8,122	0.4
Texas	—	171,460	—	—	171,460	7.8
Utah	—	13,381	—	—	13,381	0.6
Vermont	—	595	—	—	595	— *
Virgin Islands	—	12,328	—	—	12,328	0.6
Virginia	—	12,321	—	—	12,321	0.6
Washington	—	60,450	—	—	60,450	2.7
West Virginia	—	2,498	—	—	2,498	0.1
Wisconsin	—	30,231	—	—	30,231	1.4
Wyoming	—	2,011	—	—	2,011	0.1
Short-Term Investments	—	—	—	17,122	17,122	0.8
Total Investments	$—	$2,183,303	$—	$17,122	$2,200,425	99.7
Other Assets and Liabilities, Net						0.3
						100.0

Other Financial Instruments
Assets
Interest Rate Swap Contracts	—	1,295	—	—	1,295	0.1
Total Other Financial Instruments	$—	$1,295	$—	$—	$1,295

* Less than 0.05% of net assets.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

608 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

Interest Rate
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Interest rate swap contracts, at fair value	$1,295

Interest Rate
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Interest rate swap contracts	$1,037

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Interest rate swap contracts	$(27)

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 609

Russell Investment Company
Tax-Exempt Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	1,295	—	1,295
Total Financial and Derivative Assets		1,295	—	1,295
Financial and Derivative Assets not subject to a netting agreement		(1,295)	—	(1,295)
Total Financial and Derivative Assets subject to a netting agreement		$—	$—	$—

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

610 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,202,670
Investments, at fair value(>)	2,200,425
Cash	2,696
Receivables:
Dividends and interest	28,223
Dividends from affiliated funds	26
Investments sold	2,195
Fund shares sold	5,815
From broker(a)	177
Prepaid expenses	15
Interest rate swap contracts, at fair value(•)	1,295
Total assets	2,240,867

Liabilities
Payables:
Investments purchased	31,409
Fund shares redeemed	1,415
Accrued fees to affiliates	899
Other accrued expenses	80
Total liabilities	33,803

Net Assets	$2,207,064

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 611

Russell Investment Company
Tax-Exempt Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$5,663
Accumulated net realized gain (loss)	(642)
Unrealized appreciation (depreciation) on:
Investments	(2,245)
Interest rate swap contracts	(27)
Shares of beneficial interest	974
Additional paid-in capital	2,203,341
Net Assets	$2,207,064

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$22.73
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$23.62
Class A — Net assets	$24,616,759
Class A — Shares outstanding ($. 01 par value)	1,082,818
Net asset value per share: Class C(#)	$22.60
Class C — Net assets	$24,620,442
Class C — Shares outstanding ($. 01 par value)	1,089,278
Net asset value per share: Class E(#)	$22.73
Class E — Net assets	$1,398,081
Class E — Shares outstanding ($. 01 par value)	61,507
Net asset value per share: Class M(#)	$22.65
Class M — Net assets	$134,738,441
Class M — Shares outstanding ($. 01 par value)	5,947,491
Net asset value per share: Class S(#)	$22.65
Class S — Net assets	$2,021,690,649
Class S — Shares outstanding ($. 01 par value)	89,254,427
Amounts in thousands
(•) Interest rate swap contracts - premiums paid (received)	$1,322
(>) Investments in affiliates, U. S. Cash Management Fund	$17,122

(a) Receivable from Broker for Swaps	$177
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

612 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated funds	$160
Interest	34,474
Total investment income	34,634

Expenses
Advisory fees	3,083
Administrative fees	493
Custodian fees	76
Distribution fees - Class A	30
Distribution fees - Class C	94
Transfer agent fees - Class A	24
Transfer agent fees - Class C	25
Transfer agent fees - Class E	1
Transfer agent fees - Class M	113
Transfer agent fees - Class S	1,892
Professional fees	49
Registration fees	78
Shareholder servicing fees - Class C	31
Shareholder servicing fees - Class E	2
Trustees’ fees	27
Printing fees	37
Miscellaneous	13
Expenses before reductions	6,068
Expense reductions	(668)
Net expenses	5,400
Net investment income (loss)	29,234

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(323)
Investments in affiliated funds	(4)
Interest rate swap contracts	1,037
Net realized gain (loss)	710
Net change in unrealized appreciation (depreciation) on:
Investments	(42,594)
Interest rate swap contracts	(27)
Net change in unrealized appreciation (depreciation)	(42,621)
Net realized and unrealized gain (loss)	(41,911)
Net Increase (Decrease) in Net Assets from Operations	$(12,677)

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 613

Russell Investment Company
Tax-Exempt Bond Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,234	$44,643
Net realized gain (loss)	710	(1,128)
Net change in unrealized appreciation (depreciation)	(42,621)	(13,820)
Net increase (decrease) in net assets from operations	(12,677)	29,695

Distributions
From net investment income
Class A	(296)	(535)
Class C	(226)	(464)
Class E	(17)	(397)
Class M	(1,563)	(306)
Class S	(26,103)	(41,678)
Net decrease in net assets from distributions	(28,205)	(43,380)

Share Transactions*
Net increase (decrease) in net assets from share transactions	310,867	444,768
Total Net Increase (Decrease) in Net Assets	269,985	431,083

Net Assets
Beginning of period	1,937,079	1,505,996
End of period	$2,207,064	$1,937,079
Undistributed (overdistributed) net investment income included in net assets	$5,663	$4,634

See accompanying notes which are an integral part of the financial statements.

614 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	148	$3,384	229	$5,255
Proceeds from reinvestment of distributions	12	279	22	510
Payments for shares redeemed	(105)	(2,408)	(243)	(5,573)
Net increase (decrease)	55	1,255	8	192
Class C
Proceeds from shares sold	128	2,930	199	4,553
Proceeds from reinvestment of distributions	10	220	20	451
Payments for shares redeemed	(176)	(4,006)	(465)	(10,612)
Net increase (decrease)	(38)	(856)	(246)	(5,608)
Class E
Proceeds from shares sold	4	102	93	2,117
Proceeds from reinvestment of distributions	1	17	17	388
Payments for shares redeemed	(2)	(40)	(2,432)	(55,614)
Net increase (decrease)	3	79	(2,322)	(53,109)
Class M
Proceeds from shares sold	2,811	64,391	3,642	84,346
Proceeds from reinvestment of distributions	69	1,562	13	306
Payments for shares redeemed	(494)	(11,303)	(93)	(2,145)
Net increase (decrease)	2,386	54,650	3,562	82,507
Class S
Proceeds from shares sold	18,267	417,654	37,489	857,806
Proceeds from reinvestment of distributions	1,133	25,876	1,796	41,164
Payments for shares redeemed	(8,212)	(187,791)	(20,895)	(478,184)
Net increase (decrease)	11,188	255,739	18,390	420,786
Total increase (decrease)	13,594	$310,867	19,392	$444,768

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 615

Russell Investment Company
Tax-Exempt Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class A
April 30, 2018*	23.19	. 29	(. 47)	(. 18)	(. 28)	(. 28)
October 31, 2017	23.45	. 55	(. 27)	. 28	(. 54)	(. 54)
October 31, 2016	23.23	. 56	. 22	. 78	(. 56)	(. 56)
October 31, 2015	23.27	. 54	(. 04)	. 50	(. 54)	(. 54)
October 31, 2014	22.62	. 50	. 64	1.14	(. 49)	(. 49)
October 31, 2013	23.24	. 45	(. 63)	(. 18)	(. 44)	(. 44)

Class C
April 30, 2018*	23.05	. 21	(. 46)	(. 25)	(. 20)	(. 20)
October 31, 2017	23.32	. 39	(. 28)	. 11	(. 38)	(. 38)
October 31, 2016	23.10	. 39	. 22	. 61	(. 39)	(. 39)
October 31, 2015	23.14	. 38	(. 05)	. 33	(. 37)	(. 37)
October 31, 2014	22.50	. 34	. 62	. 96	(. 32)	(. 32)
October 31, 2013	23.11	. 28	(. 61)	(. 33)	(. 28)	(. 28)

Class E
April 30, 2018*	23.18	. 30	(. 46)	(. 16)	(. 29)	(. 29)
October 31, 2017	23.41	. 56	(. 28)	. 28	(. 51)	(. 51)
October 31, 2016	23.19	. 57	. 22	. 79	(. 57)	(. 57)
October 31, 2015	23.23	. 55	(. 05)	. 50	(. 54)	(. 54)
October 31, 2014	22.58	. 51	. 64	1.15	(. 50)	(. 50)
October 31, 2013	23.19	. 45	(. 61)	(. 16)	(. 45)	(. 45)

Class M
April 30, 2018*	23.11	. 34	(. 47)	(. 13)	(. 32)	(. 33)
October 31, 2017(9)	22.68	. 40	. 40	. 80	(. 37)	(. 37)

Class S
April 30, 2018*	23.10	. 32	(. 45)	(. 13)	(. 32)	(. 32)
October 31, 2017	23.37	. 62	(. 28)	. 34	(. 61)	(. 61)
October 31, 2016	23.15	. 63	. 22	. 85	(. 63)	(. 63)
October 31, 2015	23.19	. 61	(. 05)	. 56	(. 60)	(. 60)
October 31, 2014	22.55	. 56	. 63	1.19	(. 55)	(. 55)
October 31, 2013	23.16	. 51	(. 61)	(. 10)	(. 51)	(. 51)

See accompanying notes which are an integral part of the financial statements.

616 Tax-Exempt Bond Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

22.73	(. 76)	24,617	. 83	. 81	2.56	28
23.19	1.24	23,840	. 83	. 81	2.40	45
23.45	3.37	23,917	. 83	. 81	2.39	14
23.23	2.17	19,472	. 83	. 82	2.35	28
23.27	5.09	17,406	. 84	. 82	2.18	15
22.62	(. 77)	16,851	. 84	. 82	1.95	23

22.60	(1.08)	24,620	1.58	1.52	1.85	28
23.05	. 48	25,982	1.58	1.52	1.70	45
23.32	2.67	32,016	1.58	1.52	1.68	14
23.10	1.45	26,215	1.58	1.53	1.64	28
23.14	4.32	26,956	1.59	1.53	1.47	15
22.50	(1.44)	28,147	1.59	1.53	1.24	23

22.73	(. 70)	1,398	. 83	. 77	2.60	28
23.18	1.22	1,347	. 83	. 77	2.44	45
23.41	3.42	55,714	. 83	. 77	2.43	14
23.19	2.21	50,598	. 83	. 78	2.38	28
23.23	5.14	60,440	. 84	. 78	2.22	15
22.58	(. 68)	51,073	. 84	. 78	1.99	23

22.65	(. 58)	134,738	. 58	. 42	2.97	28
23.11	3.55	82,303	. 58	. 42	2.80	45

22.65	(. 58)	2,021,691	. 58	. 52	2.85	28
23.10	1.50	1,803,607	. 58	. 52	2.69	45
23.37	3.68	1,394,349	. 58	. 52	2.68	14
23.15	2.47	1,212,273	. 58	. 53	2.64	28
23.19	5.37	1,153,807	. 59	. 53	2.47	15
22.55	(. 44)	782,853	. 59	. 53	2.24	23

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 617

Russell Investment Company
Tax-Exempt Bond Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:

Advisory fees	$540,346
Administration fees	86,475
Distribution fees	20,277
Shareholder servicing fees	5,346
Transfer agent fees	242,096
Trustee fees	4,236
$898,776

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$10,181	$537,179	$530,234	$(4)	$—	$17,122	$160	$—
	$10,181	$537,179	$530,234	$(4)	$—	$17,122	$160	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$2,204,074,145
Unrealized Appreciation	$27,005,842
Unrealized Depreciation	(29,359,518)
Net Unrealized Appreciation (Depreciation)	$(2,353,676)

See accompanying notes which are an integral part of the financial statements.

618 Tax-Exempt Bond Fund

Russell Investment Company
Commodity Strategies Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$1,057.20	$1,017.85
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$7.14	$7.00

Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.40%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2018	$1,051.90	$1,014.13
	Expenses Paid During Period*	$10.94	$10.74
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.15%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2017	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2018	$1,056.40	$1,017.85
of other funds.	Expenses Paid During Period*	$7.14	$7.00

* Expenses are equal to the Fund's annualized expense ratio of 1.40%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Commodity Strategies Fund 619

Russell Investment Company
Commodity Strategies Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,057.50	$1,019.59
Expenses Paid During Period*	$5.36	$5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.05%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,057.40	$1,019.09
Expenses Paid During Period*	$5.87	$5.76

* Expenses are equal to the Fund's annualized expense ratio of 1.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,057.10	$1,020.03
Expenses Paid During Period*	$4.90	$4.81

* Expenses are equal to the Fund's annualized expense ratio of 0.96%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

620 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 4.8%			2.150% due 02/26/20 (Þ)	600	589
Corporate Bonds and Notes - 2.9%			Komatsu Finance America, Inc.
AbbVie, Inc.			2.118% due 09/11/20	300	293
2.500% due 05/14/20	600	593	2.437% due 09/11/22	300	287
American Electric Power Co. , Inc.			Kraft Heinz Foods Co.
2.150% due 11/13/20	600	584	2.381% due 02/10/21 (Ê)	300	301
Amgen, Inc.			Kroger Co. (The)
4.100% due 06/15/21	500	512	Series GMTN
BMW US Capital LLC			1.500% due 09/30/19	300	294
3.100% due 04/12/21 (Þ)	600	598	NetApp, Inc.
Boston Scientific Corp.			3.250% due 12/15/22	500	488
6.000% due 01/15/20	600	627	Philip Morris International, Inc.
Campbell Soup Co.			Series 5YR
3.300% due 03/15/21	400	400	2.500% due 11/02/22	600	575
4.250% due 04/15/21	300	308	Ryder System, Inc.
Celgene Corp.			2.650% due 03/02/20	600	595
2.250% due 08/15/21	900	867	Sabine Pass Liquefaction LLC
Comcast Cable Communications			5.625% due 02/01/21	200	210
Holdings, Inc.			Solvay Finance (America), LLC
9.455% due 11/15/22	400	500	3.400% due 12/03/20 (Þ)	400	400
Constellation Brands, Inc.			Southern Co. (The)
2.250% due 11/06/20	500	489	2.750% due 06/15/20	400	396
Crown Castle Towers LLC			2.350% due 07/01/21	200	194
3.222% due 05/15/22 (Þ)	600	594	Sprint Spectrum Co. LLC / Sprint
CVS Health Corp.			Spectrum Co II LLC / Sprint Spectrum
2.777% due 03/09/21 (Ê)	200	202	Co III LLC
Series 7YR			Series A-1
3.500% due 07/20/22	400	398	3.360% due 09/20/21 (Þ)	525	523
Daimler Finance NA LLC			TTX Co.
2.250% due 03/02/20 (Þ)	500	492	2.600% due 06/15/20 (Þ)	550	543
2.450% due 05/18/20 (Þ)	200	197	VMware, Inc.
			2.300% due 08/21/20	300	292
Discovery Communications LLC			Volkswagen Group of America Finance
2.800% due 06/15/20 (Þ)	600	593	LLC
Dominion Energy Gas Holdings LLC			2.450% due 11/20/19 (Þ)	500	494
2.500% due 12/15/19	400	396	ZF NA Capital, Inc.
DTE Energy Co.			4.500% due 04/29/22 (Þ)	650	663
2.400% due 12/01/19	300	296	Zimmer Biomet Holdings, Inc.
Duke Energy Corp.			2.700% due 04/01/20	600	594
3.550% due 09/15/21	400	402
eBay, Inc.					21,190
2.600% due 07/15/22	300	289	International Debt - 0.9%
			AP Moeller - Maersk A/S
Enterprise Products Operating LLC			2.875% due 09/28/20 (Þ)	200	197
5.250% due 01/31/20	700	725
			BAT International Finance PLC
ERAC USA Finance LLC			2.750% due 06/15/20 (Þ)	700	692
2.600% due 12/01/21 (Þ)	700	681
			BG Energy Capital PLC
Exelon Corp.			4.000% due 10/15/21 (Þ)	500	509
2.850% due 06/15/20	300	297
			British Transco International Finance Co.
Ford Motor Credit Co. LLC			Zero coupon due 11/04/21	500	445
2.597% due 11/04/19	1,000	991
			Canadian Pacific Railway Co.
Fresenius Medical Care US Finance, Inc.			4.500% due 01/15/22	400	414
5.750% due 02/15/21 (Þ)	500	527
			Danone SA
General Motors Financial Co. , Inc.			1.691% due 10/30/19 (Þ)	600	588
3.150% due 01/15/20	200	200	Deutsche Telekom International Finance
3.200% due 07/13/20	400	399	BV
3.188% due 04/09/21 (Ê)	300	302	2.225% due 01/17/20 (Þ)	800	787
Harley-Davidson Financial Services, Inc.			Electricite de France SA

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 621

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
2.350% due 10/13/20 (Þ)	300	295	1.266% due 05/04/18 (~)(&)	4,200		4,199
Imperial Tobacco Finance PLC
2.950% due 07/21/20 (Þ)	600	595	1.498% due 05/09/18 (~)(&)	10,200		10,196
Mitsubishi Corp.			1.523% due 05/11/18 (~)(&)	1,300		1,299
Series EMTN			1.574% due 05/18/18 (~)	1,900		1,899
2.625% due 07/14/22	300	291	1.734% due 05/23/18 (~)	5,000		4,995
Newcrest Finance Pty, Ltd.
4.450% due 11/15/21 (Þ)	400	407	1.653% due 05/25/18 (~)(&)	6,000		5,993
Reckitt Benckiser Treasury Services PLC			1.663% due 06/01/18 (~)(&)	500		499
2.375% due 06/24/22 (Þ)	600	574	1.720% due 06/07/18 (~)	4,000		3,993
Suntory Holdings, Ltd.
2.550% due 09/29/19 (Þ)	200	198	1.645% due 06/08/18 (~)(&)	2,600		2,595
TransCanada PipeLines, Ltd.			1.721% due 06/19/18 (~)(&)	6,500		6,486
3.800% due 10/01/20	300	305	1.863% due 07/18/18 (~)(&)	2,300		2,292
Volkswagen International Finance NV			U. S. Cash Management Fund(@)(a)(&)	454,300,406	(8)	454,300
4.000% due 08/12/20 (Þ)	100	102	United States Treasury Bills
Woodside Finance, Ltd.			1.680% due 05/24/18 (~)(&)	500		499
4.600% due 05/10/21 (Þ)	300	307
		6,706	1.754% due 05/24/18 (ç)(~)	3,700		3,696
United States Government Treasuries - 1.0%			1.700% due 06/07/18 (~)(&)	80		80
United States Treasury Inflation Indexed			1.616% due 06/14/18 (~)(&)	6,446		6,433
Bonds
0.625% due 01/15/26	419	415	1.709% due 06/14/18 (ç)(~)	33,339		33,269
0.500% due 01/15/28	1,413	1,376	1.758% due 07/12/18 (~)(&)	27,700		27,604
Series 1-11			1.801% due 07/26/18 (~)	35,000		34,851
0.375% due 07/15/27	1,623	1,572
Series 2017			1.914% due 09/13/18 (~)	34,339		34,097
0.375% due 01/15/27	2,473	2,394	1.870% due 12/06/18 (~)(&)	6,405		6,334
United States Treasury Notes			United States Treasury Floating Rate
2.250% due 11/15/27	1,525	1,436	Notes
		7,193	2.014% due 10/31/18 (§)(Ê)(&)	1,000		1,001
Total Long-Term Investments			Total Short-Term Investments
(cost $35,245)		35,089	(cost $664,321)			664,308

Short-Term Investments - 91.8%			Total Investments 96.6%
Credit Suisse AG			(identified cost $699,566)			699,397
Series YCD
0.007% due 09/28/18 (Å)(Ê)(~)	1,900	1,900	Other Assets and Liabilities,
Federal Home Loan Bank Discount			Net - 3.4%			24,234
Notes
0.739% due 05/02/18 (~)(&)	500	500	Net Assets - 100.0%			723,631
1.615% due 05/03/18 (~) &)	15,300	15,298

(a) U.S. Cash Management Fund is an investment fund which is valued daily and allows redemptions on a daily basis. The fund exists primarily for the investment and reinvestment of cash balances held by Russell Investment Company and Russell Investment Funds. Commodity Strategies
Fund’s ownership in the U.S. Cash Management Fund includes proportional ownership in United States Treasury Bills with approximate aggregate value of $63,781,924 which represents 8.81% of the U.S. Cash Management Fund’s net assets.

See accompanying notes which are an integral part of the financial statements.

622 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)
			Principal	Cost per		Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)		Unit	(000)	(000)
Securities	Date		or shares		$	$	$
0.3%
Credit Suisse AG	03/29/18		1,900,000		100.00	1,900 1,900
							1,900
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Variable Rate Securities

Securities			Referenced Rate				Spread %
Credit Suisse AG			USD 1 Month LIBOR				0.620
CVS Health Corp.			USD 3 Month LIBOR				0.720
General Motors Financial Co. , Inc.			USD 3 Month LIBOR				0.850
Kraft Heinz Foods Co.			USD 3 Month LIBOR				0.570
United States Treasury Floating Rate Notes		U. S. Treasury 3 Month Bill Money Market Yield					0.170

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

Futures Contracts (&)

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
	Number of		Notional		Expiration		(Depreciation)
	Contracts		Amount		Date		$
Long Positions
Aluminum Futures		3	USD	170	05/18		12
Aluminum Futures		25	USD	1,416	06/18		56
Aluminum Futures		6	USD	339	07/18		13
Aluminum Futures		6	USD	337	09/18		(9)
Argus LLS vs. WTI Crude Oil Futures		6	USD	21	07/18		4
Argus LLS vs. WTI Crude Oil Futures		6	USD	20	08/18		4
Argus LLS vs. WTI Crude Oil Futures		6	USD	20	09/18		4
Argus LLS vs. WTI Crude Oil Futures		6	USD	20	10/18		4
Argus LLS vs. WTI Crude Oil Futures		6	USD	20	11/18		4
Argus LLS vs. WTI Crude Oil Futures		6	USD	20	12/18		3
Argus LLS vs. WTI Crude Oil Futures		5	USD	16	01/19		3
Argus LLS vs. WTI Crude Oil Futures		5	USD	16	02/19		2
Argus LLS vs. WTI Crude Oil Futures		5	USD	16	03/19		2
Argus LLS vs. WTI Crude Oil Futures		5	USD	16	04/19		2
Argus LLS vs. WTI Crude Oil Futures		5	USD	16	05/19		2
Argus LLS vs. WTI Crude Oil Futures		5	USD	15	06/19		2
Argus LLS vs. WTI Crude Oil Futures		5	USD	15	07/19		2
Argus LLS vs. WTI Crude Oil Futures		5	USD	15	08/19		2
Argus LLS vs. WTI Crude Oil Futures		5	USD	15	09/19		1
Argus LLS vs. WTI Crude Oil Futures		5	USD	15	10/19		1
Argus LLS vs. WTI Crude Oil Futures		5	USD	15	11/19		1
Argus LLS vs. WTI Crude Oil Futures		5	USD	14	12/19		—
Brent Crude Oil Futures		39	USD	2,913	05/18		210
Brent Crude Oil Futures		12	USD	890	06/18		16
Brent Crude Oil Futures		44	USD	3,214	08/18		42
Brent Crude Oil Futures		4	USD	290	09/18		27

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 623

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Futures Contracts (&)
Amounts in thousands (except contract amounts)
Brent Crude Oil Futures	480	USD	34,578	10/18	3,353
Brent Crude Oil Futures	124	USD	8,220	10/19	463
Brent Crude Oil Futures	93	USD	5,780	10/20	454
Brent Crude Oil Futures	5	USD	298	10/21	10
Cocoa Futures	133	USD	3,757	07/18	467
Copper Futures	32	USD	5,487	12/18	(290)
Corn Futures	1	USD	20	07/18	—
Corn Futures	80	USD	1,694	11/18	71
Corn Futures	10	USD	216	07/19	9
Cotton No. 2 Futures	120	USD	5,030	07/18	48
Cotton No. 2 Futures	9	USD	355	12/18	3
Ethanol Futures	53	USD	3,244	12/18	78
Gasoline RBOB Futures	17	USD	1,521	05/18	134
Gasoline RBOB Futures	4	USD	357	06/18	25
Gasoline RBOB Futures	9	USD	799	07/18	31
Gold 100 oz. Futures	41	USD	5,409	06/18	(25)
Lead Futures	3	USD	174	06/18	(19)
Lead Futures	4	USD	232	07/18	(30)
Lead Futures	4	USD	232	09/18	(10)
Live Cattle Futures	18	USD	764	06/18	(43)
Low Sulphur Gasoil Futures	167	USD	10,863	06/18	401
Low Sulphur Gasoil Futures	3	USD	194	07/18	10
Low Sulphur Gasoil Futures	5	USD	323	09/18	35
Low Sulphur Gasoil Futures	50	USD	3,190	12/18	212
Mont Belvieu Propane Futures	1	USD	37	05/18	5
Mont Belvieu Propane Futures	1	USD	36	06/18	4
Mont Belvieu Propane Futures	2	USD	71	12/18	5
Natural Gas Futures	13	USD	359	05/18	(10)
Natural Gas Futures	10	USD	279	08/18	(5)
Natural Gas Futures	133	USD	3,724	09/18	(54)
Natural Gas Futures	9	USD	91	12/18	6
Natural Gas Futures	86	USD	2,402	01/19	(59)
Natural Gas Futures	8	USD	58	02/19	3
Natural Gas Futures	44	USD	983	03/19	(12)
Natural Gas Futures	8	USD	51	04/19	(4)
Natural Gas Futures	8	USD	52	05/19	(3)
Natural Gas Futures	8	USD	52	06/19	(2)
Natural Gas Futures	8	USD	52	07/19	(2)
Natural Gas Futures	8	USD	52	08/19	(3)
Natural Gas Futures	26	USD	527	09/19	(12)
Natural Gas Futures	8	USD	54	10/19	(1)
Natural Gas Futures	8	USD	57	11/19	2
New York Harbor ULSD Futures	3	USD	270	08/18	26
New York Harbor ULSD Futures	8	USD	719	10/18	44
New York Harbor ULSD Futures	12	USD	1,078	11/18	76
Nickel Futures	13	USD	1,061	05/18	14
Nickel Futures	13	USD	1,064	07/18	(25)
Nickel Futures	1	USD	82	09/18	—
Platinum Futures	313	USD	14,154	07/18	(902)
Soybean Futures	274	USD	14,365	07/18	(117)
Soybean Futures	8	USD	418	11/18	(1)
Soybean Meal Futures	493	USD	19,414	07/18	194
Soybean Oil Futures	20	USD	367	07/18	(11)
WTI Crude Oil Futures	52	USD	3,566	05/18	27
WTI Crude Oil Futures	34	USD	2,301	08/18	36

See accompanying notes which are an integral part of the financial statements.

624 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Futures Contracts (&)

Amounts in thousands (except contract amounts)
WTI Crude Oil Futures	36	USD	2,395	10/18	41
WTI Crude Oil Futures	364	USD	24,019	11/18	3,070
WTI Crude Oil Futures	6	USD	393	12/18	6
WTI Crude Oil Futures	105	USD	6,739	02/19	427
WTI Crude Oil Futures	424	USD	26,469	05/19	1,525
WTI Crude Oil Futures	125	USD	7,599	08/19	438
WTI Crude Oil Futures	31	USD	1,801	02/20	155
WTI Crude Oil Futures	36	USD	2,052	05/20	126
WTI Crude Oil Futures	4	USD	221	11/20	5
WTI Crude Oil Futures	37	USD	1,942	11/21	57
WTI Houston (Argus) / WTI Trade Month Futures	2	USD	6	06/18	2
WTI Houston (Argus) / WTI Trade Month Futures	2	USD	6	07/18	2
WTI Houston (Argus) / WTI Trade Month Futures	2	USD	6	08/18	2
WTI Houston (Argus) / WTI Trade Month Futures	2	USD	6	09/18	2
WTI Houston (Argus) / WTI Trade Month Futures	2	USD	6	10/18	2
WTI Houston (Argus) / WTI Trade Month Futures	2	USD	6	11/18	2
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	9	12/18	3
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	8	01/19	3
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	8	02/19	2
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	8	03/19	2
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	8	04/19	2
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	9	05/19	3
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	8	06/19	3
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	8	07/19	3
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	8	08/19	3
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	8	09/19	2
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	8	10/19	2
WTI Houston (Argus) / WTI Trade Month Futures	3	USD	8	11/19	2
WTI Midland (Argus) / WTI Financial Futures	2	USD	16	07/18	13
WTI Midland (Argus) / WTI Financial Futures	2	USD	18	08/18	16
WTI Midland (Argus) / WTI Financial Futures	2	USD	19	09/18	16
WTI Midland (Argus) / WTI Financial Futures	2	USD	20	10/18	18
WTI Midland (Argus) / WTI Financial Futures	2	USD	21	11/18	19
WTI Midland (Argus) / WTI Financial Futures	2	USD	21	12/18	18
Zinc Futures	3	USD	235	05/18	(12)
Zinc Futures	6	USD	469	06/18	(47)
Zinc Futures	4	USD	313	07/18	(25)
Zinc Futures	4	USD	313	09/18	(16)
Short Positions
Aluminum Futures	3	USD	170	05/18	(9)
Aluminum Futures	36	USD	2,039	06/18	(116)
Aluminum Futures	9	USD	509	07/18	(26)
Aluminum Futures	7	USD	393	09/18	(30)
Brent Crude Oil Futures	26	USD	22	04/18	6
Brent Crude Oil Futures	105	USD	3,592	05/18	(236)
Brent Crude Oil Futures	49	USD	137	06/18	(19)
Brent Crude Oil Futures	34	USD	2,502	07/18	(41)
Brent Crude Oil Futures	88	USD	6,252	12/18	(78)
Brent Crude Oil Futures	74	USD	5,220	01/19	(386)
Brent Crude Oil Futures	241	USD	16,646	04/19	(1,115)
Brent Crude Oil Futures	24	USD	1,625	07/19	(135)
Brent Crude Oil Futures	34	USD	2,177	05/20	(138)
Brent Crude Oil Futures	12	USD	729	04/21	(37)
Brent Crude Oil Futures	41	USD	2,392	10/22	(94)
Cocoa Futures	1	USD	28	07/18	(3)

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 625

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Futures Contracts (&)
Amounts in thousands (except contract amounts)
Cocoa Futures	3	USD	85	09/18	(3)
Coffee "C" Futures	131	USD	6,033	07/18	(7)
Coffee "C" Futures	7	USD	328	09/18	1
Copper Futures	53	USD	4,073	07/18	81
Copper Futures	4	USD	309	09/18	7
Copper Futures	70	USD	5,458	12/18	302
Corn Futures	5	USD	100	07/18	(1)
Corn Futures	123	USD	2,506	09/18	(41)
Corn Futures	95	USD	1,976	12/18	(41)
Corn Futures	10	USD	209	12/19	(3)
Cotton No. 2 Futures	3	USD	126	07/18	(2)
Gasoline RBOB Futures	134	USD	11,890	07/18	(373)
Gasoline RBOB Futures	14	USD	1,230	08/18	(101)
Gold 100 oz. Futures	33	USD	4,353	06/18	28
ICE WTI Crude Oil Futures	7	USD	39	07/18	(8)
ICE WTI Crude Oil Futures	7	USD	39	08/18	(8)
ICE WTI Crude Oil Futures	7	USD	39	09/18	(8)
ICE WTI Crude Oil Futures	7	USD	40	10/18	(8)
ICE WTI Crude Oil Futures	7	USD	40	11/18	(9)
ICE WTI Crude Oil Futures	7	USD	40	12/18	(9)
Lead Futures	4	USD	232	07/18	15
Lead Futures	3	USD	174	09/18	2
Lean Hogs Futures	19	USD	553	12/19	73
Low Sulphur Gasoil Futures	25	USD	1,626	06/18	(106)
Low Sulphur Gasoil Futures	25	USD	1,564	06/19	(101)
Natural Gas Futures	9	USD	249	05/18	(6)
Natural Gas Futures	80	USD	2,240	06/18	14
Natural Gas Futures	10	USD	281	07/18	—
Natural Gas Futures	51	USD	1,474	02/19	13
New York Harbor ULSD Futures	77	USD	6,951	05/18	(668)
New York Harbor ULSD Futures	17	USD	1,530	06/18	(105)
New York Harbor ULSD Futures	9	USD	809	07/18	(32)
New York Harbor ULSD Futures	4	USD	356	02/19	(21)
Nickel Futures	13	USD	1,061	05/18	19
Nickel Futures	3	USD	246	07/18	3
Nickel Futures	2	USD	164	09/18	3
Palladium Futures	37	USD	3,554	06/18	163
Silver Futures	137	USD	11,235	07/18	305
Soybean Meal Futures	8	USD	315	07/18	(12)
Soybean Oil Futures	675	USD	12,401	07/18	313
Sugar 11 Futures	738	USD	9,712	06/18	1,182
Sugar 11 Futures	22	USD	295	09/18	40
WCS Crude Oil Futures	1	USD	22	11/17	4
WCS Crude Oil Futures	2	USD	44	05/18	8
WCS Crude Oil Futures	2	USD	38	04/19	14
WCS Crude Oil Futures	2	USD	34	04/20	18
WCS Crude Oil Futures	1	USD	22	04/22	3
WCS Crude Oil Futures	1	USD	23	04/26	3
Wheat Futures	569	USD	14,606	07/18	24
WTI Crude Oil Futures	120	USD	8,228	05/18	(785)
WTI Crude Oil Futures	6	USD	411	06/18	(4)
WTI Crude Oil Futures	9	USD	614	07/18	(60)
WTI Crude Oil Futures	102	USD	6,903	08/18	(432)
WTI Crude Oil Futures	329	USD	21,711	11/18	(1,200)
WTI Crude Oil Futures	8	USD	47	01/19	(8)

See accompanying notes which are an integral part of the financial statements.

626 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Futures Contracts (&)
Amounts in thousands (except contract amounts)
WTI Crude Oil Futures				8	USD	48	02/19		(9)
WTI Crude Oil Futures				17	USD	621	03/19		(60)
WTI Crude Oil Futures				11	USD	239	04/19		(14)
WTI Crude Oil Futures				8	USD	51	05/19		(12)
WTI Crude Oil Futures				8	USD	52	06/19		(13)
WTI Crude Oil Futures				8	USD	52	07/19		(13)
WTI Crude Oil Futures				8	USD	53	08/19		(14)
WTI Crude Oil Futures				8	USD	53	09/19		(14)
WTI Crude Oil Futures				8	USD	52	10/19		(13)
WTI Crude Oil Futures				168	USD	9,559	11/19		(315)
WTI Crude Oil Futures				8	USD	53	12/19		(14)
WTI Crude Oil Futures				125	USD	6,891	11/20		(163)
WTI Crude Oil Futures				23	USD	1,175	11/22		(15)
WTI Midland (Argus) / WTI Financial Futures				1	USD	8	07/18		(7)
WTI Midland (Argus) / WTI Financial Futures				1	USD	9	08/18		(8)
WTI Midland (Argus) / WTI Financial Futures				1	USD	9	09/18		(8)
WTI Midland (Argus) / WTI Financial Futures				1	USD	10	10/18		(9)
WTI Midland (Argus) / WTI Financial Futures				1	USD	11	11/18		(10)
WTI Midland (Argus) / WTI Financial Futures				1	USD	10	12/18		(9)
Zinc Futures				3	USD	235	05/18		25
Zinc Futures				7	USD	547	07/18		25
Zinc Futures				1	USD	78	09/18		1
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									6,258

Options Written (&)
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount		Date	$
Crude Oil Futures	Goldman Sachs	Call	26	65.00	USD	1,690		05/17/18	(104)
Crude Oil Futures	Goldman Sachs	Call	34	65.50	USD	2,227		05/17/18	(123)
Natural Gas Futures	Goldman Sachs	Call	4	3.00	USD		120	06/26/18	(1)
Natural Gas Futures	Goldman Sachs	Call	4	0.20	USD		8	09/25/18	(1)
Natural Gas Futures	Goldman Sachs	Put	36	2.55	USD		918	05/25/18	(2)
Natural Gas Futures	Goldman Sachs	Put	24	2.60	USD		624	05/25/18	(3)
Natural Gas Futures	Goldman Sachs	Put	16	2.60	USD		416	06/26/18	(3)
Natural Gas Futures	Goldman Sachs	Put	36	2.65	USD		954	06/26/18	(12)
Natural Gas Futures	Goldman Sachs	Put	36	2.70	USD		972	06/26/18	(17)
Natural Gas Futures	Goldman Sachs	Put	4	0.35	USD		14	09/25/18	—
Natural Gas Futures	Goldman Sachs	Put	18	2.45	USD		441	09/25/18	(5)
Natural Gas Futures	Goldman Sachs	Put	9	2.50	USD		225	09/25/18	(4)
WTI Crude Oil Futures	Goldman Sachs	Call	24	71.00	USD	1,704		06/15/18	(35)
WTI Crude Oil Futures	Goldman Sachs	Call	24	72.00	USD	1,728		06/15/18	(28)
WTI Crude Oil Futures	Goldman Sachs	Put	24	2.65	USD		636	05/25/18	(5)
Total Liability for Options Written (premiums received $180)									(343)

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 627

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Total Return Swap Contracts (&)
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
Long
Bloomberg Commodity Index	Morgan Stanley	USD	45,865	0.150%(1)	03/15/19	—	176	176
Bloomberg Commodity Index 1				3 Month Treasury Bill +
Month Forward Index	Goldman Sachs	USD	34,126	0.140%(1)	08/15/18	—	228	228
Bloomberg Commodity Index 2				3 Month Treasury Bill +
Month Forward Index	BNP Paribas	USD	27,272	0.190%(1)	05/23/18	—	112	112
Bloomberg Commodity Index 2				3 Month Treasury Bill +
Month Forward Index	Morgan Stanley	USD	13,265	0.178%(1)	05/23/18	—	55	55
Bloomberg Commodity Index 2				3 Month Treasury Bill +
Month Forward Index	UBS	USD	35,060	0.148%(1)	05/23/18	—	145	145
Bloomberg (BCOMTR1B)				3 Month Treasury Bill +
Commodity Index Total Return	BNP Paribas	USD	22,931	1.40%(1)	08/15/18	—	159	159
Bloomberg Commodity Index Total				3 Month Treasury Bill +
Return	BNP Paribas	USD	303	0.120%(1)	08/15/18	—	2	2
Bloomberg (BCOMTR2D)				3 Month Treasury Bill +
Commodity Index Total Return	Goldman Sachs	USD	38,590	0.140%(1)	08/15/18	—	264	264
Bloomberg Commodity Index Total				3 Month Treasury Bill +
Return	Goldman Sachs	USD	373	0.130%(1)	08/15/18	—	3	3
Bloomberg Commodity Index Total				3 Month Treasury Bill +
Return	Macquarie	USD	64,575	0.130%(1)	08/15/18	—	448	448
Cargill Custom Index(i)	Citigroup	USD	174,490	0.450%(1)	03/29/19	—	—	—
Citi CVICXMB2 Commodity Index	Citigroup	USD	5,606	0.170%(1)	08/15/18	—	(3)	(3)
Citi CVICXMB3 Commodity Index	Citigroup	USD	5,534	0.170%(1)	08/15/18	—	(6)	(6)
Commodity Forward CAL2H18
WTI Midland vs WTI Trade Month				Margin on Underlying
Futures	Goldman Sachs	USD	7	Reference Entity(1)	12/31/18	—	(52)	(52)
Citi MEHMIDCAL Commodity				Total Return on Underlying
Forward Calendar Swap CAL20-21	Citigroup	USD	38	Reference Entity(5)	12/31/21	—	14	14
European 50/50 Refining Margin				Total Return on Underlying
Calendar Swap 2H18	Morgan Stanley	USD	16	Reference Entity(5)	12/31/18	—	7	7
European 50/50 Refining Margin				Total Return on Underlying
Calendar Swap 2H18	Morgan Stanley	USD	17	Reference Entity(5)	12/31/18	—	7	7
European Refined Margin Calendar				Total Return on Underlying
Swap 2Q18	BNP Paribas	USD	3	Reference Entity(5)	06/30/18	—	(4)	(4)
European Refined Margin Calendar				Total Return on Underlying
Swap 2Q18	Goldman Sachs	USD	—	Reference Entity(5)	06/30/18	—	(1)	(1)
European Refined Margin Calendar				Total Return on Underlying
Swap 2Q18	Goldman Sachs	USD	5	Reference Entity(5)	06/30/18	—	1	1
European Refined Margin Calendar				Total Return on Underlying
Swap 2Q18	JPMorgan Chase	USD	—	Reference Entity(5)	06/30/18	—	(1)	(1)
European Refined Margin Calendar				Total Return on Underlying
Swap 2Q18	Macquarie	USD	1	Reference Entity(5)	06/30/18	—	(1)	(1)
European Refined Margin Calendar				Total Return on Underlying
Swap 4Q18	Morgan Stanley	USD	14	Reference Entity(5)	12/31/18	—	—	—
European Refined Margin Calendar				Total Return on Underlying
Swap 2H19	Morgan Stanley	USD	3	Reference Entity(5)	12/31/19	—	—	—
European Refined Margin Calendar				Total Return on Underlying
Swap CAL19	Morgan Stanley	USD	14	Reference Entity(5)	12/31/19	—	4	4
Goldman Sachs ABGS1042
Commodity Index(ii)	Goldman Sachs	USD	2,739	0.250%(1)	08/15/18	—	108	108
JPMorgan JMABCTNE Commodity
Index(iii)	JPMorgan Chase	USD	6,934	0.150%(1)	08/15/18	—	—	—
JPMorgan JMABDEWE Commodity
Index(iv)	JPMorgan Chase	USD	1,691	0.300%(1)	08/15/18	—	(8)	(8)
JPMorgan JMPABFNJ1 Commodity
Index(v)	JPMorgan Chase	USD	2,547	0.350%(1)	08/15/18	—	34	34

See accompanying notes which are an integral part of the financial statements.

628 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Total Return Swap Contracts (&)

Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
		Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms	Date	$	$	$
JPMorgan JMABNIC2 Commodity
Index(vi)	JPMorgan Chase	USD	3,484	0.170%(1)	08/15/18	—	30	30
Macquarie MQCC112T Commodity				3 Month Treasury Bill +
Index(vii)	Macquarie	USD	42,644	0.256%(1)	05/23/18	—	241	241
Macquarie MQCP563E Commodity
Index(viii)	Macquarie	USD	1,734	0.950%(1)	08/15/18	—	2	2
Macquarie PIMCODB1 Commodity				Total Return on Underlying
Index(ix)	Macquarie	USD	3,518	Reference Entity(1)	08/15/18	—	66	66
Merrill Lynch MLBXBIN1				Total Return on Underlying
Commodity eXtra Index(x)	Bank of America	USD	77,878	Reference Entity(1)	05/31/18	—	—	—
Merrill Lynch MLBXCS2T				3 Month Treasury Bill +
Commodity eXtra CS2T Index(xi)	Merrill Lynch	USD	53,235	0.256%(1)	05/23/18	—	304	304
Societe Generale SGCOP04T				3 Month Treasury Bill +
Commodity Index(xii)	Societe Generale	USD	31,567	0.256%(1)	05/23/18	—	176	176
				Total Return on Underlying
WCS Oil Calendar Swap 2H18	Citigroup	USD	4	Reference Entity(5)	12/31/18	(28)	21	(7)
Short
Commodity Forward CAL19
Northwest Europe Jet Kerosene
Futures vs ICE Brent Crude Oil				Total Return on Underlying
Futures	Goldman Sachs	USD	8	Reference Entity(1)	12/31/19	—	3	3
European 50/50 Refining Margin				Total Return on Underlying
Calendar Swap 2H18	BNP Paribas	USD	2	Reference Entity(5)	12/31/18	—	—	—
European 50/50 Refining Margin				Total Return on Underlying
Calendar Swap 2H18	Morgan Stanley	USD	1	Reference Entity(5)	12/31/18	—	—	—
Jet Brent Crack Ratio Calendar				Total Return on Underlying
Swap CAL19	BNP Paribas	USD	10	Reference Entity(5)	12/31/19	—	2	2
				Total Return on Underlying
WCS Oil Calendar Swap 3Q18	Citigroup	USD	5	Reference Entity(5)	09/30/18	4	(8)	(4)
				Total Return on Underlying
WCS Oil Calendar Swap 3Q18	Goldman Sachs	USD	1	Reference Entity(5)	09/30/18	—	—	—
				Total Return on Underlying
WCS Oil Calendar Swap 3Q18	Macquarie	USD	2	Reference Entity(5)	09/30/18	—	(3)	(3)
Total Open Total Return Swap Contracts (å)						(24)	2,525	2,501

(i) The following table represents the individual commodity positions underlying the Cargill Custom Index swap contract:

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Aluminum August 2018	3.6	$7,750
Bean Oil August 2018	2.0	4,208
Bean Oil July 2018	3.5	7,349
Brent Crude July 2018	6.7	14,266
Cocoa July 2018	0.2	452
Coffee July 2018	2.0	4,191
Copper September 2018	5.4	11,525
Corn July 2018	2.8	6,011
Corn September 2018	5.6	11,981

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 629

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Cotton December 2018	1.2	2,482
Cotton July 2018	1.4	3,018
Crude Oil October 2018	6.4	13,485
Gasoline October 2018	3.2	6,834
Gold August 2018	9.5	20,145
Heating Oil June 2018	3.1	6,499
KC Wheat July 2018	1.3	2,688
Lean Hogs June 2018	1.2	2,617
Lean Hogs October 2018	1.5	3,149
Live Cattle December 2018	2.1	4,473
Live Cattle June 2018	5.0	10,695
London Cocoa July 2018	0.3	707
London Cocoa March 2019	0.9	1,960
London Cocoa September 2018	0.9	2,000
Natural Gas September 2018	6.5	13,727
Nickel August 2018	2.4	5,082
Silver July 2018	2.8	5,904
Soybean Meal July 2018	1.1	2,323
Soybean Meal October 2018	3.2	6,898
Soybeans July 2018	4.9	10,485
Soybeans November 2018	11.3	23,898
Sugar July 2018	2.2	4,645
Wheat July 2018	1.1	2,297
Wheat March 2019	4.6	9,716
Zinc August 2018	2.3	4,847
Total Long Futures Contracts		$238,307

Short Futures
Live Cattle December 2018	(2.1)	$(4,473)
London Cocoa December 2018	(1.2)	(2,652)
London Cocoa July 2019	(1.2)	(2,604)
Soybean Meal July 2018	(0.4)	(748)
Soybean Meal October 2018	(1.1)	(2,286)
Soybeans July 2018	(5.0)	(10,537)
Soybeans November 2018	(1.2)	(2,612)
Wheat July 2018	(1.1)	(2,297)
Wheat March 2018	(1.2)	(2,535)
Total Short Futures Contracts		$(30,744)

Options	% of Index	Notional Amount*
Purchased Options
Live Cattle June 2018 Call	0.5	$1 ,087
Cotton July 2018 Call	1.7	3,554
Call Options
London Cocoa July 2018 Put	0.1	206
Total Options	2.3	$4,847

See accompanying notes which are an integral part of the financial statements.

630 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Embedded Management Fees	(—)	$(67)
Outstanding Swap contract, at value (^)		$212,343

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(^) The Cargill swap is an actively managed futures strategy using contract selection, commodity over/underweights, and out-of-benchmark positions to strive to add value versus the Bloomberg Commodity Index, the Fund’s benchmark. With the beta exposure representing the benchmark exposure, at times the overlay strategy may invest in short exposures versus the index that result in a reduced net commodity exposure versus the gross notional value of the swap, or long exposures that result in a net commodity exposure that exceeds the gross notional value of the swap.

(ii) The Goldman Sachs ABGS1042 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Brent Oil July 2018	21.8	$596
Crude Oil June 2018	25.0	686
Heating Oil June 2018	4.7	128
Natural Gas June 2018	25.0	686
Sugar July 2018	3.9	107
Unleaded Gas June 2018	20.5	561
Total Long Futures Contracts		$2,764

Short Futures Contracts
Aluminum June 2018	(17.5)	$(479)
Copper July 2018	(7.6)	(207)
Cotton July 2018	(15.0)	(412)
Gold June 2018	(23.2)	(635)
Nickel June 2018	(1.7)	(47)
Live Cattle June 2018	(11.5)	(314)
Silver July 2018	(6.8)	(186)
Wheat July 2018	(16.2)	(445)
Zinc June 2018	(1.6)	(45)
Total Short Futures Contracts		$(2,770)

Cash	100.2	$2,745
Total Notional Amount		$2,739

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(iii) The JPMorgan JMABCTNE Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Coffee May 2018	2.1	$144
Copper May 2018	3.1	211
Soybean Meal July 2018	—	1
Soybean Oil May 2018	1.3	91

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 631

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Sugar May 2018	2.4	164
WTI Crude July 2018	—	1
Total Long Futures Contracts		$612

Short Futures Contracts
Coffee July 2018	(2.1)	$(145)
Copper July 2018	(3.0)	(212)
Corn July 2018	(—)	(1)
Cotton July 2018	(0.1)	(2)
Gasoline July 2018	(—)	(1)
Kansas Wheat July 2018	(—)	(1)
Soybean Oil July 2018	(1.3)	(91)
Sugar July 2018	(2.5)	(168)
Wheat July 2018	(—)	(2)
Total Short Futures Contracts		$(623)

Cash	100.1	$6,945
Total Notional Amount		$6,934

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(iv) The JPMorgan JMABDEWE Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Brent Oil July 2018	31.6	$533
Nickel June 2018	6.9	117
Propane June 2018	7.1	119
Soybean Meal July 2018	17.6	297
Soybeans July 2018	24.1	408
Unleaded Gas June 2018	13.6	230
Total Long Futures Contracts		$1,704

Short Futures Contracts
Aluminum June 2018	(7.2)	$(122)
Cocoa July 2018	(3.7)	(63)
Coffee July 2018	(3.7)	(63)
Corn July 2018	(17.8)	(300)
Heating Oil June 2018	(27.4)	(466)
Lean Hogs June 2018	(3.7)	(63)
Natural Gas June 2018 (NYMEX)	(6.6)	(114)
Natural Gas June 2018 (CME)	(6.5)	(111)
Wheat July 2018	(18.1)	(306)
Zinc June 2018	(7.1)	(120)
Total Short Futures Contracts		$(1,728)

See accompanying notes which are an integral part of the financial statements.

632 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Cash	100.9	$1,715
Total Notional Amount		$1,691

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(v) The JPMorgan JMABFNJ1 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Aluminum September 2018	16.9	$430
Cocoa September 2018	26.5	676
Corn September 2018	135.2	3,443
Gold December 2018	187.0	4,763
Kansas Wheat September 2018	117.0	2,980
Nickel September 2018	21.2	539
Platinum July 2018	133.4	3,396
Propane September 2018	125.2	3,190
Silver September 2018	108.4	2,760
Sugar October 2018	112.2	2,858
Total Long Futures Contracts		$25,035

Short Futures Contracts
Brent Crude Oil October 2018	(110.6)	$(2,816)
Cotton December 2018	(134.0)	(3,412)
Gas-Oil September 2018	(116.3)	(2,963)
Heating Oil September 2018	(114.4)	(2,915)
Lead September 2018	(25.4)	(647)
Natural Gas September 2018	(106.5)	(2,711)
Soybeans November 2018	(77.8)	(1,981)
Unleaded Gasoline September 2018	(112.8)	(2,873)
Zinc September 2018	(85.2)	(2,170)
Total Short Futures Contracts		$(22,488)

Total Notional Amount		$2,547

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(vi) The JPMorgan JMABNIC2 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Brent Oil September 2018	17.6	$612
Copper September 2018	8.9	311
Gold August 2018	12.5	436
Heating Oil September 2018	6.9	242

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 633

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Lean Hogs August 2018	1.1	39
Live Cattle August 2018	2.0	69
Nickel September 2018	9.1	316
Silver September 2018 2018	3.6	127
Soybean Meal December 2018	7.9	276
Soybeans November 2018	18.2	635
Sugar October 2018	1.7	60
Unleaded Gasoline September 2018	10.4	361
Total Notional Amount		$3,484

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(vii) The Macquarie MQCC112T Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Aluminum December 2018	4.6	$1,952
Brent Oil December 2018	8.1	3,474
Coffee July 2018	2.4	1,030
Copper July 2018	6.6	2,797
Corn July 2018	6.8	2,900
Cotton July 2018	1.5	641
Crude Oil December 2018	7.9	3,362
Gold June 2018	11.4	4,885
Heating Oil July 2018	3.7	1,571
Kansas Wheat 2018	1.6	674
Lean Hogs June 2018	2.0	866
Live Cattle June 2018	3.7	1,580
Natural Gas July 2018	7.8	3,313
Nickel December 2018	2.9	1,221
Silver December 2018	3.3	1,419
Soybean Meal July 2018	3.6	1,531
Soybean Oil July 2018	2.4	1,031
Soybeans July 2018	6.3	2,667
Sugar July 2018	2.6	1,128
Unleaded Gasoline July 2018	4.2	1,805
Wheat July 2018	3.8	1,619
Zinc June 2018	2.8	1,178
Total Notional Amount		$42,644

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(viii) The Macquarie MQCP563E Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*

See accompanying notes which are an integral part of the financial statements.

634 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Long Futures Contracts
Brent Oil September 2018	25.1	$435
Cocoa July 2018	0.1	2
Corn July 2018	—	— **
Crude Oil July 2018	43.0	745
Feeder Cattle August 2018	0.1	1
Gas-Oil July 2018	16.9	292
Heating Oil July 2018	6.4	110
Lean Hogs July 2018	9.4	163
Total Long Futures Contracts		$1,748

Short Futures Contracts
Aluminum July 2018	(—)	$(1)
Brent Oil July 2018	(25.1)	(435)
Cotton July 2018	(0.1)	(2)
Crude Oil June 2018	(42.8)	(742)
Gas-Oil June 2018	(16.9)	(291)
Heating Oil June 2018	(6.5)	(112)
Kansas Wheat July 2018	(—)	(1)
Lean Hogs June 2018	(9.3)	(161)
Live Cattle June 2018	(—)	(—)**
Natural Gas June 2018	(—)	(1)
Natural Gas July 2018	(0.1)	(1)
Soybean Meal July 2018	(—)	(1)
Soybeans July 2018	(—)	(1)
Sugar July 2018	(0.3)	(4)
Unleaded Gasoline July 2018	(—)	(1)
Wheat July 2018	(—)	(1)
Total Short Futures Contracts		$(1,755)

Cash	100.3	$1,741
Total Notional Amount		$1,734

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(**) Less than $1,000.

(ix) The Macquarie PIMCODB1 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Aluminum July 2018	0.3	$10
Aluminum September 2018	3.9	136
Brent Oil July 2018	1.1	38
Cocoa July 2018	0.3	12
Copper July 2018	0.5	19
Copper September 2018	3.3	116
Corn July 2018	0.8	29

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 635

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Corn September 2018	1.0	36
Cotton December 2018	3.6	127
Crude Oil July 2018	7.7	269
Crude Oil July 2018	6.3	220
Crude Oil September 2018	3.1	110
Crude Oil November 2018	6.2	217
Gas-Oil July 2018	2.4	83
Gas-Oil September 2018	3.1	108
Gold June 2018	0.3	10
Heating Oil July 2018	3.6	125
Heating Oil September 2018	4.5	160
Kansas Wheat July 2018	0.2	8
Kansas Wheat September 2018	0.2	8
Lead September 2018	0.7	24
Live Cattle June 2018	1.3	45
Natural Gas July 2018	9.6	337
Natural Gas September 2018	2.8	100
Nickel July 2018	0.8	28
Nickel September 2018	1.5	52
Platinum July 2018	0.8	29
Soybean Meal July 2018	2.3	81
Soybeans July 2018	2.1	107
Soybeans November 2018	3.0	73
Sugar July 2018	2.1	74
Unleaded Gasoline July 2018	6.9	244
Unleaded Gasoline September 2018	4.7	165
Wheat July 2018	1.3	45
Wheat September 2018	0.6	19
Zinc September 2018	3.7	129
Total Futures Contracts		$3,393

Cash	3.5	$125
Total Notional Amount		$3,518

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(x) The Merrill Lynch MLBXBIN1 Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Aluminum July 2018	6.8	$5,273
Brent Crude Oil July 2018	12.2	9,474
Cotton July 2018	2.3	1,771
Gold June 2018	7.5	5,806
Copper July 2018	9.4	7,327
Heating Oil July 2018	5.4	4,320
Lean Hogs June 2018	2.9	2,230

See accompanying notes which are an integral part of the financial statements.

636 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Natural Gas July 2018	12.2	9,471
Nickel July 2018	4.5	3,544
Unleaded Gas July 2018	6.4	4.949
Soybean Meal July 2018	5.2	4,081
Soybeans July 2018	9.2	7,206
WTI Crude Oil July 2018	11.8	9,162
Zinc July 2018	4.2	3,264
Total Notional Amount		$77,878

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(xi) The Merrill Lynch MLBXCS2T Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Aluminum December 2018	4.6	$2,438
Brent Oil December 2018	8.1	4,335
Coffee July 2018	2.4	1,283
Copper December 2018	6.6	3,495
Corn September 2018	6.8	3,618
Cotton July 2018	1.5	799
Crude Oil December 2018	7.9	4,195
Gold June 2018	11.5	6,096
Heating Oil September 2018	3.7	1,952
Kansas Wheat July 2018	1.6	841
Lean Hogs June 2018	2.0	1,080
Live Cattle June 2018	3.7	1,972
Natural Gas July 2018	7.7	4,125
Nickel December 2018	2.9	1,523
Silver December 2018	3.3	1,771
Soybean Meal July 2018	3.6	1,909
Soybean Oil July 2018	2.4	1,287
Soybeans November 2018	6.3	3,365
Sugar July 2018	2.6	1,408
Unleaded Gasoline July 2018	4.2	2,250
Wheat July 2018	3.8	2,023
Zinc June 2018	2.8	1,470
Total Notional Amount		$53,235

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(xii) The Societe Generale SGC0P04 Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.

Amounts in thousands

Referenced Commodity Futures Contracts	% of Index	Notional Amount*
Aluminum July 2018	4.6	$1,445

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 637

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Brent Crude Oil July 2018	8.1	2,571
Coffee July 2018	2.4	762
Copper July 2018	6.6	2,070
Corn July 2018	6.8	2,148
Cotton July 2018	1.5	474
Crude Oil December 2018	7.9	2,488
Gold June 2018	11.5	3,616
Heating Oil July 2018	3.7	1,163
Kansas Wheat July 2018	1.6	499
Lean Hogs June 2018	2.0	641
Live Cattle June 2018	3.7	1,170
Natural Gas July 2018	7.8	2,452
Nickel December 2018	2.9	904
Silver December 2018	3.3	1,051
Soybean Meal July 2018	3.6	1,133
Soybean Oil July 2018	2.4	763
Soybeans July 2018	6.2	1,974
Sugar July 2018	2.6	835
Unleaded Gasoline July 2018	4.2	1,336
Wheat July 2018	3.8	1,199
Zinc December 2018	2.8	873
Total Notional Amount		$31,567

(*) The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Corporate Bonds and Notes	$—	$21,190	$—	$—	$21,190	2.9
International Debt	—	6,706	—	—	6,706	0.9
United States Government Treasuries	—	7,193	—	—	7,193	1.0
Short-Term Investments	—	210,008	—	454,300	664,308	91.8
Total Investments	—	245,097	—	454,300	699,397	96.6
Other Assets and Liabilities, Net						3.4
						100.0

See accompanying notes which are an integral part of the financial statements.

638 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Other Financial Instruments
Assets
Futures Contracts	15,352	—	—	—	15,352	2.1
Total Return Swap Contracts	—	2,591	—	—	2,591	0.4

Liabilities
Futures Contracts	(9,094)	—	—	—	(9,094)	(1.3)
Options Written	(343)	—	—	—	(343)	(—)*
Total Return Swap Contracts	—	(90)	—	—	(90)	(—)*
Total Other Financial Instruments**	$5,915	$2,501	$—	$—	$8,416

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 639

Russell Investment Company
Commodity Strategies Fund

Consolidated Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

Commodity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Receivable from Broker for Futures*	$15,352
Total return swap contracts, at fair value	2,591
Total	$17,943

Location: Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures*	$9,094
Options written, at fair value	343
Total return swap contracts, at fair value	90
Total	$9,527
Commodity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$6,943
Options written	107
Total return swap contracts	31,199
Total	$38,249

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(1,822)
Options written	(163)
Total return swap contracts	2,177
Total	$192

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

640 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund
Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts		of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
	Location: Consolidated Statement of Assets and Liabilities		Recognized	Assets and	of Assets and
Description	- Assets		Assets	Liabilities	Liabilities
Futures Contracts	Receivable from Broker for Futures		$626	$—	$626
Total Return Swap Contracts	Total return swap contracts, at fair value		2,591	—	2,591
Total Financial and Derivative Assets			3,217	—	3,217
Financial and Derivative Assets not subject to a netting agreement			(626)	—	(626)
Total Financial and Derivative Assets subject to a netting agreement			$2,591	$—	$2,591

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities
		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
BNP Paribas		$277	$6	$—	$271
Citigroup		14	14	—	—
Goldman Sachs		607	53	554	—
JPMorgan Chase		64	9	—	55
Macquarie		756	4	—	752
Merrill Lynch		303	—	—	303
Morgan Stanley		249	—	—	249
Societe Generale		176	—	—	176
UBS		145	—	—	145
Total		$2,591	$86	$554	$1,951

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 641

Russell Investment Company
Commodity Strategies Fund

Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments,
continued —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
	Location: Consolidated Statement of Assets and Liabilities	Recognized	Assets and	of Assets and
Description	- Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures	$9,100	$—	$9,100
Options Written Contracts	Options written, at fair value	343	—	343
Total Return Swap Contracts	Total return swap contracts, at fair value	90	—	90
Total Financial and Derivative Liabilities		9,533	—	9,533
Financial and Derivative Liabilities not subject to a netting agreement		(9,442)	—	(9,442)
Total Financial and Derivative Liabilities subject to a netting agreement		$91	$—	$91

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
BNP Paribas	$6	$6	$—	$—
Citigroup	19	14	—	5
Goldman Sachs	53	53	—	—
JPMorgan Chase	9	9	—	—
Macquarie	4	—	—	4
Total	$91	$82	$—	$9

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

642 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

l
Consolidated Statement of Assets and Liabilities(†) — April 30, 2018
(Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$699,566
Investments, at fair value(>)	699,397
Receivables:
Dividends and interest	236
Dividends from affiliated funds	573
Investments sold	504,924
Fund shares sold	780
From broker(a)(b)(c)	41,570
Prepaid expenses	6
Total return swap contracts, at fair value(8)	2,591
Total assets	1,250,077

Liabilities
Payables:
Due to custodian	1,836
Due to broker (d)(e)(f)	23,780
Investments purchased	498,979
Fund shares redeemed	511
Accrued fees to affiliates	595
Other accrued expenses	312
Options written, at fair value(x)	343
Total return swap contracts, at fair value(8)	90
Total liabilities	526,446

Net Assets	$723,631

(†)     The Statement of Assets and Liabilities is consolidated and includes the balances of Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 643

Russell Investment Company
Commodity Strategies Fund

Consolidated Statement of Assets and Liabilities(†) , continued — April 30, 2018
(Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(1,338)
Accumulated net realized gain (loss)	38,203
Unrealized appreciation (depreciation) on:
Investments	(151)
Investments in affiliated funds	(18)
Futures contracts	6,258
Options written	(163)
Total return swap contracts	2,525
Shares of beneficial interest	1,240
Additional paid-in capital	677,075
Net Assets	$723,631

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$5.74
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$6.09
Class A — Net assets	$6,991,593
Class A — Shares outstanding ($. 01 par value)	1,217,300
Net asset value per share: Class C(#)	$5.50
Class C — Net assets	$2,609,026
Class C — Shares outstanding ($. 01 par value)	474,291
Net asset value per share: Class E(#)	$5.81
Class E — Net assets	$190,360
Class E — Shares outstanding ($. 01 par value)	32,761
Net asset value per share: Class M(#)	$5.81
Class M — Net assets	$18,501,465
Class M — Shares outstanding ($. 01 par value)	3,183,412
Net asset value per share: Class S(#)	$5.82
Class S — Net assets	$531,791,904
Class S — Shares outstanding ($. 01 par value)	91,316,371
Net asset value per share: Class Y(#)	$5.88
Class Y — Net assets	$163,546,600
Class Y — Shares outstanding ($. 01 par value)	27,812,163
Amounts in thousands
(x) Premiums received on options written	$180
(>) Investments in affiliates, U. S. Cash Management Fund	$454,300
(8) Total return swap contracts - premiums paid (received)	$(24)

(a) Receivable from Broker for Futures	$18,334
(b) Receivable from Broker for Swaps	$22,610
(c) Receivable Variation Margin for Futures	$626
(d) Due to Broker for Futures	$8,140
(e) Due to Broker for Swaps	$6,540
(f) Payable Variation Margin for Futures	$9,100

(#)     Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
(†)     The Statement of Assets and Liabilities is consolidated and includes the balances of Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

644 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Statement of Operations(†) — For the Period Ended April 30, 2018
(Unaudited)

Amounts in thousands
Investment Income
Dividends	$660
Dividends from affiliated funds	3,356
Interest	1,178
Total investment income	5,194

Expenses
Advisory fees	5,263
Administrative fees	203
Custodian fees	121
Distribution fees - Class A	8
Distribution fees - Class C	11
Transfer agent fees - Class A	7
Transfer agent fees - Class C	3
Transfer agent fees - Class E	—**
Transfer agent fees - Class M	16
Transfer agent fees - Class S	504
Transfer agent fees - Class Y	4
Professional fees	82
Registration fees	52
Shareholder servicing fees - Class C	4
Shareholder servicing fees - Class E	—**
Trustees’ fees	11
Printing fees	92
Dividends from securities sold short	—**
Miscellaneous	37
Expenses before reductions	6,418
Expense reductions	(2,511)
Net expenses	3,907
Net investment income (loss)	1,287

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(34)
Investments in affiliated funds	(16)
Futures contracts	6,943
Options written	107
Total return swap contracts(1)	31,199
Net realized gain (loss)	38,199
Net change in unrealized appreciation (depreciation) on:
Investments	(152)
Investments in affiliated funds	(27)
Futures contracts	(1,822)
Options written	(163)
Total return swap contracts	2,177
Net change in unrealized appreciation (depreciation)	13
Net realized and unrealized gain (loss)	38,212
Net Increase (Decrease) in Net Assets from Operations	$39,499

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 645

Russell Investment Company
Commodity Strategies Fund

Consolidated Statement of Operations(†) — For the Period Ended April 30, 2018
(Unaudited)

Amounts in thousands
(1)     Includes performance based fees of $1,297,883.
(†)     The Statement of Operations is consolidated and includes the balances of Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

646 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets(†)

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,287	$(1,506)
Net realized gain (loss)	38,199	5,345
Net change in unrealized appreciation (depreciation)	13	12,898
Net increase (decrease) in net assets from operations	39,499	16,737

Distributions
From net investment income
Class A	(72)	—
Class C	(6)	—
Class M(1)	(236)	—
Class S	(6,715)	—
Class Y	(2,732)	—
Net decrease in net assets from distributions	(9,761)	—

Share Transactions*
Net increase (decrease) in net assets from share transactions	(1,956)	(31,403)
Total Net Increase (Decrease) in Net Assets	27,782	(14,666)

Net Assets
Beginning of period	695,849	710,515
End of period	$723,631	$695,849
Undistributed (overdistributed) net investment income included in net assets	$(1,338)	$7,136

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 647

Russell Investment Company
Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets(†), continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	161	$907	300	$1,623
Proceeds from reinvestment of distributions	13	72	—	—
Payments for shares redeemed	(214)	(1,188)	(344)	(1,859)
Net increase (decrease)	(40)	(209)	(44)	(236)
Class C
Proceeds from shares sold	20	107	89	461
Proceeds from reinvestment of distributions	1	6	—	—
Payments for shares redeemed	(115)	(616)	(333)	(1,719)
Net increase (decrease)	(94)	(503)	(244)	(1,258)
Class E
Proceeds from shares sold	1	8	61	331
Payments for shares redeemed	(1)	(6)	(1,840)	(10,346)
Net increase (decrease)	—**	2	(1,779)	(10,015)
Class M(1)
Proceeds from shares sold	856	4,848	2,630	14,434
Proceeds from reinvestment of distributions	43	236	—	—
Payments for shares redeemed	(231)	(1,313)	(115)	(610)
Net increase (decrease)	668	3,771	2,515	13,824
Class S
Proceeds from shares sold	10,129	57,520	24,780	136,071
Proceeds from reinvestment of distributions	1,217	6,693	—	—
Payments for shares redeemed	(8,125)	(46,060)	(28,137)	(154,606)
Net increase (decrease)	3,221	18,153	(3,357)	(18,535)
Class Y
Proceeds from shares sold	448	2,548	5,104	27,653
Proceeds from reinvestment of distributions	492	2,732	—	—
Payments for shares redeemed	(4,927)	(28,450)	(7,663)	(42,836)
Net increase (decrease)	(3,987)	(23,170)	(2,559)	(15,183)
Total increase (decrease)	(232)	$(1,956)	(5,468)	$(31,403)

(**)     Less than 500 shares.
(1)     For the period March 16, 2017 (inception date) to October 31, 2017.
(†)     The Statements of Changes in Net Assets is consolidated and includes the balances of Cayman Commodity Strategies Fund
          Ltd.  (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.
          Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

648 Commodity Strategies Fund

(This page intentionally left blank)

Russell Investment Company
Commodity Strategies Fund

Consolidated Financial Highlights — For the Periods Ended(†)

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2018*	5.50	—(f)	. 30	. 30	(. 06)	—
October 31, 2017	5.40	(. 03)	. 13	. 10	—	—
October 31, 2016	5.58	(. 06)	(. 12)	(. 18)	—	—
October 31, 2015	7.64	(. 09)	(1.97)	(2.06)	—	—
October 31, 2014	8.35	(. 12)	(. 59)	(. 71)	—(f)	—(f)
October 31, 2013	9.50	(. 12)	(1.03)	(1.15)	—	—

Class C
April 30, 2018*	5.24	(. 02)	. 29	. 27	(. 01)	—
October 31, 2017	5.18	(. 07)	. 13	. 06	—	—
October 31, 2016	5.40	(. 09)	(. 13)	(. 22)	—	—
October 31, 2015	7.44	(. 13)	(1.91)	(2.04)	—	—
October 31, 2014	8.20	(. 18)	(. 58)	(. 76)	—(f)	—(f)
October 31, 2013	9.39	(. 19)	(1.00)	(1.19)	—	—

Class E
April 30, 2018*	5.50	—(f)	. 31	. 31	—	—
October 31, 2017	5.40	(. 04)	. 14	. 10	—	—
October 31, 2016	5.58	(. 06)	(. 12)	(. 18)	—	—
October 31, 2015	7.63	(. 09)	(1.96)	(2.05)	—	—
October 31, 2014	8.35	(. 12)	(. 60)	(. 72)	—(f)	—(f)
October 31, 2013	9.50	(. 12)	(1.03)	(1.15)	—	—

Class M
April 30, 2018*	5.58	. 01	. 31	. 32	(. 09)	—
October 31, 2017(9)	5.46	(—)(f)	. 12	. 12	—	—

Class S
April 30, 2018*	5.59	. 01	. 30	. 31	(. 08)	—
October 31, 2017	5.47	(. 01)	. 13	. 12	—	—
October 31, 2016	5.64	(. 04)	(. 13)	(. 17)	—	—
October 31, 2015	7.69	(. 07)	(1.98)	(2.05)	—	—
October 31, 2014	8.40	(. 10)	(. 61)	(. 71)	—(f)	—(f)
October 31, 2013	9.52	(. 10)	(1.02)	(1.12)	—	—

Class Y
April 30, 2018*	5.65	. 01	. 31	. 32	(. 09)	—
October 31, 2017	5.52	(—)(f)	. 13	. 13	—	—
October 31, 2016	5.68	(. 03)	(. 13)	(. 16)	—	—
October 31, 2015	7.73	(. 06)	(1.99)	(2.05)	—	—
October 31, 2014	8.42	(. 08)	(. 61)	(. 69)	—(f)	—(f)
October 31, 2013	9.54	(. 08)	(1.04)	(1.12)	—	—

See accompanying notes which are an integral part of the financial statements.

650 Commodity Strategies Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)
(. 06)	5.74	5.72	6,992	2.12	1.40	. 07	55
—	5.50	1.85	6,920	2.11	1.41	(. 51)	—
—	5.40	(3.23)	7,027	2.13	1.46	(1.07)	—
—	5.58	(26.96)	7,826	2.09	1.48	(1.39)	—
—(f)	7.64	(8.50)	11,212	2.08	1.52	(1.41)	302
—	8.35	(12.11)	20,224	2.04	1.52	(1.37)	145

(. 01)	5.50	5.19	2,609	2.87	2.15	(. 69)	55
—	5.24	1.16	2,978	2.86	2.16	(1.27)	—
—	5.18	(4.07)	4,210	2.87	2.21	(1.82)	—
—	5.40	(27.42)	5,029	2.83	2.23	(2.14)	—
—(f)	7.44	(9.26)	8,454	2.83	2.27	(2.16)	302
—	8.20	(12.67)	11,436	2.79	2.27	(2.12)	145

—	5.81	5.64	190	2.12	1.40	. 08	55
—	5.50	1.85	178	2.09	1.38	(. 69)	—
—	5.40	(3.23)	9,775	2.12	1.46	(1.07)	—
—	5.58	(26.87)	12,615	2.09	1.48	(1.39)	—
—(f)	7.63	(8.62)	17,427	2.08	1.52	(1.41)	302
—	8.35	(12.11)	20,652	2.04	1.52	(1.36)	145

(. 09)	5.81	5.75	18,501	1.87	1.05	. 44	55
—	5.58	2.20	14,041	1.87	1.06	(. 06)	—

(. 08)	5.82	5.74	531,792	1.87	1.15	. 33	55
—	5.59	2.19	492,180	1.86	1.16	(. 25)	—
—	5.47	(3.01)	500,004	1.87	1.21	(. 82)	—
—	5.64	(26.66)	579,005	1.84	1.23	(1.14)	—
—(f)	7.69	(8.45)	793,989	1.83	1.27	(1.16)	302
—	8.40	(11.76)	830,645	1.79	1.27	(1.12)	145

(. 09)	5.88	5.71	163,547	1.67	. 96	. 51	55
—	5.65	2.36	179,552	1.66	. 97	(. 07)	—
—	5.52	(2.82)	189,499	1.68	1.02	(. 62)	—
—	5.68	(26.52)	175,230	1.64	1.04	(. 95)	—
—(f)	7.73	(8.19)	219,596	1.63	1.08	(. 97)	302
—	8.42	(11.74)	351,831	1.60	1.08	(. 93)	145

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 651

Russell Investment Company
Commodity Strategies Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:

Advisory fees	$474,544
Administration fees	28,346
Distribution fees	3,009
Shareholder servicing fees	581
Transfer agent fees	85,505
Trustee fees	3,262
$595,247

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	592,662	1,013,314	1,151,633	(16)		(27)	454,300	3,356	—
	$592,662	$1,013,314	$1,151,633	$(16	) $	(27)	$454,300	3,356	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$698,735,879
Unrealized Appreciation	$52,470,153
Unrealized Depreciation	(45,714,005)
Net Unrealized Appreciation (Depreciation)	$6,756,148

See accompanying notes which are an integral part of the financial statements.

652 Commodity Strategies Fund

Russell Investment Company
Global Infrastructure Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$976.10	$1,017.95
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.76	$6.90

Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.38%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2018	$972.70	$1,014.23
	Expenses Paid During Period*	$10.42	$10.64
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.13%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2017	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2018	$976.00	$1,017.95
of other funds.	Expenses Paid During Period*	$6.76	$6.90

* Expenses are equal to the Fund's annualized expense ratio of 1.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Global Infrastructure Fund 653

Russell Investment Company
Global Infrastructure Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$977.80	$1,019.69
Expenses Paid During Period*	$5.05	$5.16

* Expenses are equal to the Fund's annualized expense ratio of 1.03%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$977.30	$1,019.19
Expenses Paid During Period*	$5.54	$5.66

* Expenses are equal to the Fund's annualized expense ratio of 1.13%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$978.20	$1,020.08
Expenses Paid During Period*	$4.66	$4.76

* Expenses are equal to the Fund's annualized expense ratio of 0.95%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

654 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.8%			Chile - 0.2%
Australia - 8.5%			Aguas Andinas SA Class A	2,331,552	1,550
APA Group	375,409	2,353	Enel Chile SA - ADR	52,428	326
Aurizon Holdings, Ltd.	378,168	1,277			1,876
AusNet Services(Æ)	2,611,857	3,364
Macquarie Atlas Roads Group	399,910	1,929	China - 2.5%
NEXTDC, Ltd. (Æ)	104,372	536	China Everbright International, Ltd.	935,793	1,311
Spark Infrastructure Group	4,958,800	8,753	China Merchants Port Holdings Co. , Ltd.	2,318,580	5,181
Sydney Airport	1,303,541	6,971	China Resources Gas Group, Ltd.	506,008	1,861
Transurban Group - ADR(Æ)	5,555,305	48,396	COSCO Shipping Ports, Ltd.	5,112,076	4,490
		73,579	ENN Energy Holdings, Ltd.	6,052	57
			Jiangsu Expressway Co. , Ltd. Class H(Å)	6,351,380	8,693
Austria - 0.2%					21,593
Flughafen Wien AG(Å)	42,817	1,737
Oesterreichische Post AG	7,878	378	France - 7.9%
		2,115	Aeroports de Paris	72,628	15,944
			Eiffage SA	53,458	6,349
Belgium - 0.1%			Engie SA	46,664	818
Elia System Operator SA	9,621	606	Getlink SE	1,644,581	23,203
			Suez Environnement Co.	269,178	3,881
Bermuda - 0.2%			Veolia Environnement SA	28,194	668
Beijing Enterprises Water Group, Ltd.			Vinci SA(Ñ)	177,172	17,691
(Æ)	2,284,596	1,327			68,554
Brookfield Renewable Energy Partners,
LP	3,279	100	Germany - 1.1%
China Everbright Water, Ltd.	681,860	215	Fraport AG Frankfurt Airport Services
CK Infrastructure Holdings, Ltd.	17,664	139	Worldwide	92,118	8,920
		1,781	Hamburger Hafen und Logistik AG	13,217	317
					9,237
Brazil - 1.7%
Alupar Investimento SA	55,713	277	Hong Kong - 0.9%
CCR SA	1,848,050	6,309	Beijing Enterprises Holdings, Ltd.	162,000	809
Cia de Saneamento Basico do Estado de			CLP Holdings, Ltd.	254,092	2,631
Sao Paulo(Æ)	92,506	928	Guangdong Investment, Ltd.	480,324	742
Companhia de Saneamento do Parana			HKT Trust & HKT, Ltd.	54,773	72
SANEPAR	19,831	334	Hong Kong & China Gas Co. , Ltd.	132,309	276
EDP - Energias do Brasil SA	387,357	1,536	MTR Corp. , Ltd.	47,151	265
Rumo SA(Æ)	575,486	2,440	Power Assets Holdings, Ltd.	386,486	2,870
Transmissora Alianca de Energia					7,665
Eletrica SA	488,712	2,970
		14,794	India - 0.4%
			Bharti Infratel, Ltd.	197,102	921
Canada - 10.7%			Petronet LNG, Ltd.	180,698	611
AltaGas, Ltd.	3,997	81	Power Grid Corp. of India, Ltd.	612,174	1,900
Brookfield Infrastructure Partners, LP(Ñ)	43,075	1,760			3,432
Canadian Pacific Railway, Ltd.	13,092	2,389
Enbridge, Inc. (Ñ)	1,193,834	36,154	Indonesia - 0.1%
Gibson Energy, Inc.	111,507	1,439	Sarana Menara Nusantara Tbk PT(Þ)	2,163,099	488
Hydro One, Ltd. (Þ)	509,666	8,094	Tower Bersama Infrastructure Tbk PT	493,043	196
Inter Pipeline, Ltd.	23,313	420			684
Keyera Corp.	24,904	670
Pembina Pipeline Corp.	273,392	8,707	Italy - 6.5%
Progressive Waste Solutions, Ltd.	78,106	5,647	Atlantia SpA	1,372,370	45,380
TransCanada Corp.	624,643	26,490	Ei Towers SpA	37,722	2,177
Westshore Terminals Investment Corp.	43,976	759	Enav SpA(Þ)	236,823	1,290
		92,610	Enel SpA	17,435	111
			Hera SpA	219,659	813
			Infrastrutture Wireless Italiane SpA(Þ)	410,434	3,303

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 655

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Snam Rete Gas SpA	102,883	493	Parkway Life Real Estate Investment
Societa Iniziative Autostradali e Servizi			Trust(Æ)(ö)	577,734	1,213
SpA	33,557	711			4,446
Terna Rete Elettrica Nazionale SpA	379,466	2,274
		56,552	Spain - 8.5%
			Abertis Infraestructuras SA	771,711	17,013
Japan - 2.9%			Aena SA(Þ)	176,143	36,305
Central Japan Railway Co.	20,879	4,193	Cellnex Telecom SA(Þ)	134,434	3,591
East Japan Railway Co.	89,365	8,570	Enagas SA	10,212	297
Japan Airport Terminal Co. , Ltd.	61,176	2,507	Endesa SA - ADR	7,298	170
Kamigumi Co. , Ltd.	40,108	904	Ferrovial SA	273,159	5,822
Osaka Gas Co. , Ltd.	246,100	5,296	Gas Natural SDG SA	52,451	1,320
Tokyo Gas Co. , Ltd.	90,800	2,434	Iberdrola SA	533,536	4,113
West Japan Railway Co.	13,800	977	Red Electrica Corp. SA	218,677	4,552
		24,881			73,183

Malaysia - 0.1%			Switzerland - 1.4%
Malaysia Airports Holdings BHD	292,300	663	Flughafen Zurich AG	59,506	12,417
Westports Holdings BHD	282,530	240
		903	United Kingdom - 6.0%
			National Grid PLC	2,931,430	33,952
Mexico - 1.7%			National Grid PLC - ADR	15,798	919
CFE Capital, S de RL de CV(Æ)(ö)	534,900	540	Pennon Group PLC	48,150	458
Grupo Aeroportuario del Centro Norte			Scottish & Southern Energy PLC	383,520	7,278
SAB de CV - ADR(Ñ)	15,797	665	Severn Trent PLC Class H	206,373	5,502
Grupo Aeroportuario del Pacifico SAB de			United Utilities Group PLC	372,535	3,805
CV Class B	393,159	4,090			51,914
Grupo Aeroportuario del Pacifico SAB de
CV - ADR	40,230	4,191	United States - 32.8%
Infraestructura Energetica Nova SAB			Advanced Disposal Services, Inc. (Æ)	26,208	578
de CV	64,287	283	Alliant Energy Corp.	90,642	3,893
OHL Mexico SAB de CV(Å)	1,616,725	2,418	Ameren Corp.	22,460	1,317
Promotora y Operadora de			American Electric Power Co. , Inc.	81,355	5,693
Infraestructura SAB de CV(Æ)	179,105	1,835	American Tower Corp. (ö)	66,857	9,117
Promotora y Operadora de			American Water Works Co. , Inc.	30,380	2,630
Infraestructura SAB de CV Class			Antero Midstream GP LP(Ñ)	116,765	2,011
L(Æ)	34,882	244	Atmos Energy Corp.	32,735	2,844
		14,266	Boardwalk Pipeline Partners, LP	332,071	3,776
			Casella Waste Systems, Inc. Class A(Æ)	16,817	412
Netherlands - 0.7%			CenterPoint Energy, Inc.	37,282	944
InterXion Holding NV(Æ)	1,079	70	Cheniere Energy, Inc. (Æ)	102,209	5,944
Koninklijke Vopak NV(Ñ)	123,641	6,073	Chesapeake Utilities Corp.	2,140	163
		6,143	CMS Energy Corp.	150,299	7,093
			CoreSite Realty Corp. Class A(ö)	1,380	144
New Zealand - 1.1%			Crown Castle International Corp. (ö)	59,315	5,983
Auckland International Airport, Ltd. (Å)	1,697,312	7,587	CSX Corp.	21,237	1,261
Infratil, Ltd.	355,801	798	Digital Realty Trust, Inc. (ö)	22,953	2,426
Port of Tauranga, Ltd. (Å)(Ñ)	425,155	1,460	Dominion Energy, Inc.	283,897	18,896
		9,845	DTE Energy Co.	38,019	4,007
			Duke Energy Corp.	99,034	7,939
Singapore - 0.5%			Edison International	126,077	8,261
CitySpring Infrastructure Trust(Æ)	3,798,684	1,548	Enbridge Energy Management LLC(Æ)
Hutchison Port Holdings Trust Class U	639,801	214	(Ñ)	326,026	3,189
Keppel DC REIT(Ñ)(ö)	81,209	88	Entergy Corp.	11,433	933
NetLink NBN Trust(Æ)	2,264,175	1,383	Enterprise Products Partners, LP	248,331	6,665
			Equinix, Inc. (Æ)(ö)	4,000	1,683
			Eversource Energy(Æ)	41,259	2,486

See accompanying notes which are an integral part of the financial statements.

656 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Evoqua Water Technologies Corp. (Æ)	55,370		1,131		Total Investments 103.6%
FirstEnergy Corp.	19,084		656		(identified cost $796,401)	896,944
Genesee & Wyoming, Inc. Class A(Æ)	18,075		1,287
Great Plains Energy, Inc.	265,535		8,691
Hess Midstream Partners, LP	33,211		675		Other Assets and Liabilities, Net
Kinder Morgan, Inc.	2,231,500		35,302	-	(3.6%)	(31,119)
Macquarie Infrastructure Corp.	13,602		516		Net Assets - 100.0%	865,825
Magellan Midstream Partners, LP(Ñ)	34,113		2,246
MPLX LP	53,421		1,887
NextEra Energy, Inc.	203,788		33,403
NiSource, Inc.	299,710		7,310
Norfolk Southern Corp.	13,185		1,892
ONEOK, Inc.	124,059		7,471
PG&E Corp.	347,901		16,038
Pinnacle West Capital Corp.	3,371		271
Plains All American Pipeline, LP	245,326		5,768
Portland General Electric Co.	7,162		304
PPL Corp.	11,209		326
SBA Communications Corp. (Æ)(ö)	6,015		964
Sempra Energy	26,638		2,978
South Jersey Industries, Inc. (Ñ)	20,602		637
Southern Co. (The)	257,564		11,879
Southwest Gas Holdings, Inc.	24,796		1,810
Targa Resources Corp.	30,033		1,411
UGI Corp.	127,966		6,192
Union Pacific Corp.	40,622		5,428
Unitil Corp.	4,208		204
Waste Management, Inc.	56,218		4,570
WEC Energy Group, Inc. (Æ)	71,082		4,569
Williams Cos. , Inc. (The)	136,048		3,500
Xcel Energy, Inc.	93,426		4,376
			283,980

Virgin Islands, British - 0.1%
AquaVenture Holdings, Ltd. (Æ)(Ñ)	57,374		841

Total Common Stocks
(cost $737,357)			837,897

Investments in Other Funds - 0.0%
3i Infrastructure PLC	98,377		297
Total Investments in Other Funds
(cost $294)			297

Short-Term Investments - 3.0%
United States - 3.0%
U. S. Cash Management Fund(@)	26,001,865	(8)	26,002
Total Short-Term Investments
(cost $26,002)			26,002

Other Securities - 3.8%
U. S. Cash Collateral Fund(×)(@)	32,748,350	(8)	32,748
Total Other Securities
(cost $32,748)			32,748

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 657

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
2.5%
Auckland International Airport, Ltd.	06/08/12	NZD	819,185	2.49	2,040	3,662
Auckland International Airport, Ltd.	06/22/15	NZD	694,802	3.79	2,634	3,106
Auckland International Airport, Ltd.	06/30/16	NZD	183,325	4.29	787	819
Flughafen Wien AG	01/30/14	EUR	42,817	20.74	901	1,737
Jiangsu Expressway Co. , Ltd.	09/01/14	HKD	5,359,380	1.27	6,793	7,335
Jiangsu Expressway Co. , Ltd.	01/26/16	HKD	872,000	1.28	1,116	1,194
Jiangsu Expressway Co. , Ltd.	02/13/18	HKD	120,000	1.48	178	164
OHL Mexico SAB de CV	01/29/16	MXN	495,825	1.08	533	742
OHL Mexico SAB de CV	09/15/16	MXN	1,120,900	1.27	1,423	1,676
Port of Tauranga, Ltd.	09/30/10	NZD	344,862	1.02	351	1,184
Port of Tauranga, Ltd.	06/30/16	NZD	80,293	2.55	205	276
						21,895
For a description of restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

658 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
CAC40 Euro Index Futures			23	EUR	1,259	05/18	61
DAX Index Futures			2	EUR	631	06/18	19
EURO STOXX 50 Index Futures			38	EUR	1,320	06/18	64
FTSE 100 Index Futures			13	GBP	970	06/18	58
Hang Seng Index Futures			8	HKD	12,266	05/18	10
IBEX 35 Index Futures			44	EUR	4,388	05/18	122
S&P Utilities Select Sector Index Futures			239	USD	12,392	06/18	514
S&P/TSX 60 Index Futures			23	CAD	4,231	06/18	30
SPI 200 Index Futures			25	AUD	3,729	06/18	24
TOPIX Index Futures			3	JPY	53,385	06/18	22
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							924

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Bank of America	USD	222		HKD	1,740	06/20/18	—
Bank of America	USD	122		JPY	12,950	06/20/18	(3)
Bank of America	EUR	730		USD	887	06/20/18	2
Bank of America	GBP	70		USD	98	06/20/18	1
Bank of America	HKD	2,870		USD	366	06/20/18	—
Bank of Montreal	USD	226		AUD	290	06/20/18	(8)
Bank of Montreal	USD	5,960		EUR	4,790	06/20/18	(154)
Bank of Montreal	CHF	833		USD	887	06/20/18	43
Bank of Montreal	EUR	530		USD	657	06/20/18	14
Bank of Montreal	GBP	70		USD	98	06/20/18	1
Brown Brothers Harriman	USD	331		AUD	430	06/20/18	(7)
Brown Brothers Harriman	USD	344		AUD	440	06/20/18	(13)
Brown Brothers Harriman	USD	164		CAD	210	06/20/18	—
Brown Brothers Harriman	USD	270		CAD	350	06/20/18	2
Brown Brothers Harriman	USD	540		CAD	690	06/20/18	(2)
Brown Brothers Harriman	USD	379		EUR	314	05/03/18	—
Brown Brothers Harriman	USD	380		EUR	315	05/03/18	—
Brown Brothers Harriman	USD	876		EUR	710	06/20/18	(15)
Brown Brothers Harriman	USD	974		EUR	780	06/20/18	(30)
Brown Brothers Harriman	USD	1,129		EUR	930	06/20/18	(1)
Brown Brothers Harriman	USD	84		GBP	60	06/20/18	(1)
Brown Brothers Harriman	USD	221		GBP	160	06/20/18	—
Brown Brothers Harriman	USD	192		HKD	1,500	06/20/18	—
Brown Brothers Harriman	USD	385		HKD	3,010	06/20/18	(1)
Brown Brothers Harriman	USD	162		JPY	17,170	06/20/18	(5)
Brown Brothers Harriman	USD	318		JPY	33,460	06/20/18	(11)
Brown Brothers Harriman	AUD	220		USD	167	06/20/18	1
Brown Brothers Harriman	AUD	290		USD	224	06/20/18	6
Brown Brothers Harriman	CAD	320		USD	250	06/20/18	—
Brown Brothers Harriman	CAD	360		USD	279	06/20/18	(2)
Brown Brothers Harriman	EUR	37		USD	45	05/03/18	—
Brown Brothers Harriman	EUR	140		USD	169	05/03/18	—

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 659

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	EUR	1,280	USD	1,547	05/03/18	1
Brown Brothers Harriman	EUR	390	USD	483	06/20/18	11
Brown Brothers Harriman	EUR	470	USD	578	06/20/18	8
Brown Brothers Harriman	GBP	70	USD	99	06/20/18	3
Brown Brothers Harriman	GBP	120	USD	168	06/20/18	3
Brown Brothers Harriman	HKD	1,570	USD	201	06/20/18	1
Brown Brothers Harriman	JPY	15,060	USD	139	06/20/18	—
Brown Brothers Harriman	JPY	17,280	USD	164	06/20/18	5
Citibank	USD	1,017	AUD	1,304	06/20/18	(35)
Citibank	USD	1,404	CAD	1,810	06/20/18	7
Citibank	USD	3,949	EUR	3,174	06/20/18	(101)
Citibank	USD	5,959	EUR	4,790	06/20/18	(154)
Citibank	USD	611	GBP	439	06/20/18	(5)
Citibank	USD	467	HKD	3,653	06/20/18	(1)
Citibank	USD	104	JPY	10,973	06/20/18	(3)
Citibank	CHF	833	USD	887	06/20/18	42
Credit Suisse	USD	1	CHF	1	05/03/18	—
Credit Suisse	USD	909	EUR	751	05/02/18	(2)
Credit Suisse	AUD	124	USD	93	05/02/18	—
Credit Suisse	HKD	229	USD	29	05/02/18	—
Deutsche Bank	JPY	53,964	USD	494	05/02/18	1
Deutsche Bank	JPY	62,718	USD	575	05/07/18	1
Royal Bank of Canada	USD	1,019	AUD	1,304	06/20/18	(37)
Royal Bank of Canada	USD	279	CAD	360	06/20/18	2
Royal Bank of Canada	USD	1,408	CAD	1,810	06/20/18	4
Royal Bank of Canada	USD	1,126	EUR	910	06/20/18	(24)
Royal Bank of Canada	USD	3,955	EUR	3,174	06/20/18	(108)
Royal Bank of Canada	USD	5,969	EUR	4,790	06/20/18	(162)
Royal Bank of Canada	USD	198	GBP	140	06/20/18	(5)
Royal Bank of Canada	USD	611	GBP	439	06/20/18	(6)
Royal Bank of Canada	USD	467	HKD	3,653	06/20/18	(1)
Royal Bank of Canada	USD	104	JPY	10,973	06/20/18	(3)
Royal Bank of Canada	AUD	250	USD	193	06/20/18	4
Royal Bank of Canada	CHF	833	USD	887	06/20/18	43
State Street	USD	517	AUD	670	06/20/18	(13)
State Street	USD	5	CAD	6	05/01/18	—
State Street	USD	719	EUR	594	05/03/18	(1)
State Street	USD	85	GBP	60	06/20/18	(2)
State Street	USD	395	HKD	3,090	06/20/18	—
State Street	AUD	314	USD	238	05/01/18	1
State Street	BRL	366	USD	105	05/02/18	1
State Street	CAD	320	USD	251	06/20/18	1
State Street	HKD	1,472	USD	188	05/03/18	—
State Street	JPY	69,354	USD	635	05/01/18	1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(706)

See accompanying notes which are an integral part of the financial statements.

660 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Australia	$—	$73,579	$—	$—	$73,579	8.5
Austria	—	2,115	—	—	2,115	0.2
Belgium	—	606	—	—	606	0.1
Bermuda	100	1,681	—	—	1,781	0.2
Brazil	14,794	—	—	—	14,794	1.7
Canada	92,610	—	—	—	92,610	10.7
Chile	1,876	—	—	—	1,876	0.2
China	—	21,593	—	—	21,593	2.5
France	—	68,554	—	—	68,554	7.9
Germany	—	9,237	—	—	9,237	1.1
Hong Kong	—	7,665	—	—	7,665	0.9
India	—	3,432	—	—	3,432	0.4
Indonesia	—	684	—	—	684	0.1
Italy	—	56,552	—	—	56,552	6.5
Japan	—	24,881	—	—	24,881	2.9
Malaysia	—	903	—	—	903	0.1
Mexico	14,266	—	—	—	14,266	1.7
Netherlands	70	6,073	—	—	6,143	0.7
New Zealand	—	9,845	—	—	9,845	1.1
Singapore	—	4,446	—	—	4,446	0.5
Spain	—	73,183	—	—	73,183	8.5
Switzerland	—	12,417	—	—	12,417	1.4
United Kingdom	919	50,995	—	—	51,914	6.0
United States	283,980	—	—	—	283,980	32.8
Virgin Islands, British	841	—	—	—	841	0.1
Investments in Other Funds	—	297	—	—	297	— *
Short-Term Investments	—	—	—	26,002	26,002	3.0
Other Securities	—	—	—	32,748	32,748	3.8
Total Investments	409,456	428,738	—	58,750	896,944	103.6
Other Assets and Liabilities, Net						(3.6)
						100.0

Other Financial Instruments
Assets
Futures Contracts	924	—	—	—	924	0.1
Foreign Currency Exchange Contracts	6	204	—	—	210	— *
A
Liabilities
Foreign Currency Exchange Contracts	(4)	(912)	—	—	(916)	(0.1)
Total Other Financial Instruments**	$926	$(708)	$—	$—	$218

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 661

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.

Amounts in thousands
Fair Value
Infrastructure Subindustry Exposure	$
Air Freight & Logistics	378
Airport Services	103,803
Alternative Carriers	1,383
Construction & Engineering	29,862
Diversified	2,038
Electric Utilities	159,671
Environmental & Facilities Services	12,518
Gas Utilities	26,335
Healthcare REITs	1,213
Highways & Railtracks	156,131
Integrated Telecommunication Services	10,796
Marine Ports & Services	13,565
Multi-Utilities	89,917
Oil & Gas Storage & Transportation	161,280
Railroads	29,979
Renewable Electricity	100
Specialized REITs	20,405
Water Utilities	18,332
Wireless Telecommunication Services	488
Short-Term Investments	26,002
Other Securities	32,748
Total Investments	896,944

See accompanying notes which are an integral part of the financial statements.

662 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$210
Receivable from Broker for Futures*	924	—
Total	$924	$210

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$916
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(898)	$—
Foreign currency exchange contracts	—	85
Total	$(898)	$85

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$104	$—
Foreign currency exchange contracts	—	529
Total	$104	$529

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 663

Russell Investment Company
Global Infrastructure Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
				Amounts	of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value		$31,280	$—	$31,280
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts		210	—	210
Futures Contracts	Receivable from Broker for Futures		530	—	530
Total Financial and Derivative Assets			32,020	—	32,020
Financial and Derivative Assets not subject to a netting agreement			(538)	—	(538)
Total Financial and Derivative Assets subject to a netting agreement			$31,482	$—	$31,482

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities
		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Bank of America		$4	$4	$—	$—
Bank of Montreal		58	58	—	—
Barclays		1,043	—	1,043	—
Brown Brothers Harriman		39	39	—	—
Citigroup		7,169	49	7,120	—
Deutsche Bank		292	—	292	—
Goldman Sachs		17,860	—	17,860	—
HSBC		245	—	245	—
Merrill Lynch		4,489	—	4,489	—
Morgan Stanley		230	—	230	—
Royal Bank of Canada		52	52	—	—
State Street		1	1	—	—
Total		$31,482	$203	$31,279	$—

See accompanying notes which are an integral part of the financial statements.

664 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures	$1,114	$—	$1,114
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	916	—	916
Total Financial and Derivative Liabilities		2,030	—	2,030
Financial and Derivative Liabilities not subject to a netting agreement		(1,117)	—	(1,117)
Total Financial and Derivative Liabilities subject to a netting agreement		$913	$—	$913

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$4	$4	$—	$—
Bank of Montreal	162	58	—	104
Brown Brothers Harriman	87	39	—	48
Citigroup	299	49	—	250
Royal Bank of Canada	346	52	—	294
State Street	15	1	—	14
Total	$913	$203	$—	$710

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 665

Russell Investment Company
Global Infrastructure Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$796,401
Investments, at fair value(*)(>)	896,944
Foreign currency holdings(^)	3,043
Unrealized appreciation on foreign currency exchange contracts	210
Receivables:
Dividends and interest	1,452
Dividends from affiliated funds	37
Investments sold	5,790
Fund shares sold	1,202
Foreign capital gains taxes recoverable	316
From broker(a)(b)	1,418
Prepaid expenses	6
Total assets	910,418

Liabilities
Payables:
Due to broker (c)	1,114
Investments purchased	8,351
Fund shares redeemed	472
Accrued fees to affiliates	724
Other accrued expenses	268
Unrealized depreciation on foreign currency exchange contracts	916
Payable upon return of securities loaned	32,748
Total liabilities	44,593

Net Assets	$865,825

See accompanying notes which are an integral part of the financial statements.

666 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$5,389
Accumulated net realized gain (loss)	(15,368)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	100,542
Investments in affiliated funds	1
Futures contracts	924
Foreign currency exchange contracts	(706)
Foreign currency-related transactions	(84)
Shares of beneficial interest	782
Additional paid-in capital	774,345
Net Assets	$865,825

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.05
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.72
Class A — Net assets	$9,206,731
Class A — Shares outstanding ($. 01 par value)	833,488
Net asset value per share: Class C(#)	$10.95
Class C — Net assets	$5,578,655
Class C — Shares outstanding ($. 01 par value)	509,514
Net asset value per share: Class E(#)	$11.06
Class E — Net assets	$598,573
Class E — Shares outstanding ($. 01 par value)	54,107
Net asset value per share: Class M(#)	$11.06
Class M — Net assets	$33,076,894
Class M — Shares outstanding ($. 01 par value)	2,991,558
Net asset value per share: Class S(#)	$11.07
Class S — Net assets	$718,573,173
Class S — Shares outstanding ($. 01 par value)	64,935,099
Net asset value per share: Class Y(#)	$11.07
Class Y — Net assets	$98,790,540
Class Y — Shares outstanding ($. 01 par value)	8,925,804
Amounts in thousands
(^) Foreign currency holdings - cost	$3,100
(*) Securities on loan included in investments	$31,280
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$58,750

(a) Receivable from Broker for Futures	$888
(b) Receivable Variation Margin for Futures	$530
(c) Payable Variation Margin for Futures	$1,114
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 667

Russell Investment Company
Global Infrastructure Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$15,586
Dividends from affiliated funds	189
Securities lending income (net)	165
Less foreign taxes withheld	(1,114)
Total investment income	14,826

Expenses
Advisory fees	5,535
Administrative fees	213
Custodian fees	196
Distribution fees - Class A	12
Distribution fees - Class C	23
Transfer agent fees - Class A	9
Transfer agent fees - Class C	6
Transfer agent fees - Class E	1
Transfer agent fees - Class M	30
Transfer agent fees - Class S	722
Transfer agent fees - Class Y	3
Professional fees	52
Registration fees	59
Shareholder servicing fees - Class C	8
Shareholder servicing fees - Class E	1
Trustees’ fees	16
Printing fees	108
Miscellaneous	11
Expenses before reductions	7,005
Expense reductions	(2,077)
Net expenses	4,928
Net investment income (loss)	9,898

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	20,614
Investments in affiliated funds	(3)
Futures contracts	(898)
Foreign currency exchange contracts	85
Foreign currency-related transactions	(13)
Net realized gain (loss)	19,785
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(49,468)
Investments in affiliated funds	1
Futures contracts	104
Foreign currency exchange contracts	529
Foreign currency-related transactions	(9)
Net change in unrealized appreciation (depreciation)	(48,843)
Net realized and unrealized gain (loss)	(29,058)
Net Increase (Decrease) in Net Assets from Operations	$(19,160)

See accompanying notes which are an integral part of the financial statements.

668 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,898	$25,668
Net realized gain (loss)	19,785	85,944
Net change in unrealized appreciation (depreciation)	(48,843)	44,395
Net increase (decrease) in net assets from operations	(19,160)	156,007

Distributions
From net investment income
Class A	(100)	(184)
Class C	(54)	(102)
Class E	(7)	(112)
Class M(1)	(365)	(222)
Class S	(8,684)	(18,680)
Class Y	(1,757)	(4,466)
From net realized gain
Class A	(705)	(285)
Class C	(483)	(241)
Class E	(46)	(655)
Class M(1)	(2,202)	—
Class S	(55,008)	(29,319)
Class Y	(10,647)	(8,151)
Net decrease in net assets from distributions	(80,058)	(62,417)

Share Transactions*
Net increase (decrease) in net assets from share transactions	34,435	(197,136)
Total Net Increase (Decrease) in Net Assets	(64,783)	(103,546)

Net Assets
Beginning of period	930,608	1,034,154
End of period	$865,825	$930,608
Undistributed (overdistributed) net investment income included in net assets	$5,389	$6,458

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 669

Russell Investment Company
Global Infrastructure Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	120	$1,376	221	$2,570
Proceeds from reinvestment of distributions	69	785	41	457
Payments for shares redeemed	(113)	(1,298)	(169)	(1,999)
Net increase (decrease)	76	863	93	1,028
Class C
Proceeds from shares sold	52	592	158	1,779
Proceeds from reinvestment of distributions	48	537	31	342
Payments for shares redeemed	(113)	(1,262)	(225)	(2,617)
Net increase (decrease)	(13)	(133)	(36)	(496)
Class E
Proceeds from shares sold	4	48	60	669
Proceeds from reinvestment of distributions	5	51	68	722
Payments for shares redeemed	(4)	(48)	(1,620)	(17,829)
Net increase (decrease)	5	51	(1,492)	(16,438)
Class M(1)
Proceeds from shares sold	837	9,722	2,173	26,957
Proceeds from reinvestment of distributions	225	2,567	18	222
Payments for shares redeemed	(198)	(2,277)	(64)	(790)
Net increase (decrease)	864	10,012	2,127	26,389
Class S
Proceeds from shares sold	7,731	88,312	17,127	198,414
Proceeds from reinvestment of distributions	5,562	63,370	4,309	47,719
Payments for shares redeemed	(8,374)	(96,872)	(29,945)	(362,306)
Net increase (decrease)	4,919	54,810	(8,509)	(116,173)
Class Y
Proceeds from shares sold	151	1,685	597	6,946
Proceeds from reinvestment of distributions	1,089	12,404	1,146	12,618
Payments for shares redeemed	(3,911)	(45,257)	(9,316)	(111,010)
Net increase (decrease)	(2,671)	(31,168)	(7,573)	(91,446)
Total increase (decrease)	3,180	$34,435	(15,390)	$(197,136)
(1) For the period March 16, 2017 (inception date) to October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

670 Global Infrastructure Fund

(This page intentionally left blank)

Russell Investment Company
Global Infrastructure Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2018*	12.38	. 11	(. 38)	(. 27)	(. 13)	(. 93)
October 31, 2017	11.42	. 26	1.37	1.63	(. 24)	(. 43)
October 31, 2016	11.43	. 24	. 33	. 57	(. 24)	(. 34)
October 31, 2015	12.93	. 20	(. 62)	(. 42)	(. 21)	(. 87)
October 31, 2014	12.32	. 23	1.27	1.50	(. 25)	(. 64)
October 31, 2013	11.18	. 23	1.41	1.64	(. 24)	(. 26)

Class C
April 30, 2018*	12.29	. 07	(. 37)	(. 30)	(. 11)	(. 93)
October 31, 2017	11.36	. 17	1.37	1.54	(. 18)	(. 43)
October 31, 2016	11.38	. 15	. 33	. 48	(. 16)	(. 34)
October 31, 2015	12.89	. 11	(. 62)	(. 51)	(. 13)	(. 87)
October 31, 2014	12.30	. 13	1.26	1.39	(. 16)	(. 64)
October 31, 2013	11.16	. 15	1.41	1.56	(. 16)	(. 26)

Class E
April 30, 2018*	12.39	. 11	(. 38)	(. 27)	(. 13)	(. 93)
October 31, 2017	11.42	. 17	1.47	1.64	(. 24)	(. 43)
October 31, 2016	11.43	. 24	. 33	. 57	(. 24)	(. 34)
October 31, 2015	12.93	. 20	(. 62)	(. 42)	(. 21)	(. 87)
October 31, 2014	12.32	. 23	1.27	1.50	(. 25)	(. 64)
October 31, 2013	11.18	. 23	1.41	1.64	(. 24)	(. 26)

Class M
April 30, 2018*	12.39	. 13	(. 38)	(. 25)	(. 15)	(. 93)
October 31, 2017(9)	11.40	. 17	1.04	1.21	(. 22)	—

Class S
April 30, 2018*	12.40	. 13	(. 38)	(. 25)	(. 15)	(. 93)
October 31, 2017	11.43	. 29	1.38	1.67	(. 27)	(. 43)
October 31, 2016	11.44	. 27	. 33	. 60	(. 27)	(. 34)
October 31, 2015	12.94	. 23	(. 62)	(. 39)	(. 24)	(. 87)
October 31, 2014	12.33	. 26	1.27	1.53	(. 28)	(. 64)
October 31, 2013	11.19	. 26	1.41	1.67	(. 27)	(. 26)

Class Y
April 30, 2018*	12.40	. 13	(. 37)	(. 24)	(. 16)	(. 93)
October 31, 2017	11.43	. 30	1.39	1.69	(. 29)	(. 43)
October 31, 2016	11.45	. 29	. 32	. 61	(. 29)	(. 34)
October 31, 2015	12.95	. 25	(. 62)	(. 37)	(. 26)	(. 87)
October 31, 2014	12.34	. 28	1.28	1.56	(. 31)	(. 64)
October 31, 2013	11.19	. 27	1.43	1.70	(. 29)	(. 26)

See accompanying notes which are an integral part of the financial statements.

672 Global Infrastructure Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)(k)
(1.06)	11.05	(2.39)	9,207	1.85	1.38	1.96	46
(. 67)	12.38	15.10	9,380	1.83	1.44	2.19	84
(. 58)	11.42	5.43	7,595	1.83	1.47	2.14	102
(1.08)	11.43	(3.49)	8,522	1.82	1.47	1.70	86
(. 89)	12.93	12.95	9,903	1.81	1.47	1.83	119
(. 50)	12.32	15.24	7,556	1.82	1.49	2.02	127

(1.04)	10.95	(2.73)	5,579	2.60	2.13	1.17	46
(. 61)	12.29	14.23	6,426	2.58	2.19	1.43	84
(. 50)	11.36	4.65	6,343	2.59	2.22	1.38	102
(1.00)	11.38	(4.23)	7,718	2.57	2.22	. 96	86
(. 80)	12.89	12.00	9,145	2.56	2.22	1.07	119
(. 42)	12.30	14.41	5,900	2.58	2.24	1.26	127

(1.06)	11.06	(2.40)	599	1.85	1.38	1.94	46
(. 67)	12.39	15.11	615	1.83	1.45	1.53	84
(. 58)	11.42	5.42	17,601	1.84	1.47	2.16	102
(1.08)	11.43	(3.50)	24,683	1.82	1.47	1.67	86
(. 89)	12.93	12.92	28,885	1.81	1.47	1.87	119
(. 50)	12.32	15.23	21,848	1.83	1.49	1.99	127

(1.08)	11.06	(2.22)	33,077	1.60	1.03	2.32	46
(. 22)	12.39	10.66	26,352	1.55	1.09	2.16	84

(1.08)	11.07	(2.27)	718,573	1.60	1.13	2.20	46
(. 70)	12.40	15.44	744,039	1.58	1.19	2.45	84
(. 61)	11.43	5.69	783,412	1.59	1.22	2.41	102
(1.11)	11.44	(3.25)	1,019,451	1.57	1.22	1.95	86
(. 92)	12.94	13.21	1,243,852	1.56	1.22	2.06	119
(. 53)	12.33	15.59	755,311	1.57	1.24	2.24	127

(1.09)	11.07	(2.18)	98,790	1.40	. 95	2.35	46
(. 72)	12.40	15.65	143,796	1.38	1.01	2.57	84
(. 63)	11.43	5.78	219,203	1.39	1.04	2.57	102
(1.13)	11.45	(3.07)	348,835	1.37	1.04	2.13	86
(. 95)	12.95	13.39	480,724	1.36	1.04	2.28	119
(. 55)	12.34	15.79	427,919	1.37	1.06	2.33	127

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 673

Russell Investment Company
Global Infrastructure Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:

Advisory fees	$566,225
Administration fees	34,061
Distribution fees	5,378
Shareholder servicing fees	1,288
Transfer agent fees	110,587
Trustee fees	6,419
$723,958

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$42,862	$223,602	$233,716	$—		$—	$32,748	$160	$—
U. S. Cash Management Fund	33,875	229,692	237,563	(3)		1	26,002	189	—
	$76,737	$453,294	$471,279	$(3	) $	1	$58,750	$349	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$832,506,717
Unrealized Appreciation	$84,317,330
Unrealized Depreciation	(19,660,740)
Net Unrealized Appreciation (Depreciation)	$64,656,590

See accompanying notes which are an integral part of the financial statements.

674 Global Infrastructure Fund

Russell Investment Company
Global Real Estate Securities Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$1,029.00	$1,017.90
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.99	$6.95
Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.39%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) .
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class C	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2018	$1,025.30	$1,014.18
the expenses you paid on your account during this period.	Expenses Paid During Period*	$10.75	$10.69

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 2.14%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period) .
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class E	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2017	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2018	$1,029.10	$1,017.90
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$6.99	$6.95
5% hypothetical examples that appear in the shareholder reports
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 1.39%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) .

Global Real Estate Securities Fund 675

Russell Investment Company
Global Real Estate Securities Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,030.70	$1,019.64
Expenses Paid During Period*	$5.24	$5.21

* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,031.30	$1,019.98
Expenses Paid During Period*	$4.89	$4.86

* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,030.40	$1,019.14
Expenses Paid During Period*	$5.74	$5.71

* Expenses are equal to the Fund's annualized expense ratio of 1.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) .

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,031.50	$1,020.13
Expenses Paid During Period*	$4.73	$4.71

* Expenses are equal to the Fund's annualized expense ratio of 0.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) .

676 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 95.1%			Alstria Office REIT-AG(ö)	282,792	4,245
Australia - 4.6%			Deutsche Wohnen SE	371,835	17,560
Arena REIT(ö)	60,241	101	TLG Immobilien AG	76,725	2,205
Charter Hall Group - ADR(ö)	753,483	3,335	Vonovia SE	195,513	9,805
Dexus Property Group(ö)	974,909	6,948			37,636
Goodman Group(ö)	1,330,573	9,067
GPT Group (The)(ö)	2,448,569	8,900	Hong Kong - 11.0%
Mirvac Group(ö)	1,907,889	3,209	Champion REIT(ö)	865,119	610
Scentre Group(ö)	2,883,902	8,728	CK Asset Holdings, Ltd.	1,978,569	17,057
Viva Energy(ö)	382,227	580	Hang Lung Properties, Ltd. - ADR	1,797,103	4,246
Westfield Corp. (ö)	942,441	6,511	Henderson Land Development Co. , Ltd.	782,430	4,959
		47,379	Hongkong Land Holdings, Ltd.	2,451,895	17,786
			Hysan Development Co. , Ltd.	754,628	4,395
Austria - 0.0%			Link Real Estate Investment Trust(ö)	1,730,252	15,286
CA Immobilien Anlagen AG	10,024	347	New World Development Co. , Ltd.	3,036,225	4,458
			Sino Land Co. , Ltd.	1,679,990	2,903
Belgium - 0.2%			Sun Hung Kai Properties, Ltd.	1,439,981	23,115
Aedifica(ö)	12,542	1,131	Swire Properties, Ltd.	2,875,978	10,207
VGP NV(Å)	8,443	653	Wharf Holdings, Ltd. (The)	119,050	397
		1,784	Wharf Real Estate Investment Co. , Ltd.	1,007,162	7,560
			Wheelock & Co. , Ltd.	16,000	119
Brazil - 0.3%					113,098
BR Malls Participacoes SA	572,720	1,785
Iguatemi Empresa de Shopping Centers			Ireland - 0.3%
SA	172,229	1,755	Green REIT PLC(ö)	605,518	1,109
		3,540	Hibernia REIT PLC(ö)	1,170,343	2,098
					3,207
Canada - 2.3%
Allied Properties Real Estate Investment			Japan - 9.7%
Trust(ö)	149,389	4,826	Activia Properties, Inc. (ö)	778	3,450
Boardwalk Real Estate Investment			Daiwa House REIT Investment Corp. (ö)	1,458	3,498
Trust(Ñ)(ö)	163,408	5,869	Frontier Real Estate Investment Corp. (ö)	493	2,039
Canadian Apartment Properties(ö)	190,870	5,506	Global One Real Estate Investment
Crombie Real Estate Investment Trust(ö)	211	2	Corp. (Å)(ö)	4,558	4,559
Dream Office Real Estate Investment			GLP J-REIT(ö)	2,232	2,394
Trust(ö)	226,805	4,201	Hulic Co. , Ltd.	172,335	1,854
First Capital Realty, Inc. Class A	77,155	1,206	Ichigo Hotel REIT Investment Corp.
H&R Real Estate Investment Trust(ö)	47	1	(Ñ)(ö)	733	899
RioCan Real Estate Investment Trust(ö)	110,988	2,018	Invincible Investment Corp. (ö)	5,936	2,654
		23,629	Japan Logistics Fund, Inc. (ö)	1,198	2,425
			Japan Real Estate Investment Corp. (ö)	516	2,680
China - 0.1%			Japan Retail Fund Investment Corp. (ö)	1,073	2,011
Longfor Properties Co. , Ltd.	166,000	496	Kenedix Office Investment Corp. Class
Shui On Land, Ltd.	2,912,500	786	A(ö)	45	276
		1,282	Mitsubishi Estate Co. , Ltd.	1,133,300	20,742
			Mitsui Fudosan Co. , Ltd.	970,293	24,878
Finland - 0.1%			Mori Hills REIT Investment Corp. Class
Citycon OYJ	254,030	582	A(ö)	1,281	1,654
			Mori Trust Sogo REIT, Inc. (ö)	383	571
France - 3.5%			Nippon Building Fund, Inc. (ö)	365	2,050
Fonciere Des Regions(ö)	34,325	3,835	Nippon Healthcare Investment Corp.
Gecina SA(ö)	58,731	10,150	(Å)(ö)	91	146
Klepierre SA - GDR(Ñ)(ö)	188,052	7,685	Nomura Real Estate Holdings, Inc.	145,700	3,619
Unibail-Rodamco SE(ö)	57,857	13,875	NTT Urban Development Corp.	281,000	3,316
		35,545	Orix JREIT, Inc. (ö)	1,271	1,946

Germany - 3.7%			Premier Investment Corp. (ö)	3,825	3,759
ADO Properties SA(Þ)	69,461	3,821	Sekisui House Reit, Inc. (ö)	264	171

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 677

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Tokyo Tatemono Co. , Ltd.	423,196	6,448	Workspace Group PLC(ö)	87,722	1,336
XYMAX REIT Investment Corp. (Å)(ö)	858	894			84,994
		98,933
			United States - 46.5%
Netherlands - 0.6%			Agree Realty Corp. (ö)	80,571	3,938
Eurocommercial Properties NV	63,494	2,654	Alexandria Real Estate Equities, Inc. (ö)	61,762	7,694
InterXion Holding NV(Æ)	51,810	3,368	American Homes 4 Rent Class A(ö)	69,263	1,399
		6,022	American Tower Corp. (ö)	42,645	5,816
			Americold Realty Trust(ö)	101,882	2,100
Norway - 0.3%			Apartment Investment & Management
Entra ASA(Þ)	257,473	3,538	Co. Class A(ö)	134,228	5,449
			AvalonBay Communities, Inc. (ö)	29,928	4,879
Singapore - 1.0%			Boston Properties, Inc. (ö)	133,507	16,208
CapitaLand, Ltd.	867,100	2,445	Brixmor Property Group, Inc. (ö)	300,103	4,469
CDL Hospitality Trusts	1,200,239	1,612	Camden Property Trust(ö)	118,932	10,157
City Developments, Ltd.	287,700	2,741	CBL & Associates Properties, Inc. (Ñ)(ö)	6,274	26
Suntec Real Estate Investment Trust(ö)	2,280,300	3,352	Columbia Property Trust, Inc. (ö)	113,224	2,418
		10,150	CoreSite Realty Corp. Class A(ö)	18,718	1,949
			Corporate Office Properties Trust(ö)	84,376	2,321
Spain - 1.6%			Cousins Properties, Inc. (ö)	381,558	3,392
Aedas Homes SAU(Æ)(Þ)	48,188	1,718	Crown Castle International Corp. (ö)	75,068	7,572
Hispania Activos Inmobiliarios Socimi			CubeSmart(ö)	190,382	5,605
SA(ö)	37,273	790	CyrusOne, Inc. (ö)	36,309	1,946
Inmobiliaria Colonial Socimi SA(ö)	332,994	3,870	DCT Industrial Trust, Inc. (ö)	64,424	4,224
Merlin Properties Socimi SA(ö)	632,145	9,753	DDR Corp. (ö)	82,175	596
		16,131	Digital Realty Trust, Inc. (ö)	70,608	7,462
			Douglas Emmett, Inc. (ö)	242,685	9,045
Sweden - 0.7%			Empire State Realty Trust, Inc. Class
Atrium Ljungberg AB Class B	27,769	440	A(ö)	237,560	4,139
Castellum AB	265,142	4,293	Equinix, Inc.(ö)	5,301	2,231
Hufvudstaden AB Class A	132,706	1,944	Equity LifeStyle Properties, Inc. Class
		6,677	A(ö)	120,433	10,739
			Equity Residential(ö)	274,494	16,939
Switzerland - 0.3%			Essex Property Trust, Inc. (ö)	68,862	16,506
PSP Swiss Property AG	34,444	3,217	Extended Stay America, Inc.	106,439	2,084
			Extra Space Storage, Inc. (ö)	177,122	15,869
United Kingdom - 8.3%			Federal Realty Investment Trust(ö)	21,058	2,439
Assura PLC(ö)	3,719,190	3,049	Forest City Realty Trust, Inc. Class A(ö)	67,358	1,351
BGP Holdings PLC(Å)(Æ)(Š)	4,619,419	—	GEO Group, Inc. (The)(ö)	39,030	878
Big Yellow Group PLC(ö)	208,061	2,637	GGP, Inc.(ö)	934,917	18,688
British Land Co. PLC (The)(ö)	1,205,383	11,110	HCP, Inc. (ö)	408,170	9,534
Capital & Counties Properties PLC	120	—	Healthcare Realty Trust, Inc. (ö)	187,027	5,204
Capital & Regional PLC(ö)	285,940	209	Hilton Worldwide Holdings, Inc.	51,650	4,072
Derwent London PLC(ö)	193,884	8,505	Host Hotels & Resorts, Inc. (ö)	625,824	12,241
Grainger PLC	328,740	1,413	Hudson Pacific Properties, Inc. (ö)	44,326	1,457
Great Portland Estates PLC(ö)	1,069,358	10,259	Invitation Homes, Inc. (ö)	487,883	11,289
Hammerson PLC(ö)	884,464	6,656	JBG Smith Properties(ö)	87,673	3,233
Land Securities Group PLC(ö)	1,213,233	16,436	Kilroy Realty Corp. (ö)	120,844	8,661
LondonMetric Property PLC(ö)	838,865	2,194	Kimco Realty Corp. (ö)	225,979	3,279
LXB Retail Properties PLC(Å)(Æ)	527,994	164	LaSalle Hotel Properties(ö)	183,788	5,434
PRS REIT PLC (The)(Å)(ö)	1,029,216	1,438	Life Storage, Inc.(ö)	54,167	4,791
Safestore Holdings PLC(ö)	297,915	2,240	Macerich Co. (The)(ö)	160,351	9,240
Segro PLC(ö)	1,082,139	9,609	Mack-Cali Realty Corp. (ö)	208,487	3,580
St. Modwen Properties PLC	352,347	1,989	Mid-America Apartment Communities,
Tritax Big Box REIT PLC(ö)	122,895	253	Inc. (ö)	7,050	645
UNITE Group PLC (The)(ö)	453,009	5,191	Omega Healthcare Investors, Inc. (Ñ)(ö)	22,535	585
Warehouse REIT PLC(ö)	222,432	306	Paramount Group, Inc. (ö)	193,764	2,781

See accompanying notes which are an integral part of the financial statements.

678 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Pebblebrook Hotel Trust(ö)	5,654		198
Pennsylvania Real Estate Investment
Trust(Ñ)(ö)	47,107		456
Prologis, Inc. (ö)	358,391		23,262
Public Storage(ö)	18,072		3,646
QTS Realty Trust, Inc. Class A(ö)	17,870		632
Realty Income Corp. (ö)	172,164		8,696
Regency Centers Corp. (ö)	186,460		10,973
Retail Properties of America, Inc. Class
A(ö)	194,100		2,240
Rexford Industrial Realty, Inc. (ö)	180,189		5,505
RLJ Lodging Trust(ö)	55,113		1,145
Ryman Hospitality Properties, Inc. (ö)	41,630		3,263
Sabra Health Care REIT, Inc. (ö)	77,070		1,411
Simon Property Group, Inc. (Ñ)(ö)	268,698		42,007
SL Green Realty Corp. (ö)	162,127		15,846
STORE Capital Corp. (ö)	148,595		3,750
Sun Communities, Inc. (ö)	79,144		7,428
Sunstone Hotel Investors, Inc. (ö)	335,386		5,232
Tanger Factory Outlet Centers, Inc. (Ñ)(ö)	26,115		574
Taubman Centers, Inc. (ö)	57,109		3,197
UDR, Inc. (ö)	209,537		7,575
Urban Edge Properties(ö)	76,585		1,575
Ventas, Inc. (ö)	61,922		3,184
VEREIT, Inc. (ö)	514,369		3,498
VICI Properties, Inc. (ö)	114,161		2,076
Vornado Realty Trust(ö)	257,843		17,540
Washington Prime Group, Inc. (ö)	1,668		11
Weingarten Realty Investors(ö)	188,665		5,183
Welltower, Inc. (ö)	129,373		6,914
Weyerhaeuser Co. (ö)	81,201		2,987
			476,558

Total Common Stocks
(cost $836,188)			974,249

Short-Term Investments - 4.4%
United States - 4.4%
U. S. Cash Management Fund(@)	44,918,411	(8)	44,918
Total Short-Term Investments
(cost $44,919)			44,918

Other Securities - 1.8%
U. S. Cash Collateral Fund(×)(@)	18,708,516	(8)	18,709
Total Other Securities
(cost $18,709)			18,709

Total Investments 101.3%
(identified cost $899,816)			1,037,876

Other Assets and Liabilities, Net
- (1.3%)			(13,687)
Net Assets - 100.0%			1,024,189

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 679

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)
				Principal	Cost per		Cost	Fair Value
% of Net Assets	Acquisition			Amount ($)		Unit	(000)	(000)
Securities	Date			or shares		$	$	$
0.8%
BGP Holdings PLC	08/06/09	EUR		4,619,419		—	—	—
Global One Real Estate Investment Corp.	09/29/16	JPY			4,558	884.21	4,056	4,559
LXB Retail Properties PLC	05/28/14	GBP		527,994		2.03	1,071	164
Nippon Healthcare Investment Corp.	12/05/17	JPY			91	1,451.10	132	146
PRS REIT PLC (The)	05/31/17	GBP		1,029,216		1.39	1,435	1,438
VGP NV	10/25/17	EUR			8,443	66.10	560	653
XYMAX REIT Investment Corp.	02/27/18	JPY			858	1,065.00	917	894
								7,854
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
								Value and
								Unrealized
							Appreciation
	Number of			Notional		Expiration	(Depreciation)
	Contracts			Amount		Date		$
Long Positions
Dow U. S. Real Estate Index Futures		779		USD	23,323	06/18		312
FTSE/EPRA Europe Index Futures		328		EUR	7,249	06/18		460
Hang Seng Index Futures			20	HKD	30,665	05/18		26
MSCI Singapore Index Futures			42	SGD	1,728	05/18		23
S&P/TSX 60 Index Futures			9	CAD	1,656	06/18		14
SPI 200 Index Futures			26	AUD	3,878	06/18		8
TOPIX Index Futures			31	JPY	551,644	06/18		233
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								1,076

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
	Amount			Amount				(Depreciation)
Counterparty	Sold			Bought		Settlement Date		$
Bank of America	USD	35		EUR	29	05/02/18		—
Bank of America	USD	36		EUR	30	05/02/18		—
Bank of America	USD	40		EUR	33	05/02/18		—
Bank of America	USD	99		EUR	82	05/02/18		—
Bank of America	USD	148		EUR	122	05/02/18		(1)
Bank of America	USD	225		EUR	186	05/02/18		(1)
Bank of America	USD	10		NOK	81	05/02/18		—
Bank of America	USD	17		NOK	133	05/02/18		—
Bank of America	AUD	95		USD	71	05/02/18		—
Bank of America	AUD	95		USD	72	05/02/18		—
Bank of America	CAD	180		USD	138	06/20/18		(2)
Bank of America	EUR	34		USD	42	05/02/18		—
Bank of America	EUR	55		USD	67	05/02/18		—
Bank of America	EUR	450		USD	550	06/20/18		5
Bank of America	EUR	500		USD	621	06/20/18		15
Bank of America	GBP	28		USD	39	05/01/18		—
Bank of America	GBP	134		USD	185	05/01/18		—
Bank of America	GBP	163		USD	225	05/01/18		—
Bank of America	GBP	18		USD	25	05/02/18		—

See accompanying notes which are an integral part of the financial statements.

680 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	GBP	63	USD	86	05/02/18	—
Bank of America	HKD	580	USD	74	05/03/18	—
Bank of America	HKD	589	USD	75	05/03/18	—
Bank of America	HKD	1,580	USD	202	06/20/18	—
Bank of America	HKD	3,340	USD	426	06/20/18	—
Bank of America	JPY	1,364	USD	12	05/01/18	—
Bank of America	JPY	13,440	USD	123	05/01/18	—
Bank of America	SGD	110	USD	83	06/20/18	—
Bank of Montreal	USD	1,050	AUD	1,347	06/20/18	(36)
Bank of Montreal	USD	534	CAD	688	06/20/18	3
Bank of Montreal	USD	3,434	EUR	2,760	06/20/18	(89)
Bank of Montreal	USD	1,485	HKD	11,607	06/20/18	(4)
Bank of Montreal	USD	2,022	JPY	213,290	06/20/18	(65)
Bank of Montreal	USD	494	SGD	649	06/20/18	(4)
Bank of Montreal	AUD	450	USD	351	06/20/18	12
Bank of Montreal	EUR	620	USD	768	06/20/18	17
Bank of Montreal	HKD	4,690	USD	600	06/20/18	2
Bank of Montreal	JPY	51,520	USD	488	06/20/18	15
Bank of Montreal	SGD	170	USD	130	06/20/18	1
Brown Brothers Harriman	USD	24	EUR	20	05/03/18	—
Brown Brothers Harriman	USD	38	EUR	32	05/03/18	—
Brown Brothers Harriman	USD	46	EUR	38	05/03/18	—
Brown Brothers Harriman	USD	92	EUR	76	05/03/18	—
Brown Brothers Harriman	USD	239	EUR	198	05/03/18	—
Brown Brothers Harriman	USD	680	EUR	550	06/20/18	(14)
Brown Brothers Harriman	USD	54	HKD	420	05/02/18	—
Brown Brothers Harriman	USD	74	HKD	584	05/02/18	—
Brown Brothers Harriman	USD	114	HKD	893	05/02/18	—
Brown Brothers Harriman	USD	383	HKD	3,000	06/20/18	(1)
Brown Brothers Harriman	USD	11	JPY	1,168	05/07/18	—
Brown Brothers Harriman	USD	15	JPY	1,665	05/07/18	—
Brown Brothers Harriman	USD	17	NOK	138	05/03/18	—
Brown Brothers Harriman	USD	26	NOK	209	05/03/18	—
Brown Brothers Harriman	USD	91	NOK	725	05/03/18	—
Brown Brothers Harriman	AUD	280	USD	215	06/20/18	4
Brown Brothers Harriman	CAD	200	USD	155	06/20/18	(1)
Brown Brothers Harriman	CAD	400	USD	312	06/20/18	—
Brown Brothers Harriman	EUR	50	USD	61	05/03/18	—
Brown Brothers Harriman	GBP	22	USD	31	05/01/18	—
Brown Brothers Harriman	GBP	102	USD	141	05/01/18	—
Brown Brothers Harriman	GBP	8	USD	11	05/02/18	—
Brown Brothers Harriman	GBP	16	USD	22	05/02/18	—
Brown Brothers Harriman	GBP	42	USD	58	05/02/18	—
Brown Brothers Harriman	GBP	47	USD	64	05/02/18	—
Brown Brothers Harriman	GBP	57	USD	78	05/02/18	—
Brown Brothers Harriman	GBP	103	USD	141	05/02/18	—
Brown Brothers Harriman	JPY	11,089	USD	102	05/02/18	—
Brown Brothers Harriman	JPY	1,639	USD	15	05/07/18	—
Brown Brothers Harriman	JPY	6,150	USD	56	05/07/18	—
Brown Brothers Harriman	JPY	36,730	USD	337	05/07/18	1
Brown Brothers Harriman	JPY	30,130	USD	281	06/20/18	5
Brown Brothers Harriman	JPY	33,710	USD	315	06/20/18	7

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 681

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Brown Brothers Harriman		SGD	160	USD	122	06/20/18	1
Citibank		USD	1,050	AUD	1,347	06/20/18	(36)
Citibank		USD	534	CAD	688	06/20/18	3
Citibank		USD	3,433	EUR	2,760	06/20/18	(87)
Citibank		USD	1,485	HKD	11,607	06/20/18	(4)
Citibank		USD	2,023	JPY	213,290	06/20/18	(65)
Citibank		USD	494	SGD	649	06/20/18	(4)
Merrill Lynch		EUR	44	USD	53	05/02/18	—
Merrill Lynch		SGD	149	USD	112	05/02/18	—
Royal Bank of Canada		USD	1,052	AUD	1,347	06/20/18	(38)
Royal Bank of Canada		USD	279	CAD	360	06/20/18	2
Royal Bank of Canada		USD	535	CAD	688	06/20/18	1
Royal Bank of Canada		USD	3,439	EUR	2,760	06/20/18	(94)
Royal Bank of Canada		USD	1,484	HKD	11,607	06/20/18	(4)
Royal Bank of Canada		USD	2,020	JPY	213,290	06/20/18	(64)
Royal Bank of Canada		USD	494	SGD	649	06/20/18	(4)
Royal Bank of Canada		EUR	640	USD	796	06/20/18	21
Royal Bank of Canada		HKD	3,850	USD	492	06/20/18	1
State Street		USD	324	AUD	420	06/20/18	(8)
State Street		USD	568	EUR	460	06/20/18	(10)
State Street		USD	62	HKD	486	05/03/18	—
State Street		USD	784	HKD	6,140	06/20/18	(1)
State Street		USD	403	JPY	42,760	06/20/18	(10)
State Street		USD	145	SGD	190	06/20/18	(2)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							(533)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)		Total	% of Net Assets
Common Stocks
Australia	$—	$47,379		$—	$—	$47,379	4.6
Austria	—	347		—	—	347	— *
Belgium	—	1,784		—	—	1,784	0.2
Brazil	3,540	—		—	—	3,540	0.3
Canada	23,629	—		—	—	23,629	2.3
China	—	1,282		—	—	1,282	0.1
Finland	—	582		—	—	582	0.1
France	—	35,545		—	—	35,545	3.5
Germany	—	37,636		—	—	37,636	3.7
Hong Kong	—	113,098		—	—	113,098	11.0
Ireland	—	3,207		—	—	3,207	0.3
Japan	—	98,933		—	—	98,933	9.7
Netherlands	3,368	2,654		—	—	6,022	0.6

See accompanying notes which are an integral part of the financial statements.

682 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Norway	—	3,538	—	—	3,538	0.3
Singapore	—	10,150	—	—	10,150	1.0
Spain	—	16,131	—	—	16,131	1.6
Sweden	—	6,677	—	—	6,677	0.7
Switzerland	—	3,217	—	—	3,217	0.3
United Kingdom	—	84,994	—	—	84,994	8.3
United States	476,558	—	—	—	476,558	46.5
Short-Term Investments	—	—	—	44,918	44,918	4.4
Other Securities	—	—	—	18,709	18,709	1.8
Total Investments	507,095	467,154	—	63,627	1,037,876	101.3
Other Assets and Liabilities, Net						(1.3)
						100.0

Other Financial Instruments
Assets
Futures Contracts	1,076	—	—	—	1,076	0.1
Foreign Currency Exchange Contracts	3	113	—	—	116	— *
A
Liabilities
Foreign Currency Exchange Contracts	(4)	(645)	—	—	(649)	(0.1)
Total Other Financial Instruments**	$1,075	$(532)	$—	$—	$543

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Property Sector Exposure	$
Diversified	323,243
Healthcare	30,029
Industrial	57,701
Lodging/Resorts	37,936
Office	160,617
Residential	144,126
Retail	185,809
Self Storage	34,788
Short-Term Investments	44,918

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 683

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Other Securities	18,709
Total Investments	1,037,876

See accompanying notes which are an integral part of the financial statements.

684 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$116
Receivable from Broker for Futures*	1,076	—
Total	$1,076	$116

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$649
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(2,240)	$—
Foreign currency exchange contracts	—	(21)
Total	$(2,240)	$(21)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$1,155	$—
Foreign currency exchange contracts	—	(84)
Total	$1,155	$(84)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 685

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
				Amounts	of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value		$18,128	$—	$18,128
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts		116	—	116
Futures Contracts	Receivable from Broker for Futures		920	—	920
Total Financial and Derivative Assets			19,164	—	19,164
Financial and Derivative Assets not subject to a netting agreement			(921)	—	(921)
Total Financial and Derivative Assets subject to a netting agreement			$18,243	$—	$18,243

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities
		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Bank of America		$20	$3	$—	$17
Bank of Montreal		50	50	—	—
Barclays		677	—	677	—
Brown Brothers Harriman		17	16	—	1
Citigroup		1,210	3	1,207	—
Credit Suisse		10,115	—	10,115	—
Goldman Sachs		2,191	—	2,191	—
Merrill Lynch		2,161	—	2,161	—
Morgan Stanley		1,778	—	1,778	—
Royal Bank of Canada		24	24	—	—
Total		$18,243	$96	$18,129	$18

See accompanying notes which are an integral part of the financial statements.

686 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures	$300	$—	$300
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	649	—	649
Total Financial and Derivative Liabilities		949	—	949
Financial and Derivative Liabilities not subject to a netting agreement		(304)	—	(304)
Total Financial and Derivative Liabilities subject to a netting agreement		$645	$—	$645

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$3	$3	$—	$—
Bank of Montreal	197	50	—	147
Brown Brothers Harriman	16	16	—	—
Citigroup	196	3	—	193
Royal Bank of Canada	202	24	—	178
State Street	31	—	—	31
Total	$645	$96	$—	$549

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 687

Russell Investment Company
Global Real Estate Securities Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$899,816
Investments, at fair value(*)(>)	1,037,876
Foreign currency holdings(^)	859
Unrealized appreciation on foreign currency exchange contracts	116
Receivables:
Dividends and interest	2,486
Dividends from affiliated funds	64
Investments sold	4,625
Fund shares sold	1,374
Foreign capital gains taxes recoverable	238
From broker(a)(b)	2,690
Prepaid expenses	8
Total assets	1,050,336

Liabilities
Payables:
Due to broker(c)	300
Investments purchased	4,173
Fund shares redeemed	1,108
Accrued fees to affiliates	884
Other accrued expenses	324
Unrealized depreciation on foreign currency exchange contracts	649
Payable upon return of securities loaned	18,709
Total liabilities	26,147

Net Assets	$1,024,189

See accompanying notes which are an integral part of the financial statements.

688 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(21,078)
Accumulated net realized gain (loss)	(18,877)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	138,060
Futures contracts	1,076
Foreign currency exchange contracts	(533)
Foreign currency-related transactions	(24)
Shares of beneficial interest	312
Additional paid-in capital	925,253
Net Assets	$1,024,189

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$32.02
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$33.97
Class A — Net assets	$21,320,825
Class A — Shares outstanding ($. 01 par value)	665,880
Net asset value per share: Class C(#)	$30.80
Class C — Net assets	$22,675,485
Class C — Shares outstanding ($. 01 par value)	736,252
Net asset value per share: Class E(#)	$32.11
Class E — Net assets	$3,358,357
Class E — Shares outstanding ($. 01 par value)	104,593
Net asset value per share: Class M(#)	$32.86
Class M — Net assets	$23,725,463
Class M — Shares outstanding ($. 01 par value)	722,081
Net asset value per share: Class R6(#)	$32.89
Class R6 — Net assets	$5,307,816
Class R6 — Shares outstanding ($. 01 par value)	161,400
Net asset value per share: Class S(#)	$32.89
Class S — Net assets	$862,427,524
Class S — Shares outstanding ($. 01 par value)	26,222,287
Net asset value per share: Class Y(#)	$32.88
Class Y — Net assets	$85,373,288
Class Y — Shares outstanding ($. 01 par value)	2,596,584
Amounts in thousands
(^) Foreign currency holdings - cost	$870
(*) Securities on loan included in investments	$18,128
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$63,627

(a) Receivable from Broker for Futures	$1,770
(b) Receivable Variation Margin for Futures	$920
(c) Payables Variation Margin for Futures	$300
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 689

Russell Investment Company
Global Real Estate Securities Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$18,331
Dividends from affiliated funds	264
Interest	2
Securities lending income (net)	62
Less foreign taxes withheld	(666)
Total investment income	17,993

Expenses
Advisory fees	4,012
Administrative fees	241
Custodian fees	196
Distribution fees - Class A	28
Distribution fees - Class C	90
Transfer agent fees - Class A	22
Transfer agent fees - Class C	24
Transfer agent fees - Class E	4
Transfer agent fees - Class M	20
Transfer agent fees - Class R6	1
Transfer agent fees - Class S	843
Transfer agent fees - Class Y	2
Professional fees	52
Registration fees	65
Shareholder servicing fees - Class C	30
Shareholder servicing fees - Class E	4
Trustees’ fees	18
Printing fees	126
Miscellaneous	13
Expenses before reductions	5,791
Expense reductions	(11)
Net expenses	5,780
Net investment income (loss)	12,213

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	15,158
Futures contracts	(2,240)
Foreign currency exchange contracts	(21)
Foreign currency-related transactions	67
Net realized gain (loss)	12,964
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	4,021
Futures contracts	1,155
Foreign currency exchange contracts	(84)
Foreign currency-related transactions	(18)
Net change in unrealized appreciation (depreciation)	5,074
Net realized and unrealized gain (loss)	18,038
Net Increase (Decrease) in Net Assets from Operations	$30,251

See accompanying notes which are an integral part of the financial statements.

690 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,213	$15,301
Net realized gain (loss)	12,964	75,121
Net change in unrealized appreciation (depreciation)	5,074	(16,903)
Net increase (decrease) in net assets from operations	30,251	73,519

Distributions
From net investment income
Class A	(540)	(799)
Class C	(506)	(775)
Class E	(84)	(440)
Class M(1)	(534)	(66)
Class R6	(130)	(69)
Class S	(20,911)	(33,521)
Class Y	(2,127)	(4,162)
From net realized gain
Class A	(1,223)	(1,482)
Class C	(1,355)	(1,865)
Class E	(193)	(1,102)
Class M(1)	(1,004)	—
Class R6	(257)	(17)
Class S	(43,307)	(58,183)
Class Y	(4,011)	(7,439)
Net decrease in net assets from distributions	(76,182)	(109,920)

Share Transactions*
Net increase (decrease) in net assets from share transactions	71,726	(188,320)
Total Net Increase (Decrease) in Net Assets	25,795	(224,721)

Net Assets
Beginning of period	998,394	1,223,115
End of period	$1,024,189	$998,394
Undistributed (overdistributed) net investment income included in net assets	$(21,078)	$(8,459)

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 691

Russell Investment Company
Global Real Estate Securities Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	26	$836	59	$1,977
Proceeds from reinvestment of distributions	54	1,754	71	2,270
Payments for shares redeemed	(106)	(3,462)	(174)	(5,825)
Net increase (decrease)	(26)	(872)	(44)	(1,578)
Class C
Proceeds from shares sold	11	338	31	991
Proceeds from reinvestment of distributions	59	1,847	84	2,582
Payments for shares redeemed	(107)	(3,375)	(264)	(8,448)
Net increase (decrease)	(37)	(1,190)	(149)	(4,875)
Class E
Proceeds from shares sold	4	128	29	966
Proceeds from reinvestment of distributions	8	277	47	1,515
Payments for shares redeemed	(22)	(724)	(498)	(16,293)
Net increase (decrease)	(10)	(319)	(422)	(13,812)
Class M(1)
Proceeds from shares sold	250	8,460	486	16,869
Proceeds from reinvestment of distributions	46	1,538	2	66
Payments for shares redeemed	(48)	(1,610)	(14)	(466)
Net increase (decrease)	248	8,388	474	16,469
Class R6
Proceeds from shares sold	31	1,053	171	5,665
Proceeds from reinvestment of distributions	12	388	3	86
Payments for shares redeemed	(18)	(604)	(46)	(1,551)
Net increase (decrease)	25	837	128	4,200
Class S
Proceeds from shares sold	3,422	114,453	6,396	217,612
Proceeds from reinvestment of distributions	1,924	63,913	2,780	91,012
Payments for shares redeemed	(3,643)	(123,395)	(13,492)	(464,864)
Net increase (decrease)	1,703	54,971	(4,316)	(156,240)
Class Y
Proceeds from shares sold	422	14,253	1,562	53,876
Proceeds from reinvestment of distributions	185	6,138	355	11,601
Payments for shares redeemed	(312)	(10,480)	(2,880)	(97,961)
Net increase (decrease)	295	9,911	(963)	(32,484)
Total increase (decrease)	2,198	$71,726	(5,292)	$(188,320)

(1) For the period March 16, 2017 (inception date) to October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

692 Global Real Estate Securities Fund

(This page intentionally left blank)

Russell Investment Company
Global Real Estate Securities Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2018*	33.65	. 35	. 63	. 98	(. 80)	(1.81)
October 31, 2017	34.94	. 37	1.55	1.92	(1.12)	(2.09)
October 31, 2016	37.65	. 73	(. 62)	. 11	(. 80)	(2.02)
October 31, 2015	39.99	. 51	. 37	. 88	(. 98)	(2.24)
October 31, 2014	40.49	. 54	2.97	3.51	(1.07)	(2.94)
October 31, 2013	38.18	. 58	3.94	4.52	(2.08)	(. 13)

Class C
April 30, 2018*	32.46	. 22	. 61	. 83	(. 68)	(1.81)
October 31, 2017	33.82	. 11	1.49	1.60	(. 87)	(2.09)
October 31, 2016	36.60	. 44	(. 59)	(. 15)	(. 61)	(2.02)
October 31, 2015	38.96	. 22	. 36	. 58	(. 70)	(2.24)
October 31, 2014	39.55	. 24	2.90	3.14	(. 79)	(2.94)
October 31, 2013	37.34	. 28	3.85	4.13	(1.79)	(. 13)

Class E
April 30, 2018*	33.73	. 35	. 63	. 98	(. 79)	(1.81)
October 31, 2017	35.00	. 42	1.50	1.92	(1.10)	(2.09)
October 31, 2016	37.70	. 73	(. 61)	. 12	(. 80)	(2.02)
October 31, 2015	40.02	. 50	. 39	. 89	(. 97)	(2.24)
October 31, 2014	40.52	. 54	2.97	3.51	(1.07)	(2.94)
October 31, 2013	38.20	. 58	3.95	4.53	(2.08)	(. 13)

Class M
April 30, 2018*	34.46	. 43	. 64	1.07	(. 86)	(1.81)
October 31, 2017(9)	33.36	. 22	1.37	1.59	(. 49)	—

Class R6
April 30, 2018*	34.49	. 44	. 64	1.08	(. 87)	(1.81)
October 31, 2017	35.74	. 51	1.60	2.11	(1.27)	(2.09)
October 31, 2016(5)	33.90	. 55	2.21	2.76	(. 92)	—

Class S
April 30, 2018*	34.49	. 41	. 64	1.05	(. 84)	(1.81)
October 31, 2017	35.74	. 46	1.58	2.04	(1.20)	(2.09)
October 31, 2016	38.42	. 84	(. 63)	. 21	(. 87)	(2.02)
October 31, 2015	40.73	. 61	. 39	1.00	(1.07)	(2.24)
October 31, 2014	41.16	. 64	3.04	3.68	(1.17)	(2.94)
October 31, 2013	38.78	. 67	4.02	4.69	(2.18)	(. 13)

Class Y
April 30, 2018*	34.48	. 44	. 64	1.08	(. 87)	(1.81)
October 31, 2017	35.73	. 54	1.57	2.11	(1.27)	(2.09)
October 31, 2016	38.39	. 90	(. 61)	. 29	(. 93)	(2.02)
October 31, 2015	40.71	. 69	. 38	1.07	(1.15)	(2.24)
October 31, 2014	41.15	. 73	3.01	3.74	(1.24)	(2.94)
October 31, 2013	38.76	. 84	3.94	4.78	(2.25)	(. 13)

See accompanying notes which are an integral part of the financial statements.

694 Global Real Estate Securities Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)
(2.61)	32.02	2.90	21,321	1.39	1.39	2.17	36
(3.21)	33.65	6.10	23,285	1.39	1.39	1.10	92
(2.82)	34.94	. 42	25,718	1.38	1.38	2.03	79
(3.22)	37.65	2.22	29,511	1.37	1.37	1.33	61
(4.01)	39.99	9.98	30,324	1.36	1.36	1.41	69
(2.21)	40.49	12.17	29,098	1.35	1.35	1.47	78

(2.49)	30.80	2.53	22,676	2.14	2.14	1.41	36
(2.96)	32.46	5.28	25,114	2.14	2.14	. 35	92
(2.63)	33.82	(. 31)	31,202	2.13	2.13	1.28	79
(2.94)	36.60	1.46	37,474	2.12	2.12	. 58	61
(3.73)	38.96	9.14	41,936	2.11	2.11	. 66	69
(1.92)	39.55	11.34	44,084	2.10	2.10	. 73	78

(2.60)	32.11	2.91	3,358	1.39	1.39	2.16	36
(3.19)	33.73	6.07	3,852	1.39	1.39	1.27	92
(2.82)	35.00	. 44	18,764	1.38	1.38	2.03	79
(3.21)	37.70	2.25	26,394	1.37	1.37	1.30	61
(4.01)	40.02	9.95	35,655	1.36	1.36	1.42	69
(2.21)	40.52	12.18	38,596	1.35	1.35	1.46	78

(2.67)	32.86	3.07	23,725	1.14	1.04	2.60	36
(. 49)	34.46	4.81	16,339	1.14	1.04	1.01	92

(2.68)	32.89	3.13	5,308	. 99	. 97	2.64	36
(3.36)	34.49	6.52	4,707	. 99	. 97	1.50	92
(. 92)	35.74	8.07	298	. 98	. 96	2.20	79

(2.65)	32.89	3.04	862,428	1.14	1.14	2.45	36
(3.29)	34.49	6.33	845,726	1.14	1.14	1.34	92
(2.89)	35.74	. 68	1,030,471	1.13	1.13	2.28	79
(3.31)	38.42	2.51	1,325,152	1.12	1.12	1.57	61
(4.11)	40.73	10.23	1,556,497	1.11	1.11	1.65	69
(2.31)	41.16	12.46	1,373,266	1.10	1.10	1.68	78

(2.68)	32.88	3.15	85,373	. 94	. 94	2.63	36
(3.36)	34.48	6.55	79,371	. 94	. 94	1.57	92
(2.95)	35.73	. 88	116,662	. 93	. 93	2.47	79
(3.39)	38.39	2.69	151,323	. 92	. 92	1.78	61
(4.18)	40.71	10.45	169,233	. 91	. 91	1.88	69
(2.38)	41.15	12.69	235,303	. 90	. 90	2.03	78

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 695

Russell Investment Company
Global Real Estate Securities Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:

Advisory fees	$664,349
Administration fees	39,869
Distribution fees	18,299
Shareholder servicing fees	5,326
Transfer agent fees	149,617
Trustee fees	7,027
$884,487

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$6,883	$70,345	$58,519	$—	$—	$18,709	$77	$—
U. S. Cash Management Fund	18,908	188,044	162,034	—	—	44,918	264	—
	$25,791	$258,389	$220,553	$—	$—	$63,627	$341	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$955,328,268
Unrealized Appreciation	$95,938,845
Unrealized Depreciation	(12,847,573)
Net Unrealized Appreciation (Depreciation)	$83,091,272

See accompanying notes which are an integral part of the financial statements.

696 Global Real Estate Securities Fund

Russell Investment Company
Multi-Strategy Income Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$1,015.50	$1,019.74
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.10	$5.11

Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2018	$1,012.10	$1,016.02
	Expenses Paid During Period*	$8.83	$8.85
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.77%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2017	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2018	$1,015.50	$1,019.74
of other funds.	Expenses Paid During Period*	$5.10	$5.11

* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Multi-Strategy Income Fund 697

Russell Investment Company
Multi-Strategy Income Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,017.60	$1,021.47
Expenses Paid During Period*	$3.35	$3.36

* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,017.00	$1,020.98
Expenses Paid During Period*	$3.85	$3.86

* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,018.00	$1,021.97
Expenses Paid During Period*	$2.85	$2.86

* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

698 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 51.2%			2.881% due 04/24/23 (Ê)	440	428
Asset-Backed Securities - 0.4%			Series AA
DB Master Finance LLC			6.100% due 12/31/49 (Ê)(ƒ)	650	674
Series 2017-1A Class A2II			Series K
4.030% due 11/20/47 (Þ)	2,474	2,443	5.989% due 12/29/49 (Ê)(ƒ)	166	167
Dominos Pizza Master Issuer LLC			Series M
Series 2018-1A Class A2I			8.125% due 12/29/49 (Ê)(ƒ)	750	752
4.116% due 07/25/48 (Š)(Þ)	690	690	Series X
DPABS Trust			6.250% due 09/29/49 (Ê)(ƒ)	1,960	2,043
Series 2017-1A Class A2I			Series Z
2.995% due 07/25/47 (Ê)(Þ)	1,146	1,150	6.500% due 12/31/49 (Ê)(ƒ)	825	875
Jimmy John's Funding LLC			BCD Acquisition, Inc.
Series 2017-1A Class A2I			9.625% due 09/15/23 (Þ)	1,170	1,264
3.610% due 07/30/47 (Þ)	208	207	Beacon Escrow Corp.
Santander Drive Auto Receivables			4.875% due 11/01/25 (Þ)	165	156
Trust			Berry Global, Inc.

Series 2017-3Class C			4.500% due . 02/15/26 (Þ)	98	94
2.930% due 12/15/22	585	578	Big River Steel LLC and BRS Finance
			Corp.
Sound Point CLO XIX, Ltd			7.250% due 09/01/25 (Þ)	840	876
8.004% due 04/15/31(Ê)(Š)(Þ)	700	693	BlackRock Capital Investment Corp.
		5,761
Corporate Bonds and Notes - 15.4%			5.000% due 07/19/32	140	143
Acorda Therapeutics, Inc.			Boardwalk Pipelines LP
1.750% due 06/15/21	755	684	5.950% due 06/01/26	1,005	1,077
Alexandria Real Estate Equities, Inc.			Brixmor Operating Partnership, LP
3.450% due 04/30/25	920	877	3.875% due 08/15/22	471	469
3.950% due 01/15/28	760	732	3.650% due 06/15/24	391	377
AMAG Pharmaceuticals, Inc.			4.125% due 06/15/26	580	561
3.250% due 06/01/22	55	58	Broadcom Corp. / Broadcom Cayman
American Airlines Pass-Through Trust			Finance, Ltd.
Series A Class A			Series WI
3.650% due 06/15/28	869	849	3.125% due 01/15/25	760	704
American Airlines, Inc. Pass-Through			3.875% due 01/15/27	500	477
Certificates Trust			Bunge Limited Finance Corp.
Series 2017-1B Class B			3.750% due 09/25/27	610	577
4.950% due 02/15/25	518	531	Calpine Corp.
American Tire Distributors, Inc.			5.750% due 01/15/25 (Ñ)	3,160	2,891
10.250% due 03/01/22 (Þ)	5,320	2,806	Cardtronics, Inc.
Anheuser-Busch InBev Worldwide,			1.000% due 12/01/20	1,107	1,038
Inc.			CBS Radio, Inc.
Series 5FRN
3.052% due 01/12/24 (Ê)	975	990	7.250% due 11/01/24 (Þ)	325	330
Apollo Commercial Real Estate			CCO Holdings LLC / CCO Holdings
Finance, Inc.			Capital Corp.
4.750% due 08/23/22	820	821	Series dMTN
Arbor Realty Trust, Inc.			5.000% due 02/01/28 (Þ)	2,140	1,976
5.375% due 11/15/20			Century Aluminum Co.
ASP AMC Merger Sub, Inc.	675	684	7.500% due 06/01/21 (Þ)	2,500	2,541
8.000% due 05/15/25 (Þ)	568	510	CenturyLink, Inc.
Assurant, Inc.			Series G
7.000% due 03/27/48 (Ê)	680	708	6.875% due 01/15/28	1,860	1,697
AssuredPartners, Inc.			Charles Schwab Corp. (The)
7.000% due 08/15/25 (Þ)	4,180	4,127	7.000% due 12/31/99 (Ê)(ƒ)	600	660
Avantor, Inc.			Citigroup, Inc.
9.000% due 10/01/25 (Þ)	3,410	3,453	5.900% due 12/31/49 (Ê)(ƒ)	650	664
			Series R
Bank of America Corp.			6.125% due 12/31/49 (Ê)(ƒ)	659	689

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 699

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series T			Finisar Corp.
6.250% due 12/29/49 (Ê)(ƒ)	630	654	0.500% due 12/15/33	540	535
CoBank ACB			FireEye, Inc.
Series I			1.000% due 06/01/35	1,333	1,266
6.250% due 12/29/49 (Ê)(ƒ)	1,080	1,148	First Data Corp.
Comcast Corp.			7.000% due 12/01/23 (Þ)	100	105
3.375% due 08/15/25	35	34	Fluidigm Corp.
3.200% due 07/15/36	55	47	2.750% due 02/01/34	385	325
3.900% due 03/01/38	395	371	Foresight Energy LLC / Foresight
Communications Sales & Leasing, Inc.			Energy Finance Corp.
/ CSL Capital LLC			11.500% due 04/01/23 (Þ)	5,190	4,385
Series WI			Forestar Group, Inc.
8.250% due 10/15/23	2,000	1,915	3.750% due 03/01/20	759	753
CRC Escrow Issuer LLC / CRC Finco,			Freeport-McMoRan, Inc.
Inc.			4.550% due 11/14/24	97	94
5.250% due 10/15/25 (Þ)	211	202	Frontier Communications Corp.
CSC Holdings LLC			8.500% due 04/01/26 (Þ)	80	78
5.500% due 04/15/27 (Þ)	97	93	GAIN Capital Holdings, Inc.
5.375% due 02/01/28 (Þ)	69	65	5.000% due 08/15/22 (Þ)	90	109
CSTN Merger Sub, Inc.			General Electric Co.
Series 000E			Series D
6.750% due 08/15/24 (Þ)	1,900	1,881	5.000% due 12/29/49 (Ê)(ƒ)	2,536	2,511
CVS Health Corp.			Goldman Sachs BDC, Inc.
3.700% due 03/09/23	1,225	1,220	4.500% due 04/01/22 (Þ)	525	530
Dell International LLC / EMC Corp.			Goldman Sachs Group, Inc. (The)
7.125% due 06/15/24 (Þ)	51	54	3.472% due 04/26/22 (Ê)	1,145	1,161
Dell, Inc.			Granite Point Mortgage Trust, Inc.
5.875% due 06/15/21 (Þ)	72	74	5.625% due 12/01/22 (Þ)	620	610
Delta Air Lines Pass-Through Trust			Gray Television, Inc.
Series 15-1 Class B			5.125% due 10/15/24 (Þ)	285	272
4.250% due 07/30/23	75	76	Green Plains, Inc.
Depomed, Inc.			4.125% due 09/01/22	894	890
2.500% due 09/01/21	560	452	Griffon Corp.
Dresdner Funding Trust I			5.250% due 03/01/22	26	26
8.151% due 06/30/31 (Þ)	500	636	GTT Communications, Inc.
Eagle Holding Co. II LLC			Series 144a
7.625% due 05/15/22 (Þ)	120	122	7.875% due 12/31/24 (Þ)	4,680	4,773
Echo Global Logistics, Inc.			HCA, Inc.
2.500% due 05/01/20	475	483	5.375% due 02/01/25	220	219
Enbridge Energy Partners, LP			HCI Group, Inc.
7.375% due 10/15/45	910	1,169	4.250% due 03/01/37 (Þ)	1,250	1,203
Energy Ventures Gom LLC / EnVen
Finance Corp.			Helix Energy Solutions Group, Inc.
11.000% due 02/15/23 (Þ)	400	407	4.250% due 05/01/22	945	966
Enterprise Products Operating LLC			Hercules Capital, Inc.
Series A			4.375% due 02/01/22	705	716
6.066% due 08/01/66 (Ê)	619	621	Hess Corp.
Enviva Partners, LP / Enviva Partners			5.800% due 04/01/47	755	780
Finance Corp.			Hexion, Inc.
Series WI			6.625% due 04/15/20	3,960	3,717
8.500% due 11/01/21	1,190	1,252	Series WI
Expedia, Inc.			10.000% due 04/15/20	970	958
Series WI			High Ridge Brands Co.
3.800% due 02/15/28	780	711	8.875% due 03/15/25 (Þ)	2,820	1,974
EZCORP, Inc.			Hilton Domestic Operating Co. , Inc.
2.125% due 06/15/19	815	859	5.125% due 05/01/26 (Þ)	76	76

See accompanying notes which are an integral part of the financial statements.

700 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
HUB International, Ltd.			Series D
7.000% due 05/01/26 (Þ)	2,260	2,266	5.875% due 12/31/99 (Ê)(ƒ)	400	409
Huron Consulting Group, Inc.			Midas Intermediate Holdco II LLC
1.250% due 10/01/19	1,436	1,349	7.875% due 10/01/22 (Þ)	4,150	4,118
Icahn Enterprises, LP / Icahn			Morgan Stanley
Enterprises Finance Corp.			Series J
Series WI			5.550% due 12/31/49 (Ê)(ƒ)	500	513
6.250% due 02/01/22	130	133	Multi-Color Corp.
6.750% due 02/01/24	130	133	4.875% due 11/01/25 (Þ)	107	100
Intercept Pharmaceuticals, Inc.			Nabor Industries, Inc.
3.250% due 07/01/23	601	492	0.750% due 01/15/24 (Þ)	725	566
Iron Mountain US Holdings, Inc.			Netflix, Inc.
5.375% due 06/01/26 (Þ)	101	97	4.875% due 04/15/28 (Þ)	214	202
Iron Mountain, Inc.			5.875% due 11/15/28 (Þ)	150	150
4.375% due 06/01/21 (Þ)	101	101	New Mountain Finance Corp.
5.250% due 03/15/28 (Þ)	188	177	5.000% due 06/15/19	842	859
Jack Ohio Finance LLC / Jack Ohio
Finance 1Corp.			New York Mortgage Trust, Inc.
10.250% due 11/15/22 (Þ)	1,300	1,424	6.250% due 01/15/22	799	797
Joseph T Ryerson & Son, Inc.			Nexstar Broadcasting, Inc.
11.000% due 05/15/22 (Þ)	1,380	1,528	5.625% due 08/01/24 (Þ)	475	468
JPMorgan Chase & Co.			NFP Corp.
3.589% due 10/24/23 (Ê)	1,530	1,566	6.875% due 07/15/25 (Þ)	1,730	1,695
Series S			Novavax, Inc.
6.750% due 01/29/49 (Ê)(ƒ)	1,600	1,738	3.750% due 02/01/23 (Þ)	890	569
Series X			NRG Yield, Inc.
6.100% due 12/31/49 (Ê)(ƒ)	1,200	1,244	3.250% due 06/01/20 (Þ)	413	410
Series Z			NVA Holdings, Inc.
5.300% due 12/29/49 (Ê)(ƒ)	500	515	6.875% due 04/01/26 (Þ)	730	735
Kilroy Realty LP			Opal Acquisition, Inc.
3.450% due 12/15/24	950	908	Series 144a
Land O'Lakes, Inc.			7.500% due 07/01/24 (Å)	2,988	2,943
Series 144a			10.000% due 10/01/24 (Þ)	2,572	2,296
7.250% due 12/31/99 (ƒ)(Þ)	750	834	Optimas OE Solutions Holding LLC /
			Optimas OE Solutions, Inc.
Liberty Mutual Group, Inc.			8.625% due 06/01/21 (Þ)	3,340	3,440
5.030% due 03/15/37 (Ê)(Þ)	705	694	Pandora Media, Inc.
7.800% due 03/15/37 (Þ)	570	690	1.750% due 12/01/20	1,436	1,321
Lions Gate Capital Holdings LLC			Pattern Energy Group, Inc.
Series 144a			4.000% due 07/15/20 (Þ)	895	895
5.875% due 11/01/24 (Þ)	137	140	5.875% due 02/01/24 (Þ)	131	134
Lithia Motors, Inc.			PDL BioPharma, Inc.
5.250% due 08/01/25 (Þ)	134	133	2.750% due 12/01/21	380	383
Macquarie Infrastructure Corp.			PennyMac Corp.
2.875% due 07/15/19	675	670	5.375% due 05/01/20	1,394	1,392
Match Group, Inc.			Plastipak Holdings, Inc.
5.000% due 12/15/27 (Þ)	44	43	6.250% due 10/15/25 (Þ)	2,515	2,440
Medicines Co. (The)			PNC Financial Services Group, Inc.
2.750% due 07/15/23	200	185	(The)
MetLife Capital Trust IV			Series O
7.875% due 12/15/37 (Þ)	825	1,027	6.750% due 12/31/49 (Ê)(ƒ)	450	485
MetLife, Inc.			Polaris Intermediate Corp.
9.250% due 04/08/38 (Þ)	1,050	1,428	8.500% due 12/01/22 (Þ)	4,080	4,140
10.750% due 08/01/39	740	1,136	Post Holdings, Inc.
Series C			5.750% due 03/01/27 (Þ)	97	95
5.250% due 12/29/49 (Ê)(ƒ)	1,326	1,355	5.625% due 01/15/28 (Þ)	11	11

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 701

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
PRA Group, Inc.			6.000% due 11/15/22	97	99
3.000% due 08/01/20	1,436	1,378	SunPower Corp.
Prospect Capital Corp.			4.000% due 01/15/23 (Þ)	413	351
4.750% due 04/15/20	184	185	Surgery Center Holdings, Inc.
Prudential Financial, Inc.			8.875% due 04/15/21 (Þ)	610	627
5.875% due 09/15/42 (Ê)	1,080	1,149	6.750% due 07/01/25 (Þ)	4,340	4,101
5.625% due 06/15/43 (Ê)	2,166	2,261	Synchronoss Technologies, Inc.
5.200% due 03/15/44 (Ê)	1,675	1,683	0.750% due 08/15/19	725	685
5.375% due 05/15/45 (Ê)	500	505	TCP Capital Corp.
PTC Therapeutics, Inc.			5.250% due 12/15/19	415	428
3.000% due 08/15/22	655	607	Team Health Holdings, Inc.
QCP SNF West/Central/East REIT			6.375% due 02/01/25 (Þ)	1,180	1,027
LLC			Tempo Acquisition LLC / Tempo
8.125% due 11/01/23 (Þ)	2,260	2,462	Acquisition Finance Corp.
Rackspace Hosting, Inc.			6.750% due 06/01/25 (Þ)	2,800	2,772
8.625% due 11/15/24 (Þ)	249	252	Tenet Healthcare Corp.
Radiate HoldCo LLC / Radiate			Series WI
Finance, Inc.			6.750% due 06/15/23 (Ñ)	1,290	1,268
6.875% due 02/15/23 (Þ)	97	94	TerraForm Power Operating LLC
Radio One, Inc.			4.250% due 01/31/23 (Þ)	98	94
7.375% due 04/15/22 (Þ)	3,275	3,210	5.000% due 01/31/28 (Þ)	98	92
RegionalCare Hospital Partners
Holdings, Inc.			Teva Pharmaceutical Finance Co. LLC
8.250% due 05/01/23 (Þ)	5,150	5,407	Series C
RELX Capital, Inc.			0.250% due 02/01/26	760	667
3.500% due 03/16/23	565	559	The KeyW Holding Corp.
Resolute Energy Corp.			2.500% due 07/15/19	790	778
8.500% due 05/01/20	3,320	3,320	The Southern Co.
Resource Capital Corp.			Series B
4.500% due 11/02/27	615	601	5.500% due 03/15/57 (Ê)	1,200	1,239
Restoration Hardware Holdings, Inc.			Titan Machinery, Inc.
6.486% due 06/15/19 (Þ)	650	675	3.750% due 05/01/19	894	885
Rite Aid Corp.			TPG Specialty Lending, Inc.
6.125% due 04/01/23 (Þ)	223	227	4.500% due 12/15/19	766	782
RP Crown Parent LLC			TransDigm, Inc.
7.375% due 10/15/24 (Þ)	2,684	2,785	Series WI
RWT Holdings, Inc.			6.375% due 06/15/26	4,997	5,021
5.625% due 11/15/19	1,325	1,332	Trident Merger Sub, Inc.
Sabine Pass Liquefaction LLC			6.625% due 11/01/25 (Þ)	1,920	1,882
Series WI			Twitter, Inc.
5.875% due 06/30/26	920	998	0.250% due 09/15/19	1,420	1,359
5.000% due 03/15/27	775	797	Uniti Group LP
SBA Tower Trust			7.125% due 12/15/24 (Þ)	2,030	1,873
2.877% due 07/09/21 (Þ)	220	216	USIS Merger Sub, Inc.
3.168% due 04/11/22 (Þ)	740	729	6.875% due 05/01/25 (Þ)	3,220	3,244
3.448% due 03/15/23 (Þ)	1,340	1,329	Valeant Pharmaceuticals International
SEACOR Holdings, Inc.			9.250% due 04/01/26 (Þ)	80	82
3.000% due 11/15/28	1,322	1,282	Veeco Instruments, Inc.
SolarCity Corp.			2.700% due 01/15/23	390	346
1.625% due 11/01/19	278	258	VEREIT Operating Partnership, LP
Southern California Edison Co.			3.950% due 08/15/27	735	681
Series E			Vizient, Inc.
6.250% due 08/29/49 (Ê)(ƒ)	650	689	10.375% due 03/01/24 (Þ)	3,060	3,389
Spirit Realty Capital, Inc.			Voya Financial, Inc.
2.875% due 05/15/19	1,384	1,377	5.650% due 05/15/53 (Ê)	1,340	1,365
Sprint Communications, Inc.			Wells Fargo & Co.

See accompanying notes which are an integral part of the financial statements.

702 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series K			Aristocrat International Pty, Ltd. 1st
5.895% due 03/29/49 (Ê)(ƒ)	825	834	Lien Term Loan B
Series U			4.359% due 10/19/24 (~)(Ê)	374	376
5.875% due 12/31/49 (Ê)(ƒ)	325	336	Arterra Wines Canada, Inc. 1st Lien
			Term Loan B1
Wells Fargo Capital X			4.952% due 12/15/23 (Ê)	275	276
5.950% due 12/15/36	540	583	AT Securities BV
West Corp.			5.250% due 12/31/99 (Ê)(ƒ)	500	485
Series 0005			Ausgrid Finance Pty. , Ltd.
8.500% due 10/15/25 (Þ)	1,730	1,669	3.850% due 05/01/23 (Þ)	1,005	1,006
West Street Merger Sub, Inc.			Australia & New Zealand Banking
6.375% due 09/01/25 (Þ)	2,280	2,240	Group, Ltd. - ADR
Western Asset Mortgage Capital Corp.			6.750% due 12/31/49 (Ê)(ƒ)(Þ)	400	427
6.750% due 10/01/22	700	697	Baidu, Inc.
Whiting Petroleum Corp.			3.875% due 09/29/23	1,960	1,944
1.250% due 04/01/20	1,472	1,402	Banco Bilbao Vizcaya Argentaria SA
Wynn Las Vegas LLC / Wynn Las			6.125% due 12/31/99 (Ê)(ƒ)	200	193
Vegas Capital Corp.			Banco Santander SA
5.250% due 05/15/27 (Þ)	97	94	3.800% due 02/23/28	1,200	1,137
Xerium Technologies, Inc.			Bank of Ireland Group PLC
Series WI			4.125% due 09/19/27 (Ê)	505	488
9.500% due 08/15/21	1,780	1,856	Barclays Bank PLC
Yum! Brands, Inc.			5.140% due 10/14/20	300	309
4.750% due 06/01/27 (Þ)	111	107	Barclays PLC
		220,502	Series .
Financial Services - 0.1%			7.875% due 12/31/49 (Ê)(ƒ)	800	853
Encore Capital Group, Inc.			BBVA Bancomer SA
2.875% due 03/15/21	729	724	Series REGS
Two Harbors Investment Corp.			6.500% due 03/10/21	695	733
6.250% due 01/15/22	560	579	Becton Dickinson and Co.
		1,303	1.900% due 12/15/26	1,075	1,293
International Debt - 8.9%			BHP Billiton Finance USA, Ltd.
Adani Ports and Special Economic			6.750% due 10/19/75 (Ê)(Þ)	2,650	2,954
Zone, Ltd.			BNP Paribas SA
Series REGS			3.800% due 01/10/24 (Þ)	1,300	1,287
3.500% due 07/29/20	830	821	7.625% due 12/29/49 (Ê)(ƒ)(Þ)	800	862
3.950% due 01/19/22	500	493	7.195% due 12/31/49 (Ê)(ƒ)(Þ)	500	549
Aegon NV
			Series 144a
5.500% due 04/11/48 (Ê)	200	198	7.375% due 12/31/49 (Ê)(ƒ)(Þ)	400	436
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust			Boral Finance Pty, Ltd.
3.950% due 02/01/22	1,065	1,066	3.000% due 11/01/22 (Þ)	705	680
4.625% due 07/01/22	850	870	BPCE SA
AI Mistral Luxembourg Subco Sarl			3.124% due 05/22/22 (Ê)(Þ)	970	986
4.901% due 03/09/24 (Ê)	723	721	Braskem Netherlands Finance BV
AIA Group, Ltd.			3.500% due 01/10/23 (Þ)	515	486
3.900% due 04/06/28 (Þ)	1,365	1,356	BW Group, Ltd.
Albea Beauty Holdings SA Term Loan			Series BWLP
5.295% due 04/22/24 (Ê)	360	362	1.750% due 09/10/19	600	569
Alibaba Group Holding, Ltd.			Celulosa Arauco y Constitucion SA
Series WI			5.500% due 11/02/47 (Þ)	685	692
3.600% due 11/28/24	720	708	Cooperatieve Rabobank UA
Alpha 3 BV Term Loan B			11.000% due 06/29/49 (Ê)(ƒ)(Þ)	1,450	1,566
5.302% due 01/31/24 (Ê)	453	456	CRCC Yupeng, Ltd.
Aquarius + Investments PLC			3.950% due 02/28/49 (Ê)(ƒ)	1,195	1,190
6.375% due 09/01/24 (Ê)	1,200	1,228	Credit Agricole SA
			7.875% due 01/29/49 (Ê)(ƒ)(Þ)	660	716

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 703

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
8.125% due 12/31/49 (Ê)(ƒ)(Þ)	600	682	GFL Environmental, Inc.
Credit Suisse Group AG			5.625% due 05/01/22 (Þ)	112	112
7.125% due 12/29/49 (Ê)(ƒ)	800	839	5.375% due 03/01/23 (Þ)	300	297
7.500% due 12/31/49 (Ê)(ƒ)(Þ)	200	217	Ghana Government International Bond
CSCEC Finance (Cayman) II Co.			Series REGS
2.700% due 06/14/21	505	490	7.875% due 08/07/23	25	27
Dai-ichi Life Insurance Co. , Ltd. (The)			Golub Capital Partners CLO, Ltd.
7.250% due 12/29/49 (Ê)(ƒ)(Þ)	1,850	2,023	Series 2017-19RA Class D
4.000% due 12/31/49 (Ê)(ƒ)(Þ)	800	760	7.871% due 07/26/29 (Ê)(Þ)	682	684
5.100% due 12/31/49 (Ê)(ƒ)(Þ)	1,400	1,456	GVC Holdings PLC Term Loan B2
Danske Bank A/S			4.401% due 03/15/24 (Ê)	281	281
6.125% due 12/31/99 (Ê)(ƒ)	600	608	Hanwha Life Insurance Co. , Ltd.
DHT Holdings, Inc.			4.700% due 04/23/48 (Ê)(Þ)	600	595
4.500% due 10/01/19 (Þ)	550	537	Horizon Pharma Investment, Ltd.
Diamond (BC) BV 1st Lien Term Loan			2.500% due 03/15/22 (Þ)	650	585
4.994% due 09/06/24 (Ê)	408	407	HSBC Capital Funding, LP
DNB Bank ASA			10.176% due 12/29/49 (Ê)(ƒ)(Þ)	850	1,322
6.500% due 09/22/22 (Ê)(ƒ)	1,000	1,047	HSBC Holdings PLC
5.750% due 12/29/49 (Ê)(ƒ)	400	405	6.375% due 12/31/49 (Ê)(ƒ)	800	821
Dorel Industries, Inc.			6.875% due 12/31/49 (Ê)(ƒ)	800	848
5.500% due 11/30/19 (Þ)	569	573	6.250% due 12/31/99 (Ê)(ƒ)	600	610
DXC Technology Co.			6.500% due 12/31/99 (Ê)(ƒ)	200	203
2.750% due 01/15/25	360	495	Huaneng Hong Kong Capital, Ltd.
Eastern Creation II Investment			3.600% due 12/31/99 (Ê)(ƒ)	760	702
Holdings, Ltd.			ING Groep NV
2.750% due 09/26/20	710	695	6.875% due 12/29/49 (Ê)(ƒ)	400	422
Electricite de France SA			Intesa Sanpaolo SpA
5.250% due 12/29/49 (Ê)(ƒ)(Þ)	2,000	2,005	3.125% due 07/14/22 (Þ)	685	660
5.625% due 12/29/49 (Ê)(ƒ)(Þ)	200	200	4.375% due 01/12/48 (Þ)	735	674
Emera, Inc.			Kazakhstan Government International
Series 16-A			Bond
6.750% due 06/15/76 (Ê)	1,757	1,901	Series REGS
Emirates Airlines			3.875% due 10/14/24	140	140
Series REGS			La Mondiale SAM
4.500% due 02/06/25	267	263	5.875% due 01/26/47 (Ê)	400	406
Enbridge, Inc.			4.800% due 01/18/48 (Ê)	400	368
6.250% due 03/01/78 (Ê)	495	482	LCM Ltd Partnership
Series 16-A			Series 2018-18A Class ER
6.000% due 01/15/77 (Ê)	640	622	8.304% due 04/20/31 (Ê)(Š)(Þ)	500	500
Enel SpA			Link Finance Cayman 2009, Ltd. (The)
8.750% due 09/24/73 (Ê)(Þ)	1,500	1,774	3.600% due 09/03/24	570	559
Ensco Jersey Finance, Ltd.			2.875% due 07/21/26	400	373
3.000% due 01/31/24	685	581	Lions Gate Entertainment Corp. Term
Evergreen Skills Lux Sarl 1st Lien			Loan B
Term Loan			4.148% due 03/19/25 (~)(Ê)	750	752
7.109% due 04/28/21 (Ê)	4,798	4,539	Lloyds Banking Group PLC
Evergreen Skills Lux Sarl 2nd Lien			7.500% due 12/31/49 (Ê)(ƒ)	400	432
Term Loan			Macquarie Bank, Ltd.
10.127% due 04/28/22 (Ê)	2,030	1,725	6.125% due 12/31/99 (Ê)(ƒ)(Þ)	600	578
Fly Leasing, Ltd.			Marble Point CLO XII, Ltd.
Series 0005			Series 2018-1A Class E
5.250% due 10/15/24	293	283	1.000% due 07/16/31 (Ê)(Þ)	700	700
FMG Resources August 2006 Pty, Ltd.			Maxar Technologies 1st Lien Term
9.750% due 03/01/22 (Þ)	615	678	Loan B
Fukoku Mutual Life Insurance Co.			0.000% due 10/04/24 (~)(Ê)(v)	375	375
6.500% due 09/29/49 (Ê)(ƒ)	1,250	1,369	MEG Energy Corp.

See accompanying notes which are an integral part of the financial statements.

704 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.375% due 01/30/23 (Þ)	670	603	7.875% due 12/31/49 (Ê)(ƒ)(Þ)	400	434
7.000% due 03/31/24 (Þ)	3,040	2,720	6.750% due 12/31/99 (Ê)(ƒ)(Þ)	400	397
Meiji Yasuda Life Insurance Co.			SoftBank Group Corp.
5.100% due 04/26/48 (Ê)(Þ)	400	408	6.125% due 04/20/25	400	395
Mizuho Financial Group, Inc.			6.250% due 04/15/28	209	203
3.549% due 03/05/23	400	397	Solvay Acetow GMBH Term Loan
Morgan Stanley			7.953% due 05/31/23 (Ê)	362	364
Series GMTN			Sompo Japan Insurance, Inc.
2.625% due 03/09/27	1,800	2,459	5.325% due 03/28/73 (Ê)(Þ)	1,600	1,664
MPT Operating Partnership, LP / MPT			Standard Chartered PLC
Finance Corp.			7.750% due 12/29/49 (Ê)(ƒ)(Þ)	820	873
4.000% due 08/19/22	525	692	6.500% due 12/31/49 (Ê)(ƒ)(Þ)	400	408
MTN (Mauritius) Investment, Ltd.			Steele Creek CLO, Ltd.
Series REGS			1.000% due 04/15/31 (Ê)(Š)(Þ)	1,125	1,125
5.373% due 02/13/22	955	967	Sumitomo Life Insurance Co.
Nippon Life Insurance Co.			6.500% due 09/20/73 (Ê)(Þ)	800	880
5.000% due 10/18/42 (Ê)(Þ)	1,500	1,548	4.000% due 09/14/77 (Ê)(Þ)	800	752
4.700% due 01/20/46 (Ê)(Þ)	700	702	Sun Hung Kai Properties (Capital
Northwest Acquisitions ULC /			Market), Ltd.
Dominion Finco, Inc.			4.500% due 02/14/22	500	515
7.125% due 11/01/22 (Þ)	1,140	1,161	Sun Hung Kai Properties, Ltd.
Numericable Group SA Term Loan			3.625% due 01/16/23	200	199
B12
5.348% due 01/05/26 (Ê)	726	715	Swedbank AB
Open Text Corp.			6.000% due 12/29/49 (Ê)(ƒ)	600	613
5.875% due 06/01/26 (Þ)	299	310	Sydney Airport Finance Co. Pty, Ltd.
Parq Holdings, LP Term Loan			Series REGS
9.802% due 12/17/20 (Ê)	935	938	3.900% due 03/22/23	560	559
Phoenix Group Holdings			Syngenta Finance NV
5.375% due 07/06/27	600	592	4.441% due 04/24/23 (Þ)	725	722
Qatar Government International Bond			5.676% due 04/24/48 (Þ)	495	470
3.875% due 04/23/23 (Þ)	600	598	Teine Energy, Ltd.
QBE Insurance Group, Ltd.			6.875% due 09/30/22 (Þ)	760	777
6.750% due 12/02/44 (Ê)	700	747	Telecom Italia SpA
5.875% due 06/17/46 (Ê)	606	614	5.303% due 05/30/24 (Þ)	670	682
5.250% due 11/10/57 (Ê)(ƒ)	400	382	Tencent Holdings, Ltd.
Royal Bank of Scotland Group PLC			2.960% due 01/19/23 (Ê)(Þ)	1,200	1,205
8.625% due 12/29/49 (Ê)(ƒ)	1,200	1,314	3.925% due 01/19/38 (Þ)	505	475
Sandvine Corp. 1st Lien Term Loan B			TIAA CLO I, Ltd.
8.052% due 09/21/22 (Ê)	663	660	Series 2016-1A Class E1
Scorpio Tankers, Inc.			8.736% due 07/20/28 (Ê)(Þ)	279	280
2.375% due 07/01/19 (Þ)	305	293	Titan Acquisition, Ltd.
SFR Group SA			7.750% due 04/15/26 (Þ)	1,750	1,743
6.250% due 05/15/24 (Þ)	224	213	TransCanada Trust
Ship Finance International, Ltd.			5.625% due 05/20/75 (Ê)	1,075	1,099
5.750% due 12/19/17	960	968	Series 16-A
Sigma Holdco BV			5.875% due 08/15/76 (Ê)	1,928	1,986
7.875% due 05/15/26 (Þ)	2,130	2,135	Trinity Acquisition PLC
Silver Standard Resources, Inc.			4.400% due 03/15/26	1,100	1,100
2.875% due 02/01/33 (Þ)	1,365	1,349	UBS Group AG
SK Telecom Co. , Ltd.			6.875% due 12/29/49 (Ê)(ƒ)	200	211
3.750% due 04/16/23 (Þ)	395	392	7.125% due 12/29/49 (Ê)(ƒ)	1,655	1,741
Skandinaviska Enskilda Banken AB			UniCredit SpA
5.750% due 11/29/49 (Ê)(ƒ)	1,400	1,414	Series 144a
Societe Generale SA			4.625% due 04/12/27 (Þ)	1,310	1,309
7.375% due 12/29/49 (Ê)(ƒ)(Þ)	400	424

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 705

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Valeant Pharmaceuticals International,			3.901% due 04/28/23 (Ê)	1,082	1,083
Inc.			Ancestry. com Operations, Inc. 1st Lien
6.500% due 03/15/22 (Þ)	126	131	Term Loan B
7.000% due 03/15/24 (Þ)	94	99	5.150% due 10/19/23 (Ê)	543	546
5.500% due 11/01/25 (Þ)	98	98	AP Exhaust Acquisition LLC 1st Lien
9.000% due 12/15/25 (Þ)	141	143	Term Loan
Venture XXIX CLO, Ltd.			6.811% due 05/10/24 (Ê)	725	719
			AP Gaming I LLC 1st Lien Term
Series 2017-29A Class E			Loan B
8.089% due 09/15/30 (Ê)(Þ)	707	699	6.151% due 02/15/24 (Ê)	226	229
VIVAT NV			Aramark Services, Inc. 1st Lien Term
6.250% due 12/31/99 (Ê)(ƒ)	600	610	Loan B1
Voya CLO, Ltd.			3.901% due 03/07/25 (Ê)	998	1,004
Series 2018-1A Class ER2			Ascena Retail Group, Inc. Term Loan B
10.709% due 04/18/31 (Ê)(Þ)	675	649	6.438% due 08/21/22 (Ê)	365	317
Want Want China Finance, Ltd.			Ascend Learning LLC Term Loan B
2.875% due 04/27/22	590	571	4.901% due 07/12/24 (Ê)	705	707
Woodside Finance, Ltd.			AssuredPartners, Inc. 1st Lien Term
3.650% due 03/05/25 (Þ)	440	428	Loan B
3.700% due 09/15/26 (Þ)	600	579	5.151% due 10/22/24 (Ê)	363	365
3.700% due 03/15/28 (Þ)	552	527	Asurion LLC Term Loan B4
Yonkers Racing Corp. Term Loan B			4.651% due 08/04/22 (Ê)	1,529	1,538
5.160% due 05/24/24 (Ê)	355	358	Asurion LLC Term Loan B6
Zais CLO 5, Ltd.			4.651% due 11/03/23 (Ê)	876	882
Series 2016-2A Class C			Avaya, Inc. Term Loan B

5.216% due 10/15/28 (Ê)(Þ)	1,000	1,005	6.647% due 11/08/24 (Ê)	2,008	2,029
			Avolon LLC Term Loan B
		127,247	4.147% due 03/20/22 (Ê)	362	363
Loan Agreements - 10.5%			Axalta Coating Systems U. S. Holdings,
ABG Intermediate Holdings 2 LLC 1st			Inc. Term Loan B
Lien Term Loan
5.802% due 09/29/24 (Ê)	182	183	4.052% due 06/01/24 (Ê)	178	179
			BBB Industries LLC 1st Lien Term
ABG Intermediate Holdings 2 LLC			Loan
2nd Lien Term Loan
10.052% due 09/29/25 (Ê)	392	396	6.401% due 11/03/21 (Ê)	691	698
			Berlin Packaging LLC 2nd Lien Term
AgroFresh, Inc. Term Loan B			Loan
7.109% due 07/31/21 (Ê)	495	491	8.637% due 10/01/22 (Ê)	1,000	1,002
Albertson's LLC Term Loan B4			Berry Plastics Group, Inc. 1st Lien
4.651% due 08/25/21 (Ê)	1,114	1,103	Term Loan Q
Alliant Holdings I, LLC Term Loan B2			3.897% due 10/01/22 (Ê)	960	966
8.250% due 08/01/23 (Þ)	4,180	4,334	3.901% due 10/01/22 (Ê)	1,489	1,498
Alliant Holdings Intermediate LLC			Blount International, Inc. 1st Lien
Term Loan B			Term Loan B
5.151% due 08/14/22 (Ê)	269	270	Series 276
Almonde, Inc. 1st Lien Term Loan B			6.137% due 04/12/23 (Ê)	364	368
5.484% due 06/16/24 (Ê)	363	363	Brand Energy & Infrastructure
			Services 1st Lien Term Loan
Almonde, Inc. 2nd Lien Term Loan			6.552% due 06/21/24 (Ê)	3	3
9.234% due 04/28/25 (Ê)	103	101	6.609% due 06/21/24 (Ê)	58	59
Alphabet Holding Company, Inc. 1st			6.612% due 06/21/24 (Ê)	301	304
Lien Term Loan
5.401% due 08/15/24 (Ê)	256	221	Brickman Group, Ltd. LLC (The) 1st
			Lien Term Loan B
Altice Loan Financing SA 1st Lien Term			4.894% due 12/18/20 (Ê)	478	481
5.098% due 01/05/26 (Ê)	1,090	1,074	4.901% due 12/18/20 (Ê)	583	586
Alvogen Pharmaceutical US, Inc. Term			BWAY Holding Co. Term Loan
Loan			5.272% due 04/03/24 (Ê)	2	2
6.900% due 04/02/22 (Ê)	826	830	5.587% due 04/03/24 (Ê)	903	908
American Airlines, Inc. Term Loan B			C. H. Guenther & Son, Inc. Term
3.900% due 06/27/20 (Ê)	365	365	Loan B

See accompanying notes which are an integral part of the financial statements.

706 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.651% due 03/22/25 (Ê)	375	377	Cvent, Inc. 1st Lien Term Loan B
Cable One, Inc. 1st Lien Term Loan			5.651% due 11/29/23 (Ê)	363	365
B1			CWGS Group LLC Term Loan
4.060% due 05/01/24 (Ê)	362	364	Series 5001
Caesars Entertainment Operating Co.			4.641% due 11/08/23 (Ê)	700	703
LLC 1st Lien Term Loan B
3.901% due 10/06/24 (Ê)	748	749	Delek US Holdings, Inc. 1st Lien Term
Caesars Resort Collection, LLC 1st			Loan
Lien Term Loan B			0.000% due 03/13/25 (~)(Ê)(v)	500	503
4.651% due 12/22/24 (Ê)	3,990	4,022	Dell International LLC 1st Lien Term
Canyon Valor Cos. , Inc. 1st Lien Term			Loan B
Loan B			Series 0003
5.306% due 06/16/23 (Ê)	353	357	3.910% due 09/07/23 (Ê)	4,328	4,340
Capital Automotive LP 1st Lien Term			Delta 2 (Lux) Sarl Term Loan
Loan			4.401% due 02/21/24 (Ê)	2,335	2,331
4.410% due 03/24/24 (Ê)	176	176	Diamond US Holdings LLC 1st Lien
CBS Radio Inc. 1st Lien Term Loan B			Term Loan
4.623% due 03/02/24 (Ê)	333	334	6.302% due 12/05/24 (~)(Ê)	350	351
CH Hold Corp. 1st Lien Term Loan B			Digicert Holdings, Inc. 1st Lien Term

4.901% due 02/01/24 (Ê)	539	542	6.651% Loan due 10/31/24 (Ê)	365	366
Change Healthcare Holdings LLC 1st			Digicert Holdings, Inc. 2nd Lien Term
Lien Term Loan B			Loan
4.651% due 03/01/24 (Ê)	1,445	1,451	9.901% due 10/31/25 (Ê)	375	374
Charming Charlie LLC Term Loan B			Dragon Merger Sub LLC 2nd Lien
9.328% due 12/24/19 (Å)(Ê)	304	9	Term Loan
Charter Communications, Inc.			10.552% due 07/11/25 (Ê)	1,650	1,667
3.910% due 04/30/25 (Ê)	1,456	1,462	DTZ U. S. Borrower LLC 1st Lien Term
CityCenter Holdings, LLC Term Loan			Loan
B			0.000% due 11/04/21 (~)(Ê)(v)	374	375
4.401% due 04/18/24 (Ê)	362	364	DuPage Medical Group, Ltd. 2nd Lien
Commercial Barge Line Co. Term			Term Loan
Loan B1			Series 182
10.651% due 11/12/20 (Ê)	798	462	8.897% due 08/11/25 (Ê)	375	376
Constellis Holdings LLC 1st Lien			EagleView Technology Corp. 1st Lien
Term Loan			Term Loan B
7.302% due 04/18/24 (Ê)	725	730	5.860% due 07/15/22 (Ê)	359	362
Constellis Holdings LLC 2nd Lien			ECI Macola / Max Holding LLC Term
Term Loan			Loan B
11.302% due 04/21/25 (Ê)	183	184	6.552% due 09/27/24 (Ê)	363	367
Convergeone Holdings Corp. 1st Lien			Education Advisory Board 1st Lien
Term Loan			Term Loan
5.651% due 04/04/25 (Ê)	375	375	5.791% due 02/27/20 (Ê)	1	1
Cortes NP Acquisition Corp Term			6.105% due 02/27/20 (Ê)	1	1
Loan B			6.253% due 02/27/20 (Ê)	327	328
5.887% due 11/30/23 (Ê)	824	822	Emerald US, Inc. Term Loan B1
COTY, Inc. Term Loan B			6.453% due 05/09/21 (Ê)	500	499
4.128% due 03/26/25 (Ê)	1,500	1,498	EnergySolutions LLC 1st Lien Term
CPI Acquisition, Inc. Term Loan B			Loan B
6.358% due 08/17/22 (Ê)	1,132	711	6.660% due 05/29/20 (Ê)	1,292	1,302
CPM Holdings, Inc. Term Loan B			Engineered Machinery Holdings, Inc.
5.401% due 04/10/22 (Ê)	746	755	2nd Lien Term Loan
Crosby US Acquisition Corp. 1st Lien			7.250% due 07/18/25 (Ê)	5	5
Term Loan			9.184% due 07/18/25 (Ê)	28	28
4.904% due 11/22/20 (Ê)	360	356	9.552% due 07/19/25 (Ê)	277	278
Crown Finance, Inc. 1st Lien Term			Everi Payments, Inc. 1st Lien Term
Loan B			Loan
4.401% due 02/28/25 (Ê)	375	374	Series 91D
CSC Holdings, LLC 1st Lien Term			5.494% due 05/09/24 (Ê)	543	547
Loan			EW Scripps Co. Term Loan B
4.147% due 07/17/25 (Ê)	1,586	1,581	3.901% due 10/02/24 (Ê)	182	182

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 707

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Exact Merger Sub LLC 2nd Lien Term			Gulf Finance LLC Term Loan B
Loan			7.560% due 08/25/23 (Ê)	416	375
10.302% due 09/19/25 (Ê)	183	182	H B Fuller Co. 1st Lien Term Loan B
First Data Corp. Term Loan			3.897% due 10/20/24 (Ê)	726	728
4.147% due 07/10/22 (Ê)	2,430	2,438	HCA, Inc. Term Loan B10
Flying Fortress Holdings LLC 1st Lien			3.901% due 03/07/25 (Ê)	750	758
Term Loan B
4.052% due 10/30/22 (Ê)	308	309	Heartland Dental LLC 1st Lien Term
Focus Financial Partners LLC 1st Lien			Loan
Term Loan B1			0.000% due 04/30/25 (~)(Ê)(v)	326	327
5.052% due 07/03/24 (Ê)	726	730	Heartland Dental LLC Term Loan
Fort Dearborn Company 1st Lien Term			0.000% due 04/17/25 (~)(Ê)(v)	49	49
Loan			Help Systems LLC 1st Lien Term Loan
5.999% due 10/19/23 (Ê)	3	3	6.052% due 03/22/25 (Ê)	267	267
6.312% due 10/19/23 (Ê)	358	353	HGIM Corp. Covenant-Lite Term
Freedom Mortgage Corp. Term Loan			Loan B
6.648% due 02/23/22 (Ê)	356	360	0.000% due 06/18/20 (~)(Ê)(Ø)(v)	1,260	483
FullBeauty Brands Holdings Corp. 1st			Hilton Worldwide Finance LLC Term
Lien Term Loan			Loan B2
6.651% due 10/14/22 (Ê)	612	224	3.647% due 10/25/23 (Ê)	995	1,003
FullBeauty Brands Holdings Corp. 2nd			Hyland Software, Inc. 1st Lien Term
Lien Term Loan			Loan
10.901% due 09/22/23 (Ê)	250	36	5.141% due 07/01/22 (Ê)	91	91
Garda World Security Corp. Term			Hyland Software, Inc. 2nd Lien Term
Loan B			Loan
5.506% due 05/26/24 (Ê)	217	219	8.891% due 05/23/25 (Ê)	375	378
7.250% due 05/26/24 (Ê)	1	1	Impala Private Holdings II LLC 1st
Genoa, a QoL Healthcare Co. LLC 2nd			Lien Term Loan
Lien Term Loan			5.910% due 11/10/24 (Ê)	364	366
9.901% due 10/28/24 (Ê)	2,040	2,060	INEOS US Finance LLC 1st Lien Term
GettyImages, Inc. 1st Lien Term			Loan B
Loan B			3.901% due 03/31/24 (Ê)	728	730
0.000% due 10/18/19 (Ê)(v)	1,786	1,694	Inovalon Holding, Inc. Term Loan B
GHX Ultimate Parent Corp. 1st Lien			5.438% due 04/02/25 (Ê)	1,500	1,485
Term Loan			Intrawest Resorts Holdings, Inc. 1st
Series NCD			Lien Term Loan B1
5.302% due 07/13/24 (Ê)	725	726	4.901% due 06/29/24 (Ê)	728	733
Global Payments, Inc. Term Loan B			Iron Mountain, Inc. 1st Lien Term

3.651% due 04/21/23 (Ê)	249	251	3.648% Loan B due 01/02/26 (Ê)	375	373
Go Daddy Operating Co. LLC 1st Lien			Kraton Polymers LLC 1st Lien Term
Term Loan B			Loan B
4.151% due 02/15/24 (Ê)	253	254	4.401% due 03/08/25 (Ê)	313	315
Granite Acquisition, Inc. Term Loan B			KUEHG Corp. 2nd Lien Term Loan
Series 91D			10.552% due 08/18/25 (Ê)	240	243
5.808% due 12/17/21 (Ê)	340	344	Lamar Media Corp. 1st Lien Term
Granite Acquisition, Inc. Term Loan C			Loan B
Series 182D			3.688% due 03/16/25 (Ê)	650	653
5.802% due 12/17/21 (Ê)	12	13	Las Vegas Sands LLC Term Loan B
Greeneden U. S. Holdings II LLC 1st			3.651% due 03/29/24 (Ê)	375	377
Lien Term Loan B3			Level 3 Financing, Inc. Term Loan B
5.802% due 12/01/23 (Ê)	182	183	4.148% due 02/22/24 (Ê)	1,460	1,466
Grifols Worldwide Operations USA			Limetree Bay Terminals LLC Term
Inc. 1st Lien Term Loan B			Loan B
3.994% due 01/31/25 (Ê)	374	376	5.898% due 02/10/24 (Ê)	145	145
Gruden Holdings, Inc. First Lien Term
Loan			Lux Finco Sarl Term Loan B1
7.802% due 08/18/22 (Ê)	1,081	1,090	10.397% due 07/11/23 (Ê)	1,880	1,847
GTT Communications, Inc. Term			Marketo, Inc. 1st Lien Term Loan
Loan B			5.043% due 01/30/25 (Ê)	750	747
0.000% due 04/28/25 (~)(Ê)(v)	375	372

See accompanying notes which are an integral part of the financial statements.

708 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Masergy Communications, Inc. 2nd			8.000% due 04/11/20 (Ê)	182	181
Lien Term Loan			Penn National Gaming, Inc. 1st Lien
9.802% due 12/15/24 (Ê)	1,457	1,461	Term Loan B
Match Group, Inc. 1st Lien Term Loan			4.401% due 01/19/24 (Ê)	288	291
B1			PFS Acquisition LLC 2nd Lien Term
4.397% due 11/16/22 (Ê)	538	542	Loan
Mavis Tire Express Services Co. 1st			9.160% due 01/31/22 (Å)(Ê)(Š)	1,890	697
Lien Term Loan			Pizza Hut Holdings LLC 1st Lien Term
5.147% due 03/20/25 (Ê)	216	215	Loan B
Mavis Tire Express Services Co. Term			3.644% due 03/29/25 (Ê)	750	754
Loan			Post Holdings, Inc. Incremental Term
1.124% due 03/20/25 (Ê)	34	34	Loan
MCC Iowa LLC 1st Lien Term Loan M			3.900% due 05/24/24 (Ê)	362	364
3.750% due 01/15/25 (Ê)	354	355	Pre-Paid Legal Services, Inc. 1st Lien
MGM Growth Properties, LLC 1st Lien			Term Loan
Term Loan B			0.000% due 04/17/25 (~)(Ê)(v)	375	378
3.901% due 04/25/23 (Ê)	841	846	Pre-Paid Legal Services, Inc. 2nd Lien
MH Sub I LLC 1st Lien Term Loan			Term Loan
5.647% due 09/15/24 (Ê)	1,088	1,087	12.750% due 07/01/20 (Ê)	730	730
			Prime Security Services Borrower LLC
MH Sub I LLC 2nd Lien Term Loan			Term Loan B1
9.397% due 08/16/25 (Ê)	440	442	4.651% due 05/02/22 (Ê)	739	744
Midwest Physician Administrative			Project Alpha Intermediate Holding,
Services LLC 1st Lien Term Loan			Inc. 1st Lien Term B
4.648% due 08/15/24 (Ê)	726	726	5.990% due 04/26/24 (Ê)	725	722
Mitchell International, Inc. 2nd Lien			Prowler Acquisition Corp. 1St Lien
Term Loan			Term Loan
9.151% due 11/20/25 (Ê)	375	375	6.343% due 01/28/20 (Ê)	369	357
MORSCO, Inc. Term Loan B			Quest Software US Holdings, Inc. 1st
8.901% due 10/31/23 (Ê)	347	350	Lien Term Loan
NAI Entertainment Holdings LLC			7.859% due 10/31/22 (Ê)	901	905
Term Loan B			Quintiles IMS, Inc. 1st Lien Term
0.000% due 04/23/25 (~)(Ê)(v)	750	752	Loan B2
Navistar International Corporation			4.302% due 01/18/25 (Ê)	363	365
5.400% due 11/06/24 (Ê)	499	502	Rackspace Hosting, Inc. 1st Lien Term
NN, Inc. Incremental Term Loan			Loan

5.151% due 04/03/21 (Ê)	350	350	4.667% due 11/03/23 (Ê)	767	765
NPC International, Inc. First Lien			4.787% due 11/03/23 (Ê)	2,022	2,016
Term Loan			Radiate Holdco LLC 1st Lien Term
5.401% due 04/20/24 (Ê)	362	366	Loan B
On Assignment, Inc. 1st Lien Term			4.901% due 02/01/24 (Ê)	997	986
Loan B4			Radio One, Inc. 1st Lien Term Loan B
4.312% due 04/02/25 (~)(Ê)	718	721	5.910% due 04/18/23 (Ê)	1,979	1,959
Opal Acquisition, Inc. 1st Lien Term			Red Ventures LLC 1st Lien Term
Loan B			Loan B
7.567% due 11/27/20 (Ê)	834	818	5.901% due 11/08/24 (Ê)	908	918
7.693% due 11/27/20 (Ê)	681	667	Red Ventures LLC 2nd Lien Term
Optiv, Inc. 1st Lien Term Loan			Loan
5.125% due 02/01/24 (Ê)	958	928	9.901% due 11/08/25 (Ê)	188	190
Oryx Southern Delaware Holdings			Research Now Group, Inc. 1st Lien
LLC Term Loan			Term Loan
5.151% due 02/09/25 (Ê)	875	876	7.864% due 12/20/24 (Ê)	125	122
Patterson Co. 2nd Lien Term Loan			Rexnord LLC 1st Lien Term Loan B
10.859% due 08/28/23 (Å)(Ê)	590	555	4.148% due 08/21/24 (Ê)	183	184
PDC Brands 2nd Lien Term Loan			Reynolds Group Holdings, Inc. 1st
			Lien Term Loan B
11.060% due 06/30/25 (Ê)	1,610	1,623	4.651% due 02/05/23 (Ê)	2,468	2,483
Peak 10, Inc. 2nd Lien Term Loan			RHP Hotel Properties, LP Term Loan
9.023% due 10/12/47 (Ê)	560	563	B
Pelican Products, Inc. 1st Lien Term			4.070% due 05/11/24 (Ê)	362	364
Loan B1			Scientific Games International, Inc.
			1st Lien Term Loan B5

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 709

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.651% due 08/14/24 (Ê)	324	326	4.443% due 06/09/23 (Ê)	473	475
4.726% due 08/14/24 (Ê)	1,368	1,375	Travelport Finance Luxembourg SARL
SeaWorld Parks & Entertainment Term			Term Loan B
Loan B			4.401% due 03/07/25 (Ê)	375	376
5.302% due 03/31/24 (Ê)	2,486	2,481	TruGreen, LP Term Loan
SESAC Holdco II LLC 1st Lien Term			5.897% due 04/13/23 (Ê)	1,441	1,453
Loan			Uber Technologies, Inc. 1st Lien Term
4.901% due 02/13/24 (Ê)	181	181	Loan
SESAC Holdco II LLC 2nd Lien Term			5.890% due 03/22/25 (Ê)	420	423
Loan			UFC Holdings LLC 1st Lien Term
9.151% due 02/24/25 (Ê)	375	371	Loan
Shutterfly, Inc. Term Loan B2			5.160% due 08/18/23 (Ê)	1,438	1,445
4.660% due 08/17/24 (Ê)	375	378	Ultra Resources, Inc. Term Loan
Sinclair Television Group, Inc. 1st			4.897% due 04/12/24 (Ê)	250	234
Lien Term Loan B			Uniter Airlines, Inc.
0.000% due 12/12/24 (~)(Ê)(v)	730	733	3.901% due 04/01/24 (Ê)	542	544
SIRVA Worldwide, Inc. Term Loan			UPC Financing Partnership 1st Lien
8.280% due 11/14/22 (Ê)	145	146	Term Loan AR
8.510% due 11/14/22 (Ê)	167	168	4.397% due 01/15/26 (Ê)	548	549
8.810% due 11/14/22 (Ê)	148	148	US Renal Care, Inc. 2nd Lien Term
Solarwinds Holdings, Inc. 1st Lien			Loan
Term Loan			10.302% due 11/16/23 (Ê)	2,850	2,857
4.901% due 02/05/24 (Ê)	575	579	USI, Inc. Term Loan B
Solera LLC Term Loan B			Series 0001
4.651% due 03/04/23 (Ê)	884	886	5.302% due 05/16/24 (Ê)	726	729
Southcross Energy Partners LP 1st			UTEX Industries, Inc. Covenant-Lite
Lien Term Loan B			1st Lien Term Loan B
6.552% due 08/04/21 (Ê)	124	123	5.901% due 05/22/21 (~)(Ê)	1,985	1,950
Sprint Communications, Inc. 1st Lien			Valeant Pharmaceuticals International,
Term Loan B			Inc. Term Loan B
4.438% due 02/02/24 (Ê)	2,168	2,174	5.394% due 04/02/22 (Ê)	405	409
Station Casinos LLC 1st Lien Term			Vantiv, LLC Term Loan B4
Loan B			3.896% due 08/07/24 (Ê)	730	734
4.410% due 06/08/23 (Ê)	273	274	Varisty Brands, Inc. Term Loan B
Steak n Shake Operations, Inc. Term			5.401% due 11/29/24 (Ê)	364	367
Loan B1
5.660% due 03/19/21 (Ê)	493	424	Verdesian Life Sciences LLC Term
SUPERVALU, Inc. 1st Lien Term			Loan
Loan B			7.359% due 07/01/20 (Ê)	360	342
0.000% due 06/08/24 (~)(Ê)(v)	1,200	1,200	VICI Properties, Inc. Term Loan
Tempo Acquisition LLC Term Loan B			3.898% due 12/15/24 (Ê)	523	524
4.901% due 05/01/24 (Ê)	362	364	Viewpoint, Inc. 2nd Lien Term Loan
TerraForm AP Acquisition Holdings			10.552% due 07/18/25 (~)(Ê)	183	182
LLC Term Loan B			W3 Co. Term Loan B
6.552% due 06/26/22 (Ê)	1,008	1,013	7.693% due 03/08/22 (Ê)	5	5
TKC Holdings, Inc. 1st Lien Term			7.905% due 03/08/22 (Ê)	492	490
Loan			Weatherford International, Ltd. Term
6.160% due 02/01/23 (Ê)	361	364	Loan
TKC Holdings, Inc. 2nd Lien Term			4.210% due 07/13/20 (Ê)	363	358
Loan			Weight Watchers International, Inc. 1st
9.910% due 02/01/24 (Ê)	188	189	Lien Term Loan B
TMS International Corp. Term Loan B			6.640% due 11/29/24 (Ê)	57	58
4.651% due 08/14/24 (Ê)	695	697	7.060% due 11/29/24 (Ê)	267	270
Trader Corp. Term Loan B			WMG Acquisition Corp. 1st Lien Term
5.295% due 09/28/23 (Ê)	669	669	Loan E
Trans Union LLC 1st Lien Term Loan			4.151% due 11/01/23 (Ê)	375	377
B3			Wyndham Hotels & Resorts, Inc. Term
3.901% due 04/09/23 (Ê)	361	362	Loan B
TransDigm, Inc. 1st Lien Term Loan F			0.000% due 03/28/25 (~)(Ê)(v)	525	529
4.323% due 06/09/23 (Ê)	248	249

See accompanying notes which are an integral part of the financial statements.

710 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
York Risk Services Group, Inc.			Series 2013-27 Class PI
Covenant-Lite Term Loan B			Interest Only STRIP
5.651% due 10/01/21 (Ê)	362	352	3.000% due 12/25/41	3,777	296
		149,965	Series 2013-35 Class PI
Mortgage-Backed Securities - 11.3%			Interest Only STRIP
Blackstone Mortgage Trust, Inc.			3.000% due 02/25/42	1,880	149
4.375% due 05/05/22	862	843	Series 2013-41 Class SP
Fannie Mae			Interest Only STRIP
30 Year TBA(Ï)			5.422% due 06/25/40 (Ê)	890	67
3.000%	5,000	4,820	Series 2013-57 Class IQ
3.500%	1,000	991	Interest Only STRIP
4.000%	13,000	13,166	3.000% due 06/25/41	1,411	146
Series 2016-95 Class BI			Series 2013-67 Class IL
Interest Only STRIP			Interest Only STRIP
4.500% due 07/25/40	2,120	401	6.500% due 07/25/43	5,360	1,282
Fannie Mae REMICS			Series 2013-90 Class SD
Series 2010-35 Class SG			Interest Only STRIP
Interest Only STRIP			5.829% due 09/25/43 (Ê)	1,471	238
5.418% due 04/25/40 (Ê)	643	109	Series 2013-107 Class SB
Series 2010-99 Class NI			Interest Only STRIP
Interest Only STRIP			4.713% due 02/25/43 (Ê)	2,040	361
6.000% due 09/25/40	3,397	746	Series 2015-55 Class IN
Series 2010-140 Class GS			Interest Only STRIP
Interest Only STRIP			4.500% due 08/25/45	1,190	227
5.229% due 07/25/39 (Ê)	2,263	192	Series 2015-66 Class AS
Series 2011-59 Class BI			Interest Only STRIP
Interest Only STRIP			4.353% due 09/25/45 (Ê)	3,726	510
6.000% due 08/25/40	2,099	136	Series 2015-69 Class IO
Series 2011-98 Class AI			Interest Only STRIP
Interest Only STRIP			6.000% due 09/25/45	3,000	731
3.500% due 11/25/37	3,123	173	Series 2015-73 Class PI
Series 2011-101 Class SA			Interest Only STRIP
Interest Only STRIP			3.500% due 10/25/45	9,300	1,481
5.129% due 10/25/41 (Ê)	3,033	387	Series 2016-24 Class CI
Series 2012-36 Class SN			Interest Only STRIP
Interest Only STRIP			4.000% due 02/25/46	1,685	303
5.672% due 04/25/42 (Ê)	1,325	205	Series 2016-59 Class PI
Series 2012-49 Class QI			Interest Only STRIP
Interest Only STRIP			3.500% due 09/25/46	3,238	651
4.500% due 12/25/40	3,133	429	Series 2016-97 Class KI
Series 2012-62 Class MI			Interest Only STRIP
Interest Only STRIP			3.000% due 06/25/40	2,672	292
4.000% due 03/25/41	1,319	179	Series 2016-101 Class QI
Series 2012-103 Class SD			Interest Only STRIP
Interest Only STRIP			3.500% due 04/25/42	1,572	211
4.813% due 09/25/42 (Ê)	1,741	316	Series 2016-102 Class JI
Series 2012-104 Class QI			Interest Only STRIP
Interest Only STRIP			3.500% due 02/25/46	2,479	389
4.500% due 05/25/42	2,765	513	Series 2016-104 Class NI
Series 2012-116 Class SA			Interest Only STRIP
Interest Only STRIP			5.000% due 04/25/38	579	15
5.303% due 10/25/42 (Ê)	2,451	478	Series 2017-2 Class KI
Series 2012-4016 Class SC			Interest Only STRIP
Interest Only STRIP			4.000% due 02/25/47	2,461	488
4.603% due 03/15/42 (Ê)	2,149	337

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 711

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-7 Class JI			Series 2013-4265 Class SD
Interest Only STRIP			Interest Only STRIP
4.000% due 02/25/47	2,038	384	4.513% due 01/15/35 (Ê)	4,071	520
Series 2017-15 Class LI			Series 2017-4731 Class QS
Interest Only STRIP			Interest Only STRIP
4.000% due 06/25/46	1,852	334	4.613% due 11/15/47 (Ê)	2,358	409
Series 2017-48 Class LI			Series 2017-4749 Class IP
Interest Only STRIP			Interest Only STRIP
4.000% due 05/25/47	1,068	220	4.000% due 02/15/47	7,682	1,389
Series 2017-72 Class GI			Series 2018-4760 Class IG
Interest Only STRIP			Interest Only STRIP
4.000% due 08/25/47	2,775	521	5.000% due 02/15/48	1,561	321
Series 2017-74 Class JI			Series 2018-4766 Class GI
Interest Only STRIP			Interest Only STRIP
4.000% due 10/25/47	1,600	301	4.000% due 03/15/44	7,007	1,077
Series 2017-78 Class KI			Freddie Mac REMICS
Interest Only STRIP			Series 2010-109 Class IM
3.500% due 10/25/47	2,983	597	Interest Only STRIP
Series 2017-82 Class NI			5.500% due 09/25/40	6,200	1,216
Interest Only STRIP			Series 2010-3714 Class KI
4.000% due 10/25/47	6,259	1,154	Interest Only STRIP
Series 2017-112 Class SG			4.500% due 11/15/39	515	59
Interest Only STRIP			Series 2011-3852 Class SC
4.323% due 01/25/48 (Ê)	3,418	515	Interest Only STRIP
Series 2017-113 Class IO			5.880% due 04/15/40 (Ê)	1,914	220
Interest Only STRIP			Series 2011-3904 Class NI
5.000% due 01/25/38	922	150	Interest Only STRIP
Series 2017-4656 Class AI			3.500% due 08/15/26	2,328	211
Interest Only STRIP			Series 2012-3981 Class WS
3.000% due 09/15/37	3,598	313	Interest Only STRIP
Series 2017-4662 Class CI			5.323% due 05/15/41 (Ê)	1,834	199
Interest Only STRIP			Series 2012-3984 Class DS
3.500% due 01/15/42	2,701	336	Interest Only STRIP
Series 2018-1 Class AI			4.961% due 01/15/42 (Ê)	2,320	326
Interest Only STRIP			Series 2012-4033 Class SC
5.000% due 02/25/48	6,288	1,473	Interest Only STRIP
Series 2018-1 Class JI			5.316% due 10/15/36 (Ê)	2,102	183
Interest Only STRIP			Series 2012-4074 Class KS
5.000% due 02/25/48	842	172	Interest Only STRIP
Series 2018-11 Class KI			5.788% due 02/15/41 (Ê)	877	129
Interest Only STRIP			Series 2012-4077 Class IK
4.000% due 03/25/48	6,601	1,450	Interest Only STRIP
Series 2018-14 Class KI			5.000% due 07/15/42	1,557	353
Interest Only STRIP			Series 2012-4099 Class BI
6.000% due 03/25/48	4,369	970	Interest Only STRIP
Fannie Mae Strips			3.500% due 06/15/39	1,915	209
Series 2009-397 Class 2			Series 2012-4127 Class PI
Interest Only STRIP			Interest Only STRIP
5.000% due 09/25/39	2,394	525	4.500% due 07/15/42	1,567	324
Series 2010-404 Class 2			Series 2013-4182 Class PI
Interest Only STRIP			Interest Only STRIP
4.500% due 05/25/40	1,878	403	3.000% due 12/15/41	4,593	336
Freddie Mac			Series 2013-4267 Class CS
			Interest Only STRIP
			4.816% due 05/15/39 (Ê)	2,051	153

See accompanying notes which are an integral part of the financial statements.

712 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-4299 Class JI			Series 2017-4663 Class PI
Interest Only STRIP			Interest Only STRIP
4.000% due 07/15/43	1,144	191	4.000% due 03/15/47	1,307	259
Series 2014-4386 Class IL			Series 2017-4663 Class TI
Interest Only STRIP			Interest Only STRIP
4.000% due 12/15/43	1,811	350	3.500% due 10/15/42	1,296	175
Series 2014-4386 Class LI			Series 2017-4666 Class AI
Interest Only STRIP			Interest Only STRIP
4.000% due 02/15/43	1,831	303	3.000% due 09/15/35	2,603	203
Series 2014-4403 Class CI			Series 2017-4697 Class YI
Interest Only STRIP			Interest Only STRIP
4.000% due 10/15/44	1,343	246	3.500% due 07/15/47	1,220	229
Series 2015-4425 Class IO			Series 2017-4707 Class AI
Interest Only STRIP			Interest Only STRIP
4.000% due 01/15/45	1,640	321	4.000% due 07/15/47	2,128	399
Series 2015-4452 Class QI			Freddie Mac Strips
Interest Only STRIP			Series 2014-324 Class C21
4.000% due 11/15/44	1,453	348	Interest Only STRIP
Series 2015-4510 Class HI			6.000% due 06/15/39	3,173	883
Interest Only STRIP			Ginnie Mae
3.000% due 03/15/40	3,907	390	Series 2009-121 Class DI
Series 2016-4550 Class AI			Interest Only STRIP
Interest Only STRIP			4.500% due 12/16/39	990	192
3.000% due 10/15/40	2,459	326	Series 2009-121 Class UI
Series 2016-4560 Class PI			Interest Only STRIP
Interest Only STRIP			5.000% due 12/20/39	1,259	293
3.500% due 05/15/45	1,864	292	Series 2010-9 Class UI
Series 2016-4568 Class MI			Interest Only STRIP
Interest Only STRIP			5.000% due 01/20/40	21,666	4,976
4.000% due 04/15/46	1,660	326	Series 2010-14 Class BV
Series 2016-4585 Class QI			Interest Only STRIP
Interest Only STRIP			4.691% due 02/16/40 (Ê)	7,035	940
3.500% due 04/15/46	3,226	576	Series 2010-35 Class QI
Series 2016-4591 Class QI			Interest Only STRIP
Interest Only STRIP			4.500% due 03/20/40	1,702	362
3.500% due 04/15/46	1,216	205	Series 2010-62 Class SD
Series 2016-4601 Class PI			Interest Only STRIP
Interest Only STRIP			5.512% due 05/20/40 (Ê)	680	100
4.500% due 12/15/45	1,378	266	Series 2010-134 Class ES
Series 2016-4604 Class QI			Interest Only STRIP
Interest Only STRIP			5.022% due 11/20/39 (Ê)	1,531	133
3.500% due 07/15/46	2,288	366	Series 2010-144 Class LS
Series 2016-4629 Class GI			Interest Only STRIP
Interest Only STRIP			5.663% due 07/16/37 (Ê)	707	9
3.500% due 11/15/45	1,657	251	Series 2010-H19 Class BI
Series 2016-4635 Class PI			Interest Only STRIP
Interest Only STRIP			1.460% due 08/20/60 (~)(Ê)	3,943	264
4.000% due 12/15/46	2,028	365	Series 2010-H20 Class IF
Series 2017-4658 Class CI			Interest Only STRIP
Interest Only STRIP			1.401% due 10/20/60 (~)(Ê)	1,612	101
3.500% due 07/15/40	1,237	154	Series 2010-H22 Class CI
Series 2017-4663 Class KI			Interest Only STRIP
Interest Only STRIP			2.365% due 10/20/60 (~)(Ê)	4,683	324
3.500% due 11/15/42	2,177	278

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 713

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2011-17 Class S			Series 2014-H09 Class AI
Interest Only STRIP			Interest Only STRIP
5.072% due 02/20/41 (Ê)	4,446	589	1.429% due 01/20/64 (~)(Ê)	8,583	435
Series 2011-22 Class PS			Series 2014-H13 Class BI
Interest Only STRIP			Interest Only STRIP
5.022% due 07/20/40 (Ê)	1,372	117	1.584% due 05/20/64 (~)(Ê)	12,158	728
Series 2011-148 Class SN			Series 2014-H18 Class CI
Interest Only STRIP			Interest Only STRIP
5.462% due 11/16/41 (Ê)	1,331	228	1.549% due 09/20/64 (~)(Ê)(Š)	4,242	373
Series 2012-104 Class QI			Series 2014-H25 Class BI
Interest Only STRIP			Interest Only STRIP
3.500% due 04/20/42	517	129	1.646% due 12/20/64 (~)(Ê)	4,793	373
Series 2012-136 Class BI			Series 2015-25 Class PI
Interest Only STRIP			Interest Only STRIP
3.500% due 11/20/42	2,564	513	3.500% due 01/20/45	3,248	562
Series 2012-H23 Class WI			Series 2015-79 Class CI
Interest Only STRIP			Interest Only STRIP
1.568% due 10/20/62 (~)(Ê)	3,207	173	4.000% due 05/20/45	1,820	361
Series 2013-5 Class BI			Series 2015-99 Class DI
Interest Only STRIP			Interest Only STRIP
3.500% due 01/20/43	7,277	1,434	6.000% due 07/20/45	3,910	980
Series 2013-62 Class I			Series 2015-106 Class CI
Interest Only STRIP			Interest Only STRIP
3.500% due 04/20/43	3,210	526	4.000% due 05/20/45	1,612	284
Series 2013-77 Class UI			Series 2015-131 Class BI
Interest Only STRIP			Interest Only STRIP
4.500% due 03/20/41	1,762	273	3.500% due 06/20/41	1,844	246
Series 2013-104 Class YS			Series 2015-133 Class MI
Interest Only STRIP			Interest Only STRIP
4.916% due 07/16/43 (Ê)	3,952	528	3.000% due 05/20/44	2,190	362
Series 2013-182 Class SY			Series 2015-167 Class BI
Interest Only STRIP			Interest Only STRIP
5.319% due 12/20/43 (Ê)	1,255	218	4.500% due 04/16/45	1,788	409
Series 2013-187 Class IO			Series 2015-H04 Class AI
Interest Only STRIP			Interest Only STRIP
4.500% due 11/20/39	3,674	262	2.091% due 12/20/64 (~)(Ê)	2,956	267
Series 2013-H14 Class XI			Series 2015-H22 Class HI
Interest Only STRIP			Interest Only STRIP
1.650% due 03/20/63 (~)(Ê)	2,706	147	2.033% due 08/20/65 (~)(Ê)	3,491	363
Series 2013-H24 Class AI			Series 2015-H29 Class HI
Interest Only STRIP			Interest Only STRIP
1.472% due 09/20/63 (~)(Ê)	2,438	122	2.094% due 09/20/65 (~)(Ê)	2,572	242
Series 2014-5 Class LS			Series 2016-18 Class QI
Interest Only STRIP			Interest Only STRIP
5.241% due 06/16/43 (Ê)	7,603	1,162	4.000% due 08/20/44	2,098	405
Series 2014-58 Class SA			Series 2016-29 Class IO
Interest Only STRIP			Interest Only STRIP
4.869% due 04/20/44 (Ê)	1,341	178	4.000% due 02/16/46	1,747	360
Series 2014-69 Class IG			Series 2016-42 Class IO
Interest Only STRIP			Interest Only STRIP
5.000% due 09/20/43	1,496	297	5.000% due 02/20/46	2,275	466
Series 2014-98 Class AI			Series 2016-77 Class SL
Interest Only STRIP			Interest Only STRIP
4.500% due 10/20/41	1,800	216	5.157% due 03/20/43 (Ê)	2,063	226

See accompanying notes which are an integral part of the financial statements.

714 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-111 Class IP			Series 2017-17 Class DI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/46	2,002	253	3.500% due 09/20/43	2,172	316
Series 2016-111 Class PI			Series 2017-26 Class EI
Interest Only STRIP			Interest Only STRIP
3.500% due 06/20/45	5,284	783	5.000% due 02/20/40	2,973	485
Series 2016-123 Class IQ			Series 2017-26 Class IM
Interest Only STRIP			Interest Only STRIP
5.000% due 07/20/39	2,299	243	6.500% due 02/20/47	4,737	1,144
Series 2016-123 Class LI			Series 2017-26 Class MI
Interest Only STRIP			Interest Only STRIP
3.500% due 03/20/44	4,280	593	5.000% due 11/20/39	10,302	2,278
Series 2016-134 Class MI			Series 2017-42 Class IC
Interest Only STRIP			Interest Only STRIP
3.000% due 01/20/43	2,043	219	4.500% due 08/20/41	1,704	376
Series 2016-150 Class I			Series 2017-52 Class DI
Interest Only STRIP			Interest Only STRIP
5.000% due 11/20/46	2,351	462	5.500% due 04/20/47	1,236	262
Series 2016-154 Class AI			Series 2017-68 Class CI
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/41	1,039	50	5.500% due 05/16/47	2,321	533
Series 2016-161 Class GI			Series 2017-68 Class IL
Interest Only STRIP			Interest Only STRIP
5.000% due 11/16/46	3,364	693	4.000% due 08/20/44	2,329	398
Series 2016-167 Class SB			Series 2017-87 Class IO
Interest Only STRIP			Interest Only STRIP
5.219% due 04/20/38 (Ê)	2,052	80	4.000% due 01/20/46	1,899	329
Series 2016-168 Class AI			Series 2017-99 Class AI
Interest Only STRIP			Interest Only STRIP
5.000% due 07/20/45	2,182	258	4.000% due 01/20/47	3,346	569
Series 2016-H04 Class KI			Series 2017-113 Class IE
Interest Only STRIP			Interest Only STRIP
1.875% due 02/20/66 (~)(Ê)(Š)	1,209	100	5.500% due 07/20/47	2,447	580
Series 2016-H06 Class AI			Series 2017-130 Class IB
Interest Only STRIP			Interest Only STRIP
2.068% due 02/20/66 (~)(Ê)	2,557	230	4.000% due 08/20/47	1,595	291
Series 2016-H13 Class EI			Series 2017-130 Class NI
Interest Only STRIP			Interest Only STRIP
2.030% due 04/20/66 (~)(Ê)(Š)	3,757	404	3.500% due 01/20/47	3,697	640
Series 2016-H17 Class DI			Series 2017-132 Class IA
Interest Only STRIP			Interest Only STRIP
1.999% due 07/20/66 (~)(Ê)	5,304	564	4.500% due 09/20/47	1,667	344
Series 2016-H22 Class IO			Series 2017-136 Class GI
Interest Only STRIP			Interest Only STRIP
1.838% due 10/20/66 (~)(Ê)	2,174	232	3.500% due 09/20/47	3,793	645
Series 2016-H24 Class AI			Series 2017-165 Class IM
Interest Only STRIP			Interest Only STRIP
2.351% due 11/20/66 (~)(Ê)(Š)	7,095	913	3.500% due 11/20/47	1,018	192
Series 2016-H24 Class DI			Series 2017-174 Class IC
Interest Only STRIP			Interest Only STRIP
2.209% due 11/20/66 (~)(Ê)(Š)	2,523	322	5.500% due 02/20/47	5,291	1,223
Series 2017-11 Class PI			Series 2017-179 Class WI
Interest Only STRIP			Interest Only STRIP
4.000% due 12/20/46	1,717	278	5.000% due 12/20/47	657	148

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 715

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-H01 Class AI			Series 2017-H16 Class HI
Interest Only STRIP			Interest Only STRIP
2.160% due 12/20/66 (~)(Ê)(Š)	10,702	1,260	1.632% due 08/20/67 (~)(Ê)	3,859	362
Series 2017-H02 Class BI			Series 2017-H16 Class IB
Interest Only STRIP			Interest Only STRIP
2.301% due 01/20/67 (~)(Ê)	1,621	225	1.800% due 08/20/67 (~)(Ê)	5,784	627
Series 2017-H03 Class AI			Series 2017-H16 Class IG
Interest Only STRIP			Interest Only STRIP
2.236% due 12/20/66 (~)(Ê)	8,644	1,169	1.635% due 07/20/67 (~)(Ê)	5,776	594
Series 2017-H03 Class DI			Series 2017-H16 Class IH
Interest Only STRIP			Interest Only STRIP
2.195% due 12/20/66 (~)(Ê)	7,827	1,026	1.695% due 07/20/67 (~)(Ê)	13,675	1,299
Series 2017-H04 Class AI			Series 2017-H16 Class IO
Interest Only STRIP			Interest Only STRIP
2.370% due 02/20/67 (~)(Ê)	10,927	1,497	2.065% due 08/20/67 (~)(Ê)	3,995	566
Series 2017-H04 Class BI			Series 2017-H16 Class JI
Interest Only STRIP			Interest Only STRIP
2.403% due 02/20/67 (~)(Ê)	7,575	1,076	2.247% due 08/20/67 (~)(Ê)	3,821	581
Series 2017-H05 Class AI			Series 2017-H18 Class CI
Interest Only STRIP			Interest Only STRIP
2.525% due 01/20/67 (~)(Ê)(Š)	8,810	1,146	2.203% due 09/20/67 (~)(Ê)	1,637	251
Series 2017-H06 Class EI			Series 2017-H19 Class MI
Interest Only STRIP			Interest Only STRIP
1.565% due 02/20/67 (~)(Ê)	8,042	563	2.007% due 04/20/67 (~)(Ê)	5,005	585
Series 2017-H08 Class DI			Series 2017-H20 Class HI
Interest Only STRIP			Interest Only STRIP
2.377% due 02/20/67 (~)(Ê)	5,408	780	2.067% due 10/20/67 (~)(Ê)	1,680	241
Series 2017-H08 Class EI			Series 2017-H22 Class GI
Interest Only STRIP			Interest Only STRIP
2.236% due 02/20/67 (~)(Ê)	4,365	587	2.032% due 10/20/67 (~)(Ê)	7,304	1,035
Series 2017-H08 Class GI			Series 2017-H22 Class KI
Interest Only STRIP			Interest Only STRIP
2.313% due 02/20/67 (~)(Ê)	1,531	230	2.042% due 11/20/67 (~)(Ê)	2,416	344
Series 2017-H09 Class HI			Series 2017-H23 Class KI
Interest Only STRIP			Interest Only STRIP
1.823% due 03/20/67 (~)(Ê)	6,836	814	1.641% due 11/20/67 (~)(Ê)	14,221	1,115
Series 2017-H09 Class IO			Series 2018-18 Class HS
Interest Only STRIP			Interest Only STRIP
1.774% due 04/20/67 (~)(Ê)	8,335	895	1.667% due 02/20/48 (Ê)	8,774	329
Series 2017-H13 Class QI			Series 2018-21 Class IN
Interest Only STRIP			Interest Only STRIP
2.094% due 06/20/67 (~)(Ê)(Š)	11,579	1,451	5.000% due 02/20/48	5,821	1,286
Series 2017-H14 Class DI			Series 2018-33 Class IO
Interest Only STRIP			Interest Only STRIP
1.552% due 06/20/67 (~)(Ê)	1,700	141	4.000% due 02/20/48	2,912	651
Series 2017-H14 Class JI			Series 2018-37 Class IO
Interest Only STRIP			Interest Only STRIP
2.140% due 06/20/67 (~)(Ê)	2,405	356	5.000% due 03/20/48	2,180	487
Series 2017-H15 Class CI			Series 2018-H01 Class AI
Interest Only STRIP			Interest Only STRIP
1.637% due 06/20/67 (~)(Ê)	6,225	516	2.086% due 01/20/68 (~)(Ê)	1,739	263
Series 2017-H16 Class FI			Series 2018-H01 Class CI
Interest Only STRIP			Interest Only STRIP
2.290% due 08/20/67 (~)(Ê)(Š)	11,032	1,401	1.652% due 01/20/68 (~)(Ê)	3,781	392

See accompanying notes which are an integral part of the financial statements.

716 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2018-H01 Class KI			Series 2012-H10 Class AI
Interest Only STRIP			Interest Only STRIP
1.711% due 01/20/68 (~)(Ê)	7,828	861	1.219% due 12/20/61 (~)(Ê)	9,247	383
Series 2018-H02 Class AI			Series 2013-23 Class IK
Interest Only STRIP			Interest Only STRIP
1.810% due 01/20/68 (~)(Ê)	6,630	974	3.000% due 09/20/37	2,190	209
Series 2018-H02 Class KI			Series 2013-76 Class IO
Interest Only STRIP			Interest Only STRIP
1.764% due 02/20/68 (~)(Ê)	6,857	715	3.500% due 05/20/43	611	108
Series 2018-H02 Class NI			Series 2013-H15 Class CI
Interest Only STRIP			Interest Only STRIP
1.651% due 02/20/68 (~)(Ê)(Š)	13,913	1,826	1.772% due 07/20/63 (~)(Ê)	4,806	256
Series 2018-H02 Class PI			Series 2014-20 Class SQ
Interest Only STRIP			Interest Only STRIP
2.033% due 02/20/68 (~)(Ê)	8,927	1,361	5.319% due 07/20/43 (Ê)	1,993	242
Series 2018-H03 Class XI			Series 2014-44 Class IA
Interest Only STRIP			Interest Only STRIP
2.028% due 02/20/68 (~)(Ê)	3,913	615	3.500% due 05/20/28	2,818	278
Series 2018-H04 Class GI			Series 2014-139 Class NI
Interest Only STRIP			Interest Only STRIP
1.778% due 02/20/68 (~)(Ê)	5,831	502	3.500% due 08/20/28	2,986	233
Series 2018-H04 Class IO			Series 2014-H24 Class BI
Interest Only STRIP			Interest Only STRIP
1.731% due 02/20/68 (~)(Ê)	2,251	337	1.631% due 11/20/64 (~)(Ê)	5,326	472
Series 2018-H05 Class ID			Series 2015-20 Class PI
Interest Only STRIP			Interest Only STRIP
1.865% due 03/20/68 (~)(Ê)	2,859	540	3.500% due 02/20/45	1,114	201
Series 2018-H06 Class KI			Series 2015-40 Class KI
Interest Only STRIP			Interest Only STRIP
1.453% due 04/20/68 (~)(Ê)(Š)	3,256	468	4.000% due 07/20/44	3,137	557
Ginnie Mae II			Series 2015-79 Class MI
30 Year TBA(Ï)			Interest Only STRIP
4.000%	1,000	1,022	4.000% due 05/20/44	1,630	188
4.500%	3,000	3,114	Series 2015-111 Class IJ
Ginnie Mae REMICS			Interest Only STRIP
Class AI			3.500% due 08/20/45	1,408	248
Interest Only STRIP			Series 2015-134 Class LI
3.500% due 01/20/39	1,894	167	Interest Only STRIP
Class IA			3.500% due 05/20/39	1,096	103
Interest Only STRIP			Series 2015-162 Class BI
4.000% due 01/16/43	1,297	210	Interest Only STRIP
Series 2010-3 Class MS			4.000% due 11/20/40	2,112	315
Interest Only STRIP			Series 2015-167 Class MI
6.018% due 11/20/38 (Ê)	1,057	46	Interest Only STRIP
Series 2011-135 Class DI			5.000% due 06/20/45	2,416	515
Interest Only STRIP			Series 2015-186 Class AI
5.000% due 04/16/40	2,518	608	Interest Only STRIP
Series 2012-129 Class IO			4.000% due 12/20/45	1,406	281
Interest Only STRIP			Series 2015-H09 Class BI
4.500% due 11/16/42	536	130	Interest Only STRIP
Series 2012-H06 Class AI			1.684% due 03/20/65 (~)(Ê)(Š)	697	56
Interest Only STRIP			Series 2015-H10 Class CI
1.361% due 01/20/62 (~)(Ê)	9,377	455	Interest Only STRIP
			1.797% due 04/20/65 (~)(Ê)	1,696	136

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 717

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-H13 Class AI			Series 2017-66 Class KI
Interest Only STRIP			Interest Only STRIP
2.194% due 06/20/65 (~)(Ê)(Š)	2,782	269	4.000% due 08/20/44	5,210	754
Series 2015-H15 Class JI			Series 2017-79 Class IB
Interest Only STRIP			Interest Only STRIP
1.936% due 06/20/65 (~)(Ê)	1,212	109	5.500% due 05/20/47	782	179
Series 2015-H18 Class IA			Series 2017-99 Class PI
Interest Only STRIP			Interest Only STRIP
1.816% due 06/20/65 (~)(Ê)	889	62	4.000% due 03/20/46	1,037	203
Series 2015-H24 Class BI			Series 2017-104 Class MI
Interest Only STRIP			Interest Only STRIP
1.604% due 08/20/65 (~)(Ê)(Š)	2,273	116	5.500% due 07/16/47	2,037	537
Series 2015-H25 Class AI			Series 2017-118 Class KI
Interest Only STRIP			Interest Only STRIP
1.614% due 09/20/65 (~)(Ê)(Š)	1,635	130	3.500% due 10/20/46	3,084	457
Series 2015-H26 Class GI			Series 2017-123 Class JI
Interest Only STRIP			Interest Only STRIP
1.780% due 10/20/65 (~)(Ê)	937	93	4.000% due 08/20/46	1,290	224
Series 2016-129 Class PI			Series 2017-136 Class IG
Interest Only STRIP			Interest Only STRIP
4.500% due 06/20/45	1,034	232	3.500% due 02/20/44	6,348	779
Series 2016-135 Class PI			Series 2017-136 Class IY
Interest Only STRIP			Interest Only STRIP
4.000% due 05/20/46	1,737	327	5.000% due 03/20/45	3,809	825
Series 2016-147 Class BI			Series 2017-141 Class ID
Interest Only STRIP			Interest Only STRIP
4.000% due 10/20/46	1,238	236	3.500% due 07/20/47	4,037	664
Series 2016-H01 Class AI			Series 2017-162 Class QI
Interest Only STRIP			Interest Only STRIP
1.701% due 01/20/66 (~)(Ê)	6,493	587	5.000% due 10/20/47	1,275	285
Series 2016-H16 Class DI			Series 2017-H03 Class EI
Interest Only STRIP			Interest Only STRIP
2.194% due 06/20/66 (~)(Ê)	3,254	361	2.373% due 01/20/67 (~)(Ê)	2,821	418
Series 2016-H18 Class QI			Series 2017-H03 Class KI
Interest Only STRIP			Interest Only STRIP
1.975% due 06/20/66 (~)(Ê)	2,857	341	2.776% due 01/20/67 (~)(Ê)	1,519	219
Series 2016-H20 Class NI			Series 2017-H06 Class BI
Interest Only STRIP			Interest Only STRIP
2.317% due 09/20/66 (~)(Ê)(Š)	6,106	710	2.256% due 02/20/67 (~)(Ê)	7,058	901
Series 2016-H21 Class AI			Series 2017-H06 Class DI
Interest Only STRIP			Interest Only STRIP
2.265% due 07/26/29 (~)(Ê)(Š)	9,740	1,254	1.755% due 02/20/67 (~)(Ê)	8,703	758
Series 2016-H27 Class BI			Series 2017-H06 Class MI
Interest Only STRIP			Interest Only STRIP
2.344% due 12/20/66 (~)(Ê)	4,371	505	2.170% due 02/20/67 (~)(Ê)	2,640	315
Series 2017-17 Class EI			Series 2017-H08 Class NI
Interest Only STRIP			Interest Only STRIP
4.000% due 09/20/44	2,944	417	2.147% due 03/20/67 (~)(Ê)	7,279	871
Series 2017-38 Class DI			Series 2017-H09 Class DI
Interest Only STRIP			Interest Only STRIP
5.000% due 03/16/47	811	176	1.695% due 03/20/67 (~)(Ê)	4,144	389
Series 2017-57 Class AI			Series 2017-H16 Class EI
Interest Only STRIP			Interest Only STRIP
4.000% due 06/20/45	1,041	194	1.637% due 08/20/67 (~)(Ê)	7,101	771

See accompanying notes which are an integral part of the financial statements.

718 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
		Amount ($)	Value		Amount ($)		Value
		or Shares	$			or Shares	$
Series 2017-H18 Class FI				Series B
Interest Only STRIP				11.000% due 07/24/20	COP	556,200	223
2.182% due 09/20/67 (~)(Ê)		3,808	538	Credit Suisse Group Funding, Ltd.
Series 2017-H21 Class DI				2.750% due 08/08/25	GBP	1,370	1,907
Interest Only STRIP				Czech Republic Government
1.629% due 10/20/67 (~)(Ê)		10,201	972	International Bond
ML-CFC Commercial Mortgage Trust				Series 97
Series 2006-4 Class C				0.450% due 10/25/23	CZK	47,570	2,154
5.324% due 12/12/49 (~)(Ê)		404	397	DVB Bank SE
Morgan Stanley Bank of America				1.250% due 09/15/21	EUR	600	732
Merrill Lynch Trust				Enbridge, Inc.
Series 2013-C12 Class E				4.570% due 03/11/44	CAD	945	717
4.764% due 10/15/46 (~)(Å)(Ê)		586	482	Galp Energia, SGPS SA
Series 2014-C18 Class D				1.000% due 02/15/23	EUR	400	478
3.389% due 10/15/47 (Å)		300	225	German Government International
Morgan Stanley Capital I Trust				Bond
Series 2011-C3 Class G				0.500% due 02/15/28	EUR	160	192
5.188% due 07/15/49 (~)(Å)(Ê)		586	501	Germany Government International
				Bond
Series 2012-C4 Class E				0.010% due 08/15/26	EUR	220	258
5.421% due 03/15/45 (~)(Å)(Ê)		300	242	Global Switch Holdings, Ltd.
UBS-Barclays Commercial Mortgage				2.250% due 05/31/27	EUR	625	766
Trust				Grand City Properties SA
Series 2013-C6 Class E
3.500% due 04/10/46 (Å)		158	110	1.500% due 04/17/25	EUR	800	971
WFRBS Commercial Mortgage Trust				Heathrow Funding, Ltd.
Series 2011-C4 Class E				6.750% due 12/03/26	GBP	1,050	1,901
Interest Only STRIP				HSBC Holdings PLC

5.248% due 06/15/44(~)(Ê)(Þ)		147	137	5.750% due 12/20/27	GBP	735	1,218
				Hungary Government Bond
			161,235
Non-US Bonds - 4.4%				Series 19/A
ADO Properties SA				6.500% due 06/24/19	HUF	554,910	2,292
				Series 23/A
Series 1-15				6.000% due 11/24/23	HUF	87,000	416
1.500% due 07/26/24	EUR	1,000	1,202	Indonesia Treasury Bond
Akelius Residential Property AB
1.750% due 02/07/25	EUR	1,250	1,507	Series FR53
America Movil SAB de CV				8.250% due 07/15/21	IDR	17,770,000	1,341
5.000% due 10/27/26	GBP	785	1,282	Series FR72
Argentine Bonos del Tesoro				8.250% due 05/15/36	IDR	12,171,000	937
15.500% due 10/17/26	ARS	4,290	197	Series FR73
Banco de Sabadell SA				8.750% due 05/15/31	IDR	30,970,000	2,498
				InterContinental Hotels Group PLC
0.875% due 03/05/23	EUR	600	723	3.750% due 08/14/25	GBP	510	750
Brazil Notas do Tesouro Nacional				Malaysia Government International
Series NTNF				Bond
10.000% due 01/01/23	BRL	380	116	Series 0114
10.000% due 01/01/25	BRL	5,460	1,655	4.181% due 07/15/24	MYR	1,720	440
10.000% due 01/01/27	BRL	4,196	1,261	Series 0116
Bright Food Singapore Holdings Pte,				3.800% due 08/17/23	MYR	90	23
Ltd.
1.125% due 07/18/20	EUR	450	547	Series 0314
Chile Bonos de la Tesoreria				4.048% due 09/30/21	MYR	6,240	1,603
4.500% due 03/01/26	CLP	930,000	1,538	Mexican Bonos
Colombian TES				Series M 20
Series B				7.500% due 06/03/27	MXN	14,035	751
10.000% due 07/24/24	COP	6,750,000	2,902	Series M
7.500% due 08/26/26	COP	380,000	146	8.000% due 12/07/23	MXN	32,430	1,784
Colombian Titulos de Tesoreria				7.750% due 11/23/34	MXN	35,900	1,945

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 719

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
		Amount ($)	Value			Amount ($)	Value
		or Shares	$			or Shares	$
Naturgas Energia Distribucion SA				Thailand Government International
Series 0002				Bond
2.065% due 09/28/27	EUR	825	998	2.550% due 06/26/20	THB	1,800	58
NTPC, Ltd.				2.000% due 12/17/22	THB	28,233	898
2.750% due 02/01/27	EUR	380	466	3.850% due 12/12/25	THB	19,003	664
Peruvian Government International				3.580% due 12/17/27	THB	7,920	272
Bond				4.875% due 06/22/29	THB	10,300	393
6.950% due 08/12/31	PEN	1,500	521	Thomson Reuters Corp.
Series REGS				3.309% due 11/12/21	CAD	700	552
6.900% due 08/12/37	PEN	1,826	620	Turkey Government International
Philippine Government Bond				Bond
Series 1060				10.700% due 08/17/22	TRY	4,770	1,084
3.625% due 09/09/25	PHP	9,900	166	7.100% due 03/08/23	TRY	2,640	518
Republic of Argentina Government				8.000% due 03/12/25	TRY	2,794	552
International Bond				Ubisoft Entertainment SA
18.200% due 10/03/21	ARS	8,333	394	1.289% due 01/30/23	EUR	400	486
Republic of Colombia Government				Western Power Distribution PLC
Bond				3.625% due 11/06/23	GBP	630	917
Series B
7.750% due 09/18/30	COP	668,800	261				63,542
Republic of South Africa Government				United States Government Treasuries - 0.2%
International Bond				United States Treasury Notes
Series 2023				4.375% due 02/15/38		1,585	1,905
7.750% due 02/28/23	ZAR	26,136	2,106	3.000% due 05/15/47		250	244
Series 2032							2,149
8.250% due 03/31/32	ZAR	7,890	607	Total Long-Term Investments
Series 2048				(cost $736,141)			731,704
8.750% due 02/28/48	ZAR	9,210	717	Common Stocks - 25.3%
Series R214				Consumer Discretionary - 2.1%
6.500% due 02/28/41	ZAR	14,350	873	Amazon.com, Inc. (Æ)		999	1,565
Republic of Turkey Government Bond				Aoyama Trading Co. , Ltd.		7,000	270
11.000% due 02/24/27	TRY	619	142	Axel Springer SE Class A		5,366	439
Romania Government International				BJ's Restaurants, Inc.		10,456	584
Bond				BMC Stock Holdings, Inc. (Æ)		10,816	187
Series 10Y				Carrols Restaurant Group, Inc. (Æ)		15,817	163
4.750% due 02/24/25	RON	1,415	374	Celestica, Inc. (Æ)		46,173	531
RSA Insurance Group PLC				Century Communities, Inc. (Æ)		8,977	276
5.125% due 10/10/45 (Ê)	GBP	415	628	Cie Financiere Richemont SA		10,349	983
Russian Federal Bond - OFZ				Costco Wholesale Corp.		2,251	444
Series 6205				Cracker Barrel Old Country Store,			319
7.600% due 04/14/21	RUB	45,640	745	Inc. (Ñ)		1,936
Series 6212				Daily Mail & General Trust PLC		3,637	34
7.050% due 01/19/28	RUB	82,463	1,302	Class A
Series 6215				Del Taco Restaurants, Inc. (Æ)		22,203	248
7.000% due 08/16/23	RUB	118,230	1,897	Diageo PLC		34,283	1,219
SGSP (Australia) Assets Pty, Ltd.				Euromoney Institutional Investor PLC		5,071	92
5.125% due 02/11/21	GBP	190	285	Fields Corp.		19,900	217
South Africa Government International				First Cash Financial Services, Inc.		4,813	417
Bond				Foundation Building Materials, Inc.		13,112	184
Series R186				(Æ)
10.500% due 12/21/26	ZAR	13,120	1,201	Garmin, Ltd.		7,300	428
State Grid Overseas Investment, Ltd.				Genuine Parts Co.		4,314	381
Series REGS				Grand Korea Leisure Co. , Ltd.		29,009	736
1.250% due 05/19/22	EUR	1,440	1,771	Grupo Televisa SAB - ADR		53,048	951
TDF Infrastructure SAS				Hibbett Sports, Inc. (Æ)		14,531	395
2.875% due 10/19/22	EUR	1,300	1,701	Hilton Worldwide Holdings, Inc.		3,725	294
				Home Depot, Inc. (The)		3,129	578

See accompanying notes which are an integral part of the financial statements.

720 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Honda Motor Co. , Ltd.	39,400	1,353	George Weston, Ltd.	3,697	303
Hyundai Motor Co.	19,886	2,974	Golden Agri-Resources, Ltd.	5,079,400	1,319
ITOCHU Corp.	17,400	348	JM Smucker Co. (The)	2,758	315
JD. com, Inc. - ADR(Æ)	27,008	986	Kernel Holding SA(Þ)	16,986	230
Kangwon Land, Inc.	15,337	415	Kimberly-Clark Corp.	3,192	330
Kyocera Corp.	800	51	Kraft Heinz Co. (The)	4,517	255
Las Vegas Sands Corp.	2,181	160	Lenta, Ltd. - GDR(Æ)	61,285	345
Leggett & Platt, Inc.	5,388	218	Loblaw Cos. , Ltd.	6,065	308
Libbey, Inc.	40,538	232	McBride PLC(Æ)(Š)	1,091,910	2
Lifestyle International Holdings, Ltd.	178,000	333	McCormick & Co. , Inc.	3,398	358
Madison Square Garden Co. (The)	4,460	1,084	PepsiCo, Inc.	30,708	3,100
Class A(Æ)			Procter & Gamble Co. (The)	49,578	3,586
Majestic Wine PLC	21,846	125	Qol Co. , Ltd.	12,600	259
Marks & Spencer Group PLC	49,511	195	Scandinavian Tobacco Group A/S(Þ)	61,750	1,032
Matthews International Corp. Class A	5,535	272	Smart & Final Stores, Inc. (Æ)	37,921	193
MDC Partners, Inc. Class A(Æ)(Þ)	128,315	969	Stock Spirits Group PLC(Þ)	173,692	595
Nissan Motor Co. , Ltd.	41,600	438	SUPERVALU, Inc. (Æ)(Ñ)	55,115	965
Omnicom Group, Inc.	2,828	208	Swedish Match AB	48,175	2,153
Pandora Media, Inc. (Æ)(Ñ)	114,049	640	Sysco Corp.	4,794	300
Pandox AB	13,144	222	Tesco PLC	46,122	150
Sankyo Co. , Ltd.	11,500	404	Unilever NV	24,666	1,407
Secom Co. , Ltd.	5,261	394	Wm Morrison Supermarkets PLC	130,875	437
Sekisui House, Ltd.	24,700	452
Shaw Communications, Inc. Class B	16,202	333			23,995
Shingakukai Co. , Ltd.	6,400	37	Energy- 1.4%
Sinclair Broadcast Group, Inc. Class A	43,554	1,235	AltaGas, Ltd. - ADR	14,977	289
Singapore Press Holdings, Ltd.	140,800	287	APA Group	14,696	92
Sky PLC	4,515	86	BP PLC	96,694	714
Skylark Co. , Ltd.	14,300	210	BP PLC - ADR	30,301	1,351
Television Broadcasts, Ltd.	122,100	388	Cenovus Energy, Inc.	24,663	247
Thomson Reuters Corp.	8,620	347	Chevron Corp.	6,220	778
Tiffany & Co.	337	35	Cloud Peak Energy, Inc. (Æ)	94,114	300
Toyota Motor Corp.	900	59	Denison Mines Corp. (Æ)	371,698	171
TRI Pointe Group, Inc. (Æ)	23,340	399	Eclipse Resources Corp. (Æ)	87,635	117
Tribune Media Co. Class A	11,303	427	ENI SpA - ADR	16,758	327
Vertu Motors PLC(Þ)	371,083	255	Exxon Mobil Corp.	24,658	1,918
Vivendi SA - ADR	6,939	183	Fission Uranium Corp. (Æ)	377,153	191
Wal-Mart Stores, Inc.	4,629	409	Flotek Industries, Inc. (Æ)	47,649	170
Yamada Denki Co. , Ltd.	29,600	155	Foresight Energy LP(Þ)	26,244	93
Zalando SE(Æ)(Þ)	12,115	623	Gazprom PJSC	923,643	2,135
		29,876	Green Plains, Inc.	16,617	309
			Gulfport Energy Corp. (Æ)	122,037	1,135
Consumer Staples - 1.7%			Hunting PLC(Æ)	7,770	86
Altria Group, Inc.	460	26	JX Holdings, Inc.	30,900	202
Astarta Holding NV(Æ)	6,074	79	Keppel Corp. , Ltd. - ADR	50,989	312
BrasilAgro - Co. Brasileira de	29,490	112	Kinder Morgan, Inc.	30,645	484
Britvic Propriedades PLC Agricolas	20,826	205	Lukoil PJSC	7,725	509
China Yurun Food Group, Ltd. (Æ)	371,000	58	Matrix Service Co. (Æ)	27,601	425
Church & Dwight Co. , Inc.	6,709	310	McDermott International, Inc. (Æ)	92,319	609
CK Hutchison Holdings, Ltd.	78,719	930	Occidental Petroleum Corp.	2,784	215
CLIO Cosmetics Co. , Ltd. (Þ)	12,549	424	OMV AG	5,517	342
Coca-Cola Co. (The)	81,353	3,515	ONEOK, Inc.	4,196	253
Dr Pepper Snapple Group, Inc.	2,231	268	PrairieSky Royalty, Ltd.	6,721	149
General Mills, Inc.	2,877	126	ProPetro Holding Corp. (Æ)(Ñ)	14,008	256
			Range Resources Corp. (Ñ)	118,299	1,638

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 721

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Royal Dutch Shell PLC Class A	29,878	1,038	C&F Financial Corp.	1,226	71
Royal Dutch Shell PLC Class B	20,272	724	CA Immobilien Anlagen AG	1,083	38
Solaris Oilfield Infrastructure, Inc.	5,803	109	Canadian Imperial Bank of Commerce	4,296	374
Class A(Æ)			Capitol Federal Financial, Inc.	31,879	398
Statoil ASA Class N	17,588	450	Cedar Realty Trust, Inc. (ö)	92,071	358
Superior Energy Services, Inc. (Æ)	21,521	231	Central Pacific Financial Corp.	23,825	693
Targa Resources Corp.	2,981	140	CFE Capital, S de RL de CV(Æ)(ö)	43,700	44
TETRA Technologies, Inc. (Æ)	181,121	712	Charter Hall Group - ADR(ö)	71,282	315
Total SA	8,584	539	Chartwell Retirement Residences	25,760	297
Williams Cos. , Inc. (The)	6,552	169	Chemung Financial Corp.	2,801	132
		19,929	Chubb, Ltd.	2,368	321
			CI Financial Corp.	11,326	238
Financial Services - 7.2%			Cincinnati Financial Corp.	5,176	364
3i Group PLC	30,016	388	Citigroup, Inc.	23,650	1,615
Activia Properties, Inc. (ö)	75	333	Citizens & Northern Corp.	8,219	198
ADO Properties SA(Þ)	6,552	360	CK Asset Holdings, Ltd.	158,500	1,366
Aedas Homes SAU(Æ)(Þ)	4,292	153	CMC Markets PLC(Þ)	26,255	68
Aedifica (ö)	1,201	108	CME Group, Inc. Class A	3,363	530
Aflac, Inc.	7,960	363	CNA Financial Corp.	7,508	379
AGNC Investment Corp. (Æ)	23,732	449	CNO Financial Group, Inc.	30,568	655
Agree Realty Corp. (ö)	3,022	148	Colony NorthStar, Inc. (Æ)(ƒ)	24,430	591
Allied Properties Real Estate	14,374	464	Corporate Office Properties Trust(ö)	8,002	220
Investment Trust(ö)			Cousins Properties, Inc. (ö)		332
Ally Financial, Inc.	38,449	1,004		37,370
Alstria Office AG(ö)	16,080	241	Credit Agricole SA	5,254	86
American Financial Group, Inc.	1,847	209	Crown Castle International Corp.(ö)	4,530	457
American Tower Corp. (ö)	5,206	710	CyrusOne, Inc. (ö)	3,728	200
Ameris Bancorp	14,641	757	Daiwa House REIT Investment Corp.	135	324
			(ö)
Aon PLC	2,988	426	Daiwa Securities Group, Inc.	17,000	105
Aozora Bank, Ltd.	11,000	445	Derwent London PLC (ö)	5,187	228
Apartment Investment & Management	10,426	423	Deutsche Wohnen SE	26,376	1,246
Co. Class A(ö)			Dexus Property Group(Æ)(ö)		682
Arrow Financial Corp.	3,129	111		95,746
Arthur J Gallagher & Co.	6,268	439	Digital Realty Trust, Inc. (ö)	6,955	735
Assura PLC(ö)	383,952	315	DNB ASA	11,665	218
Assured Guaranty, Ltd.	23,599	856	Douglas Emmett, Inc. (ö)	8,772	327
Aviva PLC	63,453	461	Dundee Corp. Class A(Æ)(Ñ)	76,387	126
Axis Capital Holdings, Ltd.	4,077	239	Elementis PLC	50,190	195
Banco Bilbao Vizcaya Argentaria SA			EMC Insurance Group, Inc.	11,067	288
- ADR	5,514	45	Empire Insurance State Realty Trust,. Inc. Class	13,791	240
Banco Latinoamericano de Comercio	13,765	373	A(ö)
Exterior SA Class E			Entra ASA(Þ)	20,568	283
Banco Santander SA - ADR	7,869	51	Equinix, Inc. (Æ)(ö)	545	229
Bank Leumi Le-Israel BM	27,297	161	Equity LifeStyle Properties, Inc. Class	5,571	497
Bank of Ireland Group PLC	24,634	221	A(ö)
Bank of Montreal	1,393	106	Erie Indemnity Co. Class A	2,960	346
Banner Corp.	12,173	699	Essent Group, Ltd. (Æ)	7,875	260
Barclays PLC	137,450	392	Essex Property Trust, Inc. (ö)	2,645	634
Big Yellow Group PLC(ö)	21,638	274	Etalon Group, Ltd. - GDR	167,850	478
BlackRock, Inc. Class A	97	51	Everest Re Group, Ltd.	989	230
Boardwalk Real Estate Investment			Extra Space Storage, Inc. (ö)	10,635	953
Trust (Ñ)(ö)	16,917	608	Fidelity National Information Services,	4,462	424
BOC Aviation, Ltd. (Þ)	52,500	307	Inc.
Bolsas y Mercados Espanoles SHMSF	2,698	95	First Business Financial Services, Inc.	5,149	134
SA			First Financial Northwest, Inc.	12,282	208
BR Malls Participacoes SA	61,363	191	First Foundation, Inc. (Æ)	42,522	761
British Land Co. PLC (The) (ö)	2,760	25	Fiserv, Inc. (Æ)	6,206	440

See accompanying notes which are an integral part of the financial statements.

722 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Fonciere Des Regions (ö)	3,290	368	McBride PLC(Æ)	72,794	150
Foxtons Group PLC(Þ)	300,371	318	MedEquities Realty Trust, Inc. (ö)	23,522	240
Fulton Financial Corp.	39,708	671	Meridian Bancorp, Inc.	39,272	742
Gecina SA (ö)	2,106	364	Merlin Properties SOCIMI SA(ö)	30,724	474
GEO Group, Inc. (The)(ö)	18,621	419	MGIC Investment Corp. (Æ)	40,131	402
Getty Realty Corp. (ö)	26,538	665	MidWestOne Financial Group, Inc.	2,422	78
GGP, Inc. (Æ)(ö)	23,520	470	Mitsubishi Estate Co. , Ltd.	9,300	170
GLP J-REIT (ö)	199	213	Mitsui Fudosan Co. , Ltd.	45,190	1,159
Goodman Group (ö)	81,498	555	Mizuho Financial Group, Inc.	241,700	438
GPT Group (The) (ö)	99,435	361	Monmouth Real Estate Investment	20,484	491
Gramercy Property Trust (ö)	31,388	738	Corp. (Æ)(ƒ)
Granite Point Mortgage Trust, Inc. (ö)	11,229	187	Moscow Exchange MICEX-RTS PJSC	170,697	327
Great Eastern Holdings, Ltd.	5,700	133	MS&AD Insurance Group Holdings,	10,100	339
			Inc.
Great-West Lifeco, Inc.	8,920	238	National Bank Holdings Corp. Class A	22,033	775
Guoco Group, Ltd. (Ñ)	32,000	424	New York Community Bancorp, Inc.	4,776	57
Hang Lung Properties, Ltd. - ADR	181,000	428	Nomura Real Estate Holdings, Inc.	13,400	333
Hang Seng Bank, Ltd.	16,000	405	Nordea Bank AB	28,575	290
Hanover Insurance Group, Inc. (The)	2,639	303	Northfield Bancorp, Inc.	36,429	577
HomeStreet, Inc. (Æ)	27,393	699	Northwest Bancshares, Inc.	12,736	211
Hopewell Holdings, Ltd.	94,000	334	Numis Corp. PLC	23,683	131
Host Hotels & Resorts, Inc. (ö)	41,859	819	Old Republic International Corp.	8,620	176
HSBC Holdings PLC	56,254	561	Oritani Financial Corp.	27,969	428
IGM Financial, Inc.	5,049	155	Orix JREIT, Inc. (ö)	101	155
Iguatemi Empresa de Shopping	18,494	188	Oversea-Chinese Banking Corp. , Ltd.	28,559	295
Immofinanz Centers SA AG	266,132	698	PAX Global Technology, Ltd. (Ñ)	1,343,000	610
Inmobiliaria Colonial Socimi SA (ö)	27,487	319	PayPal Holdings, Inc. (Æ)	20,373	1,520
Intact Financial Corp.	4,753	362	Popular, Inc.	27,061	1,253
Interactive Brokers Group, Inc. Class	30,877	2,291	ProAssurance Corp.	6,014	284
A			Progressive Corp. (The)	7,069	426
Intesa Sanpaolo SpA	27,151	103	Prologis, Inc. (ö)	13,667	887
Investors Bancorp, Inc.	21,763	291	Provident Financial Holdings, Inc.	3,394	62
Invincible Investment Corp. (ö)	377	169	Realty Income Corp. (ö)	15,278	772
Invitation Homes, Inc. (ö)	31,596	731	Regency Centers Corp. (ö)	4,756	280
ITE Group PLC	54,147	113	RenaissanceRe Holdings, Ltd.	14,538	1,978
Jack Henry & Associates, Inc.	2,922	349	Royal Bank of Canada - GDR	6,615	503
James River Group Holdings, Ltd.	8,717	317	Royal Bank of Scotland Group PLC(Æ)	406,401	1,509
Japan Retail Fund Investment Corp.(ö)	76	142	Sabra Health Care REIT, Inc.(Æ)(ƒ)(ö)	16,252	352
Kearny Financial Corp. (Þ)	22,726	319	Safety Insurance Group, Inc.	3,670	294
Kemper Corp.	11,263	760	Saul Centers, Inc. (Æ)(ƒ)	8,167	199
Kennedy-Wilson Holdings, Inc. (Ñ)	45,732	867	Sberbank of Russia PJSC Class T	196,854	707
Kilroy Realty Corp. (ö)	10,262	735	Segro PLC(ö)	65,019	577
Klepierre SA - GDR(ö)	5,108	209	Seritage Growth Properties (Ñ)(ö)	5,701	203
Ladder Capital Corp. Class A(ö)	38,798	539	Simon Property Group, Inc. (ö)	3,517	550
Land Securities Group PLC(ö)	18,335	248	Skandinaviska Enskilda Banken AB	29,926	282
Life Storage, Inc. (Æ)(ö)	2,319	205	Class A
Link Real Estate Investment Trust (ö)	120,500	1,065	Sl Green Realty Corp. (Æ)(ƒ)	2,886	73
Lloyds Banking Group PLC	3,359,622	2,986	Solidere - GDR(Æ)(Š)	4,542	38
LondonMetric Property PLC(ö)	82,706	216	Sompo Japan Nipponkoa Holdings,	21,994	922
			Inc.
Longfor Properties Co. , Ltd.	18,500	55	Sprott, Inc.	361,835	958
LSL Property Services PLC(Å)	186,908	639	St. Modwen Properties PLC	31,522	178
Man Group PLC	90,574	225	State Bank Financial Corp.	24,204	763
Marsh & McLennan Cos. , Inc.	4,093	334	Sumitomo Mitsui Financial Group,		145
MasterCard, Inc. Class A	8,457	1,508	Inc.	3,500
MBIA, Inc. (Æ)(Ñ)	140,571	1,198	Summit Financial Group, Inc.	4,968	124
			Sun Communities, Inc. (ö)	7,820	734

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 723

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sun Hung Kai Properties, Ltd.	60,000	963	Gilead Sciences, Inc.	1,703	123
Sunstone Hotel Investors, Inc. (ö)	20,011	312	GlaxoSmithKline PLC - ADR	76,881	1,543
Swedbank AB Class A	13,376	291	Henry Schein, Inc. (Æ)	3,864	294
Synchrony Financial	30,521	1,012	Hill-Rom Holdings, Inc.	4,346	373
Territorial Bancorp, Inc.	6,806	207	Hologic, Inc. (Æ)	953	37
TFS Financial Corp.	13,541	202	Humana, Inc.	181	53
Tokio Marine Holdings, Inc.	3,100	146	Johnson & Johnson	36,288	4,590
Tokyo Tatemono Co. , Ltd.	41,473	632	Laboratory Corp. of America	2,515	429
Toronto Dominion Bank	5,796	326	Holdings(Æ)
Travelers Cos. , Inc. (The)	2,457	323	Medtronic PLC	5,850	469
Tryg A/S	11,508	273	Merck & Co. , Inc.	2,786	164
Two Harbors Investment Corp. (ö)	59,250	904	Merck KGaA	1,801	176
UBS Group AG(Æ)	2,998	50	Millennium Health LLC(Å)(Æ)	2,491	—
UDR, Inc. (ö)	17,759	642	Novartis AG	27,502	2,115
UNITE Group PLC (The)(ö)	24,842	285	Owens & Minor, Inc.	10,178	165
United Community Banks, Inc.	13,621	435	Patterson Cos. , Inc.	2,920	68
United Financial Bancorp, Inc. (Þ)	50,667	838	PerkinElmer, Inc.	5,310	390
Uranium Participation Corp. (Æ)(Þ)	305,140	922	Pfizer, Inc.	137,330	5,029
Urban & Civic PLC	57,031	250	Protek PJSC(Å)	123,101	184
Validus Holdings, Ltd.	1,406	95	Quest Diagnostics, Inc.	3,964	401
VEREIT, Inc. (ö)	44,295	301	ResMed, Inc.	2,199	208
VICI Properties, Inc. (ö)	11,635	212	Roche Holding AG	6,439	1,429
Weingarten Realty Investors(ö)	17,912	492	Sanofi - ADR	30,205	2,384
Wells Fargo & Co.	77,048	4,002	Steris PLC	4,337	410
Workspace Group PLC(ö)	8,345	127	Stryker Corp.	2,747	465
XL Group, Ltd.	28,245	1,570	Taisho Pharmaceutical Holdings Co.,	7,700	737
			Ltd.
		103,374	Teleflex, Inc.	1,306	350
			Thermo Fisher Scientific, Inc.	2,432	512
Health Care - 2.6%			Toho Holdings Co. , Ltd.	12,700	309
Abbott Laboratories	20,490	1,192	Trinity Biotech PLC - ADR(Æ)(Þ)	58,313	271
AbbVie, Inc.	7,017	677	TT electronics PLC	68,659	209
Abiomed, Inc. (Æ)	594	179	UnitedHealth Group, Inc.	3,116	737
Accuray, Inc. (Æ)	145,796	729	Varian Medical Systems, Inc. (Æ)	3,372	390
Aetna, Inc.	202	36	WellCare Health Plans, Inc. (Æ)	263	54
Agilent Technologies, Inc.	2,655	175	Zimmer Biomet Holdings, Inc.	420	48
Allergan PLC	1,372	211			37,108
Amgen, Inc.	918	160
Baxter International, Inc.	6,303	438	Materials and Processing - 1.7%
Bayer AG	11,888	1,423	Allegheny Technologies, Inc.(Æ)(Ñ)	49,387	1,313
BeiGene, Ltd. - ADR(Æ)(Ñ)	3,938	668	Anglo American PLC	16,038	376
BML, Inc.	23,700	598	Barrick Gold Corp.	82,230	1,108
Bristol-Myers Squibb Co.	24,203	1,262	Bear Creek Mining Corp. (Å)(Æ)(Ñ)	86,010	136
Cardinal Health, Inc.	526	34	Cameco Corp. Class A	233,058	2,455
Charles River Laboratories	1,121	117	Carpenter Technology Corp.	10,466	557
Chr International, Hansen Holding Inc. (Æ) A/S	10,038	910	Centerra Gold, Inc. (Æ)	112,457	687
Cigna Corp.	1,183	203	DS Smith PLC Class F	20,089	144
Coloplast A/S Class B	6,726	570	Dundee Precious Metals, Inc. (Æ)	175,780	446
Cooper Cos. , Inc. (The)	146	33	Elematec Corp.	6,000	134
Dentsply Sirona, Inc.	2,750	138	Essentra PLC	31,722	192
Edwards Lifesciences Corp. (Æ)	351	45	Ferroglobe PLC(Æ)	94,319	1,066
Eli Lilly & Co.	5,167	419	Gabriel Resources, Ltd. (Å)(Æ)	2,112,791	592
Fresenius Medical Care AG & Co.	2,841	289	Getlink SE	5,435	77
Fresenius SE & Co. KGaA	3,470	265	Gold Fields, Ltd. - ADR	70,808	270
Genmab A/S(Æ)	6,039	1,221	Goldcorp, Inc.	26,630	354

See accompanying notes which are an integral part of the financial statements.

724 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Haynes International, Inc.	16,075	672	Danone SA	13,736	1,107
Impala Platinum Holdings, Ltd. (Æ)	424,277	759	De La Rue PLC	17,803	130
Ivanhoe Mines, Ltd. Class A(Æ)	97,282	201	Diana Shipping, Inc. (Æ)(Ñ)	95,667	343
Kinross Gold Corp. (Æ)	164,028	636	Ebara Corp.	24,400	934
Landec Corp. (Æ)(Þ)	21,022	280	Eiffage SA	2,143	255
Lundin Gold, Inc. (Å)(Æ)(Ñ)	172,882	664	Emerson Electric Co.	7,338	487
MHP SE - GDR(Þ)	64,367	850	Ferrovial SA	4,678	100
Mosaic Co. (The)	18,224	491	Flughafen Zurich AG	2,551	532
New Gold, Inc. (Æ)	283,688	664	Fraport AG Frankfurt Airport Services	2,141	207
Newcrest Mining, Ltd.	131,805	2,092	Worldwide
NexGen Energy, Ltd. (Æ)(Ñ)	443,604	884	FreightCar America, Inc. (Þ)	52,267	729
Nitto FC Co. , Ltd.	8,800	59	GEA Group AG	28,776	1,124
Northern Dynasty Minerals, Ltd.(Æ)	211,334	189	Generac Holdings, Inc. (Æ)	7,866	354
(Ñ)			Genpact, Ltd.	2,322	74
Novagold Resources, Inc. (Æ)(Ñ)	92,975	444	Great Lakes Dredge & Dock Corp.	141,200	650
OHL Mexico SAB de CV(Þ)	61,802	92	(Æ)(Þ)
Rio Tinto PLC	6,884	373	Grupo Aeroportuario del Pacifico SAB	1,927	201
			de CV - ADR
Safestore Holdings PLC(ö)	29,981	225	Guangshen Railway Co. , Ltd. Class H	814,000	472
Sandstorm Gold, Ltd. (Æ)(Ñ)	32,840	152	Honeywell International, Inc.	3,859	558
Schweitzer-Mauduit International, Inc.	6,366	248	ICF International, Inc.	9,884	663
Seabridge Gold, Inc. (Æ)(Ñ)	54,552	571	IHS Markit, Ltd. (Æ)	26,877	1,320
SIG PLC - ADR	80,561	158	Japan Steel Works, Ltd. (The)	13,100	427
Smart Sand, Inc. (Æ)	58,394	427	Jiangsu Expressway Co. , Ltd. Class		99
Sonoco Products Co.	1,303	67	H(Þ)	72,000
Tahoe Resources, Inc.	82,192	414	Kaman Corp. Class A	1,138	69
Tikkurila OYJ(Ñ)(Þ)	28,598	516	Kamigumi Co. , Ltd.	18,500	417
Travis Perkins PLC	36,332	632	KBR, Inc.	68,989	1,151
Turquoise Hill Resources, Ltd. (Æ)	266,500	792	Kitagawa Industries Co. , Ltd. (Å)	27,431	369
Wheaton Precious Metals Corp. (Ñ)	65,103	1,354	Kurita Water Industries, Ltd.	3,800	123
		24,813	Lockheed Martin Corp.	1,651	530
			Lookers PLC	276,721	385
Producer Durables - 2.9%			Luks Group Vietnam Holdings Co. ,	390,000	123
			Ltd. (Å)
3M Co.	2,593	504	Malaysia Airports Holdings BHD	24,000	54
ABB, Ltd.	15,731	367	MAN SE	3,232	373
Abertis Infraestructuras SA	8,298	183	Meggitt PLC	122,658	796
Accenture PLC Class A	3,585	542	Mitsubishi Corp.	52,400	1,449
Aena SA(Þ)	3,383	697	Mitsui & Co. , Ltd.	91,300	1,648
Aeroports de Paris	569	125	MTR Corp. , Ltd.	44,500	250
Andritz AG	14,063	756	National Express Group PLC	44,419	240
Ardmore Shipping Corp. (Æ)(Ñ)(Þ)	108,791	870	Nestle SA	17,528	1,355
Ascential PLC	22,892	133	Organo Corp.	17,400	543
Atlantia SpA	13,382	443	Orion Group Holdings, Inc. (Æ)(Þ)	67,866	411
Auckland International Airport, Ltd.	56,968	255	Orkla ASA
(Þ)				49,167	454
BAE Systems PLC	123,790	1,039	QinetiQ Group PLC	107,420	340
Boeing Co. (The)	1,954	652	Raytheon Co.	2,649	543
Boskalis Westminster	7,882	233	Republic Services, Inc. Class A	5,868	380
Bureau Veritas SA	27,018	704	Restaurant Group (The) PLC	75,844	316
Celadon Group, Inc. (Æ)(Ñ)	18,284	51	Rockwell Automation, Inc.	1,476	243
Central Japan Railway Co.	500	100	Rumo SA(Æ)	38,822	165
CH Robinson Worldwide, Inc.	4,887	450	Scorpio Tankers, Inc.	244,891	651
Convergys Corp.	9,871	231	Secom Joshinetsu Co. , Ltd. (Þ)	3,202	108
Covanta Holding Corp.	46,630	695	ServiceSource International, Inc.(Æ)	34,568	131
Daiseki Co. , Ltd.	16,700	520	SIA Engineering Co. , Ltd.	119,800	293
Danaher Corp.	4,748	476	Singapore Airlines, Ltd. (Æ)	26,900	220
			Skanska AB Class B	15,197	297

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 725

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Speedy Hire	93,164	69	NTT DOCOMO, Inc.	19,800	513
Spirit Airlines, Inc. (Æ)	6,195	221	NVC Lighting Holdings, Ltd.	1,824,427	184
StealthGas, Inc. (Æ)(Þ)	78,767	332	Ooma, Inc. (Æ)(Þ)	23,206	247
Team, Inc. (Æ)(Ñ)	43,392	735	Oracle Corp.	104,977	4,794
Transurban Group - ADR(Æ)	24,964	217	QAD, Inc. Class A	9,409	422
Tsakos Energy Navigation, Ltd. (Ñ)	117,590	426	QUALCOMM, Inc.	5,503	281
Tutor Perini Corp. (Æ)	34,108	704	Quantenna Communications, Inc.(Æ)	14,909	189
Union Pacific Corp.	3,539	473	Ribbon Communications, Inc. (Æ)	32,657	190
United Technologies Corp.	4,125	496	Rogers Communications, Inc. Class B	8,792	415
Vinci SA	1,947	194	SAMCO, Inc.	5,800	66
Waste Management, Inc.	5,736	466	SDL PLC	11,436	62
Waters Corp. (Æ)	1,909	360	ServiceNow, Inc. (Æ)	4,144	688
West Japan Railway Co.	5,400	383	SES SA(Ñ)	9,980	154
Wirecard AG	2,704	368	Silverlake Axis, Ltd.	533,461	221
YRC Worldwide, Inc. (Æ)	59,305	493	Singapore Telecommunications, Ltd.	948,566	2,521
		41,156	Sparton Corp. (Æ)	6,910	128
			Splunk, Inc. (Æ)	3,724	382
Technology - 3.2%			StarHub, Ltd.	203,100	348
Acacia Communications, Inc.(Æ)(Ñ)	13,535	381	Synopsys, Inc. (Æ)	4,792	410
Aerohive Networks, Inc. (Æ)	68,453	279	Texas Instruments, Inc.	5,274	535
Alibaba Group Holding, Ltd.	7,292	1,302	Transcosmos, Inc.	20,300	561
Alphabet, Inc. Class A(Æ)	5,612	5,717	VASCO Data Security International,	26,205	406
- ADR(Æ)			Inc. (Æ)
Amdocs, Ltd.	6,272	422	Veeco Instruments, Inc. (Æ)	15,513	240
Amphenol Corp. Class A	4,472	374	Vodafone Group PLC	790,797	2,301
Apple, Inc.	2,902	480	VTech Holdings, Ltd.	17,821	218
Atos SE	872	117	Xilinx, Inc.	2,017	130
Autodesk, Inc. (Æ)	6,508	819	Yahoo! Japan Corp. (Ñ)	302,200	1,243
Avnet, Inc.	11,637	457			45,384
AVX Corp.	17,233	254
Baidu, Inc. - ADR(Æ)	5,599	1,405	Utilities - 2.5%
BCE, Inc.	8,808	374	ALLETE, Inc.	7,651	585
CA, Inc.	11,766	409	Alliant Energy Corp.	8,332	358
Cisco Systems, Inc.	17,103	757	American Water Works Co. , Inc.	2,338	202
CommVault Systems, Inc. (Æ)	5,741	402	Antero Midstream GP LP(Ñ)	8,750	151
Cosel Co. , Ltd.	22,439	300	Aqua America, Inc.	6,147	216
Diebold Nixdorf, Inc.	30,172	463	AT&T, Inc.	14,486	474
Ei Towers SpA	2,890	167	Atmos Energy Corp.	640	56
Electrocomponents PLC	43,484	364	Avangrid, Inc.	1,442	76
Facebook, Inc. Class A(Æ)	14,112	2,427	Avista Corp.	5,764	299
Hanergy Thin Film Power Group, Ltd.	205,123	102	Beijing Enterprises Holdings, Ltd.	13,500	67
(Æ)(Š)			Canadian Natural Resources, Ltd.	11,275	407
Icom, Inc. (Þ)	16,143	404	CenterPoint Energy, Inc.	7,979	202
Infosys, Ltd. - ADR(Ñ)	89,749	1,586	Centrais Eletricas Brasileiras SA(Æ)	218,795	1,191
Infrastrutture Wireless Italiane SpA(Þ)	23,285	187	Chemring Group PLC	59,813	172
Intel Corp.	30,573	1,578	Cheniere Energy, Inc. (Æ)	4,852	282
International Business Machines Corp.	3,502	508	China Mobile, Ltd.	79,000	751
KEYW Holding Corp. (The)(Æ)(Ñ)	56,723	439	Chugoku Electric Power Co. , Inc.
Liberty Latin America, Ltd. Class	47,492	874	(The)	24,500	306
A(Æ)			Cia de Saneamento Basico do Estado	7,565	76
Manhattan Associates, Inc. (Æ)	35,559	1,531	de Sao Paulo(Æ)
Microchip Technology, Inc.	4,412	369	CLP Holdings, Ltd.	52,000	539
Microsoft Corp.	14,161	1,324	CMS Energy Corp.	6,870	324
Moneysupermarket. com Group PLC	28,098	116	Consolidated Edison, Inc.	1,016	81
NEC Corp.	15,000	412	Delek Energy Systems, Ltd.	271	112
NeoPhotonics Corp. (Æ)(Ñ)	84,613	435	Dominion Energy, Inc.	6,128	408

See accompanying notes which are an integral part of the financial statements.

726 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
DTE Energy Co. (Æ)	7,024	235	RusHydro PJSC	106,865,481	1,261
Duke Energy Corp.	4,587	368	Sempra Energy	894	100
E. ON SE	14,999	164	Snam Rete Gas SpA	8,654	41
Edison International	4,748	311	Southwest Gas Holdings, Inc.	2,020	147
El Paso Electric Co.	4,807	245	Spark Infrastructure Group	119,360	211
Electricite de France SA	144,455	2,019	Spire, Inc.	1,855	134
Enagas SA	14,838	431	Swisscom AG	729	350
Enbridge Income Fund Holdings, Inc.	16,634	356	Tele2 AB Class B	3,989	52
Enbridge, Inc.	17,730	537	Telefonica SA - ADR	20,420	208
Endesa SA - ADR	5,543	129	Telekom Austria AG - ADR	21,089	201
Energias de Portugal SA	33,092	123	Telia Co. AB(Ñ)	62,124	305
Engie SA	62,857	1,102	TELUS Corp.	9,679	346
Entergy Corp.	2,773	226	Terna Rete Elettrica Nazionale SpA	29,919	179
Eversource Energy(Æ)	1,839	111	United Utilities Group PLC	7,512	77
Exelon Corp.	45,274	1,795	WEC Energy Group, Inc. (Æ)	11,320	728
Extraction Oil & Gas, Inc. (Æ)(Ñ)	17,484	247	Xcel Energy, Inc.	5,968	280
Federal Grid PJSC	422,059,270	1,172			35,525
FirstEnergy Corp.	1,553	53
Fortum OYJ	1,459	34	Total Common Stocks
Freenet AG	10,018	318	(cost $341,622)		361,160
Great Plains Energy, Inc.	16,174	530	Preferred Stocks - 2.9%
Guangdong Investment, Ltd.	37,039	57	Consumer Discretionary - 0.2%
Hawaiian Electric Industries, Inc.	9,743	338	CHS, Inc.
Hess Midstream Partners.	2,476	50
HighPoint Resources Corp. (Æ)	142,074	982	7.500% due 01/21/2025(¢)	36,820	1,015
HK Electric Investments & HK			GMAC Capital Trust I
Electric Investments, Ltd. (Þ)	111,000	103	8.128% due 02/15/2040	79,860	2,123
Idacorp, Inc.	1,051	98			3,138
Inpex Corp.	15,200	195	Consumer Staples - 0.0%
Inter Pipeline, Ltd.	19,887	359	Dairy Farmers of America, Inc.
KDDI Corp.	13,000	349	7.875% due 12/01/2025(¢)	2,500	289
Keyera Corp.	11,851	319
KT Corp. - ADR	85,266	1,145	Energy - 0.0%
KT Corp.	13,306	339	Southern Co. (The)
MEG Energy Corp. Class A(Æ)	323,333	1,672	6.250% due 10/15/2075	26,173	678
MPLX LP	3,715	131
National Grid PLC	13,180	153	Financial Services - 2.4%
NextEra Energy, Inc.	5,526	906	Aegon NV
NiSource, Inc.	9,072	222	6.375% due 06/25/2018(¢)	13,275	341
Northland Power, Inc.	8,599	155	Allstate Corp.
Northwest Natural Gas Co.	1,053	65	5.625% due 04/15/2023(¢)	19,655	493
NorthWestern Corp.	5,968	328	Allstate Corp. (The)
OGE Energy Corp.	11,861	390
Pattern Energy Group, Inc. Class A(Ñ)	16,106	293	5.100% due 01/15/2023	46,995	1,212
			American Homes 4 Rent
PCCW, Ltd.	711,000	440
Pembina PCCW, Ltd. Pipeline Corp.	21,821	695	6.500% (¢)	47,027	1,172
PG&E Corp.	3,232	149	Arch Capital Group, Ltd.
Pinnacle West Capital Corp.	4,078	328	5.450% due 08/17/2022(¢)	16,588	399
PNM Resources, Inc.	4,912	195	Ares Management, LP
Portland General Electric Co.	7,535	320	7.000% due 06/30/2021(¢)	40,181	1,046
Power Assets Holdings, Ltd.	20,000	148	Bank of America Corp.
PPL Corp.	50,968	1,483	7.250%	29,403	1,382
Proximus(Ñ)	4,604	141	Berkley (WR) Corp.
Public Service Enterprise Group, Inc.	4,279	223	5.700% due 03/30/2058	20,000	478
Resolute Energy Corp. (Æ)(Ñ)	8,769	293	Capital One Financial Co.

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 727

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.000% due 12/01/2021(¢)	13,591	351	Stifel Financial Corp.
Carlyle Group, LP (The)			6.250% due 07/15/2021(¢)	7,558	198
5.875% due 09/15/2022(¢)	20,575	482	Summit Hotel Properties, Inc.
Centaur Funding Corp.			6.450% (¢)	26,074	617
9.080% due 04/21/2020	500	559	Sunstone Hotel Investors, Inc.
Charles Schwab Corp. (The)			6.950% (¢)	42,891	1,065
6.000% due 12/01/2020(¢)	80,587	2,094	Taubman Centers, Inc.
Citigroup, Inc.			6.250% (¢)	6,766	161
6.300% due 02/12/2021(¢)	14,111	371	TCF Financial Corp.
CoBank ACB			5.700% due 12/01/2022(¢)	15,875	394
6.250% due 10/01/2022(¢)	11,300	1,192	UMH Properties, Inc.
Colony NorthStar, Inc.			6.750% due 07/26/2022(¢)	10,600	267
8.500% (¢)	11,900	299	Validus Holdings, Ltd.
DDR Corp.			5.875% due 06/15/2021(¢)	27,685	691
6.500% (¢)	34,633	773	Valley National Bancorp
Digital Realty Trust, Inc.			5.500% due 09/30/2022(¢)	11,950	306
6.625% due 05/15/2021(¢)	28,018	715	VEREIT, Inc.
Farm Credit Bank of Texas			6.700% (¢)	56,012	1,409
10.000% due 12/15/2020(¢)	20,696	2,327	Wells Fargo & Co.
Global Net Lease, Inc.			6.625% due 03/15/2024(¢)	75,138	1,917
7.250% due 09/12/2022(¢)	25,000	615	Wells Fargo Real Estate Investment
Hanover Insurance Group, Inc. (The)			Corp.
6.350% due 03/30/2053	27,289	686	6.375% (¢)	13,400	346
			WR Berkley Corp.
JPMorgan Chase & Co.
6.150% due 09/01/2020(¢)	21,625	567	5.750% due 06/01/2056	19,880	487
KKR & Co. , LP					33,741
6.500% due 09/15/2021(¢)	22,614	577	Materials and Processing - 0.0%
Legg Mason, Inc.			General Electric Co. (Š)

6.375% due 03/15/2056	35,601	896	4.700% due 05/16/2053	8,924	219
Morgan Stanley			Utilities - 0.3%
6.375% due 10/15/2024(¢)	60,250	1,588	Enbridge Inc.
National Retail Properties, Inc.			6.375% due 04/15/2078	33,075	835
5.700% (¢)	15,000	358	Energy Transfer Partners LP
National Storage Affiliates Trust			7.375% due 05/15/2023(¢)	11,050	274
6.000% (¢)	23,364	554	Integrys Holding, Inc.
PartnerRe, Ltd.			6.000% due 08/01/2073	27,200	700
6.500% due 04/29/2021(¢)	51,175	1,326	NuStar Logistics LP
PS Business Parks, Inc.			9.082% due 01/15/2043	10,306	260
5.700% (¢)	30,465	742	PPL Capital Funding, Inc.
QTS Realty Trust, Inc.			5.900% due 04/30/2073	19,300	484
7.125% (¢)	20,000	503	SCE Trust III
Reinsurance Group of America, Inc.			5.750% due 03/15/2024(¢)	7,000	185
5.750% due 06/15/2056	13,350	343	SCE Trust IV
Rexford Industrial Realty, Inc.			5.375% due 09/15/2025(¢)	25,210	647
5.875% (¢)	25,415	603	SCE Trust V
SCE Trust VI			5.450% due 03/15/2026(¢)	13,361	344
5.000% due 06/26/2022(¢)	15,225	343	Southern Co. (The)
STAG Industrial, Inc.			5.250% due 12/01/2022	11,000	264
6.875% due 03/17/2021(¢)	7,037	179			3,993
State Street Corp.
5.900% due 03/15/2024(¢)	12,000	317	Total Preferred Stocks
			(cost $42,694)		42,058

See accompanying notes which are an integral part of the financial statements.

728 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal		Fair
		Amount ($)		Value			Amount ($)		Value
		or Shares		$			or Shares		$
					4.276% due 11/02/18 (Ê)		730		732
Options Purchased - 0.8%					BB&T Corp.
(Number of Contracts)					5.625% due 08/01/18 (Æ)(ƒ)(Ñ)		11		263
Fannie Mae Bonds					Brookdale Senior Living, Inc.
JPMorgan Chase June 2018	USD	91,000	(ÿ)	427	2.750% due 06/15/18		1,109		1,106
96.29 Call (1)
JPMorgan Chase May 2018					Canadian Solar, Inc.
99.61 Call (1)	USD	20,000	(ÿ)	71	4.250% due 02/15/19		640		627
S&P 500 Index					Charming Charlie, Inc. Term Loan
Merrill Lynch Sep 2018 2,725.00	USD	448,808	(ÿ)	9,922	2.359% due 06/08/18 (ç)(Ê)		20		20
Call (1,647)					2.872% due 06/08/18 (Å)(Ê)		160		88
Goldman Sachs May 2018	USD	401,063	(ÿ)	31	3.750% due 06/08/18 (Ê)		140		140
2,875.00 Call (1,395)					6.340% due 06/08/18 (Å)(Ê)		8		7
Swaptions					6.372% due 06/08/18 (Å)(Ê)
(Counterparty, Fund Receives/Fund							40		34
Pays, Notional, Termination Date)					6.374% due 06/08/18 (Ê)		32		27
(Citigroup, USD 2.750%/USD 3 Month					Chart Industries, Inc.
LIBOR, USD 3,849, 05/16/28)					2.000% due 08/01/18		150		152
JPMorgan Chase May 2018 0.00		3,849	(ÿ)	1	Colombian TES
Call (1)
(Citigroup, USD 2.810%/USD 3 Month					Series B
LIBOR, USD 3,849, 05/16/28)					5.000% due 11/21/18	COP	13,170,000		4,709
JPMorgan Chase May 2018 0.00		3,849	(ÿ)	2	Cowen, Inc.
Call (1)					3.000% due 03/15/19		760		759
(Citigroup, USD 2.840%/USD 3 Month
LIBOR, USD 15,397, 05/29/28)					Dairy Farmers of America, Inc.
JPMorgan Chase May 2018 0.00		15,397	(ÿ)	22	7.875% due 12/01/18 (Æ)(ƒ)(Þ)		6		617
Call (1)					Deutsche Bank Contingent Capital
(Citigroup, USD 2.922%/USD 3 Month					Trust V
LIBOR, USD 10,362, 05/22/28)					8.050% due 06/30/18 (Æ)(ƒ)(Ñ)		14		344
JPMorgan Chase May 2018 0.00		10,362	(ÿ)	30	Golden Ocean Group, Ltd.
Call (1)					3.070% due 01/30/19		600		570
(Goldman Sachs, USD 2.666%/USD 3
Month LIBOR, USD 7,699, 05/22/28)					GSV Capital Corp.
JPMorgan Chase May 2018 0.00		7,699	(ÿ)	1	5.250% due 09/15/18		350		353
Call (1)					Navistar International Corp.
(Goldman Sachs, USD 2.902%/USD 3					4.500% due 10/15/18		897		904
Month LIBOR, USD 10,362, 06/01/28)
JPMorgan Chase May 2018 0.00		10,362	(ÿ)	34	4.750% due 04/15/19		240		247
Call (1)					NRG Yield, Inc.
(Morgan Stanley, USD 3.005%/USD 3					3.500% due 02/01/19 (Þ)		429		428
Month LIBOR, USD 15,542, 05/31/28)					Real Alloy Holding, Inc.
JPMorgan Chase May 2018 0.00		15,542	(ÿ)	111	10.000% due 01/15/19 (Å)(Ø)(Š)		1,099		—
Call (1)
(Goldman Sachs, USD 3 Month					Real Alloy Holding, Inc. Term Loan
LIBOR/USD 3.082%, USD 10,362,					11.500% due 05/16/18 (Å)(Ê)(Š)		1,411		1,459
06/01/28)					5.676% due 05/17/18 (Å)(ç)(Ê)(Š)		706		706
JPMorgan Chase May 2018 0.00		10,362	(ÿ)	25	Republic of Argentina Government
Put (1)					International Bond
(Morgan Stanley, USD 3 Month					21.200% due 09/19/18	ARS	800		39
LIBOR/USD 3.005%, USD 15,542,					25.331% due 03/11/19 (Ê)	ARS	410		21
05/31/28)

JPMorgan Chase May 2018 0.00		15,542	(ÿ)	67	Resource Capital Corp.
Put (1)					6.000% due 12/01/18		460		463
Total Options Purchased					U. S. Cash Management Fund(@)		204,747,081	(8)	204,747
					United States Treasury Bills
(cost $23,392)				10,744	0.992% due 05/03/18 (ç)(~)		486		486
Short-Term Investments - 16.9%					1.346% due 05/10/18 (ç)(~)		3,069		3,068
Akamai Technologies, Inc.					1.455% due 05/17/18 (ç)(~)		349		349
1.326% due 02/15/19		451		460	1.470% due 05/24/18 (ç)(~)		980		979
Ares Capital Corporation					1.465% due 06/07/18 (ç)(~)		338		337
4.375% due 01/15/19		498		502	1.484% due 06/14/18 (ç)(~)		910		908
Atlantic Broadband Finance LLC 1st					1.602% due 06/21/18 (ç)(~)		444		443
Lien Term Loan

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 729

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
1.760% due 07/05/18 (~)	326		325
1.758% due 07/12/18 (~)	9,846		9,812
1.775% due 07/19/18 (~)	849		846
1.801% due 07/26/18 (~)	413		411
VEREIT, Inc.
3.000% due 08/01/18	1,436		1,434
Web. com Group, Inc.
1.000% due 08/15/18	420		417
Yandex NV
1.125% due 12/15/18	504		498
Total Short-Term Investments
(cost $241,264)			240,837
Other Securities - 1.7%
U. S. Cash Collateral Fund(×)(@)	24,590,789	(8)	24,591
Total Other Securities
(cost $24,591)			24,591
Total Investments 98.8%
(identified cost $1,409,704)			1,411,094

Other Assets and Liabilities,
Net - 1.2%			16,830

Net Assets - 100.0%			1,427,924

See accompanying notes which are an integral part of the financial statements.

730 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.8%
Bear Creek Mining Corp.	05/23/17	CAD	86,010	1.82	157	136
Charming Charlie LLC Term Loan B	02/24/16		303,816	56.79	173	9
Charming Charlie, Inc. Term Loan	12/14/17		40,018	100.00	40	34
Charming Charlie, Inc. Term Loan	12/14/17		8,000	100.00	8	7
Charming Charlie, Inc. Term Loan	01/11/18		160,035	3.38	5	88
Gabriel Resources, Ltd.	04/08/16	CAD	2,112,791	0.43	901	592
Kitagawa Industries Co. , Ltd.	05/07/15	JPY	27,431	10.39	285	369
LSL Property Services PLC	09/02/16	GBP	186,908	3.04	568	639
Luks Group Vietnam Holdings Co. , Ltd.	04/11/16	HKD	390,000	0.34	132	123
Lundin Gold, Inc.	07/14/16	CAD	172,882	4.19	724	664
Millennium Health LLC	12/21/15		2,491	7.27	18	—
Morgan Stanley Bank of America Merrill Lynch Trust	07/10/17		300,000	71.68	215	225
Morgan Stanley Bank of America Merrill Lynch Trust	11/01/17		586,000	83.02	486	482
Morgan Stanley Capital I Trust	07/26/17		300,000	89.66	269	242
Morgan Stanley Capital I Trust	08/21/17		586,000	87.36	512	501
Opal Acquisition, Inc.	06/26/17		2,988,000	93.64	2,798	2,943
Patterson Co. 2nd Lien Term Loan	08/14/15		590,000	99.00	584	555
PFS Acquisition LLC 2nd Lien Term Loan	09/13/16		1,890,000	83.00	1,569	697
Protek PJSC	04/11/16	RUB	123,101	1.61	198	184
Real Alloy Holding, Inc.	05/04/15		1,099,000	—	1,103	—
Real Alloy Holding, Inc. Term Loan	11/21/17		705,681	100.00	706	706
Real Alloy Holding, Inc. Term Loan	02/01/18		1,411,000	71.25	1,005	1,459
UBS-Barclays Commercial Mortgage Trust	10/18/17		158,000	69.50	110	110
						10,765
For a description of restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 731

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
ABG Intermediate Holdings 2 LLC 2nd Lien Term Loan	USD 3 Month LIBOR	7.750
Aegon NV	USD 6 Month LIBOR	3.540
AgroFresh, Inc. Term Loan B	USD 3 Month LIBOR	4.750
AI Mistral Luxembourg Subco Sarl	USD 1 Month LIBOR	3.000
Albea Beauty Holdings SA Term Loan	USD 3 Month LIBOR	3.000
Albertson's LLC Term Loan B4	USD 1 Month LIBOR	2.750
Alliant Holdings Intermediate LLC Term Loan B	USD 1 Month LIBOR	3.250
Almonde, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
Almonde, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Alpha 3 BV Term Loan B	USD 3 Month LIBOR	3.000
Alphabet Holding Company, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Altice Financing SA 1st Lien Term Loan	USD 3 Month LIBOR	2.750
Alvogen Pharmaceutical US, Inc. Term Loan	USD 1 Month LIBOR	5.000
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Ancestry. com Operations, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Anheuser-Busch InBev Worldwide, Inc.	USD 3 Month LIBOR	0.740
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AP Gaming I LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
	USD Swap Semiannual 30/360 (versus 3 Month
Aquarius + Investments PLC	LIBOR) 5 Year Rate	5.210
Aramark Services, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.000
Aristocrat International Pty, Ltd. 1st Lien Term Loan B	USD 3 Month LIBOR	2.000
Arterra Wines Canada, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Ascend Learning LLC Term Loan B	USD 1 Month LIBOR	3.000
Assurant, Inc.	USD 3 Month LIBOR	4.135
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Asurion LLC Term Loan B4	USD 1 Month LIBOR	2.750
Asurion LLC Term Loan B6	USD 1 Month LIBOR	2.750
	USD Swap Semiannual 30/360 (versus 3 Month
AT Securities BV	LIBOR) 5 Year Rate	3.546
Atlantic Broadband Finance LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.375
Australia & New Zealand Banking Group, Ltd. - ADR	USD ICE Swap Rate NY 5 Year Rate	5.168
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.750
Avolon LLC Term Loan B	USD 1 Month LIBOR	2.250
Axalta Coating Systems U. S. Holdings, Inc. Term Loan B	USD 3 Month LIBOR	1.750
	USD Swap Semiannual 30/360 (versus 3 Month
Banco Bilbao Vizcaya Argentaria SA	LIBOR) 5 Year Rate	3.870
Bank of America Corp.	USD 3 Month LIBOR	3.705
Bank of America Corp.	USD 3 Month LIBOR	3.640
Bank of America Corp.	USD 3 Month LIBOR	3.630
Bank of America Corp.	USD 3 Month LIBOR	3.898
Bank of America Corp.	USD 3 Month LIBOR	4.174

See accompanying notes which are an integral part of the financial statements.

732 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Bank of America Corp.	USD 3 Month LIBOR	1.021
	U. S. Treasury Yield Curve Rate T Note Constant
Bank of Ireland Group PLC	Maturity 5 Year	2.500
	USD Swap Semiannual 30/360 (versus 3 Month
Barclays PLC	LIBOR) 5 Year Rate	6.772
BBB Industries LLC 1st Lien Term Loan	USD 1 Month LIBOR	4.500
Berlin Packaging LLC 2nd Lien Term Loan	USD 1 Month LIBOR	6.750
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Month LIBOR	2.000
	USD Swap Semiannual 30/360 (versus 3 Month
BHP Billiton Finance USA, Ltd.	LIBOR) 5 Year Rate	5.093
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
BNP Paribas SA	USD 3 Month LIBOR	1.290
	USD Swap Semiannual 30/360 (versus 3 Month
BNP Paribas SA	LIBOR) 5 Year Rate	6.314
	USD Swap Semiannual 30/360 (versus 3 Month
BNP Paribas SA	LIBOR) 5 Year Rate	5.150
BPCE SA	USD 3 Month LIBOR	1.220
Brand Energy & Infrastructure Services 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Brickman Group, Ltd. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
BWAY Holding Co. Term Loan	USD 2 Month LIBOR	3.250
C. H. Guenther & Son, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Cable One, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	1.750
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Caesars Resort Collection, LLC	USD 1 Month LIBOR	2.750
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 2 Month LIBOR	3.250
Capital Automotive LP 1st Lien Term Loan	USD 1 Month LIBOR	2.500
CBS Radio Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
CH Hold Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charles Schwab Corp. (The)	USD 3 Month LIBOR	4.820
Charming Charlie LLC Term Loan B	USD 1 Week LIBOR	8.000
Charming Charlie, Inc. Term Loan	USD 1 Week LIBOR	1.000
Charming Charlie, Inc. Term Loan	USD 3 Month LIBOR	0.375
Charming Charlie, Inc. Term Loan	USD 1 Month LIBOR	4.500
Charter Communications, Inc.	USD 1 Month LIBOR	2.000
Citigroup, Inc.	USD 3 Month LIBOR	4.478
Citigroup, Inc.	USD 3 Month LIBOR	4.517
Citigroup, Inc.	USD 3 Month LIBOR	4.230
CityCenter Holdings, LLC Term Loan B	USD 1 Month LIBOR	2.500
CoBank ACB	USD 3 Month LIBOR	4.660
Commercial Barge Line Co. Term Loan B1	USD 1 Month LIBOR	8.750
Constellis Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
Constellis Holdings LLC 2nd Lien Term Loan	USD 3 Month LIBOR	9.000
Convergeone Holdings Corp. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Cooperatieve Rabobank UA	USD 3 Month LIBOR	10.868
Cortes NP Acquisition Corp Term Loan B	USD 1 Month LIBOR	4.000

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 733

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
COTY, Inc. Term Loan B	USD 1 Month LIBOR	2.250
CPI Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	4.500
CPM Holdings, Inc. Term Loan B	USD 1 Month LIBOR	3.500
	U. S. Treasury Yield Curve Rate T Note Constant
CRCC Yupeng, Ltd.	Maturity 5 Year	7.251
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Agricole SA	LIBOR) 5 Year Rate	4.898
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Agricole SA	LIBOR) 5 Year Rate	6.185
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Suisse Group AG	LIBOR) 5 Year Rate	4.598
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Suisse Group AG	LIBOR) 5 Year Rate	5.108
Crosby US Acquisition Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Crown Finance, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
CSC Holdings, LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
Cvent, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.750
CWGS Group LLC Term Loan	USD 3 Month LIBOR	2.750
Dai-ichi Life Insurance Co. , Ltd. (The)	USD 3 Month LIBOR	3.660
Dai-ichi Life Insurance Co. , Ltd. (The)	USD 3 Month LIBOR	4.560
Dai-ichi Life Insurance Co. , Ltd. (The)	USD 3 Month LIBOR	3.680
	USD Swap Semiannual 30/360 (versus 3 Month
Danske Bank A/S	LIBOR) 7 Year Rate	3.896
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Delta 2 (Lux) Sarl Term Loan	USD 1 Month LIBOR	2.500
Diamond (BC) BV 1st Lien Term Loan	USD 2 Month LIBOR	3.000
Diamond US Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.750
Digicert Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
	USD Swap Semiannual 30/360 (versus 3 Month
DNB Bank ASA	LIBOR) 5 Year Rate	10.160
	USD Swap Semiannual 30/360 (versus 3 Month
DNB Bank ASA	LIBOR) 5 Year Rate	4.075
DPABS Trust	USD 3 Month LIBOR	1.250
Dragon Merger Sub LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.250
DuPage Medical Group, Ltd. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
EagleView Technology Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
ECI Macola / Max Holding LLC Term Loan B	USD 3 Month LIBOR	4.250
Education Advisory Board 1st Lien Term Loan	USD 3 Month LIBOR	3.750
	USD Swap Semiannual 30/360 (versus 3 Month
Electricite de France SA	LIBOR) 10 Year Rate	3.709
	USD Swap Semiannual 30/360 (versus 3 Month
Electricite de France SA	LIBOR) 10 Year Rate	3.041
Emera, Inc.	USD 3 Month LIBOR	5.440
Emerald US, Inc. Term Loan B1	USD 1 Week LIBOR	4.000
Enbridge, Inc.	USD 3 Month LIBOR	3.890
Enbridge, Inc.	USD 3 Month LIBOR	3.641
	USD Swap Semiannual 30/360 (versus 3 Month
Enel SpA	LIBOR) 5 Year Rate	5.880
EnergySolutions LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.750

See accompanying notes which are an integral part of the financial statements.

734 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Engineered Machinery Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Engineered Machinery Holdings, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Enterprise Products Operating LLC	USD 3 Month LIBOR	3.708
Evergreen Skills Lux Sarl	USD 3 Month LIBOR	8.250
Evergreen Skills Lux Sarl	USD 3 Month LIBOR	4.750
Everi Payments, Inc. 1st Lien Term Loan	USD 2 Month LIBOR	3.500
EW Scripps Co. Term Loan B	USD 1 Month LIBOR	2.000
Exact Merger Sub LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.600
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.450
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	5.950
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.400
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Fannie Mae REMICS	USD 1 Month LIBOR	6.220
Fannie Mae REMICS	USD 1 Month LIBOR	6.050
Fannie Mae REMICS	USD 1 Month LIBOR	7.200
Fannie Mae REMICS	USD 1 Month LIBOR	5.900
First Data Corp. Term Loan	USD 1 Month LIBOR	2.250
Flying Fortress Holdings LLC 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
Focus Financial Partners LLC 1st Lien Term Loan B1	USD 3 Month LIBOR	2.750
Fort Dearborn Company 1st Lien Term Loan	USD 2 Month LIBOR	4.000
Freddie Mac	USD 1 Month LIBOR	6.200
Freddie Mac	USD 1 Month LIBOR	6.100
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.650
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	5.950
Freddie Mac REMICS	USD 1 Month LIBOR	6.700
Freddie Mac REMICS	USD 1 Month LIBOR	6.050
Freedom Mortgage Corp. Term Loan	USD 1 Month LIBOR	4.750
Fukoku Mutual Life Insurance Co.	USD 3 Month LIBOR	4.370
FullBeauty Brands Holdings Corp. 1st Lien Term Loan	USD 1 Month LIBOR	4.750
FullBeauty Brands Holding Corp. 2nd Lien Term Loan	USD 1 Month LIBOR	9.000
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	2.500
General Electric Co.	USD 3 Month LIBOR	3.330
Genoa, a QoL Healthcare Co. LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Getty Images, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
GHX Ultimate Parent Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Ginnie Mae	USD 1 Month LIBOR	6.150
Ginnie Mae	USD 1 Month LIBOR	6.100

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 735

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 1 Month LIBOR	6.150
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	3.250
Ginnie Mae	USD 1 Month LIBOR	6.690
Ginnie Mae	USD 1 Month LIBOR	6.433
Ginnie Mae	USD 1 Month LIBOR	6.050
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.250
Ginnie Mae	USD 1 Month LIBOR	6.800
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.490
Ginnie Mae REMICS	USD 1 Month LIBOR	6.550
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Global Payments, Inc. Term Loan B	USD 1 Month LIBOR	1.750
Go Daddy Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.110
Golub Capital Partners CLO, Ltd.	USD 3 Month LIBOR	6.500
Granite Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	3.500
Granite Acquisition, Inc. Term Loan C	USD 3 Month LIBOR	3.500
Greeneden U. S. Holdings II LLC 1st Lien Term Loan B3	USD 3 Month LIBOR	3.500
Grifols Worldwide Operations USA Inc. 1st Lien Term Loan B	USD 1 Week LIBOR	2.250
Gruden Holdings, Inc. First Lien Term Loan	USD 3 Month LIBOR	5.500
Gulf Finance LLC Term Loan B	USD 3 Month LIBOR	5.250
GVC Holdings PLC Term Loan B2	USD 1 Month LIBOR	2.500
H B Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
	U. S. Treasury Yield Curve Rate T Note Constant
Hanwha Life Insurance Co. , Ltd.	Maturity 5 Year	2.000
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Help Systems LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.750
Hilton Worldwide Finance LLC Term Loan B2	USD 1 Month LIBOR	1.750
HSBC Capital Funding, LP	USD 3 Month LIBOR	4.980
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	3.606
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	4.368
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	3.453
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	5.514
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	3.705
	U. S. Treasury Yield Curve Rate T Note Constant
Huaneng Hong Kong Capital, Ltd.	Maturity 5 Year	6.596
Hyland Software, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	2.250
Hyland Software, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	6.000
Impala Private Holdings II LLC 1st Lien Term Loan	USD 1 Month LIBOR	4.000
INEOS US Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
	USD Swap Semiannual 30/360 (versus 3 Month
ING Groep NV	LIBOR) 5 Year Rate	5.124

See accompanying notes which are an integral part of the financial statements.

736 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Inovalon Holding, Inc. Term Loan B	USD 3 Month LIBOR	3.500
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
Iron Mountain, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
Jade Germany GMBH Term Loan	USD 3 Month LIBOR	5.500
JPMorgan Chase & Co.	USD 3 Month LIBOR	3.800
JPMorgan Chase & Co.	USD 3 Month LIBOR	3.330
JPMorgan Chase & Co.	USD 3 Month LIBOR	3.780
JPMorgan Chase & Co.	USD 3 Month LIBOR	1.230
Kraton Polymers LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
KUEHG Corp. 2nd Lien Term Loan	USD 3 Month LIBOR	8.250
	USD Swap Semiannual 30/360 (versus 3 Month
La Mondiale SAM	LIBOR) 5 Year Rate	4.482
	U. S. Treasury Yield Curve Rate T Note Constant
La Mondiale SAM	Maturity 5 Year	3.235
Lamar Media Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Las Vegas Sands LLC Term Loan B	USD 1 Month LIBOR	1.750
LCM Ltd Partnership	USD 3 Month LIBOR	5.950
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Liberty Mutual Group, Inc.	USD 3 Month LIBOR	2.905
Limetree Bay Terminals LLC Term Loan B	USD 1 Month LIBOR	4.000
Lions Gate Entertainment Corp. Term Loan B	USD 3 Month LIBOR	2.250
	USD Swap Semiannual 30/360 (versus 3 Month
Lloyds Banking Group PLC	LIBOR) 5 Year Rate	4.760
Lux Finco Sarl Term Loan B1	USD 1 Month LIBOR	8.500
	USD Swap Semiannual 30/360 (versus 3 Month
Macquarie Bank, Ltd.	LIBOR) 5 Year Rate	3.703
Marble Point CLO XII, Ltd.	USD 3 Month LIBOR	6.000
Marketo, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.250
Masergy Communications, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.500
Match Group, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.500
Mavis Tire Express Services Co. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Mavis Tire Express Services Co. Term Loan	USD 3 Month LIBOR	1.000
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
Meiji Yasuda Life Insurance Co.	USD ICE Swap Rate NY 5 Year Rate	3.150
MetLife, Inc.	USD 3 Month LIBOR	2.959
MetLife, Inc.	USD 3 Month LIBOR	3.575
MGM Growth Properties, LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
MH Sub I LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
MH Sub I LLC 2nd Lien Term Loan	USD 1 Month LIBOR	15.000
Midwest Physician Administrative Services LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Mitchell International, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Morgan Stanley	USD 3 Month LIBOR	3.810
MORSCO, Inc. Term Loan B	USD 1 Month LIBOR	7.000
Navistar International Corporation	USD 1 Month LIBOR	3.500
Nippon Life Insurance Co.	USD 3 Month LIBOR	4.240

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 737

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Nippon Life Insurance Co.	USD ICE Swap Rate NY 5 Year Rate	3.750
NN, Inc. Incremental Term Loan	USD 1 Month LIBOR	3.250
NPC International, Inc. First Lien Term Loan	USD 1 Month LIBOR	3.500
Numericable Group SA Term Loan B12	USD 3 Month LIBOR	3.000
Opal Acquisition, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.000
Optiv, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	6.500
Oryx Southern Delaware Holdings LLC Term Loan	USD 1 Month LIBOR	3.250
Parq Holdings, LP Term Loan	USD 3 Month LIBOR	7.500
Patterson Co. 2nd Lien Term Loan	USD 3 Month LIBOR	8.500
PDC Brands 2nd Lien Term Loan	USD 3 Month LIBOR	8.750
Peak 10, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Pelican Products, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	3.250
Penn National Gaming, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
PFS Acquisition LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Pizza Hut Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
PNC Financial Services Group, Inc. (The)	USD 3 Month LIBOR	3.678
Post Holdings, Inc. Incremental Term Loan	USD 1 Month LIBOR	2.000
Pre-Paid Legal Services, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
Prime Security Services Borrower LLC Term Loan B1	USD 1 Month LIBOR	2.750
Project Alpha Intermediate Holding, Inc. 1st Lien Term Loan B	USD 6 Month LIBOR	3.500
Prowler Acquisition Corp. 1St Lien Term Loan	USD 1 Week LIBOR	4.500
Prudential Financial, Inc.	USD 3 Month LIBOR	3.040
Prudential Financial, Inc.	USD 3 Month LIBOR	4.175
Prudential Financial, Inc.	USD 3 Month LIBOR	3.031
Prudential Financial, Inc.	USD 3 Month LIBOR	3.920
	USD Swap Semiannual 30/360 (versus 3 Month
QBE Insurance Group, Ltd.	LIBOR) 10 Year Rate	4.395
	U. S. Treasury Yield Curve Rate T Note Constant
QBE Insurance Group, Ltd.	Maturity 5 Year	3.047
	USD Swap Semiannual 30/360 (versus 3 Month
QBE Insurance Group, Ltd.	LIBOR) 10 Year Rate	4.300
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 2 Month LIBOR	3.000
Radiate Holdco LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	8.000
Real Alloy Holding, Inc. Term Loan	USD 1 Month LIBOR	11.500
Real Alloy Holding, Inc. Term Loan	USD 6 Month LIBOR	10.000
Red Ventures LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
	Argentina Deposit Rates Badlar Private Banks ARS
Republic of Argentina Government International Bond	30 to 35 Days	2.500
Research Now Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Rexnord LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750

See accompanying notes which are an integral part of the financial statements.

738 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.250
	USD Swap Semiannual 30/360 (versus 3 Month
Royal Bank of Scotland Group PLC	LIBOR) 5 Year Rate	7.598
	U. K. Government Bonds 5 Year Note Generic Bid
RSA Insurance Group PLC	Yield	3.852
Sandvine Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	5.750
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 2 Month LIBOR	2.750
SeaWorld Parks & Entertainment Term Loan B	USD 3 Month LIBOR	3.000
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.000
SESAC Holdco II LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Shutterfly, Inc. Term Loan B2	USD 1 Month LIBOR	2.750
SIRVA Worldwide, Inc. Term Loan	USD 3 Month LIBOR	6.500
	USD Swap Semiannual 30/360 (versus 3 Month
Skandinaviska Enskilda Banken AB	LIBOR) 5 Year Rate	3.850
	USD Swap Semiannual 30/360 (versus 3 Month
Societe Generale SA	LIBOR) 5 Year Rate	3.929
	USD Swap Semiannual 30/360 (versus 3 Month
Societe Generale SA	LIBOR) 5 Year Rate	6.238
	USD Swap Semiannual 30/360 (versus 3 Month
Societe Generale SA	LIBOR) 5 Year Rate	4.979
Solarwinds Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Solera LLC Term Loan B	USD 1 Month LIBOR	2.750
Sompo Japan Insurance, Inc.	USD 3 Month LIBOR	4.270
Sound Point CLO XIX, Ltd.	USD 3 Month LIBOR	5.650
Southcross Energy Partners LP 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Southern California Edison Co.	USD 3 Month LIBOR	4.199
Sprint Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
	USD Swap Semiannual 30/360 (versus 3 Month
Standard Chartered PLC	LIBOR) 5 Year Rate	11.446
	USD Swap Semiannual 30/360 (versus 3 Month
Standard Chartered PLC	LIBOR) 5 Year Rate	4.889
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Steak n Shake Operations, Inc. Term Loan B1	USD 1 Month LIBOR	3.750
Steele Creek CLO, Ltd.	USD 3 Month LIBOR	5.750
Sumitomo Life Insurance Co.	USD 3 Month LIBOR	2.993
Sumitomo Life Insurance Co.	USD 3 Month LIBOR	4.440
	USD Swap Semiannual 30/360 (versus 3 Month
Swedbank AB	LIBOR) 5 Year Rate	4.106
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
Tencent Holdings, Ltd.	USD 3 Month LIBOR	0.605
TerraForm AP Acquisition Holdings LLC Term Loan B	USD 3 Month LIBOR	4.250
The Southern Co.	USD 3 Month LIBOR	3.630
TIAA CLO I, Ltd.	USD 3 Month LIBOR	8.050
TKC Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.250
TKC Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
TMS International Corp. Term Loan B	USD 1 Month LIBOR	2.750
Trader Corp. Term Loan B	USD 3 Month LIBOR	3.000
Trans Union LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
TransCanada Trust	USD 3 Month LIBOR	3.528

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 739

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
TransCanada Trust	USD 3 Month LIBOR	4.640
TransDigm, Inc. 1st Lien Term Loan F	USD 3 Month LIBOR	2.750
Travelport Finance Luxembourg SARL Term Loan B	USD 3 Month LIBOR	2.500
TruGreen, LP Term Loan	USD 1 Month LIBOR	4.000
Uber Technologies, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
	USD Swap Semiannual 30/360 (versus 3 Month
UBS Group AG	LIBOR) 5 Year Rate	4.590
	USD Swap Semiannual 30/360 (versus 3 Month
UBS Group AG	LIBOR) 5 Year Rate	5.883
	USD Swap Semiannual 30/360 (versus 3 Month
UBS Group AG	LIBOR) 5 Year Rate	10.928
UFC Holdings LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Ultra Resources, Inc. Term Loan	USD 1 Month LIBOR	3.000
Uniter Airlines, Inc.	USD 1 Month LIBOR	2.000
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
US Renal Care, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
USI, Inc. Term Loan B	USD 3 Month LIBOR	3.000
UTEX Industries, Inc. Covenant-Lite 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Vantiv, LLC Term Loan B4	USD 1 Month LIBOR	2.000
Varisty Brands, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Venture XXIX CLO, Ltd.	USD 3 Month LIBOR	6.250
Verdesian Life Sciences LLC Term Loan	USD 3 Month LIBOR	5.000
VICI Properties, Inc. Term Loan	USD 1 Month LIBOR	2.000
Viewpoint, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.250
	USD Swap Semiannual 30/360 (versus 3 Month
VIVAT NV	LIBOR) 5 Year Rate	4.174
Voya CLO, Ltd.	USD 3 Month LIBOR	8.350
Voya Financial, Inc.	USD 3 Month LIBOR	3.580
W3 TopCo LLC	USD 1 Month LIBOR	6.000
Weatherford International, Ltd. Term Loan	USD 1 Month LIBOR	2.300
Weight Watchers International, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	4.750
Wells Fargo & Co.	USD 3 Month LIBOR	3.770
Wells Fargo & Co.	USD 3 Month LIBOR	3.990
WMG Acquisition Corp. 1st Lien Term Loan E	USD 1 Month LIBOR	2.250
Yonkers Racing Corp. Term Loan B	USD 1 Month LIBOR	3.250
York Risk Services Group, Inc. Covenant-Lite Term Loan B	USD 1 Month LIBOR	3.750
Zais CLO 5, Ltd.	USD 3 Month LIBOR	4.500

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

740 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	97	EUR	10,727	05/18	278
Australia 10 Year Bond Futures	162	AUD	20,719	06/18	64
CAC40 Euro Index Futures	584	EUR	31,962	05/18	1,542
DAX Index Futures	87	EUR	27,429	06/18	437
Dow Jones U. S. Real Estate Index Futures	733	USD	21,946	06/18	321
EURO STOXX 50 Index Futures	557	EUR	19,350	06/18	837
Euro-Bobl Futures	22	EUR	2,882	06/18	14
Euro-Bund Futures	15	EUR	2,381	06/18	31
FTSE 100 Index Futures	28	GBP	2,089	06/18	126
FTSE/MIB Index Futures	69	EUR	8,141	06/18	503
Hang Seng Index Futures	4	HKD	6,133	05/18	5
IBEX 35 Index Futures	93	EUR	9,275	05/18	280
MSCI EAFE Mini Index Futures	20	USD	2,027	06/18	5
MSCI Emerging Markets Mini Index Futures	1,110	USD	63,947	06/18	(2,725)
OMXS30 Index Futures	432	SEK	67,608	05/18	224
S&P Consumer Discretionary Select Sector Index Futures	68	USD	7,125	06/18	(66)
S&P Financial Select Sector Index Futures	581	USD	49,044	06/18	(2,827)
TOPIX Index Futures	379	JPY	6,744,305	06/18	2,734
United States 5 Year Treasury Note Futures	868	USD	98,525	06/18	70
United States 10 Year Treasury Note Futures	596	USD	71,297	05/18	(64)
United States Treasury Long Bond Futures	8	USD	1,151	06/18	(5)
United States Treasury Ultra Bond Futures	22	USD	3,457	06/18	(2)
Short Positions
Euro-Bund Futures	74	EUR	11,747	06/18	(203)
FTSE 250 Index Futures	24	GBP	970	06/18	(25)
Japan Government 10 Year Bond Futures	8	JPY	1,205,121	06/18	4
Long Gilt Futures	43	GBP	5,257	06/18	(62)
MSCI EAFE Mini Index Futures	80	USD	8,106	06/18	(27)
MSCI Emerging Markets Mini Index Futures	20	USD	1,152	06/18	67
MSCI Singapore Index Futures	109	SGD	4,484	05/18	(61)
NASDAQ 100 E-Mini Index Futures	134	USD	17,723	06/18	1,370
Russell 1000 E-Mini Index Futures	279	USD	20,481	06/18	386
Russell 2000 E-Mini Index Futures	706	USD	54,496	06/18	1,661
S&P 400 E-Mini Index Futures	147	USD	27,520	06/18	501
S&P 500 E-Mini Index Futures	2,745	USD	363,301	06/18	5,779
S&P Energy Select Sector Index Futures	45	USD	3,342	06/18	(313)
S&P Utilities Select Sector Index Futures	183	USD	9,489	06/18	(470)
S&P/TSX 60 Index Futures	42	CAD	7,727	06/18	(18)
SPI 200 Index Futures	27	AUD	4,027	06/18	(95)
United States 2 Year Treasury Note Futures	7	USD	1,484	06/18	4
United States 10 Year Ultra Treasury Note Futures	17	USD	2,174	06/18	(3)
United States Treasury Long Bond Futures	23	USD	3,308	06/18	(22)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					10,255

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Fannie Mae Bonds	JPMorgan Chase	Put	1	99.61	USD	20,000	05/07/18	(71)

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 741

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
			Number of		Strike	Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts		Price	Amount		Date	$
Fannie Mae Bonds	JPMorgan Chase	Put	1		96.29	USD	91,000	06/06/18	(380)
iShares MSCI EAFE ETF Index	Goldman Sachs	Put	1		40.75	USD	3,025	09/28/18	(1,871)
S&P 500 Index	Goldman Sachs	Put	549		2,250.00	USD	123,525	09/28/18	(1,227)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Citigroup, USD 2.870%/USD 3 Month
LIBOR, USD 3,849, 05/16/28	JPMorgan Chase	Call	1		0.00		3,849	05/14/18	(4)
Citigroup, USD 2.930%/USD 3 Month
LIBOR, USD 7,699, 05/29/28	JPMorgan Chase	Call	1		0.00		7,699	05/24/18	(28)
Citigroup, USD 2.995%/USD 3 Month
LIBOR, USD 5,181, 05/22/28	JPMorgan Chase	Call	1		0.00		5,181	05/18/18	(30)
Goldman Sachs, USD 2.992%/USD
3 Month LIBOR, USD 5,181,
06/01/28	JPMorgan Chase	Call	1		0.00		5,181	05/30/18	(35)
Morgan Stanley, USD 3.020%/USD
3 Month LIBOR, USD 15,542,
07/31/28	JPMorgan Chase	Call	1		0.00		15,542	07/27/18	(183)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.992%, USD 5,181,
06/01/28	JPMorgan Chase	Put	1		0.00		5,181	05/30/18	(26)
Morgan Stanley, USD 3 Month LIBOR/
USD 3.020%, USD 15,542,
07/31/28	JPMorgan Chase	Put	1		0.00		15,542	07/27/18	(135)
Total Liability for Options Written (premiums received $5,386)									(3,990)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
			Amount			Amount			(Depreciation)
Counterparty			Sold			Bought	Settlement Date		$
Bank of America			USD	3,979	AUD	5,122	05/23/18		(123)
Bank of America			USD	4	EUR	3	05/02/18		—
Bank of America			USD	4	EUR	3	05/02/18		—
Bank of America			USD	4	EUR	4	05/02/18		—
Bank of America			USD	11	EUR	9	05/02/18		—
Bank of America			USD	16	EUR	13	05/02/18		—
Bank of America			USD	24	EUR	20	05/02/18		—
Bank of America			USD	492	EUR	398	05/18/18		(11)
Bank of America			USD	823	EUR	665	05/18/18		(19)
Bank of America			USD	2,164	EUR	1,740	05/18/18		(60)
Bank of America			USD	105	GBP	76	05/01/18		—
Bank of America			USD	70	HKD	548	05/02/18		—
Bank of America			USD	69	JPY	7,495	05/07/18		—
Bank of America			USD	1	NOK	8	05/02/18		—
Bank of America			USD	2	NOK	14	05/02/18		—
Bank of America			AUD	7,295	USD	5,667	05/23/18		174
Bank of America			CAD	358	USD	279	05/01/18		—
Bank of America			EUR	4	USD	4	05/02/18		—
Bank of America			EUR	6	USD	7	05/02/18		—
Bank of America			EUR	123	USD	149	05/02/18		1
Bank of America			EUR	2,957	USD	3,641	05/18/18		66
Bank of America			EUR	3,314	USD	4,080	05/18/18		74
Bank of America			GBP	3	USD	4	05/01/18		—
Bank of America			GBP	11	USD	16	05/01/18		—

See accompanying notes which are an integral part of the financial statements.

742 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	GBP	18	USD	24	05/01/18	—
Bank of America	JPY	273	USD	2	05/01/18	—
Bank of America	JPY	1,646	USD	15	05/01/18	—
Bank of America	SEK	2,134	USD	246	05/02/18	3
Bank of Montreal	USD	1,211	EUR	978	05/23/18	(29)
Bank of Montreal	USD	2,846	EUR	2,298	05/23/18	(68)
Bank of Montreal	USD	9,257	EUR	7,440	06/20/18	(240)
Bank of Montreal	USD	570	HKD	4,458	06/20/18	(2)
Bank of Montreal	USD	11,423	JPY	1,204,808	06/20/18	(365)
Bank of Montreal	USD	148	SEK	1,210	06/20/18	(9)
Bank of Montreal	USD	56	ZAR	678	06/20/18	(2)
Bank of Montreal	AUD	435	USD	339	06/20/18	12
Bank of Montreal	CAD	2,723	USD	2,112	06/20/18	(11)
Bank of Montreal	CHF	1,159	USD	1,205	05/23/18	33
Bank of Montreal	CHF	1,913	USD	1,988	05/23/18	55
Bank of Montreal	CHF	43	USD	45	06/20/18	2
Bank of Montreal	GBP	363	USD	505	06/20/18	5
Bank of Montreal	MXN	11,135	USD	587	06/20/18	(4)
Bank of Montreal	NOK	2,018	USD	258	06/20/18	6
Bank of Montreal	SGD	273	USD	207	06/20/18	2
Barclays	USD	254	EUR	206	05/18/18	(5)
Barclays	USD	528	EUR	429	05/18/18	(10)
BNP Paribas	USD	165	EUR	134	05/18/18	(3)
BNP Paribas	EUR	2,531	USD	3,127	05/18/18	67
Brown Brothers Harriman	USD	2	EUR	2	05/03/18	—
Brown Brothers Harriman	USD	3	EUR	3	05/03/18	—
Brown Brothers Harriman	USD	4	EUR	3	05/03/18	—
Brown Brothers Harriman	USD	6	EUR	5	05/03/18	—
Brown Brothers Harriman	USD	16	EUR	13	05/03/18	—
Brown Brothers Harriman	USD	38	EUR	31	05/03/18	—
Brown Brothers Harriman	USD	39	EUR	32	05/03/18	—
Brown Brothers Harriman	USD	5,698	GBP	3,977	05/23/18	(217)
Brown Brothers Harriman	USD	6	HKD	47	05/02/18	—
Brown Brothers Harriman	USD	7	HKD	58	05/02/18	—
Brown Brothers Harriman	USD	12	HKD	94	05/02/18	—
Brown Brothers Harriman	USD	2	JPY	166	05/07/18	—
Brown Brothers Harriman	USD	2	JPY	167	05/07/18	—
Brown Brothers Harriman	USD	2	NOK	14	05/03/18	—
Brown Brothers Harriman	USD	3	NOK	22	05/03/18	—
Brown Brothers Harriman	USD	10	NOK	78	05/03/18	—
Brown Brothers Harriman	EUR	5	USD	6	05/03/18	—
Brown Brothers Harriman	EUR	10	USD	12	05/03/18	—
Brown Brothers Harriman	EUR	18	USD	22	05/03/18	—
Brown Brothers Harriman	EUR	104	USD	126	05/03/18	—
Brown Brothers Harriman	GBP	1	USD	1	05/02/18	—
Brown Brothers Harriman	GBP	1	USD	2	05/02/18	—
Brown Brothers Harriman	GBP	4	USD	6	05/02/18	—
Brown Brothers Harriman	GBP	5	USD	7	05/02/18	—
Brown Brothers Harriman	GBP	5	USD	7	05/02/18	—
Brown Brothers Harriman	GBP	10	USD	14	05/02/18	—
Brown Brothers Harriman	ILS	4,972	USD	1,411	05/23/18	28
Brown Brothers Harriman	ILS	8,464	USD	2,407	05/23/18	52

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 743

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	JPY	1,386	USD	13	05/02/18	—
Brown Brothers Harriman	JPY	205	USD	2	05/07/18	—
Brown Brothers Harriman	JPY	820	USD	8	05/07/18	—
Brown Brothers Harriman	JPY	3,925	USD	36	05/07/18	—
Citibank	USD	847	EUR	677	05/18/18	(29)
Citibank	USD	1,430	EUR	1,172	05/18/18	(12)
Citibank	USD	9,255	EUR	7,440	06/20/18	(238)
Citibank	USD	570	HKD	4,458	06/20/18	(2)
Citibank	USD	5,673	JPY	607,178	05/23/18	(112)
Citibank	USD	11,425	JPY	1,204,808	06/20/18	(367)
Citibank	USD	371	PEN	1,199	06/01/18	(2)
Citibank	USD	148	SEK	1,210	06/20/18	(9)
Citibank	USD	56	ZAR	678	06/20/18	(2)
Citibank	AUD	435	USD	339	06/20/18	12
Citibank	BRL	39	USD	12	05/03/18	1
Citibank	CAD	2,723	USD	2,112	06/20/18	(11)
Citibank	CHF	43	USD	45	06/20/18	2
Citibank	EUR	134	USD	165	05/18/18	3
Citibank	EUR	403	USD	496	05/18/18	9
Citibank	EUR	2,721	USD	3,360	05/18/18	71
Citibank	EUR	2,721	USD	3,360	05/18/18	71
Citibank	EUR	2,722	USD	3,362	05/18/18	71
Citibank	EUR	2,722	USD	3,352	05/18/18	61
Citibank	GBP	363	USD	504	06/20/18	4
Citibank	GBP	8,680	USD	12,474	07/20/18	478
Citibank	ILS	9,945	USD	2,832	05/23/18	65
Citibank	MXN	11,135	USD	586	06/20/18	(5)
Citibank	NOK	18,787	USD	2,420	05/23/18	77
Citibank	NOK	2,018	USD	258	06/20/18	6
Citibank	PHP	23	USD	—	05/31/18	—
Citibank	SGD	273	USD	207	06/20/18	1
Deutsche Bank	BRL	39	USD	12	05/03/18	1
Goldman Sachs	USD	227	EUR	180	05/18/18	(9)
Goldman Sachs	USD	786	EUR	640	05/18/18	(11)
Goldman Sachs	USD	2,842	TRY	12,295	11/13/18	8
HSBC	USD	5	BRL	17	05/03/18	—
HSBC	USD	11	BRL	39	05/03/18	—
HSBC	USD	11	BRL	39	05/03/18	—
HSBC	USD	11	BRL	39	05/03/18	—
HSBC	USD	11	BRL	39	05/03/18	—
HSBC	USD	11	BRL	39	05/03/18	—
HSBC	USD	12	BRL	41	05/03/18	—
HSBC	USD	13	BRL	44	05/03/18	—
HSBC	USD	28	BRL	95	05/03/18	(1)
HSBC	USD	305	CZK	6,199	06/08/18	(12)
HSBC	USD	300	HKD	2,341	07/09/18	(1)
HSBC	USD	406	HKD	3,164	07/09/18	(2)
HSBC	USD	44	HUF	11,181	08/21/18	(1)
HSBC	USD	—	PHP	23	05/31/18	—
HSBC	USD	87	PLN	296	05/07/18	(3)
HSBC	USD	118	PLN	407	05/07/18	(2)
HSBC	USD	2,524	PLN	8,724	05/07/18	(38)

See accompanying notes which are an integral part of the financial statements.

744 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	USD	1,563	PLN	5,247	08/23/18	(65)
HSBC	USD	1,920	PLN	6,452	08/23/18	(78)
HSBC	USD	1,920	PLN	6,452	08/23/18	(78)
HSBC	USD	18	RON	67	07/31/18	—
HSBC	USD	1,314	RON	4,973	07/31/18	(25)
HSBC	USD	126	RUB	7,220	05/31/18	(12)
HSBC	USD	114	RUB	7,220	10/03/18	(1)
HSBC	USD	848	SGD	1,125	05/04/18	—
HSBC	USD	862	SGD	1,125	08/23/18	(11)
HSBC	USD	2,321	THB	72,902	07/09/18	(7)
HSBC	USD	123	TRY	495	05/03/18	(1)
HSBC	USD	1,787	TRY	7,364	05/03/18	25
HSBC	USD	423	TRY	1,833	11/13/18	2
HSBC	USD	184	ZAR	2,208	07/31/18	(9)
HSBC	ARS	4,492	USD	210	06/29/18	1
HSBC	BRL	17	USD	5	05/03/18	—
HSBC	BRL	39	USD	12	05/03/18	1
HSBC	BRL	41	USD	12	05/03/18	—
HSBC	BRL	44	USD	13	05/03/18	—
HSBC	BRL	95	USD	27	05/03/18	—
HSBC	BRL	17	USD	5	07/03/18	—
HSBC	BRL	41	USD	12	07/03/18	—
HSBC	BRL	44	USD	13	07/03/18	—
HSBC	BRL	96	USD	28	07/03/18	1
HSBC	CLP	58,753	USD	96	08/21/18	1
HSBC	COP	11,879,797	USD	4,133	06/01/18	(97)
HSBC	CZK	3,910	USD	190	06/08/18	5
HSBC	EUR	473	USD	588	07/19/18	14
HSBC	HUF	65,376	USD	262	08/21/18	9
HSBC	IDR	1,061,416	USD	76	08/27/18	1
HSBC	IDR	1,112,080	USD	80	08/27/18	1
HSBC	IDR	1,112,080	USD	80	08/27/18	1
HSBC	IDR	1,117,120	USD	80	08/27/18	1
HSBC	IDR	1,117,600	USD	80	08/27/18	1
HSBC	IDR	1,118,000	USD	80	08/27/18	1
HSBC	IDR	1,195,658	USD	86	08/27/18	1
HSBC	IDR	1,195,830	USD	86	08/27/18	1
HSBC	IDR	1,346,296	USD	97	08/27/18	1
HSBC	ILS	3,920	USD	1,138	08/21/18	42
HSBC	MXN	4,574	USD	243	06/08/18	—
HSBC	MXN	6,334	USD	330	06/08/18	(7)
HSBC	PHP	23	USD	—	10/31/18	—
HSBC	PLN	5,247	USD	1,560	05/07/18	65
HSBC	PLN	6,452	USD	1,916	05/07/18	78
HSBC	PLN	6,452	USD	1,916	05/07/18	78
HSBC	RON	464	USD	123	07/31/18	3
HSBC	RUB	7,220	USD	115	05/31/18	1
HSBC	SGD	1,125	USD	859	05/04/18	11
HSBC	TRY	946	USD	237	05/03/18	4
HSBC	TRY	7,214	USD	1,853	05/03/18	77
HSBC	TRY	7,364	USD	1,684	11/13/18	(23)
HSBC	ZAR	15,870	USD	1,342	07/31/18	83

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 745

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	ZAR	15,870	USD	1,342	07/31/18	83
JPMorgan Chase	USD	651	EUR	526	05/18/18	(15)
JPMorgan Chase	USD	765	EUR	615	05/18/18	(22)
JPMorgan Chase	EUR	202	USD	250	05/18/18	6
JPMorgan Chase	EUR	314	USD	389	05/18/18	10
Morgan Stanley	USD	744	EUR	600	05/18/18	(19)
Nomura	BRL	39	USD	12	05/03/18	1
Royal Bank of Canada	USD	9,271	EUR	7,440	06/20/18	(254)
Royal Bank of Canada	USD	570	HKD	4,458	06/20/18	(1)
Royal Bank of Canada	USD	11,411	JPY	1,204,808	06/20/18	(354)
Royal Bank of Canada	USD	3,950	NZD	5,386	05/23/18	(161)
Royal Bank of Canada	USD	148	SEK	1,210	06/20/18	(9)
Royal Bank of Canada	USD	56	ZAR	678	06/20/18	(2)
Royal Bank of Canada	AUD	435	USD	340	06/20/18	12
Royal Bank of Canada	CAD	2,723	USD	2,117	06/20/18	(6)
Royal Bank of Canada	CHF	43	USD	45	06/20/18	2
Royal Bank of Canada	DKK	24,023	USD	3,996	05/23/18	97
Royal Bank of Canada	GBP	363	USD	505	06/20/18	5
Royal Bank of Canada	MXN	11,135	USD	588	06/20/18	(3)
Royal Bank of Canada	NOK	2,018	USD	259	06/20/18	7
Royal Bank of Canada	SEK	33,541	USD	3,996	05/23/18	161
Royal Bank of Canada	SGD	273	USD	207	06/20/18	2
State Street	USD	109	BRL	378	05/03/18	(1)
State Street	USD	2,419	CAD	3,036	05/23/18	(53)
State Street	USD	603	CNY	3,850	06/20/18	4
State Street	USD	45	EUR	37	05/18/18	(1)
State Street	USD	330	EUR	269	05/18/18	(5)
State Street	USD	135	GBP	98	05/02/18	—
State Street	USD	8	HKD	59	05/03/18	—
State Street	USD	2,417	JPY	258,374	05/23/18	(50)
State Street	USD	128	ZAR	1,598	05/04/18	—
State Street	CAD	1,639	USD	1,309	07/20/18	30
State Street	EUR	8	USD	10	05/03/18	—
State Street	ILS	4,972	USD	1,420	05/23/18	37
State Street	INR	7,620	USD	116	06/20/18	2
State Street	KRW	9,298,950	USD	8,707	06/20/18	15
State Street	RUB	395,640	USD	6,862	06/20/18	616
State Street	TWD	90,790	USD	3,132	06/20/18	55
UBS	USD	9,283	EUR	7,440	06/20/18	(266)
UBS	USD	570	HKD	4,458	06/20/18	(2)
UBS	USD	11,430	JPY	1,204,808	06/20/18	(373)
UBS	USD	2,522	PLN	8,724	05/07/18	(37)
UBS	USD	148	SEK	1,210	06/20/18	(9)
UBS	USD	77	TRY	301	05/03/18	(3)
UBS	USD	56	ZAR	678	06/20/18	(2)
UBS	AUD	435	USD	340	06/20/18	12
UBS	BRL	39	USD	12	05/03/18	1
UBS	CAD	2,723	USD	2,115	06/20/18	(8)
UBS	CHF	43	USD	45	06/20/18	2
UBS	GBP	363	USD	505	06/20/18	5
UBS	MXN	11,135	USD	587	06/20/18	(4)
UBS	NOK	2,018	USD	259	06/20/18	7

See accompanying notes which are an integral part of the financial statements.

746 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
										Unrealized
										Appreciation
					Amount		Amount			(Depreciation)
Counterparty				Sold			Bought	Settlement Date		$
UBS				SGD	273	USD	207	06/20/18		2
Westpac				USD	1,211	EUR	978	05/23/18		(29)
Westpac				USD	2,847	EUR	2,298	05/23/18		(68)
Westpac				CHF	1,159	USD	1,205	05/23/18		33
Westpac				CHF	1,913	USD	1,988	05/23/18		55
Westpac				SEK	47,770	USD	5,668	05/23/18		205
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)										(720)
Total Return Swap Contracts
Amounts in thousands
								Premiums	Unrealized
								Paid	Appreciation
				Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity		Counterparty Amount			Terms		Date	$	$	$
Long
Markit IOS Index	Goldman Sachs		USD	20,751	1 Month LIBOR(1)		01/12/45	—	(127)	(127)
Short
Markit IOS Index	JPMorgan Chase USD			20,751	1 Month LIBOR(1)		01/12/45	—	127	127
Total Open Total Return Swap Contracts (å)								—	—	—

Interest Rate Swap Contracts
Amounts in thousands
								Premiums	Unrealized
								Paid	Appreciation
							Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount			Fund Receives	Fund Pays		Date	$	$	$
Barclays	USD	27,302		2.617%(3)	Three Month LIBOR(2)		04/09/20	—	(57)	(57)
Barclays	USD	97,645		Three Month LIBOR(2)	2.715%(3)		04/24/20	2	46	48
Barclays	USD	158,076		Three Month LIBOR(2)	2.605%(3)		06/20/20	71	499	570
Barclays	USD	765		Three Month LIBOR(2)	2.715%(3)		04/16/21	—	2	2
Barclays	USD	31,880		Three Month LIBOR(2)	2.946%(3)		04/27/23	—	(69)	(69)
Barclays	USD	8,353		2.907%(3)	Three Month LIBOR(2)		05/01/23	—	2	2
Barclays	USD	179,719		Three Month LIBOR(2)	2.750%(3)		06/20/23	370	1,039	1,409
Barclays	USD	3,505		2.785%(3)	Three Month LIBOR(2)		04/03/28	—	(53)	(53)
Barclays	USD	5,846		Three Month LIBOR(2)	2.798%(3)		04/05/28	—	82	82
Barclays	USD	5,476		2.790%(3)	Three Month LIBOR(2)		04/06/28	—	(81)	(81)
Barclays	USD	3,768		2.859%(3)	Three Month LIBOR(2)		04/09/28	—	(33)	(33)
Barclays	USD	5,598		2.851%(3)	Three Month LIBOR(2)		04/09/28	—	(53)	(53)
Barclays	USD	6,736		Three Month LIBOR(2)	2.903%(3)		04/09/28	—	33	33
Barclays	USD	942		2.853%(3)	Three Month LIBOR(2)		04/10/28	—	(9)	(9)
Barclays	USD	3,183		2.818%(3)	Three Month LIBOR(2)		04/11/28	—	(40)	(40)
Barclays	USD	3,715		Three Month LIBOR(2)	2.890%(3)		04/11/28	—	23	23
Barclays	USD	3,765		Three Month LIBOR(2)	2.827%(3)		04/11/28	—	44	44
Barclays	USD	2,195		2.794%(3)	Three Month LIBOR(2)		04/13/28	—	(32)	(32)

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 747

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	793	2.870%(3)	Three Month LIBOR(2)	04/18/28	—	(6)	(6)
Barclays	USD	3,715	Three Month LIBOR(2)	2.917%(3)	04/18/28	—	15	15
Barclays	USD	3,960	2.876%(3)	Three Month LIBOR(2)	04/18/28	—	(30)	(30)
Barclays	USD	308	Three Month LIBOR(2)	2.923%(3)	04/19/28	—	1	1
Barclays	USD	359	2.864%(3)	Three Month LIBOR(2)	04/19/28	—	(3)	(3)
Barclays	USD	1,746	2.865%(3)	Three Month LIBOR(2)	04/19/28	—	(15)	(15)
Barclays	USD	2,155	Three Month LIBOR(2)	2.863%(3)	04/19/28	—	19	19
Barclays	USD	4,309	Three Month LIBOR(2)	2.917%(3)	04/19/28	—	17	17
Barclays	USD	4,310	2.864%(3)	Three Month LIBOR(2)	04/19/28	—	(37)	(37)
Barclays	USD	6,270	2.862%(3)	Three Month LIBOR(2)	04/20/28	—	(55)	(55)
Barclays	USD	8,023	Three Month LIBOR(2)	2.924%(3)	04/23/28	—	27	27
Barclays	USD	14,506	Three Month LIBOR(2)	2.944%(3)	04/24/28	—	24	24
Barclays	USD	14,506	Three Month LIBOR(2)	2.946%(3)	04/24/28	—	21	21
Barclays	USD	15,247	2.980%(3)	Three Month LIBOR(2)	04/24/28	—	23	23
Barclays	USD	28,308	2.942%(3)	Three Month LIBOR(2)	04/24/28	4	(56)	(52)
Barclays	USD	910	Three Month LIBOR(2)	3.000%(3)	04/25/28	—	(3)	(3)
Barclays	USD	1,819	Three Month LIBOR(2)	3.000%(3)	04/25/28	—	(6)	(6)
Barclays	USD	1,819	Three Month LIBOR(2)	3.013%(3)	04/25/28	—	(8)	(8)
Barclays	USD	13,819	3.023%(3)	Three Month LIBOR(2)	04/26/28	—	72	72
Barclays	USD	1,518	Three Month LIBOR(2)	3.057%(3)	04/27/28	—	(12)	(12)
Barclays	USD	10,860	Three Month LIBOR(2)	3.023%(3)	04/30/28	—	(58)	(58)
Barclays	USD	10,860	Three Month LIBOR(2)	3.022%(3)	04/30/28	—	(56)	(56)
Barclays	USD	21,719	3.024%(3)	Three Month LIBOR(2)	04/30/28	(8)	125	117
Barclays	USD	3,715	2.805%(3)	Three Month LIBOR(2)	05/01/28	—	(52)	(52)
Barclays	USD	7,430	Three Month LIBOR(2)	2.900%(3)	05/01/28	—	42	42
Barclays	USD	8,236	2.997%(3)	Three Month LIBOR(2)	05/02/28	—	—	—
Barclays	USD	2,874	Three Month LIBOR(2)	2.865%(3)	05/10/28	—	26	26
Barclays	USD	231	Three Month LIBOR(2)	2.870%(3)	05/16/28	—	2	2
Barclays	USD	570	Three Month LIBOR(2)	2.995%(3)	05/22/28	—	(1)	(1)
Barclays	USD	2,361	Three Month LIBOR(2)	2.866%(3)	05/22/28	—	21	21
Barclays	USD	667	Three Month LIBOR(2)	2.930%(3)	05/29/28	—	2	2
Barclays	USD	88,693	2.900%(3)	Three Month LIBOR(2)	06/20/28	468	(1,050)	(582)
Barclays	USD	4,876	2.854%(3)	Three Month LIBOR(2)	04/04/48	—	(131)	(131)
Barclays	USD	7,604	Three Month LIBOR(2)	2.902%(3)	04/09/48	—	130	130
Barclays	USD	14,267	2.850%(3)	Three Month LIBOR(2)	06/20/48	27	(437)	(410)
Citigroup	EUR	1,100	1.059%(4)	Six Month EUROBOR(3)	02/01/28	—	14	14
JPMorgan Chase	HUF	583,899	Six Month BUBOR(3)	0.833%(4)	11/22/22	—	—	—
JPMorgan Chase	EUR	900	0.480%(4)	Six Month EUROBOR(3)	02/13/23	—	7	7
			Six Month
JPMorgan Chase	EUR	900	EUROBOR(3)	0.000%(4)	02/13/23	—	1	1
JPMorgan Chase	USD	1,145	Three Month LIBOR(2)	2.778%(3)	03/09/23	—	5	5
JPMorgan Chase	GBP	1,220	Six Month LIBOR(3)	1.352%(3)	03/28/23	—	(1)	(1)

See accompanying notes which are an integral part of the financial statements.

748 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Interest Rate Swap Contracts

Amounts in thousands
									Premiums		Unrealized
									Paid		Appreciation
								Termination		(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives			Fund Pays		Date		$	$	$
JPMorgan Chase	EUR	525	0.376%(4)		Six Month EUROBOR(3)			04/12/23		—	—	—
JPMorgan Chase	USD	200	Three Month LIBOR(2)		2.824%(3)			04/16/23		—	1	1
JPMorgan Chase	USD	1,200	Three Month LIBOR(2)		2.945%(3)			04/25/23		—	(3)	(3)
JPMorgan Chase	USD	4,465	Three Month LIBOR(2)		2.971%(3)			04/27/23		—	(16)	(16)
JPMorgan Chase	USD	1,200	Three Month LIBOR(2)		2.880%(3)			02/28/28		—	6	6
JPMorgan Chase	EUR	1,511	1.339%(4)		Six Month EUROBOR(3)			03/05/28		—	67	67
JPMorgan Chase	USD	1,120	Three Month LIBOR(2)		2.934%(3)			03/21/28		—	2	2
JPMorgan Chase	USD	1,000	Three Month LIBOR(2)		2.829%(3)			03/29/28		—	11	11
Total Open Interest Rate Swap Contracts (å)										934	(12)	922

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
						Fund
			Implied			(Pays)/		Premiums			Unrealized
		Purchase/Sell	Credit	Notional		Receives	Termination		Paid/(Received)		Appreciation(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate	Date		$		$	$
International Paper
Co.	JPMorgan Chase	Sell	0.777%	USD	850	1.000%(2)	06/20/23		9		1	10
Intesa Sanpaolo	Citigroup	Sell	0.601%	EUR	500	1.000%(2)	06/20/22		7		5	12
Intesa Sanpaolo
S. p. A.	Citigroup	Sell	0.601%	EUR	240	1.000%(2)	06/20/22		2		4	6
Intesa Sanpaolo
S. p. A.	Citigroup	Sell	0.680%	EUR	900	1.000%(2)	12/20/22		15		5	20
UniCredit	Citigroup	Sell	0.582%	EUR	500	1.000%(2)	06/20/22		4		8	12
UniCredit S. p. A.	Citigroup	Sell	0.582%	EUR	245	1.000%(2)	06/20/22		2		4	6
UniCredit S. p. A.	Citigroup	Sell	0.649%	EUR	900	1.000%(2)	12/20/22		14		7	21
Total Open Corporate Issues Contracts									53		34	87
Credit Indices
						Fund
						(Pays)/		Premiums			Unrealized
		Purchase/Sell		Notional		Receives	Termination		Paid/(Received)		Appreciation(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection		Amount		Fixed Rate	Date		$	$		$
CDX Emerging
Markets Index	Bank of America	Purchase		USD	800	(1.000%)(2)	06/20/23		17		(2)	15
CDX Investment
Grade Index	Bank of America	Sell		USD	34,000	1.000%)(2)	06/20/23		610		60	670
CDX NA High Yield
Index	Bank of America	Purchase		USD	136,500	(5.000%)(2)	06/20/23		(8,678)		(1,553)	(10,231)
CDX NA High Yield
Index	JPMorgan Chase	Purchase		USD	6,400	(5.000%)(2)	06/20/23		(375)		(95)	(470)
CDX NA High Yield
Index	JPMorgan Chase	Purchase		USD	900	(5.000%)(2)	06/20/23		(62)		(4)	(66)
CDX NA High Yield
Index	JPMorgan Chase	Purchase		USD	910	(5.000%)(2)	06/20/23		(59)		(8)	(67)
CDX NA High Yield
Index	JPMorgan Chase	Purchase		USD	900	(5.000%)(2)	06/20/23		(63)		(3)	(66)
CDX NA High Yield
Index	JPMorgan Chase	Purchase		USD	900	(5.000%)(2)	06/20/23		(56)		(10)	(66)

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 749

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/			Premiums	Unrealized
		Purchase/Sell	Credit	Notional		Receives		Termination	Paid/ (Received)	Appreciation (Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate		Date	$	$	$
CMBX NA Index	Bank of America	Sell		USD	122	3.000	%(2)	05/11/63	(18)	3	(15)
CMBX NA Index	Citigroup	Sell		USD	130	3.000	%(2)	01/17/47	(12)	—	(12)
CMBX NA Index	Credit Suisse	Sell		USD	2,656	3.000	%(2)	05/11/63	(431)	101	(330)
CMBX NA Index	Credit Suisse	Sell		USD	122	3.000	%(2)	05/11/63	(19)	4	(15)
CMBX NA Index	Credit Suisse	Sell		USD	51	3.000	%(2)	05/11/63	(7)	1	(6)
CMBX NA Index	Credit Suisse	Sell		USD	1,809	3.000	%(2)	05/11/63	(312)	87	(225)
CMBX NA Index	Credit Suisse	Sell		USD	169	3.000	%(2)	05/11/63	(29)	8	(21)
CMBX NA Index	Credit Suisse	Sell		USD	577	3.000	%(2)	05/11/63	(93)	21	(72)
CMBX NA Index	Deutsche Bank	Sell		USD	3,131	3.000	%(2)	05/11/63	(529)	139	(390)
CMBX NA Index	Goldman Sachs	Sell		USD	177	3.000	%(2)	05/11/63	(26)	4	(22)
CMBX NA Index	Goldman Sachs	Sell		USD	1,003	3.000	%(2)	05/11/63	(167)	42	(125)
CMBX NA Index	Goldman Sachs	Sell		USD	163	3.000	%(2)	05/11/63	(25)	5	(20)
CMBX NA Index	Goldman Sachs	Sell		USD	3,200	3.000	%(2)	05/11/63	(519)	121	(398)
CMBX NA Index	JPMorgan Chase	Sell		USD	2,937	3.000	%(2)	05/11/63	(474)	109	(365)
CMBX NA Index	JPMorgan Chase	Sell		USD	112	3.000	%(2)	05/11/63	(16)	2	(14)
CMBX NA Index	JPMorgan Chase	Sell		USD	226	3.000	%(2)	05/11/63	(36)	8	(28)
CMBX NA Index	JPMorgan Chase	Sell		USD	387	3.000	%(2)	05/11/63	(62)	14	(48)
CMBX NA Index	JPMorgan Chase	Sell		USD	3,012	3.000	%(2)	05/11/63	(445)	71	(374)
CMBX NA Index	JPMorgan Chase	Sell		USD	387	3.000	%(2)	05/11/63	(61)	13	(48)
CMBX NA Index	JPMorgan Chase	Sell		USD	7,674	3.000	%(2)	05/11/63	(1,123)	168	(955)
CMBX NA Index	JPMorgan Chase	Sell		USD	316	3.000	%(2)	05/11/63	(47)	8	(39)
CMBX NA Index	JPMorgan Chase	Sell		USD	203	3.000	%(2)	05/11/63	(31)	6	(25)
CMBX NA Index	JPMorgan Chase	Sell		USD	61	3.000	%(2)	05/11/63	(9)	1	(8)
CMBX NA Index	JPMorgan Chase	Sell		USD	67	3.000	%(2)	05/11/63	(10)	2	(8)
CMBX NA Index	JPMorgan Chase	Sell		USD	773	3.000	%(2)	05/11/63	(122)	26	(96)
CMBX NA Index	JPMorgan Chase	Sell		USD	756	3.000	%(2)	05/11/63	(130)	36	(94)
CMBX NA Index	JPMorgan Chase	Sell		USD	3,123	3.000	%(2)	05/11/63	(505)	116	(389)
CMBX NA Index	JPMorgan Chase	Sell		USD	756	3.000	%(2)	05/11/63	(129)	35	(94)
CMBX NA Index	Morgan Stanley	Sell		USD	289	3.000	%(2)	05/11/63	(48)	12	(36)
CMBX NA Index	Morgan Stanley	Sell		USD	80	3.000	%(2)	05/11/63	(12)	2	(10)
CMBX NA Index	Morgan Stanley	Sell		USD	316	3.000	%(2)	05/11/63	(47)	8	(39)
Total Open Credit Indices Contracts (å)									(14,160)	(442)	(14,602)
Total Open Credit Default Swap Contracts (å)									(14,107)	(408)	(14,515)

See accompanying notes which are an integral part of the financial statements.

750 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$4,378	$1,383	$—	$5,761	0.4
Corporate Bonds and Notes	—	220,502	—	—	220,502	15.4
Financial Services	—	1,303	—	—	1,303	0.1
International Debt	—	125,622	1,625	—	127,247	8.9
Loan Agreements	—	149,268	697	—	149,965	10.5
Mortgage-Backed Securities	—	149,036	12,199	—	161,235	11.3
Non-US Bonds	—	63,542	—	—	63,542	4.4
United States Government Treasuries	—	2,149	—	—	2,149	0.2
Common Stocks
Consumer Discretionary	15,899	13,977	—	—	29,876	2.1
Consumer Staples	14,715	9,278	2	—	23,995	1.7
Energy	12,459	7,470	—	—	19,929	1.4
Financial Services	69,470	33,866	38	—	103,374	7.2
Health Care	22,746	14,362	—	—	37,108	2.6
Materials and Processing	17,956	6,857	—	—	24,813	1.7
Producer Durables	18,830	22,326	—	—	41,156	2.9
Technology	34,823	10,459	102	—	45,384	3.2
Utilities	23,276	12,249	—	—	35,525	2.5
Preferred Stocks	41,839	—	219	—	42,058	2.9
Options Purchased	10,380	364	—	—	10,744	0.8
Short-Term Investments	1,224	32,541	2,325	204,747	240,837	16.9
Other Securities	—	—	—	24,591	24,591	1.7
Total Investments	283,617	879,549	18,590	229,338	1,411,094	98.8
Other Assets and Liabilities, Net						1.2
						100.0
Other Financial Instruments
Assets
Futures Contracts	17,243	—	—	—	17,243	1.2
Foreign Currency Exchange Contracts	4	3,494	—	—	3,498	0.2
Total Return Swap Contracts	—	127	—	—	127	— *
Interest Rate Swap Contracts	—	2,886	—	—	2,886	0.2
Credit Default Swap Contracts	—	772	—	—	772	0.1

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 751

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Liabilities
Futures Contracts	(6,988)	—	—	—	(6,988)	(0.5)
Options Written	(1,227)	(2,763)	—	—	(3,990)	(0.3)
Foreign Currency Exchange Contracts	(2)	(4,216)	—	—	(4,218)	(0.3)
Total Return Swap Contracts	—	(127)	—	—	(127)	(— *)
Interest Rate Swap Contracts	—	(1,964)	—	—	(1,964)	(0.1)
Credit Default Swap Contracts	—	(15,287)	—	—	(15,287)	(1.1)
Total Other Financial Instruments**	$9,030	$(17,078)	$—	$—	$(8,048)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended April 30, 2018 were as follows:

										Net Change
										in Unrealized
										Appreciation/
						Net	Net	Net Change		(Depreciation)
	Beginning			Accrued		Transfers	Transfers	in Unrealized	Ending	on Investments
	Balance of	Gross	Gross	Discounts/	Realized	into Level	out of	Appreciation/	Balance of	held as of
Category and Subcategory	10/31/2017	Purchases	Sales	(Premiums)	Gain (Loss)	3	Level 3	(Depreciation)	4/30/2018	4/30/2018
Long-Term Investments
Asset Backed Securities	$2,498	$1,383	$6	$—	$—	$—	$2,444	$(48)	$1,383	$(48)
International Debt	—	1,625	—	—	—	—	—	—	1,625	—
Loan Agreements	—	—	—	—	—	697	—	—	697	—
Mortgage-Backed
Securities	3,188	9,184	198	—	(145)	710	472	(68)	12,199	(68)
Common Stocks
Consumer Staples	—	2	—	—	—	—	—	—	2	—
Financial Services	37	—	—	—	—	—	—	1	38	1
Health Care	119	—	120	—	30	—	—	(29)	—	—
Technology	103	—	—	—	—	—	—	(1)	102	(1)
Warrants & Rights	104	—	—	—	—	—	—	(104)	—	—
Preferred Stocks	—	220	—	—	—	—	—	(1)	219	(1)
Short-Term Investments	—	1,871	—	—	—	—	—	454	2,325	454
Total Investments	6,049	14,285	324	—	(115)	1,407	2,916	204	18,590	337

See accompanying notes which are an integral part of the financial statements.

752 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Argentina	651
Australia	14,731
Austria	2,035
Belgium	249
Bermuda	10,825
Brazil	4,955
Canada	48,679
Cayman Islands	13,266
Chile	2,230
China	3,680
Colombia	8,241
Czech Republic	2,154
Denmark	4,614
Finland	550
France	23,062
Germany	9,162
Ghana	27
Greece	769
Guernsey	478
Hong Kong	11,524
Hungary	2,708
India	3,366
Indonesia	4,776
Ireland	6,110
Isle of Man	281
Israel	273
Italy	6,546
Japan	36,783
Jersey	3,804
Lebanon	38
Luxembourg	9,312
Malaysia	2,120
Marshall Islands	1,853
Mauritius	967
Mexico	7,783
Monaco	293
Netherlands	8,686
New Zealand	255
Norway	4,395
Panama	373
Peru	1,141
Philippines	166
Portugal	601
Puerto Rico	1,253
Qatar	598
Romania	374
Russia	10,239
Singapore	6,582
South Africa	6,533
South Korea	7,020

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 753

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Spain	5,936
Sweden	7,426
Switzerland	12,163
Thailand	2,285
Turkey	2,296
Ukraine	1,080
United Arab Emirates	263
United Kingdom	42,452
United States	1,035,577
Virgin Islands, British	4,505
Total Investments	1,411,094

See accompanying notes which are an integral part of the financial statements.

754 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$9,955	$—	$—	$789
Unrealized appreciation on foreign currency exchange contracts	—	—	3,498	—
Receivable from Broker for Futures**	17,056	—	—	187
Total return swap contracts, at fair value	127	—	—	—
Interest rate swap contracts, at fair value	—	—	—	2,886
Credit default swap contracts, at fair value	—	772	—	—
Total	$27,138	$772	$3,498	$3,862

Location: Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures**	$6,626	$—	$—	$362
Unrealized depreciation on foreign currency exchange contracts	—	—	4,218	—
Options written, at fair value	3,097	—	—	893
Total return swap contracts, at fair value	127	—	—	—
Interest rate swap contracts, at fair value	—	—	—	1,964
Credit default swap contracts, at fair value	—	15,287	—	—
Total	$9,850	$15,287	$4,218	$3,219
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$20,336	$—	$—	$(4,644)
Futures contracts	(11,073)	—	—	286
Options written	(30)	—	—	980
Interest rate swap contracts	—	—	—	2,612
Credit default swap contracts	—	1,198	—	—
Foreign currency exchange contracts	—	—	526	—
Total	$9,233	$1,198	$526	$(766)

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$(15,492)	$—	$—	$491
Futures contracts	11,857	—	—	(322)
Options written	1,253	—	—	(264)
Total return swap contracts	2	—	—	—
Interest rate swap contracts	—	—	—	(5)
Credit default swap contracts	—	(92)	—	—
Foreign currency exchange contracts	—	—	(1,946)	—
Total	$(2,380)	$(92)	$(1,946)	$(100)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 755

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
April 30, 2018(Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$10,744	$—	$10,744
Securities on Loan*	Investments, at fair value	23,758	—	23,758
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	3,498	—	3,498
Futures Contracts	Receivable from Broker for Futures	20,238	—	20,238
Total Return Swap Contracts	Total return swap contracts, at fair value	127	—	127
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	2,886	—	2,886
Credit Default Swap Contracts	Credit default swap contracts, at fair value	772	—	772
Total Financial and Derivative Assets		62,023	—	62,023
Financial and Derivative Assets not subject to a netting agreement		(33,768)	—	(33,768)
Total Financial and Derivative Assets subject to a netting agreement		$28,255	$—	$28,255

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$318	$215	$—	$103
Bank of Montreal	114	114	—	—
BNP Paribas	67	3	—	64
Brown Brothers Harriman	80	80	—	—
Citigroup	2,548	179	1,540	829
Credit Suisse	1,577	—	1,577	—
Deutsche Bank	1	—	—	1
Goldman Sachs	7,577	—	7,577	—
HSBC	5,180	474	4,706	—
ING	1,254	—	1,254	—
JPMorgan Chase	943	943	—	—
Merrill Lynch	5,931	—	5,931	—
Morgan Stanley	753	—	753	—
Newedge	246	—	—	246
Nomura	1	—	—	1
Royal Bank of Canada	284	188	—	96
Societe Generale	302	—	302	—
State Street	758	42	590	126
UBS	28	28	—	—
Westpac	293	97	—	196
Total	$28,255	$2,363	$24,230	$1,662

See accompanying notes which are an integral part of the financial statements.

756 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Balance Sheet Offsetting Financial and Derivative Instruments, continued —
April 30, 2018(Unaudited)

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
				Gross	Net Amounts
			Amounts		of Liabilities
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities		Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures		$4,433	$—	$4,433
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts		4,218	—	4,218
Options Written Contracts	Options written, at fair value		3,990	—	3,990
Total Return Swap Contracts	Total return swap contracts, at fair value		127	—	127
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value		1,964	—	1,964
Credit Default Swap Contracts	Credit default swap contracts, at fair value		15,287	—	15,287
Total Financial and Derivative Liabilities			30,019	—	30,019
Financial and Derivative Liabilities not subject to a netting agreement			(18,592)	—	(18,592)
Total Financial and Derivative Liabilities subject to a netting agreement			$11,427	$—	$11,427

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities
		Net Amounts
		of Liabilities
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Pledged^	Net Amount
Bank of America		$230	$215	$15	$—
Bank of Montreal		729	114	—	615
Barclays		15	—	—	15
BNP Paribas		3	3	—	—
Brown Brothers Harriman		218	80	—	138
Citigroup		801	179	—	622
Credit Suisse		669	—	5	664
Deutsche Bank		390	—	—	390
Goldman Sachs		2,583	—	2,280	303
HSBC		474	474	—	—
JPMorgan Chase		3,515	943	694	1,878
Morgan Stanley		104	—	—	104
Royal Bank of Canada		788	188	—	600
State Street		108	42	—	66
UBS		703	28	674	1
Westpac		97	97	—	—
Total		$11,427	$2,363	$3,668	$5,396

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 757

Russell Investment Company
Multi-Strategy Income Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,409,704
Investments, at fair value(*)(>)	1,411,094
Cash	4,665
Foreign currency holdings(^)	4,560
Unrealized appreciation on foreign currency exchange contracts	3,498
Receivables:
Dividends and interest	10,803
Dividends from affiliated funds	329
Investments sold	23,999
Fund shares sold	1,578
From broker(a)(b)(c)(d)(e)	97,263
Prepaid expenses	10
Total return swap contracts, at fair value(8)	127
Interest rate swap contracts, at fair value(•)	2,886
Credit default swap contracts, at fair value(+)	772
Total assets	1,561,584

Liabilities
Payables:
Due to broker (f)(g)(h)(i)(j)	33,046
Investments purchased	48,263
Fund shares redeemed	1,318
Accrued fees to affiliates	736
Other accrued expenses	105
Deferred capital gains tax liability	15
Unrealized depreciation on foreign currency exchange contracts	4,218
Options written, at fair value(x)	3,990
Payable upon return of securities loaned	24,591
Total return swap contracts, at fair value(8)	127
Interest rate swap contracts, at fair value(•)	1,964
Credit default swap contracts, at fair value(+)	15,287
Total liabilities	133,660

Net Assets	$1,427,924

See accompanying notes which are an integral part of the financial statements.

758 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3,654
Accumulated net realized gain (loss)	16,942
Unrealized appreciation (depreciation) on:
Investments (net deferred tax liability for foreign capital gain taxes)	1,378
Investments in affiliated funds	(3)
Futures contracts	10,255
Options written	1,396
Foreign currency exchange contracts	(720)
Interest rate swap contracts	(12)
Credit default swap contracts	(408)
Foreign currency-related transactions	(78)
Shares of beneficial interest	1,403
Additional paid-in capital	1,394,117
Net Assets	$1,427,924

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.16
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$10.78
Class A — Net assets	$11,042,039
Class A — Shares outstanding ($. 01 par value)	1,086,719
Net asset value per share: Class C(#)	$10.13
Class C — Net assets	$8,395,458
Class C — Shares outstanding ($. 01 par value)	829,029
Net asset value per share: Class E (#)	$10.28
Class E — Net assets	$72,942
Class E — Shares outstanding ($. 01 par value)	7,095
Net asset value per share: Class M(#)	$10.17
Class M — Net assets	$33,196,313
Class M — Shares outstanding ($. 01 par value)	3,265,022
Net asset value per share: Class S (#)	$10.18
Class S — Net assets	$1,049,617,429
Class S — Shares outstanding ($. 01 par value)	103,145,854
Net asset value per share: Class Y(#)	$10.19
Class Y — Net assets	$325,600,257
Class Y — Shares outstanding ($. 01 par value)	31,965,563
Amounts in thousands
(^) Foreign currency holdings - cost	$4,651
(x) Premiums received on options written	$5,386
(*) Securities on loan included in investments	$23,758
(8) Total return swap contracts - premiums paid (received)	$—
(+) Credit default swap contracts - premiums paid (received)	$(14,107)
(•) Interest rate swap contracts - premiums paid (received)	$934
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$229,338

(a) Receivable from Broker for Futures	$32,419
(b) Receivable from Broker for Swaps	$29,191
(c) Receivable from Broker for Forwards	$937
(d) Receivable from Broker for Options	$14,478
(e) Receivable Variation Margin for Futures	$20,238
(f) Due to Broker for Futures	$5,865
(g) Due to Broker for Swaps	$20,689
(h) Due to Broker for Forwards	$1,860
(i) Due to Broker for Options	$199
(j) Payables Variation Margin for Futures	$4,433

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 759

Russell Investment Company
Multi-Strategy Income Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
(#)     Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

760 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$5,832
Dividends from affiliated funds	1,538
Interest	25,128
Securities lending income (net)	244
Total investment income	32,742

Expenses
Advisory fees	5,134
Administrative fees	329
Custodian fees	326
Distribution fees - Class A	16
Distribution fees - Class C	32
Distribution fees - Class T	—**
Transfer agent fees - Class A	13
Transfer agent fees - Class C	9
Transfer agent fees - Class E	—**
Transfer agent fees - Class M	32
Transfer agent fees - Class S .	1,033
Transfer agent fees - Class T	—**
Transfer agent fees - Class Y	6
Professional fees	82
Registration fees	71
Shareholder servicing fees - Class C	11
Shareholder servicing fees - Class E	—**
Trustees’ fees	16
Printing fees	82
Miscellaneous	23
Expenses before reductions	7,215
Expense reductions	(2,176)
Net expenses	5,039
Net investment income (loss)	27,703

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net deferred tax liability for foreign capital gain taxes)	22,063
Investments in affiliated funds	(27)
Futures contracts	(10,787)
Options written	950
Foreign currency exchange contracts	526
Interest rate swap contracts	2,612
Credit default swap contracts	1,198
Foreign currency-related transactions	392
Net realized gain (loss)	16,927
Net change in unrealized appreciation (depreciation) on:
Investments (net deferred tax liability for foreign capital gain taxes) .	(33,041)
Investments in affiliated funds	(3)
Futures contracts	11,535
Options written	989
Foreign currency exchange contracts	(1,946)
Total return swap contracts	2
Interest rate swap contracts	(5)

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 761

Russell Investment Company
Multi-Strategy Income Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Credit default swap contracts	(92)
Foreign currency-related transactions	(10)
Net change in unrealized appreciation (depreciation)	(22,571)
Net realized and unrealized gain (loss)	(5,644)
Net Increase (Decrease) in Net Assets from Operations	$22,059

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

762 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,703	$35,544
Net realized gain (loss)	16,927	17,928
Net change in unrealized appreciation (depreciation)	(22,571)	35,947
Net increase (decrease) in net assets from operations	22,059	89,419

Distributions
From net investment income
Class A	(205)	(363)
Class C	(110)	(186)
Class E .	(1)	(223)
Class M(1)	(582)	(230)
Class S	(18,252)	(23,908)
Class T(2)(3)	—	(1)
Class Y	(5,204)	(9,158)
From net realized gain
Class A	(123)	—
Class C	(77)	—
Class E .	(1)	—
Class M(1)	(278)	—
Class S	(9,193)	—
Class Y	(2,166)	—
Net decrease in net assets from distributions	(36,192)	(34,069)

Share Transactions*
Net increase (decrease) in net assets from share transactions	121,843	412,300
Total Net Increase (Decrease) in Net Assets	107,710	467,650

Net Assets
Beginning of period	1,320,214	852,564
End of period	$1,427,924	$1,320,214
Undistributed (overdistributed) net investment income included in net assets	$3,654	$305

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 763

Russell Investment Company
Multi-Strategy Income Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	89	$912	371	$3,700
Proceeds from reinvestment of distributions	28	281	30	297
Payments for shares redeemed	(324)	(3,297)	(147)	(1,464)
Net increase (decrease)	(207)	(2,104)	254	2,533
Class C
Proceeds from shares sold	149	1,531	297	2,966
Proceeds from reinvestment of distributions	19	186	18	178
Payments for shares redeemed	(144)	(1,468)	(260)	(2,602)
Net increase (decrease)	24	249	55	542
Class E
Proceeds from shares sold	—	—	65	626
Proceeds from reinvestment of distributions	—**	2	23	222
Payments for shares redeemed	(1)	(8)	(2,521)	(24,549)
Net increase (decrease)	(1)	(6)	(2,433)	(23,701)
Class M(1)
Proceeds from shares sold	704	7,229	2,928	29,956
Proceeds from reinvestment of distributions	85	860	22	230
Payments for shares redeemed	(379)	(3,892)	(95)	(971)
Net increase (decrease)	410	4,197	2,855	29,215
Class S
Proceeds from shares sold	10,788	110,770	60,541	614,221
Proceeds from reinvestment of distributions	2,699	27,402	2,394	23,854
Payments for shares redeemed	(9,639)	(98,910)	(20,684)	(207,463)
Net increase (decrease)	3,848	39,262	42,251	430,612
Class T (2)(3)
Proceeds from shares sold	—	—	10	100
Proceeds from reinvestment of distributions	—	—	—**	1
Payments for shares redeemed	(10)	(103)	—	—
Net increase (decrease)	(10)	(103)	10	101
Class Y
Proceeds from shares sold	11,089	113,884	3,514	34,714
Proceeds from reinvestment of distributions	725	7,370	923	9,158
Payments for shares redeemed	(3,981)	(40,906)	(7,097)	(70,874)
Net increase (decrease)	7,833	80,348	(2,660)	(27,002)
Total increase (decrease)	11,897	$121,843	40,332	$412,300

**Less than 500 shares.
(1) For the period March 16, 2017 (inception date) to October 31, 2017.
(2) For the period June 7, 2017 (inception date) to October 31, 2017.
(3) For the period November 1, 2017 to December 14, 2017 (final redemption).

See accompanying notes which are an integral part of the financial statements.

764 Multi-Strategy Income Fund

(This page intentionally left blank)

Russell Investment Company
Multi-Strategy Income Fund

Financial Highlights — For the Period Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2018*	10.26	. 19	(. 03)	. 16	(. 17)	(. 09)
October 31, 2017	9.66	. 34	. 57	. 91	(. 31)	—
October 31, 2016	9.52	. 35	. 12	. 47	(. 33)	—
October 31, 2015(3)	10.00	. 16	(. 50)	(. 34)	(. 14)	—

Class C
April 30, 2018*	10.23	. 15	(. 03)	. 12	(. 13)	(. 09)
October 31, 2017	9.64	. 26	. 57	. 83	(. 24)	—
October 31, 2016	9.51	. 27	. 13	. 40	(. 27)	—
October 31, 2015(3)	10.00	. 12	(. 49)	(. 37)	(. 12)	—

Class E
April 30, 2018*	10.38	. 19	(. 03)	. 16	(. 17)	(. 09)
October 31, 2017	9.67	. 39	. 53	. 92	(. 21)	—
October 31, 2016	9.53	. 34	. 13	. 47	(. 33)	—
October 31, 2015(3)	10.00	. 15	(. 48)	(. 33)	(. 14)	—

Class M
April 30, 2018*	10.27	. 21	(. 03)	. 18	(. 19)	(. 09)
October 31, 2017(9)	10.00	. 25	. 27	. 52	(. 25)	—

Class S
April 30, 2018*	10.28	. 20	(. 03)	. 17	(. 18)	(. 09)
October 31, 2017	9.68	. 36	. 58	. 94	(. 34)	—
October 31, 2016	9.53	. 36	. 14	. 50	(. 35)	—
October 31, 2015(3)	10.00	. 17	(. 50)	(. 33)	(. 14)	—

Class Y
April 30, 2018*	10.29	. 21	(. 03)	. 18	(. 19)	(. 09)
October 31, 2017	9.68	. 39	. 58	. 97	(. 36)	—
October 31, 2016	9.54	. 39	. 12	. 51	(. 37)	—
October 31, 2015(3)	10.00	. 18	(. 49)	(. 31)	(. 15)	—

See accompanying notes which are an integral part of the financial statements.

766 Multi-Strategy Income Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(. 26)	10.16	1.55	11,042	1.33	1.02	3.74	55
(. 31)	10.26	9.63	13,283	1.36	1.09	3.37	146
(. 33)	9.66	5.08	10,052	1.44	1.10	3.70	67
(. 14)	9.52	(3.40)	2,887	1.44	1.10	3.35	38

(. 22)	10.13	1.21	8,395	2.08	1.77	3.02	55
(. 24)	10.23	8.73	8,242	2.12	1.84	2.64	146
(. 27)	9.64	4.34	7,233	2.19	1.85	2.92	67
(. 12)	9.51	(3.71)	2,456	2.19	1.85	2.59	38

(. 26)	10.28	1.55	73	1.33	1.02	3.77	55
(. 21)	10.38	9.66	79	1.43	1.09	4.05	146
(. 33)	9.67	5.06	23,603	1.44	1.10	3.57	67
(. 14)	9.53	(3.25)	7,187	1.43	1.10	3.31	38

(. 28)	10.17	1.76	33,196	1.09	. 67	4.13	55
(. 25)	10.27	5.31	29,335	1.05	. 73	3.94	146

(. 27)	10.18	1.70	1,049,618	1.09	. 77	4.02	55
(. 34)	10.28	9.89	1,020,872	1.11	. 83	3.64	146
(. 35)	9.68	5.43	552,190	1.19	. 85	3.81	67
(. 14)	9.53	(3.27)	163,159	1.18	. 85	3.50	38

(. 28)	10.19	1.80	325,600	. 89	. 57	4.16	55
(. 36)	10.29	10.19	248,299	. 92	. 64	3.87	146
(. 37)	9.68	5.51	259,486	1.00	. 65	4.16	67
(. 15)	9.54	(3.09)	99,978	. 98	. 65	3.56	38

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 767

Russell Investment Company
Multi-Strategy Income Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:

Advisory fees	$490,924
Administration fees	56,443
Distribution fees	7,504
Shareholder servicing fees	1,776
Transfer agent fees	179,594
$736,241

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$10,020	$66,678	$52,107	$—	$—	$24,591	$141	$—
U. S. Cash Management Fund	185,400	888,174	868,797	(27)	(3)	204,747	1,538	—
	$195,420	$954,852	$920,904	$(27)	$(3)	$229,338	$1,679	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$1,400,851,815
Unrealized Appreciation	$51,911,331
Unrealized Depreciation	(43,545,775)
Net Unrealized Appreciation (Depreciation)	$8,365,556

See accompanying notes which are an integral part of the financial statements.

768 Multi-Strategy Income Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$1,017.90	$1,018.94
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.90	$5.91

Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 1.18%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2018	$1,014.10	$1,015.22
	Expenses Paid During Period*	$9.64	$9.64
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.93%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class M	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2017	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2018	$1,018.40	$1,020.68
of other funds.	Expenses Paid During Period*	$4.15	$4.16

* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Multi-Asset Growth Strategy Fund 769

Russell Investment Company
Multi-Asset Growth Strategy Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,018.80	$1,020.18
Expenses Paid During Period*	$4.66	$4.66

* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,019.80	$1,021.17
Expenses Paid During Period*	$3.66	$3.66

* Expenses are equal to the Fund's annualized expense ratio of 0.73%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

770 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 25.5%			Apollo Commercial Real Estate Finance,
Asset-Backed Securities - 0.2%			Inc.
DB Master Finance LLC			4.750% due 08/23/22	410	410
Series 2017-1A Class A2II			Arbor Realty Trust, Inc.
4.030% due 11/20/47 (Þ)	833	823	5.375% due 11/15/20	335	339
Dominos Pizza Master Issuer LLC			ASP AMC Merger Sub, Inc.
Series 2018-1A Class A2I			8.000% due 05/15/25 (Þ)	255	229
4.116% due 07/25/48 (Š)(Þ)	230	230	Bank of America Corp.
DPABS Trust			2.881% due 04/24/23 (Ê)	150	146
Series 2017-1A Class A2I			Beacon Escrow Corp.
2.995% due 07/25/47 (Ê)(Þ)	640	642	4.875% due 11/01/25 (Þ)	70	66
Golub Capital Partners CLO, Ltd.			Berry Global, Inc.
Series 2017-19RA Class D			4.500% due 02/15/26 (Þ)	63	60
7.871% due 07/26/29 (Ê)(Þ)	250	251	BlackRock Capital Investment Corp.
Jimmy John's Funding LLC			5.000% due 07/19/32	75	77
Series 2017-1A Class A2I			Boardwalk Pipelines LP
3.610% due 07/30/47 (Þ)	119	118	5.950% due 06/01/26	360	386
Santander Drive Auto Receivables Trust			Brixmor Operating Partnership, LP
Series 2017-3 Class C			3.875% due 08/15/22	265	264
2.930% due 12/15/22	335	331	3.650% due 06/15/24	220	212
Venture XXIX CLO, Ltd.			Broadcom Corp. / Broadcom Cayman
Series 2017-29A Class E			Finance, Ltd.
8.089% due 09/15/30 (Ê)(Þ)	242	239	Series WI
			3.125% due 01/15/25	255	236
		2,634	3.875% due 01/15/27	170	162
Corporate Bonds and Notes - 2.9%			Bunge Limited Finance Corp.
Acorda Therapeutics, Inc.			3.750% due 09/25/27	210	199
1.750% due 06/15/21	380	344	Cardtronics, Inc.
ADT Corp. (The)			1.000% due 12/01/20	553	518
4.875% due 07/15/32 (Þ)	500	414	CBS Radio, Inc.
Aircastle, Ltd.			7.250% due 11/01/24 (Þ)	120	122
4.125% due 05/01/24	785	769	CCO Holdings LLC / CCO Holdings
Alexandria Real Estate Equities, Inc.			Capital Corp.
3.450% due 04/30/25	310	296	Series dMTN
3.950% due 01/15/28	230	222	5.000% due 02/01/28 (Þ)	165	152
Ally Financial, Inc.			Charter Communications Operating LLC
4.125% due 03/30/20	330	332	/ Charter Communications Operating
7.500% due 09/15/20	110	119	Capital
4.625% due 03/30/25	640	634	Series WI
5.750% due 11/20/25	80	83	4.908% due 07/23/25	952	968
Altice US Finance I Corp.			CIT Group, Inc.
5.500% due 05/15/26 (Þ)	400	388	5.000% due 08/01/23	777	789
AMAG Pharmaceuticals, Inc.			6.125% due 03/09/28	24	25
3.250% due 06/01/22	30	31	Series A
American Airlines Pass-Through Trust			5.800% due 12/31/99 (Ê)(ƒ)	69	69
Series 2016-2 Class A			Comcast Corp.
3.650% due 06/15/28	152	148	3.375% due 08/15/25	10	10
Series 2017-1B Class B			3.200% due 07/15/36	20	17
4.950% due 02/15/25	294	301	3.900% due 03/01/38	140	131
			CRC Escrow Issuer LLC / CRC Finco,
Anheuser-Busch InBev Worldwide, Inc.			Inc.
Series 5FRN			5.250% due 10/15/25 (Þ)	78	74
3.052% due 01/12/24 (Ê)	330	335	Crown Americas LLC / Crown Americas
Antero Resources Corp.			Capital Corp. IV
Series WI			4.750% due 02/01/26 (Þ)	170	164
5.625% due 06/01/23	500	511	CSC Holdings LLC
			5.500% due 04/15/27 (Þ)	543	521

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 771

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.375% due 02/01/28 (Þ)	50	47	Green Plains, Inc.
CVS Health Corp.			4.125% due 09/01/22	445	443
3.700% due 03/09/23	415	413	Griffon Corp.
Dell International LLC / EMC Corp.			5.250% due 03/01/22	16	16
7.125% due 06/15/24 (Þ)	125	133	Hanesbrands, Inc.
6.020% due 06/15/26 (Þ)	700	741	4.625% due 05/15/24 (Þ)	655	630
Dell, Inc.			HCA, Inc.
5.875% due 06/15/19	100	102	6.500% due 02/15/20	500	523
5.875% due 06/15/21 (Þ)	125	129	4.750% due 05/01/23	700	705
Depomed, Inc.			5.000% due 03/15/24	240	243
2.500% due 09/01/21	285	230	5.375% due 02/01/25	160	159
DISH Network Corp.			7.500% due 11/15/95	45	45
Series NCd			HCI Group, Inc.
3.375% due 08/15/26	175	159	4.250% due 03/01/37 (Þ)	630	606
Domtar Corp.			Helix Energy Solutions Group, Inc.
6.250% due 09/01/42	180	183	4.250% due 05/01/22	475	486
Dresdner Funding Trust I			Hercules Capital, Inc.
Series REGS			4.375% due 02/01/22	362	368
8.151% due 06/30/31	370	471	Hess Corp.
Echo Global Logistics, Inc.			3.500% due 07/15/24	130	124
2.500% due 05/01/20	240	244	4.300% due 04/01/27	500	486
Enbridge Energy Partners, LP			5.800% due 04/01/47	250	258
7.375% due 10/15/45	260	334	Hilton Domestic Operating Co. , Inc.
Enterprise Products Operating LLC			5.125% due 05/01/26 (Þ)	34	34
5.375% due 02/15/78 (Ê)	213	201	Huron Consulting Group, Inc.
Expedia, Inc.			1.250% due 10/01/19	720	676
Series WI			Icahn Enterprises, LP / Icahn
3.800% due 02/15/28	245	223	Enterprises Finance Corp.
EZCORP, Inc.			Series WI
2.125% due 06/15/19	410	432	6.250% due 02/01/22	125	128
Finisar Corp.			6.750% due 02/01/24	125	128
0.500% due 12/15/33	270	268	Intercept Pharmaceuticals, Inc.
FireEye, Inc.			3.250% due 07/01/23	303	248
1.000% due 06/01/35	667	634	Iron Mountain, Inc.
Fluidigm Corp.			5.250% due 03/15/28 (Þ)	223	210
2.750% due 02/01/34	210	177	JPMorgan Chase & Co.
Forestar Group, Inc.			3.589% due 10/24/23 (Ê)	490	501
3.750% due 03/01/20	380	377	Kilroy Realty LP
Freeport-McMoRan, Inc.			3.450% due 12/15/24	320	306
4.550% due 11/14/24	63	61	Kinder Morgan Energy Partners, LP
Frontier Communications Corp.			5.625% due 09/01/41	250	250
8.500% due 04/01/26 (Þ)	36	35	4.700% due 11/01/42	440	400
GAIN Capital Holdings, Inc.			L Brands, Inc.
5.000% due 08/15/22 (Þ)	45	55	Series WI
Goldman Sachs BDC, Inc.			6.875% due 11/01/35	175	165
4.500% due 04/01/22 (Þ)	265	267	Lennar Corp.
Goldman Sachs Group, Inc. (The)			4.500% due 11/15/19	350	354
3.472% due 04/26/22 (Ê)	410	416	Limited Brands, Inc.
Goodyear Tire & Rubber Co.			5.625% due 02/15/22	100	104
5.000% due 05/31/26	450	429	Lithia Motors, Inc.
4.875% due 03/15/27	210	197	5.250% due 08/01/25 (Þ)	45	45
Granite Point			Macquarie Infrastructure Corp.
5.625% due 12/01/22 (Þ)	310	305	2.875% due 07/15/19	340	337
Gray Television, Inc.			Marathon Oil Corp.
5.125% due 10/15/24 (Þ)	245	234	3.850% due 06/01/25	540	529

See accompanying notes which are an integral part of the financial statements.

772 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Match Group, Inc.			8.625% due 11/15/24 (Þ)	130	132
5.000% due 12/15/27 (Þ)	51	50	Radiate HoldCo LLC / Radiate Finance,
Medicines Co. (The)			Inc.
2.750% due 07/15/23	105	97	6.875% due 02/15/23 (Þ)	63	61
MPLX LP			Radio One, Inc.
Series WI			7.375% due 04/15/22 (Þ)	375	368
4.500% due 07/15/23	600	615	Range Resources Corp.
4.875% due 12/01/24	220	228	Series WI
4.875% due 06/01/25	310	321	5.000% due 08/15/22	370	364
MPT Operating Partnership LP / MPT			4.875% due 05/15/25	760	703
Finance Corp.			RELX Capital, Inc.
5.000% due 10/15/27	100	95	3.500% due 03/16/23	190	188
Multi-Color Corp.			Resource Capital Corp.
4.875% due 11/01/25 (Þ)	39	36	4.500% due 08/15/22	165	161
Nabor Industries, Inc.			Restoration Hardware Holdings, Inc.
0.750% due 01/15/24 (Þ)	495	387	6.486% due 06/15/19 (Þ)	325	337
Netflix, Inc.			Rite Aid Corp.
4.875% due 04/15/28 (Þ)	91	86	6.125% due 04/01/23 (Þ)	66	67
5.875% due 11/15/28 (Þ)	67	67	RWT Holdings, Inc.
New Mountain Finance Corp.			5.625% due 11/15/19	663	666
5.000% due 06/15/19	422	430	Sabine Pass Liquefaction LLC
New York Mortgage Trust, Inc.			Series WI
6.250% due 01/15/22	405	404	5.875% due 06/30/26	535	580
Nexstar Broadcasting, Inc.			SBA Tower Trust
5.625% due 08/01/24 (Þ)	125	123	3.168% due 04/11/22 (Þ)	300	295
Novavax, Inc.			3.448% due 03/15/23 (Þ)	450	446
3.750% due 02/01/23 (Þ)	445	284	Scientific Games International, Inc.
NRG Yield Operating LLC			Series REGS
Series WI			5.500% due 02/15/26	115	133
5.000% due 09/15/26	520	506	Series WI
NRG Yield, Inc.			6.625% due 05/15/21	67	68
3.250% due 06/01/20 (Þ)	210	208	SEACOR Holdings, Inc.
Pandora Media, Inc.			3.000% due 11/15/28	660	640
1.750% due 12/01/20	718	661	SolarCity Corp.
Pattern Energy Group, Inc.			1.625% due 11/01/19	139	129
4.000% due 07/15/20 (Þ)	450	450	Spirit Realty Capital, Inc.
PDL BioPharma, Inc.			2.875% due 05/15/19	692	688
2.750% due 12/01/21	185	187	Sprint Communications, Inc.
PennyMac Corp.			6.000% due 11/15/22	63	64
5.375% due 05/01/20	695	694	SunPower Corp.
Plains All American Pipeline, LP / PAA			4.000% due 01/15/23 (Þ)	207	176
Finance Corp.			Synchronoss Technologies, Inc.
2.850% due 01/31/23	240	225	0.750% due 08/15/19	360	340
3.850% due 10/15/23	100	97	TCP Capital Corp.
4.500% due 12/15/26	180	177	5.250% due 12/15/19	210	217
Post Holdings, Inc.			Tenet Healthcare Corp.
5.750% due 03/01/27 (Þ)	63	61	4.750% due 06/01/20	300	302
5.625% due 01/15/28 (Þ)	223	213	Series Cd
PRA Group, Inc.			4.625% due 07/15/24 (Þ)	721	697
3.000% due 08/01/20	718	689	TerraForm Power Operating LLC
Prospect Capital Corp.			4.250% due 01/31/23 (Þ)	64	61
4.750% due 04/15/20	95	95	5.000% due 01/31/28 (Þ)	64	60
PTC Therapeutics, Inc.			Teva Pharmaceutical Finance Co. LLC
3.000% due 08/15/22	340	315	Series C
Rackspace Hosting, Inc.			0.250% due 02/01/26	380	333

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 773

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
The KeyW Holding Corp.			4.901% due 03/09/24 (Ê)	202	202
2.500% due 07/15/19	390	384	AIA Group, Ltd.
Titan Machinery, Inc.			3.900% due 04/06/28 (Þ)	455	452
3.750% due 05/01/19	449	445	AIMCO
T-Mobile USA, Inc.			Series 2018-AA Class ER
4.750% due 02/01/28	650	625	7.548% due 01/15/28 (Ê)(Þ)	1,000	976
Toll Brothers Finance Corp.			Albea Beauty Holdings SA Term Loan
4.875% due 03/15/27	300	292	5.295% due 04/22/24 (Ê)	120	121
Series 10YR			Alibaba Group Holding, Ltd.
4.350% due 02/15/28	440	407	Series WI
TPG Specialty Lending, Inc.			3.600% due 11/28/24	200	197
4.500% due 12/15/19	379	387	Allergan Funding SCS
TransDigm, Inc.			4.750% due 03/15/45	200	189
Series WI			Alpha 3 B. V. Term Loan B1
6.375% due 06/15/26	63	63	5.302% due 01/31/24 (Ê)	253	255
Twitter, Inc.			Aristocrat International Pty, Ltd. 1st Lien
0.250% due 09/15/19	710	680	Term Loan B
Valeant Pharmaceuticals International,			4.359% due 10/19/24 (~)(Ê)	89	89
Inc.			Arterra Wines Canada, Inc. Term Loan
9.000% due 12/15/25 (Þ)	56	57	B1
9.250% due 04/01/26 (Þ)	36	37	4.952% due 12/15/23 (Ê)	251	252
Veeco Instruments, Inc.			Ausgrid Finance Pty. , Ltd.
2.700% due 01/15/23	195	173	3.850% due 05/01/23 (Þ)	340	340
VEREIT Operating Partnership, LP			Auto Ahorro Automotriz SA de CV
3.950% due 08/15/27	300	278	3.325% due 03/24/25	125	154
Weatherford International, Ltd.			Baidu, Inc.
5.875% due 07/01/21	250	238	3.875% due 09/29/23	400	397
Western Asset Mortgage Capital Corp.			Banco Santander SA
6.750% due 10/01/22	355	354	3.800% due 02/23/28	400	379
Whiting Petroleum Corp.			Bank of Ireland Group PLC
1.250% due 04/01/20	736	701	4.125% due 09/19/27 (Ê)	245	237
Wynn Las Vegas LLC / Wynn Las Vegas			Barclays Bank PLC
Capital Corp.			5.140% due 10/14/20	230	237
5.250% due 05/15/27 (Þ)	63	61	6.278% due 12/29/49 (Ê)(ƒ)	300	329
Yum! Brands, Inc.			BBVA Bancomer SA
4.750% due 06/01/27 (Þ)	39	37	Series REGS
		49,573	6.500% due 03/10/21	220	232
Financial Services - 0.0%			Becton Dickinson and Co.
Encore Capital Group, Inc.			1.900% due 12/15/26	370	445
2.875% due 03/15/21	364	362	Bharti Airtel International BV
Two Harbors Investment Corp.			Series REGS
6.250% due 01/15/22	285	295	5.350% due 05/20/24	200	204
		657	BNP Paribas SA
International Debt - 2.0%			3.800% due 01/10/24 (Þ)	455	450
Actavis Funding SCS			Boral Finance Pty, Ltd.
4.550% due 03/15/35	590	553	3.000% due 11/01/22 (Þ)	240	232
Adani Ports & Special Economic Zone,			BPCE SA
Ltd.			3.124% due 05/22/22 (Ê)(Þ)	320	325
Series REGS			Braskem Netherlands Finance BV
3.500% due 07/29/20	450	445	3.500% due 01/10/23 (Þ)	200	189
AerCap Ireland Capital DAC / AerCap			BW Group, Ltd.
Global Aviation Trust
3.950% due 02/01/22	600	601	Series BWLP
3.650% due 07/21/27	350	324	1.750% due 09/10/19	200	190
AI Mistral Luxembourg Subco S. a. r. l.			Celulosa Arauco y Constitucion SA
Term Loan B			5.500% due 11/02/47 (Þ)	330	333

See accompanying notes which are an integral part of the financial statements.

774 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
CEMEX SAB de CV			2.500% due 03/15/22 (Þ)	323	290
Series REGS			Huaneng Hong Kong Capital, Ltd.
2.750% due 12/05/24	400	480	3.600% due 12/31/99 (Ê)(ƒ)	260	240
CRCC Yupeng, Ltd.			Huntsman International LLC
3.950% due 02/28/49 (Ê)(ƒ)	390	388	Series WI
Credit Agricole SA			4.250% due 04/01/25	330	451
7.875% due 01/29/49 (Ê)(ƒ)(Þ)	200	217	Intesa Sanpaolo SpA
CSCEC Finance (Cayman) II Co.			3.125% due 07/14/22 (Þ)	200	193
2.700% due 06/14/21	285	277	5.017% due 06/26/24 (Þ)	510	499
Deutsche Postbank Funding Trust I			4.375% due 01/12/48 (Þ)	250	229
Series I			Jaguar Land Rover Automotive PLC
0.866% due 12/29/49 (Ê)(ƒ)	148	161	3.500% due 03/15/20 (Þ)	200	200
Deutsche Postbank Funding Trust III			LCM Ltd Partnership
0.914% due 06/29/49 (Ê)(ƒ)	253	275	Series 2018-18A Class ER
DHT Holdings, Inc.			8.304% due 04/20/31 (Ê)(Š)(Þ)	500	500
4.500% due 10/01/19 (Þ)	272	266	Level 3 Financing, Inc. Term Loan B
Diamond (BC) BV 1st Lien Term Loan			4.148% due 02/22/24 (Ê)	765	768
4.994% due 09/06/24 (Ê)	270	269	Levi Strauss & Co.
DNB Bank ASA			Series NCd
6.500% due 09/22/22 (Ê)(ƒ)	200	209	3.375% due 03/15/27	500	618
Dorel Industries, Inc.			Link Finance Cayman 2009, Ltd. (The)
5.500% due 11/30/19 (Þ)	285	287	3.600% due 09/03/24	320	314
DXC Technology Co.			Lions Gate Entertainment Corp. Term
2.750% due 01/15/25	120	165	Loan B
Eastern Creation II Investment Holdings,			4.148% due 03/19/25 (~)(Ê)	250	251
Ltd.			Millicom International Cellular SA
2.750% due 09/26/20	200	196	Series REGS
Emirates Airlines			5.125% due 01/15/28	200	189
Series REGS			Mizuho Financial Group, Inc.
4.500% due 02/06/25	247	244	3.549% due 03/05/23	245	243
Enbridge, Inc.			MMK Finance, Ltd.
5.500% due 07/15/77 (Ê)	319	296	3.849% due 04/08/22	200	191
Series 16-A			Morgan Stanley
6.000% due 01/15/77 (Ê)	335	326	Series GMTN
Ensco Jersey Finance, Ltd.			2.625% due 03/09/27	605	827
3.000% due 01/31/24	347	294	MPT Operating Partnership, LP / MPT
Fly Leasing, Ltd.			Finance Corp.
Series 0005			4.000% due 08/19/22	170	224
5.250% due 10/15/24	296	286	MTN (Mauritius) Investment, Ltd.
FMG Resources, Ltd.			Series REGS
9.750% due 03/01/22 (Þ)	195	215	5.373% due 02/13/22	305	309
Gazprom OAO Via Gaz Capital SA			National Westminster Bank PLC
Series REGS			2.250% due 11/29/49 (~)(Ê)	20	18
4.950% due 02/06/28	200	197	Series C
GFL Environmental, Inc.			2.250% due 11/29/49 (~)(Ê)(ƒ)	140	125
5.625% due 05/01/22 (Þ)	39	39	Nordea Bank AB
Governor and Company of the Bank of			1.875% due 11/29/49 (Ê)(ƒ)	340	317
Ireland			Numericable Group SA Term Loan B12
7.375% due 12/29/49 (Ê)	200	268	5.348% due 01/05/26 (Ê)	507	499
GTL Trade Finance, Inc.			NXP BV / NXP Funding LLC
Series REGS			4.625% due 06/15/22 (Þ)	620	624
5.893% due 04/29/24	150	158	3.875% due 09/01/22 (Þ)	200	196
GVC Holdings PLC Term Loan B2			Open Text Corp.
4.401% due 03/15/24 (Ê)	94	94	5.875% due 06/01/26 (Þ)	250	259
Horizon Pharma Investment, Ltd.			Petrobras Global Finance BV

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 775

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.125% due 01/17/22	60	63	4.441% due 04/24/23 (Þ)	245	244
Prudential PLC			5.676% due 04/24/48 (Þ)	200	190
7.750% due 01/29/49 (ƒ)	230	236	Telecom Italia SpA
Quintiles IMS, Inc.			5.303% due 05/30/24 (Þ)	225	229
Series REGS			Tencent Holdings, Ltd.
3.250% due 03/15/25	560	686	2.960% due 01/19/23 (Ê)(Þ)	370	371
Rosneft Oil Co. via Rosneft International			3.925% due 01/19/38 (Þ)	200	188
Finance, Ltd.			Trinity Acquisition PLC
Series REGS			4.400% due 03/15/26	342	342
4.199% due 03/06/22	250	244	Turk Telekomunikasyon AS
Royal Bank of Scotland Group PLC			Series REGS
7.648% due 09/30/49 (Ê)(ƒ)	30	38	4.875% due 06/19/24	230	222
Series B			UBS Group AG
2.500% due 08/29/49 (~)(Ê)(ƒ)	130	117	7.125% due 12/29/49 (Ê)(ƒ)	200	208
Sandvine Corp. 1st Lien Term Loan B			UniCredit SpA
8.052% due 09/21/22 (Ê)	289	287	Series 144a
Sappi Papier Holding GMBH			4.625% due 04/12/27 (Þ)	430	430
Series REGS			Vale Overseas, Ltd.
7.500% due 06/15/32	90	97	6.250% due 08/10/26	720	794
Scorpio Tankers, Inc.			Valeant Pharmaceuticals International,
2.375% due 07/01/19 (Þ)	155	149	Inc.
Severstal PJSC			6.500% due 03/15/22 (Þ)	125	130
5.900% due 10/17/22	210	217	7.000% due 03/15/24 (Þ)	125	132
SFR Group SA			5.500% due 11/01/25 (Þ)	63	63
6.250% due 05/15/24 (Þ)	190	181	VimpelCom Holdings BV
Ship Finance International, Ltd.			Series REGS
5.750% due 10/15/21	480	484	5.950% due 02/13/23	200	204
Silver Standard Resources, Inc.			Voya CLO, Ltd.
2.875% due 02/01/33 (Þ)	683	674	Series 2018-1A Class ER2
SK Telecom Co. , Ltd.			10.709% due 04/18/31 (Ê)(Þ)	313	300
3.750% due 04/16/23 (Þ)	200	199	Want Want China Finance, Ltd.
SoftBank Group Corp.			2.875% due 04/27/22	340	329
Series REGS			Woodside Finance, Ltd.
4.500% due 04/15/20	400	410	3.650% due 03/05/25 (Þ)	245	238
Solvay Acetow GMBH Term Loan			3.700% due 03/15/28 (Þ)	311	297
7.953% due 05/31/23 (Ê)	127	127	Yonkers Racing Corp. Term Loan B
SS&C Technologies, Inc. 1st Lien Term			5.160% due 05/24/24 (Ê)	124	125
Loan B2
3.823% due 07/08/22 (Ê)	1	1			34,600
			Loan Agreements - 3.2%
Standard Chartered PLC			ABG Intermediate Holdings 2 LLC 1st
7.750% due 12/29/49 (Ê)(ƒ)(Þ)	235	250	Lien Term Loan B
Steele Creek CLO, Ltd.			5.802% due 09/29/24 (Ê)	381	383
Series 2017-1A Class E			ABG Intermediate Holdings 2 LLC 2nd
7.834% due 01/15/30 (Ê)(Þ)	500	501	Lien Term Loan
Stora Enso OYJ			10.052% due 09/29/25 (Ê)	246	249
7.250% due 04/15/36 (Þ)	100	121	AgroFresh, Inc. Term Loan
Sun Hung Kai Properties, Ltd.			7.109% due 07/31/21 (Ê)	298	295
3.625% due 01/16/23	240	239	Albertson's LLC Term Loan B4
Suzano Austria GMBH			4.651% due 08/25/21 (Ê)	375	371
			Alliant Holdings Intermediate LLC Term
Series REGS
5.750% due 07/14/26	400	418	Loan B
			5.151% due 08/14/22 (Ê)	243	245
Sydney Airport Finance Co. Pty, Ltd.			Almonde, Inc. 1st Lien Term Loan B
Series REGS			5.484% due 06/16/24 (Ê)	440	439
3.900% due 03/22/23	315	315	Almonde, Inc. Term Loan
Syngenta Finance NV			9.234% due 04/28/25 (Ê)	250	247

See accompanying notes which are an integral part of the financial statements.

776 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Alphabet Holding Company, Inc. 1st			5.587% due 04/03/24 (Ê)	505	508
Lien Term Loan			C. H. Guenther & Son, Inc. Term Loan B
5.401% due 08/15/24 (Ê)	148	128	4.651% due 03/22/25 (Ê)	125	126
Altice Financing SA 1st Lien Term Loan			Cable One, Inc. 1st Lien Term Loan B1
5.098% due 01/05/26 (Ê)	507	500	4.060% due 05/01/24 (Ê)	506	509
American Airlines, Inc. Term Loan B			Caesars Entertainment Operating Co.
3.900% due 06/27/20 (Ê)	191	191	LLC 1st Lien Term Loan B
3.901% due 04/28/23 (Ê)	568	568	3.901% due 10/06/24 (Ê)	382	382
Ancestry. com Operations, Inc. 1st Lien			Caesars Resort Collection LLC 1st Lien
Term Loan B			Term Loan B
5.150% due 10/19/23 (Ê)	89	89	4.651% due 12/22/24 (Ê)	1,995	2,011
AP Exhaust Acquisition LLC 1st Lien			Canyon Valor Cos. , Inc. 1st Lien Term
Term Loan			Loan B
6.811% due 05/10/24 (Ê)	253	252	5.306% due 06/16/23 (Ê)	123	125
AP Gaming I LLC 1st Lien Term Loan B			Capital Automotive L. P. 1st Lien Term
6.151% due 02/15/24 (Ê)	79	80	Loan
Aramark Services, Inc. 1st Lien Term			4.410% due 03/24/24 (Ê)	249	250
Loan B1			CBS Radio Inc. 1st Lien Term Loan B
3.901% due 03/07/25 (Ê)	499	502	4.623% due 03/02/24 (Ê)	276	276
Ascena Retail Group, Inc. Term Loan B			CH Hold Corp. 1st Lien Term Loan B
6.438% due 08/21/22 (Ê)	128	111	4.901% due 02/01/24 (Ê)	504	507
Ascend Learning LLC Term Loan B			Change Healthcare Holdings LLC 1st
4.901% due 07/12/24 (Ê)	254	255	Lien Term Loan B
AssuredPartners, Inc. 1st Lien Term			4.651% due 03/01/24 (Ê)	506	507
Loan B			Charter Communications Operating LLC
5.151% due 10/22/24 (Ê)	381	382	1st Lien Term Loan B
Asurion LLC Term Loan B4			3.910% due 04/30/25 (Ê)	509	511
			Commercial Barge Line Co. 1st Lien
4.651% due 08/04/22 (Ê)	243	245	Term Loan
Asurion LLC Term Loan B6			10.651% due 11/12/20 (Ê)	423	245
4.651% due 11/03/23 (Ê)	547	550	Constellis Holdings LLC 1st Lien Term
Avaya, Inc. Term Loan B			Loan
6.647% due 11/08/24 (Ê)	1,148	1,159	7.302% due 04/18/24 (Ê)	253	255
Avolon LLC Term Loan B			Constellis Holdings LLC 2nd Lien Term
4.147% due 03/20/22 (Ê)	215	215	Loan
Axalta Coating Systems U. S. Holdings,			11.302% due 04/21/25 (Ê)	125	126
Inc. Term Loan B			Convergeone Holdings Corp. 1st Lien
4.052% due 06/01/24 (Ê)	749	752	Term Loan
			5.651% due 04/04/25 (Ê)	125	125
BBB Industries LLC 1st Lien Term Loan			Cortes NP Acquisition Corp. Term Loan
6.401% due 11/03/21 (Ê)	241	244	B
Berry Plastics Group, Inc. 1st Lien Term			5.887% due 11/30/23 (Ê)	446	445
Loan Q
3.899% due 10/01/22 (Ê)	812	817	COTY, Inc. Term Loan B
3.901% due 10/01/22 (Ê)	523	526	4.128% due 03/26/25 (Ê)	500	499
Blount International, Inc. 1st Lien Term			CPI Acquisition, Inc. Term Loan B
Loan B			6.358% due 08/17/22 (Ê)	469	295
Series 276			Crosby US Acquisition Corp. 1st Lien
6.137% due 04/12/23 (Ê)	127	129	Term Loan
Brand Energy & Infrastructure Services			4.904% due 11/22/20 (Ê)	252	249
1st Lien Term Loan			Crown Finance, Inc. 1st Lien Term
6.552% due 06/21/24 (Ê)	2	2	Loan B
6.609% due 06/21/24 (Ê)	35	35	4.401% due 02/28/25 (Ê)	250	250
6.612% due 06/21/24 (Ê)	179	181	CSC Holdings, LLC 1st Lien Term Loan
Brickman Group, Ltd. LLC 1st Lien			4.147% due 07/17/25 (Ê)	170	170
Term Loan B			CWGS Group LLC Term Loan
4.894% due 12/18/20 (Ê)	338	340	Series 5001
4.901% due 12/18/20 (Ê)	412	415	4.641% due 11/08/23 (Ê)	415	417
BWAY Holding Co. Term Loan B			Delek US Holdings, Inc. 1st Lien Term
5.272% due 04/03/24 (Ê)	1	1	Loan
			0.000% due 03/13/25 (~)(Ê)(v)	250	252

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 777

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Dell International LLC 1st Lien Term			Garda World Security Crip. Term Loan B
Loan			7.250% due 05/26/24 (Ê)	1	1
Series 0003			Getty Images, Inc. 1st Lien Term Loan B
3.910% due 09/07/23 (Ê)	2,292	2,299	5.802% due 10/18/19 (~)(Ê)	555	526
Delta 2 (Lux) Sarl Term Loan			GHX Ultimate Parent Corp. 1st Lien
4.401% due 02/21/24 (Ê)	448	448	Term Loan
Diamond US Holdings LLC 1st Lien			Series NCD
Term Loan			5.302% due 07/13/24 (Ê)	253	254
6.302% due 12/05/24 (~)(Ê)	122	123	Global Payments, Inc. Term Loan B
Digicert Holdings, Inc. 1st Lien Term
Loan			3.651% due 04/21/23 (Ê)	125	126
6.651% due 10/31/24 (Ê)	250	251	Go Daddy Operating Co. LLC 1st Lien
Digicert Holdings, Inc. 2nd Lien Term			Term Loan B
Loan			4.151% due 02/15/24 (Ê)	397	398
9.901% due 10/31/25 (Ê)	125	125	Greeneden U. S. Holdings II LLC 1st
DTZ U. S. Borrower LLC 1st Lien Term			Lien Term Loan B3
Loan			5.802% due 12/01/23 (Ê)	95	96
0.000% due 11/04/21 (~)(Ê)(v)	125	125	Grifols Worldwide Operations USA Inc.
DuPage Medical Group, Ltd. 2nd Lien			1st Lien Term Loan B
			3.994% due 01/31/25 (Ê)	125	125
Term Loan			Gruden Holdings, Inc. First Lien Term
Series 182			Loan
8.897% due 08/11/25 (Ê)	125	125	7.802% due 08/18/22 (Ê)	505	509
Education Advisory Board 1st Lien Term
Loan			GTT Communications, Inc. Term Loan B
5.791% due 02/27/20 (Ê)	1	1	0.000% due 04/28/25 (~)(Ê)(v)	125	124
6.105% due 02/27/20 (Ê)	1	1	Gulf Finance LLC Term Loan B
6.253% due 02/27/20 (Ê)	457	458	7.560% due 08/25/23 (Ê)	312	281
Emerald US, Inc. Term Loan B1			H B Fuller Co. 1st Lien Term Loan B
6.453% due 05/09/21 (Ê)	375	374	3.897% due 10/20/24 (Ê)	381	382
EnergySolutions LLC 1st Lien Term			HCA, Inc. Term Loan B10
Loan B			3.901% due 03/07/25 (Ê)	250	253
6.660% due 05/29/20 (Ê)	232	234	Heartland Dental LLC 1st Lien Term
Everi Payments, Inc. 1st Lien Term Loan			Loan
Series 91D			0.000% due 04/30/25 (~)(Ê)(v)	109	109
5.494% due 05/09/24 (Ê)	253	255	Heartland Dental LLC Term Loan
EW Scripps Co. Term Loan B			0.000% due 04/17/25 (~)(Ê)(v)	16	16
3.901% due 10/02/24 (Ê)	254	254	Help Systems LLC 1st Lien Term Loan
Exact Merger Sub LLC 1st Lien Term			6.052% due 03/22/25 (Ê)	83	83
Loan			HGIM Corp. Covenant-Lite Term Loan B
6.552% due 09/27/24 (Ê)	507	512	0.000% due 06/18/20 (~)(Ê)(Ø)(v)	626	240
Exact Merger Sub LLC 2nd Lien Term			Hilton Worldwide Finance LLC Term
Loan			Loan B2
10.302% due 09/19/25 (Ê)	128	127	3.647% due 10/25/23 (Ê)	359	362
First Data Corp. Term Loan			Hyland Software, Inc. 2nd Lien Term
4.147% due 07/10/22 (Ê)	806	809	Loan
Flying Fortress Holdings LLC 1st Lien			8.891% due 05/23/25 (Ê)	500	504
Term Loan B			Hyland Software, Inc. Term Loan
4.052% due 10/30/22 (Ê)	103	103	5.141% due 07/01/22 (Ê)	127	128
Focus Financial Partners LLC 1st Lien			INEOS US Finance LLC 1st Lien Term
Term Loan B1			Loan B
5.052% due 07/03/24 (Ê)	558	561	3.901% due 03/31/24 (Ê)	382	383
Fort Dearborn Company 1st Lien Term			Inovalon Holding, Inc. Term Loan B
Loan			5.438% due 04/02/25 (Ê)	500	495
5.999% due 10/19/23 (Ê)	2	2	Intralinks, Inc. 1st Lien Term Loan
6.312% due 10/19/23 (Ê)	213	210	5.910% due 11/10/24 (Ê)	191	192
Freedom Mortgage Corp. Term Loan			Intrawest Resorts Holdings, Inc. 1st Lien
6.648% due 02/23/22 (Ê)	249	252	Term Loan B1
Garda World Security Corp. Term Loan B			4.901% due 06/29/24 (Ê)	509	512
5.506% due 05/26/24 (Ê)	232	235	Iron Mountain, Inc. 1st Lien Term Loan
			B

See accompanying notes which are an integral part of the financial statements.

778 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.648% due 01/02/26 (Ê)	125	124	8.000% due 04/11/20 (Ê)	63	63
Kraton Polymers LLC 1st Lien Term			Penn National Gaming, Inc. 1st Lien
Loan B			Term Loan B
4.401% due 03/08/25 (Ê)	30	30	4.401% due 01/19/24 (Ê)	202	203
Lamar Media Corp. 1st Lien Term Loan			Pizza Hut Holdings LLC 1st Lien Term
B			Loan B
3.688% due 03/16/25 (Ê)	225	226	3.644% due 03/29/25 (Ê)	250	251
Las Vegas Sands LLC Term Loan B			Post Holdings, Inc. Incremental Term
3.651% due 03/29/24 (Ê)	125	126	Loan
Limetree Bay Terminals LLC Term Loan			3.900% due 05/24/24 (Ê)	253	254
B			Pre-Paid Legal Services, Inc. 1st Lien
5.898% due 02/10/24 (Ê)	51	51	Term Loan
Marketo, Inc. 1st Lien Term Loan			0.000% due 04/17/25 (~)(Ê)(v)	125	126
			Pre-Paid Legal Services, Inc. 2nd Lien
5.043% due 01/30/25 (Ê)	125	125	Term Loan
Match Group, Inc. 1st Lien Term Loan			12.750% due 07/01/20 (Ê)	383	383
B1			Prime Security Services Borrower LLC
4.397% due 11/16/22 (Ê)	205	206	Term Loan B1
Mavis Tire Express Services Co. 1st Lien			4.651% due 05/02/22 (Ê)	758	763
Term Loan			Quest Software US Holdings, Inc. 1st
5.147% due 03/20/25 (Ê)	72	72	Lien Term Loan
Mavis Tire Express Services Co. Term			7.859% due 10/31/22 (Ê)	505	507
Loan			Quintiles IMS, Inc. 1st Lien Term Loan
1.124% due 03/20/25 (Ê)	11	11	B2
MCC Iowa LLC 1st Lien Term Loan M			4.302% due 01/18/25 (Ê)	254	255
3.750% due 01/15/25 (Ê)	252	253	Rackspace Hosting, Inc. 1st Lien Term
MGM Growth Properties Operating			Loan
Partnership, LP Term Loan B			4.667% due 11/03/23 (Ê)	425	423
3.901% due 04/25/23 (Ê)	502	504	4.787% due 11/03/23 (Ê)	1,119	1,116
MH Sub I, LLC 1st Lien Term Loan			Radiate Holdco LLC 1st Lien Term
5.647% due 09/15/24 (Ê)	254	254	Loan B
MH Sub I, LLC 2nd Lien Term Loan			4.901% due 02/01/24 (Ê)	125	123
9.397% due 08/16/25 (Ê)	75	75	Radio One, Inc. 1st Lien Term Loan B
Midwest Physician Administrative			5.910% due 04/18/23 (Ê)	496	491
Services LLC 1st Lien Term Loan			Red Ventures LLC 1st Lien Term Loan B
4.648% due 08/15/24 (Ê)	431	431	5.901% due 11/08/24 (Ê)	381	385
Mitchell International, Inc. 2nd Lien			Red Ventures LLC 2nd Lien Term Loan
Term Loan
9.151% due 11/20/25 (Ê)	125	125	9.901% due 11/08/25 (Ê)	125	127
			Research Now Group, Inc. 1st Lien Term
MORSCO, Inc. Term Loan B			Loan
8.901% due 10/31/23 (Ê)	61	61	7.864% due 12/20/24 (Ê)	63	61
NAI Entertainment Holdings LLC Term			Rexnord LLC 1st Lien Term Loan B
Loan B
0.000% due 04/23/25 (~)(Ê)(v)	250	251	4.148% due 08/21/24 (Ê)	128	128
			Reynolds Group Holdings, Inc. 1st Lien
Navistar, Inc. 1st Lien Term Loan B			Term Loan B
5.400% due 11/06/24 (Ê)	249	251	4.651% due 02/05/23 (Ê)	884	889
NN, Inc. Incremental Term Loan			RHP Hotel Properties, LP Term Loan B
5.151% due 04/03/21 (Ê)	738	737	4.070% due 05/11/24 (Ê)	215	216
NPC International, Inc. 1st Lien Term			Scientific Games International, Inc. 1st
Loan			Lien Term Loan B4
5.401% due 04/20/24 (Ê)	380	384	4.744% due 08/14/24 (Ê)	410	413
On Assignment, Inc. 1st Lien Term Loan			Scientific Games International, Inc. 1st
B4			Lien Term Loan B5
4.312% due 04/02/25 (~)(Ê)	239	240	4.651% due 08/14/24 (Ê)	97	98
Optiv, Inc. 1st Lien Term Loan			SeaWorld Parks & Entertainment Term
5.125% due 02/01/24 (Ê)	122	118	Loan B
Oryx Southern Delaware Holdings LLC			5.302% due 03/31/24 (Ê)	492	491
Term Loan			Sesac Holdco II LLC 1st Lien Term Loan
5.151% due 02/09/25 (Ê)	125	125	4.901% due 02/13/24 (Ê)	189	189
Pelican Products, Inc. 1st Lien Term			Sesac Holdco II LLC 2nd Lien Term
Loan B1			Loan

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 779

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
9.151% due 02/24/25 (Ê)	125	124	UPC Financing Partnership 1st Lien
Shutterfly, Inc. Term Loan B2			Term Loan AR
4.660% due 08/17/24 (Ê)	125	126	4.397% due 01/15/26 (Ê)	179	179
Sinclair Television Group, Inc. 1st Lien			USI, Inc. Term Loan B
Term Loan B			Series 0001
0.000% due 12/12/24 (~)(Ê)(v)	383	384	5.302% due 05/16/24 (Ê)	457	458
SIRVA Worldwide, Inc. Term Loan			Valeant Pharmaceuticals International,
8.280% due 11/14/22 (Ê)	145	146	Inc. Term Loan B
8.510% due 11/14/22 (Ê)	167	168	5.394% due 04/02/22 (Ê)	379	383
8.810% due 11/14/22 (Ê)	148	148	Vantiv, LLC Term Loan B4
Solarwinds Holdings, Inc. 1st Lien Term			3.896% due 08/07/24 (Ê)	510	513
Loan			Varisty Brands, Inc. Term Loan B
4.901% due 02/05/24 (Ê)	192	193	5.401% due 11/29/24 (Ê)	89	90
Solera LLC Term Loan B			Verdesian Life Sciences LLC Term Loan
4.651% due 03/04/23 (Ê)	252	253	7.359% due 07/01/20 (Ê)	123	117
Southcross Energy Partners LP 1st Lien			VICI Properties, Inc. Term Loan
Term Loan B			3.898% due 12/15/24 (Ê)	125	125
6.552% due 08/04/21 (Ê)	65	64	Viewpoint, Inc. 2nd Lien Term Loan
Sprint Communications, Inc. 1st Lien
Term Loan B			10.552% due 07/18/25 (~)(Ê)	64	63
4.438% due 02/02/24 (Ê)	505	506	W3 Co. Term Loan B
Station Casinos LLC 1st Lien Term			7.693% due 03/08/22 (Ê)	320	319
Loan B			W3 TopCo LLC 1st Lien Term Loan
4.410% due 06/08/23 (Ê)	255	255	7.905% due 03/08/22 (Ê)	3	3
Steak n Shake Operations, Inc. Term			Weatherford International, Ltd. Term
Loan			Loan
5.660% due 03/19/21 (Ê)	300	258	4.210% due 07/13/20 (Ê)	121	119
Tempo Acquisition LLC Term Loan B			Weight Watchers International, Inc. 1st
4.901% due 05/01/24 (Ê)	253	254	Lien Term Loan B
TerraForm AP Acquisition Holdings LLC			6.450% due 11/29/24 (Ê)	65	66
Term Loan B			6.640% due 11/29/24 (Ê)	14	14
6.552% due 06/26/22 (Ê)	673	676	WMG Acquisition Corp. 1st Lien Term
TKC Holdings, Inc. 1st Lien Term Loan			Loan E
6.160% due 02/01/23 (Ê)	253	255	4.151% due 11/01/23 (Ê)	125	126
TKC Holdings, Inc. 2nd Lien Term Loan			Wyndham Hotels & Resorts, Inc. Term
			Loan B
9.910% due 02/01/24 (Ê)	63	63	0.000% due 03/28/25 (~)(Ê)(v)	175	176
TMS International Corp. Term Loan B			York Risk Services Group, Inc.
4.651% due 08/14/24 (Ê)	249	250	Covenant-Lite Term Loan B
Trader Corp. Term Loan B			5.651% due 10/01/21 (Ê)	63	62
5.295% due 09/28/23 (Ê)	234	234			55,480
Trans Union LLC 1st Lien Term Loan B3			Mortgage-Backed Securities - 14.3%
3.901% due 04/09/23 (Ê)	253	254	Blackstone Mortgage Trust, Inc.
Transdigm Group, Inc. 1st Lien Term			4.375% due 05/05/22	431	421
Loan F			Fannie Mae
4.651% due 06/09/23 (Ê)	166	166
5.052% due 06/09/23 (Ê)	87	87	30 Year TBA(Ï)
Travelport Finance Luxembourg SARL			3.000%	53,000	51,675
Term Loan B			3.500%	15,000	14,760
4.401% due 03/07/25 (Ê)	125	125	Series 2016-95 Class BI
TruGreen, LP Term Loan			Interest Only STRIP
5.897% due 04/13/23 (Ê)	506	510	4.500% due 07/25/40	2,516	476
Uber Technologies, Inc. 1st Lien Term			Fannie Mae REMICS
Loan			Series 2010-35 Class SG
5.890% due 03/22/25 (Ê)	140	141	Interest Only STRIP
Ultra Resources, Inc. Term Loan			5.418% due 04/25/40 (Ê)	2,496	422
4.897% due 04/12/24 (Ê)	125	117	Series 2010-99 Class NI
United Airlines, Inc. 1st Lien Term			Interest Only STRIP
Loan B			6.000% due 09/25/40	4,797	1,053
3.901% due 04/01/24 (Ê)	253	254

See accompanying notes which are an integral part of the financial statements.

780 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2011-101 Class SA			Series 2016-59 Class PI
Interest Only STRIP			Interest Only STRIP
5.129% due 10/25/41 (Ê)	4,101	524	3.500% due 09/25/46	3,707	746
Series 2012-49 Class QI			Series 2016-102 Class JI
Interest Only STRIP			Interest Only STRIP
4.500% due 12/25/40	3,591	492	3.500% due 02/25/46	428	67
Series 2012-62 Class MI			Series 2016-104 Class NI
Interest Only STRIP			Interest Only STRIP
4.000% due 03/25/41	1,319	179	5.000% due 04/25/38	535	14
Series 2012-103 Class SD			Series 2017-2 Class KI
Interest Only STRIP			Interest Only STRIP
4.813% due 09/25/42 (Ê)	3,732	678	4.000% due 02/25/47	1,785	354
Series 2012-116 Class SA			Series 2017-48 Class LI
Interest Only STRIP			Interest Only STRIP
5.303% due 10/25/42 (Ê)	2,619	511	4.000% due 05/25/47	1,281	263
Series 2012-124 Class JI			Series 2017-72 Class GI
Interest Only STRIP			Interest Only STRIP
3.500% due 11/25/42	7,330	986	4.000% due 08/25/47	917	172
Series 2012-4016 Class SC			Series 2017-74 Class JI
Interest Only STRIP			Interest Only STRIP
4.603% due 03/15/42 (Ê)	2,597	408	4.000% due 10/25/47	796	150
Series 2013-27 Class PI			Series 2017-78 Class KI
Interest Only STRIP			Interest Only STRIP
3.000% due 12/25/41	2,150	168	3.500% due 10/25/47	4,874	976
Series 2013-35 Class IP			Series 2017-82 Class NI
Interest Only STRIP			Interest Only STRIP
3.000% due 06/25/42	1,103	89	4.000% due 10/25/47	7,134	1,316
Series 2013-35 Class PI			Series 2017-112 Class SG
Interest Only STRIP			Interest Only STRIP
3.000% due 02/25/42	1,070	85	4.323% due 01/25/48 (Ê)	4,130	623
Series 2013-40 Class YI			Series 2017-113 Class IO
Interest Only STRIP			Interest Only STRIP
3.500% due 06/25/42	1,437	201	5.000% due 01/25/38	2,806	457
Series 2013-41 Class SP			Series 2017-4666 Class AI
Interest Only STRIP			Interest Only STRIP
5.422% due 06/25/40 (Ê)	948	72	3.000% due 09/15/35	3,907	304
Series 2013-57 Class IQ			Series 2017-4679 Class CI
Interest Only STRIP			Interest Only STRIP
3.000% due 06/25/41	1,214	126	3.500% due 07/15/42	439	65
Series 2013-67 Class IL			Series 2018-1 Class AI
Interest Only STRIP			Interest Only STRIP
6.500% due 07/25/43	6,134	1,467	5.000% due 02/25/48	7,651	1,792
Series 2013-107 Class SB			Series 2018-1 Class JI
Interest Only STRIP			Interest Only STRIP
4.713% due 02/25/43 (Ê)	4,650	822	5.000% due 02/25/48	2,083	425
Series 2015-66 Class AS			Series 2018-11 Class KI
Interest Only STRIP			Interest Only STRIP
4.353% due 09/25/45 (Ê)	4,485	614	4.000% due 03/25/48	7,536	1,655
Series 2015-69 Class IO			Series 2018-14 Class KI
Interest Only STRIP			Interest Only STRIP
6.000% due 09/25/45	4,385	1,068	6.000% due 03/25/48	8,212	1,822
Series 2015-73 Class PI			Fannie Mae Strips
Interest Only STRIP			Series 2009-397
3.500% due 10/25/45	11,160	1,777	Interest Only STRIP
			5.000% due 09/25/39	712	156

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 781

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2010-404			Series 2013-4267 Class CS
Interest Only STRIP			Interest Only STRIP
4.500% due 05/25/40	558	120	4.816% due 05/15/39 (Ê)	907	68
Freddie Mac			Series 2014-4299 Class JI
Series 2013-4265 Class SD			Interest Only STRIP
Interest Only STRIP			4.000% due 07/15/43	1,777	297
4.513% due 01/15/35 (Ê)	4,738	605	Series 2015-4452 Class QI
Series 2017-4731 Class QS			Interest Only STRIP
Interest Only STRIP			4.000% due 11/15/44	4,330	1,037
4.613% due 11/15/47 (Ê)	2,817	489	Series 2015-4510 Class HI
Series 2017-4749 Class IP			Interest Only STRIP
Interest Only STRIP			3.000% due 03/15/40	3,222	322
4.000% due 02/15/47	8,809	1,593	Series 2015-4530 Class TI
Series 2018-4760 Class IG			Interest Only STRIP
Interest Only STRIP			4.000% due 11/15/45	1,205	242
5.000% due 02/15/48	1,883	388	Series 2016-4568 Class IC
Series 2018-4766 Class GI			Interest Only STRIP
Interest Only STRIP			4.500% due 09/15/43	2,333	471
4.000% due 03/15/44	7,977	1,226	Series 2016-4585 Class QI
Freddie Mac REMICS			Interest Only STRIP
Series 2010-109 Class IM			3.500% due 04/15/46	5,764	1,029
Interest Only STRIP			Series 2016-4591 Class QI
5.500% due 09/25/40	7,098	1,392	Interest Only STRIP
Series 2010-3714 Class KI			3.500% due 04/15/46	1,216	205
Interest Only STRIP			Series 2016-4601 Class PI
4.500% due 11/15/39	617	71	Interest Only STRIP
Series 2010-3747 Class SA			4.500% due 12/15/45	1,193	230
Interest Only STRIP			Series 2016-4604 Class QI
5.511% due 10/15/40 (Ê)	1,135	175	Interest Only STRIP
Series 2011-3927 Class IP			3.500% due 07/15/46	7,476	1,196
Interest Only STRIP			Series 2017-4663 Class KI
4.500% due 06/15/40	1,524	197	Interest Only STRIP
Series 2012-3829 Class AS			3.500% due 11/15/42	1,946	249
Interest Only STRIP			Series 2017-4663 Class PI
5.961% due 03/15/41 (Ê)	1,357	228	Interest Only STRIP
Series 2012-3981 Class WS			4.000% due 03/15/47	1,779	352
Interest Only STRIP			Series 2017-4663 Class TI
5.323% due 05/15/41 (Ê)	745	81	Interest Only STRIP
Series 2012-3984 Class DS			3.500% due 10/15/42	2,016	273
Interest Only STRIP			Series 2017-4678 Class MS
4.961% due 01/15/42 (Ê)	1,683	237	Interest Only STRIP
Series 2012-4000 Class LI			5.107% due 04/15/47 (Ê)	1,417	271
Interest Only STRIP			Series 2017-4697 Class PI
4.000% due 02/15/42	1,694	253	Interest Only STRIP
Series 2012-4033 Class SC			3.500% due 09/15/45	1,284	203
Interest Only STRIP			Series 2017-4697 Class YI
5.316% due 10/15/36 (Ê)	930	81	Interest Only STRIP
Series 2012-4074 Class KS			3.500% due 07/15/47	4,745	889
Interest Only STRIP			Series 2017-4707 Class AI
5.788% due 02/15/41 (Ê)	1,839	271	Interest Only STRIP
Series 2013-4182 Class PI			4.000% due 07/15/47	932	174
Interest Only STRIP			Freddie Mac Strips
3.000% due 12/15/41	3,120	228	Series 2014-324 Class C21
			Interest Only STRIP
			6.000% due 06/15/39	964	268

See accompanying notes which are an integral part of the financial statements.

782 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Ginnie Mae			Series 2013-62 Class I
Series 2009-121 Class DI			Interest Only STRIP
Interest Only STRIP			3.500% due 04/20/43	3,678	603
4.500% due 12/16/39	2,676	518	Series 2013-77 Class UI
Series 2010-3 Class MS			Interest Only STRIP
Interest Only STRIP			4.500% due 03/20/41	1,067	165
6.018% due 11/20/38 (Ê)	2,107	92	Series 2013-104 Class YS
Series 2010-14 Class BV			Interest Only STRIP
Interest Only STRIP			4.916% due 07/16/43 (Ê)	6,526	872
4.691% due 02/16/40 (Ê)	8,059	1,077	Series 2013-187 Class IO
Series 2010-35 Class QI			Interest Only STRIP
Interest Only STRIP			4.500% due 11/20/39	617	44
4.500% due 03/20/40	8,904	1,893	Series 2013-H14 Class XI
Series 2010-62 Class SD			Interest Only STRIP
Interest Only STRIP			1.650% due 03/20/63 (~)(Ê)	2,292	124
5.512% due 05/20/40 (Ê)	2,945	431	Series 2013-H24 Class AI
Series 2010-134 Class ES			Interest Only STRIP
Interest Only STRIP			1.472% due 09/20/63 (~)(Ê)	2,312	116
5.022% due 11/20/39 (Ê)	2,709	236	Series 2014-5 Class LS
Series 2010-144 Class LS			Interest Only STRIP
Interest Only STRIP			5.241% due 06/16/43 (Ê)	8,679	1,327
5.663% due 07/16/37 (Ê)	440	6	Series 2014-58 Class SA
Series 2010-H19 Class BI			Interest Only STRIP
Interest Only STRIP			4.869% due 04/20/44 (Ê)	419	56
1.460% due 08/20/60 (~)(Ê)	3,982	267	Series 2014-69 Class IG
Series 2010-H22 Class CI			Interest Only STRIP
Interest Only STRIP			5.000% due 09/20/43	852	169
2.365% due 10/20/60 (~)(Ê)	3,966	275	Series 2014-69 Class PI
Series 2011-17 Class S			Interest Only STRIP
Interest Only STRIP			5.000% due 04/20/44	7,123	1,402
5.072% due 02/20/41 (Ê)	5,795	768	Series 2014-98 Class AI
Series 2011-22 Class PS			Interest Only STRIP
Interest Only STRIP			4.500% due 10/20/41	2,019	242
5.022% due 07/20/40 (Ê)	2,877	245	Series 2014-116 Class IL
Series 2011-H15 Class AI			Interest Only STRIP
Interest Only STRIP			4.000% due 08/20/44	1,724	328
1.570% due 06/20/61 (~)(Ê)	791	45	Series 2014-H09 Class AI
Series 2012-104 Class QI			Interest Only STRIP
Interest Only STRIP			1.429% due 01/20/64 (~)(Ê)	5,885	298
3.500% due 04/20/42	1,427	357	Series 2014-H13 Class BI
Series 2012-136 Class BI			Interest Only STRIP
Interest Only STRIP			1.584% due 05/20/64 (~)(Ê)	8,337	499
3.500% due 11/20/42	4,870	975	Series 2014-H18 Class CI
Series 2012-140 Class IC			Interest Only STRIP
Interest Only STRIP			1.549% due 09/20/64 (~)(Ê)(Š)	10,415	915
3.500% due 11/20/42	2,032	419	Series 2014-H25 Class BI
Series 2012-H23 Class WI			Interest Only STRIP
Interest Only STRIP			1.646% due 12/20/64 (~)(Ê)	2,274	177
1.568% due 10/20/62 (~)(Ê)	4,048	218	Series 2015-25 Class PI
Series 2013-5 Class BI			Interest Only STRIP
Interest Only STRIP			3.500% due 01/20/45	3,993	691
3.500% due 01/20/43	8,346	1,644	Series 2015-79 Class CI
Series 2013-18 Class GI			Interest Only STRIP
Interest Only STRIP			4.000% due 05/20/45	5,422	1,074
3.500% due 05/20/41	6,352	672

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 783

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-99 Class DI			Series 2016-154 Class AI
Interest Only STRIP			Interest Only STRIP
6.000% due 07/20/45	4,456	1,116	5.000% due 02/20/41	3,509	170
Series 2015-106 Class CI			Series 2016-161 Class GI
Interest Only STRIP			Interest Only STRIP
4.000% due 05/20/45	1,720	304	5.000% due 11/16/46	3,890	802
Series 2015-167 Class BI			Series 2016-167 Class SB
Interest Only STRIP			Interest Only STRIP
4.500% due 04/16/45	1,157	265	5.219% due 04/20/38 (Ê)	1,188	46
Series 2015-187 Class JI			Series 2016-168 Class AI
Interest Only STRIP			Interest Only STRIP
4.000% due 03/20/45	3,080	585	5.000% due 07/20/45	1,235	146
Series 2015-H04 Class AI			Series 2016-H04 Class KI
Interest Only STRIP			Interest Only STRIP
2.091% due 12/20/64 (~)(Ê)	1,258	114	1.875% due 02/20/66 (~)(Ê)(Š)	1,145	95
Series 2015-H22 Class HI			Series 2016-H06 Class AI
Interest Only STRIP			Interest Only STRIP
2.033% due 08/20/65 (~)(Ê)	687	71	2.068% due 02/20/66 (~)(Ê)	2,422	218
Series 2015-H29 Class HI			Series 2016-H13 Class EI
Interest Only STRIP			Interest Only STRIP
2.094% due 09/20/65 (~)(Ê)	716	67	2.030% due 04/20/66 (~)(Ê)(Š)	10,764	1,157
Series 2016-42 Class IO			Series 2016-H22 Class IO
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/46	451	92	1.838% due 10/20/66 (~)(Ê)	6,834	729
Series 2016-47 Class CI			Series 2016-H24 Class AI
Interest Only STRIP			Interest Only STRIP
4.000% due 09/20/45	621	101	2.351% due 11/20/66 (~)(Ê)(Š)	8,147	1,049
Series 2016-49 Class IO			Series 2016-H24 Class DI
Interest Only STRIP			Interest Only STRIP
4.500% due 11/16/45	2,216	481	2.209% due 11/20/66 (~)(Ê)(Š)	2,972	380
Series 2016-77 Class SC			Series 2017-17 Class DI
Interest Only STRIP			Interest Only STRIP
5.574% due 10/20/45 (Ê)	1,398	220	3.500% due 09/20/43	1,014	147
Series 2016-77 Class SL			Series 2017-26 Class EI
Interest Only STRIP			Interest Only STRIP
5.157% due 03/20/43 (Ê)	1,787	196	5.000% due 02/20/40	3,335	544
Series 2016-111 Class IP			Series 2017-26 Class IM
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/46	6,541	827	6.500% due 02/20/47	5,476	1,323
Series 2016-111 Class PI			Series 2017-26 Class MI
Interest Only STRIP			Interest Only STRIP
3.500% due 06/20/45	6,024	893	5.000% due 11/20/39	30,941	6,840
Series 2016-123 Class IQ			Series 2017-42 Class IC
Interest Only STRIP			Interest Only STRIP
5.000% due 07/20/39	1,393	147	4.500% due 08/20/41	10,804	2,386
Series 2016-123 Class LI			Series 2017-45 Class IM
Interest Only STRIP			Interest Only STRIP
3.500% due 03/20/44	5,891	816	4.000% due 10/20/44	744	114
Series 2016-134 Class MI			Series 2017-52 Class DI
Interest Only STRIP			Interest Only STRIP
3.000% due 01/20/43	2,170	232	5.500% due 04/20/47	3,402	722
Series 2016-150 Class I			Series 2017-68 Class CI
Interest Only STRIP			Interest Only STRIP
5.000% due 11/20/46	784	154	5.500% due 05/16/47	2,634	605

See accompanying notes which are an integral part of the financial statements.

784 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-68 Class IL			Series 2017-H05 Class CI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/44	791	135	2.495% due 02/20/67 (~)(Ê)	2,822	424
Series 2017-87 Class IO			Series 2017-H06 Class EI
Interest Only STRIP			Interest Only STRIP
4.000% due 01/20/46	436	76	1.565% due 02/20/67 (~)(Ê)	5,514	386
Series 2017-99 Class AI			Series 2017-H08 Class DI
Interest Only STRIP			Interest Only STRIP
4.000% due 01/20/47	572	97	2.377% due 02/20/67 (~)(Ê)	2,567	370
Series 2017-113 Class IE			Series 2017-H08 Class EI
Interest Only STRIP			Interest Only STRIP
5.500% due 07/20/47	2,778	659	2.236% due 02/20/67 (~)(Ê)	1,149	154
Series 2017-130 Class IB			Series 2017-H09 Class HI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/47	698	127	1.823% due 03/20/67 (~)(Ê)	4,673	557
Series 2017-130 Class NI			Series 2017-H09 Class IO
Interest Only STRIP			Interest Only STRIP
3.500% due 01/20/47	1,371	237	1.774% due 04/20/67 (~)(Ê)	5,540	595
Series 2017-132 Class IA			Series 2017-H11 Class DI
Interest Only STRIP			Interest Only STRIP
4.500% due 09/20/47	730	151	1.848% due 05/20/67 (~)(Ê)	993	126
Series 2017-136 Class GI			Series 2017-H13 Class QI
Interest Only STRIP			Interest Only STRIP
3.500% due 09/20/47	1,656	281	2.094% due 06/20/67 (~)(Ê)(Š)	13,182	1,652
Series 2017-165 Class IM			Series 2017-H14 Class JI
Interest Only STRIP			Interest Only STRIP
3.500% due 11/20/47	1,199	227	2.140% due 06/20/67 (~)(Ê)	453	67
Series 2017-174 Class IC			Series 2017-H15 Class CI
Interest Only STRIP			Interest Only STRIP
5.500% due 02/20/47	6,005	1,388	1.637% due 06/20/67 (~)(Ê)	7,066	586
Series 2017-179 Class WI			Series 2017-H16 Class FI
Interest Only STRIP			Interest Only STRIP
5.000% due 12/20/47	830	187	2.290% due 08/20/67 (~)(Ê)(Š)	13,828	1,756
Series 2017-H01 Class AI			Series 2017-H16 Class HI
Interest Only STRIP			Interest Only STRIP
2.160% due 12/20/66 (~)(Ê)(Š)	12,821	1,509	1.632% due 08/20/67 (~)(Ê)	727	68
Series 2017-H02 Class BI			Series 2017-H16 Class IB
Interest Only STRIP			Interest Only STRIP
2.301% due 01/20/67 (~)(Ê)	687	95	1.800% due 08/20/67 (~)(Ê)	3,261	353
Series 2017-H03 Class AI			Series 2017-H16 Class IH
Interest Only STRIP			Interest Only STRIP
2.236% due 12/20/66 (~)(Ê)	9,840	1,330	1.695% due 07/20/67 (~)(Ê)	29,354	2,789
Series 2017-H03 Class DI			Series 2017-H18 Class CI
Interest Only STRIP			Interest Only STRIP
2.195% due 12/20/66 (~)(Ê)	2,728	358	2.203% due 09/20/67 (~)(Ê)	570	87
Series 2017-H04 Class AI			Series 2017-H19 Class MI
Interest Only STRIP			Interest Only STRIP
2.370% due 02/20/67 (~)(Ê)	12,548	1,719	2.007% due 04/20/67 (~)(Ê)	8,953	1,046
Series 2017-H04 Class BI			Series 2017-H20 Class HI
Interest Only STRIP			Interest Only STRIP
2.403% due 02/20/67 (~)(Ê)	7,565	1,075	2.067% due 10/20/67 (~)(Ê)	2,009	288
Series 2017-H05 Class AI			Series 2017-H22 Class GI
Interest Only STRIP			Interest Only STRIP
2.525% due 01/20/67 (~)(Ê)(Š)	10,199	1,327	2.032% due 10/20/67 (~)(Ê)	8,291	1,174

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 785

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-H22 Class KI			30 Year TBA(Ï)
Interest Only STRIP			4.500%	2,000	2,075
2.042% due 11/20/67 (~)(Ê)	2,930	417	Ginnie Mae REMICS
Series 2017-H23 Class KI			Class AI
Interest Only STRIP			Interest Only STRIP
1.641% due 11/20/67 (~)(Ê)	16,589	1,301	3.500% due 01/20/39	6,474	572
Series 2018-18 Class HS			Class IA
Interest Only STRIP			Interest Only STRIP
1.667% due 02/20/48 (Ê)	10,584	397	4.000% due 01/16/43	1,758	284
Series 2018-21 Class IN			Series 2009-121 Class CI
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/48	6,645	1,468	4.500% due 12/16/39	4,546	1,031
Series 2018-33 Class IO			Series 2010-127 Class NI
Interest Only STRIP			Interest Only STRIP
4.000% due 02/20/48	3,518	787	4.000% due 02/20/39	1,300	115
Series 2018-37 Class IO			Series 2010-167 Class SG
Interest Only STRIP			Interest Only STRIP
5.000% due 03/20/48	2,536	566	5.237% due 08/16/38 (Ê)	6,845	386
Series 2018-H01 Class AI			Series 2011-135 Class DI
Interest Only STRIP			Interest Only STRIP
2.086% due 01/20/68 (~)(Ê)	5,115	773	5.000% due 04/16/40	4,457	1,076
Series 2018-H01 Class CI			Series 2011-137 Class MI
Interest Only STRIP			Interest Only STRIP
1.652% due 01/20/68 (~)(Ê)	8,839	917	4.000% due 01/20/41	1,649	233
Series 2018-H01 Class KI			Series 2011-156 Class SK
Interest Only STRIP			Interest Only STRIP
1.711% due 01/20/68 (~)(Ê)	8,957	985	6.068% due 04/20/38 (Ê)	2,659	433
Series 2018-H02 Class AI			Series 2012-97 Class LS
Interest Only STRIP			Interest Only STRIP
1.810% due 01/20/68 (~)(Ê)	3,983	585	5.461% due 03/16/42 (Ê)	6,996	1,001
Series 2018-H02 Class KI			Series 2012-103 Class CI
Interest Only STRIP			Interest Only STRIP
1.764% due 02/20/68 (~)(Ê)	16,056	1,675	3.500% due 08/16/42	3,976	803
Series 2018-H02 Class NI			Series 2012-129 Class IO
Interest Only STRIP			Interest Only STRIP
1.651% due 02/20/68 (~)(Ê)(Š)	8,358	1,097	4.500% due 11/16/42	1,284	312
Series 2018-H02 Class PI			Series 2012-H06 Class AI
Interest Only STRIP			Interest Only STRIP
2.033% due 02/20/68 (~)(Ê)	10,176	1,552	1.361% due 01/20/62 (~)(Ê)	9,435	458
Series 2018-H03 Class XI			Series 2012-H10 Class AI
Interest Only STRIP			Interest Only STRIP
2.028% due 02/20/68 (~)(Ê)	4,641	729	1.219% due 12/20/61 (~)(Ê)	11,638	482
Series 2018-H04 Class GI			Series 2012-H18 Class NI
Interest Only STRIP			Interest Only STRIP
1.778% due 02/20/68 (~)(Ê)	7,108	612	1.489% due 08/20/62 (~)(Ê)	29,898	1,398
Series 2018-H04 Class IO			Series 2013-23 Class IK
Interest Only STRIP			Interest Only STRIP
1.731% due 02/20/68 (~)(Ê)	2,887	432	3.000% due 09/20/37	1,610	154
Series 2018-H05 Class ID			Series 2013-76 Class IO
Interest Only STRIP			Interest Only STRIP
1.865% due 03/20/68 (~)(Ê)	3,390	640	3.500% due 05/20/43	1,581	280
Series 2018-H06 Class KI			Series 2013-79 Class PI
Interest Only STRIP			Interest Only STRIP
1.453% due 04/20/68 (~)(Ê)(Š)	3,855	554	3.500% due 04/20/43	1,538	236
Ginnie Mae II

See accompanying notes which are an integral part of the financial statements.

786 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-H08 Class BI			Series 2015-H24 Class BI
Interest Only STRIP			Interest Only STRIP
1.715% due 03/20/63 (~)(Ê)	12,079	805	1.604% due 08/20/65 (~)(Ê)(Š)	2,156	110
Series 2014-20 Class SQ			Series 2015-H25 Class AI
Interest Only STRIP			Interest Only STRIP
5.319% due 07/20/43 (Ê)	628	76	1.614% due 09/20/65 (~)(Ê)(Š)	1,551	124
Series 2014-25 Class VI			Series 2015-H26 Class GI
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/44	1,101	222	1.780% due 10/20/65 (~)(Ê)	889	88
Series 2014-139 Class NI			Series 2016-129 Class PI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/28	5,260	411	4.500% due 06/20/45	1,507	338
Series 2014-H24 Class BI			Series 2016-H01 Class AI
Interest Only STRIP			Interest Only STRIP
1.631% due 11/20/64 (~)(Ê)	15,246	1,351	1.701% due 01/20/66 (~)(Ê)	18,588	1,681
Series 2015-20 Class PI			Series 2016-H08 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 02/20/45	4,552	822	1.850% due 08/20/65 (~)(Ê)	6,882	610
Series 2015-24 Class AI			Series 2016-H16 Class DI
Interest Only STRIP			Interest Only STRIP
3.500% due 12/20/37	1,863	221	2.194% due 06/20/66 (~)(Ê)	2,874	319
Series 2015-111 Class IJ			Series 2016-H20 Class NI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/45	1,553	273	2.317% due 09/20/66 (~)(Ê)(Š)	17,475	2,031
Series 2015-124 Class DI			Series 2016-H21 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 01/20/38	2,706	335	2.265% due 09/20/66 (~)(Ê)(Š)	13,487	1,736
Series 2015-134 Class LI			Series 2016-H22 Class AI
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/39	2,660	250	2.463% due 10/20/66 (~)(Ê)	8,238	1,056
Series 2015-162 Class BI			Series 2016-H25 Class GI
Interest Only STRIP			Interest Only STRIP
4.000% due 11/20/40	3,076	459	1.511% due 11/20/66 (~)(Ê)	5,788	310
Series 2015-167 Class MI			Series 2016-H27 Class BI
Interest Only STRIP			Interest Only STRIP
5.000% due 06/20/45	5,202	1,109	2.344% due 12/20/66 (~)(Ê)	12,509	1,444
Series 2015-186 Class AI			Series 2017-6 Class DI
Interest Only STRIP			Interest Only STRIP
4.000% due 12/20/45	4,211	842	3.500% due 01/20/44	7,180	863
Series 2015-H09 Class BI			Series 2017-17 Class EI
Interest Only STRIP			Interest Only STRIP
1.684% due 03/20/65 (~)(Ê)(Š)	661	53	4.000% due 09/20/44	1,748	248
Series 2015-H10 Class CI			Series 2017-38 Class DI
Interest Only STRIP			Interest Only STRIP
1.797% due 04/20/65 (~)(Ê)	1,608	129	5.000% due 03/16/47	2,361	513
Series 2015-H13 Class AI			Series 2017-57 Class AI
Interest Only STRIP			Interest Only STRIP
2.194% due 06/20/65 (~)(Ê)(Š)	2,875	278	4.000% due 06/20/45	1,353	252
Series 2015-H15 Class JI			Series 2017-66 Class KI
Interest Only STRIP			Interest Only STRIP
1.936% due 06/20/65 (~)(Ê)	1,150	104	4.000% due 08/20/44	8,725	1,262
Series 2015-H18 Class IA			Series 2017-79 Class IB
Interest Only STRIP			Interest Only STRIP
1.816% due 06/20/65 (~)(Ê)	3,114	217	5.500% due 05/20/47	4,256	976

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 787

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
Series 2017-99 Class PI			Series 2017-H16 Class EI
Interest Only STRIP			Interest Only STRIP
4.000% due 03/20/46	2,689	527	1.637% due 08/20/67 (~)(Ê)		10,161	1,104
Series 2017-104 Class MI			Series 2017-H18 Class FI
Interest Only STRIP			Interest Only STRIP
5.500% due 07/16/47	6,433	1,695	2.182% due 09/20/67 (~)(Ê)		12,851	1,815
Series 2017-118 Class KI			Series 2017-H18 Class IO
Interest Only STRIP			Interest Only STRIP
3.500% due 10/20/46	8,395	1,243	2.436% due 08/20/67 (~)(Ê)(Š)		8,264	1,044
Series 2017-123 Class IO			Series 2017-H20 Class DI
Interest Only STRIP			Interest Only STRIP
5.000% due 08/16/47	3,282	823	2.119% due 10/20/67 (~)(Ê)		5,703	808
Series 2017-123 Class JI			Series 2017-H21 Class DI
Interest Only STRIP			Interest Only STRIP
4.000% due 08/20/46	4,348	756	1.629% due 10/20/67 (~)(Ê)		21,901	2,087
Series 2017-130 Class LI			Series 2017-H22 Class EI
Interest Only STRIP			Interest Only STRIP
4.500% due 10/16/45	1,544	295	2.220% due 10/20/67 (~)(Ê)		4,795	557
Series 2017-132 Class ID			ML-CFC Commercial Mortgage Trust
Interest Only STRIP			Series 2006-4 Class C
3.500% due 12/20/43	2,464	298	5.324% due 12/12/49 (~)(Ê)		523	514
Series 2017-136 Class IG			Morgan Stanley Bank of America Merrill
Interest Only STRIP			Lynch Trust
3.500% due 02/20/44	10,848	1,331	Series 2013-C12 Class E
Series 2017-136 Class IY			4.764% due 10/15/46 (~)(Å)(Ê)		818	674
Interest Only STRIP			Series 2014-C18 Class D
5.000% due 03/20/45	12,029	2,607	3.389% due 10/15/47 (Å)		200	150
Series 2017-139 Class IG			Morgan Stanley Capital I Trust
Interest Only STRIP			Series 2011-C3 Class G
3.500% due 09/20/47	4,637	770	5.188% due 07/15/49 (~)(Å)(Ê)		338	289
Series 2017-141 Class ID			Series 2012-C4 Class E
			5.421% due 03/15/45 (~)(Å)(Ê)		200	162
Interest Only STRIP			UBS-Barclays Commercial Mortgage
3.500% due 07/20/47	6,595	1,085	Trust
Series 2017-162 Class QI			Series 2013-C6 Class E
Interest Only STRIP			3.500% due 04/10/46 (Å)		220	154
5.000% due 10/20/47	4,976	1,112	WFRBS Commercial Mortgage Trust
Series 2017-174 Class IA			Series 2011-C4 Class E
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/45	3,279	498	5.248% due 06/15/44 (~)(Ê)(Þ)		205	191
Series 2017-H03 Class EI						247,060
Interest Only STRIP			Non-US Bonds - 2.9%
2.373% due 01/20/67 (~)(Ê)	1,930	286	ADO Properties SA
Series 2017-H06 Class BI			Series 1-15
Interest Only STRIP			1.500% due 07/26/24	EUR	300	361
2.256% due 02/20/67 (~)(Ê)	6,693	854	Akelius Residential Property AB
Series 2017-H06 Class DI			1.750% due 02/07/25	EUR	420	506
Interest Only STRIP			America Movil SAB de CV
1.755% due 02/20/67 (~)(Ê)	5,957	519	5.000% due 10/27/26	GBP	270	441
Series 2017-H08 Class NI			Ardagh Packaging Finance PLC /
Interest Only STRIP			Ardagh Holdings USA, Inc.
2.147% due 03/20/67 (~)(Ê)	6,903	826	Series REGS
Series 2017-H09 Class DI			6.750% due 05/15/24	EUR	110	145
Interest Only STRIP			4.750% due 07/15/27	GBP	530	712
1.695% due 03/20/67 (~)(Ê)	5,961	560	Banco de Sabadell SA
			0.875% due 03/05/23	EUR	200	241

See accompanying notes which are an integral part of the financial statements.

788 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$		or Shares		$
Bank of Ireland				HT1 Funding GmbH
7.375% due 12/29/49 (Ê)(ƒ)	EUR	200	268	1.842% due 07/29/49 (Ê)(ƒ)	EUR	160	189
Bankia SA				Hungary Government Bond
6.000% due 12/31/99 (Ê)(ƒ)	EUR	200	254	Series 19/A
BAWAG Group AG				6.500% due 06/24/19	HUF	436,060	1,801
5.000% due 12/31/99 (Ê)(ƒ)	EUR	200	241	Indonesia Treasury Bond
BHP Billiton Finance, Ltd.				Series FR56
6.500% due 10/22/77 (Ê)	GBP	760	1,204	8.375% due 09/15/26	IDR	44,421,000	3,453
Brazil Notas do Tesouro Nacional				Series FR72
Series NTNF				8.250% due 05/15/36	IDR	2,052,000	158
10.000% due 01/01/25	BRL	6,693	2,030	InterContinental Hotels Group PLC
10.000% due 01/01/27	BRL	380	114	3.750% due 08/14/25	GBP	175	258
Bright Food Singapore Holdings Pte, Ltd.				International Game Technology PLC
1.125% due 07/18/20	EUR	140	170	4.125% due 02/15/20	EUR	250	318
Chile Bonos de la Tesoreria				Intesa Sanpaolo SpA
4.500% due 03/01/26	CLP	610,000	1,009	5.000% due 09/23/19	EUR	50	64
Colombian Titulos de Tesoreria				Jaguar Land Rover Automotive PLC
Series B				Series REGS
7.000% due 05/04/22	COP	7,772,700	2,919	3.875% due 03/01/23	GBP	100	138
Credit Suisse Group Funding, Ltd.				LKQ European Holdings BV
2.750% due 08/08/25	GBP	480	668	Series REGS
Crown European Holdings SA				3.625% due 04/01/26	EUR	172	207
Series REGS				Malaysia Government International Bond
2.250% due 02/01/23	EUR	100	122	Series 0116
Czech Republic Government				3.800% due 08/17/23	MYR	5,799	1,465
International Bond				Matterhorn Telecom SA
Series 97				Series REGS
0.450% due 10/25/23	CZK	31,260	1,415	4.000% due 11/15/27	EUR	100	115
DVB Bank SE				Mexican Bonos
1.250% due 09/15/21	EUR	200	244	Series M 20
Electricite de France SA				7.500% due 06/03/27	MXN	11,095	594
6.000% due 12/29/49 (Ê)(ƒ)	GBP	300	433	Series M
Enbridge, Inc.				7.750% due 05/29/31	MXN	36,782	1,994
4.570% due 03/11/44	CAD	320	243	Mitsubishi UFJ Investor Services &
Ferrovial Netherlands BV				Banking SA
2.124% due 12/31/99 (Ê)(ƒ)	EUR	100	117	4.172% due 12/15/50 (Ê)	EUR	100	90
Fiat Chrysler Finance Europe SA				Naturgas Energia Distribucion SA
Series GMTN				Series 0002
6.750% due 10/14/19	EUR	300	397	2.065% due 09/28/27	EUR	275	333
Galp Energia, SGPS SA				NTPC, Ltd.
1.000% due 02/15/23	EUR	200	239	2.750% due 02/01/27	EUR	110	135
Gazprom OAO Via Gaz Capital SA				Peruvian Government International Bond
4.250% due 04/06/24	GBP	200	283	Series REGS
German Government International Bond				6.350% due 08/12/28	PEN	2,935	979
0.500% due 02/15/28	EUR	80	96	Petrobras Global Finance BV
Global Switch Holdings, Ltd.				4.750% due 01/14/25	EUR	100	133
2.250% due 05/31/27	EUR	210	257	Petroleos Mexicanos
Grand City Properties SA				4.875% due 02/21/28	EUR	380	493
1.500% due 04/17/25	EUR	200	243	PGH Capital PLC
Groupama SA				6.625% due 12/18/25	GBP	300	477
6.375% due 05/29/49 (Ê)(ƒ)	EUR	300	425	Phoenix Group Holdings
Heathrow Funding, Ltd.				Series 0001
6.750% due 12/03/26	GBP	355	643	4.125% due 07/20/22	GBP	150	215
HSBC Holdings PLC				Republic of Argentina Government
5.750% due 12/20/27	GBP	215	356	International Bond

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 789

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
18.200% due 10/03/21	ARS	14,600	690	Western Power Distribution PLC
Republic of Colombia Government Bond				3.625% due 11/06/23	GBP	240	349
Series B				Wind Tre SpA
7.750% due 09/18/30	COP	1,137,700	444	Series REGS
Republic of Turkey Government Bond				2.625% due 01/20/23	EUR	307	337
11.000% due 02/24/27	TRY	4,818	1,108	Ziggo Secured Finance BV
Royal Bank of Scotland Group PLC				Series REGS
5.500% due 11/29/49 (ƒ)	EUR	310	380	4.250% due 01/15/27	EUR	470	578
RSA Insurance Group PLC							49,792
5.125% due 10/10/45 (Ê)	GBP	120	182	United States Government Treasuries - 0.0%
Russian Federal Bond - OFZ				United States Treasury Notes
Series 6212				4.375% due 02/15/38		195	234
7.050% due 01/19/28	RUB	114,204	1,803	3.000% due 02/15/47		75	73
SGSP (Australia) Assets Pty, Ltd.							307
5.125% due 02/11/21	GBP	110	165	Total Long-Term Investments
Solvay Finance SA
4.199% due 05/29/49 (Ê)(ƒ)	EUR	780	976	(cost $439,991)			440,103
South Africa Government International				Common Stocks - 39.7%
Bond				Consumer Discretionary - 4.4%
Series 2030				ABC-Mart, Inc.		400	26
8.000% due 01/31/30	ZAR	42,991	3,302	adidas AG		1,484	365
State Grid Overseas Investment, Ltd.				adidas AG - ADR		11,929	1,467
Series REGS				Amazon. com, Inc. (Æ)		3,149	4,933
1.250% due 05/19/22	EUR	485	597	American Axle & Manufacturing		40,759	625
				Holdings, Inc. (Æ)
TDF Infrastructure SAS				Autobacs Seven Co. , Ltd.		13,100	247
2.875% due 10/19/22	EUR	400	523	Bellway PLC		9,989	454
Telecom Italia SpA				BJ's Restaurants, Inc.		13,150	734
6.375% due 06/24/19	GBP	100	145	BMC Stock Holdings, Inc. (Æ)		16,199	279
Telenet Finance Luxembourg Notes
SARL				CarMax, Inc. (Æ)		22,871	1,429
Series REGS				Carrols Restaurant Group, Inc. (Æ)		19,457	200
3.500% due 03/01/28	EUR	400	473	Carter's, Inc.		3,509	352
Tesco PLC				Century Communities, Inc. (Æ)		12,619	388
6.125% due 02/24/22	GBP	200	315	Chow Sang Sang Holdings International,		89,000	195
				Ltd.
6.125% due 02/24/22	GBP	300	473	Chow Tai Fook Jewellery Group, Ltd.		473,600	610
Thailand Government International Bond				Cie Generale des Etablissements
2.550% due 06/26/20	THB	105,830	3,425	Michelin Class B		2,773	389
2.000% due 12/17/22	THB	8,340	265	Cineworld Group PLC		124,078	442
Thomson Reuters Corp.				Coco's Japan Co. , Ltd.		2,600	54
3.309% due 11/12/21	CAD	295	233	Comcast Corp. Class A		22,046	692
Thyssenkrupp AG				Continental AG		459	123
3.125% due 10/25/19	EUR	250	313	Costco Wholesale Corp.		1,277	252
Total SA				Ctrip. com International, Ltd. - ADR(Æ)		8,096	331
2.250% due 12/29/49 (Ê)(ƒ)	EUR	624	779	Daidoh, Ltd.		10,400	44
Turkey Government International Bond				Daisyo Corp.		4,900	77
10.700% due 08/17/22	TRY	1,127	256	Del Taco Restaurants, Inc. (Æ)		20,597	230
Ubisoft Entertainment SA				Dollar Tree, Inc. (Æ)		24,034	2,305
1.289% due 01/30/23	EUR	100	121	Dollarama, Inc.		12,826	1,476
UPCB Finance VII, Ltd.				Duni AB(Þ)		9,726	132
Series REGS				eBay, Inc. (Æ)		28,917	1,095
3.625% due 06/15/29	EUR	300	359	E-MART, Inc.		4,790	1,206
Virgin Media Secured Finance PLC				Estacio Participacoes SA		211,719	1,928
Series REGS				Fast Retailing Co. , Ltd.		1,300	572
11.000% due 01/15/21 (~)(Ê)	GBP	100	156	First Cash Financial Services, Inc.		15,428	1,338
5.000% due 04/15/27	GBP	470	640	FIT Hon Teng, Ltd. (Þ)		1,435,000	551

See accompanying notes which are an integral part of the financial statements.

790 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Foschini Group, Ltd. (The)	85,345	1,464	Sato Restaurant Systems Co. , Ltd.	18,600	165
Foundation Building Materials, Inc. (Æ)	16,037	225	Secom Co. , Ltd.	1,300	97
Fuji Electric Industry Co. , Ltd.	2,600	33	Shimamura Co. , Ltd.	200	23
Galaxy Entertainment Group, Ltd.	242,000	2,117	Sinclair Broadcast Group, Inc. Class A	64,612	1,832
General Motors Co.	48,134	1,768	Singapore Press Holdings, Ltd.	83,000	169
G-Foot Co. , Ltd.	4,700	34	Skylark Co. , Ltd.	25,700	378
Goodyear Tire & Rubber Co. (The)	17,993	452	Skyworth Digital Holdings, Ltd.	1,144,000	520
Hangzhou Hikvision Digital Technology	103,100	628	Spotify Technology SA(Æ)	2,530	409
Co. , Ltd. Class A			Starbucks Corp.	13,074	753
Hankook Tire Co. , Ltd.	31,466	1,454	Stockmann OYJ Abp Class B(Æ)	25,796	125
Hibbett Sports, Inc. (Æ)	17,834	485	Sunny Optical Technology Group Co. ,
Hilton Worldwide Holdings, Inc.	10,681	842	Ltd.	21,000	343
Home Depot, Inc. (The)	651	120	Suzuki Motor Corp.	14,400	775
Hyundai Mobis Co. , Ltd.	1,029	238	Taylor Wimpey PLC	141,818	374
Hyundai Motor Co.	8,859	1,325	Teleperformance - GDR	4,870	780
Informa PLC	30,567	311	Time Warner, Inc.	1,991	189
Ipsos SA	4,534	172	TJX Cos. , Inc.	9,821	833
JD. com, Inc. - ADR(Æ)	42,456	1,550	Toho Co. , Ltd.	1,300	43
Kering	4,432	2,558	Toyota Motor Corp.	3,600	236
Kia Motors Corp.	9,812	304	Treasure Factory Co. , Ltd.	1,500	11
Koito Manufacturing Co. , Ltd.	8,100	544	Treasury Wine Estates, Ltd.	33,995	485
KOMEDA Holdings Co. , Ltd.	7,900	159	TRI Pointe Group, Inc. (Æ)	29,352	502
Koninklijke Philips NV	2,862	121	Tribune Media Co. Class A	10,598	400
Kourakuen Holdings Corp.	8,900	151	UBM PLC	3,028	40
Kweichow Moutai Co. , Ltd. Class A	4,800	503	Ulta Salon Cosmetics & Fragrance, Inc.	7,210	1,809
L Brands, Inc.	4,870	170	(Æ)
Largan Precision Co. , Ltd.	11,000	1,276	USS Co. , Ltd.	7,400	156
Li Ning Co. , Ltd. (Æ)	1,588,500	1,785	Wal-Mart Stores, Inc.	3,408	301
Libbey, Inc.	47,316	271	Walt Disney Co. (The)	17,634	1,769
Lowe's Cos. , Inc.	6,588	543	Wayfair, Inc. Class A(Æ)	3,569	222
LVMH Moet Hennessy Louis Vuitton			Weichai Power Co. , Ltd. Class H	113,000	131
SE - ADR	3,574	1,244	Whirlpool Corp.	6,861	1,063
Madison Square Garden Co. (The) Class	6,511	1,582	Wynn Macau, Ltd.	284,400	1,051
A(Æ)			Yamada Denki Co. , Ltd.	5,500	29
Magazine Luiza SA	7,535	230	Yum! Brands, Inc.	1,622	141
Maruzen CHI Holdings Co. , Ltd. (Æ)	33,300	108	Zalando SE(Æ)(Þ)	20,234	1,041
Matthews International Corp. Class A	6,623	326	Zensho Holdings Co. , Ltd.	8,700	202
MDC Partners, Inc. Class A(Æ)(Þ)	172,785	1,305	Zillow Group, Inc. (Æ)	6,179	300
Megacable Holdings SAB de CV	148,207	681
Melco Crown Entertainment, Ltd. - ADR	15,932	497			76,920
MercadoLibre, Inc.	1,083	368
Mixi, Inc.	4,000	132	Consumer Staples - 1.0%
			Altria Group, Inc.	4,901	275
MTU Aero Engines AG	277	48	Amorepacific Corp.	1,247	405
Naspers, Ltd. Class N	4,322	1,055
New Oriental Education & Technology			Archer-Daniels-Midland Co.	4,907	223
Group - ADR	5,685	511	Asahi Group Holdings, Ltd.	8,800	445
Next PLC	5,008	361	Astarta Holding NV(Æ)	10,731	139
Nike, Inc. Class B	25,153	1,720	BrasilAgro - Co. Brasileira de	48,323	184
Nissan Motor Co. , Ltd.	32,000	337	Propriedades Agricolas
			China Agri-Industries Holdings, Ltd.	790,000	331
Pacific Textiles Holdings, Ltd.	213,000	195	China Yurun Food Group, Ltd. (Æ)	153,000	24
Pandora Media, Inc. (Æ)	112,262	630	Church & Dwight Co. , Inc.	1,951	90
Pandox AB	11,836	200	CK Hutchison Holdings, Ltd.	22,500	266
RELX PLC	5,317	114	Cott Corp.	41,523	594
Renault SA	2,410	261	CVS Health Corp.	1,352	94
Rinnai Corp.	300	30	Dr Pepper Snapple Group, Inc.	1,235	148
Sankyo Co. , Ltd.	4,100	144

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 791

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Fomento Economico Mexicano SAB de	5,021	485	Neste OYJ	4,460	375
CV - ADR			Occidental Petroleum Corp.	22,806	1,762
Golden Agri-Resources, Ltd.	5,580,000	1,450	Oil Refineries, Ltd.	1,108,669	480
Greencore Group PLC Class A	100,798	220	OMV AG	2,862	177
Greggs PLC	3,405	57	Pacific Ethanol, Inc. (Æ)	62,878	220
JM Smucker Co. (The)	2,695	307	Parkland Fuel Corp.	8,943	208
Kernel Holding SA(Þ)	14,228	193	PetroChina Co. , Ltd. Class H	882,000	647
Kraft Heinz Co. (The)	3,747	211	Phillips 66	6,241	695
Lenta, Ltd. - GDR(Æ)	60,671	342	Plains All American Pipeline, LP	38,093	896
Mondelez International, Inc. Class A	18,264	721	PrairieSky Royalty, Ltd.	7,716	171
Paris Miki Holdings, Inc.	15,200	72	ProPetro Holding Corp. (Æ)	15,774	289
PepsiCo, Inc.	5,544	560	Range Resources Corp.	136,062	1,884
Pinnacle Foods, Inc.	30,297	1,830	Repsol SA - ADR	36,341	692
Post Holdings, Inc. (Æ)	14,741	1,173	Royal Dutch Shell PLC Class A	14,717	512
Procter & Gamble Co. (The)	10,328	747	Royal Dutch Shell PLC Class B	25,684	917
Samsonite International SA	25,200	114	Saipem SpA(Æ)	50,407	193
Shanghai Pharmaceuticals Holding Co.,	490,000	1,337	SBM Offshore NV	12,204	204
Ltd. Class H
Shoprite Holdings, Ltd. - ADR	28,358	564	Schlumberger, Ltd.	27,621	1,894
Smart & Final Stores, Inc. (Æ)	53,441	273	Showa Shell Sekiyu KK	8,600	122
SUPERVALU, Inc. (Æ)	72,071	1,262	Statoil ASA Class N	23,781	609
TreeHouse Foods, Inc. (Æ)	29,625	1,141	Suncor Energy, Inc.	10,163	389
Tyson Foods, Inc. Class A	7,578	531	Superior Energy Services, Inc. (Æ)	27,113	291
WH Group, Ltd. (Þ)	1,256,500	1,303	Tatneft PJSC - ADR	36,427	2,343
Young & Co. 's Brewery PLC Class A	5,738	126	TETRA Technologies, Inc. (Æ)	233,026	916
			TransAlta Renewables, Inc.	30,232	270
		18,237	Valero Energy Corp.	5,022	557

Energy - 2.4%			YPF SA - ADR	124,345	2,722
AltaGas, Ltd. - ADR	11,200	216			40,859
BP PLC	120,987	894
Cabot Oil & Gas Corp.	25,573	611	Financial Services - 12.7%
Capital Power Corp.	13,996	266	1st Source Corp.	2,904	151
Chevron Corp.	2,360	295	Abu Dhabi Commercial Bank PJSC(Þ)	196,667	376
Cloud Peak Energy, Inc. (Æ)	119,847	382	Activia Properties, Inc. (ö)	152	674
Core Laboratories NV	3,912	479	ADO Properties SA(Þ)	12,165	669
Cosan SA Industria e Comercio	38,556	438	Aedas Homes SAU(Æ)(Þ)	12,673	452
Denison Mines Corp. (Æ)	510,423	235	Aedifica(ö)	1,652	149
Eclipse Resources Corp. (Æ)	95,267	127	Affiliated Managers Group, Inc.	924	152
EOG Resources, Inc.	10,259	1,212	Aflac, Inc.	15,580	710
Exxon Mobil Corp.	15,885	1,235	Agree Realty Corp. (ö)	2,992	146
Fission Uranium Corp. (Æ)	497,614	252	Agricultural Bank of China, Ltd. Class H	6,187,000	3,475
Flotek Industries, Inc. (Æ)	43,692	156	AIA Group, Ltd.	260,800	2,328
Galp Energia SGPS SA Class B	24,492	470	Aldar Properties PJSC	1,089,114	622
Gazprom PJSC	1,019,545	2,355	Alleghany Corp.	184	106
Green Plains, Inc.	10,785	201	Alliance Data Systems Corp.	5,231	1,062
Gulfport Energy Corp. (Æ)	160,219	1,490	Allied Properties HK, Ltd.	716,000	143
			Allied Properties Real Estate Investment
Hess Corp.	22,171	1,264		36,192	1,169
			Trust(ö)
Imperial Oil, Ltd.	5,966	186	Allstate Corp. (The)	1,451	142
Itochu Enex Co. , Ltd.	18,600	183	Ally Financial, Inc.	6,870	179
Joban Kosan Co. , Ltd.	4,400	77	alstria office AG(ö)	35,163	528
Kinder Morgan, Inc.	164,820	2,607	American Express Co.	13,594	1,342
Lukoil PJSC - ADR	43,816	2,913	American Financial Group, Inc.	1,065	121
Marathon Petroleum Corp.	6,284	471	American International Group, Inc.	34,226	1,917
Matrix Service Co. (Æ)	40,332	621	American National Insurance Co.	886	107
McDermott International, Inc. (Æ)	119,421	788	American Tower Corp. (ö)	36,821	5,022

See accompanying notes which are an integral part of the financial statements.

792 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Ameris Bancorp	26,003	1,344	China Construction Bank Corp. Class H	2,899,000	3,040
Aozora Bank, Ltd.	3,300	133	China Everbright, Ltd.	306,000	673
Apartment Investment & Management	21,232	862	China Resources Land, Ltd.	62,000	233
Co. Class A(ö)			Chubb, Ltd.	5,792	786
Arch Capital Group, Ltd. (Æ)	1,561	125	CIFI Holdings Group Co. , Ltd.	2,066,000	1,625
Arlington Asset Investment Corp. Class	13,331	153	Cincinnati Financial Corp.	1,291	91
A
Arrow Financial Corp.	1,800	64	CIT Group, Inc.	12,001	635
Arthur J Gallagher & Co.	855	60	Citigroup, Inc.	76,424	5,218
Asian Pay Television Trust	462,400	171	Citizens & Northern Corp.	7,828	189
Associated Capital Group, Inc. Class A	1,733	63	CK Asset Holdings, Ltd.	211,500	1,823
Assura PLC(ö)	765,772	628	Close Brothers Group PLC	6,452	136
Assured Guaranty, Ltd.	33,822	1,227	CME Group, Inc. Class A	12,712	2,004
Athene Holding, Ltd. Class A(Æ)	8,614	422	CNO Financial Group, Inc.	36,987	793
Aviva PLC	4,350	32	Cohen & Steers, Inc.	2,889	116
Banca Farmafactoring SpA(Þ)	41,176	257	Commerce Bancshares, Inc.	990	63
Banca Popolare di Sondrio SCARL	50,299	238	Corporate Office Properties Trust(ö)	13,442	370
Banco Latinoamericano de Comercio			Cousins Properties, Inc. (ö)	87,371	777
	12,215	331
Exterior SA Class E			Credicorp, Ltd.	2,143	498
Banco Santander SA - ADR	128,335	835	Credit Suisse Group AG(Æ)	57,485	965
Bancolombia SA - ADR	7,279	347	Crown Castle International Corp. (ö)	5,600	565
Bank of America Corp.	56,537	1,692	CyrusOne, Inc. (ö)	6,767	363
Bank of China, Ltd. Class H	3,271,000	1,773	Dah Sing Banking Group, Ltd.	124,800	296
Bank of East Asia, Ltd. (The)	53,600	235	Daiwa House REIT Investment Corp. (ö)	273	655
Bank of Ireland Group PLC	10,600	95	DBS Group Holdings, Ltd.	24,800	573
Bank of New York Mellon Corp. (The)	9,586	523	Derwent London PLC(ö)	7,151	314
Bank of NT Butterfield & Son, Ltd. (The)	2,667	127	Deutsche Pfandbriefbank AG(Þ)	15,440	250
Bank Rakyat Indonesia Persero Tbk PT	2,669,200	615	Deutsche Wohnen SE	52,501	2,479
BankFinancial Corp.	17,167	291	Dexus Property Group(Æ)(ö)	214,286	1,527
Banner Corp.	16,365	939	Diamond Hill Investment Group, Inc.	1,411	276
BB&T Corp.	11,041	583	Digital Realty Trust, Inc. (ö)	14,163	1,497
Berkshire Hathaway, Inc. Class B(Æ)	6,365	1,233	Dime Community Bancshares, Inc.	10,682	211
BGEO Group PLC(Þ)	4,728	225	Discover Financial Services	4,632	330
Big Yellow Group PLC(ö)	30,523	387	DNB ASA	34,723	647
BlackRock Health Sciences Trust	51,393	286	Douglas Emmett, Inc. (ö)	20,641	769
BlackRock, Inc. Class A	2,624	1,368	Dundee Corp. Class A(Æ)	82,535	136
Blackstone Group, LP (The)	60,103	1,860	EMC Insurance Group, Inc.	4,765	124
Boardwalk Real Estate Investment			Empire State Realty Trust, Inc. Class
	31,043	1,115		35,791	623
Trust(ö)			A(ö)
BOC Hong Kong Holdings, Ltd.	48,500	251	Entegra Financial Corp. (Æ)	7,078	206
BR Malls Participacoes SA	96,812	302	Entra ASA(Þ)	28,784	396
Brewin Dolphin Holdings PLC	94,820	470	Equinix, Inc. (Æ)(ö)	6,191	2,605
British Land Co. PLC (The)(ö)	58,441	539	Equity LifeStyle Properties, Inc. Class	11,346	1,012
Brookline Bancorp, Inc.	2,052	34	A(ö)
Brown & Brown, Inc.	4,254	116	Erste Group Bank AG	869	42
BSB Bancorp, Inc. (Æ)	4,656	150	ESSA Bancorp, Inc.	3,861	56
C&F Financial Corp.	4,031	233	Essent Group, Ltd. (Æ)	11,223	370
Capital One Financial Corp.	7,374	668	Essex Property Trust, Inc. (ö)	4,747	1,138
Capitol Federal Financial, Inc.	25,898	323	Etalon Group, Ltd. - GDR	166,686	474
CBRE Group, Inc. Class A(Æ)	27,265	1,235	Extra Space Storage, Inc. (ö)	20,296	1,818
Cedar Realty Trust, Inc. (ö)	116,716	454	FactSet Research Systems, Inc.	1,396	264
Central Pacific Financial Corp.	34,711	1,009	FFP Partners, LP	1,620	195
Century Bancorp, Inc. Class A(Þ)	4,236	339	FIBI Holdings, Ltd.	1,121	28
Charles Schwab Corp. (The)	34,814	1,938	Fifth Third Bancorp	988	33
Charter Hall Group - ADR(ö)	145,161	642	First American Financial Corp.	829	42
Chemung Financial Corp.	2,687	127	First BanCorp	2,201	84

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 793

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
First Business Financial Services, Inc.	5,116	133	Jack Henry & Associates, Inc.	999	119
First Financial Northwest, Inc.	10,511	178	Japan Exchange Group, Inc.	9,200	171
First Foundation, Inc. (Æ)	62,471	1,118	Japan Post Bank Co. , Ltd.	2,100	29
Flagstar Bancorp, Inc. (Æ)	10,320	357	Japan Post Holdings Co. , Ltd.	11,400	139
FleetCor Technologies, Inc. (Æ)	4,101	850	Japan Retail Fund Investment Corp. (ö)	336	630
Flushing Financial Corp.	6,316	164	JPMorgan Chase & Co.	15,414	1,677
FNF Group	1,137	42	Jupiter Fund Management PLC	29,361	183
Fonciere Des Regions(ö)	6,076	679	kabu. com Securities Co. , Ltd.	32,900	119
Franklin Resources, Inc.	20,009	673	Kasikornbank PCL	51,900	321
Fulton Financial Corp.	52,981	895	KB Financial Group, Inc.	64,618	3,685
Gecina SA(ö)	4,850	838	KBC Ancora	1,609	97
Gentera SAB de CV	287,328	230	Kearny Financial Corp. (Þ)	39,813	559
GEO Group, Inc. (The)(ö)	26,464	595	Kemper Corp.	13,607	918
Getty Realty Corp. (ö)	28,211	707	Kennedy-Wilson Holdings, Inc.	61,736	1,170
GGP, Inc. (Æ)(ö)	45,347	906	Kilroy Realty Corp. (ö)	21,441	1,537
GLP J-REIT(ö)	309	331	L E Lundbergforetagen AB Class B	2,184	148
Goldman Sachs Group, Inc. (The)	374	89	Ladder Capital Corp. Class A(ö)	48,961	681
Goodman Group(ö)	166,057	1,131	Land Securities Group PLC(ö)	44,648	605
GPT Group (The)(ö)	176,557	642	Leucadia National Corp.	7,405	178
Gramercy Property Trust(ö)	39,476	928	Life Storage, Inc. (Æ)(ö)	7,364	651
Graubuendner Kantonalbank	26	39	Link Real Estate Investment Trust(ö)	227,000	2,006
Guoco Group, Ltd.	18,000	239	Lloyds Banking Group PLC	2,523,250	2,242
Haci Omer Sabanci Holding AS	485,580	1,146	Loews Corp.	2,990	157
Hana Financial Group, Inc.	80,836	3,593	LondonMetric Property PLC(ö)	96,845	253
Hang Lung Properties, Ltd. - ADR	416,000	983	M&T Bank Corp.	1,180	215
Hang Seng Bank, Ltd.	10,800	273	Malvern Bancorp, Inc. (Æ)	2,992	76
Hannover Rueck SE	2,766	389	Marsh & McLennan Cos. , Inc.	2,423	197
Hanover Insurance Group, Inc. (The)	3,067	352	MasterCard, Inc. Class A	22,043	3,930
Hartford Financial Services Group, Inc.	2,198	118	Matsui Securities Co. , Ltd.	35,700	348
HDFC Bank, Ltd. - ADR	8,523	817	MBIA, Inc. (Æ)	225,599	1,922
Hingham Institution for Savings	1,038	212	MedEquities Realty Trust, Inc. (ö)	53,022	540
HomeStreet, Inc. (Æ)	36,319	926	Meridian Bancorp, Inc.	49,085	928
Hopewell Holdings, Ltd.	35,000	124	Merlin Properties Socimi SA(ö)	86,723	1,337
Horizon Bancorp	6,555	189	MGIC Investment Corp. (Æ)	54,347	545
Host Hotels & Resorts, Inc. (ö)	84,731	1,657	MidWestOne Financial Group, Inc.	5,738	185
HSBC Holdings PLC	92,850	925	Miramar Hotel & Investment	71,000	140
Hulic Co. , Ltd.	54,200	583	Mitsubishi UFJ Financial Group, Inc.	87,100	584
ICICI Bank, Ltd. - ADR	81,458	693	Mitsui Fudosan Co. , Ltd.	91,500	2,347
ICICI Bank, Ltd.	52,998	224	Morgan Stanley	4,882	252
Iguatemi Empresa de Shopping Centers	30,070	306	Morningstar, Inc.	4,717	512
SA			Moscow Exchange MICEX-RTS PJSC	223,010	427
Immofinanz AG	334,997	879	Muenchener Rueckversicherungs-
IndusInd Bank, Ltd.	14,603	413	Gesellschaft AG in Muenchen	1,601	367
Inmobiliaria Colonial Socimi SA(ö)	49,307	573	Nasdaq, Inc.	6,589	582
Interactive Brokers Group, Inc. Class A	37,664	2,795	National Bank Holdings Corp. Class A	35,221	1,239
Intercontinental Exchange, Inc.	1,306	95	Nelnet, Inc. Class A	3,231	171
International Bancshares Corp.	8,445	336	New York Community Bancorp, Inc.	26,916	320
International. FCStone, Inc. (Æ)	2,977	133	NewStar Financial, Inc. (Å)(Æ)(Š)	19,324	10
Intesa Sanpaolo SpA	81,565	310	NEX Group PLC	7,866	107
Investment Technology Group, Inc.	2,771	56	Nomura Real Estate Holdings, Inc.	18,300	455
Investors Bancorp, Inc.	41,102	550	Nordea Bank AB	16,794	170
Invincible Investment Corp. (ö)	790	353	Northfield Bancorp, Inc.	49,411	783
Invitation Homes, Inc. (ö)	63,573	1,471	Northwest Bancshares, Inc.	13,876	230
IRB-Brasil Resseguros SA	57,944	782	OceanFirst Financial Corp.	8,787	237
Itau Unibanco Holding SA - ADR	60,800	883	Old Republic International Corp.	2,271	46

See accompanying notes which are an integral part of the financial statements.

794 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Oppenheimer Holdings, Inc. Class A	13,277	356	SunTrust Banks, Inc.	5,220	349
Oritani Financial Corp.	24,708	378	Svenska Handelsbanken AB Class A	24,569	274
ORIX Corp.	31,000	545	Sydbank A/S	7,856	291
Orix JREIT, Inc. (ö)	200	306	T Rowe Price Group, Inc.	3,569	406
Oversea-Chinese Banking Corp. , Ltd.	15,800	163	TD Ameritrade Holding Corp.	24,304	1,412
Park National Corp.	541	58	Territorial Bancorp, Inc.	3,497	106
PAX Global Technology, Ltd.	1,301,000	591	TFS Financial Corp.	6,210	93
PayPal Holdings, Inc. (Æ)	34,285	2,558	Thurgauer Kantonalbank	603	63
PCSB Financial Corp. (Þ)	9,409	191	Times Property Holdings, Ltd.	106,000	153
Penns Woods Bancorp, Inc.	2,982	130	Tokyo Tatemono Co. , Ltd.	77,700	1,184
PennyMac Financial Services, Inc. Class	16,945	349	Torchmark Corp.	4,940	428
A(Æ)			Toronto Dominion Bank	11,907	669
People's United Financial, Inc.	16,021	293	Travelers Cos. , Inc. (The)	1,649	217
Phoenix Holdings, Ltd. (The)(Æ)	20,127	103	Tullett Prebon PLC	32,803	212
PICC Property & Casualty Co. , Ltd.	1,322,000	2,368	Turkiye Is Bankasi Class C	400,013	603
Class H
Ping An Insurance Group Co. of China,			UBS Group AG(Æ)	38,417	645
	182,000	1,777
Ltd. Class H			UDR, Inc. (ö)	37,502	1,356
PNC Financial Services Group, Inc.	3,396	494	Umpqua Holdings Corp.	5,276	124
(The)			UNITE Group PLC (The)(ö)	50,172	575
Popular, Inc.	45,088	2,087	United Community Banks, Inc.	19,052	608
Prologis, Inc. (ö)	26,397	1,713	United Financial Bancorp, Inc. (Þ)	70,708	1,169
Provident Financial Holdings, Inc.	3,379	62	United Overseas Bank, Ltd.	28,000	632
Provident Financial Services, Inc.	8,330	218	Uranium Participation Corp. (Å)(Æ)	318,581	963
Prudential PLC	12,745	327	US Bancorp	13,834	698
Rathbone Brothers PLC	6,793	220	VEREIT, Inc. (ö)	87,905	598
Real Estate Credit Investments, Ltd.	63,999	142	VICI Properties, Inc. (ö)	18,821	342
Realty Income Corp. (ö)	32,215	1,627	Visa, Inc. Class A	26,145	3,317
Regency Centers Corp. (ö)	7,034	414	Voya Financial, Inc.	5,559	291
Regions Financial Corp.	1,778	33	VPC Specialty Lending Investments PLC	52,438	56
RenaissanceRe Holdings, Ltd.	886	121	Washington Federal, Inc.	3,291	104
Royal Bank of Scotland Group PLC(Æ)	360,050	1,337	Waterstone Financial, Inc.	4,646	80
RSA Insurance Group PLC	7,386	67	Webster Financial Corp.	5,682	342
Sandy Spring Bancorp, Inc.	2,787	110	Weingarten Realty Investors(ö)	41,555	1,142
Sanlam, Ltd.	63,012	398	Wells Fargo & Co.	18,617	967
Sberbank of Russia PJSC - ADR	43,030	636	Western Union Co. (The)	15,804	312
Sberbank of Russia PJSC Class T	211,621	760	White Mountains Insurance Group, Ltd.	385	333
Schroders PLC	10,107	458	Workspace Group PLC(ö)	11,606	177
Segro PLC(ö)	131,453	1,167	WR Berkley Corp.	1,910	142
SEI Investments Co.	5,524	349
Seritage Growth Properties(ö)	7,334	261			219,492
Shinhan Financial Group Co. , Ltd.	5,050	224
SI Financial Group, Inc.	6,395	91	Health Care - 2.2%
Siam Commercial Bank PCL (The)	71,100	294	Abbott Laboratories	31,717	1,844
Simmons First National Corp. Class A	4,644	140	Accuray, Inc. (Æ)	153,019	765
Simon Property Group, Inc. (ö)	8,052	1,259	Aetna, Inc.	3,964	710
SpareBank 1 SR-Bank ASA(Þ)	30,139	298	Alfresa Holdings Corp.	1,500	33
Sprott, Inc.	408,512	1,082	Align Technology, Inc. (Æ)	4,054	1,013
Standard Bank Group, Ltd.	81,117	1,387	Allergan PLC	2,595	399
Standard Chartered PLC	34,356	362	Amgen, Inc.	2,819	492
State Bank Financial Corp.	36,114	1,138	Anthem, Inc. (Æ)	2,915	688
State Street Corp.	1,777	177	Astellas Pharma, Inc.	7,000	103
Sun Communities, Inc. (ö)	15,926	1,495	AstraZeneca PLC - ADR	10,412	370
Sun Hung Kai & Co. , Ltd.	251,000	155	Baxter International, Inc.	9,590	667
Sun Hung Kai Properties, Ltd.	127,000	2,039	Bayer AG	14,747	1,765
Sunstone Hotel Investors, Inc. (ö)	46,580	727	BeiGene, Ltd. - ADR(Æ)	5,840	990
			Biofermin Pharmaceutical Co. , Ltd.	2,800	73

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 795

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Bristol-Myers Squibb Co.	42,800	2,231	Anhui Conch Cement Co. , Ltd. Class H	368,500	2,295
China Resources Pharmaceutical Group,	900,000	1,243	ArcelorMittal SA	3,947	134
Ltd. (Þ)			Arkema SA	287	38
Chr Hansen Holding A/S	14,951	1,355	Atkore International Group, Inc. (Æ)	29,173	518
Cigna Corp.	2,395	412	Babcock International Group PLC	33,424	338
Coloplast A/S Class B	9,899	839	Barrick Gold Corp.	89,868	1,211
DaVita HealthCare Partners, Inc. (Æ)	403	25	BASF SE	5,128	533
Edwards Lifesciences Corp. (Æ)	2,921	372	Bear Creek Mining Corp. (Å)(Æ)	129,963	205
Eli Lilly & Co.	4,198	340	BHP Billiton PLC - ADR	10,079	427
Exact Sciences Corp. (Æ)	7,171	359	Breedon Group PLC(Æ)	209,413	241
Fluidigm Corp. (Æ)	148,530	876	Brenntag AG	4,923	282
Fresenius Medical Care AG & Co.	525	53	Bunzl PLC	3,310	96
Fuso Pharmaceutical Industries, Ltd.	2,700	73	Cameco Corp. Class A	263,914	2,778
Genmab A/S(Æ)	8,857	1,791	Carpenter Technology Corp.	11,387	606
Gilead Sciences, Inc.	3,714	268	CCR SA	321,077	1,096
HCA Healthcare, Inc.	1,321	126	Centerra Gold, Inc. (Æ)	125,793	768
Henry Schein, Inc. (Æ)	2,126	162	China Aviation Oil Singapore Corp. , Ltd.	211,000	257
Hugel, Inc. (Æ)	444	209	DowDuPont, Inc.	32,564	2,059
Illumina, Inc. (Æ)	3,451	831	Dundee Precious Metals, Inc. (Æ)	219,742	558
Intuitive Surgical, Inc. (Æ)	2,822	1,244	Ecolab, Inc.	1,360	197
IQVIA Holdings, Inc. (Æ)	6,349	608	Ferroglobe PLC(Æ)	102,992	1,164
Johnson & Johnson	8,717	1,103	Gabriel Resources, Ltd. (Å)(Æ)	2,231,134	626
Laboratory Corp. of America	248	42	Gerdau SA - ADR	59,720	279
Holdings(Æ)
Lonza Group AG(Æ)	2,553	624	Getlink SE	48,373	682
McKesson Corp.	2,539	397	Glencore PLC(Æ)	295,998	1,425
Medtronic PLC	3,015	242	Gold Fields, Ltd. - ADR	88,917	339
Merck & Co. , Inc.	31,890	1,877	Goldcorp, Inc.	30,213	402
			Grupo Cementos de Chihuahua SAB de
MLP Saglik Hizmetleri AS(Æ)(Þ)	84,160	350		72,295	421
			CV(Þ)
Novartis AG	7,941	611	Haynes International, Inc.	18,651	780
Novo Nordisk A/S Class B	14,808	695	Imerys SA	3,944	359
Otsuka Holdings Co. , Ltd.	2,600	136	Impala Platinum Holdings, Ltd. (Æ)	379,641	679
PerkinElmer, Inc.	2,989	219	Inchcape PLC	2,805	28
Pfizer, Inc.	73,502	2,691	Investment AB Latour Class B	6,125	67
Protek PJSC(Å)	140,372	210	Ivanhoe Mines, Ltd. Class A(Æ)	121,734	251
Quest Diagnostics, Inc.	7,601	769	Jardine Cycle & Carriage, Ltd.	8,900	229
Regeneron Pharmaceuticals, Inc. (Æ)	1,799	546	KGHM Polska Miedz SA	52,045	1,378
Smith & Nephew PLC	6,208	119	Kinross Gold Corp. (Æ)	200,846	779
Steris PLC	791	75	Kumho Petrochemical Co. , Ltd.	19,101	1,918
Straumann Holding AG	641	435	LafargeHolcim, Ltd. (Æ)	931	52
Sysmex Corp.	3,100	274	Landec Corp. (Æ)(Þ)	30,134	401
Taisho Pharmaceutical Holdings Co. ,	800	77	Lanxess AG	4,674	346
Teva Ltd. Pharmaceutical Industries, Ltd.			Linde AG	1,398	311
- ADR	15,017	270	Luks Group Vietnam Holdings Co. , Ltd.		148
Trinity Biotech PLC - ADR(Æ)(Þ)	83,390	387	(Å)	468,000
UnitedHealth Group, Inc.	8,407	1,987	Lundin Gold, Inc. (Å)(Æ)	212,826	817
Varian Medical Systems, Inc. (Æ)	312	36	Methanex Corp.	6,576	396
ZERIA Pharmaceutical Co. , Ltd.	5,600	115	MHP SE - GDR(Å)	80,487	1,062
			New Gold, Inc. (Æ)	308,744	722
		37,616	Newcrest Mining, Ltd.	147,523	2,340

Materials and Processing - 3.1%			NexGen Energy, Ltd. (Æ)	535,346	1,067
Air Products & Chemicals, Inc.	976	158	Northern Dynasty Minerals, Ltd. (Æ)	206,393	186
Allegheny Technologies, Inc. (Æ)	58,902	1,565	Novagold Resources, Inc. (Æ)	116,086	555
Aluminum Corp. of China, Ltd. Class			Packaging Corp. of America	3,413	395
H(Æ)	2,024,000	1,145	PAO TMK - GDR(Þ)	18,512	93

See accompanying notes which are an integral part of the financial statements.

796 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Polyus PJSC - GDR	9,329	297	China Shipping Development Co. , Ltd.	332,000	164
POSCO	9,580	3,296	Class H
			China Southern Airlines Co. , Ltd. Class
Praxair, Inc.	3,763	574		496,000	536
			H
Royal Gold, Inc.	6,343	563	CK Infrastructure Holdings, Ltd.	75,000	592
Safestore Holdings PLC(ö)	58,892	443	COSCO Shipping Ports, Ltd.	568,000	499
Sandstorm Gold, Ltd. (Æ)	42,255	196	CoStar Group, Inc. (Æ)	1,606	589
Schweitzer-Mauduit International, Inc.	6,028	235	Covanta Holding Corp.	50,982	760
Seabridge Gold, Inc. (Æ)	61,099	640	CSX Corp.	21,598	1,283
Shin-Etsu Chemical Co. , Ltd.	6,100	607	Cummins, Inc.	1,304	208
Sinopec Shanghai Petrochemical Co. ,	436,000	288	Daifuku Co. , Ltd.	20,600	1,106
Ltd. Class H
Smart Sand, Inc. (Æ)	62,653	459	Danaher Corp.	6,497	652
Smiths Group PLC	1,440	32	Danone SA	6,636	535
Solvay SA	2,627	365	Deere & Co.	1,685	228
Summit Materials, Inc. Class A(Æ)	25,619	721	Diana Shipping, Inc. (Æ)	118,094	424
Symrise AG	4,964	401	DSV A/S	3,039	241
Tahoe Resources, Inc.	93,132	469	East Japan Railway Co.	21,200	2,034
Taisei Lamick Co. , Ltd.	2,900	84	Eaton Corp. PLC	21,838	1,639
Toray Industries, Inc.	3,000	28	Emerson Electric Co.	2,055	136
Turkiye Sise ve Cam Fabrikalari AS	405,023	448	Euronav NV	22,357	180
Turquoise Hill Resources, Ltd. (Æ)	318,569	946	FreightCar America, Inc. (Þ)	51,736	721
Vedanta, Ltd.	351,099	1,556	Generac Holdings, Inc. (Æ)	9,369	422
Voestalpine AG	656	35	General Dynamics Corp.	1,945	392
Vulcan Materials Co.	1,308	146	General Electric Co.	23,761	334
Wheaton Precious Metals Corp.	69,825	1,452	GKN PLC	5,945	38
Wolseley PLC - ADR	562	43	Great Lakes Dredge & Dock Corp. (Æ)(Þ)	186,199	857
Yara International ASA	8,178	343	Guangshen Railway Co. , Ltd. Class H	888,000	515
			Hakuhodo DY Holdings, Inc.	2,200	31
		52,869	Hankyu Hanshin Holdings, Inc.	800	32
			ICF International, Inc.	11,024	740
Producer Durables - 4.0%			IHS Markit, Ltd. (Æ)	50,422	2,477
3M Co.	3,659	711
Abertis Infraestructuras SA	21,343	471	Illinois Tool Works, Inc.	867	123
Accenture PLC Class A	4,652	703	Japan Airport Terminal Co. , Ltd.	5,900	242
Acciona SA	2,833	237	Japan Steel Works, Ltd. (The)	18,700	610
Aena SA(Þ)	2,414	498	Jardine Matheson Holdings, Ltd.	2,200	134
Air Arabia PJSC	432,718	144	Jiangsu Expressway Co. , Ltd. Class H(Þ)	820,000	1,122
Air China, Ltd. Class H	636,000	839	Kamigumi Co. , Ltd.	26,500	597
Airbus Group SE	6,483	759	KBR, Inc.	84,985	1,418
Aker ASA Class A	5,478	343	Keio Corp.	6,000	275
Allegion PLC	4,602	355	Keyence Corp.	3,200	1,953
Ametek, Inc.	4,591	320	KION Group AG	6,380	532
Andritz AG	6,542	352	Kobe Electric Railway Co. , Ltd. (Æ)	6,600	240
Ardmore Shipping Corp. (Æ)(Þ)	136,004	1,088	Komatsu, Ltd.	51,300	1,753
Ascopiave	39,303	161	Kone OYJ Class B	7,298	362
Atlantia SpA	63,656	2,105	Koninklijke Vopak NV	13,493	663
Atlas Copco AB Class A	17,521	682	Kurita Water Industries, Ltd.	5,600	182
BAE Systems PLC	3,422	29	Larsen & Toubro, Ltd. - GDR	10,905	229
Barloworld, Ltd. - ADR	64,820	876	Loomis AB Class B	6,018	220
BBA Aviation PLC	75,212	329	Magna International, Inc. Class A	7,804	461
Bidvest Group, Ltd. (The)	51,309	1,004	McGraw Hill Financial, Inc.	110	21
Bollore SA	8,521	42	Meggitt PLC	16,639	108
Canadian Pacific Railway, Ltd.	3,787	691	Mitsubishi Corp.	52,500	1,452
Celadon Group, Inc. (Æ)	63,053	177	Mitsui & Co. , Ltd.	91,200	1,647
Central Japan Railway Co.	3,600	723	MTR Corp. , Ltd.	79,000	444
China Merchants Port Holdings Co. , Ltd.	210,000	469	Nagawa Co. , Ltd.	1,300	56

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 797

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Nagoya Railroad Co. , Ltd.	1,000	26	Amdocs, Ltd.	6,329	426
Nifco, Inc.	1,000	35	Amphenol Corp. Class A	4,007	335
Norfolk Southern Corp.	6,856	984	ams AG	2,595	214
Northrop Grumman Corp.	4,339	1,397	Ansys, Inc. (Æ)	316	51
Organo Corp.	22,000	687	Apple, Inc.	21,604	3,570
Orion Group Holdings, Inc. (Æ)(Þ)	91,320	553	ASML Holding NV	4,575	865
Park24 Co. , Ltd.	1,600	45	Autodesk, Inc. (Æ)	14,449	1,819
Paychex, Inc.	754	46	Avnet, Inc.	6,885	270
PHH Corp. (Æ)	29,276	311	Baidu, Inc. - ADR(Æ)	8,472	2,126
Primax Electronics, Ltd.	257,000	523	Booking Holdings, Inc. (Æ)	961	2,093
Promotora y Operadora de	13,738	141	Broadcom, Inc.	3,110	713
Infraestructura SAB de CV(Æ)			CA, Inc.	844	29
Raytheon Co.	2,241	459	China Unicom Hong Kong, Ltd.	2,250,000	3,157
Rentokil Initial PLC	247,031	1,041	Cisco Systems, Inc.	22,840	1,012
Republic Services, Inc. Class A	4,215	273	CommVault Systems, Inc. (Æ)	4,895	342
Safran SA	3,696	433	Compeq Manufacturing Co. , Ltd.	452,000	450
Sanyo Electric Railway Co. , Ltd.	12,100	310	Corning, Inc.	41,751	1,128
Scorpio Tankers, Inc.	336,354	895	Diebold Nixdorf, Inc.	27,374	420
Shanghai International Airport Co. , Ltd.	38,900	306	Facebook, Inc. Class A(Æ)	40,136	6,904
Class A
Shin-Keisei Electric Railway Co. , Ltd.	600	12	Guidewire Software, Inc. (Æ)	3,911	331
			Han's Laser Technology Industry Group
SIIC Environment Holdings, Ltd.	569,800	187		54,397	402
			Co. , Ltd. Class A
Singapore Airlines, Ltd. (Æ)	16,300	133	Hewlett Packard Enterprise Co.	4,549	78
Sinotruk, Ltd.	441,000	515	Hua Hong Semiconductor, Ltd. (Þ)	476,000	1,073
Spirit Airlines, Inc. (Æ)	6,611	236	Infosys, Ltd. - ADR	51,995	919
StealthGas, Inc. (Å)(Æ)	115,311	485	Intel Corp.	62,749	3,239
Stobart Group, Ltd.	61,445	206	International Business Machines Corp.	3,994	579
Takara Printing Co. , Ltd.	7,700	142	KCOM Group PLC	37,945	52
Team, Inc. (Æ)	47,200	800	KEYW Holding Corp. (The)(Æ)	87,437	677
Textron, Inc.	8,305	516	Liberty Latin America, Ltd. Class A(Æ)	74,564	1,371
Transurban Group - ADR(Æ)	309,929	2,701	Manhattan Associates, Inc. (Æ)	51,934	2,236
Tsakos Energy Navigation, Ltd.	120,950	438	Microchip Technology, Inc.	4,615	386
Turk Hava Yollari AO(Æ)	300,556	1,231	Microsoft Corp.	15,101	1,412
Tutor Perini Corp. (Æ)	48,185	995	MobileOne, Ltd.	193,100	263
Union Pacific Corp.	2,606	348	Moneysupermarket. com Group PLC	16,671	69
United Technologies Corp.	3,268	393	MYOB Group, Ltd.	103,978	254
Vinci SA	9,975	996	Nanya Technology Corp.	397,000	1,231
Waste Management, Inc.	3,523	286	NeoPhotonics Corp. (Æ)	96,614	497
WESCO International, Inc. (Æ)	4,543	271	NetEase, Inc. - ADR	2,974	765
West Japan Railway Co.	4,900	347	Nexon Co. , Ltd. (Æ)	46,200	672
Wilh Wilhelmsen Holding ASA Class A	1,700	49	Nokia OYJ - ADR	432,602	2,601
WorleyParsons, Ltd.	19,482	237	NTT DOCOMO, Inc.	11,200	290
Xerox Corp.	10,522	331	NVC Lighting Holdings, Ltd.	2,401,000	243
Yangzijiang Shipbuilding Holdings, Ltd.	392,000	342	NVIDIA Corp.	2,683	603
YRC Worldwide, Inc. (Æ)	79,993	666	Ooma, Inc. (Æ)(Þ)	35,132	374
		68,645	Oracle Corp.	32,095	1,491
			QAD, Inc. Class A	13,495	606
Technology - 5.3%			QUALCOMM, Inc.	2,647	135
Acacia Communications, Inc. (Æ)	12,813	361	Quantenna Communications, Inc. (Æ)	14,100	179
Adobe Systems, Inc. (Æ)	13,579	3,009	Realtek Semiconductor Corp.	373,201	1,412
ADT, Inc.	15,481	138	Red Hat, Inc. (Æ)	4,529	738
Aerohive Networks, Inc. (Æ)	91,521	372	Ribbon Communications, Inc. (Æ)	40,486	236
Alibaba Group Holding, Ltd. - ADR(Æ)	22,875	4,083	Salesforce. com, Inc. (Æ)	12,407	1,501
Alphabet, Inc. Class A(Æ)	4,002	4,076	Samsung Electronics Co. , Ltd. (Š)	3,487	8,651
Alphabet, Inc. Class C(Æ)	2,305	2,345	SAP SE - ADR	5,652	626

See accompanying notes which are an integral part of the financial statements.

798 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
ServiceNow, Inc. (Æ)	8,472	1,408	CMS Energy Corp.	9,446	446
Shopify, Inc. Class A(Æ)	1,122	150	Consolidated Edison, Inc.	7,880	631
Silverlake Axis, Ltd.	550,500	228	Delek Energy Systems, Ltd.	199	82
Singapore Telecommunications, Ltd.	204,000	542	Deutsche Telekom AG	18,945	331
SK Hynix, Inc.	24,394	1,910	Dominion Energy, Inc.	41,595	2,769
Sony Corp.	7,700	379	DTE Energy Co.	4,998	527
Splunk, Inc. (Æ)	4,732	486	Duke Energy Corp.	7,904	634
SS&C Technologies Holdings, Inc.	2,673	133	E. ON SE	35,748	391
Taiwan Semiconductor Manufacturing	20,928	805	Edison International	6,507	426
Co. , Ltd. - ADR			El Paso Electric Co.	7,455	381
Taiwan Semiconductor Manufacturing	239,000	1,812	Electricite de France SA	177,166	2,478
Co. , Ltd.
Tencent Holdings, Ltd.	49,933	2,452	Emera, Inc.	9,418	293
Texas Instruments, Inc.	2,037	207	Enbridge Income Fund Holdings, Inc.	14,404	308
Trade Desk, Inc. (The) Class A(Æ)	2,586	132	Enbridge, Inc.	74,418	2,254
Tripod Technology Corp.	238,000	720	Encana Corp.	73,216	914
UBISOFT Entertainment(Æ)	6,122	583	Endesa SA - ADR	22,041	514
UT Group Co. , Ltd. (Æ)	26,200	723	Enel SpA	108,520	687
VASCO Data Security International, Inc.			Energias de Portugal SA	125,684	466
	28,379	440
(Æ)			Entergy Corp.	3,211	262
Veeco Instruments, Inc. (Æ)	15,802	244	Etablissements Maurel et Prom(Æ)	27,855	160
Web. com Group, Inc. (Æ)	16,351	304	Eversource Energy(Æ)	9,325	562
Weibo Corp. - ADR(Æ)	2,136	245	Exelon Corp.	9,032	358
Wix. com, Ltd. (Æ)	2,531	208	Extraction Oil & Gas, Inc. (Æ)	27,455	388
Workday, Inc. Class A(Æ)	3,815	476	Federal Grid PJSC	462,076,891	1,284
Yandex NV Class A(Æ)	7,859	262	Fortis, Inc.	12,028	404
		91,349	Fortum OYJ	16,133	371
			Freenet AG	10,085	320
Utilities - 4.6%			Gas Natural SDG SA	18,030	454
A2A SpA	78,736	158	Gibson Energy, Inc.	21,876	282
ACEA SpA	8,803	154	Gran Tierra Energy, Inc. (Æ)	89,782	296
Algonquin Power & Utilities Corp.	26,837	261	Great Plains Energy, Inc.	55,425	1,814
ALLETE, Inc.	15,321	1,171	Hawaiian Electric Industries, Inc.	16,205	562
Alliant Energy Corp.	20,071	862	Hera SpA	37,609	139
Ameren Corp.	6,051	355	HighPoint Resources Corp. (Æ)	191,385	1,322
American Electric Power Co. , Inc.	8,053	564	Hydro One, Ltd. (Þ)	75,875	1,205
American Water Works Co. , Inc.	1,963	170	Iberdrola SA	102,073	786
Aqua America, Inc.	7,259	255	Idacorp, Inc.	3,125	291
AT&T, Inc.	75,077	2,455	Inter Pipeline, Ltd.	14,885	268
Atco, Ltd. Class I	9,174	278	Iren SpA - ADR	49,731	151
Atmos Energy Corp.	2,591	225	Kansai Electric Power Co. , Inc. (The)	24,600	343
Avangrid, Inc.	7,360	388	KDDI Corp.	13,800	370
Avista Corp.	8,447	438	Keyera Corp.	5,540	149
BKW AG	4,332	282	KT Corp.	16,414	418
Black Hills Corp.	2,578	146	KT Corp. - ADR	101,645	1,365
Boralex, Inc. Class A	15,300	273	Kyushu Electric Power Co. , Inc.	17,600	218
Brookfield Renewable Energy Partners,	14,847	451	LG Uplus Corp.	20,970	240
LP			Lundin Petroleum AB	5,498	152
Canadian Utilities, Ltd. Class A	14,397	367	Manx Telecom PLC	47,767	128
CenterPoint Energy, Inc.	9,682	245	MDU Resources Group, Inc.	2,072	58
Centrais Eletricas Brasileiras SA(Æ)	458,601	2,497	MEG Energy Corp. Class A(Æ)	375,491	1,942
China Mobile, Ltd.	101,500	965	National Grid PLC	351,698	4,072
Chubu Electric Power Co. , Inc.	12,500	196	NextEra Energy, Inc.	19,155	3,140
Chugoku Electric Power Co. , Inc. (The)	31,500	394	Nippon Telegraph & Telephone Corp.	2,300	109
Cia de Saneamento Basico do Estado de	48,649	488	NiSource, Inc.	38,816	947
Sao Paulo(Æ)			Northland Power, Inc.	20,373	367

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 799

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$			or Shares		$
NorthWestern Corp.	7,039	387	6.544% (Ÿ)		131,593		1,916
Oersted A/S(Þ)	3,214	211					2,171
OGE Energy Corp.	13,673	449	Materials and Processing - 0.1%
ONE Gas, Inc.	1,174	82	Gerdau SA
Osaka Gas Co. , Ltd.	75,000	1,614	0.879% (Ÿ)		382,156		1,816
PCCW, Ltd.	424,000	262
Pembina Pipeline Corp.	12,785	407	Technology - 0.1%
Pennon Group PLC	16,213	154	Samsung Electronics Co. , Ltd. (Š)
PG&E Corp.	63,423	2,924	2.554% (Ÿ)		755		1,502
Pinnacle West Capital Corp.	4,614	371
PNM Resources, Inc.	7,114	282	Utilities - 0.0%
Portland General Electric Co.	14,983	636	Centrais Eletricas Brasileiras SA
Power Assets Holdings, Ltd.	176,500	1,310	0.000% (Æ)(Ÿ)		20,587		134
PPL Corp.	13,433	391
Public Service Enterprise Group, Inc.	6,111	319	Total Preferred Stocks
Red Electrica Corp. SA	19,986	416
Resolute Energy Corp. (Æ)	13,073	437	(cost $4,875)				5,663

RusHydro PJSC	107,028,638	1,263	Options Purchased - 0.7%
Scottish & Southern Energy PLC	72,154	1,369	(Number of Contracts)
Sempra Energy	5,252	587	Fannie Mae Bonds
Severn Trent PLC Class H	7,510	200	JPMorgan Chase May 2018 99.61
SmarTone Telecommunications Holdings,				USD	9,000	(ÿ)	32
	263,500	278	Call (1)
Ltd.			JPMorgan Chase Jun 2018 96.29
Snam Rete Gas SpA	93,996	451	Call (1)	USD	97,000	(ÿ)	455
Southern Co. (The)	51,900	2,395	S&P 500 Index
Spire, Inc.	1,141	82	Merrill Lynch Sep 2018 2,725.00	USD	526,198	(ÿ)	11,634
Superior Plus Corp.	26,597	258	Call (1,931)
			Goldman Sachs May 2018
Tohoku Electric Power Co. , Inc.	13,600	175		USD	575,288	(ÿ)	45
Tokyo Electric Power Co. Holdings, Inc.			2,875.00 Call (2,001)
(Æ)	39,400	187	Swaptions
TransCanada Corp.	45,242	1,918	(Counterparty, Fund Receives/Fund
			Pays, Notional, Termination Date)
Turkcell Iletisim Hizmetleri AS	192,056	661	(Citigroup, USD 2.750%/USD 3 Month
UGI Corp.	34,763	1,683	LIBOR, USD 4,420, 05/16/28)
United Utilities Group PLC	14,408	147	JPMorgan Chase May 2018 0.00		4,420	(ÿ)	1
Valener, Inc.	19,993	313	Call (1)
			(Citigroup, USD 2.810%/USD 3 Month
Vectren Corp.	1,252	88	LIBOR, USD 4,420, 05/16/28)
Veolia Environnement SA	9,738	231	JPMorgan Chase May 2018 0.00
Verbund AG Class A	6,513	202	Call (1)		4,420	(ÿ)	2
Verizon Communications, Inc.	13,329	658	(Citigroup, USD 2.840%/USD 3 Month
Vistra Energy Corp. (Æ)	13,949	319	LIBOR, USD 17,681, 05/29/28)
			JPMorgan Chase May 2018 0.00
WEC Energy Group, Inc. (Æ)	6,757	434	Call (1)		17,681	(ÿ)	25
Xcel Energy, Inc.	12,418	582	(Citigroup, USD 2.922%/USD 3 Month
		79,400	LIBOR, USD 11,898, 05/22/28)
			JPMorgan Chase May 2018 0.00		11,898	(ÿ)	34
			Call (1)
Total Common Stocks			(Goldman Sachs, USD 2.666%/USD 3
(cost $652,824)		685,387	Month LIBOR, USD 8,840, 05/22/28)
			JPMorgan Chase May 2018 0.00
Preferred Stocks - 0.3%			Call (1)		8,840	(ÿ)	1
Consumer Discretionary - 0.0%			(Goldman Sachs, USD 2.902%/USD 3
Volkswagen AG			Month LIBOR, USD 11,898, 06/01/28)
2.330% (Ÿ)	193	40	JPMorgan Chase May 2018 0.00		11,898	(ÿ)	39
			Call (1)
			(Morgan Stanley, USD 3.005%/USD 3
Financial Services - 0.1%			Month LIBOR, USD 17,848, 05/31/28)
Bank of America Corp.			JPMorgan Chase May 2018 0.00
7.250%	200	255	Call (1)		17,848	(ÿ)	128
Itau Unibanco Holding SA			(Goldman Sachs, USD 3 Month LIBOR/
			USD 3.082%, USD 11,898, 06/01/28)

See accompanying notes which are an integral part of the financial statements.

800 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
JPMorgan Chase May 2018 0.00	11,898	(ÿ)	28	1.760% due 07/05/18 (~)(§)	909	906
Put (1)				1.758% due 07/12/18 (~)(§)	6,135	6,114
(Morgan Stanley, USD 3 Month LIBOR/
USD 3.005%, USD 17,848, 05/31/28)				1.775% due 07/19/18 (~)(§)	168	167
JPMorgan Chase May 2018 0.00				1.801% due 07/26/18 (~)(§)	1,069	1,064
	17,848	(ÿ)	76
Put (1)				VEREIT, Inc.
Total Options Purchased				3.000% due 08/01/18	718	717
(cost $29,401)			12,500	Web. com Group, Inc.
				1.000% due 08/15/18	210	208
Warrants & Rights - 0.0%				Yandex NV
Warrants and Rights - 0.0%				1.125% due 12/15/18	248	245
Breedon Group PLC(Æ)				Total Short-Term Investments
2018 Rights	802		—	(cost $539,071)		539,071
				Total Investments 97.4%
Total Warrants & Rights				(identified cost $1,666,162)		1,682,724
(cost $—)			—
Short-Term Investments - 31.2%				Other Assets and Liabilities,
Akamai Technologies, Inc.				Net - 2.6%		44,484
1.326% due 02/15/19	225		230
Ares Capital Corp.				Net Assets - 100.0%		1,727,208
4.375% due 01/15/19	252		254
Atlantic Broadband Finance LLC 1st
Lien Term Loan
4.276% due 11/02/18 (Ê)	331		332
Brookdale Senior Living, Inc.
2.750% due 06/15/18	554		553
Canadian Solar, Inc.
4.250% due 02/15/19	325		319
Chart Industries, Inc.
2.000% due 08/01/18	80		81
Cowen, Inc.
3.000% due 03/15/19	385		384
Glencore Finance Europe SA
6.500% due 02/27/19	350		502
Golden Ocean Group, Ltd.
3.070% due 01/30/19	200		190
GSV Capital Corp.
5.250% due 09/15/18	215		217
Navistar International Corp.
4.500% due 10/15/18	454		457
4.750% due 04/15/19	115		118
NRG Yield, Inc.
3.500% due 02/01/19 (Þ)	211		210
Resource Capital Corp.
6.000% due 12/01/18	365		369
Sprint Communications, Inc.
9.000% due 11/15/18 (Þ)	80		82
U. S. Cash Management Fund(@)(+)	514,967,098	(8)	514,967
United States Treasury Bills
1.063% due 05/03/18	1,400		1,400
1.349% due 05/10/18 (ç)(~)(§)	2,810		2,809
1.461% due 05/17/18 (ç)(~)(§)	1,222		1,221
1.439% due 05/24/18 (ç)(~)(§)	1,912		1,910
1.466% due 06/07/18 (ç)(~)(§)	786		785
1.488% due 06/14/18 (ç)(~)(§)	1,209		1,207
1.603% due 06/21/18 (ç)(~)(§)	1,055		1,053

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 801

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)
			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.3%
Bear Creek Mining Corp.	05/19/17	CAD	129,963	1.79	233	205
Gabriel Resources, Ltd.	03/10/17	CAD	2,231,134	0.28	633	626
Luks Group Vietnam Holdings Co. , Ltd.	03/10/17	HKD	468,000	0.34	161	148
Lundin Gold, Inc.	03/10/17	CAD	212,826	4.15	884	817
MHP SE	03/10/17		80,487	10.33	831	1,062
Morgan Stanley Bank of America Merrill Lynch Trust	07/10/17		200,000	71.68	143	150
Morgan Stanley Bank of America Merrill Lynch Trust	11/01/17		818,000	83.02	679	674
Morgan Stanley Capital I Trust	07/26/17		200,000	89.66	179	162
Morgan Stanley Capital I Trust	08/21/17		338,000	87.36	295	289
NewStar Financial, Inc.	12/26/17		19,324	0.49	10	10
Protek PJSC	03/10/17	RUB	140,372	1.81	254	210
StealthGas, Inc.	12/11/17		115,311	4.20	484	485
UBS-Barclays Commercial Mortgage Trust	10/18/17		220,000	69.50	153	154
Uranium Participation Corp.	09/22/17	CAD	318,581	2.88	916	963
						5,955
For a description of restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

802 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
ABG Intermediate Holdings 2 LLC 2nd Lien Term Loan	USD 3 Month LIBOR	7.750
AgroFresh, Inc. Term Loan	USD 3 Month LIBOR	4.750
AI Mistral Luxembourg Subco S. a. r. l. Term Loan B	USD 1 Month LIBOR	3.000
AIMCO	USD 3 Month LIBOR	5.200
Albea Beauty Holdings SA Term Loan	USD 3 Month LIBOR	3.000
Albertson's LLC Term Loan B4	USD 1 Month LIBOR	2.750
Alliant Holdings Intermediate LLC Term Loan B	USD 1 Month LIBOR	3.250
Almonde, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
Almonde, Inc. Term Loan	USD 3 Month LIBOR	7.250
Alpha 3 B. V. Term Loan B1	USD 3 Month LIBOR	3.000
Alphabet Holding Company, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Altice Financing SA 1st Lien Term Loan	USD 3 Month LIBOR	2.750
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
Ancestry. com Operations, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Anheuser-Busch InBev Worldwide, Inc.	USD 3 Month LIBOR	0.740
AP Exhaust Acquisition LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
AP Gaming I LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
Aramark Services, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.000
Aristocrat International Pty, Ltd. 1st Lien Term Loan B	USD 3 Month LIBOR	2.000
Arterra Wines Canada, Inc. Term Loan B1	USD 3 Month LIBOR	2.750
Ascena Retail Group, Inc. Term Loan B	USD 1 Month LIBOR	4.500
Ascend Learning LLC Term Loan B	USD 1 Month LIBOR	3.000
AssuredPartners, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.250
Asurion LLC Term Loan B4	USD 1 Month LIBOR	2.750
Asurion LLC Term Loan B6	USD 1 Month LIBOR	2.750
Atlantic Broadband Finance LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.375
Avaya, Inc. Term Loan B	USD 1 Month LIBOR	4.750
Avolon LLC Term Loan B	USD 1 Month LIBOR	2.250
Axalta Coating Systems U. S. Holdings, Inc. Term Loan B	USD 3 Month LIBOR	1.750
Bank of America Corp.	USD 3 Month LIBOR	1.021
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Bank of Ireland	Year Rate	6.956
	U. S. Treasury Yield Curve Rate T Note Constant
Bank of Ireland Group PLC	Maturity 5 Year	2.500
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Bankia SA	Year Rate	5.819
Barclays Bank PLC	USD 3 Month LIBOR	1.550
	EUR Swap Annual (versus 6 Month EURIBOR) 5
BAWAG Group AG	Year Rate	4.415
BBB Industries LLC 1st Lien Term Loan	USD 1 Month LIBOR	4.500
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Month LIBOR	2.000
	GBP Swap Semiannual (versus 6 Month LIBOR) 5
BHP Billiton Finance, Ltd.	Year Rate	4.817
	GBP Swap Semiannual (versus 6 Month LIBOR) 5
BHP Billiton Finance, Ltd.	Year Rate	4.817

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 803

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Blount International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.250
BPCE SA	USD 3 Month LIBOR	1.220
Brand Energy & Infrastructure Services 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Brickman Group, Ltd. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
BWAY Holding Co. Term Loan B	USD 2 Month LIBOR	3.250
C. H. Guenther & Son, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Cable One, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	1.750
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Canyon Valor Cos. , Inc. 1st Lien Term Loan B	USD 2 Month LIBOR	3.250
Capital Automotive L. P. 1st Lien Term Loan	USD 1 Month LIBOR	2.500
CBS Radio Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.750
CH Hold Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charter Communications Operating LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
CIT Group, Inc.	USD 3 Month LIBOR	3.972
Commercial Barge Line Co. 1st Lien Term Loan	USD 1 Month LIBOR	8.750
Constellis Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	5.000
Constellis Holdings LLC 2nd Lien Term Loan	USD 3 Month LIBOR	9.000
Convergeone Holdings Corp. 1st Lien Term Loan	USD 1 Month LIBOR	3.750
Cortes NP Acquisition Corp. Term Loan B	USD 1 Month LIBOR	4.000
COTY, Inc. Term Loan B	USD 1 Month LIBOR	2.250
CPI Acquisition, Inc. Term Loan B	USD 3 Month LIBOR	4.500
	U. S. Treasury Yield Curve Rate T Note Constant
CRCC Yupeng, Ltd.	Maturity 5 Year	7.251
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Agricole SA	LIBOR) 5 Year Rate	4.898
Crosby US Acquisition Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Crown Finance, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
CSC Holdings, LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
CWGS Group LLC Term Loan	USD 3 Month LIBOR	2.750
Dell International LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.000
Delta 2 (Lux) Sarl Term Loan	USD 1 Month LIBOR	2.500
Deutsche Postbank Funding Trust I	EURIBOR ICE Swap Rate	0.025
Deutsche Postbank Funding Trust III	EURIBOR ICE Swap Rate	0.125
Diamond (BC) BV 1st Lien Term Loan	USD 2 Month LIBOR	3.000
Diamond US Holdings LLC 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Digicert Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.750
Digicert Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
	USD Swap Semiannual 30/360 (versus 3 Month
DNB Bank ASA	LIBOR) 5 Year Rate	5.080
DPABS Trust	USD 3 Month LIBOR	1.250
DuPage Medical Group, Ltd. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
Education Advisory Board 1st Lien Term Loan	USD 2 Month LIBOR	3.750

See accompanying notes which are an integral part of the financial statements.

804 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
	GBP Swap Semiannual (versus 6 Month LIBOR) 13
Electricite de France SA	Year Rate	3.958
Emerald US, Inc. Term Loan B1	USD 1 Week LIBOR	4.000
Enbridge, Inc.	USD 3 Month LIBOR	7.780
Enbridge, Inc.	USD 3 Month LIBOR	3.418
EnergySolutions LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.750
Enterprise Products Operating LLC	USD 3 Month LIBOR	2.570
Everi Payments, Inc. 1st Lien Term Loan	USD 2 Month LIBOR	3.500
EW Scripps Co. Term Loan B	USD 1 Month LIBOR	2.000
Exact Merger Sub LLC 1st Lien Term Loan	USD 3 Month LIBOR	4.250
Exact Merger Sub LLC 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.250
Fannie Mae REMICS	USD 1 Month LIBOR	5.950
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Fannie Mae REMICS	USD 1 Month LIBOR	5.900
Fannie Mae REMICS	USD 1 Month LIBOR	6.400
Fannie Mae REMICS	USD 1 Month LIBOR	6.220
Fannie Mae REMICS	USD 1 Month LIBOR	7.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.050
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Ferrovial Netherlands BV	Year Rate	2.127
First Data Corp. Term Loan	USD 1 Month LIBOR	2.250
Flying Fortress Holdings LLC 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
Focus Financial Partners LLC 1st Lien Term Loan B1	USD 3 Month LIBOR	2.750
Fort Dearborn Company 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Freddie Mac	USD 1 Month LIBOR	6.100
Freddie Mac	USD 1 Month LIBOR	6.200
Freddie Mac REMICS	USD 1 Month LIBOR	6.100
Freddie Mac REMICS	USD 1 Month LIBOR	6.050
Freddie Mac REMICS	USD 1 Month LIBOR	6.500
Freddie Mac REMICS	USD 1 Month LIBOR	6.950
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freddie Mac REMICS	USD 1 Month LIBOR	5.950
Freddie Mac REMICS	USD 1 Month LIBOR	6.700
Freddie Mac REMICS	USD 1 Month LIBOR	6.550
Freedom Mortgage Corp. Term Loan	USD 1 Week LIBOR	4.750
Garda World Security Corp. Term Loan B	USD 3 Month LIBOR	3.500
Getty Images, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.500
GHX Ultimate Parent Corp. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Ginnie Mae	USD 1 Month LIBOR	3.250
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.550
Ginnie Mae	USD 1 Month LIBOR	6.250

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 805

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Ginnie Mae	USD 1 Month LIBOR	6.800
Ginnie Mae	USD 1 Month LIBOR	6.490
Ginnie Mae	USD 1 Month LIBOR	6.433
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 1 Month LIBOR	6.050
Ginnie Mae	USD 1 Month LIBOR	6.150
Ginnie Mae	USD 1 Month LIBOR	6.000
Ginnie Mae	USD 1 Month LIBOR	6.100
Ginnie Mae	USD 1 Month LIBOR	6.150
Ginnie Mae REMICS	USD 1 Month LIBOR	6.100
Ginnie Mae REMICS	USD 1 Month LIBOR	6.500
Ginnie Mae REMICS	USD 1 Month LIBOR	6.700
Ginnie Mae REMICS	USD 1 Month LIBOR	6.600
Global Payments, Inc. Term Loan B	USD 1 Month LIBOR	1.750
Go Daddy Operating Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.110
Golub Capital Partners CLO, Ltd.	USD 3 Month LIBOR	6.500
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Governor and Company of the Bank of Ireland	Year Rate	6.956
Greeneden U. S. Holdings II LLC 1st Lien Term Loan B3	USD 3 Month LIBOR	3.500
Grifols Worldwide Operations USA Inc. 1st Lien Term Loan B	USD 1 Week LIBOR	2.250
Groupama SA	3 Month EURIBOR	5.770
Gruden Holdings, Inc. First Lien Term Loan	USD 3 Month LIBOR	5.500
Gulf Finance LLC Term Loan B	USD 3 Month LIBOR	5.250
GVC Holdings PLC Term Loan B2	USD 1 Month LIBOR	2.500
H B Fuller Co. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Help Systems LLC 1st Lien Term Loan	USD 3 Month LIBOR	3.750
HGIM Corp. Covenant-Lite Term Loan B	USD 12 Month LIBOR	0.000
Hilton Worldwide Finance LLC Term Loan B2	USD 1 Month LIBOR	1.750
HT1 Funding GmbH	12 Month EURIBOR	2.000
	U. S. Treasury Yield Curve Rate T Note Constant
Huaneng Hong Kong Capital, Ltd.	Maturity 5 Year	6.596
Hyland Software, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	7.000
Hyland Software, Inc. Term Loan	USD 1 Month LIBOR	3.250
INEOS US Finance LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Inovalon Holding, Inc. Term Loan B	USD 3 Month LIBOR	3.500
Intralinks, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.000
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	3.000
Iron Mountain, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	1.750
JPMorgan Chase & Co.	USD 3 Month LIBOR	1.230
Kraton Polymers LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Lamar Media Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	1.750

See accompanying notes which are an integral part of the financial statements.

806 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Las Vegas Sands LLC Term Loan B	USD 1 Month LIBOR	1.750
LCM Ltd Partnership	USD 3 Month LIBOR	5.950
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Limetree Bay Terminals LLC Term Loan B	USD 1 Month LIBOR	4.000
Lions Gate Entertainment Corp. Term Loan B	USD 3 Month LIBOR	2.250
Marketo, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.250
Match Group, Inc. 1st Lien Term Loan B1	USD 1 Month LIBOR	2.500
Mavis Tire Express Services Co. 1st Lien Term Loan	USD 1 Month LIBOR	3.250
Mavis Tire Express Services Co. Term Loan	USD 3 Month LIBOR	1.000
MCC Iowa LLC 1st Lien Term Loan M	USD 1 Week LIBOR	2.000
MGM Growth Properties Operating Partnership, LP Term Loan B	USD 1 Month LIBOR	2.000
MH Sub I, LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.750
MH Sub I, LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.500
Midwest Physician Administrative Services LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.750
Mitchell International, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	7.250
Mitsubishi UFJ Investor Services & Banking SA	3 Month EURIBOR	4.500
MORSCO, Inc. Term Loan B	USD 1 Month LIBOR	7.000
Navistar, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	3.500
NN, Inc. Incremental Term Loan	USD 1 Month LIBOR	3.250
Nordea Bank AB	USD 6 Month LIBOR	0.188
NPC International, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.500
Numericable Group SA Term Loan B12	USD 3 Month LIBOR	3.000
Optiv, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.250
Oryx Southern Delaware Holdings LLC Term Loan	USD 1 Month LIBOR	3.250
Pelican Products, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	3.250
Penn National Gaming, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Pizza Hut Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	1.750
Post Holdings, Inc. Incremental Term Loan	USD 1 Month LIBOR	2.000
Pre-Paid Legal Services, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.000
Prime Security Services Borrower LLC Term Loan B1	USD 1 Month LIBOR	2.750
Quest Software US Holdings, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Quintiles IMS, Inc. 1st Lien Term Loan B2	USD 3 Month LIBOR	2.000
Rackspace Hosting, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	3.000
Radiate Holdco LLC 1st Lien Term Loan B	USD 1 Month LIBOR	3.000
Radio One, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 1st Lien Term Loan B	USD 1 Month LIBOR	4.000
Red Ventures LLC 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
Research Now Group, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	5.500
Rexnord LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.250
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RHP Hotel Properties, LP Term Loan B	USD 3 Month LIBOR	2.250
Royal Bank of Scotland Group PLC	USD 3 Month LIBOR	2.500

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 807

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
	U. K. Government Bonds 5 Year Note Generic Bid
RSA Insurance Group PLC	Yield	3.852
Sandvine Corp. 1st Lien Term Loan B	USD 3 Month LIBOR	5.750
Scientific Games International, Inc. 1st Lien Term Loan B5	USD 1 Month LIBOR	2.750
SeaWorld Parks & Entertainment Term Loan B	USD 3 Month LIBOR	3.000
Sesac Holdco II LLC 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Sesac Holdco II LLC 2nd Lien Term Loan	USD 1 Month LIBOR	7.250
Shutterfly, Inc. Term Loan B2	USD 1 Month LIBOR	2.750
SIRVA Worldwide, Inc. Term Loan	USD 3 Month LIBOR	6.500
Solarwinds Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	3.000
Solera LLC Term Loan B	USD 1 Month LIBOR	2.750
Solvay Acetow GMBH Term Loan	USD 3 Month LIBOR	5.500
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Solvay Finance SA	Year Rate	3.000
Southcross Energy Partners LP 1st Lien Term Loan B	USD 3 Month LIBOR	4.250
Sprint Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
SS&C Technologies, Inc. 1st Lien Term Loan B2	USD 1 Month LIBOR	2.250
	USD Swap Semiannual 30/360 (versus 3 Month
Standard Chartered PLC	LIBOR) 5 Year Rate	5.723
Station Casinos LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Steak n Shake Operations, Inc. Term Loan	USD 1 Month LIBOR	3.750
Steele Creek CLO, Ltd.	USD 3 Month LIBOR	6.200
Tempo Acquisition LLC Term Loan B	USD 1 Month LIBOR	3.000
Tencent Holdings, Ltd.	USD 3 Month LIBOR	0.605
TerraForm AP Acquisition Holdings LLC Term Loan B	USD 3 Month LIBOR	4.250
TKC Holdings, Inc. 1st Lien Term Loan	USD 1 Month LIBOR	4.250
TKC Holdings, Inc. 2nd Lien Term Loan	USD 1 Month LIBOR	8.000
TMS International Corp. Term Loan B	USD 1 Month LIBOR	2.750
	EUR Swap Annual (versus 6 Month EURIBOR) 5
Total SA	Year Rate	1.861
Trader Corp. Term Loan B	USD 3 Month LIBOR	3.000
Trans Union LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
Transdigm Group, Inc. 1st Lien Term Loan F	USD 1 Month LIBOR	2.750
Travelport Finance Luxembourg SARL Term Loan B	USD 3 Month LIBOR	2.500
TruGreen, LP Term Loan	USD 1 Month LIBOR	4.000
Uber Technologies, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
	USD Swap Semiannual 30/360 (versus 3 Month
UBS Group AG	LIBOR) 5 Year Rate	5.464
Ultra Resources, Inc. Term Loan	USD 1 Month LIBOR	3.000
United Airlines, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
USI, Inc. Term Loan B	USD 3 Month LIBOR	3.000
Valeant Pharmaceuticals International, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Vantiv, LLC Term Loan B4	USD 1 Month LIBOR	2.000
Varisty Brands, Inc. Term Loan B	USD 1 Month LIBOR	3.500
Venture XXIX CLO, Ltd.	USD 3 Month LIBOR	6.250

See accompanying notes which are an integral part of the financial statements.

808 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Verdesian Life Sciences LLC Term Loan	USD 3 Month LIBOR	5.000
VICI Properties, Inc. Term Loan	USD 1 Month LIBOR	2.000
Viewpoint, Inc. 2nd Lien Term Loan	USD 3 Month LIBOR	8.250
Voya CLO, Ltd.	USD 3 Month LIBOR	8.350
W3 TopCo LLC 1st Lien Term Loan	USD 3 Month LIBOR	6.000
Weatherford International, Ltd. Term Loan	USD 1 Month LIBOR	2.300
Weight Watchers International, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	4.750
WMG Acquisition Corp. 1st Lien Term Loan E	USD 1 Month LIBOR	2.250
Yonkers Racing Corp. Term Loan B	USD 1 Month LIBOR	3.250
York Risk Services Group, Inc. Covenant-Lite Term Loan B	USD 1 Month LIBOR	3.750

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 809

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	142	EUR	15,704	05/18	406
Australia 10 Year Bond Futures	1,084	AUD	138,636	06/18	427
CAC40 Euro Index Futures	854	EUR	46,739	05/18	2,256
DAX Index Futures	127	EUR	40,040	06/18	654
Dow U. S. Real Estate Index Futures	1,961	USD	58,712	06/18	859
EURO STOXX 50 Index Futures	815	EUR	28,313	06/18	1,212
Euro-Bobl Futures	7	EUR	917	06/18	4
Euro-Bund Futures	4	EUR	635	06/18	8
FTSE 100 Index Futures	115	GBP	8,579	06/18	510
FTSE/MIB Index Futures	100	EUR	11,799	06/18	712
IBEX 35 Index Futures	136	EUR	13,564	05/18	409
MSCI Singapore Index Futures	353	SGD	14,521	05/18	195
OMXS30 Index Futures	637	SEK	99,691	05/18	331
S&P Utilities Select Sector Index Futures	3	USD	156	06/18	8
TOPIX Index Futures	517	JPY	9,200,015	06/18	3,980
United States 2 Year Treasury Note Futures	47	USD	9,966	06/18	(26)
United States 5 Year Treasury Note Futures	1,582	USD	179,569	06/18	82
United States 10 Year Treasury Note Futures	2,283	USD	273,104	06/18	(519)
United States Treasury Long Bond Futures	7	USD	1,007	06/18	(9)
United States Treasury Ultra Bond Futures	7	USD	1,100	06/18	10
Short Positions
Euro-Bund Futures	504	EUR	80,005	06/18	(1,381)
Hang Seng Index Futures	16	HKD	24,532	05/18	(23)
Japan Government 10 Year Bond Futures	56	JPY	8,435,839	06/18	29
Long Gilt Futures	206	GBP	25,186	06/18	(398)
MSCI EAFE Mini Index Futures	97	USD	9,829	06/18	(25)
MSCI Emerging Markets Mini Index Futures	294	USD	16,937	06/18	991
NASDAQ 100 E-Mini Index Futures	152	USD	20,104	06/18	1,555
Russell 1000 E-Mini Index Futures	370	USD	27,162	06/18	523
Russell 2000 E-Mini Index Futures	901	USD	69,548	06/18	2,119
S&P 400 E-Mini Index Futures	195	USD	36,506	06/18	673
S&P 500 E-Mini Index Futures	3,645	USD	482,415	06/18	8,453
S&P Financial Select Sector Index Futures	38	USD	3,208	06/18	183
S&P/TSX 60 Index Futures	45	CAD	8,279	06/18	(159)
SPI 200 Index Futures	71	AUD	10,590	06/18	25
United States 2 Year Treasury Note Futures	312	USD	66,159	06/18	170
United States 10 Year Treasury Note Futures	26	USD	3,110	06/18	13
United States 10 Year Ultra Treasury Note Futures	3	USD	384	06/18	(2)
United States Treasury Long Bond Futures	36	USD	5,178	06/18	(35)
United States Treasury Ultra Bond Futures	6	USD	943	06/18	(13)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					24,207

See accompanying notes which are an integral part of the financial statements.

810 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
Fannie Mae Bonds	JPMorgan Chase	Put	1	99.61	USD	9,000	05/07/18	(32)
Fannie Mae Bonds	JPMorgan Chase	Put	1	96.29	USD	97,000	06/06/18	(405)
S&P 500 Index	Goldman Sachs	Put	1,286	2,250.00	USD	289,350	09/28/18	(2,874)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Citigroup, USD 2.870%/USD 3 Month
LIBOR, USD 4,420, 05/16/28	JPMorgan Chase	Call	1	0.00		4,420	05/14/18	(5)
Citigroup, USD 2.930%/USD 3 Month
LIBOR, USD 8,840, 05/29/28	JPMorgan Chase	Call	1	0.00		8,840	05/24/18	(32)
Citigroup, USD 2.995%/USD 3 Month
LIBOR, USD 5,949, 05/22/28	JPMorgan Chase	Call	1	0.00		5,949	05/18/18	(35)
Goldman Sachs, USD 2.992%/USD
3 Month LIBOR, USD 5,949,
06/01/28	JPMorgan Chase	Call	1	0.00		5,949	05/30/18	(40)
Morgan Stanley, USD 3.020%/USD
3 Month LIBOR, USD 17,848,
07/31/28	JPMorgan Chase	Call	1	0.00		17,848	07/27/18	(211)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.992%, USD 5,949,
06/01/28	JPMorgan Chase	Put	1	0.00		5,949	05/30/18	(30)
Goldman Sachs, USD 3 Month LIBOR/
USD 3.066%, USD 8,840,
05/22/28	JPMorgan Chase	Put	1	0.00		8,840	05/18/18	(15)
Morgan Stanley, USD 3 Month LIBOR/
USD 3.020%, USD 17,848,
07/31/28	JPMorgan Chase	Put	1	0.00		17,848	07/27/18	(155)
Total Liability for Options Written (premiums received $5,469)								(3,834)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	17,158	AUD	22,085	05/23/18	(530)
Bank of America	USD	78	CAD	100	06/20/18	—
Bank of America	USD	2,069	CAD	2,664	06/20/18	8
Bank of America	USD	2,775	CHF	2,605	06/20/18	(136)
Bank of America	USD	166	EUR	134	05/18/18	(4)
Bank of America	USD	304	EUR	245	05/18/18	(7)
Bank of America	USD	691	EUR	556	05/18/18	(19)
Bank of America	USD	13,337	EUR	10,689	06/20/18	(382)
Bank of America	USD	3,366	GBP	2,415	06/20/18	(33)
Bank of America	USD	524	HKD	4,100	06/20/18	(1)
Bank of America	USD	653	HKD	5,102	06/20/18	(2)
Bank of America	USD	1,275	JPY	135,000	06/20/18	(36)
Bank of America	USD	20,130	JPY	2,121,790	06/20/18	(656)
Bank of America	USD	1,404	MXN	26,638	06/20/18	9
Bank of America	USD	115	SEK	943	06/20/18	(7)
Bank of America	USD	346	SGD	455	06/20/18	(3)
Bank of America	USD	543	SGD	710	06/20/18	(7)
Bank of America	AUD	25,666	USD	19,940	05/23/18	616
Bank of America	AUD	560	USD	430	06/20/18	9
Bank of America	AUD	3,612	USD	2,820	06/20/18	100
Bank of America	EUR	973	USD	1,198	05/18/18	22

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 811

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	EUR	1,078	USD	1,327	05/18/18	24
Bank of America	EUR	4,320	USD	5,345	06/20/18	109
Bank of America	GBP	100	USD	141	06/20/18	3
Bank of America	SEK	2,700	USD	325	06/20/18	16
Bank of Montreal	USD	2,135	AUD	2,831	05/08/18	(4)
Bank of Montreal	USD	2,817	CAD	3,625	05/08/18	7
Bank of Montreal	USD	2,067	CAD	2,664	06/20/18	11
Bank of Montreal	USD	2,243	CHF	2,223	05/08/18	—
Bank of Montreal	USD	2,772	CHF	2,605	06/20/18	(133)
Bank of Montreal	USD	10,719	EUR	8,873	05/08/18	—
Bank of Montreal	USD	4,658	EUR	3,760	05/23/18	(111)
Bank of Montreal	USD	10,015	EUR	8,084	05/23/18	(239)
Bank of Montreal	USD	13,301	EUR	10,689	06/20/18	(345)
Bank of Montreal	USD	5,371	GBP	3,911	05/08/18	15
Bank of Montreal	USD	3,363	GBP	2,415	06/20/18	(30)
Bank of Montreal	USD	3,483	HKD	27,332	05/08/18	—
Bank of Montreal	USD	653	HKD	5,102	06/20/18	(2)
Bank of Montreal	USD	7,791	JPY	851,705	05/08/18	3
Bank of Montreal	USD	20,116	JPY	2,121,790	06/20/18	(643)
Bank of Montreal	USD	1,404	MXN	26,638	06/20/18	10
Bank of Montreal	USD	115	SEK	943	06/20/18	(7)
Bank of Montreal	USD	346	SGD	455	06/20/18	(3)
Bank of Montreal	AUD	2,897	USD	2,225	05/08/18	44
Bank of Montreal	AUD	2,831	USD	2,135	06/07/18	4
Bank of Montreal	AUD	3,612	USD	2,817	06/20/18	97
Bank of Montreal	CAD	3,669	USD	2,843	05/08/18	(16)
Bank of Montreal	CAD	3,625	USD	2,818	06/07/18	(7)
Bank of Montreal	CHF	2,233	USD	2,341	05/08/18	87
Bank of Montreal	CHF	4,458	USD	4,634	05/23/18	128
Bank of Montreal	CHF	8,247	USD	8,573	05/23/18	237
Bank of Montreal	CHF	2,223	USD	2,249	06/07/18	(1)
Bank of Montreal	EUR	9,000	USD	11,112	05/08/18	240
Bank of Montreal	EUR	8,873	USD	10,742	06/07/18	(1)
Bank of Montreal	GBP	3,960	USD	5,580	05/08/18	127
Bank of Montreal	GBP	3,911	USD	5,378	06/07/18	(15)
Bank of Montreal	HKD	27,872	USD	3,556	05/08/18	4
Bank of Montreal	HKD	27,332	USD	3,486	06/07/18	—
Bank of Montreal	JPY	878,450	USD	8,271	05/08/18	232
Bank of Montreal	JPY	851,705	USD	7,806	06/07/18	(3)
Barclays	USD	127	EUR	103	05/18/18	(3)
BNP Paribas	USD	127	EUR	103	05/18/18	(2)
BNP Paribas	EUR	787	USD	972	05/18/18	21
Brown Brothers Harriman	USD	20,047	GBP	13,993	05/23/18	(765)
Brown Brothers Harriman	AUD	2,897	USD	2,225	05/08/18	44
Brown Brothers Harriman	CAD	3,669	USD	2,843	05/08/18	(16)
Brown Brothers Harriman	CHF	2,233	USD	2,341	05/08/18	86
Brown Brothers Harriman	EUR	9,000	USD	11,106	05/08/18	234
Brown Brothers Harriman	GBP	3,960	USD	5,577	05/08/18	124
Brown Brothers Harriman	HKD	27,872	USD	3,555	05/08/18	3
Brown Brothers Harriman	ILS	17,495	USD	4,965	05/23/18	98
Brown Brothers Harriman	ILS	32,549	USD	9,256	05/23/18	201
Brown Brothers Harriman	JPY	878,450	USD	8,267	05/08/18	228

See accompanying notes which are an integral part of the financial statements.

812 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	USD	2,135	AUD	2,831	05/08/18	(4)
Citibank	USD	2,817	CAD	3,625	05/08/18	7
Citibank	USD	2,067	CAD	2,664	06/20/18	10
Citibank	USD	2,243	CHF	2,223	05/08/18	1
Citibank	USD	2,771	CHF	2,605	06/20/18	(132)
Citibank	USD	10,714	EUR	8,873	05/08/18	5
Citibank	USD	297	EUR	237	05/18/18	(10)
Citibank	USD	481	EUR	394	05/18/18	(4)
Citibank	USD	13,297	EUR	10,689	06/20/18	(342)
Citibank	USD	5,372	GBP	3,911	05/08/18	15
Citibank	USD	3,361	GBP	2,415	06/20/18	(28)
Citibank	USD	3,483	HKD	27,332	05/08/18	—
Citibank	USD	653	HKD	5,102	06/20/18	(2)
Citibank	USD	7,787	JPY	851,705	05/08/18	7
Citibank	USD	19,962	JPY	2,136,325	05/23/18	(395)
Citibank	USD	20,120	JPY	2,121,790	06/20/18	(648)
Citibank	USD	1,401	MXN	26,638	06/20/18	12
Citibank	USD	20	PEN	65	06/01/18	—
Citibank	USD	125	PHP	6,470	05/31/18	—
Citibank	USD	115	SEK	943	06/20/18	(7)
Citibank	USD	346	SGD	455	06/20/18	(2)
Citibank	AUD	2,831	USD	2,136	06/07/18	4
Citibank	AUD	3,612	USD	2,815	06/20/18	96
Citibank	BRL	125	USD	38	05/03/18	3
Citibank	CAD	3,625	USD	2,819	06/07/18	(7)
Citibank	CHF	2,223	USD	2,248	06/07/18	(1)
Citibank	EUR	101	USD	124	05/18/18	2
Citibank	EUR	829	USD	1,024	05/18/18	22
Citibank	EUR	829	USD	1,024	05/18/18	22
Citibank	EUR	829	USD	1,024	05/18/18	22
Citibank	EUR	1,099	USD	1,353	05/18/18	25
Citibank	EUR	8,873	USD	10,737	06/07/18	(5)
Citibank	GBP	3,911	USD	5,379	06/07/18	(15)
Citibank	GBP	2,969	USD	4,267	07/20/18	163
Citibank	HKD	27,332	USD	3,485	06/07/18	—
Citibank	ILS	34,990	USD	9,964	05/23/18	230
Citibank	JPY	851,705	USD	7,802	06/07/18	(7)
Citibank	NOK	72,249	USD	9,307	05/23/18	295
Commonwealth Bank of Australia	EUR	10,000	USD	12,443	06/20/18	323
Deutsche Bank	BRL	125	USD	38	05/03/18	3
Goldman Sachs	USD	264	EUR	215	05/18/18	(4)
Goldman Sachs	USD	1,868	TRY	8,082	11/13/18	6
HSBC	USD	14	BRL	48	05/03/18	—
HSBC	USD	36	BRL	125	05/03/18	—
HSBC	USD	36	BRL	125	05/03/18	—
HSBC	USD	36	BRL	125	05/03/18	—
HSBC	USD	36	BRL	125	05/03/18	—
HSBC	USD	36	BRL	125	05/03/18	—
HSBC	USD	38	BRL	130	05/03/18	(1)
HSBC	USD	42	BRL	143	05/03/18	(1)
HSBC	USD	90	BRL	306	05/03/18	(3)
HSBC	USD	210	CZK	4,259	06/08/18	(8)

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 813

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	USD	745	HKD	5,807	07/09/18	(4)
HSBC	USD	72	MXN	1,386	06/08/18	1
HSBC	USD	124	PHP	6,470	10/31/18	—
HSBC	USD	57	PLN	194	05/07/18	(2)
HSBC	USD	196	PLN	675	05/07/18	(3)
HSBC	USD	1,264	PLN	4,368	05/07/18	(19)
HSBC	USD	827	PLN	2,777	08/23/18	(34)
HSBC	USD	1,016	PLN	3,414	08/23/18	(41)
HSBC	USD	1,016	PLN	3,414	08/23/18	(41)
HSBC	USD	44	RON	165	07/31/18	(1)
HSBC	USD	1,088	RON	4,119	07/31/18	(21)
HSBC	USD	939	RUB	53,749	05/31/18	(90)
HSBC	USD	846	RUB	53,749	10/03/18	(7)
HSBC	USD	557	SGD	739	05/04/18	—
HSBC	USD	567	SGD	739	08/23/18	(7)
HSBC	USD	81	TRY	325	05/03/18	(1)
HSBC	USD	1,064	TRY	4,383	05/03/18	15
HSBC	USD	314	TRY	1,360	11/13/18	1
HSBC	ARS	8,214	USD	384	06/29/18	2
HSBC	BRL	48	USD	14	05/03/18	—
HSBC	BRL	125	USD	38	05/03/18	3
HSBC	BRL	130	USD	37	05/03/18	—
HSBC	BRL	143	USD	41	05/03/18	—
HSBC	BRL	306	USD	88	05/03/18	1
HSBC	BRL	48	USD	14	07/03/18	—
HSBC	BRL	131	USD	38	07/03/18	1
HSBC	BRL	144	USD	42	07/03/18	1
HSBC	BRL	307	USD	90	07/03/18	3
HSBC	CLP	37,149	USD	61	08/21/18	—
HSBC	COP	2,054,935	USD	715	06/01/18	(17)
HSBC	CZK	2,717	USD	132	06/08/18	4
HSBC	EUR	313	USD	389	07/19/18	9
HSBC	HUF	44,074	USD	177	08/21/18	6
HSBC	IDR	1,522,294	USD	109	08/27/18	1
HSBC	IDR	1,598,615	USD	115	08/27/18	2
HSBC	IDR	1,598,615	USD	115	08/27/18	2
HSBC	IDR	1,605,860	USD	115	08/27/18	1
HSBC	IDR	1,606,550	USD	115	08/27/18	1
HSBC	IDR	1,607,125	USD	115	08/27/18	1
HSBC	IDR	1,696,166	USD	122	08/27/18	2
HSBC	IDR	1,710,315	USD	123	08/27/18	2
HSBC	IDR	1,913,879	USD	138	08/27/18	2
HSBC	ILS	2,593	USD	753	08/21/18	28
HSBC	MXN	1,148	USD	61	06/08/18	—
HSBC	PHP	6,470	USD	125	05/31/18	—
HSBC	PLN	2,777	USD	825	05/07/18	34
HSBC	PLN	3,414	USD	1,014	05/07/18	41
HSBC	PLN	3,414	USD	1,014	05/07/18	41
HSBC	RON	314	USD	83	07/31/18	2
HSBC	RUB	53,749	USD	858	05/31/18	7
HSBC	SGD	739	USD	565	05/04/18	7
HSBC	THB	20,435	USD	651	07/09/18	2

See accompanying notes which are an integral part of the financial statements.

814 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	TRY	571	USD	143	05/03/18	2
HSBC	TRY	4,137	USD	1,062	05/03/18	43
HSBC	TRY	4,383	USD	1,002	11/13/18	(14)
HSBC	ZAR	7,671	USD	649	07/31/18	40
HSBC	ZAR	7,671	USD	649	07/31/18	41
JPMorgan Chase	USD	213	EUR	172	05/18/18	(5)
JPMorgan Chase	USD	259	EUR	208	05/18/18	(7)
JPMorgan Chase	EUR	101	USD	125	05/18/18	3
JPMorgan Chase	EUR	107	USD	133	05/18/18	3
JPMorgan Chase	GBP	150	USD	210	06/20/18	3
Morgan Stanley	USD	248	EUR	200	05/18/18	(6)
Nomura	BRL	125	USD	38	05/03/18	3
Royal Bank of Canada	USD	2,134	AUD	2,831	05/08/18	(3)
Royal Bank of Canada	USD	2,817	CAD	3,625	05/08/18	7
Royal Bank of Canada	USD	2,072	CAD	2,664	06/20/18	5
Royal Bank of Canada	USD	2,243	CHF	2,223	05/08/18	1
Royal Bank of Canada	USD	2,773	CHF	2,605	06/20/18	(133)
Royal Bank of Canada	USD	10,718	EUR	8,873	05/08/18	1
Royal Bank of Canada	USD	13,320	EUR	10,689	06/20/18	(364)
Royal Bank of Canada	USD	5,372	GBP	3,911	05/08/18	15
Royal Bank of Canada	USD	3,364	GBP	2,415	06/20/18	(31)
Royal Bank of Canada	USD	3,483	HKD	27,332	05/08/18	—
Royal Bank of Canada	USD	652	HKD	5,102	06/20/18	(2)
Royal Bank of Canada	USD	7,790	JPY	851,705	05/08/18	4
Royal Bank of Canada	USD	20,096	JPY	2,121,790	06/20/18	(622)
Royal Bank of Canada	USD	1,407	MXN	26,638	06/20/18	6
Royal Bank of Canada	USD	17,033	NZD	23,224	05/23/18	(693)
Royal Bank of Canada	USD	115	SEK	943	06/20/18	(7)
Royal Bank of Canada	USD	346	SGD	455	06/20/18	(3)
Royal Bank of Canada	AUD	2,897	USD	2,225	05/08/18	44
Royal Bank of Canada	AUD	2,831	USD	2,135	06/07/18	3
Royal Bank of Canada	AUD	3,612	USD	2,821	06/20/18	101
Royal Bank of Canada	CAD	3,669	USD	2,848	05/08/18	(10)
Royal Bank of Canada	CAD	3,625	USD	2,818	06/07/18	(7)
Royal Bank of Canada	CHF	2,233	USD	2,342	05/08/18	87
Royal Bank of Canada	CHF	2,223	USD	2,249	06/07/18	(1)
Royal Bank of Canada	DKK	103,586	USD	17,231	05/23/18	416
Royal Bank of Canada	EUR	9,000	USD	11,111	05/08/18	239
Royal Bank of Canada	EUR	8,873	USD	10,741	06/07/18	(1)
Royal Bank of Canada	GBP	3,960	USD	5,581	05/08/18	128
Royal Bank of Canada	GBP	3,911	USD	5,379	06/07/18	(15)
Royal Bank of Canada	HKD	27,872	USD	3,556	05/08/18	4
Royal Bank of Canada	HKD	27,332	USD	3,486	06/07/18	—
Royal Bank of Canada	JPY	878,450	USD	8,270	05/08/18	231
Royal Bank of Canada	JPY	851,705	USD	7,804	06/07/18	(5)
Royal Bank of Canada	SEK	144,625	USD	17,232	05/23/18	692
State Street	USD	203	AUD	264	05/08/18	(4)
State Street	USD	137	CAD	176	05/08/18	—
State Street	USD	9,303	CAD	11,677	05/23/18	(204)
State Street	USD	44	CHF	42	05/08/18	(2)
State Street	USD	628	EUR	509	05/08/18	(13)
State Street	USD	29	EUR	23	05/18/18	—

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 815

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	75	EUR	60	05/18/18	(3)
State Street	USD	165	EUR	134	05/18/18	(2)
State Street	USD	1,139	EUR	920	06/20/18	(24)
State Street	USD	273	GBP	194	05/08/18	(5)
State Street	USD	929	GBP	650	06/20/18	(32)
State Street	USD	276	HKD	2,161	05/08/18	—
State Street	USD	81	HKD	639	06/07/18	—
State Street	USD	2,244	INR	147,500	06/20/18	(45)
State Street	USD	1,008	JPY	106,981	05/08/18	(29)
State Street	USD	9,295	JPY	993,640	05/23/18	(194)
State Street	USD	2,104	JPY	225,330	06/20/18	(36)
State Street	USD	6,927	KRW	7,478,188	05/08/18	75
State Street	USD	1,093	MYR	4,280	06/20/18	(4)
State Street	USD	70	SEK	580	05/08/18	(3)
State Street	USD	4,631	SEK	40,227	05/08/18	(35)
State Street	USD	49	SGD	64	05/08/18	(1)
State Street	USD	4,091	SGD	5,423	05/08/18	(1)
State Street	USD	5,661	TWD	167,856	05/08/18	14
State Street	USD	253	TWD	7,481	06/07/18	—
State Street	AUD	289	USD	218	06/07/18	—
State Street	AUD	150	USD	117	06/20/18	4
State Street	BRL	4,760	USD	1,445	06/20/18	92
State Street	CAD	476	USD	371	06/07/18	—
State Street	CAD	10,770	USD	8,554	06/20/18	156
State Street	CAD	614	USD	490	07/20/18	11
State Street	CHF	94	USD	95	06/07/18	—
State Street	CNY	43,269	USD	6,783	06/20/18	(26)
State Street	EUR	46	USD	56	05/18/18	1
State Street	EUR	1,405	USD	1,701	06/07/18	—
State Street	GBP	919	USD	1,267	06/07/18	—
State Street	GBP	4,300	USD	6,028	06/20/18	95
State Street	HKD	44,790	USD	5,717	06/20/18	3
State Street	ILS	17,495	USD	4,997	05/23/18	130
State Street	JPY	144,758	USD	1,327	06/07/18	—
State Street	KRW	61,419	USD	58	05/08/18	—
State Street	KRW	7,416,769	USD	6,924	05/08/18	(20)
State Street	KRW	199,194	USD	186	06/07/18	(1)
State Street	KRW	7,478,188	USD	6,931	06/07/18	(77)
State Street	KRW	19,319,960	USD	18,090	06/20/18	(23)
State Street	RUB	759,680	USD	13,176	06/20/18	1,182
State Street	SEK	40,807	USD	4,895	05/08/18	233
State Street	SEK	2,188	USD	250	06/07/18	—
State Street	SEK	40,227	USD	4,641	06/07/18	35
State Street	SGD	5,487	USD	4,186	05/08/18	48
State Street	SGD	88	USD	66	06/07/18	—
State Street	SGD	5,423	USD	4,093	06/07/18	1
State Street	SGD	2,370	USD	1,810	06/20/18	21
State Street	TWD	4,200	USD	145	05/08/18	3
State Street	TWD	163,656	USD	5,642	05/08/18	109
State Street	TWD	167,856	USD	5,666	06/07/18	(20)
State Street	TWD	8,822	USD	304	06/20/18	5
UBS	USD	2,135	AUD	2,831	05/08/18	(4)

See accompanying notes which are an integral part of the financial statements.

816 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
UBS	USD	2,818	CAD	3,625	05/08/18	6
UBS	USD	2,244	CHF	2,223	05/08/18	—
UBS	USD	10,719	EUR	8,873	05/08/18	(1)
UBS	USD	5,372	GBP	3,911	05/08/18	14
UBS	USD	3,483	HKD	27,332	05/08/18	—
UBS	USD	7,791	JPY	851,705	05/08/18	3
UBS	USD	1,263	PLN	4,368	05/07/18	(18)
UBS	AUD	2,897	USD	2,225	05/08/18	44
UBS	AUD	2,831	USD	2,135	06/07/18	4
UBS	BRL	125	USD	38	05/03/18	3
UBS	CAD	3,669	USD	2,843	05/08/18	(15)
UBS	CAD	3,625	USD	2,820	06/07/18	(6)
UBS	CHF	2,233	USD	2,342	05/08/18	87
UBS	CHF	2,223	USD	2,249	06/07/18	—
UBS	EUR	9,000	USD	11,111	05/08/18	237
UBS	EUR	8,873	USD	10,743	06/07/18	1
UBS	GBP	3,960	USD	5,579	05/08/18	126
UBS	GBP	3,911	USD	5,379	06/07/18	(14)
UBS	HKD	27,872	USD	3,556	05/08/18	4
UBS	HKD	27,332	USD	3,486	06/07/18	—
UBS	JPY	878,450	USD	8,269	05/08/18	230
UBS	JPY	851,705	USD	7,805	06/07/18	(4)
Westpac	USD	4,658	EUR	3,760	05/23/18	(111)
Westpac	USD	10,015	EUR	8,084	05/23/18	(239)
Westpac	CHF	4,458	USD	4,634	05/23/18	128
Westpac	CHF	8,247	USD	8,573	05/23/18	237
Westpac	SEK	168,077	USD	19,942	05/23/18	719
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,652

Total Return Swap Contracts
Amounts in thousands
					Premiums	Unrealized
					Paid	Appreciation
		Notional		Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount	Terms	Date	$	$	$
Long
Goldman Sachs ABGS1059
Commodity Index(i)	Goldman Sachs	USD 53,012	1 Month LIBOR(1)	08/03/18	—	—	—
Total Open Total Return Swap Contracts (å)					—	—	—

(i)  The following table represents the individual commodity positions underlying the Goldman Sachs ABGS1059 Commodity Index swap contract:

Referenced Commodity
Futures Contracts	% of Index	Notional Amount*
Long Futures Contracts
Brent Crude Oil July 2018	12.5	$6,627
Cotton Subindex July 2018	12.5	6,627
Heating Oil July 2018	12.5	6,627
Natural Gas July 2018	12.5	6,627

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 817

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Soybean Meal July 2018	12.5	6,627
Soybeans July 2018	12.5	6,627
Unleaded Gasoline July 2018	12.5	6,627
WTI Crude Oil July 2018	12.5	6,627
Total Long Futures Contracts		53,012

Short Futures Contracts
Coffee July 2018	(12.5)	(6,627)
Corn July 2018	(12.5)	(6,627)
Kansas Wheat July 2018	(12.5)	(6,627)
Live Cattle June 2018	(12.5)	(6,627)
Silver July 2018	(12.5)	(6,627)
Soybean Oil July 2018	(12.5)	(6,627)
Sugar July 2018	(12.5)	(6,627)
Wheat July 2018	(12.5)	(6,627)
Total Short Futures Contracts		(53,012)

Cash	100.0	53,012
Total Notional Amount		$53,012

* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
Interest Rate Swap Contracts

Amounts in thousands
							Premiums	Unrealized
							Paid	Appreciation
						Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays		Date	$	$	$
Barclays	USD	20,819	Three Month LIBOR(2)	2.617	%(3)	04/09/20	—	43	43
Barclays	USD	110,240	Three Month LIBOR(2)	2.715	%(3)	04/24/20	2	52	54
Barclays	USD	167,204	Three Month LIBOR(2)	2.605	%(3)	06/20/20	75	528	603
Barclays	USD	844	Three Month LIBOR(2)	2.715	%(3)	04/16/21	—	3	3
Barclays	USD	31,317	Three Month LIBOR(2)	2.946	%(3)	04/27/23	—	(67)	(67)
Barclays	USD	9,313	2.907%(3)	Three Month LIBOR(2)		05/01/23	—	2	2
Barclays	USD	233,567	Three Month LIBOR(2)	2.750	%(3)	06/20/23	977	855	1,832
Barclays	USD	2,940	2.785%(3)	Three Month LIBOR(2)		04/03/28	—	(45)	(45)
Barclays	USD	5,685	Three Month LIBOR(2)	2.798	%(3)	04/05/28	—	80	80
Barclays	USD	6,562	2.790%(3)	Three Month LIBOR(2)		04/06/28	—	(97)	(97)
Barclays	USD	4,899	2.859%(3)	Three Month LIBOR(2)		04/09/28	—	(43)	(43)
Barclays	USD	8,757	Three Month LIBOR(2)	2.903	%(3)	04/09/28	—	43	43
Barclays	USD	33,103	2.851%(3)	Three Month LIBOR(2)		04/09/28	—	(316)	(316)
Barclays	USD	262	2.858%(3)	Three Month LIBOR(2)		04/10/28	—	(2)	(2)
Barclays	USD	1,172	2.853%(3)	Three Month LIBOR(2)		04/10/28	—	(11)	(11)
Barclays	USD	4,138	2.818%(3)	Three Month LIBOR(2)		04/11/28	—	(51)	(51)
Barclays	USD	4,829	Three Month LIBOR(2)	2.890	%(3)	04/11/28	—	29	29
Barclays	USD	4,838	Three Month LIBOR(2)	2.827	%(3)	04/11/28	—	57	57

See accompanying notes which are an integral part of the financial statements.

818 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
						Premiums	Unrealized
						Paid	Appreciation
					Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$	$	$
Barclays	USD	2,679	2.794%(3)	Three Month LIBOR(2)	04/13/28	—	(39)	(39)
Barclays	USD	1,030	2.870%(3)	Three Month LIBOR(2)	04/18/28	—	(8)	(8)
Barclays	USD	4,829	Three Month LIBOR(2)	2.917%(3)	04/18/28	—	19	19
Barclays	USD	5,793	2.876%(3)	Three Month LIBOR(2)	04/18/28	—	(44)	(44)
Barclays	USD	354	Three Month LIBOR(2)	2.923%(3)	04/19/28	—	1	1
Barclays	USD	413	2.864%(3)	Three Month LIBOR(2)	04/19/28	—	(4)	(4)
Barclays	USD	2,270	2.865%(3)	Three Month LIBOR(2)	04/19/28	—	(19)	(19)
Barclays	USD	2,985	Three Month LIBOR(2)	2.863%(3)	04/19/28	—	26	26
Barclays	USD	5,602	Three Month LIBOR(2)	2.917%(3)	04/19/28	—	22	22
Barclays	USD	5,970	2.864%(3)	Three Month LIBOR(2)	04/19/28	—	(51)	(51)
Barclays	USD	5,630	2.862%(3)	Three Month LIBOR(2)	04/20/28	—	(50)	(50)
Barclays	USD	8,036	Three Month LIBOR(2)	2.924%(3)	04/23/28	—	27	27
Barclays	USD	14,329	2.980%(3)	Three Month LIBOR(2)	04/24/28	—	22	22
Barclays	USD	15,105	Three Month LIBOR(2)	2.946%(3)	04/24/28	—	22	22
Barclays	USD	15,105	Three Month LIBOR(2)	2.944%(3)	04/24/28	—	25	25
Barclays	USD	31,961	2.942%(3)	Three Month LIBOR(2)	04/24/28	5	(64)	(59)
Barclays	USD	1,095	Three Month LIBOR(2)	3.000%(3)	04/25/28	—	(4)	(4)
Barclays	USD	2,190	Three Month LIBOR(2)	3.013%(3)	04/25/28	—	(10)	(10)
Barclays	USD	2,190	Three Month LIBOR(2)	3.000%(3)	04/25/28	—	(7)	(7)
Barclays	USD	12,226	3.023%(3)	Three Month LIBOR(2)	04/26/28	—	64	64
Barclays	USD	1,762	Three Month LIBOR(2)	3.057%(3)	04/27/28	—	(14)	(14)
Barclays	USD	17,466	Three Month LIBOR(2)	3.023%(3)	04/30/28	—	(93)	(93)
Barclays	USD	17,466	Three Month LIBOR(2)	3.022%(3)	04/30/28	—	(91)	(91)
Barclays	USD	34,933	3.024%(3)	Three Month LIBOR(2)	04/30/28	(14)	203	189
Barclays	USD	4,829	2.805%(3)	Three Month LIBOR(2)	05/01/28	—	(68)	(68)
Barclays	USD	9,659	Three Month LIBOR(2)	2.900%(3)	05/01/28	—	55	55
Barclays	USD	9,634	2.997%(3)	Three Month LIBOR(2)	05/02/28	—	—	—
Barclays	USD	3,300	Three Month LIBOR(2)	2.865%(3)	05/10/28	—	29	29
Barclays	USD	265	Three Month LIBOR(2)	2.870%(3)	05/16/28	—	2	2
Barclays	USD	654	Three Month LIBOR(2)	2.995%(3)	05/22/28	—	(1)	(1)
Barclays	USD	2,711	Three Month LIBOR(2)	2.866%(3)	05/22/28	—	24	24
Barclays	USD	766	Three Month LIBOR(2)	2.930%(3)	05/29/28	—	3	3
Barclays	USD	75,401	2.900%(3)	Three Month LIBOR(2)	06/20/28	(119)	(376)	(495)
Barclays	USD	5,418	2.854%(3)	Three Month LIBOR(2)	04/04/48	—	(146)	(146)
Barclays	USD	11,834	Three Month LIBOR(2)	2.902%(3)	04/09/48	—	202	202
Barclays	USD	19,679	2.850%(3)	Three Month LIBOR(2)	06/20/48	31	(597)	(566)
Citigroup	EUR	600	1.059%(4)	Six Month EUROBOR(3)	02/01/28	—	8	8
JPMorgan Chase	HUF	383,301	Six Month BUBOR(3)	0.833%(4)	11/22/22	—	—	—
JPMorgan Chase	EUR	350	0.480%(4)	Six Month EUROBOR(3)	02/13/23	—	3	3
			Six Month
JPMorgan Chase	EUR	350	EUROBOR(3)	0.000%(4)	02/13/23	—	—	—
JPMorgan Chase	USD	685	Three Month LIBOR(2)	2.778%(3)	03/09/23	—	3	3

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 819

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Interest Rate Swap Contracts

Amounts in thousands
									Premiums	Unrealized
									Paid	Appreciation
								Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives			Fund Pays		Date	$	$	$
JPMorgan Chase	GBP	310	Six Month LIBOR(3)		1.352%(3)			03/28/23	—	—	—
JPMorgan Chase	EUR	175	0.376%(4)		Six Month EUROBOR(3)			04/12/23	—	—	—
JPMorgan Chase	USD	400	Three Month LIBOR(2)		2.945%(3)			04/25/23	—	(1)	(1)
JPMorgan Chase	USD	1,777	Three Month LIBOR(2)		2.971%(3)			04/27/23	—	(6)	(6)
JPMorgan Chase	USD	570	Three Month LIBOR(2)		2.880%(3)			02/28/28	—	3	3
JPMorgan Chase	EUR	497	1.339%(4)		Six Month EUROBOR(3)			03/05/28	—	22	22
JPMorgan Chase	USD	380	Three Month LIBOR(2)		2.934%(3)			03/21/28	—	1	1
JPMorgan Chase	USD	340	Three Month LIBOR(2)		2.829%(3)			03/29/28	—	4	4
Total Open Interest Rate Swap Contracts (å)									957	157	1,114

Credit Default Swap Contracts

Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/		Premiums
		Purchase/Sell	Credit	Notional		Receives		Termination	Paid/(Received)	Unrealized Appreciation	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate		Date	$	(Depreciation)$	$
AES Corporation	Goldman Sachs	Sell	1.335%	USD	600	5.000	%(2)	06/20/23	102	11	113
Anglo American PLC	BNP Paribas	Sell	1.396%	EUR	250	5.000	%(2)	12/20/24	64	7	71
Anglo American PLC	Credit Suisse	Sell	1.396%	EUR	250	5.000	%(2)	12/20/24	64	7	71
ArcelorMittal	Goldman Sachs	Sell	0.269%	EUR	450	5.000	%(2)	06/20/19	33	—	33
Avis	Goldman Sachs	Sell	3.228%	USD	400	5.000	%(2)	06/20/23	32	8	40
Calpine	JPMorgan Chase	Sell	3.233%	USD	400	5.000	%(2)	06/20/23	30	(7)	23
Calpine	Goldman Sachs	Sell	3.803%	USD	200	5.000	%(2)	06/20/23	12	—	12
Canadian Natural
Resources	Goldman Sachs	Sell	0.823%	USD	170	1.000	%(2)	06/20/24	(6)	8	2
Canadian Natural
Resources	Goldman Sachs	Sell	0.823%	USD	160	1.000	%(2)	06/20/24	(6)	8	2
Canadian Natural
Resources	BNP Paribas	Sell	0.890%	USD	100	1.000	%(2)	12/20/24	(4)	4	—
Canadian Natural
Resources	BNP Paribas	Sell	0.890%	USD	170	1.000	%(2)	12/20/24	(6)	7	1
Canadian Natural
Resources	Citigroup	Sell	0.915%	USD	350	1.000	%(2)	12/20/24	3	(1)	2
CenturyLink, Inc.	Credit Suisse	Sell	4.345%	USD	650	1.000	%(2)	06/20/23	(104)	25	(79)
Fiat S. p. A.	JPMorgan Chase	Sell	1.533%	EUR	450	5.000	%(2)	06/20/23	91	9	100
Goodyear Tire &
Rubber Co.	Goldman Sachs	Sell	1.351%	USD	300	5.000	%(2)	06/20/23	54	(7)	47
International Lease
Finance Co.	Citigroup	Sell	0.955%	USD	900	5.000	%(2)	12/20/24	216	(8)	208
International Paper
Co.	JPMorgan Chase	Sell	0.777%	USD	280	1.000	%(2)	06/20/23	3	—	3
Intesa Sanpaolo	Citigroup	Sell	0.508%	EUR	285	1.000	%(2)	06/20/22	4	3	7
Intesa Sanpaolo
S. p. A.	Citigroup	Sell	0.508%	EUR	135	1.000	%(2)	06/20/22	1	2	3
JCPenny Co.	Goldman Sachs	Sell	8.903%	USD	250	5.000	%(2)	12/20/22	(23)	(11)	(34)
L Brands, Inc.	Goldman Sachs	Sell	2.371%	USD	225	1.000	%(2)	06/20/24	(23)	4	(19)
L Brands, Inc.	Goldman Sachs	Sell	2.371%	USD	150	1.000	%(2)	06/20/24	(15)	2	(13)

See accompanying notes which are an integral part of the financial statements.

820 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/			Premiums
		Purchase/Sell	Credit	Notional		Receives		Termination	Paid/(Received)	Unrealized Appreciation	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate		Date	$	(Depreciation) $	$
NRG Energy	Goldman Sachs	Sell	1.939%	USD	39	5.000	%(2)	12/20/22	6	—	6
Telecom Italia SPA	Goldman Sachs	Sell	0.282%	EUR	300	1.000	%(2)	06/20/19	—	4	4
UniCredit	Citigroup	Sell	0.495%	EUR	285	1.000	%(2)	06/20/22	3	4	7
UniCredit S. p. A.	Citigroup	Sell	0.495%	EUR	140	1.000	%(2)	06/20/22	1	2	3
UniCredit S. p. A.	Merrill Lynch	Sell	0.649%	EUR	400	1.000	%(2)	12/20/22	7	3	10
Weatherford
International Ltd.	Goldman Sachs	Sell	4.905%	USD	175	1.000	%(2)	06/20/23	(35)	(5)	(40)
Total Open Corporate Issues Contracts									504	79	583
Credit Indices
CDX Emerging
Markets Index	Bank of America	Purchase		USD	1,000	(1.000	%)(2)	06/20/23	22	(2)	20
CDX Investment
Grade Index	Bank of America	Sell		USD	138,000	1.000	%(2)	06/20/23	2,444	276	2,720
CDX NA High Yield
Index	Bank of America	Purchase		USD	46,500	(5.000	%)(2)	06/20/23	(3,239)	(270)	(3,509)
CDX NA High Yield
Index	JPMorgan Chase	Purchase		USD	305	(5.000	%)(2)	06/20/23	(20)	(2)	(22)
CDX NA High Yield
Index	JPMorgan Chase	Purchase		USD	300	(5.000	%)(2)	06/20/23	(19)	(3)	(22)
CDX NA High Yield
Index	JPMorgan Chase	Purchase		USD	300	(5.000	%)(2)	06/20/23	(21)	(1)	(22)
CDX NA High Yield
Index	JPMorgan Chase	Purchase		USD	2,170	(5.000	%)(2)	06/20/23	(127)	(32)	(159)
CMBX NA Index	Bank of America	Sell		USD	156	3.000	%(2)	05/11/63	(23)	4	(19)
CMBX NA Index	Citigroup	Sell		USD	172	3.000	%(2)	01/17/47	(16)	—	(16)
CMBX NA Index	Credit Suisse	Sell		USD	3,854	3.000	%(2)	05/11/63	(626)	147	(479)
CMBX NA Index	Credit Suisse	Sell		USD	689	3.000	%(2)	05/11/63	(111)	25	(86)
CMBX NA Index	Credit Suisse	Sell		USD	2,522	3.000	%(2)	05/11/63	(435)	121	(314)
CMBX NA Index	Credit Suisse	Sell		USD	265	3.000	%(2)	05/11/63	(45)	12	(33)
CMBX NA Index	Credit Suisse	Sell		USD	199	3.000	%(2)	05/11/63	(31)	6	(25)
CMBX NA Index	Credit Suisse	Sell		USD	98	3.000	%(2)	05/11/63	(14)	2	(12)
CMBX NA Index	Deutsche Bank	Sell		USD	4,479	3.000	%(2)	05/11/63	(757)	200	(557)
CMBX NA Index	Goldman Sachs	Sell		USD	1,442	3.000	%(2)	05/11/63	(240)	61	(179)
CMBX NA Index	Goldman Sachs	Sell		USD	193	3.000	%(2)	05/11/63	(30)	6	(24)
CMBX NA Index	Goldman Sachs	Sell		USD	4,500	3.000	%(2)	05/11/63	(730)	170	(560)
CMBX NA Index	Goldman Sachs	Sell		USD	222	3.000	%(2)	05/11/63	(33)	5	(28)
CMBX NA Index	JPMorgan Chase	Sell		USD	550	3.000	%(2)	05/11/63	(87)	19	(68)
CMBX NA Index	JPMorgan Chase	Sell		USD	550	3.000	%(2)	05/11/63	(87)	19	(68)
CMBX NA Index	JPMorgan Chase	Sell		USD	1,065	3.000	%(2)	05/11/63	(183)	51	(132)
CMBX NA Index	JPMorgan Chase	Sell		USD	1,100	3.000	%(2)	05/11/63	(173)	36	(137)
CMBX NA Index	JPMorgan Chase	Sell		USD	333	3.000	%(2)	05/11/63	(53)	12	(41)
CMBX NA Index	JPMorgan Chase	Sell		USD	8,767	3.000	%(2)	05/11/63	(1,284)	192	(1,092)
CMBX NA Index	JPMorgan Chase	Sell		USD	162	3.000	%(2)	05/11/63	(23)	3	(20)
CMBX NA Index	JPMorgan Chase	Sell		USD	3,300	3.000	%(2)	05/11/63	(488)	78	(410)
CMBX NA Index	JPMorgan Chase	Sell		USD	78	3.000	%(2)	05/11/63	(12)	2	(10)
CMBX NA Index	JPMorgan Chase	Sell		USD	86	3.000	%(2)	05/11/63	(13)	2	(11)

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 821

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
						Fund
			Implied			(Pays)/				Premiums
		Purchase/Sell	Credit	Notional		Receives		Termination		Paid/(Received)		Unrealized Appreciation	Fair Value
Reference Entity	Counterparty	Protection	Spread	Amount		Fixed Rate		Date		$	(Depreciation) $		$
CMBX NA Index	JPMorgan Chase	Sell		USD	364	3.000	%(2)	05/11/63		(54)		9	(45)
CMBX NA Index	JPMorgan Chase	Sell		USD	100	3.000	%(2)	05/11/63		(14)		2	(12)
CMBX NA Index	JPMorgan Chase	Sell		USD	1,065	3.000	%(2)	05/11/63		(181)		49	(132)
CMBX NA Index	JPMorgan Chase	Sell		USD	4,477	3.000	%(2)	05/11/63		(724)		167	(557)
CMBX NA Index	JPMorgan Chase	Sell		USD	233	3.000	%(2)	05/11/63		(35)		6	(29)
CMBX NA Index	JPMorgan Chase	Sell		USD	4,154	3.000	%(2)	05/11/63		(671)		154	(517)
CMBX NA Index	Morgan Stanley	Sell		USD	364	3.000	%(2)	05/11/63		(54)		9	(45)
CMBX NA Index	Morgan Stanley	Sell		USD	345	3.000	%(2)	05/11/63		(58)		15	(43)
CMBX NA Index	Morgan Stanley	Sell		USD	94	3.000	%(2)	05/11/63		(15)		2	(13)
Total Open Credit Indices Contracts									(8,260)			1,552	(6,708)
Total Open Credit Default Swap Contracts (å)									(7,756)			1,631	(6,125)

Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
								Practical
Portfolio Summary		Level 1		Level 2		Level 3		Expedient (a)			Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities			$—	$2,404				$230	$—		$2,634		0.2
Corporate Bonds and Notes			—	49,573				—	—		49,573		2.9
Financial Services			—	657				—	—		657		— *
International Debt			—	34,100				500	—		34,600		2.0
Loan Agreements			—	55,480				—	—		55,480		3.2
Mortgage-Backed Securities			—	230,193		16,867			—		247,060		14.3
Non-US Bonds			—	49,792				—	—		49,792		2.9
United States Government Treasuries			—	307				—	—		307		— *
Common Stocks
Consumer Discretionary			44,853	32,067				—	—		76,920		4.4
Consumer Staples			11,191	7,046				—	—		18,237		1.0
Energy			26,696	14,163				—	—		40,859		2.4
Financial Services			133,939	85,543				10	—		219,492		12.7
Health Care			26,433	11,183				—	—		37,616		2.2
Materials and Processing			27,922	24,947				—	—		52,869		3.1
Producer Durables			28,754	39,891				—	—		68,645		4.0
Technology			62,645	20,053		8,651			—		91,349		5.3
Utilities			53,455	25,945				—	—		79,400		4.6

See accompanying notes which are an integral part of the financial statements.

822 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Consolidated Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Preferred Stocks	4,121	40	1,502	—	5,663	0.3
Options Purchased	12,134	366	—	—	12,500	0.7
Warrants & Rights	—	—	—	—	—	— *
Short-Term Investments	—	24,104	—	514,967	539,071	31.2
Total Investments	432,143	707,854	27,760	514,967	1,682,724	97.4
Other Assets and Liabilities, Net						2.6
						100.0
Other Financial Instruments
Assets
Futures Contracts	26,797	—	—	—	26,797	1.6
Foreign Currency Exchange Contracts	—	10,880	—	—	10,880	0.6
Interest Rate Swap Contracts	—	3,522	—	—	3,522	0.2
Credit Default Swap Contracts	—	3,508	—	—	3,508	0.2

Liabilities
Futures Contracts	(2,590)	—	—	—	(2,590)	(0.1)
Options Written	(2,874)	(960)	—	—	(3,834)	(0.2)
Foreign Currency Exchange Contracts	—	(9,228)	—	—	(9,228)	(0.5)
Interest Rate Swap Contracts	—	(2,408)	—	—	(2,408)	(0.1)
Credit Default Swap Contracts	—	(9,633)	—	—	(9,633)	(0.6)

Total Other Financial Instruments**	$21,333	$(4,319)	$—	$—	$17,014

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 823

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended April 30, 2018 were as follows:

										Net Change
										in Unrealized
										Appreciation/
						Net	Net	Net Change		(Depreciation)
	Beginning			Accrued		Transfers	Transfers	in Unrealized	Ending	on Investments
	Balance	Gross	Gross	Discounts/	Realized	into Level	out of	Appreciation/	Balance of	held as of
Category and Subcategory	10/31/2017	Purchases	Sales	(Premiums)	Gain (Loss)	3	Level 3	(Depreciation)	4/30/2018	4/30/2018
Bonds and Notes
Asset Backed Securities	$841	$230	$2	$—	$—	$—	$823	$(16)	$230	$—
International Debt	—	500	—	—	—	—	—	—	500	—
Mortgage-Backed
Securities	5,361	12,909	1,692	—	(283)	2,032	1,351	(109)	16,867	(110)
Common Stock	282	11	89	—	(1)	8,652	164	(30)	8,661	—
Preferred Stocks	—	—	—	—	—	1,502	—	—	1,502	—
Total Investments	6,484	13,650	1,783	—	(284)	12,186	2,338	(155)	27,760	(110)

Amounts in thousands
Fair Value
Country Exposure	$
Argentina	3,412
Australia	13,053
Austria	2,657
Belgium	791
Bermuda	6,707
Brazil	16,280
Canada	41,866
Cayman Islands	16,587
Chile	1,342
China	33,441
Colombia	3,710
Czech Republic	1,415
Denmark	5,423
Finland	3,955
France	19,584
Germany	14,626
Greece	862
Guernsey	822
Hong Kong	25,833
Hungary	1,801
India	5,431
Indonesia	4,226
Ireland	4,939
Isle of Man	222
Israel	1,171
Italy	7,130
Japan	37,812
Jersey	2,646
Luxembourg	4,535
Malaysia	1,465
Marshall Islands	2,468
Mauritius	309

See accompanying notes which are an integral part of the financial statements.

824 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Mexico	6,192
Monaco	149
Netherlands	6,388
Norway	3,568
Panama	331
Peru	979
Poland	1,378
Portugal	1,175
Puerto Rico	2,087
Russia	14,383
Singapore	5,281
South Africa	11,068
South Korea	32,142
Spain	8,472
Sweden	2,869
Switzerland	5,171
Taiwan	8,780
Thailand	4,305
Turkey	6,025
Ukraine	1,255
United Arab Emirates	1,386
United Kingdom	33,240
United States	1,237,802
Virgin Islands, British	1,777
Total Investments	1,682,724

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 825

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Fair Value of Derivative Instruments — April 30, 2018

Amounts in thousands

				Foreign
		Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments		Contracts	Contracts	Contracts	Contracts

Location: Consolidated Statement of Assets and Liabilities - Assets
Investments, at fair value*		$11,679	$—	$—	$821
Unrealized appreciation on foreign currency exchange contracts		—	—	10,880	—
Receivable from Broker for Futures**		26,054	—	—	743
Interest rate swap contracts, at fair value		—	—	—	3,522
Credit default swap contracts, at fair value		—	3,508	—	—
Total		$37,733	$3,508	$10,880	$5,086

Location: Consolidated Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures**		$207	$—	$—	$2,383
Unrealized depreciation on foreign currency exchange contracts		—	—	9,228	—
Options written, at fair value		2,874	—	—	960
Interest rate swap contracts, at fair value		—	—	—	2,408
Credit default swap contracts, at fair value		—	9,633	—	—
Total		$3,081	$9,633	$9,228	$5,751
			Foreign
	Equity	Credit	Currency	Interest Rate	Commodity
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts	Contracts
Location: Consolidated Statement of Operations - Net realized gain
(loss)
Investments***	$29,349	$—	$—	$(4,062)	$—
Futures contracts	(34,108)	—	—	(4,112)	—
Options written	(11)	—	—	558	—
Total return swap contracts	—	—	—	—	3,338
Interest rate swap contracts	—	—	—	4,473	—
Credit default swap contracts	—	4,014	—	—	—
Foreign currency exchange contracts	—	—	(3,888)	—	—
Total	$(4,770)	$4,014	$(3,888)	$(3,143)	$3,338

Location: Consolidated Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$(20,604)	$—	$—	$146	$—
Futures contracts	29,130	—	—	(1,142)	—
Options written	1,519	—	—	(175)	—
Interest rate swap contracts	—	—	—	10	—
Credit default swap contracts	—	129	—	—	—
Foreign currency exchange contracts	—	—	368	—	—
Total	$10,045	$129	$368	$(1,161)	$—

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Consolidated Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Consolidated Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Consolidated Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

826 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
			Amounts		of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
	Location: Consolidated Statement of Assets and Liabilities		Recognized	Assets and	of Assets and
Description	- Assets		Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value		$12,500	$—	$12,500
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts		10,880	—	10,880
Futures Contracts	Receivable from Broker for Futures		48,921	—	48,921
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value		3,522	—	3,522
Credit Default Swap Contracts	Credit default swap contracts, at fair value		3,508	—	3,508
Total Financial and Derivative Assets			79,331	—	79,331
Financial and Derivative Assets not subject to a netting agreement			(66,859)	—	(66,859)
Total Financial and Derivative Assets subject to a netting agreement			$12,472	$—	$12,472

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Bank of America		$916	$814	$—	$102
Bank of Montreal		1,245	514	—	731
BNP Paribas		93	2	—	91
Brown Brothers Harriman		1,018	781	—	237
Citigroup		1,171	567	229	375
Commonwealth Bank of Australia		323	—	—	323
Credit Suisse		71	71	—	—
Deutsche Bank		3	—	—	3
Goldman Sachs		265	108	157	—
HSBC		349	314	35	—
JPMorgan Chase		957	830	126	1
Merrill Lynch		10	—	10	—
Nomura		3	—	—	3
Royal Bank of Canada		1,986	850	—	1,136
State Street		2,217	805	1,080	332
UBS		760	47	—	713
Westpac		1,085	351	—	734
Total		$12,472	$6,054	$1,637	$4,781

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 827

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments,
continued —
April 30, 2018

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
				Gross	Net Amounts
				Amounts	of Liabilities
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
	Location: Consolidated Statement of Assets and Liabilities		Recognized	Assets and	of Assets and
Description	- Liabilities		Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures		$2,601	$—	$2,601
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts		9,228	—	9,228
Options Written Contracts	Options written, at fair value		3,834	—	3,834
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value		2,408	—	2,408
Credit Default Swap Contracts	Credit default swap contracts, at fair value		9,633	—	9,633
Total Financial and Derivative Liabilities			27,704	—	27,704
Financial and Derivative Liabilities not subject to a netting agreement			(11,618)	—	(11,618)
Total Financial and Derivative Liabilities subject to a netting agreement			$16,086	$—	$16,086

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Liabilities
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Pledged^	Net Amount
Bank of America		$1,841	$814	$1,027	$—
Bank of Montreal		1,558	514	—	1,044
Barclays		3	—	—	3
BNP Paribas		2	2	—	—
Brown Brothers Harriman		781	781	—	—
Citigroup		1,624	567	56	1,001
Credit Suisse		1,028	71	4	953
Deutsche Bank		557	—	—	557
Goldman Sachs		903	108	795	—
HSBC		314	314	—	—
JPMorgan Chase		4,252	830	215	3,207
Morgan Stanley		106	—	—	106
Royal Bank of Canada		1,899	850	—	1,049
State Street		805	805	—	—
UBS		62	47	15	—
Westpac		351	351	—	—
Total		$16,086	$6,054	$2,112	$7,920

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

828 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Statement of Assets and Liabilities(†) — April 30, 2018
(Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,666,162
Investments, at fair value(>)	1,682,724
Foreign currency holdings(^)	3,959
Unrealized appreciation on foreign currency exchange contracts	10,880
Receivables:
Dividends and interest	6,877
Dividends from affiliated funds	714
Investments sold	29,519
Fund shares sold	2,608
From broker(a)(b)(c)(d)(e)	120,107
Prepaid expenses	13
Interest rate swap contracts, at fair value(•)	3,522
Credit default swap contracts, at fair value(+)	3,508
Total assets	1,864,431

Liabilities
Payables:
Due to custodian	864
Due to broker (f)(g)(h)(i)	12,427
Investments purchased	96,801
Fund shares redeemed	720
Accrued fees to affiliates	1,179
Other accrued expenses	115
Deferred capital gains tax liability	14
Unrealized depreciation on foreign currency exchange contracts	9,228
Options written, at fair value(x)	3,834
Interest rate swap contracts, at fair value(•)	2,408
Credit default swap contracts, at fair value(+)	9,633
Total liabilities	137,223

Net Assets	$1,727,208

(†)     The Statement of Assets and Liabilities is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 829

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Statement of Assets and Liabilities, continued(†) — April 30, 2018
(Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$5,787
Accumulated net realized gain (loss)	(9,552)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	16,580
Investments in affiliated funds	(32)
Futures contracts	24,207
Options written	1,635
Foreign currency exchange contracts	1,652
Interest rate swap contracts	157
Credit default swap contracts	1,631
Foreign currency-related transactions	(178)
Shares of beneficial interest	1,628
Additional paid-in capital	1,683,693
Net Assets	$1,727,208

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.63
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.28
Class A — Net assets	$659,413
Class A — Shares outstanding ($. 01 par value)	62,035
Net asset value per share: Class C(#)	$10.61
Class C — Net assets	$256,529
Class C — Shares outstanding ($. 01 par value)	24,175
Net asset value per share: Class M(#)	$10.61
Class M — Net assets	$52,664,724
Class M — Shares outstanding ($. 01 par value)	4,961,443
Net asset value per share: Class S(#)	$10.61
Class S — Net assets	$1,626,225,683
Class S — Shares outstanding ($. 01 par value)	153,247,833
Net asset value per share: Class Y(#)	$10.62
Class Y — Net assets	$47,401,444
Class Y — Shares outstanding ($. 01 par value)	4,464,166
Amounts in thousands
(^) Foreign currency holdings - cost	$4,024
(x) Premiums received on options written	$5,469
(+) Credit default swap contracts - premiums paid (received)	$(7,756)
(•) Interest rate swap contracts - premiums paid (received)	$957
(>) Investments in affiliates, U. S. Cash Management Fund	$514,967

(a) Receivable from Broker for Futures	$20,077
(b) Receivable from Broker for Swaps	$11,792
(c) Receivable from Broker for Forwards	$342
(d) Receivable from Broker for Options	$38,975
(e) Receivable Variation Margin for Futures	$48,921
(f) Due to Broker for Futures	$2,248
(g) Due to Broker for Swaps	$6,209
(h) Due to Broker for Forwards	$1,369
(i) Payables Variation Margin for Futures	$2,601
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
(†) The Statement of Assets and Liabilities is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary) . Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

830 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Statement of Operations(†) — For the Period Ended April 30, 2018
(Unaudited)

Amounts in thousands
Investment Income
Dividends	$6,285
Dividends from affiliated funds	4,190
Interest	14,145
Total investment income	24,620

Expenses
Advisory fees	7,362
Administrative fees	416
Custodian fees	312
Distribution fees - Class A	1
Distribution fees - Class C	1
Transfer agent fees - Class A	1
Transfer agent fees - Class C	—**
Transfer agent fees - Class M	48
Transfer agent fees - Class S	1,585
Transfer agent fees - Class Y	1
Professional fees	113
Registration fees	143
Shareholder servicing fees - Class C	—**
Trustees’ fees	25
Printing fees	84
Offering fees	10
Miscellaneous	27
Expenses before reductions	10,129
Expense reductions	(2,380)
Net expenses	7,749
Net investment income (loss)	16,871

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	30,236
Investments in affiliated funds	(33)
Futures contracts	(38,220)
Options written	547
Foreign currency exchange contracts	(3,888)
Total return swap contracts	3,338
Interest rate swap contracts	4,473
Credit default swap contracts	4,014
Foreign currency-related transactions	792
Net realized gain (loss)	1,259
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(16,105)
Investments in affiliated funds	(32)
Futures contracts	27,988
Options written	1,344
Foreign currency exchange contracts	368
Interest rate swap contracts	10
Credit default swap contracts	129
Foreign currency-related transactions	(258)

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 831

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Statement of Operations(†) — For the Period Ended April 30, 2018
(Unaudited)

Amounts in thousands
Net change in unrealized appreciation (depreciation)	13,444
Net realized and unrealized gain (loss)	14,703
Net Increase (Decrease) in Net Assets from Operations	$31,574

** Less than $500.
(†) The Statement of Operations is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary) . Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

832 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Statements of Changes in Net Assets(†)

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,871	$7,013
Net realized gain (loss)	1,259	(617)
Net change in unrealized appreciation (depreciation)	13,444	32,208
Net increase (decrease) in net assets from operations	31,574	38,604

Distributions
From net investment income
Class A(4)	(4)	—
Class C(4)	(1)	—
Class M(2)	(383)	(91)
Class S(1)	(11,593)	(3,109)
Class Y(3)	(385)	(100)
From net realized gain
Class A(4)	(5)	—
Class C(4)	(1)	—
Class M(2)	(353)	—
Class S(1)	(11,915)	—
Class Y(3)	(352)	—
Net decrease in net assets from distributions	(24,992)	(3,300)

Share Transactions*
Net increase (decrease) in net assets from share transactions	56,748	1,628,574
Total Net Increase (Decrease) in Net Assets	63,330	1,663,878

Net Assets
Beginning of period	1,663,878	—
End of period	$1,727,208	$1,663,878
Undistributed (overdistributed) net investment income included in net assets	$5,787	$1,282

(†)    The Statement of Changes in Net Assets is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund
Ltd.  (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.
Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 833

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Statements of Changes in Net Assets(†), continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars

Class A(4)
Proceeds from shares sold	10	$107	61	$637
Proceeds from reinvestment of distributions	1	9	—	—
Payments for shares redeemed	(9)	(101)	—	—
Net increase (decrease)	2	15	61	637
Class C(4)
Proceeds from shares sold	15	151	9	100
Proceeds from reinvestment of distributions	—**	2	—	—
Payments for shares redeemed	(—)**	(—)***	—	—
Net increase (decrease)	15	153	9	100
Class M(2)
Proceeds from shares sold	1,131	11,967	4,226	44,163
Proceeds from reinvestment of distributions	70	736	9	91
Payments for shares redeemed	(373)	(3,943)	(101)	(1,056)
Net increase (decrease)	828	8,760	4,134	43,198
Class S(1)
Proceeds from shares sold	14,174	149,967	158,583	1,640,447
Proceeds from reinvestment of distributions	2,235	23,489	296	3,106
Payments for shares redeemed	(11,939)	(126,262)	(10,102)	(105,043)
Net increase (decrease)	4,470	47,194	148,777	1,538,510
Class Y(3)
Proceeds from shares sold	59	626	4,398	46,059
Proceeds from reinvestment of distributions	—	—	10	100
Payments for shares redeemed	(—)**	(—)***	(3)	(30)
Net increase (decrease)	59	626	4,405	46,129
Total increase (decrease)	5,374	$56,748	157,386	$1,628,574

**      Less than 500 shares.
***      Less than $500.
(1)     For the period March 7, 2017 (inception date) to October 31, 2017.
(2)     For the period March 16, 2017 (inception date) to October 31, 2017
(3)     For the period August 30, 2017 (inception date) to October 31, 2017.
(4)     For the period September 28, 2017 (inception date) to October 31, 2017.

(†)     The Statement of Changes in Net Assets is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund
          Ltd.  (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.
Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

834 Multi-Asset Growth Strategy Fund

(This page intentionally left blank)

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Financial Highlights — For the Periods Ended(†)

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2018*	10.59	. 09	. 10	. 19	(. 07)	(. 08)
October 31, 2017(11)	10.48	. 02	. 09	. 11	—	—

Class C
April 30, 2018*	10.58	. 06	. 09	. 15	(. 04)	(. 08)
October 31, 2017(11)	10.48	. 01	. 09	. 10	—	—

Class M
April 30, 2018*	10.57	. 11	. 09	. 20	(. 08)	(. 08)
October 31, 2017(9)	10.08	. 12	. 39	. 51	(. 02)	—

Class S
April 30, 2018*	10.57	. 10	. 10	. 20	(. 08)	(. 08)
October 31, 2017(8)	10.00	. 10	. 49	. 59	(. 02)	—

Class Y
April 30, 2018*	10.58	. 12	. 09	. 21	(. 09)	(. 08)
October 31, 2017(10)	10.44	. 04	. 12	. 16	(. 02)	—

See accompanying notes which are an integral part of the financial statements.

836 Multi-Asset Growth Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(. 15)	10.63	1.79	659	1.46	1.18	1.76	72
—	10.59	1.05	641	1.55	1.17	1.87	85

(. 12)	10.61	1.41	257	2.22	1.93	1.09	72
—	10.58	. 95	101	2.34	1.96	. 44	85

(. 16)	10.61	1.84	52,665	1.21	. 83	2.12	72
(. 02)	10.57	5.11	43,713	1.35	. 91	1.80	85

(. 16)	10.61	1.88	1,626,226	1.21	. 93	2.00	72
(. 02)	10.57	5.93	1,572,829	1.29	1.01	1.49	85

(. 17)	10.62	1.98	47,401	1.01	. 73	2.19	72
(. 02)	10.58	1.56	46,594	1.09	. 73	1.97	85

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 837

Russell Investment Company
Multi-Asset Growth Strategy Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:

Advisory fees	$834,143
Administration fees	67,598
Distribution fees	288
Shareholder servicing fees	50
Transfer agent fees	269,773
Trustee fees	6,845
$1,178,697

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$635,343	$1,403,104	$1,523,415	$(33)	$(32)	$514,967	$4,190	$—
	$635,343	$1,403,104	$1,523,415	$(33)	$(32)	$514,967	$4,190	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$1,673,333,981
Unrealized Appreciation	$74,355,282
Unrealized Depreciation	(42,399,833)
Net Unrealized Appreciation (Depreciation)	$31,955,449

See accompanying notes which are an integral part of the financial statements.

838 Multi-Asset Growth Strategy Fund

Russell Investment Company
Strategic Call Overwriting Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; and other Fund expenses. The Example is			Hypothetical
intended to help you understand your ongoing costs (in dollars) of			Performance (5%
investing in the fund and to compare these costs with the ongoing		Actual	return before
costs of investing in other mutual funds. The Example is based on	Class S	Performance	expenses)
Beginning Account Value
an investment of $1,000 invested at the beginning of the period	November 1, 2017	$1,000.00	$1,000.00
and held for the entire period indicated, which for this Fund is	Ending Account Value
from November 1, 2017 to April 30, 2018.	April 30, 2018	$986.10	$1,019.98
	Expenses Paid During Period*	$4.78	$4.86
Actual Expenses
The information in the table under the heading “Actual	* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average
Performance” provides information about actual account values	account value over the period, multiplied by 181/365 (to reflect the one-half
and actual expenses. You may use the information in this column,	year period) . May reflect amounts waived and/or reimbursed. Without any
together with the amount you invested, to estimate the expenses	waivers and/or reimbursements, expenses would have been higher.
that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Strategic Call Overwriting Fund 839

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 91.3%			TripAdvisor, Inc. (Æ)	769	29
Consumer Discretionary - 13.7%			Twenty-First Century Fox, Inc. Class A	9,594	351
Advance Auto Parts, Inc.	343	39	Urban Outfitters, Inc. (Æ)	2,305	93
Amazon. com, Inc. (ì)(Æ)	1,494	2,340	Vista Outdoor, Inc. (Æ)	4,298	72
AMC Networks, Inc. Class A(Æ)	208	11	Wal-Mart Stores, Inc. (ì)	7,308	646
AutoNation, Inc. (Æ)	793	37	Walt Disney Co. (The)(ì)	6,552	657
Best Buy Co. , Inc.	2,196	168	Whirlpool Corp.	556	86
CarMax, Inc. (Æ)	2,143	134	Williams-Sonoma, Inc.	266	13
Comcast Corp. Class A(ì)	23,631	742	Wyndham Worldwide Corp.	1,432	164
Costco Wholesale Corp.	2,288	451	Wynn Resorts, Ltd.	346	64
Dick's Sporting Goods, Inc.	336	11
Dillard's, Inc. Class A	2,907	217			13,255
Discovery Communications, Inc. Class C(Æ)	631	14
Dollar General Corp.	1,953	189	Consumer Staples - 5.3%
			Altria Group, Inc. (ì)	11,356	637
DR Horton, Inc.	2,712	120	Bunge, Ltd.	647	47
eBay, Inc. (Æ)	5,211	197	Campbell Soup Co.	2,795	114
Expedia, Inc.	525	60	Coca-Cola Co. (The)(ì)	14,199	614
Fitbit, Inc. Class A(Æ)	11,794	65	Colgate-Palmolive Co.	3,651	238
Ford Motor Co.	20,117	226	Constellation Brands, Inc. Class A	748	174
Fortune Brands Home & Security, Inc.	621	34	CVS Health Corp.	6,101	426
GameStop Corp. Class A	6,563	90	Herbalife, Ltd. (Æ)	359	38
Gap, Inc. (The)	3,571	104	Hormel Foods Corp.	4,652	169
Gentex Corp.	3,254	74	Kimberly-Clark Corp.	2,441	253
Goodyear Tire & Rubber Co. (The)	2,724	68	Kraft Heinz Co. (The)	3,176	179
Graham Holdings Co. Class B	55	33	Molson Coors Brewing Co. Class B	1,487	106
H&R Block, Inc.	2,631	73	Mondelez International, Inc. Class A	8,976	355
Harley-Davidson, Inc.	968	40	Nu Skin Enterprises, Inc. Class A	284	20
Hasbro, Inc.	1,340	118	PepsiCo, Inc. (ì)	7,330	740
Home Depot, Inc. (The)(ì)	7,142	1,320	Procter & Gamble Co. (The)(ì)	9,891	715
Interpublic Group of Cos. , Inc. (The)	1,780	42	Sprouts Farmers Market, Inc. (Æ)	2,538	63
Kohl's Corp.	1,853	115	Tyson Foods, Inc. Class A	2,406	169
Lear Corp.	963	180
Leggett & Platt, Inc.	680	28			5,057
Lennar Corp. Class A	954	50
Lennar Corp. Class B	19	1	Energy - 5.1%
Macy's, Inc.	1,319	41	Anadarko Petroleum Corp.	3,083	208
Madison Square Garden Co. (The) Class A(Æ)	107	26	Andeavor(Æ)	1,113	154
McDonald's Corp. (ì)	4,825	808	Apache Corp.	2,959	121
Michael Kors Holdings, Ltd. (Æ)	852	58	Chesapeake Energy Corp. (Æ)	4,080	12
Murphy USA, Inc. (Æ)	1,379	86	Chevron Corp. (ì)	8,004	1,001
Netflix, Inc. (Æ)	1,540	481	ConocoPhillips	7,141	468
Newell Rubbermaid, Inc.	1,942	54	EQT Corp.	2,257	113
News Corp. Class A	2,507	40	Exxon Mobil Corp. (ì)	16,412	1,276
Nike, Inc. Class B	7,040	481	First Solar, Inc. (Æ)	501	35
Penske Automotive Group, Inc.	414	19	Halliburton Co.	3,822	203
PulteGroup, Inc.	2,943	89	Helmerich & Payne, Inc.	1,227	85
PVH Corp.	797	127	HollyFrontier Corp.	948	58
Qurate Retail Group Class A(Æ)	1,594	37	Noble Corp. PLC(Æ)	1,228	6
Sally Beauty Holdings, Inc. (Æ)	936	16	Occidental Petroleum Corp.	4,249	328
Signet Jewelers, Ltd.	633	25	Rowan Cos. PLC Class A(Æ)	5,590	81
Skechers U. S. A. , Inc. Class A(Æ)	972	28	Schlumberger, Ltd. (ì)	5,492	377
Starbucks Corp.	6,043	348	SM Energy Co.	785	19
TEGNA, Inc.	1,865	20	Southwestern Energy Co. (Æ)	2,804	11
Thor Industries, Inc.	389	41	Transocean, Ltd. (Æ)	5,725	71
Tiffany & Co.	1,156	119	Valero Energy Corp.	1,842	204
Time Warner, Inc.	4,024	382
TJX Cos. , Inc.	4,281	363

See accompanying notes which are an integral part of the financial statements.

840 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Williams Cos. , Inc. (The)	3,549	91	OneMain Holdings, Inc. (Æ)	486	15
		4,922	PayPal Holdings, Inc. (Æ)	4,512	337
			People's United Financial, Inc.	6,598	121
Financial Services - 19.4%			Popular, Inc.	7,049	326
Affiliated Managers Group, Inc.	809	133	Public Storage(ö)	857	173
Alliance Data Systems Corp.	375	76	Raymond James Financial, Inc.	1,782	160
Ally Financial, Inc.	1,926	50	Realty Income Corp. (ö)	1,064	54
American Express Co. (ì)	5,745	567	RenaissanceRe Holdings, Ltd.	1,137	155
American International Group, Inc.	7,043	394	Santander Consumer USA Holdings, Inc.	6,113	113
American National Insurance Co.	2,476	299	SBA Communications Corp. (Æ)(ö)	1,024	164
American Tower Corp. (ö)	1,696	231	SEI Investments Co.	2,545	161
Apartment Investment & Management Co.			Simon Property Group, Inc. (ö)	2,011	314
Class A(ö)	2,311	94	SL Green Realty Corp. (ö)	803	78
Artisan Partners Asset Management, Inc.			TD Ameritrade Holding Corp.	4,170	242
Class A	1,434	46	Torchmark Corp.	2,250	195
Assurant, Inc.	1,255	117	Total System Services, Inc.	2,437	205
Assured Guaranty, Ltd.	7,821	284	Two Harbors Investment Corp. (ö)	3,792	58
Bank of America Corp. (ì)	40,974	1,226	Unum Group	4,788	232
Berkshire Hathaway, Inc. Class B(ì)(Æ)	7,146	1,384	US Bancorp	8,078	408
Brighthouse Financial, Inc. (Æ)	563	29	Visa, Inc. Class A(ì)	6,920	878
Cboe Global Markets, Inc.	703	75	Weingarten Realty Investors(ö)	1,406	39
CBRE Group, Inc. Class A(Æ)	2,909	132	Wells Fargo & Co. (ì)	21,939	1,140
Chimera Investment Corp. (ö)	445	8	Weyerhaeuser Co. (ö)	3,853	142
Cincinnati Financial Corp.	2,954	208	White Mountains Insurance Group, Ltd.	79	68
Citigroup, Inc. (ì)	10,669	728	WR Berkley Corp.	1,829	136
Comerica, Inc.	912	86	XL Group, Ltd.	3,586	199
CoreCivic, Inc. (Æ)	2,201	44	Zions Bancorporation	3,898	213
Credit Acceptance Corp. (Æ)	340	112			18,664
Crown Castle International Corp. (ö)	1,569	158
DDR Corp. (ö)	3,346	24	Health Care - 11.1%
Duke Realty Corp. (ö)	4,212	114	Abbott Laboratories(ì)	6,292	366
E*Trade Financial Corp. (Æ)	3,806	231	AbbVie, Inc. (ì)	5,959	575
Eaton Vance Corp.	3,634	198	Acadia Healthcare Co. , Inc. (Æ)	954	34
Equifax, Inc.	652	73	Aetna, Inc.	2,245	402
Federal Realty Investment Trust(ö)	676	78	Allscripts Healthcare Solutions, Inc. (Æ)	7,529	87
Federated Investors, Inc. Class B	2,001	53	Amgen, Inc. (ì)	2,660	464
Fidelity National Information Services, Inc.	1,695	161	Baxter International, Inc.	3,624	252
First Hawaiian, Inc.	4,166	115	Biogen, Inc. (Æ)	894	245
FNF Group	4,299	158	Bristol-Myers Squibb Co.	6,720	350
Goldman Sachs Group, Inc. (The)	2,060	491	Bruker Corp.	746	22
Granite Point Mortgage Trust, Inc. (ö)	718	12	Centene Corp. (Æ)	723	78
Huntington Bancshares, Inc.	10,892	162	Cigna Corp.	1,051	181
Intercontinental Exchange, Inc.	2,404	174	Dentsply Sirona, Inc.	2,613	132
JPMorgan Chase & Co. (ì)	15,215	1,655	DexCom, Inc. (Æ)	534	39
Kilroy Realty Corp. (ö)	1,430	103	Eli Lilly & Co.	4,646	377
Lamar Advertising Co. Class A(ö)	451	29	Envision Healthcare Corp. (Æ)	350	13
Legg Mason, Inc.	2,165	86	Express Scripts Holding Co. (Æ)	4,298	325
Leucadia National Corp.	2,584	62	Gilead Sciences, Inc. (ì)	4,739	342
Lincoln National Corp.	2,048	145	HCA Healthcare, Inc.	1,896	182
Macerich Co. (The)(ö)	665	38	Henry Schein, Inc. (Æ)	2,414	183
MarketAxess Holdings, Inc.	102	20	Hill-Rom Holdings, Inc.	428	37
MasterCard, Inc. Class A(ì)	5,529	986	Humana, Inc.	606	178
MetLife, Inc.	5,869	280	IDEXX Laboratories, Inc. (Æ)	1,149	223
Morningstar, Inc.	801	87	Johnson & Johnson(ì)	10,220	1,293
Nasdaq, Inc.	2,180	193	LifePoint Health, Inc. (Æ)	2,436	117
Navient Corp.	7,908	105	Mallinckrodt PLC(Æ)	560	7
Old Republic International Corp.	1,160	24	MEDNAX, Inc. (Æ)	494	23

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 841

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Medtronic PLC(ì)	6,574	527	Cintas Corp.	713	121
Merck & Co. , Inc. (ì)	11,486	676	Copa Holdings, SA Class A	729	85
Patterson Cos. , Inc.	1,312	31	Delta Air Lines, Inc.	3,365	176
PerkinElmer, Inc.	2,078	152	Emerson Electric Co.	5,220	347
Pfizer, Inc. (ì)	22,457	822	Flir Systems, Inc.	1,971	106
Premier, Inc. Class A(Æ)	1,649	54	Flowserve Corp.	2,221	99
Regeneron Pharmaceuticals, Inc. (Æ)	412	125	General Electric Co. (ì)	31,790	447
ResMed, Inc.	905	86	Honeywell International, Inc.	3,174	459
United Therapeutics Corp. (Æ)	369	41	IDEX Corp.	1,701	227
UnitedHealth Group, Inc. (ì)	5,469	1,293	Jacobs Engineering Group, Inc.	2,018	117
Universal Health Services, Inc. Class B	390	45	JetBlue Airways Corp. (Æ)	2,678	51
Varex Imaging Corp. (Æ)	514	18	KBR, Inc.	9,983	167
Varian Medical Systems, Inc. (Æ)	1,286	149	Kirby Corp. (Æ)	352	30
WellCare Health Plans, Inc. (Æ)	586	120	L3 Technologies, Inc.	1,268	248
		10,666	LSC Communications, Inc.	4,111	72
			Mettler-Toledo International, Inc. (Æ)	350	196
Materials and Processing - 3.4%			Orbital ATK, Inc.	737	98
Albemarle Corp.	1,165	113	Oshkosh Corp.	1,097	79
Ball Corp.	2,894	116	Pitney Bowes, Inc.	2,023	21
Bemis Co. , Inc.	1,486	64	Quanta Services, Inc. (Æ)	3,211	104
Cabot Corp.	555	31	Robert Half International, Inc.	1,651	100
Domtar Corp.	3,671	161	Rockwell Collins, Inc.	1,435	190
DowDuPont, Inc. (ì)	11,462	725	Ryder System, Inc.	494	33
FMC Corp.	1,114	89	Snap-on, Inc.	769	112
Freeport-McMoRan, Inc.	6,395	97	Southwest Airlines Co.	2,606	138
Huntsman Corp.	1,323	40	Spirit Airlines, Inc. (Æ)	2,505	90
International Flavors & Fragrances, Inc.	520	74	Square, Inc. Class A(Æ)	1,552	73
Masco Corp.	3,011	114	Stericycle, Inc. (Æ)	773	45
Monsanto Co.	3,121	391	Terex Corp.	1,361	50
Newmont Mining Corp.	2,293	90	Textron, Inc.	2,068	129
Owens Corning	3,374	221	TransDigm Group, Inc.	332	106
Owens-Illinois, Inc. (Æ)	1,379	28	Trimble Navigation, Ltd. (Æ)	1,732	60
Packaging Corp. of America	995	115	Trinity Industries, Inc.	6,189	197
Platform Specialty Products Corp. (Æ)	1,793	18	Union Pacific Corp. (ì)	5,311	710
Praxair, Inc.	1,879	287	United Continental Holdings, Inc. (Æ)	1,529	103
Reliance Steel & Aluminum Co.	589	52	United Parcel Service, Inc. Class B	4,184	475
Royal Gold, Inc.	1,227	109	United Technologies Corp. (ì)	4,472	537
Sealed Air Corp.	2,145	94	Waters Corp. (Æ)	1,268	239
USG Corp. (Æ)	1,916	77	WESCO International, Inc. (Æ)	1,491	89
Vulcan Materials Co.	817	91	Xylem, Inc.	2,411	176
WestRock Co.	1,507	89			10,230
		3,286
			Technology - 18.6%
Producer Durables - 10.6%			Akamai Technologies, Inc. (Æ)	1,200	86
3M Co. (ì)	3,637	707	Alphabet, Inc. Class A(ì)(Æ)	1,108	1,129
Accenture PLC Class A	2,894	438	Alphabet, Inc. Class C(ì)(Æ)	1,123	1,142
AECOM(Æ)	197	7	Analog Devices, Inc.	991	87
AGCO Corp.	898	56	Ansys, Inc. (Æ)	309	50
Air Lease Corp. Class A	479	20	Apple, Inc. (ì)	20,321	3,358
Allison Transmission Holdings, Inc. Class A	500	20	Avnet, Inc.	1,478	58
Ametek, Inc.	1,190	83	Black Knight, Inc. (Æ)	1,318	64
Avery Dennison Corp.	1,187	124	Broadcom, Inc.	1,567	360
Boeing Co. (The)(ì)	3,887	1,297	Cadence Design Systems, Inc. (Æ)	4,151	166
Booz Allen Hamilton Holding Corp. Class A	1,211	48	Cars. com, Inc. (Æ)	621	18
Caterpillar, Inc. (ì)	3,445	497	Cisco Systems, Inc. (ì)	22,800	1,010
Chicago Bridge & Iron Co.	2,045	31	Dolby Laboratories, Inc. Class A	2,646	158
			DXC Technology Co.	1,669	172

See accompanying notes which are an integral part of the financial statements.

842 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal			Fair
	Amount ($) or	Value		Amount ($) or			Value
	Shares	$		Shares			$
EchoStar Corp. Class A(Æ)	2,765	145	Options Purchased - 0.5%
Electronic Arts, Inc. (Æ)	2,871	339	(Number of Contracts)
Facebook, Inc. Class A(ì)(Æ)	8,817	1,517	SPX Volatility Index
Harris Corp.	882	138	Goldman Sachs Aug 2018 23.00 Call	USD	156	(ÿ)	10
Hewlett Packard Enterprise Co.	9,771	167	(68) Goldman Sachs Jul 2018 23.00 Call
HP, Inc. (Æ)	9,184	197		USD	235	(ÿ)	12
Inovalon Holdings, Inc. Class A(Æ)	6,491	68	(102) Goldman Sachs Jun 2018 20.00 Call
Intel Corp. (ì)	17,580	907	(102)	USD	204	(ÿ)	13
International Business Machines Corp. (ì)	3,120	452	Goldman Sachs Jun 2018 24.00 Call	USD	163	(ÿ)	6
Lam Research Corp.	1,534	284	(68)
Leidos Holdings, Inc.	900	58	Goldman Sachs Jun 2018 29.00 Call	USD	592	(ÿ)	11
Marvell Technology Group, Ltd.	1,954	39	(204) Goldman Sachs Jul 2018 21.00 Call
Maxim Integrated Products, Inc.	1,820	99	(68)	USD	143	(ÿ)	10
Micro Focus International PLC - ADR	1,341	23	Goldman Sachs Jul 2018 25.00 Call	USD	510	(ÿ)	20
Microchip Technology, Inc.	2,413	202	(204)
Micron Technology, Inc. (Æ)	6,657	306	Goldman Sachs Aug 2018 29.00 Call	USD	592	(ÿ)	18
Microsoft Corp. (ì)	29,554	2,764	(204) Goldman Sachs Jun 2018 19.00 Put
NVIDIA Corp.	1,937	436		USD	194	(ÿ)	37
Oracle Corp. (ì)	15,345	701	(102) Goldman Sachs Jul 2018 19.00 Put
QUALCOMM, Inc. (ì)	7,434	379	(136	USD	258	(ÿ)	49
Skyworks Solutions, Inc.	909	79	Goldman Sachs May 2018 17.00 Put	USD	173	(ÿ)	16
Tableau Software, Inc. Class A(Æ)	330	28	(102)
			Goldman Sachs May 2018 19.00 Put
Teradyne, Inc.	2,531	82		USD	258	(ÿ)	44
Texas Instruments, Inc.	4,185	425	(136) Goldman Sachs May 2018 20.00 Put
Twilio, Inc. Class A(Æ)	1,401	59	(204)	USD	408	(ÿ)	82
VeriSign, Inc. (Æ)	1,322	155	Goldman Sachs Jun 2018 17.00 Put	USD	231	(ÿ)	29
VMware, Inc. Class A(Æ)	362	48	(136)
Yelp, Inc. Class A(Æ)	592	27	Goldman Sachs Jun 2018 24.00 Put	USD	490	(ÿ)	161
			(204)
		17,982	Total Options Purchased

Utilities - 4.1%			(cost $611)				518
Ameren Corp.	3,737	219
American Electric Power Co. , Inc.	4,068	285	Short-Term Investments - 6.1%
AT&T, Inc. (ì)	22,748	744	U. S. Cash Management Fund(@)		5,881,448	(8)	5,881
Avangrid, Inc.	2,388	126	Total Short-Term Investments
CMS Energy Corp.	5,662	267	(cost $5,881)				5,881
Duke Energy Corp.	5,084	408
Exelon Corp.	6,413	254	Total Investments 97.9%
FirstEnergy Corp.	1,801	62
Frontier Communications Corp.	525	4	(identified cost $55,989)				94,452

GCI Liberty, Inc. Class A(Æ)	135	6	Other Assets and Liabilities, Net
Hawaiian Electric Industries, Inc.	5,134	178
MDU Resources Group, Inc.	734	21	- 2.1%				2,068
NiSource, Inc.	4,424	108	Net Assets - 100.0%				96,520
NRG Energy, Inc.	5,010	155
OGE Energy Corp.	508	17
Pinnacle West Capital Corp.	2,205	177
SCANA Corp.	2,626	97
Verizon Communications, Inc. (ì)	15,811	780
Westar Energy, Inc. Class A	1,532	83
		3,991

Total Common Stocks
(cost $49,497)		88,053

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 843

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
									Value and
									Unrealized
									Appreciation
				Number of		Notional	Expiration		(Depreciation)
				Contracts		Amount	Date		$
Long Positions
S&P 500 E-Mini Index Futures				59	USD	7,809		06/18	(194)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									(194)

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount		Date	$
S&P 500 Index	Goldman Sachs	Call	30	2,660.00		USD	7,980	05/11/18	(59)
S&P 500 Index	Goldman Sachs	Call	60	2,670.00		USD	16,020	05/11/18	(45)
S&P 500 Index	Goldman Sachs	Call	30	2,700.00		USD	8,100	05/11/18	(4)
SPX Volatility Index	Goldman Sachs	Put	204	20.00		USD	408	06/17/15	(90)
SPX Volatility Index	Goldman Sachs	Put	204	16.00		USD	326	05/16/18	(19)
Total Liability for Options Written (premiums received $364)									(217)

Presentation of Portfolio Holdings
Amounts in thousands
				Fair Value
						Practical
Portfolio Summary	Level 1	Level 2		Level 3		Expedient (a)		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$13,255		$—	$—		$—		$13,255	13.7
Consumer Staples	5,057		—	—		—		5,057	5.3
Energy	4,922		—	—		—		4,922	5.1
Financial Services	18,664		—	—		—		18,664	19.4
Health Care	10,666		—	—		—		10,666	11.1
Materials and Processing	3,286		—	—		—		3,286	3.4
Producer Durables	10,230		—	—		—		10,230	10.6
Technology	17,982		—	—		—		17,982	18.6
Utilities	3,991		—	—		—		3,991	4.1
Options Purchased	518		—	—		—		518	0.5
Short-Term Investments	—		—	—		5,881		5,881	6.1
Total Investments	88,571		—	—		5,881		94,452	97.9
Other Assets and Liabilities, Net									2.1
									100.0
Other Financial Instruments
Liabilities
Futures Contracts	(194)		—	—		—		(194)	(0.2)
Options Written	(217)		—	—		—		(217)	(0.2)
Total Other Financial Instruments*	$(411)		$—	$—		$—		$(411)

See accompanying notes which are an integral part of the financial statements.

844 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 845

Russell Investment Company
Strategic Call Overwriting Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$518

Location: Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures**	$194
Options written, at fair value	217
Total	$411
Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$(96)
Futures contracts	366
Options written	(4,741)
Total	$(4,471)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$(126)
Futures contracts	(336)
Options written	217
Total	$(245)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

846 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$518	$—	$518
Futures Contracts	Variation margin on futures contracts	464	—	464
Total Financial and Derivative Assets		982	—	982
Financial and Derivative Assets not subject to a netting agreement		(982)	—	(982)
Total Financial and Derivative Assets subject to a netting agreement		$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 847

Russell Investment Company
Strategic Call Overwriting Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures	$72	$—	$72
Options Written Contracts	Options written, at fair value	217	—	217
Total Financial and Derivative Liabilities		289	—	289
Financial and Derivative Liabilities not subject to a netting agreement		(289)	—	(289)
Total Financial and Derivative Liabilities subject to a netting agreement		$—	$—	$—

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

848 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$55,989
Investments, at fair value(>)	94,452
Receivables:
Dividends and interest	73
Dividends from affiliated funds	8
Fund shares sold	61
From broker(a)(b)(c)	11,563
Prepaid expenses	1
Total assets	106,158

Liabilities
Payables:
Due to custodian	22
Due to broker (d)(e)(f)	9,265
Accrued fees to affiliates	60
Other accrued expenses	74
Options written, at fair value(x)	217
Total liabilities	9,638

Net Assets	$96,520

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 849

Russell Investment Company
Strategic Call Overwriting Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$72
Accumulated net realized gain (loss)	(14,030)
Unrealized appreciation (depreciation) on:
Investments	38,463
Futures contracts	(194)
Options written	147
Shares of beneficial interest	72
Additional paid-in capital	71,990
Net Assets	$96,520

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class S(#)	$13.32
Class S — Net assets	$96,520,235
Class S — Shares outstanding ($. 01 par value)	7,244,025
Amounts in thousands
(x) Premiums received on options written	$364
(>) Investments in affiliates, U. S. Cash Management Fund	$5,881

(a) Receivable from Broker for Futures	$11
(b) Receivable from Broker for Options	$11,088
(c) Receivable Variation Margin for Futures	$464
(d) Due to Broker for Futures	$133
(e) Due to Broker for Options	$9,060
(f) Payables Variation Margin for Futures	$72
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

850 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$930
Dividends from affiliated funds	35
Total investment income	965

Expenses
Advisory fees	394
Administrative fees	24
Custodian fees	42
Transfer agent fees - Class S	99
Professional fees	33
Registration fees	18
Trustees’ fees	1
Printing fees	3
Miscellaneous	7
Expenses before reductions	621
Expense reductions	(143)
Net expenses	478
Net investment income (loss)	487

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	4,917
Investments in affiliates funds	(1)
Futures contracts	366
Options written	(4,741)
Net realized gain (loss)	541
Net change in unrealized appreciation (depreciation) on:
Investments	(2,212)
Investments in affiliates funds	— **
Futures contracts	(336)
Options written	217
Net change in unrealized appreciation (depreciation)	(2,331)
Net realized and unrealized gain (loss)	(1,790)
Net Increase (Decrease) in Net Assets from Operations	$(1,303)

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 851

Russell Investment Company
Strategic Call Overwriting Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$487	$994
Net realized gain (loss)	541	(1,590)
Net change in unrealized appreciation (depreciation)	(2,331)	14,862
Net increase (decrease) in net assets from operations	(1,303)	14,266

Distributions
From net investment income
Class S	(453)	(976)
Net decrease in net assets from distributions	(453)	(976)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(1,977)	3,915
Total Net Increase (Decrease) in Net Assets	(3,733)	17,205

Net Assets
Beginning of period	100,253	83,048
End of period	$96,520	$100,253
Undistributed (overdistributed) net investment income included in net assets	$72	$38

See accompanying notes which are an integral part of the financial statements.

852 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars

Class S
Proceeds from shares sold	496	$6,771	1,365	$17,258
Proceeds from reinvestment of distributions	33	449	76	973
Payments for shares redeemed	(673)	(9,197)	(1,120)	(14,316)
Total increase (decrease)	(144)	$(1,977)	321	$3,915

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 853

Russell Investment Company
Strategic Call Overwriting Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain

Class S
April 30, 2018*	13.57	. 07	(. 26)	(. 19)	(. 06)	—
October 31, 2017	11.75	. 14	1.81	1.95	(. 13)	—
October 31, 2016	11.30	. 13	. 45	. 58	(. 13)	—
October 31, 2015	10.77	. 10	. 53	. 63	(. 10)	—
October 31, 2014	10.64	. 10	. 13	. 23	(. 10)	—
October 31, 2013	10.06	. 12	. 65	. 77	(. 13)	(. 06)

See accompanying notes which are an integral part of the financial statements.

854 Strategic Call Overwriting Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(. 06)	13.32	(1.39)	96,520	1.26	. 97	. 99	—
(. 13)	13.57	16.69	100,253	1.27	. 97	1.06	7
(. 13)	11.75	5.16	83,048	1.32	. 97	1.14	4
(. 10)	11.30	5.84	87,402	1.19	. 97	. 87	1
(. 10)	10.77	2.13	86,773	1.19	. 97	. 88	5
(. 19)	10.64	7.78	83,541	1.45	. 97	1.11	3

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 855

Russell Investment Company
Strategic Call Overwriting Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:

Advisory fees	$40,082
Administration fees	3,806
Transfer agent fees	15,850
Trustee fees	397
$60,135

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$6,477	$28,672	$29,267	$(1)	$—	$5,881	$35	$—
	$6,477	$28,672	$29,267	$(1)	$—	$5,881	$35	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$55,953,066
Unrealized Appreciation	$40,565,720
Unrealized Depreciation	(2,113,178)
Net Unrealized Appreciation (Depreciation)	$38,452,542

See accompanying notes which are an integral part of the financial statements.

856 Strategic Call Overwriting Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	April 27, 2018	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2018	$991.70	$1,020.58
November 1, 2017 to April 30, 2018.	Expenses Paid During Period*	$0.02	$4.26

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the 4-day period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 4/365 (to reflect the period since
Performance” provides information about actual account values	commencement of operations) . May reflect amounts waived and/or reimbursed.
and actual expenses. You may use the information in this column,	Without any waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses	Hypothetical expenses are equal to the Fund’s annualized expense ratio of
0.85% (representing the six-month period annualized), multiplied by the
that you paid over the period. Simply divide your account value by	average account value over the period, multiplied by 181/365 (to reflect the
$1,000 (for example, an $8,600 account value divided by $1,000	one-half year period) .
= 8.6), then multiply the result by the number in the first column
in the row entitled “Expenses Paid During Period” to estimate			Hypothetical
Performance (5%
the expenses you paid on your account during this period.		Actual	return before
	Class C	Performance	expenses)
Hypothetical Example for Comparison Purposes	Beginning Account Value
The information in the table under the heading “Hypothetical	April 27, 2018	$1,000.00	$1,000.00
Performance (5% return before expenses)” provides information	Ending Account Value
	April 30, 2018	$991.70	$1,016.86
about hypothetical account values and hypothetical expenses	Expenses Paid During Period*	$0.04	$8.00
based on the Fund’s actual expense ratio and an assumed rate of
return of 5% per year before expenses, which is not the Fund’s	* Expenses are equal to the Fund's annualized expense ratio of 1.60%
actual return. The hypothetical account values and expenses	(representing the 4-day period annualized), multiplied by the average account value over the period, multiplied by 4/365 (to reflect the period since
may not be used to estimate the actual ending account balance or	commencement of operations) . May reflect amounts waived and/or reimbursed.
expenses you paid for the period. You may use this information	Without any waivers and/or reimbursements, expenses would have been higher.
to compare the ongoing costs of investing in the Fund and other	Hypothetical expenses are equal to the Fund’s annualized expense ratio of
funds. To do so, compare this 5% hypothetical example with the	1.60% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the
5% hypothetical examples that appear in the shareholder reports	one-half year period) .
of other funds.

Multifactor U.S. Equity Fund 857

Russell Investment Company
Multifactor U.S. Equity Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class M	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,046.70	$1,022.56
Expenses Paid During Period*	$2.28	$2.26

* Expenses are equal to the Fund's annualized expense ratio of 0.45%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,046.00	$1,022.66
Expenses Paid During Period*	$2.18	$2.16

* Expenses are equal to the Fund's annualized expense ratio of 0.43%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,046.00	$1,021.82
Expenses Paid During Period*	$3.04	$3.01

* Expenses are equal to the Fund's annualized expense ratio of 0.60%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,046.20	$1,022.81
Expenses Paid During Period*	$2.03	$2.01

* Expenses are equal to the Fund's annualized expense ratio of 0.40%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

858 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Common Stocks - 97.4%			Lowe's Cos. , Inc.	18,077	1,490
Consumer Discretionary - 14.5%			Lululemon Athletica, Inc. (Æ)	5,728	572
Advance Auto Parts, Inc.	5,585	639	Macy's, Inc.	12,907	401
Amazon. com, Inc. (Æ)	10,839	16,975	Madison Square Garden Co. (The) Class A(Æ)	2,316	563
Amerco, Inc.	901	304	Marriott International, Inc. Class A	8,666	1,184
AutoZone, Inc. (Æ)	1,346	841	Mattel, Inc.	28,913	428
Bed Bath & Beyond, Inc.	13,542	236	McDonald's Corp.	7,997	1,339
Best Buy Co. , Inc.	21,459	1,642	Media General, Inc. (Å)(Æ)(Š)	1,092	—
BorgWarner, Inc.	23,373	1,144	Michael Kors Holdings, Ltd. (Æ)	11,531	789
Bright Horizons Family Solutions, Inc. (Æ)	3,838	364	Netflix, Inc. (Æ)	10,036	3,136
Brunswick Corp.	11,368	681	Newell Rubbermaid, Inc.	22,443	620
Burlington Stores, Inc. (Æ)	3,852	523	News Corp. Class A	23,906	382
Carnival Corp.	20,993	1,324	Nielsen Holdings PLC	12,170	383
Carter's, Inc.	3,344	335	Nike, Inc. Class B	17,024	1,164
CBS Corp. Class B	1,524	75	Nordstrom, Inc.	7,894	399
Charter Communications, Inc. Class A(Æ)	3,577	970	Norwegian Cruise Line Holdings, Ltd. (Æ)	13,709	733
Choice Hotels International, Inc.	4,684	375	NVR, Inc. (Æ)	249	772
Cinemark Holdings, Inc.	9,992	391	Omnicom Group, Inc.	18,605	1,370
Comcast Corp. Class A	128,170	4,023	O'Reilly Automotive, Inc. (Æ)	1,198	307
Costco Wholesale Corp.	5,320	1,049	Polaris Industries, Inc.	3,231	339
Dana Holding Corp.	9,602	228	PulteGroup, Inc.	30,757	934
Dick's Sporting Goods, Inc.	11,303	374	PVH Corp.	8,081	1,290
Dollar General Corp.	5,138	496	Qurate Retail Group Class A(Æ)	17,395	407
Dollar Tree, Inc. (Æ)	10,399	997	Ralph Lauren Corp. Class A	4,898	538
Domino's Pizza, Inc.	460	111	Ross Stores, Inc.	20,939	1,693
DR Horton, Inc.	30,317	1,338	Royal Caribbean Cruises, Ltd.	9,762	1,056
Estee Lauder Cos. , Inc. (The) Class A	12,248	1,814	Sensata Technologies Holding PLC(Æ)	9,025	458
Expedia, Inc.	3,513	404	Service Corp. International	10,373	379
Extended Stay America, Inc.	19,242	377	ServiceMaster Global Holdings, Inc. (Æ)	8,113	410
Floor & Decor Holdings, Inc. Class A(Æ)	7,274	404	Sirius XM Holdings, Inc.	112,605	713
Foot Locker, Inc.	8,812	380	Six Flags Entertainment Corp.	6,237	394
Ford Motor Co.	118,425	1,331	Skechers U. S. A. , Inc. Class A(Æ)	14,937	426
Fortune Brands Home & Security, Inc.	7,308	400	Starbucks Corp.	40,676	2,342
GameStop Corp. Class A	37,992	519	Tapestry, Inc.	15,610	839
Gap, Inc. (The)	21,970	642	Target Corp.	19,100	1,387
Garmin, Ltd.	13,410	787	Tesla, Inc. (Æ)	1,599	470
General Motors Co.	52,634	1,934	Thor Industries, Inc.	3,428	364
Gentex Corp.	21,810	496	Tiffany & Co.	3,956	407
Genuine Parts Co.	7,593	671	Time Warner, Inc.	22,159	2,101
Goodyear Tire & Rubber Co. (The)	14,365	361	TJX Cos. , Inc.	20,376	1,729
Graham Holdings Co. Class B	613	370	Toll Brothers, Inc.	13,523	570
Hanesbrands, Inc.	18,046	333	Tribune Media Co. Class A	16,836	636
Harley-Davidson, Inc.	11,052	455	Twenty-First Century Fox, Inc. Class A	21,578	789
Hasbro, Inc.	5,062	446	Twenty-First Century Fox, Inc. Class B	2,005	72
Hilton Worldwide Holdings, Inc.	6,568	518	Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	4,992	1,252
Home Depot, Inc. (The)	22,639	4,184	Urban Outfitters, Inc. (Æ)	15,312	617
Hyatt Hotels Corp. Class A	4,963	381	Vail Resorts, Inc.	2,101	482
Interpublic Group of Cos. , Inc. (The)	19,720	465	VF Corp.	11,284	912
John Wiley & Sons, Inc. Class A	6,623	437	Visteon Corp. (Æ)	4,679	582
Kohl's Corp.	7,529	468	Wal-Mart Stores, Inc.	40,621	3,593
Las Vegas Sands Corp.	4,148	304	Walt Disney Co. (The)	34,414	3,453
Lear Corp.	10,208	1,909	Williams-Sonoma, Inc.	9,514	455
Lennar Corp. Class A	19,451	1,029	Wynn Resorts, Ltd.	2,722	507
Lennar Corp. Class B	164	7	Yum China Holdings, Inc.	9,469	405
Liberty SiriusXM Group Class C(Æ)	15,589	649	Yum! Brands, Inc.	10,247	892
Live Nation Entertainment, Inc. (Æ)	4,021	159
LKQ Corp. (Æ)	20,105	624

See accompanying notes which are an integral part of the financial statements.

Multifactor U.S. Equity Fund 859

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Zillow Group, Inc. (Æ)	7,081	343	Marathon Petroleum Corp.	40,896	3,064
		108,961	National Oilwell Varco, Inc.	3,270	126
			Newfield Exploration Co. (Æ)	4,810	143
Consumer Staples - 4.3%			Occidental Petroleum Corp.	15,023	1,161
Altria Group, Inc.	19,768	1,109	ONEOK, Inc.	9,070	546
Archer-Daniels-Midland Co.	35,390	1,606	PBF Energy, Inc. Class A	16,952	650
British American Tobacco PLC - ADR	777	42	Peabody Energy Corp.	1,960	72
Brown-Forman Corp. Class B - ADR	14,327	803	Phillips 66	26,878	2,992
Bunge, Ltd.	7,873	569	Pioneer Natural Resources Co.	5,558	1,120
Casey's General Stores, Inc.	2,780	269	Royal Dutch Shell PLC Class B - ADR	5,229	379
Church & Dwight Co. , Inc.	8,193	378	RSP Permian, Inc. (Æ)	8,548	424
Coca-Cola Co. (The)	64,561	2,790	Schlumberger, Ltd.	29,688	2,035
Colgate-Palmolive Co.	1,610	105	Targa Resources Corp.	8,642	406
Constellation Brands, Inc. Class A	8,483	1,978	TechnipFMC PLC	3,730	123
CVS Health Corp.	23,527	1,643	Valero Energy Corp.	26,223	2,909
Flowers Foods, Inc.	17,683	400	Williams Cos. , Inc. (The)	20,215	520
General Mills, Inc.	483	21	World Fuel Services Corp.	16,899	363
Hormel Foods Corp.	8,227	298			39,746
Ingredion, Inc.	3,093	374
JM Smucker Co. (The)	6,132	699	Financial Services - 22.7%
Kellogg Co.	809	48	Affiliated Managers Group, Inc.	2,918	481
Kraft Heinz Co. (The)	11,309	638	Aflac, Inc.	44,011	2,006
Kroger Co. (The)	33,487	843	AGNC Investment Corp. (Æ)	30,699	581
Molson Coors Brewing Co. Class B	4,823	344	Alleghany Corp.	626	360
Mondelez International, Inc. Class A	33,426	1,320	Alliance Data Systems Corp.	1,254	255
Monster Beverage Corp. (Æ)	24,911	1,370	Allstate Corp. (The)	33,586	3,285
PepsiCo, Inc.	23,648	2,387	Ally Financial, Inc.	27,804	726
Philip Morris International, Inc.	19,904	1,632	American Express Co.	20,615	2,036
Procter & Gamble Co. (The)	65,059	4,706	American Financial Group, Inc.	3,489	395
Seaboard Corp.	114	457	American International Group, Inc.	15,349	860
Sprouts Farmers Market, Inc. (Æ)	14,486	363	American National Insurance Co.	4,027	486
Sysco Corp.	7,988	500	American Tower Corp. (ö)	7,488	1,021
Tyson Foods, Inc. Class A	22,716	1,592	Ameriprise Financial, Inc.	8,472	1,188
US Foods Holding Corp. (Æ)	11,719	401	Annaly Capital Management, Inc. (ö)	57,682	598
Walgreens Boots Alliance, Inc.	38,123	2,533	Aon PLC	313	45
		32,218	Apple Hospitality REIT, Inc. (ö)	22,302	401
			Arch Capital Group, Ltd. (Æ)	9,564	766
Energy - 5.3%			Arthur J Gallagher & Co.	4,050	283
Arch Coal, Inc. Class A	300	24	Aspen Insurance Holdings, Ltd.	8,273	351
Baker Hughes, a GE Co. , LLC	10,408	376	Associated Banc-Corp.	11,761	311
BP PLC - ADR	8,454	377	Assurant, Inc.	4,371	406
C&J Energy Services, Inc. (Æ)	200	6	Assured Guaranty, Ltd.	15,322	556
Cabot Oil & Gas Corp.	17,509	419	AvalonBay Communities, Inc. (ö)	223	36
Chevron Corp.	52,857	6,613	Axis Capital Holdings, Ltd.	7,328	430
Cimarex Energy Co.	4,560	459	Bank of America Corp.	255,321	7,639
Concho Resources, Inc. (Æ)	6,317	993	Bank of Hawaii Corp.	4,747	400
ConocoPhillips	12,249	802	Bank of New York Mellon Corp. (The)	27,834	1,517
Devon Energy Corp.	1,400	51	BankUnited, Inc.	9,753	386
Diamondback Energy, Inc.	2,931	377	BB&T Corp.	23,103	1,220
Energen Corp. (Æ)	6,104	399	Berkshire Hathaway, Inc. Class B(Æ)	51,893	10,053
EOG Resources, Inc.	6,932	819	BGC Partners, Inc. Class A	28,842	385
Exxon Mobil Corp.	110,460	8,588	BlackRock, Inc. Class A	2,223	1,159
First Solar, Inc. (Æ)	5,407	383	BOK Financial Corp.	2,804	282
Halliburton Co.	8,141	431	Brighthouse Financial, Inc. (Æ)	108	5
HollyFrontier Corp.	26,194	1,590	Broadridge Financial Solutions, Inc.	6,720	720
Marathon Oil Corp.	300	6	Brown & Brown, Inc.	10,276	280
			Capital One Financial Corp.	27,008	2,447

See accompanying notes which are an integral part of the financial statements.

860 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Cboe Global Markets, Inc.	5,363	573	Marsh & McLennan Cos. , Inc.	4,950	403
CBRE Group, Inc. Class A(Æ)	14,437	654	MasterCard, Inc. Class A	27,042	4,821
Charles Schwab Corp. (The)	40,039	2,229	MetLife, Inc.	35,022	1,670
Chubb, Ltd.	16,470	2,234	Moody's Corp.	3,575	580
Cincinnati Financial Corp.	8,279	582	Morgan Stanley	42,041	2,170
CIT Group, Inc.	10,631	563	Morningstar, Inc.	5,604	608
Citigroup, Inc.	87,132	5,949	MSCI, Inc. Class A	5,106	765
Citizens Financial Group, Inc.	26,408	1,096	Nasdaq, Inc.	4,436	392
CME Group, Inc. Class A	7,237	1,141	Navient Corp.	25,030	332
Comerica, Inc.	18,264	1,727	New York Community Bancorp, Inc.	39,218	466
Commerce Bancshares, Inc.	9,798	622	Northern Trust Corp.	7,207	769
Crown Castle International Corp. (ö)	7,824	789	Old Republic International Corp.	17,868	365
Cullen/Frost Bankers, Inc.	3,680	421	PacWest Bancorp	8,673	444
Discover Financial Services	13,502	962	PayPal Holdings, Inc. (Æ)	41,263	3,079
E*Trade Financial Corp. (Æ)	20,957	1,272	People's United Financial, Inc.	20,835	381
East West Bancorp, Inc.	16,863	1,123	Pinnacle Financial Partners, Inc.	8,911	571
Eaton Vance Corp.	4,809	262	PNC Financial Services Group, Inc. (The)	15,311	2,229
Equinix, Inc. (Æ)(ö)	3,222	1,356	Popular, Inc.	9,958	461
Equity Residential(ö)	3,006	186	Principal Financial Group, Inc.	10,512	623
Erie Indemnity Co. Class A	3,271	382	ProAssurance Corp.	9,002	426
Essex Property Trust, Inc. (ö)	420	101	Progressive Corp. (The)	53,356	3,217
Evercore, Inc. Class A	200	20	Prologis, Inc. (ö)	267	17
Everest Re Group, Ltd.	2,743	638	Prosperity Bancshares, Inc.	5,291	380
FactSet Research Systems, Inc.	1,913	362	Prudential Financial, Inc.	14,065	1,495
Federated Investors, Inc. Class B	13,413	355	Public Storage(ö)	377	76
Fidelity National Information Services, Inc.	8,247	783	Raymond James Financial, Inc.	11,440	1,027
Fifth Third Bancorp	29,668	984	Regions Financial Corp.	51,762	968
First American Financial Corp.	9,462	484	Reinsurance Group of America, Inc. Class A	2,976	445
First Data Corp. Class A(Æ)	13,290	241	RenaissanceRe Holdings, Ltd.	3,378	460
First Hawaiian, Inc.	15,188	418	Santander Consumer USA Holdings, Inc.	16,106	297
First Horizon National Corp.	20,271	371	SBA Communications Corp.(Æ)(ö)	4,110	659
First Republic Bank	12,081	1,122	SEI Investments Co.	13,716	867
FleetCor Technologies, Inc. (Æ)	6,049	1,254	Signature Bank(Æ)	3,025	385
FNB Corp.	28,725	373	Simon Property Group, Inc. (ö)	248	39
FNF Group	16,498	608	Starwood Property Trust, Inc. (ö)	31,759	666
Franklin Resources, Inc.	24,358	819	State Street Corp.	26,359	2,630
GGP, Inc. (Æ)(ö)	425	8	SunTrust Banks, Inc.	20,211	1,350
Global Payments, Inc.	6,058	685	SVB Financial Group(Æ)	2,590	776
Goldman Sachs Group, Inc. (The)	6,929	1,651	Synchrony Financial	52,321	1,735
Hanover Insurance Group, Inc. (The)	3,220	370	Synovus Financial Corp.	9,342	488
Hartford Financial Services Group, Inc.	16,387	882	T Rowe Price Group, Inc.	7,503	854
Huntington Bancshares, Inc.	68,322	1,019	TCF Financial Corp.	16,894	419
Interactive Brokers Group, Inc. Class A	5,792	430	TD Ameritrade Holding Corp.	11,287	656
Intercontinental Exchange, Inc.	28,357	2,055	TFS Financial Corp.	25,666	383
Invesco, Ltd.	23,455	679	Torchmark Corp.	12,912	1,120
Jack Henry & Associates, Inc.	4,027	481	Total System Services, Inc.	8,989	756
Jones Lang LaSalle, Inc.	2,080	353	TransUnion	4,634	301
JPMorgan Chase & Co.	110,891	12,063	Travelers Cos. , Inc. (The)	13,710	1,804
KeyCorp	75,052	1,495	Unum Group	12,571	608
Lazard, Ltd. Class A	13,065	711	US Bancorp	45,377	2,289
Legg Mason, Inc.	13,657	542	Validus Holdings, Ltd.	5,565	377
Leucadia National Corp.	11,754	283	Visa, Inc. Class A	46,453	5,894
Lincoln National Corp.	13,443	950	Voya Financial, Inc.	14,140	740
Loews Corp.	7,712	405	Webster Financial Corp.	6,902	415
LPL Financial Holdings, Inc.	9,209	558	Wells Fargo & Co.	115,771	6,015
M&T Bank Corp.	6,281	1,145	Welltower, Inc. (ö)	179	10
MarketAxess Holdings, Inc.	3,285	653	Western Alliance Bancorp(Æ)	9,945	587

See accompanying notes which are an integral part of the financial statements.

Multifactor U.S. Equity Fund 861

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
WEX, Inc. (Æ)	2,624	425	IQVIA Holdings, Inc. (Æ)	6,772	649
White Mountains Insurance Group, Ltd.	458	396	Johnson & Johnson	69,426	8,782
Willis Towers Watson PLC(Æ)	2,518	374	Laboratory Corp. of America Holdings(Æ)	5,628	961
WR Berkley Corp.	8,348	622	LifePoint Health, Inc. (Æ)	7,747	371
XL Group, Ltd.	15,375	855	McKesson Corp.	8,111	1,267
Zions Bancorporation	19,785	1,083	MEDNAX, Inc. (Æ)	8,721	400
		171,345	Medtronic PLC	27,560	2,208
			Merck & Co. , Inc.	53,785	3,166
Health Care - 13.2%			Molina Healthcare, Inc. (Æ)	2,100	175
Abbott Laboratories	53,201	3,093	Mylan NV(Æ)	17,162	665
AbbVie, Inc.	41,286	3,986	Neurocrine Biosciences, Inc. (Æ)	6,335	514
Abiomed, Inc. (Æ)	2,553	768	Novo Nordisk A/S - ADR	7,408	348
Acadia Healthcare Co. , Inc. (Æ)	9,785	348	Patterson Cos. , Inc.	12,568	293
Aetna, Inc.	7,923	1,419	PerkinElmer, Inc.	5,637	414
Agilent Technologies, Inc.	11,884	781	Pfizer, Inc.	145,888	5,341
Akorn, Inc. (Æ)	22,089	319	Premier, Inc. Class A(Æ)	12,195	402
Alexion Pharmaceuticals, Inc. (Æ)	7,786	916	Quest Diagnostics, Inc.	6,893	698
Align Technology, Inc. (Æ)	5,037	1,259	Regeneron Pharmaceuticals, Inc. (Æ)	4,744	1,441
Allergan PLC	1,526	234	ResMed, Inc.	2,902	275
Allscripts Healthcare Solutions, Inc. (Æ)	2,000	23	Steris PLC	4,123	390
AmerisourceBergen Corp. Class A	900	82	Stryker Corp.	5,236	887
Amgen, Inc.	16,061	2,802	Teleflex, Inc.	1,501	402
Anthem, Inc. (Æ)	13,514	3,189	Thermo Fisher Scientific, Inc.	10,745	2,260
Athenahealth, Inc. (Æ)	3,506	429	United Therapeutics Corp. (Æ)	5,289	582
Baxter International, Inc.	8,098	563	UnitedHealth Group, Inc.	35,305	8,346
Becton Dickinson and Co.	8,718	2,021	Universal Health Services, Inc. Class B	4,998	571
Biogen, Inc. (Æ)	5,063	1,385	Varian Medical Systems, Inc. (Æ)	3,252	376
BioMarin Pharmaceutical, Inc. (Æ)	4,854	405	Veeva Systems, Inc. Class A(Æ)	5,342	375
Bio-Rad Laboratories, Inc. Class A(Æ)	1,752	445	Vertex Pharmaceuticals, Inc. (Æ)	10,695	1,638
Boston Scientific Corp. (Æ)	15,832	455	WellCare Health Plans, Inc. (Æ)	3,868	794
Bristol-Myers Squibb Co.	19,796	1,032	West Pharmaceutical Services, Inc.	4,410	389
Cardinal Health, Inc.	15,374	987	Zimmer Biomet Holdings, Inc.	9,885	1,138
Celgene Corp. (Æ)	13,996	1,219	Zoetis, Inc. Class A	22,193	1,853
Centene Corp. (Æ)	18,575	2,017			99,801
Cerner Corp. (Æ)	8,040	468
Charles River Laboratories International,			Materials and Processing - 3.7%
Inc. (Æ)	3,951	412	Air Products & Chemicals, Inc.	6,764	1,098
Cigna Corp.	17,764	3,052	Alcoa Corp. (Æ)	13,053	668
Cooper Cos. , Inc. (The)	1,733	396	Ardagh Group SA	20,261	412
DaVita HealthCare Partners, Inc. (Æ)	6,135	385	Ashland Global Holdings, Inc.	6,173	409
DexCom, Inc. (Æ)	4,580	335	Ball Corp.	10,719	430
Edwards Lifesciences Corp. (Æ)	6,720	856	Bemis Co. , Inc.	8,636	374
Eli Lilly & Co.	12,379	1,004	Berry Plastics Group, Inc. (Æ)	6,997	385
Envision Healthcare Corp. (Æ)	9,888	368	Celanese Corp. Class A	3,141	341
Exelixis, Inc. (Æ)	20,098	418	Crown Holdings, Inc. (Æ)	7,510	374
Express Scripts Holding Co. (Æ)	18,050	1,366	DowDuPont, Inc.	67,153	4,247
Gilead Sciences, Inc.	34,368	2,482	Eagle Materials, Inc.	3,791	375
Halozyme Therapeutics, Inc. (Æ)	200	4	Eastman Chemical Co.	3,966	405
HCA Healthcare, Inc.	8,684	831	Ecolab, Inc.	7,204	1,043
Henry Schein, Inc. (Æ)	12,609	958	Fastenal Co.	7,051	352
Hill-Rom Holdings, Inc.	3,908	335	FMC Corp.	6,099	486
Humana, Inc.	9,046	2,661	Freeport-McMoRan, Inc.	38,864	591
IDEXX Laboratories, Inc. (Æ)	3,498	680	Hexcel Corp.	5,922	394
Illumina, Inc. (Æ)	6,136	1,478	Huntsman Corp.	13,277	395
Impax Laboratories, Inc. (Æ)	6,050	114	Ingersoll-Rand PLC	9,913	832
Incyte Corp. (Æ)	6,329	392	International Flavors & Fragrances, Inc.	4,087	577
Intuitive Surgical, Inc. (Æ)	5,122	2,258	ITT, Inc.	7,906	386

See accompanying notes which are an integral part of the financial statements.

862 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
LyondellBasell Industries Class A	12,817	1,355	Flir Systems, Inc.	13,030	698
Martin Marietta Materials, Inc.	1,863	363	Fluor Corp.	4,210	248
Monsanto Co.	3,218	403	Fortive Corp.	8,033	565
NewMarket Corp.	1,016	386	General Dynamics Corp.	3,009	606
Nucor Corp.	23,357	1,439	General Electric Co.	191,212	2,690
Olin Corp.	12,723	384	Genpact, Ltd.	18,454	588
Owens Corning	10,771	705	Graco, Inc.	11,981	527
Packaging Corp. of America	2,386	276	HD Supply Holdings, Inc. (Æ)	13,328	516
PPG Industries, Inc.	7,668	812	Heico Corp. Class A	5,399	390
Praxair, Inc.	4,200	641	HEICO Corp.	8,185	719
Reliance Steel & Aluminum Co.	6,058	533	Honeywell International, Inc.	13,242	1,916
Royal Gold, Inc.	7,616	676	Hubbell, Inc. Class B	3,198	332
Sherwin-Williams Co. (The)	2,336	859	Huntington Ingalls Industries, Inc.	2,545	619
Sonoco Products Co.	7,937	408	IDEX Corp.	3,414	456
Steel Dynamics, Inc.	13,686	613	Illinois Tool Works, Inc.	5,240	744
Tahoe Resources, Inc.	78,063	393	Insperity, Inc.	140	11
Univar, Inc. (Æ)	500	14	Itron, Inc. (Æ)	300	20
Valmont Industries, Inc.	2,790	396	Jacobs Engineering Group, Inc.	1,100	64
Valvoline, Inc.	17,244	350	JB Hunt Transport Services, Inc.	7,241	850
Vulcan Materials Co.	6,666	744	JetBlue Airways Corp. (Æ)	28,017	538
Watsco, Inc.	2,091	350	Johnson Controls International PLC(Æ)	32,157	1,089
Westlake Chemical Corp.	3,448	369	Kansas City Southern	4,660	497
WestRock Co.	13,082	774	Kirby Corp. (Æ)	7,248	618
		27,817	L3 Technologies, Inc.	2,976	583
			Landstar System, Inc.	6,639	675
Producer Durables - 9.5%			Lockheed Martin Corp.	2,937	942
3M Co.	7,755	1,507	ManpowerGroup, Inc.	6,623	634
Accenture PLC Class A	12,919	1,953	McGraw Hill Financial, Inc.	3,908	737
Adient PLC	9,534	584	Middleby Corp. (Æ)	3,035	382
AGCO Corp.	8,694	545	National Instruments Corp.	8,099	331
Alaska Air Group, Inc.	7,148	464	Navistar International Corp. (Æ)	170	6
Allison Transmission Holdings, Inc. Class A	9,776	381	Nordson Corp.	4,376	563
Ametek, Inc.	9,021	630	Norfolk Southern Corp.	3,113	447
AO Smith Corp.	5,530	339	Northrop Grumman Corp.	4,206	1,354
Aptiv PLC	6,778	573	Old Dominion Freight Line, Inc.	6,239	835
Automatic Data Processing, Inc.	9,115	1,076	Orbital ATK, Inc.	7,835	1,037
Avery Dennison Corp.	3,634	381	Oshkosh Corp.	5,006	361
Babcock & Wilcox Co. (The) Class W(Æ)	6,810	462	PACCAR, Inc.	7,527	479
Boeing Co. (The)	12,755	4,255	Parker-Hannifin Corp.	1,703	280
Carlisle Cos. , Inc.	9,132	984	Paychex, Inc.	8,777	532
Caterpillar, Inc.	3,198	462	Pentair PLC	2,660	179
CH Robinson Worldwide, Inc.	6,560	604	Quanta Services, Inc. (Æ)	17,775	578
Cintas Corp.	4,109	700	Raytheon Co.	8,137	1,668
Copa Holdings SA Class A	3,384	396	Regal Beloit Corp.	4,310	307
Copart, Inc. (Æ)	3,823	195	Republic Services, Inc. Class A	3,505	227
CoStar Group, Inc. (Æ)	1,683	617	Robert Half International, Inc.	6,527	396
CSX Corp.	600	36	Rockwell Automation, Inc.	4,401	724
Cummins, Inc.	11,288	1,804	Rockwell Collins, Inc.	11,542	1,530
Danaher Corp.	12,726	1,277	Rollins, Inc.	8,366	406
Deere & Co.	333	45	Roper Technologies, Inc.	3,840	1,014
Delphi Technologies PLC	6,197	300	Ryder System, Inc.	400	27
Delta Air Lines, Inc.	25,555	1,334	Snap-on, Inc.	5,190	754
Dover Corp.	3,914	363	Southwest Airlines Co.	25,308	1,337
Eaton Corp. PLC	19,173	1,439	Square, Inc. Class A(Æ)	7,870	373
Emerson Electric Co.	12,917	858	Stanley Black & Decker, Inc.	5,378	761
Expeditors International of Washington, Inc.	8,913	569	Teledyne Technologies, Inc. (Æ)	2,283	427
FedEx Corp.	4,026	995	Terex Corp.	6,920	253

See accompanying notes which are an integral part of the financial statements.

Multifactor U.S. Equity Fund 863

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Textron, Inc.	17,600	1,094	Cypress Semiconductor Corp.	49,248	718
Toro Co. (The)	6,693	391	Dell Technologies, Inc. Class V(Æ)	7,658	550
TransDigm Group, Inc.	487	156	Dolby Laboratories, Inc. Class A	6,024	360
Trinity Industries, Inc.	12,042	384	DXC Technology Co.	8,429	869
Union Pacific Corp.	3,914	523	EchoStar Corp. Class A(Æ)	7,197	378
United Continental Holdings, Inc. (Æ)	8,810	595	Electronic Arts, Inc. (Æ)	19,281	2,275
United Parcel Service, Inc. Class B	560	64	F5 Networks, Inc. (Æ)	3,962	646
United Rentals, Inc. (Æ)	3,398	510	Facebook, Inc. Class A(Æ)	65,788	11,316
United Technologies Corp.	16,731	2,010	FireEye, Inc. (Æ)	1,300	23
Verisk Analytics, Inc. Class A(Æ)	2,511	267	Fortinet, Inc. (Æ)	13,286	735
Waste Management, Inc.	1,061	86	Guidewire Software, Inc. (Æ)	4,770	404
Waters Corp. (Æ)	2,738	516	Harris Corp.	3,732	584
Worldpay, Inc. Class A(Æ)	5,098	414	Hewlett Packard Enterprise Co.	63,339	1,080
Xerox Corp.	13,372	421	HP, Inc. (Æ)	88,664	1,905
XPO Logistics, Inc. (Æ)	4,744	461	IAC/InterActiveCorp(Æ)	2,610	423
Xylem, Inc.	13,870	1,011	Intel Corp.	146,648	7,570
Zebra Technologies Corp. Class A(Æ)	2,730	368	International Business Machines Corp.	15,382	2,230
		71,839	Intuit, Inc.	3,487	644
			IPG Photonics Corp. (Æ)	2,046	436
Technology - 21.5%			Jabil Circuit, Inc.	21,022	559
Activision Blizzard, Inc.	17,130	1,137	Juniper Networks, Inc.	40,248	990
Adobe Systems, Inc. (Æ)	13,911	3,083	Lam Research Corp.	8,600	1,592
ADT, Inc.	47,921	427	Liberty Expedia Holdings, Inc. Class A(Æ)	9,767	398
Advanced Micro Devices, Inc. (Æ)	2,100	23	LogMeIn, Inc.	3,383	373
Alphabet, Inc. Class A(Æ)	3,913	3,986	Marvell Technology Group, Ltd.	33,250	667
Alphabet, Inc. Class C(Æ)	5,056	5,144	Maxim Integrated Products, Inc.	6,536	356
Amdocs, Ltd.	14,831	997	Micro Focus International PLC - ADR	256	4
Amphenol Corp. Class A	7,120	596	Microchip Technology, Inc.	11,125	931
Analog Devices, Inc.	19,480	1,702	Micron Technology, Inc. (Æ)	66,320	3,049
Ansys, Inc. (Æ)	3,364	544	Microsemi Corp. (Æ)	5,814	376
Apple, Inc.	148,102	24,475	Microsoft Corp.	207,624	19,417
Applied Materials, Inc.	42,235	2,098	Motorola Solutions, Inc.	9,858	1,083
Arista Networks, Inc. (Æ)	2,813	744	NetApp, Inc.	11,927	794
ARRIS International PLC(Æ)	14,176	383	NVIDIA Corp.	18,631	4,190
Arrow Electronics, Inc. (Æ)	8,425	630	NXP Semiconductors NV(Æ)	12,709	1,333
Aspen Technology, Inc. (Æ)	1,310	115	ON Semiconductor Corp. (Æ)	25,567	565
Atlassian Corp. PLC Class A(Æ)	6,977	391	Oracle Corp.	72,897	3,329
Autodesk, Inc. (Æ)	3,260	410	Palo Alto Networks, Inc. (Æ)	3,043	586
Avnet, Inc.	2,400	94	Pure Storage, Inc. Class A(Æ)	300	6
Bio Techne Corp. (Æ)	3,727	562	Qorvo, Inc. (Æ)	11,019	743
Booking Holdings, Inc. (Æ)	1,438	3,132	QUALCOMM, Inc.	22,583	1,152
Box, Inc. Class A(Æ)	400	9	Red Hat, Inc. (Æ)	14,154	2,308
Broadcom, Inc.	8,451	1,939	Salesforce. com, Inc. (Æ)	20,704	2,505
CA, Inc.	19,449	677	SAP SE - ADR	2,848	316
Cadence Design Systems, Inc. (Æ)	17,678	708	Seagate Technology PLC	2,000	116
Cavium, Inc. (Æ)	5,495	412	ServiceNow, Inc. (Æ)	6,617	1,099
CDW Corp.	5,450	389	Skyworks Solutions, Inc.	16,192	1,405
Cisco Systems, Inc.	169,382	7,502	Splunk, Inc. (Æ)	7,825	803
Citrix Systems, Inc. (Æ)	5,246	540	SS&C Technologies Holdings, Inc.	7,238	359
Cognex Corp.	6,893	319	Synopsys, Inc. (Æ)	7,323	626
Cognizant Technology Solutions Corp. Class			Tableau Software, Inc. Class A(Æ)	5,077	432
A	29,896	2,446	Take-Two Interactive Software, Inc. (Æ)	4,988	497
Coherent, Inc. (Æ)	2,018	339	TE Connectivity, Ltd.	195	18
CommScope Holding Co. , Inc. (Æ)	9,509	363	Tech Data Corp. (Æ)	270	21
Conduent, Inc. (Æ)	20,449	398	Teradyne, Inc.	17,371	565
Cornerstone OnDemand, Inc. (Æ)	180	8	Texas Instruments, Inc.	22,712	2,304
Corning, Inc.	51,011	1,378	Twitter, Inc. (Æ)	28,012	849

See accompanying notes which are an integral part of the financial statements.

864 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair	Principal	Fair
	Amount ($) or		Value	Amount ($) or	Value
	Shares		$	Shares	$
Tyler Technologies, Inc. (Æ)	2,843		622	(identified cost $614,594)	752,668
Ultimate Software Group, Inc. (Æ)	1,448		347
Viavi Solutions, Inc. Class W(Æ)	700		7	Other Assets and Liabilities, Net
VMware, Inc. Class A(Æ)	3,114		415	- 0.1%	901
Western Digital Corp.	13,718		1,081	Net Assets - 100.0%	753,569
Workday, Inc. Class A(Æ)	6,306		787
Xilinx, Inc.	5,975		384
Yelp, Inc. Class A(Æ)	100		4
Zynga, Inc. Class A(Æ)	99,668		344
			161,953

Utilities - 2.7%
AES Corp.	23,220		284
American Electric Power Co. , Inc.	6,540		458
Andeavor(Æ)	10,557		1,460
AT&T, Inc.	153,411		5,017
Centennial Resource Development, Inc. Class
A(Æ)	21,164		392
CenterPoint Energy, Inc.	910		23
Cheniere Energy, Inc. (Æ)	5,860		341
Consolidated Edison, Inc.	261		21
Dominion Energy, Inc.	1,144		76
Duke Energy Corp.	1,536		123
Edison International	13,940		913
Entergy Corp.	4,756		388
Eversource Energy(Æ)	1,100		66
Exelon Corp.	26,025		1,033
FirstEnergy Corp.	12,913		444
Hawaiian Electric Industries, Inc.	11,000		382
NextEra Energy, Inc.	8,010		1,313
NiSource, Inc.	4,210		103
PG&E Corp.	12,519		577
Pinnacle West Capital Corp.	1,100		89
PPL Corp.	15,373		447
Public Service Enterprise Group, Inc.	515		27
Sempra Energy	344		38
Southern Co. (The)	2,504		115
Sprint Corp. (Æ)	77,365		434
Telephone & Data Systems, Inc.	9,811		268
T-Mobile US, Inc. (Æ)	9,680		586
Verizon Communications, Inc.	87,686		4,327
Vistra Energy Corp. (Æ)	400		9
Xcel Energy, Inc.	1,785		84
Zayo Group Holdings, Inc. (Æ)	9,253		336
			20,174

Total Common Stocks
(cost $595,780)			733,854

Short-Term Investments - 2.5%
U. S. Cash Management Fund (@)	18,813,942	(8)	18,814
Total Short-Term Investments
(cost $18,814)			18,814

Total Investments 99.9%

See accompanying notes which are an integral part of the financial statements.

Multifactor U.S. Equity Fund 865

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
				Principal			Cost per	Cost	Fair Value
% of Net Assets		Acquisition		Amount ($)			Unit	(000)	(000)
Securities			Date	or shares			$	$	$
0.0%
Media General, Inc.		01/18/17				1,092	—	—	—
									—
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts)
									Value and
									Unrealized
									Appreciation
			Number of		Notional		Expiration		(Depreciation)
			Contracts		Amount		Date		$
Long Positions
S&P 500 E-Mini Index Futures			25		USD	3,309		06/18	(19)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									(19)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
					Practical
Portfolio Summary	Level 1	Level 2	Level 3		Expedient (a)			Total	% of Net Assets
Common Stocks
Consumer Discretionary	$108,961	$—		$—		$—		$108,961	14.5
Consumer Staples	32,218	—		—		—		32,218	4.3
Energy	39,746	—		—		—		39,746	5.3
Financial Services	171,345	—		—		—		171,345	22.7
Health Care	99,801	—		—		—		99,801	13.2
Materials and Processing	27,817	—		—		—		27,817	3.7
Producer Durables	71,839	—		—		—		71,839	9.5
Technology	161,953	—		—		—		161,953	21.5
Utilities	20,174	—		—		—		20,174	2.7
Short-Term Investments	—	—		—		18,814		18,814	2.5
Total Investments	733,854	—		—		18,814		752,668	99.9
Other Assets and Liabilities, Net									0.1
									100.0
Other Financial Instruments
Liabilities
Futures Contracts	(19)	—		—		—		(19)	(—)*
Total Other Financial Instruments**	$(19)	$—		$—		$—		$(19)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

See accompanying notes which are an integral part of the financial statements.

866 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2018, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Multifactor U.S. Equity Fund 867

Russell Investment Company
Multifactor U.S. Equity Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures*	$19

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$2,249

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(435)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

868 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Futures Contracts	Receivable from Broker for Futures	$133	$—	$133
Total Financial and Derivative Assets		133	—	133
Financial and Derivative Assets not subject to a netting agreement		(133)	—	(133)
Total Financial and Derivative Assets subject to a netting agreement		$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Multifactor U.S. Equity Fund 869

Russell Investment Company
Multifactor U.S. Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures	$31	$—	$31
Total Financial and Derivative Liabilities		31	—	31
Financial and Derivative Liabilities not subject to a netting agreement		(31)	—	(31)
Total Financial and Derivative Liabilities subject to a netting agreement		$ $	$—	$—

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

870 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$614,594
Investments, at fair value(>)	752,668
Foreign currency holdings(^)	65
Receivables:
Dividends and interest	481
Dividends from affiliated funds	22
Fund shares sold	727
From broker(a)(b)	145
Prepaid expenses	7
Total assets	754,115

Liabilities
Payables:
Due to custodian	8
Due to broker(c)	31
Fund shares redeemed	106
Accrued fees to affiliates	282
Other accrued expenses	119
Total liabilities	546

Net Assets	$753,569

See accompanying notes which are an integral part of the financial statements.

Multifactor U.S. Equity Fund 871

Russell Investment Company
Multifactor U.S. Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$691
Accumulated net realized gain (loss)	38,962
Unrealized appreciation (depreciation) on:
Investments	138,074
Futures contracts	(19)
Foreign currency-related transactions	2
Shares of beneficial interest	576
Additional paid-in capital	575,283
Net Assets	$753,569

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$13.08
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$13.88
Class A — Net assets	$10,156,571
Class A — Shares outstanding ($. 01 par value)	776,608
Net asset value per share: Class C(#)	$13.08
Class C — Net assets	$1,376,468
Class C — Shares outstanding ($. 01 par value)	105,252
Net asset value per share: Class M(#)	$13.10
Class M — Net assets	$5,065,698
Class M — Shares outstanding ($. 01 par value)	386,821
Net asset value per share: Class R6(#)	$13.09
Class R6 — Net assets	$145,346
Class R6 — Shares outstanding ($. 01 par value)	11,101
Net asset value per share: Class S(#)	$13.08
Class S — Net assets	$340,203,365
Class S — Shares outstanding ($. 01 par value)	26,019,098
Net asset value per share: Class Y(#)	$13.09
Class Y — Net assets	$396,621,569
Class Y — Shares outstanding ($. 01 par value)	30,305,883
Amounts in thousands
(^) Foreign currency holdings - cost	$63
(>) Investments in affiliates, U. S. Cash Management Fund	$18,814

(a) Receivable from Broker for Futures	$12
(a) Receivable Variation Margin for Futures	$133
(c) Payables Variation Margin for Futures	$31
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

872 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$5,608
Dividends from affiliated funds	173
Interest	2
Total investment income	5,783

Expenses
Advisory fees	1,009
Administrative fees	161
Custodian fees	58
Distribution fees - Class A	—**
Distribution fees - Class C	—**
Transfer agent fees - Class A	—**
Transfer agent fees - Class C	—**
Transfer agent fees - Class M	5
Transfer agent fees - Class R6	—**
Transfer agent fees - Class S	249
Transfer agent fees - Class Y	9
Professional fees	39
Registration fees	54
Shareholder servicing fees - Class C	—**
Trustees’ fees	14
Printing fees	21
Miscellaneous	10
Expenses before reductions	1,629
Expense reductions	(25)
Net expenses	1,604
Net investment income (loss)	4,179

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	40,054
Investments in affiliated funds	(1)
Futures contracts	2,249
Net realized gain (loss)	42,302
Net change in unrealized appreciation (depreciation) on:
Investments	(15,405)
Futures contracts	(435)
Foreign currency-related transactions	1
Net change in unrealized appreciation (depreciation)	(15,839)
Net realized and unrealized gain (loss)	26,463
Net Increase (Decrease) in Net Assets from Operations	$30,642

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Multifactor U.S. Equity Fund 873

Russell Investment Company
Multifactor U.S. Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,179	$13,330
Net realized gain (loss)	42,302	40,743
Net change in unrealized appreciation (depreciation)	(15,839)	118,144
Net increase (decrease) in net assets from operations	30,642	172,217

Distributions
From net investment income
Class M	(28)	(68)
Class R6	(1)	(2)
Class S	(1,280)	(2,568)
Class Y	(2,543)	(11,281)
From net realized gain
Class M	(272)	—
Class R6	(8)	—
Class S	(14,024)	—
Class Y	(24,385)	—
Net decrease in net assets from distributions	(42,541)	(13,919)

Share Transactions*
Net increase (decrease) in net assets from share transactions	89,439	(180,852)
Total Net Increase (Decrease) in Net Assets	77,540	(22,554)

Net Assets
Beginning of period	676,029	698,583
End of period	$753,569	$676,029
Undistributed (overdistributed) net investment income included in net assets	$691	$364

See accompanying notes which are an integral part of the financial statements.

874 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor U.S. Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars

Class A (1)
Proceeds from shares sold	778	$10,254	—	$—
Payments for shares redeemed	(1)	(10)	—	—
Net increase (decrease)	777	10,244	—	—
Class C (1)
Proceeds from shares sold	105	1,388	—	—
Net increase (decrease)	105	1,388	—	—
Class M
Proceeds from shares sold	136	1,834	361	4,354
Proceeds from reinvestment of distributions	23	300	6	68
Payments for shares redeemed	(137)	(1,842)	(95)	(1,185)
Net increase (decrease)	22	292	272	3,237
Class R6
Proceeds from reinvestment of distributions	1	9	—**	2
Net increase (decrease)	1	9	—**	2
Class S
Proceeds from shares sold	9,469	125,451	19,219	237,079
Proceeds from reinvestment of distributions	1,166	15,291	202	2,568
Payments for shares redeemed	(2,568)	(34,594)	(2,188)	(27,576)
Net increase (decrease)	8,067	106,148	17,233	212,071
Class Y
Proceeds from shares sold	528	7,116	14,700	175,106
Proceeds from reinvestment of distributions	2,052	26,925	915	11,281
Payments for shares redeemed	(4,619)	(62,683)	(46,395)	(582,549)
Net increase (decrease)	(2,039)	(28,642)	(30,780)	(396,162)
Total increase (decrease)	6,933	$89,439	(13,275)	$(180,852)

**Less than 500 shares.
(1) For the period April 26, 2018 (inception date) to April 30, 2018.

See accompanying notes which are an integral part of the financial statements.

Multifactor U.S. Equity Fund 875

Russell Investment Company
Multifactor U.S. Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2018(12)	13.19	(. 01)	(. 10)	(. 11)	—	—

Class C
April 30, 2018(12)	13.19	(. 01)	(. 10)	(. 11)	—	—

Class M
April 30, 2018*	13.35	. 08	. 54	. 62	(. 08)	(. 79)
October 31, 2017	10.93	. 18	2.45	2.63	(. 21)	—
October 31, 2016	10.74	. 19	. 31	. 50	(. 20)	(. 11)
October 31, 2015(2)	10.61	. 14	. 09	. 23	(. 10)	—

Class R6
April 30, 2018*	13.35	. 09	. 53	. 62	(. 09)	(. 79)
October 31, 2017	10.93	. 19	2.44	2.63	(. 21)	—
October 31, 2016(5)	9.91	. 12	1.05	1.17	(. 15)	—

Class S
April 30, 2018*	13.33	. 07	. 54	. 61	(. 07)	(. 79)
October 31, 2017	10.92	. 15	2.46	2.61	(. 20)	—
October 31, 2016	10.73	. 17	. 31	. 48	(. 18)	(. 11)
October 31, 2015(2)	10.61	. 12	. 09	. 21	(. 09)	—

Class Y
April 30, 2018*	13.35	. 09	. 53	. 62	(. 09)	(. 79)
October 31, 2017	10.92	. 20	2.45	2.65	(. 22)	—
October 31, 2016	10.74	. 20	. 29	. 49	(. 20)	(. 11)
October 31, 2015	10.41	. 17	. 31	. 48	(. 14)	(. 01)
October 31, 2014(1)	10.00	. 04	. 39	. 43	(. 02)	—

See accompanying notes which are an integral part of the financial statements.

876 Multifactor U.S. Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

—	13.08	(. 83)	10,157	. 86	. 85	(5.24)	47

—	13.08	(. 83)	1,376	1.61	1.60	(5.98)	47

(. 87)	13.10	4.67	5,066	. 61	. 45	1.26	47
(. 21)	13.35	24.23	4,875	. 60	. 44	1.45	71
(. 31)	10.93	4.75	1,024	. 60	. 40	1.78	9
(. 10)	10.74	2.23	873	. 62	. 40	1.53	44

(. 88)	13.09	4.60	145	. 46	. 43	1.28	47
(. 21)	13.35	24.25	139	. 45	. 42	1.54	71
(. 15)	10.93	9.27	112	. 45	. 38	1.67	9

(. 86)	13.08	4.60	340,203	. 61	. 60	1.11	47
(. 20)	13.33	24.02	239,353	. 59	. 59	1.22	71
(. 29)	10.92	4.61	7,844	. 60	. 55	1.62	9
(. 09)	10.73	2.04	3,227	. 62	. 40	1.36	44

(. 88)	13.09	4.62	396,622	. 41	. 40	1.32	47
(. 22)	13.35	24.39	431,662	. 40	. 39	1.61	71
(. 31)	10.92	4.70	689,603	. 41	. 35	1.84	9
(. 15)	10.74	4.71	802,454	. 43	. 35	1.56	44
(. 02)	10.41	4.34	140,839	. 60	. 35	1.42	2

See accompanying notes which are an integral part of the financial statements.

Multifactor U.S. Equity Fund 877

Russell Investment Company
Multifactor U.S. Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:

Advisory fees	$182,098
Administration fees	29,974
Distribution fees	2,094
Shareholder servicing fees	289
Transfer agent fees	59,659
Trustee fees	8,097
$282,211

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$36,788	$59,161	$77,134	$(1)	$—	$18,814	$173	$—
	$36,788	$59,161	$77,134	$(1)	$—	$18,814	$173	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$616,299,454
Unrealized Appreciation	$150,424,306
Unrealized Depreciation	(14,074,835)
Net Unrealized Appreciation (Depreciation)	$136,349,471

See accompanying notes which are an integral part of the financial statements.

878 Multifactor U.S. Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help you			Performance (5%
understand your ongoing costs (in dollars) of investing in the fund		Actual	return before
and to compare these costs with the ongoing costs of investing in	Class M	Performance	expenses)
Beginning Account Value
other mutual funds. The Example is based on an investment of	November 1, 2017	$1,000.00	$1,000.00
$1,000 invested at the beginning of the period and held for the	Ending Account Value
entire period indicated, which for this Fund is from November 1,	April 30, 2018	$1,033.40	$1,022.12
2017 to April 30, 2018.	Expenses Paid During Period*	$2.72	$2.71

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.54%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period) . May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses
Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class R6	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2017	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2018	$1,032.50	$1,022.22
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$2.62	$2.61
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period) . May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses
Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class S	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
	November 1, 2017	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2018	$1,032.30	$1,021.37
	Expenses Paid During Period*	$3.48	$3.46

* Expenses are equal to the Fund's annualized expense ratio of 0.69%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Multifactor International Equity Fund 879

Russell Investment Company
Multifactor International Equity Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,033.70	$1,022.36
Expenses Paid During Period*	$2.47	$2.46

* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

880 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 94.8%			Austria - 0.8%
Australia - 3.8%			Andritz AG	2,532	136
AGL Energy, Ltd.	18,612	304	Erste Group Bank AG	34,575	1,690
Alumina, Ltd.	55,352	109	EVN AG	13,173	270
Ansell, Ltd. - GDR	8,273	162	Immofinanz AG	105,274	276
APA Group	25,912	162	Mayr Melnhof Karton AG	1,257	191
Aristocrat Leisure, Ltd.	33,975	682	OMV AG	16,514	1,023
ASX, Ltd. - ADR	4,129	182	Raiffeisen Bank International AG(Æ)	15,242	512
Australia & New Zealand Banking			Strabag SE	11,953	491
Group, Ltd. - ADR	129,342	2,605	Telekom Austria AG - ADR(Æ)	26,681	254
Bank of Queensland, Ltd.	53,042	400	UNIQA Insurance Group AG	18,146	217
Bendigo & Adelaide Bank, Ltd.	56,507	450	Verbund AG Class A	12,063	374
BHP Billiton, Ltd. - ADR	62,457	1,454	Vienna Insurance Group AG Wiener
Brambles, Ltd.	22,082	164	Versicherung Gruppe	5,942	193
Caltex Australia, Ltd.	21,947	511	Voestalpine AG	20,727	1,090
Challenger, Ltd.	20,138	163			6,717
Cochlear, Ltd.	4,249	618
Commonwealth Bank of Australia - ADR	49,998	2,695	Belgium - 1.0%
Computershare, Ltd.	36,494	464	Ackermans & van Haaren NV	1,450	261
CSL, Ltd.	15,800	2,018	Ageas	21,173	1,132
Flight Centre, Ltd.	5,799	243	Anheuser-Busch InBev SA(Ñ)	19,004	1,882
Fortescue Metals Group, Ltd.	159,131	544	Bekaert SA	7,495	315
GPT Group (The)(ö)	116,038	422	Cie d'Entreprises CFE	3,038	379
Harvey Norman Holdings, Ltd.	71,745	189	Colruyt SA	3,371	190
Iluka Resources, Ltd.	31,721	279	D'ieteren SA	4,604	196
Incitec Pivot, Ltd.	94,063	268	Elia System Operator SA	5,096	321
Insurance Australia Group, Ltd.	105,796	627	Galapagos NV(Æ)	1,967	176
LendLease Group	79,639	1,069	Groupe Bruxelles Lambert SA	2,357	269
Macquarie Group, Ltd.	8,321	676	KBC Groep NV	19,920	1,736
Medibank Pvt, Ltd.	70,668	155	Sofina SA	1,826	317
Mirvac Group(ö)	190,423	320	Solvay SA	5,859	814
National Australia Bank, Ltd. - ADR	119,034	2,585	Telenet Group Holding NV(Æ)	3,235	189
Newcrest Mining, Ltd.	9,278	147	UCB SA	3,565	269
Origin Energy, Ltd. (Æ)	61,882	451	Umicore SA	10,856	604
Qantas Airways, Ltd. (Æ)	85,100	369			9,050
QBE Insurance Group, Ltd.	99,831	746
Ramsay Health Care, Ltd.	3,285	159	Canada - 6.2%
REA Group, Ltd.	2,694	163	Alimentation Couche-Tard, Inc. Class B	10,253	443
Rio Tinto, Ltd. - ADR	11,577	693	AltaGas, Ltd. - ADR	8,343	161
Santos, Ltd. (Æ)	121,627	559	ARC Resources, Ltd.	15,744	176
Scentre Group(ö)	152,028	460	Atco, Ltd. Class I	4,304	130
SEEK, Ltd.	11,022	160	Bank of Montreal	34,105	2,590
South32, Ltd.	400,730	1,116	Bank of Nova Scotia (The)	51,981	3,194
Star Entertainment Grp, Ltd. (The)	19,664	78	BCE, Inc.	5,664	240
Stockland(ö)	114,849	357	Brookfield Asset Management, Inc.
Suncorp Group, Ltd.	55,625	586	Class A	22,012	872
Telstra Corp. , Ltd.	137,351	327	CAE, Inc.	14,419	273
Transurban Group - ADR(Æ)	44,968	392	Cameco Corp.	32,448	342
Treasury Wine Estates, Ltd.	49,313	703	Canadian Imperial Bank of Commerce	23,083	2,010
Vicinity Centres(Æ)(ö)	249,786	458	Canadian National Railway Co.	16,867	1,303
Washington H Soul Pattinson & Co. , Ltd.	33,076	481	Canadian Natural Resources, Ltd.	19,724	712
Wesfarmers, Ltd. (Æ)	20,452	672	Canadian Pacific Railway, Ltd.	2,882	526
Westpac Banking Corp.	121,551	2,612	Canadian Tire Corp. , Ltd. Class A	6,212	847
Woodside Petroleum, Ltd.	33,701	814	CCL Industries, Inc. Class B	5,043	245
Woolworths Group, Ltd.	22,940	480	Cenovus Energy, Inc.	126,827	1,270
		33,503	CGI Group, Inc. Class A(Æ)	5,691	330
			Crescent Point Energy Corp. (Ñ)	13,587	119

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 881

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Dollarama, Inc.	5,889	678	China - 0.0%
Enbridge Income Fund Holdings, Inc.	16,035	343	Tingyi Cayman Islands Holding Corp.	98,000	186
Enbridge, Inc.	25,522	773
Encana Corp.	20,196	252	Denmark - 1.4%
Fairfax Financial Holdings, Ltd.	1,555	861	AP Moller - Maersk A/S Class A	103	158
Finning International, Inc.	7,367	186	AP Moller - Maersk A/S Class B	255	408
Fortis, Inc.	5,944	200	Carlsberg A/S Class B	3,522	394
Franco-Nevada Corp. Class T	3,129	222	Chr Hansen Holding A/S	4,277	388
Genworth MI Canada, Inc. (Ñ)	5,021	162	Coloplast A/S Class B	3,581	303
George Weston, Ltd.	2,082	171	Danske Bank A/S	47,153	1,643
Gildan Activewear, Inc. Class A	5,791	169	DSV A/S	14,205	1,124
Goldcorp, Inc.	11,788	156	FLSmidth & Co. A/S	3,690	228
Great-West Lifeco, Inc.	23,756	633	Genmab A/S(Æ)	2,036	412
H&R Real Estate Investment Trust(ö)	6,300	101	GN Store Nord A/S	6,504	228
Husky Energy, Inc.	31,848	445	H Lundbeck A/S	5,109	297
Imperial Oil, Ltd.	41,453	1,289	Jyske Bank A/S	10,017	601
Industrial Alliance Insurance &			Novo Nordisk A/S Class B	50,926	2,392
Financial Services, Inc.	9,177	385	Novozymes A/S Class B	10,233	482
Intact Financial Corp.	4,944	377	Oersted A/S(Þ)	5,146	338
Keyera Corp.	10,668	287	Pandora A/S	6,413	713
Linamar Corp.	3,042	170	Rockwool International A/S Class B	419	126
Loblaw Cos. , Ltd.	13,001	661	TDC A/S(Æ)	82,260	669
Magna International, Inc. Class A	38,954	2,301	Topdanmark A/S	5,308	249
Manulife Financial Corp.	159,965	3,019	Vestas Wind Systems A/S	8,470	547
Maple Leaf Foods, Inc.	3,596	87	William Demant Holding A/S(Æ)	6,370	248
Metro, Inc. Class A	11,822	375			11,948
National Bank of Canada	18,064	858
Nutrien, Ltd.	12,097	551	Finland - 1.0%
Pembina Pipeline Corp.	19,295	614	Amer Sports OYJ Class A(Æ)	9,438	289
Peyto Exploration & Development Corp.			Elisa OYJ Class A	3,196	141
(Ñ)	16,766	159	Fortum OYJ	29,551	680
Power Corp. of Canada	38,123	906	Huhtamaki OYJ(Ñ)	5,881	240
Power Financial Corp.	16,072	417	Kesko OYJ Class B	4,935	290
PrairieSky Royalty, Ltd.	11,344	252	Kone OYJ Class B	8,807	437
Progressive Waste Solutions, Ltd.	9,638	697	Neste OYJ	12,996	1,093
Restaurant Brands International, Inc.	9,365	510	Nokia OYJ	119,753	722
RioCan Real Estate Investment Trust(ö)	12,390	225	Nokian Renkaat OYJ	4,317	173
Rogers Communications, Inc. Class B	8,995	425	Orion OYJ Class B	10,089	306
Royal Bank of Canada - GDR	70,862	5,388	Outokumpu OYJ(Ñ)	31,648	205
Saputo, Inc. - ADR	7,062	229	Sampo OYJ Class A	10,768	579
Stars Group, Inc. (The)(Æ)	10,390	323	Stora Enso OYJ Class R	63,938	1,263
Sun Life Financial, Inc.	45,369	1,873	UPM-Kymmene OYJ	51,093	1,824
Suncor Energy, Inc.	53,194	2,034	Wartsila OYJ Abp Class B	21,702	460
Teck Resources, Ltd. Class B	51,740	1,299			8,702
TELUS Corp.	4,379	157
Toronto Dominion Bank	93,501	5,250	France - 8.5%
TransCanada Corp.	18,587	788	Aeroports de Paris	1,358	298
West Fraser Timber Co. , Ltd.	9,021	611	Air France-KLM(Æ)	17,000	166
WestJet Airlines, Ltd.	7,905	141	Air Liquide SA Class A	4,820	626
WSP Global, Inc.	8,921	442	Airbus Group SE	18,041	2,113
		54,235	Alstom SA(Æ)	8,963	406
			Altarea SCA(ö)	715	182
Cayman Islands - 0.0%			Altran Technologies SA	13,480	208
AAC Technologies Holdings, Inc.	10,189	146	Amundi SA(Þ)	2,069	175
			Arkema SA	11,239	1,469
			Atos SE	4,388	591
			AXA SA	106,012	3,030

See accompanying notes which are an integral part of the financial statements.

882 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
bioMerieux	4,803	379	Sopra Steria Group	1,699	362
BNP Paribas SA	57,404	4,425	SPIE SA	4,803	108
Bollore SA	19,305	96	Suez Environnement Co.	7,195	104
Bouygues SA - ADR	9,651	490	Teleperformance - GDR	4,464	715
Capgemini SE	6,285	863	Television Francaise 1	13,464	168
Carrefour SA	39,511	809	Thales SA	2,190	277
Casino Guichard Perrachon SA(Ñ)	5,622	291	Total SA	115,368	7,246
Cie de Saint-Gobain	40,844	2,133	UBISOFT Entertainment(Æ)	2,086	199
CNP Assurances(Ñ)	20,761	531	Unibail-Rodamco SE(ö)	3,046	729
Credit Agricole SA	111,631	1,834	Valeo SA	11,441	761
Criteo SA - ADR(Æ)(Ñ)	1,913	49	Veolia Environnement SA	20,395	483
Danone SA	13,082	1,055	Vicat SA(Þ)	4,889	360
Dassault Aviation SA	168	335	Vinci SA(Ñ)	14,832	1,481
Dassault Systemes	5,617	725	Vivendi SA - ADR	32,372	854
Eiffage SA	10,165	1,207	Wendel SA	1,010	152
Electricite de France SA	50,144	701	Worldline SA(Æ)(Þ)	1,991	100
Engie SA	117,622	2,061			74,552
Essilor International SA	6,962	947
Eutelsat Communications SA	25,991	562	Germany - 7.4%
Faurecia	9,849	803	adidas AG	8,035	1,976
Financiere de L'Odet(Ñ)	348	389	Allianz SE	26,834	6,347
Fonciere Des Regions(ö)	3,263	365	Aurubis AG	5,644	503
Gecina SA(ö)	959	166	BASF SE	45,015	4,676
Getlink SE	13,613	192	Bayer AG	37,783	4,522
Iliad SA	787	157	Bayerische Motoren Werke AG	21,965	2,452
Imerys SA	3,092	281	Beiersdorf AG	5,480	621
Ipsen SA	3,088	500	Bilfinger SE	7,668	366
Kering	3,862	2,228	Brenntag AG	5,281	302
Klepierre SA - GDR(Ñ)(ö)	4,795	196	Carl Zeiss Meditec AG	1,768	120
Korian SA Class B	2,927	102	Commerzbank AG(Æ)	74,666	963
Legrand SA - ADR	7,020	544	Continental AG	5,142	1,374
L'Oreal SA(Ñ)	5,503	1,318	Covestro AG(Þ)	13,508	1,228
LVMH Moet Hennessy Louis Vuitton			CTS Eventim AG & Co. KGaA	5,318	248
SE - ADR	10,169	3,540	Daimler AG	50,861	4,008
Metropole Television SA	4,769	117	Deutsche Bank AG	72,570	994
Natixis SA	107,699	881	Deutsche Boerse AG	3,228	434
Nexity SA	6,973	435	Deutsche Lufthansa AG	25,626	747
Orange SA - ADR	59,217	1,076	Deutsche Post AG	31,703	1,381
Orpea	1,482	190	Deutsche Telekom AG	81,074	1,418
Pernod Ricard SA	6,506	1,079	Deutsche Wohnen SE	9,528	450
Peugeot SA	41,151	1,013	Duerr AG	1,867	185
Plastic Omnium SA(Ñ)	9,087	436	E. ON SE	45,678	500
Publicis Groupe SA - ADR	8,861	662	Evonik Industries AG	13,509	480
Remy Cointreau SA	2,902	399	Fielmann AG	2,043	168
Renault SA	19,378	2,097	Fraport AG Frankfurt Airport Services
Rexel SA Class H	26,996	418	Worldwide	1,026	99
Safran SA	10,051	1,179	Freenet AG	14,983	476
Sanofi - ADR(Ñ)	49,267	3,889	Fresenius Medical Care AG & Co.	3,109	317
Sartorius Stedim Biotech	3,429	319	Fresenius SE & Co. KGaA	10,748	821
Schneider Electric SE	27,110	2,449	Fuchs Petrolub AG	1,701	87
SCOR SE - ADR(Ñ)	17,268	701	GEA Group AG	4,388	171
SEB SA	1,840	352	Hannover Rueck SE	5,233	736
Societe BIC SA	2,208	225	Hapag-Lloyd AG(Æ)(Þ)	8,741	375
Societe Fonciere Lyonnaise SA(ö)	1,630	112	HeidelbergCement AG	15,296	1,500
Societe Generale SA	46,648	2,555	Hella KGaA Hueck & Co.	8,474	523
Sodexo SA	2,122	210	Henkel AG & Co. KGaA	802	96
Somfy SA	1,218	121	Hochtief AG	1,980	361

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 883

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hugo Boss AG	3,726	349	Sun Hung Kai Properties, Ltd.	92,596	1,486
Infineon Technologies AG - ADR	35,127	900	Swire Pacific, Ltd. Class A	73,025	723
Innogy SE(Þ)	15,810	697	Swire Properties, Ltd.	57,200	203
K+S AG	13,960	411	Wharf Holdings, Ltd. (The)	69,721	232
KION Group AG	1,948	163	Wharf Real Estate Investment Co. , Ltd.	26,000	195
LEG Immobilien AG	1,249	144	Wheelock & Co. , Ltd.	74,000	549
Linde AG	4,697	1,044			18,688
Merck KGaA	2,235	219
Metro Wholesale & Food Specialist AG	29,762	432	Ireland - 0.6%
MTU Aero Engines AG	5,091	876	Bank of Ireland Group PLC	72,244	648
Muenchener Rueckversicherungs-			CRH PLC	41,343	1,467
Gesellschaft AG in Muenchen	11,658	2,670	DCC PLC	2,929	282
Nordex SE(Æ)	14,392	165	Glanbia PLC	12,058	203
ProSiebenSat. 1 Media SE	6,935	252	Icon PLC(Æ)	5,282	621
Puma SE	697	340	Kerry Group PLC Class A	5,382	548
Rational AG	301	188	Kingspan Group PLC	15,235	688
Rheinmetall AG	3,274	428	Paddy Power Betfair PLC	4,176	413
Rhoen Klinikum AG	4,889	160	Smurfit Kappa Group PLC	11,058	469
RWE AG	18,552	445			5,339
Salzgitter AG	7,994	438
SAP SE - ADR	31,360	3,494	Israel - 0.6%
Siemens AG	37,315	4,746	Bank Hapoalim BM	72,126	492
Software AG	4,163	205	Bank Leumi Le-Israel BM	136,549	806
STADA Arzneimittel AG	4,021	406	Check Point Software Technologies, Ltd.
Stroeer SE	2,591	190	(Æ)	7,536	727
Suedzucker AG	15,959	266	Delek Energy Systems, Ltd.	578	239
Symrise AG	3,312	268	Delek Group, Ltd.	2,593	387
Talanx AG	2,635	119	Elbit Systems, Ltd.	794	91
ThyssenKrupp AG - ADR	6,159	161	Frutarom Industries (1995) Ltd	1,963	187
Uniper SE	24,690	764	Israel Chemicals, Ltd.	85,401	382
United Internet AG	5,247	339	Mizrahi Tefahot Bank, Ltd.	20,698	378
Volkswagen AG	485	99	Nice, Ltd. (Æ)	2,219	211
Vonovia SE	17,315	868	Taro Pharmaceutical Industries, Ltd.
Wacker Chemie AG	1,958	353	(Æ)(Ñ)	2,984	304
Wirecard AG	3,333	453	Teva Pharmaceutical Industries, Ltd.	49,930	901
Zalando SE(Æ)(Þ)	2,425	125			5,105
		65,202
			Italy - 2.6%
Hong Kong - 2.1%			A2A SpA	201,463	404
AIA Group, Ltd.	378,146	3,376	ACEA SpA	11,760	206
Bank of East Asia, Ltd. (The)	28,413	125	Assicurazioni Generali SpA	86,274	1,740
BOC Hong Kong Holdings, Ltd.	118,459	612	Atlantia SpA	8,093	268
CK Asset Holdings, Ltd.	259,054	2,233	Banca Generali SpA	3,540	115
CK Hutchison Holdings, Ltd.	159,686	1,886	Banca Mediolanum SpA(Ñ)	12,321	99
Galaxy Entertainment Group, Ltd.	115,000	1,006	Banco BPM SpA(Æ)	79,812	290
Hang Lung Properties, Ltd. - ADR	71,000	168	Credito Emiliano SpA	11,719	103
Hang Seng Bank, Ltd.	20,600	521	Davide Campari-Milano SpA	54,652	410
Henderson Land Development Co. , Ltd.	122,989	779	De' Longhi SpA	6,166	184
Hong Kong Exchanges & Clearing, Ltd.	29,000	940	DiaSorin SpA	1,502	142
Hongkong Land Holdings, Ltd.	75,000	544	Enel SpA	481,023	3,046
Jardine Matheson Holdings, Ltd.	18,600	1,129	ENI SpA - ADR	94,835	1,851
Jardine Strategic Holdings, Ltd.	11,600	439	FinecoBank Banca Fineco SpA	15,376	183
Link Real Estate Investment Trust(ö)	69,472	614	Hera SpA	74,874	277
Melco Crown Entertainment, Ltd. (Å)			Infrastrutture Wireless Italiane SpA(Þ)	13,281	107
(Æ)(Š)	8,400	87	Intesa Sanpaolo SpA	764,437	2,911
New World Development Co. , Ltd.	266,123	391	Leonardo SpA	51,182	591
Sino Land Co. , Ltd.	260,178	450	Luxottica Group SpA	4,848	302

See accompanying notes which are an integral part of the financial statements.

884 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mediobanca SpA	76,259	925	Cosmos Pharmaceutical Corp.	900	202
Moncler SpA	8,800	397	Credit Saison Co. , Ltd.	22,400	402
Poste Italiane SpA(Þ)	52,339	511	CyberAgent, Inc.	8,000	439
Prada SpA	21,600	109	CYBERDYNE, Inc. (Æ)(Ñ)	14,100	180
Prysmian SpA	5,820	171	Dai Nippon Printing Co. , Ltd.	12,500	269
Recordati SpA	8,830	315	Daicel Chemical Industries, Ltd.	40,400	467
Saipem SpA(Æ)	76,014	290	Dai-ichi Life Holdings, Inc.	65,000	1,289
Snam Rete Gas SpA	106,809	512	Daiichi Sankyo Co. , Ltd.	21,200	725
Telecom Italia SpA(Æ)	1,306,518	1,286	Daikin Industries, Ltd.	8,600	1,006
Terna Rete Elettrica Nazionale SpA	30,125	181	Daito Trust Construction Co. , Ltd.	2,400	404
Tod's SpA	1,203	93	Daiwa House Industry Co. , Ltd.	24,600	901
UniCredit SpA	135,539	2,933	Daiwa Office Investment Corp. (ö)	37	219
Unione di Banche Italiane SpA	130,664	672	Daiwa Securities Group, Inc.	70,000	430
Unipol Gruppo Finanziario SpA	66,723	357	DeNA Co. , Ltd.	5,000	95
UnipolSai SpA	76,978	207	Denso Corp.	34,000	1,789
Yoox Net-A-Porter Group SpA Class			Dentsu, Inc.	8,300	392
A(Æ)	3,967	181	Disco Corp.	1,700	299
		22,369	Don Quijote Holdings Co. , Ltd.	8,700	468
			East Japan Railway Co.	11,400	1,093
Japan - 24.8%			Eisai Co. , Ltd.	5,700	381
ABC-Mart, Inc.	4,800	316	Electric Power Development Co. , Ltd.	20,700	561
Activia Properties, Inc. (ö)	46	204	FamilyMart UNY Holdings Co. , Ltd.	6,400	622
Advance Residence Investment Corp. (ö)	71	183	FANUC Corp.	6,700	1,442
Aeon Co. , Ltd.	24,900	497	Fast Retailing Co. , Ltd.	2,100	925
AEON Financial Service Co. , Ltd.	7,000	164	Fuji Electric Co. , Ltd.	64,000	458
Air Water, Inc.	19,400	375	Fuji Heavy Industries, Ltd.	30,291	1,017
Aisin Seiki Co. , Ltd.	20,300	1,102	FUJIFILM Holdings Corp.	19,100	769
Ajinomoto Co. , Inc.	14,800	271	Fujitsu, Ltd.	165,000	999
Alfresa Holdings Corp.	34,600	764	Fukuoka Financial Group, Inc.	30,000	161
Alps Electric Co. , Ltd.	12,700	282	GLP J-REIT(ö)	161	173
ANA Holdings, Inc.	9,200	365	GungHo Online Entertainment, Inc.	40,700	122
Aozora Bank, Ltd.	5,200	210	Gunma Bank, Ltd. (The)	40,300	236
Asahi Glass Co. , Ltd.	26,300	1,091	Hachijuni Bank, Ltd. (The)	59,900	317
Asahi Group Holdings, Ltd.	14,700	744	Hakuhodo DY Holdings, Inc.	22,500	315
Asahi Intecc Co. , Ltd.	7,200	251	Hamamatsu Photonics KK	13,700	528
Asahi Kasei Corp.	119,000	1,639	Hankyu Hanshin Holdings, Inc.	12,800	505
Astellas Pharma, Inc.	59,900	878	Haseko Corp.	44,300	698
Bandai Namco Holdings, Inc.	15,000	509	Hikari Tsushin, Inc.	1,000	162
Bank of Kyoto, Ltd. (The)	6,000	361	Hino Motors, Ltd.	59,500	727
Benesse Holdings, Inc.	8,300	303	Hirose Electric Co. , Ltd.	1,155	163
Bridgestone Corp.	34,100	1,423	Hiroshima Bank, Ltd. (The)	36,500	278
Brother Industries, Ltd.	20,600	442	Hisamitsu Pharmaceutical Co. , Inc.	4,500	351
Calbee, Inc.	8,600	290	Hitachi Capital Corp.	5,700	153
Canon Marketing Japan, Inc.	13,200	287	Hitachi Chemical Co. , Ltd.	8,300	182
Canon, Inc.	42,900	1,486	Hitachi Construction Machinery Co. ,
Casio Computer Co. , Ltd.	15,600	232	Ltd.	10,100	367
Central Japan Railway Co.	7,100	1,426	Hitachi High-Technologies Corp.	10,100	471
Century Tokyo Leasing Corp.	6,400	398	Hitachi Metals, Ltd.	34,300	394
Chiba Bank, Ltd. (The)	63,000	508	Hitachi, Ltd.	297,000	2,170
Chiyoda Corp.	25,000	257	Hokuriku Electric Power Co. (Æ)	29,700	303
Chubu Electric Power Co. , Inc.	45,400	711	Honda Motor Co. , Ltd.	86,900	2,985
Chugai Pharmaceutical Co. , Ltd.	12,100	639	Hoshizaki Corp.	3,800	353
Chugoku Bank, Ltd. (The)	20,100	233	Hoya Corp.	12,900	690
Chugoku Electric Power Co. , Inc. (The)	29,200	365	Ibiden Co. , Ltd.	13,700	226
Citizen Watch Co. , Ltd.	47,300	352	Idemitsu Kosan Co. , Ltd.	24,500	959
Coca-Cola Bottlers Japan Holdings, Inc.	7,700	331	IHI Corp.	13,400	440
Concordia Financial Group, Ltd.	125,500	730	Iida Group Holdings Co. , Ltd.	28,400	556

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 885

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Inpex Corp.	65,700	841	Lion Corp.	23,600	507
Isetan Mitsukoshi Holdings, Ltd.	40,200	447	LIXIL Group Corp.	15,900	356
Isuzu Motors, Ltd.	69,700	1,066	M3, Inc.	10,200	384
Ito En, Ltd.	4,700	187	Makita Corp.	7,900	354
ITOCHU Corp.	120,900	2,420	Marubeni Corp.	203,300	1,531
Itochu Techno-Solutions Corp.	21,200	439	Marui Group Co. , Ltd.	9,600	199
Itoham Yonekyu Holdings, Inc.	27,900	254	Maruichi Steel Tube, Ltd.	10,300	352
Iyo Bank, Ltd. (The)	38,800	306	Matsumotokiyoshi Holdings Co. , Ltd.	9,000	401
Izumi Co. , Ltd.	3,100	205	Mazda Motor Corp.	47,400	659
J Front Retailing Co. , Ltd.	33,400	542	McDonald's Holdings Co. Japan, Ltd.	7,800	365
Japan Airport Terminal Co. , Ltd.	7,200	295	Medipal Holdings Corp.	30,900	664
Japan Exchange Group, Inc.	28,500	529	MEIJI Holdings Co. , Ltd.	2,200	177
Japan Hotel REIT Investment Corp. (ö)	274	207	Minebea Co. , Ltd.	28,800	578
Japan Post Bank Co. , Ltd.	12,600	171	MISUMI Group, Inc.	28,800	797
Japan Post Holdings Co. , Ltd.	34,200	416	Mitsubishi Chemical Holdings Corp.	152,900	1,452
Japan Post Insurance Co. , Ltd.	12,600	310	Mitsubishi Corp.	95,100	2,630
Japan Prime Realty Investment Corp. (ö)	56	203	Mitsubishi Electric Corp.	102,200	1,569
Japan Real Estate Investment Corp. (ö)	36	187	Mitsubishi Estate Co. , Ltd.	24,100	441
Japan Retail Fund Investment Corp. (ö)	101	189	Mitsubishi Gas Chemical Co. , Inc.	27,300	642
Japan Tobacco, Inc.	20,100	540	Mitsubishi Heavy Industries, Ltd.	26,200	1,036
JFE Holdings, Inc.	53,200	1,096	Mitsubishi Logistics Corp.	7,000	161
JGC Corp.	14,000	343	Mitsubishi Materials Corp.	13,800	421
JSR Corp.	35,800	675	Mitsubishi Motors Corp.	97,400	725
JTEKT Corp.	31,900	517	Mitsubishi Tanabe Pharma Corp.	19,600	372
JX Holdings, Inc.	244,200	1,593	Mitsubishi UFJ Financial Group, Inc.	585,900	3,925
Kajima Corp.	95,000	916	Mitsubishi UFJ Lease & Finance Co. ,
Kakaku. com, Inc.	11,500	219	Ltd.	40,300	257
Kaken Pharmaceutical Co. , Ltd.	1,800	106	Mitsui & Co. , Ltd.	97,600	1,763
Kamigumi Co. , Ltd.	15,500	349	Mitsui Chemicals, Inc.	26,800	769
Kaneka Corp.	36,000	355	Mitsui Fudosan Co. , Ltd.	11,800	303
Kansai Electric Power Co. , Inc. (The)	81,400	1,136	Mitsui OSK Lines, Ltd.	11,300	335
Kansai Paint Co. , Ltd.	7,000	157	Mixi, Inc.	4,100	135
Kao Corp.	11,700	840	Mizuho Financial Group, Inc.	1,162,600	2,108
Kawasaki Heavy Industries, Ltd.	22,100	741	MonotaRO Co. , Ltd.	5,300	185
KDDI Corp.	54,600	1,466	MS&AD Insurance Group Holdings, Inc.	38,600	1,295
Keio Corp.	3,000	137	Murata Manufacturing Co. , Ltd.	5,800	733
Keisei Electric Railway Co. , Ltd.	9,700	316	Nabtesco Corp.	10,300	372
Kewpie Corp.	6,600	154	Nagoya Railroad Co. , Ltd.	8,000	210
Keyence Corp.	3,200	1,953	Nankai Electric Railway Co. , Ltd.	7,000	186
Kikkoman Corp.	5,600	243	NEC Corp.	31,200	857
Kintetsu Group Holdings Co. , Ltd.	5,000	204	Nexon Co. , Ltd. (Æ)	26,600	387
Kirin Holdings Co. , Ltd.	39,500	1,107	NGK Insulators, Ltd.	13,400	246
Kobayashi Pharmaceutical Co. , Ltd.	7,400	623	NGK Spark Plug Co. , Ltd.	18,100	466
Kobe Steel, Ltd.	26,300	270	NH Foods, Ltd.	9,000	394
Koito Manufacturing Co. , Ltd.	6,800	457	NHK Spring Co. , Ltd.	49,600	546
Komatsu, Ltd.	41,100	1,404	Nidec Corp.	9,000	1,409
Konami Holdings Corp.	7,100	349	Nifco, Inc.	3,000	105
Konica Minolta, Inc.	62,000	532	Nintendo Co. , Ltd.	3,400	1,434
Kose Corp.	3,700	684	Nippon Building Fund, Inc. (ö)	34	191
Kubota Corp.	20,500	346	Nippon Electric Glass Co. , Ltd.	8,400	242
Kuraray Co. , Ltd.	21,600	360	Nippon Express Co. , Ltd.	13,900	1,051
Kyocera Corp.	12,800	818	Nippon Prologis REIT, Inc. (ö)	83	175
Kyowa Hakko Kirin Co. , Ltd.	18,200	395	Nippon Shinyaku Co. , Ltd.	4,800	357
Kyushu Electric Power Co. , Inc.	43,500	538	Nippon Shokubai Co. , Ltd.	5,800	394
Kyushu Railway Co.	11,600	371	Nippon Steel & Sumitomo Metal Corp.	37,300	813
Lawson, Inc.	2,200	145	Nippon Telegraph & Telephone Corp.	44,539	2,119
LINE Corp. (Æ)	3,900	141	Nippon Yusen KK	9,500	203

See accompanying notes which are an integral part of the financial statements.

886 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Nissan Chemical Industries, Ltd.	7,400	330	Shin-Etsu Chemical Co. , Ltd.	14,500	1,444
Nissan Motor Co. , Ltd.	139,500	1,467	Shinsei Bank, Ltd.	19,400	302
Nisshin Seifun Group, Inc.	15,900	348	Shionogi & Co. , Ltd.	12,000	618
Nissin Foods Holdings Co. , Ltd.	2,500	184	Shiseido Co. , Ltd.	18,500	1,200
Nitori Holdings Co. , Ltd.	5,100	858	Shizuoka Bank, Ltd. (The)	54,000	549
Nitto Denko Corp.	7,800	579	Showa Shell Sekiyu KK	36,800	520
NOK Corp.	20,900	429	SMC Corp.	3,200	1,219
Nomura Holdings, Inc.	197,300	1,138	SoftBank Group Corp.	20,300	1,574
Nomura Real Estate Holdings, Inc.	22,900	569	Sohgo Security Services Co. , Ltd.	3,300	163
Nomura Real Estate Master Fund, Inc. (ö)	138	193	Sojitz Corp.	187,200	618
Nomura Research Institute, Ltd.	8,700	449	Sompo Japan Nipponkoa Holdings, Inc.	26,600	1,116
NSK, Ltd.	37,500	503	Sony Corp.	33,000	1,625
NTN Corp.	93,000	410	Sony Financial Holdings, Inc.	11,800	215
NTT Data Corp.	14,700	158	Sotetsu Holdings, Inc.	9,000	258
NTT DOCOMO, Inc.	43,500	1,127	Square Enix Holdings Co. , Ltd.	4,800	200
Obayashi Corp.	36,200	417	Stanley Electric Co. , Ltd.	15,500	561
Obic Co. , Ltd.	4,200	351	Start Today Co. , Ltd.	10,400	300
Odakyu Electric Railway Co. , Ltd.	8,000	173	Sugi Holdings Co. , Ltd. - GDR	4,300	250
Oji Holdings Corp.	171,000	1,203	Sumitomo Chemical Co. , Ltd.	185,000	1,063
Omron Corp.	7,200	390	Sumitomo Corp.	141,900	2,554
Ono Pharmaceutical Co. , Ltd.	10,600	246	Sumitomo Dainippon Pharma Co. , Ltd.	20,400	372
Oracle Corp. Japan	1,900	156	Sumitomo Electric Industries, Ltd.	58,700	901
Oriental Land Co. , Ltd.	8,300	827	Sumitomo Heavy Industries, Ltd.	18,000	687
ORIX Corp.	74,800	1,315	Sumitomo Metal Mining Co. , Ltd.	14,500	618
Orix JREIT, Inc. (ö)	124	190	Sumitomo Mitsui Financial Group, Inc.	51,900	2,154
Osaka Gas Co. , Ltd.	33,800	727	Sumitomo Mitsui Trust Holdings, Inc.	23,900	1,015
Otsuka Corp.	14,600	679	Sumitomo Realty & Development Co. ,
Otsuka Holdings Co. , Ltd.	11,300	591	Ltd.	13,000	515
Panasonic Corp.	66,500	985	Sumitomo Rubber Industries, Ltd.	30,600	547
Park24 Co. , Ltd.	9,900	281	Sundrug Co. , Ltd.	6,100	313
PeptiDream, Inc. (Æ)	2,500	101	Suntory Beverage & Food, Ltd.	6,400	315
Pigeon Corp.	14,200	664	Suruga Bank, Ltd.	11,500	156
Pola Orbis Holdings, Inc.	11,700	510	Suzuken Co. , Ltd.	13,600	585
Rakuten, Inc.	53,600	381	Suzuki Motor Corp.	15,600	840
Recruit Holdings Co. , Ltd.	70,000	1,612	Sysmex Corp.	8,800	777
Resona Holdings, Inc.	139,600	794	T&D Holdings, Inc.	43,100	731
Ricoh Co. , Ltd.	40,600	397	Taiheiyo Cement Corp.	13,300	504
Rinnai Corp.	1,700	169	Taisei Corp.	3,500	189
Rohm Co. , Ltd.	4,300	394	Taisho Pharmaceutical Holdings Co. ,
Ryohin Keikaku Co. , Ltd.	1,900	649	Ltd.	3,300	316
Sankyo Co. , Ltd.	5,600	197	Taiyo Nippon Sanso Corp.	13,200	196
Santen Pharmaceutical Co. , Ltd.	21,900	368	Takashimaya Co. , Ltd.	60,000	516
Sawai Pharmaceutical Co. , Ltd.	6,000	260	Takeda Pharmaceutical Co. , Ltd.	25,100	1,055
SBI Holdings, Inc.	9,700	245	TDK Corp.	8,800	750
SCSK Corp.	2,300	98	Teijin, Ltd.	22,500	424
Secom Co. , Ltd.	6,700	502	Temp Holdings Co. , Ltd.	10,900	259
Sega Sammy Holdings, Inc.	34,500	566	Terumo Corp.	9,200	521
Seiko Epson Corp.	18,100	339	THK Co. , Ltd.	11,100	388
Sekisui Chemical Co. , Ltd.	25,500	452	Tobu Railway Co. , Ltd.	9,000	287
Sekisui House, Ltd.	42,600	779	Toho Gas Co. , Ltd.	6,000	182
Seven & i Holdings Co. , Ltd.	21,100	927	Tohoku Electric Power Co. , Inc.	67,000	864
Sharp Corp. (Ñ)	12,000	350	Tokio Marine Holdings, Inc.	27,400	1,293
Shikoku Electric Power Co. , Inc.	24,100	306	Tokyo Broadcasting System Holdings,
Shimadzu Corp.	27,000	732	Inc.	17,200	382
Shimamura Co. , Ltd.	4,200	490	Tokyo Electric Power Co. Holdings, Inc.
Shimano, Inc.	3,000	399	(Æ)	126,100	598
Shimizu Corp.	46,800	463	Tokyo Electron, Ltd.	5,900	1,132

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 887

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Tokyo Gas Co. , Ltd.	36,200	970	Akzo Nobel NV(Ñ)	6,296	567
Tokyo Tatemono Co. , Ltd.	22,400	341	Altice NV Class A(Æ)	20,421	195
Tokyu Corp.	11,000	185	Altice NV Class B(Æ)	3,333	32
Tokyu Fudosan Holdings Corp.	69,200	544	ASM International NV(Ñ)	5,573	333
Toppan Printing Co. , Ltd.	39,000	326	ASML Holding NV	13,101	2,476
Toray Industries, Inc.	45,100	421	ASR Nederland NV	12,296	580
Tosoh Corp.	43,000	763	Boskalis Westminster	5,487	162
TOTO, Ltd.	5,900	334	Euronext NV(Þ)	3,911	280
Toyo Seikan Group Holdings, Ltd.	14,300	225	EXOR NV	8,474	626
Toyo Suisan Kaisha, Ltd.	5,000	197	Ferrari NV	4,191	515
Toyoda Gosei Co. , Ltd.	22,300	565	HAL Trust(Ñ)	2,291	423
Toyota Boshoku Corp.	8,500	179	Heineken Holding NV	1,847	187
Toyota Industries Corp.	16,900	999	Heineken NV	3,006	316
Toyota Motor Corp.	118,400	7,755	ING Groep NV	249,929	4,193
Toyota Tsusho Corp.	26,600	956	Koninklijke Ahold Delhaize NV	104,403	2,517
Trend Micro, Inc.	6,300	378	Koninklijke DSM NV	8,865	915
Tsuruha Holdings, Inc.	1,900	273	Koninklijke KPN NV	24,285	75
Unicharm Corp.	19,300	542	Koninklijke Philips NV	11,266	476
United Urban Investment Corp. (ö)	119	184	Koninklijke Vopak NV(Ñ)	10,694	525
USS Co. , Ltd.	20,800	437	NN Group NV	22,646	1,081
Welcia Holdings Co. , Ltd.	5,100	261	Philips Lighting NV(Þ)	7,170	218
West Japan Railway Co.	10,500	744	Randstad Holding NV	12,386	796
Yahoo! Japan Corp. (Ñ)	51,200	211	Royal Dutch Shell PLC Class A	123,581	4,322
Yakult Honsha Co. , Ltd.	9,200	656	SBM Offshore NV	41,276	691
Yamada Denki Co. , Ltd. (Ñ)	118,400	621	Wolters Kluwer NV	10,902	588
Yamaguchi Financial Group, Inc.	24,000	300	X5 Retail Group NV - GDR	4,614	131
Yamaha Corp.	12,300	595			26,727
Yamaha Motor Co. , Ltd.	36,700	1,170
Yamato Holdings Co. , Ltd.	12,600	324	New Zealand - 0.1%
Yamazaki Baking Co. , Ltd.	9,200	201	Contact Energy, Ltd.	45,628	172
Yaskawa Electric Corp.	15,100	616	Fisher & Paykel Healthcare Corp. , Ltd.	28,945	259
Yokogawa Electric Corp.	12,600	278	Fonterra Group, Ltd. (Ñ)	52,465	211
Yokohama Rubber Co. , Ltd. (The)	25,500	601	Ryman Healthcare, Ltd.	22,565	168
		216,695	Spark New Zealand, Ltd.	70,417	171
					981
Jersey - 0.7%
Experian PLC	8,274	189	Norway - 0.8%
Glencore PLC(Æ)	769,516	3,705	DNB ASA	137,814	2,570
Janus Henderson Group PLC	7,389	233	Kongsberg Gruppen ASA	5,081	125
Randgold Resources, Ltd.	1,023	83	Leroy Seafood Group ASA	30,430	223
Shire PLC - ADR	24,781	1,317	Marine Harvest ASA	24,533	533
Wolseley PLC - ADR	7,028	537	Norsk Hydro ASA	157,517	976
		6,064	Orkla ASA	14,573	135
			Salmar ASA Class A	8,421	392
Luxembourg - 0.4%			Statoil ASA Class N	32,299	827
Aperam SA	8,255	401	Telenor ASA	32,052	709
ArcelorMittal SA(Æ)	61,660	2,076	Yara International ASA	4,719	198
Eurofins Scientific SE	429	231			6,688
SES SA(Ñ)	30,775	475
Tenaris SA	38,324	717	Portugal - 0.4%
		3,900	Banco BPI SA Class G(Æ)	79,958	117
			Banco Comercial Portugues SA Class
Netherlands - 3.1%			R(Æ)	1,022,782	341
Aalberts Industries NV	8,502	417	Banco Espirito Santo SA Class C(Å)
ABN AMRO Group NV(Þ)	34,068	1,056	(Æ)(Š)	22,842	3
Aegon NV	159,125	1,163	Energias de Portugal SA(Ñ)	308,267	1,145
AerCap Holdings NV(Æ)	16,701	871	Galp Energia SGPS SA Class B	27,809	533

See accompanying notes which are an integral part of the financial statements.

888 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Jeronimo Martins SGPS SA	14,536	254	Alfa Laval AB	23,463	582
Navigator Co. SA (The) - ADR	93,554	545	Assa Abloy AB Class B	33,358	697
Sonae SGPS SA	314,581	427	Atlas Copco AB Class A	43,762	1,704
		3,365	Atlas Copco AB Class B	14,513	512
			Axfood AB	9,352	174
Singapore - 0.8%			Axis Communications AB(Å)	4,802	184
CapitaLand, Ltd.	100,100	282	Boliden AB	23,894	831
City Developments, Ltd.	19,900	190	Castellum AB	16,539	268
DBS Group Holdings, Ltd.	80,000	1,848	Electrolux AB	8,272	217
Keppel Corp. , Ltd. - ADR	79,800	489	Elekta AB Class B	21,117	240
Oversea-Chinese Banking Corp. , Ltd.	237,313	2,449	Essity Aktiebolag Class A	4,083	103
United Overseas Bank, Ltd.	83,600	1,888	Essity Aktiebolag Class B	14,398	364
		7,146	Fabege AB	13,042	151
			Fastighets AB Balder Class B(Æ)	5,693	147
Spain - 3.4%			Fingerprint Cards AB Class B(Æ)	43,334	37
Abertis Infraestructuras SA	27,817	613	Getinge AB Class B(Ñ)	12,378	115
Acciona SA	2,994	250	Hennes & Mauritz AB Class B	21,742	372
Acerinox SA	7,935	111	Hexagon AB Class B	12,514	721
ACS Actividades de Construccion y			Hexpol AB	7,509	78
Servicios SA	19,018	800	Holmen AB Class B	7,670	189
Aena SA(Þ)	3,215	663	Hufvudstaden AB Class A	15,438	226
Amadeus IT Group SA Class A	19,272	1,404	Husqvarna AB Class B	28,573	275
Atresmedia Corp. de Medios de			ICA Gruppen AB(Ñ)	8,459	263
Comunicacion SA	7,020	66	Investment AB Latour Class B	16,036	176
Banco Bilbao Vizcaya Argentaria SA			Kindred Group PLC(Æ)	7,128	92
- ADR	401,808	3,256	L E Lundbergforetagen AB Class B	1,340	91
Banco de Sabadell SA - ADR	517,140	1,010	Lifco AB Class B	3,138	114
Banco Santander SA - ADR(Ñ)	809,418	5,220	NCC AB Class B	9,989	184
Bankia SA	117,974	518	NIBE Industrier AB B Shares(Æ)	23,928	244
Bankinter SA	51,967	543	Nordea Bank AB	199,865	2,028
CaixaBank SA	356,689	1,734	Saab AB Class B	5,132	210
Cellnex Telecom SA(Þ)	3,632	97	Sandvik AB	64,596	1,099
Corp. Financiera Alba SA	5,491	342	Securitas AB Class B	9,555	154
Distribuidora Internacional de			Skandinaviska Enskilda Banken AB
Alimentacion SA	69,257	321	Class A	145,563	1,370
Ebro Foods SA	10,139	244	Skanska AB Class B(Ñ)	5,325	104
Enagas SA	33,535	975	SKF AB Class B	28,745	583
Endesa SA - ADR	26,014	607	SSAB AB Class A	74,414	418
Gamesa Corp. Technologica SA	11,592	198	Svenska Cellulosa AB SCA Class A	6,940	78
Gas Natural SDG SA	36,042	907	Svenska Cellulosa AB SCA Class B	85,802	952
Gestamp Automocion SA(Æ)(Þ)	50,894	413	Svenska Handelsbanken AB Class A	98,434	1,099
Grupo Catalana Occidente SA	6,389	281	Swedbank AB Class A	55,179	1,203
Iberdrola SA	312,009	2,405	Tele2 AB Class B	31,103	404
Industria de Diseno Textil SA(Ñ)	39,504	1,224	Telefonaktiebolaget LM Ericsson Class B	66,702	506
Mapfre SA	88,222	306	Telia Co. AB	200,925	985
Melia Hotels International SA	7,743	115	Trelleborg AB Class B(Ñ)	19,413	454
Merlin Properties Socimi SA(ö)	13,625	210	Volvo AB Class B	66,449	1,122
Obrascon Huarte Lain SA(Æ)(Ñ)	29,590	138	Volvo AB Class A - GDR	10,312	176
Repsol SA - ADR	128,389	2,444	Wallenstam AB B Shares(Æ)	11,058	99
Tecnicas Reunidas SA	12,506	402			22,660
Telefonica SA - ADR	200,975	2,046
Zardoya Otis SA	13,699	140	Switzerland - 7.1%
		30,003	ABB, Ltd.	58,196	1,356
			Adecco SA	14,029	929
Sweden - 2.6%			Allreal Holding AG(Æ)	1,564	257
AAK AB	1,138	101	Alpiq Holding AG(Æ)	3,714	281
Ahlsell AB(Þ)	27,480	164	Aryzta AG(Æ)(Ñ)	8,131	171

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 889

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Baloise Holding AG	7,993	1,265	United Kingdom - 14.2%
Barry Callebaut AG	145	260	3i Group PLC	142,165	1,838
Basellandschaftliche Kantonalbank	284	266	Admiral Group PLC	7,081	194
Basler Kantonalbank	2,343	182	AdStar, Inc. (Æ)	2,399	193
Berner Kantonalbank AG	1,277	239	Aggreko PLC	24,469	246
Bucher Industries AG	429	157	Anglo American PLC	80,677	1,893
Chocoladefabriken Lindt & Spruengli			Antofagasta PLC	12,659	168
AG	330	2,117	Ashtead Group PLC	15,022	418
Cie Financiere Richemont SA	20,105	1,909	Associated British Foods PLC	10,830	402
Clariant AG(Æ)	13,176	304	AstraZeneca PLC	28,374	1,989
Coca-Cola HBC AG - ADR(Æ)	12,845	431	Aviva PLC	364,750	2,652
Credit Suisse Group AG(Æ)	142,182	2,389	Babcock International Group PLC	46,196	467
DKSH Holding AG	1,710	137	BAE Systems PLC	65,245	548
Dufry AG(Æ)	751	106	Barclays PLC	538,399	1,536
Emmi AG	404	326	Barratt Developments PLC	154,443	1,184
EMS-Chemie Holding AG	877	541	BBA Aviation PLC	61,853	271
Flughafen Zurich AG	959	200	Bellway PLC	20,903	950
GAM Holding AG(Æ)	22,618	361	Berkeley Group Holdings PLC	20,846	1,167
Geberit AG	948	405	BHP Billiton PLC	119,405	2,531
Georg Fischer AG	101	125	BP PLC	870,925	6,434
Givaudan SA	385	858	British American Tobacco PLC	81,836	4,497
Helvetia Holding AG	637	378	British Land Co. PLC (The)(ö)	15,710	145
Idorsia, Ltd. (Æ)	4,580	105	Britvic PLC	16,432	162
Julius Baer Group, Ltd. (Æ)	10,188	605	BT Group PLC	437,911	1,499
Kaba Holding AG(Æ)	110	85	BTG PLC(Æ)	9,764	92
Kuehne & Nagel International AG	1,364	212	Burberry Group PLC	16,472	413
LafargeHolcim, Ltd. (Æ)	33,689	1,870	Centrica PLC	394,313	833
Lonza Group AG(Æ)	1,784	436	Close Brothers Group PLC	10,926	230
Nestle SA	143,195	11,071	CNH Industrial NV	34,052	419
Novartis AG	95,552	7,349	Compass Group PLC	35,164	754
OC Oerlikon Corp. AG(Æ)	19,462	314	Croda International PLC	7,150	437
Partners Group Holding AG	1,091	795	CYBG PLC	47,455	197
PSP Swiss Property AG	1,901	178	Daily Mail & General Trust PLC Class A	27,048	251
Roche Holding AG	28,363	6,293	Derwent London PLC(ö)	2,249	99
Schindler Holding AG	3,618	746	Diageo PLC	90,572	3,222
SFS Group AG(Æ)	2,626	295	Dialog Semiconductor PLC(Æ)	3,793	81
SGS SA	177	429	Direct Line Insurance Group PLC	138,602	713
Sika AG	136	986	Dixons Carphone PLC	163,498	455
Sonova Holding AG	1,897	314	Drax Group PLC	50,781	220
St. Galler Kantonalbank AG	360	193	DS Smith PLC Class F	49,067	352
STMicroelectronics NV	21,175	462	easyJet PLC	24,060	524
Straumann Holding AG	843	572	Fiat Chrysler Automobiles NV(Æ)	140,864	3,139
Sunrise Communications Group AG(Æ)			Galiform PLC	47,602	312
(Þ)	1,002	79	GKN PLC	200,130	1,278
Swatch Group AG (The)	4,983	443	GlaxoSmithKline PLC - ADR	108,045	2,168
Swatch Group AG (The) Class B	1,506	725	Greene King PLC	24,710	186
Swiss Life Holding AG(Æ)	3,116	1,091	Halma PLC	16,782	282
Swiss Re AG	26,385	2,511	Hargreaves Lansdown PLC	19,744	484
Swisscom AG	1,074	515	Hays PLC	138,382	341
TE Connectivity, Ltd.	3,180	292	Hiscox, Ltd.	6,829	140
Temenos Group AG(Æ)	2,119	266	HSBC Holdings PLC	971,153	9,678
UBS Group AG(Æ)	178,880	3,005	IG Group Holdings PLC	18,516	211
Vifor Pharma AG	1,776	280	IMI PLC	13,337	200
Zurich Insurance Group AG	10,183	3,248	Imperial Tobacco Group PLC	11,753	420
		61,715	Inchcape PLC	93,533	934
			Indivior PLC(Æ)	35,419	219
			Informa PLC	17,622	179

See accompanying notes which are an integral part of the financial statements.

890 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Inmarsat PLC	31,750	164	Subsea 7 SA	47,320	662
InterContinental Hotels Group PLC(Æ)	1,863	117	Tate & Lyle PLC	66,837	528
Intermediate Capital Group PLC(Æ)	18,305	273	Taylor Wimpey PLC	443,162	1,168
International Consolidated Airlines			TechnipFMC PLC	5,212	171
Group SA	133,755	1,154	Tesco PLC	245,994	798
Intertek Group PLC	3,616	243	Travis Perkins PLC	25,597	445
Investec PLC	65,827	522	Unilever NV	37,139	2,119
J Sainsbury PLC	163,946	695	Unilever PLC	41,783	2,341
JD Sports Fashion PLC	38,622	207	Vodafone Group PLC	988,367	2,876
John Wood Group PLC	74,322	579	WH Smith PLC	8,820	237
Johnson Matthey PLC	20,473	926	William Hill PLC	110,613	445
Just Eat PLC(Æ)	16,641	177	Wm Morrison Supermarkets PLC	322,953	1,079
Kingfisher PLC	305,950	1,275			124,338
Land Securities Group PLC(ö)	15,921	216
Legal & General Group PLC	770,389	2,857	United States - 0.4%
Lloyds Banking Group PLC	4,237,940	3,767	BlackRock Health Sciences Trust	56,121	312
London Stock Exchange Group PLC	15,678	926	Carnival PLC	6,745	436
Marks & Spencer Group PLC	146,528	578	Thomson Reuters Corp.	3,810	153
Meggitt PLC	73,500	477	Valeant Pharmaceuticals International,
Metro Bank PLC Class A(Æ)	4,093	186	Inc. (Æ)	20,638	373
Millennium & Copthorne Hotels PLC	22,256	175	Wausau Paper Corp.	122,032	2,090
Mondi PLC	31,064	865	Wordplay, Inc. Class A(Æ)(Ñ)	1,065	86
Moneysupermarket. com Group PLC	43,063	177			3,450
National Grid PLC	193,729	2,244
Next PLC	14,010	1,009	Total Common Stocks
Old Mutual PLC	540,330	1,867	(cost $708,232)		829,474
Pearson PLC	61,332	701
Persimmon PLC Class A	42,219	1,576
Petrofac, Ltd.	89,460	742	Investments in Other Funds - 2.7%
Prudential PLC	94,957	2,435	Vanguard FTSE Emerging Markets ETF	514,816	23,517
Reckitt Benckiser Group PLC	17,764	1,393	Total Investments in Other Funds
RELX NV	6,525	138	(cost $20,882)		23,517
RELX PLC	18,079	386
Rentokil Initial PLC	130,233	549	Preferred Stocks - 0.7%
Rightmove PLC	2,731	171	Germany - 0.7%
Rio Tinto PLC	51,920	2,813	Bayerische Motoren Werke AG
Rolls-Royce Holdings PLC(Æ)(Š)	464,908	1	4.816%(Ÿ)	3,239	313
Rolls-Royce Holdings PLC(Æ)	6,548	75	Fuchs Petrolub SE
Royal Bank of Scotland Group PLC(Æ)	208,089	773	1.808%(Ÿ)	4,512	242
Royal Dutch Shell PLC Class B	243,387	8,693	Henkel AG & Co. KGaA
Royal Mail PLC	88,579	707	1.327%(Ÿ)	3,752	477
RPC Group PLC	14,202	154	Jungheinrich AG
RSA Insurance Group PLC	24,718	223	1.136%(Ÿ)	3,527	149
Sage Group PLC (The)	30,909	269	Porsche Automobil Holding SE
Schroders PLC	3,598	163	1.568%(Ÿ)	17,527	1,494
Scottish & Southern Energy PLC	39,449	749	Sartorius AG
Segro PLC(ö)	30,469	271	0.570%(Ÿ)	1,804	278
Shaftesbury PLC(ö)	6,317	88	Schaeffler AG
Sky PLC	28,922	549	3.681%(Ÿ)	12,410	193
Smith & Nephew PLC	24,049	461	Volkswagen AG
Smiths Group PLC	11,650	256	1.258%(Ÿ)	11,135	2,306
Spectris PLC	11,682	431			5,452
Spirax-Sarco Engineering PLC	6,590	522
Sports Direct International PLC(Æ)	83,951	464	Italy - 0.0%
St. James's Place PLC	32,498	507	Telecom Italia SpA
Standard Chartered PLC	92,141	971	4.472%(Ÿ)	103,798	89
Standard Life Aberdeen PLC	342,707	1,715

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 891

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	Japan- 0.0%
	Ito En, Ltd.
	2.132%(Ÿ)	10,000		211
	Shinkin Central Bank Class A
	2.792%(Ÿ)	93		200
				411

	Total Preferred Stocks
	(cost $4,975)			5,952

	Short-Term Investments - 0.2%
	United States - 0.2%
	U. S. Cash Management Fund(@)	1,852,868	(8)	1,853
	Total Short-Term Investments
	(cost $1,853)			1,853

	Other Securities - 2.7%
	U. S. Cash Collateral Fund(×)(@)	24,063,477	(8)	24,063
	Total Other Securities
	(cost $24,063)			24,063

	Total Investments 101.1%
	(identified cost $760,005)			884,859

	Other Assets and Liabilities, Net
-	(1.1%)			(9,466)
	Net Assets - 100.0%			875,393

See accompanying notes which are an integral part of the financial statements.

892 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.0%
Axis Communications AB	09/11/17	EUR	4,802	44.23	212	184
Banco Espirito Santo SA	07/31/14	EUR	22,842	0.27	6	3
Melco Crown Entertainment, Ltd.	07/31/14	HKD	8,400	8.32	70	87
						274
For a description of restricted securities see note 8 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 893

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
EURO STOXX 50 Index Futures			210	EUR	7,295	06/18	322
FTSE 100 Index Futures			91	GBP	6,789	06/18	410
S&P/TSX 60 Index Futures			31	CAD	5,703	06/18	13
SPI 200 Index Futures			38	AUD	5,668	06/18	(15)
Short Positions
S&P 500 E-Mini Index Futures			139	USD	18,397	06/18	754
TOPIX Index Futures			55	JPY	978,725	06/18	(453)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							1,031

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Bank of America	USD	116		CAD	150	06/20/18	1
Bank of America	USD	48		JPY	5,000	06/20/18	(3)
Bank of America	CAD	68		USD	54	06/20/18	1
Bank of Montreal	USD	1,351		AUD	1,732	06/20/18	(46)
Bank of Montreal	USD	2,655		AUD	3,405	06/20/18	(91)
Bank of Montreal	USD	1,381		CAD	1,780	06/20/18	7
Bank of Montreal	USD	4,141		CAD	5,338	06/20/18	21
Bank of Montreal	USD	3,028		EUR	2,433	06/20/18	(79)
Bank of Montreal	USD	2,936		GBP	2,109	06/20/18	(26)
Bank of Montreal	USD	3,081		GBP	2,213	06/20/18	(28)
Bank of Montreal	USD	1,615		HKD	12,625	06/20/18	(4)
Bank of Montreal	CHF	3,208		USD	3,413	06/20/18	164
Bank of Montreal	EUR	1,050		USD	1,306	06/20/18	34
Bank of Montreal	JPY	174,500		USD	1,654	06/20/18	53
Bank of Montreal	JPY	333,333		USD	3,160	06/20/18	101
Bank of Montreal	NOK	10,225		USD	1,309	06/20/18	32
Bank of Montreal	NZD	1,500		USD	1,088	06/20/18	33
Bank of Montreal	SEK	13,238		USD	1,615	06/20/18	97
Brown Brothers Harriman	USD	26		NOK	200	06/20/18	(1)
Brown Brothers Harriman	USD	38		NOK	300	06/20/18	(1)
Brown Brothers Harriman	CAD	40		USD	32	06/20/18	1
Brown Brothers Harriman	CAD	60		USD	48	06/20/18	1
Brown Brothers Harriman	CAD	100		USD	78	06/20/18	—
Brown Brothers Harriman	CAD	500		USD	384	06/20/18	(6)
Brown Brothers Harriman	GBP	50		USD	71	06/20/18	2
Brown Brothers Harriman	GBP	100		USD	143	06/20/18	5
Citibank	USD	1,350		AUD	1,732	06/20/18	(46)
Citibank	USD	2,654		AUD	3,405	06/20/18	(90)
Citibank	USD	725		CAD	935	06/20/18	4
Citibank	USD	1,381		CAD	1,780	06/20/18	7
Citibank	USD	4,141		CAD	5,338	06/20/18	21
Citibank	USD	3,027		EUR	2,433	06/20/18	(78)
Citibank	USD	2,934		GBP	2,109	06/20/18	(24)
Citibank	USD	3,079		GBP	2,213	06/20/18	(26)

See accompanying notes which are an integral part of the financial statements.

894 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	USD	1,615	HKD	12,625	06/20/18	(4)
Citibank	CAD	130	USD	104	06/20/18	2
Citibank	CHF	3,208	USD	3,412	06/20/18	161
Citibank	EUR	1,050	USD	1,306	06/20/18	34
Citibank	JPY	174,500	USD	1,655	06/20/18	53
Citibank	JPY	333,333	USD	3,161	06/20/18	102
Citibank	NOK	10,225	USD	1,306	06/20/18	29
Citibank	NZD	1,500	USD	1,087	06/20/18	32
Citibank	SEK	13,238	USD	1,614	06/20/18	97
Royal Bank of Canada	USD	1,353	AUD	1,732	06/20/18	(49)
Royal Bank of Canada	USD	2,659	AUD	3,405	06/20/18	(96)
Royal Bank of Canada	USD	155	CAD	200	06/20/18	—
Royal Bank of Canada	USD	727	CAD	935	06/20/18	2
Royal Bank of Canada	USD	1,384	CAD	1,780	06/20/18	4
Royal Bank of Canada	USD	4,151	CAD	5,338	06/20/18	11
Royal Bank of Canada	USD	3,032	EUR	2,433	06/20/18	(83)
Royal Bank of Canada	USD	2,937	GBP	2,109	06/20/18	(27)
Royal Bank of Canada	USD	3,081	GBP	2,213	06/20/18	(28)
Royal Bank of Canada	USD	1,614	HKD	12,625	06/20/18	(4)
Royal Bank of Canada	CAD	200	USD	157	06/20/18	1
Royal Bank of Canada	CAD	252	USD	200	06/20/18	3
Royal Bank of Canada	CAD	350	USD	278	06/20/18	5
Royal Bank of Canada	CHF	3,208	USD	3,414	06/20/18	165
Royal Bank of Canada	EUR	1,050	USD	1,308	06/20/18	36
Royal Bank of Canada	JPY	174,500	USD	1,653	06/20/18	51
Royal Bank of Canada	JPY	333,333	USD	3,157	06/20/18	98
Royal Bank of Canada	NOK	10,225	USD	1,311	06/20/18	34
Royal Bank of Canada	NZD	1,500	USD	1,089	06/20/18	34
Royal Bank of Canada	SEK	13,238	USD	1,617	06/20/18	100
State Street	CAD	50	USD	39	06/20/18	—
State Street	CAD	50	USD	39	06/20/18	—
State Street	CAD	120	USD	95	06/20/18	2
State Street	CAD	300	USD	239	06/20/18	5
State Street	GBP	100	USD	141	06/20/18	3
UBS	USD	2,658	AUD	3,405	06/20/18	(94)
UBS	USD	4,146	CAD	5,338	06/20/18	16
UBS	USD	3,083	GBP	2,213	06/20/18	(30)
UBS	USD	1,615	HKD	12,625	06/20/18	(5)
UBS	CHF	3,208	USD	3,417	06/20/18	168
UBS	EUR	1,050	USD	1,310	06/20/18	37
UBS	JPY	174,500	USD	1,656	06/20/18	54
UBS	NOK	10,225	USD	1,311	06/20/18	34
UBS	NZD	1,500	USD	1,089	06/20/18	34
UBS	SEK	13,238	USD	1,618	06/20/18	101
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,124

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 895

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Australia	$—	$33,503	$—	$—	$33,503	3.8
Austria	—	6,717	—	—	6,717	0.8
Belgium	—	9,050	—	—	9,050	1.0
Canada	54,235	—	—	—	54,235	6.2
Cayman Islands	—	146	—	—	146	— *
China	—	186	—	—	186	— *
Denmark	—	11,948	—	—	11,948	1.4
Finland	—	8,702	—	—	8,702	1.0
France	49	74,503	—	—	74,552	8.5
Germany	—	65,202	—	—	65,202	7.4
Hong Kong	—	18,601	87	—	18,688	2.1
Ireland	621	4,718	—	—	5,339	0.6
Israel	1,031	4,074	—	—	5,105	0.6
Italy	—	22,369	—	—	22,369	2.6
Japan	—	216,695	—	—	216,695	24.8
Jersey	233	5,831	—	—	6,064	0.7
Luxembourg	—	3,900	—	—	3,900	0.4
Netherlands	871	25,856	—	—	26,727	3.1
New Zealand	—	981	—	—	981	0.1
Norway	—	6,688	—	—	6,688	0.8
Portugal	—	3,362	3	—	3,365	0.4
Singapore	—	7,146	—	—	7,146	0.8
Spain	—	30,003	—	—	30,003	3.4
Sweden	—	22,660	—	—	22,660	2.6
Switzerland	292	61,423	—	—	61,715	7.1
United Kingdom	—	124,337	1	—	124,338	14.2
United States	526	2,924	—	—	3,450	0.4
Investments in Other Funds	23,517	—	—	—	23,517	2.7
Preferred Stocks	—	5,952	—	—	5,952	0.7
Short-Term Investments	—	—	—	1,853	1,853	0.2
Other Securities	—	—	—	24,063	24,063	2.7
Total Investments	81,375	777,477	91	25,916	884,859	101.1
Other Assets and Liabilities, Net						(1.1)
						100.0

Other Financial Instruments
Assets
Futures Contracts	1,499	—	—	—	1,499	0.2
Foreign Currency Exchange Contracts	—	2,093	—	—	2,093	0.2

See accompanying notes which are an integral part of the financial statements.

896 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
A
Liabilities
Futures Contracts	(468)	—	—	—	(468)	(0.1)
Foreign Currency Exchange Contracts	—	(969)	—	—	(969)	(0.1)
Total Other Financial Instruments**	$1,031	$1,124	$—	$—	$2,155

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2018, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 897

Russell Investment Company
Multifactor International Equity Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	126,148
Consumer Staples	52,185
Energy	54,466
Financial Services	262,358
Health Care	59,034
Materials and Processing	93,322
Producer Durables	115,838
Technology	42,987
Utilities	52,605
Short-Term Investments	1,853
Other Securities	24,063
Total Investments	884,859

See accompanying notes which are an integral part of the financial statements.

898 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$2,093
Receivable from Broker for Futures*	1,499	—
Total	$1,499	$2,093

Location: Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures*	$468	$—
Unrealized depreciation on foreign currency exchange contracts	—	969
Total	$468	$969
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(1,527)	$—
Foreign currency exchange contracts	—	(490)
Total	$(1,527)	$(490)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$1,082	$—
Foreign currency exchange contracts	—	638
Total	$1,082	$638

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 899

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
			Amounts		of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value		$22,791	$—	$22,791
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts		2,093	—	2,093
Futures Contracts	Receivable from Broker for Futures		2,421	—	2,421
Total Financial and Derivative Assets			27,305	—	27,305
Financial and Derivative Assets not subject to a netting agreement			(2,422)	—	(2,422)
Total Financial and Derivative Assets subject to a netting agreement			$24,883	$—	$24,883

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Bank of America		$1	$1	$—	$—
Bank of Montreal		543	274	—	269
Barclays		6,300	—	6,300	—
Brown Brothers Harriman		9	8	—	1
Citigroup		4,967	268	4,424	275
Credit Suisse		295	—	295	—
Goldman Sachs		1,407	—	1,407	—
HSBC		643	—	643	—
ING		56	—	56	—
Merrill Lynch		6,942	—	6,942	—
Morgan Stanley		1,322	—	1,322	—
Royal Bank of Canada		544	286	—	258
State Street		10	—	—	10
UBS		1,844	131	1,400	313
Total		$24,883	$968	$22,789	$1,126

See accompanying notes which are an integral part of the financial statements.

900 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures	$562	$ — $	562
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	969	—	969
Total Financial and Derivative Liabilities		1,531	—	1,531
Financial and Derivative Liabilities not subject to a netting agreement		(562)	—	(562)
Total Financial and Derivative Liabilities subject to a netting agreement		$969	$ — $	969

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$2	$1	$—	$1
Bank of Montreal	274	274	—	—
Brown Brothers Harriman	8	8	—	—
Citigroup	268	268	—	—
Royal Bank of Canada	286	286	—	—
UBS	131	131	—	—
Total	$969	$968	$—	$1

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 901

Russell Investment Company
Multifactor International Equity Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$760,005
Investments, at fair value(*)(>)	884,859
Foreign currency holdings(^)	6,223
Unrealized appreciation on foreign currency exchange contracts	2,093
Receivables:
Dividends and interest	4,094
Dividends from affiliated funds	20
Fund shares sold	600
Foreign capital gains taxes recoverable	1,391
From broker(a)(b)	3,684
Prepaid expenses	7
Total assets	902,971

Liabilities
Payables:
Due to custodian	798
Due to broker (c)(d)	1,010
Investments purchased	1
Fund shares redeemed	272
Accrued fees to affiliates	334
Other accrued expenses	131
Unrealized depreciation on foreign currency exchange contracts	969
Payable upon return of securities loaned	24,063
Total liabilities	27,578

Net Assets	$875,393

See accompanying notes which are an integral part of the financial statements.

902 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3,559
Accumulated net realized gain (loss)	(68,820)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	124,854
Futures contracts	1,031
Foreign currency exchange contracts	1,124
Foreign currency-related transactions	(218)
Shares of beneficial interest	837
Additional paid-in capital	813,026
Net Assets	$875,393

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class M(#)	$10.47
Class M — Net assets	$8,650,610
Class M — Shares outstanding ($. 01 par value)	826,456
Net asset value per share: Class R6(#)	$10.46
Class R6 — Net assets	$2,955,600
Class R6 — Shares outstanding ($. 01 par value)	282,499
Net asset value per share: Class S(#)	$10.45
Class S — Net assets	$120,874,840
Class S — Shares outstanding ($. 01 par value)	11,566,368
Net asset value per share: Class Y(#)	$10.46
Class Y — Net assets	$742,911,502
Class Y — Shares outstanding ($. 01 par value)	71,043,045
Amounts in thousands
(^) Foreign currency holdings - cost	$6,362
(*) Securities on loan included in investments	$22,791
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$25,916

(a) Receivable from Broker for Futures	$1,263
(b) Receivable Variation Margin for Futures	$2,421
(c) Due to Broker for Futures	$448
(d) Payables Variation Margin for Futures	$562
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 903

Russell Investment Company
Multifactor International Equity Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$13,330
Dividends from affiliated funds	164
Interest	4
Securities lending income (net)	172
Less foreign taxes withheld	(1,285)
Total investment income	12,385

Expenses
Advisory fees	2,043
Administrative fees	218
Custodian fees	140
Transfer agent fees - Class M	7
Transfer agent fees - Class R6	1
Transfer agent fees - Class S	108
Transfer agent fees - Class Y	17
Professional fees	42
Registration fees	42
Trustees’ fees	13
Printing fees	19
Miscellaneous	9
Expenses before reductions	2,659
Expense reductions	(307)
Net expenses	2,352
Net investment income (loss)	10,033

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	23,296
Investments in affiliated funds	(6)
Futures contracts	(1,527)
Foreign currency exchange contracts	(490)
Foreign currency-related transactions	213
Net realized gain (loss)	21,486
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(1,913)
Futures contracts	1,082
Foreign currency exchange contracts	638
Foreign currency-related transactions	(138)
Net change in unrealized appreciation (depreciation)	(331)
Net realized and unrealized gain (loss)	21,155
Net Increase (Decrease) in Net Assets from Operations	$31,188

See accompanying notes which are an integral part of the financial statements.

904 Multifactor International Equity Fund

Russell Investment Company
Multifactor International Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,033	$19,532
Net realized gain (loss)	21,486	5,073
Net change in unrealized appreciation (depreciation)	(331)	149,682
Net increase (decrease) in net assets from operations	31,188	174,287

Distributions
From net investment income
Class M	(152)	(19)
Class R6	(74)	(3)
Class S	(2,541)	(68)
Class Y	(21,230)	(17,410)
Net decrease in net assets from distributions	(23,997)	(17,500)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(67,962)	29,782
Total Net Increase (Decrease) in Net Assets	(60,771)	186,569

Net Assets
Beginning of period	936,164	749,595
End of period	$875,393	$936,164
Undistributed (overdistributed) net investment income included in net assets	$3,559	$17,523

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 905

Russell Investment Company
Multifactor International Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars

Class M
Proceeds from shares sold	469	$4,905	413	$4,051
Proceeds from reinvestment of distributions	15	152	2	19
Payments for shares redeemed	(102)	(1,052)	(72)	(687)
Net increase (decrease)	382	4,005	343	3,383
Class R6
Proceeds from shares sold	10	111	277	2,662
Proceeds from reinvestment of distributions	7	74	— **	3
Payments for shares redeemed	(7)	(75)	(17)	(168)
Net increase (decrease)	10	110	260	2,497
Class S
Proceeds from shares sold	3,473	36,348	10,169	93,736
Proceeds from reinvestment of distributions	245	2,508	8	68
Payments for shares redeemed	(1,564)	(16,430)	(1,058)	(10,339)
Net increase (decrease)	2,154	22,426	9,119	83,465
Class Y
Proceeds from shares sold	999	10,260	19,278	190,428
Proceeds from reinvestment of distributions	2,074	21,230	2,055	17,410
Payments for shares redeemed	(11,985)	(125,993)	(28,238)	(267,401)
Net increase (decrease)	(8,912)	(94,503)	(6,905)	(59,563)
Total increase (decrease)	(6,366)	$(67,962)	2,817	$29,782

** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

906 Multifactor International Equity Fund

(This page intentionally left blank)

Russell Investment Company
Multifactor International Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class M
April 30, 2018*	10.40	. 13	. 21	. 34	(. 27)	(. 27)
October 31, 2017	8.59	. 20	1.81	2.01	(. 20)	(. 20)
October 31, 2016	9.14	. 22	(. 52)	(. 30)	(. 25)	(. 25)
October 31, 2015(2)	9.07	. 22	(. 15)	. 07	—	—

Class R6
April 30, 2018*	10.40	. 12	. 21	. 33	(. 27)	(. 27)
October 31, 2017	8.59	. 17	1.84	2.01	(. 20)	(. 20)
October 31, 2016(5)	7.79	. 19	. 61	. 80	—	—

Class S
April 30, 2018*	10.38	. 11	. 22	. 33	(. 26)	(. 26)
October 31, 2017	8.58	. 26	1.73	1.99	(. 19)	(. 19)
October 31, 2016	9.12	. 21	(. 52)	(. 31)	(. 23)	(. 23)
October 31, 2015(2)	9.07	. 23	(. 18)	. 05	—	—

Class Y
April 30, 2018*	10.39	. 11	. 23	. 34	(. 27)	(. 27)
October 31, 2017	8.59	. 22	1.78	2.00	(. 20)	(. 20)
October 31, 2016	9.13	. 23	(. 52)	(. 29)	(. 25)	(. 25)
October 31, 2015	9.42	. 29	(. 52)	(. 23)	(. 06)	(. 06)
October 31, 2014(1)	10.00	. 05	(. 63)	(. 58)	—	—

See accompanying notes which are an integral part of the financial statements.

908 Multifactor International Equity Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)(k)

10.47	3.34	8,651	. 76	. 54	2.53	17
10.40	23.87	4,619	. 74	. 53	2.09	47
8.59	(3.25)	867	. 79	. 49	2.62	57
9.14	. 77	2,724	. 84	. 49	2.77	25

10.46	3.25	2,956	. 61	. 52	2.27	17
10.40	23.95	2,832	. 58	. 51	1.77	47
8.59	10.27	110	. 62	. 47	3.32	57

10.45	3.23	120,875	. 76	. 69	2.19	17
10.38	23.71	97,728	. 73	. 68	2.71	47
8.58	(3.35)	2,518	. 78	. 64	2.49	57
9.12	. 55	1,679	. 84	. 64	2.91	25

10.46	3.37	742,911	. 56	. 49	2.21	17
10.39	23.85	830,985	. 56	. 48	2.39	47
8.59	(3.11)	746,100	. 59	. 44	2.67	57
9.13	(2.43)	862,041	. 65	. 44	3.07	25
9.42	(5.80)	111,901	. 87	. 44	1.90	7

See accompanying notes which are an integral part of the financial statements.

Multifactor International Equity Fund 909

Russell Investment Company
Multifactor International Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:

Advisory fees	$274,503
Administration fees	34,959
Transfer agent fees	22,686
Trustee fees	1,931
$334,079

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$13,991	$104,254	$94,182	$—		$—	$24,063	$68	$—
U. S. Cash Management Fund	11,988	167,697	177,826	(6)		—	1,853	164	—
	$25,979	$271,951	$272,008	$(6	) $	—	$25,916	$232	$—

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$773,056,435
Unrealized Appreciation	$137,233,089
Unrealized Depreciation	(23,275,308)
Net Unrealized Appreciation (Depreciation)	$113,957,781

See accompanying notes which are an integral part of the financial statements.

910 Multifactor International Equity Fund

Russell Investment Company

Notes to Schedules of Investments — April 30, 2018 (Unaudited)

Footnotes:
(Æ) Nonincome-producing security.
(Ï) Forward commitment.
(Ê) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates market value.
(~ ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional Amount in thousands.
(8) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Statement of Assets and Liabilities.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(Š) Value was determined using significant unobservable inputs.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(¢) Date shown reflects next contractual call date.
(+) All or a portion of the security is owned by the Cayman Multi-Asset Growth Strategy Fund Ltd. See note 3 in the Notes to Financial
Statements for details.
(&) All or a portion of the security is owned by the Cayman Commodity Strategies Fund Ltd. See note 3 in the Notes to Financial
Statements for details.
(0) Weekly payment frequency.
(1) Monthly payment frequency.
(2) Quarterly payment frequency.
(3) Semi-annual payment frequency.
(4) Annual payment frequency.
(5) Payment at termination.

Abbreviations:
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR – Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt

Notes to Schedules of Investments 911

Russell Investment Company

Notes to Schedules of Investments, continued — April 30, 2018 (Unaudited)

GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
JIBAR – Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR – Mumbai Inter-Bank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate

Foreign Currency Abbreviations:
ARS - Argentine peso	HKD - Hong Kong dollar	PKR - Pakistani rupee
AUD - Australian dollar	HUF - Hungarian forint	PLN - Polish zloty
BRL - Brazilian real	IDR - Indonesian rupiah	RON – Romanian New Leu
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Icelandic krona	SGD - Singapore dollar
CNH – Chinese offshore spot	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	UYU – Uruguayan peso
DOP - Dominican peso	NOK - Norwegian krone	VEB - Venezuelan bolivar
EGP - Egyptian pound	NGN – Nigerian naira	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
GHS - Ghana cedi	PHP - Philippine peso

912 Notes to Schedules of Investments

Russell Investment Company

Notes to Financial Highlights — April 30, 2018 (Unaudited)

(*) For the period April 30, 2018 (Unaudited).
(1) For the period July 31, 2014 (inception date) to October 31, 2014.
(2) For the period January 2, 2015 (inception date) to October 31, 2015.
(3) For the period May 1, 2015 (inception date) to October 31, 2015.
(4) For the period June 1, 2015 (inception date) to October 31, 2015.
(5) For the period March 1, 2016 (inception date) to October 31, 2016.
(6) For the period September 22, 2016 (inception date) to October 31, 2016.
(7) For the period February 28, 2017 (inception date) to October 31, 2017.
(8) For the period March 7, 2017 (inception date) to October 31, 2017.
(9) For the period March 16, 2017 (inception date) to October 31, 2017.
(10) For the period August 30, 2017 (inception date) to October 31, 2017.
(11) For the period September 28, 2017 (inception date) to October 31, 2017.
(12) For the period April 26, 2018 (inception date) to April 30, 2018.
(a) Average daily shares outstanding were used for this calculation.
(b) The ratios or returns for periods less than one year are not annualized.
(c) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower. This includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Periods less than one year are not annualized, if applicable.
(d) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and /or Russell Investments Fund Services, LLC
(“RIFUS”).
(e) The ratios for periods less than one year are annualized.
(f) Less than $.01 per share.
(g) For the U.S. Defensive Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class S	Class Y
April 30, 2018	1.36%	2.11%	1.36%	1.10%	0.91%
October 31, 2017	1.11%	1.86%	1.11%	0.83%	0.67%
October 31, 2016	1.07%	1.83%	1.08%	0.83%	0.64%
October 31, 2015	N/A	N/A	N/A	N/A	N/A
October 31, 2014	N/A	N/A	N/A	N/A	N/A
October 31, 2013	N/A	N/A	N/A	N/A	N/A

For the U.S. Dynamic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class S	Class Y
April 30, 2018	1.54%	2.29%	1.54%	1.28%	1.09%
October 31, 2017	1.43%	2.17%	1.42%	1.15%	0.97%
October 31, 2016	1.37%	2.12%	1.37%	1.12%	0.93%
October 31, 2015	1.36%	2.11%	1.36%	1.11%	0.91%
October 31, 2014	1.34%	2.10%	1.35%	1.10%	0.90%
October 31, 2013	1.35%	2.11%	1.36%	1.11%	0.91%

For the U.S. Strategic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class M	Class S
April 30, 2018	1.06%	1.81%	1.06%	0.81%	0.81%
October 31, 2017	1.01%	1.76%	1.01%	0.68%	0.76%
October 31, 2016	1.02%	1.77%	1.02%	—	0.77%
October 31, 2015	1.02%	1.77%	1.02%	—	0.77%
October 31, 2014	1.03%	1.78%	1.03%	—	0.78%
October 31, 2013	1.10%	1.85%	1.10%	—	0.85%

(h) Distributions in excess of accumulated earnings and profits but not in excess of current earning and profits computed on a tax basis.
(i) Less than .005% of average net assets.
(j) No shares were outstanding since May 1, 2015.

Notes to Financial Highlights 913

Russell Investment Company

Notes to Financial Highlights, continued — April 30, 2018 (Unaudited)

(k) Subsequent to the issuance of the October 31, 2015 financial statements, Management determined that the portfolio turnover rate for this Fund was incorrectly presented within the financial statements as a result of including the impact of securities transferred between Money Managers in the calculation of portfolio turnover rates. Management evaluated the impact of presenting the incorrect portfolio turnover rate and concluded that the
October 31, 2015 financial statements were not materially misstated. However, Management concluded it was appropriate to present the correct rate in this and future filings and accordingly, the portfolio turnover rate has been revised from previously presented.

(l) Gross and Net Expense Ratios for the period ended October 31, 2016 include a reimbursement from State Street for the overbilling of custody expenses in prior years. Without the reimbursement, each class of the Fund listed below would have been higher by the amount listed below. All other Funds with fee reimbursements were less than 0.005%.

Impact of the fee reimbursement on
Fund	gross and net expense ratios
U. S. Core Equity Fund	0.03%
U. S. Defensive Equity Fund	0.02%
U. S. Small Cap Equity Fund	0.01%
International Developed Markets Fund	0.04%
Emerging Markets Fund	0.01%
Tax-Managed U. S. Mid & Small Cap Fund	0.01%
Investment Grade Bond Fund	0.02%
Short Duration Bond Fund	0.01%

(†) For the Commodity Strategies Fund and the Multi-Asset Growth Strategy Fund, the Financial Highlights are consolidated and include the balances of the Cayman Commodity Strategies Fund Ltd. and the Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly-owned subsidiary), respectively.
Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to the Financial Statements.

914 Notes to Financial Highlights

Russell Investment Company

Notes to Financial Statements — April 30, 2018 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 32 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 27 of these Funds.
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third
Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds, except the Unconstrained Total Return Fund, is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Notes to Financial Statements 915

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

Equity securities, including common and preferred stock, short securities and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the net asset value ("NAV") of such investments.
The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index

916 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.

The U.S. Core Equity, U.S. Defensive Equity, U.S. Dynamic Equity, U.S. Strategic Equity, U.S. Mid Cap Equity, U.S. Small Cap
Equity, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap, Unconstrained Total Return, Tax-Exempt High Yield
Bond, Tax-Exempt Bond, Commodity Strategies, Global Infrastructure, Strategic Call Overwriting, Multifactor U.S. Equity, and
Multifactor International Equity Funds had no transfers between Levels 1, 2 and 3 for the period ended April 30, 2018, other than those caused by application of fair value factors. Transfers which result from the application of fair value factors are purposefully excluded because they represent the routine treatment of foreign securities in the normal course of business per the Board-approved securities valuation procedures.

Tax-Managed International Equity, Strategic Bond, Investment Grade Bond, Short Duration Bond, Multi-Strategy Income, and
Multi-Asset Growth Strategy Funds had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs become observable. The amounts transferred were as follows:

Tax-Managed International Equity Fund	$12
Strategic Bond Fund	6,400,969
Investment Grade Bond Fund	387,195
Short Duration Bond Fund	1,485,101
Multi-Strategy Income Fund	4,387,424
Multi-Asset Growth Strategy Fund	2,338,075

Multi-Strategy Income Fund had transfers out of Level 2 into Level 1 representing financial instruments for which approved vendor sources became available or inputs became observable. The amounts transferred were as follows:

Multi-Strategy Income Fund	$5,684,757

The Global Real Estate Securities Fund had transfers out of Level 1 into Level 2 representing financial instruments for which approved vendor sources became unavailable or inputs became unobservable. The amounts transferred were as follows:

Global Real Estate Securities Fund	$319,935

The International Developed Markets, Global Equity, Emerging Markets, Tax-Managed International Equity, Global Opportunistic
Credit, Multi-Strategy Income, Multi-Asset Growth Strategy Funds had transfers out of Level 2 into Level 3 representing financial instruments for which approved vendor sources became unavailable or inputs become unobservable. The amounts transferred were as follows:

Notes to Financial Statements 917

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

International Developed Markets Fund	$19,745,049
Global Equity Fund	46,458,659
Emerging Markets Fund	114,398,846
Tax-Managed International Equity Fund	24,086,232
Global Opportunistic Credit Fund	2,725,432
Multi-Strategy Income Fund	1,406,868
Multi-Asset Growth Strategy Fund	12,185,400

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

918 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.

The Commodity Strategies and Multi-Asset Growth Strategy Funds intend to gain exposure indirectly to commodities markets by investing in wholly-owned subsidiaries which are organized as companies under the laws of the Cayman Islands and may invest in commodity index-linked instruments and other commodity-linked instruments and derivative instruments. In order for the Funds to qualify as a regulated investment company under Subchapter M of the Code, the Funds must derive at least 90 percent of their gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code.
However, the IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income, even if the subsidiary itself owns commodity-linked swaps and other commodity-linked derivative instruments.
Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the Commodity Strategies and Multi-Asset Growth Strategy Funds may seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and, through investments in each respective Subsidiary (as defined in note 3), commodity-linked swaps and other commodity-linked derivative instruments. The IRS issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. In connection with the issuance of this revenue procedure, the
IRS revoked its previously issued commodity index-linked notes private letter rulings. The IRS also subsequently issued proposed regulations that, if finalized, would generally treat the Funds’ income inclusions with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The ability of the Commodity Strategies and Multi-Asset Growth Strategy Funds
to qualify for regulated investment company status under the Code could be jeopardized if it is unable to treat its income from commodity-linked notes and a wholly-owned subsidiary as qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and the Commodity Strategies and Multi-Asset Growth Strategy Funds' investments in their respective Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulation and/or guidance issued by the IRS that could affect the character, timing and/or amount the Fund's taxable income or any gains and distributions made by the Fund.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or

Notes to Financial Statements 919

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Each Fund files a U.S. tax return. At April 30, 2018, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2015 through October 31, 2017, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

Declared	Payable	Funds
Monthly	Early in the following month	Global Opportunistic Credit, Unconstrained Total Return,
Strategic Bond, Investment Grade Bond, Short Duration Bond,
Tax-Exempt High Yield Bond and Tax-Exempt Bond Funds
Quarterly	April, July, October and December	U. S. Core Equity, U. S. Defensive Equity, U. S. Dynamic Equity,
U. S. Strategic Equity, U. S. Mid Cap Equity, Global Infrastructure,
Global Real Estate Securities, Multi-Strategy Income, Multi-
Asset Growth Strategy, Strategic Call Overwriting and Multifactor
U. S. Equity Funds
Annually	Mid-December	U. S. Small Cap Equity, International Developed
Markets, Global Equity, Emerging Markets, Tax-Managed U. S.
Large Cap, Tax-Managed U. S. Mid & Small Cap, Tax-Managed
International Equity, Commodity Strategies and Multifactor
International Equity Funds

The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust ("REIT")
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments.

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.

Expenses
The Funds pay their own expenses other than those expressly assumed by Russell Investment Management, LLC (“RIM”), the
Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class E, Class M, Class P,
Class R6, Class S, Class T and Class Y. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain

920 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income and expenses, with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes
The International Developed Markets, Global Equity, Emerging Markets, Tax-Managed International Equity, Global Opportunistic
Credit, Strategic Bond, Global Infrastructure, Global Real Estate Securities, Multi-Strategy Income, Multi-Asset Growth Strategy and
Multifactor International Equity Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of April 30, 2018. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments in the Statements of Operations for the following Funds:

	Deferred Capital
	Gains Tax	Capital Gains
	Liability	Taxes
International Developed Markets Fund	$7,506	—
Global Equity Fund	4,900	317,124
Emerging Markets Fund	4,678,431	2,133,923
Tax-Managed International Equity Fund	340,837	21,436
Global Opportunistic Credit Fund	34,503	128,002
Strategic Bond Fund	57,918	—
Global Real Estate Securities Fund	7	—
Multi-Strategy Income Fund	15,252	(75)
Multi-Asset Growth Strategy Fund	14,022	15,012

Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being

Notes to Financial Statements 921

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivable from broker and Payable due to broker for futures and swap contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended April 30, 2018, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended April 30, 2018, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
International Developed Markets Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Opportunistic Credit Fund	Return enhancement and hedging
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement and hedging
Investment Grade Bond Fund	Return enhancement and hedging
Short Duration Bond Fund	Return enhancement and hedging
Global Infrastructure Fund	Exposing cash to markets and trade settlement
Global Real Estate Securities Fund	Exposing cash to markets and trade settlement

922 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

Funds	Strategies
Multi-Strategy Income Fund	Return enhancement and hedging
Multi-Asset Growth Strategy Fund	Return enhancement and hedging
Multifactor International Equity Fund	Return enhancement, hedging and exposing cash to markets

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2018	April 30, 2018
International Developed Markets Fund	$1,839,547,775	$1,081,315,494
Global Equity Fund	988,399,677	502,866,846
Emerging Markets Fund	446,778,906	288,453,938
Tax-Managed International Equity Fund	400,473,484	398,094,574
Global Opportunistic Credit Fund	472,792,968	511,226,499
Unconstrained Total Return Fund	273,449,054	204,965,833
Strategic Bond Fund	1,157,307,021	1,320,320,513
Investment Grade Bond Fund	123,238,860	121,660,132
Short Duration Bond Fund	65,729,246	64,237,225
Global Infrastructure Fund	123,325,196	56,417,419
Global Real Estate Securities Fund	56,106,067	41,442,753
Multi-Strategy Income Fund	303,667,694	282,508,814
Multi-Asset Growth Strategy Fund	1,151,819,772	1,066,958,113
Multifactor International Equity Fund	201,589,274	124,907,967

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2018	April 30, 2018
International Developed Markets Fund	$1,857,192,131	$1,077,147,053
Global Equity Fund	989,680,777	503,330,338
Emerging Markets Fund	464,133,336	284,518,360
Tax-Managed International Equity Fund	402,469,513	396,148,664
Global Opportunistic Credit Fund	472,050,233	515,771,955
Unconstrained Total Return Fund	270,554,108	206,217,095
Strategic Bond Fund	1,157,109,790	1,321,928,070
Investment Grade Bond Fund	124,053,704	121,661,878
Short Duration Bond Fund	65,621,239	64,415,453
Global Infrastructure Fund	124,717,396	55,614,670
Global Real Estate Securities Fund	56,620,154	40,853,870
Multi-Strategy Income Fund	301,928,804	281,584,782
Multi-Asset Growth Strategy Fund	1,146,502,991	1,068,582,466
Multifactor International Equity Fund	202,861,396	126,073,212

Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives

Notes to Financial Statements 923

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

As of April 30, 2018, the Strategic Call Overwriting Fund pledged securities valued at $45,307,020 as collateral in connection with options.

For the period ended April 30, 2018, the Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
U. S. Defensive Equity Fund	Exposing cash to markets
Global Equity Fund	Return enhancement and hedging
Global Opportunistic Credit Fund	Return enhancement and hedging
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement and hedging
Commodity Strategies Fund	Return enhancement
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Strategic Call Overwriting Fund	Return enhancement and hedging

The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.

	Notional of Options Contracts Outstanding
Funds	January 31, 2018	April 30, 2018
U. S. Defensive Equity Fund	$25,762,500	$24,920,500
Global Equity Fund	194,400,162	—
Global Opportunistic Credit Fund	30,240,130	20,755,008
Unconstrained Total Return Fund	2,254,775,279	1,699,562,495
Strategic Bond Fund	350,310,125	119,973,500
Commodity Strategies Fund	—	12,677,000
Multi-Strategy Income Fund	941,046,818	1,349,558,065
Multi-Asset Growth Strategy Fund	963,387,801	1,785,231,100
Strategic Call Overwriting Fund	105,470,200	37,441,400

Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency, index futures contracts) and commodity futures contracts (Commodity Strategies and Multi-Asset Growth Strategy Funds only). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts,
924 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract.
Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended April 30, 2018, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
U. S. Core Equity Fund	Exposing cash to markets
U. S. Defensive Equity Fund	Exposing cash to markets
U. S. Dynamic Equity Fund	Exposing cash to markets
U. S. Strategic Equity Fund	Exposing cash to markets
U. S. Mid Cap Equity Fund	Exposing cash to markets
U. S. Small Cap Equity Fund	Exposing cash to markets
International Developed Markets Fund	Return enhancement, hedging, and exposing cash to markets
Global Equity Fund	Return enhancement, hedging, and exposing cash to markets
Emerging Markets Fund	Return enhancement, hedging, and exposing cash to markets
Tax-Managed U. S. Large Cap Fund	Exposing cash to markets
Tax-Managed U. S. Mid & Small Cap Fund	Exposing cash to markets
Tax-Managed International Equity Fund	Return enhancement, hedging, and exposing cash to markets
Global Opportunistic Credit Fund	Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement, hedging, and exposing cash to markets
Investment Grade Bond Fund	Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund	Return enhancement, hedging, and exposing cash to markets
Commodity Strategies Fund	Return enhancement
Global Infrastructure Fund	Exposing cash to markets
Global Real Estate Securities Fund	Exposing cash to markets
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Strategic Call Overwriting Fund	Hedging and exposing cash to markets
Multifactor U. S. Equity Fund	Exposing cash to markets
Multifactor International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement

The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.

Notes to Financial Statements 925

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

	Notional of Futures Contracts Outstanding
Funds	January 31, 2018	April 30, 2018
U. S. Core Equity Fund	$—	$11,382,100
U. S. Defensive Equity Fund	20,063,180	4,235,200
U. S. Dynamic Equity Fund	141,290	397,050
U. S. Strategic Equity Fund	8,336,110	43,940,200
U. S. Mid Cap Equity Fund	5,471,760	3,556,990
U. S. Small Cap Equity Fund	83,212,800	48,398,130
International Developed Markets Fund	771,424,135	656,314,873
Global Equity Fund	478,463,544	428,896,184
Emerging Markets Fund	173,472,873	224,839,668
Tax-Managed U. S. Large Cap Fund	161,777,050	47,778,350
Tax-Managed U. S. Mid & Small Cap Fund	1,367,940	5,803,510
Tax-Managed International Equity Fund	286,277,010	314,179,404
Global Opportunistic Credit Fund	657,548,365	536,608,684
Unconstrained Total Return Fund	315,120,006	382,007,290
Strategic Bond Fund	3,783,091,637	4,365,733,280
Investment Grade Bond Fund	434,755,237	437,466,912
Short Duration Bond Fund	162,071,351	223,930,512
Commodity Strategies Fund	198,642,200	458,509,107
Global Infrastructure Fund	28,146,979	31,056,384
Global Real Estate Securities Fund	52,504,217	46,542,124
Multi-Strategy Income Fund	769,135,893	1,101,406,226
Multi-Asset Growth Strategy Fund	1,305,745,045	1,904,222,843
Strategic Call Overwriting Fund	2,967,090	7,808,650
Multifactor U. S. Equity Fund	1,130,320	3,308,750
Multifactor International Equity Fund	71,050,377	54,214,264

Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked
(Commodity Strategies and Multi-Asset Growth Strategy Funds only), total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.
Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’
investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a

926 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and

Notes to Financial Statements 927

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30,
2018, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended April 30, 2018, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Global Opportunistic Credit Fund	Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund	Return enhancement and hedging
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

928 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

	Credit Default Swap Notional Amounts
	Outstanding
Quarter Ended	January 31, 2018	April 30, 2018
Global Opportunistic Credit Fund	$106,726,345	$85,698,796
Unconstrained Total Return Fund	60,747,000	79,475,000
Strategic Bond Fund	33,250,000	71,370,000
Short Duration Bond Fund	2,770,000	3,540,000
Multi-Strategy Income Fund	200,586,752	220,911,965
Multi-Asset Growth Strategy Fund	243,421,441	243,628,381

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.

For the period ended April 30, 2018, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Global Opportunistic Credit Fund	Return enhancement and hedging
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement and hedging
Tax-Exempt High Yield Bond Fund	Return enhancement and hedging
Tax-Exempt Bond Fund	Return enhancement and hedging
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds’ total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.

	Interest Rate Swap Notional Amounts
	Outstanding
Quarter Ended	January 31, 2018	April 30, 2018
Global Opportunistic Credit Fund	$19,739,182	$20,414,700
Unconstrained Total Return Fund	396,352,800	473,823,800
Strategic Bond Fund	80,156,284	276,226,805
Tax-Exempt High Yield Bond Fund	23,590,000	26,980,000
Tax-Exempt Bond Fund	13,850,000	12,780,000
Multi-Strategy Income Fund	527,891,061	882,049,882
Multi-Asset Growth Strategy Fund	578,599,467	1,014,493,712

Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended April 30, 2018, the Funds entered into total return swaps primarily for the strategies listed below:

Notes to Financial Statements 929

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

Funds	Strategies
Emerging Markets Fund	Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund	Hedging
Commodity Strategies Fund	Return enhancement
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

	Total Return Swap Notional Amounts
	Outstanding
Quarter Ended	January 31, 2018	April 30, 2018
Emerging Markets Fund	$9,470,279	$5,279,843
Unconstrained Total Return Fund	30,895,976	29,811,583
Commodity Strategies Fund	982,203,309	696,111,950
Multi-Strategy Income Fund	43,301,562	41,501,086
Multi-Asset Growth Strategy Fund	51,187,155	53,012,447

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

Commodity-Linked Instruments
The Commodity Strategies and the Multi-Asset Growth Strategy Funds invest in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures or options contracts index, or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.

The Commodity Strategies and Multi-Asset Growth Strategy Funds may invest in commodity-linked notes. Commodity-linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

930 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan.

Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Short Sales
The U.S. Defensive Equity, U.S. Dynamic Equity, U.S. Strategic Equity and Multi-Asset Growth Strategy Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Funds will incur a loss as a

Notes to Financial Statements 931

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds must return the borrowed security. The Funds will realize a gain if the security declines in price between those dates. Short sales expose the Funds to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Funds’ potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Funds make a short sale, the Funds may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the
Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The
Funds also may use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as
amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange
Commission (e.g., taking an offsetting long position in the security sold short). As of April 30, 2018, the U.S. Defensive Equity
Fund held $59,183,382, the U.S. Dynamic Equity Fund held $3,351,951, and the U.S. Strategic Equity Fund held $36,480,514 as collateral for short sales.

Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

932 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments,

Notes to Financial Statements 933

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.

Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the
Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the

934 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Certain Funds may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

Inflation-Indexed Bonds
The fixed income funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
3. Investment in Cayman Commodity Strategies Fund Ltd. and Cayman Multi-Asset Growth Strategy Fund Ltd.
The Cayman Commodity Strategies Fund Ltd. and the Cayman Multi-Asset Growth Strategy Fund, Ltd. (each a “Subsidiary”)
are Cayman Island exempted companies and wholly owned subsidiaries of the Commodity Strategies Fund and the Multi-Asset
Growth Strategy Fund, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of its Subsidiary, and it is intended that the Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of April 30, 2018, net assets of the Commodity
Strategies Fund were $723,630,949 of which $151,834,474 or approximately 21.0%, represents the Fund’s ownership of the shares of its Subsidiary, and net assets of the Multi-Asset Growth Strategy Fund were $1,727,207,793 of which $53,230,206, or approximately 3.1%, represents the Fund’s ownership of the shares of its Subsidiary.

As of April 30, 2018, the market values of securities owned by the Cayman Commodity Strategies Fund, Ltd. Within the Consolidated
Schedule of investments were as follows:

United States Treasury Floating Rate Notes	$1,001,098
United States Federal Home Loan Discount Notes	35,957,280
U. S. Cash Management Fund	76,237,139

Notes to Financial Statements 935

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

United States Treasury Bills	13,944,115

The net investment income, net realized gain (loss) and change in unrealized gain (loss) attributable to the Cayman Commodity
Strategies Fund, Ltd. for the period ended April 30, 2018 were ($163,998), $41,971,745, and ($835), respectively.

As of April 30, 2018, the market values of securities owned by the Cayman Multi-Asset Growth Strategy Fund, Ltd. within the
Consolidated Schedule of Investments were as follows:

U. S. Cash Management Fund	$46,124,698

The net investment income, net realized gain (loss) and change in unrealized gain (loss) attributable to the Cayman Multi-Asset
Growth Strategy Fund, Ltd. for the period ended April 30, 2018 were $77,000, $3,336,843, and ($3,045), respectively.

The Commodity Strategies Fund and Multi-Asset Growth Strategy Fund may invest up to 25% of their total assets in their respective
Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. Each Subsidiary may also invest in fixed income securities. The financial statements of the Commodity Strategies and Multi-Asset Growth Strategy Funds have been consolidated and include the accounts of both the Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.
4. Investment Transactions

Securities
During the period ended April 30, 2018, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales
U. S. Core Equity Fund	$223,415,397	$295,244,539
U. S. Defensive Equity Fund	203,509,717	258,667,825
U. S. Dynamic Equity Fund	84,625,575	115,246,984
U. S. Strategic Equity Fund	1,700,927,781	1,685,992,209
U. S. Mid Cap Equity Fund	81,895,780	82,342,407
U. S. Small Cap Equity Fund	616,779,563	689,240,020
International Developed Markets Fund	1,294,936,468	1,352,786,702
Global Equity Fund	731,395,833	809,323,609
Emerging Markets Fund	920,188,741	1,026,454,743
Tax-Managed U. S. Large Cap Fund	550,946,450	192,417,626
Tax-Managed U. S. Mid & Small Cap Fund	200,038,883	139,909,605
Tax-Managed International Equity Fund	373,390,449	214,801,211
Global Opportunistic Credit Fund	347,387,247	489,446,057
Unconstrained Total Return Fund	185,101,844	126,024,398
Strategic Bond Fund	995,807,729	894,542,627
Investment Grade Bond Fund	342,519,959	333,624,426
Short Duration Bond Fund	216,171,843	144,615,308
Tax-Exempt High Yield Bond Fund	319,230,899	192,470,436
Tax-Exempt Bond Fund	900,701,702	572,169,868
Commodity Strategies Fund	32,955,086	—
Global Infrastructure Fund	396,233,743	415,228,500
Global Real Estate Securities Fund	348,714,619	368,165,463
Multi-Strategy Income Fund	405,136,457	383,003,118
Multi-Asset Growth Strategy Fund	366,974,829	329,066,481
Strategic Call Overwriting Fund	14,533	11,249,305
Multifactor U. S. Equity Fund	311,538,632	333,722,524
Multifactor International Equity Fund	146,640,175	225,261,694

Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

936 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

	Purchases	Sales
Unconstrained Total Return Fund	$214,256,357	$202,388,901
Strategic Bond Fund	1,729,518,141	1,540,985,393
Investment Grade Bond Fund	402,483,013	361,950,537
Short Duration Bond Fund	256,010,224	279,899,617
Commodity Strategies Fund	13,316,481	6,049,049
Multi-Strategy Income Fund	327,075,637	272,848,389
Multi-Asset Growth Strategy Fund	667,886,255	558,912,047

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of April 30, 2018, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the U.S. Cash Collateral Fund,
an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Affiliated income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and BBH and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the
Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
5. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of April 30, 2018, the Funds had invested
$2,475,498,954 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the Investment
Company’s securities lending program in the amount of $623,624,461 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.

Each of the Funds pays the following advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds:

Funds	Asset Level	Fee
U. S. Core Equity Fund	All assets	. 55%
U. S. Defensive Equity Fund	All assets	. 55%

Notes to Financial Statements 937

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

Funds	Asset Level	Fee
U. S. Dynamic Equity Fund	First $2 billion	. 80%
	Next $3 billion	. 76%
	Next $5 billion	. 73%
	In excess of $10 billion	. 71%
U. S. Strategic Equity Fund	First $2 billion	. 75%
	Next $3 billion	. 71%
	Next $5 billion	. 68%
	In excess of $10 billion	. 66%
U. S. Mid Cap Equity Fund	First $2 billion	. 80%
	Next $3 billion	. 76%
	Next $5 billion	. 73%
	In excess of $10 billion	. 71%
U. S. Small Cap Equity Fund	All assets	. 70%
International Developed Markets Fund	All assets	. 70%
Global Equity Fund	First $2 billion	. 95%
	Next $3 billion	. 91%
	Next $5 billion	. 88%
	In excess of $10 billion	. 86%
Emerging Markets Fund	First $2 billion	1.15%
	Next $3 billion	1.11%
	Next $5 billion	1.08%
	In excess of $10 billion	1.06%
Tax-Managed U. S. Large Cap Fund	First $1.5 billion	. 70%
	Next $2.5 billion	. 66%
	Next $4 billion	. 63%
	In excess of $8 billion	. 61%
Tax-Managed U. S. Mid & Small Cap Fund	First $1.5 billion	. 98%
	Next $2.5 billion	. 94%
	Next $4 billion	. 91%
	In excess of $8 billion	. 89%
Tax-Managed International Equity Fund	First $1.5 billion	. 85%
	Next $2.5 billion	. 81%
	Next $4 billion	. 78%
	In excess of $8 billion	. 76%
Global Opportunistic Credit Fund	First $2 billion	1.00%
	Next $3 billion	. 96%
	Next $5 billion	. 93%
	In excess of $10 billion	. 91%
Unconstrained Total Return Fund	First $2 billion	1.00%
	Next $3 billion	. 96%
	Next $5 billion	. 93%
	In excess of $10 billion	. 91%
Strategic Bond Fund	First $2 billion	. 50%
	Next $3 billion	. 46%
	Next $5 billion	. 43%
	In excess of $10 billion	. 41%
Investment Grade Bond Fund	All assets	. 25%
Short Duration Bond Fund	First $2 billion	. 45%
	Next $3 billion	. 41%

938 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

Funds	Asset Level	Fee
	Next $5 billion	. 38%
	In excess of $10 billion	. 36%
Tax-Exempt High Yield Bond Fund	All assets	. 50%
Tax-Exempt Bond Fund	All assets	. 30%
Commodity Strategies Fund	First $2 billion	1.25%
	Next $3 billion	1.21%
	Next $5 billion	1.18%
	In excess of $10 billion	1.16%
Global Infrastructure Fund	First $2 billion	1.25%
	Next $3 billion	1.21%
	Next $5 billion	1.18%
	In excess of $10 billion	1.16%
Global Real Estate Securities Fund	First $2 billion	. 80%
	Next $3 billion	. 76%
	Next $5 billion	. 73%
	In excess of $10 billion	. 71%
Multi-Strategy Income Fund	First $2 billion	. 75%
	Next $3 billion	. 71%
	Next $5 billion	. 68%
	In excess of $10 billion	. 66%
Multi-Asset Growth Strategy Fund	First $2 billion	. 85%
	Next $3 billion	. 81%
	Next $5 billion	. 78%
	In excess of $10 billion	. 76%
Strategic Call Overwriting Fund	All assets	. 80%
Multifactor U. S. Equity Fund	All assets	. 30%
Multifactor International Equity Fund	All assets	. 45%

The administrative fee of up to 0.05% specified in the table below are based on the average daily net assets of each Fund and are payable monthly to RIFUS.

Notes to Financial Statements 939

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

Funds	Administrator*
U. S. Core Equity Fund	. 05%
U. S. Defensive Equity Fund	. 05
U. S. Dynamic Equity Fund	. 05
U. S. Strategic Equity Fund	. 05
U. S. Mid Cap Equity Fund	. 05
U. S. Small Cap Equity Fund	. 05
International Developed Markets Fund	. 05
Global Equity Fund	. 05
Emerging Markets Fund	. 05
Tax-Managed U. S. Large Cap Fund	. 05
Tax-Managed U. S. Mid & Small Cap Fund	. 05
Tax-Managed International Equity Fund	. 05
Global Opportunistic Credit Fund	. 05
Unconstrained Total Return Fund	. 05
Strategic Bond Fund	. 05
Investment Grade Bond Fund	. 05
Short Duration Bond Fund	. 05
Tax-Exempt High Yield Bond Fund	. 05
Tax-Exempt Bond Fund	. 05
Commodity Strategies Fund**	. 05
Global Infrastructure Fund	. 05
Global Real Estate Securities Fund	. 05
Multi-Strategy Income Fund	. 05
Multi-Asset Growth Strategy Fund**	. 05
Strategic Call Overwriting Fund	. 05
Multifactor U. S. Equity Fund	. 05
Multifactor International Equity Fund	. 05

* Administrative fees are assessed on total Fund assets based on a tiered fee schedule.

** Annual rates do not reflect the consolidated rates inclusive of fees paid by the Fund's Subsidiary.

The following shows the respective totals for advisory and administrative fees for the period ended April 30, 2018.

940 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

	Advisory	Administrative
U. S. Core Equity Fund	$1,582,981	$138,158
U. S. Defensive Equity Fund	1,563,727	136,482
U. S. Dynamic Equity Fund	605,428	36,331
U. S. Strategic Equity Fund	11,374,576	742,207
U. S. Mid Cap Equity Fund	674,156	40,448
U. S. Small Cap Equity Fund	6,914,941	474,199
International Developed Markets Fund	10,178,777	698,011
Global Equity Fund	10,177,930	515,981
Emerging Markets Fund	14,596,107	614,060
Tax-Managed U. S. Large Cap Fund	8,854,872	622,382
Tax-Managed U. S. Mid & Small Cap Fund	2,843,387	139,280
Tax-Managed International Equity Fund	5,105,871	288,348
Global Opportunistic Credit Fund	5,029,319	241,431
Unconstrained Total Return Fund	3,476,543	166,888
Strategic Bond Fund	11,602,725	1,169,435
Investment Grade Bond Fund	1,383,075	265,572
Short Duration Bond Fund	1,575,927	168,109
Tax-Exempt High Yield Bond Fund	1,470,031	141,132
Tax-Exempt Bond Fund	3,083,213	493,352
Commodity Strategies Fund	5,262,695	203,487
Global Infrastructure Fund	5,535,448	212,583
Global Real Estate Securities Fund	4,011,842	240,729
Multi-Strategy Income Fund	5,134,446	328,632
Multi-Asset Growth Strategy Fund	7,362,237	415,780
Strategic Call Overwriting Fund	394,365	23,667
Multifactor U. S. Equity Fund	1,008,678	161,399
Multifactor International Equity Fund	2,043,213	217,957

RIM has agreed to certain waivers of its advisory and administrative fees as follows:

For the U.S. Strategic Equity Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.56% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-
level expenses for the U.S. Strategic Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the
Fund. The total amount of the waiver for the period ended April 30, 2018 was $3,929,884. There were no reimbursements for the period ended April 30, 2018.

For the U.S. Mid Cap Equity Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the U.S. Mid Cap Equity Fund do not include
12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30,
2018 was $199,468. There were no reimbursements for the period ended April 30, 2018.

For the International Developed Markets Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the International Developed
Markets Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of

Notes to Financial Statements 941

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2018 was $429,111. There were no reimbursements for the period ended April 30, 2018.

For the Emerging Markets Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2019, that results in an effective advisory fee not to exceed 1.079%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2018 was $546,020. There were no reimbursements for the period ended April 30, 2018.

For the Tax-Managed U.S. Mid & Small Cap Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-
level expenses exceed 1.10% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed U.S.
Mid & Small Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. There were no waivers or reimbursements for the period ended April 30, 2018.

For the Tax-Managed International Equity Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.89% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed International
Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2018 was $391,753. There were no reimbursements for the period ended April 30, 2018.

For the Global Opportunistic Credit Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2019, that results in an effective advisory fee not to exceed 0.676%. This waiver may not be terminated during the relevant period except with
Board approval. The total amount of the waiver for the period ended April 30, 2018 was $1,629,499.

For the Unconstrained Total Return Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding extraordinary expenses, to the extent that direct Fund-level expenses exceed 0.72% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Unconstrained Total Return Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2018 was $1,632,881. There were no reimbursements for the period ended
April 30, 2018.

For the Strategic Bond Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.44%
of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Strategic Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2018 was
$2,915,208. There were no reimbursements for the period ended April 30, 2018.

For the Investment Grade Bond Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.32% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Investment Grade Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
April 30, 2018 was $196,185. There were no reimbursements for the period ended April 30, 2018.

For the Short Duration Bond Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2019, that results in an effective advisory fee not to exceed 0.368%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2018 was $287,169.

942 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

For the Tax-Exempt High Yield Bond Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, including extraordinary expenses, to the extent that direct Fund-level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Exempt High Yield Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2018 was $492,634. There were no reimbursements for the period ended
April 30, 2018.

For the Commodity Strategies Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2019, that results in an effective advisory fee not to exceed 0.8025%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2018 was $1,573,260.

The Commodity Strategies Subsidiary pays RIM an advisory fee at the annual rate of up to 1.25% of the Commodity Strategies
Subsidiary’s net assets (the “Commodity Strategies Subsidiary Advisory Fees”). Pursuant to a contractual agreement with the
Commodity Strategies Fund, RIM has agreed to permanently waive the portion of the advisory fees paid by the Commodity Strategies
Fund to RIM in the amount equal to the amount of the Commodity Strategies Subsidiary Advisory Fees received by RIM, if any. This waiver may not be terminated by RIM. The total amount of the advisory waiver for the period ended April 30, 2018 was $868,115.
The total amount of the administrative fee waiver for the period ended April 30, 2018 was $34,725.

For the Global Infrastructure Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.95% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Global Infrastructure Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
April 30, 2018 was $1,984,972. There were no reimbursements for the period ended April 30, 2018.

For the Multi-Strategy Income Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.57% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multi-Strategy Income Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
April 30, 2018 was $2,159,921. There were no reimbursements for the period ended April 30, 2018.

For the Multi-Asset Growth Strategy Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses and expenses of the Fund's wholly-owned subsidiary, the Cayman Multi-Asset Growth Strategy Fund, Ltd., borne indirectly by the Fund to the extent that such expenses exceed 0.73% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the advisory waiver for the period ended April 30, 2018 was $2,125,400.

The Multi-Asset Growth Strategy Subsidiary pays RIM an advisory fee at the annual rate of up to 0.85% of the Multi-Asset Growth
Strategy Subsidiary’s net assets (the “Multi-Asset Growth Strategy Subsidiary Advisory Fees”). Pursuant to a contractual agreement with the Multi-Asset Growth Strategy Fund, RIM has agreed to permanently waive the portion of the advisory fees paid by the Multi-
Asset Growth Strategy Fund to RIM in the amount equal to the amount of the Multi-Asset Growth Strategy Subsidiary Advisory Fees
received by RIM, if any. This waiver may not be terminated by RIM. The total amount of the advisory waiver for the period ended
April 30, 2018 was $217,897. The total amount of the administrative fee waiver for the period ended April 30, 2018 was $12,305.

For the Strategic Call Overwriting Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Strategic Call Overwriting
Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other

Notes to Financial Statements 943

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2018 was $142,719.

For the Multifactor U.S. Equity Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.40% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor U.S. Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
April 30, 2018 was $21,926. There were no reimbursements for the period ended April 30, 2018.

For the Multifactor International Equity Fund, RIM has contractually agreed, until February 28, 2019, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expense on short sales, to the extent such direct Fund-level expenses exceed 0.49% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
Direct Fund-level expenses for the Multifactor International Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2018 was $302,028. There were no reimbursements for the period ended April 30, 2018.

RIM does not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-
level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended April 30, 2018 were as follows:

944 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

Amount
U. S. Core Equity Fund	$543,161
U. S. Defensive Equity Fund	376,223
U. S. Dynamic Equity Fund	38,661
U. S. Strategic Equity Fund	3,092,356
U. S. Mid Cap Equity Fund	168,539
U. S. Small Cap Equity Fund	1,572,954
International Developed Markets Fund	2,882,246
Global Equity Fund	1,284,397
Emerging Markets Fund	2,139,053
Tax-Managed U. S. Large Cap Fund	2,593,133
Tax-Managed U. S. Mid & Small Cap Fund	580,283
Tax-Managed International Equity Fund	1,201,382
Global Opportunistic Credit Fund	708,087
Unconstrained Total Return Fund	285,580
Strategic Bond Fund	4,085,388
Investment Grade Bond Fund	979,791
Short Duration Bond Fund	529,135
Tax-Exempt High Yield Bond Fund	588,012
Tax-Exempt Bond Fund	2,055,475
Commodity Strategies Fund	534,430
Global Infrastructure Fund	770,545
Global Real Estate Securities Fund	916,480
Multi-Strategy Income Fund	1,093,024
Multi-Asset Growth Strategy Fund	1,635,496
Strategic Call Overwriting Fund	98,591
Multifactor U. S. Equity Fund	262,632
Multifactor International Equity Fund	132,711

RIFUS has contractually agreed to waive, through February 28, 2019, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:

Funds/Classes	Waivers
U. S. Core Equity Fund-Class S	. 04%
U. S. Defensive Equity Fund-Class S	. 04
U. S. Dynamic Equity Fund-Class S	. 04
U. S. Strategic Equity Fund-Class A, C, E, & S	. 02
U. S. Strategic Equity Fund-Class M	. 12
U. S. Small Cap Equity Fund-Class M	. 14
U. S. Small Cap Equity Fund-Class S	. 04
U. S. Small Cap Equity Fund-Class R6	. 02
International Developed Markets Fund-Class M	. 14
International Developed Markets Fund-Class S	. 04
Global Equity Fund-Class M	. 10
Emerging Markets Fund-Class A, C, E, R6 & S	. 02
Emerging Markets Fund-Class M	. 12
Tax-Managed U. S. Large Cap Fund-Class M	. 10
Tax-Managed U. S. Mid & Small Cap Fund-Class A	. 02
Tax-Managed U. S. Mid & Small Cap Fund-Class C,E & S	. 05
Tax-Managed U. S. Mid & Small Cap Fund-Class M	. 15
Tax-Managed International Equity Fund-Class M	. 10
Global Opportunistic Credit Fund-Class A,C,E & S	. 12
Global Opportunistic Credit Fund-Class M	. 17
Unconstrained Total Return Fund-Class M	. 10

Notes to Financial Statements 945

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

Funds/Classes	Waivers
Strategic Bond Fund-Class A, C, E & T	. 04
Strategic Bond Fund-Class M	. 16
Strategic Bond Fund-Class S	. 06
Strategic Bond Fund-Class R6	. 02
Investment Grade Bond Fund-Class M	. 14
Investment Grade Bond Fund-Class S	. 04
Investment Grade Bond Fund-Class R6	. 02
Short Duration Bond Fund-Class A,C,E & S	. 12
Short Duration Bond Fund-Class M	. 17
Short Duration Bond Fund-Class R6	. 02
Tax-Exempt High Yield Bond Fund-Class M	. 10
Tax-Exempt Bond Fund-Class A	. 02
Tax-Exempt Bond Fund-Class C,E & S	. 06
Tax-Exempt Bond Fund-Class M	. 16
Commodity Strategies Fund-Class A,C,E & S	. 01
Commodity Strategies Fund-Class M	. 11
Global Infrastructure Fund-Class A,C,E & S	. 02
Global Infrastructure Fund-Class M	. 12
Global Real Estate Securities Fund-Class M	. 10
Global Real Estate Securities Fund-Class R6	. 02
Multi-Strategy Income Fund-Class M	. 10
Multi-Asset Growth Strategy Fund-Class M	. 10
Multifactor U. S. Equity Fund-Class M	. 15
Multifactor U. S. Equity Fund-Class R6	. 02
Multifactor International Fund-Class M	. 15
Multifactor International Fund-Class R6	. 02

For the period ended April 30, 2018, the total transfer agent fee waivers are as follows:

Amount
U. S. Core Equity Fund	$93,385
U. S. Defensive Equity Fund	60,672
U. S. Dynamic Equity Fund	5,166
U. S. Strategic Equity Fund	362,699
U. S. Small Cap Equity Fund	320,941
International Developed Markets Fund	602,051
Global Equity Fund	34,475
Emerging Markets Fund	237,788
Tax-Managed U. S. Large Cap Fund	64,466
Tax-Managed U. S. Mid & Small Cap Fund	153,106
Tax-Managed International Equity Fund	37,326
Global Opportunistic Credit Fund	430,506
Unconstrained Total Return Fund	10,854
Strategic Bond Fund	1,296,469
Investment Grade Bond Fund	193,235
Short Duration Bond Fund	319,647
Tax-Exempt High Yield Bond Fund	19,245
Tax-Exempt Bond Fund	668,237
Commodity Strategies Fund	34,692
Global Infrastructure Fund	91,803
Global Real Estate Securities Fund	10,739
Multi-Strategy Income Fund	15,815

946 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

Amount
Multi-Asset Growth Strategy Fund	24,140
Multifactor U. S. Equity Fund	3,548
Multifactor International Equity Fund	5,206

Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as a distributor for RIC, pursuant to a distribution agreement with RIC.

The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any selling agents, as defined in the Plan, for sales support services provided and related expenses incurred which are primarily intended to result in the sale of the Class A and Class C shares subject to the Plan. 12b-1 distribution payments are 0.25% or 0.75% of the average daily net assets of a Fund’s
Class A or Class C shares, respectively, on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C or Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C and Class E shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

The aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C and Class E Shares of the Funds may not exceed 7.25%, 6.25% and 6.25%, respectively, of total gross sales, and are subject to certain exclusions. For the period ended April 30, 2018, the Distributor retained the following amounts in sales charges:

Contingent Deferred Sales Charges	Class A Shares
Global Equity Fund	40
Strategic Bond Fund	218

For the period ended April 30, 2018, the sales commissions paid to the selling agents for the sales of Class A shares were as follows:

Notes to Financial Statements 947

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

	Aggregate	Class A Front-End
	Front-End	Sales Charges
	Sales Charges	Retained by
	on Class A Shares	Distributor
U. S. Core Equity Fund	$15,995	$2,806
U. S. Defensive Equity Fund	26,366	3,786
U. S. Dynamic Equity Fund	4,744	608
U. S. Strategic Equity Fund	7,022	1,117
U. S. Mid Cap Equity Fund	13,316	2,493
U. S. Small Cap Equity Fund	14,394	2,527
International Developed Markets Fund	30,791	5,257
Global Equity Fund	15,211	2,489
Emerging Markets Fund	15,972	2,698
Tax-Managed U. S. Large Cap Fund	52,113	9,473
Tax-Managed U. S. Mid & Small Cap Fund	24,392	4,383
Tax-Managed International Equity Fund	40,907	7,972
Global Opportunistic Credit Fund	6,306	1,231
Unconstrained Total Return Fund	738	138
Strategic Bond Fund	8,585	1,692
Investment Grade Bond Fund	4,514	915
Short Duration Bond Fund	7,412	1,515
Tax-Exempt High Yield Bond Fund	1,720	349
Tax-Exempt Bond Fund	16,929	3,402
Commodity Strategies Fund	20,501	3,698
Global Infrastructure Fund	10,849	1,821
Global Real Estate Securities Fund	11,531	1,797
Multi-Strategy Income Fund	31,256	5,750
Multifactor U. S. Equity Fund	14,816	2,490

Affiliated Brokerage Commissions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, including assets RIM may manage to effect a Fund’s investment strategies and/or to modify a Fund's overall portfolio characteristics and for each Fund’s cash reserves, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.

The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the
Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment
Company Act. Further, as defined under the procedures each transaction is effected at the current market value.

During the period ended April 30, 2018, the Funds engaged in purchases and sales of securities pursuant to Rule 17a -7 of the
Investment Company Act, as follows (amounts in thousands):

	Purchases	Sales
Unconstrained Total Return Fund	$307	$—
Tax-Exempt High Yield Bond Fund	170	170
Tax-Exempt Bond Fund	5,700	4,825

948 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 33 funds and Russell Investment Funds ("RIF"), which has 9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.

For the period ended April 30, 2018 the regular compensation paid to the Trustees by the Russell Investments Fund Complex was
$710,333.
6. Federal Income Taxes
At April 30, 2018, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

				No Expiration
Funds	10/31/2017	10/31/2018	10/31/2019	Short Term	Long-Term	Totals
International
Developed Markets	$—	$42,629,634	$—	$—	$—	$42,629,634
Fund
Emerging Markets
Fund	—	—	—	—	44,108,516	44,108,516
Tax-Managed
International Equity	—	—	—	56,429,284	4,239,832	60,669,116
Fund
Global Opportunistic
Credit Fund	—	—	—	190,062	22,747,596	22,937,658
Strategic Bond Fund
	—	—	—	14,096,439	16,473,911	30,570,350
Investment Grade
Bond Fund	—	—	—	4,595,725	2,768,490	7,364,215
Short Duration Bond
Fund	—	—	—	534,866	2,915,774	3,450,640
Tax-Exempt High
Yield Bond Fund	—	—	—	510,077	—	510,077
Tax-Exempt Bond
Fund	—	—	221,229	1,088,102	37,204	1,346,535
Commodity Strategies
Fund	—	—	—	1,575	—	1,575
Strategic Call
Overwriting Fund	—	—	—	8,199,328	6,297,786	14,497,114
Multifactor
International Equity	—	—	—	55,166,635	25,207,179	80,373,814
Fund

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred in post-
enactment taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
7. Record Ownership
As of April 30, 2018, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
U. S. Core Equity Fund	3	68.2
U. S. Defensive Equity Fund	3	42.5
U. S. Dynamic Equity Fund	2	54.4

Notes to Financial Statements 949

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

U. S. Strategic Equity Fund	4	77.5
U. S. Mid Cap Equity Fund	1	95.1
U. S. Small Cap Equity Fund	2	51.0
International Developed Markets Fund	3	73.5
Global Equity Fund	4	53.0
Emerging Markets Fund	3	60.6
Tax-Managed U. S. Large Cap Fund	3	63.8
Tax-Managed U. S. Mid & Small Cap Fund	3	66.8
Tax-Managed International Equity Fund	3	65.7
Global Opportunistic Credit Fund	3	48.6
Unconstrained Total Return Fund	2	38.7
Strategic Bond Fund	3	54.9
Investment Grade Bond Fund	2	66.7
Short Duration Bond Fund	3	52.1
Tax-Exempt High Yield Bond Fund	3	67.9
Tax-Exempt Bond Fund	3	66.6
Commodity Strategies Fund	2	50.0
Global Infrastructure Fund	3	57.8
Global Real Estate Securities Fund	2	58.5
Multi-Strategy Income Fund	2	54.7
Multi-Asset Growth Strategy Fund	1	58.7
Strategic Call Overwriting Fund	1	89.6
Multifactor U. S. Equity Fund	3	86.1
Multifactor International Equity Fund	4	82.6

8. Illiquid and Restricted Securities
No more than 15% of a Fund’s net assets will be invested in securities, including repurchase agreements of more than seven days’
duration, that are illiquid. This limitation is applied at the time of purchase. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value.

The Board of the Funds has adopted procedures to permit each Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act; (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section
4(a)(2) of the Securities Act; (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United
States government or its agencies and instrumentalities; (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations; and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days.

A restricted security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

See each Fund’s Schedule of Investments for a list of securities that have been footnoted as a restricted security or as an illiquid and restricted security.
9. Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. For the period ended April 30, 2018, the Funds had no unfunded loan commitments.

Pending Legal Proceedings
The Strategic Bond Fund is one of several defendants in a bankruptcy adversary avoidance claim in a Consolidated Multidistrict
Action styled In Re: Motors Liquidation Company, et al., Debtors, Motors Liquidation Company Avoidance Action Trust, etc., v.
JPMorgan Chase Bank, et al., United States District Bankruptcy Court for the Southern District of New York. The claim relates to alleged improper payments to the Fund as a participating lender in a term loan provided to General Motors Company due to the
Fund’s security interests not being properly perfected. The Fund denied liability and cross-claimed against the administrative agent

950 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

for the term loan lenders seeking damages arising from the agent’s failure to properly perfect the security interests of the lenders.
Discovery in the case in chief is closed, motion practice in that portion of the case is ongoing, and discovery with respect to the cross claims between the defense group and J.PMorgan Chase Bank over defective UCC filings is underway. Mediation commenced in
February 2018 with the parties not able to reach a settlement, and continued into late April 2018 with the defense group conveying a counterproposal settlement offer with no response from plaintiffs as of the date of this note.

10. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure except the following:

Effective September 12, 2018, the U.S. Core Equity Fund will undergo the following changes:

• The Fund will be renamed the Equity Income Fund.

• The Fund’s investment objective will change to “The Fund seeks to provide long term capital growth and current income.”

• The Fund will have a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities.

• The Fund’s investment strategy will change to investing principally in common stocks of dividend-paying large and medium capitalization U.S. companies.

Please see the Supplement to the Fund’s Prospectus dated June 7, 2018 for more information regarding these and related changes to the Fund.

On May 1, 2018, the Board declared dividends payable from net investment income. Dividends were paid on May 3, 2018, to shareholder of record effective with the opening of business on May 2, 2018.

On June 1, 2018, the Board declared dividends payable from net investment income. Dividends were paid on June 5, 2018, to shareholder of record effective with the opening of business on June 4, 2018.

Notes to Financial Statements 951

Russell Investment Company

Affiliated Brokerage Transactions — April 30, 2018 (Unaudited)

As discussed in the Note 5 in the Notes to Financial Statements contained in this annual report, the Funds utilize RIIS and its independent brokers. RIIS is a registered broker dealer and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing, and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for each Fund’s assets that RIM determines not to allocate to money managers including assets RIM may manage to effect a Fund’s investment strategies and/or to modify a Fund’s overall portfolio characteristics and for each Fund’s cash reserves, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers (iv) to execute money manager portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager, or (v) to execute foreign currency transactions on behalf of the Funds. RIM has authorized
RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.

Amounts retained by RIIS for the period ended April 30, 2018 were as follows:

Affiliated Broker	Fund Name
RIM
	U. S. Core Equity Fund	$10,622
	U. S. Defensive Equity Fund	3,659
	U. S. Dynamic Equity Fund	207
	U. S. Strategic Equity Fund	305,627
	U. S. Mid Cap Equity Fund	4,494
	U. S. Small Cap Equity Fund	81,230
	International Developed Markets Fund	527,328
	Global Equity Fund	56,990
	Emerging Markets Fund	454,698
	Tax-Managed U. S. Large Cap Fund	22,410
	Tax-Managed U. S. Mid & Small Cap Fund	27,271
	Tax-Managed International Equity Fund	52,419
	Global Infrastructure Fund	51,243
	Global Real Estate Securities Fund	42,088
	Multi-Strategy Income Fund	101,389
	Multi-Asset Growth Strategy Fund	213,102
	Strategic Call Overwriting Fund	262
	Multifactor U,S. Equity Fund	31,288
	Multifactor International Equity Fund	29,210

952 Affiliated Brokerage Transactions

Russell Investment Company

Basis for Approval of Investment Advisory Contracts — (Unaudited)

The Board received the following proposals from RIM: (i) at a meeting held on December 5, 2017, to effect Money Manager changes for the International Developed Markets Fund, Tax-Managed U.S. Mid & Small Cap Fund, Commodity Strategies Fund, Multi-Strategy
Income Fund, and Multi-Asset Growth Strategy Fund, and at that same meeting to approve a new portfolio management contract for an existing Money Manager of the Emerging Markets Fund; and (ii) at a meeting held on February 27, 2018, to effect Money Manager changes for the Emerging Markets Fund and the Tax-Managed International Equity Fund, and at that same meeting to approve a new portfolio management contract for an existing Money Manager for the International Developed Markets Fund. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed change; information as to the
Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy) and RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC, the Fund’s underwriter; the CCO’s evaluation of the
Money Manager’s compliance program, policies and procedures in relation to the money manager’s role in the management of the
Fund’s investment portfolio, and certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate
Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Fund assets to the Money Manager or its strategy. The Trustees’ approval also reflected their findings at prior meetings, including their December 2015 meeting in connection with their evaluation and approval of the Funds’ existing investment advisory agreements with RIM and then current Money Managers for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed Money Manager changes because the Money Manager’s investment advisory fees are paid by RIM.

Basis for Approval of Investment Advisory Contracts 953

Russell Investment Company

Shareholder Requests for Additional Information — April 30, 2018 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year on Form N-Q. These reports are available (i) free of charge, upon request, by calling the Funds at (800)
787-7354; (ii) at https://russellinvestments.com; (iii) at the Securities and Exchange Commission’s website at www.sec.gov; and (iv) the
Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the
operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2017 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii)
at https://russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

954 Shareholder Requests for Additional Information

Russell Investment Company

Disclosure of Information about Fund Trustees and Officers — April 30, 2018
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 33 funds and Russell Investment Funds (“RIF”), which has 9 funds. Each of the trustees is a trustee of RIC and RIF. The first table provides information for the Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Mr. Connealy has had experience with other investment companies and their investment advisers, first as a partner in the investment management practice of
PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Spina has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies.
As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Mr.
Spina is in a position to provide the Board with such parties' perspectives on the management, operations and distribution of the Funds.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INTERESTED TRUSTEE
Mark Spina, #	Trustee since 2017	Appointed until	• President and CEO, RIC and RIF	42	None
Born June 8, 1970	President and Chief	successor is	• Chairman of the Board, President,
1301 Second Avenue,	Executive Officer	duly elected and	Russell Investments Financial
18th Floor, Seattle, WA	since 2017	qualified	Services, LLC (“RIFIS”)
98101		Appointed	• Chairman of the Board, Russell
		until successor	Investments Fund Services, LLC
		is chosen and	(“RIFUS”)
		qualified by	• Director, RIM
		Trustees	• From 2015-2016, Head of
Intermediary Distribution and
President of Pioneer Funds
Distributor
• From 2008-2015, Head of
Intermediary Distribution, Voya
Investment Management

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	Senior Vice President, Larco	42	Until October
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)		2015, Trustee,
1301 Second Avenue,		duly elected and			Russell
18th Floor, Seattle, WA		qualified			Exchange
98101					Traded Funds
Trust

Disclosure of Information about Fund Trustees and Officers 955

Russell Investment Company

Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2018 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee
Kristianne Blake,	Trustee since 2000	Appointed until	• Lead Independent Director, Avista	42	• Lead
Born January 22, 1954	Chairman since 2005	successor is	Corp. (electric utilities)		Independent
1301 Second Avenue,		duly elected and	• Until May 2017, Director and		Director,
18th Floor, Seattle, WA		qualified	Chairman of the Audit Committee,		Avista Corp.
98101		Approved	Avista Corp (electric utilities)		(electric
		annually	• Regent, University of Washington		utilities)
			• President, Kristianne Gates Blake,		• Until May
			P. S. (accounting services)		2017,
			• Until June 2014, Director, Ecova		Director,
			(total energy and sustainability		Avista Corp
			management)		(electric
			• Until December 2013, Trustee		utilities)
			and Chairman of the Operations		• Until June
			Committee, Principal Investors Funds		2014,
			and Principal Variable Contracts		Director,
			Funds (investment company)		Ecova (total
energy and
sustainability
management)
• Until
December
2013, Trustee,
Principal
Investors
Funds
(investment
company)
• Until
December
2013, Trustee
Principal
Variable
Contracts
Funds
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

*	Each Trustee is subject to mandatory retirement at age 75.
#	Mr. Spina is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

956 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2018 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	42	• Trustee and
Born June 26, 1951	Chairman of the	successor is	• Trustee and Chairperson of Select		Chairperson of
1301 Second Avenue,	Audit Committee	duly elected and	Sector SPDR Funds (investment		Select Sector
18th Floor, Seattle, WA	since 2017	qualified	company)		SPDR Funds
98101		Appointed until	• Until December 2014, Chairperson of		(investment
		successor is	Audit Committee, Select Sector SPDR		company)
		duly elected and	Funds (investment company)		• From August
		qualified			2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Daniel P. Connealy,	Trustee since 2003	Appointed until	• Retired	42	Until October
Born June 6, 1946		successor is	• June 2004 to June 2014, Senior Vice		2015, Trustee,
1301 Second Avenue,		duly elected and	President and Chief Financial Officer,		Russell
18th Floor, Seattle, WA		qualified	Waddell & Reed Financial, Inc.		Exchange
98101			(investment company)		Traded Funds
Trust

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	42	Until October
Born December 3, 1951		successor is	• January 2011 through March 2013,		2015, Trustee,
1301 Second Avenue		duly elected and	President Emerita, Laird Norton		Russell
18th Floor, Seattle, WA		qualified	Wealth Management (investment		Exchange
98101			company)		Traded Funds
Trust

Raymond P. Tennison, Jr. ,	Trustee since 2000	Appointed until	• Retired	42	Until October
Born December 21, 1955	Chairman of	successor is			2015, Trustee,
1301 Second Avenue	the Nominating	duly elected and			Russell
18th Floor, Seattle, WA	and Governance	qualified			Exchange
98101	Committee since	Appointed until			Traded Funds
	2007	successor is			Trust
duly elected and
qualified

Disclosure of Information about Fund Trustees and Officers 957

Russell Investment Company

Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2018 (Unaudited)

	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Name,	With Fund and	of	During the	Portfolios	Directorships
Age,	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
Address	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Jack R. Thompson,	Trustee since 2005	Appointed until	• Retired	42	• Until October
Born March 21, 1949	Chairman of	successor is			2015, Trustee,
1301 Second Avenue,	the Investment	duly elected and			Russell
18th Floor, Seattle, WA	Committee since	qualified			Exchange
98101	2015	Appointed until			Traded Funds
		successor is			Trust
duly elected and
qualified

*	Each Trustee is subject to mandatory retirement at age 75.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

TRUSTEE EMERITUS
George F. Russell, Jr. ,	Trustee Emeritus and	Until resignation	• Director Emeritus, RIM	42	None
Born July 3, 1932	Chairman Emeritus	or removal
1301 Second Avenue,	since 1999
18th Floor, Seattle, WA
98101

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served

OFFICERS
Mark Spina,	President and Chief	Until successor	• President and Chief Executive Officer, RIC and RIF
Born June 8, 1970	Executive Officer	is chosen and	• Chairman of the Board, President, RIFIS.
1301 Second Avenue	since 2017	qualified by	• Chairman of the Board, RIFUS
18th Floor, Seattle, WA		Trustees	• Director, RIM
98101			• From 2015 to 2016, Head of Intermediary Distribution and President
of Pioneer Funds Distributor
• From 2008 to 2015, Head of Intermediary Distribution, Voya
Investment Management
Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC and RIF
Born December 16, 1966	Officer since 2005	by Independent	• Chief Compliance Officer, RIFUS
1301 Second Avenue		Trustees	• 2011 to 2016 Chief Compliance Officer, U. S. One , LLC
18th Floor, Seattle, WA
98101

958 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2018 (Unaudited)

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served
Mark E. Swanson,	Treasurer, Chief	Until successor	• Global Head of Fund Services, Russell Investments
Born November 26, 1963	Accounting Officer	is chosen and	• Treasurer, Chief Accounting Officer and CFO, RIC and RIF
1301 Second Avenue	and Chief Financial	qualified by	• Director and President, RIFUS
18th Floor, Seattle, WA	Officer since 1998	Trustees	• Director RIM, Russell Investments Trust Company (“RITC”) and
98101			RIFIS
• President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
• October 2011 to December 2013, Head of North America Operations
Russell Investments

Jeffrey T. Hussey,	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born May 2, 1969	Officer since 2013	Trustees	• Chief Investment Officer, RIC and RIF
1301 Second Avenue,			• Chairman of the Board and President, RIM
18th Floor, Seattle WA			• Director, RITC, Russell Investments Implementation Services, LLC
98101			and Russell Investments Delaware, LLC
• Board of Managers, Russell Investments Funds Management, LLC
• 2003 to 2013 Chief Investment Officer, Fixed Income, Russell
Investments

Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIM, RIFUS and RIFIS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC and RIF
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, U. S. One, LLC
98101

Disclosure of Information about Fund Trustees and Officers 959

Russell Investment Company

Adviser, Money Managers and Service Providers — April 30, 2018 (Unaudited)

Interested Trustee	Mar Vista Investment Partners, Los Angeles, CA
Mark Spina	U. S. Dynamic Equity Fund
Independent Trustees	AJO, LP, Philadelphia, PA
Thaddas L. Alston	Jacobs Levy Equity Management, Inc. , Florham Park, NJ
Kristianne Blake	Pzena Investment Management, LLC, New York, NY
Cheryl Burgermeister	Suffolk Capital Management, LLC, New York, NY
Daniel P. Connealy	U. S. Strategic Equity Fund
Katherine W. Krysty	AJO, LP, Philadelphia, PA
Raymond P. Tennison, Jr.	Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Jack R. Thompson	Brandywine Global Investment Management, LLC,
Trustee Emeritus	Philadelphia, PA
George F. Russell, Jr.	Jacobs Levy Equity Management, Inc. , Florham Park, NJ
Officers	Suffolk Capital Management, LLC, New York, NY
Mark Spina, President and Chief Executive Officer	William Blair Investment Management, LLC, Chicago, IL
Mark E. Swanson, Treasurer, Chief Accounting Officer &	U. S. Mid Cap Equity Fund
Chief Financial Officer	Ceredex Value Advisors LLC, Orlando, FL
Cheryl Wichers, Chief Compliance Officer	Elk Creek Partners, LLC, Denver, CO
Jeffrey T. Hussey, Chief Investment Officer	Jacobs Levy Equity Management Inc. , Florham Park, NJ
Mary Beth R. Albaneze, Secretary	U. S. Small Cap Equity Fund
Adviser	Ancora Advisors LLC, Cleveland, OH
Russell Investment Management, LLC	Boston Partners Global Investors, Inc. , New York, NY
1301 Second Avenue	Copeland Capital Management, LLC, Conshohocken, PA
Seattle, WA 98101	DePrince, Race & Zollo, Inc. , Winter Park, FL
Administrator and Transfer and Dividend Disbursing	Falcon Point Capital, LLC, San Francisco, CA
Jacobs Levy Equity Management Inc. , Florham Park, NJ
Agent	Penn Capital Management Company, Inc. , Philadelphia, PA
Russell Investments Fund Services, LLC	Timpani Capital Management LLC, Milwaukee, WI
1301 Second Avenue	International Developed Markets Fund
Seattle, WA 98101	GQG Partners, LLC, Fort Lauderdale, FL
Custodian	Janus Capital Management LLC, Denver, CO and Perkins
State Street Bank and Trust Company	Investment Management, LLC, Chicago, IL
1 Heritage Drive	Numeric Investors LLC, Boston, MA
North Quincy, MA 021171	Pzena Investment Management, LLC, New York, NY
Office of Shareholder Inquiries	Wellington Management Company LLP, Boston, MA
1301 Second Avenue	Global Equity Fund
Seattle, WA 98101	GQG Partners, LLC, Fort Lauderdale, FL
(800) 787-7354	Polaris Capital Management, LLC, Boston, MA
Legal Counsel	Sanders Capital, LLC, New York, NY
Dechert LLP	Wellington Management Company LLP, Boston, MA
One International Place, 40th Floor	Emerging Markets Fund
100 Oliver Street	AllianceBernstein L. P. , New York, NY
Boston, MA 02110	Axiom International Investors, LLC, Greenwich, CT
Distributor	Consillium Investment Management, LLC, Fort Lauderdale,
Russell Investments Financial Services, LLC	FL
1301 Second Avenue	Harding Loevner LP, Bridgewater, NJ
Seattle, WA 98101	Numeric Investors LLC, Boston, MA
Independent Registered Public Accounting Firm	Oaktree Capital Management, L. P. , Los Angeles, CA
PricewaterhouseCoopers LLP	Westwood Management Corporation, Dallas, TX
1420 5th Avenue, Suite 2800	Tax-Managed U. S. Large Cap Fund
Seattle, WA 98101	Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Money Managers	J. P. Morgan Investment Management Inc. , New York, NY
MarVista Investment Partners LLC, Los Angeles, CA
U. S. Core Equity Fund	Pzena Investment Management, LLC, New York, NY
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX	Sustainable Growth Advisers, LP, Stamford, CT
Brandywine Global Investment Management, LLC,	Tax-Managed U. S. Mid & Small Cap Fund
Philadelphia, PA
Jacobs Levy Equity Management, Inc. , Florham Park, NJ	Ancora Advisors, Cleveland, OH
Suffolk Capital Management, LLC, New York, NY	Chartwell Investment Partners, Berwyn, PA
Sustainable Growth Advisers, LP, Stamford, CT	Copeland Capital Management, LLC, Conshohocken, PA
Falcon Point Capital, LLC, San Francisco, CA
U. S. Defensive Equity Fund	Snow Capital Management, L. P. , Sewickley, PA
Coho Partners, Ltd. , Berwyn, PA	Summit Creek Advisors LLC, Minneapolis, MN
Jacobs Levy Equity Management, Inc. , Florham Park, NJ

960 Adviser, Money Managers and Service Providers

Russell Investment Company

Adviser, Money Managers and Service Providers — April 30, 2018 (Unaudited)

Tax-Managed International Equity Fund	Cohen & Steers Asia Limited, Hong Kong, China
AllianceBernstein L. P. , New York, NY	Colonial First State Asset Management (Australia) Limited,
GQG Partners, LLC, Fort Lauderdale, FL	Sydney, Australia
Janus Capital Management LLC, Denver, CO and Perkins	Maple-Brown Abbott Limited, Sydney, Australia
Investment Management, LLC, Chicago, IL	Nuveen Asset Management, LLC, Chicago, IL
Pzena Investment Management, LLC, New York, NY	Global Real Estate Securities Fund
RWC Asset Advisors (US) LLC, Miami, FL	Cohen & Steers Capital Management, Inc. , New York, NY,
Global Opportunistic Credit Fund	Cohen & Steers UK Limited, London, United Kingdom and
Axiom Alternative Investments SARL, Paris, France	Cohen & Steers Asia Limited, Hong Kong, China
Barings LLC, Boston, MA, Barings Global Advisers Limited,	Morgan Stanley Investment Management Inc. , New York, NY,
London, United Kingdom	Morgan Stanley Investment Management Limited, New
DDJ Capital Management LLC, Waltham, MA	York. NY, and Morgan Stanley Investment Management
DuPont Capital Management Corporation, Wilmington, DE	Company, New York, NY
Lazard Asset Management LLC, New York, NY	RREEF America L. L. C. , Chicago, IL, Deutsche Alternatives
THL Credit Advisors, LLC, Boston, MA	Asset Management (Global) Limited operating under the
Unconstrained Total Return Fund	brand name Deutsch Asset Management London, United
H2O Asset Management LLP, London, United Kingdom	Kingdom
Post Advisory Group, LLC, Santa Monica, CA	Multi-Strategy Income Fund
Putnam Investment Management, LLC, Boston, MA	Boston Partners Global Investors, Inc. , New York, NY
THL Credit Advisors, LLC, Boston, MA	Cohen & Steers Capital Management, Inc. , New York, NY,
Strategic Bond Fund	Cohen & Steers UK Limited, London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
Colchester Global Investors Limited, London, United	DDJ Capital Management LLC, Waltham, MA
Kingdom	GLG LLC, New York, NY
Logan Circle Partners, L. P. , Philadelphia, PA	Janus Capital Management LLC, Denver, CO and Perkins
Insight Investment International Limited, London, United	Investment Management, LLC, Chicago, IL
Kingdom	JO Hambro Capital Management, Ltd. , London, UK
Schroder Investment Management North America Inc. , New	Kopernik Global Investors, LLC, Tampa, FL
York, NY	Oaktree Capital Management, L. P. , Los Angeles, CA
Scout Investments, Inc, Kansas City, MO	OFI Global Institutional, Inc. , New York, NY
Western Asset Management Company, Pasadena, CA and	Putnam Investment Management, LLC, Boston, MA
Western Asset Management Company Limited, London,	THL Credit Advisors, LLC, Boston, MA
United Kingdom	T. Rowe Price Associates, Inc. , Baltimore, MD
Investment Grade Bond Fund	Multi-Asset Growth Strategy Fund
Logan Circle Partners, L. P. , Philadelphia, PA	AllianceBernstein L. P. , New York, NY
Loomis, Sayles & Company, L. P. , Boston, MA	Axiom International Investors, LLC, Greenwich, CT
Neuberger Berman Investment Advisers LLC, New York, NY	Boston Partners Global Investors, Inc. , New York, NY
Schroder Investment Management North America Inc. , New	Cohen & Steers Capital Management, Inc. , New York, NY,
York, NY	Cohen & Steers UK Limited, London, United Kingdom and
Short Duration Bond Fund	Cohen & Steers Asia Limited, Hong Kong, China
Logan Circle Partners, L. P. , Philadelphia, PA	Colonial First State Asset Management (Australia) Limited,
Scout Investments, Inc, Kansas City, MO	Sydney, Australia
THL Credit Advisors, LLC, Boston, MA	GLG LLC, New York, NY
Tax-Exempt High Yield Bond Fund	Hermes Investment Management Limited, London, UK
Goldman Sachs Asset Management, New York, NY	Kopernik Global Investors, LLC, Tampa, FL
MacKay Shields LLC, New York, NY	Levin Capital Strategies, New York, NY
Tax-Exempt Bond Fund	Oaktree Capital Management, L. P. , Los Angeles, CA
Goldman Sachs Asset Management, New York, NY	OFI Global Institutional, Inc. , New York, NY
MacKay Shields LLC, New York, NY	Polaris Capital Management, LLC, Boston, MA
Putnam Investment Management, LLC, Boston, MA
Commodity Strategies Fund	RiverPark Advisors, LLC, New York, NY
Credit Suisse Asset Management, LLC, New York, NY	Sustainable Growth Advisers, LP, Stamford, CT
Mellon Capital Management Corp. , San Francisco, CA	THL Credit Advisors LLC, Boston, MA
Pacific Investment Management Company LLC, Newport	T. Rowe Price Associates, Inc. , Baltimore, MD
Beach, CA	Wellington Management Company LLP, Boston, MA
Global Infrastructure Fund
Cohen & Steers Capital Management, Inc. , New York, NY,	Note: Multifactor U. S. Equity, Multifactor International Equity and Strategic
Cohen & Steers UK Limited, London, United Kingdom and	Call Overwriting Funds are directly managed by RIM.

Adviser, Money Managers and Service Providers 961

Russell Investment Company

Adviser, Money Managers and Service Providers — April 30, 2018 (Unaudited)
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

962 Adviser, Money Managers and Service Providers

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

[redacted]

Russell Investments

2018 SEMI-ANNUAL REPORT

LifePoints® Funds

APRIL 30, 2018

FUND	SHARE CLASS
Conservative Strategy Fund	A, C, E, R1, R4, R5, S
Moderate Strategy Fund	A, C, E, R1, R4, R5, S
Balanced Strategy Fund	A, C, E, R1, R4, R5, S
Growth Strategy Fund	A, C, E, R1, R4, R5, S
Equity Growth Strategy Fund	A, C, E, R1, R4, R5, S

Russell Investment
Company

Russell Investment Company is a
series investment company with
32 different investment portfolios
referred to as Funds. These
financial statements report on 5 of
these Funds.

Russell Investment Company

LifePoints® Funds

Semi-annual Report

April 30, 2018 (Unaudited)

Table of Contents

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2018. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting https://russellinvestments.com/us/funds/
performance-prices.

Russell Investment Company
Conservative Strategy Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$998.60	$1,022.07
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$2.73	$2.76

Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2018	$995.60	$1,018.35
	Expenses Paid During Period*	$6.43	$6.51
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.30%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypo account values and expenses may not be			Performance (5%
used to estimate the actual ending account balance or expenses		Actual	return before
you paid for the period. You may use this info to compare the	Class E	Performance	expenses)
ongoing costs of investing in the Fund and other funds. To do so,	Beginning Account Value
	November 1, 2017	$1,000.00	$1,000.00
compare this 5% hypothetical example with the 5% hypothetical	Ending Account Value
examples that appear in the shareholder reports of other funds.	April 30, 2018	$999.60	$1,022.07
	Expenses Paid During Period*	$2.73	$2.76

* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Conservative Strategy Fund 3

Russell Investment Company
Conservative Strategy Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,000.60	$1,023.95
Expenses Paid During Period*	$0.84	$0.85

* Expenses are equal to the Fund's annualized expense ratio of 0.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,000.00	$1,022.71
Expenses Paid During Period*	$2.08	$2.11

* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$998.30	$1,021.47
Expenses Paid During Period*	$3.32	$3.36

* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,000.30	$1,023.31
Expenses Paid During Period*	$1.49	$1.51

* Expenses are equal to the Fund's annualized expense ratio of 0.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

4 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
	Shares		$
Investments in Affiliated Funds - 97.0%
Alternative - 5.6%
Commodity Strategies Fund Class Y	1,379,231		8,110
Global Infrastructure Fund Class Y	380,478		4,212
Global Real Estate Securities Fund Class Y	78,401		2,578
			14,900

Domestic Equities - 3.3%
Multifactor U. S. Equity Fund Class Y	399,710		5,232
U. S. Defensive Equity Fund Class Y	4,501		230
U. S. Dynamic Equity Fund Class Y	356,572		3,263
			8,725

Fixed Income - 58.1%
Global Opportunistic Credit Fund Class Y	273,903		2,676
Investment Grade Bond Fund Class Y	1,098,249		22,789
Short Duration Bond Fund Class Y	3,188,334		60,545
Strategic Bond Fund Class Y	4,481,020		46,692
Unconstrained Total Return Fund Class Y	2,147,788		21,478
			154,180

International Equities - 3.9%
Emerging Markets Fund Class Y	238,643		5,114
Multifactor International Equity Fund Class Y	490,770		5,134
			10,248

Multi-Asset - 26.1%
Multi-Strategy Income Fund Class Y	6,800,171		69,294

Total Investments in Affiliated Funds
(cost $246,364)			257,347

Short-Term Investments - 0.0%
U. S. Cash Management Fund (@)	51,996	(8)	52
Total Short-Term Investments
(cost $52)			52

Total Investments 97.0%
(identified cost $246,416)			257,399

Other Assets and Liabilities, Net - 3.0%			7,994
Net Assets - 100.0%			265,393

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 5

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Amsterdam Index Futures			3	EUR	332	05/18	9
Australia 10 Year Bond Futures			39	AUD	4,987	06/18	15
CAC40 Euro Index Futures			23	EUR	1,259	05/18	61
DAX Index Futures			3	EUR	946	06/18	15
Dow U. S. Real Estate Index Futures			33	USD	988	06/18	14
EURO STOXX 50 Index Futures			21	EUR	730	06/18	32
FTSE/MIB Index Futures			2	EUR	236	06/18	15
IBEX 35 Index Futures			3	EUR	299	05/18	9
MSCI Emerging Markets Mini Index Futures			26	USD	1,498	06/18	(96)
OMXS 30 Index Futures			17	SEK	2,660	05/18	9
S&P 500 E-Mini Index Futures			15	USD	1,985	06/18	(84)
TOPIX Index Futures			5	JPY	88,974	06/18	27
United States 10 Year Treasury Note Futures			40	USD	4,785	06/18	(12)
Short Positions
Euro-Bund Futures			18	EUR	2,857	06/18	(49)
FTSE 100 Index Futures			7	GBP	522	06/18	(31)
Hang Seng Index Futures			1	HKD	1,533	05/18	(2)
Japan Government 10 Year Bond Futures			2	JPY	301,280	06/18	1
Long Gilt Futures			7	GBP	856	06/18	(14)
MSCI Singapore Index Futures			2	SGD	82	05/18	(1)
NASDAQ 100 E-Mini Index Futures			12	USD	1,587	06/18	123
Russell 1000 E-Mini Index Futures			1	USD	73	06/18	3
Russell 2000 E-Mini Index Futures			10	USD	772	06/18	26
S&P 500 E-Mini Index Futures			39	USD	5,162	06/18	252
SPI 200 Index Futures			3	AUD	447	06/18	1
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							323

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Bank of America	USD	737	AUD		948	05/23/18	(23)
Bank of America	AUD	1,351		USD	1,049	05/23/18	33
Bank of Montreal	USD	224		EUR	181	05/23/18	(5)
Bank of Montreal	USD	527		EUR	425	05/23/18	(13)
Bank of Montreal	CHF	215		USD	223	05/23/18	6
Bank of Montreal	CHF	354		USD	368	05/23/18	10
Brown Brothers Harriman	USD	1,055		GBP	736	05/23/18	(40)
Brown Brothers Harriman	ILS	921		USD	261	05/23/18	5
Brown Brothers Harriman	ILS	1,567		USD	446	05/23/18	10
Citibank	USD	1,051		JPY	112,432	05/23/18	(21)
Citibank	AUD	525		USD	409	06/20/18	14
Citibank	CAD	447		USD	347	06/20/18	(2)
Citibank	CHF	299		USD	318	06/20/18	15
Citibank	EUR	1,517		USD	1,887	06/20/18	48
Citibank	GBP	741		USD	1,030	06/20/18	9
Citibank	HKD	1,631		USD	209	06/20/18	1

See accompanying notes which are an integral part of the financial statements.

6 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
			Amount			Amount			(Depreciation)
Counterparty			Sold			Bought	Settlement Date		$
Citibank			ILS	1,841	USD	524	05/23/18		12
Citibank			JPY	168,769	USD	1,600	06/20/18		52
Citibank			NOK	3,479	USD	448	05/23/18		14
Citibank			SEK	1,520	USD	185	06/20/18		11
Citibank			SGD	65	USD	49	06/20/18		—
Royal Bank of Canada			USD	731	NZD	997	05/23/18		(30)
Royal Bank of Canada			AUD	525	USD	410	06/20/18		15
Royal Bank of Canada			CAD	447	USD	348	06/20/18		(1)
Royal Bank of Canada			CHF	299	USD	318	06/20/18		15
Royal Bank of Canada			DKK	4,448	USD	740	05/23/18		18
Royal Bank of Canada			EUR	1,517	USD	1,890	06/20/18		53
Royal Bank of Canada			GBP	741	USD	1,031	06/20/18		9
Royal Bank of Canada			HKD	1,631	USD	208	06/20/18		1
Royal Bank of Canada			JPY	168,769	USD	1,598	06/20/18		49
Royal Bank of Canada			SEK	6,211	USD	740	05/23/18		30
Royal Bank of Canada			SEK	1,520	USD	186	06/20/18		11
Royal Bank of Canada			SGD	65	USD	49	06/20/18		—
State Street			USD	448	CAD	562	05/23/18		(10)
State Street			USD	448	JPY	47,843	05/23/18		(9)
State Street			CNY	13,090	USD	2,052	06/20/18		(13)
State Street			ILS	921	USD	263	05/23/18		7
State Street			KRW	1,132,010	USD	1,060	06/20/18		2
State Street			TWD	30,050	USD	1,037	06/20/18		18
Westpac			USD	224	EUR	181	05/23/18		(5)
Westpac			USD	527	EUR	425	05/23/18		(13)
Westpac			CHF	215	USD	223	05/23/18		6
Westpac			CHF	354	USD	368	05/23/18		10
Westpac			SEK	8,846	USD	1,050	05/23/18		38
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts									337

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	4,000	(1.000%)(2)	06/20/23	82	(8)	74
CDX Investment Grade
Index	Bank of America	Sell	USD	4,000	1.000%(2)	06/20/23	71	8	79
Total Open Credit Indices Contracts (å)							153	—	153

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 7

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$257,347	$—	$—	$—	$257,347	97.0
Short-Term Investments	—	—	—	52	52	—*
Total Investments	257,347	—	—	52	257,399	97.0
Other Assets and Liabilities, Net						3.0
						100.0
Other Financial Instruments
Assets
Futures Contracts	612	—	—	—	612	0.2
Foreign Currency Exchange Contracts	—	522	—	—	522	0.2
Credit Default Swap Contracts	—	153	—	—	153	0.1
'
Liabilities
Futures Contracts	(289)	—	—	—	(289)	(0.1)
Foreign Currency Exchange Contracts	—	(185)	—	—	(185)	(0.1)
Total Other Financial Instruments**	$323	$490	$—	$—	$813

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

8 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$—	$522	$—
Receivable from Broker for Futures*	596	—	—	16
Credit default swap contracts, at fair value	—	153	—	—
Total	$596	$153	$522	$16

Location: Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures*	$214	$—	$—	$75
Unrealized depreciation on foreign currency exchange contracts	—	—	185	—
Total	$214	$—	$185	$75
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(1,077)	$—	$—	$(79)
Credit default swap contracts	—	(45)	—	—
Foreign currency exchange contracts	—	—	(430)	—
Total	$(1,077)	$(45)	$(430)	$(79)

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts	$552	$—	$—	$(78)
Credit default swap contracts	—	21	—	—
Total	$552	$21	$—	$(78)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 9

Russell Investment Company
Conservative Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$522	$ — $	522
Futures Contracts	Receivable from Broker for Futures	1,084	—	1,084
Credit Default Swap Contracts	Credit default swap contracts, at fair value	153	—	153
Total Financial and Derivative Assets		1,759	—	1,759
Financial and Derivative Assets not subject to a netting agreement		(1,237)	—	(1,237)
Total Financial and Derivative Assets subject to a netting agreement		$522	$ — $	522

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$32	$23	$—	$ 9
Bank of Montreal	16	16	—	—
Brown Brothers Harriman	15	15	—	—
Citigroup	177	22	—	155
Royal Bank of Canada	201	31	—	170
State Street	27	20	—	7
Westpac	54	18	—	36
Total	$522	$145	$—	$ 377

See accompanying notes which are an integral part of the financial statements.

10 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures	$434	$ — $	434
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	185	—	185
Total Financial and Derivative Liabilities		619	—	619
Financial and Derivative Liabilities not subject to a netting agreement		(434)	—	(434)
Total Financial and Derivative Liabilities subject to a netting agreement		$185	$ — $	185

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$23	$23	$—	$ —
Bank of Montreal	19	16	—	3
Brown Brothers Harriman	40	15	—	25
Citigroup	22	22	—	—
Royal Bank of Canada	31	31	—	—
State Street	32	20	—	12
Westpac	18	18	—	—
Total	$185	$145	$—	$ 40

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 11

Russell Investment Company
Conservative Strategy Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$246,416
Investments, at fair value(>)	257,399
Cash	6,485
Unrealized appreciation on foreign currency exchange contracts	522
Receivables:
Investments sold	240
Fund shares sold	397
From broker(a)(b)(c)	3,063
Prepaid expenses	1
Credit default swap contracts, at fair value(+)	153
Total assets	268,260

Liabilities
Payables:
Due to broker (d)(e)(f)	1,891
Fund shares redeemed	536
Accrued fees to affiliates	180
Other accrued expenses	75
Unrealized depreciation on foreign currency exchange contracts	185
Total liabilities	2,867

Net Assets	$265,393

See accompanying notes which are an integral part of the financial statements.

12 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$350
Accumulated net realized gain (loss)	(1,708)
Unrealized appreciation (depreciation) on:
Investments in affiliated funds	10,983
Futures contracts	323
Foreign currency exchange contracts	337
Foreign currency-related transactions	6
Shares of beneficial interest	274
Additional paid-in capital	254,828
Net Assets	$265,393

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$9.72
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$10.31
Class A — Net assets	$70,257,942
Class A — Shares outstanding ($. 01 par value)	7,228,822
Net asset value per share: Class C(#)	$9.60
Class C — Net assets	$120,418,680
Class C — Shares outstanding ($. 01 par value)	12,547,694
Net asset value per share: Class E(#)	$9.77
Class E — Net assets	$10,037,037
Class E — Shares outstanding ($. 01 par value)	1,027,612
Net asset value per share: Class R1(#)	$9.80
Class R1 — Net assets	$6,929,243
Class R1 — Shares outstanding ($. 01 par value)	707,172
Net asset value per share: Class R4(#)	$9.74
Class R4 — Net assets	$13,445,772
Class R4 — Shares outstanding ($. 01 par value)	1,380,958
Net asset value per share: Class R5(#)	$9.82
Class R5 — Net assets	$10,120,472
Class R5 — Shares outstanding ($. 01 par value)	1,030,651
Net asset value per share: Class S(#)	$9.81
Class S — Net assets	$34,184,112
Class S — Shares outstanding ($. 01 par value)	3,486,258
Amounts in thousands
(+) Credit default swap contracts - premiums paid (received)	$153
(>) Investments in affiliated funds	$257,399

(a) Receivable from Broker for Futures	$902
(b) Receivable from Broker for Swaps	$1,077
(c) Receivable Variation Margin for Futures	$1,084
(d) Due to Broker for Futures	$244
(e) Due to Broker for Swaps	$1,213
(f) Payable Variation Margin for Futures	$434
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 13

Russell Investment Company
Conservative Strategy Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$4,817

Expenses
Advisory fees	275
Administrative fees	59
Custodian fees	31
Distribution fees - Class A	91
Distribution fees - Class C	469
Distribution fees - Class R5	13
Transfer agent fees - Class A	73
Transfer agent fees - Class C	125
Transfer agent fees - Class E	10
Transfer agent fees - Class R1	8
Transfer agent fees - Class R4	14
Transfer agent fees - Class R5	10
Transfer agent fees - Class S	35
Professional fees	20
Registration fees	48
Shareholder servicing fees - Class C	156
Shareholder servicing fees - Class E	13
Shareholder servicing fees - Class R4	17
Shareholder servicing fees - Class R5	13
Trustees’ fees	5
Printing fees	21
Miscellaneous	7
Expenses before reductions	1,513
Expense reductions	(348)
Net expenses	1,165
Net investment income (loss)	3,652

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds	1,062
Futures contracts	(1,156)
Foreign currency exchange contracts	(430)
Credit default swap contracts	(45)
Foreign currency-related transactions	(9)
Capital gain distributions from affiliated funds	1,299
Net realized gain (loss)	721
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds	(5,583)
Futures contracts	474
Credit default swap contracts	21
Foreign currency-related transactions	6
Net change in unrealized appreciation (depreciation)	(5,082)
Net realized and unrealized gain (loss)	(4,361)
Net Increase (Decrease) in Net Assets from Operations	$(709)

See accompanying notes which are an integral part of the financial statements.

14 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,652	$6,711
Net realized gain (loss)	721	3,742
Net change in unrealized appreciation (depreciation)	(5,082)	3,646
Net increase (decrease) in net assets from operations	(709)	14,099

Distributions
From net investment income
Class A	(858)	(1,922)
Class C	(1,223)	(2,368)
Class E	(126)	(290)
Class R1	(116)	(444)
Class R4	(161)	(369)
Class R5	(117)	(292)
Class S	(428)	(1,023)
From net realized gain
Class A	(927)	(1,725)
Class C	(1,594)	(3,121)
Class E	(136)	(265)
Class R1	(115)	(375)
Class R4	(168)	(311)
Class R5	(130)	(276)
Class S	(437)	(834)
Net decrease in net assets from distributions	(6,536)	(13,615)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(17,232)	(68,118)
Total Net Increase (Decrease) in Net Assets	(24,477)	(67,634)

Net Assets
Beginning of period	289,870	357,504
End of period	$265,393	$289,870
Undistributed (overdistributed) net investment income included in net assets	$350	$(273)

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 15

Russell Investment Company
Conservative Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	486	$4,768	615	$5,994
Proceeds from reinvestment of distributions	182	1,766	377	3,602
Payments for shares redeemed	(1,134)	(11,101)	(2,258)	(22,067)
Net increase (decrease)	(466)	(4,567)	(1,266)	(12,471)
Class C
Proceeds from shares sold	868	8,401	1,857	17,996
Proceeds from reinvestment of distributions	292	2,811	580	5,465
Payments for shares redeemed	(2,024)	(19,611)	(5,458)	(52,799)
Net increase (decrease)	(864)	(8,399)	(3,021)	(29,338)
Class E
Proceeds from shares sold	37	367	53	518
Proceeds from reinvestment of distributions	27	262	58	554
Payments for shares redeemed	(146)	(1,431)	(428)	(4,184)
Net increase (decrease)	(82)	(802)	(317)	(3,112)
Class R1
Proceeds from shares sold	163	1,599	393	3,860
Proceeds from reinvestment of distributions	23	232	85	820
Payments for shares redeemed	(409)	(4,014)	(1,505)	(14,761)
Net increase (decrease)	(223)	(2,183)	(1,027)	(10,081)
Class R4
Proceeds from shares sold	112	1,096	285	2,784
Proceeds from reinvestment of distributions	34	329	71	680
Payments for shares redeemed	(140)	(1,367)	(587)	(5,760)
Net increase (decrease)	6	58	(231)	(2,296)
Class R5
Proceeds from shares sold	88	866	239	2,369
Proceeds from reinvestment of distributions	25	247	59	569
Payments for shares redeemed	(138)	(1,365)	(646)	(6,410)
Net increase (decrease)	(25)	(252)	(348)	(3,472)
Class S
Proceeds from shares sold	527	5,199	804	7,930
Proceeds from reinvestment of distributions	86	840	190	1,827
Payments for shares redeemed	(723)	(7,126)	(1,735)	(17,105)
Net increase (decrease)	(110)	(1,087)	(741)	(7,348)
Total increase (decrease)	(1,764)	$(17,232)	(6,951)	$(68,118)

See accompanying notes which are an integral part of the financial statements.

16 Conservative Strategy Fund

(This page intentionally left blank)

Russell Investment Company
Conservative Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2018*	9.97	. 14	(. 15)	(. 01)	(. 12)	(. 12)
October 31, 2017	9.92	. 23	. 24	. 47	(. 22)	(. 20)
October 31, 2016	10.65	. 24	. 13	. 37	(. 25)	(. 85)
October 31, 2015	11.16	. 27	(. 26)	. 01	(. 27)	(. 25)
October 31, 2014	11.09	. 14	. 28	. 42	(. 13)	(. 22)
October 31, 2013	11.02	. 28	. 08	. 36	(. 27)	(. 02)

Class C
April 30, 2018*	9.86	. 10	(. 14)	(. 04)	(. 10)	(. 12)
October 31, 2017	9.82	. 16	. 23	. 39	(. 15)	(. 20)
October 31, 2016	10.55	. 16	. 13	. 29	(. 17)	(. 85)
October 31, 2015	11.06	. 18	(. 25)	(. 07)	(. 19)	(. 25)
October 31, 2014	10.99	. 05	. 30	. 35	(. 06)	(. 22)
October 31, 2013	10.94	. 19	. 09	. 28	(. 21)	(. 02)

Class E
April 30, 2018*	10.01	. 15	(. 15)	—	(. 12)	(. 12)
October 31, 2017	9.97	. 24	. 22	. 46	(. 22)	(. 20)
October 31, 2016	10.70	. 24	. 13	. 37	(. 25)	(. 85)
October 31, 2015	11.21	. 26	(. 25)	. 01	(. 27)	(. 25)
October 31, 2014	11.13	. 14	. 29	. 43	(. 13)	(. 22)
October 31, 2013	11.05	. 30	. 07	. 37	(. 27)	(. 02)

Class R1
April 30, 2018*	10.04	. 18	(. 17)	. 01	(. 13)	(. 12)
October 31, 2017	9.99	. 31	. 20	. 51	(. 26)	(. 20)
October 31, 2016	10.72	. 29	. 12	. 41	(. 29)	(. 85)
October 31, 2015	11.23	. 32	(. 26)	. 06	(. 32)	(. 25)
October 31, 2014	11.15	. 18	. 30	. 48	(. 18)	(. 22)
October 31, 2013	11.08	. 31	. 10	. 41	(. 32)	(. 02)

Class R4(1)
April 30, 2018*	9.98	. 15	(. 15)	—	(. 12)	(. 12)
October 31, 2017	9.94	. 24	. 23	. 47	(. 23)	(. 20)
October 31, 2016	10.67	. 25	. 13	. 38	(. 26)	(. 85)
October 31, 2015	11.18	. 29	(. 26)	. 03	(. 29)	(. 25)
October 31, 2014	11.10	. 15	. 30	. 45	(. 15)	(. 22)
October 31, 2013	11.03	. 32	. 06	. 38	(. 29)	(. 02)

Class R5(2)
April 30, 2018*	10.07	. 14	(. 16)	(. 02)	(. 11)	(. 12)
October 31, 2017	10.02	. 22	. 24	. 46	(. 21)	(. 20)
October 31, 2016	10.74	. 23	. 13	. 36	(. 23)	(. 85)
October 31, 2015	11.25	. 27	(. 27)	—	(. 26)	(. 25)
October 31, 2014	11.17	. 13	. 29	. 42	(. 12)	(. 22)
October 31, 2013	11.09	. 30	. 06	. 36	(. 26)	(. 02)

Class S
April 30, 2018*	10.05	. 16	(. 16)	—	(. 12)	(. 12)
October 31, 2017	10.00	. 26	. 24	. 50	(. 25)	(. 20)
October 31, 2016	10.73	. 28	. 11	. 39	(. 27)	(. 85)
October 31, 2015	11.24	. 30	(. 26)	. 04	(. 30)	(. 25)
October 31, 2014	11.16	. 16	. 30	. 46	(. 16)	(. 22)
October 31, 2013	11.09	. 31	. 08	. 39	(. 30)	(. 02)

See accompanying notes which are an integral part of the financial statements.

18 Conservative Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(. 24)	9.72	(. 14)	70,258	. 79	. 55	1.46	4
(. 42)	9.97	4.97	76,690	. 78	. 55	2.35	19
(1.10)	9.92	3.97	88,921	. 76	. 54	2.47	18
(. 52)	10.65	. 11	106,603	. 75	. 55	2.54	39
(. 35)	11.16	3.92	124,288	. 75	. 56	1.22	26
(. 29)	11.09	3.35	136,433	. 73	. 57	2.55	21

(. 22)	9.60	(. 44)	120,419	1.54	1.30	1.08	4
(. 35)	9.86	4.12	132,249	1.53	1.30	1.62	19
(1.02)	9.82	3.22	161,404	1.51	1.29	1.67	18
(. 44)	10.55	(. 64)	188,011	1.50	1.30	1.71	39
(. 28)	11.06	3.21	210,015	1.50	1.31	. 47	26
(. 23)	10.99	2.61	227,048	1.48	1.32	1.76	21

(. 24)	9.77	(. 04)	10,037	. 79	. 55	1.52	4
(. 42)	10.01	4.83	11,112	. 78	. 55	2.44	19
(1.10)	9.97	3.95	14,227	. 76	. 54	2.43	18
(. 52)	10.70	. 12	17,017	. 75	. 55	2.43	39
(. 35)	11.21	3.99	20,901	. 75	. 56	1.22	26
(. 29)	11.13	3.40	24,180	. 74	. 57	2.75	21

(. 25)	9.80	. 06	6,929	. 54	. 17	1.77	4
(. 46)	10.04	5.34	9,331	. 53	. 17	3.18	19
(1.14)	9.99	4.35	19,546	. 51	. 16	2.88	18
(. 57)	10.72	. 50	28,784	. 50	. 17	2.96	39
(. 40)	11.23	4.40	38,079	. 50	. 17	1.63	26
(. 34)	11.15	3.79	43,145	. 48	. 17	2.81	21

(. 24)	9.74	—	13,446	. 79	. 42	1.51	4
(. 43)	9.98	4.99	13,723	. 78	. 42	2.47	19
(1.11)	9.94	4.11	15,964	. 76	. 41	2.56	18
(. 54)	10.67	. 23	16,189	. 75	. 42	2.70	39
(. 37)	11.18	4.14	25,502	. 75	. 42	1.38	26
(. 31)	11.10	3.51	35,427	. 73	. 42	2.95	21

(. 23)	9.82	(. 17)	10,120	1.04	. 67	1.41	4
(. 41)	10.07	4.79	10,634	1.03	. 67	2.22	19
(1.08)	10.02	3.88	14,067	1.01	. 66	2.33	18
(. 51)	10.74	(. 03)	20,285	1.00	. 67	2.45	39
(. 34)	11.25	3.83	27,768	1.00	. 67	1.16	26
(. 28)	11.17	3.30	42,335	. 98	. 67	2.76	21

(. 24)	9.81	. 03	34,184	. 54	. 30	1.58	4
(. 45)	10.05	5.19	36,131	. 53	. 30	2.62	19
(1.12)	10.00	4.20	43,375	. 51	. 29	2.77	18
(. 55)	10.73	. 36	57,824	. 50	. 30	2.78	39
(. 38)	11.24	4.25	83,582	. 50	. 31	1.46	26
(. 32)	11.16	3.59	82,691	. 48	. 32	2.82	21

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 19

Russell Investment Company
Conservative Strategy Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:

Advisory fees	$9,463
Administration fees	9,340
Distribution fees	91,366
Shareholder servicing fees	31,799
Transfer agent fees	36,301
Trustee fees	2,127
$180,396

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
Commodity Strategies Fund	$8,938	$406	$1,584	$75	$275	$8,110	$137	$—
Global Infrastructure Fund	6,981	798	2,941	313	(939)	4,212	302	292
Global Real Estate Securities Fund	509	2,328	171	6	(94)	2,578	40	25
Multifactor U. S. Equity Fund	5,817	600	1,112	129	(202)	5,232	80	280
U. S. Defensive Equity Fund	255	32	45	2	(14)	230	6	17
U. S. Dynamic Equity Fund	3,632	1,131	710	38	(828)	3,263	550	414
Global Opportunistic Credit Fund	2,951	111	297	2	(91)	2,676	92	—
Investment Grade Bond Fund	25,112	455	2,060	(44)	(674)	22,789	218	—
Short Duration Bond Fund	66,740	833	6,414	88	(702)	60,545	561	—
Strategic Bond Fund	51,445	1,064	4,325	49	(1,541)	46,692	558	—
Unconstrained Total Return Fund	23,665	404	2,653	(11)	73	21,478	304	—
Emerging Markets Fund	5,675	369	1,103	168	5	5,114	72	—
Multifactor International Equity Fund	5,675	380	974	44	9	5,134	146	—
Multi-Strategy Income Fund	76,359	2,438	8,846	203	(860)	69,294	1,746	271
U. S. Cash Management Fund	3,650	1,475	5,073	—	—	52	5	—
	$287,404	$12,824	$38,308	$1,062	$(5,583)	$257,399	$4,817	$1,299

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$249,132,995
Unrealized Appreciation	$10,076,958
Unrealized Depreciation	(997,473)
Net Unrealized Appreciation (Depreciation)	$9,079,485

See accompanying notes which are an integral part of the financial statements.

20 Conservative Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$1,005.50	$1,022.36
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$2.44	$2.46

Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2018	$1,001.70	$1,018.65
	Expenses Paid During Period*	$6.15	$6.21
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2017	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2018	$1,006.30	$1,021.97
of other funds.	Expenses Paid During Period*	$2.84	$2.86

* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Moderate Strategy Fund 21

Russell Investment Company
Moderate Strategy Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,007.10	$1,023.60
Expenses Paid During Period*	$1.19	$1.20

* Expenses are equal to the Fund's annualized expense ratio of 0.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,005.60	$1,022.36
Expenses Paid During Period*	$2.44	$2.46

* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,004.90	$1,021.12
Expenses Paid During Period*	$3.68	$3.71

* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,006.90	$1,023.21
Expenses Paid During Period*	$1.59	$1.61

* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

22 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 95.0%
Alternative - 5.9%
Commodity Strategies Fund Class Y		2,243,252		13,191
Global Infrastructure Fund Class Y		674,923		7,471
Global Real Estate Securities Fund Class Y		180,969		5,950
				26,612

Domestic Equities - 9.1%
Multifactor U. S. Equity Fund Class Y		534,049		6,991
U. S. Defensive Equity Fund Class Y		5,045		257
U. S. Dynamic Equity Fund Class Y		107,763		986
U. S. Small Cap Equity Fund Class Y		1,040,439		33,149
				41,383

Fixed Income - 47.3%
Global Opportunistic Credit Fund Class Y		2,872,299		28,062
Investment Grade Bond Fund Class Y		2,587,877		53,699
Strategic Bond Fund Class Y		9,305,125		96,960
Unconstrained Total Return Fund Class Y		3,619,838		36,198
				214,919

International Equities - 18.6%
Emerging Markets Fund Class Y		1,298,173		27,820
Global Equity Fund Class Y		2,879,986		31,104
Multifactor International Equity Fund Class Y		2,472,605		25,863
				84,787

Multi-Asset - 14.1%
Multi-Strategy Income Fund Class Y		6,276,979		63,962

Total Investments in Affiliated Funds
(cost $397,366)				431,663

Options Purchased - 0.2%
(Number of Contracts)
S&P 500 Index
Goldman Sachs May 2018 2,875.00 Call (386)	USD	110,975	(ÿ)	9
Merrill Lynch Sep 2018 2,725.00 Call (132)	USD	35,970	(ÿ)	795
Total Options Purchased
(cost $3,396)				804

Short-Term Investments - 0.0%
U. S. Cash Management Fund (@)		12,311	(8)	12
Total Short-Term Investments
(cost $12)				12

Total Investments 95.2%
(identified cost $400,774)				432,479

Other Assets and Liabilities, Net - 4.8%				22,004
Net Assets - 100.0%				454,483

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 23

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
									Value and
									Unrealized
									Appreciation
				Number of	Notional			Expiration	(Depreciation)
				Contracts	Amount			Date	$
Long Positions
Amsterdam Index Futures				26	EUR	2,875		05/18	74
Australia 10 Year Bond Futures				65	AUD	8,313		06/18	26
CAC40 Euro Index Futures				160	EUR	8,757		05/18	422
DAX Index Futures				23	EUR	7,251		06/18	111
Dow U. S. Real Estate Index Futures				174	USD	5,210		06/18	76
EURO STOXX 50 Index Futures				153	EUR	5,315		06/18	234
FTSE/MIB Index Futures				18	EUR	2,124		06/18	138
Hang Seng Index Futures				2	HKD	3,067		05/18	3
IBEX 35 Index Futures				25	EUR	2,493		05/18	75
MSCI EAFE Mini Index Futures				65	USD	6,586		06/18	17
MSCI Emerging Markets Mini Index Futures				151	USD	8,699		06/18	(348)
MSCI Singapore Index Futures				34	SGD	1,399		05/18	19
OMXS30 Index Futures				119	SEK	18,624		05/18	62
Russell 1000 E-Mini Index Futures				11	USD	808		06/18	(3)
S&P 400 E-Mini Index Futures				5	USD	936		06/18	(9)
S&P 500 E-Mini Index Futures				57	USD	7,544		06/18	(52)
S&P/TSX 60 Index Futures				10	CAD	1,840		06/18	25
TOPIX Index Futures				45	JPY	800,774		06/18	242
United States 10 Year Treasury Note Futures				68	USD	8,135		06/18	(20)
Short Positions
Euro-Bund Futures				30	EUR	4,762		06/18	(82)
FTSE 100 Index Futures				20	GBP	1,492		06/18	(89)
Japan Government 10 Year Bond Futures				3	JPY	451,920		06/18	2
Long Gilt Futures				14	GBP	1,712		06/18	(27)
NASDAQ 100 E-Mini Index Futures				53	USD	7,010		06/18	541
Russell 2000 E-Mini Index Futures				281	USD	21,691		06/18	661
S&P Financial Select Sector Index Futures				107	USD	9,032		06/18	515
SPI 200 Index Futures				4	AUD	597		06/18	1
United States 2 Year Treasury Note Futures				36	USD	7,634		06/18	20
United States 5 Year Treasury Note Futures				127	USD	14,415		06/18	78
United States 10 Year Treasury Note Futures				41	USD	4,905		06/18	10
United States Treasury Long Bond Futures				5	USD	719		06/18	(5)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									2,717

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount		Date	$
iShares MSCI EAFE ETF Index	Goldman Sachs	Put	1	40.75	USD		250	09/28/18	(155)
S&P 500 Index	Goldman Sachs	Put	44	2,250.00	USD	9,900		09/28/18	(98)
Total Liability for Options Written (premiums received $355)									(253)

See accompanying notes which are an integral part of the financial statements.

24 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	1,250	AUD	1,610	05/23/18	(39)
Bank of America	AUD	2,292	USD	1,781	05/23/18	55
Bank of Montreal	USD	381	EUR	307	05/23/18	(9)
Bank of Montreal	USD	894	EUR	722	05/23/18	(21)
Bank of Montreal	CHF	364	USD	379	05/23/18	10
Bank of Montreal	CHF	601	USD	625	05/23/18	17
Brown Brothers Harriman	USD	1,790	GBP	1,250	05/23/18	(68)
Brown Brothers Harriman	ILS	1,563	USD	443	05/23/18	9
Brown Brothers Harriman	ILS	2,660	USD	756	05/23/18	16
Citibank	USD	286	EUR	230	06/20/18	(7)
Citibank	USD	1,783	JPY	190,800	05/23/18	(35)
Citibank	USD	227	MXN	4,315	06/20/18	2
Citibank	AUD	1,049	USD	818	06/20/18	28
Citibank	CAD	7	USD	5	06/20/18	—
Citibank	CHF	553	USD	588	06/20/18	28
Citibank	GBP	1,081	USD	1,504	06/20/18	12
Citibank	HKD	4,063	USD	520	06/20/18	1
Citibank	ILS	3,125	USD	890	05/23/18	21
Citibank	JPY	33,466	USD	317	06/20/18	10
Citibank	NOK	5,904	USD	760	05/23/18	24
Citibank	SEK	1,384	USD	169	06/20/18	10
Citibank	SGD	120	USD	91	06/20/18	1
Citibank	ZAR	1,995	USD	165	06/20/18	6
Royal Bank of Canada	USD	287	EUR	230	06/20/18	(8)
Royal Bank of Canada	USD	228	MXN	4,315	06/20/18	1
Royal Bank of Canada	USD	1,241	NZD	1,693	05/23/18	(50)
Royal Bank of Canada	AUD	1,049	USD	819	06/20/18	29
Royal Bank of Canada	CAD	7	USD	5	06/20/18	—
Royal Bank of Canada	CHF	553	USD	589	06/20/18	28
Royal Bank of Canada	DKK	7,549	USD	1,256	05/23/18	30
Royal Bank of Canada	GBP	1,081	USD	1,506	06/20/18	14
Royal Bank of Canada	HKD	4,063	USD	519	06/20/18	1
Royal Bank of Canada	JPY	33,466	USD	317	06/20/18	10
Royal Bank of Canada	SEK	10,540	USD	1,256	05/23/18	51
Royal Bank of Canada	SEK	1,384	USD	169	06/20/18	10
Royal Bank of Canada	SGD	120	USD	91	06/20/18	1
Royal Bank of Canada	ZAR	1,995	USD	166	06/20/18	7
State Street	USD	760	CAD	954	05/23/18	(17)
State Street	USD	759	JPY	81,191	05/23/18	(16)
State Street	CNY	21,610	USD	3,387	06/20/18	(21)
State Street	ILS	1,563	USD	446	05/23/18	12
State Street	INR	27,980	USD	426	06/20/18	7
State Street	KRW	6,606,860	USD	6,186	06/20/18	10
State Street	RUB	83,270	USD	1,444	06/20/18	130
State Street	TWD	125,440	USD	4,327	06/20/18	76
Westpac	USD	381	EUR	307	05/23/18	(9)
Westpac	USD	894	EUR	722	05/23/18	(21)
Westpac	CHF	364	USD	379	05/23/18	10
Westpac	CHF	601	USD	625	05/23/18	17
Westpac	SEK	15,011	USD	1,781	05/23/18	65
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						438

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 25

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Total Return Swap Contracts
Amounts in thousands
					Premiums	Unrealized
					Paid/	Appreciation
		Notional		Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount	Terms	Date	$	$	$
Short
S&P 500 Total Return Index	Barclays	USD 47,658	3 Month LIBOR + 0.270%(2)	06/15/18	—	1,862	1,862
Total Open Total Return Swap Contracts (å)					—	1,862	1,862

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)		(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$		$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	8,000	(1.000%)(2)	06/20/23	168		(19)	149
CDX Investment Grade
Index	Bank of America	Purchase	USD	16,000	(1.000%)(2)	06/20/23	(299)		(19)	(318)
CDX NA High Yield Index Bank of America		Purchase	USD	8,700	(5.000%)(2)	06/20/23	(529)		(123)	(652)
Total Open Credit Indices Contracts (å)							(660)		(161)	(821)

Presentation of Portfolio Holdings

Amounts in thousands
			Fair Value
						Practical
Portfolio Summary		Level 1	Level 2	Level 3	Expedient (a)		Total		% of Net Assets
Investments in Affiliated Funds		$431,663	$—		$—	$—		$431,663		95.0
Options Purchased		804	—		—	—		804		0.2
Short-Term Investments		—	—		—	12		12		— *
Total Investments		432,467	—		—	12		432,479		95.2
Other Assets and Liabilities, Net										4.8
										100.0
Other Financial Instruments
Assets
Futures Contracts		3,352	—		—	—		3,352		0.7
Foreign Currency Exchange Contracts		—	759		—	—		759		0.2
Total Return Swap Contracts		—	1,862		—	—		1,862		0.4
Credit Default Swap Contracts		—	149		—	—		149		— *
'

See accompanying notes which are an integral part of the financial statements.

26 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Liabilities
Futures Contracts	(635)	—	—	—	(635)	(0.1)
Options Written	(98)	(155)	—	—	(253)	(0.1)
Foreign Currency Exchange Contracts	—	(321)	—	—	(321)	(0.1)
Credit Default Swap Contracts	—	(970)	—	—	(970)	(0.2)
Total Other Financial Instruments**	$2,619	$1,324	$—	$—	$3,943

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 27

Russell Investment Company
Moderate Strategy Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$804	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	759	—
Receivable from Broker for Futures**	3,216	—	—	136
Total return swap contracts, at fair value	1,862	—	—	—
Credit default swap contracts, at fair value	—	149	—	—
Total	$5,882	$149	$759	$136

Location: Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures**	$501	$—	$—	$134
Unrealized depreciation on foreign currency exchange contracts	—	—	321	—
Options written, at fair value	253	—	—	—
Credit default swap contracts, at fair value	—	970	—	—
Total	$754	$970	$321	$134
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$5,348	$—	$—	$—
Futures contracts	(2,808)	—	—	973
Total return swap contracts	(4,817)	—	—	—
Credit default swap contracts	—	(312)	—	—
Foreign currency exchange contracts	—	—	(1,288)	—
Total	$(2,277)	$(312)	$(1,288)	$973

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$(3,461)	$—	$—	$—
Futures contracts	2,914	—	—	(343)
Options written	102	—	—	—
Total return swap contracts	3,375	—	—	—
Credit default swap contracts	—	84	—	—
Foreign currency exchange contracts	—	—	(268)	—
Total	$2,930	$84	$(268)	$(343)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

28 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$804	$ — $	804
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	759	—	759
Futures Contracts	Receivable from Broker for Futures	3,023	—	3,023
Total Return Swap Contracts	Total return swap contracts, at fair value	1,862	—	1,862
Credit Default Swap Contracts	Credit default swap contracts, at fair value	149	—	149
Total Financial and Derivative Assets		6,597	—	6,597
Financial and Derivative Assets not subject to a netting agreement		(3,977)	—	(3,977)
Total Financial and Derivative Assets subject to a netting agreement		$2,620	$ — $	2,620

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$55	$39	$—	$ 16
Bank of Montreal	28	28	—	—
Barclays	1,862	—	—	1,862
Brown Brothers Harriman	25	25	—	—
Citigroup	141	43	—	98
Royal Bank of Canada	182	58	—	124
State Street	235	33	—	202
Westpac	92	30	—	62
Total	$2,620	$256	$—	$ 2,364

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 29

Russell Investment Company
Moderate Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures	$584	$ — $	584
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	321	—	321
Options Written Contracts	Options written, at fair value	253	—	253
Credit Default Swap Contracts	Credit default swap contracts, at fair value	970	—	970
Total Financial and Derivative Liabilities		2,128	—	2,128
Financial and Derivative Liabilities not subject to a netting agreement		(1,653)	—	(1,653)
Total Financial and Derivative Liabilities subject to a netting agreement		$475	$ — $	475

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$39	$39	$—	$—
Bank of Montreal	30	28	—	2
Brown Brothers Harriman	66	25	—	41
Citigroup	43	43	—	—
Goldman Sachs	155	—	155	—
Royal Bank of Canada	58	58	—	—
State Street	54	33	—	21
Westpac	30	30	—	—
Total	$475	$256	$155	$64

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

30 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$400,774
Investments, at fair value(>)	432,479
Cash	8,193
Unrealized appreciation on foreign currency exchange contracts	759
Receivables:
Investments sold	1,105
Fund shares sold	62
From broker(a)(b)(c)(d)	17,413
Prepaid expenses	3
Total return swap contracts, at fair value(8)	1,862
Credit default swap contracts, at fair value(+)	149
Total assets	462,025

Liabilities
Payables:
Due to broker (e)(f)(g)	5,391
Fund shares redeemed	263
Accrued fees to affiliates	258
Other accrued expenses	86
Unrealized depreciation on foreign currency exchange contracts	321
Options written, at fair value(x)	253
Credit default swap contracts, at fair value(+)	970
Total liabilities	7,542

Net Assets	$454,483

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 31

Russell Investment Company
Moderate Strategy Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,813
Accumulated net realized gain (loss)	(1,932)
Unrealized appreciation (depreciation) on:
Investments	(2,592)
Investments in affiliated funds	34,297
Futures contracts	2,717
Options written	102
Foreign currency exchange contracts	438
Total return swap contracts	1,862
Credit default swap contracts	(161)
Foreign currency-related transactions	(9)
Shares of beneficial interest	437
Additional paid-in capital	417,511
Net Assets	$454,483

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.44
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.08
Class A — Net assets	$154,903,382
Class A — Shares outstanding ($. 01 par value)	14,832,428
Net asset value per share: Class C(#)	$10.27
Class C — Net assets	$169,717,110
Class C — Shares outstanding ($. 01 par value)	16,520,969
Net asset value per share: Class E(#)	$10.47
Class E — Net assets	$6,768,274
Class E — Shares outstanding ($. 01 par value)	646,177
Net asset value per share: Class R1(#)	$10.51
Class R1 — Net assets	$6,432,660
Class R1 — Shares outstanding ($. 01 par value)	611,866
Net asset value per share: Class R4(#)	$10.46
Class R4 — Net assets	$19,579,228
Class R4 — Shares outstanding ($. 01 par value)	1,871,272
Net asset value per share: Class R5(#)	$10.51
Class R5 — Net assets	$12,608,730
Class R5 — Shares outstanding ($. 01 par value)	1,199,647
Net asset value per share: Class S(#)	$10.50
Class S — Net assets	$84,473,740
Class S — Shares outstanding ($. 01 par value)	8,042,521
Amounts in thousands
(x) Premiums received on options written	$355
(+) Credit default swap contracts - premiums paid (received)	$(660)
(>) Investments in affiliated funds	$431,675
(8) Total return swap contracts - premiums paid (received)	$—

(a) Receivable from Broker for Futures	$4,599
(b) Receivable from Broker for Swaps	$4,348
(c) Receivable from Broker for Options	$5,443
(d) Receivable Variation Margin for Futures	$3,023
(e) Due to Broker for Futures	$411
(f) Due to Broker for Swaps	$4,396
(g) Payable Variation Margin for Futures	$584
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

32 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$10,734

Expenses
Advisory fees	474
Administrative fees	101
Custodian fees	43
Distribution fees - Class A	201
Distribution fees - Class C	666
Distribution fees - Class R5	17
Transfer agent fees - Class A	161
Transfer agent fees - Class C	177
Transfer agent fees - Class E	7
Transfer agent fees - Class R1	8
Transfer agent fees - Class R4	20
Transfer agent fees - Class R5	14
Transfer agent fees - Class S	87
Professional fees	22
Registration fees	52
Shareholder servicing fees - Class C	222
Shareholder servicing fees - Class E	8
Shareholder servicing fees - Class R4	25
Shareholder servicing fees - Class R5	17
Trustees’ fees	8
Printing fees	32
Miscellaneous	8
Expenses before reductions	2,370
Expense reductions	(607)
Net expenses	1,763
Net investment income (loss)	8,971

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	5,348
Investments in affiliated funds	3,446
Futures contracts	(1,835)
Foreign currency exchange contracts	(1,288)
Total return swap contracts	(4,817)
Credit default swap contracts	(312)
Foreign currency-related transactions	63
Capital gain distributions from affiliated funds	6,333
Net realized gain (loss)	6,938
Net change in unrealized appreciation (depreciation) on:
Investments	(3,461)
Investments in affiliated funds	(16,020)
Futures contracts	2,571
Options written	102
Foreign currency exchange contracts	(268)
Total return swap contracts	3,375
Credit default swap contracts	84
Foreign currency-related transactions	(9)
Net change in unrealized appreciation (depreciation)	(13,626)

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 33

Russell Investment Company
Moderate Strategy Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Net realized and unrealized gain (loss)	(6,688)
Net Increase (Decrease) in Net Assets from Operations	$2,283

See accompanying notes which are an integral part of the financial statements.

34 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,971	$12,130
Net realized gain (loss)	6,938	7,287
Net change in unrealized appreciation (depreciation)	(13,626)	22,366
Net increase (decrease) in net assets from operations	2,283	41,783

Distributions
From net investment income
Class A	(2,808)	(3,979)
Class C	(2,850)	(3,931)
Class E	(113)	(190)
Class R1	(170)	(437)
Class R4	(358)	(556)
Class R5	(239)	(341)
Class S	(1,578)	(2,364)
From net realized gain
Class A	(1,737)	(9,022)
Class C	(1,986)	(11,237)
Class E	(71)	(466)
Class R1	(101)	(975)
Class R4	(221)	(1,294)
Class R5	(154)	(848)
Class S	(952)	(5,121)
Net decrease in net assets from distributions	(13,338)	(40,761)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(33,021)	(88,091)
Total Net Increase (Decrease) in Net Assets	(44,076)	(87,069)

Net Assets
Beginning of period	498,559	585,628
End of period	$454,483	$498,559
Undistributed (overdistributed) net investment income included in net assets	$1,813	$958

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 35

Russell Investment Company
Moderate Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	682	$7,184	1,121	$11,470
Proceeds from reinvestment of distributions	431	4,475	1,296	12,842
Payments for shares redeemed	(2,031)	(21,355)	(3,800)	(39,243)
Net increase (decrease)	(918)	(9,696)	(1,383)	(14,931)
Class C
Proceeds from shares sold	686	7,112	1,534	15,669
Proceeds from reinvestment of distributions	471	4,826	1,534	15,013
Payments for shares redeemed	(2,544)	(26,309)	(6,591)	(67,228)
Net increase (decrease)	(1,387)	(14,371)	(3,523)	(36,546)
Class E
Proceeds from shares sold	32	335	70	728
Proceeds from reinvestment of distributions	18	184	66	649
Payments for shares redeemed	(25)	(257)	(399)	(4,052)
Net increase (decrease)	25	262	(263)	(2,675)
Class R1
Proceeds from shares sold	59	624	217	2,246
Proceeds from reinvestment of distributions	26	270	142	1,415
Payments for shares redeemed	(370)	(3,894)	(1,341)	(13,802)
Net increase (decrease)	(285)	(3,000)	(982)	(10,141)
Class R4
Proceeds from shares sold	141	1,480	233	2,424
Proceeds from reinvestment of distributions	55	579	187	1,853
Payments for shares redeemed	(235)	(2,457)	(1,064)	(11,027)
Net increase (decrease)	(39)	(398)	(644)	(6,750)
Class R5
Proceeds from shares sold	71	752	229	2,375
Proceeds from reinvestment of distributions	38	393	120	1,189
Payments for shares redeemed	(265)	(2,779)	(644)	(6,702)
Net increase (decrease)	(156)	(1,634)	(295)	(3,138)
Class S
Proceeds from shares sold	798	8,421	1,739	18,009
Proceeds from reinvestment of distributions	239	2,497	744	7,411
Payments for shares redeemed	(1,431)	(15,102)	(3,795)	(39,330)
Net increase (decrease)	(394)	(4,184)	(1,312)	(13,910)
Total increase (decrease)	(3,154)	$(33,021)	(8,402)	$(88,091)

See accompanying notes which are an integral part of the financial statements.

36 Moderate Strategy Fund

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Russell Investment Company
Moderate Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2018*	10.68	. 21	(. 15)	. 06	(. 19)	(. 11)
October 31, 2017	10.63	. 25	. 59	. 84	(. 24)	(. 55)
October 31, 2016	11.58	. 27	. 25	. 52	(. 30)	(1.17)
October 31, 2015	12.02	. 31	(. 31)	—	(. 31)	(. 13)
October 31, 2014	11.59	. 17	. 43	. 60	(. 17)	—
October 31, 2013	11.06	. 26	. 53	. 79	(. 26)	—

Class C
April 30, 2018*	10.53	. 17	(. 15)	. 02	(. 17)	(. 11)
October 31, 2017	10.51	. 18	. 57	. 75	(. 18)	(. 55)
October 31, 2016	11.46	. 19	. 25	. 44	(. 22)	(1.17)
October 31, 2015	11.90	. 22	(. 31)	(. 09)	(. 22)	(. 13)
October 31, 2014	11.49	. 08	. 42	. 50	(. 09)	—
October 31, 2013	10.99	. 18	. 52	. 70	(. 20)	—

Class E
April 30, 2018*	10.71	. 20	(. 14)	. 06	(. 19)	(. 11)
October 31, 2017	10.66	. 29	. 54	. 83	(. 23)	(. 55)
October 31, 2016	11.60	. 27	. 25	. 52	(. 29)	(1.17)
October 31, 2015	12.04	. 36	(. 37)	(. 01)	(. 30)	(. 13)
October 31, 2014	11.61	. 18	. 42	. 60	(. 17)	—
October 31, 2013	11.08	. 29	. 50	. 79	(. 26)	—

Class R1
April 30, 2018*	10.74	. 25	(. 18)	. 07	(. 19)	(. 11)
October 31, 2017	10.68	. 36	. 50	. 86	(. 25)	(. 55)
October 31, 2016	11.62	. 34	. 21	. 55	(. 32)	(1.17)
October 31, 2015	12.07	. 36	(. 34)	. 02	(. 34)	(. 13)
October 31, 2014	11.63	. 23	. 42	. 65	(. 21)	—
October 31, 2013	11.11	. 31	. 51	. 82	(. 30)	—

Class R4(1)
April 30, 2018*	10.70	. 21	(. 15)	. 06	(. 19)	(. 11)
October 31, 2017	10.64	. 27	. 57	. 84	(. 23)	(. 55)
October 31, 2016	11.59	. 28	. 24	. 52	(. 30)	(1.17)
October 31, 2015	12.03	. 33	(. 33)	—	(. 31)	(. 13)
October 31, 2014	11.60	. 20	. 41	. 61	(. 18)	—
October 31, 2013	11.08	. 29	. 51	. 80	(. 28)	—

Class R5(2)
April 30, 2018*	10.75	. 20	(. 15)	. 05	(. 18)	(. 11)
October 31, 2017	10.70	. 24	. 57	. 81	(. 21)	(. 55)
October 31, 2016	11.64	. 25	. 25	. 50	(. 27)	(1.17)
October 31, 2015	12.08	. 32	(. 35)	(. 03)	(. 28)	(. 13)
October 31, 2014	11.64	. 17	. 42	. 59	(. 15)	—
October 31, 2013	11.12	. 30	. 47	. 77	(. 25)	—

Class S
April 30, 2018*	10.73	. 22	(. 15)	. 07	(. 19)	(. 11)
October 31, 2017	10.67	. 28	. 58	. 86	(. 25)	(. 55)
October 31, 2016	11.62	. 29	. 24	. 53	(. 31)	(1.17)
October 31, 2015	12.06	. 34	(. 32)	. 02	(. 33)	(. 13)
October 31, 2014	11.63	. 20	. 43	. 63	(. 20)	—
October 31, 2013	11.11	. 30	. 51	. 81	(. 29)	—

See accompanying notes which are an integral part of the financial statements.

38 Moderate Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(. 30)	10.44	. 55	154,903	. 76	. 49	1.98	12
(. 79)	10.68	8.49	168,192	. 76	. 49	2.45	13
(1.47)	10.63	5.29	182,049	. 74	. 49	2.58	34
(. 44)	11.58	(. 04)	202,107	. 74	. 51	2.61	32
(. 17)	12.02	5.19	222,875	. 73	. 56	1.45	14
(. 26)	11.59	7.22	235,684	. 72	. 57	2.35	13

(. 28)	10.27	. 17	169,717	1.51	1.24	1.63	12
(. 73)	10.53	7.72	188,512	1.51	1.24	1.79	13
(1.39)	10.51	4.53	225,204	1.49	1.24	1.83	34
(. 35)	11.46	(. 80)	265,698	1.49	1.26	1.88	32
(. 09)	11.90	4.39	301,445	1.48	1.31	. 70	14
(. 20)	11.49	6.42	318,120	1.47	1.32	1.60	13

(. 30)	10.47	. 63	6,768	. 76	. 57	1.93	12
(. 78)	10.71	8.38	6,653	. 76	. 57	2.82	13
(1.46)	10.66	5.26	9,421	. 74	. 57	2.62	34
(. 43)	11.60	(. 14)	13,559	. 73	. 56	3.07	32
(. 17)	12.04	5.18	37,485	. 73	. 56	1.51	14
(. 26)	11.61	7.17	47,129	. 72	. 57	2.56	13

(. 30)	10.51	. 71	6,433	. 51	. 24	2.37	12
(. 80)	10.74	8.75	9,637	. 51	. 24	3.43	13
(1.49)	10.68	5.60	20,069	. 49	. 24	3.23	34
(. 47)	11.62	. 18	36,011	. 49	. 21	3.07	32
(. 21)	12.07	5.67	53,016	. 48	. 17	1.92	14
(. 30)	11.63	7.57	69,274	. 47	. 17	2.71	13

(. 30)	10.46	. 56	19,579	. 76	. 49	2.01	12
(. 78)	10.70	8.56	20,436	. 76	. 49	2.61	13
(1.47)	10.64	5.26	27,183	. 74	. 49	2.64	34
(. 44)	11.59	(. 01)	32,895	. 74	. 46	2.80	32
(. 18)	12.03	5.31	45,828	. 73	. 42	1.68	14
(. 28)	11.60	7.31	67,330	. 72	. 42	2.56	13

(. 29)	10.51	. 49	12,609	1.01	. 74	1.91	12
(. 76)	10.75	8.21	14,578	1.01	. 74	2.28	13
(1.44)	10.70	5.06	17,668	. 99	. 74	2.39	34
(. 41)	11.64	(. 27)	23,915	. 99	. 71	2.70	32
(. 15)	12.08	5.10	36,598	. 98	. 67	1.46	14
(. 25)	11.64	7.01	57,788	. 97	. 67	2.63	13

(. 30)	10.50	. 69	84,474	. 51	. 32	2.11	12
(. 80)	10.73	8.69	90,551	. 51	. 32	2.69	13
(1.48)	10.67	5.43	104,034	. 49	. 32	2.77	34
(. 46)	11.62	. 16	125,274	. 49	. 31	2.89	32
(. 20)	12.06	5.44	147,870	. 48	. 31	1.71	14
(. 29)	11.63	7.41	154,841	. 47	. 32	2.63	13

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 39

Russell Investment Company
Moderate Strategy Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:

Advisory fees	$5,002
Administration fees	15,975
Distribution fees	139,877
Shareholder servicing fees	43,047
Transfer agent fees	51,130
Trustee fees	3,207
$258,238

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,					Change in
Beginning of			Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
Commodity Strategies Fund	$14,865	$322	$2,566	$(1,802	) $	2,372	$13,191	$225	$—
Global Infrastructure Fund	14,452	1,338	7,087	767		(1,999)	7,471	618	599
Global Real Estate Securities Fund	679	6,124	643	2		(212)	5,950	87	33
Multifactor U. S. Equity Fund	7,957	489	1,350	142		(247)	6,991	108	380
U. S. Defensive Equity Fund	292	25	47	3		(16)	257	6	20
U. S. Dynamic Equity Fund	1,122	296	189	16		(259)	986	169	127
U. S. Small Cap Equity Fund	37,690	4,128	5,861	299		(3,107)	33,149	1,703	2,409
Global Opportunistic Credit Fund	61,521	1,796	33,786	2,281		(3,750)	28,062	1,752	—
Investment Grade Bond Fund	60,514	693	5,787	(143)		(1,578)	53,699	524	—
Strategic Bond Fund	109,240	1,526	10,658	(74)		(3,074)	96,960	1,178	—
Unconstrained Total Return Fund	24,815	15,532	4,224	(16)		91	36,198	378	—
Emerging Markets Fund	31,570	395	5,079	1,139		(205)	27,820	395	—
Global Equity Fund	33,923	5,329	5,267	379		(3,260)	31,104	1,394	2,555
Multifactor International Equity Fund	29,305	922	4,625	335		(74)	25,863	747	—
Multi-Strategy Income Fund	59,566	18,393	13,413	118		(702)	63,962	1,448	210
U. S. Cash Management Fund	891	3,370	4,249	—		—	12	2	—
	$488,402	$60,678	$104,831	$3,446		$(16,020)	$431,675	$10,734	$6,333

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$407,562,649
Unrealized Appreciation	$34,566,722
Unrealized Depreciation	(5,408,411)
Net Unrealized Appreciation (Depreciation)	$29,158,311

See accompanying notes which are an integral part of the financial statements.

40 Moderate Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$1,011.40	$1,022.46
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$2.34	$2.36

Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2018	$1,007.80	$1,018.74
	Expenses Paid During Period*	$6.07	$6.11
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2017	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2018	$1,011.10	$1,021.97
of other funds.	Expenses Paid During Period*	$2.84	$2.86

* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Balanced Strategy Fund 41

Russell Investment Company
Balanced Strategy Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,012.70	$1,023.51
Expenses Paid During Period*	$1.30	$1.30

* Expenses are equal to the Fund's annualized expense ratio of 0.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,012.10	$1,022.27
Expenses Paid During Period*	$2.54	$2.56

* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,009.70	$1,021.03
Expenses Paid During Period*	$3.79	$3.81

* Expenses are equal to the Fund's annualized expense ratio of 0.76%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,012.60	$1,023.21
Expenses Paid During Period*	$1.60	$1.61

* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

42 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
	Shares		$
Investments in Affiliated Funds - 94.5%
Alternative - 6.7%
Commodity Strategies Fund Class Y	10,709,616		62,972
Global Infrastructure Fund Class Y	3,333,743		36,905
Global Real Estate Securities Fund Class Y	969,428		31,875
			131,752

Domestic Equities - 9.4%
Multifactor U. S. Equity Fund Class Y	2,129,083		27,870
U. S. Defensive Equity Fund Class Y	714,007		36,436
U. S. Dynamic Equity Fund Class Y	1,542,915		14,118
U. S. Small Cap Equity Fund Class Y	3,364,194		107,182
			185,606

Fixed Income - 32.9%
Global Opportunistic Credit Fund Class Y	7,790,368		76,112
Strategic Bond Fund Class Y	42,299,172		440,757
Unconstrained Total Return Fund Class Y	13,473,898		134,739
			651,608

International Equities - 37.7%
Emerging Markets Fund Class Y	7,071,834		151,549
Global Equity Fund Class Y	32,372,616		349,625
Multifactor International Equity Fund Class Y	23,352,174		244,264
			745,438

Multi-Asset - 7.8%
Multi-Strategy Income Fund Class Y	15,119,556		154,068

Total Investments in Affiliated Funds
(cost $1,689,014)			1,868,472

Options Purchased - 0.7%
(Number of Contracts)
S&P 500 Index
Goldman Sachs May 2018 2,875.00 Call (2,569)	USD 738,588 (ÿ)		58
Merrill Lynch Sep 2018 2,725.00 Call (2,317)	USD 631,383 (ÿ)		13,960
Total Options Purchased
(cost $35,147)			14,018

Short-Term Investments - 0.0%
U. S. Cash Management Fund(@)	150,933	(8)	151
Total Short-Term Investments
(cost $151)			151

Total Investments 95.2%
(identified cost $1,724,312)			1,882,641

Other Assets and Liabilities, Net - 4.8%			93,951
Net Assets - 100.0%			1,976,592

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 43

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
								Value and
								Unrealized
								Appreciation
				Number of	Notional		Expiration	(Depreciation)
				Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures				134	EUR	14,819	05/18	382
Australia 10 Year Bond Futures				571	AUD	73,027	06/18	230
CAC40 Euro Index Futures				808	EUR	44,222	05/18	2,133
DAX Index Futures				119	EUR	37,518	06/18	575
Dow U. S. Real Estate Index Futures				1,061	USD	31,766	06/18	465
EURO STOXX 50 Index Futures				772	EUR	26,819	06/18	1,178
FTSE/MIB Index Futures				94	EUR	11,091	06/18	722
IBEX 35 Index Futures				128	EUR	12,766	05/18	385
MSCI Emerging Markets Mini Index Futures				904	USD	52,079	06/18	(1,913)
OMXS30 Index Futures				598	SEK	93,587	05/18	310
TOPIX Index Futures				263	JPY	4,680,086	06/18	1,417
United States 10 Year Treasury Note Futures				579	USD	69,263	06/18	(173)
Short Positions
Euro-Bund Futures				255	EUR	40,479	06/18	(700)
FTSE 100 Index Futures				267	GBP	19,918	06/18	(1,169)
Hang Seng Index Futures				15	HKD	22,999	05/18	(21)
Japan Government 10 Year Bond Futures				29	JPY	4,368,560	06/18	15
Long Gilt Futures				105	GBP	12,837	06/18	(206)
MSCI Singapore Index Futures				20	SGD	823	05/18	(11)
NASDAQ 100 E-Mini Index Futures				327	USD	43,249	06/18	3,343
Russell 1000 E-Mini Index Futures				143	USD	10,498	06/18	154
S&P 400 E-Mini Index Futures				76	USD	14,228	06/18	226
S&P 500 E-Mini Index Futures				1,398	USD	185,025	06/18	135
S&P Financial Select Sector Index Futures				295	USD	24,902	06/18	1,423
S&P/TSX 60 Index Futures				29	CAD	5,335	06/18	(12)
SPI 200 Index Futures				169	AUD	25,206	06/18	66
United States 2 Year Treasury Note Futures				87	USD	18,448	06/18	48
United States 5 Year Treasury Note Futures				309	USD	35,074	06/18	189
United States 10 Year Treasury Note Futures				136	USD	16,269	06/18	32
United States Treasury Long Bond Futures				13	USD	1,870	06/18	(13)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								9,210

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
iShares MSCI EAFE ETF Index	Goldman Sachs	Put	1	40.75	USD	4,276	09/28/18	(2,644)
S&P 500 Index	Goldman Sachs	Put	772	2,250.00	USD	173,700	09/28/18	(1,725)
Total Liability for Options Written (premiums received $6,135)								(4,369)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
			Amount		Amount			(Depreciation)
Counterparty			Sold		Bought		Settlement Date	$
Bank of America			USD	10,742	AUD	13,827	05/23/18	(332)
Bank of America		AUD		19,692	USD	15,299	05/23/18	473

See accompanying notes which are an integral part of the financial statements.

44 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	355	CHF	333	06/20/18	(17)
Bank of Montreal	USD	3,270	EUR	2,639	05/23/18	(78)
Bank of Montreal	USD	7,684	EUR	6,202	05/23/18	(183)
Bank of Montreal	USD	582	MXN	11,040	06/20/18	4
Bank of Montreal	USD	1,268	NOK	9,905	06/20/18	(31)
Bank of Montreal	AUD	14,098	USD	10,993	06/20/18	378
Bank of Montreal	CAD	3,526	USD	2,735	06/20/18	(14)
Bank of Montreal	CHF	3,129	USD	3,253	05/23/18	90
Bank of Montreal	CHF	5,163	USD	5,367	05/23/18	148
Bank of Montreal	EUR	9,683	USD	12,048	06/20/18	312
Bank of Montreal	GBP	5,276	USD	7,346	06/20/18	66
Bank of Montreal	HKD	12,567	USD	1,607	06/20/18	4
Bank of Montreal	JPY	402,064	USD	3,812	06/20/18	122
Bank of Montreal	SEK	4,885	USD	596	06/20/18	36
Bank of Montreal	SGD	1,959	USD	1,490	06/20/18	11
Bank of Montreal	ZAR	9,460	USD	784	06/20/18	30
Brown Brothers Harriman	USD	15,381	GBP	10,736	05/23/18	(587)
Brown Brothers Harriman	ILS	13,423	USD	3,810	05/23/18	75
Brown Brothers Harriman	ILS	22,848	USD	6,497	05/23/18	141
Citibank	USD	355	CHF	333	06/20/18	(17)
Citibank	USD	15,315	JPY	1,639,094	05/23/18	(302)
Citibank	USD	581	MXN	11,040	06/20/18	5
Citibank	USD	1,265	NOK	9,905	06/20/18	(29)
Citibank	AUD	14,098	USD	10,988	06/20/18	372
Citibank	CAD	3,526	USD	2,735	06/20/18	(14)
Citibank	EUR	9,683	USD	12,045	06/20/18	310
Citibank	GBP	5,276	USD	7,341	06/20/18	61
Citibank	HKD	12,567	USD	1,607	06/20/18	4
Citibank	ILS	26,846	USD	7,645	05/23/18	176
Citibank	JPY	402,064	USD	3,813	06/20/18	123
Citibank	NOK	50,715	USD	6,533	05/23/18	207
Citibank	SEK	4,885	USD	596	06/20/18	36
Citibank	SGD	1,959	USD	1,489	06/20/18	11
Citibank	ZAR	9,460	USD	784	06/20/18	30
Royal Bank of Canada	USD	355	CHF	333	06/20/18	(17)
Royal Bank of Canada	USD	583	MXN	11,040	06/20/18	3
Royal Bank of Canada	USD	1,270	NOK	9,905	06/20/18	(33)
Royal Bank of Canada	USD	10,663	NZD	14,540	05/23/18	(435)
Royal Bank of Canada	AUD	14,098	USD	11,011	06/20/18	396
Royal Bank of Canada	CAD	3,526	USD	2,742	06/20/18	(7)
Royal Bank of Canada	DKK	64,852	USD	10,788	05/23/18	261
Royal Bank of Canada	EUR	9,683	USD	12,065	06/20/18	330
Royal Bank of Canada	GBP	5,276	USD	7,348	06/20/18	67
Royal Bank of Canada	HKD	12,567	USD	1,607	06/20/18	4
Royal Bank of Canada	JPY	402,064	USD	3,808	06/20/18	118
Royal Bank of Canada	SEK	90,544	USD	10,788	05/23/18	432
Royal Bank of Canada	SEK	4,885	USD	597	06/20/18	37
Royal Bank of Canada	SGD	1,959	USD	1,490	06/20/18	12
Royal Bank of Canada	TRY	14,100	USD	3,603	06/20/18	183
Royal Bank of Canada	ZAR	9,460	USD	786	06/20/18	32
State Street	USD	6,530	CAD	8,197	05/23/18	(143)
State Street	USD	6,525	JPY	697,487	05/23/18	(136)

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 45

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	BRL	40,640	USD	12,336	06/20/18	789
State Street	CNY	131,070	USD	20,545	06/20/18	(129)
State Street	ILS	13,423	USD	3,834	05/23/18	100
State Street	INR	311,930	USD	4,745	06/20/18	80
State Street	KRW	43,994,090	USD	41,193	06/20/18	69
State Street	RUB	502,590	USD	8,717	06/20/18	782
State Street	TWD	611,760	USD	21,105	06/20/18	372
UBS	USD	355	CHF	333	06/20/18	(17)
UBS	USD	582	MXN	11,040	06/20/18	4
UBS	USD	1,270	NOK	9,905	06/20/18	(33)
UBS	AUD	14,098	USD	11,004	06/20/18	389
UBS	CAD	3,526	USD	2,738	06/20/18	(11)
UBS	EUR	9,683	USD	12,081	06/20/18	346
UBS	GBP	5,276	USD	7,352	06/20/18	72
UBS	HKD	12,567	USD	1,608	06/20/18	5
UBS	JPY	402,064	USD	3,814	06/20/18	124
UBS	SEK	4,885	USD	597	06/20/18	37
UBS	SGD	1,959	USD	1,491	06/20/18	12
UBS	ZAR	9,460	USD	784	06/20/18	30
Westpac	USD	3,270	EUR	2,639	05/23/18	(78)
Westpac	USD	7,684	EUR	6,202	05/23/18	(184)
Westpac	CHF	3,129	USD	3,253	05/23/18	90
Westpac	CHF	5,163	USD	5,367	05/23/18	148
Westpac	SEK	128,957	USD	15,301	05/23/18	553
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)						6,275

Total Return Swap Contracts
Amounts in thousands
							Premiums	Unrealized
							Paid	Appreciation
		Notional				Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms		Date	$	$	$
Short
S&P 500 Total Return Index	Barclays	USD 326,045	3 Month LIBOR + 0.270%(2)			06/15/18	—	12,737	12,737
Total Open Total Return Swap Contracts (å)							—	12,737	12,737

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	25,700	(1.000%)(2)	06/20/23	535	(56)	479
CDX Investment Grade
Index	Bank of America	Purchase	USD	40,500	(1.000%)(2)	06/20/23	(758)	(47)	(805)

See accompanying notes which are an integral part of the financial statements.

46 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$

CDX NA High Yield Index	Bank of America	Sell	USD	100	5.000%(2)	06/20/23	6	1	7
Total Open Credit Indices Contracts (å)							(217)	(102)	(319)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
						Practical
Portfolio Summary		Level 1	Level 2		Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds		$1,868,472	$—		$—	$—	$1,868,472		94.5
Options Purchased		14,018	—		—	—	14,018		0.7
Short-Term Investments		—	—		—	151	151		—*
Total Investments		1,882,490	—		—	151	1,882,641		95.2
Other Assets and Liabilities, Net									4.8
									100.0
Other Financial Instruments
Assets
Futures Contracts		13,428	—		—	—	13,428		0.7
Foreign Currency Exchange Contracts		—	9,102		—	—	9,102		0.5
Total Return Swap Contracts		—	12,737		—	—	12,737		0.6
Credit Default Swap Contracts		—	486		—	—	486		—*
'
Liabilities
Futures Contracts		(4,218)	—		—	—	(4,218)		(0.2)
Options Written		(1,725)	(2,644)		—	—	(4,369)		(0.2)
Foreign Currency Exchange Contracts		—	(2,827)		—	—	(2,827)		(0.1)
Credit Default Swap Contracts		—	(805)		—	—	(805)		(—)*
Total Other Financial Instruments**		$7,485	$16,049		$—	$—	$23,534

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 47

Russell Investment Company
Balanced Strategy Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$14,018	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	9,102	—
Receivable from Broker for Futures**	12,914	—	—	514
Total return swap contracts, at fair value	12,737	—	—	—
Credit default swap contracts, at fair value	—	486	—	—
Total	$39,669	$486	$9,102	$514

Location: Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures**	$3,126	$—	$—	$1,092
Unrealized depreciation on foreign currency exchange contracts	—	—	2,827	—
Options written, at fair value	4,369	—	—	—
Credit default swap contracts, at fair value	—	805	—	—
Total	$7,495	$805	$2,827	$1,092
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$36,272	$—	$—	$—
Futures contracts	(12,230)	—	—	1,012
Total return swap contracts	(32,241)	—	—	—
Credit default swap contracts	—	(160)	—	—
Foreign currency exchange contracts	—	—	(7,664)	—
Total	$(8,199)	$(160)	$(7,664)	$1,012

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$(26,922)	$—	$—	$—
Futures contracts	10,675	—	—	(999)
Options written	1,766	—	—	—
Total return swap contracts	22,770	—	—	—
Credit default swap contracts	—	64	—	—
Foreign currency exchange contracts	—	—	(1,060)	—
Total	$8,289	$64	$(1,060)	$(999)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

48 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$14,018	$ — $	14,018
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	9,102	—	9,102
Futures Contracts	Receivable from Broker for Futures	42,415	—	42,415
Total Return Swap Contracts	Total return swap contracts, at fair value	12,737	—	12,737
Credit Default Swap Contracts	Credit default swap contracts, at fair value	486	—	486
Total Financial and Derivative Assets		78,758	—	78,758
Financial and Derivative Assets not subject to a netting agreement		(56,919)	—	(56,919)
Total Financial and Derivative Assets subject to a netting agreement		$21,839	$ — $	21,839

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$473	$332	$—	$141
Bank of Montreal	1,201	300	—	901
Barclays	12,737	—	—	12,737
Brown Brothers Harriman	217	217	—	—
Citigroup	1,335	361	—	974
Royal Bank of Canada	1,875	492	—	1,383
State Street	2,191	228	1,000	963
UBS	1,019	61	—	958
Westpac	791	262	—	529
Total	$21,839	$2,253	$1,000	$18,586

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 49

Russell Investment Company
Balanced Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures	$36,963	$ — $	36,963
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	2,827	—	2,827
Options Written Contracts	Options written, at fair value	4,369	—	4,369
Credit Default Swap Contracts	Credit default swap contracts, at fair value	805	—	805
Total Financial and Derivative Liabilities		44,964	—	44,964
Financial and Derivative Liabilities not subject to a netting agreement		(39,494)	—	(39,494)
Total Financial and Derivative Liabilities subject to a netting agreement		$5,470	$ — $	5,470

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$332	$332	$—	$—
Bank of Montreal	323	300	—	23
Brown Brothers Harriman	588	217	—	371
Citigroup	361	361	—	—
Goldman Sachs	2,643	—	2,643	—
Royal Bank of Canada	492	492	—	—
State Street	408	228	—	180
UBS	61	61	—	—
Westpac	262	262	—	—
Total	$5,470	$2,253	$2,643	$574

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

50 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,724,312
Investments, at fair value(>)	1,882,641
Cash	10,677
Unrealized appreciation on foreign currency exchange contracts	9,102
Receivables:
Dividends from affiliated funds	1
Investments sold	3,580
Fund shares sold	711
From broker(a)(b)(c)(d)(e)	154,711
Prepaid expenses	12
Total return swap contracts, at fair value(8)	12,737
Credit default swap contracts, at fair value(+)	486
Total assets	2,074,658

Liabilities
Payables:
Due to broker (f)(g)(h)(i)	87,083
Fund shares redeemed	1,647
Accrued fees to affiliates	1,132
Other accrued expenses	203
Unrealized depreciation on foreign currency exchange contracts	2,827
Options written, at fair value(x)	4,369
Credit default swap contracts, at fair value(+)	805
Total liabilities	98,066

Net Assets	$1,976,592

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 51

Russell Investment Company
Balanced Strategy Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$5,139
Accumulated net realized gain (loss)	11,605
Unrealized appreciation (depreciation) on:
Investments	(21,129)
Investments in affiliated funds	179,458
Futures contracts	9,210
Options written	1,766
Foreign currency exchange contracts	6,275
Total return swap contracts	12,737
Credit default swap contracts	(102)
Foreign currency-related transactions	(36)
Shares of beneficial interest	1,749
Additional paid-in capital	1,769,920
Net Assets	$1,976,592

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.37
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.06
Class A — Net assets	$712,489,584
Class A — Shares outstanding ($. 01 par value)	62,665,197
Net asset value per share: Class C(#)	$11.09
Class C — Net assets	$705,195,024
Class C — Shares outstanding ($. 01 par value)	63,569,796
Net asset value per share: Class E(#)	$11.43
Class E — Net assets	$11,775,103
Class E — Shares outstanding ($. 01 par value)	1,030,136
Net asset value per share: Class R1(#)	$11.53
Class R1 — Net assets	$42,313,298
Class R1 — Shares outstanding ($. 01 par value)	3,670,068
Net asset value per share: Class R4(#)	$11.41
Class R4 — Net assets	$71,041,163
Class R4 — Shares outstanding ($. 01 par value)	6,228,033
Net asset value per share: Class R5(#)	$11.41
Class R5 — Net assets	$53,152,840
Class R5 — Shares outstanding ($. 01 par value)	4,657,513
Net asset value per share: Class S(#)	$11.52
Class S — Net assets	$380,624,669
Class S — Shares outstanding ($. 01 par value)	33,037,629
Amounts in thousands
(8) Total return swap contracts - premiums paid (received)	$—
(+) Credit default swap contracts - premiums paid (received)	$(217)
(x) Premiums received on options written	$6,135
(>) Investments in affiliated funds	$1,868,623

(a) Receivable from Broker for Futures	$33,327
(b) Receivable from Broker for Swaps	$16,053
(c) Receivable from Broker for Forwards	$1,290
(d) Receivable from Broker for Options	$61,626
(e) Receivable Variation Margin for Futures	$42,415
(f) Due to Broker for Swaps	$15,331
(g) Due to Broker for Forwards	$2,290
(h) Due to Broker for Options	$32,499
(i) Payable Variation Margin for Futures	$36,963
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

52 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$53,222

Expenses
Advisory fees	2,055
Administrative fees	437
Custodian fees	49
Distribution fees - Class A	915
Distribution fees - Class C	2,785
Distribution fees - Class R5	70
Distribution fees - Class T	—**
Transfer agent fees - Class A	732
Transfer agent fees - Class C	743
Transfer agent fees - Class E	14
Transfer agent fees - Class R1	43
Transfer agent fees - Class R4	73
Transfer agent fees - Class R5	56
Transfer agent fees - Class S	394
Transfer agent fees - Class T	—**
Professional fees	43
Registration fees	73
Shareholder servicing fees - Class C	928
Shareholder servicing fees - Class E	18
Shareholder servicing fees - Class R4	91
Shareholder servicing fees - Class R5	70
Trustees’ fees	35
Printing fees	128
Miscellaneous	10
Expenses before reductions	9,762
Expense reductions	(2,386)
Net expenses	7,376
Net investment income (loss)	45,846

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	36,272
Investments in affiliated funds	3,780
Futures contracts	(11,218)
Foreign currency exchange contracts	(7,664)
Total return swap contracts	(32,241)
Credit default swap contracts	(160)
Foreign currency-related transactions	201
Capital gain distributions from affiliated funds	47,515
Net realized gain (loss)	36,485
Net change in unrealized appreciation (depreciation) on:
Investments	(26,922)
Investments in affiliated funds	(66,521)
Futures contracts	9,676
Options written	1,766
Foreign currency exchange contracts	(1,060)
Total return swap contracts	22,770
Credit default swap contracts	64

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 53

Russell Investment Company
Balanced Strategy Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Foreign currency-related transactions	(36)
Net change in unrealized appreciation (depreciation)	(60,263)
Net realized and unrealized gain (loss)	(23,778)
Net Increase (Decrease) in Net Assets from Operations	$22,068

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

54 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,846	$37,102
Net realized gain (loss)	36,485	77,940
Net change in unrealized appreciation (depreciation)	(60,263)	139,953
Net increase (decrease) in net assets from operations	22,068	254,995

Distributions
From net investment income
Class A	(16,187)	(12,859)
Class C	(15,409)	(11,584)
Class E	(324)	(341)
Class R1	(956)	(2,031)
Class R4	(1,591)	(1,401)
Class R5	(1,197)	(1,018)
Class S	(8,779)	(6,820)
Class T(1)(2)	(—)	(—) **
From net realized gain
Class A	(23,454)	(44,343)
Class C	(24,506)	(50,384)
Class E	(477)	(1,278)
Class R1	(1,352)	(6,680)
Class R4	(2,316)	(5,051)
Class R5	(1,798)	(3,915)
Class S	(12,496)	(22,133)
Net decrease in net assets from distributions	(110,842)	(169,838)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(91,420)	(388,010)
Total Net Increase (Decrease) in Net Assets	(180,194)	(302,853)

Net Assets
Beginning of period	2,156,786	2,459,639
End of period	$1,976,592	$2,156,786
Undistributed (overdistributed) net investment income included in net assets	$5,139	$3,736

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 55

Russell Investment Company
Balanced Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	1,638	$18,790	3,663	$41,573
Proceeds from reinvestment of distributions	3,470	39,145	5,221	56,669
Payments for shares redeemed	(6,656)	(76,517)	(15,498)	(176,118)
Net increase (decrease)	(1,548)	(18,582)	(6,614)	(77,876)
Class C
Proceeds from shares sold	1,714	19,285	4,748	52,866
Proceeds from reinvestment of distributions	3,610	39,816	5,742	61,233
Payments for shares redeemed	(9,663)	(108,653)	(23,770)	(264,991)
Net increase (decrease)	(4,339)	(49,552)	(13,280)	(150,892)
Class E
Proceeds from shares sold	41	480	167	1,906
Proceeds from reinvestment of distributions	71	801	146	1,600
Payments for shares redeemed	(426)	(4,877)	(1,037)	(11,634)
Net increase (decrease)	(314)	(3,596)	(724)	(8,128)
Class R1
Proceeds from shares sold	447	5,174	1,220	13,973
Proceeds from reinvestment of distributions	202	2,307	797	8,754
Payments for shares redeemed	(696)	(8,076)	(9,054)	(103,126)
Net increase (decrease)	(47)	(595)	(7,037)	(80,399)
Class R4
Proceeds from shares sold	378	4,324	651	7,383
Proceeds from reinvestment of distributions	345	3,907	594	6,462
Payments for shares redeemed	(836)	(9,626)	(4,989)	(56,960)
Net increase (decrease)	(113)	(1,395)	(3,744)	(43,115)
Class R5
Proceeds from shares sold	263	3,012	510	5,850
Proceeds from reinvestment of distributions	264	2,995	452	4,929
Payments for shares redeemed	(756)	(8,685)	(2,447)	(27,999)
Net increase (decrease)	(229)	(2,678)	(1,485)	(17,220)
Class S
Proceeds from shares sold	2,689	31,184	6,516	74,676
Proceeds from reinvestment of distributions	1,844	21,053	2,605	28,621
Payments for shares redeemed	(5,778)	(67,156)	(9,900)	(113,777)
Net increase (decrease)	(1,245)	(14,919)	(779)	(10,480)
Class T (1)(2)
Proceeds from shares sold	—	—	9	100
Payments for shares redeemed	(9)	(103)	—	—
Net increase (decrease)	(9)	(103)	9	100
Total increase (decrease)	(7,844)	$(91,420)	(33,654)	$(388,010)

(1) For the period June 7, 2017 (inception date) to October 31, 2017.
(2) For the period November 1, 2017 to December 14, 2017 (final redemption) .

See accompanying notes which are an integral part of the financial statements.

56 Balanced Strategy Fund

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Russell Investment Company
Balanced Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2018*	11.87	. 27	(. 14)	. 13	(. 26)	(. 37)
October 31, 2017	11.41	. 21	1.08	1.29	(. 18)	(. 65)
October 31, 2016	12.07	. 25	. 23	. 48	(. 26)	(. 88)
October 31, 2015	12.43	. 34	(. 37)	(. 03)	(. 33)	—
October 31, 2014	11.89	. 21	. 53	. 74	(. 20)	—
October 31, 2013	10.78	. 22	1.10	1.32	(. 21)	—

Class C
April 30, 2018*	11.61	. 22	(. 13)	. 09	(. 24)	(. 37)
October 31, 2017	11.22	. 12	1.06	1.18	(. 14)	(. 65)
October 31, 2016	11.89	. 16	. 23	. 39	(. 18)	(. 88)
October 31, 2015	12.26	. 24	(. 36)	(. 12)	(. 25)	—
October 31, 2014	11.76	. 12	. 52	. 64	(. 14)	—
October 31, 2013	10.69	. 14	1.09	1.23	(. 16)	—

Class E
April 30, 2018*	11.93	. 27	(. 14)	. 13	(. 26)	(. 37)
October 31, 2017	11.47	. 24	1.04	1.28	(. 17)	(. 65)
October 31, 2016	12.13	. 26	. 21	. 47	(. 25)	(. 88)
October 31, 2015	12.48	. 36	(. 40)	(. 04)	(. 31)	—
October 31, 2014	11.94	. 22	. 52	. 74	(. 20)	—
October 31, 2013	10.82	. 25	1.08	1.33	(. 21)	—

Class R1
April 30, 2018*	12.02	. 29	(. 14)	. 15	(. 27)	(. 37)
October 31, 2017	11.54	. 34	. 99	1.33	(. 20)	(. 65)
October 31, 2016	12.20	. 30	. 20	. 50	(. 28)	(. 88)
October 31, 2015	12.55	. 38	(. 37)	. 01	(. 36)	—
October 31, 2014	12.00	. 27	. 52	. 79	(. 24)	—
October 31, 2013	10.86	. 27	1.12	1.39	(. 25)	—

Class R4(1)
April 30, 2018*	11.90	. 27	(. 13)	. 14	(. 26)	(. 37)
October 31, 2017	11.44	. 21	1.08	1.29	(. 18)	(. 65)
October 31, 2016	12.10	. 25	. 22	. 47	(. 25)	(. 88)
October 31, 2015	12.46	. 35	(. 38)	(. 03)	(. 33)	—
October 31, 2014	11.92	. 24	. 51	. 75	(. 21)	—
October 31, 2013	10.80	. 24	1.11	1.35	(. 23)	—

Class R5(2)
April 30, 2018*	11.92	. 26	(. 15)	. 11	(. 25)	(. 37)
October 31, 2017	11.47	. 19	1.07	1.26	(. 16)	(. 65)
October 31, 2016	12.13	. 22	. 22	. 44	(. 22)	(. 88)
October 31, 2015	12.48	. 33	(. 39)	(. 06)	(. 29)	—
October 31, 2014	11.94	. 22	. 51	. 73	(. 19)	—
October 31, 2013	10.83	. 23	1.08	1.31	(. 20)	—

Class S
April 30, 2018*	12.01	. 29	(. 14)	. 15	(. 27)	(. 37)
October 31, 2017	11.54	. 22	1.10	1.32	(. 20)	(. 65)
October 31, 2016	12.19	. 27	. 24	. 51	(. 28)	(. 88)
October 31, 2015	12.55	. 36	(. 37)	(. 01)	(. 35)	—
October 31, 2014	12.00	. 25	. 52	. 77	(. 22)	—
October 31, 2013	10.87	. 25	1.12	1.37	(. 24)	—

See accompanying notes which are an integral part of the financial statements.

58 Balanced Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(. 63)	11.37	1.14	712,490	. 73	. 47	2.34	10
(. 83)	11.87	12.05	761,954	. 73	. 46	1.83	33
(1.14)	11.41	4.56	808,160	. 72	. 44	2.24	16
(. 33)	12.07	(. 31)	909,827	. 72	. 48	2.75	35
(. 20)	12.43	6.30	1,058,976	. 72	. 56	1.74	19
(. 21)	11.89	12.47	1,093,788	. 71	. 57	1.99	11

(. 61)	11.09	. 78	705,195	1.48	1.22	1.93	10
(. 79)	11.61	11.13	788,531	1.48	1.21	1.11	33
(1.06)	11.22	3.80	910,762	1.47	1.19	1.47	16
(. 25)	11.89	(1.05)	1,089,189	1.47	1.23	1.95	35
(. 14)	12.26	5.51	1,252,253	1.47	1.31	. 98	19
(. 16)	11.76	11.60	1,300,173	1.46	1.32	1.22	11

(. 63)	11.43	1.11	11,775	. 73	. 57	2.37	10
(. 82)	11.93	11.88	16,030	. 73	. 57	2.13	33
(1.13)	11.47	4.38	23,708	. 72	. 57	2.35	16
(. 31)	12.13	(. 32)	37,184	. 72	. 56	2.93	35
(. 20)	12.48	6.26	64,210	. 72	. 56	1.81	19
(. 21)	11.94	12.50	88,974	. 71	. 57	2.22	11

(. 64)	11.53	1.27	42,313	. 48	. 26	2.52	10
(. 85)	12.02	12.24	44,666	. 47	. 26	3.00	33
(1.16)	11.54	4.70	124,091	. 47	. 26	2.68	16
(. 36)	12.20	. 04	200,991	. 47	. 23	3.03	35
(. 24)	12.55	6.63	265,650	. 47	. 17	2.24	19
(. 25)	12.00	13.00	306,020	. 46	. 17	2.36	11

(. 63)	11.41	1.21	71,041	. 73	. 51	2.31	10
(. 83)	11.90	11.94	75,481	. 73	. 51	1.88	33
(1.13)	11.44	4.46	115,400	. 72	. 51	2.25	16
(. 33)	12.10	(. 31)	153,931	. 72	. 48	2.86	35
(. 21)	12.46	6.39	206,600	. 72	. 42	1.99	19
(. 23)	11.92	12.67	276,656	. 71	. 42	2.15	11

(. 62)	11.41	. 97	53,153	. 98	. 76	2.22	10
(. 81)	11.92	11.68	58,230	. 98	. 76	1.63	33
(1.10)	11.47	4.18	73,055	. 97	. 76	2.00	16
(. 29)	12.13	(. 48)	101,555	. 97	. 73	2.71	35
(. 19)	12.48	6.17	144,430	. 97	. 67	1.82	19
(. 20)	11.94	12.32	212,516	. 96	. 67	2.01	11

(. 64)	11.52	1.26	380,625	. 48	. 32	2.45	10
(. 85)	12.01	12.11	411,791	. 48	. 32	1.94	33
(1.16)	11.54	4.73	404,463	. 47	. 32	2.43	16
(. 35)	12.19	(. 13)	479,581	. 47	. 31	2.93	35
(. 22)	12.55	6.52	566,395	. 47	. 31	2.03	19
(. 24)	12.00	12.77	614,376	. 46	. 32	2.20	11

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 59

Russell Investment Company
Balanced Strategy Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:

Advisory fees	$76,015
Administration fees	69,537
Distribution fees	596,941
Shareholder servicing fees	174,382
Transfer agent fees	201,644
Trustee fees	13,688
$1,132,207

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
Commodity Strategies Fund	$70,749	$1,361	$11,876	$(8,697	) $	11,435	$62,972	$1,063	$—
Global Infrastructure Fund	41,012	3,969	3,725	60		(4,411)	36,905	1,799	1,723
Global Real Estate Securities Fund	34,873	2,955	4,446	(153)		(1,354)	31,875	855	1,750
Multifactor U. S. Equity Fund	31,577	2,208	5,509	872		(1,278)	27,870	431	1,512
U. S. Defensive Equity Fund	41,120	4,050	6,843	1,341		(3,232)	36,436	895	2,772
U. S. Dynamic Equity Fund	15,998	4,379	2,801	218		(3,676)	14,118	2,408	1,809
U. S. Small Cap Equity Fund	121,154	14,070	18,957	1,711		(10,796)	107,182	5,481	7,754
Global Opportunistic Credit Fund	171,453	4,870	96,145	2,614		(6,680)	76,112	4,868	—
Strategic Bond Fund	495,035	5,399	45,367	(926)		(13,384)	440,757	5,378	—
Unconstrained Total Return Fund	151,091	1,935	18,675	(76)		464	134,739	1,934	—
Emerging Markets Fund	171,927	4,397	30,112	3,723		1,614	151,549	2,151	—
Global Equity Fund	394,747	49,794	61,675	(67)		(33,174)	349,625	16,297	29,887
Multifactor International Equity Fund	275,329	10,077	43,619	2,971		(494)	244,264	7,047	—
Multi-Strategy Income Fund	87,096	83,609	15,272	190		(1,555)	154,068	2,601	308
U. S. Cash Management Fund	8,089	17,882	25,819	(1)		—	151	14	—
	$2,111,250	$210,955	$390,841	$3,780		$(66,521)	$1,868,623	$53,222	$47,515

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$1,742,416,476
Unrealized Appreciation	$217,973,617
Unrealized Depreciation	(48,920,330)
Net Unrealized Appreciation (Depreciation)	$169,053,287

See accompanying notes which are an integral part of the financial statements.

60 Balanced Strategy Fund

Russell Investment Company
Growth Strategy Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$1,019.20	$1,021.97
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$2.85	$2.86

Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2018	$1,015.40	$1,018.25
	Expenses Paid During Period*	$6.60	$6.61
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.32%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2017	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2018	$1,019.10	$1,021.97
of other funds.	Expenses Paid During Period*	$2.85	$2.86

* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Growth Strategy Fund 61

Russell Investment Company
Growth Strategy Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,020.50	$1,023.46
Expenses Paid During Period*	$1.35	$1.35

* Expenses are equal to the Fund's annualized expense ratio of 0.27%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,019.30	$1,022.22
Expenses Paid During Period*	$2.60	$2.61

* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,017.80	$1,020.98
Expenses Paid During Period*	$3.85	$3.86

* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,020.40	$1,023.21
Expenses Paid During Period*	$1.60	$1.61

* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

62 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
	Shares		$
Investments in Affiliated Funds - 93.7%
Alternative - 7.3%
Commodity Strategies Fund Class Y	6,793,888		39,949
Global Infrastructure Fund Class Y	2,204,009		24,398
Global Real Estate Securities Fund Class Y	1,092,284		35,914
			100,261

Domestic Equities - 27.6%
Multifactor U. S. Equity Fund Class Y	8,961,673		117,308
U. S. Defensive Equity Fund Class Y	1,237,785		63,164
U. S. Dynamic Equity Fund Class Y	5,054,792		46,251
U. S. Small Cap Equity Fund Class Y	4,723,125		150,480
			377,203

Fixed Income - 17.0%
Global Opportunistic Credit Fund Class Y	1,601,899		15,651
Strategic Bond Fund Class Y	6,352,723		66,195
Unconstrained Total Return Fund Class Y	15,086,935		150,869
			232,715

International Equities - 41.8%
Emerging Markets Fund Class Y	4,959,084		106,273
Global Equity Fund Class Y	21,692,855		234,282
Multifactor International Equity Fund Class Y	21,946,196		229,557
			570,112

Total Investments in Affiliated Funds
(cost $1,131,402)			1,280,291

Options Purchased - 0.7%
(Number of Contracts)
S&P 500 Index
Goldman Sachs May 2018 2,875.00 Call (733)	USD 210,738 (ÿ)		16
Merrill Lynch Sep 2018 2,725.00 Call (1,559)	USD 424,828 (ÿ)		9,394
Total Options Purchased
(cost $17,858)			9,410

Short-Term Investments - 0.0%
U. S. Cash Management Fund(@)	298,519	(8)	299
Total Short-Term Investments
(cost $299)			299

Total Investments 94.4%
(identified cost $1,149,559)			1,290,000

Other Assets and Liabilities, Net - 5.6%			76,385
Net Assets - 100.0%			1,366,385

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 63

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
								Value and
								Unrealized
								Appreciation
				Number of	Notional		Expiration	(Depreciation)
				Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures				82	EUR	9,068	05/18	235
Australia 10 Year Bond Futures				375	AUD	47,960	06/18	148
CAC40 Euro Index Futures				496	EUR	27,146	05/18	1,310
DAX Index Futures				75	EUR	23,646	06/18	361
Dow U. S. Real Estate Index Futures				586	USD	17,545	06/18	(83)
EURO STOXX 50 Index Futures				466	EUR	16,189	06/18	714
FTSE/MIB Index Futures				58	EUR	6,843	06/18	446
IBEX 35 Index Futures				80	EUR	7,979	05/18	241
MSCI EAFE Mini Index Futures				106	USD	10,740	06/18	27
MSCI Emerging Markets Mini Index Futures				723	USD	41,652	06/18	(1,456)
OMXS 30 Index Futures				359	SEK	56,184	05/18	186
TOPIX Index Futures				201	JPY	3,576,794	06/18	1,083
United States 2 Year Treasury Note Futures				73	USD	15,479	06/18	(41)
United States 5 Year Treasury Note Futures				260	USD	29,512	06/18	(159)
United States 10 Year Treasury Note Futures				946	USD	113,165	06/18	(104)
United States Treasury Long Bond Futures				12	USD	1,726	06/18	12
Short Positions
Euro-Bund Futures				172	EUR	27,303	06/18	(472)
FTSE 100 Index Futures				264	GBP	19,694	06/18	(1,181)
Hang Seng Index Futures				15	HKD	22,999	05/18	(21)
Japan Government 10 Year Bond Futures				19	JPY	2,862,160	06/18	10
Long Gilt Futures				71	GBP	8,680	06/18	(139)
MSCI Singapore Index Futures				64	SGD	2,633	05/18	(36)
NASDAQ 100 E-Mini Index Futures				221	USD	29,229	06/18	2,260
Russell 1000 E-Mini Index Futures				209	USD	15,343	06/18	104
Russell 2000 E-Mini Index Futures				410	USD	31,648	06/18	964
S&P 400 E-Mini Index Futures				111	USD	20,780	06/18	244
S&P 500 E-Mini Index Futures				2,033	USD	269,068	06/18	291
S&P Financial Select Sector Index Futures				95	USD	8,019	06/18	458
S&P/TSX 60 Index Futures				26	CAD	4,783	06/18	(11)
SPI 200 Index Futures				141	AUD	21,030	06/18	55
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								5,446

Options Written
Amounts in thousands (except contract amounts)
			Number of	Strike		Notional	Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts	Price		Amount	Date	$
iShares MSCI EAFE ETF Index	Goldman Sachs	Put	1	40.75	USD	2,879	09/28/18	(1,780)
S&P 500 Index	Goldman Sachs	Put	520	2,250.00	USD	117,000	09/28/18	(1,162)
Total Liability for Options Written (premiums received $4,131)								(2,942)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
			Amount		Amount			(Depreciation)
Counterparty			Sold		Bought		Settlement Date	$
Bank of America			USD	7,559	AUD	9,729	05/23/18	(234)

See accompanying notes which are an integral part of the financial statements.

64 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	AUD	13,857	USD	10,765	05/23/18	333
Bank of Montreal	USD	2,301	EUR	1,857	05/23/18	(55)
Bank of Montreal	USD	5,407	EUR	4,364	05/23/18	(129)
Bank of Montreal	AUD	14,709	USD	11,469	06/20/18	395
Bank of Montreal	CAD	3,415	USD	2,649	06/20/18	(14)
Bank of Montreal	CHF	2,202	USD	2,289	05/23/18	63
Bank of Montreal	CHF	3,633	USD	3,777	05/23/18	104
Bank of Montreal	CHF	1,769	USD	1,882	06/20/18	90
Bank of Montreal	EUR	9,462	USD	11,773	06/20/18	305
Bank of Montreal	GBP	6,567	USD	9,144	06/20/18	82
Bank of Montreal	HKD	6,194	USD	792	06/20/18	2
Bank of Montreal	JPY	422,749	USD	4,008	06/20/18	128
Bank of Montreal	MXN	1,940	USD	102	06/20/18	(1)
Bank of Montreal	SEK	3,063	USD	374	06/20/18	23
Bank of Montreal	SGD	337	USD	256	06/20/18	2
Bank of Montreal	ZAR	2,220	USD	184	06/20/18	7
Brown Brothers Harriman	USD	10,823	GBP	7,555	05/23/18	(413)
Brown Brothers Harriman	ILS	9,445	USD	2,681	05/23/18	53
Brown Brothers Harriman	ILS	16,077	USD	4,572	05/23/18	99
Citibank	USD	10,777	JPY	1,153,381	05/23/18	(213)
Citibank	AUD	14,709	USD	11,465	06/20/18	390
Citibank	CAD	3,415	USD	2,649	06/20/18	(13)
Citibank	CHF	1,769	USD	1,881	06/20/18	89
Citibank	EUR	9,462	USD	11,770	06/20/18	302
Citibank	GBP	6,567	USD	9,138	06/20/18	76
Citibank	HKD	6,194	USD	792	06/20/18	2
Citibank	ILS	18,891	USD	5,379	05/23/18	124
Citibank	JPY	422,749	USD	4,009	06/20/18	129
Citibank	MXN	1,940	USD	102	06/20/18	(1)
Citibank	NOK	35,687	USD	4,597	05/23/18	146
Citibank	SEK	3,063	USD	373	06/20/18	22
Citibank	SGD	337	USD	256	06/20/18	2
Citibank	ZAR	2,220	USD	184	06/20/18	7
Royal Bank of Canada	USD	7,504	NZD	10,231	05/23/18	(306)
Royal Bank of Canada	AUD	14,709	USD	11,489	06/20/18	413
Royal Bank of Canada	CAD	3,415	USD	2,656	06/20/18	(7)
Royal Bank of Canada	CHF	1,769	USD	1,883	06/20/18	91
Royal Bank of Canada	DKK	45,634	USD	7,591	05/23/18	183
Royal Bank of Canada	EUR	9,462	USD	11,789	06/20/18	322
Royal Bank of Canada	GBP	6,567	USD	9,146	06/20/18	84
Royal Bank of Canada	HKD	6,194	USD	792	06/20/18	2
Royal Bank of Canada	JPY	422,749	USD	4,004	06/20/18	124
Royal Bank of Canada	MXN	1,940	USD	103	06/20/18	—
Royal Bank of Canada	SEK	63,713	USD	7,592	05/23/18	305
Royal Bank of Canada	SEK	3,063	USD	374	06/20/18	23
Royal Bank of Canada	SGD	337	USD	256	06/20/18	2
Royal Bank of Canada	ZAR	2,220	USD	184	06/20/18	7
State Street	USD	4,595	CAD	5,768	05/23/18	(101)
State Street	USD	4,591	JPY	490,800	05/23/18	(96)
State Street	CNY	85,360	USD	13,380	06/20/18	(84)
State Street	ILS	9,445	USD	2,698	05/23/18	70
State Street	KRW	27,737,920	USD	25,972	06/20/18	44

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 65

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	RUB	303,330	USD	5,261	06/20/18	473
State Street	TWD	501,900	USD	17,315	06/20/18	305
UBS	AUD	14,709	USD	11,482	06/20/18	407
UBS	CAD	3,415	USD	2,652	06/20/18	(10)
UBS	CHF	1,769	USD	1,884	06/20/18	92
UBS	EUR	9,462	USD	11,805	06/20/18	338
UBS	GBP	6,567	USD	9,151	06/20/18	89
UBS	HKD	6,194	USD	792	06/20/18	2
UBS	JPY	422,749	USD	4,011	06/20/18	131
UBS	MXN	1,940	USD	102	06/20/18	(1)
UBS	SEK	3,063	USD	374	06/20/18	23
UBS	SGD	337	USD	256	06/20/18	2
UBS	ZAR	2,220	USD	184	06/20/18	7
Westpac	USD	2,301	EUR	1,857	05/23/18	(55)
Westpac	USD	5,407	EUR	4,364	05/23/18	(129)
Westpac	CHF	2,202	USD	2,289	05/23/18	63
Westpac	CHF	3,633	USD	3,777	05/23/18	104
Westpac	SEK	90,743	USD	10,767	05/23/18	389
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						5,208

Total Return Swap Contracts
Amounts in thousands
							Premiums	Unrealized
							Paid/	Appreciation
		Notional				Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms		Date	$	$	$
Short
S&P 500 Total Return Index	Barclays	USD 95,317	3 Month LIBOR + 0.270%(2)			06/15/18	—	3,724	3,724
Total Open Total Return Swap Contracts (å)							—	3,724	3,724

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Investment Grade
Index	Bank of America	Sell	USD	23,400	1.000%(2)	06/20/23	452	9	461

CDX NA High Yield Index	Bank of America	Purchase	USD	38,900	(5.000%)(2)	06/20/23	(2,365)	(550)	(2,915)
Total Open Credit Indices Contracts (å)							(1,913)	(541)	(2,454)

See accompanying notes which are an integral part of the financial statements.

66 Growth Strategy Fund

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Growth Strategy Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$1,280,291	$—	$—	$—	$1,280,291	93.7
Options Purchased	9,410	—	—	—	9,410	0.7
Short-Term Investments	—	—	—	299	299	— *
Total Investments	1,289,701	—	—	299	1,290,000	94.4
Other Assets and Liabilities, Net						5.6
						100.0
Other Financial Instruments
Assets
Futures Contracts	9,149	—	—	—	9,149	0.7
Foreign Currency Exchange Contracts	—	7,070	—	—	7,070	0.5
Total Return Swap Contracts	—	3,724	—	—	3,724	0.3
Credit Default Swap Contracts	—	461	—	—	461	— *
'
Liabilities
Futures Contracts	(3,703)	—	—	—	(3,703)	(0.3)
Options Written	(1,162)	(1,779)	—	—	(2,942)	(0.2)
Foreign Currency Exchange Contracts	—	(1,862)	—	—	(1,862)	(0.1)
Credit Default Swap Contracts	—	(2,915)	—	—	(2,915)	(0.2)
Total Other Financial Instruments**	$4,284	$4,699	$—	$—	$8,982

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 67

Russell Investment Company
Growth Strategy Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$9,410	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	7,070	—
Receivable from Broker for Futures**	8,967	—	—	182
Total return swap contracts, at fair value	3,724	—	—	—
Credit default swap contracts, at fair value	—	461	—	—
Total	$22,101	$461	$7,070	$182

Location: Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures**	$3,008	$—	$—	$695
Unrealized depreciation on foreign currency exchange contracts	—	—	1,862	—
Options written, at fair value	2,942	—	—	—
Credit default swap contracts, at fair value	—	2,915	—	—
Total	$5,950	$2,915	$1,862	$695
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$10,515	$—	$—	$—
Futures contracts	(17,544)	—	—	1,687
Total return swap contracts	(9,250)	—	—	—
Credit default swap contracts	—	(261)	—	—
Foreign currency exchange contracts	—	—	(5,289)	—
Total	$(16,279)	$(261)	$(5,289)	$1,687

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$(10,099)	$—	$—	$—
Futures contracts	10,395	—	—	507
Options written	1,189	—	—	—
Total return swap contracts	6,579	—	—	—
Credit default swap contracts	—	(169)	—	—
Foreign currency exchange contracts	—	—	171	—
Total	$8,064	$(169)	$171	$507

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

68 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$9,410	$ — $	9,410
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	7,070	—	7,070
Futures Contracts	Receivable from Broker for Futures	36,495	—	36,495
Total Return Swap Contracts	Total return swap contracts, at fair value	3,724	—	3,724
Credit Default Swap Contracts	Credit default swap contracts, at fair value	461	—	461
Total Financial and Derivative Assets		57,160	—	57,160
Financial and Derivative Assets not subject to a netting agreement		(46,366)	—	(46,366)
Total Financial and Derivative Assets subject to a netting agreement		$10,794	$ — $	10,794

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$333	$234	$—	$99
Bank of Montreal	1,200	182	—	1,018
Barclays	3,724	—	—	3,724
Brown Brothers Harriman	152	152	—	—
Citigroup	1,289	228	—	1,061
Royal Bank of Canada	1,558	313	—	1,245
State Street	891	154	737	—
UBS	1,091	11	—	1,080
Westpac	556	184	—	372
Total	$10,794	$1,458	$737	$8,599

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 69

Russell Investment Company
Growth Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures	$5,587	$ — $	5,587
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	1,862	—	1,862
Options Written Contracts	Options written, at fair value	2,942	—	2,942
Credit Default Swap Contracts	Credit default swap contracts, at fair value	2,915	—	2,915
Total Financial and Derivative Liabilities		13,306	—	13,306
Financial and Derivative Liabilities not subject to a netting agreement		(9,666)	—	(9,666)
Total Financial and Derivative Liabilities subject to a netting agreement		$3,640	$ — $	3,640

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$234	$234	$—	—
Bank of Montreal	198	182	—	16
Brown Brothers Harriman	413	152	—	261
Citigroup	228	228	—	—
Goldman Sachs	1,779	—	1,779	—
Royal Bank of Canada	313	313	—	—
State Street	280	154	—	126
UBS	11	11	—	—
Westpac	184	184	—	—
Total	$3,640	$1,458	$1,779	$403

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

70 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,149,559
Investments, at fair value(>)	1,290,000
Cash	19,413
Unrealized appreciation on foreign currency exchange contracts	7,070
Receivables:
Dividends from affiliated funds	1
Investments sold	3,195
Fund shares sold	434
From broker(a)(b)(c)(d)	78,530
Prepaid expenses	8
Total return swap contracts, at fair value(8)	3,724
Credit default swap contracts, at fair value(+)	461
Total assets	1,402,836

Liabilities
Payables:
Due to broker (e)(f)(g)(h)(i)	26,428
Fund shares redeemed	1,308
Accrued fees to affiliates	846
Other accrued expenses	150
Unrealized depreciation on foreign currency exchange contracts	1,862
Options written, at fair value(x)	2,942
Credit default swap contracts, at fair value(+)	2,915
Total liabilities	36,451

Net Assets	$1,366,385

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 71

Russell Investment Company
Growth Strategy Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$5,215
Accumulated net realized gain (loss)	30,287
Unrealized appreciation (depreciation) on:
Investments	(8,448)
Investments in affiliated funds	148,889
Futures contracts	5,446
Options written	1,189
Foreign currency exchange contracts	5,208
Total return swap contracts	3,724
Credit default swap contracts	(541)
Foreign currency-related transactions	115
Shares of beneficial interest	1,089
Additional paid-in capital	1,174,212
Net Assets	$1,366,385

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$12.68
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$13.45
Class A — Net assets	$549,328,540
Class A — Shares outstanding ($. 01 par value)	43,324,578
Net asset value per share: Class C(#)	$12.21
Class C — Net assets	$458,215,365
Class C — Shares outstanding ($. 01 par value)	37,537,846
Net asset value per share: Class E(#)	$12.74
Class E — Net assets	$10,858,082
Class E — Shares outstanding ($. 01 par value)	852,396
Net asset value per share: Class R1(#)	$12.86
Class R1 — Net assets	$21,523,617
Class R1 — Shares outstanding ($. 01 par value)	1,673,192
Net asset value per share: Class R4(#)	$12.73
Class R4 — Net assets	$68,607,342
Class R4 — Shares outstanding ($. 01 par value)	5,388,351
Net asset value per share: Class R5(#)	$12.72
Class R5 — Net assets	$45,332,666
Class R5 — Shares outstanding ($. 01 par value)	3,565,063
Net asset value per share: Class S(#)	$12.86
Class S — Net assets	$212,519,138
Class S — Shares outstanding ($. 01 par value)	16,529,800
Amounts in thousands
(x) Premiums received on options written	$4,131
(8) Total return swap contracts - premiums paid (received)	$—
(+) Credit default swap contracts - premiums paid (received)	$(1,913)
(>) Investments in affiliated funds	$1,280,590

(a) Receivable from Broker for Futures	$7,848
(b) Receivable from Broker for Swaps	$17,255
(c) Receivable from Broker for Options	$16,932
(d) Receivable Variation Margin for Futures	$36,495
(e) Due to Broker for Futures	$3,061
(f) Due to Broker for Swaps	$13,514
(g) Due to Broker for Forwards	$930
(h) Due to Broker for Options	$3,336
(i) Payable Variation Margin for Futures	$5,587
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

72 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$44,995

Expenses
Advisory fees	1,415
Administrative fees	301
Custodian fees	42
Distribution fees - Class A	706
Distribution fees - Class C	1,795
Distribution fees - Class R5	59
Distribution fees - Class T	— **
Transfer agent fees - Class A	565
Transfer agent fees - Class C	479
Transfer agent fees - Class E	11
Transfer agent fees - Class R1	22
Transfer agent fees - Class R4	71
Transfer agent fees - Class R5	47
Transfer agent fees - Class S	220
Transfer agent fees - Class T	— **
Professional fees	33
Registration fees	64
Shareholder servicing fees - Class C	598
Shareholder servicing fees - Class E	14
Shareholder servicing fees - Class R4	89
Shareholder servicing fees - Class R5	59
Trustees’ fees	23
Printing fees	107
Miscellaneous	10
Expenses before reductions	6,730
Expense reductions	(1,182)
Net expenses	5,548
Net investment income (loss)	39,447

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	10,515
Investments in affiliated funds	5,293
Futures contracts	(15,857)
Foreign currency exchange contracts	(5,289)
Total return swap contracts	(9,250)
Credit default swap contracts	(261)
Foreign currency-related transactions	(147)
Capital gain distributions from affiliated funds	49,419
Net realized gain (loss)	34,423
Net change in unrealized appreciation (depreciation) on:
Investments	(10,099)
Investments in affiliated funds	(56,821)
Futures contracts	10,902
Options written	1,189
Foreign currency exchange contracts	171
Total return swap contracts	6,579
Credit default swap contracts	(169)

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 73

Russell Investment Company
Growth Strategy Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Foreign currency-related transactions	115
Net change in unrealized appreciation (depreciation)	(48,133)
Net realized and unrealized gain (loss)	(13,710)
Net Increase (Decrease) in Net Assets from Operations	$25,737
** Less than $500.

See accompanying notes which are an integral part of the financial statements.

74 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,447	$18,505
Net realized gain (loss)	34,423	53,556
Net change in unrealized appreciation (depreciation)	(48,133)	151,874
Net increase (decrease) in net assets from operations	25,737	223,935

Distributions
From net investment income
Class A	(13,092)	(11,554)
Class C	(10,675)	(9,113)
Class E	(275)	(409)
Class R1	(520)	(1,566)
Class R4	(1,641)	(1,612)
Class R5	(1,068)	(999)
Class S	(5,199)	(4,686)
From net realized gain
Class A	(18,328)	(14,910)
Class C	(16,251)	(14,443)
Class E	(385)	(546)
Class R1	(703)	(1,891)
Class R4	(2,284)	(2,081)
Class R5	(1,529)	(1,364)
Class S	(7,078)	(5,623)
Net decrease in net assets from distributions	(79,028)	(70,797)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(41,539)	(285,858)
Total Net Increase (Decrease) in Net Assets	(94,830)	(132,720)

Net Assets
Beginning of period	1,461,215	1,593,935
End of period	$1,366,385	$1,461,215
Undistributed (overdistributed) net investment income included in net assets	$5,215	$(1,762)

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 75

Russell Investment Company
Growth Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	1,163	$14,861	2,681	$33,090
Proceeds from reinvestment of distributions	2,481	31,264	2,230	26,337
Payments for shares redeemed	(4,689)	(60,251)	(9,672)	(119,334)
Net increase (decrease)	(1,045)	(14,126)	(4,761)	(59,907)
Class C
Proceeds from shares sold	954	11,829	2,383	28,512
Proceeds from reinvestment of distributions	2,200	26,753	2,041	23,366
Payments for shares redeemed	(4,712)	(58,208)	(13,342)	(159,715)
Net increase (decrease)	(1,558)	(19,626)	(8,918)	(107,837)
Class E
Proceeds from shares sold	36	467	92	1,136
Proceeds from reinvestment of distributions	52	660	80	949
Payments for shares redeemed	(181)	(2,341)	(1,004)	(12,292)
Net increase (decrease)	(93)	(1,214)	(832)	(10,207)
Class R1
Proceeds from shares sold	110	1,424	633	7,906
Proceeds from reinvestment of distributions	95	1,215	289	3,451
Payments for shares redeemed	(201)	(2,598)	(5,659)	(69,933)
Net increase (decrease)	4	41	(4,737)	(58,576)
Class R4
Proceeds from shares sold	270	3,471	497	6,145
Proceeds from reinvestment of distributions	310	3,925	312	3,693
Payments for shares redeemed	(681)	(8,717)	(2,409)	(29,763)
Net increase (decrease)	(101)	(1,321)	(1,600)	(19,925)
Class R5
Proceeds from shares sold	179	2,294	427	5,274
Proceeds from reinvestment of distributions	206	2,597	199	2,363
Payments for shares redeemed	(434)	(5,555)	(1,613)	(20,068)
Net increase (decrease)	(49)	(664)	(987)	(12,431)
Class S
Proceeds from shares sold	1,338	17,342	3,505	43,726
Proceeds from reinvestment of distributions	950	12,130	856	10,224
Payments for shares redeemed	(2,628)	(33,995)	(5,650)	(71,025)
Net increase (decrease)	(340)	(4,523)	(1,289)	(17,075)
Class T(1)(2)
Proceeds from shares sold	—	—	8	100
Payments for shares redeemed	(8)	(106)	—	—
Net increase (decrease)	(8)	(106)	8	100
Total increase (decrease)	(3,190)	$(41,539)	(23,116)	$(285,858)

(1) For the period June 7, 2017 (inception date) to October 31, 2017.
(2) For the period November 1, 2017 to December 14, 2017 (final redemption) .

See accompanying notes which are an integral part of the financial statements.

76 Growth Strategy Fund

(This page intentionally left blank)

Russell Investment Company
Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2018*	13.16	. 37	(. 12)	. 25	(. 31)	(. 42)
October 31, 2017	11.88	. 17	1.66	1.83	(. 24)	(. 31)
October 31, 2016	11.68	. 21	. 19	. 40	(. 20)	—
October 31, 2015	12.14	. 30	(. 48)	(. 18)	(. 25)	—
October 31, 2014	11.60	. 23	. 52	. 75	(. 21)	—
October 31, 2013	10.11	. 17	1.48	1.65	(. 16)	—

Class C
April 30, 2018*	12.72	. 30	(. 11)	. 19	(. 28)	(. 42)
October 31, 2017	11.54	. 08	1.61	1.69	(. 20)	(. 31)
October 31, 2016	11.36	. 11	. 19	. 30	(. 12)	—
October 31, 2015	11.85	. 20	(. 46)	(. 26)	(. 21)	—
October 31, 2014	11.36	. 13	. 52	. 65	(. 16)	—
October 31, 2013	9.93	. 08	1.46	1.54	(. 11)	—

Class E
April 30, 2018*	13.22	. 39	(. 14)	. 25	(. 31)	(. 42)
October 31, 2017	11.93	. 23	1.61	1.84	(. 24)	(. 31)
October 31, 2016	11.73	. 23	. 17	. 40	(. 20)	—
October 31, 2015	12.19	. 35	(. 53)	(. 18)	(. 25)	—
October 31, 2014	11.64	. 24	. 52	. 76	(. 21)	—
October 31, 2013	10.15	. 18	1.47	1.65	(. 16)	—

Class R1
April 30, 2018*	13.33	. 41	(. 14)	. 27	(. 32)	(. 42)
October 31, 2017	12.02	. 32	1.56	1.88	(. 26)	(. 31)
October 31, 2016	11.81	. 26	. 18	. 44	(. 23)	—
October 31, 2015	12.27	. 36	(. 50)	(. 14)	(. 29)	—
October 31, 2014	11.72	. 29	. 52	. 81	(. 26)	—
October 31, 2013	10.21	. 20	1.50	1.70	(. 19)	—

Class R4(1)
April 30, 2018*	13.21	. 38	(. 13)	. 25	(. 31)	(. 42)
October 31, 2017	11.92	. 19	1.66	1.85	(. 25)	(. 31)
October 31, 2016	11.72	. 23	. 17	. 40	(. 20)	—
October 31, 2015	12.18	. 33	(. 50)	(. 17)	(. 26)	—
October 31, 2014	11.64	. 26	. 50	. 76	(. 22)	—
October 31, 2013	10.14	. 19	1.48	1.67	(. 17)	—

Class R5(2)
April 30, 2018*	13.20	. 36	(. 12)	. 24	(. 30)	(. 42)
October 31, 2017	11.93	. 15	1.66	1.81	(. 23)	(. 31)
October 31, 2016	11.73	. 19	. 19	. 38	(. 18)	—
October 31, 2015	12.19	. 31	(. 50)	(. 19)	(. 25)	—
October 31, 2014	11.65	. 24	. 49	. 73	(. 19)	—
October 31, 2013	10.16	. 17	1.47	1.64	(. 15)	—

Class S
April 30, 2018*	13.33	. 40	(. 13)	. 27	(. 32)	(. 42)
October 31, 2017	12.02	. 21	1.67	1.88	(. 26)	(. 31)
October 31, 2016	11.81	. 25	. 19	. 44	(. 23)	—
October 31, 2015	12.27	. 34	(. 49)	(. 15)	(. 28)	—
October 31, 2014	11.72	. 26	. 53	. 79	(. 24)	—
October 31, 2013	10.21	. 19	1.50	1.69	(. 18)	—

See accompanying notes which are an integral part of the financial statements.

78 Growth Strategy Fund

					%	%	%
		$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
$	$	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
Return of	Total	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Capital	Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

—	(. 73)	12.68	1.92	549,329	. 73	. 57	2.89	13
—	(. 55)	13.16	15.98	583,987	. 73	. 57	1.39	23
—	(. 20)	11.88	3.50	583,888	. 72	. 57	1.85	14
(. 03)	(. 28)	11.68	(1.50)	664,817	. 72	. 56	2.51	39
—	(. 21)	12.14	6.52	759,361	. 72	. 56	1.91	22
—	(. 16)	11.60	16.55	768,352	. 71	. 57	1.53	11

—	(. 70)	12.21	1.54	458,215	1.48	1.32	2.43	13
—	(. 51)	12.72	15.13	497,276	1.48	1.32	. 64	23
—	(. 12)	11.54	2.69	554,255	1.47	1.32	1.04	14
(. 02)	(. 23)	11.36	(2.31)	652,442	1.47	1.31	1.68	39
—	(. 16)	11.85	5.77	761,495	1.47	1.31	1.12	22
—	(. 11)	11.36	15.62	763,893	1.46	1.32	. 76	11

—	(. 73)	12.74	1.91	10,858	. 73	. 57	3.00	13
—	(. 55)	13.22	15.99	12,501	. 73	. 57	1.87	23
—	(. 20)	11.93	3.48	21,217	. 72	. 57	1.96	14
(. 03)	(. 28)	11.73	(1.51)	25,868	. 72	. 56	2.89	39
—	(. 21)	12.19	6.57	50,878	. 72	. 56	2.04	22
—	(. 16)	11.64	16.47	69,531	. 71	. 57	1.67	11

—	(. 74)	12.86	2.05	21,524	. 48	. 27	3.11	13
—	(. 57)	13.33	16.22	22,252	. 48	. 27	2.59	23
—	(. 23)	12.02	3.86	76,969	. 47	. 27	2.24	14
(. 03)	(. 32)	11.81	(1.15)	99,618	. 47	. 23	2.96	39
—	(. 26)	12.27	6.95	149,940	. 47	. 17	2.43	22
—	(. 19)	11.72	16.93	166,211	. 46	. 17	1.87	11

—	(. 73)	12.73	1.93	68,607	. 73	. 52	2.93	13
—	(. 56)	13.21	16.03	72,524	. 73	. 52	1.52	23
—	(. 20)	11.92	3.53	84,535	. 72	. 52	1.97	14
(. 03)	(. 29)	11.72	(1.42)	110,916	. 72	. 48	2.72	39
—	(. 22)	12.18	6.63	148,650	. 72	. 42	2.19	22
—	(. 17)	11.64	16.73	199,046	. 71	. 42	1.74	11

—	(. 72)	12.72	1.78	45,333	. 98	. 77	2.82	13
—	(. 54)	13.20	15.70	47,724	. 98	. 77	1.24	23
—	(. 18)	11.93	3.23	54,899	. 97	. 77	1.69	14
(. 02)	(. 27)	11.73	(1.71)	63,731	. 97	. 73	2.60	39
—	(. 19)	12.19	6.37	94,141	. 97	. 67	2.01	22
—	(. 15)	11.65	16.37	135,920	. 96	. 67	1.57	11

—	(. 74)	12.86	2.04	212,519	. 48	. 32	3.08	13
—	(. 57)	13.33	16.20	224,847	. 48	. 32	1.64	23
—	(. 23)	12.02	3.81	218,172	. 47	. 32	2.20	14
(. 03)	(. 31)	11.81	(1.23)	271,012	. 47	. 31	2.81	39
—	(. 24)	12.27	6.81	317,268	. 47	. 31	2.16	22
—	(. 18)	11.72	16.80	304,251	. 46	. 32	1.71	11

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 79

Russell Investment Company
Growth Strategy Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:

Advisory fees	$41,201
Administration fees	48,012
Distribution fees	407,217
Shareholder servicing fees	120,717
Transfer agent fees	220,328
Trustee fees	8,201
$845,676

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized		Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)		of Period	Distributions	Distributions
Commodity Strategies Fund	$44,570	$670	$7,027	$(5,125	) $	6,861		$39,949	$670	$—
Global Infrastructure Fund	40,770	3,739	16,348	1,668		(5,431)		24,398	1,802	1,742
Global Real Estate Securities Fund	38,818	3,351	4,521	72		(1,806)		35,914	970	1,971
Multifactor U. S. Equity Fund	131,798	8,601	21,256	2,479		(4,314)		117,308	1,816	6,355
U. S. Defensive Equity Fund	70,738	6,585	10,812	1,938		(5,285)		63,164	1,553	4,801
U. S. Dynamic Equity Fund	51,987	14,119	8,499	521		(11,877)		46,251	7,878	5,917
U. S. Small Cap Equity Fund	168,900	19,210	24,854	1,047		(13,823)		150,480	7,698	10,889
Global Opportunistic Credit Fund	84,334	2,283	69,242	(154)		(1,570)		15,651	2,283	—
Strategic Bond Fund	72,936	827	5,427	(49)		(2,092)		66,195	797	—
Unconstrained Total Return Fund	122,295	44,468	16,222	(50)		378		150,869	1,778	—
Emerging Markets Fund	110,846	9,340	17,239	2,100		1,226		106,273	1,398	—
Global Equity Fund	233,257	56,482	35,106	(590)		(19,761)		234,282	9,640	17,744
Multifactor International Equity Fund	256,278	8,758	37,588	1,436		673		229,557	6,601	—
U. S. Cash Management Fund	3,177	8,419	11,297	—		—		299	111	—
	$1,430,704	$186,852	$285,438	$5,293		$(56,821	) $	1,280,590	$44,995	$49,419

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$1,153,657,369
Unrealized Appreciation	$190,546,361
Unrealized Depreciation	(41,161,808)
Net Unrealized Appreciation (Depreciation)	$149,384,553

See accompanying notes which are an integral part of the financial statements.

80 Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Shareholder Expense Example — April 30, 2018 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2017	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2018	$1,022.60	$1,021.97
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$2.86	$2.86

Fund is from November 1, 2017 to April 30, 2018.	* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period) . May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2017	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2018	$1,019.20	$1,018.25
	Expenses Paid During Period*	$6.61	$6.61
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.32%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period) . May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2017	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2018	$1,022.40	$1,021.97
of other funds.	Expenses Paid During Period*	$2.86	$2.86

* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Equity Growth Strategy Fund 81

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Equity Growth Strategy Fund

Shareholder Expense Example, continued — April 30, 2018 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,023.30	$1,023.60
Expenses Paid During Period*	$1.20	$1.20

* Expenses are equal to the Fund's annualized expense ratio of 0.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,023.30	$1,022.36
Expenses Paid During Period*	$2.46	$2.46

* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,021.40	$1,021.12
Expenses Paid During Period*	$3.71	$3.71

* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2018	$1,023.20	$1,023.21
Expenses Paid During Period*	$1.61	$1.61

* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) . May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

82 Equity Growth Strategy Fund

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Equity Growth Strategy Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 93.6%
Alternative - 6.3%
Commodity Strategies Fund Class Y		2,979,423		17,519
Global Infrastructure Fund Class Y		1,135,620		12,571
Global Real Estate Securities Fund Class Y		240,753		7,916
				38,006

Domestic Equities - 31.3%
Multifactor U. S. Equity Fund Class Y		2,550,585		33,387
U. S. Defensive Equity Fund Class Y		816,168		41,649
U. S. Dynamic Equity Fund Class Y		3,368,975		30,826
U. S. Small Cap Equity Fund Class Y		2,643,891		84,234
				190,096

Fixed Income - 8.2%
Global Opportunistic Credit Fund Class Y		483,295		4,722
Unconstrained Total Return Fund Class Y		4,502,255		45,022
				49,744

International Equities - 47.8%
Emerging Markets Fund Class Y		2,946,274		63,139
Global Equity Fund Class Y	11,336,581			122,436
Multifactor International Equity Fund Class Y		9,981,678		104,408
				289,983

Total Investments in Affiliated Funds
(cost $527,953)				567,829

Options Purchased - 0.7%
(Number of Contracts)
S&P 500 Index
Goldman Sachs May 2018 2,875.00 Call (378)	USD	108,675	(ÿ)	9
Merrill Lynch Sep 2018 2,725.00 Call (684)	USD	186,390	(ÿ)	4,121
Total Options Purchased
(cost $8,163)				4,130

Short-Term Investments - 0.0%
U. S. Cash Management Fund (@)		179,129	(8)	179
Total Short-Term Investments
(cost $179)				179

Total Investments 94.3%
(identified cost $536,295)				572,138

Other Assets and Liabilities, Net - 5.7%				34,607
Net Assets - 100.0%				606,745

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 83

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Schedule of Investments, continued — April 30, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	53	EUR	5,861	05/18	152
Australia 10 Year Bond Futures	241	AUD	30,822	06/18	95
CAC40 Euro Index Futures	324	EUR	17,733	05/18	857
DAX Index Futures	47	EUR	14,818	06/18	226
Dow U. S. Real Estate Index Futures	541	USD	16,198	06/18	178
EURO STOXX 50 Index Futures	308	EUR	10,700	06/18	472
FTSE/MIB Index Futures	37	EUR	4,366	06/18	284
IBEX 35 Index Futures	51	EUR	5,086	05/18	153
MSCI EAFE Mini Index Futures	74	USD	7,498	06/18	19
MSCI Emerging Markets Mini Index Futures	199	USD	11,464	06/18	(463)
OMXS 30 Index Futures	237	SEK	37,091	05/18	123
TOPIX Index Futures	128	JPY	2,277,759	06/18	689
United States 10 Year Treasury Note Futures	250	USD	29,906	06/18	(74)
Short Positions
Euro-Bund Futures	110	EUR	17,461	06/18	(302)
FTSE 100 Index Futures	117	GBP	8,728	06/18	(523)
Hang Seng Index Futures	7	HKD	10,733	05/18	(10)
Japan Government 10 Year Bond Futures	12	JPY	1,807,679	06/18	6
Long Gilt Futures	43	GBP	5,257	06/18	(84)
MSCI Singapore Index Futures	13	SGD	535	05/18	(7)
NASDAQ 100 E-Mini Index Futures	107	USD	14,152	06/18	1,095
Russell 1000 E-Mini Index Futures	65	USD	4,772	06/18	48
Russell 2000 E-Mini Index Futures	295	USD	22,771	06/18	694
S&P 400 E-Mini Index Futures	34	USD	6,365	06/18	86
S&P 500 E-Mini Index Futures	665	USD	88,013	06/18	453
S&P Financial Select Sector Index Futures	95	USD	8,019	06/18	458
S&P/TSX 60 Index Futures	4	CAD	736	06/18	(2)
SPI 200 Index Futures	81	AUD	12,081	06/18	31
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					4,654

Options Written
Amounts in thousands (except contract amounts)
			Number of		Strike	Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts		Price	Amount		Date	$
iShares MSCI EAFE ETF Index	Goldman Sachs	Put	1		40.75	USD	1,252	09/28/18	(773)
S&P 500 Index	Goldman Sachs	Put	228		2,250.00	USD	51,300	09/28/18	(510)
Total Liability for Options Written (premiums received $1,802)									(1,283)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
			Amount		Amount				(Depreciation)
Counterparty			Sold		Bought		Settlement Date		$
Bank of America			USD	4,999	AUD	6,434	05/23/18		(155)
Bank of America			AUD	9,164	USD	7,120	05/23/18		221
Bank of Montreal			USD	91	CAD	117	06/20/18		—
Bank of Montreal			USD	1,522	EUR	1,228	05/23/18		(36)

See accompanying notes which are an integral part of the financial statements.

84 Equity Growth Strategy Fund

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Equity Growth Strategy Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	3,576	EUR	2,886	05/23/18	(85)
Bank of Montreal	USD	37	MXN	705	06/20/18	—
Bank of Montreal	USD	81	ZAR	980	06/20/18	(3)
Bank of Montreal	AUD	5,982	USD	4,664	06/20/18	160
Bank of Montreal	CHF	1,456	USD	1,514	05/23/18	42
Bank of Montreal	CHF	2,403	USD	2,498	05/23/18	69
Bank of Montreal	CHF	1,360	USD	1,447	06/20/18	69
Bank of Montreal	EUR	3,972	USD	4,942	06/20/18	128
Bank of Montreal	GBP	1,785	USD	2,486	06/20/18	22
Bank of Montreal	HKD	3,298	USD	422	06/20/18	1
Bank of Montreal	JPY	47,892	USD	454	06/20/18	15
Bank of Montreal	SEK	1,162	USD	142	06/20/18	9
Bank of Montreal	SGD	173	USD	132	06/20/18	1
Brown Brothers Harriman	USD	7,158	GBP	4,996	05/23/18	(274)
Brown Brothers Harriman	ILS	6,247	USD	1,773	05/23/18	35
Brown Brothers Harriman	ILS	10,633	USD	3,024	05/23/18	66
Citibank	USD	91	CAD	117	06/20/18	—
Citibank	USD	7,127	JPY	762,781	05/23/18	(141)
Citibank	USD	37	MXN	705	06/20/18	—
Citibank	USD	81	ZAR	980	06/20/18	(3)
Citibank	AUD	5,982	USD	4,662	06/20/18	159
Citibank	CHF	1,360	USD	1,447	06/20/18	69
Citibank	EUR	3,972	USD	4,941	06/20/18	127
Citibank	GBP	1,785	USD	2,484	06/20/18	21
Citibank	HKD	3,298	USD	422	06/20/18	1
Citibank	ILS	12,493	USD	3,558	05/23/18	82
Citibank	JPY	47,892	USD	454	06/20/18	15
Citibank	NOK	23,601	USD	3,040	05/23/18	96
Citibank	SEK	1,162	USD	142	06/20/18	8
Citibank	SGD	173	USD	132	06/20/18	1
Royal Bank of Canada	USD	91	CAD	117	06/20/18	—
Royal Bank of Canada	USD	37	MXN	705	06/20/18	—
Royal Bank of Canada	USD	4,962	NZD	6,766	05/23/18	(202)
Royal Bank of Canada	USD	81	ZAR	980	06/20/18	(3)
Royal Bank of Canada	AUD	5,982	USD	4,672	06/20/18	168
Royal Bank of Canada	CHF	1,360	USD	1,448	06/20/18	70
Royal Bank of Canada	DKK	30,180	USD	5,020	05/23/18	121
Royal Bank of Canada	EUR	3,972	USD	4,949	06/20/18	135
Royal Bank of Canada	GBP	1,785	USD	2,486	06/20/18	23
Royal Bank of Canada	HKD	3,298	USD	422	06/20/18	1
Royal Bank of Canada	JPY	47,892	USD	454	06/20/18	14
Royal Bank of Canada	SEK	42,136	USD	5,021	05/23/18	202
Royal Bank of Canada	SEK	1,162	USD	142	06/20/18	9
Royal Bank of Canada	SGD	173	USD	132	06/20/18	1
State Street	USD	3,039	CAD	3,815	05/23/18	(67)
State Street	USD	3,036	JPY	324,588	05/23/18	(63)
State Street	BRL	13,060	USD	3,964	06/20/18	253
State Street	CNY	69,150	USD	10,839	06/20/18	(68)
State Street	ILS	6,247	USD	1,784	05/23/18	46
State Street	INR	80,120	USD	1,219	06/20/18	21
State Street	KRW	14,897,240	USD	13,949	06/20/18	24
State Street	RUB	192,690	USD	3,342	06/20/18	300

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 85

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Equity Growth Strategy Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	TWD	295,740	USD	10,203	06/20/18	180
UBS	USD	91	CAD	117	06/20/18	—
UBS	USD	37	MXN	705	06/20/18	—
UBS	USD	81	ZAR	980	06/20/18	(3)
UBS	AUD	5,982	USD	4,669	06/20/18	165
UBS	CHF	1,360	USD	1,449	06/20/18	71
UBS	EUR	3,972	USD	4,956	06/20/18	142
UBS	GBP	1,785	USD	2,488	06/20/18	24
UBS	HKD	3,298	USD	422	06/20/18	1
UBS	JPY	47,892	USD	454	06/20/18	15
UBS	SEK	1,162	USD	142	06/20/18	9
UBS	SGD	173	USD	132	06/20/18	1
Westpac	USD	1,522	EUR	1,228	05/23/18	(36)
Westpac	USD	3,576	EUR	2,886	05/23/18	(85)
Westpac	CHF	1,456	USD	1,514	05/23/18	42
Westpac	CHF	2,403	USD	2,498	05/23/18	69
Westpac	SEK	60,012	USD	7,120	05/23/18	256
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						2,556

Total Return Swap Contracts
Amounts in thousands
							Premiums	Unrealized
							Paid/	Appreciation
		Notional				Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms		Date	$	$	$
Short
S&P 500 Total Return Index	Barclays	USD 48,384	3 Month LIBOR + 0.270%(2)			06/15/18	—	1,890	1,890
Total Open Total Return Swap Contracts (å)							—	1,890	1,890

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Sell	USD	1,000	1.000%(2)	06/20/23	(21)	2	(19)
CDX NA High Yield Index	Bank of America	Purchase	USD	16,000	(5.000%)(2)	06/20/23	(973)	(226)	(1,199)
Total Open Credit Indices Contracts (å)							(994)	(224)	(1,218)

See accompanying notes which are an integral part of the financial statements.

86 Equity Growth Strategy Fund

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Equity Growth Strategy Fund

Schedule of Investments, continued — April 30, 2018 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$567,289	$—	$—	$—	$567,289	93.6
Options Purchased	4,130	—	—	—	4,130	0.7
Short-Term Investments	—	—	—	179	179	—*
Total Investments	571,959	—	—	179	572,138	94.3
Other Assets and Liabilities, Net						5.7
						100.0
Other Financial Instruments
Assets
Futures Contracts	6,119	—	—	—	6,119	1.0
Foreign Currency Exchange Contracts	—	3,780	—	—	3,780	0.6
Total Return Swap Contracts	—	1,890	—	—	1,890	0.3
'
Liabilities
Futures Contracts	(1,465)	—	—	—	(1,465)	(0.2)
Options Written	(510)	(773)	—	—	(1,283)	(0.2)
Foreign Currency Exchange Contracts	—	(1,224)	—	—	(1,224)	(0.2)
Credit Default Swap Contracts	—	(1,218)	—	—	(1,218)	(0.2)
Total Other Financial Instruments**	$4,144	$2,455	$—	$—	$6,599

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2018, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 87

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Equity Growth Strategy Fund

Fair Value of Derivative Instruments — April 30, 2018 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$4,130	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	3,780	—
Receivable from Broker for Futures**	6,018	—	—	101
Total return swap contracts, at fair value	1,890	—	—	—
Total	$12,038	$—	$3,780	$101

Location: Statement of Assets and Liabilities - Liabilities
Due to Broker for Futures**	$1,005	$—	$—	$460
Unrealized depreciation on foreign currency exchange contracts	—	—	1,224	—
Options written, at fair value	1,283	—	—	—
Credit default swap contracts, at fair value	—	1,218	—	—
Total	$2,288	$1,218	$1,224	$460
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$5,362	$—	$—	$—
Futures contracts	(7,086)	—	—	(516)
Total return swap contracts	(4,769)	—	—	—
Credit default swap contracts	—	(257)	—	—
Foreign currency exchange contracts	—	—	(3,432)	—
Total	$(6,493)	$(257)	$(3,432)	$(516)

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$(4,885)	$—	$—	$—
Futures contracts	6,185	—	—	(471)
Options written	519	—	—	—
Total return swap contracts	3,372	—	—	—
Credit default swap contracts	—	(2)	—	—
Foreign currency exchange contracts	—	—	458	—
Total	$5,191	$(2)	$458	$(471)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only receivable from broker or due to broker for futures is reported within the Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

88 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
				Amounts	of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value		$4,130	$—	$4,130
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts		3,780	—	3,780
Futures Contracts	Receivable from Broker for Futures		9,847	—	9,847
Total Return Swap Contracts	Total return swap contracts, at fair value		1,890	—	1,890
Total Financial and Derivative Assets			19,647	—	19,647
Financial and Derivative Assets not subject to a netting agreement			(13,976)	—	(13,976)
Total Financial and Derivative Assets subject to a netting agreement			$5,671	$—	$5,671

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Bank of America		$220	$155	$65	$—
Bank of Montreal		517	114	—	403
Barclays		1,890	—	—	1,890
Brown Brothers Harriman		101	101	—	—
Citigroup		579	144	—	435
Royal Bank of Canada		744	205	—	539
State Street		823	114	480	229
UBS		429	3	425	1
Westpac		368	122	—	246
Total		$5,671	$958	$970	$3,743

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 89

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Equity Growth Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2018 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
				Gross	Net Amounts
				Amounts	of Liabilities
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities		Liabilities	Liabilities	Liabilities
Futures Contracts	Due to Broker for Futures		$1,890	$—	$ 1,890
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts		1,224	—	1,224
Options Written Contracts	Options written, at fair value		1,283	—	1,283
Credit Default Swap Contracts	Credit default swap contracts, at fair value		1,218	—	1,218
Total Financial and Derivative Liabilities			5,615	—	5,615
Financial and Derivative Liabilities not subject to a netting agreement			(3,616)	—	(3,616)
Total Financial and Derivative Liabilities subject to a netting agreement			$1,999	$—	$ 1,999

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Liabilities
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Pledged^	Net Amount
Bank of America		$155	$155	$—	$ —
Bank of Montreal		125	114	—	11
Brown Brothers Harriman		273	101	—	172
Citigroup		144	144	—	—
Goldman Sachs		774	—	—	774
Royal Bank of Canada		205	205	—	—
State Street		198	114	—	84
UBS		3	3	—	—
Westpac		122	122	—	—
Total		$1,999	$958	$—	$ 1,041

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

90 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Statement of Assets and Liabilities — April 30, 2018 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$536,295
Investments, at fair value(>)	572,138
Cash	7,202
Unrealized appreciation on foreign currency exchange contracts	3,780
Receivables:
Dividends from affiliated funds	1
Investments sold	612
Fund shares sold	412
From broker(a)(b)(c)(d)	33,344
Prepaid expenses	4
Total return swap contracts, at fair value(8)	1,890
Total assets	619,383

Liabilities
Payables:
Due to broker (e)(f)(g)(h)(i)	8,101
Fund shares redeemed	361
Accrued fees to affiliates	355
Other accrued expenses	96
Unrealized depreciation on foreign currency exchange contracts	1,224
Options written, at fair value(x)	1,283
Credit default swap contracts, at fair value(+)	1,218
Total liabilities	12,638

Net Assets	$606,745

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 91

Russell Investment Company
Equity Growth Strategy Fund

Statement of Assets and Liabilities, continued — April 30, 2018 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$6,643
Accumulated net realized gain (loss)	(26,273)
Unrealized appreciation (depreciation) on:
Investments	(4,033)
Investments in affiliated funds	39,876
Futures contracts	4,654
Options written	519
Foreign currency exchange contracts	2,556
Total return swap contracts	1,890
Credit default swap contracts	(224)
Foreign currency-related transactions	32
Shares of beneficial interest	469
Additional paid-in capital	580,636
Net Assets	$606,745

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$13.48
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$14.30
Class A — Net assets	$194,675,308
Class A — Shares outstanding ($. 01 par value)	14,436,494
Net asset value per share: Class C(#)	$12.03
Class C — Net assets	$211,499,215
Class C — Shares outstanding ($. 01 par value)	17,575,069
Net asset value per share: Class E(#)	$13.18
Class E — Net assets	$2,740,115
Class E — Shares outstanding ($. 01 par value)	207,972
Net asset value per share: Class R1(#)	$13.59
Class R1 — Net assets	$10,173,222
Class R1 — Shares outstanding ($. 01 par value)	748,468
Net asset value per share: Class R4(#)	$13.23
Class R4 — Net assets	$23,494,263
Class R4 — Shares outstanding ($. 01 par value)	1,776,459
Net asset value per share: Class R5(#)	$13.04
Class R5 — Net assets	$13,256,485
Class R5 — Shares outstanding ($. 01 par value)	1,016,406
Net asset value per share: Class S(#)	$13.56
Class S — Net assets	$150,906,633
Class S — Shares outstanding ($. 01 par value)	11,130,171
Amounts in thousands
(x) Premiums received on options written	$1,802
(+) Credit default swap contracts - premiums paid (received)	$(994)
(>) Investments in affiliated funds	$568,008
(8) Total return swap contracts - premiums paid (received)	$—

(a) Receivable from Broker for Futures	$10,765
(b) Receivable from Broker for Swaps	$5,850
(c) Receivable from Broker for Options	$6,882
(d) Receivable Variation Margin for Futures	$9,847
(e) Due to Broker for Futures	$1,180
(f) Due to Broker for Swaps	$3,679
(g) Due to Broker for Forwards	$480
(h) Due to Broker for Options	$872
(i) Payables Variation Margin for Futures	$1,890
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

92 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$23,031

Expenses
Advisory fees	624
Administrative fees	133
Custodian fees	40
Distribution fees - Class A	246
Distribution fees - Class C	827
Distribution fees - Class R5	17
Distribution fees – Class T	—**
Transfer agent fees - Class A	196
Transfer agent fees - Class C	221
Transfer agent fees - Class E	3
Transfer agent fees - Class R1	11
Transfer agent fees - Class R4	25
Transfer agent fees - Class R5	14
Transfer agent fees - Class S	154
Transfer agent fees – Class T	—**
Professional fees	23
Registration fees	59
Shareholder servicing fees - Class C	276
Shareholder servicing fees - Class E	4
Shareholder servicing fees - Class R4	32
Shareholder servicing fees - Class R5	17
Trustees’ fees	10
Printing fees	46
Miscellaneous	8
Expenses before reductions	2,986
Expense reductions	(589)
Net expenses	2,397
Net investment income (loss)	20,634

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	5,362
Investments in affiliated funds	5,449
Futures contracts	(7,602)
Foreign currency exchange contracts	(3,432)
Total return swap contracts	(4,769)
Credit default swap contracts	(257)
Foreign currency-related transactions	36
Capital gain distributions from affiliated funds	25,938
Net realized gain (loss)	20,725
Net change in unrealized appreciation (depreciation) on:
Investments	(4,885)
Investments in affiliated funds	(33,228)
Futures contracts	5,714
Options written	519
Foreign currency exchange contracts	458
Total return swap contracts	3,372
Credit default swap contracts	(2)

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 93

Russell Investment Company
Equity Growth Strategy Fund

Statement of Operations — For the Period Ended April 30, 2018 (Unaudited)

Amounts in thousands
Foreign currency-related transactions	32
Net change in unrealized appreciation (depreciation)	(28,020)
Net realized and unrealized gain (loss)	(7,295)
Net Increase (Decrease) in Net Assets from Operations	$13,339

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

94 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2018	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,634	$5,613
Net realized gain (loss)	20,725	43,969
Net change in unrealized appreciation (depreciation)	(28,020)	62,342
Net increase (decrease) in net assets from operations	13,339	111,924

Distributions
From net investment income
Class A	(3,818)	(2,300)
Class C	(4,457)	(2,645)
Class E	(58)	(64)
Class R1	(213)	(329)
Class R4	(515)	(369)
Class R5	(262)	(273)
Class S	(3,111)	(1,754)
In excess
Class A	—	(748)
Class C	—	(860)
Class E	—	(21)
Class R1	—	(107)
Class R4	—	(120)
Class R5	—	(89)
Class S	—	(571)
Net decrease in net assets from distributions	(12,434)	(10,250)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(35,741)	(128,849)
Total Net Increase (Decrease) in Net Assets	(34,836)	(27,175)

Net Assets
Beginning of period	641,581	668,756
End of period	$606,745	$641,581
Undistributed (overdistributed) net investment income included in net assets	$6,643	$(1,557)

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 95

Russell Investment Company
Equity Growth Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2018 and October 31, 2017 were as follows:

	2018 (Unaudited)		2017
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	537	$7,229	1,241	$15,483
Proceeds from reinvestment of distributions	284	3,801	252	3,033
Payments for shares redeemed	(1,310)	(17,659)	(2,476)	(30,698)
Net increase (decrease)	(489)	(6,629)	(983)	(12,182)
Class C
Proceeds from shares sold	579	6,990	1,264	14,095
Proceeds from reinvestment of distributions	370	4,432	321	3,469
Payments for shares redeemed	(2,299)	(27,720)	(6,054)	(67,783)
Net increase (decrease)	(1,350)	(16,298)	(4,469)	(50,219)
Class E
Proceeds from shares sold	11	147	29	347
Proceeds from reinvestment of distributions	4	57	7	84
Payments for shares redeemed	(48)	(638)	(318)	(3,786)
Net increase (decrease)	(33)	(434)	(282)	(3,355)
Class R1
Proceeds from shares sold	41	551	278	3,466
Proceeds from reinvestment of distributions	15	207	36	433
Payments for shares redeemed	(182)	(2,493)	(1,599)	(19,834)
Net increase (decrease)	(126)	(1,735)	(1,285)	(15,935)
Class R4
Proceeds from shares sold	104	1,370	240	2,929
Proceeds from reinvestment of distributions	39	515	41	489
Payments for shares redeemed	(351)	(4,638)	(1,051)	(12,707)
Net increase (decrease)	(208)	(2,753)	(770)	(9,289)
Class R5
Proceeds from shares sold	85	1,101	168	2,017
Proceeds from reinvestment of distributions	20	262	31	361
Payments for shares redeemed	(133)	(1,732)	(1,157)	(14,391)
Net increase (decrease)	(28)	(369)	(958)	(12,013)
Class S
Proceeds from shares sold	942	12,797	3,108	39,103
Proceeds from reinvestment of distributions	227	3,055	189	2,281
Payments for shares redeemed	(1,714)	(23,269)	(5,522)	(67,340)
Net increase (decrease)	(545)	(7,417)	(2,225)	(25,956)
Class T (1)(2)
Proceeds from shares sold	—	—	8	100
Payments for shares redeemed	(8)	(106)	—	—
Net increase (decrease)	(8)	(106)	8	100
Total increase (decrease)	(2,787)	$(35,741)	(10,964)	$(128,849)

(1) For the period June 7, 2017 (inception date) to October 31, 2017.
(2) For the period November 1, 2017 to December 14, 2017 (final redemption) .

See accompanying notes which are an integral part of the financial statements.

96 Equity Growth Strategy Fund

(This page intentionally left blank)

Russell Investment Company
Equity Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	$
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	Distributions
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	in Excess
Class A
April 30, 2018*	13.45	. 47	(. 18)	. 29	(. 26)	—
October 31, 2017	11.48	. 14	2.03	2.17	(. 15)	(. 05)
October 31, 2016	11.26	. 20	. 19	. 39	(. 17)	—
October 31, 2015	11.75	. 32	(. 53)	(. 21)	(. 26)	(. 02)
October 31, 2014	11.24	. 26	. 49	. 75	(. 24)	—
October 31, 2013	9.50	. 12	1.75	1.87	(. 13)	—

Class C
April 30, 2018*	12.05	. 33	(. 11)	. 22	(. 24)	—
October 31, 2017	10.34	. 02	1.85	1.87	(. 12)	(. 04)
October 31, 2016	10.17	. 07	. 20	. 27	(. 10)	—
October 31, 2015	10.64	. 17	(. 43)	(. 26)	(. 20)	(. 01)
October 31, 2014	10.23	. 14	. 46	. 60	(. 19)	—
October 31, 2013	8.69	. 04	1.59	1.63	(. 09)	—

Class E
April 30, 2018*	13.15	. 45	(. 16)	. 29	(. 26)	—
October 31, 2017	11.22	. 20	1.93	2.13	(. 15)	(. 05)
October 31, 2016	11.01	. 21	. 17	. 38	(. 17)	—
October 31, 2015	11.49	. 34	(. 54)	(. 20)	(. 26)	(. 02)
October 31, 2014	10.99	. 26	. 48	. 74	(. 24)	—
October 31, 2013	9.30	. 13	1.69	1.82	(. 13)	—

Class R1
April 30, 2018*	13.55	. 55	(. 24)	. 31	(. 27)	—
October 31, 2017	11.54	. 25	1.98	2.23	(. 17)	(. 05)
October 31, 2016	11.32	. 25	. 18	. 43	(. 21)	—
October 31, 2015	11.81	. 44	(. 60)	(. 16)	(. 31)	(. 02)
October 31, 2014	11.29	. 34	. 46	. 80	(. 28)	—
October 31, 2013	9.53	. 15	1.77	1.92	(. 16)	—

Class R4(1)
April 30, 2018*	13.19	. 47	(. 17)	. 30	(. 26)	—
October 31, 2017	11.26	. 15	1.98	2.13	(. 15)	(. 05)
October 31, 2016	11.05	. 20	. 19	. 39	(. 18)	—
October 31, 2015	11.53	. 34	(. 52)	(. 18)	(. 28)	(. 02)
October 31, 2014	11.03	. 30	. 45	. 75	(. 25)	—
October 31, 2013	9.32	. 14	1.71	1.85	(. 14)	—

Class R5(2)
April 30, 2018*	13.02	. 42	(. 14)	. 28	(. 26)	—
October 31, 2017	11.13	. 12	1.96	2.08	(. 14)	(. 05)
October 31, 2016	10.92	. 17	. 19	. 36	(. 15)	—
October 31, 2015	11.40	. 32	(. 53)	(. 21)	(. 25)	(. 02)
October 31, 2014	10.91	. 26	. 45	. 71	(. 22)	—
October 31, 2013	9.23	. 11	1.69	1.80	(. 12)	—

Class S
April 30, 2018*	13.52	. 50	(. 19)	. 31	(. 27)	—
October 31, 2017	11.52	. 17	2.04	2.21	(. 16)	(. 05)
October 31, 2016	11.30	. 23	. 19	. 42	(. 20)	—
October 31, 2015	11.79	. 33	(. 51)	(. 18)	(. 29)	(. 02)
October 31, 2014	11.27	. 30	. 48	. 78	(. 26)	—
October 31, 2013	9.52	. 15	1.75	1.90	(. 15)	—

See accompanying notes which are an integral part of the financial statements.

98 Equity Growth Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(. 26)	13.48	2.26	194,675	. 75	. 57	3.51	14
(. 20)	13.45	19.08	200,753	. 75	. 57	1.13	26
(. 17)	11.48	3.56	182,586	. 74	. 57	1.82	16
(. 28)	11.26	(1.80)	206,436	. 73	. 56	2.72	47
(. 24)	11.75	6.70	233,233	. 72	. 56	2.28	23
(. 13)	11.24	19.86	241,814	. 71	. 57	1.17	14

(. 24)	12.03	1.92	211,499	1.50	1.32	2.73	14
(. 16)	12.05	18.24	228,121	1.50	1.32	. 22	26
(. 10)	10.34	2.72	242,007	1.49	1.32	. 73	16
(. 21)	10.17	(2.51)	280,881	1.48	1.31	1.60	47
(. 19)	10.64	5.87	327,125	1.47	1.31	1.37	23
(. 09)	10.23	18.95	331,940	1.46	1.32	. 42	14

(. 26)	13.18	2.24	2,740	. 75	. 57	3.40	14
(. 20)	13.15	19.16	3,170	. 75	. 57	1.67	26
(. 17)	11.22	3.52	5,873	. 74	. 57	1.91	16
(. 28)	11.01	(1.78)	10,665	. 73	. 56	3.01	47
(. 24)	11.49	6.76	23,055	. 72	. 56	2.35	23
(. 13)	10.99	19.74	29,977	. 72	. 57	1.29	14

(. 27)	13.59	2.33	10,173	. 50	. 24	4.05	14
(. 22)	13.55	19.52	11,849	. 50	. 24	1.99	26
(. 21)	11.54	3.88	24,918	. 49	. 24	2.26	16
(. 33)	11.32	(1.45)	34,770	. 48	. 21	3.81	47
(. 28)	11.81	7.17	66,147	. 47	. 17	2.97	23
(. 16)	11.29	20.37	87,682	. 46	. 17	1.40	14

(. 26)	13.23	2.33	23,494	. 75	. 49	3.55	14
(. 20)	13.19	19.14	26,185	. 75	. 49	1.26	26
(. 18)	11.26	3.63	31,006	. 74	. 49	1.87	16
(. 30)	11.05	(1.66)	38,243	. 73	. 46	3.02	47
(. 25)	11.53	6.87	57,343	. 72	. 42	2.61	23
(. 14)	11.03	20.07	92,890	. 71	. 42	1.34	14

(. 26)	13.04	2.14	13,257	1.00	. 74	3.25	14
(. 19)	13.02	18.86	13,606	1.00	. 74	. 98	26
(. 15)	11.13	3.40	22,283	. 99	. 74	1.60	16
(. 27)	10.92	(1.94)	30,620	. 98	. 71	2.87	47
(. 22)	11.40	6.61	53,253	. 97	. 67	2.34	23
(. 12)	10.91	19.71	70,233	. 97	. 67	1.14	14

(. 27)	13.56	2.32	150,907	. 50	. 32	3.69	14
(. 21)	13.52	19.41	157,792	. 50	. 32	1.33	26
(. 20)	11.52	3.81	160,083	. 49	. 32	2.08	16
(. 31)	11.30	(1.54)	177,374	. 48	. 31	2.84	47
(. 26)	11.79	7.04	179,424	. 47	. 31	2.56	23
(. 15)	11.27	20.15	190,902	. 46	. 32	1.46	14

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 99

Russell Investment Company
Equity Growth Strategy Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2018 were as follows:

Advisory fees	$9,460
Administration fees	21,201
Distribution fees	173,224
Shareholder servicing fees	51,785
Transfer agent fees	96,644
Trustee fees	2,982
$355,296

Transactions (amounts in thousands) during the period ended April 30, 2018 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,					Change in
Beginning of			Realized Gain			Unrealized		Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)		of Period	Distributions	Distributions
Commodity Strategies Fund	$19,145	$478	$2,852	$(1,388	) $	2,136		$17,519	$291	$—
Global Infrastructure Fund	18,637	1,826	6,107	566		(2,351)		12,571	820	791
Global Real Estate Securities Fund	3,352	5,545	673	(18)		(290)		7,916	146	172
Multifactor U. S. Equity Fund	36,780	2,531	5,391	617		(1,150)		33,387	512	1,792
U. S. Defensive Equity Fund	45,625	4,400	6,164	1,074		(3,286)		41,649	1,013	3,135
U. S. Dynamic Equity Fund	33,959	9,440	5,058	406		(7,921)		30,826	5,202	3,906
U. S. Small Cap Equity Fund	92,606	11,043	12,294	822		(7,943)		84,234	4,256	6,019
Global Opportunistic Credit Fund	31,712	1,098	27,454	(211)		(423)		4,722	855	—
Unconstrained Total Return Fund	28,611	20,345	4,011	6		71		45,022	462	—
Emerging Markets Fund	65,583	5,257	9,710	2,407		(398)		63,139	836	—
Global Equity Fund	131,818	19,457	17,410	661		(12,090)		122,436	5,651	10,123
Multifactor International Equity Fund	114,373	4,139	15,028	507		417		104,408	2,977	—
U. S. Cash Management Fund	5,962	5,645	11,428	—		—		179	10	—
	$628,163	$91,204	$123,580	$5,449		$(33,228	) $	568,008	$23,031	$25,938

Federal Income Taxes (Unaudited)

At April 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$535,758,587
Unrealized Appreciation	$63,058,829
Unrealized Depreciation	(18,321,931)
Net Unrealized Appreciation (Depreciation)	$44,736,898

See accompanying notes which are an integral part of the financial statements.

100 Equity Growth Strategy Fund

Russell Investment Company
LifePoints® Funds

Notes to Schedules of Investments — April 30, 2018 (Unaudited)

Footnotes:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund. See Statement of Assets and Liabilities.
(ÿ) Notional Amount in thousands.
(8) Unrounded units.
(@) Affiliate.
(1) Monthly payment frequency.
(2) Quarterly payment frequency.
(3) Semi-annual payment frequency.
(4) Annual payment frequency.
(5) Payment at termination.

Abbreviations:
LIBOR – London Interbank Offered Rate

Foreign Currency Abbreviations:
AUD - Australian dollar	HKD - Hong Kong dollar	RUB - Russian ruble
BRL - Brazilian real	ILS - Israeli shekel	SEK - Swedish krona
CAD - Canadian dollar	INR - Indian rupee	SGD - Singapore dollar
CHF - Swiss franc	JPY - Japanese yen	TWD - Taiwanese dollar
CNY - Chinese renminbi yuan	KRW - South Korean won	USD - United States dollar
DKK - Danish krone	MXN - Mexican peso	ZAR - South African rand
EUR - Euro	NOK - Norwegian krone
GBP - British pound sterling	NZD - New Zealand dollar

Notes to Schedules of Investments 101

Russell Investment Company
LifePoints®

Notes to Financial Highlights — April 30, 2018 (Unaudited)

(*) For the period ended April 30, 2018 (Unaudited)
(1) As of October 1, 2014, Class R2 shares were reclassified as Class R4 shares and all shareholders were issued of Class R4. Class R2 shares are no longer offered. The financial highlights for period ended October 31, 2014 reflect a consolidation of the financial activity of Class R2 shares for the period November 1, 2013 through October 1, 2014 and the financial activity of Class R4 shares for the period October 2, 2014 through October 31,
2014. All prior periods reflect the financial activity of Class R2 shares.
(2) As of October 1, 2014, Class R3 shares were reclassified as Class R5 shares and all shareholders were issued of Class R5. Class R3 shares are no longer offered. The financial highlights for period ended October 31, 2014 reflect a consolidation of the financial activity of Class R3 shares for the period November 1, 2013 through October 1, 2014 and the financial activity of Class R4 shares for the period October 2, 2014 through October 31,
2014. All prior periods reflect the financial activity of Class R3 shares.
(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) The ratios for periods less than one year are not annualized.
(d) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(e) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and/or Russell Investments Fund Services, LLC
(“RIFUS”).
(f) The ratios for periods less than one year are annualized.
(g) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(h) Less than $.01 per share.

102 Notes to Financial Highlights

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements — April 30, 2018 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 32 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 5 of these
Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company
Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a
Third Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally, at present, in shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell Investment
Management, LLC ("RIM"), the Funds' investment adviser, may seek to actively manage the Funds' overall exposures by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired exposures for the Funds.
The Funds may hold cash in connection with these investments. The Funds usually, but not always, pursue a strategy of being fully invested by exposing their cash to the performance of segments of the global equity market by purchasing index futures contracts
(also known as "equitization"). The following table shows each Fund's target strategic asset allocation to equity, fixed income, alternative and multi-asset classes effective on March 1, 2018. As of April 30, 2018, the equity Underlying Funds in which the
Funds may invest include the U.S. Defensive Equity, U.S. Dynamic Equity, U.S. Small Cap Equity, Multifactor U.S. Equity, Global
Equity, Emerging Markets and Multifactor International Equity Funds. The fixed income Underlying Funds in which the Funds may invest include the Global Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond and Short
Duration Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the Multi-Strategy Income Fund.
The alternative Underlying Funds in which the Funds may invest include the Commodity Strategies, Global Infrastructure and
Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-
asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income, alternative or multi-asset category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying
Funds in a given year or such changes may be made one or more times in a year.

The following table shows the Funds’ approximate expected target strategic asset allocations to equity, fixed income, alternative and multi-asset asset classes effective March 1, 2018.

			Asset Allocation*
	Conservative	Moderate	Balanced	Growth	Equity Growth
Asset Allocation*	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Equity	8%	29.5%	51%	70%	85%
Fixed Income	63%	53%	38%	22%	7%
Multi-Asset	23%	10%	4%	0%	0%
Alternative#	6%	7.5%	7%	8%	8%

*	As described above, actual asset allocation may vary.
#	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.

2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting

Notes to Financial Statements 103

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017 and the financial statements have been modified accordingly, as applicable, and had no impact on the Funds'
net assets or results of operations.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current net asset value
("NAV") per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative

104 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year-end.

For the period ended April 30, 2018, there was no movement between the levels of the fair value hierarchy.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Notes to Financial Statements 105

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost.

Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Each Fund files a U.S. tax return. At April 30, 2018, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2015 through October 31, 2017, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, the Underlying
Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.

Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.

The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

106 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class E, Class M, Class P,
Class R1, Class R4, Class R5, Class S and Class T. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.

Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivable from broker and Payable due to broker for futures and swap contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended April 30, 2018, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability

Notes to Financial Statements 107

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended April 30, 2018, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement and hedging
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2018	April 30, 2018
Conservative Strategy Fund	$27,573,304	$28,724,794
Moderate Strategy Fund	68,276,701	46,363,787
Balanced Strategy Fund	569,983,259	468,885,723
Growth Strategy Fund	384,367,910	360,804,086
Equity Growth Strategy Fund	215,892,890	187,955,646
	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2018	April 30, 2018
Conservative Strategy Fund	$28,265,625	$28,348,947
Moderate Strategy Fund	70,257,676	45,909,885
Balanced Strategy Fund	585,405,825	462,417,311
Growth Strategy Fund	395,960,443	355,230,689
Equity Growth Strategy Fund	221,491,966	185,275,736

Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to
108 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

For the period ended April 30, 2018, the Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.

	Notional of Options Contracts Outstanding
Funds	January 31, 2018	April 30, 2018
Moderate Strategy Fund	$110,975,000	$157,095,317
Balanced Strategy Fund	738,587,500	1,547,946,250
Growth Strategy Fund	210,737,500	755,443,646
Equity Growth Strategy Fund	108,675,000	347,616,585

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency, index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended April 30, 2018, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.

	Notional of Futures Contracts Outstanding
Funds	January 31, 2018	April 30, 2018
Conservative Strategy Fund	$44,585,700	$35,011,063
Moderate Strategy Fund	154,704,579	171,453,200
Balanced Strategy Fund	686,530,854	949,569,429
Growth Strategy Fund	529,324,311	911,574,850
Equity Growth Strategy Fund	265,077,350	396,470,221

Notes to Financial Statements 109

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

110 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30,
2018, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that

Notes to Financial Statements 111

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended April 30, 2018, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement, hedging, and exposing cash markets
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash markets

The Funds period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

	Credit Default Swap Notional Amounts
	Outstanding
Quarter Ended	January 31, 2018	April 30, 2018
Conservative Strategy Fund	$7,880,000	$8,000,000
Moderate Strategy Fund	54,220,000	32,700,000
Balanced Strategy Fund	123,349,000	66,300,000
Growth Strategy Fund	188,820,000	62,300,000
Equity Growth Strategy Fund	46,820,000	17,000,000

Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended April 30, 2018, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds’ period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.

	Total Return Swap Notional Amounts
	Outstanding
Quarter Ended	January 31, 2018	April 30, 2018
Moderate Strategy Fund	$46,000,024	$47,658,380
Balanced Strategy Fund	314,700,004	326,045,317
Growth Strategy Fund	91,999,996	95,316,707
Equity Growth Strategy Fund	46,700,011	48,383,602

112 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master
Agreement with the same legal entity.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' and Underlying Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying
Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
3. Investment Transactions

Securities
During the period ended April 30, 2018, purchases and sales of investment securities (excluding short-term investments, options and futures) were as follows:

Notes to Financial Statements 113

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

	Purchases	Sales
Conservative Strategy Fund	$11,348,766	$33,234,631
Moderate Strategy Fund	57,308,219	100,581,720
Balanced Strategy Fund	193,072,569	365,021,513
Growth Strategy Fund	178,433,467	274,141,117
Equity Growth Strategy Fund	85,559,143	112,152,437

4. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of April 30, 2018, the Funds had invested
$692,888 in the U.S. Cash Management Fund.

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.

The Funds pay an advisory fee of 0.20% and administrative fee of up to 0.0425% based upon the average daily net assets of the
Funds paid monthly. The following shows the total amount of each of these fees paid by the Funds for the period ended April 30,
2018:

	Advisory	Administrative
Conservative Strategy Fund	$275,488	$58,541
Moderate Strategy Fund	474,146	100,756
Balanced Strategy Fund	2,054,674	436,618
Growth Strategy Fund	1,414,689	300,621
Equity Growth Strategy Fund	623,975	132,594

RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services.
Transfer agency fees are class-level expenses and may differ by class. RIFUS retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. The following shows the total amount of this fee paid by the Funds for the period ended April 30, 2018:

Amount
Conservative Strategy Fund	$275,488
Moderate Strategy Fund	474,146
Balanced Strategy Fund	2,054,672
Growth Strategy Fund	1,414,687
Equity Growth Strategy Fund	623,973

114 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

Waivers and Reimbursements
Until February 28, 2019, RIM has contractually agreed to waive up to the full amount of its advisory fee and then reimburse each Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-
1 distribution fees, shareholder servicing fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.

For the Conservative Strategy Fund, RIFUS has contractually agreed, until February 28, 2019, to waive 0.15% of its transfer agency fees for Class R1, R4 and R5 Shares and 0.02% of its transfer agency fees for Class A, C, E and S Shares. These waivers may not be terminated during the relevant period except with Board approval.

For the Moderate Strategy Fund, RIFUS has contractually agreed, until February 28, 2019, to waive 0.08% of its transfer agency fees for Class A, C, R1, R4 and R5 Shares. This waiver may not be terminated during the relevant period except with Board approval.

For the Balanced Strategy Fund, RIFUS has contractually agreed, until February 28, 2019, to waive 0.06% of its transfer agency fees for Class R1, R4 and R5 Shares and 0.10% of its transfer agency fees for Class A and C Shares. These waivers may not be terminated during the relevant period except with Board approval.

For the Growth Strategy Fund, RIFUS has contractually agreed, until February 28, 2019, to waive 0.05% of its transfer agency fees for Class R1, R4 and R5 Shares. This waiver may not be terminated during the relevant period except with Board approval.

For the Equity Growth Strategy Fund, RIFUS has contractually agreed, until February 28, 2019, to waive 0.08% of its transfer agency fees for Class R1, R4 and R5 Shares. This waiver may not be terminated during the relevant period except with Board approval.

As of April 30, 2018, RIM and RIFUS waived the following expenses:

	RIM Waiver	RIM Reimbursement	RIFUS Waiver	Total
Conservative Strategy Fund	$275,488	$23,748	$48,287	$347,523
Moderate Strategy Fund	454,348	—	152,183	606,531
Balanced Strategy Fund	1,597,601	—	788,842	2,386,443
Growth Strategy Fund	1,147,300	—	34,974	1,182,274
Equity Growth Strategy Fund	569,128	—	19,913	589,041

Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, is the distributor for the
Investment Company, pursuant to a distribution agreement with the Investment Company.

The Investment Company has distribution plans pursuant to Rule 12b-1 (the “Plans”) under the Investment Company Act. Under the Plans, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the Plans, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A,
Class C and Class R5 Shares subject to the Plans. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class A or Class R5 Shares or 0.75% of the average daily net assets of a Fund’s Class C Shares on an annual basis.

Under the Plan for Class R4 and Class R5 Shares, the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class R4 and Class R5 Shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a
Fund’s Class R4 and Class R5 Shares on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan under which the Funds may make payments to the
Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’
clients who beneficially own Class C and Class E Shares of the Funds. The shareholder servicing payments shall not exceed 0.25%
of the average daily net assets of a Fund’s Class C and Class E Shares on an annual basis.

Notes to Financial Statements 115

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C, Class E, Class R4 and Class R5 Shares of the Funds may not
exceed 7.25%, 6.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C, Class E, Class R4 or Class R5 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

For the period ended April 30, 2018, the Distributor retained the following amounts in sales charges:

Contingent Deferred Sales Charges	Class A Shares
Conservative Strategy Fund	$3,943
Moderate Strategy Fund	—
Balanced Strategy Fund	1,011
Growth Strategy Fund	316
Equity Growth Strategy Fund	—

For the period ended April 30, 2018, the sales commissions paid to the selling agents for the sale of Class A Shares were as follows:

	Aggregate	Class A Front-End
	Front-End	Sales Charges
	Sales Charges	Retained by
	on Class A Shares	Distributor
Conservative Strategy Fund	$50,514	$7,965
Moderate Strategy Fund	92,934	17,968
Balanced Strategy Fund	309,376	50,587
Growth Strategy Fund	395,422	62,268
Equity Growth Strategy Fund	116,195	18,196

Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.

Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 32 funds and Russell Investment Funds ("RIF"), which has 9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.

For the period ended April 30, 2018, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was
$710,333.

5. Federal Income Taxes
At April 30, 2018, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

116 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2018 (Unaudited)

			No Expiration
	10/31/2018	10/31/2019	Short Term	Long-Term	Totals
Equity Growth Strategy Fund	$27,212,241	$19,352,964	$—	$—	$46,565,205

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred in post-
enactment taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

6. Record Ownership
As of April 30, 2018, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Conservative Strategy Fund	4	67.2
Moderate Strategy Fund	2	55.1
Balanced Strategy Fund	3	64.6
Growth Strategy Fund	3	65.9
Equity Growth Strategy Fund	3	60.2

7. Pending Legal Proceedings
The Strategic Bond Fund is one of several defendants in a bankruptcy adversary avoidance claim in a Consolidated Multidistrict
Action styled In Re: Motors Liquidation Company, et al., Debtors, Motors Liquidation Company Avoidance Action Trust, etc., v.
JPMorgan Chase Bank, et al., United States District Bankruptcy Court for the Southern District of New York. The claim relates to alleged improper payments to the Underlying Fund as a participating lender in a term loan provided to General Motors Company due to the Underlying Fund’s security interests not being properly perfected. The Underlying Fund denied liability and cross-
claimed against the administrative agent for the term loan lenders seeking damages arising from the agent’s failure to properly perfect the security interests of the lenders. Discovery in the case in chief is closed, motion practice in that portion of the case is ongoing, and discovery with respect to the cross claims between the defense group and J.P. Morgan Chase Bank over defective UCC filings is underway. Mediation commenced in February 2018 with the parties not able to reach a settlement, and continued into late
April 2018 with the defense group conveying a counterproposal settlement offer with no response from plaintiffs as of the date of this note.

8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure.

Notes to Financial Statements 117

Russell Investment Company
LifePoints® Funds

Shareholder Requests for Additional Information — April 30, 2018 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year on Form N-Q. These reports are available (i) free of charge, upon request, by calling the Funds at (800)
787-7354; (ii) at https://russellinvestments.com; (iii) at the Securities and Exchange Commission’s website at www.sec.gov; and (iv) the
Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the
operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2017 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354; (ii) at https://russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

118 Shareholder Requests for Additional Information

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers — April 30, 2018
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 33 funds and Russell Investment Funds (“RIF”), which has 9 funds. Each of the trustees is a trustee of RIC and RIF. The first table provides information for the Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Mr. Connealy has had experience with other investment companies and their investment advisers, first as a partner in the investment management practice of
PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Spina has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies.
As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Mr.
Spina is in a position to provide the Board with such parties' perspectives on the management, operations and distribution of the Funds.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INTERESTED TRUSTEE
Mark Spina, #	Trustee since 2017	Appointed until	• President and CEO, RIC and RIF	42	None
Born June 8, 1970	President and Chief	successor is	• Chairman of the Board, President,
1301 Second Avenue,	Executive Officer	duly elected and	Russell Investments Financial
18th Floor, Seattle, WA	since 2017	qualified	Services, LLC (“RIFIS”)
98101		Appointed	• Chairman of the Board, Russell
		until successor	Investments Fund Services, LLC
		is chosen and	(“RIFUS”)
		qualified by	• Director, RIM
		Trustees	• From 2015-2016, Head of
Intermediary Distribution and
President of Pioneer Funds
Distributor
• From 2008-2015, Head of
Intermediary Distribution, Voya
Investment Management

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	Senior Vice President, Larco	42	Until October
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)		2015, Trustee,
1301 Second Avenue,		duly elected and			Russell
18th Floor, Seattle, WA		qualified			Exchange
98101					Traded Funds
Trust

Disclosure of Information about Fund Trustees and Officers 119

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2018 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee
Kristianne Blake,	Trustee since 2000	Appointed until	• Lead Independent Director, Avista	42	• Lead
Born January 22, 1954	Chairman since 2005	successor is	Corp. (electric utilities)		Independent
1301 Second Avenue,		duly elected and	• Until May 2017, Director and		Director,
18th Floor, Seattle, WA		qualified	Chairman of the Audit Committee,		Avista Corp.
98101		Approved	Avista Corp (electric utilities)		(electric
		annually	• Regent, University of Washington		utilities)
			• President, Kristianne Gates Blake,		• Until May
			P. S. (accounting services)		2017,
			• Until June 2014, Director, Ecova		Director,
			(total energy and sustainability		Avista Corp
			management)		(electric
			• Until December 2013, Trustee		utilities)
			and Chairman of the Operations		• Until June
			Committee, Principal Investors Funds		2014,
			and Principal Variable Contracts		Director,
			Funds (investment company)		Ecova (total
energy and
sustainability
management)
• Until
December
2013, Trustee,
Principal
Investors
Funds
(investment
company)
• Until
December
2013, Trustee
Principal
Variable
Contracts
Funds
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

*	Each Trustee is subject to mandatory retirement at age 75.
#	Mr. Spina is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

120 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2018 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	42	• Trustee and
Born June 26, 1951	Chairman of the	successor is	• Trustee and Chairperson of Select		Chairperson of
1301 Second Avenue,	Audit Committee	duly elected and	Sector SPDR Funds (investment		Select Sector
18th Floor, Seattle, WA	since 2017	qualified	company)		SPDR Funds
98101		Appointed until	• Until December 2014, Chairperson of		(investment
		successor is	Audit Committee, Select Sector SPDR		company)
		duly elected and	Funds (investment company)		• From August
		qualified			2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Daniel P. Connealy,	Trustee since 2003	Appointed until	• Retired	42	Until October
Born June 6, 1946		successor is	• June 2004 to June 2014, Senior Vice		2015, Trustee,
1301 Second Avenue,		duly elected and	President and Chief Financial Officer,		Russell
18th Floor, Seattle, WA		qualified	Waddell & Reed Financial, Inc.		Exchange
98101			(investment company)		Traded Funds
Trust

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	42	Until October
Born December 3, 1951		successor is	• January 2011 through March 2013,		2015, Trustee,
1301 Second Avenue		duly elected and	President Emerita, Laird Norton		Russell
18th Floor, Seattle, WA		qualified	Wealth Management (investment		Exchange
98101			company)		Traded Funds
Trust

Raymond P. Tennison, Jr. ,	Trustee since 2000	Appointed until	• Retired	42	Until October
Born December 21, 1955	Chairman of	successor is			2015, Trustee,
1301 Second Avenue	the Nominating	duly elected and			Russell
18th Floor, Seattle, WA	and Governance	qualified			Exchange
98101	Committee since	Appointed until			Traded Funds
	2007	successor is			Trust
duly elected and
qualified

Disclosure of Information about Fund Trustees and Officers 121

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2018 (Unaudited)

	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Name,	With Fund and	of	During the	Portfolios	Directorships
Age,	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
Address	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Jack R. Thompson,	Trustee since 2005	Appointed until	• Retired	42	• Until October
Born March 21, 1949	Chairman of	successor is			2015, Trustee,
1301 Second Avenue,	the Investment	duly elected and			Russell
18th Floor, Seattle, WA	Committee since	qualified			Exchange
98101	2015	Appointed until			Traded Funds
		successor is			Trust
duly elected and
qualified

*	Each Trustee is subject to mandatory retirement at age 75.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

TRUSTEE EMERITUS
George F. Russell, Jr. ,	Trustee Emeritus and	Until resignation	• Director Emeritus, RIM	42	None
Born July 3, 1932	Chairman Emeritus	or removal
1301 Second Avenue,	since 1999
18th Floor, Seattle, WA
98101

122 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2018 (Unaudited)

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served

OFFICERS
Mark Spina,	President and Chief	Until successor	• President and Chief Executive Officer, RIC and RIF
Born June 8, 1970	Executive Officer	is chosen and	• Chairman of the Board, President, RIFIS.
1301 Second Avenue	since 2017	qualified by	• Chairman of the Board, RIFUS
18th Floor, Seattle, WA		Trustees	• Director, RIM
98101			• From 2015 to 2016, Head of Intermediary Distribution and President
of Pioneer Funds Distributor
• From 2008 to 2015, Head of Intermediary Distribution, Voya
Investment Management
Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC and RIF
Born December 16, 1966	Officer since 2005	by Independent	• Chief Compliance Officer, RIFUS
1301 Second Avenue		Trustees	• 2011 to 2016 Chief Compliance Officer, U. S. One , LLC
18th Floor, Seattle, WA
98101

Mark E. Swanson,	Treasurer, Chief	Until successor	• Global Head of Fund Services, Russell Investments
Born November 26, 1963	Accounting Officer	is chosen and	• Treasurer, Chief Accounting Officer and CFO, RIC and RIF
1301 Second Avenue	and Chief Financial	qualified by	• Director and President, RIFUS
18th Floor, Seattle, WA	Officer since 1998	Trustees	• Director RIM, Russell Investments Trust Company (“RITC”) and
98101			RIFIS
• President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
• October 2011 to December 2013, Head of North America Operations
Russell Investments

Jeffrey T. Hussey,	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born May 2, 1969	Officer since 2013	Trustees	• Chief Investment Officer, RIC and RIF
1301 Second Avenue,			• Chairman of the Board and President, RIM
18th Floor, Seattle WA			• Director, RITC, Russell Investments Implementation Services, LLC
98101			and Russell Investments Delaware, LLC
• Board of Managers, Russell Investments Funds Management, LLC
• 2003 to 2013 Chief Investment Officer, Fixed Income, Russell
Investments

Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIM, RIFUS and RIFIS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC and RIF
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, U. S. One, LLC
98101

Disclosure of Information about Fund Trustees and Officers 123

Russell Investment Company
LifePoints® Funds

Adviser and Service Providers — April 30, 2018 (Unaudited)

Interested Trustee	Administrator and Transfer and Dividend Disbursing
Mark Spina	Agent
Independent Trustees	Russell Investments Fund Services, LLC
Thaddas L. Alston	1301 Second Avenue
Kristianne Blake	Seattle, WA 98101
Cheryl Burgermeister	Custodian
Daniel P. Connealy	State Street Bank and Trust Company
Katherine W. Krysty	1 Heritage Drive
Raymond P. Tennison, Jr.	North Quincy, MA 02171
Jack R. Thompson	Office of Shareholder Inquiries
Trustee Emeritus	1301 Second Avenue
George F. Russell, Jr.	Seattle, WA 98101
Officers	(800) 787-7354
Mark Spina, President and Chief Executive Officer	Legal Counsel
Mark E. Swanson, Treasurer, Chief Accounting Officer and	Dechert LLP
Chief Financial Officer	One International Place, 40th Floor
Cheryl Wichers, Chief Compliance Officer	100 Oliver Street
Jeffrey T. Hussey, Chief Investment Officer	Boston, MA 02110
Mary Beth R. Albaneze, Secretary	Distributor
Adviser	Russell Investments Financial Services, LLC.
Russell Investment Management, LLC	1301 Second Avenue
1301 Second Avenue	Seattle, WA 98101
Seattle, WA 98101	Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

124 Adviser and Service Providers

-

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Russell Investments

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]
Audit Fees

Item 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Exhibit List

(a) Registrant’s code of ethics described in Item 2

(b) Certification for principal executive officer and principal financial officer of
Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By: /s/ Mark Spina
Mark Spina
President and Chief Executive Officer, Russell Investment Company

Date: June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Mark E. Swanson
Mark E. Swanson
Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment
Company

Date: June 28, 2018